                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6067
                                  ----------------------------------------------

                        DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  310-395-8005

Date of fiscal year end:  November 30

Date of reporting period: November 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2004

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

Performance Charts                                                             1

Management's Discussion and Analysis                                           9

Disclosure of Fund Expenses                                                   21

Disclosure of Portfolio Holdings                                              24

Schedules of Investments                                                      26
     U.S. Large Company Portfolio                                             26
     Enhanced U.S. Large Company Portfolio                                    26
     U.S. Large Cap Value Portfolio                                           26
     U.S. Small XM Value Portfolio                                            26
     U.S. Small Cap Value Portfolio                                           27
     U.S. Small Cap Portfolio                                                 27
     U.S. Micro Cap Portfolio                                                 27
     DFA Real Estate Securities Portfolio                                     28
     Large Cap International Portfolio                                        30
     International Small Company Portfolio                                    35
     Japanese Small Company Portfolio                                         35
     Pacific Rim Small Company Portfolio                                      35
     United Kingdom Small Company Portfolio                                   36
     Continental Small Company Portfolio                                      36
     DFA International Small Cap Value Portfolio                              37
     Emerging Markets Portfolio                                               43
     Emerging Markets Small Cap Portfolio                                     43
     DFA One-Year Fixed Income Portfolio                                      43
     DFA Two-Year Global Fixed Income Portfolio                               43
     DFA Five-Year Government Portfolio                                       44
     DFA Five-Year Global Fixed Income Portfolio                              45
     DFA Intermediate Government Fixed Income Portfolio                       47
     DFA Short-Term Municipal Bond Portfolio                                  48

Statements of Assets and Liabilities                                          54

Statements of Operations                                                      57

Statements of Changes in Net Assets                                           63

Financial Highlights                                                          69

Notes to Financial Statements                                                 81

Report of Independent Registered Certified Public Accounting Firm             95

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

Performance Charts                                                             96

Management's Discussion and Analysis                                           97

Disclosure of Fund Expenses                                                    99

Statement of Assets and Liabilities                                           100

Statement of Operations                                                       101

Statements of Changes in Net Assets                                           102

Financial Highlights                                                          103

Notes to Financial Statements                                                 104

Report of Independent Registered Certified Public Accounting Firm             107

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

Performance Charts                                                            108

Disclosure of Fund Expenses                                                   114

Disclosure of Portfolio Holdings                                              117

Schedules of Investments                                                      122
     The U.S. Large Company Series                                            122
     The Enhanced U.S. Large Company Series                                   127
     The U.S. Large Cap Value Series                                          129
     The U.S. Small XM Value Series                                           132
     The U.S. Small Cap Value Series                                          137
     The U.S. Small Cap Series                                                150
     The U.S. Micro Cap Series                                                177
     The DFA International Value Series                                       200
     The Japanese Small Company Series                                        206
     The Pacific Rim Small Company Series                                     217
     The United Kingdom Small Company Series                                  220
     The Continental Small Company Series                                     226
     The Emerging Markets Series                                              231
     The Emerging Markets Small Cap Series                                    235
     The DFA One-Year Fixed Income Series                                     239
     The DFA Two-Year Global Fixed Income Series                              241

Statements of Assets and Liabilities                                          243

Statements of Operations                                                      245

Statements of Changes in Net Assets                                           249

Financial Highlights                                                          253

Notes to Financial Statements                                                 261

Report of Independent Registered Certified Public Accounting Firm             271

Fund Management                                                               272

Voting Proxies on Fund Portfolio Securities                                   278

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                               U.S. LARGE
                                            COMPANY PORTFOLIO       S&P 500 INDEX
11/30/94                                       $     10,000         $     10,000
12/31/94                                       $     10,149         $     10,146
1/31/95                                        $     10,408         $     10,410
2/28/95                                        $     10,814         $     10,814
3/31/95                                        $     11,126         $     11,134
4/30/95                                        $     11,444         $     11,458
5/31/95                                        $     11,904         $     11,910
6/30/95                                        $     12,181         $     12,190
7/31/95                                        $     12,583         $     12,596
8/31/95                                        $     12,605         $     12,630
9/30/95                                        $     13,144         $     13,159
10/31/95                                       $     13,091         $     13,113
11/30/95                                       $     13,654         $     13,690
12/31/95                                       $     13,912         $     13,944
1/31/96                                        $     14,389         $     14,423
2/29/96                                        $     14,510         $     14,562
3/31/96                                        $     14,652         $     14,702
4/30/96                                        $     14,865         $     14,918
5/31/96                                        $     15,236         $     15,302
6/30/96                                        $     15,297         $     15,365
7/31/96                                        $     14,616         $     14,681
8/31/96                                        $     14,929         $     14,993
9/30/96                                        $     15,759         $     15,835
10/31/96                                       $     16,188         $     16,269
11/30/96                                       $     17,405         $     17,504
12/31/96                                       $     17,059         $     17,161
1/31/97                                        $     18,122         $     18,227
2/28/97                                        $     18,261         $     18,374
3/31/97                                        $     17,507         $     17,610
4/30/97                                        $     18,551         $     18,661
5/31/97                                        $     19,671         $     19,807
6/30/97                                        $     20,548         $     20,690
7/31/97                                        $     22,182         $     22,333
8/31/97                                        $     20,946         $     21,092
9/30/97                                        $     22,088         $     22,247
10/31/97                                       $     21,350         $     21,504
11/30/97                                       $     22,322         $     22,500
12/31/97                                       $     22,701         $     22,887
1/31/98                                        $     22,962         $     23,141
2/28/98                                        $     24,613         $     24,809
3/31/98                                        $     25,861         $     26,080
4/30/98                                        $     26,122         $     26,343
5/31/98                                        $     25,670         $     25,890
6/30/98                                        $     26,710         $     26,941
7/31/98                                        $     26,424         $     26,656
8/31/98                                        $     22,619         $     22,801
9/30/98                                        $     24,058         $     24,263
10/31/98                                       $     25,994         $     26,235
11/30/98                                       $     27,580         $     27,825
12/31/98                                       $     29,210         $     29,428
1/31/99                                        $     30,399         $     30,658
2/28/99                                        $     29,450         $     29,704
3/31/99                                        $     30,625         $     30,893
4/30/99                                        $     31,792         $     32,088
5/31/99                                        $     31,042         $     31,331
6/30/99                                        $     32,755         $     33,070
7/31/99                                        $     31,727         $     32,038
8/31/99                                        $     31,565         $     31,878
9/30/99                                        $     30,697         $     31,004
10/31/99                                       $     32,643         $     32,967
11/30/99                                       $     33,299         $     33,636
12/31/99                                       $     35,281         $     35,617
1/31/2000                                      $     33,506         $     33,829
2/29/2000                                      $     32,869         $     33,190
3/31/2000                                      $     36,068         $     36,436
4/30/2000                                      $     34,960         $     35,339
5/31/2000                                      $     34,240         $     34,615
6/30/2000                                      $     35,024         $     35,466
7/31/2000                                      $     34,523         $     34,913
8/31/2000                                      $     36,667         $     37,081
9/30/2000                                      $     34,731         $     35,123
10/31/2000                                     $     34,575         $     34,976
11/30/2000                                     $     31,857         $     32,220
12/31/2000                                     $     32,017         $     32,377
1/31/2001                                      $     33,150         $     33,527
2/28/2001                                      $     30,127         $     30,469
3/31/2001                                      $     28,214         $     28,537
4/30/2001                                      $     30,397         $     30,755
5/31/2001                                      $     30,580         $     30,961
6/30/2001                                      $     29,834         $     30,209
7/31/2001                                      $     29,544         $     29,912
8/31/2001                                      $     27,686         $     28,040
9/30/2001                                      $     25,443         $     25,774
10/31/2001                                     $     25,927         $     26,267
11/30/2001                                     $     27,910         $     28,281
12/31/2001                                     $     28,153         $     28,530
1/31/2002                                      $     27,734         $     28,114
2/28/2002                                      $     27,198         $     27,571
3/31/2002                                      $     28,207         $     28,608
4/30/2002                                      $     26,498         $     26,874
5/31/2002                                      $     26,305         $     26,675
6/30/2002                                      $     24,421         $     24,776
7/31/2002                                      $     22,521         $     22,843
8/31/2002                                      $     22,663         $     22,994
9/30/2002                                      $     20,200         $     20,495
10/31/2002                                     $     21,973         $     22,298
11/30/2002                                     $     23,265         $     23,612
12/31/2002                                     $     21,895         $     22,223
1/31/2003                                      $     21,317         $     21,641
2/28/2003                                      $     20,995         $     21,316
3/31/2003                                      $     21,199         $     21,523
4/30/2003                                      $     22,945         $     23,297
5/31/2003                                      $     24,155         $     24,524
6/30/2003                                      $     24,452         $     24,838
7/31/2003                                      $     24,880         $     25,275
8/31/2003                                      $     25,367         $     25,768
9/30/2003                                      $     25,093         $     25,495
10/31/2003                                     $     26,509         $     26,938
11/30/2003                                     $     26,732         $     27,175
12/31/2003                                     $     28,133         $     28,599
1/31/2004                                      $     28,642         $     29,125
2/29/2004                                      $     29,038         $     29,530
3/31/2004                                      $     28,605         $     29,084
4/30/2004                                      $     28,146         $     28,628
5/31/2004                                      $     28,527         $     29,020
6/30/2004                                      $     29,076         $     29,584
7/31/2004                                      $     28,113         $     28,605
8/31/2004                                      $     28,226         $     28,720
9/30/2004                                      $     28,528         $     29,032
10/31/2004                                     $     28,955         $     29,475
11/30/2004                                     $     30,122         $     30,668

AVERAGE ANNUAL      ONE        FIVE      TEN
TOTAL RETURN        YEAR       YEARS    YEARS
---------------------------------------------
                   12.68%     -1.99%    11.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                            ENHANCED U.S. LARGE
                                             COMPANY PORTFOLIO     S&P 500 INDEX
7/2/96                                         $     10,000         $     10,000
7/31/96                                        $      9,850         $      9,500
8/31/96                                        $     10,050         $      9,702
9/30/96                                        $     10,640         $     10,247
10/31/96                                       $     11,000         $     10,528
11/30/96                                       $     11,830         $     11,327
12/31/96                                       $     11,533         $     11,105
1/31/97                                        $     12,268         $     11,794
2/28/97                                        $     12,365         $     11,890
3/31/97                                        $     11,767         $     11,395
4/30/97                                        $     12,506         $     12,076
5/31/97                                        $     13,322         $     12,817
6/30/97                                        $     13,893         $     13,389
7/31/97                                        $     15,013         $     14,452
8/31/97                                        $     14,190         $     13,648
9/30/97                                        $     14,928         $     14,396
10/31/97                                       $     14,509         $     13,915
11/30/97                                       $     15,050         $     14,560
12/31/97                                       $     15,307         $     14,810
1/31/98                                        $     15,574         $     14,974
2/28/98                                        $     16,628         $     16,054
3/31/98                                        $     17,469         $     16,876
4/30/98                                        $     17,662         $     17,046
5/31/98                                        $     17,303         $     16,753
6/30/98                                        $     18,037         $     17,433
7/31/98                                        $     17,804         $     17,249
8/31/98                                        $     15,208         $     14,754
9/30/98                                        $     16,271         $     15,700
10/31/98                                       $     17,615         $     16,977
11/30/98                                       $     18,619         $     18,005
12/31/98                                       $     19,830         $     19,043
1/31/99                                        $     20,551         $     19,839
2/28/99                                        $     19,873         $     19,222
3/31/99                                        $     20,710         $     19,990
4/30/99                                        $     21,493         $     20,764
5/31/99                                        $     20,899         $     20,274
6/30/99                                        $     22,114         $     21,399
7/31/99                                        $     21,357         $     20,732
8/31/99                                        $     21,240         $     20,628
9/30/99                                        $     20,728         $     20,063
10/31/99                                       $     22,046         $     21,333
11/30/99                                       $     22,401         $     21,766
12/31/99                                       $     23,672         $     23,048
1/31/2000                                      $     22,424         $     21,891
2/29/2000                                      $     22,079         $     21,477
3/31/2000                                      $     24,196         $     23,577
4/30/2000                                      $     23,429         $     22,868
5/31/2000                                      $     22,888         $     22,399
6/30/2000                                      $     23,396         $     22,950
7/31/2000                                      $     23,043         $     22,592
8/31/2000                                      $     24,510         $     23,995
9/30/2000                                      $     23,219         $     22,728
10/31/2000                                     $     23,112         $     22,633
11/30/2000                                     $     21,321         $     20,849
12/31/2000                                     $     21,387         $     20,951
1/31/2001                                      $     22,144         $     21,695
2/28/2001                                      $     20,116         $     19,716
3/31/2001                                      $     18,814         $     18,466
4/30/2001                                      $     20,259         $     19,901
5/31/2001                                      $     20,383         $     20,035
6/30/2001                                      $     19,842         $     19,548
7/31/2001                                      $     19,696         $     19,356
8/31/2001                                      $     18,486         $     18,145
9/30/2001                                      $     17,094         $     16,678
10/31/2001                                     $     17,474         $     16,997
11/30/2001                                     $     18,781         $     18,301
12/31/2001                                     $     18,950         $     18,462
1/31/2002                                      $     18,675         $     18,192
2/28/2002                                      $     18,337         $     17,841
3/31/2002                                      $     18,913         $     18,512
4/30/2002                                      $     17,852         $     17,390
5/31/2002                                      $     17,747         $     17,261
6/30/2002                                      $     16,542         $     16,032
7/31/2002                                      $     15,347         $     14,782
8/31/2002                                      $     15,475         $     14,879
9/30/2002                                      $     13,806         $     13,262
10/31/2002                                     $     15,050         $     14,429
11/30/2002                                     $     15,887         $     15,279
12/31/2002                                     $     15,007         $     14,381
1/31/2003                                      $     14,618         $     14,004
2/28/2003                                      $     14,424         $     13,794
3/31/2003                                      $     14,554         $     13,928
4/30/2003                                      $     15,766         $     15,075
5/31/2003                                      $     16,632         $     15,870
6/30/2003                                      $     16,828         $     16,073
7/31/2003                                      $     17,045         $     16,356
8/31/2003                                      $     17,371         $     16,675
9/30/2003                                      $     17,261         $     16,498
10/31/2003                                     $     18,175         $     17,432
11/30/2003                                     $     18,328         $     17,585
12/31/2003                                     $     19,334         $     18,506
1/31/2004                                      $     19,683         $     18,847
2/29/2004                                      $     19,989         $     19,109
3/31/2004                                      $     19,707         $     18,820
4/30/2004                                      $     19,269         $     18,525
5/31/2004                                      $     19,510         $     18,779
6/30/2004                                      $     19,855         $     19,144
7/31/2004                                      $     19,219         $     18,510
8/31/2004                                      $     19,351         $     18,585
9/30/2004                                      $     19,544         $     18,786
10/31/2004                                     $     19,852         $     19,073
11/30/2004                                     $     20,578         $     19,845

AVERAGE ANNUAL      ONE     FIVE        FROM
TOTAL RETURN        YEAR    YEARS     7/2/1996
----------------------------------------------
                   12.28%   -1.68%      8.96%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                              U.S. LARGE CAP        RUSSELL 1000
                                              VALUE PORTFOLIO       VALUE INDEX
11/30/94                                       $     10,000         $     10,000
12/31/94                                       $     10,111         $     10,115
1/31/95                                        $     10,344         $     10,427
2/28/95                                        $     10,930         $     10,838
3/31/95                                        $     11,102         $     11,076
4/30/95                                        $     11,498         $     11,426
5/31/95                                        $     12,097         $     11,907
6/30/95                                        $     12,362         $     12,069
7/31/95                                        $     12,903         $     12,489
8/31/95                                        $     13,281         $     12,665
9/30/95                                        $     13,741         $     13,123
10/31/95                                       $     13,176         $     12,993
11/30/95                                       $     13,898         $     13,652
12/31/95                                       $     13,990         $     13,995
1/31/96                                        $     14,389         $     14,431
2/29/96                                        $     14,599         $     14,541
3/31/96                                        $     15,102         $     14,788
4/30/96                                        $     15,355         $     14,844
5/31/96                                        $     15,607         $     15,030
6/30/96                                        $     15,149         $     15,042
7/31/96                                        $     14,472         $     14,473
8/31/96                                        $     15,054         $     14,887
9/30/96                                        $     15,346         $     15,480
10/31/96                                       $     15,845         $     16,079
11/30/96                                       $     16,992         $     17,245
12/31/96                                       $     16,818         $     17,024
1/31/97                                        $     17,421         $     17,850
2/28/97                                        $     17,760         $     18,112
3/31/97                                        $     16,947         $     17,460
4/30/97                                        $     17,506         $     18,193
5/31/97                                        $     18,856         $     19,210
6/30/97                                        $     19,435         $     20,034
7/31/97                                        $     21,384         $     21,541
8/31/97                                        $     21,065         $     20,774
9/30/97                                        $     22,173         $     22,029
10/31/97                                       $     21,036         $     21,414
11/30/97                                       $     21,257         $     22,361
12/31/97                                       $     21,550         $     23,014
1/31/98                                        $     21,830         $     22,689
2/28/98                                        $     23,738         $     24,216
3/31/98                                        $     25,060         $     25,698
4/30/98                                        $     25,201         $     25,871
5/31/98                                        $     24,979         $     25,488
6/30/98                                        $     24,919         $     25,814
7/31/98                                        $     24,054         $     25,360
8/31/98                                        $     19,667         $     21,586
9/30/98                                        $     20,664         $     22,825
10/31/98                                       $     22,356         $     24,594
11/30/98                                       $     23,742         $     25,740
12/31/98                                       $     24,132         $     26,615
1/31/99                                        $     24,595         $     26,828
2/28/99                                        $     23,961         $     26,450
3/31/99                                        $     24,737         $     26,997
4/30/99                                        $     27,369         $     29,519
5/31/99                                        $     27,333         $     29,194
6/30/99                                        $     27,795         $     30,041
7/31/99                                        $     26,639         $     29,161
8/31/99                                        $     25,680         $     28,079
9/30/99                                        $     24,296         $     27,099
10/31/99                                       $     25,222         $     28,660
11/30/99                                       $     24,813         $     28,436
12/31/99                                       $     25,289         $     28,573
1/31/2000                                      $     23,506         $     27,641
2/29/2000                                      $     21,396         $     25,588
3/31/2000                                      $     24,421         $     28,709
4/30/2000                                      $     25,151         $     28,376
5/31/2000                                      $     25,096         $     28,674
6/30/2000                                      $     23,349         $     27,364
7/31/2000                                      $     24,372         $     27,706
8/31/2000                                      $     25,795         $     29,246
9/30/2000                                      $     25,380         $     29,515
10/31/2000                                     $     26,380         $     30,241
11/30/2000                                     $     25,517         $     29,119
12/31/2000                                     $     27,872         $     30,578
1/31/2001                                      $     29,241         $     30,694
2/28/2001                                      $     29,223         $     29,841
3/31/2001                                      $     28,320         $     28,788
4/30/2001                                      $     30,008         $     30,198
5/31/2001                                      $     30,869         $     30,878
6/30/2001                                      $     30,505         $     30,192
7/31/2001                                      $     30,456         $     30,129
8/31/2001                                      $     29,110         $     28,921
9/30/2001                                      $     25,867         $     26,885
10/31/2001                                     $     25,852         $     26,654
11/30/2001                                     $     28,284         $     28,202
12/31/2001                                     $     28,946         $     28,868
1/31/2002                                      $     29,247         $     28,645
2/28/2002                                      $     29,622         $     28,691
3/31/2002                                      $     30,854         $     30,048
4/30/2002                                      $     30,573         $     29,018
5/31/2002                                      $     30,763         $     29,163
6/30/2002                                      $     28,892         $     27,489
7/31/2002                                      $     25,685         $     24,932
8/31/2002                                      $     26,101         $     25,119
9/30/2002                                      $     23,196         $     22,326
10/31/2002                                     $     24,106         $     23,980
11/30/2002                                     $     25,810         $     25,491
12/31/2002                                     $     24,636         $     24,385
1/31/2003                                      $     24,064         $     23,795
2/28/2003                                      $     23,359         $     23,159
3/31/2003                                      $     23,249         $     23,199
4/30/2003                                      $     25,388         $     25,240
5/31/2003                                      $     27,087         $     26,871
6/30/2003                                      $     27,379         $     27,207
7/31/2003                                      $     28,069         $     27,612
8/31/2003                                      $     29,065         $     28,043
9/30/2003                                      $     28,426         $     27,768
10/31/2003                                     $     30,328         $     29,467
11/30/2003                                     $     31,000         $     29,868
12/31/2003                                     $     33,117         $     31,708
1/31/2004                                      $     33,677         $     32,266
2/29/2004                                      $     34,545         $     32,957
3/31/2004                                      $     34,406         $     32,667
4/30/2004                                      $     33,826         $     31,870
5/31/2004                                      $     34,020         $     32,195
6/30/2004                                      $     35,035         $     32,954
7/31/2004                                      $     33,891         $     32,490
8/31/2004                                      $     33,891         $     32,951
9/30/2004                                      $     34,936         $     33,462
10/31/2004                                     $     35,344         $     34,017
11/30/2004                                     $     37,658         $     35,739

AVERAGE ANNUAL       ONE        FIVE      TEN
TOTAL RETURN         YEAR       YEARS    YEARS
----------------------------------------------
                    21.48%      8.69%    14.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL XM VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 23, 2000-NOVEMBER 30, 2004

GROWTH OF $10,000

                       U.S. SMALL XM      RUSSELL 2000
                       VALUE PORTFOLIO    VALUE INDEX
2/23/2000                $   10,000        $   10,000
2/29/2000                $   10,040        $   10,376
3/31/2000                $   11,020        $   10,424
4/30/2000                $   11,130        $   10,486
5/31/2000                $   10,980        $   10,325
6/30/2000                $   10,710        $   10,627
7/31/2000                $   10,980        $   10,981
8/31/2000                $   11,579        $   11,472
9/30/2000                $   11,419        $   11,406
10/31/2000               $   11,440        $   11,365
11/30/2000               $   11,060        $   11,133
12/31/2000               $   12,375        $   12,329
1/31/2001                $   13,152        $   12,669
2/28/2001                $   13,131        $   12,652
3/31/2001                $   12,648        $   12,449
4/30/2001                $   13,499        $   13,026
5/31/2001                $   13,982        $   13,360
6/30/2001                $   14,455        $   13,897
7/31/2001                $   14,465        $   13,586
8/31/2001                $   14,329        $   13,539
9/30/2001                $   12,176        $   12,044
10/31/2001               $   12,532        $   12,358
11/30/2001               $   13,688        $   13,247
12/31/2001               $   14,593        $   14,057
1/31/2002                $   14,794        $   14,244
2/28/2002                $   15,119        $   14,331
3/31/2002                $   16,421        $   15,405
4/30/2002                $   16,881        $   15,947
5/31/2002                $   16,342        $   15,419
6/30/2002                $   15,736        $   15,078
7/31/2002                $   13,425        $   12,838
8/31/2002                $   13,425        $   12,781
9/30/2002                $   12,235        $   11,869
10/31/2002               $   12,550        $   12,047
11/30/2002               $   13,930        $   13,008
12/31/2002               $   13,182        $   12,453
1/31/2003                $   12,570        $   12,101
2/28/2003                $   12,035        $   11,695
3/31/2003                $   11,996        $   11,820
4/30/2003                $   13,423        $   12,943
5/31/2003                $   14,952        $   14,264
6/30/2003                $   15,194        $   14,505
7/31/2003                $   16,072        $   15,229
8/31/2003                $   17,117        $   15,808
9/30/2003                $   16,887        $   15,626
10/31/2003               $   18,517        $   16,900
11/30/2003               $   19,281        $   17,549
12/31/2003               $   20,308        $   18,184
1/31/2004                $   21,240        $   18,813
2/29/2004                $   21,570        $   19,178
3/31/2004                $   21,756        $   19,443
4/30/2004                $   21,025        $   18,438
5/31/2004                $   21,341        $   18,661
6/30/2004                $   22,553        $   19,609
7/31/2004                $   21,462        $   18,707
8/31/2004                $   21,319        $   18,890
9/30/2004                $   22,287        $   19,638
10/31/2004               $   22,488        $   19,942
11/30/2004               $   24,557        $   21,711

AVERAGE ANNUAL    ONE       FROM
TOTAL RETURN      YEAR    2/23/2000
-----------------------------------
                  27.36%    20.73%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                            U.S. SMALL CAP        RUSSELL 2000
                           VALUE PORTFOLIO        VALUE INDEX
11/30/94                    $      10,000         $     10,000
12/31/94                    $      10,104         $     10,300
1/31/95                     $      10,203         $     10,251
2/28/95                     $      10,563         $     10,630
3/31/95                     $      10,689         $     10,682
4/30/95                     $      11,067         $     10,999
5/31/95                     $      11,373         $     11,235
6/30/95                     $      11,823         $     11,619
7/31/95                     $      12,462         $     12,043
8/31/95                     $      12,858         $     12,401
9/30/95                     $      13,020         $     12,585
10/31/95                    $      12,381         $     12,083
11/30/95                    $      12,841         $     12,563
12/31/95                    $      13,063         $     12,952
1/31/96                     $      13,018         $     13,038
2/29/96                     $      13,303         $     13,242
3/31/96                     $      13,670         $     13,521
4/30/96                     $      14,378         $     13,890
5/31/96                     $      14,939         $     14,241
6/30/96                     $      14,626         $     14,073
7/31/96                     $      13,717         $     13,324
8/31/96                     $      14,342         $     13,903
9/30/96                     $      14,820         $     14,282
10/31/96                    $      14,929         $     14,448
11/30/96                    $      15,637         $     15,225
12/31/96                    $      15,979         $     15,720
1/31/97                     $      16,385         $     15,962
2/28/97                     $      16,385         $     16,114
3/31/97                     $      15,951         $     15,682
4/30/97                     $      15,886         $     15,912
5/31/97                     $      17,389         $     17,179
6/30/97                     $      18,475         $     18,048
7/31/97                     $      19,580         $     18,806
8/31/97                     $      20,269         $     19,105
9/30/97                     $      21,828         $     20,376
10/31/97                    $      21,053         $     19,822
11/30/97                    $      20,874         $     20,040
12/31/97                    $      20,893         $     20,719
1/31/98                     $      20,636         $     20,344
2/28/98                     $      22,192         $     21,575
3/31/98                     $      23,095         $     22,451
4/30/98                     $      23,541         $     22,561
5/31/98                     $      22,639         $     21,762
6/30/98                     $      22,193         $     21,638
7/31/98                     $      20,558         $     19,944
8/31/98                     $      16,769         $     16,821
9/30/98                     $      17,245         $     17,771
10/31/98                    $      17,980         $     18,299
11/30/98                    $      18,933         $     18,795
12/31/98                    $      19,372         $     19,385
1/31/99                     $      19,674         $     18,945
2/28/99                     $      18,053         $     17,651
3/31/99                     $      17,706         $     17,506
4/30/99                     $      19,597         $     19,104
5/31/99                     $      20,517         $     19,691
6/30/99                     $      21,770         $     20,404
7/31/99                     $      21,672         $     19,920
8/31/99                     $      21,078         $     19,191
9/30/99                     $      20,516         $     18,807
10/31/99                    $      19,814         $     18,431
11/30/99                    $      20,711         $     18,527
12/31/99                    $      21,898         $     19,096
1/31/2000                   $      21,734         $     18,597
2/29/2000                   $      23,751         $     19,734
3/31/2000                   $      23,822         $     19,826
4/30/2000                   $      22,986         $     19,943
5/31/2000                   $      22,030         $     19,638
6/30/2000                   $      23,127         $     20,212
7/31/2000                   $      23,104         $     20,885
8/31/2000                   $      24,813         $     21,818
9/30/2000                   $      24,354         $     21,694
10/31/2000                  $      23,434         $     21,616
11/30/2000                  $      22,159         $     21,175
12/31/2000                  $      23,872         $     23,449
1/31/2001                   $      26,333         $     24,096
2/28/2001                   $      25,827         $     24,062
3/31/2001                   $      25,192         $     23,677
4/30/2001                   $      26,734         $     24,774
5/31/2001                   $      28,381         $     25,410
6/30/2001                   $      29,442         $     26,432
7/31/2001                   $      28,962         $     25,840
8/31/2001                   $      28,574         $     25,749
9/30/2001                   $      24,414         $     22,907
10/31/2001                  $      25,373         $     23,505
11/30/2001                  $      27,355         $     25,194
12/31/2001                  $      29,275         $     26,736
1/31/2002                   $      29,726         $     27,092
2/28/2002                   $      29,678         $     27,257
3/31/2002                   $      32,605         $     29,299
4/30/2002                   $      34,082         $     30,330
5/31/2002                   $      33,008         $     29,326
6/30/2002                   $      32,325         $     28,678
7/31/2002                   $      27,282         $     24,417
8/31/2002                   $      26,941         $     24,309
9/30/2002                   $      24,980         $     22,573
10/31/2002                  $      25,384         $     22,912
11/30/2002                  $      27,547         $     24,740
12/31/2002                  $      26,561         $     23,684
1/31/2003                   $      25,645         $     23,016
2/28/2003                   $      24,591         $     22,243
3/31/2003                   $      24,539         $     22,481
4/30/2003                   $      27,130         $     24,616
5/31/2003                   $      30,310         $     27,130
6/30/2003                   $      31,416         $     27,588
7/31/2003                   $      33,628         $     28,965
8/31/2003                   $      35,357         $     30,066
9/30/2003                   $      35,081         $     29,720
10/31/2003                  $      38,589         $     32,142
11/30/2003                  $      40,196         $     33,376
12/31/2003                  $      42,339         $     34,584
1/31/2004                   $      44,409         $     35,781
2/29/2004                   $      45,038         $     36,475
3/31/2004                   $      45,463         $     36,979
4/30/2004                   $      44,021         $     35,067
5/31/2004                   $      44,188         $     35,491
6/30/2004                   $      47,145         $     37,294
7/31/2004                   $      44,631         $     35,579
8/31/2004                   $      43,965         $     35,927
9/30/2004                   $      46,132         $     37,350
10/31/2004                  $      46,576         $     37,929
11/30/2004                  $      51,235         $     41,293

AVERAGE ANNUAL      ONE       FIVE        TEN
TOTAL RETURN        YEAR      YEARS      YEARS
----------------------------------------------
                   27.46%     19.86%     17.75%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                            U.S. SMALL           RUSSELL 2000
                          CAP PORTFOLIO              INDEX
11/30/94                    $  10,000             $  10,000
12/31/94                    $  10,127             $  10,268
1/31/95                     $  10,187             $  10,139
2/28/95                     $  10,523             $  10,560
3/31/95                     $  10,721             $  10,741
4/30/95                     $  11,067             $  10,979
5/31/95                     $  11,294             $  11,168
6/30/95                     $  11,866             $  11,748
7/31/95                     $  12,597             $  12,425
8/31/95                     $  12,953             $  12,682
9/30/95                     $  13,190             $  12,909
10/31/95                    $  12,508             $  12,332
11/30/95                    $  12,876             $  12,850
12/31/95                    $  13,183             $  13,189
1/31/96                     $  13,215             $  13,174
2/29/96                     $  13,656             $  13,585
3/31/96                     $  13,951             $  13,867
4/30/96                     $  14,878             $  14,609
5/31/96                     $  15,645             $  15,184
6/30/96                     $  14,930             $  14,560
7/31/96                     $  13,688             $  13,289
8/31/96                     $  14,488             $  14,061
9/30/96                     $  14,940             $  14,611
10/31/96                    $  14,718             $  14,386
11/30/96                    $  15,287             $  14,979
12/31/96                    $  15,513             $  15,371
1/31/97                     $  16,026             $  15,678
2/28/97                     $  15,683             $  15,299
3/31/97                     $  14,942             $  14,577
4/30/97                     $  14,770             $  14,618
5/31/97                     $  16,448             $  16,245
6/30/97                     $  17,293             $  16,942
7/31/97                     $  18,320             $  17,729
8/31/97                     $  18,994             $  18,135
9/30/97                     $  20,455             $  19,463
10/31/97                    $  19,565             $  18,608
11/30/97                    $  19,268             $  18,487
12/31/97                    $  19,272             $  18,811
1/31/98                     $  19,042             $  18,514
2/28/98                     $  20,438             $  19,882
3/31/98                     $  21,288             $  20,701
4/30/98                     $  21,580             $  20,815
5/31/98                     $  20,449             $  19,693
6/30/98                     $  20,169             $  19,734
7/31/98                     $  18,620             $  18,136
8/31/98                     $  14,786             $  14,614
9/30/98                     $  15,713             $  15,758
10/31/98                    $  16,398             $  16,401
11/30/98                    $  17,477             $  17,260
12/31/98                    $  18,204             $  18,329
1/31/99                     $  18,499             $  18,573
2/28/99                     $  16,923             $  17,068
3/31/99                     $  16,768             $  17,335
4/30/99                     $  18,288             $  18,888
5/31/99                     $  19,007             $  19,163
6/30/99                     $  20,119             $  20,030
7/31/99                     $  19,950             $  19,481
8/31/99                     $  19,415             $  18,760
9/30/99                     $  19,316             $  18,764
10/31/99                    $  19,090             $  18,841
11/30/99                    $  20,667             $  19,966
12/31/99                    $  22,831             $  22,226
1/31/2000                   $  22,801             $  21,868
2/29/2000                   $  26,611             $  25,478
3/31/2000                   $  25,459             $  23,799
4/30/2000                   $  23,461             $  22,366
5/31/2000                   $  22,217             $  21,062
6/30/2000                   $  24,492             $  22,899
7/31/2000                   $  23,816             $  22,162
8/31/2000                   $  25,767             $  23,853
9/30/2000                   $  25,259             $  23,151
10/31/2000                  $  24,138             $  22,119
11/30/2000                  $  21,924             $  19,847
12/31/2000                  $  23,391             $  21,552
1/31/2001                   $  25,428             $  22,675
2/28/2001                   $  23,732             $  21,188
3/31/2001                   $  22,652             $  20,151
4/30/2001                   $  24,417             $  21,727
5/31/2001                   $  25,565             $  22,262
6/30/2001                   $  26,848             $  23,030
7/31/2001                   $  25,839             $  21,784
8/31/2001                   $  25,069             $  21,080
9/30/2001                   $  21,506             $  18,243
10/31/2001                  $  22,928             $  19,310
11/30/2001                  $  24,709             $  20,805
12/31/2001                  $  26,358             $  22,088
1/31/2002                   $  26,170             $  21,859
2/28/2002                   $  25,474             $  21,260
3/31/2002                   $  27,642             $  22,969
4/30/2002                   $  27,717             $  23,178
5/31/2002                   $  26,550             $  22,149
6/30/2002                   $  25,193             $  21,050
7/31/2002                   $  21,575             $  17,872
8/31/2002                   $  21,595             $  17,825
9/30/2002                   $  19,956             $  16,545
10/31/2002                  $  20,710             $  17,077
11/30/2002                  $  22,557             $  18,600
12/31/2002                  $  21,317             $  17,564
1/31/2003                   $  20,743             $  17,077
2/28/2003                   $  20,075             $  16,561
3/31/2003                   $  20,266             $  16,775
4/30/2003                   $  22,309             $  18,365
5/31/2003                   $  24,812             $  20,336
6/30/2003                   $  25,480             $  20,704
7/31/2003                   $  27,085             $  22,000
8/31/2003                   $  28,442             $  23,008
9/30/2003                   $  28,004             $  22,582
10/31/2003                  $  30,449             $  24,479
11/30/2003                  $  31,557             $  25,348
12/31/2003                  $  32,295             $  25,863
1/31/2004                   $  33,734             $  26,985
2/29/2004                   $  34,021             $  27,228
3/31/2004                   $  34,194             $  27,481
4/30/2004                   $  32,793             $  26,080
5/31/2004                   $  33,139             $  26,494
6/30/2004                   $  34,587             $  27,610
7/31/2004                   $  32,108             $  25,752
8/31/2004                   $  31,647             $  25,620
9/30/2004                   $  33,195             $  26,822
10/31/2004                  $  33,829             $  27,350
11/30/2004                  $  36,791             $  29,721

AVERAGE ANNUAL      ONE     FIVE       TEN
TOTAL RETURN        YEAR    YEARS     YEARS
--------------------------------------------
                   16.59%   12.22%    13.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                         U.S. MICRO
                        CAP PORTFOLIO   CRSP 9-10 INDEX   RUSSELL 2000 INDEX
11/30/94                  $  10,000       $  10,000           $  10,000
12/31/94                  $  10,002       $   9,889           $  10,268
1/31/95                   $  10,285       $  10,170           $  10,139
2/28/95                   $  10,544       $  10,503           $  10,560
3/31/95                   $  10,697       $  10,696           $  10,741
4/30/95                   $  11,074       $  10,990           $  10,979
5/31/95                   $  11,404       $  11,230           $  11,168
6/30/95                   $  12,051       $  11,919           $  11,748
7/31/95                   $  12,829       $  12,670           $  12,425
8/31/95                   $  13,288       $  13,193           $  12,682
9/30/95                   $  13,547       $  13,510           $  12,909
10/31/95                  $  12,887       $  12,807           $  12,332
11/30/95                  $  13,135       $  13,015           $  12,850
12/31/95                  $  13,449       $  13,183           $  13,189
1/31/96                   $  13,486       $  13,383           $  13,174
2/29/96                   $  13,984       $  13,795           $  13,585
3/31/96                   $  14,303       $  14,185           $  13,867
4/30/96                   $  15,516       $  15,396           $  14,609
5/31/96                   $  16,678       $  16,495           $  15,184
6/30/96                   $  15,707       $  15,515           $  14,560
7/31/96                   $  14,226       $  14,165           $  13,289
8/31/96                   $  14,903       $  14,866           $  14,061
9/30/96                   $  15,337       $  15,372           $  14,611
10/31/96                  $  15,068       $  15,038           $  14,386
11/30/96                  $  15,502       $  15,390           $  14,979
12/31/96                  $  15,819       $  15,695           $  15,371
1/31/97                   $  16,483       $  16,541           $  15,678
2/28/97                   $  16,144       $  16,263           $  15,299
3/31/97                   $  15,353       $  15,342           $  14,577
4/30/97                   $  14,929       $  14,712           $  14,618
5/31/97                   $  16,455       $  16,333           $  16,245
6/30/97                   $  17,274       $  17,171           $  16,942
7/31/97                   $  18,319       $  18,146           $  17,729
8/31/97                   $  19,251       $  18,966           $  18,135
9/30/97                   $  20,876       $  20,766           $  19,463
10/31/97                  $  20,070       $  20,170           $  18,608
11/30/97                  $  19,759       $  19,771           $  18,487
12/31/97                  $  19,421       $  19,474           $  18,811
1/31/98                   $  19,307       $  19,434           $  18,514
2/28/98                   $  20,560       $  20,677           $  19,882
3/31/98                   $  21,549       $  21,728           $  20,701
4/30/98                   $  21,911       $  22,323           $  20,815
5/31/98                   $  20,822       $  21,133           $  19,693
6/30/98                   $  20,393       $  20,440           $  19,734
7/31/98                   $  19,025       $  19,181           $  18,136
8/31/98                   $  15,201       $  15,032           $  14,614
9/30/98                   $  15,762       $  15,567           $  15,758
10/31/98                  $  16,323       $  16,167           $  16,401
11/30/98                  $  17,560       $  17,533           $  17,260
12/31/98                  $  18,002       $  17,929           $  18,329
1/31/99                   $  18,505       $  18,940           $  18,573
2/28/99                   $  17,233       $  17,715           $  17,068
3/31/99                   $  16,580       $  17,229           $  17,335
4/30/99                   $  18,154       $  18,799           $  18,888
5/31/99                   $  18,856       $  19,416           $  19,163
6/30/99                   $  19,927       $  20,149           $  20,030
7/31/99                   $  20,111       $  20,500           $  19,481
8/31/99                   $  19,727       $  19,975           $  18,760
9/30/99                   $  19,291       $  19,674           $  18,764
10/31/99                  $  19,123       $  19,268           $  18,841
11/30/99                  $  20,980       $  21,295           $  19,966
12/31/99                  $  23,365       $  23,700           $  22,226
1/31/2000                 $  24,755       $  25,264           $  21,868
2/29/2000                 $  30,592       $  29,068           $  25,478
3/31/2000                 $  28,295       $  27,624           $  23,799
4/30/2000                 $  24,755       $  25,082           $  22,366
5/31/2000                 $  22,755       $  23,537           $  21,062
6/30/2000                 $  25,868       $  25,044           $  22,899
7/31/2000                 $  25,035       $  24,711           $  22,162
8/31/2000                 $  27,351       $  26,312           $  23,853
9/30/2000                 $  26,757       $  25,509           $  23,151
10/31/2000                $  24,868       $  23,522           $  22,119
11/30/2000                $  22,108       $  20,841           $  19,847
12/31/2000                $  22,526       $  20,532           $  21,552
1/31/2001                 $  25,634       $  25,809           $  22,675
2/28/2001                 $  23,835       $  23,115           $  21,188
3/31/2001                 $  22,691       $  21,693           $  20,151
4/30/2001                 $  24,349       $  23,034           $  21,727
5/31/2001                 $  26,687       $  25,344           $  22,262
6/30/2001                 $  27,645       $  25,965           $  23,030
7/31/2001                 $  26,943       $  25,266           $  21,784
8/31/2001                 $  26,148       $  24,496           $  21,080
9/30/2001                 $  22,806       $  21,399           $  18,243
10/31/2001                $  24,277       $  23,323           $  19,310
11/30/2001                $  25,913       $  25,471           $  20,805
12/31/2001                $  27,655       $  27,557           $  22,088
1/31/2002                 $  27,959       $  27,800           $  21,859
2/28/2002                 $  27,185       $  26,452           $  21,260
3/31/2002                 $  29,588       $  28,872           $  22,969
4/30/2002                 $  30,307       $  28,976           $  23,178
5/31/2002                 $  29,479       $  28,153           $  22,149
6/30/2002                 $  28,430       $  27,148           $  21,050
7/31/2002                 $  24,313       $  23,263           $  17,872
8/31/2002                 $  24,175       $  22,984           $  17,825
9/30/2002                 $  22,545       $  21,152           $  16,545
10/31/2002                $  23,125       $  22,055           $  17,077
11/30/2002                $  25,058       $  25,370           $  18,600
12/31/2002                $  23,983       $  23,670           $  17,564
1/31/2003                 $  23,448       $  23,528           $  17,077
2/28/2003                 $  22,773       $  22,877           $  16,561
3/31/2003                 $  23,026       $  23,254           $  16,775
4/30/2003                 $  25,162       $  25,775           $  18,365
5/31/2003                 $  28,086       $  29,582           $  20,336
6/30/2003                 $  29,322       $  31,170           $  20,704
7/31/2003                 $  31,486       $  33,729           $  22,000
8/31/2003                 $  32,975       $  35,409           $  23,008
9/30/2003                 $  33,005       $  36,105           $  22,582
10/31/2003                $  35,957       $  39,178           $  24,479
11/30/2003                $  37,503       $  40,857           $  25,348
12/31/2003                $  38,541       $  42,228           $  25,863
1/31/2004                 $  40,769       $  45,126           $  26,985
2/29/2004                 $  40,971       $  45,462           $  27,228
3/31/2004                 $  41,029       $  45,265           $  27,481
4/30/2004                 $  39,351       $  43,639           $  26,080
5/31/2004                 $  39,351       $  43,259           $  26,494
6/30/2004                 $  41,088       $  44,636           $  27,610
7/31/2004                 $  38,019       $  40,985           $  25,752
8/31/2004                 $  37,440       $  40,474           $  25,620
9/30/2004                 $  39,314       $  42,346           $  26,822
10/31/2004                $  40,038       $  43,103           $  27,350
11/30/2004                $  43,630       $  46,981           $  29,721

AVERAGE ANNUAL     ONE       FIVE       TEN
TOTAL RETURN       YEAR      YEARS     YEARS
---------------------------------------------
                   16.34%    15.77%    15.88%

- THE RUSSELL 2000 INDEX IS REPLACING THE CRSP 9-10 INDEX FOR COMPARISON
  PURPOSES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago. Russell 2000 Index courtesy of Russell Analytic Services.

[CHART]

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX, WILSHIRE REIT INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                          DFA REAL ESTATE
                        SECURITIES PORTFOLIO  S&P 500 INDEX  WILSHIRE REIT INDEX
11/30/94                    $  10,000           $  10,000         $  10,000
12/31/94                    $  10,788           $  10,146         $  10,862
1/31/95                     $  10,484           $  10,410         $  10,489
2/28/95                     $  10,658           $  10,814         $  10,660
3/31/95                     $  10,636           $  11,134         $  10,645
4/30/95                     $  10,582           $  11,458         $  10,573
5/31/95                     $  11,007           $  11,910         $  11,011
6/30/95                     $  11,236           $  12,190         $  11,232
7/31/95                     $  11,366           $  12,596         $  11,387
8/31/95                     $  11,442           $  12,630         $  11,492
9/30/95                     $  11,638           $  13,159         $  11,717
10/31/95                    $  11,268           $  13,113         $  11,357
11/30/95                    $  11,402           $  13,690         $  11,491
12/31/95                    $  12,090           $  13,944         $  12,191
1/31/96                     $  12,206           $  14,423         $  12,341
2/29/96                     $  12,357           $  14,562         $  12,515
3/31/96                     $  12,368           $  14,702         $  12,520
4/30/96                     $  12,357           $  14,918         $  12,491
5/31/96                     $  12,622           $  15,302         $  12,790
6/30/96                     $  12,853           $  15,365         $  13,033
7/31/96                     $  12,911           $  14,681         $  13,051
8/31/96                     $  13,373           $  14,993         $  13,577
9/30/96                     $  13,662           $  15,835         $  13,911
10/31/96                    $  13,997           $  16,269         $  14,280
11/30/96                    $  14,621           $  17,504         $  14,962
12/31/96                    $  16,181           $  17,161         $  16,707
1/31/97                     $  16,278           $  18,227         $  16,807
2/28/97                     $  16,218           $  18,374         $  16,748
3/31/97                     $  16,315           $  17,610         $  16,876
4/30/97                     $  15,793           $  18,661         $  16,258
5/31/97                     $  16,256           $  19,807         $  16,744
6/30/97                     $  17,119           $  20,690         $  17,665
7/31/97                     $  17,569           $  22,333         $  18,144
8/31/97                     $  17,485           $  21,092         $  18,040
9/30/97                     $  19,078           $  22,247         $  19,781
10/31/97                    $  18,544           $  21,504         $  19,150
11/30/97                    $  18,885           $  22,500         $  19,545
12/31/97                    $  19,316           $  22,887         $  19,992
1/31/98                     $  19,086           $  23,141         $  19,755
2/28/98                     $  18,767           $  24,809         $  19,352
3/31/98                     $  19,266           $  26,080         $  19,793
4/30/98                     $  18,652           $  26,343         $  19,114
5/31/98                     $  18,536           $  25,890         $  18,972
6/30/98                     $  18,549           $  26,941         $  18,969
7/31/98                     $  17,321           $  26,656         $  17,629
8/31/98                     $  15,736           $  22,801         $  15,974
9/30/98                     $  16,734           $  24,263         $  16,950
10/31/98                    $  16,376           $  26,235         $  16,623
11/30/98                    $  16,618           $  27,825         $  16,896
12/31/98                    $  16,346           $  29,428         $  16,593
1/31/99                     $  16,022           $  30,658         $  16,155
2/28/99                     $  15,915           $  29,704         $  15,916
3/31/99                     $  15,806           $  30,893         $  15,913
4/30/99                     $  17,302           $  32,088         $  17,447
5/31/99                     $  17,760           $  31,331         $  17,911
6/30/99                     $  17,463           $  33,070         $  17,594
7/31/99                     $  16,912           $  32,038         $  16,996
8/31/99                     $  16,763           $  31,878         $  16,873
9/30/99                     $  16,035           $  31,004         $  16,139
10/31/99                    $  15,711           $  32,967         $  15,800
11/30/99                    $  15,496           $  33,636         $  15,578
12/31/99                    $  16,021           $  35,617         $  16,166
1/31/2000                   $  16,121           $  33,829         $  16,268
2/29/2000                   $  15,877           $  33,190         $  16,016
3/31/2000                   $  16,449           $  36,436         $  16,650
4/30/2000                   $  17,505           $  35,339         $  17,831
5/31/2000                   $  17,762           $  34,615         $  18,059
6/30/2000                   $  18,276           $  35,466         $  18,516
7/31/2000                   $  19,803           $  34,913         $  20,258
8/31/2000                   $  19,104           $  37,081         $  19,499
9/30/2000                   $  19,790           $  35,123         $  20,247
10/31/2000                  $  18,947           $  34,976         $  19,381
11/30/2000                  $  19,290           $  32,220         $  19,784
12/31/2000                  $  20,569           $  32,377         $  21,185
1/31/2001                   $  20,645           $  33,527         $  21,180
2/28/2001                   $  20,313           $  30,469         $  20,831
3/31/2001                   $  20,479           $  28,537         $  20,968
4/30/2001                   $  20,887           $  30,755         $  21,430
5/31/2001                   $  21,401           $  30,961         $  21,953
6/30/2001                   $  22,672           $  30,209         $  23,252
7/31/2001                   $  22,203           $  29,912         $  22,785
8/31/2001                   $  23,020           $  28,040         $  23,692
9/30/2001                   $  22,295           $  25,774         $  22,694
10/31/2001                  $  21,583           $  26,267         $  21,886
11/30/2001                  $  22,719           $  28,281         $  23,208
12/31/2001                  $  23,277           $  28,530         $  23,802
1/31/2002                   $  23,198           $  28,114         $  23,709
2/28/2002                   $  23,632           $  27,571         $  24,229
3/31/2002                   $  25,109           $  28,608         $  25,794
4/30/2002                   $  25,270           $  26,874         $  25,938
5/31/2002                   $  25,606           $  26,675         $  26,286
6/30/2002                   $  26,297           $  24,776         $  26,985
7/31/2002                   $  24,964           $  22,843         $  25,525
8/31/2002                   $  25,029           $  22,994         $  25,548
9/30/2002                   $  24,130           $  20,495         $  24,536
10/31/2002                  $  22,909           $  22,298         $  23,219
11/30/2002                  $  23,936           $  23,612         $  24,329
12/31/2002                  $  24,249           $  22,223         $  24,660
1/31/2003                   $  23,638           $  21,641         $  23,942
2/28/2003                   $  24,064           $  21,316         $  24,378
3/31/2003                   $  24,641           $  21,523         $  24,970
4/30/2003                   $  25,575           $  23,297         $  25,931
5/31/2003                   $  26,984           $  24,524         $  27,399
6/30/2003                   $  27,546           $  24,838         $  27,991
7/31/2003                   $  28,956           $  25,275         $  29,480
8/31/2003                   $  29,159           $  25,768         $  29,725
9/30/2003                   $  30,162           $  25,495         $  30,771
10/31/2003                  $  30,570           $  26,938         $  31,227
11/30/2003                  $  31,946           $  27,175         $  32,604
12/31/2003                  $  32,879           $  28,599         $  33,582
1/31/2004                   $  34,232           $  29,125         $  34,925
2/29/2004                   $  34,838           $  29,530         $  35,505
3/31/2004                   $  36,831           $  29,084         $  37,639
4/30/2004                   $  31,544           $  28,628         $  32,128
5/31/2004                   $  33,823           $  29,020         $  34,583
6/30/2004                   $  34,800           $  29,584         $  35,600
7/31/2004                   $  34,943           $  28,605         $  35,781
8/31/2004                   $  37,723           $  28,720         $  38,733
9/30/2004                   $  37,597           $  29,032         $  38,551
10/31/2004                  $  39,627           $  29,475         $  40,691
11/30/2004                  $  41,351           $  30,668         $  42,514

AVERAGE ANNUAL    ONE      FIVE       TEN
TOTAL RETURN      YEAR     YEARS     YEARS
-------------------------------------------
                 29.44%    21.69%    15.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT Index courtesy of Wilshire Associates Incorporated.

[CHART]

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                           LARGE CAP               MSCI EAFE
                     INTERNATIONAL PORTFOLIO  INDEX (NET DIVIDENDS)
11/30/94                   $   10,000              $   10,000
12/31/94                   $   10,102              $   10,063
1/31/95                    $    9,811              $    9,677
2/28/95                    $    9,742              $    9,649
3/31/95                    $   10,393              $   10,251
4/30/95                    $   10,761              $   10,636
5/31/95                    $   10,633              $   10,510
6/30/95                    $   10,470              $   10,325
7/31/95                    $   11,062              $   10,968
8/31/95                    $   10,625              $   10,550
9/30/95                    $   10,805              $   10,756
10/31/95                   $   10,650              $   10,466
11/30/95                   $   10,937              $   10,757
12/31/95                   $   11,420              $   11,191
1/31/96                    $   11,394              $   11,237
2/29/96                    $   11,358              $   11,275
3/31/96                    $   11,593              $   11,515
4/30/96                    $   11,906              $   11,850
5/31/96                    $   11,759              $   11,632
6/30/96                    $   11,828              $   11,697
7/31/96                    $   11,489              $   11,356
8/31/96                    $   11,540              $   11,381
9/30/96                    $   11,880              $   11,683
10/31/96                   $   11,775              $   11,564
11/30/96                   $   12,323              $   12,024
12/31/96                   $   12,144              $   11,869
1/31/97                    $   11,602              $   11,454
2/28/97                    $   11,780              $   11,642
3/31/97                    $   11,940              $   11,684
4/30/97                    $   12,038              $   11,746
5/31/97                    $   12,801              $   12,510
6/30/97                    $   13,688              $   13,199
7/31/97                    $   13,928              $   13,413
8/31/97                    $   12,970              $   12,411
9/30/97                    $   13,813              $   13,106
10/31/97                   $   12,676              $   12,100
11/30/97                   $   12,667              $   11,976
12/31/97                   $   12,813              $   12,081
1/31/98                    $   13,283              $   12,633
2/28/98                    $   14,006              $   13,444
3/31/98                    $   14,475              $   13,858
4/30/98                    $   14,565              $   13,967
5/31/98                    $   14,573              $   13,899
6/30/98                    $   14,754              $   14,004
7/31/98                    $   14,853              $   14,146
8/31/98                    $   13,082              $   12,393
9/30/98                    $   12,666              $   12,014
10/31/98                   $   13,932              $   13,266
11/30/98                   $   14,709              $   13,945
12/31/98                   $   15,146              $   14,496
1/31/99                    $   15,054              $   14,452
2/28/99                    $   14,722              $   14,108
3/31/99                    $   15,392              $   14,697
4/30/99                    $   16,016              $   15,292
5/31/99                    $   15,189              $   14,504
6/30/99                    $   15,850              $   15,070
7/31/99                    $   16,300              $   15,518
8/31/99                    $   16,411              $   15,575
9/30/99                    $   16,531              $   15,732
10/31/99                   $   17,164              $   16,314
11/30/99                   $   17,816              $   16,881
12/31/99                   $   19,462              $   18,396
1/31/2000                  $   18,143              $   17,228
2/29/2000                  $   18,535              $   17,692
3/31/2000                  $   19,283              $   18,378
4/30/2000                  $   18,292              $   17,411
5/31/2000                  $   17,908              $   16,987
6/30/2000                  $   18,581              $   17,651
7/31/2000                  $   17,833              $   16,911
8/31/2000                  $   17,991              $   17,058
9/30/2000                  $   17,131              $   16,228
10/31/2000                 $   16,710              $   15,845
11/30/2000                 $   16,177              $   15,250
12/31/2000                 $   16,738              $   15,792
1/31/2001                  $   16,663              $   15,784
2/28/2001                  $   15,477              $   14,600
3/31/2001                  $   14,489              $   13,626
4/30/2001                  $   15,438              $   14,573
5/31/2001                  $   14,944              $   14,059
6/30/2001                  $   14,364              $   13,484
7/31/2001                  $   14,089              $   13,238
8/31/2001                  $   13,756              $   12,904
9/30/2001                  $   12,437              $   11,596
10/31/2001                 $   12,769              $   11,893
11/30/2001                 $   13,197              $   12,332
12/31/2001                 $   13,252              $   12,405
1/31/2002                  $   12,558              $   11,746
2/28/2002                  $   12,634              $   11,828
3/31/2002                  $   13,348              $   12,468
4/30/2002                  $   13,387              $   12,551
5/31/2002                  $   13,589              $   12,710
6/30/2002                  $   13,088              $   12,204
7/31/2002                  $   11,891              $   11,000
8/31/2002                  $   11,863              $   10,974
9/30/2002                  $   10,628              $    9,796
10/31/2002                 $   11,188              $   10,322
11/30/2002                 $   11,680              $   10,790
12/31/2002                 $   11,317              $   10,428
1/31/2003                  $   10,864              $    9,993
2/28/2003                  $   10,599              $    9,764
3/31/2003                  $   10,393              $    9,573
4/30/2003                  $   11,376              $   10,512
5/31/2003                  $   12,054              $   11,149
6/30/2003                  $   12,339              $   11,419
7/31/2003                  $   12,624              $   11,695
8/31/2003                  $   12,910              $   11,977
9/30/2003                  $   13,303              $   12,346
10/31/2003                 $   14,100              $   13,115
11/30/2003                 $   14,405              $   13,407
12/31/2003                 $   15,471              $   14,454
1/31/2004                  $   15,671              $   14,658
2/29/2004                  $   16,021              $   14,997
3/31/2004                  $   16,141              $   15,081
4/30/2004                  $   15,641              $   14,740
5/31/2004                  $   15,761              $   14,790
6/30/2004                  $   16,199              $   15,114
7/31/2004                  $   15,592              $   14,623
8/31/2004                  $   15,693              $   14,688
9/30/2004                  $   16,001              $   15,072
10/31/2004                 $   16,540              $   15,586
11/30/2004                 $   17,586              $   16,651

AVERAGE ANNUAL    ONE      FIVE       TEN
TOTAL RETURN      YEAR     YEARS     YEARS
-------------------------------------------
                 22.09%    -0.26%     5.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
SEPTEMBER 30, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                        INTERNATIONAL SMALL  S&P/CITIGROUP EXTENDED      MSCI EAFE SMALL
                        COMPANY PORTFOLIO       MARKET INDEX-EPAC     CAP INDEX (PRICE-ONLY)
9/30/96                      $    9,930          $   10,000                $   10,000
10/31/96                     $    9,841          $    9,924                $    9,822
11/30/96                     $    9,890          $   10,070                $    9,948
12/31/96                     $    9,569          $    9,887                $    9,605
1/31/97                      $    9,350          $    9,623                $    9,411
2/28/97                      $    9,460          $    9,799                $    9,586
3/31/97                      $    9,281          $    9,690                $    9,345
4/30/97                      $    9,082          $    9,546                $    9,034
5/31/97                      $    9,739          $   10,148                $    9,718
6/30/97                      $    9,918          $   10,388                $    9,893
7/31/97                      $    9,510          $   10,186                $    9,545
8/31/97                      $    9,083          $    9,729                $    8,936
9/30/97                      $    8,864          $    9,856                $    8,748
10/31/97                     $    8,466          $    9,470                $    8,263
11/30/97                     $    7,779          $    9,092                $    7,687
12/31/97                     $    7,299          $    8,870                $    7,239
1/31/98                      $    7,814          $    9,285                $    7,691
2/28/98                      $    8,611          $    9,973                $    8,381
3/31/98                      $    8,763          $   10,442                $    8,566
4/30/98                      $    8,652          $   10,525                $    8,549
5/31/98                      $    8,641          $   10,768                $    8,578
6/30/98                      $    8,359          $   10,465                $    8,236
7/31/98                      $    8,167          $   10,440                $    8,123
8/31/98                      $    7,259          $    9,216                $    7,042
9/30/98                      $    7,027          $    8,938                $    6,718
10/31/98                     $    7,471          $    9,576                $    7,256
11/30/98                     $    7,895          $    9,891                $    7,603
12/31/98                     $    7,898          $   10,123                $    7,632
1/31/99                      $    7,774          $   10,084                $    7,537
2/28/99                      $    7,631          $    9,897                $    7,442
3/31/99                      $    7,950          $   10,252                $    7,845
4/30/99                      $    8,702          $   10,778                $    8,428
5/31/99                      $    8,661          $   10,490                $    8,122
6/30/99                      $    9,278          $   10,844                $    8,553
7/31/99                      $    9,515          $   11,262                $    8,815
8/31/99                      $    9,618          $   11,434                $    9,002
9/30/99                      $    9,566          $   11,398                $    8,974
10/31/99                     $    9,453          $   11,303                $    8,851
11/30/99                     $    9,402          $   11,700                $    8,899
12/31/99                     $    9,625          $   12,444                $    8,981
1/31/2000                    $    9,603          $   12,123                $    8,992
2/29/2000                    $    9,719          $   12,556                $    9,213
3/31/2000                    $   10,002          $   12,664                $    9,431
4/30/2000                    $    9,192          $   11,867                $    8,723
5/31/2000                    $    9,223          $   11,667                $    8,705
6/30/2000                    $    9,991          $   12,421                $    9,471
7/31/2000                    $    9,570          $   11,985                $    8,876
8/31/2000                    $    9,823          $   12,303                $    9,296
9/30/2000                    $    9,497          $   11,692                $    8,761
10/31/2000                   $    8,908          $   11,058                $    8,151
11/30/2000                   $    8,929          $   10,648                $    8,127
12/31/2000                   $    9,103          $   11,065                $    8,153
1/31/2001                    $    9,256          $   11,165                $    8,392
2/28/2001                    $    9,180          $   10,746                $    8,220
3/31/2001                    $    8,634          $    9,883                $    7,562
4/30/2001                    $    9,256          $   10,568                $    8,188
5/31/2001                    $    9,322          $   10,517                $    8,141
6/30/2001                    $    9,169          $   10,126                $    7,886
7/31/2001                    $    8,875          $    9,861                $    7,554
8/31/2001                    $    9,038          $    9,854                $    7,629
9/30/2001                    $    7,980          $    8,578                $    6,586
10/31/2001                   $    8,286          $    8,939                $    6,912
11/30/2001                   $    8,362          $    9,262                $    7,173
12/31/2001                   $    8,146          $    9,250                $    6,987
1/31/2002                    $    8,046          $    9,016                $    6,816
2/28/2002                    $    8,324          $    9,193                $    6,927
3/31/2002                    $    8,736          $    9,792                $    7,347
4/30/2002                    $    9,048          $    9,997                $    7,593
5/31/2002                    $    9,571          $   10,357                $    7,910
6/30/2002                    $    9,326          $    9,997                $    7,601
7/31/2002                    $    8,836          $    9,136                $    7,009
8/31/2002                    $    8,758          $    9,060                $    6,912
9/30/2002                    $    8,135          $    8,219                $    6,354
10/31/2002                   $    8,035          $    8,371                $    6,268
11/30/2002                   $    8,246          $    8,681                $    6,444
12/31/2002                   $    8,301          $    8,539                $    6,317
1/31/2003                    $    8,279          $    8,324                $    6,224
2/28/2003                    $    8,324          $    8,180                $    6,168
3/31/2003                    $    8,290          $    8,127                $    6,092
4/30/2003                    $    8,971          $    8,937                $    6,636
5/31/2003                    $    9,799          $    9,686                $    7,182
6/30/2003                    $   10,241          $   10,015                $    7,553
7/31/2003                    $   10,592          $   10,355                $    7,778
8/31/2003                    $   11,137          $   10,823                $    8,286
9/30/2003                    $   11,771          $   11,335                $    8,761
10/31/2003                   $   12,406          $   12,140                $    9,452
11/30/2003                   $   12,474          $   12,319                $    9,408
12/31/2003                   $   13,181          $   13,060                $    9,967
1/31/2004                    $   13,918          $   13,553                $   10,470
2/29/2004                    $   14,333          $   13,974                $   10,762
3/31/2004                    $   14,909          $   14,337                $   11,144
4/30/2004                    $   14,460          $   13,970                $   10,781
5/31/2004                    $   14,298          $   13,973                $   10,575
6/30/2004                    $   14,964          $   14,465                $   11,124
7/31/2004                    $   14,418          $   13,886                $   10,610
8/31/2004                    $   14,546          $   13,996                $   10,674
9/30/2004                    $   14,892          $   14,415                $   10,897
10/31/2004                   $   15,370          $   14,864                $   11,297
11/30/2004                   $   16,479          $   16,027                $   12,186

AVERAGE ANNUAL    ONE      FIVE       FROM
TOTAL RETURN      YEAR     YEARS    9/30/1996
---------------------------------------------
                 32.10%    11.73%        6.31%

- THE MSCI EAFE SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EPAC FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since April 1998 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-EPAC is courtesy of Citigroup Global Markets Inc. MSCI EAFE Small Cap Index courtesy of Morgan Stanley Capital International.

[CHART]

JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                      JAPANESE SMALL   S&P/CITIGROUP EXTENDED MARKET     MSCI JAPAN SMALL
                    COMPANY PORTFOLIO          INDEX-JAPAN            CAP INDEX (PRICE-ONLY)
11/30/94                $    9,900              $   10,000                    $   10,000
12/31/94                $   10,207              $   10,257                    $   10,308
1/31/95                 $    9,859              $    9,808                    $    9,937
2/28/95                 $    9,204              $    9,170                    $    9,154
3/31/95                 $    9,733              $    9,838                    $    9,629
4/30/95                 $   10,081              $   10,124                    $    9,874
5/31/95                 $    9,035              $    9,241                    $    8,860
6/30/95                 $    8,554              $    8,819                    $    8,335
7/31/95                 $    9,254              $    9,412                    $    9,167
8/31/95                 $    9,262              $    9,211                    $    9,202
9/30/95                 $    8,942              $    9,057                    $    9,054
10/31/95                $    8,627              $    8,671                    $    8,705
11/30/95                $    9,252              $    9,079                    $    9,215
12/31/95                $    9,842              $    9,565                    $    9,656
1/31/96                 $   10,053              $    9,625                    $    9,852
2/29/96                 $    9,867              $    9,482                    $    9,635
3/31/96                 $   10,213              $    9,744                    $    9,908
4/30/96                 $   11,282              $   10,668                    $   10,802
5/31/96                 $   10,820              $   10,177                    $   10,299
6/30/96                 $   10,700              $   10,164                    $   10,236
7/31/96                 $    9,863              $    9,591                    $    9,425
8/31/96                 $    9,587              $    9,189                    $    9,083
9/30/96                 $    9,625              $    9,268                    $    9,090
10/31/96                $    8,948              $    8,675                    $    8,447
11/30/96                $    8,672              $    8,474                    $    8,223
12/31/96                $    7,600              $    7,624                    $    7,181
1/31/97                 $    6,863              $    6,912                    $    6,449
2/28/97                 $    6,805              $    6,908                    $    6,400
3/31/97                 $    6,311              $    6,518                    $    5,832
4/30/97                 $    6,205              $    6,515                    $    5,710
5/31/97                 $    7,233              $    7,462                    $    6,804
6/30/97                 $    7,348              $    7,683                    $    6,962
7/31/97                 $    6,510              $    7,090                    $    6,217
8/31/97                 $    5,808              $    6,352                    $    5,475
9/30/97                 $    4,930              $    5,752                    $    4,568
10/31/97                $    5,058              $    5,728                    $    4,705
11/30/97                $    4,171              $    4,928                    $    3,858
12/31/97                $    3,437              $    4,259                    $    3,192
1/31/98                 $    4,385              $    5,039                    $    4,107
2/28/98                 $    4,734              $    5,212                    $    4,417
3/31/98                 $    4,309              $    4,903                    $    3,983
4/30/98                 $    4,086              $    4,753                    $    3,825
5/31/98                 $    3,911              $    4,593                    $    3,673
6/30/98                 $    4,001              $    4,645                    $    3,724
7/31/98                 $    3,960              $    4,596                    $    3,737
8/31/98                 $    3,535              $    4,248                    $    3,350
9/30/98                 $    3,343              $    4,168                    $    3,132
10/31/98                $    3,759              $    4,726                    $    3,596
11/30/98                $    4,072              $    4,896                    $    3,907
12/31/98                $    3,989              $    5,057                    $    3,953
1/31/99                 $    4,083              $    5,046                    $    4,034
2/28/99                 $    3,926              $    4,889                    $    3,989
3/31/99                 $    4,381              $    5,473                    $    4,500
4/30/99                 $    4,832              $    5,733                    $    4,829
5/31/99                 $    4,615              $    5,522                    $    4,506
6/30/99                 $    5,053              $    5,944                    $    5,078
7/31/99                 $    5,292              $    6,374                    $    5,364
8/31/99                 $    5,390              $    6,660                    $    5,631
9/30/99                 $    5,400              $    6,923                    $    5,744
10/31/99                $    5,309              $    6,918                    $    5,717
11/30/99                $    5,007              $    6,894                    $    5,678
12/31/99                $    4,577              $    6,674                    $    5,263
1/31/2000               $    4,622              $    6,622                    $    5,343
2/29/2000               $    4,386              $    6,385                    $    5,268
3/31/2000               $    5,013              $    6,892                    $    5,696
4/30/2000               $    4,481              $    6,376                    $    5,088
5/31/2000               $    4,699              $    6,447                    $    5,281
6/30/2000               $    5,380              $    7,129                    $    6,054
7/31/2000               $    4,731              $    6,224                    $    5,184
8/31/2000               $    5,075              $    6,725                    $    5,761
9/30/2000               $    4,862              $    6,455                    $    5,349
10/31/2000              $    4,363              $    5,915                    $    4,816
11/30/2000              $    4,495              $    5,899                    $    4,904
12/31/2000              $    4,130              $    5,482                    $    4,417
1/31/2001               $    4,107              $    5,418                    $    4,372
2/28/2001               $    4,190              $    5,336                    $    4,449
3/31/2001               $    4,139              $    5,191                    $    4,269
4/30/2001               $    4,649              $    5,751                    $    4,844
5/31/2001               $    4,690              $    5,789                    $    4,808
6/30/2001               $    4,658              $    5,598                    $    4,677
7/31/2001               $    4,308              $    5,248                    $    4,277
8/31/2001               $    4,414              $    5,255                    $    4,334
9/30/2001               $    4,028              $    4,883                    $    3,944
10/31/2001              $    4,143              $    4,924                    $    4,035
11/30/2001              $    3,868              $    4,703                    $    3,878
12/31/2001              $    3,431              $    4,271                    $    3,408
1/31/2002               $    3,245              $    3,981                    $    3,177
2/28/2002               $    3,505              $    4,191                    $    3,342
3/31/2002               $    3,682              $    4,397                    $    3,558
4/30/2002               $    3,835              $    4,638                    $    3,792
5/31/2002               $    4,212              $    5,100                    $    4,190
6/30/2002               $    4,021              $    4,920                    $    4,004
7/31/2002               $    3,975              $    4,751                    $    3,877
8/31/2002               $    3,919              $    4,667                    $    3,786
9/30/2002               $    3,807              $    4,522                    $    3,626
10/31/2002              $    3,505              $    4,188                    $    3,250
11/30/2002              $    3,482              $    4,212                    $    3,275
12/31/2002              $    3,455              $    4,180                    $    3,200
1/31/2003               $    3,455              $    4,095                    $    3,181
2/28/2003               $    3,709              $    4,273                    $    3,341
3/31/2003               $    3,737              $    4,256                    $    3,263
4/30/2003               $    3,902              $    4,373                    $    3,365
5/31/2003               $    4,142              $    4,552                    $    3,518
6/30/2003               $    4,462              $    4,889                    $    3,912
7/31/2003               $    4,519              $    4,962                    $    3,958
8/31/2003               $    4,910              $    5,439                    $    4,456
9/30/2003               $    5,221              $    5,889                    $    4,769
10/31/2003              $    5,423              $    6,167                    $    5,122
11/30/2003              $    5,084              $    5,848                    $    4,770
12/31/2003              $    5,383              $    6,248                    $    5,108
1/31/2004               $    5,637              $    6,382                    $    5,294
2/29/2004               $    5,671              $    6,371                    $    5,278
3/31/2004               $    6,811              $    7,518                    $    6,213
4/30/2004               $    6,590              $    7,251                    $    6,012
5/31/2004               $    6,274              $    6,969                    $    5,712
6/30/2004               $    6,868              $    7,539                    $    6,311
7/31/2004               $    6,437              $    7,008                    $    5,793
8/31/2004               $    6,533              $    7,050                    $    5,852
9/30/2004               $    6,375              $    6,863                    $    5,661
10/31/2004              $    6,499              $    6,980                    $    5,765
11/30/2004              $    6,700              $    7,263                    $    6,015

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
------------------------------------------
                 31.79%   5.89%     -3.92%

- THE MSCI JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Japan is courtesy of Citigroup Global Markets Inc. MSCI Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC RIM EX-JAPAN INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                PACIFIC RIM SMALL  S&P/CITIGROUP EXTENDED MARKET       MSCI PACIFIC RIM
                COMPANY PORTFOLIO    INDEX-PAC RIM EX-JAPAN       EX-JAPAN INDEX (PRICE-ONLY)
11/30/94           $    9,850              $   10,000                    $   10,000
12/31/94           $    9,657              $    9,818                    $    9,794
1/31/95            $    8,627              $    8,839                    $    8,721
2/28/95            $    8,939              $    9,392                    $    9,545
3/31/95            $    8,970              $    9,348                    $    9,458
4/30/95            $    8,827              $    9,445                    $    9,340
5/31/95            $    9,133              $    9,819                    $    9,858
6/30/95            $    9,170              $    9,758                    $    9,845
7/31/95            $    9,764              $   10,367                    $   10,376
8/31/95            $    9,583              $   10,235                    $    9,951
9/30/95            $    9,664              $   10,316                    $    9,795
10/31/95           $    9,371              $   10,000                    $    9,258
11/30/95           $    9,234              $   10,039                    $    9,302
12/31/95           $    9,381              $   10,383                    $    9,627
1/31/96            $   10,029              $   11,357                    $   10,451
2/29/96            $   10,088              $   11,591                    $   10,707
3/31/96            $   10,246              $   11,733                    $   10,907
4/30/96            $   11,066              $   12,224                    $   11,450
5/31/96            $   10,749              $   12,052                    $   11,050
6/30/96            $   10,451              $   12,027                    $   11,057
7/31/96            $   10,101              $   11,500                    $   10,483
8/31/96            $   10,392              $   12,175                    $   10,977
9/30/96            $   10,551              $   12,433                    $   11,102
10/31/96           $   10,663              $   12,688                    $   11,264
11/30/96           $   10,994              $   13,498                    $   11,851
12/31/96           $   10,728              $   13,541                    $   11,901
1/31/97            $   10,957              $   13,571                    $   12,128
2/28/97            $   11,565              $   14,284                    $   12,950
3/31/97            $   11,050              $   13,649                    $   12,314
4/30/97            $   10,786              $   13,377                    $   11,657
5/31/97            $   11,186              $   13,926                    $   12,151
6/30/97            $   11,279              $   14,114                    $   12,118
7/31/97            $   11,229              $   14,115                    $   12,013
8/31/97            $   10,599              $   13,085                    $   10,480
9/30/97            $   10,128              $   12,755                    $   10,138
10/31/97           $    7,661              $    9,717                    $    7,679
11/30/97           $    6,809              $    8,922                    $    6,962
12/31/97           $    6,212              $    8,574                    $    6,323
1/31/98            $    5,556              $    7,686                    $    5,595
2/28/98            $    7,073              $    9,048                    $    6,861
3/31/98            $    6,828              $    8,738                    $    6,604
4/30/98            $    6,204              $    8,282                    $    6,072
5/31/98            $    5,398              $    7,412                    $    5,338
6/30/98            $    4,624              $    6,628                    $    4,685
7/31/98            $    4,315              $    6,447                    $    4,549
8/31/98            $    3,643              $    5,406                    $    3,780
9/30/98            $    3,888              $    6,070                    $    4,160
10/31/98           $    4,560              $    7,029                    $    4,895
11/30/98           $    5,176              $    7,560                    $    5,345
12/31/98           $    5,027              $    7,353                    $    5,196
1/31/99            $    5,019              $    7,266                    $    5,276
2/28/99            $    4,806              $    7,237                    $    5,142
3/31/99            $    4,986              $    7,727                    $    5,452
4/30/99            $    6,280              $    8,875                    $    6,380
5/31/99            $    6,681              $    8,533                    $    6,196
6/30/99            $    8,016              $    9,300                    $    6,852
7/31/99            $    7,795              $    9,281                    $    6,854
8/31/99            $    7,704              $    9,126                    $    6,724
9/30/99            $    7,573              $    9,028                    $    6,500
10/31/99           $    7,582              $    8,850                    $    6,388
11/30/99           $    7,991              $    9,370                    $    6,682
12/31/99           $    8,560              $    9,963                    $    7,012
1/31/2000          $    8,380              $    9,343                    $    6,425
2/29/2000          $    8,508              $    9,038                    $    6,346
3/31/2000          $    8,440              $    9,226                    $    6,369
4/30/2000          $    7,552              $    8,582                    $    6,316
5/31/2000          $    6,979              $    8,068                    $    5,701
6/30/2000          $    7,586              $    9,142                    $    6,285
7/31/2000          $    7,543              $    9,118                    $    6,303
8/31/2000          $    7,654              $    9,378                    $    6,303
9/30/2000          $    6,962              $    8,553                    $    5,684
10/31/2000         $    6,646              $    8,126                    $    5,434
11/30/2000         $    6,740              $    8,178                    $    5,428
12/31/2000         $    6,976              $    8,641                    $    5,653
1/31/2001          $    7,156              $    8,857                    $    5,761
2/28/2001          $    7,102              $    8,760                    $    5,633
3/31/2001          $    6,368              $    7,808                    $    4,969
4/30/2001          $    6,717              $    8,378                    $    5,307
5/31/2001          $    7,013              $    8,629                    $    5,347
6/30/2001          $    7,156              $    8,972                    $    5,515
7/31/2001          $    6,914              $    8,509                    $    5,360
8/31/2001          $    6,968              $    8,546                    $    5,427
9/30/2001          $    6,082              $    7,601                    $    4,772
10/31/2001         $    6,538              $    8,234                    $    5,090
11/30/2001         $    6,897              $    8,951                    $    5,356
12/31/2001         $    7,001              $    9,129                    $    5,420
1/31/2002          $    7,327              $    9,590                    $    5,595
2/28/2002          $    7,402              $    9,847                    $    5,622
3/31/2002          $    7,718              $   10,464                    $    5,852
4/30/2002          $    7,765              $   10,222                    $    5,851
5/31/2002          $    8,203              $   10,621                    $    6,279
6/30/2002          $    7,942              $   10,218                    $    6,048
7/31/2002          $    7,467              $    9,667                    $    5,657
8/31/2002          $    7,598              $    9,831                    $    5,778
9/30/2002          $    7,085              $    8,951                    $    5,413
10/31/2002         $    7,299              $    9,168                    $    5,529
11/30/2002         $    7,374              $    9,548                    $    5,642
12/31/2002         $    7,466              $    9,371                    $    5,721
1/31/2003          $    7,711              $    9,686                    $    5,932
2/28/2003          $    7,750              $    9,619                    $    5,820
3/31/2003          $    7,594              $    9,411                    $    5,766
4/30/2003          $    7,809              $   10,116                    $    6,067
5/31/2003          $    8,602              $   11,075                    $    6,490
6/30/2003          $    9,003              $   11,690                    $    6,811
7/31/2003          $    9,610              $   12,115                    $    6,964
8/31/2003          $   10,285              $   12,800                    $    7,289
9/30/2003          $   11,107              $   13,392                    $    7,827
10/31/2003         $   11,753              $   14,455                    $    8,455
11/30/2003         $   11,841              $   14,630                    $    8,409
12/31/2003         $   12,364              $   15,506                    $    8,931
1/31/2004          $   13,137              $   15,967                    $    9,294
2/29/2004          $   13,524              $   16,542                    $    9,559
3/31/2004          $   13,097              $   16,570                    $    9,517
4/30/2004          $   12,140              $   15,567                    $    8,957
5/31/2004          $   12,049              $   15,463                    $    8,892
6/30/2004          $   12,090              $   15,528                    $    8,879
7/31/2004          $   12,305              $   15,654                    $    9,203
8/31/2004          $   12,593              $   16,446                    $    9,470
9/30/2004          $   13,366              $   17,429                    $    9,970
10/31/2004         $   13,995              $   18,585                    $   10,587
11/30/2004         $   15,007              $   20,176                    $   11,379

AVERAGE ANNUAL      ONE      FIVE       TEN
TOTAL RETURN        YEAR     YEARS     YEARS
--------------------------------------------
                   26.73%    13.20%     4.14%

- THE MSCI PACIFIC RIM EX-JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-PACIFIC RIM EX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Pacific Rim ex-Japan is courtesy of Citigroup Global Markets Inc. MSCI Pacific Rim ex-Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                UNITED KINGDOM SMALL      MSCI UK SMALL        S&P/CITIGROUP EXTENDED MARKET
                 COMPANY PORTFOLIO    CAP INDEX (PRICE-ONLY)      INDEX-UNITED KINGDOM
11/30/94            $    9,850             $   10,000                 $   10,000
12/31/94            $    9,765             $    9,897                 $   10,071
1/31/95             $    9,736             $    9,673                 $    9,956
2/28/95             $    9,583             $    9,570                 $    9,904
3/31/95             $    9,983             $   10,300                 $   10,366
4/30/95             $   10,238             $   10,549                 $   10,613
5/31/95             $   10,592             $   10,670                 $   10,947
6/30/95             $   10,562             $   10,447                 $   10,854
7/31/95             $   11,017             $   11,057                 $   11,686
8/31/95             $   11,004             $   10,790                 $   11,641
9/30/95             $   11,225             $   11,048                 $   12,048
10/31/95            $   11,072             $   10,859                 $   11,895
11/30/95            $   10,677             $   10,644                 $   11,709
12/31/95            $   10,815             $   10,798                 $   12,047
1/31/96             $   10,862             $   10,910                 $   12,083
2/29/96             $   11,247             $   11,245                 $   12,583
3/31/96             $   11,584             $   11,400                 $   13,014
4/30/96             $   12,136             $   11,924                 $   13,614
5/31/96             $   12,582             $   12,002                 $   13,906
6/30/96             $   12,468             $   11,804                 $   13,635
7/31/96             $   12,050             $   11,314                 $   13,260
8/31/96             $   12,464             $   11,761                 $   13,898
9/30/96             $   12,553             $   11,778                 $   13,922
10/31/96            $   13,157             $   12,320                 $   14,629
11/30/96            $   13,532             $   12,543                 $   15,097
12/31/96            $   14,037             $   12,904                 $   15,615
1/31/97             $   13,863             $   12,444                 $   15,240
2/28/97             $   14,323             $   12,899                 $   15,779
3/31/97             $   14,420             $   12,956                 $   15,677
4/30/97             $   14,180             $   12,760                 $   15,379
5/31/97             $   14,107             $   12,735                 $   15,428
6/30/97             $   13,953             $   12,871                 $   15,501
7/31/97             $   13,493             $   12,558                 $   15,388
8/31/97             $   13,841             $   12,857                 $   15,780
9/30/97             $   14,342             $   13,506                 $   16,548
10/31/97            $   14,848             $   13,790                 $   16,732
11/30/97            $   14,675             $   13,688                 $   16,827
12/31/97            $   14,532             $   13,658                 $   16,871
1/31/98             $   14,608             $   13,449                 $   17,112
2/28/98             $   15,159             $   14,206                 $   18,211
3/31/98             $   16,408             $   15,668                 $   19,877
4/30/98             $   16,460             $   15,912                 $   20,235
5/31/98             $   17,071             $   16,476                 $   20,816
6/30/98             $   16,450             $   15,902                 $   19,948
7/31/98             $   15,229             $   14,859                 $   19,302
8/31/98             $   13,705             $   12,973                 $   17,325
9/30/98             $   13,077             $   12,304                 $   16,774
10/31/98            $   12,784             $   12,481                 $   17,266
11/30/98            $   12,684             $   12,572                 $   17,516
12/31/98            $   12,906             $   12,704                 $   17,616
1/31/99             $   13,121             $   12,558                 $   18,134
2/28/99             $   13,555             $   12,873                 $   18,518
3/31/99             $   14,353             $   13,844                 $   19,279
4/30/99             $   15,300             $   15,047                 $   20,477
5/31/99             $   15,215             $   14,576                 $   19,887
6/30/99             $   15,592             $   14,764                 $   20,185
7/31/99             $   16,596             $   15,372                 $   21,178
8/31/99             $   17,124             $   15,815                 $   21,182
9/30/99             $   16,811             $   15,100                 $   20,570
10/31/99            $   16,590             $   14,637                 $   20,204
11/30/99            $   17,261             $   15,822                 $   21,897
12/31/99            $   18,305             $   17,063                 $   23,467
1/31/2000           $   18,839             $   16,757                 $   22,705
2/29/2000           $   18,431             $   17,661                 $   23,327
3/31/2000           $   18,154             $   17,362                 $   23,133
4/30/2000           $   16,609             $   15,888                 $   21,949
5/31/2000           $   15,908             $   14,957                 $   20,698
6/30/2000           $   17,227             $   16,068                 $   22,134
7/31/2000           $   17,344             $   16,126                 $   22,291
8/31/2000           $   17,679             $   16,452                 $   22,684
9/30/2000           $   17,704             $   15,733                 $   21,647
10/31/2000          $   16,886             $   15,005                 $   20,959
11/30/2000          $   16,126             $   14,454                 $   19,485
12/31/2000          $   17,434             $   15,447                 $   21,206
1/31/2001           $   17,772             $   16,196                 $   21,280
2/28/2001           $   17,001             $   15,607                 $   20,552
3/31/2001           $   15,675             $   14,233                 $   18,820
4/30/2001           $   16,484             $   15,469                 $   19,915
5/31/2001           $   16,719             $   15,814                 $   20,275
6/30/2001           $   16,089             $   15,170                 $   19,497
7/31/2001           $   15,629             $   14,659                 $   19,105
8/31/2001           $   16,127             $   15,260                 $   19,451
9/30/2001           $   13,702             $   12,121                 $   16,654
10/31/2001          $   14,313             $   12,820                 $   17,285
11/30/2001          $   15,263             $   13,996                 $   18,255
12/31/2001          $   15,884             $   14,445                 $   19,083
1/31/2002           $   15,448             $   13,649                 $   18,413
2/28/2002           $   15,601             $   13,645                 $   18,577
3/31/2002           $   16,384             $   14,617                 $   19,919
4/30/2002           $   17,096             $   15,112                 $   20,325
5/31/2002           $   17,279             $   14,881                 $   20,483
6/30/2002           $   16,588             $   13,949                 $   19,539
7/31/2002           $   15,389             $   12,377                 $   17,798
8/31/2002           $   15,400             $   12,449                 $   17,796
9/30/2002           $   14,088             $   11,545                 $   16,225
10/31/2002          $   14,027             $   11,519                 $   16,673
11/30/2002          $   14,484             $   11,706                 $   17,016
12/31/2002          $   14,448             $   11,345                 $   16,705
1/31/2003           $   14,091             $   10,470                 $   15,860
2/28/2003           $   13,625             $   10,148                 $   15,325
3/31/2003           $   13,495             $   10,094                 $   15,219
4/30/2003           $   14,763             $   11,362                 $   17,072
5/31/2003           $   16,528             $   12,981                 $   18,984
6/30/2003           $   17,460             $   13,383                 $   19,426
7/31/2003           $   18,164             $   14,189                 $   20,215
8/31/2003           $   18,921             $   14,836                 $   20,744
9/30/2003           $   19,648             $   15,183                 $   21,352
10/31/2003          $   20,764             $   16,377                 $   23,223
11/30/2003          $   20,861             $   16,485                 $   23,522
12/31/2003          $   22,014             $   17,379                 $   24,889
1/31/2004           $   23,651             $   18,833                 $   26,290
2/29/2004           $   25,006             $   20,099                 $   27,902
3/31/2004           $   24,667             $   19,938                 $   27,723
4/30/2004           $   23,764             $   19,202                 $   26,753
5/31/2004           $   23,798             $   19,118                 $   27,197
6/30/2004           $   24,602             $   19,716                 $   27,820
7/31/2004           $   23,679             $   18,768                 $   26,877
8/31/2004           $   23,508             $   18,475                 $   26,850
9/30/2004           $   24,168             $   19,011                 $   27,905
10/31/2004          $   24,926             $   19,702                 $   28,600
11/30/2004          $   26,921             $   21,271                 $   31,034

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
-----------------------------------------
                 29.05%    9.29%    10.41%

- THE MSCI UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

The returns shown prior to July 1995 reflect a reimbursement fee of 1.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI UK Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX-UK SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                  CONTINENTAL SMALL        MSCI EUROPE EX-UK          S&P/CITIGROUP EXTENDED MARKET
                  COMPANY PORTFOLIO   SMALL CAP INDEX (PRICE-ONLY)    INDEX-EUROPE EX-UNITED KINGDOM
11/30/94            $    9,850                $   10,000                       $   10,000
12/31/94            $    9,877                $   10,060                       $   10,087
1/31/95             $    9,809                $   10,020                       $   10,018
2/28/95             $    9,991                $   10,093                       $   10,311
3/31/95             $   10,139                $    9,954                       $   10,412
4/30/95             $   10,341                $   10,319                       $   10,849
5/31/95             $   10,509                $   10,565                       $   11,162
6/30/95             $   10,651                $   10,611                       $   11,436
7/31/95             $   10,914                $   10,963                       $   11,838
8/31/95             $   10,383                $   10,372                       $   11,207
9/30/95             $   10,389                $   10,492                       $   11,433
10/31/95            $   10,052                $   10,080                       $   11,192
11/30/95            $    9,719                $    9,788                       $   10,977
12/31/95            $    9,879                $    9,988                       $   11,273
1/31/96             $   10,082                $   10,101                       $   11,484
2/29/96             $   10,518                $   10,392                       $   11,902
3/31/96             $   10,685                $   10,432                       $   12,053
4/30/96             $   10,685                $   10,511                       $   12,098
5/31/96             $   10,932                $   10,697                       $   12,427
6/30/96             $   11,026                $   10,810                       $   12,730
7/31/96             $   10,787                $   10,471                       $   12,474
8/31/96             $   10,830                $   10,617                       $   12,745
9/30/96             $   10,685                $   10,643                       $   12,716
10/31/96            $   10,874                $   10,736                       $   12,786
11/30/96            $   11,077                $   11,055                       $   13,100
12/31/96            $   11,294                $   11,347                       $   13,332
1/31/97             $   11,561                $   11,804                       $   13,583
2/28/97             $   11,584                $   11,790                       $   13,717
3/31/97             $   11,993                $   12,194                       $   14,151
4/30/97             $   11,663                $   11,743                       $   13,858
5/31/97             $   12,134                $   12,248                       $   14,555
6/30/97             $   12,550                $   12,623                       $   15,048
7/31/97             $   12,519                $   12,696                       $   15,236
8/31/97             $   12,315                $   12,536                       $   14,641
9/30/97             $   13,187                $   13,322                       $   15,709
10/31/97            $   12,810                $   12,772                       $   15,092
11/30/97            $   12,519                $   12,518                       $   15,020
12/31/97            $   12,615                $   12,578                       $   15,267
1/31/98             $   13,071                $   13,039                       $   15,852
2/28/98             $   14,041                $   13,976                       $   17,190
3/31/98             $   15,380                $   15,233                       $   18,603
4/30/98             $   15,989                $   15,771                       $   19,100
5/31/98             $   16,830                $   16,492                       $   20,244
6/30/98             $   16,393                $   15,695                       $   19,752
7/31/98             $   16,453                $   15,738                       $   20,169
8/31/98             $   14,727                $   13,486                       $   17,430
9/30/98             $   14,032                $   12,593                       $   16,558
10/31/98            $   14,435                $   13,152                       $   17,534
11/30/98            $   14,950                $   13,500                       $   18,160
12/31/98            $   15,083                $   13,571                       $   18,810
1/31/99             $   14,308                $   13,013                       $   18,428
2/28/99             $   14,033                $   12,712                       $   17,768
3/31/99             $   13,817                $   12,647                       $   17,619
4/30/99             $   14,219                $   13,198                       $   18,197
5/31/99             $   14,063                $   12,989                       $   17,860
6/30/99             $   14,152                $   12,949                       $   18,124
7/31/99             $   14,466                $   13,094                       $   18,498
8/31/99             $   14,554                $   13,184                       $   18,783
9/30/99             $   14,603                $   13,130                       $   18,646
10/31/99            $   14,387                $   12,896                       $   18,556
11/30/99            $   14,015                $   12,592                       $   18,966
12/31/99            $   14,680                $   13,442                       $   21,083
1/31/2000           $   14,413                $   13,730                       $   20,549
2/29/2000           $   15,366                $   14,617                       $   22,292
3/31/2000           $   15,389                $   14,431                       $   21,996
4/30/2000           $   14,610                $   13,662                       $   20,601
5/31/2000           $   15,040                $   13,753                       $   20,591
6/30/2000           $   15,632                $   14,008                       $   21,311
7/31/2000           $   15,295                $   13,928                       $   21,100
8/31/2000           $   15,307                $   13,941                       $   21,181
9/30/2000           $   14,993                $   13,631                       $   20,066
10/31/2000          $   14,318                $   12,932                       $   19,035
11/30/2000          $   14,330                $   12,698                       $   18,257
12/31/2000          $   15,307                $   13,339                       $   19,547
1/31/2001           $   15,713                $   14,066                       $   19,946
2/28/2001           $   15,455                $   13,492                       $   18,889
3/31/2001           $   14,236                $   12,204                       $   16,991
4/30/2001           $   14,764                $   12,722                       $   17,927
5/31/2001           $   14,575                $   12,442                       $   17,414
6/30/2001           $   14,127                $   11,782                       $   16,561
7/31/2001           $   14,317                $   11,667                       $   16,475
8/31/2001           $   14,411                $   11,562                       $   16,251
9/30/2001           $   12,570                $    9,815                       $   13,722
10/31/2001          $   12,949                $   10,445                       $   14,501
11/30/2001          $   13,490                $   11,230                       $   15,371
12/31/2001          $   13,592                $   11,321                       $   15,557
1/31/2002           $   13,607                $   11,324                       $   15,319
2/28/2002           $   13,808                $   11,377                       $   15,477
3/31/2002           $   14,507                $   12,066                       $   16,537
4/30/2002           $   15,081                $   12,346                       $   16,800
5/31/2002           $   15,686                $   12,512                       $   17,195
6/30/2002           $   15,686                $   12,196                       $   16,734
7/31/2002           $   14,445                $   10,891                       $   14,770
8/31/2002           $   14,243                $   10,606                       $   14,564
9/30/2002           $   12,753                $    9,254                       $   12,656
10/31/2002          $   13,141                $    9,807                       $   13,518
11/30/2002          $   13,854                $   10,343                       $   14,373
12/31/2002          $   14,115                $   10,095                       $   14,097
1/31/2003           $   13,998                $    9,957                       $   13,725
2/28/2003           $   13,596                $    9,519                       $   13,143
3/31/2003           $   13,495                $    9,452                       $   13,098
4/30/2003           $   15,185                $   10,768                       $   14,862
5/31/2003           $   16,706                $   11,762                       $   16,155
6/30/2003           $   16,990                $   11,915                       $   16,385
7/31/2003           $   17,575                $   12,318                       $   17,025
8/31/2003           $   17,960                $   12,672                       $   17,521
9/30/2003           $   18,879                $   13,382                       $   18,223
10/31/2003          $   20,033                $   14,496                       $   19,530
11/30/2003          $   21,070                $   15,262                       $   20,550
12/31/2003          $   22,363                $   16,050                       $   21,731
1/31/2004           $   23,450                $   16,852                       $   22,527
2/29/2004           $   24,214                $   17,419                       $   23,144
3/31/2004           $   23,711                $   16,757                       $   22,683
4/30/2004           $   23,429                $   16,432                       $   22,563
5/31/2004           $   23,671                $   16,398                       $   22,870
6/30/2004           $   24,386                $   16,947                       $   23,448
7/31/2004           $   23,579                $   16,252                       $   22,574
8/31/2004           $   23,720                $   16,298                       $   22,651
9/30/2004           $   24,944                $   17,201                       $   23,749
10/31/2004          $   25,877                $   17,923                       $   24,530
11/30/2004          $   28,635                $   19,897                       $   26,777

AVERAGE ANNUAL   ONE      FIVE       TEN
TOTAL RETURN     YEAR     YEARS     YEARS
------------------------------------------
                35.91%    15.15%     11.10%

- THE MSCI EUROPE EX-UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EUROPE EX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Europe ex-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI Europe ex-UK Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
DECEMBER 29, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                 DFA INTERNATIONAL        S&P/CITIGROUP EXTENDED       MSCI EAFE SMALL
             SMALL CAP VALUE PORTFOLIO       MARKET INDEX-EPAC      CAP INDEX (PRICE-ONLY)
12/29/94             $   10,000                                           $   10,000
12/31/94             $    9,900                 $   10,000                $   10,000
1/31/95              $    9,831                 $    9,680                $    9,616
2/28/95              $    9,682                 $    9,522                $    9,488
3/31/95              $    9,999                 $    9,925                $    9,684
4/30/95              $   10,256                 $   10,223                $    9,899
5/31/95              $   10,068                 $   10,028                $    9,670
6/30/95              $    9,880                 $    9,894                $    9,454
7/31/95              $   10,266                 $   10,481                $   10,060
8/31/95              $   10,009                 $   10,209                $    9,778
9/30/95              $    9,860                 $   10,288                $    9,750
10/31/95             $    9,544                 $    9,995                $    9,360
11/30/95             $    9,632                 $   10,088                $    9,474
12/31/95             $   10,015                 $   10,478                $    9,797
1/31/96              $   10,214                 $   10,663                $   10,093
2/29/96              $   10,324                 $   10,823                $   10,187
3/31/96              $   10,463                 $   11,074                $   10,389
4/30/96              $   11,010                 $   11,661                $   10,934
5/31/96              $   11,070                 $   11,559                $   10,712
6/30/96              $   10,920                 $   11,581                $   10,698
7/31/96              $   10,472                 $   11,146                $   10,106
8/31/96              $   10,422                 $   11,229                $   10,139
9/30/96              $   10,422                 $   11,285                $   10,187
10/31/96             $   10,293                 $   11,200                $   10,005
11/30/96             $   10,402                 $   11,364                $   10,133
12/31/96             $   10,109                 $   11,157                $    9,784
1/31/97              $    9,859                 $   10,859                $    9,586
2/28/97              $    9,942                 $   11,058                $    9,766
3/31/97              $    9,858                 $   10,935                $    9,519
4/30/97              $    9,630                 $   10,772                $    9,202
5/31/97              $   10,274                 $   11,452                $    9,900
6/30/97              $   10,430                 $   11,724                $   10,078
7/31/97              $   10,025                 $   11,495                $    9,723
8/31/97              $    9,568                 $   10,979                $    9,103
9/30/97              $    9,391                 $   11,123                $    8,911
10/31/97             $    9,017                 $   10,687                $    8,417
11/30/97             $    8,259                 $   10,260                $    7,831
12/31/97             $    7,812                 $   10,010                $    7,374
1/31/98              $    8,372                 $   10,478                $    7,835
2/28/98              $    9,205                 $   11,255                $    8,537
3/31/98              $    9,392                 $   11,784                $    8,726
4/30/98              $    9,228                 $   11,878                $    8,709
5/31/98              $    9,140                 $   12,153                $    8,738
6/30/98              $    8,877                 $   11,810                $    8,390
7/31/98              $    8,603                 $   11,781                $    8,275
8/31/98              $    7,659                 $   10,401                $    7,174
9/30/98              $    7,461                 $   10,087                $    6,844
10/31/98             $    7,923                 $   10,807                $    7,392
11/30/98             $    8,273                 $   11,162                $    7,745
12/31/98             $    8,225                 $   11,425                $    7,775
1/31/99              $    8,053                 $   11,380                $    7,677
2/28/99              $    7,950                 $   11,170                $    7,581
3/31/99              $    8,420                 $   11,569                $    7,992
4/30/99              $    9,290                 $   12,163                $    8,585
5/31/99              $    9,210                 $   11,838                $    8,274
6/30/99              $    9,817                 $   12,238                $    8,713
7/31/99              $   10,138                 $   12,709                $    8,980
8/31/99              $   10,184                 $   12,904                $    9,170
9/30/99              $   10,127                 $   12,863                $    9,142
10/31/99             $    9,943                 $   12,756                $    9,016
11/30/99             $    9,726                 $   13,204                $    9,065
12/31/99             $    9,791                 $   14,043                $    9,148
1/31/2000            $    9,638                 $   13,681                $    9,159
2/29/2000            $    9,403                 $   14,169                $    9,385
3/31/2000            $    9,767                 $   14,291                $    9,607
4/30/2000            $    9,156                 $   13,392                $    8,886
5/31/2000            $    9,297                 $   13,166                $    8,868
6/30/2000            $   10,107                 $   14,018                $    9,648
7/31/2000            $    9,731                 $   13,526                $    9,041
8/31/2000            $    9,907                 $   13,884                $    9,469
9/30/2000            $    9,590                 $   13,194                $    8,925
10/31/2000           $    9,086                 $   12,479                $    8,303
11/30/2000           $    9,203                 $   12,016                $    8,279
12/31/2000           $    9,487                 $   12,487                $    8,305
1/31/2001            $    9,748                 $   12,600                $    8,549
2/28/2001            $    9,848                 $   12,127                $    8,373
3/31/2001            $    9,338                 $   11,153                $    7,703
4/30/2001            $   10,034                 $   11,926                $    8,341
5/31/2001            $   10,084                 $   11,869                $    8,293
6/30/2001            $    9,998                 $   11,427                $    8,033
7/31/2001            $    9,774                 $   11,128                $    7,695
8/31/2001            $    9,985                 $   11,120                $    7,771
9/30/2001            $    8,891                 $    9,680                $    6,709
10/31/2001           $    9,139                 $   10,088                $    7,042
11/30/2001           $    9,189                 $   10,453                $    7,307
12/31/2001           $    9,051                 $   10,439                $    7,117
1/31/2002            $    8,961                 $   10,175                $    6,943
2/28/2002            $    9,318                 $   10,375                $    7,056
3/31/2002            $    9,764                 $   11,050                $    7,484
4/30/2002            $   10,147                 $   11,282                $    7,735
5/31/2002            $   10,784                 $   11,688                $    8,058
6/30/2002            $   10,594                 $   11,281                $    7,743
7/31/2002            $   10,033                 $   10,310                $    7,140
8/31/2002            $   10,008                 $   10,224                $    7,041
9/30/2002            $    9,346                 $    9,276                $    6,472
10/31/2002           $    9,257                 $    9,446                $    6,385
11/30/2002           $    9,460                 $    9,797                $    6,565
12/31/2002           $    9,577                 $    9,636                $    6,435
1/31/2003            $    9,603                 $    9,393                $    6,341
2/28/2003            $    9,654                 $    9,231                $    6,284
3/31/2003            $    9,564                 $    9,172                $    6,206
4/30/2003            $   10,474                 $   10,086                $    6,760
5/31/2003            $   11,528                 $   10,931                $    7,316
6/30/2003            $   12,178                 $   11,302                $    7,694
7/31/2003            $   12,672                 $   11,686                $    7,924
8/31/2003            $   13,375                 $   12,214                $    8,441
9/30/2003            $   14,129                 $   12,792                $    8,924
10/31/2003           $   14,935                 $   13,700                $    9,629
11/30/2003           $   15,000                 $   13,902                $    9,583
12/31/2003           $   15,941                 $   14,739                $   10,153
1/31/2004            $   16,913                 $   15,294                $   10,665
2/29/2004            $   17,433                 $   15,770                $   10,963
3/31/2004            $   18,165                 $   16,180                $   11,352
4/30/2004            $   17,526                 $   15,766                $   10,983
5/31/2004            $   17,353                 $   15,769                $   10,772
6/30/2004            $   18,142                 $   16,324                $   11,332
7/31/2004            $   17,511                 $   15,671                $   10,809
8/31/2004            $   17,726                 $   15,795                $   10,873
9/30/2004            $   18,197                 $   16,267                $   11,101
10/31/2004           $   18,790                 $   16,775                $   11,508
11/30/2004           $   20,434                 $   18,086                $   12,414

AVERAGE ANNUAL    ONE     FIVE       FROM
TOTAL RETURN      YEAR    YEARS   12/29/1994
--------------------------------------------
                 36.34%   15.85%     7.47%

- THE MSCI EAFE SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EPAC FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown since April 1998 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. From July 1995 to March 1998, the reimbursement fee was 0.7%. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-EPAC is courtesy of Citigroup Global Markets Inc. MSCI EAFE Small Cap Index courtesy of Morgan Stanley Capital International.

[CHART]

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                       EMERGING       MSCI EMERGING MARKETS
                  MARKETS PORTFOLIO   FREE INDEX (PRICE-ONLY)
11/30/94               $    9,850           $   10,000
12/31/94               $    9,135           $    9,190
1/31/95                $    8,289           $    8,207
2/28/95                $    8,237           $    7,988
3/31/95                $    8,594           $    8,020
4/30/95                $    9,013           $    8,364
5/31/95                $    9,649           $    8,787
6/30/95                $    9,701           $    8,795
7/31/95                $   10,084           $    8,978
8/31/95                $    9,701           $    8,755
9/30/95                $    9,518           $    8,702
10/31/95               $    9,187           $    8,360
11/30/95               $    9,064           $    8,204
12/31/95               $    9,331           $    8,552
1/31/96                $   10,329           $    9,151
2/29/96                $   10,110           $    8,991
3/31/96                $   10,189           $    9,044
4/30/96                $   10,479           $    9,374
5/31/96                $   10,479           $    9,309
6/30/96                $   10,557           $    9,347
7/31/96                $    9,655           $    8,692
8/31/96                $    9,926           $    8,901
9/30/96                $   10,136           $    8,966
10/31/96               $    9,908           $    8,721
11/30/96               $   10,259           $    8,856
12/31/96               $   10,394           $    8,885
1/31/97                $   11,445           $    9,483
2/28/97                $   11,586           $    9,882
3/31/97                $   11,259           $    9,599
4/30/97                $   10,827           $    9,582
5/31/97                $   11,356           $    9,830
6/30/97                $   11,824           $   10,336
7/31/97                $   11,833           $   10,469
8/31/97                $   10,111           $    9,125
9/30/97                $   10,525           $    9,363
10/31/97               $    8,962           $    7,819
11/30/97               $    8,486           $    7,529
12/31/97               $    8,428           $    7,693
1/31/98                $    8,264           $    7,084
2/28/98                $    9,073           $    7,819
3/31/98                $    9,392           $    8,132
4/30/98                $    9,237           $    8,028
5/31/98                $    8,173           $    6,903
6/30/98                $    7,437           $    6,165
7/31/98                $    7,746           $    6,338
8/31/98                $    5,782           $    4,482
9/30/98                $    5,800           $    4,754
10/31/98               $    6,736           $    5,249
11/30/98               $    7,418           $    5,679
12/31/98               $    7,632           $    5,576
1/31/99                $    7,449           $    5,482
2/28/99                $    7,522           $    5,531
3/31/99                $    8,203           $    6,243
4/30/99                $    9,666           $    7,006
5/31/99                $    9,647           $    6,944
6/30/99                $   10,595           $    7,717
7/31/99                $   10,429           $    7,496
8/31/99                $   10,383           $    7,559
9/30/99                $   10,043           $    7,293
10/31/99               $   10,430           $    7,442
11/30/99               $   11,377           $    8,107
12/31/99               $   13,106           $    9,127
1/31/2000              $   12,903           $    9,164
2/29/2000              $   12,559           $    9,282
3/31/2000              $   12,634           $    9,313
4/30/2000              $   11,819           $    8,417
5/31/2000              $   11,162           $    8,051
6/30/2000              $   11,384           $    8,308
7/31/2000              $   10,717           $    7,871
8/31/2000              $   10,828           $    7,899
9/30/2000              $   10,050           $    7,199
10/31/2000             $    9,410           $    6,673
11/30/2000             $    8,818           $    6,086
12/31/2000             $    9,286           $    6,225
1/31/2001              $   10,245           $    7,068
2/28/2001              $    9,314           $    6,509
3/31/2001              $    8,392           $    5,840
4/30/2001              $    8,755           $    6,112
5/31/2001              $    8,820           $    6,165
6/30/2001              $    8,634           $    6,022
7/31/2001              $    8,326           $    5,626
8/31/2001              $    8,400           $    5,561
9/30/2001              $    7,031           $    4,688
10/31/2001             $    7,236           $    4,977
11/30/2001             $    8,027           $    5,491
12/31/2001             $    8,655           $    5,919
1/31/2002              $    9,136           $    6,112
2/28/2002              $    9,014           $    6,206
3/31/2002              $    9,392           $    6,554
4/30/2002              $    9,486           $    6,580
5/31/2002              $    9,250           $    6,458
6/30/2002              $    8,543           $    5,963
7/31/2002              $    8,127           $    5,494
8/31/2002              $    8,156           $    5,574
9/30/2002              $    7,297           $    4,962
10/31/2002             $    7,599           $    5,281
11/30/2002             $    8,165           $    5,639
12/31/2002             $    7,839           $    5,447
1/31/2003              $    7,829           $    5,416
2/28/2003              $    7,705           $    5,245
3/31/2003              $    7,581           $    5,077
4/30/2003              $    8,595           $    5,504
5/31/2003              $    9,227           $    5,882
6/30/2003              $    9,581           $    6,204
7/31/2003              $    9,773           $    6,575
8/31/2003              $   10,213           $    7,002
9/30/2003              $   10,663           $    7,041
10/31/2003             $   11,476           $    7,628
11/30/2003             $   11,362           $    7,707
12/31/2003             $   12,556           $    8,256
1/31/2004              $   12,788           $    8,525
2/29/2004              $   13,350           $    8,908
3/31/2004              $   13,437           $    8,989
4/30/2004              $   12,585           $    8,229
5/31/2004              $   12,430           $    8,041
6/30/2004              $   12,654           $    8,059
7/31/2004              $   12,644           $    7,890
8/31/2004              $   12,996           $    8,200
9/30/2004              $   13,722           $    8,655
10/31/2004             $   14,105           $    8,843
11/30/2004             $   15,333           $    9,658

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
-----------------------------------------
                 34.95%    6.05%     4.37%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 5, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

                  EMERGING MARKETS       MSCI EMERGING MARKETS
                 SMALL CAP PORTFOLIO    FREE INDEX (PRICE-ONLY)
3/5/98                $   10,000             $   10,000
3/30/98               $   10,385             $   10,000
4/30/98               $   10,643             $    9,872
5/31/98               $    9,959             $    8,489
6/30/98               $    9,326             $    7,581
7/31/98               $    9,554             $    7,795
8/31/98               $    7,366             $    5,512
9/30/98               $    7,079             $    5,846
10/31/98              $    7,970             $    6,454
11/30/98              $    8,999             $    6,984
12/31/98              $    9,301             $    6,857
1/31/99               $    8,899             $    6,741
2/28/99               $    8,888             $    6,802
3/31/99               $    9,743             $    7,677
4/30/99               $   11,824             $    8,615
5/31/99               $   12,235             $    8,539
6/30/99               $   13,749             $    9,490
7/31/99               $   13,666             $    9,218
8/31/99               $   13,923             $    9,295
9/30/99               $   13,748             $    8,969
10/31/99              $   14,201             $    9,152
11/30/99              $   15,323             $    9,969
12/31/99              $   17,239             $   11,224
1/31/2000             $   17,568             $   11,269
2/29/2000             $   17,343             $   11,414
3/31/2000             $   17,291             $   11,452
4/30/2000             $   16,029             $   10,350
5/31/2000             $   15,147             $    9,900
6/30/2000             $   15,112             $   10,217
7/31/2000             $   14,611             $    9,680
8/31/2000             $   14,558             $    9,713
9/30/2000             $   13,642             $    8,853
10/31/2000            $   12,554             $    8,207
11/30/2000            $   11,741             $    7,484
12/31/2000            $   11,751             $    7,655
1/31/2001             $   12,409             $    8,692
2/28/2001             $   11,631             $    8,005
3/31/2001             $   10,674             $    7,182
4/30/2001             $   10,953             $    7,516
5/31/2001             $   11,073             $    7,581
6/30/2001             $   11,093             $    7,405
7/31/2001             $   10,893             $    6,919
8/31/2001             $   10,813             $    6,838
9/30/2001             $    9,158             $    5,766
10/31/2001            $    9,617             $    6,120
11/30/2001            $   10,634             $    6,752
12/31/2001            $   11,447             $    7,279
1/31/2002             $   12,330             $    7,516
2/28/2002             $   12,209             $    7,631
3/31/2002             $   12,972             $    8,059
4/30/2002             $   13,334             $    8,092
5/31/2002             $   13,214             $    7,941
6/30/2002             $   12,351             $    7,333
7/31/2002             $   11,768             $    6,756
8/31/2002             $   11,908             $    6,854
9/30/2002             $   10,543             $    6,103
10/31/2002            $   10,984             $    6,494
11/30/2002            $   11,828             $    6,934
12/31/2002            $   11,426             $    6,698
1/31/2003             $   11,631             $    6,660
2/28/2003             $   11,508             $    6,450
3/31/2003             $   11,406             $    6,243
4/30/2003             $   12,885             $    6,768
5/31/2003             $   13,851             $    7,233
6/30/2003             $   14,447             $    7,629
7/31/2003             $   14,735             $    8,086
8/31/2003             $   15,619             $    8,611
9/30/2003             $   16,215             $    8,659
10/31/2003            $   17,613             $    9,381
11/30/2003            $   17,962             $    9,478
12/31/2003            $   19,746             $   10,153
1/31/2004             $   20,331             $   10,483
2/29/2004             $   21,189             $   10,954
3/31/2004             $   21,544             $   11,054
4/30/2004             $   20,331             $   10,119
5/31/2004             $   19,474             $    9,889
6/30/2004             $   19,635             $    9,910
7/31/2004             $   19,761             $    9,703
8/31/2004             $   20,413             $   10,083
9/30/2004             $   21,549             $   10,643
10/31/2004            $   22,077             $   10,875
11/30/2004            $   24,169             $   11,877

AVERAGE ANNUAL     ONE     FIVE      FROM
TOTAL RETURN       YEAR    YEARS   3/5/1998
-------------------------------------------
                  34.55%   9.32%     13.99%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX,
MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                  DFA ONE-YEAR FIXED  MERRILL LYNCH SIX-MONTH  MERRILL LYNCH ONE-YEAR  MERRILL LYNCH THREE-MONTH
                   INCOME PORTFOLIO   US TREASURY BILL INDEX   US TREASURY NOTE INDEX   US TREASURY BILL INDEX
11/30/94               $   10,000           $   10,000                $   10,000             $   10,000
12/31/94               $   10,030           $   10,043                $   10,034             $   10,050
1/31/95                $   10,124           $   10,108                $   10,134             $   10,100
2/28/95                $   10,220           $   10,168                $   10,224             $   10,149
3/31/95                $   10,283           $   10,220                $   10,283             $   10,200
4/30/95                $   10,350           $   10,274                $   10,342             $   10,248
5/31/95                $   10,459           $   10,336                $   10,435             $   10,302
6/30/95                $   10,518           $   10,390                $   10,495             $   10,354
7/31/95                $   10,573           $   10,443                $   10,546             $   10,404
8/31/95                $   10,625           $   10,495                $   10,597             $   10,456
9/30/95                $   10,672           $   10,539                $   10,642             $   10,502
10/31/95               $   10,729           $   10,590                $   10,705             $   10,551
11/30/95               $   10,779           $   10,642                $   10,769             $   10,599
12/31/95               $   10,830           $   10,702                $   10,829             $   10,657
1/31/96                $   10,876           $   10,755                $   10,897             $   10,706
2/29/96                $   10,919           $   10,794                $   10,910             $   10,749
3/31/96                $   10,967           $   10,831                $   10,940             $   10,789
4/30/96                $   11,004           $   10,875                $   10,978             $   10,835
5/31/96                $   11,041           $   10,920                $   11,017             $   10,883
6/30/96                $   11,099           $   10,967                $   11,076             $   10,927
7/31/96                $   11,150           $   11,015                $   11,118             $   10,977
8/31/96                $   11,204           $   11,063                $   11,170             $   11,026
9/30/96                $   11,270           $   11,121                $   11,246             $   11,078
10/31/96               $   11,351           $   11,174                $   11,329             $   11,125
11/30/96               $   11,417           $   11,223                $   11,385             $   11,173
12/31/96               $   11,455           $   11,271                $   11,424             $   11,222
1/31/97                $   11,512           $   11,320                $   11,480             $   11,274
2/28/97                $   11,559           $   11,372                $   11,522             $   11,318
3/31/97                $   11,578           $   11,417                $   11,551             $   11,366
4/30/97                $   11,655           $   11,470                $   11,619             $   11,420
5/31/97                $   11,711           $   11,532                $   11,691             $   11,478
6/30/97                $   11,780           $   11,588                $   11,760             $   11,521
7/31/97                $   11,860           $   11,641                $   11,845             $   11,573
8/31/97                $   11,894           $   11,689                $   11,881             $   11,622
9/30/97                $   11,965           $   11,748                $   11,944             $   11,676
10/31/97               $   12,034           $   11,801                $   12,010             $   11,726
11/30/97               $   12,070           $   11,844                $   12,045             $   11,772
12/31/97               $   12,141           $   11,898                $   12,102             $   11,822
1/31/98                $   12,213           $   11,959                $   12,180             $   11,878
2/28/98                $   12,253           $   12,003                $   12,212             $   11,921
3/31/98                $   12,314           $   12,062                $   12,274             $   11,977
4/30/98                $   12,360           $   12,115                $   12,332             $   12,031
5/31/98                $   12,428           $   12,168                $   12,382             $   12,081
6/30/98                $   12,475           $   12,227                $   12,442             $   12,132
7/31/98                $   12,546           $   12,285                $   12,500             $   12,185
8/31/98                $   12,603           $   12,348                $   12,602             $   12,241
9/30/98                $   12,661           $   12,422                $   12,705             $   12,304
10/31/98               $   12,705           $   12,474                $   12,771             $   12,352
11/30/98               $   12,761           $   12,508                $   12,772             $   12,393
12/31/98               $   12,831           $   12,560                $   12,817             $   12,442
1/31/99                $   12,881           $   12,608                $   12,863             $   12,487
2/28/99                $   12,912           $   12,642                $   12,869             $   12,523
3/31/99                $   12,977           $   12,700                $   12,948             $   12,574
4/30/99                $   13,033           $   12,743                $   12,995             $   12,620
5/31/99                $   13,060           $   12,787                $   13,030             $   12,669
6/30/99                $   13,115           $   12,833                $   13,084             $   12,722
7/31/99                $   13,157           $   12,889                $   13,138             $   12,774
8/31/99                $   13,176           $   12,928                $   13,179             $   12,825
9/30/99                $   13,248           $   12,991                $   13,247             $   12,883
10/31/99               $   13,307           $   13,039                $   13,279             $   12,933
11/30/99               $   13,371           $   13,084                $   13,307             $   12,985
12/31/99               $   13,421           $   13,143                $   13,335             $   13,044
1/31/2000              $   13,447           $   13,199                $   13,370             $   13,100
2/29/2000              $   13,532           $   13,264                $   13,438             $   13,157
3/31/2000              $   13,600           $   13,331                $   13,506             $   13,226
4/30/2000              $   13,649           $   13,394                $   13,577             $   13,288
5/31/2000              $   13,703           $   13,465                $   13,650             $   13,369
6/30/2000              $   13,802           $   13,542                $   13,754             $   13,426
7/31/2000              $   13,893           $   13,608                $   13,836             $   13,487
8/31/2000              $   13,978           $   13,682                $   13,923             $   13,557
9/30/2000              $   14,083           $   13,755                $   14,007             $   13,629
10/31/2000             $   14,152           $   13,830                $   14,077             $   13,700
11/30/2000             $   14,238           $   13,910                $   14,177             $   13,775
12/31/2000             $   14,322           $   13,998                $   14,313             $   13,851
1/31/2001              $   14,421           $   14,112                $   14,476             $   13,942
2/28/2001              $   14,494           $   14,170                $   14,553             $   13,995
3/31/2001              $   14,549           $   14,251                $   14,661             $   14,060
4/30/2001              $   14,621           $   14,309                $   14,728             $   14,121
5/31/2001              $   14,670           $   14,378                $   14,816             $   14,176
6/30/2001              $   14,716           $   14,416                $   14,859             $   14,218
7/31/2001              $   14,800           $   14,473                $   14,966             $   14,265
8/31/2001              $   14,866           $   14,525                $   15,025             $   14,312
9/30/2001              $   15,018           $   14,617                $   15,188             $   14,373
10/31/2001             $   15,107           $   14,669                $   15,292             $   14,411
11/30/2001             $   15,120           $   14,706                $   15,309             $   14,442
12/31/2001             $   15,146           $   14,727                $   15,354             $   14,465
1/31/2002              $   15,175           $   14,749                $   15,379             $   14,487
2/28/2002              $   15,232           $   14,775                $   15,427             $   14,506
3/31/2002              $   15,179           $   14,793                $   15,393             $   14,528
4/30/2002              $   15,272           $   14,834                $   15,500             $   14,551
5/31/2002              $   15,334           $   14,864                $   15,544             $   14,574
6/30/2002              $   15,412           $   14,897                $   15,628             $   14,596
7/31/2002              $   15,519           $   14,924                $   15,698             $   14,618
8/31/2002              $   15,565           $   14,946                $   15,715             $   14,638
9/30/2002              $   15,612           $   14,979                $   15,778             $   14,662
10/31/2002             $   15,657           $   15,003                $   15,811             $   14,684
11/30/2002             $   15,640           $   15,030                $   15,815             $   14,707
12/31/2002             $   15,737           $   15,052                $   15,875             $   14,725
1/31/2003              $   15,753           $   15,071                $   15,887             $   14,740
2/28/2003              $   15,799           $   15,084                $   15,916             $   14,753
3/31/2003              $   15,822           $   15,105                $   15,945             $   14,771
4/30/2003              $   15,855           $   15,117                $   15,962             $   14,784
5/31/2003              $   15,890           $   15,135                $   15,983             $   14,799
6/30/2003              $   15,908           $   15,158                $   16,015             $   14,819
7/31/2003              $   15,865           $   15,167                $   16,007             $   14,830
8/31/2003              $   15,879           $   15,181                $   16,023             $   14,842
9/30/2003              $   15,957           $   15,199                $   16,066             $   14,856
10/31/2003             $   15,928           $   15,213                $   16,061             $   14,868
11/30/2003             $   15,930           $   15,226                $   16,058             $   14,880
12/31/2003             $   15,993           $   15,248                $   16,108             $   14,895
1/31/2004              $   16,008           $   15,263                $   16,132             $   14,907
2/29/2004              $   16,050           $   15,275                $   16,166             $   14,917
3/31/2004              $   16,080           $   15,289                $   16,180             $   14,929
4/30/2004              $   16,021           $   15,297                $   16,139             $   14,941
5/31/2004              $   16,008           $   15,304                $   16,137             $   14,955
6/30/2004              $   15,994           $   15,310                $   16,133             $   14,965
7/31/2004              $   16,044           $   15,336                $   16,170             $   14,983
8/31/2004              $   16,112           $   15,362                $   16,217             $   15,001
9/30/2004              $   16,101           $   15,378                $   16,212             $   15,021
10/31/2004             $   16,140           $   15,398                $   16,239             $   15,040
11/30/2004             $   16,102           $   15,412                $   16,215             $   15,061

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
-----------------------------------------
                  1.08%   3.79%     4.89%

- THE SIX-MONTH US TREASURY BILL INDEX AND THE ONE-YEAR US TREASURY NOTE INDEX ARE REPLACING THE THREE-MONTH US TREASURY BILL INDEX FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

US Treasury instrument indices courtesy of Merrill Lynch.

[CHART]

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
FEBRUARY 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                 DFA TWO-YEAR GLOBAL       MERRILL LYNCH 1-3 YEAR
                FIXED INCOME PORTFOLIO   GOVERNMENT/CORPORATE INDEX
2/9/96              $   10,000
2/29/96             $   10,000                   $   10,000
3/31/96             $   10,046                   $    9,993
4/30/96             $   10,096                   $   10,002
5/31/96             $   10,147                   $   10,023
6/30/96             $   10,184                   $   10,096
7/31/96             $   10,256                   $   10,137
8/31/96             $   10,357                   $   10,172
9/30/96             $   10,429                   $   10,265
10/31/96            $   10,520                   $   10,381
11/30/96            $   10,592                   $   10,461
12/31/96            $   10,635                   $   10,462
1/31/97             $   10,709                   $   10,511
2/28/97             $   10,750                   $   10,536
3/31/97             $   10,747                   $   10,534
4/30/97             $   10,811                   $   10,620
5/31/97             $   10,884                   $   10,694
6/30/97             $   10,962                   $   10,767
7/31/97             $   11,016                   $   10,887
8/31/97             $   11,059                   $   10,898
9/30/97             $   11,128                   $   10,981
10/31/97            $   11,171                   $   11,061
11/30/97            $   11,204                   $   11,087
12/31/97            $   11,260                   $   11,163
1/31/98             $   11,351                   $   11,271
2/28/98             $   11,396                   $   11,282
3/31/98             $   11,458                   $   11,331
4/30/98             $   11,492                   $   11,385
5/31/98             $   11,561                   $   11,448
6/30/98             $   11,603                   $   11,507
7/31/98             $   11,661                   $   11,562
8/31/98             $   11,741                   $   11,698
9/30/98             $   11,814                   $   11,850
10/31/98            $   11,872                   $   11,902
11/30/98            $   11,918                   $   11,890
12/31/98            $   11,988                   $   11,936
1/31/99             $   12,047                   $   11,987
2/28/99             $   12,094                   $   11,935
3/31/99             $   12,149                   $   12,022
4/30/99             $   12,196                   $   12,064
5/31/99             $   12,219                   $   12,057
6/30/99             $   12,269                   $   12,094
7/31/99             $   12,294                   $   12,127
8/31/99             $   12,342                   $   12,159
9/30/99             $   12,405                   $   12,241
10/31/99            $   12,429                   $   12,277
11/30/99            $   12,478                   $   12,304
12/31/99            $   12,537                   $   12,326
1/31/2000           $   12,562                   $   12,323
2/29/2000           $   12,638                   $   12,406
3/31/2000           $   12,693                   $   12,479
4/30/2000           $   12,745                   $   12,508
5/31/2000           $   12,783                   $   12,553
6/30/2000           $   12,860                   $   12,690
7/31/2000           $   12,925                   $   12,776
8/31/2000           $   13,003                   $   12,874
9/30/2000           $   13,091                   $   12,975
10/31/2000          $   13,157                   $   13,036
11/30/2000          $   13,249                   $   13,164
12/31/2000          $   13,347                   $   13,322
1/31/2001           $   13,444                   $   13,500
2/28/2001           $   13,499                   $   13,589
3/31/2001           $   13,560                   $   13,709
4/30/2001           $   13,616                   $   13,747
5/31/2001           $   13,658                   $   13,835
6/30/2001           $   13,708                   $   13,888
7/31/2001           $   13,793                   $   14,057
8/31/2001           $   13,864                   $   14,146
9/30/2001           $   14,043                   $   14,369
10/31/2001          $   14,156                   $   14,511
11/30/2001          $   14,142                   $   14,474
12/31/2001          $   14,156                   $   14,482
1/31/2002           $   14,199                   $   14,513
2/28/2002           $   14,256                   $   14,577
3/31/2002           $   14,173                   $   14,485
4/30/2002           $   14,302                   $   14,644
5/31/2002           $   14,373                   $   14,720
6/30/2002           $   14,472                   $   14,834
7/31/2002           $   14,630                   $   14,989
8/31/2002           $   14,687                   $   15,061
9/30/2002           $   14,753                   $   15,185
10/31/2002          $   14,811                   $   15,214
11/30/2002          $   14,781                   $   15,209
12/31/2002          $   14,903                   $   15,364
1/31/2003           $   14,917                   $   15,386
2/28/2003           $   14,977                   $   15,464
3/31/2003           $   15,003                   $   15,498
4/30/2003           $   15,048                   $   15,552
5/31/2003           $   15,108                   $   15,636
6/30/2003           $   15,126                   $   15,669
7/31/2003           $   15,037                   $   15,575
8/31/2003           $   15,037                   $   15,589
9/30/2003           $   15,178                   $   15,748
10/31/2003          $   15,118                   $   15,690
11/30/2003          $   15,118                   $   15,690
12/31/2003          $   15,189                   $   15,789
1/31/2004           $   15,219                   $   15,828
2/29/2004           $   15,295                   $   15,909
3/31/2004           $   15,333                   $   15,965
4/30/2004           $   15,196                   $   15,811
5/31/2004           $   15,165                   $   15,785
6/30/2004           $   15,149                   $   15,785
7/31/2004           $   15,210                   $   15,855
8/31/2004           $   15,302                   $   15,974
9/30/2004           $   15,294                   $   15,964
10/31/2004          $   15,325                   $   16,017
11/30/2004          $   15,279                   $   15,940

AVERAGE ANNUAL   ONE     FIVE       FROM
TOTAL RETURN     YEAR    YEARS    2/9/1996
------------------------------------------
                 1.08%   4.14%      4.93%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

[CHART]

DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                         DFA FIVE-YEAR       LEHMAN INTERMEDIATE
                     GOVERNMENT PORTFOLIO     GOVERNMENT INDEX
11/30/94                 $   10,000              $   10,000
12/31/94                 $   10,029              $   10,033
1/31/95                  $   10,143              $   10,197
2/28/95                  $   10,251              $   10,393
3/31/95                  $   10,302              $   10,450
4/30/95                  $   10,377              $   10,572
5/31/95                  $   10,570              $   10,870
6/30/95                  $   10,631              $   10,939
7/31/95                  $   10,673              $   10,945
8/31/95                  $   10,752              $   11,035
9/30/95                  $   10,805              $   11,109
10/31/95                 $   10,880              $   11,231
11/30/95                 $   10,935              $   11,368
12/31/95                 $   10,987              $   11,480
1/31/96                  $   11,040              $   11,577
2/29/96                  $   11,084              $   11,454
3/31/96                  $   11,117              $   11,401
4/30/96                  $   11,140              $   11,368
5/31/96                  $   11,172              $   11,363
6/30/96                  $   11,273              $   11,478
7/31/96                  $   11,306              $   11,514
8/31/96                  $   11,329              $   11,527
9/30/96                  $   11,465              $   11,675
10/31/96                 $   11,635              $   11,867
11/30/96                 $   11,759              $   12,011
12/31/96                 $   11,713              $   11,946
1/31/97                  $   11,760              $   11,991
2/28/97                  $   11,772              $   12,010
3/31/97                  $   11,737              $   11,942
4/30/97                  $   11,842              $   12,077
5/31/97                  $   11,924              $   12,171
6/30/97                  $   12,011              $   12,276
7/31/97                  $   12,166              $   12,501
8/31/97                  $   12,166              $   12,454
9/30/97                  $   12,262              $   12,590
10/31/97                 $   12,358              $   12,737
11/30/97                 $   12,393              $   12,765
12/31/97                 $   12,462              $   12,868
1/31/98                  $   12,536              $   13,036
2/28/98                  $   12,585              $   13,021
3/31/98                  $   12,647              $   13,062
4/30/98                  $   12,696              $   13,124
5/31/98                  $   12,758              $   13,215
6/30/98                  $   12,804              $   13,304
7/31/98                  $   12,867              $   13,354
8/31/98                  $   12,917              $   13,606
9/30/98                  $   12,981              $   13,924
10/31/98                 $   13,031              $   13,947
11/30/98                 $   13,082              $   13,904
12/31/98                 $   13,138              $   13,958
1/31/99                  $   13,191              $   14,021
2/28/99                  $   13,230              $   13,829
3/31/99                  $   13,295              $   13,920
4/30/99                  $   13,347              $   13,958
5/31/99                  $   13,347              $   13,873
6/30/99                  $   13,394              $   13,893
7/31/99                  $   13,421              $   13,895
8/31/99                  $   13,447              $   13,914
9/30/99                  $   13,540              $   14,034
10/31/99                 $   13,579              $   14,062
11/30/99                 $   13,619              $   14,072
12/31/99                 $   13,635              $   14,028
1/31/2000                $   13,649              $   13,980
2/29/2000                $   13,744              $   14,097
3/31/2000                $   13,786              $   14,257
4/30/2000                $   13,841              $   14,252
5/31/2000                $   13,882              $   14,290
6/30/2000                $   14,024              $   14,517
7/31/2000                $   14,108              $   14,613
8/31/2000                $   14,207              $   14,777
9/30/2000                $   14,319              $   14,905
10/31/2000               $   14,375              $   15,008
11/30/2000               $   14,458              $   15,229
12/31/2000               $   14,558              $   15,497
1/31/2001                $   14,674              $   15,703
2/28/2001                $   14,733              $   15,847
3/31/2001                $   14,805              $   15,961
4/30/2001                $   14,848              $   15,910
5/31/2001                $   14,921              $   15,976
6/30/2001                $   14,902              $   16,027
7/31/2001                $   15,153              $   16,326
8/31/2001                $   15,302              $   16,472
9/30/2001                $   15,643              $   16,824
10/31/2001               $   15,881              $   17,087
11/30/2001               $   15,644              $   16,883
12/31/2001               $   15,585              $   16,802
1/31/2002                $   15,630              $   16,875
2/28/2002                $   15,797              $   17,015
3/31/2002                $   15,524              $   16,758
4/30/2002                $   15,873              $   17,071
5/31/2002                $   16,026              $   17,191
6/30/2002                $   16,289              $   17,405
7/31/2002                $   16,644              $   17,733
8/31/2002                $   16,890              $   17,935
9/30/2002                $   17,184              $   18,243
10/31/2002               $   17,215              $   18,231
11/30/2002               $   17,060              $   18,086
12/31/2002               $   17,421              $   18,421
1/31/2003                $   17,390              $   18,381
2/28/2003                $   17,689              $   18,588
3/31/2003                $   17,673              $   18,592
4/30/2003                $   17,785              $   18,644
5/31/2003                $   18,195              $   18,937
6/30/2003                $   18,161              $   18,906
7/31/2003                $   17,522              $   18,447
8/31/2003                $   17,474              $   18,480
9/30/2003                $   18,034              $   18,881
10/31/2003               $   17,762              $   18,696
11/30/2003               $   17,746              $   18,698
12/31/2003               $   17,890              $   18,844
1/31/2004                $   18,008              $   18,946
2/29/2004                $   18,226              $   19,126
3/31/2004                $   18,428              $   19,259
4/30/2004                $   17,873              $   18,829
5/31/2004                $   17,738              $   18,768
6/30/2004                $   17,835              $   18,816
7/31/2004                $   17,954              $   18,952
8/31/2004                $   18,295              $   19,233
9/30/2004                $   18,334              $   19,241
10/31/2004               $   18,472              $   19,358
11/30/2004               $   18,283              $   19,178

AVERAGE ANNUAL    ONE    FIVE      TEN
TOTAL RETURN      YEAR   YEARS    YEARS
---------------------------------------
                  3.02%  6.06%     6.21%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Intermediate Government Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                      DFA FIVE-YEAR GLOBAL       LEHMAN
                     FIXED INCOME PORTFOLIO  AGGREGATE INDEX
11/30/94                  $   10,000           $   10,000
12/31/94                  $    9,987           $   10,069
1/31/95                   $   10,068           $   10,268
2/28/95                   $   10,216           $   10,513
3/31/95                   $   10,419           $   10,577
4/30/95                   $   10,561           $   10,725
5/31/95                   $   10,820           $   11,140
6/30/95                   $   10,840           $   11,221
7/31/95                   $   10,934           $   11,197
8/31/95                   $   11,012           $   11,332
9/30/95                   $   11,167           $   11,442
10/31/95                  $   11,281           $   11,591
11/30/95                  $   11,525           $   11,765
12/31/95                  $   11,591           $   11,929
1/31/96                   $   11,687           $   12,008
2/29/96                   $   11,564           $   11,799
3/31/96                   $   11,650           $   11,717
4/30/96                   $   11,717           $   11,651
5/31/96                   $   11,831           $   11,628
6/30/96                   $   11,875           $   11,783
7/31/96                   $   11,978           $   11,815
8/31/96                   $   12,161           $   11,795
9/30/96                   $   12,379           $   12,000
10/31/96                  $   12,610           $   12,267
11/30/96                  $   12,807           $   12,477
12/31/96                  $   12,839           $   12,361
1/31/97                   $   12,950           $   12,399
2/28/97                   $   13,073           $   12,430
3/31/97                   $   12,984           $   12,292
4/30/97                   $   13,084           $   12,476
5/31/97                   $   13,183           $   12,595
6/30/97                   $   13,386           $   12,745
7/31/97                   $   13,550           $   13,089
8/31/97                   $   13,575           $   12,978
9/30/97                   $   13,702           $   13,170
10/31/97                  $   13,752           $   13,361
11/30/97                  $   13,815           $   13,422
12/31/97                  $   13,907           $   13,558
1/31/98                   $   14,044           $   13,731
2/28/98                   $   14,141           $   13,720
3/31/98                   $   14,230           $   13,767
4/30/98                   $   14,286           $   13,838
5/31/98                   $   14,397           $   13,970
6/30/98                   $   14,461           $   14,089
7/31/98                   $   14,559           $   14,118
8/31/98                   $   14,684           $   14,348
9/30/98                   $   14,862           $   14,684
10/31/98                  $   14,960           $   14,606
11/30/98                  $   15,030           $   14,690
12/31/98                  $   15,071           $   14,734
1/31/99                   $   15,200           $   14,838
2/28/99                   $   15,245           $   14,579
3/31/99                   $   15,357           $   14,659
4/30/99                   $   15,459           $   14,706
5/31/99                   $   15,459           $   14,576
6/30/99                   $   15,392           $   14,530
7/31/99                   $   15,408           $   14,469
8/31/99                   $   15,452           $   14,461
9/30/99                   $   15,517           $   14,629
10/31/99                  $   15,517           $   14,683
11/30/99                  $   15,576           $   14,682
12/31/99                  $   15,631           $   14,611
1/31/2000                 $   15,662           $   14,563
2/29/2000                 $   15,739           $   14,739
3/31/2000                 $   15,836           $   14,934
4/30/2000                 $   15,914           $   14,891
5/31/2000                 $   15,944           $   14,883
6/30/2000                 $   16,041           $   15,193
7/31/2000                 $   16,134           $   15,331
8/31/2000                 $   16,212           $   15,553
9/30/2000                 $   16,320           $   15,651
10/31/2000                $   16,431           $   15,754
11/30/2000                $   16,525           $   16,013
12/31/2000                $   16,670           $   16,311
1/31/2001                 $   16,802           $   16,577
2/28/2001                 $   16,885           $   16,721
3/31/2001                 $   16,974           $   16,804
4/30/2001                 $   17,023           $   16,734
5/31/2001                 $   17,090           $   16,834
6/30/2001                 $   17,102           $   16,898
7/31/2001                 $   17,235           $   17,277
8/31/2001                 $   17,369           $   17,475
9/30/2001                 $   17,635           $   17,678
10/31/2001                $   17,854           $   18,048
11/30/2001                $   17,718           $   17,798
12/31/2001                $   17,658           $   17,685
1/31/2002                 $   17,709           $   17,828
2/28/2002                 $   17,863           $   18,001
3/31/2002                 $   17,579           $   17,702
4/30/2002                 $   17,890           $   18,045
5/31/2002                 $   18,046           $   18,199
6/30/2002                 $   18,272           $   18,357
7/31/2002                 $   18,635           $   18,579
8/31/2002                 $   18,877           $   18,893
9/30/2002                 $   19,247           $   19,199
10/31/2002                $   19,230           $   19,111
11/30/2002                $   19,055           $   19,105
12/31/2002                $   19,490           $   19,501
1/31/2003                 $   19,417           $   19,518
2/28/2003                 $   19,703           $   19,788
3/31/2003                 $   19,715           $   19,772
4/30/2003                 $   19,786           $   19,936
5/31/2003                 $   20,233           $   20,307
6/30/2003                 $   20,211           $   20,266
7/31/2003                 $   19,653           $   19,585
8/31/2003                 $   19,617           $   19,714
9/30/2003                 $   20,157           $   20,237
10/31/2003                $   19,902           $   20,049
11/30/2003                $   19,902           $   20,097
12/31/2003                $   20,068           $   20,302
1/31/2004                 $   20,221           $   20,464
2/29/2004                 $   20,431           $   20,686
3/31/2004                 $   20,655           $   20,841
4/30/2004                 $   20,021           $   20,298
5/31/2004                 $   19,925           $   20,217
6/30/2004                 $   19,981           $   20,331
7/31/2004                 $   20,137           $   20,533
8/31/2004                 $   20,524           $   20,925
9/30/2004                 $   20,565           $   20,981
10/31/2004                $   20,702           $   21,157
11/30/2004                $   20,507           $   20,989

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
-----------------------------------------
                  3.04%   5.66%      7.45%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                        DFA INTERMEDIATE GOVERNMENT   LEHMAN GOVERNMENT
                          FIXED INCOME PORTFOLIO            INDEX
11/30/94                         $   10,000              $   10,000
12/31/94                         $   10,044              $   10,061
1/31/95                          $   10,228              $   10,248
2/28/95                          $   10,498              $   10,468
3/31/95                          $   10,552              $   10,534
4/30/95                          $   10,717              $   10,672
5/31/95                          $   11,185              $   11,103
6/30/95                          $   11,277              $   11,188
7/31/95                          $   11,221              $   11,147
8/31/95                          $   11,351              $   11,277
9/30/95                          $   11,447              $   11,385
10/31/95                         $   11,608              $   11,558
11/30/95                         $   11,806              $   11,739
12/31/95                         $   11,961              $   11,905
1/31/96                          $   12,056              $   11,978
2/29/96                          $   11,833              $   11,734
3/31/96                          $   11,693              $   11,636
4/30/96                          $   11,585              $   11,562
5/31/96                          $   11,542              $   11,542
6/30/96                          $   11,698              $   11,691
7/31/96                          $   11,720              $   11,720
8/31/96                          $   11,687              $   11,694
9/30/96                          $   11,898              $   11,889
10/31/96                         $   12,174              $   12,150
11/30/96                         $   12,394              $   12,362
12/31/96                         $   12,244              $   12,235
1/31/97                          $   12,266              $   12,249
2/28/97                          $   12,277              $   12,266
3/31/97                          $   12,126              $   12,136
4/30/97                          $   12,297              $   12,311
5/31/97                          $   12,412              $   12,417
6/30/97                          $   12,546              $   12,556
7/31/97                          $   12,927              $   12,912
8/31/97                          $   12,765              $   12,784
9/30/97                          $   12,973              $   12,976
10/31/97                         $   13,208              $   13,201
11/30/97                         $   13,232              $   13,268
12/31/97                         $   13,366              $   13,407
1/31/98                          $   13,594              $   13,608
2/28/98                          $   13,570              $   13,572
3/31/98                          $   13,590              $   13,610
4/30/98                          $   13,651              $   13,671
5/31/98                          $   13,797              $   13,812
6/30/98                          $   13,915              $   13,969
7/31/98                          $   13,940              $   13,990
8/31/98                          $   14,297              $   14,354
9/30/98                          $   14,860              $   14,741
10/31/98                         $   14,735              $   14,691
11/30/98                         $   14,698              $   14,696
12/31/98                         $   14,773              $   14,728
1/31/99                          $   14,825              $   14,814
2/28/99                          $   14,391              $   14,461
3/31/99                          $   14,497              $   14,517
4/30/99                          $   14,510              $   14,551
5/31/99                          $   14,304              $   14,423
6/30/99                          $   14,247              $   14,394
7/31/99                          $   14,208              $   14,372
8/31/99                          $   14,183              $   14,372
9/30/99                          $   14,332              $   14,489
10/31/99                         $   14,345              $   14,512
11/30/99                         $   14,345              $   14,492
12/31/99                         $   14,246              $   14,397
1/31/2000                        $   14,152              $   14,418
2/29/2000                        $   14,287              $   14,622
3/31/2000                        $   14,470              $   14,880
4/30/2000                        $   14,388              $   14,838
5/31/2000                        $   14,360              $   14,847
6/30/2000                        $   14,732              $   15,111
7/31/2000                        $   14,843              $   15,258
8/31/2000                        $   15,107              $   15,484
9/30/2000                        $   15,252              $   15,527
10/31/2000                       $   15,408              $   15,676
11/30/2000                       $   15,745              $   15,985
12/31/2000                       $   16,175              $   16,303
1/31/2001                        $   16,376              $   16,467
2/28/2001                        $   16,620              $   16,655
3/31/2001                        $   16,699              $   16,714
4/30/2001                        $   16,482              $   16,543
5/31/2001                        $   16,525              $   16,598
6/30/2001                        $   16,588              $   16,674
7/31/2001                        $   17,057              $   17,074
8/31/2001                        $   17,293              $   17,286
9/30/2001                        $   17,723              $   17,587
10/31/2001                       $   18,200              $   18,040
11/30/2001                       $   17,723              $   17,636
12/31/2001                       $   17,503              $   17,483
1/31/2002                        $   17,594              $   17,596
2/28/2002                        $   17,821              $   17,758
3/31/2002                        $   17,355              $   17,373
4/30/2002                        $   17,814              $   17,786
5/31/2002                        $   18,044              $   17,893
6/30/2002                        $   18,398              $   18,144
7/31/2002                        $   18,895              $   18,543
8/31/2002                        $   19,344              $   18,910
9/30/2002                        $   19,958              $   19,353
10/31/2002                       $   19,738              $   19,198
11/30/2002                       $   19,487              $   19,033
12/31/2002                       $   20,132              $   19,493
1/31/2003                        $   19,985              $   19,444
2/28/2003                        $   20,473              $   19,758
3/31/2003                        $   20,403              $   19,700
4/30/2003                        $   20,550              $   19,791
5/31/2003                        $   21,255              $   20,305
6/30/2003                        $   21,113              $   20,200
7/31/2003                        $   19,933              $   19,366
8/31/2003                        $   19,982              $   19,474
9/30/2003                        $   20,752              $   20,041
10/31/2003                       $   20,398              $   19,756
11/30/2003                       $   20,432              $   19,780
12/31/2003                       $   20,625              $   19,956
1/31/2004                        $   20,818              $   20,121
2/29/2004                        $   21,115              $   20,362
3/31/2004                        $   21,404              $   20,542
4/30/2004                        $   20,558              $   19,924
5/31/2004                        $   20,416              $   19,850
6/30/2004                        $   20,562              $   19,930
7/31/2004                        $   20,777              $   20,116
8/31/2004                        $   21,312              $   20,508
9/30/2004                        $   21,382              $   20,549
10/31/2004                       $   21,581              $   20,713
11/30/2004                       $   21,292              $   20,467

AVERAGE ANNUAL    ONE     FIVE      TEN
TOTAL RETURN      YEAR    YEARS    YEARS
-----------------------------------------
                  4.21%   8.22%     7.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Government Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
LEHMAN MUNICIPAL THREE-YEAR BOND INDEX
AUGUST 20, 2002-NOVEMBER 30, 2004

GROWTH OF $10,000

                                DFA SHORT-TERM          LEHMAN MUNICIPAL
                           MUNICIPAL BOND PORTFOLIO   THREE-YEAR BOND INDEX
8/20/2002                          $   10,000              $   10,000
8/30/2002                          $    9,990              $   10,017
9/30/2002                          $   10,063              $   10,096
10/31/2002                         $   10,005              $   10,041
11/30/2002                         $    9,997              $   10,044
12/31/2002                         $   10,115              $   10,188
1/31/2003                          $   10,135              $   10,221
2/28/2003                          $   10,199              $   10,286
3/31/2003                          $   10,182              $   10,274
4/30/2003                          $   10,216              $   10,302
5/31/2003                          $   10,300              $   10,381
6/30/2003                          $   10,292              $   10,364
7/31/2003                          $   10,164              $   10,271
8/31/2003                          $   10,206              $   10,323
9/30/2003                          $   10,351              $   10,478
10/31/2003                         $   10,313              $   10,429
11/30/2003                         $   10,315              $   10,439
12/31/2003                         $   10,344              $   10,461
1/31/2004                          $   10,365              $   10,498
2/29/2004                          $   10,444              $   10,587
3/31/2004                          $   10,419              $   10,559
4/30/2004                          $   10,291              $   10,452
5/31/2004                          $   10,263              $   10,411
6/30/2004                          $   10,278              $   10,430
7/31/2004                          $   10,333              $   10,506
8/31/2004                          $   10,430              $   10,616
9/30/2004                          $   10,444              $   10,628
10/31/2004                         $   10,480              $   10,657
11/30/2004                         $   10,445              $   10,607

AVERAGE ANNUAL     ONE        FROM
TOTAL RETURN       YEAR     8/20/2002
-------------------------------------
                   1.27%      1.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Municipal Three-Year Bond Index courtesy of Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index(R)                                                20.00%
Russell 3000 Growth Index(R)                                                6.24%
CRSP 9-10 Index (micro cap companies)                                      14.99%
Russell 2000 Index(R)(small companies)                                     17.25%
Russell 1000 Index(R)(large companies)                                     12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index(R)(small value companies)                         23.72%
Russell 2000 Growth Index(R)(small growth companies)                       10.84%
Russell 1000 Value Index(R)(large value companies)                         19.65%
Russell 1000 Growth Index(R)(large growth companies)                        5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

     The U.S. Large Company Portfolio seeks to produce returns similar to those of the S&P 500 Index(R) by purchasing shares of a Master Fund that invests in S&P 500 Index(R) stocks in approximately the same proportions as they are represented in the S&P 500 Index(R). The Master Fund essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.90% of the Master Fund's assets. For the year ended November 30, 2004, total returns were 12.68% for the U.S. Large Company Portfolio, and 12.85% for the S&P 500 Index(R). The securities in the Master Fund closely tracked the investment results of the S&P 500 Index(R). Underperformance of the Portfolio relative to the Index was primarily due to differences in expenses between the Portfolio and the Index. Results for the S&P 500 Index(R) are not diminished by management and administrative expenses associated with running a live portfolio.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

     The Enhanced U.S. Large Company Portfolio seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index(R) by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500 Index(R) futures contracts or swaps. For the year ended November 30, 2004, approximately 87% of the overlay instruments consisted of S&P 500 Index(R) futures contracts, and the remaining 13% were swap contracts. The behavior of S&P 500 Index(R) futures contracts is determined principally by the performance of the S&P 500 Index(R). For the year ended November 30, 2004, total return was 12.28% for the Enhanced U.S. Large Company Portfolio, and 12.85% for the S&P 500 Index(R). Relative to the S&P 500 Index(R), underperformance was due to returns of the fixed income securities in the Master Fund as well as differences in costs between the Portfolio and the Index. An important component of the pricing of futures contracts is the short-term interest rate such as the London Interbank Offered Rate (LIBOR). To the extent the fixed income assets in the Master Fund underperform the returns associated with LIBOR-based instruments, the investment results of the Master Fund as a whole will generally underperform the S&P 500 Index(R). For the year ending November 30, 2004, fixed income securities with very short duration such as LIBOR-based instruments outperformed the fixed income component of the Master Fund. The average duration for LIBOR-type instruments was 0.13 years compared to 0.90 years for the Portfolio.

U.S. LARGE CAP VALUE PORTFOLIO

     The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 223 stocks as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500 Index(R), 19.65% for the Russell 1000 Value Index(R) and 21.48% for the U.S. Large Cap Value Portfolio. Relative to the Russell 1000 Value Index(R), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index(R) and average weight allocated to this sector was 39% of the Portfolio compared to 25% of the Index.

U.S. SMALL XM VALUE PORTFOLIO

     The U.S. Small XM Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. The Master Fund refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2004, the Master Fund held 464 stocks, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.40% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500 Index(R), 23.72% for the

Russell 2000 Value Index(R), and 27.36% for the U.S. Small XM Value Portfolio. Relative to the Russell 2000 Value Index(R), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling into the top quartile when ranked by book-to-market ratio outperformed other stocks in the #Russell 2000 Value Index(R) and average weight allocated to this sector was 81% for the Portfolio compared to 51% for the Index.

U.S. SMALL CAP VALUE PORTFOLIO

     The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,428 stocks and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.60% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500 Index(R), 23.72% for the Russell 2000 Value Index(R), and 27.36% for the U.S. Small XM Value Portfolio. Relative to the Russell 2000 Value Index(R), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling into the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this sector was 81% for the Portfolio compared to 51% for the Index.

U.S. SMALL CAP VALUE PORTFOLIO

     The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,428 stocks and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.60% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500 Index(R), 23.72% for the Russell 2000 Value Index(R), and 27.46% for the U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index(R), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this sector was 71% for the Portfolio compared to 41% or the Index.

U.S. SMALL CAP PORTFOLIO

     The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 3,104 stocks, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks For the year ended November 30, 2004, total returns were 17.25% for the Russell 2000 Index(R) and 16.59% for the U.S. Small Cap Portfolio. Relative to the Russell 2000 Index(R), the underperformance of the Portfolio was primarily due to lesser exposure to REIT securities. Total return for the Wilshire REIT Index was 30.40%, outperforming other stocks in the Russell 2000 Index(R) by a significant margin. The average weight allocated to REITs was 0% for the Portfolio compared to 6% for the Russell 2000 Index(R).To a lesser extent, underperformance was due to greater exposure to very small company stocks. Stocks falling in the bottom 2.5% of the US equity universe when ranked by market capitalization underperformed the Russell 2000 Index(R), and average weight allocated to this sector was 22% for the Portfolio compared to 17% for the Index.

U.S. MICRO CAP PORTFOLIO

      The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 2,566 stocks, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

      As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks. Total returns were 12.85% for the S&P 500 Index(R), 17.25% for the Russell 2000 Index(R),
14.99 for the CRSP 9-10 Index, and 16.34% for the U.S. Micro Cap Portfolio. Relative to the Russell 2000 Index(R), the underperformance of the Portfolio was primarily due to to lesser exposure to REIT securities. Total return for the Wilshire REIT Index was 30.40%, outperforming other stocks in the Russell 2000 Index(R) by a significant margin. The average weight allocated to REITs was 0% for the Portfolio compared to 6% for the Russell 2000 Index(R).To a lesser extent, underperformance was due to greater exposure to very small company stocks. Stocks falling in the bottom 2.5% of the US equity universe when ranked by market capitalization underperformed the Russell 2000 Index(R), and average weight allocated to this sector was 56% for the Portfolio compared to 17% for the Index.

     Note: The Russell 2000 Index(R) replaces the CRSP 9-10 Index used previously for performance analysis since data on the investment performance and index characteristics of the Russell 2000 Index(R) is available on a more timely basis following the end of each reporting year. The Russell 2000 Index(R) is also more familiar to many investors since information on the index is widely reported in the financial press.

DFA REAL ESTATE SECURITIES PORTFOLIO

     DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to track closely a specific index. As of November 30, 2004, the Portfolio held 124 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

     As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 12.85% for the S&P 500 Index(R), 30.40% for the Wilshire REIT Index, and 29.44% for the DFA Real Estate Securities Portfolio. Relative to the S&P 500 Index(R), superior performance of the Portfolio was due to the concentration in real estate securities. REITs were the second best-performing industry sector for the year ended November 30, 2004.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                         LOCAL
                                                        CURRENCY    U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                            RETURN        RETURN
-----------------------------                          ----------   -----------
United Kingdom (net dividends)                              12.03%        24.51%
Japan (net dividends)                                       10.69%        17.86%
France                                                      12.62%        24.86%
Switzerland                                                  5.03%        19.32%
Germany                                                     11.22%        23.29%
Netherlands                                                  6.65%        18.21%
Australia                                                   28.04%        37.29%
Italy                                                       17.28%        30.03%
Spain                                                       23.45%        36.88%
Sweden                                                      29.85%        45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                    32.17%
S&P / Citigroup Extended Market Index EPAC (small companies)                 30.10%
MSCI EAFE Value Index (net dividends)                                        29.32%
MSCI EAFE Index (net dividends)                                              24.19%
MSCI EAFE Growth Index (net dividends)                                       19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                       TOTAL
                                                      RETURNS
COUNTRY                                               (U.S. $)
-------                                              ----------
Brazil                                                    34.91%
Argentina                                                 25.55%
Thailand                                                   2.99%
Chile                                                     31.00%
Indonesia                                                 49.70%
Hungary                                                   84.84%
Israel                                                    14.51%
Poland                                                    63.81%
Taiwan                                                     7.55%
Mexico                                                    43.28%
Malaysia                                                  17.71%
Philippines                                               38.36%
Turkey                                                    57.65%
South Korea                                               26.73%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds", do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund". The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

     The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held 1,413 stocks in twenty-one developed country markets as of November 30, 2004, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international stocks generally outperformed U.S. stocks, in both local currency and

U.S. dollar terms. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 12.85% for the S&P 500 Index(R) of U.S. stocks, and 22.09% for the Large Cap International Portfolio. Relative to the MSCI EAFE Index (net dividends), underperformance of the Portfolio was primarily due to differences in security weights between Portfolio holdings and MSCI EAFE Index constituents. These differences were most noticeable among stocks with the most pronounced growth characteristics as measured by book-to-market ratio. To a lesser extent, underperformance was also attributable to differences in security weights between the Portfolio and the Index in the communication, non-durables, and transportation sectors.

INTERNATIONAL SMALL COMPANY PORTFOLIO

     The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of four Master Funds that individually invest in United Kingdom, European, Japanese and Pacific Rim small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Funds held 4,236 stocks in 22 developed country markets, and essentially were fully invested in equities throughout the year: cash equivalents averaged less than 1.0% of the Master Funds' assets.

     As a result of the Master Funds' diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international small company stocks outperformed large company stocks. Total returns were 24.19% for the large company MSCI EAFE Index (net dividends), 30.10% for the S&P / Citigroup Extended Market Index EPAC -- EPAC, 29.55% for the MSCI EAFE Small Company Index, and 32.10% for the International Small Company Portfolio. Relative to the MSCI EAFE Small Company Index, the superior performance of the Portfolio was primarily due to greater exposure to small company stocks with market capitalization in the $100 to $500 million range. Stocks with these size characteristics outperformed the MSCI EAFE Small Company Index, and the average weight allocated to this sector was 45% of the Portfolio compared to 14% for the Index.

     Note: The MSCI Small Company Index replaces the S&P / Citigroup Extended Market Index EPAC used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

JAPANESE SMALL COMPANY PORTFOLIO

     The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,217 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.0% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004 Japanese small company stocks outperformed Japanese large company stocks. Total returns were 24.08% for the large company MSCI Japan Index, and 24.19% for the small company S&P / Citigroup Extended Market Index EPAC -- Japan, 26.12% for the MSCI Japan Small Company Index and 31.79% for the Japanese Small Company Portfolio. Relative to the MSCI Japan Small Company Index, superior performance of the Portfolio was primarily due to greater exposure to small company stocks with market capitalization between $100 and $500 million. Stocks with these characteristics outperformed larger stocks in the Japanese small company universe, and average weight allocated to this sector was 62% for the Portfolio compared to 19% for the MSCI Japan Small Company Index.

     Note: The MSCI Japan Small Company Index replaces the S&P / Citigroup Extended Market Index(R) -- Japan used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

PACIFIC RIM SMALL COMPANY PORTFOLIO

     The Pacific Rim Small Company Portfolio seeks to capture the returns of small company stocks in developed Pacific Rim markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 950 stocks, and assets were allocated among five countries:
Australia (47.11%), Hong Kong (26.27%), Singapore (18.96%), New Zealand (7.65%) and Canada (0.01%). Country allocations are determined by utilizing the approximate weights of individual countries, subject to a weight cap for each country, within the universe of Pacific Rim small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.20% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Pacific Rim equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, Pacific Rim small company stocks outperformed Pacific Rim large company stocks. Total returns were 32.09% for the MSCI Pacific Rim ex-Japan Large Company Index, and 37.91% for the S&P / Citigroup Extended Market Index EPAC -- Pacific Rim ex-Japan. Total returns were 35.32% for the MSCI Pacific Rim ex-Japan Small Company Index and 26.73% for the Pacific Rim Small Company Portfolio. Relative to the MSCI Pacific Rim ex-Japan Small Company Index, Portfolio underperformance was primarily due to greater exposure to small company stocks with market capitalization under $100 million. Stocks with these characteristics underperformed the Index and the average weight allocated to this sector was 20% for the Portfolio compared to 0% for the Index.

     Note: The MSCI Pacific Rim Small Company ex-Japan Index replaces the S&P / Citigroup Extended Market Index EPAC -- Pacific Rim ex-Japan used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Master Fund.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

     The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 651 stocks, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.20% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, U.K. small company stocks outperformed U.K. large company stocks. Total returns were 24.51% for the MSCI United Kingdom Large Company Index, and 31.93% for the S&P / Citigroup Extended Market Index EPAC -- United Kingdom. Total returns were 29.01% for the MSCI UK Small Company Index and 29.05% for the United Kingdom Small Company Portfolio. Relative to the MSCI UK Small Company Index, superior performance of the Portfolio was primarily due to greater exposure to energy stocks. Stocks in this industry sector out performed the Index, and average weight allocated to this sector was 4% for the Portfolio compared to 2% for the Index.

     Note: The MSCI UK Small Company Index replaces the S&P / Citigroup Extended Market Index EPAC -- United Kingdom used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

CONTINENTAL SMALL COMPANY PORTFOLIO

     The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of continental Europe by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,416 stocks in 15 countries. Country allocations reflect the approximate weights of individual countries within the universe of continental European small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.0% of the Master Fund's assets.

      As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, European small company stocks outperformed large company stocks. Total returns were 26.10% for the MSCI Europe ex-United Kingdom Large Company Index, 30.39% for the MSCI Small Cap Index -- Europe ex-U.K, 30.31% for the S&P / Citigroup Extended Market Index EPAC -- Europe ex-United Kingdom, and 35.91% for the Continental Small Company Portfolio. Relative to the MSCI Small Cap Index -- Europe ex-UK, superior Portfolio performance was due primarily to different security weights relative to the Index, particularly among stocks with market capitalization in excess of $1 billion. Among stocks with these size characteristics, total returns were 40.71% for Portfolio holdings compared to 29.22% for constituents of the Index.

     Note: The MSCI Europe ex-UK Small Company Index replaces the S&P / Citigroup Extended Market Index EPAC -- Europe ex-United Kingdom used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Portfolio held 2,458 stocks in 21 developed country markets, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.60% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international small company stocks outperformed large company stocks. Total returns were 30.10% for the S&P / Citigroup Extended Market Index EPAC -- EPAC, 24.19% for the large company MSCI EAFE Index (net dividends); 29.55% for the MSCI EAFE Small Cap Index, and 36.34% for the DFA International Small Cap Value Portfolio. Relative to the MSCI EAFE Small Cap Index, the superior performance of the Portfolio was primarily due to greater exposure to small company stocks with pronounced value characteristics. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed the MSCI EAFE Small Company Index, and the average weight allocated to this sector was 64% of the Portfolio compared to 23% for the Index.

     Note: The MSCI Small Company Index replaces the S&P / Citigroup Extended Market Index EPAC used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

EMERGING MARKETS PORTFOLIO

     The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 537 stocks in 16 countries. The Master Fund was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     Through March 2004, country allocations reflected a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, the Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in the Master Fund were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. As a result of the Master Fund's diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets outperformed developed country stocks. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 34.95% for the Emerging Markets Portfolio. Relative to the MSCI Emerging Markets Free Index, superior performance of the Portfolio was primarily due to differences in country weights. The Portfolio had greater exposure to certain countries outperforming the MSCI Emerging Markets Free Index -- Hungary, Indonesia, Poland, and Turkey -- and lesser or zero exposure to countries underperforming the Index -- China, Russia, South Korea, and Taiwan. As an example, compounded return for the Turkish component of the MSCI Emerging Markets Free Index was 63.6% for the year ended November 30, 2004, and average weight was 8% for the Portfolio compared to 2% for the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

     The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,306 stocks in 14 countries. Through March 2004, allocations reflected a weighting scheme targeting fixed country weights. Argentina, Hungary, the Philippines, and Poland receive a half-weight, due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in the Master Fund were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. The Master Fund essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.50% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets small company stocks outperformed developed country stocks, as well as core emerging markets strategies. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 34.55% for the Emerging Markets Small Cap Portfolio. Relative to the MSCI Emerging Markets Free Index (net dividends), superior performance of the Portfolio was primarily due to greater exposure to stocks with the most pronounced value characteristics (measured by book-to-market ratio). Emerging markets stocks falling in the top quartile when ranked by book-to-market ratio outperformed the MSCI Emerging Markets Free Index and average weight allocated to this quartile was 49% for the Portfolio compared to 18% for the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2004

     For the year ended November 30, 2004, short-term interest rates rose while longer-term rates were little changed. From a peak of 6.5% in 2001, the Federal Reserve had reduced the target rate for federal funds to 1.00% by November 30, 2003. The target rate was raised four times over the subsequent twelve months from 1.00% to 2.00%. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 124 basis points during the year ended November 30, 2004, while the yield on 10-year U.S. Treasury notes rose only 2 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                        11/30/03      11/30/04      CHANGE
                                       ----------    ----------    ----------
Three-month LIBOR                            1.17%         2.41%       105.98%
10-Year U.S. Treasury note yield             4.34%         4.36%         0.46%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities but returns were slightly "u-shaped" for shorter term maturities: returns were lower for one-year instruments than for three month or two year instruments. For the year ended November 30, 2004, total returns were 1.22% for three-month U.S. Treasury bills, 0.97% for one-year U.S. Treasury notes, 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 2.55% for the Lehman Intermediate Government Index. (Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved).

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the year under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

FIXED INCOME PORTFOLIO PERFORMANCE OVERVIEW

DFA ONE-YEAR FIXED INCOME PORTFOLIO

     The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly during the year under review, increasing from 344 days on November 30, 2003, to 346 days, on November 30, 2004. For the year ended November 30, 2004, total returns were 1.08% for the DFA One-Year Fixed Income Portfolio, 1.22% for the Three-Month U.S. Treasury Bill Index, 1.22% for the for the Six-Month US Treasury Index and 0.97% for the One-Year US Treasury Index. . The Master Fund essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.8% of the Master Fund's assets. Relative to the Six-Month US Treasury Index, Portfolio underperformance was primarily due to differences in duration between the Portfolio and the Index. For the year ended November 30, 2004, the pattern of fixed income returns was U-shaped with respect to the yield curve. Instruments in the one-year maturity range generally underperformed securities with maturities less than one year or greater than one year. For the year ended November 30, 2004, the average duration of the One-Year Fixed Income Portfolio was 0.91 years compared to 0.46 years for the Six-Month US Treasury Index. The Portfolio outperformed the One-Year US Treasury Index even though the duration of the Portfolio and the Index are similar. The superior performance of the Portfolio was a function of the "credit spread": corporate issues which comprise a portion of the Portfolio generally have higher yields than US government-backed issues of similar maturity.

     Note: The Six-Month US Treasury Index and One-Year US Treasury Index replace the Three-Month US Treasury Bill Index used previously for performance analysis since the replacement indices more closely approximate the weighted average maturity of the Portfolio over the most recent ten-year period.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less by purchasing shares of a Master Fund that invests in these securities. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Japan, France,

Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly from 1.62 years on November 30, 2003 to 1.58 years on November 30, 2004. For the year ended November 30, 2004, total returns were 1.08% for the DFA Two-Year Global Fixed Income Portfolio and 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Master Fund essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.80% of the Master Fund's assets. Relative to the Merrill Lynch 1-3 year Government/Corporate Index, the underperformance of the Portfolio was due primarily to differences with respect to types of issues and credit quality. Securities with credit ratings less than AA or equivalent are ineligible for purchase by the Master Fund but comprise a portion of the Index. For the year ended November 30, 2004, lower grade bonds generally outperformed high grade bonds, enhancing returns for strategies which included issues of lower credit quality.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from
4.67 years on November 30, 2003 to 4.16 years on November 30, 2004. For the year ended November 30, 2004, total returns were 3.02% for the DFA Five-Year Government Portfolio, and 2.55% for the Lehman Intermediate Government Index.
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.90% of the Portfolio's assets. Relative to the Lehman Intermediate Government Index the superior performance of the Portfolio was primarily due to differences in duration between the Portfolio and the Index. For the year ended November 30, 2004, average duration was 3.98 years for the Portfolio and 3.37 years for the Index.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio fell slightly, from 4.42 years on November 30, 2003 to 4.30 years on November 30, 2004. For the year ended November 30, 2004, total returns were 3.04% for the DFA Five-Year Global Fixed Income Portfolio, and 4.44% for the Lehman Aggregate Index. Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.70% of Portfolio assets. Relative to the Lehman Aggregate Index, the underperformance of the Portfolio was primarily due to differences in types of fixed income instruments eligible for inclusion in the Portfolio and the Index. Mortgage-backed securities and corporate issues with credit ratings below AA or equivalent are included in the Lehman Aggregate Index but are not eligible for purchase by the Portfolio, and for the year ended November 30, 2004 such securities generally outperformed high-grade government or corporate issues.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

     DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio fell slightly, from 7.28 years on November 30, 2003 to 6.83 years on November 30, 2004. For the year ended

November 30, 2004, total returns were 4.21% for the DFA Intermediate Government Fixed Income Portfolio and 3.48% for the Lehman Government Index. Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.80% of Portfolio assets. Relative to the Lehman Government Index, the superior performance of the Portfolio was primarily due to differences in portfolio weights among different sections of the yield curve between the Portfolio and the Index.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

     DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. During the year, the average maturity of the Portfolio fell slightly, from 2.75 years on November 30, 2003 to 2.38 years on November 30, 2004. For the year ended November 30, 2004, total returns were 1.60% for the Lehman Municipal Three-Year Bond Index, Source:
The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. and 1.27% for the Portfolio. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 2.0% of Portfolio assets. Relative to the Lehman Municipal Three-Year Bond Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Returns for the Index are not diminished by management and administrative expenses associated with running a live portfolio.

                           DISCLOSURE OF FUND EXPENSES

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES


                                                     BEGINNING      ENDING                    EXPENSES
                                                      ACCOUNT       ACCOUNT    ANNUALIZED       PAID
                                                       VALUE         VALUE      EXPENSE        DURING
                                                       6/1/04      11/30/04      RATIO         PERIOD*
                                                     ----------   ----------   ----------    ----------
U. S. LARGE COMPANY PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,055.90         0.15%   $     0.77
Hypothetical 5% Return                               $ 1,000.00   $ 1,024.25         0.15%   $     0.76

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,054.80         0.37%   $     1.90
Hypothetical 5% Return                               $ 1,000.00   $ 1,023.15         0.37%   $     1.87

U.S. LARGE CAP VALUE PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,106.90         0.31%   $     1.63
Hypothetical 5% Return                               $ 1,000.00   $ 1,023.45         0.31%   $     1.57

                                                       BEGINNING       ENDING                       EXPENSES
                                                        ACCOUNT        ACCOUNT      ANNUALIZED        PAID
                                                         VALUE          VALUE        EXPENSE         DURING
                                                        6/01/04       11/30/04        RATIO          PERIOD*
                                                     ------------   ------------   ------------   ------------
U.S. SMALL XM VALUE PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,150.70           0.49%  $       2.63
Hypothetical 5% Return                               $   1,000.00   $   1,022.55           0.49%  $       2.48

U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,159.50           0.56%  $       3.02
Hypothetical 5% Return                               $   1,000.00   $   1,022.20           0.56%  $       2.83

U.S. SMALL CAP PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,110.20           0.41%  $       2.16
Hypothetical 5% Return                               $   1,000.00   $   1,022.95           0.41%  $       2.07

U.S. MICRO CAP PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,108.80           0.56%  $       2.95
Hypothetical 5% Return                               $   1,000.00   $   1,022.20           0.56%  $       2.83

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,222.60           0.39%  $       2.17
Hypothetical 5% Return                               $   1,000.00   $   1,023.05           0.39%  $       1.97

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,115.80           0.42%  $       2.22
Hypothetical 5% Return                               $   1,000.00   $   1,022.90           0.42%  $       2.12

INTERNATIONAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,152.50           0.69%  $       3.71
Hypothetical 5% Return                               $   1,000.00   $   1,021.55           0.69%  $       3.49

JAPANESE SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,067.90           0.73%  $       3.77
Hypothetical 5% Return                               $   1,000.00   $   1,021.35           0.73%  $       3.69

PACIFIC RIM SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,245.50           0.77%  $       4.32
Hypothetical 5% Return                               $   1,000.00   $   1,021.15           0.77%  $       3.89

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,131.30           0.73%  $       3.89
Hypothetical 5% Return                               $   1,000.00   $   1,021.35           0.73%  $       3.69

CONTINENTAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,209.70           0.72%  $       3.98
Hypothetical 5% Return                               $   1,000.00   $   1,021.40           0.72%  $       3.64

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,177.60           0.81%  $       4.41
Hypothetical 5% Return                               $   1,000.00   $   1,020.95           0.81%  $       4.09

                                                       BEGINNING       ENDING                       EXPENSES
                                                        ACCOUNT        ACCOUNT      ANNUALIZED        PAID
                                                         VALUE          VALUE        EXPENSE         DURING
                                                        6/01/04       11/30/04        RATIO          PERIOD*
                                                     ------------   ------------   ------------   ------------
EMERGING MARKETS PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,232.70           0.74%  $       4.13
Hypothetical 5% Return                               $   1,000.00   $   1,021.30           0.74%  $       3.74

EMERGING MARKETS SMALL CAP PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,241.10           1.01%  $       5.66
Hypothetical 5% Return                               $   1,000.00   $   1,019.95           1.01%  $       5.10

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,005.90           0.20%  $       1.00
Hypothetical 5% Return                               $   1,000.00   $   1,024.00           0.20%  $       1.01

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,007.50           0.23%  $       1.15
Hypothetical 5% Return                               $   1,000.00   $   1,023.85           0.23%  $       1.16

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,030.70           0.28%  $       1.42
Hypothetical 5% Return                               $   1,000.00   $   1,023.60           0.28%  $       1.42

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,029.20           0.35%  $       1.78
Hypothetical 5% Return                               $   1,000.00   $   1,023.25           0.35%  $       1.77

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,042.90           0.18%  $       0.92
Hypothetical 5% Return                               $   1,000.00   $   1,024.10           0.18%  $       0.91

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,017.80           0.30%  $       1.51
Hypothetical 5% Return                               $   1,000.00   $   1,023.50           0.30%  $       1.52

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its first Form N-Q with the SEC on October 28, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

REITS                                                                       99.6%
Other                                                                        0.3
Financials                                                                   0.1
                                                                           -----
                                                                           100.0%
                                                                           =====

                        LARGE CAP INTERNATIONAL PORTFOLIO

Financials                                                                 24.3%
Consumer Discretionary                                                     13.7
Telecommunication Service                                                  10.7
Industrials                                                                 9.9
Consumer Staples                                                            9.2
Health Care                                                                 7.9
Energy                                                                      7.6
Materials                                                                   6.2
Information Technology                                                      5.8
Utilities                                                                   4.7
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Industrials                                                                27.7%
Financials                                                                 23.1
Consumer Discretionary                                                     18.6
Materials                                                                  12.3
Information Technology                                                      6.3
Consumer Staples                                                            6.0
Energy                                                                      2.8
Health Care                                                                 2.2
Telecommunication Service                                                   0.5
Utilities                                                                   0.5
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

Government                                                                100.0%
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Foreign Government                                                         27.3%
Foreign Corporate                                                          27.0
Corporate                                                                  23.8
Supranational                                                              19.2
Government                                                                  2.7
                                                                    -----------
                                                                          100.0%
                                                                    ===========

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

Government                                                                100.0%
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Muni G.O. Local                                                            15.0%
Muni G.O. State                                                            11.5
Muni Insured                                                               34.6
Muni Revenue                                                               38.9
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO

                                NOVEMBER 30, 2004

                                                                                            VALUE+
                                                                                            ------
Investment in The U.S. Large Company Series of
   The DFA Investment Trust Company                                                    $  1,440,961,960
                                                                                       ----------------
      Total Investments (100%) (Cost $1,173,764,202)                                   $  1,440,961,960
                                                                                       ================

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The Enhanced U.S. Large Company Series of
   The DFA Investment Trust Company                                       25,116,592   $    221,779,507
                                                                                       ----------------
      Total Investments (100%) (Cost $195,854,537)                                     $    221,779,507
                                                                                       ================

                         U.S. LARGE CAP VALUE PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company                                      141,822,014   $  2,630,798,360
                                                                                       ----------------
      Total Investments (100%) (Cost $1,978,677,050)                                   $  2,630,798,360
                                                                                       ================

                          U.S. SMALL XM VALUE PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Small XM Value Series of
   The DFA Investment Trust Company                                       12,440,831   $    159,367,045
                                                                                       ----------------
      Total Investments (100%) (Cost $118,613,298)                                     $    159,367,045
                                                                                       ================

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         U.S. SMALL CAP VALUE PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Small Cap Value Series of
   The DFA Investment Trust Company                                      243,766,209   $  5,796,760,450
                                                                                       ----------------
      Total Investments (100%) (Cost $3,633,655,130)                                   $  5,796,760,450
                                                                                       ================

                            U.S. SMALL CAP PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Small Cap Series of
   The DFA Investment Trust Company                                      132,916,079   $  2,138,619,711
                                                                                       ----------------
      Total Investments (100%) (Cost $1,650,891,054)                                   $  2,138,619,711
                                                                                       ================

                            U.S. MICRO CAP PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Micro Cap Series of
   The DFA Investment Trust Company                                      269,769,040   $  3,215,646,957
                                                                                       ----------------
      Total Investments (100%) (Cost $1,979,268,417)                                   $  3,215,646,957
                                                                                       ================

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (97.2%)
  Acadia Realty Trust                                                  166,800   $     2,527,020
  Affordable Residential Communities                                   222,300         2,867,670
  Agree Realty Corp.                                                    35,600         1,071,560
* Alexander's, Inc.                                                     13,000         2,743,000
# Alexandria Real Estate Equities, Inc.                                110,600         7,941,080
  AMB Property Corp.                                                   471,200        18,824,440
  American Land Lease, Inc.                                             40,100           856,135
  AmeriVest Properties, Inc.                                           134,000           838,840
  AMLI Residential Properties Trust                                    144,800         4,704,552
# Apartment Investment & Management Co. Class A                        476,400        17,326,668
  Archstone-Smith Trust                                              1,115,355        40,710,458
  Arden Realty Group, Inc.                                             373,400        13,442,400
  Associated Estates Realty Corp.                                      112,000         1,099,840
  AvalonBay Communities, Inc.                                          410,100        29,158,110
  Bedford Property Investors, Inc.                                      93,000         2,594,700
  BNP Residential Properties, Inc.                                      27,500           404,250
  Boston Properties, Inc.                                              621,200        37,383,816
* Boykin Lodging Co.                                                    99,400           870,744
  Brandywine Realty Trust                                              305,300         8,685,785
  BRE Properties, Inc. Class A                                         286,300        11,635,232
* Burnham Pacific Properties, Inc.                                      12,500             1,519
  Camden Property Trust                                                227,700        11,164,131
  Capital Automotive                                                   218,231         7,356,567
  CarrAmerica Realty Corp.                                             309,800        10,034,422
  CBL & Associates Properties, Inc.                                    175,900        12,891,711
  CenterPoint Properties Trust                                         275,100        12,888,435
  Colonial Properties Trust                                            155,100         6,141,960
  Commercial Net Lease Realty                                          295,575         6,009,040
  Cornerstone Realty Income Trust, Inc.                                306,300         3,066,063
  Corporate Office Properties Trust                                    193,600         5,378,208
  Cousins Properties, Inc.                                             280,200         9,190,560
  Crescent Real Estate Equities, Inc.                                  566,600        10,255,460
  CRT Properties, Inc.                                                 153,100         3,757,074
  Developers Diversified Realty Corp.                                  582,999        25,098,107
  Duke Realty Corp.                                                    810,600        28,006,230
  EastGroup Properties, Inc.                                           119,900         4,510,638
  Entertainment Properties Trust                                       142,100         6,097,511
  Equity Inns, Inc.                                                    259,100         2,673,912
  Equity Lifestyle Properties, Inc.                                    130,400         4,730,912
  Equity Office Properties Trust                                     2,296,663        63,043,399
  Equity One, Inc.                                                     390,276         8,874,876
  Equity Residential                                                 1,591,000        53,632,610
  Essex Property Trust, Inc.                                           130,800        10,533,324
  Federal Realty Investment Trust                                      295,200        14,804,280
* FelCor Lodging Trust, Inc.                                           340,100         4,400,894
  First Industrial Realty Trust, Inc.                                  235,000         9,353,000
* First Union Real Estate Equity & Mortgage Investments                145,200           535,788
  Gables Residential Trust                                             166,900         5,953,323
  General Growth Properties                                          1,246,500        42,767,415
  Glenborough Realty Trust, Inc.                                       182,000         3,974,880
  Glimcher Realty Trust                                                202,700         5,462,765
* Global Signal, Inc.                                                   69,400         2,016,070
* Golf Trust America, Inc.                                              40,300            77,779
  Heritage Property Investment Trust                                   266,400         8,551,440
  Hersha Hospitality Trust                                              92,600   $       917,666
  Highwood Properties, Inc.                                            305,700         7,908,459
* HMG Courtland Properties, Inc.                                         2,400            35,760
  Home Properties of New York, Inc.                                    189,690         7,811,434
  Hospitality Properties Trust                                         383,000        17,212,020
# Host Marriott Corp.                                                1,960,400        30,699,864
  HRPT Properties Trust                                              1,010,500        12,216,945
  Humphrey Hospitality Trust                                            59,300           234,235
  Inland Real Estate Corp.                                             342,100         5,302,550
  Innkeepers USA Trust                                                 214,700         2,894,156
  Kilroy Realty Corp.                                                  159,600         6,451,032
  Kimco Realty Corp.                                                   638,650        36,326,412
  Kramont Realty Trust                                                 137,600         2,768,512
  Lasalle Hotel Properties                                             160,300         4,921,210
  Lexington Corporate Properties Trust                                 275,400         6,188,238
  Liberty Property Trust                                               485,400        19,901,400
  Macerich Co.                                                         329,100        19,989,534
  Mack-Cali Realty Corp.                                               345,600        15,116,544
  Maguire Properties, Inc.                                             243,900         6,417,009
* Malan Realty Investors, Inc.                                          19,100            99,129
  Maxus Realty Trust, Inc.                                               1,700            27,200
* Meristar Hospitality Corp.                                           379,200         2,578,560
  Mid-America Apartment Communities, Inc.                              116,300         4,589,198
# Mills Corp.                                                          309,300        18,360,048
  Mission West Properties, Inc.                                        103,000         1,055,750
  Monmouth Real Estate Investment Corp. Class A                         95,138           786,791
  New Plan Excel Realty Trust                                          584,400        15,474,912
  One Liberty Properties, Inc.                                          54,900         1,056,276
  Pan Pacific Retail Properties, Inc.                                  230,631        13,676,418
* Paragon Real Estate Equity & Investment Trust                         10,700             1,445
  Parkway Properties, Inc.                                              64,300         3,221,430
  Pennsylvania Real Estate Investment Trust                            205,481         8,373,351
* Philips International Realty Corp.                                    14,400             1,872
  Post Properties, Inc.                                                227,600         7,761,160
  Prentiss Properties Trust                                            256,100         9,575,579
  Presidential Realty Corp. Class B                                      2,100            20,370
  Price Legacy Corp.                                                    47,992           916,647
* Prime Group Realty Trust                                             127,900           805,770
# ProLogis                                                           1,036,300        41,690,349
  PS Business Parks, Inc.                                              124,300         5,574,855
# Public Storage, Inc.                                                 733,500        39,154,230
  Ramco-Gershenson Properties Trust                                     95,900         2,918,237
  Realty Income Corp.                                                  225,900        11,256,597
  Reckson Associates Realty Corp.                                      398,701        12,909,938
  Regency Centers Corp.                                                298,600        15,527,200
  Roberts Realty Investors, Inc.                                        14,400           102,816
  Saul Centers, Inc.                                                    92,700         3,378,915
  Senior Housing Properties Trust                                      361,900         7,122,192
# Shurgard Storage Centers, Inc. Class A                               262,100        10,845,698
  Simon Property Group, Inc.                                         1,264,297        78,487,558
  Simon Property Group, L.P.                                            66,210         3,782,577
  Sizeler Property Investors, Inc.                                      72,000           738,000
# SL Green Realty Corp.                                                231,100        13,318,293

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Sovran Self Storage, Inc.                                            84,900   $     3,586,176
   Summit Properties, Inc.                                             179,400         5,713,890
   Sun Communities, Inc.                                               106,300         4,191,409
   Tanger Factory Outlet Centers, Inc.                                  78,200         3,918,602
*# Tarragon Corp.                                                       73,475         1,057,305
   Taubman Centers, Inc.                                               268,900         7,905,660
   Town & Country Trust                                                 97,500         2,749,500
   Trizec Properties, Inc.                                             850,000        13,999,500
   U.S. Restaurant Properties, Inc.                                    126,300         2,292,345
   United Dominion Realty Trust, Inc.                                  716,700        16,476,933
   United Mobile Homes, Inc.                                            47,800           711,742
   Urstadt Biddle Properties, Inc.                                      19,800           309,672
   Urstadt Biddle Properties, Inc. Class A                             104,400         1,759,140
   Vornado Realty Trust                                                705,300        51,839,550
   Washington Real Estate Investment Trust                             234,000         7,705,620
 # Weingarten Realty Investors                                         479,400        19,535,550
   Winston Hotels, Inc.                                                147,500         1,678,550
                                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $920,128,059)                                                             1,292,854,088
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT           VALUE+
                                                                    ------           ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (2.8%)
 Repurchase Agreement, Merrill
   Lynch Triparty Repo 1.94%,
   12/01/04 (Collateralized by
   $22,990,000 U.S. Treasury
   Note 4.75%, 05/14/14, valued
   at $23,789,310) to be
   repurchased at $23,326,282
   (Cost $23,325,025)^                                         $        23,325   $    23,325,025
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $14,678,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $14,740,969) to be
   repurchased at $14,587,762
   (Cost $14,587,000)                                                   14,587        14,587,000
                                                                                 ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $37,912,025)                                                                  37,912,025
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $958,040,084)                                                            $ 1,330,766,113
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (25.0%)
   COMMON STOCKS -- (25.0%)
            3I Group P.L.C.                                                                       46,952   $          585,773
            Aegis Group P.L.C.                                                                    93,242              182,719
            Aggregate Industries P.L.C.                                                          104,720              196,555
            Aggreko P.L.C.                                                                        20,000               58,673
            Alliance & Leicester P.L.C.                                                           44,559              723,967
            Alliance Unichem P.L.C.                                                               43,529              597,341
            Allied Domecq P.L.C.                                                                  99,591              982,477
            Amec P.L.C.                                                                           25,720              145,549
            Amvescap P.L.C.                                                                       76,167              466,752
            Antofagasta P.L.C.                                                                    36,129              790,851
            Arm Holdings P.L.C.                                                                   81,867              160,577
            Arriva P.L.C.                                                                         14,532              136,103
            Associated British Foods P.L.C.                                                      146,022            2,086,545
            Associated British Ports Holdings P.L.C.                                              25,743              231,285
            Aviva P.L.C.                                                                         203,133            2,248,264
        *   AWG P.L.C.                                                                            11,429              164,322
            BAA P.L.C.                                                                            96,397            1,072,142
            BAE Systems P.L.C.                                                                   272,359            1,276,172
            Balfour Beatty P.L.C.                                                                 37,925              218,392
        *   Banco Santander Central Hispano SA                                                   123,926            1,476,973
            Barclays P.L.C                                                                       578,648            5,973,195
            Barratt Developments P.L.C.                                                           21,581              212,006
            BBA Group P.L.C.                                                                      37,724              208,672
            Bellway P.L.C.                                                                         8,267              112,517
            BG Group P.L.C.                                                                      314,523            2,182,913
            BHP Billiton P.L.C.                                                                  219,665            2,568,553
            BOC Group P.L.C.                                                                      37,915              678,021
            Boots Group P.L.C.                                                                    66,631              803,308
            Bovis Homes Group P.L.C.                                                               9,923               95,634
            BP Amoco P.L.C.                                                                    1,939,401           19,801,387
            BPB P.L.C.                                                                            41,658              350,445
            Bradford & Bingley P.L.C.                                                             54,153              284,693
            Brambles Industries P.L.C.                                                            61,231              305,695
            Britannic P.L.C.                                                                      16,713              132,632
        *   British Airways P.L.C.                                                               172,376              727,955
            British American Tobacco P.L.C.                                                      255,395            4,271,985
            British Land Co. P.L.C.                                                               46,116              721,399
            British Sky Broadcasting Group P.L.C.                                                262,879            2,797,272
            Brixton P.L.C.                                                                        23,087              142,474
            BT Group P.L.C.                                                                      769,136            2,851,302
        *   BTG P.L.C.                                                                             5,600               10,107
            Bunzl P.L.C.                                                                          40,446              345,037
            Cable and Wireless P.L.C.                                                            214,979              465,650
            Cadbury Schweppes P.L.C.                                                             186,386            1,667,473

        *   Cairn Energy P.L.C.                                                                   13,970              400,420
            Capita Group P.L.C.                                                                   56,097              382,506
            Carnival P.L.C.                                                                       17,177              958,242
            Carpetright P.L.C.                                                                     7,321              152,541
            Carphone Warehouse Group P.L.C.                                                      165,286              522,258
            Cattles P.L.C.                                                                        24,078              170,796
            Centrica P.L.C.                                                                      341,394            1,617,935
            Close Brothers Group P.L.C.                                                           12,926              176,271
            Cobham P.L.C.                                                                         10,041              276,883
            Collins Stewart Tullett P.L.C.                                                        17,814              128,037
      # *   Colt Telecom Group P.L.C.                                                            192,155              162,678
            Compass Group P.L.C.                                                                 193,981              849,849
            Computacenter P.L.C.                                                                  15,015               77,778
        *   Cookson Group P.L.C.                                                                 130,539               84,174
        *   Corus Group P.L.C.                                                                   416,523              437,442
            Davis Service Group P.L.C.                                                            15,000              113,027
            De La Rue P.L.C.                                                                      12,250               78,779
            Diageo P.L.C.                                                                        274,275            3,839,808
            Dixons Group P.L.C.                                                                  163,689              455,391
        *   DX Services P.L.C.                                                                     7,451               43,013
        *   Easyjet P.L.C.                                                                        36,683              130,419
        *   Egg P.L.C.                                                                            85,213              151,434
            Electrocomponents P.L.C.                                                              39,172              219,538
            Emap P.L.C.                                                                           21,906              334,421
            EMI Group P.L.C.                                                                      66,242              306,101
            Enterprise Inns P.L.C.                                                                29,332              382,435
            First Choice Holidays P.L.C.                                                          47,135              124,248
            Firstgroup P.L.C.                                                                     32,236              208,492
            FKI P.L.C.                                                                            52,392              132,803
            Friends Provident P.L.C.                                                             174,880              511,884
            Galen Holdings P.L.C.                                                                 19,774              322,169
            Gallaher Group P.L.C.                                                                 58,907              817,044
            General Electric Co.                                                                  22,898              812,884
            GKN P.L.C.                                                                            59,254              255,179
            Glaxosmithkline P.L.C.                                                               529,804           11,187,938
            Great Portland Estates P.L.C.                                                         11,008               67,384
            Great Universal Stores P.L.C.                                                         90,428            1,510,004
            Greene King P.L.C.                                                                     6,207              141,558
            Group 4 Securicor P.L.C.                                                              35,700               86,324
            Hammerson P.L.C.                                                                      23,689              360,600
            Hanson P.L.C.                                                                         65,755              526,641
            Hays P.L.C.                                                                          149,028              344,694
            HBOS P.L.C.                                                                          353,018            4,941,130
        *   HHG P.L.C.                                                                           284,569              263,690
            Hilton Group P.L.C.                                                                  137,265              677,685
            HMV Group P.L.C.                                                                      37,627              171,742
            HSBC Holdings P.L.C.                                                               1,004,745           17,100,587
            ICAP P.L.C.                                                                           64,402              294,656
            IMI P.L.C.                                                                            28,268              204,686
            Imperial Chemical Industries P.L.C.                                                  102,443              463,256
            Imperial Tobacco Group P.L.C.                                                         65,628            1,708,726
            Inchcape P.L.C.                                                                        6,503              203,225
            Intercontinental Hotels Group P.L.C.                                                  62,907              800,104
        *   International Power P.L.C.                                                           124,618              361,057

            Intertek Group P.L.C.                                                                 12,740              171,655
        *   Invensys P.L.C.                                                                      477,720              159,418
            ISIS Asset Management P.L.C.                                                          13,005               59,032
            Isoft Group P.L.C.                                                                    19,129              140,866
            ITV P.L.C.                                                                           285,888              599,345
        *   ITV P.L.C. Convertible Shares                                                          7,428                5,719
            Jardine Lloyd Thompson Group P.L.C.                                                   21,550              148,274
            Johnson Matthey P.L.C.                                                                18,527              358,590
            Johnston Press P.L.C.                                                                 31,946              317,163
            Kelda Group P.L.C.                                                                    31,723              326,878
            Kesa Electricals P.L.C.                                                               42,893              221,610
            Kidde P.L.C.                                                                          70,354              203,953
            Kingfisher P.L.C.                                                                    206,486            1,136,264
            Land Securities Group P.L.C.                                                          42,028            1,031,812
            Legal and General Group P.L.C.                                                       585,408            1,187,760
            Liberty International P.L.C.                                                          35,763              605,652
            Lloyds TSB Group P.L.C.                                                              503,639            4,052,436
            Logicacmg P.L.C.                                                                      33,214              116,733
            Lonmin P.L.C.                                                                         12,745              226,698
            Man Group P.L.C.                                                                      30,486              868,673
            Manchester United P.L.C.                                                              24,899              131,113
        *   Marconi Corp. P.L.C.                                                                  15,946              173,958
            Marks & Spencer Group P.L.C.                                                         204,766            1,284,078
            Matalan P.L.C.                                                                        45,690              188,110
            Meggitt P.L.C.                                                                        38,514              188,079
            MFI Furniture Group P.L.C.                                                            52,153              115,547
            Millennium and Copthorne Hotels P.L.C.                                                34,678              239,311
            Misys P.L.C.                                                                          43,945              177,943
            Mitchells & Butlers P.L.C.                                                            47,001              271,761
        *   MM02 P.L.C.                                                                          613,859            1,341,919
            Morrison (Wm.) Supermarkets P.L.C.                                                   260,564            1,120,658
      # *   My Travel Group P.L.C.                                                                22,000                2,179
            National Express Group P.L.C.                                                         11,282              162,562
            National Grid Group P.L.C.                                                           274,854            2,507,261
            Next P.L.C.                                                                           23,652              724,776
            Northern Foods P.L.C.                                                                 37,322              120,022
            Northern Rock P.L.C.                                                                  37,910              525,216
            Novar P.L.C.                                                                          31,464               97,616
            Ocean Group P.L.C.                                                                    25,388              358,548
            Pearson P.L.C.                                                                        70,072              820,943
            Peninsular & Oriental Steam Navigation P.L.C.                                         61,993              356,817
            Pennon Group P.L.C.                                                                   11,263              190,858
            Persimmon P.L.C.                                                                      25,202              298,121
            Pilkington P.L.C.                                                                    135,509              277,415
            Premier Farnell P.L.C.                                                                30,487              119,069
            Provident Financial P.L.C.                                                            17,113              200,851
            Prudential Corp. P.L.C.                                                              205,649            1,639,824
            Punch Taverns, Ltd.                                                                   22,497              258,722
            RAC P.L.C.                                                                             8,737              101,852
            Rank Group P.L.C.                                                                     50,895              294,870
            Reckitt Benckiser P.L.C.                                                              76,646            2,260,446
            Reed International P.L.C.                                                            113,329            1,038,785
        *   Regus Group P.L.C.                                                                    81,196              135,303
            Rentokill Initial P.L.C.                                                             155,669              422,320

            Reuters Holdings Group P.L.C.                                                        129,002              944,752
            Rexam P.L.C.                                                                          47,152              408,161
            Rio Tinto P.L.C.                                                                      96,107            2,808,220
            RMC Group P.L.C.                                                                      20,763              332,762
        *   Rolls Royce Group P.L.C.                                                             168,596              847,458
            Rolls Royce Group P.L.C.                                                           5,115,570               10,394
            Royal & Sun Alliance Insurance Group P.L.C.                                          247,136              348,127
            Royal Bank of Scotland Group P.L.C.                                                  298,894            9,185,180
            Sabmiller P.L.C.                                                                     110,237            1,855,163
            Sage Group P.L.C.                                                                    109,811              404,796
            Sainsbury (J.) P.L.C.                                                                184,397              919,498
            Schroders P.L.C.                                                                      29,776              389,521
            Scottish & Newcastle P.L.C.                                                           86,628              709,872
            Scottish Hydro-Electric P.L.C.                                                        76,173            1,198,194
            Scottish Power P.L.C.                                                                167,716            1,239,234
            Serco Group P.L.C.                                                                    32,875              140,220
            Severn Trent P.L.C.                                                                   31,121              528,888
            Shell Transport & Trading Co., P.L.C.                                                866,241            7,303,870
            Shire Pharmaceuticals Group P.L.C.                                                    43,525              436,266
            Signet Group P.L.C.                                                                  147,808              295,836
            Slough Estates P.L.C.                                                                 37,702              347,469
            Smith & Nephew P.L.C.                                                                 84,200              858,158
            Smith (WH) P.L.C.                                                                     13,348               76,058
            Smiths Industries P.L.C.                                                              48,645              711,667
            Somerfield P.L.C.                                                                     37,078              108,189
        *   Spirent P.L.C.                                                                        72,279               98,447
            SSL International P.L.C.                                                              12,000               64,780
            Stagecoach Group P.L.C.                                                              108,619              198,613
            Standard Chartered P.L.C.                                                            116,062            2,220,679
            T&F Informa Group P.L.C.                                                              24,165              175,833
            Tate & Lyle P.L.C.                                                                    49,954              469,338
            Taylor Nelson AGB P.L.C.                                                              36,013              158,258
            Taylor Woodrow P.L.C.                                                                 50,079              222,231
            Tesco P.L.C.                                                                         695,328            4,005,309
        *   The Berkeley Group Holdings P.L.C.                                                    10,535              239,839
        *   TI Automotive P.L.C. Series A                                                         18,000                    0
            Tomkins P.L.C.                                                                        65,951              311,535
            Travis Perkins P.L.C.                                                                  9,938              266,893
            Trinity Mirror P.L.C.                                                                 25,136              299,260
            Tullow Oil P.L.C.                                                                     54,536              152,878
            Unilever P.L.C.                                                                      275,469            2,526,698
            United Business Media P.L.C.                                                          28,216              259,298
            United Utilities P.L.C.                                                               69,034              741,630
            Viridian Group P.L.C.                                                                 10,986              149,932
            Vodafone Group P.L.C.                                                              5,950,041           16,161,689
            Whitbread P.L.C.                                                                      25,553              389,641
            William Hill P.L.C.                                                                   33,441              332,575
            Wilson Bowden P.L.C.                                                                  11,416              217,207
            Wimpey (George) P.L.C.                                                                35,083              239,175
            Wolseley P.L.C.                                                                       52,657              905,048
            WPP Group P.L.C.                                                                     111,318            1,225,698
            Xstrata P.L.C.                                                                        90,088            1,600,289
            Yell Group P.L.C.                                                                     59,917              495,429
            Zeneca Group P.L.C.                                                                  149,327            5,859,854
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $182,697,365)                                                                                          221,045,716
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    298,947
                                                                                                           ------------------
   (Cost $291,096)
   TOTAL -- UNITED KINGDOM
     (Cost $182,988,461)                                                                                          221,344,663
                                                                                                           ------------------
   JAPAN -- (21.5%)
   COMMON STOCKS -- (21.5%)
            Acom Co., Ltd.                                                                         7,500              562,687
            Aderans Co., Ltd.                                                                      1,900               41,831
            Advantest Corp.                                                                        6,970              516,912
            AEON Co., Ltd.                                                                        46,800              788,032
            Aeon Credit Service, Ltd.                                                              2,700              193,470
            Aiful Corp.                                                                            6,600              746,473
            AIOI Insurance Co., Ltd.                                                              54,000              238,331
            Air Water, Inc.                                                                        5,000               34,157
            Aisin Seiki Co., Ltd.                                                                 25,600              550,173
            Ajinomoto Co., Inc.                                                                   36,000              407,327
            Alfresa Holdings Corp.                                                                 1,800               62,002
        #   All Nippon Airways Co., Ltd.                                                         173,000              601,096
        #   Alps Electric Co., Ltd.                                                                9,000              130,977
            Amada Co., Ltd.                                                                       22,000              110,745
            Amano Corp.                                                                            3,000               27,318
            Anritsu Corp.                                                                          6,000               43,838
            Aoyama Trading Co., Ltd.                                                               3,400               83,908
            Ariake Japan Co., Ltd.                                                                 1,210               29,267
            Arisawa Manufacturing Co., Ltd.                                                        1,400               58,397
            Asahi Breweries, Ltd.                                                                 33,200              392,032
            Asahi Denka Kogyo KK                                                                   2,000               19,278
            Asahi Glass Co., Ltd.                                                                 91,000              995,636
            Asahi Kasei Corp.                                                                     83,000              408,507
            Asatsu-Dk, Inc.                                                                        2,600               75,854
        *   Ashikaga Financial Group, Inc.                                                        41,000                  399
            Autobacs Seven Co., Ltd.                                                               1,800               52,537
            Avex, Inc.                                                                             1,000               10,504
            Awa Bank, Ltd.                                                                        10,000               60,859
            Bandai Co., Ltd.                                                                       5,000              101,828
            Bank of Ikeda, Ltd.                                                                      600               30,872
            Bank of Iwate, Ltd.                                                                      600               27,802
            Bank of Kyoto, Ltd.                                                                   20,000              167,276
            Bank of Nagoya, Ltd.                                                                   6,000               30,959
            Bank of Yokohama, Ltd.                                                                84,000              529,470
            Benesse Corp.                                                                          7,700              246,066
            Bosch Automotive Systems Corp.                                                        25,000              117,601
            Bridgestone Corp.                                                                     59,000            1,066,852
            Brother Industries, Ltd.                                                              13,000              104,028
            Calsonic Corp.                                                                        11,000               75,484
            Canon, Inc.                                                                           50,000            2,499,484

            Capcom Co., Ltd.                                                                       2,000               18,982
            Casio Computer Co., Ltd.                                                              18,000              246,546
            Central Glass Co., Ltd.                                                               10,000               68,201
            Central Japan Railway Co.                                                                246            2,009,321
            Chiba Bank, Ltd.                                                                      49,000              311,008
        *   Chiyoda Corp.                                                                          8,000               56,280
            Chubu Electric Power Co., Ltd.                                                        42,900            1,000,800
            Chudenko Corp.                                                                         1,300               18,810
            Chugai Pharmaceutical Co., Ltd.                                                       52,600              825,318
            Chugoku Bank, Ltd.                                                                    13,000              141,899
            Chugoku Electric Power Co., Ltd.                                                      24,100              440,432
        *   Circle K Sunkus Co., Ltd.                                                              5,100              116,591
            Citizen Watch Co., Ltd.                                                               18,000              162,919
            Coca-Cola West Japan Co., Ltd.                                                         4,600              114,503
            Comsys Holdings Corp.                                                                  5,000               42,957
            Cosmo Oil Co., Ltd.                                                                   37,000              107,400
        *   Cosmo Securities Co., Ltd.                                                            13,000               23,530
            Credit Saison Co., Ltd.                                                               10,600              355,961
            CSK Corp.                                                                              4,200              175,076
            Dai Nippon Ink & Chemicals, Inc.                                                      37,000               83,615
            Dai Nippon Pharmaceutical Co., Ltd.                                                    7,000               67,321
            Dai Nippon Printing Co., Ltd.                                                         46,000              686,403
        #   Dai Nippon Screen Mfg. Co., Ltd.                                                      11,000               59,974
            Daicel Chemical Industries, Ltd.                                                      19,000              105,143
            Daido Steel Co., Ltd.                                                                 20,000               54,720
        *   Daiei OMC, Inc.                                                                        6,000               69,979
      # *   Daiei, Inc.                                                                           20,000               39,743
            Daifuku Co., Ltd.                                                                      3,000               17,740
            Daihatsu Motor Co., Ltd.                                                              28,000              215,131
            Dai-Ichi Pharmaceutical Co., Ltd.                                                     16,400              325,944
            Daikin Industries, Ltd.                                                               17,000              448,601
            Daimaru, Inc.                                                                         16,000              133,972
            Daio Paper Corp.                                                                       5,000               45,167
            Daishi Bank, Ltd.                                                                     16,000               61,062
            Daito Trust Construction Co., Ltd.                                                     9,800              442,737
            Daiwa House Industry Co., Ltd.                                                        30,000              321,951
            Daiwa Securities Co., Ltd.                                                            74,000              503,512
            Denki Kagaku Kogyo KK                                                                 22,000               71,179
            Denso Corp.                                                                           76,400            1,826,391
            Dentsu, Inc.                                                                             242              661,871
        *   Diamond City Co., Ltd.                                                                   300                7,765
            Disco Corp.                                                                            1,100               44,655
            Don Quijote Co., Ltd.                                                                    900               56,372
            Dowa Mining Co., Ltd.                                                                 16,000              103,997
            East Japan Railway Co.                                                                   247            1,356,397
            Ebara Corp.                                                                           13,000               57,839
            Edion Corp.                                                                            2,300               20,577
            Elsai Co., Ltd.                                                                       18,600              553,771
            Eneserve Corp.                                                                           700               26,063
            Exedy Corp.                                                                            1,700               29,824
            Ezaki Glico Co., Ltd.                                                                  6,000               42,224
            Familymart Co., Ltd.                                                                   6,000              167,384
            Fanuc, Ltd.                                                                           20,200            1,257,558
            Fast Retailing Co., Ltd.                                                               9,800              736,459

            Fuji Electric Co., Ltd.                                                               40,000              103,254
            Fuji Heavy Industries                                                                 50,000              230,935
            Fuji Oil Co., Ltd.                                                                     3,900               45,854
            Fuji Photo Film Co., Ltd.                                                             30,000            1,053,515
            Fuji Soft ABC, Inc.                                                                    1,800               56,424
            Fuji Television Network, Inc.                                                            252              532,869
            Fujikura, Ltd.                                                                        17,000               76,211
            Fujisawa Pharmaceutical Co., Ltd.                                                     20,500              529,391
            Fujitsu, Ltd.                                                                        127,440              798,387
            Fukui Bank, Ltd.                                                                       7,000               28,428
            Fukuoka Bank, Ltd.                                                                    35,000              221,708
            Fukuyama Transporting Co., Ltd.                                                       11,000               43,458
            Funai Electric Co., Ltd.                                                               2,500              311,137
        *   Furukawa Electric Co., Ltd.                                                           30,000              148,123
            Futaba Industrial Co., Ltd.                                                            2,900               47,037
            Glory, Ltd.                                                                            3,200               50,043
            Goldcrest Co., Ltd.                                                                      300               20,411
            Gunma Bank, Ltd.                                                                      31,000              162,134
            Gunze, Ltd.                                                                            8,000               34,873
            Hachijuni Bank, Ltd.                                                                  30,000              197,892
            Hamamatsu Photonics K.K.                                                               2,900               55,536
        *   Hankyu Corp.                                                                          52,000              200,870
            Hankyu Department Stores, Inc.                                                        10,000               76,361
            Hanshin Electric Railway Co., Ltd.                                                    14,000               46,089
            Heiwa Corp.                                                                            5,200               77,809
            Higo Bank, Ltd.                                                                       14,000               88,256
            Hikari Tsushin, Inc.                                                                   3,800              323,065
        #   Hino Motors, Ltd.                                                                     53,000              351,034
            Hirose Electric Co., Ltd.                                                              2,400              253,270
            Hiroshima Bank, Ltd.                                                                  34,000              167,125
        *   Hisamitsu Pharmaceutical Co., Inc.                                                     4,000               72,874
            Hitachi Cable, Ltd.                                                                   18,000               75,955
            Hitachi Chemical Co., Ltd.                                                            16,200              279,275
        #   Hitachi Construction Machinery Co., Ltd.                                              10,000              123,688
            Hitachi High-Technologies Corp.                                                        8,300              115,071
            Hitachi Information Systems, Ltd.                                                      1,800               48,121
            Hitachi Maxell, Ltd.                                                                   3,700               50,229
            Hitachi Metals, Ltd.                                                                  21,000              119,090
            Hitachi Software Engineering Co., Ltd.                                                 3,000               61,693
            Hitachi Transport System, Ltd.                                                         1,000                8,407
        *   Hitachi Zosen Corp.                                                                   20,000               29,495
            Hitachi, Ltd.                                                                        198,000            1,271,915
            Hokkaido Electric Power Co., Inc.                                                     13,700              260,562
            Hokkoku Bank, Ltd.                                                                    16,000               71,001
            Hokuetsu Paper Mills, Ltd.                                                             4,000               21,650
            Hokugin Financial Group, Inc.                                                         74,000              190,217
            Hokuriku Electric Power Co., Inc.                                                     14,100              252,158
            Honda Motor Co., Ltd.                                                                 62,300            2,980,713
            Hosiden Corp.                                                                          1,900               19,593
            House Foods Corp.                                                                      5,600               79,708
            Hoya Corp.                                                                             6,500              675,548
            Hyakugo Bank, Ltd.                                                                    11,000               62,899
            Hyakujishi Bank, Ltd.                                                                 19,000              111,618
        #   Ibiden Co., Ltd.                                                                       6,200              105,677

            Isetan Co., Ltd.                                                                      12,300              143,045
            Ishihara Sangyo Kaisha, Ltd.                                                          12,000               26,881
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                        58,000               78,915
      # *   Isuzu Motors, Ltd.                                                                    58,000              172,330
            ITO EN, Ltd.                                                                           2,800              138,396
        *   Itochu Corp.                                                                          96,000              434,542
            Itochu Techno-Science Corp.                                                            4,200              169,981
            Itoham Foods, Inc.                                                                     6,000               29,024
            Ito-Yokado Co., Ltd.                                                                  27,000            1,066,481
            Iyo Bank, Ltd.                                                                        18,000              131,344
            Izumi Co., Ltd.                                                                        2,500               53,296
      # *   Japan Airlines System Corp.                                                          242,000              686,043
            Japan Airport Terminal Co., Ltd.                                                       3,000               28,172
            Japan Aviation Electronics Industry, Ltd.                                              4,000               36,737
            JFE Holdings, Inc.                                                                    35,200            1,010,055
        *   JFE Shoji Holdings, Inc.                                                               9,000               49,292
            JGC Corp.                                                                             15,000              128,546
            Joyo Bank, Ltd.                                                                       50,000              233,936
            Jsr Corp., Tokyo                                                                      17,100              353,831
            Juroku Bank, Ltd.                                                                     18,000               77,394
            Kadokawa Holdings, Inc.                                                                  800               30,559
            Kagoshima Bank, Ltd.                                                                   9,000               54,232
            Kajima Corp.                                                                          59,000              255,007
        #   Kaken Pharmaceutical Co., Ltd.                                                         3,000               18,857
            Kamigumi Co., Ltd.                                                                    14,000              108,505
            Kandenko Co., Ltd.                                                                     4,000               21,188
        *   Kanebo, Ltd.                                                                           1,900               22,605
            Kaneka Corp.                                                                          21,000              230,135
      # *   Kankaku Securities Co., Ltd.                                                          86,000              163,832
            Kansai Electric Power Co., Inc.                                                       66,700            1,295,111
            Kansai Paint Co., Ltd., Osaka                                                         16,000               96,491
            Kao Corp.                                                                             33,000              793,724
            Katokichi Co., Ltd.                                                                    2,000               37,690
            Kawasaki Heavy Industries, Ltd.                                                       67,000              100,861
            Kawasaki Kisen Kaisha, Ltd.                                                           35,000              233,855
            KDDI Corp.                                                                               334            1,644,823
            Keihin Corp.                                                                           2,600               36,331
        #   Keihin Electric Express Railway Co., Ltd.                                             29,000              171,251
            Keio Electric Railway Co., Ltd.                                                       34,000              190,778
            Keisei Electric Railway Co., Ltd.                                                     14,000               54,819
            Keiyo Bank, Ltd.                                                                       2,000                7,105
            Keyence Corp.                                                                          3,200              721,838
            Kikkoman Corp.                                                                         9,000               82,042
            Kinden Corp.                                                                          14,000              103,101
            Kinki Nippon Railway Co., Ltd.                                                        95,280              315,446
        *   Kirin Beverage Corp.                                                                     900               20,753
            Kirin Brewery Co., Ltd.                                                               70,000              670,302
            Kissei Pharmaceutical Co., Ltd.                                                        2,000               41,897
        *   Kobayashi Pharmaceutical Co., Ltd.                                                     1,800               47,565
            Kobe Steel, Ltd.                                                                     185,000              281,524
            Koei Co., Ltd.                                                                         2,800               69,109
            Koito Manufacturing Co., Ltd.                                                          7,000               57,728
            Kokuyo Co., Ltd.                                                                       6,000               68,848
            Komatsu, Ltd.                                                                         55,000              373,371

            Komeri Co., Ltd.                                                                       2,300               59,132
            Komori Corp.                                                                           4,000               55,196
            Konami Co., Ltd.                                                                       8,600              186,988
            Konica Corp.                                                                          34,000              435,449
            Kose Corp.                                                                             2,450               96,181
        #   Koyo Seiko Co.                                                                        13,000              164,775
            Kubota Corp.                                                                          88,000              434,559
            Kuraray Co., Ltd.                                                                     20,000              164,591
        #   Kuraya Sanseido, Inc.                                                                 11,300              104,884
            Kurita Water Industries, Ltd.                                                          7,000               97,115
            Kyocera Corp.                                                                         11,500              806,354
            KYORIN Pharmaceutical Co., Ltd.                                                        4,000               57,104
            Kyowa Exeo Corp.                                                                       5,000               44,031
            Kyowa Hakko Kogyo Co., Ltd.                                                           24,000              171,288
            Kyushu Electric Power Co., Inc.                                                       28,300              560,949
            Lawson Inc.                                                                            8,100              291,510
        #   Lion Corp.                                                                            14,000               77,736
        #   Lopro Corp.                                                                            2,100               15,487
            Mabuchi Motor Co., Ltd.                                                                3,400              233,461
            Makita Corp.                                                                           8,000              123,568
            Marubeni Corp.                                                                        83,000              234,902
            Marui Co., Ltd.                                                                       21,500              284,075
            Maruichi Steel Tube, Ltd.                                                              4,000               70,144
            Matsumotokiyoshi Co., Ltd.                                                             2,400               66,578
            Matsushita Electric Industrial Co., Ltd.                                             145,188            2,155,397
            Matsushita Electric Works, Ltd.                                                       72,000              616,191
        #   Mazda Motor Corp.                                                                     89,000              273,017
            Meiji Dairies Corp.                                                                   16,000               89,834
            Meiji Seika Kaisha, Ltd. Tokyo                                                        17,000               74,752
            Meitec Corp.                                                                           1,800               63,268
            Millea Holdings, Inc.                                                                    117            1,647,452
            Minebea Co., Ltd.                                                                     18,000               72,238
            Misumi Corp.                                                                           1,900               54,707
            Mitsubishi Chemical Corp.                                                            142,000              422,477
            Mitsubishi Corp.                                                                     114,500            1,446,586
            Mitsubishi Electric Corp.                                                            136,000              665,279
            Mitsubishi Estate Co., Ltd.                                                           88,000              991,545
            Mitsubishi Gas Chemical Co., Inc.                                                     27,000              127,696
            Mitsubishi Heavy Industries, Ltd.                                                    201,000              575,209
            Mitsubishi Logistics Corp.                                                             7,000               65,040
            Mitsubishi Materials Corp.                                                            60,000              124,367
      # *   Mitsubishi Motors Corp.                                                              168,000              180,831
        #   Mitsubishi Paper Mills, Ltd.                                                          13,000               20,052
            Mitsubishi Pharma Corp.                                                               43,000              396,364
            Mitsubishi Rayon Co., Ltd.                                                            30,000              101,693
        #   Mitsubishi Securities Co., Ltd.                                                       48,000              513,121
            Mitsubishi Tokyo Financial Group, Inc.                                                   491            4,643,233
            Mitsui & Co., Ltd.                                                                   103,000              890,741
            Mitsui Chemicals, Inc.                                                                50,000              261,649
            Mitsui Engineering and Shipbuilding Co., Ltd.                                         36,000               60,018
            Mitsui Fudosan Co., Ltd.                                                              41,000              477,474
            Mitsui Marine & Fire Insurance Co., Ltd.                                              90,790              797,991
            Mitsui Mining and Smelting Co., Ltd.                                                  26,000              108,253
            Mitsui O.S.K. Lines, Ltd.                                                             79,000              489,076

            Mitsui Trust Holdings                                                                 59,000              448,456
            Mitsukoshi, Ltd.                                                                      23,000              110,067
            Mitsumi Electric Co., Ltd.                                                             3,700               40,854
            Mizuho Holdings, Inc.                                                                    964            4,184,053
            Mori Seiki Co., Ltd.                                                                   4,000               34,848
            Morinaga Milk Industry Co., Ltd.                                                       8,000               32,229
            Murata Manufacturing Co., Ltd.                                                        12,700              665,278
            Musashino Bank, Ltd.                                                                   1,300               52,004
            Nagase & Co., Ltd.                                                                     4,000               31,613
        #   Nagoya Railroad Co., Ltd.                                                             40,000              138,724
            Namco, Ltd.                                                                            4,400               54,011
            Nanto Bank, Ltd.                                                                      15,000               72,509
            NEC Corp.                                                                            116,000              638,833
            NEC Fielding, Ltd.                                                                     2,700               51,482
            NEC Soft, Ltd.                                                                         1,300               33,096
            Net One Systems Co., Ltd.                                                                 26              105,973
            NGK Insulators, Ltd.                                                                  22,000              182,513
            NGK Spark Plug Co., Ltd.                                                              14,000              136,256
            NHK Spring Co., Ltd.                                                                  14,000               92,358
            Nichicon Corp.                                                                         3,700               45,788
            Nichii Gakkan Co.                                                                      1,760               59,941
            Nichirei Corp.                                                                        13,000               48,448
            Nidec Corp.                                                                            5,200              605,914
            Nifco, Inc.                                                                            2,000               30,685
            Nikko Cordial Corp.                                                                  130,000              646,268
            Nikon Corp.                                                                           22,000              242,810
            Nintendo Co., Ltd., Kyoto                                                             10,400            1,255,949
            Nippon Electric Glass Co., Ltd.                                                       10,000              259,307
            Nippon Express Co., Ltd.                                                              70,000              329,336
            Nippon Kayaku Co., Ltd.                                                                9,000               49,174
            Nippon Light Metal Co., Ltd.                                                          24,000               62,546
            Nippon Meat Packers, Inc., Osaka                                                      14,000              180,909
            Nippon Mining Holdings, Inc.                                                          56,000              279,373
            Nippon Mitsubishi Oil Corp.                                                           90,000              590,662
            Nippon Paint Co., Ltd.                                                                 8,000               32,130
            Nippon Sanso Corp.                                                                    22,000              122,151
            Nippon Sheet Glass Co., Ltd.                                                          20,000               76,886
        *   Nippon Shinpan Co., Ltd.                                                              13,000               45,973
            Nippon Shokubai Co., Ltd.                                                              9,000               73,880
            Nippon Steel Corp.                                                                   414,000            1,018,376
            Nippon Suisan Kaisha, Ltd.                                                            13,000               42,393
            Nippon System Development Co., Ltd.                                                      900               16,181
            Nippon Telegraph & Telephone Corp.                                                     2,009            9,001,153
            Nippon Television Network Corp.                                                        2,070              299,228
            Nippon Unipac Holding, Tokyo                                                              68              306,740
            Nippon Yusen KK                                                                       82,000              436,170
            Nipponkoa Insurance Co., Ltd.                                                         47,000              283,383
            Nishimatsu Construction Co., Ltd.                                                     10,000               31,361
            Nishimatsuya Chain Co., Ltd.                                                             800               29,367
            Nishi-Nippon Bank, Ltd.                                                               39,000              168,203
            Nishi-Nippon Railroad Co., Ltd.                                                       17,000               52,989
            Nissan Chemical Industries, Ltd.                                                      10,000               78,033
            Nissan Motor Co., Ltd.                                                               427,500            4,489,876
            Nissan Shatai Co., Ltd.                                                                3,000               23,487

            Nissay Dowa General Insurance Co., Ltd.                                               25,000              116,599
            Nisshin Seifun Group, Inc.                                                            12,000              131,526
            Nisshin Steel Co., Ltd.                                                               52,000              123,920
            Nisshinbo Industries, Inc.                                                             9,000               61,514
        *   Nissho Iwai-Nichmen Holdings Corp.                                                    10,000               42,018
            Nissin Food Products Co., Ltd.                                                         8,400              209,046
            Nitto Denko Corp.                                                                      9,400              487,689
            NOK Corp.                                                                             14,000              404,948
            Nomura Research Institute, Ltd.                                                        3,600              318,736
            Nomura Securities Co., Ltd.                                                          110,000            1,532,266
            Noritake Co., Ltd.                                                                     4,000               16,382
            NSK, Ltd.                                                                             28,000              130,019
            NTN Corp.                                                                             22,000              121,892
            NTT Data Corp.                                                                           293              867,745
            NTT Docomo, Inc.                                                                       5,561            9,647,784
            Obayashi Corp.                                                                        43,000              266,762
            Obic Co., Ltd.                                                                           500               99,839
            Odakyu Electric Railway Co., Ltd.                                                     41,000              229,222
            Ogaki Kyoritsu Bank, Ltd.                                                             13,000               69,043
            Oji Paper Co., Ltd.                                                                   69,000              392,622
            Okamura Corp.                                                                          1,000                8,331
        *   Okasan Securities Co., Ltd.                                                            8,000               42,558
        *   Oki Electric Industry Co., Ltd.                                                       30,000              118,102
            Okumura Corp.                                                                         11,000               60,598
            Olympus Optical Co., Ltd.                                                             15,000              288,771
            Omron Corp.                                                                           14,600              333,021
            Ono Pharmaceutical Co., Ltd.                                                           7,800              412,609
            Onward Kashiyama Co., Ltd.                                                            10,000              135,784
            Oracle Corp. Japan                                                                    16,200              808,569
        *   Orient Corp.                                                                          31,000               80,997
            Oriental Land Co., Ltd.                                                                9,400              606,853
            Orix Corp.                                                                             4,260              541,418
            Osaka Gas Co., Ltd.                                                                  143,000              436,380
            OSG Corp.                                                                              4,000               46,239
        *   Otsuka Corp.                                                                           1,600               85,601
            Paris Miki, Inc.                                                                       1,900               40,927
            Park24 Co., Ltd.                                                                       1,500               28,068
        *   Park24 Co., Ltd.                                                                       1,500               27,112
            Pioneer Electronic Corp.                                                              10,100              188,836
            Promise Co., Ltd.                                                                      6,500              453,464
            Q.P. Corp.                                                                             6,000               52,584
            Rengo Co., Ltd.                                                                       12,000               54,997
        *   Resona Holdings, Inc.                                                              1,333,000            2,354,192
            Ricoh Co., Ltd., Tokyo                                                                43,000              759,915
            Rinnai Corp.                                                                           3,000               75,606
            Rohm Co., Ltd.                                                                         6,900              652,479
            Round One Corp.                                                                           25               55,237
            Ryoshoku, Ltd.                                                                         1,700               53,391
            Sagami Railway Co., Ltd.                                                              19,000               62,157
            Saizeriya Co., Ltd.                                                                    1,300               22,534
            San In Godo Bank, Ltd.                                                                 8,000               64,159
            Sanden Corp.                                                                           7,000               41,371
            Sanken Electric Co., Ltd.                                                              6,000               75,647
            Sankyo Co, Ltd.                                                                        8,100              364,462

            Sankyo Co., Ltd.                                                                      26,300              514,345
        *   Sankyo Seiki Manufacturing Co., Ltd.                                                   5,000               43,958
        #   Sanrio Co., Ltd.                                                                       3,000               27,079
            Santen Pharmaceutical Co., Ltd.                                                        4,100               79,827
            Sanwa Shutter Corp.                                                                   10,000               55,804
            Sanyo Electric Co., Ltd.                                                             114,000              374,380
        #   Sapporo Breweries, Ltd.                                                               19,000               82,043
            Sapporo Hokuyo Holdings, Inc.                                                             17              118,844
            Secom Co., Ltd.                                                                       13,000              512,280
        *   Sega Sammy Holdings, Inc.                                                              3,024              160,327
            Seibu Railway Co., Ltd.                                                               38,000              125,349
        #   Seiko Corp.                                                                            3,000               15,522
            Seino Transportation Co., Ltd.                                                        10,000               90,773
        *   Seiyu, Ltd.                                                                           28,000               66,647
            Sekisui Chemical Co., Ltd.                                                            35,000              229,164
            Sekisui House, Ltd.                                                                   50,000              550,862
            Seven-Eleven Japan Co., Ltd.                                                          89,200            2,713,857
            Seventy-seven (77) Bank, Ltd.                                                         20,000              130,120
            SFCG Co., Ltd.                                                                           870              214,135
            Sharp Corp. Osaka                                                                     68,000            1,088,794
            Shiga Bank, Ltd.                                                                      11,000               60,039
            Shikoku Bank, Ltd.                                                                     9,000               51,607
            Shikoku Electric Power Co., Inc.                                                      16,200              307,208
            Shima Seiki Manufacturing Co., Ltd.                                                    1,500               49,365
            Shimachu Co., Ltd.                                                                     2,200               52,194
            Shimadzu Corp.                                                                        12,000               67,254
            Shimamura Co., Ltd.                                                                    2,400              178,675
            Shimano, Inc.                                                                          7,700              204,413
            Shimizu Corp.                                                                         52,000              266,130
            Shin-Etsu Chemical Co., Ltd.                                                          26,200            1,012,355
            Shinko Electric Industries Co., Ltd.                                                   1,600               42,985
            Shinko Securities Co., Ltd.                                                           47,000              141,817
            Shionogi & Co., Ltd.                                                                  21,000              282,357
            Shiseido Co., Ltd.                                                                    27,000              371,811
            Shizuoka Bank, Ltd.                                                                   45,000              395,292
            Showa Corp.                                                                            2,300               26,877
            Showa Denko KK                                                                        59,000              143,547
            Showa Shell Sekiyu KK                                                                 35,100              315,579
            Skylark Co., Ltd.                                                                      6,500              110,057
            SMBC Friend Securities Co., Ltd.                                                      16,500              114,249
            SMC Corp.                                                                              4,700              516,437
        *   Snow Brand Milk Products Co., Ltd.                                                    12,000               36,847
        #   Softbank Corp.                                                                        27,900            1,368,580
        *   Sohgo Security Services Co.,Ltd.                                                       4,400               62,595
            Sony Corp.                                                                            51,800            1,881,415
            Square Enix Co., Ltd.                                                                  9,500              276,277
            Stanley Electric Co., Ltd.                                                            10,300              166,164
            Sumisho Computer Systems Corp.                                                         1,600               33,610
            Sumitomo Bakelite Co., Ltd.                                                           12,000               69,722
            Sumitomo Chemical Co., Ltd.                                                          106,000              527,156
            Sumitomo Corp.                                                                        80,000              673,327
            Sumitomo Corporation's Leasing, Ltd.                                                   2,000               77,088
            Sumitomo Electric Industries, Ltd.                                                    44,000              460,008
            Sumitomo Forestry Co., Ltd.                                                            8,000               70,065

        *   Sumitomo Heavy Industries, Ltd.                                                       31,000              101,181
            Sumitomo Metal Industries, Ltd. Osaka                                                314,000              417,442
            Sumitomo Metal Mining Co., Ltd.                                                       30,000              224,287
        #   Sumitomo Mitsui Financial Group, Inc.                                                    250            1,736,739
            Sumitomo Osaka Cement Co., Ltd.                                                       14,000               30,791
            Sumitomo Real Estate Sales Co., Ltd.                                                   1,200               52,792
            Sumitomo Realty & Development Co., Ltd.                                               29,000              355,600
            Sumitomo Rubber                                                                       16,000              134,637
            Sumitomo Special Metals Co., Ltd.                                                      3,000               51,030
            Sumitomo Trust & Banking Co., Ltd.                                                   113,000              752,809
            Sundrug Co., Ltd.                                                                        200                6,226
            Suruga Bank, Ltd.                                                                     12,000               92,681
            Suzuken Co., Ltd.                                                                      6,980              164,067
            Suzuki Motor Corp.                                                                    44,800              807,806
            Sysmex Corp.                                                                             800               31,862
        *   T&D Holdings, Inc.                                                                     5,900              275,500
            Taiheiyo Cement Corp.                                                                 45,000              112,452
            Taisei Corp.                                                                          59,000              232,607
            Taisho Pharmaceutical Co., Ltd.                                                       30,000              576,708
            Taiyo Yuden Co., Ltd.                                                                  5,000               50,828
            Takara Shuzo Co., Ltd.                                                                10,000               67,285
            Takara Standard Co., Ltd.                                                              5,000               29,512
            Takashimaya Co., Ltd.                                                                 16,000              151,280
            Takeda Chemical Industries, Ltd.                                                      49,000            2,405,611
            Takefuji Corp.                                                                        10,350              674,376
            Takuma Co., Ltd.                                                                       2,000               14,512
      # *   TC Properties Co., Ltd.                                                               61,900              165,064
            TDK Corp.                                                                              7,500              535,713
            Teijin, Ltd.                                                                          50,000              214,428
            Teikoku Oil Co., Ltd.                                                                 16,000               86,847
            Terumo Corp.                                                                          13,000              332,791
            THK Co., Ltd.                                                                          5,800              105,635
            TIS, Inc.                                                                              2,000               84,512
            Tobu Railway Co., Ltd.                                                                43,000              159,720
            Toda Corp.                                                                            14,000               62,497
            Toho Co., Ltd.                                                                        11,200              179,495
            Toho Gas Co., Ltd.                                                                    29,000               93,558
            Tohuku Electric Power Co., Inc.                                                       30,600              543,206
            Tokai Rika Co., Ltd.                                                                   4,000               62,655
            Tokai Rubber Industries, Ltd.                                                          4,000               52,054
            Tokuyama Corp.                                                                        11,000               62,868
            Tokyo Broadcasting System, Inc.                                                       11,200              177,289
            Tokyo Electric Power Co., Ltd                                                         83,900            2,005,500
            Tokyo Electron, Ltd.                                                                  10,100              552,672
            Tokyo Gas Co., Ltd.                                                                  159,000              637,906
            Tokyo Seimitsu Co., Ltd.                                                               1,600               48,966
            Tokyo Steel Manufacturing Co., Ltd.                                                   10,100              164,687
            Tokyo Style Co., Ltd.                                                                  4,000               44,712
            Tokyo Tatemono Co., Ltd.                                                              12,000               77,284
            Tokyo Tomin Bank, Ltd.                                                                 1,300               27,175
        #   Tokyu Corp.                                                                           66,000              335,375
        *   Tokyu Land Corp.                                                                      20,000               70,580
        *   Tomen Corp.                                                                           35,000               49,853
            TonenGeneral Sekiyu KK                                                                24,000              222,738

            Toppan Forms Co., Ltd.                                                                 3,500               41,754
            Toppan Printing Co., Ltd.                                                             43,000              446,257
            Toray Industries, Inc.                                                                85,000              373,404
            Toshiba Corp.                                                                        187,000              792,413
            Toshiba TEC Corp.                                                                     11,000               48,907
            Tosoh Corp.                                                                           37,000              161,932
            Tostem Inax Holding Corp.                                                             20,740              365,944
            Toto, Ltd.                                                                            22,000              196,114
            Toyo Ink Manufacturing Co., Ltd.                                                       7,000               24,752
            Toyo Seikan Kaisha, Ltd.                                                              13,300              216,780
            Toyo Suisan Kaisha, Ltd.                                                               5,000               64,509
            Toyobo Co., Ltd.                                                                      37,000               83,336
            Toyoda Gosei Co., Ltd.                                                                10,100              189,925
            Toyota Auto Body Co., Ltd.                                                             3,700               60,839
            Toyota Industries Corp.                                                               15,300              351,715
            Toyota Motor Credit Corp.                                                            240,500            8,969,225
            Toyota Tsusho Corp.                                                                   18,000              270,823
            Trans Cosmos, Inc.                                                                     1,000               34,192
            Trend Micro Inc.                                                                       9,500              495,626
            Tsumura & Co.                                                                          2,000               30,486
        *   Ube Industries, Ltd.                                                                  37,000               60,279
            UFJ Holdings, Inc.                                                                       356            1,879,090
            UFJ Tsubasa Securities Co. Ltd.                                                       36,000              153,023
            Uni-Charm Corp.                                                                        4,600              212,914
            Uniden Corp.                                                                           3,000               62,805
            Union Tool Co.                                                                           800               26,845
            UNY Co., Ltd.                                                                          9,000               97,235
            Ushio Inc.                                                                             7,000              128,035
            USS Co., Ltd.                                                                          1,720              153,326
            Victor Co. of Japan, Ltd.                                                             16,000              110,089
            Vodafone Holdings KK                                                                      94              259,216
            Wacoal Corp.                                                                           7,000               78,608
            World Co., Ltd.                                                                        2,000               68,976
            Xebio Co., Ltd.                                                                          800               24,247
      # *   Yahoo Japan Corp.                                                                        535            2,456,711
            Yakult Honsha Co., Ltd.                                                               10,000              171,013
            Yamada Denki Co., Ltd.                                                                 5,300              227,098
            Yamaguchi Bank, Ltd.                                                                  10,000              101,468
            Yamaha Corp.                                                                          12,700              178,689
            Yamaha Motor Co., Ltd.                                                                21,000              307,571
            Yamanashi Chuo Bank, Ltd.                                                              6,000               35,333
            Yamanouchi Pharmaceutical Co., Ltd.                                                   22,200              808,699
            Yamato Transport Co., Ltd.                                                            28,000              398,634
            Yamazaki Baking Co., Ltd.                                                             12,000              108,592
            Yaskawa Electric Corp.                                                                 8,000               39,714
            Yasuda Fire & Marine Insurance Co., Ltd.                                              66,000              631,052
            Yasuda Trust & Banking Co., Ltd.                                                     537,000              951,270
            Yokogawa Electric Corp.                                                               14,000              194,013
            Yokohama Rubber Co., Ltd.                                                             14,000               48,984
            York-Benimaru Co., Ltd.                                                                1,800               49,655
            Zeon Corp.                                                                            11,000               88,269
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $192,887,012)                                                                                          190,076,399
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Japanese Yen                                                                                              199,927
                                                                                                           ------------------
   (Cost $199,536)
   TOTAL -- JAPAN
     (Cost $193,086,548)                                                                                          190,276,326
                                                                                                           ------------------

   FRANCE -- (8.7%)
   COMMON STOCKS -- (8.7%)
            Accor SA                                                                              10,940              466,156
            AGF (Assurances Generales de France SA)                                               13,925              957,165
            Air France                                                                            22,821              432,120
            Air Liquide SA                                                                         6,105            1,056,072
            Air Liquide SA                                                                        11,393            1,939,666
        *   Alcatel SA                                                                            71,900            1,118,493
        *   Alstom SA                                                                            281,136              213,160
            Arcelor SA                                                                            29,800              656,589
        *   Atos Origin                                                                            4,218              279,835
            AXA                                                                                  115,395            2,702,655
            BNP Paribas SA                                                                        50,518            3,512,574
            Bollore Technologies SA                                                                  203               83,479
        #   Bouygues                                                                              24,950            1,073,481
        *   Business Objects SA                                                                    5,500              128,402
        *   Cap Gemini SA                                                                          7,550              243,677
            Carrefour                                                                             41,362            1,964,957
            Casino Guichard Perrachon                                                              9,368              720,456
            Cie Generale D'Optique Essilor Intenational SA                                         5,570              380,889
            Clarins SA                                                                               872               48,315
            Compagnie de Saint-Gobain                                                             19,436            1,105,765
            Compagnie Francaise d'Etudes et de Construction Technip SA                             1,790              299,780
            Dassault Systemes SA                                                                   9,108              471,763
            Dior (Christian) SA                                                                   15,908            1,000,977
            Eiffage SA                                                                             1,860              185,575
            Euler-Hermes SA                                                                        2,605              170,654
            Faurecia SA                                                                              941               70,378
            Fimalac SA                                                                               560               25,382
            France Telecom SA                                                                    231,887            7,272,608
            Gecina SA                                                                              4,698              443,851
            Generale des Establissements Michelin SA Series B                                      8,009              462,976
            Groupe Danone                                                                         15,284            1,363,887
            Havas SA                                                                              17,517               96,799
            Hermes International SA                                                                3,784              695,523
            Imerys SA                                                                              5,009              382,887
        *   JC Decaux SA                                                                          16,613              441,515
            Klepierre SA                                                                           1,862              159,498
            LaFarge SA                                                                            10,032              942,360
            LaFarge SA Prime Fidelity                                                              8,912              837,995
            Lagardere S.C.A. SA                                                                    7,700              550,216
            L'Oreal                                                                               61,197            4,426,234
        #   LVMH (Louis Vuitton Moet Hennessy)                                                    42,323            3,010,993
            Metropole Television SA                                                                8,968              232,603
            Neopost SA                                                                             1,118               80,550

            NRJ Group                                                                                972               21,136
            Pernod-Ricard SA                                                                       4,212              629,755
            Peugeot SA                                                                            15,625              954,764
            Pinault Printemps Redoute SA                                                           9,480              985,080
            Publicis Groupe                                                                       14,334              473,012
            Remy Cointreau SA                                                                      1,518               56,188
            Renault SA                                                                            19,269            1,577,550
            Rexel SA                                                                               4,797              242,838
            SA Des Galeries Lafayette                                                                847              190,554
        #   Sagem SA                                                                               2,355              216,883
            Sanofi Synthelabo                                                                     98,257            7,397,727
            Schneider SA                                                                          12,889              896,130
        *   Scor SA                                                                               28,551               53,069
            SEB SA Prime Fidelite 2002                                                               953               96,356
            SEB SA Prime Fidelity                                                                    990              100,655
            Societe BIC SA                                                                         3,600              175,020
            Societe des Ciments de Francais                                                          737               64,710
            Societe Generale d'Enterprise SA                                                       4,640              575,035
            Societe Generale Paris                                                                27,434            2,649,448
            Societe Television Francaise 1                                                        16,369              521,540
            Sodexho Alliance SA                                                                   10,509              319,761
            Somfy Interational SA                                                                    134               28,293
            Ste des Autoroutes du Sud de la France                                                24,266            1,194,017
            Stmicroelectronics NV                                                                 53,696            1,076,875
            Suez (ex Suez Lyonnaise des Eaux)                                                     58,019            1,364,101
            Thales SA                                                                             15,382              658,888
            Thomson Multimedia                                                                    15,000              360,286
        #   Total SA                                                                              35,906            7,860,972
            Unibail SA                                                                             2,500              355,705
            Valeo SA                                                                               5,000              197,968
            Veolia Environnement SA                                                               27,698              872,989
        *   Vivendi Universal SA                                                                  59,936            1,766,224
            Wendel Investissement                                                                  3,661              234,693
            Zodiac SA                                                                              4,460              183,972
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $65,281,183)                                                                                            77,061,104
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                           2,377                2,654
        *   Havas SA Rights 10/06/04                                                                   3                    1
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $4,469)                                                                                                      2,655
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $65,285,652)                                                                                            77,063,759
                                                                                                           ------------------

   GERMANY -- (6.5%)
   COMMON STOCKS -- (6.5%)
            Aachener und Muenchener Beteiligungs AG                                                4,481              338,637
            Adidas-Salomon AG                                                                      2,400              376,376
      # *   Aixtron AG                                                                             2,400               10,739

            Allianz AG                                                                            24,396            3,049,948
            Altana AG                                                                             12,941              706,887
            BASF AG                                                                               31,350            2,116,598
            Bayer AG                                                                              41,798            1,326,335
            Bayerische Motorenwerke AG                                                            55,474            2,351,213
        *   Bayerische Vereinsbank AG                                                             46,769            1,042,687
        #   Beiersdorf AG                                                                         11,217            1,211,198
        *   Commerzbank AG                                                                        38,604              771,714
            Continental AG                                                                         7,400              451,691
        *   D. Logistics AG                                                                        1,200                2,156
            DaimlerChrysler AG                                                                    60,804            2,721,154
            Deutsche Bank AG                                                                      33,308            2,821,021
            Deutsche Boerse AG                                                                     5,900              349,419
        *   Deutsche Lufthansa AG                                                                 40,705              577,101
            Deutsche Post AG                                                                     125,745            2,657,116
        *   Deutsche Telekom AG                                                                  345,063            7,314,158
            Douglas Holding AG                                                                     1,500               49,631
            E.ON AG                                                                               39,605            3,335,162
        *   Epcos AG                                                                               2,800               44,462
            Fraport AG                                                                             7,360              286,738
        *   Freenet.De AG                                                                          2,562               55,350
            Fresenius Medical Care AG                                                              6,183              483,956
            Gehe AG                                                                                8,880              680,189
            Hannover Rueckversicherungs AG                                                        11,051              399,244
        *   Heidelberger Druckmaschinen AG                                                         5,055              172,796
            Heidelberger Zement AG                                                                 7,569              429,523
            Hochtief AG                                                                            3,334               99,017
        *   Hypo Real Estate Holding AG                                                            6,387              247,354
        *   Infineon Technologies AG                                                              43,704              482,220
            K & S Aktiengesellschaft AG                                                            1,904               96,985
        #   Karstadt Quelle AG                                                                     7,555               77,608
            Linde AG                                                                               9,032              554,943
            MAN AG                                                                                 9,287              352,782
            Medion AG                                                                              2,850               57,797
            Merck KGAA                                                                             2,700              155,468
            Metro AG                                                                              34,133            1,721,613
        *   MG Technologies AG                                                                    11,945              141,075
            Munchener Rueckversicherungs-Gesellschaft AG                                          15,448            1,753,465
            Oldenburgische Landesbank AG                                                             969               83,710
            Preussag AG                                                                           11,487              256,051
            Puma AG                                                                                  800              221,410
            Rwe AG (Neu)                                                                             800               36,333
            Rwe AG (NEU) Series A                                                                 34,998            1,860,654
            SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                        24,232            4,318,997
            Schering AG                                                                           11,250              800,567
            Schwarz Pharma AG                                                                        793               32,910
        *   SGL Carbon AG                                                                          1,750               23,004
            Siemens AG                                                                            49,807            3,982,772
            Stada Arzneimittel AG                                                                  2,242               59,057
            Suedzucker AG                                                                         14,706              297,085
            ThyssenKrupp AG                                                                       40,548              881,054
      # *   T-Online International AG                                                            143,382            1,787,714
            United Internet AG                                                                     1,321               34,588

            Volkswagen AG                                                                         22,746            1,023,261
        *   WCM Beteiligungs AG                                                                   11,608               20,215
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $55,106,838)                                                                                            57,592,908
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   D. Logistics AG Rights 12/06/04                                                        1,200                    0
        *   Karstadt Quelle AG Rights 12/09/04                                                     7,555               17,973
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $45,433)                                                                                                    17,973
                                                                                                           ------------------

   TOTAL -- GERMANY
     (Cost $55,152,271)                                                                                            57,610,881
                                                                                                           ------------------

   SWITZERLAND -- (6.4%)
   COMMON STOCKS -- (6.4%)
        *   ABB, Ltd.                                                                            157,197              971,992
        *   Actelion, Ltd.                                                                         1,600              147,516
            Adecco SA                                                                             17,501              872,001
            Baloise-Holding                                                                        3,300              138,723
            BKW FMB Energie AG                                                                       366              221,983
        *   Ciba Spezialitaetenchemie Holding AG                                                   4,921              356,150
            Cie Financiere Richemont AG Series A                                                  46,023            1,400,674
            Clariant AG                                                                           15,571              242,380
        *   Credit Swisse Group                                                                   85,965            3,356,007
        *   Fischer (Georg) AG, Schaffhausen                                                         145               37,434
        *   Forbo Holding AG, Eglisau                                                                102               28,506
            Geberit AG                                                                               314              221,563
        #   Givaudan SA                                                                              573              378,739
            Holcim, Ltd.                                                                          19,499            1,116,719
            Julius Baer Holding AG                                                                   610              180,171
        *   Kudelski SA                                                                            3,084              115,812
            Kuehne & Nagel International AG                                                        2,432              502,031
            Kuoni Reisen Holding AG                                                                  180               76,391
        *   Lindt & Spruengli AG                                                                      10              138,681
        *   Logitech International SA                                                              3,319              195,481
            Lonza Group AG                                                                         2,970              160,546
            Nestle SA, Cham und Vevey                                                             27,965            7,172,044
            Nobel Biocare Holding AG                                                               1,832              329,027
            Novartis AG                                                                          224,186           10,739,760
            Phonak Holding AG                                                                      4,487              141,590
            Publicitas Holding SA, Lausanne                                                          104               30,346
            Roche Holding AG Bearer                                                               22,718            2,731,796
            Roche Holding AG Genusschein                                                          48,507            5,099,484
            Schindler Holding AG                                                                     210               74,488
            Schindler Holding AG                                                                   1,545              573,409
            Serono SA                                                                              1,342              862,666
            Societe Generale de Surveillance Holding SA                                              853              569,579
            Straumann Holding AG                                                                   1,706              371,643
            Sulzer AG, Winterthur                                                                    165               62,676
            Swatch Group AG                                                                        2,692              370,743

        *   Swiss Life AG                                                                          2,440              320,491
            Swiss Reinsurance Co., Zurich                                                         22,251            1,486,284
            Swisscom AG                                                                            9,343            3,665,909
        *   Syngenta AG                                                                            8,013              848,999
        #   Synthes, Inc.                                                                         10,130            1,096,571
            Tecan Group AG                                                                           627               17,101
            The Swatch Group AG                                                                   18,164              511,285
            UBS AG                                                                                82,427            6,671,650
            Unaxis Holding AG                                                                        912               96,360
            Valora Holding AG                                                                        209               50,654
        *   Zurich Financial SVCS AG                                                               9,902            1,523,599
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $43,337,301)                                                                                            56,277,654
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Swiss Francs                                                                                                5,297
                                                                                                           ------------------
   (Cost $4,989)
   TOTAL -- SWITZERLAND
     (Cost $43,342,290)                                                                                            56,282,951
                                                                                                           ------------------

   AUSTRALIA -- (4.9%)
   COMMON STOCKS -- (4.9%)
            Amcor, Ltd.                                                                           62,654              359,118
            AMP, Ltd.                                                                            133,761              710,464
            Ansell, Ltd.                                                                          12,403               87,916
            APN News & Media, Ltd.                                                                41,988              161,982
            Aristocrat Leisure, Ltd.                                                              46,013              313,576
        #   Australand Property Group                                                             52,535               73,923
            Australia & New Zealand Banking Group, Ltd.                                          129,724            2,015,012
            Australian Gas Light Co.                                                              31,475              315,349
            Australian Stock Exchange, Ltd.                                                        5,600               81,069
            AWB, Ltd.                                                                             24,478               89,984
            AXA Asia Pacific Holdings, Ltd.                                                      209,778              648,845
            Bendigo Bank, Ltd.                                                                     9,782               74,530
            BHP Billiton, Ltd.                                                                   270,644            3,220,842
            Billabong International, Ltd.                                                         17,806              156,788
            Bluescope Steel, Ltd.                                                                 51,941              337,441
            Boral, Ltd.                                                                           37,282              198,459
        #   Brambles Industries, Ltd.                                                             66,718              362,947
            Brickworks, Ltd.                                                                       9,442               83,880
        *   Burns, Philp & Co., Ltd.                                                             147,539              101,408
            Caltex Australia, Ltd.                                                                26,353              186,803
            Coca-Cola Amatil, Ltd.                                                                36,194              208,355
            Cochlear, Ltd.                                                                         3,100               56,436
            Coles Myer, Ltd.                                                                      97,052              751,829
            Commonwealth Bank of Australia                                                        91,033            2,211,119
            Computershare, Ltd.                                                                   43,658              180,523
            CSL, Ltd.                                                                             14,077              289,251
            CSR, Ltd.                                                                             55,115              109,577
            Davids Limited                                                                        40,676               95,044
        *   DB RREEF Trust                                                                        41,649               42,333

            DCA Group, Ltd.                                                                       31,921               82,888
            Flight Centre, Ltd.                                                                    6,023               88,254
            Foodland Associates, Ltd.                                                              8,315              123,624
            Foster's Group, Ltd.                                                                 154,407              644,649
            Futuris Corp., Ltd.                                                                   43,199               70,492
            General Property Trust                                                                75,385              212,503
            Gunns, Ltd.                                                                           19,636               63,791
        *   Hardman Resources NL                                                                  33,188               46,001
            Harvey Norman Holdings, Ltd.                                                         117,677              291,746
            Iluka Resources, Ltd.                                                                 15,365               69,447
            Insurance Australiz Group, Ltd.                                                      122,975              554,475
            James Hardies Industries NL                                                           30,184              135,464
            John Fairfax Holdings, Ltd.                                                           66,952              220,276
            Leighton Holdings, Ltd.                                                               27,547              233,226
            Lend Lease Corp., Ltd.                                                                31,264              293,926
            Lion Nathan, Ltd.                                                                     59,221              363,929
            Macquarie Bank, Ltd.                                                                  14,837              503,780
            Macquarie Infrastructure Group                                                        70,403              215,469
            Mayne Group, Ltd.                                                                     50,338              165,803
            Mirvac, Ltd.                                                                          48,721              178,017
            National Australia Bank, Ltd.                                                        111,633            2,427,068
            National Foods, Ltd.                                                                  17,881               79,073
            Newcrest Mining, Ltd.                                                                 21,650              290,343
      # *   News Corp., Ltd. Series A Non-Voting                                                 166,691            2,929,441
      # *   News Corp., Ltd. Series B Non-Voting                                                  94,644            1,705,873
            Onesteel, Ltd.                                                                        37,637               71,782
            Orica, Ltd.                                                                           17,929              271,126
            Origin Energy, Ltd.                                                                   46,773              254,342
        *   Oxiana, Ltd.                                                                          52,556               42,322
            Paperlinx, Ltd.                                                                       29,331              105,400
            Patrick Corp., Ltd.                                                                   43,910              212,941
            Perpetual Trustees Australia, Ltd.                                                     2,758              118,269
            Publishing and Broadcasting, Ltd.                                                    102,917            1,242,657
            QBE Insurance Group, Ltd.                                                             51,938              559,533
            Quantas Airways, Ltd.                                                                300,059              829,343
            Rinker Group, Ltd.                                                                    67,094              497,752
            Rio Tinto, Ltd.                                                                       35,766            1,085,002
            Rural Press, Ltd.                                                                      5,203               40,488
            Santos, Ltd.                                                                          38,543              264,022
        *   Scigen                                                                                11,443                  530
            Sigma Co., Ltd.                                                                        7,216               52,017
            Sims Group, Ltd.                                                                       4,645               64,077
            Sonic Healthcare, Ltd.                                                                20,706              179,131
        *   Sons of Gwalia, Ltd.                                                                   7,201                7,263
        *   Southcorp, Ltd.                                                                       49,137              138,537
            St. George Bank, Ltd.                                                                 36,194              676,745
            Stockland Trust Group                                                                 32,130              146,057
        *   Stockland Trust Group                                                                  1,139                5,161
            Suncorp-Metway, Ltd.                                                                  37,690              502,373
            Tab Queensland, Ltd.                                                                   8,003               69,627
            Tabcorp Holdings, Ltd.                                                                35,912              468,796
            Telstra Corp., Ltd.                                                                  938,916            3,582,619
            Ten Network Holdings, Ltd.                                                            28,370               93,273
            Toll Holdings, Ltd.                                                                   27,580              256,429

            Transurban Group                                                                      33,115              164,335
            Washington H. Soul Pattinson & Co., Ltd.                                              15,297              119,395
            Wesfarmers, Ltd.                                                                      26,721              787,987
            West Australian Newspapers Holdings, Ltd.                                             10,881               71,473
        *   Westfield Group Stapled                                                               37,972              464,033
            Westpac Banking Corp.                                                                129,564            1,855,796
            WMC Resources, Ltd.                                                                   77,964              432,230
            WMC, Ltd.                                                                             83,592              375,193
            Woodside Petroleum, Ltd.                                                              66,316            1,067,904
            Woolworths, Ltd.                                                                      72,922              845,423
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $28,774,410)                                                                                            43,535,744
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Australian Dollar                                                                                           7,111
                                                                                                           ------------------
   (Cost $7,110)
   TOTAL -- AUSTRALIA
     (Cost $28,781,520)                                                                                            43,542,855
                                                                                                           ------------------

   NETHERLANDS -- (4.5%)
   COMMON STOCKS -- (4.5%)
            ABN AMRO Holding NV                                                                  141,230            3,467,723
            Aegon NV                                                                             135,467            1,674,909
            AKZO Nobel NV                                                                         23,694              979,752
            Buhrmann NV                                                                            6,020               53,780
            DSM NV                                                                                 9,841              592,748
            Elsevier NV                                                                           61,185              819,835
        *   Getronics NV                                                                          27,590               58,276
        *   Hagemeyer NV                                                                          21,897               44,556
            Heineken Holding NV Series A                                                          38,238            1,098,557
            Heineken NV                                                                           73,316            2,319,932
            Hunter Douglas NV                                                                      4,740              238,937
            IHC Caland NV                                                                          2,636              161,209
            ING Groep NV                                                                         200,241            5,496,054
        *   Koninklijke Ahold NV                                                                 145,070            1,066,003
            Koninklijke KPN NV                                                                   236,971            2,055,891
            Koninklijke Nedlloyd NV                                                                3,487              176,939
            Koninklijke Philips Electronics NV                                                   103,969            2,679,376
        *   Norit NV                                                                              36,752              561,845
        *   Nutricia (Verenigde Bedrijven) NV                                                     13,862              493,704
            Oce NV                                                                                 4,991               74,612
            Randstad Holdings NV                                                                  18,661              717,312
            Royal Dutch Petroleum Co., Den Haag                                                  164,596            9,420,112
            TNT Post Groep NV                                                                     55,843            1,464,227
            Unilever NV                                                                           45,154            2,840,075
            Vedior NV                                                                             15,338              257,545
            VNU NV                                                                                20,878              629,916
            Wolters Kluwer NV                                                                     24,566              471,201
                                                                                                           ------------------
   TOTAL -- NETHERLANDS
     (Cost $38,150,496)                                                                                            39,915,026
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   ITALY -- (3.7%)
   COMMON STOCKS -- (3.7%)
            Acea SpA                                                                               4,000               40,850
            AEM SpA                                                                               80,507              176,067
        *   Alitalia Linee Aeree Italiane SpA Series A                                            50,000               17,156
            Alleanza Assicurazioni SpA                                                            43,804              540,175
            Assicurazioni Generali SpA, Trieste                                                   58,514            1,803,191
        *   Autogrill SpA, Novara                                                                 11,752              183,476
        *   Autostade SpA                                                                         34,491              840,703
        *   Banca Antoniana Popolare Veneta SpA                                                   10,835              259,153
            Banca Fideuram SpA                                                                    55,773              275,113
            Banca Monte Dei Paschi di Siena SpA                                                  144,464              472,212
        *   Banca Nazionale del Lavoro SpA                                                       137,108              335,442
            Banca Popolare di Lodi Scarl                                                           9,804              109,448
            Banca Popolare di Milano                                                              14,520              118,145
        *   Banco Popolare Bergamo SpA                                                            10,779              212,361
            Banco Popolare di Verona e Novara SpA                                                 16,000              305,979
            Benetton Group SpA                                                                     6,950               83,563
            Bulgari SpA                                                                           13,000              148,680
            Buzzi Unicem SpA                                                                       1,230               17,243
            Capitalia SpA                                                                        100,360              393,726
            Cassa di Risparmio di Firenze SpA                                                     21,455               46,631
            CIR SpA (Cie Industriale Riunite), Torino                                             11,019               27,634
            Compagnia Assicuratrice Unipol SpA                                                    19,148               84,745
            Credito Emiliano SpA                                                                   8,048               71,155
            Credito Italiano                                                                     327,819            1,808,423
            Davide Campari - Milano SpA                                                              450               27,261
      # *   E.Biscom SpA                                                                           1,997              120,309
      # *   Edison SpA                                                                           314,055              645,002
            Eni SpA                                                                              198,578            4,884,948
        #   Ente Nazionale per L'Energia Elettrica SpA                                           452,621            4,039,039
      # *   Fiat SpA                                                                              39,286              290,987
        *   Finecogroup SpA                                                                       14,490              107,805
            Finmeccanica SpA                                                                     385,000              329,489
        #   Gruppo Editoriale L'espresso SpA                                                      16,000               88,835
        *   Hera SpA                                                                              22,062               60,711
            Intesabci SpA                                                                        336,230            1,487,705
            Italcementi SpA                                                                        6,680              101,025
        *   Lottomatica SpA                                                                          825               25,887
            Luxottica Group SpA                                                                   35,496              691,482
            Mediaset SpA                                                                          69,650              842,876
        #   Mediobanca SpA                                                                        34,000              492,230
            Mediolanum SpA                                                                        37,338              258,985
            Mondadori (Arnoldo) Editore SpA                                                       10,500              112,684
            Pirelli & Co. SpA                                                                     93,332              118,766
            RAS SpA (Riunione Adriatica di Sicurta)                                               43,666              945,925
            SAI SpA (Sta Assicuratrice Industriale), Torino                                        3,906               95,013
            Saipem SpA                                                                            19,566              232,039
            San Paolo-IMI SpA                                                                     73,708            1,011,720
            Seat Pagine Gialle SpA                                                               317,888              128,768
        *   Seat Pagine Gialle SpA, Torino                                                         3,591                1,369

            SNAM Rete Gas SpA                                                                    118,692              636,254
        *   SNIA SpA                                                                               9,248                3,128
            Societe Cattolica di Assicurazoni Scarl SpA                                            1,523               67,055
        *   Sorin SpA                                                                             13,872               41,583
            Telecom Italia Mobile SpA                                                            571,039            3,787,601
            Telecom Italia SpA                                                                   701,433            2,689,836
      # *   Tiscali SpA                                                                           13,000               52,659
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,329,229)                                                                                            32,790,247
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.0%)
        *   Fiat SpA                                                                               3,000               14,931
                                                                                                           ------------------
   (Cost $43,047)

   RIGHTS/WARRANTS -- (0.0%)
        *   Banca Nazionale del Lavoro SpA Rights 12/13/04                                             2                    0
        *   Fiat SpA Warrants 01/31/07                                                             1,677                  267
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            267
                                                                                                           ------------------

   TOTAL -- ITALY
     (Cost $26,372,276)                                                                                            32,805,445
                                                                                                           ------------------

   SPAIN -- (3.1%)
   COMMON STOCKS -- (3.1%)
            Acciona SA                                                                             4,613              361,956
            Acerinox SA                                                                           14,000              205,479
            Actividades de Construccion y Servicios SA                                            22,866              480,705
        *   Antena 3 Television                                                                    1,604              105,552
            Autopistas Concesionaria Espanola SA                                                  39,788              826,064
            Banco Bilbao Vizcaya SA                                                              182,100            2,989,787
            Banco de Andalucia                                                                       655               61,439
            Banco de Sabadell SA                                                                  13,811              310,080
            Banco de Valencia SA                                                                   4,264              114,190
        #   Banco Pastor SA                                                                        1,281               41,817
            Banco Popular Espanol SA, Madrid                                                      14,722              929,280
        #   Banco Santander Central Hispanoamerica SA                                            271,784            3,260,357
        #   Bankinter SA                                                                           3,867              195,423
            Cementos Portland SA                                                                   1,338               74,838
            Cia Espanola de Petroleous SA                                                         11,771              474,305
            Compania de Distribucion Integral Logista SA                                           1,457               67,637
            Coporacion Financiera Reunida SA                                                       6,070               75,959
        #   Corporacion Mapfre Compania Internacional de Reaseguros SA                            12,760              179,136
            Ebro Puleva SA                                                                         5,728               73,749
            Enagas SA                                                                             11,325              155,417
            Endesa SA, Madrid                                                                     60,300            1,299,077
            Fomento de Construcciones y Contratas SA                                              10,323              422,844
            Gamesa Corporacion Tecnologica SA                                                      9,072              119,773
            Gas Natural SA, Buenos Aires                                                          38,147            1,091,979
            Grupo Ferrovial SA                                                                    10,223              493,626
            Iberdrola SA                                                                          51,300            1,207,943

            Iberia Lineas Aereas de Espana SA                                                     57,296              186,824
            Indra Sistemas SA                                                                      7,600              119,400
            Industria de Diseno Textil SA                                                         54,030            1,581,089
            Metrovacesa SA                                                                         3,794              180,734
            Promotora de Informaciones SA                                                         15,383              316,607
            Red Electrica de Espana SA                                                             6,151              119,190
            Repsol SA                                                                             75,700            1,844,536
            Sociedad General de Aguas de Barcelona SA                                              6,253              117,046
      # *   Sogecable SA                                                                           6,528              277,344
            Sol Melia SA                                                                           8,400               78,787
            Tabacalera SA                                                                         15,900              649,349
            Tele Pizza SA                                                                          7,000               13,786
            Telefonica de Espana SA                                                              282,457            4,958,032
            Telefonica Publicidad e Informacion SA                                                23,179              189,323
            Union Fenosa SA                                                                       19,200              494,672
            Vallehermoso SA                                                                       18,082              276,754
        #   Zardoya Otis SA                                                                       12,720              319,969
            Zeltia SA                                                                             10,500               76,809
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $18,449,606)                                                                                            27,418,663
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                              6,253                1,163
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $18,449,606)                                                                                            27,419,826
                                                                                                           ------------------

   SWEDEN -- (2.3%)
   COMMON STOCKS -- (2.3%)
      # *   Ainax AB                                                                               1,922               76,260
            Alfa Laval AB                                                                          7,600              119,338
            Assa Abloy AB Series B                                                                22,300              346,414
            Atlas Copco AB Series A                                                                9,300              409,381
            Atlas Copco AB Series B                                                                3,600              146,167
            Axfood AB                                                                              3,550              112,988
            Billerud AB                                                                            3,200               53,583
            Castellum AB                                                                           2,200               76,424
            Electrolux AB Series B                                                                18,500              407,070
            Eniro AB                                                                               8,200               80,418
            Gambro AB Series A                                                                    17,800              230,682
            Gambro AB Series B                                                                     5,200               65,278
            Getinge AB                                                                            11,600              144,037
            Hennes & Mauritz AB Series B                                                          63,450            2,034,350
            Hoganas AB Series B                                                                    1,300               33,660
            Holmen AB Series B                                                                     5,100              178,120
        *   Lundin Petroleum AB                                                                   14,500               98,246
        *   Modern Times Group AB Series B                                                         1,800               45,741
        #   Netcom AB Series B                                                                     9,250              363,510
            Nordic Baltic Holdings AB                                                            223,048            2,189,496
        *   OMHEX AB                                                                               6,500               82,107
            Sandvik AB                                                                            17,400              703,858

        #   Scania AB                                                                              4,000              157,970
            Scania AB Series B                                                                     5,400              212,960
            Securitas AB Series B                                                                 22,300              353,317
            Skandia Insurance AB                                                                  63,500              263,176
            Skandinaviska Enskilda Banken Series A                                                56,300            1,071,570
            Skanska AB Series B                                                                   22,500              264,525
            SSAB Swedish Steel Series A                                                            3,500               84,430
            SSAB Swedish Steel Series B                                                            1,400               33,167
            Svenska Cellulosa AB Series B                                                         13,300              554,257
            Svenska Handelsbanken Series A                                                        47,200            1,151,992
            Svenska Kullagerfabriken AB Series A                                                   2,300               98,006
            Svenska Kullagerfabriken AB Series B                                                   5,200              221,005
            Swedish Match AB (Frueher Svenska Taendsticks AB)                                     20,400              230,753
            Tele2 AB Series A                                                                        800               31,269
        *   Telefon AB L.M. Ericsson Series B                                                    993,800            3,305,547
            Telia AB                                                                             485,400            2,957,711
            Tietoenator Corp. AB                                                                   3,400              104,752
            Trelleborg AB Series B                                                                 4,200               69,538
            Volvo AB Series A                                                                     10,100              397,646
            Volvo AB Series B                                                                     22,800              929,285
            Whilborg Fastigheter AB Class B                                                        4,935               98,065
            WM-Data AB Series B                                                                    8,500               19,347
                                                                                                           ------------------
   TOTAL -- SWEDEN
     (Cost $15,116,606)                                                                                            20,607,416
                                                                                                           ------------------

   HONG KONG -- (1.7%)
   COMMON STOCKS -- (1.7%)
            ASM Pacific Technology, Ltd.                                                          12,000               42,788
            Bank of East Asia, Ltd.                                                               65,749              206,373
            Cathay Pacific Airways, Ltd.                                                         207,000              366,121
            Cheung Kong Holdings, Ltd.                                                           110,600            1,063,470
            Cheung Kong Infrastructure Holdings, Ltd.                                            109,000              312,758
            China Merchants Holdings (International) Co., Ltd.                                    74,000              117,609
            China Unicom, Ltd.                                                                   508,000              391,052
            CLP Holdings, Ltd.                                                                   110,400              634,041
            CNOOC, Ltd.                                                                        1,693,500              961,481
            Dah Sing Banking Group, Ltd.                                                             720                1,500
            Dah Sing Financial Holdings, Ltd.                                                      3,659               28,596
            Esprit Holdings, Ltd.                                                                 54,541              299,505
            Giordano International, Ltd.                                                          40,000               25,155
            Hang Lung Development Co., Ltd.                                                       42,000               78,748
            Hang Lung Properties, Ltd.                                                           113,500              177,013
            Hang Seng Bank, Ltd.                                                                 121,100            1,679,731
            Henderson Investment, Ltd.                                                           119,000              176,978
            Henderson Land Development Co., Ltd.                                                 105,000              545,157
            Hong Kong and China Gas Co., Ltd.                                                    230,000              473,342
            Hong Kong Electric Holdings, Ltd.                                                     99,707              446,753
            Hong Kong Exchanges & Clearing, Ltd.                                                  48,000              120,736
            Hopewell Holdings, Ltd.                                                               38,000               98,507
            Hutchison Whampoa, Ltd.                                                              241,500            2,151,542
            Hysan Development Co., Ltd.                                                           42,462               86,174

            I-Cable Communications, Ltd.                                                           9,854                3,893
            Johnson Electric Holdings, Ltd.                                                      168,000              162,844
            Kerry Properties, Ltd.                                                                18,255               39,093
            Kingboard Chemical Holdings, Ltd.                                                     12,000               26,118
            Kowloon Motor Bus Holdings, Ltd.                                                       7,200               35,349
            Legend Group, Ltd.                                                                   248,000               85,795
            Li & Fung, Ltd.                                                                      126,000              210,564
            MTR Corp., Ltd.                                                                      154,985              246,735
            New World Development Co., Ltd.                                                      128,860              144,586
            NWS Holdings Ltd.                                                                     27,000               39,503
            PCCW, Ltd.                                                                           235,265              145,066
            SCMP Group, Ltd.                                                                      39,198               16,348
        #   Shangri-La Asia, Ltd.                                                                100,913              129,065
            Sino Land Co., Ltd.                                                                  180,644              172,745
            Smartone Telecommunications Holdings, Ltd.                                            23,000               23,927
            Sung Hungkai Properties, Ltd.                                                        129,706            1,284,068
            Swire Pacific, Ltd. Series A                                                          42,500              340,679
            Techtronic Industries Co., Ltd.                                                       56,000              112,029
            Television Broadcasts, Ltd.                                                           20,000               94,080
            Texwinca Holdings, Ltd.                                                               60,000               55,843
            Wharf Holdings, Ltd.                                                                 128,542              457,140
            Wheelock and Co., Ltd.                                                                70,000              115,625
            Wing Hang Bank, Ltd.                                                                   8,500               60,325
        #   Yue Yuen Industrial (Holdings), Ltd.                                                  69,000              178,799
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $13,216,529)                                                                                            14,665,349
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                           9,402
                                                                                                           ------------------
   (Cost $9,405)
   TOTAL -- HONG KONG
     (Cost $13,225,934)                                                                                            14,674,751
                                                                                                           ------------------

   FINLAND -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Amer-Yhtymae Oyj Series A                                                              1,500               79,568
        *   Elisa Communications Corp.                                                            10,063              167,104
            Fortum Oyj                                                                            98,888            1,713,455
            KCI Konecranes International Oyj                                                         700               32,423
        *   Kemira GrowHow Oyj                                                                     1,275                9,320
            Kemira Oyj                                                                             6,000               83,048
            Kesko Oyj                                                                              6,400              148,839
            Kone Corp.                                                                             5,140              379,204
            Metso Oyj                                                                             10,444              167,236
            M-real Oyj Series B                                                                    9,000               58,663
            Nokia Oyj                                                                            342,121            5,537,787
            Nokian Renkaat Oyj                                                                       500               71,882
            Orion-Yhtyma Oyj Series A                                                              2,600               41,096
            Orion-Yhtyma Oyj Series B                                                              4,000               63,512
            Outokumpu Oyj Series A                                                                15,900              295,708
        #   Pohjola Group P.L.C. Series D                                                          9,600              106,669

            Rautaruukki Oyj Series K                                                               8,700              104,976
            Sampo Insurance Co., Ltd.                                                             58,700              757,640
            Sanoma-Wsoy Oyj Series A                                                               1,391               31,137
            Sanoma-Wsoy Oyj Series B                                                              13,063              292,947
            Stora Enso Oyj Series R                                                               67,900            1,082,619
            Tietoenator Corp.                                                                      4,300              132,928
            Upm-Kymmene Oyj                                                                       45,800            1,033,004
            Uponor Oyj Series A                                                                    4,600               84,169
            Wartsila Corp. Oyj Series B                                                            2,900              100,662
                                                                                                           ------------------
   TOTAL -- FINLAND
     (Cost $10,180,827)                                                                                            12,575,596
                                                                                                           ------------------

   BELGIUM -- (1.1%)
   COMMON STOCKS -- (1.1%)
            AGFA-Gevaert NV, Mortsel                                                               7,300              233,592
            Algemene Mij Voor Nijverheidskredit Almanij                                            9,452              848,176
            Barco (New) NV                                                                           400               36,858
            Bekaert SA                                                                               700               54,764
            Cie Martime Belge SA                                                                     300               86,933
            Cofinimmo SA                                                                             200               32,026
            Colruyt SA Halle                                                                       1,700              270,391
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                  3,600              278,565
            Dexia SA                                                                              55,596            1,186,154
            D'Ieteren SA                                                                             290               54,885
            Electrabel SA                                                                          2,998            1,210,508
            Exmar NV                                                                                 300               17,436
            Fortis AG                                                                             53,679            1,420,566
            Groupe Bruxelles Lambert                                                               2,500              195,343
            Interbrew SA                                                                          29,842            1,097,263
            KBC Bancassurance Holding SA                                                          15,700            1,169,749
        *   Mobistar SA                                                                            2,500              209,595
            Omega Pharma SA                                                                          500               25,594
            Solvay SA                                                                              4,400              486,423
            UCB SA                                                                                 7,600              392,945
            Union Miniere SA                                                                       1,155              104,582
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $6,793,631)                                                                                              9,412,348
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Colruyt SA Halle Rights 03/31/05                                                       1,700                2,756
        *   Umicore-Strip VVPR Rights                                                                 55                    7
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                          2,763
                                                                                                           ------------------

   TOTAL -- BELGIUM
     (Cost $6,793,631)                                                                                              9,415,111
                                                                                                           ------------------

   IRELAND -- (0.8%)
   COMMON STOCKS -- (0.8%)
            Allied Irish Banks P.L.C.                                                             73,614            1,428,849
            Anglo Irish Bank Corp. P.L.C.                                                         28,419              643,932
            Bank of Ireland P.L.C.                                                                80,793            1,231,705
            CRH P.L.C.                                                                            44,403            1,119,829
            DCC P.L.C.                                                                             6,914              144,866
        *   Elan Corp. P.L.C.                                                                     32,549              848,003
            Fyffes P.L.C.                                                                         17,987               49,739
            Grafton Group P.L.C.                                                                  15,596              158,153
            Greencore Group P.L.C.                                                                13,520               52,109
            IAWS Group P.L.C.                                                                     11,551              169,598
            Independent News & Media P.L.C.                                                       77,963              231,128
            Irish Permanent P.L.C.                                                                21,828              377,413
            Kerry Group P.L.C.                                                                    20,355              467,741
        *   Ryanair Holdings P.L.C.                                                               32,702              221,206
        *   Waterford Wedgwood P.L.C.                                                             57,541                6,045
                                                                                                           ------------------
   TOTAL -- IRELAND
     (Cost $5,210,713)                                                                                              7,150,316
                                                                                                           ------------------

   DENMARK -- (0.8%)
   COMMON STOCKS -- (0.8%)
            Bang & Olufsen Holding A.S. Series B                                                     290               18,381
            Carlsberg A.S. Series B                                                                3,475              162,142
            Codan A.S.                                                                               500               25,611
            Coloplast A.S. Series B                                                                  970              104,784
            Dampskibsselskabet Svendborg A.S.                                                        308            2,521,873
            Danisco A.S.                                                                           2,450              149,440
            Danske Bank A.S.                                                                      39,356            1,176,676
            DSV, De Sammensluttede Vognmaend A.S.                                                    880               57,083
            East Asiatic Co., Ltd.                                                                   900               45,945
        *   Falck A.S.                                                                             3,480               37,197
        *   FLS Industries                                                                           890               14,321
            GN Great Nordic A.S.                                                                   9,620               99,419
        *   Group 4 Securicor A.S.                                                                28,536               68,916
            H. Lundbeck A.S.                                                                      16,602              312,334
            ISS A.S.                                                                               1,763               97,944
        *   Jyske Bank A.S.                                                                        2,660               95,545
            Koebenhavns Lufthavne                                                                    280               51,391
            NKT Holding A.S.                                                                       1,100               28,777
            Novo-Nordisk A.S. Series B                                                            14,150              750,214
            Novozymes A.S. Series B                                                                2,830              133,888
            Sydbank A.S.                                                                             240               45,569
            Tele Danmark A.S.                                                                     12,110              496,480
        *   TK Development                                                                           614                1,597
        *   Topdanmark A.S.                                                                        1,300               98,178
        *   Vestas Wind Systems A.S.                                                               5,866               67,970
        *   William Demant Holding                                                                 3,260              144,879
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,921,288)                                                                                              6,806,554
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                1,502
                                                                                                           ------------------
   (Cost $1,501)
   TOTAL -- DENMARK
     (Cost $4,922,789)                                                                                              6,808,056
                                                                                                           ------------------

   SINGAPORE -- (0.7%)
   COMMON STOCKS -- (0.7%)
            Allgreen Properties, Ltd.                                                             41,000               26,021
        *   Capitacommercial Trust                                                                23,100               17,501
            Capitaland, Ltd.                                                                     115,500              145,774
        *   Chartered Semiconductor Manufacturing, Ltd.                                          112,000               69,662
            City Developments, Ltd.                                                               32,000              136,253
            Comfortdelgro Corp., Ltd.                                                             81,000               70,685
            Creative Technology Co., Ltd.                                                          3,000               37,488
            Cycle & Carriage, Ltd.                                                                 6,097               36,801
            DBS Group Holdings, Ltd.                                                              78,000              751,827
            Fraser & Neave, Ltd.                                                                  11,100               98,820
            Great Eastern Holdings, Ltd.                                                          21,000              153,989
            Haw Par Brothers International, Ltd.                                                   2,248                6,722
            Keppel Corp., Ltd.                                                                    37,000              181,565
            Keppel Land, Ltd.                                                                     22,000               27,786
            MobileOne, Ltd.                                                                       23,000               25,265
            Neptune Orient Lines, Ltd.                                                            47,000               84,538
            Overseas Chinese Banking Corp., Ltd.                                                  63,300              517,645
            Overseas Union Enterprise, Ltd.                                                        6,000               27,294
            Parkway Holdings, Ltd.                                                                20,000               17,093
            Sembcorp Industries, Ltd.                                                             78,000               69,055
            Sembcorp Logistics, Ltd.                                                              39,000               53,331
            Sembcorp Marine, Ltd.                                                                 55,000               38,190
            Singapore Airlines, Ltd.                                                              85,000              564,950
            Singapore Land, Ltd.                                                                  11,000               30,064
            Singapore Press Holdings, Ltd.                                                        68,000              195,860
            Singapore Technologies Engineering, Ltd.                                             174,000              225,078
            Singapore Telecommunications, Ltd.                                                 1,367,000            1,977,235
            Smrt Corporation, Ltd.                                                                59,000               29,910
        *   St Assembly test Services, Ltd.                                                       38,000               21,434
            United Overseas Bank, Ltd.                                                            81,000              672,400
            United Overseas Land, Ltd.                                                            22,000               31,194
            Venture Manufacturing (Singapore), Ltd.                                               10,000               96,220
            Wing Tai Holdings, Ltd.                                                               22,166               13,518
                                                                                                           ------------------
   TOTAL COMMON STOCKS
           (Cost $6,748,222)                                                                                        6,451,168
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   City Developments, Ltd. Warrants 05/10/06                                              3,200                8,798
                                                                                                           ------------------
   (Cost $0)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                           5,261
                                                                                                           ------------------
   (Cost $5,211)

   TOTAL -- SINGAPORE
     (Cost $6,753,433)                                                                                              6,465,227
                                                                                                           ------------------

   NORWAY -- (0.6%)
   COMMON STOCKS -- (0.6%)
        *   Aker Kvaerner OGEP ASA                                                                   467               11,941
        *   Aker Yards AS                                                                            288                5,929
            Den Norske Bank ASA Series A                                                          51,800              488,868
        *   Merkantildata ASA                                                                      6,800                2,773
            Nera ASA                                                                               6,300               16,793
            Norsk Hydro ASA                                                                       16,900            1,384,945
            Norske Skogindustrier ASA Series A                                                     5,000              106,373
        *   Opticom ASA                                                                              600                5,068
            Orkla ASA Series A                                                                    11,471              353,481
            Schibsted ASA                                                                          2,700               75,071
            Smedvig ASA Series A                                                                   3,800               57,275
            Statoil Den Norske Stats Oljeselskap ASA                                              81,601            1,288,663
            Storebrand ASA                                                                        14,500              129,114
            Tandberg ASA Series A                                                                  5,600               63,497
            Telenor ASA                                                                           76,741              677,950
            Tomra Systems ASA                                                                      9,200               49,516
        *   Yara International ASA                                                                16,900              217,437
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $3,091,562)                                                                                              4,934,694
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ementor ASA Rights 12/01/04                                                            6,800                  700
                                                                                                           ------------------
   (Cost $14,311)
   TOTAL -- NORWAY
     (Cost $3,105,873)                                                                                              4,935,394
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Alpha Credit Bank                                                                     10,164              319,325
            Athens Water Supply & Sewage Co. S.A.                                                  4,100               28,271
            Attica Enterprises S.A. Holdings                                                       3,130               12,149
            Bank of Piraeus S.A.                                                                   6,510              102,281
            Commercial Bank of Greece                                                              3,700              112,817
            Cosmote Mobile Telecommunications S.A.                                                19,300              349,419
            EFG Eurobank Ergasias S.A.                                                            17,470              509,086
            Hellenic Bottling Co. S.A.                                                            15,530              382,972
            Hellenic Duty Free Shops S.A.                                                          2,000               35,152
            Hellenic Petroleum S.A.                                                               13,100              137,198
            Hellenic Technodomiki S.A.                                                             4,680               20,785
            Hellenic Tellecommunication Organization Co. S.A.                                     32,460              533,649
            Intracom S.A.                                                                          3,310               17,411
        *   Mailis (M.J.) S.A.                                                                     2,800               12,970
            National Bank of Greece                                                               17,270              533,124
            Public Power Corp. of Greece                                                          14,860              404,839

            Titan Cement Co.                                                                       2,280               63,304
            Viohalco S.A.                                                                          2,800               24,425
                                                                                                           ------------------
   TOTAL -- GREECE
     (Cost $2,550,657)                                                                                              3,599,177
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                         181,382              453,634
            Banco Espirito Santo e Comercial de Lisboa                                            19,360              342,562
            BPI SGPS SA                                                                           44,098              179,557
        #   Brisa Auto Estradas de Portugal SA                                                    27,775              243,944
            Cimpor Cimentos de Portugal SA                                                        34,848              193,350
        #   Electricidade de Portugal SA                                                         153,781              455,852
        *   Energias de Portugal SA                                                               33,825              100,249
        *   Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
              Administracao e Participacoes Financeiros SA)                                        7,355               93,575
            Portugal Telecom SA                                                                   62,730              742,544
            PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                        6,410              152,569
            Sonae SGPS SA                                                                        108,923              143,334
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $2,838,442)                                                                                              3,101,170
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Energias de Portugal SA Rights 11/25/04                                                   31                    4
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- PORTUGAL
     (Cost $2,838,442)                                                                                              3,101,174
                                                                                                           ------------------

   AUSTRIA -- (0.3%)
   COMMON STOCKS -- (0.3%)
        *   Bank Austria Creditanstalt AG                                                          1,216              103,539
            Bohler Uddeholm AG                                                                       480               56,891
            BWT AG                                                                                   880               30,473
            Erste Bank der Oesterreichischen Sparkassen AG                                        10,924              556,036
            EVN AG                                                                                   674               39,064
            Flughafen Wien AG                                                                        579               41,581
        *   Immofinanz Immobilien Anlagen AG                                                       8,273               76,215
            Mayr-Melnhof Karton AG                                                                   472               75,500
            Oesterreichische Elektrizitaetswirtschafts AG                                            810              164,463
            OMV AG                                                                                 1,728              456,458
        *   RHI AG, Wien                                                                             778               20,896
            Telekom Austria AG                                                                    20,547              350,265
        *   VA Technologie AG                                                                        805               62,764
            Voestalpine AG                                                                         1,479              105,798
            Wienerberger AG                                                                        4,007              178,254
                                                                                                           ------------------
   TOTAL -- AUSTRIA
     (Cost $1,249,277)                                                                                              2,318,197
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  18,875              105,006
            Carter Holt Harvey, Ltd.                                                             124,305              197,579
            Contact Energy, Ltd.                                                                  47,343              213,742
            Fisher & Paykel Apppliances Holdings, Ltd.                                            14,080               43,141
            Fisher & Paykel Healthcare Corp.                                                      31,395               64,899
            Fletcher Building, Ltd.                                                               28,975              127,851
            Independent Newspapers, Ltd. (Auckland)                                               21,417               82,088
            Sky City Entertainment Group, Ltd.                                                    28,614              101,690
        *   Sky Network Television, Ltd.                                                          17,139               71,192
            Telecom Corporation of New Zealand, Ltd.                                             138,616              600,851
        *   Tower, Ltd.                                                                           25,408               38,898
            Warehouse Group, Ltd.                                                                 14,200               37,117
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $968,862)                                                                                                1,684,054
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                          6,410
                                                                                                           ------------------
   (Cost $6,119)
   TOTAL -- NEW ZEALAND
     (Cost $974,981)                                                                                                1,690,464
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.0%)
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Euro Currency                                                                                             426,220
                                                                                                           ------------------
   (Cost $415,564)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (5.0%)
            Repurchase Agreement, Deutsche Bank Securitites 1.95%, 12/01/04
              (Collateralized by $41,528,148 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $40,741,605) to be repurchased at $40,743,811 (Cost
              $40,741,604) ^                                                                     40,742           40,741,604

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $3,451,000 FNMA Notes 2.95%, 11/14/07, valued at
              $3,455,842) to be repurchased at $3,408,178 (Cost 3,408,000)                        3,408            3,408,000
                                                                                                           ------------------
      TOTAL TEMPORARY CASH INVESTMENTS
        (Cost $44,149,604)                                                                                         44,149,604
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $769,097,451)                                                                                     $      884,178,435
                                                                                                           ------------------

   ----------
   +    Securities have been fair valued. See Note B to Financial Statements.
   #    Total or Partial Securities on Loan.
   *    Non-Income Producing Securities.
   ^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The Japanese Small Company Series
  of The DFA Investment Trust Company (30.3%)
  (Cost $424,182,096)                                                           $    503,017,711
Investment in The Pacific Rim Small Company Series
  of The DFA Investment Trust Company (14.4%)
  (Cost $192,894,178)                                                                238,927,047
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company (20.3%)
  (Cost $253,045,900)                                                                337,127,513
Investment in The Continental Small Company Series
  of The DFA Investment Trust Company (34.9%)
  (Cost $351,028,439)                                                                578,465,526
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
  (Collateralized by $2,135,000 FNMA Notes 2.95%, 11/14/07, valued at
  $2,137,995 to be repurchased at $2,108,110) (Cost $2,108,000)                        2,108,000
                                                                                ----------------
    Total Investments (100%) (Cost $1,223,258,613)                              $  1,659,645,797
                                                                                ================

                        JAPANESE SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company                                              $     65,894,247
                                                                                ----------------
    Total Investments (100%) (Cost $181,529,065)                                $     65,894,247
                                                                                ================

                       PACIFIC RIM SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The Pacific Rim Small Company Series of
  The DFA Investment Trust Company                                              $     26,732,424
                                                                                ----------------
    Total Investments (100%) (Cost $52,909,893)                                 $     26,732,424
                                                                                ================

-----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company                                              $     15,812,545
                                                                                ----------------
    Total Investments (100%) (Cost $9,165,619)                                  $     15,812,545
                                                                                ================

                       CONTINENTAL SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company                                              $     33,842,764
                                                                                ----------------
    Total Investments (100%) (Cost $19,158,748)                                 $     33,842,764
                                                                                ================

-----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (23.6%)
   COMMON STOCKS -- (23.2%)
      * #   A&A Material Corp.                                                                   168,000   $          233,193
        *   ABILIT Corp.                                                                          68,300              596,443
            Achilles Corp.                                                                       422,000              707,831
            Agro-Kanesho Co., Ltd.                                                                 7,000               47,034
            Aichi Bank, Ltd.                                                                      51,400            4,001,105
        *   Aichi Machine Industry Co., Ltd.                                                     473,000            1,614,347
            Aida Engineering, Ltd.                                                               209,000              865,813
        #   Aigan Co., Ltd.                                                                       75,200              652,742
            Airport Facilities Co., Ltd.                                                         178,000              931,654
        *   Akai Electric Co., Ltd.                                                              490,000                4,767
            Akita Bank, Ltd.                                                                     844,000            3,308,954
        #   Aloka Co., Ltd.                                                                      138,000              894,714
            Alpha Systems, Inc.                                                                   16,000              277,048
            Altech Co., Ltd.                                                                      37,200              166,254
            Amada Co., Ltd.                                                                      178,079              896,428
            Ando Corp.                                                                           304,000              758,044
            Anest Iwata Corp.                                                                     63,000              171,656
            Anritsu Corp.                                                                        113,000              825,613
            AOI Advertising Promotion, Inc.                                                       11,500               85,331
            AOI Electronics Co., Ltd.                                                             10,600              155,405
            Aoki International Co., Ltd.                                                         143,900            1,813,549
        *   Apic Yamada Corp.                                                                     49,000              176,881
            Arakawa Chemical Industries, Ltd.                                                     63,700              842,978
        #   Araya Industrial Co., Ltd.                                                           254,000              582,041
        *   Argo 21 Corp.                                                                         43,200              305,758
            Aronkasei Co., Ltd.                                                                  143,000              672,879
            Asahi Kogyosha Co., Ltd.                                                             137,000              449,811
            Asahi Organic Chemicals Industry Co., Ltd.                                           474,000            1,446,290
        *   Asahi Tec Corp.                                                                      182,000              390,679
            Asanuma Corp.                                                                        312,000              596,604
            Ashimori Industry Co., Ltd.                                                          235,000              574,294
            Asia Air Survey Co., Ltd.                                                             59,000              136,317
        #   Asia Securities Printing Co., Ltd.                                                    43,000              371,027
            Asics Corp.                                                                          274,000              876,568
            Asti Corp.                                                                            16,000              134,610
            Atsugi Co., Ltd.                                                                   1,152,000            1,450,065
            Autobacs Seven Co., Ltd.                                                              80,400            2,346,640
        *   Azel Corp., Tokyo                                                                    448,000              527,147
            Bank of Iwate, Ltd.                                                                   50,000            2,316,859
            Bank of Okinawa, Ltd.                                                                102,800            2,510,017
            Bank of Saga, Ltd.                                                                   418,000            1,512,310
        #   Best Denki Co., Ltd.                                                                 602,000            2,446,724
            Biken Techno Corp.                                                                    21,600              153,963
            Bull Dog Sauce Co., Ltd.                                                              12,000              140,340

            Bunka Shutter Co., Ltd.                                                              129,000              601,028
            Cabin Co., Ltd.                                                                      202,000              661,858
        *   Catena Corp.                                                                          12,000               27,907
            Central Finance Co., Ltd.                                                            350,000            1,216,445
            Chiyoda Co., Ltd.                                                                     83,000            1,237,536
            Chodai Co. Ltd.                                                                       12,000               40,837
            Chofu Seisakusho Co., Ltd.                                                            95,200            1,729,292
            Chudenko Corp.                                                                       179,460            2,596,695
        #   Chuetsu Pulp and Paper Co., Ltd.                                                     608,000            1,529,164
        *   Chugai Mining Co., Ltd.                                                              848,100              519,553
            Chuo Gyorui Co., Ltd.                                                                184,000              345,001
            Chuo Spring Co., Ltd., Nagoya                                                        279,000            1,121,818
            Chuo Woollen Mills, Ltd.                                                              30,000              108,336
            Cleanup Corp.                                                                         80,200              728,798
            Coca-Cola Central Japan Co., Ltd.                                                        369            2,798,877
            Comsys Holdings Corp.                                                                187,000            1,606,578
            Corona Corp.                                                                         131,600            2,108,015
            Credia Co., Ltd.                                                                      25,700              500,293
            Cresco, Ltd.                                                                          29,700              311,282
            CTI Engineering Co., Ltd.                                                             48,100              314,744
            Daibiru Corp.                                                                         13,000               88,894
        #   Dai-Dan Co., Ltd.                                                                    187,000            1,153,195
            Daido Kogyo Co., Ltd.                                                                 71,000              147,808
            Daido Steel Co., Ltd.                                                              1,150,000            3,146,377
        #   Daidoh, Ltd.                                                                          91,000              936,665
        #   Daihen Corp.                                                                         264,000              519,088
            Daiho Corp.                                                                          264,000              563,798
            Dai-Ichi Jitsugyo Co., Ltd.                                                           70,000              202,438
        #   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                     120,000              360,847
            Daiko Clearing Services Corp.                                                         57,000              399,307
            Daiko Denshi Tsushin, Ltd.                                                            14,000               31,987
        *   Daikyo, Inc.                                                                         391,000              633,597
            Daimei Telecom Engineering Corp.                                                     123,000              861,413
            Dainichi Co., Ltd.                                                                    80,000              464,368
            Daisyo Corp.                                                                          12,100              131,187
        *   Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                                      67,000               74,809
        #   Daiwa Industries, Ltd.                                                               174,000              547,444
            Daiwa Kosho Lease Co., Ltd.                                                          359,000            1,911,871
            Daiwabo Co., Ltd.                                                                    574,000              796,172
        #   Daiwabo Information System Co., Ltd.                                                  66,500              793,770
        #   Danto Corp.                                                                          121,000              532,547
            DC Co., Ltd.                                                                         128,000              330,649
        #   Denki Kogyo Co., Ltd.                                                                135,000              688,608
            Denyo Co., Ltd.                                                                      109,000              760,076
            Descente, Ltd.                                                                       260,000              935,606
        *   Dia Kensetsu Co., Ltd.                                                               117,000              146,217
            Diamond Computer Service Co., Ltd.                                                    58,200              740,503
        *   Dijet Industrial Co., Ltd.                                                            53,000              112,387
            DMW Corp.                                                                              5,800              249,629
        *   DyDo Drinco, Inc.                                                                     33,000            1,006,645
            Edion Corp.                                                                          343,375            3,071,985
            Edosawa Co., Ltd.                                                                      6,000               35,281
        #   Eighteenth Bank, Ltd.                                                                901,000            3,956,140
            Eikoh, Inc.                                                                           27,000              220,461

            Fine Sinter Co., Ltd.                                                                 61,000              192,863
      * #   First Baking Co., Ltd.                                                               369,000              860,763
            Foster Electric Co., Ltd.                                                             60,000              494,824
        *   Fuji Electric Construction Co., Ltd.                                                  40,000               55,127
            Fuji Kiko Co., Ltd.                                                                    1,000                4,165
        *   Fuji Titanium Industry Co., Ltd.                                                      41,000               96,618
            Fujicco Co., Ltd.                                                                     73,000              941,590
            Fujikura Rubber, Ltd.                                                                 30,000              187,913
        *   Fujitsu Access, Ltd.                                                                  88,300              459,645
            Fujitsu Business Systems, Ltd.                                                       118,700            1,518,985
            Fujitsu Fronttec, Ltd.                                                                88,000              743,278
        #   Fukuda Corp.                                                                         146,000              884,493
        *   Furukawa Co., Ltd.                                                                   455,000              512,413
            Fuso Dentsu Co., Ltd.                                                                 17,000               75,093
            Fuso Lexel Inc.                                                                       60,100              333,055
            Fuso Pharmaceutical Industries, Ltd.                                                 258,000              826,931
            Futaba Industrial Co., Ltd.                                                          101,000            1,638,190
        #   Gakken Co., Ltd.                                                                     476,000            1,017,098
        *   Generas Corp.                                                                        121,000                1,177
        *   Gigas K's Denki Corp.                                                                  2,520               68,092
            Global-Dining, Inc.                                                                   14,100               98,347
            Godo Steel, Ltd.                                                                     434,000            1,626,964
        *   Goldwin, Inc.                                                                        203,000              463,560
            Gourmet Kineya Co., Ltd.                                                              78,000              653,949
        *   Graphtec Corp.                                                                        72,000              104,985
            Gro-BeLS Co., Ltd.                                                                   246,000              298,275
        *   GSI Creoss Corp.                                                                      32,000               70,605
            Gun-Ei Chemical Industry Co., Ltd.                                                   353,000            1,161,062
            Gunze, Ltd.                                                                           80,000              348,727
            Haltec Corp.                                                                          77,000              133,358
            Happinet Corp.                                                                        39,900              451,038
            Harima Chemicals, Inc.                                                               102,000              641,132
            Haruyama Trading Co., Ltd.                                                            53,200              676,020
            Heiwado Co., Ltd.                                                                     92,000            1,268,975
            Hibiya Engineering, Ltd.                                                             209,000            1,621,092
            Higashi-Nippon Bank, Ltd.                                                            526,000            1,410,137
            Himaraya Co., Ltd.                                                                    15,000               55,433
        #   Hisaka Works, Ltd.                                                                    88,000              868,667
            Hitachi Cable, Ltd.                                                                  275,000            1,160,423
            Hitachi Kiden Kogyo, Ltd.                                                             69,000              269,582
            Hitachi Koki Co., Ltd.                                                               265,000            2,100,106
        #   Hitachi Kokusai Electric, Inc.                                                       216,000            1,724,742
            Hitachi Medical Corp.                                                                213,000            2,951,974
            Hitachi Metals Techno, Ltd.                                                           44,000              132,879
        #   Hitachi Plant Engineering & Construction Co., Ltd.                                   595,000            2,573,433
            Hitachi Transport System, Ltd.                                                       355,000            2,984,463
            Hochiki Corp.                                                                         38,000              150,681
            Hokkai Can Co., Ltd., Tokyo                                                          251,000              631,595
            Hokkaido Coca Cola Bottling Co., Ltd.                                                126,000              808,212
            Hokko Chemical Industry Co., Ltd.                                                    114,000              408,604
            Hokuetsu Bank, Ltd.                                                                  498,000            1,019,211
            Hokuriku Electrical Construction Co., Ltd.                                            91,000              262,620
        #   Homac Corp.                                                                          216,800            1,517,624
            Horipro, Inc.                                                                         54,200              440,923

        *   Howa Machinery, Ltd.                                                                 139,000              176,553
            Ichikawa Co., Ltd.                                                                   122,000              473,027
        #   Ichikoh Industries, Ltd.                                                             133,000              312,007
            Ichiyoshi Securities Co., Ltd.                                                       108,000              928,263
            Idec Izumi Corp.                                                                      91,000              875,997
        #   Ihara Chemical Industry Co., Ltd.                                                    209,000              589,317
            i-Logistics Corp.                                                                    135,000              282,177
        *   Impress Corp.                                                                            211              242,350
            Inaba Denki Sangyo Co., Ltd.                                                          55,000            1,215,734
            Inabata and Co., Ltd., Osaka                                                         155,000            1,354,083
            Ines Corp.                                                                            95,200              855,356
            ISE Chemicals Corp.                                                                   99,000              404,184
            Ishikawajima Construction Materials Co., Ltd.                                         76,000              219,253
            Ishikawajima Transport Machinery Co., Ltd.                                            74,000              202,111
            Ishizuka Glass Co., Ltd.                                                             152,000              310,874
            Itochu Enex Co., Ltd.                                                                376,000            2,417,920
            Itoham Foods, Inc.                                                                   557,000            2,694,357
            Itoki Crebio Corp.                                                                   162,000              524,404
            Iwaki & Co., Ltd.                                                                    106,000              275,248
            Iwasaki Electric Co., Ltd.                                                            88,000              289,832
        *   Iwatsu Electric Co., Ltd.                                                             50,000              102,917
            Izumiya Co., Ltd.                                                                    470,000            3,056,472
            Jac Holdings Co., Ltd.                                                                32,200              233,399
            Jaccs Co., Ltd.                                                                      311,000            1,653,749
            Jamco Corp.                                                                           17,000               85,930
            Japan Airport Terminal Co., Ltd.                                                     174,000            1,634,001
        *   Japan Bridge Corp.                                                                    31,000               40,105
            Japan Digital Laboratory Co., Ltd.                                                   120,700            1,280,939
        #   Japan Foundation Engineering Co., Ltd.                                               124,400              661,783
            Japan Maintenance Co., Ltd.                                                           52,300              507,778
            Japan Oil Transportation Co., Ltd.                                                   123,000              287,830
        #   Japan Pulp and Paper Co., Ltd.                                                       712,000            2,336,680
      * #   Japan Radio Co., Ltd.                                                                200,000              699,268
            Japan Steel Tower Co., Ltd.                                                           81,000              267,947
        #   Japan Steel Works, Ltd.                                                              594,000              885,792
            Japan Storage Battery Co., Ltd.                                                      181,000              375,047
        #   Japan Transcity Corp.                                                                227,000              779,162
            Japan Vilene Co., Ltd.                                                               162,000              789,036
            Japan Wool Textile Co., Ltd.                                                         338,000            1,976,444
            Jeans Mate Corp.                                                                       5,590               58,924
            JMS Co., Ltd.                                                                        180,000              553,488
            Joban Kosan Co., Ltd.                                                                105,000              172,231
            J-Oil Mills, Inc.                                                                    367,000            1,293,555
            Joint Corp.                                                                            9,400              218,020
        #   Joshin Denki Co., Ltd.                                                               227,000              687,289
            Jsp Corp.                                                                             25,300              283,922
            Juel Verite Ohkubo Co., Ltd                                                           39,000              102,332
        *   Jujiya Co., Ltd.                                                                     265,000              274,810
            Juntendo Co., Ltd.                                                                    45,000               79,566
            K.R.S. Corp.                                                                           7,000              102,483
            Kagawa Bank, Ltd.                                                                    558,000            2,755,612
            Kagoshima Bank, Ltd.                                                                 559,000            3,368,397
        #   Kahma Co., Ltd.                                                                      162,200            1,776,504
            Kameda Seika Co., Ltd.                                                                38,000              337,090

            Kamei Corp.                                                                          186,000            1,696,507
            Kanaden Corp.                                                                        140,000              715,315
            Kanamoto Co., Ltd.                                                                   114,000              605,515
        #   Kandenko Co., Ltd.                                                                   519,000            2,749,193
            Kanto Natural Gas Development Co., Ltd.                                              212,000            1,166,365
        *   Kanto Tsukuba Bank, Ltd.                                                              58,500              337,820
            Kasai Kogyo Co., Ltd.                                                                118,000              391,937
            Kasei (C.I.) Co., Ltd.                                                               136,000              534,980
            Katakura Chikkarin Co., Ltd.                                                          78,000              233,400
            Kato Sangyo Co., Ltd.                                                                 55,000              717,256
            Kato Works Co., Ltd.                                                                 237,000              571,137
        *   Katsumura Construction Co., Ltd.                                                     117,000              150,160
            Kawada Industries, Inc.                                                              213,000              576,754
      * #   Kawai Musical Instruments Manufacturing Co., Ltd.                                    104,000              154,323
        *   Kawasaki Kasei Chemicals, Ltd.                                                       149,000              202,177
        #   Kawashima Textile Manufacturers, Ltd.                                                215,000              285,947
            Kawasho Gecoss Corp.                                                                 126,400              598,577
        #   Kawasumi Laboratories, Inc.                                                           74,000              509,018
            Keihanshin Real Estate Co., Ltd.                                                     165,000              788,751
            Keihin Co., Ltd.                                                                     101,000              203,991
            Keiiyu Co., Ltd.                                                                      37,200              469,023
            Keiyo Co., Ltd.                                                                      200,900              832,560
            Kinki Coca-Cola Bottling Co., Ltd.                                                   287,000            2,574,361
            Kioritz Corp.                                                                        279,000              749,856
            Kishu Paper Co., Ltd.                                                                346,000              585,122
            Kitagawa Iron Works Co., Ltd.                                                        123,000              256,620
            Kita-Nippon Bank, Ltd.                                                                36,600            1,728,880
            Kitano Construction Corp.                                                            284,000              638,888
            Kitazawa Sangyo Co., Ltd.                                                             77,500              182,134
            Koa Corp.                                                                            254,700            1,805,238
            Kodensha Co., Ltd.                                                                    43,000              132,627
            Koekisha Co., Ltd.                                                                    23,700              510,268
            Koike Sanso Kogyo Co., Ltd.                                                          177,000              388,992
            Koito Industries, Ltd.                                                               156,000              675,039
        #   Kojima Co., Ltd.                                                                     157,800            1,653,448
        *   Kokune Corp.                                                                          99,000                  963
        *   Kokusai Kogyo Co., Ltd.                                                              150,000              455,323
            Komai Tekko, Inc.                                                                    147,000              422,000
        #   Komatsu Seiren Co., Ltd.                                                             109,000              624,621
            Komatsu Wall Industry Co., Ltd.                                                       21,200              379,301
            Komori Corp.                                                                         153,000            2,111,232
            Konaka Co., Ltd.                                                                     116,390            1,416,407
            Kondotec, Inc.                                                                        35,000              265,434
            Konishi Co., Ltd.                                                                     79,500              757,100
            Kosaido Co., Ltd.                                                                     86,300              644,745
            Kosei Securities Co., Ltd.                                                           138,000              254,896
        #   Kumiai Chemical Industry Co., Ltd., Tokyo                                            351,000              902,528
            Kurabo Industries, Ltd.                                                            1,457,000            3,183,027
            Kurimoto, Ltd.                                                                       620,000            1,523,209
            Kuroganeya Co., Ltd.                                                                  41,000              172,659
            Kurosaki Harima Corp.                                                                245,000              728,364
            Kyodo Printing Co., Ltd.                                                             465,000            1,761,784
            Kyoei Sangyo Co., Ltd.                                                                65,000              214,623
            Kyokuto Boeki Kaisha, Ltd.                                                           104,000              301,860

            Kyokuto Kaihatsu Kogyo Co., Ltd.                                                     148,100            1,695,548
            Kyosan Electric Manufacturing Co., Ltd.                                              247,000              759,475
            Kyowa Exeo Corp.                                                                      89,000              783,756
            Kyowa Leather Cloth Co., Ltd.                                                        102,900              574,038
            Kyudenko Corp.                                                                       336,000            1,648,771
        *   Kyushu-Shinwa Holdings, Inc.                                                       1,222,000            2,189,138
        #   Laox Co., Ltd.                                                                       128,000              299,596
        *   Lonseal Corp.                                                                        159,000              176,188
        *   Look, Inc.                                                                           137,000              558,407
            Maeda Corp.                                                                          886,000            3,963,801
            Maeda Road Construction Co., Ltd.                                                    442,000            3,256,254
            Maezawa Industries, Inc.                                                              86,400              509,530
            Maezawa Kaisei Industries Co., Ltd.                                                   39,800              740,997
            Maezawa Kyuso Industries Co., Ltd.                                                    57,600              797,658
            Makino Milling Machine Co., Ltd.                                                      76,000              409,130
            Marubeni Construction Material Lease Co., Ltd.                                        30,000               62,969
            Marubeni Infotec Corp.                                                                14,000               41,794
            Marubun Corp.                                                                        113,900              833,388
            Marudai Food Co., Ltd.                                                               841,000            1,682,388
        *   Maruei Department Store Co., Ltd.                                                    191,000              440,841
            Marusan Securities Co., Ltd.                                                         146,000              879,479
            Maruwa Co., Ltd.                                                                      33,100              504,928
            Maruwn Corp.                                                                         105,000              280,763
        #   Maruyama Manufacturing Co., Inc.                                                     180,000              857,283
            Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment                 20,000              110,932
            Maruzen Showa Unyu Co., Ltd.                                                         421,000            1,421,493
            Maspro Denkoh Corp.                                                                   76,100              811,275
            Matsui Construction Co., Ltd.                                                        102,000              400,043
      * #   Matsuo Bridge Co., Ltd.                                                              100,000              219,800
            Matsuzakaya Co., Ltd.                                                                268,000            1,029,105
        *   Meiji Machine Co., Ltd.                                                              126,000              212,704
        #   Meiwa Estate Co., Ltd.                                                               181,500            1,951,150
            Meiwa Industry Co., Ltd.                                                              46,000              146,922
        #   Mercian Corp.                                                                      1,019,000            2,508,404
        *   Mesco, Inc.                                                                           11,000               36,186
            Mikuni Coca-Cola Bottling Co., Ltd.                                                  215,000            2,039,592
            Mirai Group Co., Ltd.                                                                109,000              213,306
        *   Misawa Homes Holdings, Inc.                                                          120,000              327,913
            Mito Securities Co., Ltd.                                                            219,000              656,189
            Mitsuba Corp.                                                                        238,000            1,738,705
      * #   Mitsubishi Cable Industries, Ltd.                                                    726,000              844,925
        #   Mitsubishi Paper Mills, Ltd.                                                       1,547,000            2,386,140
            Mitsubishi Pencil Co., Ltd.                                                          111,000              951,257
            Mitsubishi Shindoh Co., Ltd.                                                          53,000              117,961
            Mitsubishi Steel Manufacturing Co., Ltd.                                             209,000              313,588
            Mitsuboshi Belting, Ltd.                                                             111,000              421,470
            Mitsui Home Co., Ltd.                                                                104,000              508,432
        *   Mitsui Mining Co., Ltd.                                                              156,000              615,047
            Mitsui Sugar Co., Ltd.                                                               506,000            1,272,464
            Mitsui-Soko Co., Ltd.                                                                294,000              939,885
            Mitsuuroko Co., Ltd.                                                                  68,000              431,640
            Miyaji Engineering Group                                                             249,175              634,209
            Miyazaki Bank, Ltd.                                                                  757,260            2,958,966

        #   Miyuki Keori Co., Ltd.                                                               153,000              603,765
        #   Mizuno Corp.                                                                         611,000            2,555,578
            Mori Seiki Co., Ltd.                                                                 210,000            1,829,497
            Morita Corp.                                                                         130,000              771,813
            Morozoff, Ltd., Osaka                                                                110,000              218,160
            Mory Industries, Inc.                                                                136,000              420,142
        #   Mos Food Services, Inc.                                                               80,000            1,071,691
        #   MR Max Corp.                                                                         153,800              502,079
        *   Mutoh Industries, Ltd.                                                               176,000              470,264
            Mutow Co., Ltd.                                                                      111,100              548,524
            Myojo Foods Co., Ltd.                                                                 67,000              475,145
            Nagano Bank, Ltd.                                                                    471,000            1,408,495
            Nagase & Co., Ltd.                                                                   284,000            2,244,532
        *   Naigai Co., Ltd.                                                                     329,000              427,718
            Nakabayashi Co., Ltd.                                                                228,000              805,875
        *   Nakamichi Corp.                                                                       96,000                  934
            Nakamuraya Co., Ltd.                                                                   4,000               13,332
        *   Nakano Corp.                                                                          78,500              179,964
        #   Nakayama Steel Works, Ltd.                                                           351,000            1,340,437
            Nakayo Telecommunications, Inc.                                                       46,000              228,149
            Nanto Bank, Ltd.                                                                     225,000            1,087,641
            NEC System Integration & Construction, Ltd.                                          240,600            1,990,220
        #   Neturen Co., Ltd., Tokyo                                                             216,000            1,435,325
        #   Nichia Steel Works, Ltd.                                                             170,200              724,994
            Nichiban Co., Ltd.                                                                   135,000              514,130
        #   Nichimo Co., Ltd.                                                                    159,000              487,816
        *   Nichimo Corp.                                                                        182,000              146,466
            Nichireki Co., Ltd.                                                                  128,000              465,394
            Nihon Dempa Kogyo Co., Ltd.                                                           35,500              760,579
            Nihon Kagaku Sangyo Co., Ltd.                                                         82,000              396,812
            Nihon Matai Co., Ltd.                                                                147,000              328,378
            Nihon Nohyaku Co., Ltd.                                                              255,000              492,645
            Nihon Parkerizing Co., Ltd.                                                          142,000            1,216,374
            Nihon Shokuh Kako Co., Ltd.                                                          166,000              472,115
            Nihon Tokushu Toryo Co., Ltd.                                                         60,000              426,250
        #   Nikko Co., Ltd., Akashi                                                              171,000              553,992
            Nikko Travel Co., Ltd.                                                                12,600               70,595
        *   Nippei Toyama Corp.                                                                  161,000              331,095
            Nippo Corp.                                                                          496,000            2,947,766
            Nippon Beet Sugar Manufacturing Co., Ltd.                                            940,000            1,964,426
            Nippon Broadcasting System, Inc.                                                      59,600            2,817,992
            Nippon Carbon Co., Ltd.                                                              172,000              315,417
            Nippon Chemical Industrial Co., Ltd.                                                 104,000              352,017
            Nippon Chemi-Con Corp.                                                               131,000              673,271
            Nippon Chutetsukan KK                                                                141,000              281,866
            Nippon Concrete Industries Co., Ltd.                                                 188,000              748,591
      * #   Nippon Conveyor Co., Ltd.                                                            129,000              160,064
            Nippon Densetsu Kogyo Co., Ltd.                                                      340,000            1,766,421
            Nippon Denwa Shisetu Co., Ltd.                                                       221,000              786,170
        #   Nippon Felt Co., Ltd.                                                                 63,000              324,149
            Nippon Fine Chemical Co., Ltd.                                                       109,000              460,852
            Nippon Formula Feed Manufacturing Co., Ltd.                                           35,000               57,008
            Nippon Hume Corp.                                                                    119,000              433,566
      * #   Nippon Kinzoku Co., Ltd.                                                              57,000              112,307

        #   Nippon Koei Co., Ltd., Tokyo                                                         350,000              937,788
            Nippon Konpo Unyu Soko Co., Ltd.                                                     196,000            1,923,299
      * #   Nippon Koshuha Steel Co., Ltd.                                                       204,000              287,043
        *   Nippon Metal Industry Co., Ltd.                                                      181,000              331,540
            Nippon Pigment Co., Ltd.                                                              35,000              122,271
            Nippon Piston Ring Co., Ltd.                                                         151,000              322,115
            Nippon Road Co., Ltd.                                                                394,000              801,605
            Nippon Seiki Co., Ltd.                                                                44,000              389,907
            Nippon Seisen Co., Ltd.                                                               60,000              234,400
        #   Nippon Sharyo, Ltd.                                                                  870,000            2,038,681
        *   Nippon Shinpan Co., Ltd.                                                             591,000            2,090,011
            Nippon Shinyaku Co., Ltd.                                                            372,000            2,685,441
            Nippon Signal Co., Ltd.                                                               69,000              349,201
            Nippon Soda Co., Ltd.                                                                891,000            2,629,687
            Nippon Synthetic Chemical Industry Co., Ltd.                                         386,000              920,852
            Nippon Systemware Co., Ltd.                                                           51,200              363,054
            Nippon Tungsten Co., Ltd.                                                            109,000              236,303
            Nippon Valqua Industries, Ltd.                                                       153,000              374,386
        *   Nippon Yakin Kogyo Co., Ltd.                                                         180,500              848,702
            Nishimatsu Construction Co., Ltd.                                                    387,000            1,213,684
            Nishishiba Electric Co., Ltd.                                                         38,000               70,174
            Nissei Plastic Industrial Co., Ltd.                                                   87,000              571,445
        *   Nisseki House Industry Co., Ltd.                                                     180,000                1,751
            Nisshin Fire & Marine Insurance Co., Ltd.                                             72,000              258,780
            Nisshin Fudosan Co., Ltd.                                                             21,800              221,153
            Nisshin Steel Co., Ltd.                                                            2,041,000            4,863,859
            Nisshinbo Industries, Inc.                                                           227,000            1,551,528
            Nissho Electronics Corp.                                                              98,400              756,253
        *   Nissho Iwai-Nichmen Holdings Corp.                                                 1,051,400            4,417,781
            Nissin Corp.                                                                         213,000              534,724
        #   Nissin Electric Co., Ltd.                                                            371,000            1,167,915
            Nissin Sugar Manufacturing Co., Ltd.                                                 305,000              592,792
        #   Nissui Pharmaceutical Co., Ltd.                                                       61,000              370,106
            Nittan Co., Ltd.                                                                      42,000              118,198
            Nittan Valve Co., Ltd.                                                                70,000              431,920
            Nittetsu Mining Co., Ltd.                                                            435,000            1,702,016
            Nitto Boseki Co., Ltd.                                                             1,348,000            2,675,831
            Nitto Electric Works, Ltd.                                                            54,200              516,282
            Nitto FC Co., Ltd.                                                                   109,000              608,357
            Nitto Flour Milling Co., Ltd.                                                        161,000              445,883
            Nitto Seiko Co., Ltd.                                                                 54,000              138,534
        *   Nittoc Construction Co., Ltd.                                                        106,000              214,257
            Noda Corp.                                                                            52,800              373,513
            Nohmi Bosai, Ltd.                                                                    172,000              872,928
            Nomura Co., Ltd.                                                                      70,000              455,719
        #   Noritsu Koki Co., Ltd.                                                                92,800            1,911,944
        #   Noritz Corp.                                                                          73,000            1,063,696
            Obayashi Road Corp.                                                                  189,000              425,971
            Odakyu Construction Co., Ltd.                                                         40,000              110,332
        *   Ohki Corp.                                                                           128,000                1,245
            Oita Bank, Ltd.                                                                      747,000            3,766,766
            Okabe Co., Ltd.                                                                       95,000              419,507
            Oki Electric Cable Co., Ltd.                                                         125,000              279,269
        *   OKK Corp.                                                                            149,000              348,859

        *   Okuma and Howa Machinery, Ltd.                                                       164,000              370,538
        *   Okuma Corp.                                                                          125,000              494,015
            Okumura Corp.                                                                        479,000            2,638,765
            Okura Industrial Co., Ltd.                                                           164,000            1,056,248
            O-M, Ltd.                                                                             36,000               79,636
        *   Omikenshi Co., Ltd.                                                                  237,000              246,900
            Oriental Construction Co., Ltd.                                                      112,700              562,188
            Original Engineering Consultants Co., Ltd.                                            15,500               88,782
            Osaka Securities Finance Co., Ltd.                                                    85,000              250,224
        #   Osaka Steel Co., Ltd.                                                                195,700            2,432,232
            Oyo Corp.                                                                            129,800            1,233,514
            P.S. Mitsubishi Construction Co., Ltd.                                               129,200              563,177
            Pacific Industrial Co., Ltd.                                                         166,000              815,181
        #   PanaHome Corp.                                                                       364,000            1,867,459
            Parco Co., Ltd.                                                                      121,000              702,953
        *   Penta-Ocean Construction Co., Ltd.                                                   369,000              589,585
            Piolax, Inc.                                                                          55,600            1,030,679
            Pocket Card Co., Ltd.                                                                 11,600              179,520
            Pokka Corp.                                                                          158,000              707,060
            Posful Corp.                                                                          13,300               80,865
        #   Raito Kogyo Co., Ltd.                                                                247,300            1,015,927
            Rengo Co., Ltd.                                                                      135,000              618,719
        *   Renown D'urban Holdings, Inc.                                                         83,960              785,013
            Rheon Automatic Machinery Co., Ltd.                                                  115,000              361,750
            Rhythm Watch Co., Ltd.                                                               208,000              436,336
            Ricoh Elemex Corp.                                                                   101,000              590,572
            Rikei Corp.                                                                           53,500              163,741
            Riken Electric Wire Co., Ltd.                                                         25,000               43,999
            Riken Technos Corp.                                                                  210,000              916,150
            Riken Vitamin Co., Ltd.                                                               51,000            1,086,546
            Roland Corp.                                                                          59,200              992,165
            Royal Co., Ltd.                                                                       68,000              886,311
            Ryoden Trading Co., Ltd.                                                             237,000            1,387,484
            Ryosan Co., Ltd.                                                                     209,500            4,728,512
            Ryoyo Electro Corp.                                                                  176,700            2,569,049
            S Foods, Inc.                                                                         56,500              414,392
            Sagami Co., Ltd.                                                                     125,000              437,459
            Sakai Chemical Industry Co., Ltd.                                                    333,000            1,394,458
            Sakai Heavy Industries, Ltd.                                                         167,000              409,732
        #   Sakata Seed Corp.                                                                    270,300            3,286,854
        *   Sakurada Co., Ltd.                                                                    36,000               52,401
            Sala Corp.                                                                           121,000              573,139
            San In Godo Bank, Ltd.                                                               347,000            2,782,881
            San-Ai Oil Co., Ltd.                                                                 386,000            1,496,238
        #   Sanix, Inc.                                                                          151,500            1,221,189
            Sankei Building Co., Ltd.                                                            289,000            1,734,441
            Sanki Engineering Co., Ltd.                                                          428,000            2,958,961
            Sanko Co., Ltd.                                                                       40,000              263,472
            Sanko Metal Industrial Co., Ltd., Tokyo                                               85,000              170,542
            Sankyo Seiko Co., Ltd.                                                               104,000              446,237
            Sanoh Industrial Co., Ltd.                                                           110,000              727,341
            Sanritsu Corp.                                                                        15,800              125,064
            Sanshin Electronics Co., Ltd.                                                        161,000            1,177,952
        *   Sansui Electric Co., Ltd.                                                            522,000              152,726

            Sanyo Denki Co., Ltd.                                                                189,000              864,010
            Sanyo Engineering & Construction, Inc.                                                86,000              323,533
            Sanyo Industries, Ltd., Tokyo                                                        128,000              317,846
            Sanyo Special Steel Co., Ltd.                                                        870,000            1,754,368
        *   Sasebo Heavy Industries Co., Ltd., Tokyo                                             301,000              397,820
        *   Sata Construction Co., Ltd., Gumma                                                   106,000              113,893
            Sato Shoji Corp.                                                                      83,000              585,812
            Satori Electric Co., Ltd.                                                             31,560              398,228
            Seibu Electric Industry Co., Ltd.                                                     91,000              421,181
            Seika Corp.                                                                           75,000              179,085
        *   Seikitokyu Kogyo Co., Ltd.                                                           184,000              269,529
            Seiren Co., Ltd.                                                                      61,000              439,390
            Sekisui Jushi Co., Ltd.                                                              247,000            1,449,792
            Sekisui Plastics Co., Ltd.                                                           531,000            1,761,011
            Sekonic Corp.                                                                         43,000               97,948
            Senko Co., Ltd.                                                                      180,000              682,540
            Senshukai Co., Ltd.                                                                   88,000              691,148
            SFCG Co., Ltd.                                                                        17,020            4,189,164
            Shaddy Co., Ltd.                                                                      76,500              759,042
            Shibusawa Warehouse Co., Ltd.                                                        297,000              727,031
            Shibuya Kogyo Co., Ltd.                                                               60,100              507,834
            Shiga Bank, Ltd.                                                                     246,000            1,342,692
        *   Shikibo, Ltd.                                                                        444,000              550,633
            Shikoku Coca-Cola Bottling Co., Ltd.                                                 146,800            1,804,534
            Shimizu Bank, Ltd.                                                                    39,800            1,824,124
            Shin Nippon Air Technologies Co., Ltd.                                               101,920              705,455
            Shinagawa Refractories Co., Ltd.                                                     266,000              720,901
        *   Shindengen Electric Manufacturing Co., Ltd.                                          357,000            1,140,085
            Shinki Co., Ltd.                                                                     313,000            3,071,114
            Shinko Shoji Co., Ltd.                                                                91,000              608,673
        #   Shinmaywa Industries, Ltd.                                                           624,000            2,632,173
            Shiraishi Corp.                                                                       36,000               59,812
            Shizuki Electric Co., Inc.                                                            62,000              169,212
      * #   Sho-Bond Corp.                                                                       123,900              991,352
            Shobunsha Publications, Inc.                                                          71,900              931,697
            Shoei Foods Corp.                                                                     73,000              424,655
            Showa Aircraft Industry Co., Ltd.                                                     88,000              504,445
        #   Showa Electric Wire & Cable Co., Ltd., Kawasaki                                      986,000            1,290,452
        #   Showa Highpolymer Co., Ltd.                                                          220,000              641,222
            Showa Sangyo Co., Ltd.                                                               146,000              341,646
            Showa Tansan Co., Ltd.                                                                75,000              246,984
            Silver Ox Inc.                                                                        49,000              110,563
            Simree Co., Ltd.                                                                      33,900              157,900
            Sinanen Co., Ltd.                                                                     90,000              450,803
            Sintokogio, Ltd., Nagoya                                                             295,000            1,701,423
            Snow Brand Seed Co., Ltd.                                                             48,000              189,319
            SNT Corp.                                                                             94,000              521,831
            Soda Nikka Co., Ltd.                                                                  97,000              299,800
        *   Sofmap Co., Ltd.                                                                      48,400              205,090
            Software Research Associates, Inc.                                                    15,500              225,528
      * #   Sokkisha Co., Ltd.                                                                    90,000              228,268
            Somar Corp.                                                                           59,000              182,917
            Sonton Food Industry Co., Ltd.                                                        55,000              590,498
            Sotoh Co., Ltd.                                                                       26,000              418,279

            Space Co., Ltd.                                                                       31,440              291,563
            SRL, Inc.                                                                            114,000            1,313,640
            Starzen Corp.                                                                        122,000              294,089
            Subaru Enterprise Co., Ltd.                                                           77,000              251,319
            Sugimoto & Co., Ltd.                                                                  40,900              505,100
            Suminoe Textile Co., Ltd.                                                            309,000              584,197
            Sumitomo Densetsu Co., Ltd.                                                          143,700              600,268
            Sumitomo Osaka Cement Co., Ltd.                                                      845,000            1,858,475
            Sumitomo Pipe & Tube Co., Ltd.                                                       136,000              519,322
            Sumitomo Precision Products Co., Ltd., Amagasaki City                                212,000              686,739
            Sumitomo Seika Chemicals Co., Ltd.                                                    10,000               28,009
        #   Sumitomo Warehouse Co., Ltd.                                                         679,000            3,075,367
            Sun Wave Corp.                                                                       204,000              768,947
            SunTelephone Co., Ltd.                                                               131,000              756,464
        *   Suzutan Co., Ltd.                                                                     11,200               88,854
            SXL Corp.                                                                            379,000              684,499
            Tabai Espec Corp.                                                                     22,000              193,853
            Tachikawa Corp.                                                                       71,800              450,725
            Tachi-S Co., Ltd.                                                                     99,700            1,358,155
            Tadano, Ltd.                                                                         281,000            1,334,358
            Taihei Dengyo Kaisha, Ltd.                                                           179,000              904,379
        *   Taihei Kogyo Co., Ltd.                                                               151,000              564,476
      * #   Taiheiyo Kouhatsu, Inc.                                                              168,000              224,091
            Taiho Kogyo Co., Ltd.                                                                122,300            1,241,523
            Taikisha, Ltd.                                                                        60,000              811,649
            Taisei Rotec Corp.                                                                   357,000              702,271
            Takada Kiko Co., Ltd.                                                                 91,000              530,963
            Takagi Securities Co., Ltd.                                                          243,000              636,987
            Takano Co., Ltd.                                                                      13,900              211,791
        *   Takaoka Electric Manufacturing Co., Ltd., Tokyo                                      117,000              185,008
        *   Taka-Q Co., Ltd.                                                                      96,000              202,876
            Takara Standard Co., Ltd.                                                            319,000            1,882,851
            Takasago Thermal Engineering Co., Ltd.                                               430,000            2,758,136
            Takigami Steel Construction Co., Ltd.                                                 98,000              737,446
            Takiron Co., Ltd.                                                                    199,000              900,354
        #   Takuma Co., Ltd.                                                                     173,000            1,255,276
            Tamura Corp.                                                                         123,000              485,696
            Tanseisha Co., Ltd.                                                                   15,000               58,643
        #   Tasaki Shinju Co., Ltd.                                                              159,000              629,736
            Tatsuta Electric Wire & Cable Co., Ltd.                                              296,000              577,834
            Tayca Corp.                                                                          128,000              359,811
      * #   Teac Corp.                                                                           348,000              438,687
            Techno Ryowa, Ltd.                                                                    57,700              324,786
        #   Teikoku Hormone Manufacturing Co., Ltd.                                              149,000            1,497,549
            Teikoku Tsushin Kogyo Co., Ltd.                                                      142,000              578,715
            Tekken Corp.                                                                         548,000              913,844
            Ten Allied Co., Ltd.                                                                  67,900              262,662
            Tenma Corp.                                                                          163,400            2,679,182
            Teraoka Seisakusho Co., Ltd.                                                          59,000              509,094
            Tetra Co., Ltd., Tokyo                                                               116,000              331,803
        *   The Daito Bank, Ltd.                                                                  58,000               93,437
        #   The Nisshin Oillio Group, Ltd.                                                       520,000            2,324,346
            Tigers Polymer Corp.                                                                  85,000              447,185
      * #   Titan Kogyo KK                                                                       103,000              225,421

            Toa Corp.                                                                          1,027,000            1,664,760
            Toa Doro Kogyo Co., Ltd.                                                             211,000              502,295
        *   Toabo Corp.                                                                          134,000              140,705
        #   Toagosei Co., Ltd.                                                                   419,693            1,333,755
            TOC Co., Ltd.                                                                        117,000              995,284
            Tochigi Bank, Ltd.                                                                   581,000            3,202,445
            Tochigi Fuji Industrial Co., Ltd.                                                    146,000              469,131
            Toda Corp.                                                                           976,000            4,356,935
            Toda Kogyo Corp.                                                                     175,000              686,327
            Todentu Corp.                                                                        163,000              464,761
            Toenec Corp.                                                                         503,000            2,047,537
            Tohcello Co., Ltd.                                                                    92,000              383,231
            Toho Bank, Ltd.                                                                      103,000              378,996
            Toho Real Estate Co., Ltd.                                                           223,000              849,196
            Toho Zinc Co., Ltd.                                                                  111,000              284,912
            Tohoku Bank, Ltd.                                                                     68,000              141,532
            Tohoku Misawa Homes Co., Ltd.                                                         62,900              227,212
            Tohoku Pioneer Corp.                                                                 103,900            1,941,331
            Tohoku Telecommunications Construction Co., Ltd.                                      55,000              427,792
            Tohto Suisan Co., Ltd.                                                               117,000              215,829
        #   Tokai Carbon Co., Ltd.                                                               301,000            1,075,942
        *   Tokai Kanko Co., Ltd.                                                                141,000               38,451
            Tokai Konetsu Kogyo Co., Ltd.                                                         29,000              105,167
        *   Tokai Lease Co., Ltd.                                                                 76,000              148,232
            Tokai Senko KK, Nagoya                                                               118,000              234,650
            Tokai Tokyo Securities Co., Ltd.                                                     436,000            1,238,153
            Toko Electric Corp.                                                                  105,000              337,109
            Toko, Inc.                                                                           470,000            1,333,228
        #   Tokushu Paper Manufacturing Co., Ltd.                                                209,000            1,004,211
            Tokyo Biso Kogyo Corp.                                                                46,000              307,233
            Tokyo Denpa Co., Ltd.                                                                  3,500               39,508
            Tokyo Dome Corp.                                                                     822,000            3,901,953
            Tokyo Energy & Systems, Inc.                                                         159,000              719,611
      * #   Tokyo Rope Manufacturing Co., Ltd.                                                   736,000            1,363,792
            Tokyo Sangyo Co., Ltd.                                                               115,000              347,383
            Tokyo Soir Co., Ltd.                                                                  85,000              258,086
            Tokyo Style Co., Ltd.                                                                 30,000              335,337
            Tokyo Theatres Co., Inc., Tokyo                                                       11,000               15,520
        #   Tokyotokeiba Co., Ltd.                                                               319,000              521,286
            Tokyu Store Chain Corp.                                                              110,000              531,799
            Toli Corp.                                                                           279,000              674,023
            Tomato Bank, Ltd.                                                                    174,000              383,203
        #   Tomoe Corp.                                                                          113,000              460,160
            Tomoku Co., Ltd.                                                                     213,000              495,633
        #   Tonami Transportation Co., Ltd.                                                      438,000            1,324,100
            Topre Corp.                                                                          110,000              819,287
            Torigoe Co., Ltd.                                                                     78,000              413,074
        #   Torishima Pump Manufacturing Co., Ltd., Osaka                                        121,000              674,775
            Toshiba Plant Kensetsu Co., Ltd.                                                     152,000              699,355
            Tosho Printing Co., Ltd.                                                             263,000              859,390
        *   Totenko Co., Ltd.                                                                     97,000              192,251
            Totetsu Kogyo Co., Ltd.                                                              146,000              589,850
      * #   Totoku Electric Co., Ltd., Tokyo                                                     166,000              297,205
      * #   Towa Real Estate Development Co., Ltd.                                               123,500              296,763

            Toyo Bussan Co., Ltd.                                                                 51,100              455,063
      * #   Toyo Communication Equipment Co., Ltd.                                                77,000              352,862
            Toyo Electric Co., Ltd.                                                               41,000              114,633
            Toyo Ink Manufacturing Co., Ltd.                                                     221,000              781,444
        *   Toyo Kanetsu KK                                                                      240,000              389,110
            Toyo Kohan Co., Ltd.                                                                 525,000            2,038,507
            Toyo Wharf & Warehouse Co., Ltd.                                                     316,000              607,634
            Toyoda Machine Works, Ltd.                                                           351,000            2,858,212
            Tsubakimoto Kogyo Co., Ltd.                                                           15,000               34,913
        #   Tsudakoma Corp.                                                                      275,000              837,207
            Tsugami Corp.                                                                        222,000              652,203
            Tsukamoto Co., Ltd.                                                                   49,000               97,486
            Tsukishima Kikai Co., Ltd.                                                           238,000            1,691,274
            Tsurumi Manufacturing Co., Ltd.                                                      113,000              867,879
            Tsutsunaka Plastic Industry Co., Ltd.                                                187,958              818,138
            Tsuzuki Denki Co., Ltd.                                                               90,000              331,562
            Tsuzuki Densan Co., Ltd.                                                              29,900              126,493
            TYK Corp.                                                                            185,000              502,433
            U.Store Co., Ltd.                                                                     31,900              325,561
            Ube Material Industries, Ltd.                                                        198,000              474,400
            Uchida Yoko Co., Ltd.                                                                230,000              929,349
            Ueki Corp.                                                                           139,000              379,300
            U-Shin, Ltd.                                                                          79,000              548,815
            Wakachiku Construction Co., Ltd.                                                     459,000            1,143,203
            Wakodo Co., Ltd.                                                                       1,200               44,804
            Warabeya Nichiyo Co., Ltd.                                                            11,160              205,638
            Yahagi Construction Co., Ltd.                                                         41,000              154,753
            Yamagata Bank, Ltd.                                                                  495,000            2,318,689
            Yamaichi Electronics Co., Ltd.                                                        56,600              665,452
        #   Yamamura Glass Co., Ltd.                                                             600,000            1,362,353
            Yamanashi Chuo Bank, Ltd.                                                            361,000            2,125,899
        #   Yamatake Corp.                                                                       265,400            2,788,376
        *   Yamatane Corp.                                                                       132,000              190,408
            Yamato Corp.                                                                          58,000              252,603
            Yamato International, Inc.                                                            72,000              454,979
            Yamato Kogyo Co., Ltd.                                                                96,000            1,289,876
            Yamaura Corp.                                                                         76,500              197,228
            Yasuda Warehouse Co., Ltd.                                                           115,500              688,222
            Ye Data, Inc.                                                                         34,000               94,133
            Yellow Hat, Ltd., Tokyo                                                               92,600              777,030
        #   Yodogawa Steel Works, Ltd.                                                           869,000            4,117,524
            Yokogawa Bridge Corp.                                                                216,000            1,346,612
        #   Yokohama Reito Co., Ltd.                                                             234,000            1,522,136
            Yondenko Corp.                                                                       164,650              788,203
            Yonex Co., Ltd.                                                                       99,000              860,791
            Yorozu Corp.                                                                          54,200              442,005
            Yuasa Funashoku Co., Ltd.                                                            173,000              381,445
        *   Yuken Kogyo Co., Ltd.                                                                 55,000              152,150
            Yuki Gosei Kogyo Co., Ltd.                                                            80,000              268,076
            Yuraku Real Estate Co., Ltd.                                                         210,000              768,487
            Yurtec Corp.                                                                         399,000            1,944,587
            Yushiro Chemical Industry Co., Ltd.                                                   31,000              483,975
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $489,563,477)                                                                                          582,761,758
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.4%)
        *   Japanese Yen                                                                                           11,508,901
                                                                                                           ------------------
   (Cost $11,505,386)
   TOTAL -- JAPAN
     (Cost $501,068,863)                                                                                          594,270,659
                                                                                                           ------------------

   UNITED KINGDOM -- (19.6%)
   COMMON STOCKS -- (19.5%)
            4imprint P.L.C.                                                                      194,691              533,756
            600 Group P.L.C.                                                                     377,511              489,536
            Abbeycrest P.L.C.                                                                    114,547              141,709
            Aberdeen Asset Management P.L.C.                                                   1,633,598            3,185,350
        *   Advanced Medical Solutions P.L.C.                                                    787,802              116,906
            AGA Food Service Group P.L.C.                                                      1,617,973            7,913,440
        *   Airflow Streamlines P.L.C.                                                            19,305               21,587
            Airsprung Furniture Group P.L.C.                                                      80,900               75,000
            Alexandra P.L.C.                                                                     214,197              408,119
            Alphameric P.L.C.                                                                    747,761            1,049,694
            Alumasc Group P.L.C.                                                                 169,081              524,530
        *   Amberley Group P.L.C.                                                                 71,000               15,367
            Anglo Eastern Plantations P.L.C.                                                     214,043              683,353
            Anglo Pacific Group P.L.C.                                                           497,334              932,573
        *   Anite Group P.L.C.                                                                   656,160              668,329
        *   API Group P.L.C.                                                                     209,296              393,021
        *   Applied Optical Technologies P.L.C.                                                  422,337              189,350
        *   ARC International P.L.C.                                                             913,911              567,222
        *   Arena Leisure P.L.C.                                                                 645,000              456,263
        *   Argonaut Games, Ltd.                                                                 493,000               29,449
        *   Armour Group P.L.C.                                                                  225,000              290,684
            Arriva P.L.C.                                                                        112,920            1,057,579
        *   Ashtead Group P.L.C.                                                               2,183,506            3,350,107
            Ashtenne Holdings P.L.C.                                                             213,611            1,572,206
        *   Aston Villa P.L.C.                                                                    15,100               95,662
            Atrium Underwriting P.L.C.                                                           130,650              483,097
            Austin Reed Group P.L.C.                                                             178,581              440,321
            Autologic Holdings P.L.C.                                                            264,452            1,493,191
            Avesco P.L.C.                                                                         56,789              102,901
            Avon Rubber P.L.C.                                                                   179,746              703,179
            Baggeridge Brick P.L.C.                                                              302,294              833,882
        *   Baltimore Technologies P.L.C.                                                        351,800               70,713
            Beale P.L.C.                                                                          96,298              126,073
            Beattie (James) P.L.C.                                                               235,173              579,532
        *   Bede P.L.C.                                                                          283,000              212,283
            Belhaven Brewery Group P.L.C.                                                         33,181              277,316
            Bellway P.L.C.                                                                       150,000            2,041,551
        *   Berkeley Technology, Ltd.                                                            222,520               48,915
        *   Biocompatibles International P.L.C.                                                   79,763              369,404
            Bizspace P.L.C.                                                                       34,782               28,572
            Black Arrow Group P.L.C.                                                              35,000               40,476
            Blacks Leisure Group P.L.C.                                                            5,018               46,433

            Body Shop International P.L.C.                                                         4,923               16,422
            Bodycote International P.L.C.                                                      2,389,796            7,258,246
            Boot (Henry) P.L.C.                                                                  173,704            1,457,267
            Bovis Homes Group P.L.C.                                                             764,415            7,367,168
            Brammer P.L.C.                                                                       242,432              766,810
            Brewin Dolphin Holdings P.L.C.                                                       272,000              494,979
            Bristol Water Group P.L.C.                                                           148,168            1,459,898
            Britannic P.L.C.                                                                   1,034,026            8,205,859
            British Polythene Industries P.L.C.                                                  192,265            1,179,813
            British Vita P.L.C.                                                                1,553,188            7,952,949
            Brown (N) Group P.L.C.                                                             2,342,303            5,992,434
            BSS Group P.L.C.                                                                      83,203            1,308,921
        *   BTG P.L.C.                                                                           239,400              432,058
            Burtonwood Brewery P.L.C.                                                            128,780            1,160,702
            Caffyns P.L.C.                                                                        18,165              237,552
        *   Cambridge Antibody Technology Group P.L.C.                                           122,700            1,403,445
        *   Cape P.L.C.                                                                          237,482              649,567
            Capital & Regional P.L.C.                                                            569,224            6,855,599
        *   Carbo P.L.C.                                                                          34,200                6,566
            Carclo P.L.C.                                                                        314,404              278,774
            Carr's Milling Industries P.L.C.                                                      61,937              553,175
            Castings P.L.C.                                                                      279,599              916,262
        *   Cenes Pharmaceuticals P.L.C.                                                         250,000               34,711
            Chapelthorpe P.L.C.                                                                1,143,947              443,869
        *   Che Group P.L.C.                                                                     134,162              110,274
        *   Chorion P.L.C.                                                                         2,920               14,297
            Churchill China P.L.C.                                                                53,181              251,823
            City North Group P.L.C.                                                              139,996              593,557
        *   City of London Group P.L.C.                                                           34,000               39,078
            Clinton Cards P.L.C.                                                                 292,245              525,473
        *   CLS Holdings P.L.C.                                                                  605,920            4,481,550
            Colefax Group P.L.C.                                                                  96,000              179,834
      * #   Colt Telecom Group P.L.C.                                                          1,276,598            1,080,766
            Communisis P.L.C.                                                                    849,814            1,813,465
            Compel Group P.L.C.                                                                   73,000              128,961
        *   Cookson Group P.L.C.                                                               4,545,789            2,931,211
            Coral Products P.L.C.                                                                102,000               75,358
        *   Corporate Services Group P.L.C.                                                    1,423,456              184,491
            Cosalt P.L.C.                                                                         46,973              302,519
            Countryside Property P.L.C.                                                          552,428            3,010,363
            Courts P.L.C.                                                                        381,726               98,987
            Cox Insurance Holdings P.L.C.                                                      1,245,190            2,040,444
        *   Cradley Group Holdings P.L.C.                                                         38,466                7,396
        *   Creightons P.L.C.                                                                    250,000               28,646
            Crest Nicholson P.L.C.                                                               650,741            4,209,827
            Creston P.L.C.                                                                        40,400              114,884
            Cropper (James) P.L.C.                                                                29,000               88,757
            Daejan Holdings P.L.C.                                                                95,839            4,994,095
        *   Dana Petroleum P.L.C.                                                                448,349            3,501,373
            Dart Group P.L.C.                                                                    229,376            1,457,206
        *   Dawson International P.L.C.                                                          502,194               91,145
            Delta P.L.C.                                                                       1,150,757            2,124,964
            Derwent Valley Holdings P.L.C.                                                       475,329            8,929,523
            Development Securities P.L.C.                                                        181,942            1,387,736

            DeVere Group P.L.C.                                                                  485,392            4,066,157
        *   Dimension Data Holdings P.L.C.                                                     2,992,147            1,913,748
            Diploma P.L.C.                                                                        70,000              795,421
        *   Dowding & Mills P.L.C.                                                               862,770              177,106
            DRS Data Research Services P.L.C.                                                     51,000               33,862
            DTZ Holdings P.L.C.                                                                  113,023              413,454
            Dyson Group P.L.C.                                                                   150,000              988,864
            East Surrey Holdings P.L.C.                                                          309,446            2,214,043
      * #   Easyjet P.L.C.                                                                     2,217,691            7,884,540
        *   Easynet Group P.L.C.                                                                  71,000               98,997
            Eleco P.L.C.                                                                          68,900               37,285
            Electronic Data Processing P.L.C.                                                    158,802              218,394
        *   Elementis P.L.C.                                                                   2,564,704            1,584,313
        *   Emerald Energy P.L.C.                                                                 74,090              188,200
        *   Emess P.L.C.                                                                       1,873,168              299,871
            Ennstone P.L.C.                                                                    1,590,697            1,079,289
        *   Enodis P.L.C.                                                                        718,000            1,379,490
        *   Entertainment Rights P.L.C.                                                        2,797,560              791,571
        *   Erinaceous Group P.L.C.                                                              371,424            1,188,893
        *   Eurodis Electron P.L.C.                                                            2,531,550               90,522
        *   European Colour P.L.C.                                                               185,000               64,537
            European Motor Holdings P.L.C.                                                       271,675            1,046,186
            Fenner P.L.C.                                                                        272,000              676,171
        *   Ferguson International Holdings P.L.C.                                                88,836               40,754
            Ferraris Group P.L.C.                                                                318,428              676,441
        *   Fibernet Group P.L.C.                                                                403,764              605,419
        *   FII Group P.L.C.                                                                     104,900               13,535
            Filtronic P.L.C.                                                                     388,560            1,453,479
        *   Financial Objects P.L.C.                                                             139,000              151,342
            First Technology P.L.C.                                                              413,120            2,807,206
            Fisher (James) & Sons P.L.C.                                                         255,000            1,382,571
            FKI P.L.C.                                                                           667,689            1,692,457
            Fortress Holdings P.L.C.                                                             200,000              109,911
            Freeport P.L.C.                                                                      225,161            1,688,088
            Fuller, Smith & Turner P.L.C. Series A                                                90,790            1,239,763
            Fulmar P.L.C.                                                                        107,500              169,255
            Future Network P.L.C.                                                                669,770              812,548
            Galliford Try P.L.C.                                                                 646,740              648,948
            Game Group P.L.C.                                                                  2,463,197            3,208,738
        *   Garton Engineering P.L.C.                                                              6,000                    0
        *   Gaskell P.L.C.                                                                        40,000                7,248
            GB Group P.L.C.                                                                      607,131              257,728
        *   Georgica P.L.C.                                                                      124,719              158,609
        *   Gladstone P.L.C.                                                                     158,000               65,161
            Gleeson (M.J.) Group P.L.C.                                                          303,626            1,176,120
        *   Global Natural Energy P.L.C.                                                          40,317              146,319
            Goodwin P.L.C.                                                                         5,000               26,646
            Gowrings P.L.C.                                                                       15,000               29,106
            Great Portland Estates P.L.C.                                                      1,131,734            6,927,729
            Greene King P.L.C.                                                                   161,379            3,680,445
        *   Greenwich Resources P.L.C.                                                           312,000               17,146
            Guiness Peat Group P.L.C.                                                            530,152              801,698
        *   Gyrus Group P.L.C.                                                                   548,083            2,321,834
            Halstead (James) Group P.L.C.                                                         79,267              938,865

        *   Hampson Industries P.L.C.                                                            481,250              200,282
        *   Hampton Trust P.L.C.                                                                 200,491                5,269
            Hardy Underwriting Group P.L.C.                                                       11,401               51,777
            Hardys & Hansons P.L.C.                                                              131,585            1,391,817
        *   Harvey Nash Group P.L.C.                                                             100,000              152,612
        *   Hawtin P.L.C.                                                                        150,000               35,182
            Haynes Publishing Group P.L.C.                                                        25,591              171,291
            Headway P.L.C.                                                                       101,967              221,947
            Helical Bar P.L.C.                                                                   156,440            3,186,507
        *   Heywood Williams Group P.L.C.                                                        688,840            1,160,470
            Highbury House Communications P.L.C.                                               2,726,216              468,777
            Highway Insurance Holdings P.L.C.                                                  1,189,311              733,021
            Hill & Smith Holdings P.L.C.                                                          74,890              171,728
            Hiscox P.L.C.                                                                      1,873,464            5,692,277
            Hit Entertainment P.L.C.                                                              12,647               62,831
            Hitachi Capital (UK) P.L.C.                                                          150,432              685,856
        *   Homestyle Group P.L.C.                                                               431,208            1,058,202
            House of Fraser P.L.C.                                                             1,396,407            2,818,528
            Hunting P.L.C.                                                                       805,904            2,797,029
        *   IAF Group P.L.C.                                                                      66,500               21,609
            IFX Group P.L.C.                                                                     172,779              323,622
            Incepta Group P.L.C.                                                               1,182,916            1,537,268
            Infast Group P.L.C.                                                                  841,899              301,870
        *   Intec Telecom Systems P.L.C.                                                         462,054              595,238
            Intelek P.L.C.                                                                       555,250               92,583
            Intserve P.L.C.                                                                      145,032              872,479
            Inveresk P.L.C.                                                                      756,409              137,756
        *   IQE P.L.C.                                                                           125,500               24,531
        *   Jarvis Porter Group P.L.C.                                                           101,000               19,306
            JJB Sports P.L.C.                                                                    595,749            2,312,425
            JKX Oil and Gas P.L.C.                                                               581,306            1,350,620
            John David Group P.L.C.                                                               45,672              172,287
            Johnson Service Group P.L.C.                                                          37,000              280,183
        *   Kalamazoo Computer Group P.L.C.                                                       12,200                  408
            KBC Advanced Technologies P.L.C.                                                     335,668              236,855
        *   Kewill Systems P.L.C.                                                                 60,000               74,429
            Kiln P.L.C.                                                                           35,777               55,060
        *   Kingston Communications P.L.C.                                                     2,984,965            3,516,545
        *   Knowledge Support Systems Group P.L.C.                                               136,000                2,080
            Laing (John) P.L.C.                                                                  226,209            1,024,783
            Laird Group P.L.C.                                                                   216,800            1,514,194
            Lambert Howarth Group P.L.C.                                                         118,489              643,759
        *   Lamont Holdings P.L.C.                                                               100,000                1,195
        *   Laura Ashley Holdings P.L.C.                                                         375,000               98,484
            Lavendon Group P.L.C.                                                                244,915              686,634
        *   Leeds Group P.L.C.                                                                   241,639               62,059
            Linton Park P.L.C.                                                                    40,500              286,249
            Litho Supplies P.L.C.                                                                107,000               99,292
            London Industrial P.L.C.                                                             128,461            4,985,472
            London Merchant Securities P.L.C.                                                  2,443,313            9,355,307
            Lookers P.L.C.                                                                       203,811            1,176,677
            Low & Bonar P.L.C.                                                                   626,981            1,429,934
            Luminar P.L.C.                                                                       900,284            8,616,945
            Lupus Capital P.L.C.                                                               1,125,000              354,219

            Macfarlane Group P.L.C.                                                              823,481              488,556
            Macro 4 P.L.C.                                                                        44,820              158,811
            Mallett P.L.C.                                                                        69,900              382,649
            Management Consulting Group P.L.C.                                                 1,273,000            1,066,770
        #   Manganese Bronze Holdings P.L.C.                                                     105,064              383,051
            Marlborough Stirling P.L.C.                                                          404,000              320,826
        *   Marylebone Warwick Balfour Group P.L.C.                                              790,303            1,006,605
            Mayborn Group P.L.C.                                                                  50,000              253,314
        *   Mayflower Corp. P.L.C.                                                             1,809,000              233,408
            McAlpine (Alfred) P.L.C.                                                             766,927            4,233,945
            McKay Securities P.L.C.                                                              178,773              870,815
        *   Medical Solutions P.L.C.                                                              61,000                7,871
        *   Medisys P.L.C.                                                                       800,000              112,745
            Merrydown P.L.C.                                                                      94,172              227,679
            Mersey Docks & Harbour Co. P.L.C.                                                    575,409            9,823,326
            Metalrax Group P.L.C.                                                                200,000              296,523
            Mice Group P.L.C.                                                                    510,721              496,932
        *   Microgen P.L.C.                                                                      662,208              695,548
        *   Mid-States P.L.C.                                                                     50,000               15,292
            Minerva P.L.C.                                                                     1,381,242            7,656,439
            Molins P.L.C.                                                                        101,360              295,771
            Montpellier Group P.L.C.                                                              14,000                4,594
        *   Morgan Crucible Company P.L.C.                                                     1,758,048            5,567,765
            Morse P.L.C.                                                                         101,664              193,942
            Moss Brothers Group P.L.C.                                                           450,000              909,085
            Mothercare P.L.C.                                                                    119,766              665,651
            Mowlem (John) & Co. P.L.C.                                                           632,218            2,260,254
            MS International P.L.C.                                                               49,000               70,255
            MSB International P.L.C.                                                             125,552              197,000
            Mtl Instruments Group P.L.C.                                                          11,100               54,231
            Mucklow (A & J) Group P.L.C.                                                         324,211            2,098,518
        *   Music Choice Europe P.L.C.                                                           191,633               63,127
      * #   My Travel Group P.L.C.                                                             3,336,000              330,494
        *   Ncipher P.L.C.                                                                       170,097              710,451
            Nestor Healthcare Group P.L.C.                                                       487,994            1,259,960
        *   Nettec P.L.C.                                                                        220,000                7,359
        *   New Avesco P.L.C.                                                                     56,789               80,332
            NHP P.L.C.                                                                         1,926,517            9,465,097
            Nichols P.L.C.                                                                        48,000              156,675
        *   Noble Investments (UK) P.L.C.                                                            300                  301
            Northamber P.L.C.                                                                     98,276              176,583
        *   NSB Retail P.L.C.                                                                  1,895,000            1,024,205
        *   NXT P.L.C.                                                                            48,000               45,811
            Owen (H.R.) P.L.C.                                                                    79,333              307,135
            Oxford Instruments P.L.C.                                                            269,240              997,197
        *   Pace Micro Technology P.L.C.                                                         616,176              647,799
            Panther Securities P.L.C.                                                             45,000              247,300
            Parity Group P.L.C.                                                                  420,000               80,262
            Partridge Fine Arts P.L.C.                                                            33,000               36,586
            Pendragon P.L.C.                                                                     237,500            1,206,142
            Penna Consulting P.L.C.                                                               89,000              226,308
        *   Pharmagene P.L.C.                                                                    387,527              300,292
            PHS Group P.L.C.                                                                   2,604,909            3,462,840
        *   Pilkingtons Tiles Group P.L.C.                                                       170,000               13,406

        *   Pillar Property P.L.C.                                                               601,021            8,098,558
            Pittards P.L.C.                                                                       39,000               18,286
        *   Plantation & General P.L.C.                                                           64,601               22,845
            Portmeirion Group P.L.C.                                                              56,335              196,524
            Porvair P.L.C.                                                                       245,971              487,851
        *   Premier Oil P.L.C.                                                                   396,934            4,246,607
        *   Pressac P.L.C.                                                                       429,000               41,791
            Primary Health Properties P.L.C.                                                     102,890              534,251
        *   Probus Estates P.L.C.                                                                416,666                6,571
        *   Provalis P.L.C.                                                                    2,427,440              396,079
            Psion P.L.C.                                                                       2,637,694            2,767,634
        *   QA P.L.C.                                                                             80,000                4,402
        *   Quays Group P.L.C.                                                                    71,000                8,143
            Quintain Estates & Development P.L.C.                                                458,696            4,147,535
            RAC P.L.C.                                                                           215,033            2,506,759
            Radamec Group P.L.C.                                                                  71,000               37,422
            Ransom (William) & Son P.L.C.                                                        115,000              113,216
            Raven Mount P.L.C.                                                                   125,337              161,864
        *   Redbus Imterhouse P.L.C.                                                             692,230              188,251
        *   Redstone P.L.C.                                                                    2,527,827              381,570
            Reg Vardy P.L.C.                                                                     240,559            2,058,279
            Regent Inns P.L.C.                                                                   754,549              727,767
            Renold P.L.C.                                                                        434,470              614,995
            Ricardo P.L.C.                                                                       228,464              957,754
            Rowe Evans Investments P.L.C.                                                         95,900              292,254
            Roxboro Group P.L.C.                                                                  60,000              425,568
        *   Royal Doulton P.L.C.                                                                 588,000              123,653
            RPC Group P.L.C.                                                                     355,740            1,434,298
            Rugby Estates P.L.C.                                                                  68,065              367,378
            Rutland Trust P.L.C.                                                                 182,210              128,869
            S & U P.L.C.                                                                           7,000               73,389
        *   Safeland P.L.C.                                                                      100,000              109,045
        #   Sanctuary Group P.L.C.                                                             2,860,079            2,527,827
            Savills P.L.C.                                                                        90,000              717,755
            Scapa Group P.L.C.                                                                   813,287              436,620
        *   SDL P.L.C.                                                                           166,480              383,489
            Senior P.L.C.                                                                      2,068,718            1,503,921
        *   SFI Group P.L.C.                                                                      79,000               46,813
            Shaftesbury P.L.C.                                                                 1,180,236            6,858,002
        *   Sherwood Group P.L.C.                                                                424,000               76,995
            Shiloh P.L.C.                                                                         25,000               60,445
        *   ShopRite Group P.L.C.                                                                196,000               45,895
        *   Simon Group P.L.C.                                                                   962,861              792,966
            Sinclair (William) Holdings P.L.C.                                                    81,940               87,598
            Singer & Friedlander Group P.L.C.                                                  1,541,615            8,264,166
            Sirdar P.L.C.                                                                        280,105              173,320
            Smart (J.) & Co. (Contractors) P.L.C.                                                 18,263              204,222
            Smith (David S.) Holdings P.L.C.                                                   2,885,802            8,215,555
            Smith (James) Estates P.L.C.                                                         101,632              791,647
            Smith (WH) P.L.C.                                                                    259,297            1,477,504
        *   Soco International P.L.C.                                                              5,000               28,431
            Somerfield P.L.C.                                                                  1,959,426            5,717,342
            Speedy Hire P.L.C.                                                                    15,000              138,272
        *   Spirent P.L.C.                                                                     2,120,832            2,888,659

            Spring Group P.L.C.                                                                  200,000              369,060
            St. Ives P.L.C.                                                                      272,175            2,014,714
            St. Modwen Properties P.L.C.                                                         214,000            1,255,520
            Stanley (Charles) Group P.L.C.                                                       150,000              734,015
            Stanley Leisure P.L.C.                                                             1,140,394            9,735,064
        *   Sterling Publishing Group P.L.C.                                                     300,000               77,416
            Stylo P.L.C.                                                                           5,293                6,172
            Swallowfield P.L.C.                                                                   60,849              101,564
        *   Tadpole Technology P.L.C.                                                            296,000               59,466
        *   Tandem Group P.L.C.                                                                  472,000                    0
            Taylor Woodrow P.L.C.                                                                 76,520              339,566
        #   TBI P.L.C.                                                                         4,253,603            7,467,979
        *   Telecity P.L.C.                                                                      389,352              102,138
            Telemetrix P.L.C.                                                                    143,000              352,537
        *   Telspec P.L.C.                                                                       205,000               48,938
        *   Terence Chapman Group P.L.C.                                                          62,500                  379
            Tex Holdings P.L.C.                                                                   11,000               27,077
            The Big Food Group P.L.C.                                                          2,166,175            3,832,591
            The Cardiff Property P.L.C.                                                            4,000               60,021
        *   The Innovation Group P.L.C.                                                          889,000              650,707
            The Malcolm Group P.L.C.                                                             388,408              724,339
        *   The Television Corp. P.L.C.                                                          202,247              373,503
            Thorpe (F.W.) P.L.C.                                                                  19,149              121,737
        *   Thus Group P.L.C.                                                                  9,852,260            2,687,906
            Tinsley (Eliza) Group P.L.C.                                                         145,967               71,204
            Titon Holdings P.L.C.                                                                 36,110               70,562
        #   Tops Estates P.L.C.                                                                  275,064            1,802,442
        *   Torotrak P.L.C.                                                                      167,000              237,172
        *   Tottenham Hotspur P.L.C.                                                             146,000               76,169
            Town Centre Securities (New) P.L.C.                                                  384,986            2,405,069
            Trace Computers P.L.C.                                                                33,014               50,792
        *   Trafficmaster P.L.C.                                                                 300,000              438,274
            Transport Development Group P.L.C.                                                   470,684            2,034,689
            Treatt P.L.C.                                                                         28,663              103,004
            Trifast P.L.C.                                                                         6,000                9,007
            TT Electronics P.L.C.                                                                970,082            3,566,405
            U.K. Coal P.L.C.                                                                     904,171            2,296,041
            UCM Group P.L.C.                                                                     166,000              222,652
            Ultraframe P.L.C.                                                                     24,169               39,257
            Umeco P.L.C.                                                                          96,782              762,798
            Uniq P.L.C.                                                                          755,514            3,012,882
            Unite Group P.L.C.                                                                   669,432            3,217,585
            Universal Salvage P.L.C.                                                             135,633              198,337
            Urbium P.L.C.                                                                          1,752               17,037
            Vega Group P.L.C.                                                                     14,000               46,340
        *   Vernalis P.L.C.                                                                      132,072              218,122
            Victoria P.L.C.                                                                       52,231              227,562
            Vislink P.L.C.                                                                       533,047              214,214
        *   Volex Group P.L.C.                                                                   195,418              356,902
            VP P.L.C.                                                                            315,426              949,442
        *   Vtr P.L.C.                                                                            13,000               22,529
            Wagon P.L.C.                                                                         333,848            1,047,100
        *   Walker Greenbank P.L.C.                                                              297,910               51,251
            Warner Estate Holdings P.L.C.                                                        297,920            2,796,822

        *   Waterdorm P.L.C.                                                                      70,000                    0
            Waterman P.L.C.                                                                      203,969              365,065
            Wembley P.L.C.                                                                       171,000            2,225,874
            Westbury P.L.C.                                                                      999,554            7,313,887
            Whitehead Mann Group P.L.C.                                                           22,000               66,476
            Willliam Jacks P.L.C.                                                                 10,000               14,814
            Wilmington Group P.L.C.                                                              422,000            1,105,781
        *   Wilshaw P.L.C.                                                                        28,000                4,683
            Wolverhampton & Dudley Breweries P.L.C.                                              648,661           11,345,783
            Woolworths Group P.L.C.                                                           11,067,763            9,415,643
            WSP Group P.L.C.                                                                     366,454            1,618,073
            Wyevale Garden Centres P.L.C.                                                        372,593            2,644,140
            Wyndeham Press Group P.L.C.                                                          293,019              720,016
            XANSA P.L.C.                                                                         759,231            1,342,379
        *   Xenova Group P.L.C.                                                                2,170,484              258,316
        *   Yorkshire Group P.L.C.                                                               117,096               12,870
            Young & Co's Brewery P.L.C. Class A                                                    8,950              224,375
            Zotefoams P.L.C.                                                                     196,330              253,317
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $367,969,862)                                                                                          489,349,711
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   British Pound Sterling                                                                                  3,737,462
                                                                                                           ------------------
   (Cost $3,651,554)

   RIGHTS/WARRANTS -- (0.0%)
        *   Letter of Entitlements - Audemars Piguet                                              81,758                    0
        *   SFI Holdings Litigation Certificate                                                   79,000                    0
        *   Xenova Group P.L.C. Warrants 12/31/08                                                125,718                5,107
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                          5,107
                                                                                                           ------------------

   TOTAL -- UNITED KINGDOM
     (Cost $371,621,416)                                                                                          493,092,280
                                                                                                           ------------------

   AUSTRALIA -- (6.2%)
   COMMON STOCKS -- (6.1%)
            A.P. Eagers, Ltd.                                                                     28,897              159,988
        *   Adacel Technologies, Ltd.                                                            123,126               28,443
            Adelaide Brighton, Ltd.                                                            3,044,414            3,964,170
        #   Adsteam Marine, Ltd.                                                               2,090,659            2,646,739
            Alesco Corp., Ltd.                                                                    82,751              520,924
        *   Altium, Ltd.                                                                         279,609               64,844
            Amalgamated Holdings, Ltd.                                                           511,945            1,642,702
            Amcom Telecommunications, Ltd.                                                     1,845,098              298,052
        *   Amrad Corp., Ltd.                                                                    638,574              255,946
            Ansell, Ltd.                                                                         318,229            2,255,693
            APN News & Media, Ltd.                                                               230,719              890,070
            Ariadne Australia, Ltd.                                                              369,295              111,106
        *   Atlas Pacific, Ltd.                                                                  113,450               14,891
            AuIron Energy, Ltd.                                                                   90,569              157,738

            Ausdrill, Ltd.                                                                       531,573              209,382
            Auspine, Ltd.                                                                        374,177            1,118,259
        *   Austal, Ltd.                                                                         654,587              984,919
      * #   Austar United Communications, Ltd.                                                 1,264,310              879,344
        #   Austereo Group, Ltd.                                                               2,895,433            3,622,909
        *   Austral Coal, Ltd.                                                                   999,323              617,864
            Australand Property Group                                                          1,482,355            2,085,856
            Australian Agricultural Co., Ltd.                                                  1,083,109            1,248,368
            Australian Pharmaceutical Industries, Ltd.                                           849,117            2,234,683
        *   Australian Worldwide Exploration, Ltd.                                               116,990              176,489
            Auto Group, Ltd.                                                                      64,351               32,878
        #   AV Jennings Homes, Ltd.                                                            1,345,251            1,686,961
            Avatar Industries, Ltd.                                                              114,089               67,888
        *   Avexa, Ltd.                                                                          319,287               64,411
            AWB, Ltd.                                                                            328,591            1,207,933
        *   BayCorp Advantage, Ltd.                                                            1,734,835            4,180,839
            Beach Petroleum NL                                                                 1,636,811              581,047
        *   Biota Holdings, Ltd.                                                                 136,051               60,848
            Boral, Ltd.                                                                           23,843              126,920
            Brickworks, Ltd.                                                                     139,350            1,237,944
            Bridgestone Australia, Ltd.                                                           69,645              191,345
        *   Burns, Philp & Co., Ltd.                                                             748,991              514,803
            Caltex Australia, Ltd.                                                               402,300            2,851,701
            Candle Australia, Ltd.                                                               297,395              474,064
            Capral Aluminium, Ltd.                                                               426,268              784,686
            Cellnet Telecommunications Group, Ltd.                                               281,809              372,143
            Central Equity, Ltd.                                                                 447,284              702,889
        *   Chiquita Brands South Pacific, Ltd.                                                  684,380              413,107
            Circadian Technologies, Ltd.                                                          38,781               65,730
        *   Climax Mining, Ltd.                                                                  352,562               28,353
      * #   Clough, Ltd.                                                                       2,914,860            1,126,308
            Coates Hire, Ltd.                                                                    275,116              965,222
            Collection House, Ltd.                                                               312,600              418,063
            Commander Communications, Ltd.                                                       496,380              916,873
        *   Coplex Resources NL                                                                  351,512               24,546
            Coventry Group, Ltd.                                                                 227,864            1,290,147
        *   CPI, Ltd.                                                                            121,577               76,201
            Crane Group, Ltd.                                                                    434,966            3,398,069
        #   Croesus Mining NL                                                                  2,282,517            1,051,784
        *   Cumnock Coal, Ltd.                                                                    15,710                5,790
        #   DCA Group, Ltd.                                                                      611,663            1,588,288
            Devine, Ltd.                                                                         685,010              361,024
        *   Dominion Mining, Ltd.                                                                116,119               34,877
            Downer Group, Ltd.                                                                 1,980,116            6,853,909
        *   Emporer Mines, Ltd.                                                                  189,033               92,895
            Energy Developments, Ltd.                                                            789,285            2,099,252
            Energy Resources of Australia, Ltd. Series A                                         200,366              984,003
        *   Energy World Corp., Ltd.                                                             393,461                5,141
            Evans & Tate, Ltd.                                                                    80,488               65,979
        #   FKP, Ltd.                                                                            409,028            1,141,964
        *   Forest Enterprises Australia, Ltd.                                                 1,368,992              688,209
        #   Futuris Corp., Ltd.                                                                4,233,124            6,907,567
            Gazal Corp., Ltd.                                                                     89,069              255,416
            Globe International, Ltd.                                                          3,230,264            1,210,639

            Gowing Bros., Ltd.                                                                   148,979              304,597
        *   Gowing Retail, Ltd.                                                                    5,323                1,151
        *   Gradipore, Ltd.                                                                       43,768               27,071
        #   Graincorp, Ltd. Series A                                                              54,918              560,457
            Grand Hotel Group                                                                  1,775,144            1,110,558
            GRD NL                                                                               130,884              283,637
            Great Southern Plantations, Ltd.                                                     375,976            1,099,652
            Green's Foods, Ltd.                                                                  101,626               73,007
            GUD Holdings, Ltd.                                                                    96,340              822,988
        *   Gympie Gold, Ltd.                                                                    266,614              115,845
        *   Haoma Mining NL                                                                      440,554               34,036
            Healthscope, Ltd.                                                                    143,376              445,984
            Henry Walker Eltin Group, Ltd.                                                     1,153,772              503,874
            HGL, Ltd.                                                                            226,059              341,020
            Home Building Society, Ltd.                                                            8,851               41,977
            Housewares International, Ltd.                                                       140,860              291,866
        *   Hudson Investment Group, Ltd.                                                        297,500                6,002
      * #   Hutchison Telecommunications (Australia), Ltd.                                     3,976,153            1,115,760
            Iluka Resources, Ltd.                                                              1,840,798            8,320,098
        *   Imdex, Ltd.                                                                          202,532               29,529
        *   Intercard Wireless, Ltd.                                                              62,379                2,178
        *   Intermoco, Ltd.                                                                      558,800               32,663
        *   International All Sports, Ltd.                                                        37,973                9,994
        #   Investor Group, Ltd.                                                                  42,466              129,022
        #   ION, Ltd.                                                                            554,140              422,302
            IWL, Ltd.                                                                             44,166               77,140
            JDV, Ltd.                                                                             40,681               24,418
        #   Jones (David), Ltd.                                                                  805,650            1,440,658
            K&S Corp., Ltd.                                                                       85,482              194,396
            Keycorp, Ltd.                                                                        124,013              174,460
            Lemarne Corp., Ltd.                                                                   38,606               75,779
            Lighting Corp., Ltd.                                                                 599,001              369,326
        #   MacArthur Coal, Ltd.                                                                 634,488            2,081,122
            MacMahon Holdings, Ltd.                                                              305,720              114,530
        *   Macquarie Corporate Telecommunications, Ltd.                                         303,300               44,605
            Magellan Petroleum Australia, Ltd.                                                    29,537               30,228
            MaxiTRANS Industries, Ltd.                                                           182,891              151,052
            McGuigan Simeon Wines, Ltd.                                                          100,766              410,084
            McPherson's, Ltd.                                                                     38,186              162,344
        #   Miller's Retail, Ltd.                                                              1,778,400            1,664,027
        *   Minara Resources, Ltd.                                                               460,025              772,661
            Namoi Cotton Cooperative, Ltd.                                                       152,330               69,156
            National Can Industries, Ltd.                                                         18,850               21,954
            Nufarm, Ltd.                                                                         220,300            1,405,078
            Onesteel, Ltd.                                                                     1,077,345            2,054,735
        *   Orbital Engine Corp., Ltd.                                                           165,000               14,830
            Pacific Group, Ltd.                                                                  959,052            2,710,301
            Pacific Hydro, Ltd.                                                                  151,273              431,486
        *   Payce Consolidated, Ltd.                                                              86,666              181,444
        *   Perilya Mines NL                                                                     577,717              382,910
        *   Petsec Energy, Ltd.                                                                  153,726              168,700
        *   Plantcorp NL                                                                          14,403                    0
            Plaspak Group, Ltd.                                                                  471,665              342,529
        *   PMP, Ltd.                                                                            666,000            1,039,875

            Port Bouvard, Ltd.                                                                   473,589              497,523
            Portman, Ltd.                                                                      1,002,116            2,340,792
        *   PowerTel, Ltd. Series B                                                              441,788              476,177
        *   Pracom, Ltd.                                                                         122,300                1,328
            Prime Television, Ltd.                                                               676,788            1,652,456
        *   Primelife Corp., Ltd.                                                                272,182              352,565
            Queensland Cotton Holdings, Ltd.                                                     151,610              529,403
        *   Reinsurance Australia Corp., Ltd.                                                  1,605,774              708,655
        *   Resolute Mining, Ltd.                                                                 89,083              104,105
        #   Ridley Corp., Ltd.                                                                 1,815,994            1,910,071
      * #   Roc Oil Co., Ltd.                                                                    933,529            1,323,032
        *   Senetas Corp., Ltd.                                                                  206,798               39,359
            Servcorp, Ltd.                                                                        28,622               59,278
            Seven Network, Ltd.                                                                  705,659            3,432,084
            Sigma Co., Ltd.                                                                      152,700            1,100,741
        *   Silex System, Ltd.                                                                   197,100              191,549
            Smorgon Steel Group, Ltd.                                                          5,149,119            4,771,692
            SMS Management & Technology, Ltd.                                                  1,239,198              327,191
      * #   Sons of Gwalia, Ltd.                                                                 942,771              950,942
        #   Southern Cross Broadcasting (Australia), Ltd.                                        496,987            5,946,418
        *   Southern Pacific Petroleum NL                                                        424,400               79,030
        #   SPC Ardmona, Ltd.                                                                  1,286,654            2,113,532
            Spotless Group, Ltd.                                                                   5,600               21,386
        *   St. Barbara Mines, Ltd.                                                              329,338               18,990
        *   Straits Resources, Ltd.                                                              577,289              823,870
        *   Strathfield Group, Ltd.                                                              165,666               28,209
        *   Tap Oil, Ltd.                                                                        838,883            1,192,233
        *   Television & Media Services, Ltd.                                                    240,000                7,806
        #   Ten Network Holdings, Ltd.                                                           656,900            2,159,712
            Thakral Holdings Group                                                             4,169,239            2,348,864
            The Gribbles Group, Ltd.                                                           2,006,458              961,952
            Ticor, Ltd.                                                                          803,346              931,204
        #   Timbercorp, Ltd.                                                                   1,368,442            2,174,109
        *   Titan Resources NL                                                                   855,700              141,965
            Triako Resources, Ltd.                                                                35,100               44,920
            Trust Company of Australia, Ltd.                                                      22,214              149,320
            United Group, Ltd.                                                                    91,667              456,968
            UXC, Ltd.                                                                            540,867              342,944
            Villa World, Ltd.                                                                    231,802              276,220
      * #   Village Roadshow, Ltd.                                                             1,517,302            2,341,563
            Vision Systems, Ltd.                                                               1,032,478              969,512
        #   Volante Group, Ltd.                                                                  265,009              311,246
        #   Wattyl, Ltd.                                                                         566,565            1,677,679
        *   Webster, Ltd.                                                                        177,300              117,586
            Wide Bay Capricorn Building Society, Ltd.                                             29,461              152,347
        *   Xanadu Wines, Ltd.                                                                   150,525                9,174
        *   Yates, Ltd.                                                                          144,138                5,789
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $105,792,021)                                                                                          152,706,622
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Australian Dollar                                                                                       1,312,886
                                                                                                           ------------------
   (Cost $1,266,921)

   PREFERRED STOCKS -- (0.0%)
            Southern Cross Broadcasting (Australia), Ltd.                                          7,294               84,891
        *   Village Roadshow, Ltd. 2% Class A                                                    448,305              592,647
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $393,188)                                                                                                  677,538
                                                                                                           ------------------

   TOTAL -- AUSTRALIA
     (Cost $107,452,130)                                                                                          154,697,046
                                                                                                           ------------------

   FRANCE -- (4.6%)
   COMMON STOCKS -- (4.6%)
        *   Actielec Technologies                                                                 28,700              135,653
            Affine                                                                                 9,997              906,960
        *   Alain Manoukian SA                                                                     9,565              356,836
            Ares (Groupe) SA                                                                      40,932              267,145
            Aubay SA                                                                              57,977              303,097
        #   Bacou-Dalloz                                                                          35,939            2,768,380
            Bains de Mer et du Cercle des Etrangers a Monaco                                       7,064            3,724,441
        *   Bigben Interactive                                                                    13,755               53,108
            Bongrain SA                                                                           68,318            4,636,624
        *   Bull SA                                                                            1,328,747              831,159
            Burelle SA                                                                            11,325            1,344,243
        *   Cap Gemini SA                                                                         22,766              734,776
        *   Carbone Lorraine                                                                      37,158            1,806,362
            CEGID SA                                                                               4,108              133,976
            CFF Recycling SA                                                                      77,680            2,043,039
        *   CGBI                                                                                   7,000                3,057
            Cie Financiere Pour La Location D'Immeubles Industriels &
              Commerciaux Sa                                                                      48,652            2,761,324
      * #   Club Mediterranee SA                                                                  76,303            3,504,750
            Compagnie Internationale Andre Trigano Ciat SA                                         2,100               58,668
        *   Conflandey SA                                                                          1,939               31,044
            Consortium International de Diffusion et de Representation Sante                       1,300               14,286
            Crometal SA                                                                            7,844              499,359
        *   CS Communication et Systemes                                                          13,500              531,232
            Delachaux SA                                                                           9,672            1,274,526
        *   Desquenne et Giral SA                                                                  4,761               62,762
            Deveaux SA                                                                             5,487              568,679
            Didot-Bottin                                                                           1,204              144,175
        *   Dynaction SA                                                                          14,102              307,746
            Elior                                                                                 58,756              600,363
            Etam Developpement SA                                                                 34,200              724,529
        *   Euraltech SA                                                                          55,173              101,389
      * #   Euro Disney SCA                                                                    5,082,010            1,829,230
            Evialis SA                                                                            12,253              489,182
        *   Explosifs et de Produits Chimiques                                                       312              117,354
        *   Faros SA                                                                              14,221               54,701
        #   Faurecia SA                                                                           14,175            1,060,155
            Fimalac SA                                                                           108,252            4,906,620
            Francois Freres (Tonnellerie) SA                                                       7,177              196,444
        *   Gantois Series A                                                                         465                6,551

            Gascogne SA                                                                           10,334              925,505
            Gaumont                                                                               10,491              761,344
        *   Generale de Geophysique SA                                                            63,182            4,001,039
        *   Geodis SA                                                                              4,900              511,024
            Gevelot                                                                                4,129              288,378
            GFI Informatique SA                                                                  163,600              970,667
            Groupe Bourbon SA                                                                      5,724              275,139
        *   Groupe Flo SA                                                                         52,020              350,085
        *   Groupe Focal SA                                                                        5,149               32,163
            Groupe Guillin SA                                                                        480               33,121
            Guerbet SA                                                                             4,911              444,272
            Guyenne et Gascogne SA                                                                13,079            1,444,616
            Hbs Technologie SA                                                                       405                8,107
            IDSUD                                                                                  2,000               66,639
        *   Immobiliere et Hoteliere SA                                                           27,700               73,581
        *   IMS International Metal Service SA                                                    89,627              905,299
            Ingenico SA                                                                           20,000              326,999
            Laurent-Perrier                                                                       17,743              740,161
            Lisi SA                                                                               42,753            2,218,965
      * #   LVL Medical Groupe SA                                                                 27,900              205,517
        *   Maire (Henri)                                                                          1,252               15,069
        #   Marionnaud Parfumeries Retails Perfumes                                               86,786            2,564,953
        *   Matussiere et Forest SA                                                               15,720               60,589
        *   Metaleurop SA                                                                         62,320               44,726
            MGI Coutier SA                                                                         9,404              436,479
            Montupet SA                                                                           53,534            1,498,364
            Nexans                                                                               106,551            4,104,461
            Nord Est SA                                                                           31,078            1,801,170
      * #   Oeneo                                                                                 61,605               83,394
        *   Otor SA                                                                               58,348              286,866
        *   Paris Orleans et Cie SA                                                                1,336              305,288
      * #   Penauille Polyservices SA                                                             98,852            1,063,931
        #   Pinguely-Haulotte SA                                                                 174,819            1,296,208
            Plastic Omnium SA                                                                     51,607            2,755,134
            Plastivaloire SA                                                                      12,734              372,623
            Prosodie SA                                                                           22,600              584,248
            Provimi SA                                                                            71,296            1,500,581
            PSB Industries SA                                                                      2,952              506,057
        *   Radiall SA                                                                            11,998              989,515
            Remy Cointreau SA                                                                     84,402            3,124,080
            Robertet SA                                                                            1,300              174,245
            Rougier SA                                                                             2,715              213,121
        *   S.T. Dupont SA                                                                        26,155              174,307
            SA Fromageries Bel la Vache Qui Rit                                                    3,875              680,556
            Sabeton                                                                               18,460              273,938
            Saint-Etienne                                                                            600               21,665
            Sasa Industries SA                                                                     8,994              261,316
        *   Saveurs de France-Brossard                                                             5,500              191,905
      * #   Scor SA                                                                            3,171,250            5,894,535
            SDR de Bretagne SA                                                                    10,437              369,060
            Sechilienne-Sidec                                                                      1,000              258,619
            Securidev SA                                                                          16,908              276,535
            Selectibail                                                                          117,874            4,593,674
            Setforge                                                                                 600               22,897

            Signaux Girod SA                                                                       6,528              456,501
            SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)               62,165            5,626,699
            Skis Rossignol SA                                                                      7,216              130,805
            Smoby SA                                                                               4,911              523,075
            Societe Industrielle D'Aviations Latecoere SA                                         20,648              887,602
            Sucriere de Pithiviers-le-Vieil                                                        2,335            1,765,450
        *   Sylis SA                                                                              42,904              314,130
            Taittinger SA                                                                          1,086              305,665
        *   Teamlog SA                                                                            38,219               97,830
            Tivoly SA                                                                              1,904               48,968
      * #   Ubi Soft Entertainment SA                                                             89,883            1,921,684
        #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                    43,572            6,024,506
        *   Valtech, La Defense                                                                  251,100              330,600
            Vilmorin et Cie SA                                                                    16,610            3,237,489
            VM Materiaux SA                                                                        3,272              338,505
            Vranken Monopole                                                                      22,961            1,095,757
        *   Xilam Animation                                                                       12,911               25,907
        *   XRT                                                                                   82,301               71,933
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,666,269)                                                                                           114,479,761
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                         133,819              149,395
        *   Groupe Ares SA Warrants 10/03/05                                                      29,000                5,400
        *   Oeneo Warrants 08/26/06                                                               28,305                1,505
        *   Prosodie SA Warrants 10/28/06                                                         19,600                9,786
        *   Ubi Soft Entertainment SA Warrants 05/14/06                                           66,800               17,746
        *   Valtech, La Defense Warrants 07/29/05                                                251,100               10,129
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $114,954)                                                                                                  193,961
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $77,781,223)                                                                                           114,673,722
                                                                                                           ------------------

   GERMANY -- (3.6%)
   COMMON STOCKS -- (3.6%)
        *   AAP Implantate AG                                                                     55,800              106,460
            Aareal Bank AG                                                                       152,234            4,654,002
        *   Acg AG Fuer Chipkarten und Informationssysteme                                        86,130              117,846
            Ackermann-Goeggingen AG                                                                3,520               68,336
            AC-Service AG                                                                         14,400               96,699
        *   Adva AG Optical Networking                                                            50,600              335,940
        *   Allbecon AG                                                                            6,700               17,835
            Andreae-Noris Zahn AG, Anzag                                                          31,491            1,349,289
        *   Articon Integralis AG                                                                 32,400               94,379
        *   Augusta Technologie AG                                                                56,100               37,242
            AWD Holding AG                                                                         7,044              264,562
        *   Baader Wertpapier Handelsbank AG                                                      42,049              292,001
            Bechtle AG                                                                            73,700            1,545,198
        *   Berliner Elektro Holding AG                                                           56,000              567,368

            Beta Systems Software AG                                                              20,850              340,443
            Bien-Haus AG                                                                          16,900              213,167
        #   Bilfinger & Berger Bau AG                                                            176,689            6,619,292
        *   Biolitec AG                                                                           36,500              201,519
        *   Biotest AG                                                                            19,623              314,408
        *   BMP AG                                                                                12,980               36,608
        *   Borussia Dortmund GMBH & Co. KGAA                                                     68,800              230,707
        #   Bremer Energiekonto AG                                                                54,600               82,114
        *   Bremer Woll-Kaemmerei AG                                                              50,582               39,161
        *   Broadnet Mediascape Communications AG                                                 28,400              117,157
        *   Brueder Mannesmann AG                                                                 20,600               56,126
        *   Caatoosee AG                                                                          69,600               40,646
      * #   Ce Consumer Electrnic AG                                                              46,800               72,800
            Cewe Color Holding AG                                                                 19,405              452,776
        *   Cinemaxx AG                                                                            3,100                6,713
            Comdirect Bank AG                                                                    173,200            1,680,362
            Computerlinks AG                                                                      10,900              185,663
        *   Concord Effekten AG                                                                    4,400                6,428
        *   Condomi AG                                                                            19,900               37,758
        *   COR AG Insurance Technologies                                                         12,700               20,284
        *   Cybio AG                                                                              11,100               40,578
        *   D. Logistics AG                                                                      174,237              313,038
        *   DAB Bank AG                                                                           61,779              439,363
        *   DAS Werk AG                                                                           10,600                  563
        *   Data Modul AG                                                                          5,106               77,346
        *   DEAG Deutsche Entertainment AG                                                        59,850              121,644
            Deutsche Euroshop AG                                                                  87,646            4,295,858
        *   Deutz AG                                                                             130,266              526,352
        *   Dierig Holding AG                                                                      8,750              145,954
        *   Drillisch AG                                                                          36,400              170,357
        *   Duerr Beteiligungs AG                                                                 55,310            1,099,920
            DVB Bank AG                                                                           11,529            1,565,591
      * #   Dyckerhoff AG DM50                                                                    29,750            1,233,984
        *   Eckert and Ziegler Strahlen - und Medizintechnik AG                                   12,700              140,878
      * #   Em.TV AG                                                                              36,712              141,009
        *   Epcos AG                                                                             176,709            2,806,026
        *   Escada AG                                                                             64,090            1,365,250
      * #   Evotec Biosystems AG                                                                 160,100              576,788
        #   FJA AG                                                                                16,618              110,332
        *   Freenet.De AG                                                                         98,700            2,132,346
            Fuchs Petrolub AG Oel & Chemie                                                        19,440            1,940,474
        *   Gesco AG                                                                                 611               15,559
      * #   Gft Technologies AG                                                                   92,927              213,812
        *   Gontard & Metallbank AG                                                               46,008                1,899
        *   GPC Biotech AG                                                                        72,300            1,135,962
        *   Herlitz AG                                                                            26,031               98,725
        *   Hoeft & Wessel AG                                                                     30,200              120,405
            Hucke AG                                                                              33,100              137,251
            Hutschenreuther AG                                                                     8,591              108,615
        *   I-D Media AG                                                                          11,265               18,531
        *   IM International Media AG                                                            149,500              121,417
            Interseroh AG                                                                          3,600               81,108
        *   Intershop Deutschland AG                                                               7,195                6,981
        *   Intertainment AG                                                                      14,082               37,993

        *   IPC Archtec AG                                                                        15,800               15,519
        *   Isra Vision Systems AG                                                                10,086              169,028
            IVG Immobilien AG                                                                     92,019            1,400,188
        #   Iwka AG                                                                              162,254            3,953,051
        *   Jenoptik AG                                                                          315,096            3,369,626
            Kampa-Haus AG                                                                         35,200              286,950
        *   Kaufring AG                                                                            5,600                1,422
        *   Kloeckner-Werke AG                                                                   177,348            2,852,430
        *   Kontron AG                                                                           171,520            1,629,611
            Krones AG                                                                              4,700              481,263
        #   KSB AG                                                                                 4,650              815,544
        *   Leica Camera AG                                                                        6,791               38,969
            Leifheit AG                                                                           16,342              424,206
            Leoni AG                                                                              16,300            1,084,995
        *   Loesch Umweltschutz AG                                                                16,000                6,811
        *   Loewe AG                                                                              36,000              298,966
        *   M & S Elektronik AG                                                                   19,600                  784
        *   Mania Technologie AG                                                                  12,100               22,565
        *   Mannheimer Aktiengesellschaft Holding AG                                              27,000               83,501
        *   Marbert AG                                                                             6,800                9,007
        *   Maternus-Kliniken AG, Bad Oyenhausen                                                   1,155                  766
        *   Maxdata AG                                                                           113,610              424,984
        *   Mediantis AG                                                                          10,950               28,964
        *   Mediclin AG                                                                           17,101               41,137
        *   Medigene AG                                                                           43,900              445,799
        *   Mosaic Software AG                                                                    21,800               27,900
            Muehlabauer Holdings AG & Co. KGAA                                                    10,800              399,312
        *   MVS Miete Vertrieb Service AG                                                         45,052              107,173
        *   Mwb Wertpapierhandelshaus AG                                                          15,700               51,567
        *   MWG Biotech AG                                                                       127,600               90,117
        *   Nemetschek AG                                                                         20,847              188,606
      * #   Norddeutsche Affinerie AG                                                            159,129            2,613,021
            Norddeutsche Steingutfabrik AG                                                         9,215               77,899
        *   Nordwest Handel AG                                                                    11,313               48,920
        *   November AG                                                                           24,500              183,768
        *   Pandatel AG                                                                           28,300               43,244
        *   Parsytec AG                                                                           46,192              172,132
            PC-Ware Information Technologies AG                                                   21,394              216,078
        *   Personal & Informatik AG                                                               2,150               22,558
        *   Pfleiderer AG                                                                        185,313            1,985,673
        *   Pironet NDH AG                                                                        22,901              123,532
        *   Pixelpark AG                                                                          15,050               24,838
      * #   Plambeck Neue Energien AG                                                             63,465               68,275
        *   Plasmaselect AG                                                                       94,765              504,372
        *   Primacom AG                                                                           62,300              100,630
      * #   Produkte und Syteme der Informationstechnologie AG                                    62,761              271,395
        *   Qs Communications AG                                                                 260,800            1,298,292
        *   Ravensberg Bau-Beteiligungen AG                                                       29,500                3,921
        *   Realtech AG                                                                           20,200              142,254
            REpower Systems AG                                                                    26,461              501,093
        #   Rheinmetall Berlin AG                                                                 85,490            4,377,375
        *   Rinol AG                                                                              15,000               28,851
        *   Roesch Medizintechnik AG                                                               7,300                1,648
        *   RTV Family Entertainment AG                                                            2,480                4,944

        *   Ruecker AG                                                                            25,400               82,706
        *   Saltus Technology AG                                                                   5,900               28,214
            Salzgitter AG                                                                        329,609            6,663,947
            Sartorius AG                                                                          20,000              398,685
            Schlott Sebaldus AG                                                                   23,023              615,039
            Sektkellerei Schloss Wachenheim AG                                                     2,900               35,371
        *   Senator Entertainment AG                                                              10,730               21,534
        *   Ser Systeme AG                                                                         9,400                1,004
        *   SHS Informationssysteme AG                                                            17,611               49,714
        *   SinnerSchrader AG                                                                     14,498               26,761
            Sixt AG                                                                               65,300            1,185,147
            Stahl (R.) AG                                                                         15,700              237,251
      * #   Steag Hamtech AG                                                                      45,600               89,691
        *   Stoehr & Co. AG                                                                       44,310              200,780
        *   Strabag AG                                                                            15,750              982,558
      * #   Suess Microtec AG                                                                     80,159              643,515
            Syskoplan AG                                                                          16,400              111,218
        *   Syzygy AG                                                                             30,000              176,521
        *   SZ Testsysteme AG                                                                      7,000                  289
            Technotrans AG                                                                        25,800              487,871
        *   Telegate AG                                                                           19,300              347,850
        *   Textilgruppe Hof AG                                                                   22,530              207,735
        *   TFG Venture Capital AG & Co. KGAA                                                     43,100              118,725
        *   Tiptel AG                                                                             13,600               17,034
        *   TTL Information Technology AG                                                         22,800               92,616
        *   TV Loonland AG                                                                        22,500               58,687
        *   Value Management & Research AG                                                        19,800               58,419
        *   VBH (Vereinigter Baubeschlag-Handel) AG                                                6,000               29,898
        *   Vereinigte Deutsche Nickel-Werke AG                                                   43,909               29,148
            Vossloh AG                                                                            39,200            1,772,377
        *   Walter Bau AG, Augsburg                                                               89,862              282,657
        *   WCM Beteiligungs AG                                                                1,202,768            2,094,590
            Westag and Getalit AG, Rheda-Wiedenbrueck                                             10,653              118,309
        *   Windhoff AG                                                                           11,400                1,160
            Wuerttembergische Lebensversicherung AG                                                5,000              101,886
            Wuerttembergische Metallwarenfabrik AG                                                64,620            1,151,863
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $68,881,534)                                                                                            91,729,442
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BMP AG Rights 12/06/04                                                                12,980                    0
        *   D. Logistics AG Rights 12/06/04                                                      174,237                    0
      * #   Em.TV AG Options 04/18/06                                                             36,712               15,613
        *   Intershop Holding AG, Zurich Rights 12/14/04                                           7,195                    0
        *   Medigene AG Rights 11/09/04                                                           43,900                    0
        *   MWG Biotech AG Rights 12/09/04                                                       127,600                    0
        *   November AG Rights 12/07/04                                                           24,500                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $99,180)                                                                                                    15,613
                                                                                                           ------------------

   TOTAL -- GERMANY
     (Cost $68,980,714)                                                                                            91,745,055
                                                                                                           ------------------

   SWITZERLAND -- (3.4%)
   COMMON STOCKS -- (3.4%)
            AFG Arbonia-Forster Holding AG                                                        10,550            1,435,166
            Allreal Holding AG                                                                     6,242              587,286
        *   Ascom Holding AG                                                                     160,800            2,455,349
            Baloise-Holding                                                                       43,308            1,820,549
            Bank Coop AG                                                                          11,560              515,573
        *   Banque Cantonale de Geneve                                                             8,520            1,371,273
            Banque Cantonale du Jura                                                                 800              181,076
            Banque Cantonale Vaudoise                                                              6,695            1,033,469
            Batigroup Holding AG                                                                  41,600              501,687
            Bobst Group SA                                                                       115,400            4,558,295
            Bossard Holding AG                                                                     5,450              313,747
            Bucher Industries AG, Niederweningen                                                  11,225            2,399,164
            Caisse d'Epargne Cantonale Vaudoise, Lausanne                                          1,900            1,858,458
            Calida Holding AG                                                                        400              103,262
        *   Card Guard AG                                                                         76,000              306,503
            Carlo Gavazzi Holding AG                                                               2,530              191,526
            Charles Voegele Holding AG                                                            37,400            1,669,035
            Cie Financiere Tradition                                                               3,121              287,250
            Converium Holding AG                                                                  77,200              696,553
            Conzzeta Holdings AG                                                                   3,340            3,365,219
        *   COS Computer Systems AG                                                                8,900              256,483
      * #   Crossair AG, Basel                                                                    71,730              534,209
            Daetwyler Holding AG, Atldorf                                                            940            2,094,706
      * #   Feintol International Holding AG                                                       4,290              843,848
        *   Fischer (Georg) AG, Schaffhausen                                                      22,887            5,908,640
        *   Flughafen Zuerich AG                                                                  49,800            5,680,509
        *   Forbo Holding AG, Eglisau                                                              9,291            2,596,561
            Galenica Holding, Ltd. AG, Bern                                                       20,000            3,647,163
        *   Golay-Buchel Holding SA, Lausanne                                                        125               85,886
            Gurit-Heberlein AG                                                                     2,860            2,283,820
            Helvetia Patria Holding                                                               31,871            4,442,141
            Industrieholding Cham AG, Cham                                                         7,000            1,599,088
            Kardex Ag, Zuerich                                                                     9,725              275,426
        *   Leica Geosystems Holdings AG                                                           3,500            1,033,208
        *   Lem Holdings AG, Lyss                                                                  1,880              452,955
        *   Maag Holding AG, Zuerich                                                               6,137              920,361
        *   Moevenpick-Holding, Zuerich                                                            1,960              578,417
        *   Nextrom Holding SA                                                                       250                1,471
            PSP Swiss Property AG                                                                 53,700            2,293,850
            Schweizerhall Holding AG, Basel                                                          720            1,125,122
        #   Schweizerische National Versicherungs Gesellschaft                                     5,388            2,786,841
        *   Sihl                                                                                     750                1,977
        *   Sika Finanz AG, Baar                                                                     870              513,938
        #   St. Galler Kantonalbank                                                                6,370            1,562,579
            Sulzer AG, Winterthur                                                                 16,040            6,092,871
        *   Swiss Prime Site AG                                                                   27,230            6,757,944
        *   Swisslog Holding AG                                                                  245,500              204,353
        *   UMS Schweizerische Metallwerke Holding AG, Bern                                        3,200               32,270
        *   Valiant Holding AG                                                                     6,655              603,994
            Vaudoise Assurances Holding, Lausanne                                                    499              878,320

        *   Von Roll Holding AG, Gerlafingen                                                      30,090               28,754
        *   Wmh Walter Meier Holding Ag, Zuerich                                                   9,600              513,806
            Zehnder Holding AG                                                                        50               60,931
            Zschokke Holding SA, Geneve                                                            2,270            1,125,578
        *   Zueblin Holding AG                                                                   261,740            2,090,275
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $60,521,582)                                                                                            85,558,735
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                               31,871              355,709
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $60,521,582)                                                                                            85,914,444
                                                                                                           ------------------

   SWEDEN -- (3.3%)
   COMMON STOCKS -- (3.3%)
        *   Active Biotech AB                                                                     15,100               82,063
            Angpannefoereningen AB Series B                                                        9,850              205,408
        *   Anoto Group AB                                                                        50,533               76,081
        *   B & N Bylock & Nordsjoefrakt AB Series B                                              99,200              309,346
            Beijer AB Series B                                                                    22,100              394,739
            Beijer Alma AB Series B                                                               27,300              475,649
            Bergman & Beving AB Series B                                                         110,100            1,162,926
            Biacore International AB                                                              20,350              407,533
            Bilia AB Series A                                                                    139,750            2,225,859
            Billerud AB                                                                          181,100            3,032,477
        *   Boliden AB                                                                         1,492,550            5,763,486
        *   Bong Ljungdahl AB                                                                     46,500              242,629
        *   Boras Waefveri AB Series B                                                            15,900               58,781
            Capona AB                                                                             85,542            1,221,732
        #   Carbo AB                                                                             192,300            5,291,899
            Castellum AB                                                                         226,100            7,854,300
            Cloetta AB Series B                                                                   18,600              578,473
            Concordia Maritime AB Series B                                                       172,100              845,362
        *   Doro Telefoni AB Series A                                                              6,000                8,918
        *   Duroc AB Series B                                                                      1,400                3,139
        *   Elekta AB                                                                             37,700            1,031,235
        *   Enea Data AB Series B                                                                339,400              217,463
        *   Expanda AB                                                                            34,600              206,379
        *   Finnveden AB                                                                         130,100            1,452,360
        *   Framtidsfabriken AB                                                                  884,520               67,176
        *   Frontec AB Series B                                                                  318,900              308,088
            Geveko AB Series B                                                                    21,300              542,499
            Gorthon Lines AB Series B                                                             69,300              216,442
            Gunnebo AB                                                                            24,200              303,976
            Haldex AB                                                                            213,800            3,499,038
            Hiq International AB                                                                  45,000              125,317
        *   IBS AB Series B                                                                      199,950              346,890
        *   Industrial & Financial AB Series B Issue 2004                                        146,500              100,133
        *   Industrial & Financial Systems AB Series B                                           146,500              100,133
        *   Industrifoervaltnings AB Skandigen                                                    46,200              164,896

        *   Intellecta AB Series B                                                                 7,100               39,754
        *   Intentia International AB Series B                                                   556,000            1,087,163
        *   Invik and Co. AB Series B                                                            432,600            4,249,200
        *   Klippans Finpappersbruk AB                                                            30,800               75,604
            Klovern AB                                                                           246,678              679,388
            Kungsleden AB                                                                        143,300            5,583,822
            Lagercrantz Group AB Series B                                                         99,000              262,509
            Ljungberg Gruppen AB Series B                                                          4,200               89,968
        *   Mandator AB                                                                          157,500               28,832
        *   Medivir Series B                                                                      18,150              284,213
        *   Micronic Laser Systems AB                                                             26,000              244,365
            Naerkes Elektriska AB Series B                                                        31,650              488,441
            NCC AB Series A                                                                       45,400              562,099
            NCC AB Series B                                                                      383,600            4,842,245
            Nolato AB Series B                                                                    15,900              133,805
            Observer AB                                                                          551,400            2,364,214
            OEM International AB Series B                                                         10,100              172,737
        *   Ortivus AB                                                                            53,800              198,140
        *   Partnertech AB                                                                        36,982              397,859
            PEAB AB Series B                                                                     386,200            3,565,291
      * #   Pergo AB                                                                             236,716              906,385
            Poolia AB Series B                                                                    55,200              272,862
        *   Pricer AB Series B                                                                   441,000               86,922
        *   Proact It Group AB                                                                    40,000              131,897
            Profilgruppen AB                                                                      15,000              146,201
            Protect Data AB                                                                       15,600              159,930
        *   PyroSequencing AB                                                                    165,782              186,999
        *   Rorvik Timber AB                                                                      30,600               46,156
        #   Rottneros Bruk AB                                                                  1,191,000            1,330,447
            Salus Ansvar AB Series B                                                              36,600              115,446
        *   Scribona AB Series A                                                                  15,700               30,505
        *   Scribona AB Series B                                                                 209,100              420,701
        *   Semcon AB                                                                             30,500              125,075
            Sweco AB Series B                                                                     47,050              857,309
        *   Teleca AB Series B                                                                   269,000            1,413,908
            Trelleborg AB Series B                                                               160,900            2,663,956
        *   Turnit AB                                                                            125,300               16,224
        *   Uniflex AB Series B                                                                   11,040               76,288
        *   Viking Telecom AB                                                                     29,100               11,366
            Wallenstam Byggnads AB Series B                                                       79,600            3,185,348
      * #   Wedins Norden AB Series B                                                            404,852               43,919
        *   Westergyllen AB Series B                                                               6,800               99,010
            Whilborg Fastigheter AB Class B                                                      308,770            6,135,704
            Xponcard Group AB                                                                      6,300              116,389
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $51,711,942)                                                                                            82,851,421
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Swedish Krona                                                                                             948,286
                                                                                                           ------------------
   (Cost $918,719)

   RIGHTS/WARRANTS -- (0.0%)
        *   Active Biotech AB Rights 12/06/04                                                     15,100                   90

   (Cost $0)
   TOTAL -- SWEDEN
     (Cost $52,630,661)                                                                                            83,799,797
                                                                                                           ------------------

   HONG KONG -- (3.0%)
   COMMON STOCKS -- (3.0%)
            Aeon Credit Service (Asia) Co., Ltd.                                                 416,000              272,809
            ALCO Holdings, Ltd.                                                                  710,000              182,158
        *   Allied Group, Ltd.                                                                   707,000              726,477
        *   Allied Properties, Ltd.                                                            1,185,500              608,974
        *   Alpha General (Holdings), Ltd.                                                       266,800               22,869
        *   Ananda Wing on Travel (Holdings), Ltd.                                            24,120,000               86,293
        *   Applied International Holdings, Ltd.                                               1,150,000               18,009
        *   APT Satellite Holdings, Ltd.                                                         562,000              103,208
        *   Asia Commercial Holdings, Ltd.                                                        35,960                2,096
            Asia Financial Holdings, Ltd.                                                      1,890,106              465,564
        *   Asia Standard International Group, Ltd.                                            8,240,666              432,828
        *   Asia Tele-Net & Technology Corp., Ltd.                                               200,000               11,507
            Associated International Hotels, Ltd.                                                758,000              614,931
        *   Beauforte Investors Corp., Ltd.                                                      440,000               26,027
        *   Capital Estate, Ltd.                                                                 720,000                1,942
        *   Capital Publications, Ltd.                                                         1,015,200               24,806
        *   Catic International Holdings, Ltd.                                                 1,146,000               19,870
        *   CCT Technology Holdings, Ltd.                                                        209,880                  564
            CCT Telecom Holdings, Ltd.                                                           718,800              115,893
        *   Celestial Asia Securities Holdings, Ltd.                                             251,900               13,535
        *   Century City International Holdings, Ltd.                                          2,863,067               41,451
        #   Champion Technology Holdings, Ltd.                                                 2,770,404              490,436
            Cheuk Nang (Holdings), Ltd.                                                           47,700               24,893
            Chevalier International Holdings, Ltd.                                               744,491              598,500
        *   Chi Cheung Investment Co., Ltd.                                                      431,085               57,706
        *   China Aerospace International Holdings, Ltd.                                       1,683,000               97,172
        *   China Bio-medical Group, Ltd.                                                        258,750                4,991
        *   China City Natural Gas Holdings, Ltd.                                              4,994,000               12,848
            China Everbright International, Ltd.                                               3,610,000              240,350
        *   China Everbright Technology, Ltd.                                                    822,000               39,456
        #   China Everbright, Ltd.                                                             2,508,000            1,349,158
            China Hong-Kong Photo Products Holdings, Ltd.                                      1,843,000              125,476
        *   China Investments Holdings, Ltd.                                                   1,186,800               25,641
        *   China Motion Telecom International, Ltd.                                             522,000               20,249
            China Motor Bus Co., Ltd.                                                             24,000              172,197
            China Online (Bermuda), Ltd.                                                         586,600               95,044
            China Overseas Land & Investment, Ltd.                                             8,660,000            2,057,551
            China Rare Earth Holdings, Ltd.                                                    1,790,000              248,659
        #   China Resources Land, Ltd.                                                         3,258,000              552,861
        *   China Rich Holdings, Ltd.                                                          2,554,000               12,481
        *   China Sci-Tech Holdings, Ltd.                                                      5,416,000               18,623
        *   China Star Entertainment, Ltd.                                                        37,380                3,598
        *   China Strategic Holdings, Ltd.                                                       340,250               24,306
        #   China Travel International Investment, Ltd.                                        8,228,000            2,481,918
            Chinese Estates Holdings, Ltd.                                                     3,772,000            2,566,201
            Chinney Investments, Ltd.                                                            752,000               63,802

            Chow Sang Sang Holdings International, Ltd.                                        1,279,000              599,392
            Chuangs China Investments, Ltd.                                                      884,000               54,617
            Chuang's Consortium International, Ltd.                                            3,595,760              332,086
            Chun Wo Holdings, Ltd.                                                             1,128,000              156,252
            City e Solutions, Ltd.                                                               472,964               50,977
            City Telecom (H.K.), Ltd.                                                          1,088,000              224,849
        *   CNT Group, Ltd.                                                                    1,428,000               32,972
            COFCO International, Ltd.                                                          1,032,000              453,313
            Continental Holdings, Ltd.                                                           382,000               41,229
            Continental Mariner Investment Co., Ltd.                                           1,543,000              300,997
        *   COSCO International Holdings, Ltd.                                                 2,236,000              392,696
        *   Cosmos Machinery Enterprises, Ltd.                                                   455,400               22,147
        *   Crocodile Garments, Ltd.                                                             986,000               53,141
        *   Dan Form Holdings Co., Ltd.                                                        2,326,000              113,855
            Dickson Concepts International, Ltd.                                                 398,200              462,058
        *   DigitalHongKong.com                                                                       12                    1
        *   Dynamic Global Holdings, Ltd.                                                        990,000                5,347
            Dynamic Holdings, Ltd.                                                               482,000               69,540
            Easyknit International Holdings, Ltd.                                                982,400               17,939
        *   E-Kong Group, Ltd.                                                                   250,200                5,352
        *   Emperor (China Concept) Investments, Ltd.                                             11,160               63,913
            Emperor International Holdings, Ltd.                                                  81,200              144,184
        *   eSun Holdings, Ltd.                                                                  722,400               78,672
            Ezcom Holdings, Ltd.                                                                  67,280                2,770
        *   Fairwood Holdings, Ltd.                                                               67,500               26,429
        #   Far East Consortium International, Ltd.                                            2,474,423              950,351
        *   Far East Hotels & Entertainment, Ltd.                                                464,000               30,041
        *   Far East Technology International, Ltd.                                              408,000               16,678
            First Sign International Holdings, Ltd.                                              740,000               22,128
        *   Global China Group Holdings, Ltd.                                                  1,462,000               76,151
            Global Green Tech Group, Ltd.                                                        822,000               70,603
            Gold Peak Industries (Holdings), Ltd.                                                269,000               69,031
            Golden Resources Development International, Ltd.                                   1,587,000               76,456
        *   Gold-Face Holdings, Ltd.                                                           1,158,000               80,417
            Goldlion Holdings, Ltd.                                                            1,706,000              168,696
            Golik Holdings, Ltd.                                                               1,216,000               37,417
        *   Gorient Holdings, Ltd.                                                                 2,697                   24
            Grande Holdings, Ltd.                                                                450,000              458,783
            Great Eagle Holdings, Ltd.                                                         1,661,537            3,949,819
        *   Great Wall Cybertech, Ltd.                                                        11,392,830               14,651
            Group Sense (International), Ltd.                                                  1,462,000              144,163
        #   Guangzhou Investment Co., Ltd.                                                    13,994,000            1,401,297
        *   G-Vision International (Holdings), Ltd.                                              298,000                2,108
            Hang Ten Group Holdings, Ltd.                                                          2,670                  377
            Hanny Holdings, Ltd.                                                                 330,450              131,332
        *   Hansom Eastern Holdings, Ltd.                                                      2,082,600               15,264
            Harbour Centre Development, Ltd.                                                     857,000              958,911
        *   Hen Fung Holdings, Ltd.                                                              392,000                8,935
            Henderson China Holdings, Ltd.                                                     1,041,000              528,439
            High Fashion International, Ltd.                                                     800,000              159,613
            HKR International, Ltd.                                                            3,130,400            1,654,571
            Hon Kwok Land Investment Co., Ltd                                                    432,000               99,876
            Hong Kong and Shanghai Hotels, Ltd.                                                2,634,624            2,470,439
            Hong Kong Catering Management, Ltd.                                                  384,000               65,498

        *   Hong Kong Construction Holdings, Ltd.                                                692,000               46,363
            Hong Kong Ferry (Holdings) Co., Ltd.                                                 520,000              574,160
        *   Hong Kong Parkview Group, Ltd.                                                       646,000               44,861
            Hongkong Chinese, Ltd.                                                             2,822,000              377,366
        *   Hop Hing Holdings, Ltd.                                                              604,000               27,186
            Hopewell Holdings, Ltd.                                                            1,493,800            3,872,350
            Hopson Development Holdings, Ltd.                                                  1,306,000              361,041
        *   Hsin Chong Construction Group, Ltd.                                                  336,000               18,172
        *   Hualing Holdings, Ltd.                                                             2,016,000              102,175
            Hysan Development Co., Ltd.                                                          325,519              660,618
        *   I-China Holdings, Ltd.                                                               388,360                9,964
        #   International Bank of Asia, Ltd.                                                   1,263,000              534,101
        *   Inworld Group, Ltd.                                                                   27,199                  115
        *   ITC Corp., Ltd.                                                                      456,000               39,133
        *   Jessica Publications, Ltd.                                                         1,015,200               52,223
        *   Jinchang Pharmaceutical Holdings, Ltd.                                               507,600                    0
        *   Jinhui Holdings Co., Ltd.                                                             97,800              271,861
        #   K Wah International Holdings, Ltd.                                                 4,766,244            1,222,739
            K. Wah Construction Materials, Ltd.                                                2,804,609            1,102,910
        *   Kader Holdings Co., Ltd.                                                             857,000               18,195
            Karce International Holdings Co., Ltd.                                               532,000               16,772
            Keck Seng Investments (Hong Kong), Ltd.                                              570,000              164,122
            Kee-Shing Holdings Co., Ltd.                                                         256,000               24,383
            King Fook Holdings, Ltd.                                                             338,000               26,164
            Kowloon Development Co., Ltd.                                                      1,157,000            1,223,770
            KTP Holdings, Ltd.                                                                   758,000               55,439
        *   Kwong Sang Hong International, Ltd.                                                1,060,000              164,917
            Kwoon Chung Bus Holdings, Ltd.                                                       296,000               51,350
        *   Lai Fung Holdings, Ltd.                                                            4,773,437              161,909
        *   Lai Sun Development Co., Ltd.                                                      3,358,800               82,051
        *   Lai Sun Garment (International), Ltd.                                              2,700,000              128,186
            Lam Soon (Hong Kong), Ltd.                                                           203,250               69,362
            Lippo, Ltd.                                                                          751,000              197,828
            Liu Chong Hing Bank, Ltd.                                                            902,000            1,344,846
            Liu Chong Hing Investment, Ltd.                                                      806,000              631,951
            Luks Industrial Group, Ltd.                                                          736,560              123,921
        *   MACRO-LINK International Holdings, Ltd.                                              843,750               32,538
        *   Magnificent Estates, Ltd.                                                          5,014,600               74,371
            Melbourne Enterprises, Ltd.                                                           41,000              155,544
            Min Xin Holdings, Ltd.                                                               882,000              195,605
            Miramar Hotel & Investment Co., Ltd.                                               1,065,000            1,301,233
        *   Morning Star Resources, Ltd.                                                       3,075,000               27,286
        *   Nam Fong International Holdings, Ltd.                                              1,740,000                6,489
        *   Nam Hing Holdings, Ltd.                                                              538,000               11,567
            Nanyang Holdings, Ltd.                                                                80,850               82,092
            National Electronics Holdings, Ltd.                                                1,106,000               34,573
            New Asia Realty & Trust Co., Ltd.                                                  1,701,000              809,672
        *   New City (Beijing) Development, Ltd.                                                   6,760                  230
            New Hanison Construction Hldg                                                        185,099               17,064
        *   New World China Land, Ltd.                                                         3,742,800            1,466,564
        *   New World Cyberbase, Ltd.                                                              2,827                  135
            New World Development Co., Ltd.                                                    6,759,956            7,584,944
        *   New World TMT, Ltd.                                                                2,010,600              169,859
        *   Onfem Holdings, Ltd.                                                               1,426,000              128,425

            Orient Power Holdings, Ltd.                                                          884,573               64,675
            Oriental Watch Holdings, Ltd.                                                        462,000               98,578
            Pacific Andes International Holdings, Ltd.                                           624,000              104,046
            Pacific Century Insurance Holdings, Ltd.                                             478,000              199,433
        *   Pacific Plywood Holdings, Ltd.                                                     4,844,000               27,410
            Paul Y. ITC Construction Holdings, Ltd.                                              911,088              180,653
            Peace Mark Holdings, Ltd.                                                            537,510              101,423
            Pico Far East Holdings, Ltd.                                                         414,000               36,174
            Playmates Holdings, Ltd.                                                           1,492,000              290,893
            Pokfulam Development Co., Ltd.                                                       244,000               94,999
        *   Poly Investments Holdings, Ltd.                                                    1,428,000               32,685
            Prime Success International Group, Ltd.                                              800,000              121,038
        #   Proview International Holdings, Ltd.                                                 936,000              175,079
        *   QPL International Holdings, Ltd.                                                     651,000              134,351
        *   Rainbow International Holdings, Ltd.                                                  27,199                  164
      * #   Regal Hotels International Holdings, Ltd.                                         14,502,179              872,682
        *   Rexcapital International Holdings, Ltd.                                            1,270,090               18,447
        *   Riverhill Holdings, Ltd.                                                              27,199                  378
        *   RNA Holdings, Ltd.                                                                   580,200                2,015
            S.A.S.Dragon Holdings, Ltd.                                                           94,400                8,870
        *   San Miguel Brewery Hong Kong, Ltd.                                                 1,130,400              255,847
            Sea Holdings, Ltd.                                                                 1,444,000              528,816
        *   Seapower Resources International, Ltd.                                               167,100                2,596
        *   Shanghai Land Holdings, Ltd.                                                         352,000               15,617
        #   Shanghai Real Estates, Ltd.                                                        1,828,000              199,912
            Shell Electric Manufacturing (Holdings) Co., Ltd.                                    203,749               42,899
            Shenyin Wanguo (Hong Kong), Ltd.                                                   1,110,000              121,128
            Shougang Concord Century Holdings, Ltd.                                            1,000,000              102,505
        *   Shougang Concord Grand (Group), Ltd.                                                 833,000               61,090
        *   Shougang Concord Technology Holdings, Ltd.                                         1,515,035              130,471
        *   Shun Ho Resources Holdings, Ltd.                                                     510,000               36,060
        *   Shun Ho Technology Holdings, Ltd.                                                    814,380               57,608
        #   Shun Tak Holdings, Ltd.                                                            3,313,000            3,358,918
            Silver Grant International Industries, Ltd.                                        2,190,000            1,256,549
        *   Sincere Co., Ltd.                                                                    872,000               47,274
            Sino Hotels (Holdings), Ltd.                                                         281,608              138,428
        *   Sino-I.com, Ltd.                                                                  29,967,000              600,510
            Sinolink Worldwide Holdings, Ltd.                                                  3,034,400              455,720
            Sinopec Kantons Holdings, Ltd.                                                     2,026,000              291,079
            SIS International Holdings, Ltd.                                                     326,000               25,197
            SNP Leefung Holdings, Ltd.                                                           128,000               17,075
        *   Softbank Investment International (Strategic), Ltd.                                4,112,000               47,437
            South China Holdings, Ltd.                                                         4,060,800              130,556
            South China Industries, Ltd.                                                       1,182,000               60,803
            Starlight International Holdings, Ltd.                                               885,000               93,081
            Stelux Holdings International, Ltd.                                                1,862,552              141,318
        *   Styland Holdings, Ltd.                                                             1,359,999                4,372
        *   Sun Fook Kong Holdings, Ltd.                                                         664,000               14,516
            Sun Hung Kai & Co., Ltd.                                                           3,340,000              832,014
        *   Sunday Communications, Ltd.                                                        4,227,000              243,647
            Sunway International Holdings, Ltd.                                                1,002,000               35,512
            Tai Cheung Holdings, Ltd.                                                          1,899,000            1,016,234
            Tai Fook Securities Group, Ltd.                                                      908,000              135,560
            Tai Sang Land Development, Ltd.                                                      796,900              250,413

            Tak Sing Alliance Holdings, Ltd.                                                   1,299,335               59,146
            Tan Chong International, Ltd.                                                      2,943,000              593,705
            Tern Properties Co., Ltd.                                                            168,000               47,531
      * #   Tian An China Investments Co., Ltd.                                                1,716,700              473,926
            Tian Teck Land, Ltd.                                                                 800,000              246,760
            Tianjin Development Holdings, Ltd.                                                 1,462,000              623,449
        *   Tomorrow International Holdings, Ltd.                                                330,600               30,555
            Tungtex (Holdings) Co., Ltd.                                                         558,000              213,372
        *   Tysan Holdings, Ltd.                                                                 614,000               16,559
        *   U-Cyber Technology Holdings, Ltd.                                                    370,000               10,459
        *   Universe International Holdings, Ltd.                                                301,756                2,838
            USI Holdings, Ltd.                                                                   671,999              100,005
            Van Shung Chong Holdings, Ltd.                                                       482,000               74,241
        *   Wah Nam International                                                                 12,600                  258
            Wai Kee Holdings, Ltd.                                                             1,521,000              296,066
        *   Wellnet Holdings, Ltd.                                                             1,793,000               94,482
        *   Winfoong International, Ltd.                                                       1,525,000               90,137
            Wing On Co. International, Ltd.                                                      622,000              743,907
            Wing Shan International, Ltd.                                                      1,130,000               58,742
            Winsor Properties Holdings, Ltd.                                                     110,000               59,046
        *   Wo Kee Hong Holdings                                                               4,282,332               20,341
            Wong's International (Holdings), Ltd.                                                196,000               22,472
            World Houseware (Holdings), Ltd.                                                     672,342               23,815
            Y. T. Realty Group, Ltd.                                                           1,166,000              104,927
        *   Yaohan International Holdings, Ltd.                                                1,660,000                    0
            Yau Lee Holdings, Ltd.                                                               657,750               53,327
        *   Yue Fung International Group Holding, Ltd.                                            31,490                4,252
            Yugang International, Ltd.                                                        12,816,000              206,445
        *   Zhu Kuan Development Co., Ltd.                                                     1,362,000               69,127
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $53,034,338)                                                                                            76,098,065
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Champion Technology Holdings, Ltd. Warrants                                          554,080                3,919
        *   China City Natural Gas Holdings, Ltd. Rights 12/13/04                                998,800                    0
        *   China Credit Holdings Warrants 09/30/99                                               39,200                  555
        *   China Travel International Investment, Ltd. Warrants 05/31/06                      1,355,200              132,454
        *   QPL International Holdings, Ltd. Warrants 10/14/07                                   130,200                8,288
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                        145,216
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                          36,177
                                                                                                           ------------------
   (Cost $36,176)
   TOTAL -- HONG KONG
     (Cost $53,070,514)                                                                                            76,279,458
                                                                                                           ------------------

   FINLAND -- (2.8%)
   COMMON STOCKS -- (2.8%)
        *   Amanda Capital Oyj                                                                   831,250              210,357

            Amer-Yhtymae Oyj Series A                                                             80,600            4,275,436
            Aspocomp Group P.L.C.                                                                 61,900              877,046
            Bank of Aland, Ltd.                                                                    5,700              147,096
        *   Benefon Oy                                                                            19,000                3,802
        *   Componenta Oyj                                                                        42,800              306,407
            Efore Oy                                                                              18,800              175,614
            Elcoteq Network Corp.                                                                 54,550            1,313,206
        *   Eq Online Oyj                                                                         60,440              167,411
        *   Evox Rifa Group Oyj                                                                  120,395               15,979
            Finnair Oyj                                                                          548,100            3,751,850
        #   Finnlines Oyj                                                                        207,000            3,607,502
        #   Fiskars Oy AB Series A                                                               139,900            2,555,881
        #   HK Ruokatalo Oy Series A                                                             149,000            1,423,532
            Honkarakenne Oy Series B                                                              15,900              118,453
        #   Huhtamaki Van Leer Oyj                                                               543,200            7,947,900
            Ilkka-Yhtyma Oyj                                                                      14,620              164,517
            Julius Tallberg-Kiinteistoet Oy, Helsinki Series B                                    11,601              148,015
        *   Kemira GrowHow Oyj                                                                    26,158              191,208
            Kemira Oyj                                                                           123,100            1,703,860
            Laennen Tehtaat Oy                                                                    32,450              521,627
        #   Lemminkainen Oy                                                                       84,200            2,000,848
            Leo Longlife Oy                                                                       16,900              202,096
            Metsaemarkka Oyj Series B                                                              3,700               37,449
            M-real Oyj Series B                                                                  387,330            2,524,643
        *   Okmetic Oyj                                                                           61,975              218,654
        #   Okobank Class A                                                                      366,680            5,097,780
            Olvi Oyj Series A                                                                     18,250              323,238
        #   Raisio Group P.L.C. Series V                                                         625,400            1,581,173
            Rautaruukki Oyj Series K                                                             941,310           11,358,044
        #   Raute Oy Series A                                                                     11,200              128,473
            Sponda Oyj                                                                           521,935            4,894,908
        *   SSH Communications Oyj                                                                42,850               68,835
        *   Stonesoft Corp.                                                                      282,398              199,413
            Tamfelt Oyj                                                                            2,100               23,443
        *   Tecnomen Holding Oyj                                                                 344,597              622,898
            Tulikivi Oyj                                                                          29,500              274,509
            Turkistuottajat Oy                                                                     9,900              112,817
            Viking Line AB                                                                        18,100              566,395
        #   Wartsila Corp. Oyj Series B                                                          216,300            7,508,033
            Yit-Yhtymae Oyj                                                                      106,200            2,362,563
            Yomi Oyj                                                                              11,050              101,827
                                                                                                           ------------------
   TOTAL -- FINLAND
     (Cost $44,259,593)                                                                                            69,834,738
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   A.S. Roma SpA                                                                        208,000              185,489
            Acegas SpA                                                                           160,674            1,587,495
        *   Alitalia Linee Aeree Italiane SpA Series A                                         4,368,158            1,498,818
            Banca Popolare Dell'etruria e Del Lazio Scrl                                          43,573            1,044,076
            Banca Popolare di Spoleto SpA                                                            500                4,625

        #   Banco Piccolo Valellinese Scarl SpA                                                   11,847              143,297
            Biesse SpA                                                                           120,000              412,529
            Buzzi Unicem SpA                                                                      28,500              399,536
            Caltagirone Editore SpA                                                              173,017            1,470,836
            Caltagirone SpA                                                                      595,400            4,484,436
            Carraro SpA                                                                          108,000              498,084
        *   Cembre SpA                                                                            12,452               49,807
            Cementir Cementerie del Tirreno SpA                                                  929,859            4,628,298
        *   Centrale del Latte di Torino & Co. SpA                                                18,135              101,756
            CIR SpA (Cie Industriale Riunite), Torino                                          1,315,000            3,297,809
        *   Cirio Finanziaria SpA                                                                960,000              222,004
        #   Cremonini SpA                                                                        115,750              270,839
        *   CSP International Industria Calze SpA                                                 97,000              167,119
        #   Danieli & C.Officine Meccaniche SpA                                                  205,825            1,235,980
        #   De Longhi SpA                                                                        752,732            3,207,339
        *   Finarte Casa d'Aste SpA (Milano)                                                       5,000                5,995
      * #   Finarte Partecipazioni Pro Arte SpA                                                1,472,050              147,710
            Gefran SpA                                                                            72,504              419,734
        #   Gemina SpA                                                                         1,897,434            2,241,468
        *   Giacomelli SpA                                                                       168,000               40,190
        *   Giovanni Crespi SpA                                                                  302,100              336,302
            Grandi Navi Veloci SpA                                                               330,548            1,113,502
        *   Gruppo Ceramiche Ricchetti SpA                                                       269,565              513,044
            I Grandi Viaggi SpA                                                                  190,100              272,333
      * #   Immobiliare Lombardia SpA                                                          2,796,456              657,693
            Immsi SpA                                                                            211,292              413,181
        #   Impregilo SpA                                                                      2,570,000            1,407,246
        *   Industria Romagnola Conduttori Elettrici SpA                                         141,624              514,025
            Intek SpA                                                                            191,610              132,686
            Italmobiliare SpA, Milano                                                             29,780            1,724,963
            La Doria SpA                                                                         124,000              354,992
        *   Lavorwash SpA                                                                         43,000               99,477
            Linificio and Canapificio Nazionale SpA                                               46,250              176,587
            Maffei SpA                                                                           128,000              267,231
            Manifattura Lane Gaetano Marzotto & Figli SpA                                        212,000            3,777,242
        *   Marcolin SpA                                                                         214,000              354,760
            Milano Assicurazioni SpA                                                             732,200            3,689,547
        *   Monrif SpA                                                                           183,000              205,170
        *   Montefibre SpA                                                                       556,474              200,671
        *   Necchi SpA                                                                           792,500               74,782
        *   NGP SpA                                                                               42,059               19,564
            Olidata SpA                                                                          101,691              113,609
        *   Opengate Group SpA                                                                    22,800               57,877
        *   Pagnossin SpA                                                                         79,000               59,746
        *   Premafin Finanziaria SpA Holding di Partecipazioni, Roma                           1,679,827            2,587,306
            Premuda SpA                                                                          674,709            1,230,603
        *   Ratti SpA                                                                            130,000               77,718
        *   Reno de Medici SpA, Milano                                                         1,355,135            1,416,685
            Risanamento Napoli SpA                                                             1,381,281            3,329,859
            SAES Getters SpA                                                                      31,000              677,654
        *   Sirti SpA                                                                            139,803              341,128
            SISA (Societa Imballaggi Speciali Asti SpA)                                          113,283              324,762
      * #   SNIA SpA                                                                           1,188,493              401,998
            Sogefi SpA                                                                           101,876              430,988

            Sol SpA                                                                              102,000              513,140
        *   SOPAF (Societa Partecipazioni Finanziarie SpA)                                       493,500               91,526
        *   Sorin SpA                                                                             35,430              106,206
        *   STA Metallurgica Italiana SpA                                                      1,622,949            1,021,470
        #   Stefanel SpA                                                                         272,131              644,344
            Targetti Sankey SpA                                                                  100,000              585,057
            Terme Demaniali di Acqui SpA                                                         553,330              441,752
            Trevi-Finanziaria Industriale SpA                                                    322,240              505,041
        *   Vemer Siber Group SpA                                                                 13,800               11,651
            Vianini Industria SpA                                                                163,800              548,147
            Vianini Lavori SpA                                                                   233,090            1,729,324
            Zucchi (Vincenzo) SpA                                                                122,989              616,387
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $38,458,766)                                                                                            61,934,245
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Immsi SpA Rights 12/20/04                                                            211,292               22,465
        *   Roncadin SpA Warrants 10/15/07                                                        63,180               12,332
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         34,797
                                                                                                           ------------------

   TOTAL -- ITALY
     (Cost $38,458,766)                                                                                            61,969,042
                                                                                                           ------------------

   SINGAPORE -- (2.4%)
   COMMON STOCKS -- (2.4%)
        *   Acma, Ltd.                                                                         3,856,500              117,564
            Allgreen Properties, Ltd.                                                          5,592,000            3,548,996
            Amtek Engineering, Ltd.                                                              113,000               82,823
        *   Apollo Enterprises, Ltd.                                                             240,000               68,186
        *   ASA Group Holdings, Ltd.                                                             857,000              146,754
            Ascott Group, Ltd.                                                                 7,610,038            1,949,546
        *   Asia Food and Properties, Ltd.                                                     1,820,000              500,048
            Auric Pacific Group, Ltd.                                                             57,000               37,556
        *   Blu Inc. Group, Ltd..                                                              1,085,000              102,752
            Bonvests Holdings, Ltd.                                                              675,400              216,677
        *   Causeway Investment, Ltd.                                                            539,000               61,961
        *   Chemical Industries (Far East), Ltd.                                                  40,000               14,894
        *   China Merchants Holdings Pacific, Ltd.                                               469,000              158,134
        *   CK Tang, Ltd.                                                                        983,000              243,289
            Courts Singapore, Ltd.                                                               760,000              246,241
        *   Eagle Brand Holdings, Ltd.                                                         5,722,000              244,812
            Eastern Asia Technology, Ltd.                                                        507,000               85,087
        *   Econ International, Ltd.                                                           1,412,000               38,822
            ECS Holdings, Ltd.                                                                 1,636,000              293,985
            Eng Wah Organisation, Ltd.                                                           481,000               84,392
        *   Excel Machine Tools, Ltd.                                                            473,000                4,335
        *   Firstlink Investments Corp., Ltd.                                                    923,000               61,762
            GB Holdings, Ltd.                                                                    231,000              127,687
        #   Guocoland, Ltd.                                                                    3,092,000            2,191,553
            Hiap Moh Corp., Ltd.                                                                  10,125                1,856

            Ho Bee Investment, Ltd.                                                            1,277,000              264,341
            Hong Fok Corp., Ltd.                                                               1,924,000              285,857
        #   Hong Leong Finance, Ltd.                                                             457,000              817,153
            Hotel Grand Central, Ltd.                                                            655,400              157,947
            Hotel Plaza, Ltd.                                                                    942,000              442,824
            Hotel Properties, Ltd.                                                             2,333,000            1,638,182
            Hour Glass, Ltd.                                                                     349,000              137,316
            Hwa Hong Corp., Ltd.                                                               3,329,000            1,099,979
            International Factors (Singapore), Ltd.                                               22,000                7,702
        *   Interra Resources, Ltd.                                                              139,180                9,310
        *   Intraco, Ltd.                                                                        316,000               65,649
        *   IPC Corp., Ltd.                                                                    3,248,000               79,705
            Isetan (Singapore), Ltd.                                                             152,000              260,080
            Jurong Engineering, Ltd.                                                             199,000              264,356
        *   K1 Ventures, Ltd.                                                                  7,899,000            1,178,524
            Keppel Land, Ltd.                                                                  3,609,000            4,558,120
            Kian Ann Engineering, Ltd.                                                           861,000               86,170
            Koh Brothers, Ltd.                                                                 1,445,000              101,882
            Lee Kim Tah Holdings, Ltd.                                                         2,313,000              401,956
        *   Leong Hin Holdings, Ltd.                                                             516,000               83,351
            Low Keng Huat Singapore, Ltd.                                                        368,000               86,479
            Lum Chang Holdings, Ltd.                                                           1,211,000              158,503
            Magnecomp International, Ltd.                                                        526,000              234,887
            Marco Polo Developments, Ltd.                                                      2,153,000            3,234,448
            MCL Land, Ltd.                                                                     1,863,000            1,646,517
            Metro Holdings, Ltd.                                                               2,980,800              844,592
            Neptune Orient Lines, Ltd.                                                         3,529,000            6,347,586
        *   Orchard Parade Holdings, Ltd.                                                      1,293,625              291,504
            Overseas Union Enterprise, Ltd.                                                      459,000            2,087,982
            Pan-United Corp., Ltd.                                                             1,101,000              229,395
        *   Pan-United Marine, Ltd.                                                              550,500               79,042
        *   Penguin Boat International, Ltd.                                                     642,000               43,122
            Pertama Holdings, Ltd.                                                               105,000               18,601
            PSC Corp., Ltd.                                                                    1,435,000               65,780
        *   QAF, Ltd.                                                                            381,000              110,512
            Raffles Holdings, Ltd.                                                             9,898,000            2,760,074
            San Teh, Ltd.                                                                        579,000              139,696
            Singapore Land, Ltd.                                                               1,507,000            4,118,733
            Singapore Shipping Corp., Ltd.                                                     2,153,000              433,036
            Singapura Finance, Ltd.                                                               84,000               70,831
            SNP Corp., Ltd.                                                                      112,500               53,462
        *   SP Corp., Ltd.                                                                        55,000                1,679
            Ssangyong Cement (Singapore), Ltd.                                                    77,000               45,603
            Stamford Land Corp., Ltd.                                                          4,308,000              591,615
            Straits Trading Co., Ltd.                                                          1,735,200            2,331,955
        *   Sunright, Ltd.                                                                       196,000               35,927
            Superior Metal Printing, Ltd.                                                        552,000               64,001
        *   Tuan Sing Holdings, Ltd.                                                           4,197,000              218,178
        *   Ultro Technologies, Ltd.                                                             693,000               41,917
            United Engineers, Ltd.                                                             1,038,666            1,007,549
            United Industrial Corp., Ltd.                                                      7,075,000            3,958,096
            United Overseas Land, Ltd.                                                         3,262,000            4,625,233
            United Pulp & Paper Co., Ltd.                                                        391,000              100,507
            WBL Corp., Ltd.                                                                      445,500              896,889

            Wing Tai Holdings, Ltd.                                                            3,320,333            2,024,860
        *   Xpress Holdings, Ltd.                                                                370,000               15,830
                                                                                                           ------------------

   TOTAL COMMON STOCKS
     (Cost $50,952,329)                                                                                            61,584,737
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                          23,836
                                                                                                           ------------------
   (Cost $23,777)
   TOTAL -- SINGAPORE
     (Cost $50,976,106)                                                                                            61,608,573
                                                                                                           ------------------

   NETHERLANDS -- (2.4%)
   COMMON STOCKS -- (2.4%)
            AM NV                                                                                466,821            4,244,740
        *   Begemann Groep NV                                                                     24,247               75,894
        *   Begemann Groep NV Series B                                                            44,600               14,832
            Boskalis Westminster NV                                                               23,304              681,040
            Brunel International NV                                                               22,100              240,357
            Buhrmann NV                                                                          585,366            5,229,371
            DOCdata NV                                                                             7,400               44,694
        #   Draka Holding NV                                                                     181,764            2,248,443
        *   Econosto NV                                                                           23,804               46,278
            Gamma Holding NV                                                                      58,811            2,791,638
            Gemeenschappeljk Bezit Crown van Gelder NV                                            23,062              494,244
            Grontmij NV                                                                           20,061            1,064,024
        *   Hagemeyer NV                                                                       1,194,430            2,430,411
            Heijmans NV                                                                          141,904            4,376,235
        *   Ispat International NV                                                                13,666              572,865
            Kas Bank NV                                                                          103,866            2,051,392
      * #   Kendrion NV                                                                           51,681              119,178
            Koninklijke Bam NV                                                                    81,843            3,500,705
        #   Koninklijke Nedlloyd NV                                                              106,876            5,423,141
            Koninklijke Ten Cate NV                                                               46,495            3,161,905
            Koninklijke Vopak NV                                                                 100,542            2,171,720
            MacIntosh NV                                                                          23,191              721,115
        *   Maverix Capital NV                                                                       900               45,453
            Nutreco Holding NV                                                                    19,168              468,904
      * #   Petroplus International NV                                                           127,889            1,309,070
            Reesink NV                                                                             2,110              155,951
            Roto Smeets de Boer NV                                                                22,107              998,951
        *   Samas-Groep NV                                                                        62,743              424,598
        *   Seagull Holding NV                                                                     2,000                9,876
      * #   Semiconductor Industries NV                                                          188,911            1,030,012
            Smit Internationale NV                                                                16,275              675,817
            Stork NV                                                                              92,187            2,957,009
        *   Textielgroep Twenthe NV                                                                1,200                3,987
        *   Tulip Computers NV                                                                    38,643               10,790
            Twentsche Kabel Holding NV                                                            23,496              897,816
            Univar NV                                                                            132,385            3,591,308
        *   Van Der Mollen Holding NV                                                            198,500            1,193,984
      * #   Versatel Telecom International NV                                                    534,428            1,420,442

        *   Wegener Arcade NV .                                                                  190,704            2,287,564
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $42,102,944)                                                                                            59,185,754
                                                                                                           ------------------

   BELGIUM -- (2.0%)
   COMMON STOCKS -- (2.0%)
            Ackermans & Van Haaren SA                                                              7,990              271,328
            Banque Nationale de Belgique                                                             787            3,331,920
            Bekaert SA                                                                            39,600            3,098,067
            CFE (Compagnie Francois d'Entreprises)                                                 3,812            1,257,577
            Cie Martime Belge SA                                                                  49,059           14,216,167
            Cofinimmo SA                                                                          56,993            9,126,222
            D'Ieteren SA                                                                           9,562            1,809,705
            Exmar NV                                                                              29,600            1,720,341
            Floridienne NV                                                                         1,900              144,219
        *   Immobel (Cie Immobiliere de Belgique SA)                                              27,546            1,295,153
        *   Integrated Production & Test Engineering NV                                           28,600              118,565
      * #   Ion Beam Application SA                                                              183,300            1,983,607
        *   Ipso-Ilg SA                                                                           38,662              375,921
            Nord-Sumatra Investissements SA                                                          421              128,816
            Papeteries de Catala SA                                                                  450               50,836
            Quick Restaurants SA                                                                  38,332              673,033
        *   Quick Restaurants VVPR                                                                27,380                  728
            Recticel SA                                                                           97,731            1,125,660
            Rosier SA                                                                                200               31,554
        *   Sait Radioholland                                                                     21,764              142,605
            Sapec SA                                                                               7,671              644,966
        *   Solvus SA                                                                            146,000            2,712,771
            Spector Photo Group SA                                                                11,701              114,209
        *   Systemat SA                                                                           68,225              531,424
            Telindus Group SA                                                                    218,239            2,237,309
            Tessenderlo Chemie                                                                    64,256            2,678,038
            Warehouses de Pauw Sicafi                                                              6,260              282,417
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $28,505,922)                                                                                            50,103,158
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Belge des Betons Contingent Rights                                                    12,520                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $28,505,922)                                                                                            50,103,158
                                                                                                           ------------------

   GREECE -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Aegek S.A.                                                                           369,814              339,177
        *   Agrotiki Insurance S.A.                                                               44,150              165,013
            Alco Hellas ABEE S.A.                                                                145,300              268,315
        *   Allatini Industrial & Commercial Co.                                                  58,400               95,034

            Alte Technological Co. S.A.                                                          299,816              115,515
        *   Altec Information & Communication Systems S.A.                                       348,200              203,575
            Alumil Milonas S.A.                                                                   88,060              296,273
        *   Aluminum of Attica S.A.                                                              337,348              129,996
            Anek Lines S.A.                                                                      258,359              370,543
            Arcadia Metal Industry C. Rokas S.A.                                                  84,011              827,544
        *   Aspis Bank S.A.                                                                       16,970               58,281
        *   Aspis Pronia General Insurance S.A.                                                  194,160              183,275
        *   Astir Palace Vouliagmenis S.A.                                                        11,930               87,514
        *   Athens Medical Center S.A.                                                           418,340              789,210
            Athens Water Supply & Sewage Co. S.A.                                                 58,200              401,306
            Atlantic Super Market S.A.                                                           128,310              230,711
            Attica Enterprises S.A. Holdings                                                     482,314            1,872,024
            Atti-Kat S.A.                                                                        378,008              226,419
            Bank of Greece                                                                        41,488            5,248,671
        *   Bitros Holdings S.A.                                                                  82,020              340,379
            Chipita S.A.                                                                         162,730              470,107
            Delta Holdings S.A.                                                                   64,300              487,774
            Edrasi Psalllidas Technical Co. S.A.                                                 117,012              133,790
            Egnatia Bank S.A.                                                                    407,070            1,434,227
            El. D. Mouzakis S.A.                                                                 123,900              125,237
        *   Empedos SA                                                                            56,700               15,825
        *   Ergas S.A.                                                                           104,947               34,765
            Ethniki General Insurance Co. S.A.                                                     9,950               52,400
        *   Etma Rayon S.A.                                                                       39,176               60,321
        *   Euro Reliance General Insurance                                                       16,470               24,412
            Euromedica S.A.                                                                      109,200              220,151
        *   Europaiki Techniki                                                                    98,150               30,003
        *   Fanco S.A.                                                                            44,900               41,733
        *   Forthnet S.A.                                                                         61,700              419,716
        *   Fourlis S.A.                                                                         155,000              983,010
            Frigoglass S.A.                                                                      176,140              763,036
            G.Polyhronos S.A.                                                                     27,800               38,790
            General Construction Co. S.A.                                                         11,000               86,276
            General Commercial & Industry                                                         96,240              100,090
        *   General Hellenic Bank                                                                124,299            1,209,702
            Halkor S.A.                                                                          132,600              352,209
            Hatziioannou S.A.                                                                     97,400              163,126
            Hellas Can Packaging Manufacturers S.A.                                               64,287              665,913
        *   Hellenic Cables S.A.                                                                 122,938              168,099
            Hellenic Fabrics S.A.                                                                 55,000              135,527
            Hellenic Sugar Industry S.A.                                                          55,180              302,459
            Hellenic Technodomiki S.A.                                                           297,620            1,321,818
            Hermes Real Estate S.A.                                                               98,294              481,356
            Inform P. Lykos S.A.                                                                  21,930               84,608
            Intracom Constructions S.A.                                                          129,640              170,717
            Intracom S.A.                                                                        443,466            2,332,747
        *   J Boutaris & Son Holding S.A.                                                        105,600              128,955
            Kalpinis Simos Steel Service Center                                                   49,238              237,056
        *   Karatzis SA                                                                           58,710               98,800
            Kathimerini S.A.                                                                      73,740              576,024
            Katselis Sons S.A.                                                                    21,000               60,904
        *   Keranis Holdings SA                                                                   71,500               63,679
            Kordellou Brothers S.A.                                                               17,200               39,616

        *   Lambrakis Press S.A.                                                                 232,459            1,100,842
        *   Lavipharm S.A.                                                                       160,616              266,427
            Light Metals Industry                                                                120,028              322,520
        *   Loulis Mills S.A.                                                                     77,428              195,081
        *   Maritime Company of Lesvos S.A.                                                      164,000               80,633
        *   Maxim Knitwear Factory C.M.                                                           61,360               32,744
            Mesochoritis Bros. Construction Co.                                                   89,900               37,039
            Michaniki S.A.                                                                       309,918              749,480
            Minoan Lines S.A.                                                                    328,387              816,453
            Mochlos S.A.                                                                         679,690              352,658
            Mytilineos Holdings S.A.                                                             128,870              979,576
        *   N. Levederis S.A.                                                                     24,700               24,347
        *   Naoussa Spinning Mills S.A.                                                           81,900              104,413
            Nexans Hellas S.A.                                                                    25,070               94,259
            Nikas S.A.                                                                            35,183              197,301
            Notos Com.Holdings S.A.                                                               11,808               46,300
            Pantechniki S.A.                                                                     201,405              313,036
        *   Parnassos Enterprises S.A.                                                            93,550               70,819
        *   Pegasus Publishing & Printing S.A.                                                   217,030              430,068
        *   Petzetakis S.A.                                                                       88,200              265,722
        *   Pilias S.A.                                                                           85,264               20,379
            Piraeus Leasing                                                                       23,551              200,757
        *   Prodeftiki Technical Co.                                                             164,900               85,492
        *   Sanyo Hellas S.A.                                                                    323,808              378,625
            Sarantis S.A.                                                                        154,900              930,965
            Sato S.A.                                                                             93,160               90,307
            Selected Textile Industry Assoc. S.A.                                                171,500              134,594
            Sfakianakis S.A.                                                                      38,370              174,546
        *   Sheet Steel S.A.                                                                      77,100               31,903
        *   Shelman Hellenic-Swiss Wood S.A.                                                     155,548              198,752
            Silver and Baryte Ores Mining Co. S.A.                                                88,550              664,613
            Spyroy Agricultural House S.A.                                                       103,200              114,005
        *   Stabilton S.A.                                                                       221,900               23,593
            Strintzis Shipping Lines S.A.                                                        486,146              549,736
            Technical Olympic S.A.                                                               626,840            3,432,990
        *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                      23,730                6,637
            Teletypos S.A. Mega Channel                                                           18,390               88,822
            Terna Tourist Technical & Maritime S.A.                                               33,100              283,918
            Themeliodomi S.A.                                                                    140,360              229,452
            Thrace Plastics Co. S.A.                                                             210,660              367,037
        *   Varvaressos S.A. European Spinning Mills                                              36,350               42,007
        *   Veterin S.A.                                                                          62,096              216,796
            Vioter S.A.                                                                          227,695              281,665
        *   Vis Container Manufacturing Co.                                                       12,511               38,924
        *   Zampa S.A.                                                                             1,750               26,250
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $40,591,989)                                                                                            41,456,236
                                                                                                           ------------------

   SPAIN -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Amper SA                                                                             101,200              555,114

      * #   Avanzit SA                                                                            76,700              202,125
            CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                   11,875              949,578
            Cementos Portland SA                                                                   2,644              147,886
            Cie Automotive SA                                                                     17,839              264,962
            Cortefiel SA                                                                         383,700            5,449,430
        *   Dogi International Fabrics SA                                                         21,900              122,282
      * #   Duro Felguera SA                                                                      65,433              598,954
        *   Ercros SA                                                                            971,641              465,346
        *   Espanola del Zinc SA                                                                  53,703              120,875
            Europistas Concesionaria Espanola SA                                                 133,300              896,705
        #   Funespana SA                                                                          43,617              485,012
            Global Steel Wire SA                                                                  73,031              232,407
            Grupo Empresarial Ence SA                                                             82,280            2,495,072
      * #   Grupo Picking Pack SA                                                              1,079,666              703,874
            Hullas del Coto Cortes                                                                 7,000               93,033
            Iberpapel Gestion SA                                                                  59,665            1,197,813
            Inbesos SA                                                                            26,897              161,853
            Inmobiliaria Colonial SA ICSA                                                         79,400            3,056,753
            Inmobiliaria Urbis SA                                                                288,600            3,969,840
        *   LSB (La Seda de Barcelona SA) Series B                                               211,150              534,573
        *   Mecalux SA                                                                           101,989              936,066
            Metrovacesa SA                                                                        30,812            1,467,783
        *   Nicolas Correa SA                                                                     37,386              174,984
            Obrascon Huarte Lain SA                                                              434,910            3,553,326
            Pescanova SA                                                                          63,141            1,293,946
        #   Sol Melia SA                                                                         111,200            1,042,994
            Tavex Algodonera SA                                                                  139,958              558,538
      * #   Tecnocom Telecomunicaciones y Energia SA                                              35,910              282,782
            Tubacex SA                                                                           645,874            1,556,382
            Unipapel SA                                                                           70,634            1,676,295
        *   Unipapel SA Issue 04                                                                   3,924               93,127
      * #   Uralita SA                                                                           672,840            3,176,414
        *   Urbanizzciones y Transportes SA                                                       79,329               71,904
            Vidrala SA, Alava                                                                     10,880              219,241
            Viscofan Industria Navarra de Envolturas Celulosicas SA                               24,100              228,845
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $17,608,571)                                                                                            39,036,114
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Dogi International Fabrics Rights 11/30/04                                            21,900                  291
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $17,608,571)                                                                                            39,036,405
                                                                                                           ------------------

   NORWAY -- (1.5%)
   COMMON STOCKS -- (1.5%)
            ABG Sundal Collier ASA                                                                93,000               87,443
        *   Aker Kvaerner OGEP ASA                                                                78,255            2,000,883
        *   Aker Yards AS                                                                         48,248              993,219
            Bonheur ASA                                                                           39,205            1,704,849
        *   Choice Hotel Scandinavia ASA                                                          13,000               48,425

        *   Dale of Norway Holding ASA                                                            18,200               10,407
            Det Norske Oljeselskap ASA Series A                                                  161,379              747,466
      * #   DOF ASA                                                                               30,000               97,186
        *   EDB Elektronisk Data Behandling ASA                                                    1,800               13,536
            Farstad Shipping ASA                                                                  65,000              829,164
      * #   Fjord Seafood ASA                                                                  1,451,246              615,915
      * #   Fred Olsen Energy ASA                                                                303,500            3,880,091
            Ganger Rolf ASA                                                                       32,150            1,265,264
            Gresvig ASA                                                                           13,300               89,269
        *   Home Invest ASA                                                                        7,066                5,772
            Kverneland ASA                                                                        39,457              483,856
      * #   Merkantildata ASA                                                                  1,286,200              524,581
        #   Nera ASA                                                                             660,611            1,760,937
      * #   Ocean Rig ASA                                                                        168,549              724,044
            Odfjell ASA Series A                                                                  88,474            5,859,052
      * #   Petroleum Geo-Services ASA (New)                                                      30,590            1,697,904
        *   Petrolia Drilling ASA                                                                  8,760                  945
      * #   SAS AB                                                                                38,000              317,995
        *   Scana Industrier ASA                                                                  33,500               12,439
        *   Sinvest ASA                                                                            6,003               17,701
            Smedvig ASA Series A                                                                 281,900            4,248,932
        *   Software Innovation ASA                                                               47,062              145,929
            Solstad Offshore ASA                                                                  86,000              955,796
        *   Tandberg Data ASA                                                                    107,700              140,774
        *   Tandberg Storage ASA                                                                 107,700               43,173
        *   Tandberg Television ASA                                                              209,900            1,615,926
        *   Tybring-Gjed ASA                                                                     163,020               70,897
            Veidekke ASA                                                                           7,000              104,146
            Wilhelmsen (Wilhelm), Ltd. ASA Series A                                              245,200            5,569,542
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $16,530,478)                                                                                            36,683,458
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ementor ASA Rights 12/01/04                                                        1,286,200              132,387
                                                                                                           ------------------
   (Cost $173,394)
   TOTAL -- NORWAY
     (Cost $16,703,872)                                                                                            36,815,845
                                                                                                           ------------------

   DENMARK -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Aarhus Oliefabrik A.S. Aeries A                                                       10,395            1,055,373
        *   Alm. Brand A.S.                                                                       45,705            1,602,829
            Amagerbanken A.S.                                                                      4,226              620,787
            Ambu International A.S. Series B                                                       6,080              144,759
            Amtssparekassen Fyn A.S.                                                               4,181              782,347
        *   Andersen & Martini Series B                                                            3,500               20,036
            AS Dampskibsselsk Torm                                                                73,140            3,228,259
            Bording (F.E.) A.S. Series B                                                             475               25,917
        *   Brodrene Hartmann A.S. Series B                                                       13,560              262,294
            Codan A.S.                                                                            52,875            2,708,310
            Dalhoff, Larsen & Hornemann A.S. Series B                                              3,663              252,474

        *   Danionics A.S. Series A                                                               12,586               13,661
        *   Denka Holding A.S.                                                                       400               24,456
            DFDS A.S., Copenhagen                                                                 20,820              991,176
            DiskontoBanken A.S.                                                                    1,301              301,681
            Djursland Bank                                                                         2,365              179,425
            East Asiatic Co., Ltd.                                                                46,252            2,361,164
            Egnsbank Han Herred                                                                    3,181              412,560
        *   FLS Industries                                                                       138,986            2,236,416
            Foras Holding A.S. Series A                                                           31,379              407,614
            Forstaedernes Bank                                                                     6,931              572,167
        *   Genmab A.S.                                                                           25,392              434,685
        *   Glostrup Plade Vaerksted Industri A.S.                                                 2,600               47,932
            H&H International A.S. Series B                                                          500              109,131
            Harboes Bryggeri A.S.                                                                    460              156,423
            Hedegaard (Peder P.) A.S.                                                              1,406              113,595
            Hojgaard Holding A.S. Series B                                                         7,075              253,839
            HVB Bank A.S.                                                                          3,110              152,961
            Kompan A.S.                                                                              310               63,872
            Lan & Spar Bank A.S.                                                                   5,706              305,355
            Lokalbanken I Nordsjaelland A.S.                                                         690              139,867
        *   Migatronic Series B                                                                    1,294               28,936
            Mons Bank A.S.                                                                           424               68,617
            Morso Bank                                                                               240               37,109
            NKT Holding A.S.                                                                      57,585            1,506,452
            Nordjyske Bank A.S.                                                                    1,203              242,187
            Norresundby Bank                                                                         439              173,002
        *   NTR Holdings A.S.                                                                      1,650               14,213
            Ove Arkil Series B                                                                       680               94,271
            Per Aarsleff A.S. Series B                                                             5,540              292,450
        *   Pharmexa A.S.                                                                         42,400              203,131
            Ringkjobing Bank                                                                       3,440              306,194
            Ringkjobing Landbobank                                                                 1,265              499,259
            Rockwool, Ltd.                                                                        26,020            1,252,885
            Salling Bank                                                                             500               50,947
            Sanistal A.S. Series B                                                                 4,670              338,978
        *   Scanbox Danmark A.S. Series B                                                          3,400                1,174
            Scandinavian Brake Systems A.S.                                                          510               39,232
            Schouw & Co. A.S.                                                                     31,885              702,034
            Skaelskor Bank                                                                           720              104,446
            Skjern Bank A.S.                                                                       1,530              140,196
        *   Spaencom A.S.                                                                            300               12,518
            Spar Nord Holding                                                                     11,919            1,557,011
            Sparbank Vest A.S.                                                                    11,870              619,522
            Sparekassen Faaborg A.S.                                                               1,634              540,124
            Sydbank A.S.                                                                          17,570            3,336,013
        *   TK Development                                                                        26,740               69,570
        *   Torsana A.S. Series B                                                                    200                4,993
            Totalbanken A.S.                                                                         600               92,290
        *   Treka A.S.                                                                            26,230              464,288
            Vestfyns Bank                                                                            500               65,341
            Vestjysk Bank A.S.                                                                    19,420              743,487
            VT Holdings Shares B                                                                   5,900              375,703
        *   Wessel & Vett Magasin du Nord A.S. Series C                                            6,498              189,379
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $15,951,228)                                                                                            34,147,317
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                               20,476
                                                                                                           ------------------
   (Cost $19,399)
   TOTAL -- DENMARK
     (Cost $15,970,627)                                                                                            34,167,793
                                                                                                           ------------------

   AUSTRIA -- (1.0%)
   COMMON STOCKS -- (1.0%)
            Agrana Beteiligungs AG                                                                 5,657              548,367
            Allgemeine Sparkasse Baugesellschaft                                                     120               14,035
        *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                   273,399            3,589,407
            Bohler Uddeholm AG                                                                    63,594            7,537,386
        *   Ca Immobilien Invest AG                                                              113,110            3,008,430
        *   Demeter Vermoegensverwaltung                                                         105,381                    0
        *   Eybl International AG                                                                  2,700               68,771
            Flughafen Wien AG                                                                     37,104            2,664,643
            Frauenthal Holding AG                                                                  1,308               83,999
        *   General Partners Inmobilienbesitz AG                                                   5,900               12,076
            Lenzing AG                                                                               150               34,302
            Linz Textil Holding AG                                                                   200               37,297
            Oberbank AG                                                                            1,302              136,085
        *   RHI AG, Wien                                                                          31,752              852,802
            Rosenbauer International AG                                                            1,462              104,372
      * #   VA Technologie AG                                                                     96,344            7,511,657
                                                                                                           ------------------
   TOTAL -- AUSTRIA
     (Cost $15,942,613)                                                                                            26,203,629
                                                                                                           ------------------

   IRELAND -- (0.9%)
   COMMON STOCKS -- (0.9%)
            Abbey P.L.C.                                                                         159,520            1,695,597
        *   Arcon International Resources P.L.C.                                                  44,160               21,726
        *   Ardagh P.L.C.                                                                         77,019              190,008
            Donegal Creameries P.L.C.                                                             23,801              135,579
        *   Dragon Oil P.L.C.                                                                  2,523,854            2,612,767
            Greencore Group P.L.C.                                                               448,286            1,727,798
            Heiton Holdings P.L.C.                                                               211,378            1,980,563
            IFG Group P.L.C.                                                                     307,277              322,465
        *   Iona Technologies P.L.C.                                                             146,143              763,353
            Irish Intercontental Group P.L.C.                                                    110,167            1,638,308
            Jurys Hotel Group P.L.C.                                                             544,314            8,458,239
        *   Oakhill Group P.L.C.                                                                  69,119               11,023
        *   Qualceram Shires P.L.C.                                                               30,338               80,641
            Readymix P.L.C.                                                                      548,109            1,311,231
        *   Waterford Wedgwood P.L.C.                                                          5,271,476              553,786
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $14,763,448)                                                                                            21,503,084
                                                                                                           ------------------

   NEW ZEALAND -- (0.8%)
   COMMON STOCKS -- (0.8%)
            AFFCO Holdings, Ltd.                                                               2,917,096              832,186
            CDL Hotels New Zealand, Ltd.                                                       2,017,530              835,925
            CDL Investments New Zealand, Ltd.                                                    701,344              185,284
            Colonial Motor Co., Ltd.                                                             207,470              439,023
        *   Evergreen Forests, Ltd.                                                              648,900              152,486
            Fisher & Paykel Apppliances Holdings, Ltd.                                           131,412              402,641
        *   Fletcher Challenge Forests, Ltd.                                                     550,302              847,067
            Independent Newspapers, Ltd. (Auckland)                                            1,213,784            4,652,253
            Met Lifecare, Ltd.                                                                   161,905              312,484
        *   New Zealand Oil & Gas, Ltd.                                                          308,137              241,956
            New Zealand Refining Co., Ltd.                                                        12,100              254,372
        *   Pan Pacific Petroleum NL                                                             374,079               40,926
            Pyne Gould Guinness, Ltd.                                                            246,048              330,580
        *   Richina Pacific, Ltd.                                                                704,552              326,614
        *   Rubicon, Ltd.                                                                      1,718,412            1,301,988
            Sanford, Ltd.                                                                        347,805            1,183,643
            South Port New Zealand, Ltd.                                                          71,088               64,063
        *   Tasman Farms                                                                         228,576                    0
            Taylors Group, Ltd.                                                                   42,000               67,947
            Tourism Holdings, Ltd.                                                               581,225              851,407
        *   Tower, Ltd.                                                                        3,023,588            4,628,896
        *   Trans Tasman Properties, Ltd.                                                      3,568,944            1,021,537
            Williams & Kettle, Ltd.                                                               67,532              161,175
            Wrightson, Ltd.                                                                      178,765              219,335
                                                                                                           ------------------
   TOTAL -- NEW ZEALAND
     (Cost $9,498,795)                                                                                             19,353,788
                                                                                                           ------------------

   PORTUGAL -- (0.3%)
   COMMON STOCKS -- (0.3%)
        *   Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                        2,306,331            3,341,837
            Efacec Capital SGPS SA                                                               178,200              553,528
        *   Finibanco Holdings SGPS, SA                                                           49,700               79,282
        *   Investimentos Participacoes e Gestao SA Inapa                                        440,502            1,606,568
            Mota-Engil SGPS SA                                                                    17,100               41,545
        *   Papelaria Fernandes-Industria e Comercia SA                                            2,000               10,254
        *   Sociedad Construcoes Soares da Costa SA                                              294,047              746,599
        *   Sonae Industria-Sociedade Gestora de Participacoes Sociais SA                         18,110              114,634
        *   Sumolis - Companhia Industrial de Fruitas e Bebidas, SA                               20,300               37,524
        *   Tertir Terminais de Portugal SA                                                       80,798              287,380
                                                                                                           ------------------
   TOTAL -- PORTUGAL
     (Cost $6,386,249)                                                                                              6,819,151
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.1%)
   INVESTMENT IN CURRENCY -- (0.1%)
        *   Euro Currency                                                                                           3,373,844
                                                                                                           ------------------
   (Cost $3,299,746)

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Jaks Resources Berhad                                                                 10,750                4,809
        *   Promet Berhad                                                                        201,000               15,340
        *   Rekapacific Berhad                                                                   130,000                    0
        *   Saship Holdings Berhad                                                               361,000               84,550
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $663,374)                                                                                                  104,699
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Bookham, Inc.                                                                          6,360               34,090
                                                                                                           ------------------
        (Cost $47,765)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (11.4%)
            Repurchase Agreement, Deutsche Bank Securities & Mizuho
              Securities USA 1.95%, 12/01/04 (Collateralized by
              $489,563,305 U.S. Treasury Note 1.625% & STRIPS, maturities ranging from 03/31/05 to 05/15/30, valued at $277,425,402)
              to be repurchased at $272,940,248 (Cost
              $272,925,402) ^                                                                    272,925          272,925,402

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $15,020,000 FNMA Notes 2.95%, 11/14/04, valued at
              $15,041,073) to be repurchased at $14,835,775 (Cost $14,835,000)                    14,835           14,835,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $287,760,402)                                                                                          287,760,402
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $1,926,667,885)                                                                                   $    2,513,802,692
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                   VALUE+
                                                                              ----------------
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company                                            $  1,132,195,736
                                                                              ----------------
    Total Investments (100%) (Cost $796,105,643)                              $  1,132,195,736
                                                                              ================

                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                   VALUE+
                                                                              ----------------
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company                                            $    190,101,469
                                                                              ----------------
    Total Investments (100%) (Cost $147,601,426)                              $    190,101,469
                                                                              ================

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                NOVEMBER 30, 2004

                                                                  SHARES           VALUE+
                                                               -----------    ----------------
Investment in The DFA One-Year Fixed Income Series of
  The DFA Investment Trust Company                             173,879,559    $  1,738,795,590
                                                                              ----------------
    Total Investments (100%) (Cost $1,737,998,525)                            $  1,738,795,590
                                                                              ================

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                NOVEMBER 30, 2004

                                                                  SHARES           VALUE+
                                                               -----------    ----------------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company                              167,688,329   $  1,675,206,407
                                                                              ----------------
    Total Investments (100%) (Cost $1,681,595,362)                            $  1,675,206,407
                                                                              ================

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                FACE
                                                                               AMOUNT             VALUE+
                                                                               ------             ------
                                                                                (000)
AGENCY OBLIGATIONS -- (99.4%)
Federal Farm Credit Bank
   3.625%, 10/24/08                                                      $         83,000   $     82,524,659
   3.700%, 12/17/08                                                                56,700         56,235,343
   3.550%, 04/06/09                                                                16,765         16,538,438
   4.375%, 06/24/09                                                                20,570         20,940,198
Federal Home Loan Bank
   5.800%, 09/02/08                                                                53,300         57,017,782
   5.865%, 09/02/08                                                                 2,670          2,871,932
   3.625%, 11/14/08                                                                24,000         23,917,776
   3.625%, 11/14/08                                                                17,000         16,898,527
   3.500%, 02/13/09                                                                42,880         42,305,965
   3.000%, 04/15/09                                                                32,400         31,318,780
   4.250%, 05/15/09                                                                27,500         27,862,175
   3.750%, 08/18/09                                                                25,400         25,253,290
   3.500%, 11/03/09                                                                58,000         56,758,104
 Tennessee Valley Authority
   5.375%, 11/13/08                                                                70,445         74,556,734
                                                                                            ----------------

TOTAL AGENCY OBLIGATIONS
  (Cost $539,729,592)                                                                            534,999,703
                                                                                            ----------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
  (Collateralized by $3,175,000 FHLMC Notes 4.20%, 10/20/09, valued
  at $3,188,621) to be repurchased at $3,155,165 (Cost $3,155,000)                  3,155          3,155,000
                                                                                            ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $542,884,592)                                                                       $    538,154,703
                                                                                            ================

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
UNITED STATES -- (40.1%)
BONDS -- (19.7%)
Citigroup, Inc.
   3.625%, 02/09/09                                  $        7,000   $    6,905,255
   4.250%, 07/29/09                                           7,800        7,846,270
Fifth Third Bank
   3.375%, 08/15/08                                          11,035       10,823,735
General Electric Capital Corp.
   3.250%, 06/15/09                                          33,850       32,700,251
Gillette Co.
   3.800%, 09/15/09                                          29,600       29,368,114
Pfizer, Inc.
   5.625%, 04/15/09                                          18,300       19,436,430
Procter & Gamble Co.
   4.300%, 08/15/08                                           4,200        4,291,917
   6.875%, 09/15/09                                          17,979       20,156,814
Toyota Motor Credit Corp.
   2.875%, 08/01/08                                           6,000        5,809,698
US Bank NA
   3.400%, 03/02/09                                          30,250       29,334,000
Wal-Mart Stores, Inc.
   6.875%, 08/10/09                                          33,590       37,618,415
Wells Fargo & Co.
   3.125%, 04/01/09                                          32,090       30,916,950
                                                                      --------------
TOTAL BONDS
  (Cost $237,798,821)                                                    235,207,849
                                                                      --------------
AGENCY OBLIGATIONS -- (20.4%)
Federal Farm Credit Bank
   3.625%, 10/24/08                                          54,000       53,690,742
Federal Home Loan Bank
   3.625%, 11/14/08                                          34,000       33,883,516
   3.000%, 04/15/09                                          18,000       17,399,322
   3.750%, 08/18/09                                           5,000        4,971,120
Federal Home Loan Mortgage
  Corporation
   5.750%, 03/15/09                                          16,000       17,189,968
   3.375%, 04/15/09                                          20,000       19,664,480
   6.625%, 09/15/09                                          15,500       17,269,278
Federal National Mortgage Association
   5.250%, 01/15/09                                          12,500       13,170,875
   3.250%, 02/15/09                                          42,000       41,030,976
Tennessee Valley Authority
   5.375%, 11/13/08                                          24,400       25,824,179
                                                                      --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $246,388,278)                                                    244,094,456
                                                                      --------------
TOTAL -- UNITED STATES
  (Cost $484,187,100)                                                    479,302,305
                                                                      --------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS  (15.5%)
BONDS -- (15.5%)
African Development Bank
   3.250%, 08/01/08                                  $       15,300   $   14,987,758
Asian Development Bank
   5.948%, 05/20/09                                          34,000       36,876,400
European Investment Bank
   3.375%, 03/16/09                                          33,435       32,989,713
Inter-American Development Bank
   5.375%, 11/18/08                                           9,000        9,574,560
   5.625%, 06/29/09^                                         32,360       29,223,471
International Finance Corp.
   3.750%, 06/30/09                                          33,035       32,882,576
World Bank (International Bank for Reconstruction
   & Development) Corporate Bonds 5.125%, 03/13/09           27,300       28,782,416
                                                                      --------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $182,821,204)                                                    185,316,894
                                                                      --------------
CANADA -- (12.8%)
BONDS -- (12.8%)
BP Canada Finance
   3.625%, 01/15/09                                          11,394       11,210,853
British Columbia (Province of)
   5.000%, 06/25/09                                          17,500       18,252,500
Canada Housing Trust
   4.650%, 09/15/09                                          32,900       28,587,763
Canadian Government
   4.250%, 09/01/09^                                         35,800       30,740,339
Ontario, Province of
   5.500%, 10/01/08^                                         32,520       34,408,566
Toyota Credit Canada
   4.250%, 06/17/09^                                         27,600       23,369,648
   4.750%, 06/29/09^                                          7,300        6,302,662
                                                                      --------------
TOTAL -- CANADA
  (Cost $146,770,976)                                                    152,872,331
                                                                      --------------
GERMANY -- (13.0%)
BONDS -- (13.0%)
Bayerische Landesbank
   2.875%, 10/15/08                                           7,600        7,314,210
   5.875%, 12/01/08                                           9,600       10,257,686
   3.200%, 04/15/09                                          10,000        9,653,630
Deutsche Postbank AG
   5.500%, 02/17/09                                           8,000        8,494,400
KFW International Finance, Inc.
   3.250%, 03/30/09                                          34,700       33,944,199
KFW-Kreditanstalt fuer Wiederaufbau
   3.750%, 01/28/09@                                         11,700        1,763,541
Landesbank Baden-Wuerttemberg
  Foerderbank
   4.500%, 01/26/09                                          19,800       16,958,345

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                          (000)
Landwirtschaft Rentenbank
    3.750%, 06/15/09                                 $       33,000   $   32,563,773
Westdeutsche Landesbank
    6.050%, 01/15/09                                         32,200       34,291,523
                                                                      --------------
TOTAL -- GERMANY
  (Cost $156,056,816)                                                    155,241,307
                                                                      --------------
NETHERLANDS -- (5.1%)
BONDS -- (5.1%)
Bank Nederlandse Gemeenten NV
    4.375%, 09/15/09                                         15,000       15,214,650
Nederlandse Waterschapsbank NV
    2.750%, 12/30/08                                         19,300       18,508,700
Rabobank
    4.250%, 01/05/09^                                        31,200       26,512,325
                                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $59,059,942)                                                      60,235,675
                                                                      --------------
FRANCE -- (4.3%)
BONDS -- (4.3%)
Dexia Credit Local
    5.500%, 01/21/09                                         20,115       21,295,751
Total Capital SA
    3.500%, 01/05/09                                         30,900       30,492,120
                                                                      --------------
TOTAL -- FRANCE
  (Cost $52,616,654)                                                      51,787,871
                                                                      --------------
NORWAY -- (2.9%)
BONDS -- (2.9%)
Eksportfinans ASA
    4.375%, 07/15/09
    (Cost $34,362,395)                                       34,000       34,431,120
                                                                      --------------
SPAIN -- (2.8%)
BONDS -- (2.8%)
Institut de Credito Oficial
    3.875%, 07/15/09
    (Cost $32,791,910)                               $       33,045   $   32,957,100
                                                                      --------------
FINLAND -- (2.7%)
BONDS -- (2.7%)
Republic of Finland
    3.250%, 05/15/09
    (Cost $31,633,611)                                       32,700       31,973,406
                                                                      --------------
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04 (Collateralized
   by $9,979,000 FNMA Notes 2.95%, 11/14/07,
   valued at $9,993,001) to be repurchased at
   9,856,515 (Cost $9,856,000)                                9,856        9,856,000
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,190,156,607)                                              $1,193,974,009
                                                                      ==============

----------
+    See Note B to Financial Statements.
^    Denominated in Canadian Dollars.
@    Denominated in Swedish Krona.

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                             NOVEMBER 30, 2004 FACE

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                          (000)
U.S. TREASURY OBLIGATIONS -- (35.4%)
U.S. Treasury Bonds
    11.250%, 02/15/15                                $        5,000   $    7,799,805
    10.625%, 08/15/15                                         6,000        9,137,814
    9.875%, 11/15/15                                          6,000        8,780,388
    9.250%, 02/15/16                                          9,000       12,718,125
    7.250%, 05/15/16                                          6,000        7,422,888
    9.000%, 11/15/18                                          8,200       11,724,401
 U.S. Treasury Notes
    5.625%, 05/15/08                                         11,000       11,798,787
    5.500%, 05/15/09                                          5,000        5,395,900
    6.000%, 08/15/09                                          8,000        8,802,496
    6.500%, 02/15/10                                          6,600        7,450,265
    5.750%, 08/15/10                                          3,600        3,948,750
    5.000%, 02/15/11                                          5,700        6,031,535
    5.000%, 08/15/11                                         10,000       10,575,780
    4.875%, 02/15/12                                          3,000        3,144,609
    3.875%, 02/15/13                                         10,300       10,055,776
    7.500%, 11/15/16                                          4,000        5,051,720
                                                                      --------------
 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $124,967,604)                                                   129,839,039
                                                                      --------------
 AGENCY OBLIGATIONS -- (63.8%)
Federal Farm Credit Bank
    6.450%, 10/07/09                                          2,000        2,213,410
    7.160%, 05/19/10                                          3,000        3,438,039
    6.700%, 11/22/10                                          2,000        2,258,994
    6.135%, 12/13/10                                          4,000        4,391,664
    5.750%, 01/18/11                                          9,000        9,714,375
    6.000%, 03/07/11                                          9,000        9,822,933
    6.740%, 04/11/11                                          1,000        1,132,401
    4.800%, 05/24/11                                          3,300        3,381,926
    6.300%, 06/06/11                                          2,800        3,116,467
    4.300%, 11/23/11                                          5,500        5,452,161
    6.260%, 12/02/11                                          2,000        2,215,714
    4.480%, 08/24/12                                          4,000        3,986,704
    6.280%, 11/26/12                                          3,000        3,342,390
    4.150%, 05/15/13                                          4,000        3,868,572
    8.160%, 09/30/14                                          3,615        4,565,846
Federal Home Loan Bank
    5.895%, 01/14/08                                          2,100        2,243,705
    6.030%, 01/30/08                                          2,000        2,145,882
    7.000%, 02/15/08                                          2,000        2,208,290
    5.905%, 03/27/08                                          4,000        4,283,928
    6.185%, 05/06/08                                          1,000        1,082,384
    6.045%, 05/22/08                                 $        1,000   $    1,078,428
    5.945%, 07/28/08                                          6,000        6,462,762
    5.915%, 08/25/08                                          3,000        3,230,511
    5.800%, 09/02/08                                          3,000        3,209,256
    5.550%, 11/17/08                                          5,000        5,328,205
    5.315%, 12/23/08                                         10,000       10,574,760
    5.545%, 02/17/09                                          3,000        3,201,792
    5.950%, 03/16/09                                          5,550        6,016,522
    5.863%, 04/22/09                                          9,000        9,732,735
    6.730%, 06/22/09                                          2,500        2,799,593
    6.500%, 08/14/09                                          3,000        3,333,090
    6.500%, 11/13/09                                          9,000       10,018,638
    3.875%, 02/12/10                                          3,000        2,971,533
    7.375%, 02/12/10                                          2,080        2,393,845
    7.625%, 05/14/10                                          3,020        3,534,049
    4.125%, 08/13/10                                          9,000        8,966,529
    6.625%, 11/15/10                                          1,000        1,123,235
    7.200%, 06/14/11                                          3,000        3,497,340
    5.750%, 05/15/12                                         16,300       17,648,140
    4.500%, 11/15/12                                          8,000        8,002,448
    3.875%, 06/14/13                                          3,600        3,429,875
    4.500%, 09/16/13                                         11,000       10,954,053
    5.250%, 06/18/14                                          2,000        2,086,880
Tennessee Valley Authority
    5.375%, 11/13/08                                          8,000        8,466,944
    5.625%, 01/18/11                                         11,000       11,751,300
    6.000%, 03/15/13                                          9,000        9,860,976
                                                                      --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $222,090,819)                                                    234,539,224
                                                                      --------------

 TEMPORARY CASH
   INVESTMENTS -- (0.8%)
  Repurchase Agreement, PNC Capital Markets, Inc.
   1.88%, 12/01/04 (Collateralized by $2,811,000
   FHLMC Notes 4.20%, 10/20/09, valued at
   $2,823,059) to be repurchased at $2,793,146
   (Cost $2,793,000)                                          2,793        2,793,000
                                                                      --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $349,850,423)                                                $  367,171,263
                                                                      ==============

----------
+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
MUNICIPAL BONDS -- (63.3%)
Alabama -- (2.7%)
Alabama State Department of
  Dock Facilities Revenue Bonds
   6.000%, 10/01/08                                  $        1,000   $    1,121,140
Alabama State Federal Highway
  Finance Authority Series A
   5.000%, 03/01/09                                           4,000        4,349,680
Alabama Water Pollution Control
  Authority Revenue Bonds
   5.000%, 08/15/08                                           2,160        2,341,656
Huntsville, Alabama General Obligations
   4.500%, 08/01/07                                           1,000        1,051,420
Jefferson County, Alabama Series A
  General Obligations
   5.000%, 04/01/08                                           1,300        1,398,800
                                                                      --------------
                                                                          10,262,696
                                                                      --------------

Arizona -- (1.8%)
Arizona State Transportation Board
  Revenue Bonds
   5.250%, 07/01/08                                           3,000        3,275,250
City of Scottsdale, Arizona General
  Obligations
   5.000%, 07/01/08                                           2,250        2,432,498
Pima County, Arizona General
  Obligations
   5.100%, 07/01/07                                           1,000        1,068,380
                                                                      --------------
                                                                           6,776,128
                                                                      --------------

Colorado -- (0.3%)
Jefferson County, Colorado School
  District General Obligations
   5.500%, 12/15/06                                           1,000        1,064,640
                                                                      --------------

Connecticut -- (3.0%)
Connecticut State Special
  Obligation Rate Reduction
   5.000%, 06/30/09                                           5,000        5,448,950
 State of Connecticut Health Education
   Refunding Bonds
   General Obligations
   4.500%, 03/15/09                                           5,600        5,988,528
                                                                      --------------
                                                                          11,437,478
                                                                      --------------

Delaware -- (0.6%)
Delaware Transportation Authority
  Series B Revenue Bonds
         5.250%, 07/01/07                                     1,000        1,072,370
State of Delaware Series B
  General Obligations
   5.000%, 05/01/07                                           1,000        1,063,440
                                                                      --------------
                                                                           2,135,810
                                                                      --------------

Florida -- (2.2%)
Florida State Board of Education
  Series C General Obligations
   4.000%, 06/01/09                                  $        4,000   $    4,192,760
Florida State Board of Education
  Series H General Obligations
   5.000%, 06/01/08                                           2,000        2,161,440
Jacksonville, Florida Excise Taxes
  Revenue Bonds
   5.250%, 10/01/07                                           1,000        1,078,000
Tallahassee, Florida Energy Systems
   2.750%, 10/01/05                                           1,000        1,005,290
                                                                      --------------
                                                                           8,437,490
                                                                      --------------

Georgia -- (1.8%)
State of Georgia Finance &
  Investment Committee
   5.750%, 09/01/07                                           1,000        1,090,090
State of Georgia General Obligations
   5.250%, 08/01/07                                           1,000        1,074,890
State of Georgia General Obligations
   6.700%, 08/01/08                                           2,000        2,286,020
State of Georgia General Obligations
   6.250%, 04/01/09                                           2,000        2,281,920
                                                                      --------------
                                                                           6,732,920
                                                                      --------------

Hawaii -- (0.6%)
State of Hawaii General Obligations
   5.000%, 04/01/08                                           2,000        2,154,660
                                                                      --------------

Illinois -- (3.4%)
Central Lake County, Illinois General
  Obligations
   6.000%, 02/01/08                                           1,000        1,105,380
Chicago Metropolitan Water Reclamation
  District General Obligations
   5.500%, 12/01/08                                           2,000        2,209,900
Chicago, Illinois Public Building
  Commission Revenue Bonds
   5.000%, 03/01/08                                           1,000        1,077,080
Chicago, Illinois Tax Increment
   5.500%, 01/01/07                                             970        1,033,215
Du Page, Cook & Will Counties
  Community College District
  General Obligations
   5.000%, 06/01/08                                           2,175        2,340,757
Du Page, Illinois Water Commission
  General Obligations
   5.000%, 03/01/07                                           1,000        1,057,570
State of Illinois First Series
  General Obligations
   5.250%, 04/01/07                                             600          638,610
State of Illinois General Obligations
   5.500%, 04/01/09                                           3,000        3,321,420
                                                                      --------------
                                                                          12,783,932
                                                                      --------------

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
Indiana -- (1.1%)
Indianapolis, Indiana Local Improvement
  Revenue Bonds
   6.500%, 01/01/08                                  $        1,000   $    1,117,130
Ivy Technical State College
  Revenue Bonds
   5.000%, 07/01/08                                           1,000        1,080,760
Logansport Multi-Purpose School
  Building Corp. Revenue Bonds
   4.250%, 07/05/08                                           1,000        1,055,470
Valparaiso, Indiana School
  Building Corp.
   4.500%, 01/05/07                                           1,000        1,044,810
                                                                      --------------
                                                                           4,298,170
                                                                      --------------

Iowa -- (1.1%)
Des Moines, Iowa General Obligations
   5.000%, 06/01/09                                           3,680        3,998,614
                                                                      --------------

Kansas -- (0.9%)
Johnson County, Kansas General
  Obligations
   5.250%, 09/01/07                                           1,000        1,075,770
Kansas State Development Finance
  Authority Revenue Bonds
   5.000%, 10/01/07                                           1,000        1,071,490
Wyandotte County, Kansas City, Kansas
   5.000%, 09/01/07                                           1,000        1,069,450
                                                                      --------------
                                                                           3,216,710
                                                                      --------------

Kentucky -- (0.9%)
Kentucky State Turnpike Authority
  Revenue Bonds
   5.500%, 07/01/08                                           3,000        3,297,480
                                                                      --------------

Louisiana -- (1.0%)
Calcasieu Parish, Louisiana
  General Obligations
   4.600%, 08/15/06                                             700          726,908
New Orleans, Louisiana Certificates of
  Indebtedness General Obligations
   5.000%, 03/01/08                                           1,000        1,074,170
Shreveport, Louisiana Series A
  Certificates of Indebtedness
   5.000%, 10/01/07                                           1,000        1,070,640
St. Tammany Parish, Louisiana
   6.000%, 04/01/07                                           1,000        1,082,170
                                                                      --------------
                                                                           3,953,888
                                                                      --------------

Maryland -- (2.3%)
State of Maryland General Obligations
   5.000%, 07/15/08                                           2,000        2,171,100
State of Maryland General Obligations
   5.250%, 02/01/09                                           5,000        5,506,750
Washington Suburban Sanitation
  District General Obligations
   5.250%, 06/01/08                                           1,000        1,091,470
                                                                      --------------
                                                                           8,769,320
                                                                      --------------

Massachusetts -- (0.9%)
Boston, Massachusetts Series A
  General Obligations
   5.000%, 02/01/08                                  $        1,000   $    1,072,980
State of Massachusetts Series C
  General Obligations
   5.250%, 12/01/07                                           2,000        2,158,940
                                                                      --------------
                                                                           3,231,920
                                                                      --------------

Michigan -- (2.3%)
Detroit, Michigan City School District
  Series B General Obligations
   4.500%, 05/01/08                                           1,000        1,060,940
Fraser Public School District
  General Obligations
   5.150%, 05/01/08                                           1,000        1,082,020
Michigan Municipal Bond Authority
  Revenue Bonds
   5.250%, 10/01/07                                           1,000        1,078,000
Michigan Municipal Bond Authority
  Revenue Bonds
   5.250%, 10/01/08                                           3,000        3,284,340
Michigan State Comprehensive
  Transportation Series A
  Revenue Bonds
   5.750%, 05/15/07                                           1,000        1,079,980
Wayne County, Michigan Community
  College General Obligations
   5.000%, 07/01/07                                           1,000        1,065,370
                                                                      --------------
                                                                           8,650,650
                                                                      --------------

Minnesota -- (0.9%)
Metropolitan Council of Minneapolis
  and St. Paul General Obligations
   4.000%, 02/01/08                                           1,200        1,253,976
State of Minnesota General Obligations
   6.000%, 08/01/05                                           1,000        1,025,970
State of Minnesota General Obligations
   5.000%, 11/01/07                                           1,000        1,074,420
                                                                      --------------
                                                                           3,354,366
                                                                      --------------

Mississippi -- (0.3%)
Rankin County, Mississippi
  School District
   4.500%, 02/01/07                                           1,000        1,044,590
                                                                      --------------

Missouri -- (0.9%)
State of Missouri General Obligations
   5.000%, 08/01/08                                           3,000        3,257,460
                                                                      --------------

Nevada -- (2.4%)
Clark County, Nevada School District
  General Obligations
   4.000%, 06/01/09                                           3,540        3,707,548
Las Vegas, Nevada Valley Water
  Distribution Series B
  General Obligations
   5.250%, 06/01/09                                           2,830        3,112,123
State of Nevada General Obligations
   5.375%, 10/01/08                                           2,100        2,306,913
                                                                      --------------
                                                                           9,126,584
                                                                      --------------

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
New Hampshire -- (0.3%)
New Hampshire State Turnpike
  Systems Revenue Bonds
   5.000%, 10/01/06                                  $        1,000   $    1,047,290
                                                                      --------------

New Jersey -- (0.3%)
New Jersey State Transportation Trust
  Fund Authority
   5.375%, 12/15/07                                           1,000        1,085,000
                                                                      --------------

New Mexico -- (0.4%)
New Mexico State Severance Tax Series
   5.000%, 07/01/07                                             550          585,530
New Mexico State Severance Tax Series
   5.000%, 07/01/07                                           1,000        1,064,080
                                                                      --------------
                                                                           1,649,610
                                                                      --------------

New York -- (2.6%)
Long Island Power Authority Series A
  Revenue Bonds
   5.250%, 12/01/05                                           1,000        1,033,150
Municipal Assistance Corp. for the
  City of New York
   6.000%, 07/01/07                                           1,000        1,093,390
Nassau County, New York Interim
  Finance Authority
   5.000%, 11/15/09                                           3,415        3,738,469
New York State Thruway Authority
   5.000%, 04/01/09                                           3,500        3,807,195
                                                                      --------------
                                                                           9,672,204
                                                                      --------------

North Carolina -- (2.6%)
Durham County, North Carolina
  General Obligations
   5.500%, 04/01/09                                           3,000        3,334,320
North Carolina State Public
  Improvements General Obligations
   5.500%, 03/01/08                                           1,000        1,093,220
State of North Carolina
  General Obligations
   5.000%, 03/01/09                                           4,000        4,363,080
University of North Carolina
  Revenue Bonds
   5.000%, 04/01/08                                           1,000        1,078,650
                                                                      --------------
                                                                           9,869,270
                                                                      --------------

Ohio -- (3.4%)
Franklin County, Ohio
  General Obligations
   5.500%, 12/01/07                                           1,000        1,086,340
Ohio State Building Authority
  Revenue Bonds
   5.500%, 10/01/08                                           1,500        1,650,555
Ohio State Higher Education Capital
  Facilities Revenue Bonds
   5.000%, 12/01/08                                           5,000        5,432,700
Ohio State Higher Education Capital
  Facilities Series II Revenue Bonds
   5.250%, 12/01/06                                           1,000        1,057,390
Ohio State Water Development Authority
  Revenue Bonds
   5.000%, 06/01/08                                  $        2,500   $    2,699,175
State of Ohio Highway Improvement
  General Obligations
   5.500%, 05/01/07                                           1,000        1,072,910
                                                                      --------------
                                                                          12,999,070
                                                                      --------------

Oklahoma -- (1.2%)
Grand River Dam Authority of Oklahoma
  Revenue Bonds
   5.750%, 06/01/08                                           4,000        4,422,520
                                                                      --------------

Oregon -- (2.6%)
Oregon State Deparment of
  Transportation Revenue Bonds
   5.000%, 11/15/06                                             900          947,304
Oregon State Department of
  Administrative Services
  Revenue Bonds
   5.250%, 04/01/08                                           2,000        2,173,160
Salem-Keizer, Oregon School District
  General Obligations
   5.000%, 06/15/09                                           6,055        6,612,968
                                                                      --------------
                                                                           9,733,432
                                                                      --------------

Pennsylvania -- (1.5%)
Allegheny County, Pennsylvania
  Sanitation Authority
   5.000%, 12/01/07                                           1,000        1,072,590
Berks County, Pennsylvania
  General Obligations
   6.350%, 11/15/07                                           1,500        1,662,315
Pennsylvania Intergovernmental
  Cooperative Authority Special Tax
   5.000%, 06/15/08                                           1,000        1,079,810
Pittsburgh, Pennsylvania School District
  General Obligations
   5.000%, 09/01/07                                           1,000        1,068,070
State of Pennsylvania
  General Obligations
   5.000%, 01/15/07                                             650          685,347
                                                                      --------------
                                                                           5,568,132
                                                                      --------------

South Carolina -- (0.8%)
Piedmont Municipal Power Agency
  Electric Revenue Bonds Series 1985B
   6.125%, 01/01/07                                           1,000        1,076,730
State of South Carolina
  General Obligations
   5.000%, 04/01/09                                           1,900        2,074,040
                                                                      --------------
                                                                           3,150,770
                                                                      --------------

Tennessee -- (2.6%)
Knox County, Tennessee
  General Obligations
   4.500%, 04/01/08                                           2,000        2,120,320

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
Metro Government Nashville & Davidson
  Counties General Obligations
   5.000%, 11/15/08                                  $        2,000   $    2,169,660
Metro Government of Nashville &
  Davidson Counties Series A
  Prerefunded General Obligations
   5.250%, 10/15/07                                             790          850,846
Metro Government of Nashville &
  Davidson Counties Series B
  Unrefunded General Obligations
   5.250%, 10/15/07                                             210          226,174
Shelby County, Tennessee
  General Obligations
   5.000%, 04/01/09                                           4,195        4,561,391
                                                                      --------------
                                                                           9,928,391
                                                                      --------------

Texas -- (5.4%)
Austin, Texas Electric Utility Systems
  Revenue Bonds
   5.000%, 11/15/05                                           1,000        1,027,030
Dallas, Texas Waterworks &
  Sewer System
   5.250%, 10/01/08                                           3,000        3,276,300
Houston, Texas General Obligations
   5.500%, 03/01/06                                              70           72,774
Houston, Texas General Obligations
   5.500%, 03/01/06                                             430          447,200
Lower Colorado River Authority
  Revenue Bonds
   5.250%, 05/15/08                                           1,000        1,084,480
San Antonio, Texas Pre Refunded
  General Obligations
   5.000%, 08/01/07                                              20           21,343
San Antonio, Texas Unrefunded
  General Obligations
   5.000%, 08/01/07                                             980        1,043,445
State of Texas General Obligations
   5.000%, 08/01/09                                           4,000        4,356,320
Texas A&M University Revenue Bond
   5.000%, 05/15/09                                           4,000        4,344,760
Texas State University Systems
  Financing Revenue Bonds
   5.000%, 03/15/09                                           2,245        2,436,341
Trinity River Authority Texas Regional
  Wastewater System Revenue Bond
   5.500%, 08/01/08                                           2,200        2,415,688
                                                                      --------------
                                                                          20,525,681
                                                                      --------------

Utah -- (1.9%)
Salt Lake City, Utah General Obligations
   5.250%, 06/15/07                                           1,000        1,070,910
Salt Lake County, Utah Municipal
  Building Authority Lease
  Revenue Bonds
   5.000%, 10/01/08                                           1,800        1,951,578
State of Utah General Obligations
   4.000%, 07/01/08                                           3,000        3,147,810
Utah State Board of Regents
  Revenue Bonds
   5.250%, 04/01/08                                  $        1,000   $    1,083,250
                                                                      --------------
                                                                           7,253,548
                                                                      --------------

Vermont -- (0.3%)
Vermont Public Power Supply Authority
   4.000%, 07/01/07                                           1,000        1,039,240
                                                                      --------------

Virginia -- (2.8%)
Arlington County, Virginia
  General Obligations
   4.000%, 01/15/09                                           4,000        4,196,440
Richmond, Virginia General Obligations
   5.000%, 07/15/07                                           1,000        1,066,320
Virginia Commonwealth Transportation
  Board Federal Highway
  Reimbursement Notes
   5.000%, 10/01/09                                           5,000        5,474,400
                                                                      --------------
                                                                          10,737,160
                                                                      --------------

Washington -- (2.1%)
King County, Washington Sewer
  Revenue Bonds
   5.250%, 01/01/08                                           2,000        2,157,600
Seattle, Washington Drain & Wastewater
  Revenue Bonds
   4.000%, 07/01/08                                           1,000        1,046,820
Snohomish County, Washington School
  District Revenue Bonds
   4.500%, 06/01/09                                           3,500        3,731,350
State of Washington General Obligations
   5.500%, 09/01/07                                           1,000        1,079,610
                                                                      --------------
                                                                           8,015,380
                                                                      --------------

Wisconsin -- (1.1%)
Muskego Norway, Wisconsin School
  District General Obligations
   5.000%, 04/01/07                                           1,000        1,059,190
State of Wisconsin
  General Obligations
   5.000%, 05/01/07                                           1,000        1,060,780
State of Wisconsin
  General Obligations
   5.250%, 05/01/09                                           2,000        2,195,860
                                                                      --------------
                                                                           4,315,830
                                                                      --------------

TOTAL MUNICIPAL BONDS
  (Cost $239,516,890)                                                    238,998,034
                                                                      --------------

TAX EXEMPT COMMERCIAL
  PAPER -- (35.0%)
Arizona -- (3.6%)
City of Mesa, Arizona Municipal
  Develpoment
   1.810%, 01/03/05                                           4,000        4,000,000
Salt River Project Agricultural
  Improvement
   1.780%, 12/17/04                                           2,500        2,500,000

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
Salt River Project Agricultural
  Improvement
   1.800%, 01/11/05                                  $        5,000   $    5,000,000
Salt River Project Agricultural
  Improvement
   1.780%, 01/18/05                                           2,000        2,000,000
                                                                      --------------
                                                                          13,500,000
                                                                      --------------

Connecticut -- (0.3%)
State of Connecticut Health Education
   1.740%, 12/07/04                                           1,000        1,000,000
                                                                      --------------

Florida -- (1.7%)
City of Gainesville, Florida
   1.770%, 12/06/04                                           6,500        6,500,000
                                                                      --------------

Georgia -- (2.3%)
Burke County, Georgia
  Development Authority
   1.770%, 12/07/04                                           8,500        8,500,000
                                                                      --------------

Maryland -- (3.5%)
Maryland Health & Higher Education
   1.620%, 12/01/04                                           4,000        4,000,000
Maryland Health & Higher Education
   1.730%, 12/08/04                                           1,000        1,000,000
Maryland Health & Higher Education
   1.740%, 12/14/04                                           1,500        1,500,000
Maryland Health & Higher Education
   1.830%, 01/19/05                                           3,000        3,000,000
Montgomery, Maryland
  General Obligations
   1.850%, 01/26/05                                           3,700        3,700,276
                                                                      --------------
                                                                          13,200,276
                                                                      --------------

Massachusetts -- (3.7%)
Harvard University
   1.700%, 12/03/04                                           2,000        2,000,000
Harvard University
   1.730%, 12/09/04                                           2,100        2,100,000
Massachusetts Port Authority
   1.700%, 12/03/04                                           3,000        3,000,000
Massachusetts Port Authority
   1.780%, 12/22/04                                           5,000        5,000,000
Massachusetts Water Resource
   1.730%, 12/02/04                                           2,000        2,000,000
                                                                      --------------
                                                                          14,100,000
                                                                      --------------

Nebraska -- (1.3%)
Omaha Public Power District
   1.740%, 12/10/04                                           2,000        2,000,000
Omaha Public Power District
   1.790%, 12/13/04                                           3,000        3,000,000
                                                                      --------------
                                                                           5,000,000
                                                                      --------------

New York -- (1.9%)
Dormitory Authority of New York
   1.740%, 12/14/04                                  $        5,000   $    5,000,000
New York State Environmental Quality
  General Obligations
   1.830%, 01/24/05                                           2,000        2,000,090
                                                                      --------------
                                                                           7,000,090
                                                                      --------------

Pennsylvania -- (0.9%)
City of Philadelphia, Pennsylvania
   1.720%, 12/06/04                                           3,500        3,500,000
                                                                      --------------

South Carolina -- (1.7%)
South Carolina Public Services
  Authority
   1.750%, 12/15/04                                           5,009        5,009,000
South Carolina Public Services
  Authority
   1.780%, 12/17/04                                           1,500        1,500,000
                                                                      --------------
                                                                           6,509,000
                                                                      --------------

Tennessee -- (0.6%)
Tennessee State School Board
  Authority
   1.770%, 12/02/04                                           2,400        2,400,000
                                                                      --------------

Texas -- (11.1%)
City of San Antonio, Texas Electric
   1.820%, 01/21/05                                           5,000        4,999,630
Dallas Area Rapid Transit
   1.740%, 12/13/04                                           1,000        1,000,000
Harris County, Texas
  General Oblications
   1.740%, 12/06/04                                           1,500        1,500,000
Houston, Texas General Obligations
   1.730%, 12/01/04                                           4,700        4,700,000
Houston, Texas General Obligations
   1.770%, 12/01/04                                           2,000        2,000,000
Houston, Texas General Obligations
   1.850%, 01/25/05                                           2,000        1,999,982
North Central Texas Health
   1.790%, 12/27/04                                           7,000        7,000,000
Plano, Texas Health Facility
   1.660%, 12/02/04                                           2,000        2,000,000
Texas Public Finance Authority
   1.760%, 01/04/05                                           9,359        9,359,000
University of Texas Board of Regents
   1.730%, 12/16/04                                           2,000        2,000,025
University of Texas Board of Regents
   1.770%, 12/16/04                                           5,500        5,500,000
                                                                      --------------
                                                                          42,058,637
                                                                      --------------

Utah -- (1.3%)
Intermountain Power Agency
   1.630%, 12/01/04                                           2,000        2,000,000
Intermountain Power Agency
   1.740%, 12/06/04                                           1,000        1,000,000
Intermountain Power Agency
   1.760%, 12/15/04                                           2,000        2,000,000
                                                                      --------------
                                                                           5,000,000
                                                                      --------------

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
Virginia -- (0.7%)
 Ida of The City of Hampton, Virginia
   1.780%, 01/06/05                                  $        2,600   $    2,600,000
                                                                      --------------

Wisconsin -- (0.4%)
State of Wisconsin General Obligations
   1.820%, 01/03/05                                           1,500        1,500,000
                                                                      --------------

TOTAL TAX EXEMPT COMMERCIAL PAPER
   (Cost $132,368,000)                                                   132,368,003
                                                                      --------------

                                                         SHARES
                                                         -------
                                                         (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Wilmington Tax Exempt Portfolio -- Investor
  Shares
  (Cost $6,307,902)                                           6,308        6,307,902
                                                                      --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $378,192,792)                                                 $  377,673,939
                                                                      ==============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                      U.S.            ENHANCED            U.S.              U.S.
                                                     LARGE           U.S. LARGE        LARGE CAP          SMALL XM
                                                    COMPANY           COMPANY            VALUE             VALUE
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                            $     1,440,962   $       221,780   $     2,630,798   $       159,367
Receivables:
   Fund Shares Sold                                       2,026               211             3,392             2,686
Prepaid Expenses and Other Assets                            16                 6                14                 7
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                      1,443,004           221,997         2,634,204           162,060
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                        1,148               204             2,612             2,488
   Fund Shares Redeemed                                     878                 7               780               198
   Due to Advisor                                            13                27               321                38
Accrued Expenses and Other Liabilities                       96                15               130                11
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                     2,135               253             3,843             2,735
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $     1,440,869   $       221,744   $     2,630,361   $       159,325
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                    41,650,081        23,706,635       135,795,657         9,322,843
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $         34.59   $          9.35   $         19.37   $         17.09
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $     1,173,764   $       195,855   $     1,978,677   $       118,613
                                                ===============   ===============   ===============   ===============

                                                      U.S.              U.S.              U.S.              DFA
                                                   SMALL CAP           SMALL             MICRO          REAL ESTATE
                                                     VALUE              CAP               CAP            SECURITIES
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0, $0
  and $22,760 of securities on loan,
  respectively)                                 $     5,796,760   $     2,138,620   $     3,215,647   $     1,330,766
Receivables:
   Investment Securities Sold                               396                --                --                --
   Dividends, Interest, and Tax Reclaims                     --                --                --               845
   Securities Lending                                        --                --                --                11
   Fund Shares Sold                                       4,890           106,816             7,278             1,546
Prepaid Expenses and Other Assets                            15                10                14                15
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                      5,802,061         2,245,446         3,222,939         1,333,183
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                          --                --                --            23,325
   Investment Securities Purchased                           --           106,318             2,142                --
   Fund Shares Redeemed                                   5,286               498             5,136               503
   Due to Advisor                                         1,383               520             1,031               318
Accrued Expenses and Other Liabilities                      226               140               110               139
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                     6,895           107,476             8,419            24,285
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $     5,795,166   $     2,137,970   $     3,214,520   $     1,308,898
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                   209,135,990       111,761,016       213,426,912        56,864,891
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $         27.71   $         19.13   $         15.06   $         23.02
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $     3,633,655   $     1,650,891   $     1,979,268   $       958,040
                                                ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                   INTERNATIONAL        JAPANESE        PACIFIC RIM
                                                   LARGE CAP           SMALL             SMALL             SMALL
                                                 INTERNATIONAL        COMPANY           COMPANY           COMPANY
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $38,078, $0,
  $0 and $0, of securities on loan,
  respectively)                                 $       884,178   $     1,659,646   $        65,894   $        26,732
Cash                                                         15                16                --                --
Receivables:
   Dividends, Interest, and Tax Reclaims                  1,499                --                --                --
   Securities Lending                                        42                --                --                --
   Fund Shares Sold                                         592            11,212               685                51
Prepaid Expenses and Other Assets                            11                14                 8                 7
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                        886,337         1,670,888            66,587            26,790
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                      40,742                --                --                --
   Investment Securities Purchased                          154            11,700               685                47
   Fund Shares Redeemed                                     247               381                --                 4
   Due to Advisor                                           170               527                12                --
Accrued Expenses and Other Liabilities                      141                96                11                 4
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                    41,454            12,704               708                55
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $       844,883   $     1,658,184   $        65,879   $        26,735
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                    48,801,237       117,402,691         4,710,285         1,838,943
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $         17.31   $         14.12   $         13.99   $         14.54
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $       769,097   $     1,223,259   $       181,529   $        52,910
                                                ===============   ===============   ===============   ===============

                                                                                          DFA
                                                     UNITED         CONTINENTAL      INTERNATIONAL
                                                    KINGDOM            SMALL           SMALL CAP          EMERGING
                                                 SMALL COMPANY        COMPANY            VALUE            MARKETS
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0,
  $238,792 and $0, of securities on loan,
  respectively)                                 $        15,813   $        33,843   $     2,513,803   $     1,132,196
Cash                                                         --                --                15                --
Receivables:
   Investment Securities Sold                                --                --             2,198                --
   Dividends, Interest, and Tax Reclaims                     --                --             3,993                --
   Securities Lending                                        --                --               210                --
   Fund Shares Sold                                          56               269             2,996               755
Prepaid Expenses and Other Assets                             7                 7                19                10
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                         15,876            34,119         2,523,234         1,132,961
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                          --                --           272,925                --
   Investment Securities Purchased                           56               264            32,657               517
   Fund Shares Redeemed                                      --                 5               701               238
   Due to Advisor                                            --                 6             1,140               361
Accrued Expenses and Other Liabilities                        4                 5               288                67
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                        60               280           307,711             1,183
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $        15,816   $        33,839   $     2,215,523   $     1,131,778
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                       673,887         2,396,493       146,190,868        72,525,962
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $         23.47   $         14.12   $         15.16   $         15.61
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $         9,166   $        19,159   $     1,926,668   $       796,106
                                                ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                          DFA
                                                    EMERGING            DFA             TWO-YEAR            DFA
                                                    MARKETS           ONE-YEAR           GLOBAL          FIVE-YEAR
                                                   SMALL CAP        FIXED INCOME      FIXED INCOME       GOVERNMENT
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                            $       190,101   $     1,738,796   $     1,675,206   $       538,155
Receivables:
   Investment Securities Sold                                --             3,365                --                --
   Dividends, Interest, and Tax Reclaims                     --                --                --             3,842
   Fund Shares Sold                                          --             2,029             3,475             1,087
Prepaid Expenses and Other Assets                             8                16                12                16
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                        190,109         1,744,206         1,678,693           543,100
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                           --                --             2,419                --
   Fund Shares Redeemed                                      --             5,394             1,056               321
   Due to Advisor                                            65               148               139                89
Accrued Expenses and Other Liabilities                       16                90               107                56
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                        81             5,632             3,721               466
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $       190,028   $     1,738,574   $     1,674,972   $       542,634
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                    16,617,645       170,440,755       168,846,441        51,022,458
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $         11.44   $         10.20   $          9.92   $         10.64
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $       147,601   $     1,737,999   $     1,681,595   $       542,885
                                                ===============   ===============   ===============   ===============

                                                                        DFA               DFA
                                                                     FIVE-YEAR        INTERMEDIATE          DFA
                                                                       GLOBAL          GOVERNMENT        SHORT-TERM
                                                                    FIXED INCOME      FIXED INCOME     MUNICIPAL BOND
                                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                  ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                              $     1,193,974   $       367,171   $       377,674
Cash                                                                            6                --                --
Receivables:
   Investment Securities Sold                                               5,817                --                --
   Dividends, Interest, and Tax Reclaims                                   18,223             4,091             3,604
   Fund Shares Sold                                                         2,356             1,968               615
Prepaid Expenses and Other Assets                                              17                10                12
                                                                  ---------------   ---------------   ---------------
    Total Assets                                                        1,220,393           373,240           381,905
                                                                  ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                          3,841                --                --
   Fund Shares Redeemed                                                     7,436                66                86
   Due to Advisor                                                             257                31                53
   Unrealized Loss on Forward Currency
     Contracts                                                              3,094                --                --
Accrued Expenses and Other Liabilities                                        187                35                57
                                                                  ---------------   ---------------   ---------------
    Total Liabilities                                                      14,815               132               196
                                                                  ---------------   ---------------   ---------------
NET ASSETS                                                        $     1,205,578   $       373,108   $       381,709
                                                                  ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                     114,791,100        31,656,055        37,844,799
                                                                  ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                 $         10.50   $         11.79   $         10.09
                                                                  ===============   ===============   ===============
Investments at Cost                                               $     1,190,157   $       349,850   $       378,193
                                                                  ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                  U.S.            ENHANCED            U.S.              U.S.
                                                                  LARGE          U.S. LARGE         LARGE CAP         SMALL XM
                                                                 COMPANY           COMPANY            VALUE             VALUE
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             --------------    --------------    --------------    --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                       --    $        1,998    $       22,711    $          843
   Dividends                                                 $       25,211                --                --                --
   Interest                                                             252                --                --                --
   Income from Securities Lending                                       133                --                --                --
   Expenses Allocated from Master Funds                                (638)               --                --                --
                                                             --------------    --------------    --------------    --------------
        Total Investment Income                                      24,958             1,998            22,711               843
                                                             --------------    --------------    --------------    --------------
EXPENSES
   Administrative Services                                            2,656               262             3,225               399
   Accounting & Transfer Agent Fees                                     271                13                51                13
   Legal Fees                                                            21                 3                36                 2
   Audit Fees                                                             6                 1                 9                 1
   Filing Fees                                                           97                40               122                43
   Shareholders' Reports                                                 63                 7                86                 4
   Directors' Fees and Expenses                                          13                 2                26                 1
   Other                                                                  2                 3                 3                 1
                                                             --------------    --------------    --------------    --------------
        Total Expenses                                                3,129               331             3,558               464
   Fees Waived, Expenses Reimbursed, and/or Previously
        Waived Fees Recovered by Advisor (Note C)                    (1,914)               --                --                22
                                                             --------------    --------------    --------------    --------------
   Net Expenses                                                       1,215               331             3,558               486
                                                             --------------    --------------    --------------    --------------
   NET INVESTMENT INCOME (LOSS)                                      23,743             1,667            19,153               357
                                                             --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                            --                --                --            11,499
   Net Realized Gain (Loss) on Investment Securities Sold              (998)           (1,264)             (377)             (819)
   Net Realized Gain (Loss) on Futures                                3,229                --                --                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                          118,762            20,021           400,873            20,899
     Futures                                                            378                --                --                --
                                                             --------------    --------------    --------------    --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                         121,371            18,757           400,496            31,579
                                                             --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $      145,114    $       20,424    $      419,649    $       31,936
                                                             ==============    ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                                                                  U.S.              U.S.              U.S.              DFA
                                                                SMALL CAP           SMALL             MICRO         REAL ESTATE
                                                                  VALUE              CAP               CAP          SECURITIES
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA
     Investment Trust Company                                $       17,234    $        8,604    $       13,321               --
   Dividends                                                             --                --                --   $       39,727
   Interest                                                              --                --                --              152
   Income from Securities Lending                                        --                --                --               49
                                                             --------------    --------------    --------------   --------------
        Total Investment Income                                      17,234             8,604            13,321           39,928
                                                             --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                          --                --                --            2,995
   Administrative Services                                           14,542             4,922            11,280               --
   Accounting & Transfer Agent Fees                                      61                35                35              557
   Custodian Fees                                                        --                --                --               95
   Legal Fees                                                            83                25                46               18
   Audit Fees                                                            22                 7                13               48
   Filing Fees                                                          163               120                74               96
   Shareholders' Reports                                                149                52                97               47
   Directors' Fees and Expenses                                          57                20                19               13
   Other                                                                 37                 8                10               13
                                                             --------------    --------------    --------------   --------------
        Total Expenses                                               15,114             5,189            11,574            3,882
                                                             --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       2,120             3,415             1,747           36,046
                                                             --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                       331,592               494            57,526               --
   Net Realized Gain (Loss) on Investment Securities Sold            (4,445)           (4,470)           53,770           30,696
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                          866,604           260,305           332,087          205,195
                                                             --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                       1,193,751           256,329           443,383          235,891
                                                             --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $    1,195,871    $      259,744    $      445,130   $      271,937
                                                             ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                INTERNATIONAL       JAPANESE        PACIFIC RIM
                                                                LARGE CAP           SMALL             SMALL            SMALL
                                                              INTERNATIONAL        COMPANY           COMPANY          COMPANY
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $1,440, $2,759, $46, and $27, respectively)             $       16,236    $       29,199    $          620   $          973
   Interest                                                             108               249                 9                5
   Income from Securities Lending                                       539             2,682               195               43
   Expenses Allocated from Master Funds                                  --            (3,479)             (125)             (82)
                                                             --------------    --------------    --------------   --------------
        Total Investment Income                                      16,883            28,651               699              939
                                                             --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                       1,698                --                --               --
   Administrative Services                                               --             5,111               189              100
   Accounting & Transfer Agent Fees                                     626                34                32               31
   Custodian Fees                                                       287                --                --               --
   Legal Fees                                                            16                31                 2                2
   Audit Fees                                                            35                 5                 1                1
   Filing Fees                                                           65               110                22               19
   Shareholders' Reports                                                 35                67                 3                2
   Directors' Fees and Expenses                                           6                18                --               --
   Other                                                                 31                23                 1                2
                                                             --------------    --------------    --------------   --------------
        Total Expenses                                                2,799             5,399               250              157
   Fees Waived, Expenses Reimbursed, and/or
        Previously Waived Fees Recovered by Advisor (Note
          C)                                                             --                --               (28)             (40)
                                                             --------------    --------------    --------------   --------------
   Net Expenses                                                       2,799             5,399               222              117
                                                             --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                      14,084            23,252               477              822
                                                             --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold             2,103            41,764            (3,850)          (1,129)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                       (15)               97                (5)               9
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     119,249           286,938            14,049            5,552
     Translation of Foreign Currency Denominated Amounts                 32                92                12                1
                                                             --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY                                                       121,369           328,891            10,206            4,433
                                                             --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $      135,453    $      352,143    $       10,683   $        5,255
                                                             ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                       DFA
                                                                 UNITED          CONTINENTAL      INTERNATIONAL
                                                                 KINGDOM            SMALL           SMALL CAP        EMERGING
                                                              SMALL COMPANY        COMPANY            VALUE           MARKETS
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $39, $84, $3,265 and $3,707, respectively)              $          406    $          575    $       35,813   $       24,065
   Interest                                                               3                 4               396              159
   Income from Securities Lending                                        --                47             2,133               --
   Expenses Allocated from Master Funds                                 (38)              (71)               --           (2,545)
                                                             --------------    --------------    --------------   --------------
        Total Investment Income                                         371               555            38,342           21,679
                                                             --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                          --                --            10,341               --
   Administrative Services                                               55               109                --            3,299
   Accounting & Transfer Agent Fees                                      31                31               904               68
   Custodian Fees                                                        --                --               805               --
   Legal Fees                                                             1                 1                38               22
   Audit Fees                                                             1                 1                78                3
   Filing Fees                                                           16                23               125               77
   Shareholders' Reports                                                  1                 1                75               51
   Directors' Fees and Expenses                                          --                --                22               11
   Other                                                                  1                 1                61                9
                                                             --------------    --------------    --------------   --------------
        Total Expenses                                                  106               167            12,449            3,540
   Fees Waived, Expenses Reimbursed, and/or Previously
        Waived Fees Recovered by Advisor (Note C)                       (41)              (39)               --               --
                                                             --------------    --------------    --------------   --------------
   Net Expenses                                                          65               128            12,449            3,540
                                                             --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                         306               427            25,893           18,139
                                                             --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold               781             1,303            61,932              251
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        (5)               11               215           (1,457)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       2,435             6,844           409,293          239,858
     Translation of Foreign Currency Denominated
        Amounts                                                          (3)               (6)              126               60
   Deferred Thailand Capital Gains Tax                                   --                --                --             (960)
                                                             --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 3,208             8,152           471,566          237,752
                                                             --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $        3,514    $        8,579    $      497,459   $      255,891
                                                             ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                       DFA
                                                                EMERGING             DFA            TWO-YEAR            DFA
                                                                 MARKETS          ONE-YEAR           GLOBAL          FIVE-YEAR
                                                                SMALL CAP       FIXED INCOME      FIXED INCOME      GOVERNMENT
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA
     Investment Trust Company                                            --    $       26,751    $       21,765               --
   Dividends (Net of Foreign Taxes Withheld of
     $395, $0, $0, and $0, respectively)                     $        3,130                --                --               --
   Interest                                                              26                --                --   $       16,374
   Expenses Allocated from Master Funds                                (670)               --                --               --
                                                             --------------    --------------    --------------   --------------
        Total Investment Income                                       2,486            26,751            21,765           16,374
                                                             --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                          --                --                --              942
   Administrative Services                                              579             1,767             1,483               --
   Accounting & Transfer Agent Fees                                      32                26                24              141
   Custodian Fees                                                        --                --                --               40
   Legal Fees                                                             4                42                25                8
   Audit Fees                                                             1                 8                 7               25
   Filing Fees                                                           40                88               132               80
   Shareholders' Reports                                                  9                65                61               23
   Directors' Fees and Expenses                                           1                20                17                4
   Other                                                                  2                10                 8                6
                                                             --------------    --------------    --------------   --------------
        Total Expenses                                                  668             2,026             1,757            1,269
                                                             --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       1,818            24,725            20,008           15,105
                                                             --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                            --             9,757            13,460               --
   Net Realized Gain (Loss) on Investment Securities Sold             8,584            (3,878)             (372)            (884)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                      (303)               --                --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      26,593           (12,753)          (18,662)          (1,529)
     Translation of Foreign Currency Denominated
        Amounts                                                          33                --                --               --
   Deferred Thailand Capital Gains Tax                                  312                --                --               --
                                                             --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                35,219            (6,874)           (5,574)          (2,413)
                                                             --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $       37,037    $       17,851    $       14,434   $       12,692
                                                             ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                   DFA               DFA
                                                                FIVE-YEAR       INTERMEDIATE           DFA
                                                                 GLOBAL          GOVERNMENT        SHORT-TERM
                                                              FIXED INCOME      FIXED INCOME     MUNICIPAL BOND
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             --------------    --------------    --------------
INVESTMENT INCOME
   Interest                                                  $       38,764    $       16,674    $        6,286
                                                             --------------    --------------    --------------
        Total Investment Income                                      38,764            16,674             6,286
                                                             --------------    --------------    --------------
EXPENSES
   Investment Advisory Services                                       2,797               341               618
   Accounting & Transfer Agent Fees                                     659               114               212
   Custodian Fees                                                        91                29                27
   Legal Fees                                                            19                 6                 7
   Audit Fees                                                            60                19                14
   Filing Fees                                                          104                49               101
   Shareholders' Reports                                                 48                11                 8
   Directors' Fees and Expenses                                          11                 2                 4
   Other                                                                 21                10                28
                                                             --------------    --------------    --------------
        Total Expenses                                                3,810               581             1,019
   Fees Waived, Expenses Reimbursed, and/or
        Previously Waived Fees Recovered by Advisor (Note
          C)                                                             --                --               (92)
                                                             --------------    --------------    --------------
   Net Expenses                                                       3,810               581               927
                                                             --------------    --------------    --------------
   NET INVESTMENT INCOME (LOSS)                                      34,954            16,093             5,359
                                                             --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold            (5,049)            1,129               (17)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                    (6,964)               --                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      11,559            (3,418)           (1,598)
     Translation of Foreign Currency Denominated Amounts             (2,966)               --                --
                                                             --------------    --------------    --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY                                                        (3,420)           (2,289)           (1,615)
                                                             --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $       31,534    $       13,804    $        3,744
                                                             ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                   U.S. LARGE                       ENHANCED
                                                                     COMPANY                   U.S. LARGE COMPANY
                                                                    PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     23,743    $     13,446    $      1,667    $      1,592
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                                --              --              --              --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                               (998)        (31,857)         (1,264)        (14,118)
   Net Realized Gain (Loss) on Futures                           3,229           3,693              --              --
   Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                      118,762         133,557          20,021          31,567
    Futures                                                        378            (840)             --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  145,114         117,999          20,424          19,041
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (17,869)        (12,490)         (1,883)         (1,697)
   Net Short-Term Gains                                             --              --              --              --
   Net Long-Term Gains                                              --              --              --              --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (17,869)        (12,490)         (1,883)         (1,697)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               443,844         318,836          90,004          67,037
   Shares Issued in Lieu of Cash Distributions                  17,160          11,941           1,863           1,634
   Shares Redeemed                                            (164,645)       (194,790)        (30,153)        (45,855)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from
    Capital Share Transactions                                 296,359         135,987          61,714          22,816
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  423,604         241,496          80,255          40,160
NET ASSETS
   Beginning of Period                                       1,017,265         775,769         141,489         101,329
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  1,440,869    $  1,017,265    $    221,744    $    141,489
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               13,474          11,359          10,083           8,890
    Shares Issued in Lieu of Cash Distributions                    523             435             208             225
    Shares Redeemed                                             (4,989)         (7,302)         (3,383)         (6,000)
                                                          ------------    ------------    ------------    ------------
                                                                 9,008           4,492           6,908           3,115
                                                          ============    ============    ============    ============

                                                                                                   U.S. SMALL
                                                                  U.S. LARGE                           XM
                                                                  CAP VALUE                           VALUE
                                                                  PORTFOLIO                         PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     19,153    $     19,207    $        357    $        279
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                                --              --          11,499           6,234
   Net Realized Gain (Loss) on Investment
    Securities Sold                                               (377)        (11,022)           (819)           (571)
   Net Realized Gain (Loss) on Futures                              --              --              --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                                      400,873         260,888          20,899          19,021
    Futures                                                         --              --              --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  419,649         269,073          31,936          24,963
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (24,851)        (17,524)           (683)           (444)
   Net Short-Term Gains                                             --              --          (6,051)             --
   Net Long-Term Gains                                              --              --          (5,912)         (6,874)
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (24,851)        (17,524)        (12,646)         (7,318)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               770,612         508,735          64,693          17,864
   Shares Issued in Lieu of Cash
    Distributions                                               23,431          17,143          12,485           7,311
   Shares Redeemed                                            (267,908)       (244,710)        (34,067)        (12,850)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from
    Capital Share Transactions                                 526,135         281,168          43,111          12,325
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  920,933         532,717          62,401          29,970
NET ASSETS
   Beginning of Period                                       1,709,428       1,176,711          96,924          66,954
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  2,630,361    $  1,709,428    $    159,325    $     96,924
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               43,662          36,285           4,309           1,391
    Shares Issued in Lieu of Cash Distributions                  1,343           1,253             893             687
    Shares Redeemed                                            (15,122)        (17,987)         (2,282)         (1,070)
                                                          ------------    ------------    ------------    ------------
                                                                29,883          19,551           2,920           1,008
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                   U.S. SMALL                         U.S.
                                                                   CAP VALUE                       SMALL CAP
                                                                   PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $      2,120    $     14,560    $      3,415    $      4,078
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                           331,592         217,230             494              --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                             (4,445)        (35,531)         (4,470)         (9,794)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities                    866,604       1,099,617         260,305         303,474
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                1,195,871       1,295,876         259,744         297,758
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (17,838)        (12,117)         (6,735)         (3,458)
   Net Short-Term Gains                                        (51,847)             --            (494)             --
   Net Long-Term Gains                                        (216,189)       (271,483)             --          (4,842)
   Return of Capital                                                --              --          (1,515)             --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                       (285,874)       (283,600)         (8,744)         (8,300)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                             1,376,124         859,057       1,056,150         339,446
   Shares Issued in Lieu of Cash Distributions                 277,491         279,462           8,415           8,065
   Shares Redeemed                                            (978,193)       (913,699)       (311,622)       (149,814)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               675,422         224,820         752,943         197,697
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                1,585,419       1,237,096       1,003,943         487,155
NET ASSETS
   Beginning of Period                                       4,209,747       2,972,651       1,134,027         646,872
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  5,795,166    $  4,209,747    $  2,137,970    $  1,134,027
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               56,306          47,932          60,763          25,828
    Shares Issued in Lieu of Cash Distributions                 12,282          17,812             501             704
    Shares Redeemed                                            (40,464)        (52,635)        (18,159)        (11,911)
                                                          ------------    ------------    ------------    ------------
                                                                28,124          13,109          43,105          14,621
                                                          ============    ============    ============    ============

                                                                       U.S.                     DFA REAL ESTATE
                                                                    MICRO CAP                      SECURITIES
                                                                    PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $      1,747    $      4,910    $     36,046    $     22,917
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                            57,526          22,183              --              --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                             53,770           2,669          30,696           6,763
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities                    332,087         843,705         205,195          36,132
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  445,130         873,467         271,937         165,812
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                        (8,955)         (2,812)        (39,355)        (20,722)
   Net Short-Term Gains                                        (35,761)             --            (707)             --
   Net Long-Term Gains                                         (33,947)        (24,249)         (6,193)         (2,261)
   Return of Capital                                                --              --              --              --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (78,663)        (27,061)        (46,255)        (22,983)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               708,465         566,975         426,234         289,454
   Shares Issued in Lieu of Cash Distributions                  75,364          26,396          45,463           2,586
   Shares Redeemed                                            (558,623)       (426,402)       (171,886)        (84,728)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               225,206         166,969         299,811         227,312
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  591,673       1,013,375         525,493         370,141
NET ASSETS
   Beginning of Period                                       2,622,847       1,609,472         783,405         413,264
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  3,214,520    $  2,622,847    $  1,308,898    $    783,405
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               51,580          56,707          21,487          17,797
    Shares Issued in Lieu of Cash Distributions                  5,771           3,041           2,448           1,588
    Shares Redeemed                                            (40,560)        (40,652)         (8,746)         (5,421)
                                                          ------------    ------------    ------------    ------------
                                                                16,791          19,096          15,189          13,964
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                   LARGE CAP                     INTERNATIONAL
                                                                 INTERNATIONAL                   SMALL COMPANY
                                                                   PORTFOLIO                       PORTFOLIO
                                                          ----------------------------   -----------------------------
                                                              YEAR           YEAR            YEAR            YEAR
                                                              ENDED          ENDED           ENDED           ENDED
                                                             NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004           2003            2004            2003
                                                          ------------   -------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     14,084   $       8,058   $      23,252    $     12,506
   Net Realized Gain (Loss) on Investment Securities
    Sold                                                         2,103              --          41,764          10,185
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   (15)             99              97             309
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                 119,249          81,602         286,938         249,662
    Translation of Foreign Currency Denominated Amounts             32              21              92             102
                                                          ------------   -------------   -------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                 135,453          89,780         352,143         272,764
                                                          ------------   -------------   -------------    ------------
Distributions From:
   Net Investment Income                                       (20,560)         (5,772)        (32,182)         (8,564)
                                                          ------------   -------------   -------------    ------------
    Total Distributions                                        (20,560)         (5,772)        (32,182)         (8,564)
                                                          ------------   -------------   -------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               291,666         179,697         540,048         281,724
   Shares Issued in Lieu of Cash Distributions                  19,638           5,551          31,815           8,551
   Shares Redeemed                                             (85,437)       (102,500)       (143,527)       (109,166)
                                                          ------------   -------------   -------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               225,867          82,748         428,336         181,109
                                                          ------------   -------------   -------------    ------------
    Total Increase (Decrease)                                  340,760         166,756         748,297         445,309
NET ASSETS
   Beginning of Period                                         504,123         337,367         909,887         464,578
                                                          ------------   -------------   -------------    ------------
   End of Period                                          $    844,883   $     504,123   $   1,658,184    $    909,887
                                                          ============   =============   =============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               18,507          14,472          43,527          31,592
    Shares Issued in Lieu of Cash Distributions                  1,271             483           2,697           1,199
    Shares Redeemed                                             (5,382)         (8,433)        (11,553)        (12,776)
                                                          ------------   -------------   -------------    ------------
                                                                14,396           6,522          34,671          20,015
                                                          ============   =============   =============    ============

                                                                   JAPANESE                        PACIFIC RIM
                                                                 SMALL COMPANY                    SMALL COMPANY
                                                                   PORTFOLIO                        PORTFOLIO
                                                          ----------------------------   -----------------------------
                                                              YEAR           YEAR            YEAR            YEAR
                                                              ENDED          ENDED           ENDED           ENDED
                                                             NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004           2003            2004            2003
                                                          ------------   -------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $        477   $         381   $         822    $        809
   Net Realized Gain (Loss) on Investment Securities
    Sold                                                        (3,850)        (19,891)         (1,129)         (6,175)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                    (5)              7               9               6
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                  14,049          30,910           5,552          15,862
    Translation of Foreign Currency Denominated Amounts             12              --               1               1
                                                          ------------   -------------   -------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                  10,683          11,407           5,255          10,503
                                                          ------------   -------------   -------------    ------------
Distributions From:
   Net Investment Income                                          (396)           (575)         (1,138)         (2,468)
                                                          ------------   -------------   -------------    ------------
    Total Distributions                                           (396)           (575)         (1,138)         (2,468)
                                                          ------------   -------------   -------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                41,185           8,796          12,619           5,381
   Shares Issued in Lieu of Cash Distributions                     396             575           1,136           2,468
   Shares Redeemed                                              (8,702)        (49,309)        (11,515)        (49,691)
                                                          ------------   -------------   -------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                                32,879         (39,938)          2,240         (41,842)
                                                          ------------   -------------   -------------    ------------
    Total Increase (Decrease)                                   43,166         (29,106)          6,357         (33,807)
NET ASSETS
   Beginning of Period                                          22,713          51,819          20,378          54,185
                                                          ------------   -------------   -------------    ------------
   End of Period                                          $     65,879   $      22,713   $      26,735    $     20,378
                                                          ============   =============   =============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                3,229             906             992             530
    Shares Issued in Lieu of Cash Distributions                     37              82              96             328
    Shares Redeemed                                               (659)         (5,808)           (933)         (6,018)
                                                          ------------   -------------   -------------    ------------
                                                                 2,607          (4,820)            155          (5,160)
                                                          ============   =============   =============    ============

               See accompanying Notes to the Financial Statements.

                                                                  UNITED KINGDOM                CONTINENTAL SMALL
                                                                   SMALL COMPANY                    COMPANY
                                                                     PORTFOLIO                      PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $        306    $        476    $        427    $        643
   Net Realized Gain (Loss) on Investment
    Securities Sold                                                781            (102)          1,303           3,377
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                    (5)              3              11              76
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                   2,435           4,688           6,844           6,875
    Translation of Foreign Currency Denominated
     Amounts                                                        (3)              1              (6)            (17)
   Deferred Thailand Capital Gains Tax                              --              --              --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                   3,514           5,066           8,579          10,954
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                          (723)         (1,017)           (970)         (1,497)
   Net Short-Term Gains                                             --              --            (290)           (305)
   Net Long-Term Gains                                              --            (599)         (3,086)         (2,582)
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                           (723)         (1,616)         (4,346)         (4,384)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                 2,663           1,791           8,894           4,919
   Shares Issued in Lieu of Cash Distributions                     723           1,616           4,343           4,384
   Shares Redeemed                                              (2,570)        (23,633)         (8,007)        (52,240)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                                   816         (20,226)          5,230         (42,937)
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                    3,607         (16,776)          9,463
NET ASSETS
   Beginning of Period                                          12,209          28,985          24,376          60,743
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $     15,816    $     12,209    $     33,839    $     24,376
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                  125             118             733             510
    Shares Issued in Lieu of Cash Distributions                     37             122             400             528
    Shares Redeemed                                               (122)         (1,641)           (671)         (5,903)
                                                          ------------    ------------    ------------    ------------
                                                                    40          (1,401)            462          (4,865)
                                                          ============    ============    ============    ============

                                                                       DFA
                                                                 INTERNATIONAL
                                                                SMALL CAP VALUE                EMERGING MARKETS
                                                                   PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     25,893    $     13,221    $     18,139    $      7,421
   Net Realized Gain (Loss) on Investment
    Securities Sold                                             61,932          10,593             251          (5,984)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   215             438          (1,457)           (276)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                 409,293         333,818         239,858         144,491
    Translation of Foreign Currency Denominated
     Amounts                                                       126              39              60               9
   Deferred Thailand Capital Gains Tax                              --              --            (960)         (1,778)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                 497,459         358,109         255,891         143,883
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (38,344)        (11,202)        (19,202)         (4,473)
   Net Short-Term Gains                                           (197)             --              --              --
   Net Long-Term Gains                                          (8,285)             --              --              --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (46,826)        (11,202)        (19,202)         (4,473)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               818,387         332,252         385,464         178,201
   Shares Issued in Lieu of Cash Distributions                  45,802          11,202          17,283           4,452
   Shares Redeemed                                            (194,996)       (171,201)       (101,734)        (61,853)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               669,193         172,253         301,013         120,800
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                1,119,826         519,160         537,702         260,210
NET ASSETS
   Beginning of Period                                       1,095,697         576,537         594,076         333,866
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  2,215,523    $  1,095,697    $  1,131,778    $    594,076
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               62,188          35,708          28,628          17,445
    Shares Issued in Lieu of Cash Distributions                  3,752           1,564           1,348             528
    Shares Redeemed                                            (14,824)        (19,920)         (7,497)         (6,524)
                                                          ------------    ------------    ------------    ------------
                                                                51,116          17,352          22,479          11,449
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                EMERGING MARKETS                       DFA ONE-YEAR
                                                                   SMALL CAP                           FIXED INCOME
                                                                   PORTFOLIO                             PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                             YEAR            YEAR            YEAR            YEAR
                                                             ENDED           ENDED           ENDED           ENDED
                                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                             2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $      1,818    $        831    $     24,725    $     18,271
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                                --              --           9,757          12,033
   Net Realized Gain (Loss) on Investment
    Securities Sold                                              8,584             637          (3,878)         (1,382)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                  (303)            (90)             --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                  26,593          20,926         (12,753)         (8,369)
    Translation of Foreign Currency Denominated
      Amounts                                                       33              (1)             --              --
   Deferred Thailand Capital Gains Tax                             312            (486)             --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                   37,037          21,817          17,851          20,553
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                        (2,334)           (338)        (24,460)        (18,230)
   Net Short-Term Gains                                           (216)             --          (9,586)        (12,023)
   Net Long-Term Gains                                            (432)           (273)             --              --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                         (2,982)           (611)        (34,046)        (30,253)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                99,556          41,560       1,216,580       1,051,658
   Shares Issued in Lieu of Cash Distributions                   2,969             609          31,872          28,015
   Shares Redeemed                                             (30,905)         (5,538)       (948,419)       (607,544)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                                71,620          36,631         300,033         472,129
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  105,675          57,837         283,838         462,429
NET ASSETS
   Beginning of Period                                          84,353          26,516       1,454,736         992,307
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $    190,028    $     84,353    $  1,738,574    $  1,454,736
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                9,869           5,844         118,714         101,940
    Shares Issued in Lieu of Cash Distributions                    317             106           3,118           2,725
    Shares Redeemed                                             (3,223)           (799)        (92,631)        (58,921)
                                                          ------------    ------------    ------------    ------------
                                                                 6,963           5,151          29,201          45,744
                                                          ============    ============    ============    ============

                                                                  DFA TWO-YEAR                    DFA FIVE-YEAR
                                                              GLOBAL FIXED INCOME                   GOVERNMENT
                                                                   PORTFOLIO                         PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                             YEAR            YEAR            YEAR            YEAR
                                                             ENDED           ENDED           ENDED           ENDED
                                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                             2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     20,008    $     16,557    $     15,105    $     11,583
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                            13,460          10,965              --              --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                               (372)           (338)           (884)         15,782
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                    --              --              --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                 (18,662)         (7,700)         (1,529)        (14,993)
    Translation of Foreign Currency Denominated
      Amounts                                                       --              --              --              --
   Deferred Thailand Capital Gains Tax                              --              --              --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                   14,434          19,484          12,692          12,372
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (22,447)        (28,481)        (16,684)        (11,597)
   Net Short-Term Gains                                        (13,106)             --            (429)             --
   Net Long-Term Gains                                              --              --         (13,164)             --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (35,553)        (28,481)        (30,277)        (11,597)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               740,944         571,993         234,672         186,798
   Shares Issued in Lieu of Cash Distributions                  35,364          28,145          29,995           1,482
   Shares Redeemed                                            (275,289)       (195,283)       (107,440)       (111,353)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               501,019         404,855         157,227          86,927
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  479,900         395,858         139,642          87,702
NET ASSETS
   Beginning of Period                                       1,195,072         799,214         402,992         315,290
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  1,674,972    $  1,195,072    $    542,634    $    402,992
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               74,279          56,679          21,929          16,715
    Shares Issued in Lieu of Cash Distributions                  3,553           2,800           2,835           1,032
    Shares Redeemed                                            (27,584)        (19,330)        (10,011)        (10,015)
                                                          ------------    ------------    ------------    ------------
                                                                50,248          40,149          14,753           7,732
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.


                                                                                    DFA
                                                     DFA                        INTERMEDIATE                      DFA
                                                  FIVE-YEAR                      GOVERNMENT                    SHORT-TERM
                                              GLOBAL FIXED INCOME               FIXED INCOME                 MUNICIPAL BOND
                                                   PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                              YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2004           2003           2004           2003           2004           2003
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)            $    34,954    $    26,914    $    16,093    $    14,622    $     5,359    $     2,288
   Net Realized Gain (Loss) on
     Investment Securities Sold                 (5,049)        37,435          1,129          7,497            (17)            --
   Net Realized Gain (Loss) on
     Foreign Currency Transactions              (6,964)          (826)            --             --             --             --
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
       Currency                                 11,559        (30,554)        (3,418)        (6,149)        (1,598)         1,434
     Translation of Foreign Currency
        Denominated Amounts                     (2,966)           708             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease) in Net
     Assets Resulting from Operations           31,534         33,677         13,804         15,970          3,744          3,722
                                           -----------    -----------    -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                       (32,175)       (28,456)       (15,547)       (15,142)        (5,043)        (2,097)
   Net Short-Term Gains                         (7,366)        (4,472)          (630)
   Net Long-Term Gains                         (30,042)        (2,655)        (6,872)        (4,808)
                                           -----------    -----------    -----------    -----------    -----------    -----------
     Total Distributions                       (69,583)       (35,583)       (23,049)       (19,950)        (5,043)        (2,097)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                               486,993        390,384         94,918        110,106        221,275        159,528
   Shares Issued in Lieu of Cash
     Distributions                              69,052         35,163         22,843         19,335          4,959          2,083
   Shares Redeemed                            (281,857)      (215,919)       (51,642)      (109,286)       (56,615)       (28,666)
                                           -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease) from Capital
     Share Transactions                        274,188        209,628         66,119         20,155        169,619        132,945
                                           -----------    -----------    -----------    -----------    -----------    -----------
     Total Increase (Decrease)                 236,139        207,722         56,874         16,175        168,320        134,570
NET ASSETS
   Beginning of Period                         969,439        761,717        316,234        300,059        213,389         78,819
                                           -----------    -----------    -----------    -----------    -----------    -----------
   End of Period                           $ 1,205,578    $   969,439    $   373,108    $   316,234    $   381,709    $   213,389
                                           ===========    ===========    ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                               46,221         35,473          8,057          8,969         21,904         15,782
    Shares Issued in Lieu of Cash
      Distributions                              6,592          3,238          1,941          1,573            492            206
    Shares Redeemed                            (26,765)       (19,651)        (4,392)        (8,700)        (5,608)        (2,837)
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                                26,048         19,060          5,606          1,842         16,788         13,151
                                           ===========    ===========    ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             U.S. LARGE COMPANY PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     31.16     $     27.56     $     33.51     $     38.70     $     41.08
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.61            0.47            0.42            0.42            0.43
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            3.31            3.57           (5.95)          (5.19)          (2.16)
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       3.92            4.04           (5.53)          (4.77)          (1.73)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.49)          (0.44)          (0.42)          (0.42)          (0.40)
   Net Realized Gains                                          --              --              --              --           (0.25)
   Tax Return of Capital                                       --              --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.49)          (0.44)          (0.42)          (0.42)          (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     34.59     $     31.16     $     27.56     $     33.51     $     38.70
=================================================================================================================================
Total Return                                                12.68%          14.90%         (16.64)%        (12.41)%         (4.33)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 1,440,869     $ 1,017,265     $   775,769     $   851,921     $ 1,037,593
Ratio of Expenses to Average Net Assets**                    0.15%           0.15%           0.15%           0.15%           0.15%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.30%           0.30%           0.30%           0.30%           0.32%
Ratio of Net Investment Income to Average Net Assets         1.92%           1.66%           1.43%           1.16%           1.02%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                   2%              8%             11%              8%              8%
---------------------------------------------------------------------------------------------------------------------------------

                                                                         ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      8.42     $      7.41     $      8.91     $     11.91     $     15.12
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.09            0.10            0.16            0.06            1.46
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            0.94            1.02           (1.52)          (1.27)          (2.00)
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       1.03            1.12           (1.36)          (1.21)          (0.54)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.10)          (0.11)          (0.14)          (0.68)          (1.26)
   Net Realized Gains                                          --              --              --           (0.75)          (1.41)
   Tax Return of Capital                                       --              --              --           (0.36)             --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.10)          (0.11)          (0.14)          (1.79)          (2.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      9.35     $      8.42     $      7.41     $      8.91     $     11.91
=================================================================================================================================
Total Return                                                12.28%          15.39%         (15.40)%        (11.90)%         (4.84)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   221,744     $   141,489     $   101,329     $    90,780     $    89,878
Ratio of Expenses to Average Net Assets**                    0.37%           0.36%           0.37%           0.39%           0.40%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.37%           0.36%           0.37%           0.39%           0.40%
Ratio of Net Investment Income to Average Net Assets         0.95%           1.32%           2.00%           0.36%          10.58%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                 125%            138%            183%            122%             71%
---------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series.

                   See accompanying Notes to Financial Statements.

                                                                             U.S. LARGE CAP VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR           YEAR
                                                         ENDED           ENDED           ENDED           ENDED          ENDED
                                                        NOV. 30,        NOV. 30,        NOV.30,         NOV. 30,       NOV. 30,
                                                         2004            2003            2002            2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     16.14     $     13.63     $     16.97     $     18.36    $     20.09
                                                      -----------     -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.16            0.20            0.19            0.29           0.36
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            3.28            2.50           (1.51)           1.46           0.10
                                                      -----------     -----------     -----------     -----------    -----------
      Total From Investment Operations                       3.44            2.70           (1.32)           1.75           0.46
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.21)          (0.19)          (0.21)          (0.30)         (0.36)
   Net Realized Gains                                          --              --           (1.81)          (2.84)         (1.83)
                                                      -----------     -----------     -----------     -----------    -----------
      Total Distributions                                   (0.21)          (0.19)          (2.02)          (3.14)         (2.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     19.37     $     16.14     $     13.63     $     16.97    $     18.36
================================================================================================================================
Total Return                                                21.48%          20.10%          (8.77)%         10.83%          2.85%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 2,630,361     $ 1,709,428     $ 1,176,711     $ 1,166,611    $ 1,245,177
Ratio of Expenses to Average Net Assets**                    0.32%           0.30%           0.32%           0.31%          0.33%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.32%           0.30%           0.32%           0.31%          0.33%
Ratio of Net Investment Income to Average Net Assets         0.89%           1.34%           1.25%           1.59%          1.97%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund Series                   7%              7%              9%              6%            26%
--------------------------------------------------------------------------------------------------------------------------------

                                                                             U.S. SMALL XM VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR          FEB.23,
                                                         ENDED           ENDED           ENDED           ENDED           TO
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                         2004            2003            2002            2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     15.14     $     12.41     $     13.03     $     11.06    $     10.00
                                                      -----------     -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.86            0.05            0.07            0.14           0.15
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            2.88            4.12            0.18            2.38           0.91
                                                      -----------     -----------     -----------     -----------    -----------
      Total From Investment Operations                       3.74            4.17            0.25            2.52           1.06
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.90)          (0.09)          (0.12)          (0.18)            --
   Net Realized Gains                                       (0.89)          (1.35)          (0.75)          (0.37)            --
                                                      -----------     -----------     -----------     -----------    -----------
      Total Distributions                                   (1.79)          (1.44)          (0.87)          (0.55)            --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     17.09     $     15.14     $     12.41     $     13.03    $     11.06
================================================================================================================================
Total Return                                                27.36%          38.43%           1.77%          23.77%         10.60%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   159,325     $    96,924     $    66,954     $    69,130    $    67,638
Ratio of Expenses to Average Net Assets**                    0.50%           0.47%           0.50%           0.47%          0.50%*
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.48%           0.48%           0.52%           0.47%          0.85%*
Ratio of Net Investment Income to Average Net Assets         0.27%           0.41%           0.73%           1.03%          8.77%*
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund Series                  38%             43%             34%              8%            26%(a)
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series.
(a)  For the year ended November 30, 2000.

                 See accompanying Notes to Financial Statements.

                                                                             U.S. SMALL CAP VALUE PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR           YEAR            YEAR
                                                         ENDED           ENDED           ENDED          ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     23.26     $     17.70     $     21.11     $     18.79     $     19.17
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.30            0.08            0.08            0.12            0.12
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            5.73            7.21            0.19            3.95            1.11
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       6.03            7.29            0.27            4.07            1.23
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.38)          (0.07)          (0.12)          (0.13)          (0.10)
   Net Realized Gains                                       (1.20)          (1.66)          (3.56)          (1.62)          (1.51)
   Tax Return of Capital                                       --              --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (1.58)          (1.73)          (3.68)          (1.75)          (1.61)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     27.71     $     23.26     $     17.70     $     21.11     $     18.79
=================================================================================================================================
Total Return                                                27.46%          45.92%           0.71%          23.47%           6.99%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 5,795,166     $ 4,209,747     $ 2,972,651     $ 2,914,661     $ 2,633,943
Ratio of Expenses to Average Net Assets**                    0.56%           0.56%           0.56%           0.56%           0.56%
Ratio of Net Investment Income to Average
   Net Assets                                                0.04%           0.46%           0.42%           0.54%           0.60%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                  26%             35%             30%             13%             32%
---------------------------------------------------------------------------------------------------------------------------------

                                                                               U.S. SMALL CAP PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR           YEAR             YEAR
                                                         ENDED           ENDED           ENDED          ENDED            ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     16.52     $     11.97     $     14.43     $     14.27     $     14.68
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.05            0.06            0.07            0.09            0.08
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            2.67            4.65           (1.16)           1.57            0.78
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       2.72            4.71           (1.09)           1.66            0.86
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.10)          (0.07)          (0.08)          (0.09)          (0.08)
   Net Realized Gains                                          --           (0.09)          (1.29)          (1.41)          (1.19)
   Tax Return of Capital                                    (0.01)             --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.11)          (0.16)          (1.37)          (1.50)          (1.27)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     19.13     $     16.52     $     11.97     $     14.43     $     14.27
=================================================================================================================================
Total Return                                                16.59%          39.89%          (8.73)%         12.70%           6.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 2,137,970     $ 1,134,027     $   646,872     $   784,278     $   585,873
Ratio of Expenses to Average Net Assets**                    0.41%           0.42%           0.41%           0.42%           0.43%
Ratio of Net Investment Income to Average
   Net Assets                                                0.22%           0.52%           0.47%           0.62%           0.63%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                  16%             16%             34%             13%             38%
---------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                               U.S. MICRO CAP PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     13.34     $      9.07     $     11.09     $     11.93     $     12.54
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.19            0.03            0.03            0.05            0.04
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                       1.93            4.40           (0.29)           1.59            0.61
                                                     -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                        2.12            4.43           (0.26)           1.64            0.65
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.22)          (0.02)          (0.05)          (0.05)          (0.04)
   Net Realized Gains                                      (0.18)          (0.14)          (1.71)          (2.43)          (1.22)
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.40)          (0.16)          (1.76)          (2.48)          (1.26)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     15.06     $     13.34     $      9.07     $     11.09     $     11.93
================================================================================================================================
Total Return                                               16.34%          49.69%          (3.31)%         17.22%           5.36%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $ 3,214,520     $ 2,622,847     $ 1,609,472     $ 1,606,367     $ 1,443,412
Ratio of Expenses to Average Net Assets                     0.56%(a)        0.56%(a)        0.56%(a)        0.56%(a)        0.56%(a)
Ratio of Net Investment Income to Average
   Net Assets                                               0.06%           0.25%           0.24%           0.41%           0.34%
Portfolio Turnover Rate                                      N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                 27%             19%             19%             14%             37%
--------------------------------------------------------------------------------------------------------------------------------

                                                                         DFA REAL ESTATE SECURITIES PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     18.80     $     14.91     $     15.02     $     13.51     $     11.50
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.62            0.64            0.54            0.82            0.76
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                       4.47            4.08            0.18            1.49            1.90
                                                     -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                        5.09            4.72            0.72            2.31            2.66
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.71)          (0.75)          (0.75)          (0.80)          (0.65)
   Net Realized Gains                                      (0.16)          (0.08)          (0.08)             --              --
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.87)          (0.83)          (0.83)          (0.80)          (0.65)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     23.02     $     18.80     $     14.91     $     15.02     $     13.51
================================================================================================================================
Total Return                                               29.44%          33.48%           5.36%          17.76%          24.49%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $ 1,308,898     $   783,405     $   413,264     $   283,732     $   210,231
Ratio of Expenses to Average Net Assets                     0.39%           0.41%           0.42%           0.43%           0.45%
Ratio of Net Investment Income to Average
   Net Assets                                               3.61%           4.19%           4.71%           5.55%           6.06%
Portfolio Turnover Rate                                        6%              2%              2%              6%              7%
Portfolio Turnover Rate of Master Fund Series                N/A+            N/A+            N/A+            N/A+            N/A+
--------------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
N/A+ Not applicable, as the DFA Real Estate Securities Portfolios is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     14.65     $     12.10     $     13.90     $     17.30     $     19.41
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.31            0.25            0.22            0.25            0.23
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                           2.86            2.51           (1.79)          (3.38)          (1.96)
                                                     -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                      3.17            2.76           (1.57)          (3.13)          (1.73)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.51)          (0.21)          (0.23)          (0.22)          (0.21)
   Net Realized Gains                                         --              --              --           (0.05)          (0.17)
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.51)          (0.21)          (0.23)          (0.27)          (0.38)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     17.31     $     14.65     $     12.10     $     13.90     $     17.30
================================================================================================================================
Total Return                                               22.09%          23.32%         (11.50)%        (18.42)%         (9.19)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $   844,883     $   504,123     $   337,367     $   344,871     $   358,638
Ratio of Expenses to Average Net Assets                     0.41%           0.43%           0.44%           0.45%           0.47%
Ratio of Net Investment Income to Average
   Net Assets                                               2.07%           2.10%           1.74%           1.65%           1.21%
Portfolio Turnover Rate                                        1%              1%              9%              4%              1%
--------------------------------------------------------------------------------------------------------------------------------

                                                                          INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     11.00     $      7.41     $      7.67     $      8.49     $      9.13
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.22            0.16            0.14            0.15            0.17
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                           3.24            3.57           (0.25)          (0.67)          (0.62)
                                                     -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                      3.46            3.73           (0.11)          (0.52)          (0.45)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.34)          (0.14)          (0.15)          (0.17)          (0.19)
   Net Realized Gains                                         --              --              --           (0.13)             --
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.34)          (0.14)          (0.15)          (0.30)          (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     14.12     $     11.00     $      7.41     $      7.67     $      8.49
================================================================================================================================
Total Return                                               32.10%          51.28%          (1.39)%         (6.36)%         (5.01)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $ 1,658,285     $   909,887     $   464,578     $   356,200     $   309,060
Ratio of Expenses to Average Net Assets                     0.69%(a)        0.71%(a)        0.71%(a)        0.72%(a)        0.71%(a)
Ratio of Net Investment Income to Average
   Net Assets                                               1.82%           1.97%           1.83%           2.02%           2.10%
Portfolio Turnover Rate                                      N/A             N/A             N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------------------

(a) For the International Small Company Portfolio, the expense ratios represents the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                              JAPANESE SMALL COMPANY PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     10.80     $      7.49     $      8.42     $      9.90     $     11.11
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.22            0.05            0.06            0.09            0.10
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            3.16            3.35           (0.90)          (1.46)          (1.24)
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       3.38            3.40           (0.84)          (1.37)          (1.14)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.19)          (0.09)          (0.09)          (0.11)          (0.07)
   Net Realized Gains                                          --              --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.19)          (0.09)          (0.09)          (0.11)          (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     13.99     $     10.80     $      7.49     $      8.42     $      9.90
=================================================================================================================================
Total Return                                                31.79%          46.01%          (9.96)%        (13.94)%        (10.23)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    65,879     $    22,713     $    51,819     $    76,570     $   101,115
Ratio of Expenses to Average Net Assets**                    0.73%           0.75%           0.74%           0.74%           0.72%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.79%           0.85%           0.75%           0.74%           0.72%
Ratio of Net Investment Income to Average Net Assets         1.01%           1.18%           0.76%           0.93%           0.93%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                   5%             16%              5%              9%              5%
---------------------------------------------------------------------------------------------------------------------------------

                                                                           PACIFIC RIM SMALL COMPANY PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     12.10     $      7.92     $      7.70     $      7.89     $      9.76
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.50           (0.13)           0.24            0.25            0.34
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            2.58            4.69            0.27           (0.06)          (1.80)
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       3.08            4.56            0.51            0.19           (1.46)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.64)          (0.38)          (0.29)          (0.38)          (0.41)
   Net Realized Gains                                          --              --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.64)          (0.38)          (0.29)          (0.38)          (0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     14.54     $     12.10     $      7.92     $      7.70     $      7.89
=================================================================================================================================
Total Return                                                26.73%          60.57%           6.92%           2.32%         (15.65)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    26,735     $    20,378     $    54,185     $    74,185     $    88,307
Ratio of Expenses to Average Net Assets**                    0.80%           0.78%           0.79%           0.75%           0.74%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.96%           0.88%           0.80%           0.75%           0.74%
Ratio of Net Investment Income to Average Net Assets         3.29%           2.87%           3.23%           3.18%           3.64%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                  11%             15%             26%             10%              7%
---------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                         UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       19.26    $     14.24     $     16.23     $     19.31     $      24.22
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.48           0.62            0.50            0.47             0.65
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                            4.87           5.26           (1.23)          (1.26)           (1.89)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        5.35           5.88           (0.73)          (0.79)           (1.24)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (1.14)         (0.54)          (0.48)          (0.63)           (0.82)
   Net Realized Gains                                         --          (0.32)          (0.78)          (1.66)           (2.85)
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (1.14)         (0.86)          (1.26)          (2.29)           (3.67)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       23.47    $     19.26     $     14.24     $     16.23     $      19.31
================================================================================================================================
Total Return                                               29.05%         44.01%          (5.13)%         (5.36)%          (6.57)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $      15,816    $    12,209     $    28,985     $    41,143     $     56,400
Ratio of Expenses to Average Net Assets**                   0.74%          0.73%           0.73%           0.74%            0.73%
Ratio of Expenses to Average Net Assets
    (excluding waivers and assumption of expenses
     and/or recovery of previously waived fees)**           1.04%          0.96%           0.80%           0.79%            0.74%
Ratio of Net Investment Income to Average Net
    Assets                                                  2.21%          2.83%           2.55%           2.38%            2.59%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                  7%             7%              6%             14%              11%
--------------------------------------------------------------------------------------------------------------------------------

                                                                            CONTINENTAL SMALL COMPANY PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       12.60    $      8.93     $      9.96     $     12.33     $      14.29
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.17           0.49            0.23            0.27             0.33
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                            3.64           3.83            0.02           (0.85)           (0.01)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        3.81           4.32            0.25           (0.58)            0.32
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.50)         (0.22)          (0.27)          (0.32)           (0.25)
   Net Realized Gains                                      (1.79)         (0.43)          (1.01)          (1.47)           (2.03)
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (2.29)         (0.65)          (1.28)          (1.79)           (2.28)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       14.12    $     12.60     $      8.93     $      9.96     $      12.33
================================================================================================================================
Total Return                                               35.91%         52.10%           2.71%          (5.85)%           2.26%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $      33,839    $    24,376     $    60,743     $    82,883     $    110,220
Ratio of Expenses to Average Net Assets**                   0.73%          0.77%           0.78%           0.76%            0.72%
Ratio of Expenses to Average Net Assets
    (excluding waivers and assumption of expenses
     and/or recovery of previously waived fees)**           0.87%          0.88%           0.78%           0.76%            0.72%
Ratio of Net Investment Income to Average Net
    Assets                                                  1.56%          2.07%           1.84%           2.28%            1.92%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                  9%            11%             12%             12%               9%
--------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                       DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       11.52    $      7.42     $      7.39     $      7.84     $       8.49
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.23           0.16            0.15            0.19             0.18
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             3.85           4.09            0.06           (0.20)           (0.63)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        4.08           4.25            0.21           (0.01)           (0.45)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.35)         (0.15)          (0.18)          (0.18)           (0.20)
   Net Realized Gains                                      (0.09)            --              --           (0.26)              --
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (0.44)         (0.15)          (0.18)          (0.44)           (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       15.16    $     11.52     $      7.42     $      7.39     $       7.84
================================================================================================================================
Total Return                                               36.34%         58.44%           2.95%          (0.15)%          (5.36)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $   2,215,523    $ 1,095,697     $   576,537     $   492,911     $    472,235
Ratio of Expenses to Average Net Assets                     0.78%          0.81%           0.83%           0.83%            0.82%
Ratio of Net Investment Income to Average Net
  Assets                                                    1.63%          1.75%           1.87%           2.36%            2.28%
Portfolio Turnover Rate                                       10%            10%             21%             13%              16%
Portfolio Turnover Rate of Master Fund Series                N/A+           N/A+            N/A+            N/A+             N/A+
--------------------------------------------------------------------------------------------------------------------------------

                                                                           EMERGING MARKETS PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       11.87    $      8.65     $      8.62     $      9.52     $      12.37
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.27           0.16            0.10            0.12             0.11
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             3.80           3.18            0.05           (0.96)           (2.86)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        4.07           3.34            0.15           (0.84)           (2.75)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.33)         (0.12)          (0.12)          (0.06)           (0.10)
   Net Realized Gains                                         --             --              --              --               --
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (0.33)         (0.12)          (0.12)          (0.06)           (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       15.61    $     11.87     $      8.65     $      8.62     $       9.52
================================================================================================================================
Total Return                                               34.95%         39.13%           1.71%          (8.95)%         (22.49)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $   1,131,778    $   594,076     $   333,866     $   298,036     $    286,152
Ratio of Expenses to Average Net Assets                    0.74%(a)        0.78%(a)       0.78%(a)         0.90%(a)         0.90%(a)
Ratio of Net Investment Income to Average Net
  Assets                                                    2.20%          1.79%           1.20%           1.50%            0.90%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                  2%             1%              8%              6%             12%
--------------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
N/A+ Not applicable, as the DFA International Small Cap Value Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                        EMERGING MARKETS SMALL CAP PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $        8.74    $      5.89     $      5.33     $      6.79     $      14.88
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.11           0.10            0.06            0.10             0.12
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                              2.85           2.88            0.54           (0.65)           (1.68)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        2.96           2.98            0.60           (0.55)           (1.56)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.19)         (0.07)          (0.04)          (0.06)           (0.15)
   Net Realized Gains                                      (0.07)         (0.06)             --           (0.85)           (6.38)
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (0.26)         (0.13)          (0.04)          (0.91)           (6.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       11.44    $      8.74     $      5.89     $      5.33     $       6.79
================================================================================================================================
Total Return                                               34.55%         51.84%          11.23%          (9.44)%         (23.38)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $     190,028    $    84,353     $    26,516     $    15,172     $     10,992
Ratio of Expenses to Average Net Assets**                   1.04%          1.12%           1.20%           1.56%            1.56%
Ratio of Net Investment Income to Average Net
  Assets                                                    1.41%          1.81%           1.31%           1.18%            0.77%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                 11%             6%             16%             14%              20%
--------------------------------------------------------------------------------------------------------------------------------

                                                                         DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       10.30    $     10.39     $     10.31     $     10.21     $      10.17
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.25           0.16            0.27            0.51             0.60
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                             (0.10)          0.03            0.08            0.11             0.04
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        0.15           0.19            0.35            0.62             0.64
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.25)         (0.16)          (0.27)          (0.52)           (0.60)
   Net Realized Gains                                         --          (0.12)             --              --               --
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (0.25)         (0.28)          (0.27)          (0.52)           (0.60)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       10.20    $     10.30     $     10.39     $     10.31     $      10.21
================================================================================================================================
Total Return                                                1.08%          1.85%           3.43%           6.21%            6.49%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $   1,738,574    $ 1,454,736     $   992,307     $   739,847     $    725,284
Ratio of Expenses to Average Net Assets**                   0.20%          0.20%           0.20%           0.20%            0.20%
Ratio of Net Investment Income to Average Net
  Assets                                                    1.40%          1.45%           2.56%           5.04%            5.90%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                154%           143%            154%             55%              35%
--------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund Series.
N/A  Refer to Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                        DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR           YEAR
                                                          ENDED           ENDED           ENDED           ENDED          ENDED
                                                         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                          2004            2003            2002            2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     10.08     $     10.19     $      9.95     $     10.05     $    10.31
                                                      -----------     -----------     -----------     -----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.25            0.22            0.25            0.19           1.01
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                                (0.14)           0.01            0.20            0.45          (0.41)
                                                      -----------     -----------     -----------     -----------     ----------
    Total From Investment Operations                         0.11            0.23            0.45            0.64           0.60
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.27)          (0.34)          (0.21)          (0.56)         (0.86)
  Net Realized Gains                                           --              --              --              --             --
  Tax Return of Capital                                        --              --              --           (0.18)            --
                                                      -----------     -----------     -----------     -----------     ----------
    Total Distributions                                     (0.27)          (0.34)          (0.21)          (0.74)         (0.86)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      9.92     $     10.08     $     10.19     $      9.95     $    10.05
================================================================================================================================
Total Return                                                 1.08%           2.26%           4.54%           6.75%          6.18%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 1,674,972     $ 1,195,072     $   799,214     $   596,119     $  518,491
Ratio of Expenses to Average Net Assets                      0.23%(a)        0.25%(a)        0.25%(a)        0.27%(a)       0.27%(a)
Ratio of Net Investment Income to Average Net Assets         1.35%           1.68%           2.58%           1.34%          9.97%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund Series                 131%            144%            138%            113%            73%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                          YEAR           YEAR             YEAR           YEAR            YEAR
                                                          ENDED          ENDED            ENDED          ENDED           ENDED
                                                         NOV. 30,       NOV. 30,         NOV. 30,       NOV. 30,        NOV. 30,
                                                          2004           2003             2002           2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     11.11     $     11.05     $     10.56     $     10.32     $    10.26
                                                      -----------     -----------     -----------     -----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.33            0.34            0.41            0.49           0.59
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                                (0.01)           0.10            0.51            0.32           0.01
                                                      -----------     -----------     -----------     -----------     ----------
    Total From Investment Operations                         0.32            0.44            0.92            0.81           0.60
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.41)          (0.38)          (0.43)          (0.57)         (0.54)
  Net Realized Gains                                        (0.38)             --              --              --             --
  Tax Return of Capital                                        --              --              --              --             --
                                                      -----------     -----------     -----------     -----------     ----------
    Total Distributions                                     (0.79)          (0.38)          (0.43)          (0.57)         (0.54)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     10.64     $     11.11     $     11.05     $     10.56     $    10.32
================================================================================================================================
Total Return                                                 3.02%           4.02%           9.06%           8.18%          6.16%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   542,634     $   402,992     $   315,290     $   243,880     $  218,557
Ratio of Expenses to Average Net Assets                      0.27%           0.27%           0.26%           0.27%          0.28%
Ratio of Net Investment Income to Average Net Assets         3.21%           3.20%           4.09%           4.79%          5.75%
Portfolio Turnover Rate                                        45%            149%             19%            189%            60%
Portfolio Turnover Rate of Master Fund Series                 N/A+            N/A+            N/A+            N/A+           N/A+
--------------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratio for the DFA Two-Year Global Fixed Income Portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series.
N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR             YEAR
                                                         ENDED           ENDED           ENDED           ENDED            ENDED
                                                        NOV.30,         NOV.30,         NOV.30,         NOV.30,          NOV.30,
                                                         2004            2003            2002            2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     10.92     $     10.93     $     10.50     $     10.50     $     10.53
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.26            0.33            0.33            0.50            0.61
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                              0.06            0.15            0.44            0.22              --
                                                      -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                         0.32            0.48            0.77            0.72            0.61
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.32)          (0.39)          (0.33)          (0.72)          (0.64)
  Net Realized Gains                                        (0.42)          (0.10)          (0.01)             --              --
                                                      -----------     -----------     -----------     -----------     -----------
    Total Distributions                                     (0.74)          (0.49)          (0.34)          (0.72)          (0.64)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     10.50     $     10.92     $     10.93     $     10.50     $     10.50
=================================================================================================================================
Total Return                                                 3.04%           4.45%           7.55%           7.23%           6.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 1,205,578     $   969,439     $   761,717     $   628,936     $   517,325
Ratio of Expenses to Average Net Assets                      0.34%           0.34%           0.35%           0.37%           0.38%
Ratio of Net Investment Income to Average Net Assets         3.12%           3.23%           4.09%           4.04%           4.15%
Portfolio Turnover Rate                                        90%            103%             79%            113%             80%

                                                                  DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV.30,         NOV.30,         NOV.30,         NOV.30,         NOV.30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     12.14     $     12.39     $     11.90     $     11.18     $     10.84
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.55            0.62            0.65            0.65            0.63
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             (0.05)          (0.02)           0.48            0.71            0.38
                                                      -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                         0.50            0.60            1.13            1.36            1.01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.56)          (0.65)          (0.64)          (0.64)          (0.63)
  Net Realized Gains                                        (0.29)          (0.20)             --              --           (0.04)
                                                      -----------     -----------     -----------     -----------     -----------
    Total Distributions                                     (0.85)          (0.85)          (0.64)          (0.64)          (0.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     11.79     $     12.14     $     12.39     $     11.90     $     11.18
=================================================================================================================================
Total Return                                                 4.21%           4.86%           9.95%          12.57%           9.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   373,108     $   316,234     $   300,059     $   310,661     $   286,444
Ratio of Expenses to Average Net Assets                      0.17%           0.17%           0.16%           0.16%           0.18%
Ratio of Net Investment Income to Average Net Assets         4.72%           4.91%           5.37%           5.60%           6.00%
Portfolio Turnover Rate                                         6%             23%             14%             17%              8%

                 See accompanying Notes to Financial Statements.

                                                                           DFA SHORT-TERM
                                                                     MUNICIPAL BOND PORTFOLIO
                                                               --------------------------------------
                                                                  YEAR          YEAR         AUG.20
                                                                  ENDED         ENDED          TO
                                                                 NOV.30,       NOV.30,       NOV.30,
                                                                  2004          2003          2002
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $    10.13    $     9.97    $    10.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                       0.17          0.16          0.04
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                                        (0.04)         0.15         (0.04)
                                                               ----------    ----------    ----------
    Total From Investment Operations                                 0.13          0.31            --
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                             (0.17)        (0.15)        (0.03)
  Net Realized Gains                                                   --            --            --
                                                               ----------    ----------    ----------
    Total Distributions                                             (0.17)        (0.15)        (0.03)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $    10.09    $    10.13    $     9.97
=====================================================================================================
Total Return                                                         1.27%         3.17%        (0.03)%#
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                          $  381,709    $  213,389    $   78,819
Ratio of Expenses to Average Net Assets                              0.30%         0.30%         0.30%*
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses and/or recovery
  of previously waived fees)                                         0.33%         0.34%         0.75%*
Ratio of Net Investment Income to Average Net Assets                 1.73%         1.60%         1.71%*
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses
  and/or recovery of previously waived fees)                         1.70%         1.56%         1.26%*
Portfolio Turnover Rate                                                 6%            0%            0%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-three of the Fund's thirty-six portfolios (the "Portfolios") are included in this report. Of the remaining thirteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report and seven are presented individually in separate reports.

     The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                 PERCENTAGE
                                                                                                                  OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                   SERIES (MASTER FUNDS)                                AT 11/30/04
-------------------------                                   ---------------------                                -----------
U.S. Large Company Portfolio                                The U.S. Large Company Series                                 41%
Enhanced U.S. Large Company Portfolio                       The Enhanced U.S. Large Company Series                       100%
U.S. Large Cap Value Portfolio                              The U.S. Large Cap Value Series                               67%
U.S. Small XM Value Portfolio                               The U.S. Small XM Value Series                                77%
U.S. Small Cap Value Portfolio                              The U.S. Small Cap Value Series                               92%
U.S. Small Cap Portfolio                                    The U.S. Small Cap Series                                     92%
U.S. Micro Cap Portfolio                                    The U.S. Micro Cap Series                                    100%
International Small Company Portfolio                       The Japanese Small Company Series                             83%
                                                            The Pacific Rim Small Company Series                          84%
                                                            The United Kingdom Small Company Series                       89%
                                                            The Continental Small Company Series                          88%
Japanese Small Company Portfolio                            The Japanese Small Company Series                             11%
Pacific Rim Small Company Portfolio                         The Pacific Rim Small Company Series                           9%
United Kingdom Small Company Portfolio                      The United Kingdom Small Company Series                        4%
Continental Small Company Portfolio                         The Continental Small Company Series                           5%
Emerging Markets Portfolio                                  The Emerging Markets Series                                   98%
Emerging Markets Small Cap Portfolio                        The Emerging Markets Small Cap Series                         80%
DFA One-Year Fixed Income Portfolio                         The DFA One-Year Fixed Income Series                         100%
DFA Two-Year Global Fixed Income Portfolio                  The DFA Two-Year Global Fixed Income Series                   98%

     Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

     For the year ended November 30, 2004, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA Real Estate Securities Portfolio                                                    0.30 of 1%
               Large Cap International Portfolio                                                       0.25 of 1%
               DFA International Small Cap Value Portfolio                                             0.65 of 1%
               DFA Five-Year Government Portfolio                                                      0.20 of 1%
               DFA Five-Year Global Fixed Income Portfolio                                             0.25 of 1%
               DFA Intermediate Government Fixed Income Portfolio                                      0.10 of 1%
               DFA Short-Term Municipal Bond Portfolio                                                 0.20 of 1%

      For the year ended November 30, 2004, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

               U.S. Large Company Portfolio                                                            0.215 of 1%
               Enhanced U.S. Large Company Portfolio                                                    0.15 of 1%
               U.S. Large Cap Value Portfolio                                                           0.15 of 1%
               U.S. Small XM Value Portfolio                                                            0.30 of 1%
               U.S. Small Cap Value Portfolio                                                           0.30 of 1%
               U.S. Small Cap Portfolio                                                                 0.32 of 1%
               U.S. Micro Cap Portfolio                                                                 0.40 of 1%
               International Small Company Portfolio                                                    0.40 of 1%
               Japanese Small Company Portfolio                                                         0.40 of 1%
               Pacific Rim Small Company Portfolio                                                      0.40 of 1%
               United Kingdom Small Company Portfolio                                                   0.40 of 1%
               Continental Small Company Portfolio                                                      0.40 of 1%
               Emerging Markets Portfolio                                                               0.40 of 1%
               Emerging Markets Small Cap Portfolio                                                     0.45 of 1%
               DFA One-Year Fixed Income Portfolio                                                      0.10 of 1%
               DFA Two-Year Global Fixed Income Portfolio                                               0.10 of 1%

     For the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year unless terminated by the Fund or the Advisor. At November 30, 2004, for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio there were approximately $4,373,000, $0 and $0, respectively, of previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2007.

     The Advisor has agreed to waive its administration fee to the Enhanced U.S. Large Company Portfolio to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The Enhanced U.S. Large Company Series) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement.
The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there were no waivers or fees subject to the future reimbursement to the Advisor.

     For the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there were no waivers or fees subject to future reimbursement to the Advisor.

     For Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio there were approximately $64,000, $76,000, $80,000, and $74,000, respectively, of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2007.

     For the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, approximately $142,000 of waived fees of DFA Short-Term Municipal Bond Portfolio were subject to future reimbursement over various periods not exceeding November 30, 2007.

     Certain officers of the Fund are also officers and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               U.S. Large Company Portfolio                                                  $    20,398
               Enhanced U.S. Large Company Portfolio                                               2,850
               U.S. Large Cap Value Portfolio                                                     35,245
               U.S. Small XM Value Portfolio                                                       2,199
               U.S. Small Cap Value Portfolio                                                     80,321
               U.S. Small Cap Portfolio                                                           24,913
               U.S. Micro Cap Portfolio                                                           47,133
               DFA Real Estate Securities Portfolio                                               16,092
               Large Cap International Portfolio                                                  11,121
               International Small Company Portfolio                                              20,790
               Japanese Small Company Portfolio                                                      755
               Pacific Rim Small Company Portfolio                                                   422
               United Kingdom Small Company Portfolio                                                232
               Continental Small Company Portfolio                                                   453
               DFA International Small Cap Value Portfolio                                        25,516
               Emerging Markets Portfolio                                                         13,237
               Emerging Markets Small Cap Portfolio                                                2,056
               DFA One-Year Fixed Income Portfolio                                                29,798
               DFA Two-Year Global Fixed Income Portfolio                                         24,496
               DFA Five-Year Government Portfolio                                                  7,756
               DFA Five-Year Global Fixed Income Portfolio                                        18,536
               DFA Intermediate Government Fixed Income Portfolio                                  5,688
               DFA Short-Term Municipal Bond Portfolio                                             5,021

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                              U.S. GOVERNMENT           OTHER INVESTMENT
                                                                                 SECURITIES                SECURITIES
                                                                          -----------------------   -----------------------
                                                                           PURCHASES      SALES      PURCHASES      SALES
                                                                          ----------   ----------   ----------   ----------
DFA Real Estate Securities Portfolio                                              --           --   $  358,076   $   61,764
Large Cap International Portfolio                                                 --           --      232,942        6,805
DFA International Small Cap Value Portfolio                                       --           --      843,983      161,312
DFA Five-Year Government Portfolio                                        $  349,882   $  206,770           --           --
DFA Five-Year Global Fixed Income Portfolio                                  238,059      269,780      982,297      717,684
DFA Intermediate Government Fixed Income Portfolio                            79,230       20,744           --           --
DFA Short-Term Municipal Bond Portfolio                                           --           --      112,718       11,130

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, a return of capital distribution, which for tax purposes, are not available to offset future income and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                                                                                                                   INCREASE
                                                                                                INCREASE          (DECREASE)
                                                                            INCREASE           (DECREASE)       UNDISTRIBUTED
                                                                           (DECREASE)         ACCUMULATED       NET INVESTMENT
                                                                         PAID-IN CAPITAL   NET REALIZED GAINS       INCOME
                                                                         ---------------   ------------------   --------------
Enhanced U.S. Large Company Portfolio                                    $           (86)                  --   $           86
U.S. Large Cap Value Portfolio                                                    (1,025)                  --            1,025
U.S. Small XM Value Portfolio                                                         (1)  $             (151)             152
U.S. Small Cap Value Portfolio                                                    (2,181)              (1,681)           3,862
U.S. Small Cap Portfolio                                                          (1,515)                  20           (1,495)
U.S. Micro Cap Portfolio                                                          (1,342)              (1,734)           3,076
Large Cap International Portfolio                                                     --                  (66)              66
International Small Company Portfolio                                                 --               (1,327)           1,327
Japanese Small Company Portfolio                                                      --                   (2)               2
Pacific Rim Small Company Portfolio                                                   --                 (349)             349
United Kingdom Small Company Portfolio                                                --                  (12)              12
Continental Small Company Portfolio                                                   --                 (468)             468
DFA International Small Cap Value Portfolio                                           --               (1,880)           1,880
Emerging Markets Portfolio                                                            --                1,147           (1,147)
Emerging Markets Small Cap Portfolio                                                  --                  141             (141)
DFA One-Year Fixed Income Portfolio                                                   --               (9,586)           9,586
DFA Two-Year Global Fixed Income Portfolio                                          (407)             (13,106)          13,513
DFA Five-Year Global Fixed Income Portfolio                                           --                6,964           (6,964)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                       ORDINARY
                                                        INCOME
                                                          AND
                                                       SHORT-TERM      LONG-TERM       RETURN OF
                                                     CAPITAL GAINS   CAPITAL GAINS      CAPITAL          TOTAL
                                                     -------------   -------------   -------------   -------------
U.S. Large Company Portfolio
2004                                                 $      17,869              --              --   $      17,869
2003                                                        12,490              --              --          12,490

Enhanced U.S. Large Company Portfolio
2004                                                         1,797              --   $          86           1,883
2003                                                         1,697              --              --           1,697

U.S. Large Cap Value Portfolio
2004                                                        23,826              --           1,025          24,851
2003                                                        17,524              --              --          17,524

                                                       ORDINARY
                                                        INCOME
                                                          AND
                                                       SHORT-TERM      LONG-TERM       RETURN OF
                                                     CAPITAL GAINS   CAPITAL GAINS      CAPITAL          TOTAL
                                                     -------------   -------------   -------------   -------------
U.S. Small XM Value Portfolio
2004                                                 $       6,606   $       6,040              --   $      12,646
2003                                                           444           6,874              --           7,318

U.S. Small Cap Value Portfolio
2004                                                        69,276         216,598              --         285,874
2003                                                        12,117         271,483              --         283,600

U.S. Small Cap Portfolio
2004                                                         7,229              --   $       1,515           8,744
2003                                                         3,458           4,842              --           8,300

U.S. Micro Cap Portfolio
2004                                                        43,268          35,395              --          78,663
2003                                                         2,812          24,249              --          27,061

DFA Real Estate Securities Portfolio
2004                                                        40,062           6,193              --          46,255
2003                                                        20,722           2,261              --          22,983

Large Cap International Portfolio
2004                                                        20,560              --              --          20,560
2003                                                         5,772              --              --           5,772

International Small Company Portfolio
2004                                                        32,182              --              --          32,182
2003                                                         8,564              --              --           8,564

Japanese Small Company Portfolio
2004                                                           396              --              --             396
2003                                                           575              --              --             575

Pacific Rim Small Company Portfolio
2004                                                         1,138              --              --           1,138
2003                                                         2,468              --              --           2,468

United Kingdom Small Company Portfolio
2004                                                           723              --              --             723
2003                                                         1,017             599              --           1,616

Continental Small Company Portfolio
2004                                                         1,260           3,086              --           4,346
2003                                                         1,802           2,582              --           4,384

DFA International Small Cap Value Portfolio
2004                                                        38,541           8,285              --          46,826
2003                                                        11,202              --              --          11,202

Emerging Markets Portfolio
2004                                                        19,202              --              --          19,202
2003                                                         4,473              --              --           4,473

                                                       ORDINARY
                                                        INCOME
                                                          AND
                                                       SHORT-TERM      LONG-TERM       RETURN OF
                                                     CAPITAL GAINS   CAPITAL GAINS      CAPITAL          TOTAL
                                                     -------------   -------------   -------------   -------------
Emerging Markets Small Cap Portfolio
2004                                                 $       2,550   $         432              --   $       2,982
2003                                                           338             273              --             611

DFA One-Year Fixed Income Portfolio
2004                                                        34,046              --              --          34,046
2003                                                        30,253              --              --          30,253

DFA Two-Year Global Fixed Income Portfolio
2004                                                        35,146              --   $         407          35,553
2003                                                        28,481              --              --          28,481

DFA Five-Year Government Portfolio
2004                                                        17,118          13,159              --          30,277
2003                                                        11,597              --              --          11,597

DFA Five-Year Global Fixed Income Portfolio
2004                                                        39,545          30,038              --          69,583
2003                                                        32,928           2,655              --          35,583

DFA Intermediate Government Fixed Income Portfolio
2004                                                        16,177           6,872              --          23,049
2003                                                        15,142           4,808              --          19,950

DFA Short-Term Municipal Bond Portfolio
2004                                                         5,043              --              --           5,043
2003                                                         2,097              --              --           2,097

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                       TOTAL NET
                                                                                                     DISTRIBUTABLE
                                                     UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL        EARNINGS/
                                                    NET INVESTMENT     LONG-TERM          LOSS       (ACCUMULATED
                                                        INCOME       CAPITAL GAINS    CARRYFORWARD      LOSSES)
                                                    --------------   -------------   -------------   -------------
U.S. Large Company Portfolio                        $        9,846              --   $     (28,610)  $     (18,764)
Enhanced U.S. Large Company Portfolio                           --              --          (2,576)         (2,576)
U.S. Large Cap Value Portfolio                                  --              --          (1,214)         (1,214)
U.S. Small XM Value Portfolio                                   --   $       5,557              --           5,557
U.S. Small Cap Value Portfolio                                  --         283,742              --         283,742
U.S. Small Cap Portfolio                                        --              --              --              --
U.S. Micro Cap Portfolio                                        --          75,070              --          75,070
DFA Real Estate Securities Portfolio                         9,090          28,181              --          37,271
Large Cap International Portfolio                            6,784              --         (19,070)        (12,286)
International Small Company Portfolio                       12,406          37,023              --          49,429
Japanese Small Company Portfolio                               481              --         (44,582)        (44,101)
Pacific Rim Small Company Portfolio                            317              --         (11,735)        (11,418)
United Kingdom Small Company Portfolio                         258             538              --             796
Continental Small Company Portfolio                            182           1,230              --           1,412
DFA International Small Cap Value Portfolio                 18,232          58,553              --          76,785
Emerging Markets Portfolio                                   5,535              --         (47,372)        (41,837)
Emerging Markets Small Cap Portfolio                         2,104           6,390              --           8,494
DFA One-Year Fixed Income Portfolio                            426              --          (1,205)           (779)
DFA Two-Year Global Fixed Income Portfolio                      --              --            (216)           (216)
DFA Five-Year Government Portfolio                           4,241              --            (884)          3,357
DFA Five-Year Global Fixed Income Portfolio                    111              --          (5,041)         (4,930)
DFA Intermediate Government
  Fixed Income Portfolio                                     4,193           1,113              --           5,306
DFA Short-Term Municipal Bond Portfolio                        602              --             (17)            585

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                        EXPIRES ON NOVEMBER 30,
                                             -----------------------------------------------------------------------------
                                               2005      2006      2007      2008      2009      2010      2011      2012     TOTAL
                                             --------  --------  --------  --------  --------  --------  --------  -------  --------
U.S. Large Company Portfolio                       --        --        --        --        --        --  $ 28,610       --  $ 28,610
Enhanced U.S. Large Company Portfolio              --        --        --        --  $      4        --     2,572       --     2,576
U.S. Large Cap Value Portfolio                     --        --        --        --        --  $  1,214        --       --     1,214
Large Cap International Portfolio                  --        --        --        --       357    18,180       533       --    19,070
Japanese Small Company Portfolio             $  1,532  $  7,918  $  2,827  $    632     3,508     4,453    19,912  $ 3,800    44,582
Pacific Rim Small Company Portfolio                --        --       343        --       906     3,164     6,171    1,151    11,735
Emerging Markets Portfolio                         --       710     1,831        --    18,234    19,225     7,372       --    47,372
DFA One-Year Fixed Income Portfolio                --        --        --        45        --        --        --    1,160     1,205
DFA Two-Year Global Fixed Income Portfolio         --        --        --        --       216        --        --       --       216
DFA Five-Year Government Portfolio                 --        --        --        --        --        --        --      884       884
DFA Five-Year Global Fixed Income Portfolio        --        --        --        --        --        --        --    5,041     5,041
DFA Short-Term Municipal Bond Portfolio            --        --        --        --        --        --        --       17        17

     During the year ended November 30, 2004, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

               U.S. Large Company Portfolio                                                      $   2,442,000
               Enhanced U.S. Large Company Portfolio                                                     5,000
               U.S. Large Cap Value Portfolio                                                          198,000
               Large Cap International Portfolio                                                     2,073,000
               International Small Company Portfolio                                                 2,088,000
               United Kingdom Small Company Portfolio                                                  102,000
               Emerging Markets Portfolio                                                              252,000
               DFA Two-Year Global Fixed Income Portfolio                                              334,000

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                         MARK TO MARKET   REALIZED GAINS
                                                                                         --------------   --------------
Large Cap International Portfolio                                                        $    5,327,264   $       81,703
International Small Company Portfolio                                                         5,791,352        1,229,922
Japanese Small Company Portfolio                                                                411,994            7,294
Pacific Rim Small Company Portfolio                                                             761,683          340,318
United Kingdom Small Company Portfolio                                                           80,659           16,885
Continental Small Company Portfolio                                                             203,533          457,178
DFA International Small Cap Value Portfolio                                                  14,608,263        1,665,316
Emerging Markets Portfolio                                                                    2,882,092          309,704
Emerging Markets Small Cap Portfolio                                                            104,625          153,583

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                        FEDERAL       UNREALIZED       UNREALIZED    APPRECIATION/
                                                        TAX COST     APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                                     -------------   -------------   -------------   --------------
U.S. Large Company Portfolio                         $   1,223,227   $     356,988   $    (139,253)  $      217,735
Enhanced U.S. Large Company Portfolio                      229,861          25,925         (34,006)          (8,081)
U.S. Large Cap Value Portfolio                           2,088,460         652,121        (109,783)         542,338
U.S. Small XM Value Portfolio                              121,129          40,754          (2,516)          38,238
U.S. Small Cap Value Portfolio                           3,802,177       2,163,106        (168,523)       1,994,583
U.S. Small Cap Portfolio                                 1,721,503         487,729         (70,612)         417,117
U.S. Micro Cap Portfolio                                 2,078,753       1,398,030        (261,136)       1,136,894
DFA Real Estate Securities Portfolio                       959,099         377,241          (5,574)         371,667
Large Cap International Portfolio                          775,250         170,244         (61,315)         108,929
International Small Company Portfolio                    1,229,426         443,900         (13,680)         430,220
Japanese Small Company Portfolio                           184,689          23,385        (142,180)        (118,795)
Pacific Rim Small Company Portfolio                         53,719          33,716         (60,703)         (26,987)
United Kingdom Small Company Portfolio                       9,253          70,298         (63,738)           6,560
Continental Small Company Portfolio                         19,363          82,428         (67,948)          14,480
DFA International Small Cap Value Portfolio              1,941,312         681,174        (108,683)         572,491
Emerging Markets Portfolio                                 799,429         399,946         (67,179)         332,767
Emerging Markets Small Cap Portfolio                       147,706          43,735          (1,340)          42,395
DFA One-Year Fixed Income Portfolio                      1,747,117             797          (9,118)          (8,321)
DFA Two-Year Global Fixed Income Portfolio               1,690,383              --         (15,177)         (15,177)
DFA Five-Year Government Portfolio                         542,884             526          (5,255)          (4,729)
DFA Five-Year Global Fixed Income Portfolio              1,190,164          12,744          (8,934)           3,810
DFA Intermediate Government Fixed Income
  Portfolio                                                349,850          18,628          (1,307)          17,321
DFA Short-Term Municipal Bond Portfolio                    378,193             847          (1,366)            (519)

G. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consist of (amounts in thousands):

                                                                      ACCUMULATED                     ACCUMULATED
                                                                          NET                        NET REALIZED
                                                                      INVESTMENT       ACCUMULATED      FOREIGN
                                                        PAID-IN         INCOME        NET REALIZED     EXCHANGE
                                                        CAPITAL         (LOSS)         GAIN (LOSS)    GAIN (LOSS)
                                                     -------------   -------------   -------------   -------------
U.S. Large Company
  Portfolio                                          $   1,242,377   $       9,829   $     (78,535)             --
Enhanced U.S. Large
  Company Portfolio                                        232,404              (3)        (36,582)             --
U.S. Large Cap Value
  Portfolio                                              2,089,267             (30)       (110,997)             --
U.S. Small XM Value
  Portfolio                                                115,554              (2)          3,019              --
U.S. Small Cap Value
  Portfolio                                              3,516,909             (67)        115,219              --
U.S. Small Cap
  Portfolio                                              1,720,874             (22)        (70,611)             --
U.S. Micro Cap
  Portfolio                                              2,002,597             (40)        (24,416)             --
DFA Real Estate
  Securities Portfolio                                     899,979           2,522          33,671              --
Large Cap
  International
  Portfolio                                                748,224           1,463         (19,937)  $         (15)
International Small
  Company Portfolio                                      1,178,201           3,892          39,326              97
Japanese Small
  Company Portfolio                                        228,765              74         (47,329)             (5)
Pacific Rim Small
  Company Portfolio                                         65,141            (652)        (11,584)              9
United Kingdom Small
  Company Portfolio                                          8,461              46             667              (5)
Continental Small
  Company Portfolio                                         17,903             667             530              11
DFA International
  Small Cap Value
  Portfolio                                              1,566,031             675          61,226             215
Emerging Markets
  Portfolio                                                845,849           4,408         (49,594)         (1,457)
Emerging Markets
  Small Cap Portfolio                                      139,379             296           8,410            (303)
DFA One-Year Fixed
  Income Portfolio                                       1,747,726             373         (10,322)             --
DFA Two-Year Global
  Fixed Income
  Portfolio                                              1,690,388             (22)         (9,005)             --
DFA Five-Year
  Government
  Portfolio                                                544,013           4,235            (884)             --
DFA Five-Year Global
  Fixed Income
  Portfolio                                              1,206,586          10,106          (5,001)         (6,964)
DFA Intermediate
  Government Fixed
  Income Portfolio                                         350,485           4,189           1,113              --
DFA Short-Term
  Municipal Bond
  Portfolio                                                381,626             619             (17)             --

                                                        UNREALIZED
                                                       APPRECIATION
                                      DEFERRED        (DEPRECIATION)        UNREALIZED
                                      THAILAND        OF INVESTMENT        NET FOREIGN
                                      CAPITAL          SECURITIES,           EXCHANGE                            NUMBER OF
                                       GAINS           FUTURES AND            GAIN              TOTAL NET         SHARES
                                        TAX          FOREIGN CURRENCY         (LOSS)              ASSETS         AUTHORIZED
                                 ----------------    ----------------    ----------------    ----------------   -----------
U.S. Large Company
  Portfolio                                    --    $        267,198                  --    $      1,440,869   200,000,000
Enhanced U.S. Large
  Company Portfolio                            --              25,925                  --             221,744   100,000,000
U.S. Large Cap Value
  Portfolio                                    --             652,121                  --           2,630,361   100,000,000
U.S. Small XM Value
  Portfolio                                    --              40,754                  --             159,325   100,000,000
U.S. Small Cap Value
  Portfolio                                    --           2,163,105                  --           5,795,166   400,000,000
U.S. Small Cap
  Portfolio                                    --             487,729                  --           2,137,970   100,000,000
U.S. Micro Cap
  Portfolio                                    --           1,236,379                  --           3,214,520   300,000,000
DFA Real Estate
  Securities Portfolio                         --             372,726                  --           1,308,898   100,000,000
Large Cap
  International
  Portfolio                                    --             115,081    $             67             844,883   150,000,000
International Small
  Company Portfolio                            --             436,387                 281           1,658,184   100,000,000
Japanese Small
  Company Portfolio                            --            (115,635)                  9              65,879    50,000,000
Pacific Rim Small
  Company Portfolio                            --             (26,177)                 (2)             26,735    50,000,000
United Kingdom Small
  Company Portfolio                            --               6,647                  --              15,816    20,000,000
Continental Small
  Company Portfolio                            --              14,684                  44              33,839   200,000,000
DFA International
  Small Cap Value
  Portfolio                                    --             587,135                 241           2,215,523   200,000,000
Emerging Markets
  Portfolio                      $         (3,578)            336,090                  60           1,131,778   100,000,000
Emerging Markets
  Small Cap Portfolio                        (286)             42,500                  32             190,028   100,000,000
DFA One-Year Fixed
  Income Portfolio                             --                 797                  --           1,738,574   300,000,000
DFA Two-Year Global
  Fixed Income
  Portfolio                                    --              (6,389)                 --           1,674,972   200,000,000
DFA Five-Year
  Government
  Portfolio                                    --              (4,730)                 --             542,634   100,000,000
DFA Five-Year Global
  Fixed Income
  Portfolio                                    --               3,817              (2,966)          1,205,578   100,000,000
DFA Intermediate
  Government Fixed
  Income Portfolio                             --              17,321                  --             373,108   100,000,000
DFA Short-Term
  Municipal Bond
  Portfolio                                    --                (519)                 --             381,709   100,000,000

H. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     All open repurchase agreements were entered into on November 30, 2004.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements.

                                                                                                              UNREALIZED
                                                                                         VALUE AT              FOREIGN
SETTLEMENT                                                       CONTRACT              NOVEMBER 30,           EXCHANGE
   DATE          CURRENCY SOLD             CURRENCY               AMOUNT                   2004              GAIN (LOSS)
----------       -------------          ---------------      ----------------         --------------       ---------------
12/06/04           195,664,671          Canadian Dollar      $    161,500,918         $  164,544,628       $    (3,043,710)
12/23/04            12,219,763           Swedish Krona              1,765,988              1,816,175               (50,187)
                                                             ----------------         --------------       ---------------
                                              Total          $    163,266,906         $  166,360,803       $    (3,093,897)
                                                             ================         ==============       ===============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line were as follows:

                                      WEIGHTED           WEIGHTED           NUMBER OF            INTEREST        MAXIMUM AMOUNT
                                      AVERAGE            AVERAGE              DAYS               EXPENSE        BORROWED DURING
                                   INTEREST RATE       LOAN BALANCE        OUTSTANDING           INCURRED         THE PERIOD
                                 ----------------    ----------------    ----------------    ----------------   ----------------
International Small Company
   Portfolio                                 1.96%   $        244,353                  17    $            226   $        560,000

     There were no outstanding borrowings under the line of credit at November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit during the year ended November 30, 2004.

J. SECURITIES LENDING:

     As of November 30, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNC Bank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio) and the summary schedules of portfolio holdings (for Large Cap International Portfolio and DFA International Small Cap Value Portfolio), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2004, and the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians, transfer agent of the investee funds and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

[CHART]

GROWTH OF $10,000

                                  DFA INTERNATIONAL    MSCI EAFE INDEX
                                   VALUE PORTFOLIO     (NET DIVIDENDS)
11/30/94                         $           10,000   $           10,000
12/31/94                         $           10,058   $           10,063
1/31/95                          $            9,660   $            9,676
2/28/95                          $            9,639   $            9,648
3/31/95                          $           10,204   $           10,250
4/30/95                          $           10,523   $           10,636
5/31/95                          $           10,453   $           10,509
6/30/95                          $           10,350   $           10,324
7/31/95                          $           10,932   $           10,967
8/31/95                          $           10,551   $           10,549
9/30/95                          $           10,616   $           10,755
10/31/95                         $           10,415   $           10,466
11/30/95                         $           10,695   $           10,757
12/31/95                         $           11,213   $           11,190
1/31/96                          $           11,326   $           11,236
2/29/96                          $           11,387   $           11,274
3/31/96                          $           11,552   $           11,514
4/30/96                          $           11,999   $           11,849
5/31/96                          $           11,887   $           11,630
6/30/96                          $           11,924   $           11,696
7/31/96                          $           11,607   $           11,354
8/31/96                          $           11,648   $           11,379
9/30/96                          $           11,849   $           11,681
10/31/96                         $           11,735   $           11,562
11/30/96                         $           12,260   $           12,022
12/31/96                         $           12,089   $           11,867
1/31/97                          $           11,687   $           11,452
2/28/97                          $           11,793   $           11,639
3/31/97                          $           11,832   $           11,681
4/30/97                          $           11,768   $           11,743
5/31/97                          $           12,659   $           12,507
6/30/97                          $           13,200   $           13,197
7/31/97                          $           13,382   $           13,411
8/31/97                          $           12,505   $           12,409
9/30/97                          $           12,958   $           13,104
10/31/97                         $           12,282   $           12,097
11/30/97                         $           11,755   $           11,974
12/31/97                         $           11,710   $           12,078
1/31/98                          $           12,412   $           12,630
2/28/98                          $           13,223   $           13,441
3/31/98                          $           13,808   $           13,855
4/30/98                          $           13,852   $           13,964
5/31/98                          $           13,972   $           13,897
6/30/98                          $           13,838   $           14,002
7/31/98                          $           13,993   $           14,144
8/31/98                          $           12,159   $           12,392
9/30/98                          $           11,501   $           12,012
10/31/98                         $           12,645   $           13,264
11/30/98                         $           13,200   $           13,943
12/31/98                         $           13,451   $           14,493
1/31/99                          $           13,182   $           14,451
2/28/99                          $           12,846   $           14,106
3/31/99                          $           13,631   $           14,695
4/30/99                          $           14,439   $           15,290
5/31/99                          $           13,710   $           14,503
6/30/99                          $           14,322   $           15,068
7/31/99                          $           14,833   $           15,516
8/31/99                          $           14,980   $           15,573
9/30/99                          $           15,037   $           15,730
10/31/99                         $           14,957   $           16,319
11/30/99                         $           14,911   $           16,886
12/31/99                         $           15,643   $           18,401
1/31/2000                        $           14,435   $           17,232
2/29/2000                        $           14,076   $           17,696
3/31/2000                        $           14,847   $           18,382
4/30/2000                        $           14,464   $           17,415
5/31/2000                        $           14,731   $           16,989
6/30/2000                        $           15,761   $           17,654
7/31/2000                        $           15,246   $           16,914
8/31/2000                        $           15,374   $           17,060
9/30/2000                        $           14,930   $           16,230
10/31/2000                       $           14,812   $           15,846
11/30/2000                       $           14,800   $           15,252
12/31/2000                       $           15,615   $           15,794
1/31/2001                        $           15,640   $           15,786
2/28/2001                        $           15,163   $           14,603
3/31/2001                        $           14,246   $           13,629
4/30/2001                        $           14,988   $           14,576
5/31/2001                        $           14,874   $           14,062
6/30/2001                        $           14,587   $           13,487
7/31/2001                        $           14,282   $           13,241
8/31/2001                        $           14,486   $           12,906
9/30/2001                        $           12,641   $           11,599
10/31/2001                       $           12,718   $           11,896
11/30/2001                       $           13,178   $           12,334
12/31/2001                       $           13,234   $           12,408
1/31/2002                        $           12,941   $           11,748
2/28/2002                        $           13,087   $           11,831
3/31/2002                        $           13,900   $           12,471
4/30/2002                        $           14,366   $           12,553
5/31/2002                        $           14,846   $           12,712
6/30/2002                        $           14,429   $           12,206
7/31/2002                        $           12,950   $           11,001
8/31/2002                        $           12,937   $           10,976
9/30/2002                        $           11,398   $            9,798
10/31/2002                       $           11,723   $           10,324
11/30/2002                       $           12,427   $           10,793
12/31/2002                       $           12,107   $           10,430
1/31/2003                        $           11,699   $            9,994
2/28/2003                        $           11,469   $            9,765
3/31/2003                        $           11,187   $            9,573
4/30/2003                        $           12,412   $           10,511
5/31/2003                        $           13,351   $           11,148
6/30/2003                        $           13,781   $           11,418
7/31/2003                        $           14,401   $           11,694
8/31/2003                        $           14,774   $           11,977
9/30/2003                        $           15,342   $           12,346
10/31/2003                       $           16,546   $           13,115
11/30/2003                       $           16,892   $           13,407
12/31/2003                       $           18,154   $           14,454
1/31/2004                        $           18,614   $           14,659
2/29/2004                        $           19,172   $           14,997
3/31/2004                        $           19,470   $           15,081
4/30/2004                        $           18,884   $           14,740
5/31/2004                        $           19,066   $           14,790
6/30/2004                        $           19,854   $           15,114
7/31/2004                        $           19,122   $           14,623
8/31/2004                        $           19,362   $           14,688
9/30/2004                        $           19,980   $           15,072
10/31/2004                       $           20,745   $           15,586
11/30/2004                       $           22,274   $           16,650

AVERAGE ANNUAL                 ONE        FIVE       TEN
TOTAL RETURN                  YEAR        YEARS     YEARS
------------------------------------------------------------
                               31.86%       8.35%       8.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                           LOCAL
                                          CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS              RETURN             RETURN
-----------------------------             ---------       --------------
United Kingdom (net dividends)                12.03%               24.51%
Japan (net dividends)                         10.69%               17.86%
France                                        12.62%               24.86%
Switzerland                                    5.03%               19.32%
Germany                                       11.22%               23.29%
Netherlands                                    6.65%               18.21%
Australia                                     28.04%               37.29%
Italy                                         17.28%               30.03%
Spain                                         23.45%               36.88%
Sweden                                        29.85%               45.79%

Gross returns unless otherwise noted.

      Source: Morgan Stanley Capital International

      Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                               32.17%
S&P/Citigroup EPAC Extended Market Index (small companies)                              30.10%
MSCI EAFE Value Index (net dividends)                                                   29.32%
MSCI EAFE Index (net dividends)                                                         24.19%
MSCI EAFE Growth Index (net dividends)                                                  19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                              TOTAL
                                             RETURNS
COUNTRY                                      (U.S. $)
-------                                      --------
Brazil                                          34.91%
Argentina                                       25.55%
Thailand                                         2.99%
Chile                                           31.00%
Indonesia                                       49.70%
Hungary                                         84.84%
Israel                                          14.51%
Poland                                          63.81%
Taiwan                                           7.55%
Mexico                                          43.28%
Malaysia                                        17.71%
Philippines                                     38.36%
Turkey                                          57.65%
South Korea                                     26.73%

Source: DataStream International

MASTER-FEEDER STRUCTURE

     The Portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

INTERNATIONAL VALUE PORTFOLIO

     The International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 600 stocks in 21 developed-country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index (net dividends) and 29.32% for the MSCI EAFE Value Index (net dividends). Total return for the International Value Portfolio over this year was 31.86%. Relative to the MSCI EAFE Value Index (net dividends) superior performance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 67% for the Portfolio compared to 31% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                       BEGINNING       ENDING                         EXPENSES
                                                        ACCOUNT        ACCOUNT        ANNUALIZED         PAID
                                                         VALUE          VALUE           EXPENSE         DURING
INTERNATIONAL VALUE PORTFOLIO                           6/01/04        11/30/04          RATIO          PERIOD*
-----------------------------                        -------------   -------------    ----------     ----------
Actual Fund Return                                   $    1,000.00   $    1,168.30          0.51%    $     2.76
Hypothetical 5% Return                               $    1,000.00   $    1,022.45          0.51%    $     2.58

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (89,295,808 Shares, Cost $1,027,885) at Value+                                                             $   1,432,305
Receivable for Fund Shares Sold                                                                                       1,656
Prepaid Expenses and Other Assets                                                                                        10
                                                                                                              -------------
      Total Assets                                                                                                1,433,971
                                                                                                              -------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                                                    1,656
   Due to Advisor                                                                                                       230
Accrued Expenses and Other Liabilities                                                                                   96
                                                                                                              -------------
      Total Liabilities                                                                                               1,982
                                                                                                              -------------
NET ASSETS                                                                                                    $   1,431,989
                                                                                                              =============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                                                      91,025,860
                                                                                                              =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                      $       15.73
                                                                                                              =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                                               $   1,068,000
Accumulated Net Investment Income (Loss)                                                                                (14)
Accumulated Net Realized Gain (Loss)                                                                                (40,417)
Unrealized Appreciation (Depreciation) from Investment Securities                                                   404,420
                                                                                                              -------------
      Total Net Assets                                                                                        $   1,431,989
                                                                                                              =============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company         $   21,452
                                                                               ----------

EXPENSES
   Administrative Services                                                          2,043
   Accounting & Transfer Agent Fees                                                    41
   Legal Fees                                                                          55
   Audit Fees                                                                          11
   Filing Fees                                                                         78
   Shareholders' Reports                                                               61
   Directors' Fees and Expenses                                                         8
   Other                                                                               12
                                                                               ----------
          Total Expenses                                                            2,309
                                                                               ----------
   NET INVESTMENT INCOME (LOSS)                                                    19,143
                                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                            (828)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities      276,301
                                                                               ----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                       275,473
                                                                               ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $  294,616
                                                                               ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                                                   YEAR             YEAR
                                                                                   ENDED            ENDED
                                                                                  NOV. 30,         NOV. 30,
                                                                                   2004             2003
                                                                               -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $      19,143    $      12,442
   Capital Gain Distributions Received from The DFA Investment Trust Company              --              507
   Net Realized Gain (Loss) on Investment Securities Sold                               (828)          (8,106)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         276,301          180,511
                                                                               -------------    -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations            294,616          185,354
                                                                               -------------    -------------
Distributions From:
   Net Investment Income                                                             (21,908)         (12,609)
                                                                               -------------    -------------
          Total Distributions                                                        (21,908)         (12,609)
                                                                               -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                                                     520,740          217,849
   Shares Issued in Lieu of Cash Distributions                                        19,587           12,606
   Shares Redeemed                                                                  (129,365)        (119,194)
                                                                               -------------    -------------
          Net Increase (Decrease) from Capital Share Transactions                    410,962          111,261
                                                                               -------------    -------------
          Total Increase (Decrease)                                                  683,670          284,006

NET ASSETS
   Beginning of Period                                                               748,319          464,313
                                                                               -------------    -------------
   End of Period                                                               $   1,431,989    $     748,319
                                                                               =============    =============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                    37,677           22,165
     Shares Issued in Lieu of Cash Distributions                                       1,445            1,279
     Shares Redeemed                                                                  (9,431)         (12,639)
                                                                               -------------    -------------
                                                                                      29,691           10,805
                                                                               =============    =============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                    YEAR             YEAR             YEAR            YEAR            YEAR
                                                    ENDED            ENDED            ENDED           ENDED           ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,       NOV. 30,
                                                    2004              2003             2002           2001            2000
                                                -------------     -------------   -------------   -------------   -------------
Net Asset Value, Beginning of Period            $       12.20     $        9.19   $       10.30   $       12.58   $       13.07
                                                -------------     -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.26              0.22            0.23            0.25            0.24
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                    3.58              3.02           (0.78)          (1.50)          (0.32)
                                                -------------     -------------   -------------   -------------   -------------
      Total from Investment Operations                   3.84              3.24           (0.55)          (1.25)          (0.08)
                                                -------------     -------------   -------------   -------------   -------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.31)            (0.23)          (0.21)          (0.27)          (0.22)
   Net Realized Gains                                      --                --           (0.35)          (0.76)          (0.19)
                                                -------------     -------------   -------------   -------------   -------------
      Total Distributions                               (0.31)            (0.23)          (0.56)          (1.03)          (0.41)
                                                -------------     -------------   -------------   -------------   -------------

Net Asset Value, End of Period                  $       15.73     $       12.20   $        9.19   $       10.30   $       12.58
                                                =============     =============   =============   =============   =============
Total Return                                            31.86%            35.92%          (5.72)%        (10.96%)         (0.72)%

Net Assets, End of Period (thousands)           $   1,431,989     $     748,319   $     464,313   $     449,496   $     569,234
Ratio of Expenses to Average Net Assets**                0.51%             0.52%           0.53%           0.51%           0.52%
Ratio of Net Investment Income to
   Average Net Assets                                    1.87%             2.26%           2.35%           2.12%           1.76%
Portfolio Turnover Rate                                   N/A               N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              15%               14%             18%              6%              9%

----------
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-five portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 51% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $16,256.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a return of capital distribution which, for tax purposes, are not available to offset future income, was reclassified to the following accounts (amounts in thousands):

                                                 INCREASE
                                                (DECREASE)
                             INCREASE          UNDISTRIBUTED
                            (DECREASE)         NET INVESTMENT
                         PAID IN CAPITAL           INCOME
                         ---------------       --------------
                         $          (720)      $          720

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                       ORDINARY
                                                      INCOME AND
                                                      SHORT-TERM       LONG-TERM       RETURN OF
                                                     CAPITAL GAINS   CAPITAL GAINS      CAPITAL          TOTAL
                                                     -------------   -------------   -------------   -------------
2004                                                 $      21,188              --   $         720   $      21,908
2003                                                        12,609              --              --          12,609

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                         UNDISTRIBUTED         CAPITAL         TOTAL NET
                        NET INVESTMENT           LOSS        DISTRIBUTABLE
                            INCOME           CARRYFORWARD      EARNINGS
                        --------------       ------------    -------------
                                    --       $     (9,562)   $      (9,562)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had capital loss carryforwards available to offset future realized capital gains in the amount of approximately $8,681,000 and $881,000 expiring on November 30, 2010 and 2011, respectively.

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of approximately $38,000.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                       NET
                                                                    UNREALIZED
              FEDERAL          UNREALIZED        UNREALIZED        APPRECIATION/
             TAX COST         APPRECIATION      DEPRECIATION      (DEPRECIATION)
          ---------------   ---------------   ---------------    ---------------
          $     1,058,739   $       404,421   $       (30,855)   $       373,566

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                 THE U.S. LARGE       S&P 500
                                                 COMPANY SERIES        INDEX
11/30/94                                         $       10,000    $      10,000
12/31/94                                         $       10,148    $      10,146
1/31/95                                          $       10,407    $      10,410
2/28/95                                          $       10,815    $      10,814
3/31/95                                          $       11,133    $      11,134
4/30/95                                          $       11,452    $      11,458
5/31/95                                          $       11,911    $      11,910
6/30/95                                          $       12,193    $      12,190
7/31/95                                          $       12,595    $      12,596
8/31/95                                          $       12,625    $      12,630
9/30/95                                          $       13,159    $      13,159
10/31/95                                         $       13,109    $      13,113
11/30/95                                         $       13,675    $      13,690
12/31/95                                         $       13,938    $      13,944
1/31/96                                          $       14,417    $      14,423
2/29/96                                          $       14,540    $      14,562
3/31/96                                          $       14,683    $      14,702
4/30/96                                          $       14,897    $      14,918
5/31/96                                          $       15,262    $      15,302
6/30/96                                          $       15,324    $      15,365
7/31/96                                          $       14,655    $      14,681
8/31/96                                          $       14,954    $      14,993
9/30/96                                          $       15,790    $      15,835
10/31/96                                         $       16,222    $      16,269
11/30/96                                         $       17,450    $      17,504
12/31/96                                         $       17,100    $      17,161
1/31/97                                          $       18,172    $      18,227
2/28/97                                          $       18,306    $      18,374
3/31/97                                          $       17,554    $      17,610
4/30/97                                          $       18,595    $      18,661
5/31/97                                          $       19,729    $      19,807
6/30/97                                          $       20,605    $      20,690
7/31/97                                          $       22,245    $      22,333
8/31/97                                          $       21,008    $      21,092
9/30/97                                          $       22,153    $      22,247
10/31/97                                         $       21,420    $      21,504
11/30/97                                         $       22,399    $      22,500
12/31/97                                         $       22,780    $      22,887
1/31/98                                          $       23,037    $      23,141
2/28/98                                          $       24,698    $      24,809
3/31/98                                          $       25,955    $      26,080
4/30/98                                          $       26,212    $      26,343
5/31/98                                          $       25,759    $      25,890
6/30/98                                          $       26,810    $      26,941
7/31/98                                          $       26,520    $      26,656
8/31/98                                          $       22,704    $      22,801
9/30/98                                          $       24,148    $      24,263
10/31/98                                         $       26,087    $      26,235
11/30/98                                         $       27,686    $      27,825
12/31/98                                         $       29,325    $      29,428
1/31/99                                          $       30,521    $      30,658
2/28/99                                          $       29,563    $      29,704
3/31/99                                          $       30,749    $      30,893
4/30/99                                          $       31,923    $      32,088
5/31/99                                          $       31,170    $      31,331
6/30/99                                          $       32,890    $      33,070
7/31/99                                          $       31,871    $      32,038
8/31/99                                          $       31,705    $      31,878
9/30/99                                          $       30,839    $      31,004
10/31/99                                         $       32,798    $      32,967
11/30/99                                         $       33,457    $      33,636
12/31/99                                         $       35,448    $      35,617
1/31/2000                                        $       33,665    $      33,829
2/29/2000                                        $       33,035    $      33,190
3/31/2000                                        $       36,253    $      36,436
4/30/2000                                        $       35,140    $      35,339
5/31/2000                                        $       34,419    $      34,615
6/30/2000                                        $       35,214    $      35,466
7/31/2000                                        $       34,718    $      34,913
8/31/2000                                        $       36,874    $      37,081
9/30/2000                                        $       34,923    $      35,123
10/31/2000                                       $       34,770    $      34,976
11/30/2000                                       $       32,037    $      32,220
12/31/2000                                       $       32,200    $      32,377
1/31/2001                                        $       33,343    $      33,527
2/28/2001                                        $       30,302    $      30,469
3/31/2001                                        $       28,384    $      28,537
4/30/2001                                        $       30,581    $      30,755
5/31/2001                                        $       30,768    $      30,961
6/30/2001                                        $       30,014    $      30,209
7/31/2001                                        $       29,726    $      29,912
8/31/2001                                        $       27,859    $      28,040
9/30/2001                                        $       25,611    $      25,774
10/31/2001                                       $       26,095    $      26,267
11/30/2001                                       $       28,094    $      28,281
12/31/2001                                       $       28,330    $      28,530
1/31/2002                                        $       27,916    $      28,114
2/28/2002                                        $       27,380    $      27,571
3/31/2002                                        $       28,390    $      28,608
4/30/2002                                        $       26,670    $      26,874
5/31/2002                                        $       26,483    $      26,675
6/30/2002                                        $       24,587    $      24,776
7/31/2002                                        $       22,679    $      22,843
8/31/2002                                        $       22,824    $      22,994
9/30/2002                                        $       20,339    $      20,495
10/31/2002                                       $       22,133    $      22,298
11/30/2002                                       $       23,432    $      23,612
12/31/2002                                       $       22,061    $      22,223
1/31/2003                                        $       21,483    $      21,641
2/28/2003                                        $       21,152    $      21,316
3/31/2003                                        $       21,357    $      21,523
4/30/2003                                        $       23,119    $      23,297
5/31/2003                                        $       24,335    $      24,524
6/30/2003                                        $       24,644    $      24,838
7/31/2003                                        $       25,078    $      25,275
8/31/2003                                        $       25,562    $      25,768
9/30/2003                                        $       25,294    $      25,495
10/31/2003                                       $       26,716    $      26,938
11/30/2003                                       $       26,953    $      27,175
12/31/2003                                       $       28,355    $      28,599
1/31/2004                                        $       28,881    $      29,125
2/29/2004                                        $       29,283    $      29,530
3/31/2004                                        $       28,839    $      29,084
4/30/2004                                        $       28,386    $      28,628
5/31/2004                                        $       28,778    $      29,020
6/30/2004                                        $       29,334    $      29,584
7/31/2004                                        $       28,355    $      28,605
8/31/2004                                        $       28,468    $      28,720
9/30/2004                                        $       28,778    $      29,032
10/31/2004                                       $       29,221    $      29,475
11/30/2004                                       $       30,396    $      30,668

AVERAGE ANNUAL        ONE     FIVE       TEN
TOTAL RETURN          YEAR    YEARS     YEARS
---------------------------------------------
                      12.77%  -1.89%    11.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2004

                                    THE ENHANCED U.S.           S&P 500
                                  LARGE COMPANY SERIES           INDEX
7/2/96                               $        10,000       $        10,000
7/31/96                              $         9,890       $         9,500
8/31/96                              $        10,090       $         9,702
9/30/96                              $        10,690       $        10,247
10/31/96                             $        11,060       $        10,528
11/30/96                             $        11,895       $        11,327
12/31/96                             $        11,601       $        11,105
1/31/97                              $        12,337       $        11,794
2/28/97                              $        12,442       $        11,890
3/31/97                              $        11,841       $        11,395
4/30/97                              $        12,594       $        12,076
5/31/97                              $        13,417       $        12,817
6/30/97                              $        13,993       $        13,389
7/31/97                              $        15,135       $        14,452
8/31/97                              $        14,302       $        13,648
9/30/97                              $        15,048       $        14,396
10/31/97                             $        14,628       $        13,915
11/30/97                             $        15,181       $        14,560
12/31/97                             $        15,445       $        14,810
1/31/98                              $        15,714       $        14,974
2/28/98                              $        16,785       $        16,054
3/31/98                              $        17,629       $        16,876
4/30/98                              $        17,829       $        17,046
5/31/98                              $        17,474       $        16,753
6/30/98                              $        18,211       $        17,433
7/31/98                              $        17,982       $        17,249
8/31/98                              $        15,369       $        14,754
9/30/98                              $        16,443       $        15,700
10/31/98                             $        17,808       $        16,977
11/30/98                             $        18,823       $        18,005
12/31/98                             $        20,052       $        19,043
1/31/99                              $        20,776       $        19,839
2/28/99                              $        20,101       $        19,222
3/31/99                              $        20,945       $        19,990
4/30/99                              $        21,741       $        20,764
5/31/99                              $        21,146       $        20,274
6/30/99                              $        22,383       $        21,399
7/31/99                              $        21,628       $        20,732
8/31/99                              $        21,511       $        20,628
9/30/99                              $        20,989       $        20,063
10/31/99                             $        22,328       $        21,333
11/30/99                             $        22,694       $        21,766
12/31/99                             $        23,992       $        23,048
1/31/2000                            $        22,732       $        21,891
2/29/2000                            $        22,373       $        21,477
3/31/2000                            $        24,537       $        23,577
4/30/2000                            $        23,752       $        22,868
5/31/2000                            $        23,208       $        22,399
6/30/2000                            $        23,730       $        22,950
7/31/2000                            $        23,383       $        22,592
8/31/2000                            $        24,875       $        23,995
9/30/2000                            $        23,557       $        22,728
10/31/2000                           $        23,453       $        22,633
11/30/2000                           $        21,643       $        20,849
12/31/2000                           $        21,710       $        20,951
1/31/2001                            $        22,483       $        21,695
2/28/2001                            $        20,430       $        19,716
3/31/2001                            $        19,114       $        18,466
4/30/2001                            $        20,582       $        19,901
5/31/2001                            $        20,716       $        20,035
6/30/2001                            $        20,177       $        19,548
7/31/2001                            $        20,020       $        19,356
8/31/2001                            $        18,805       $        18,145
9/30/2001                            $        17,393       $        16,678
10/31/2001                           $        17,779       $        16,997
11/30/2001                           $        19,119       $        18,301
12/31/2001                           $        19,278       $        18,462
1/31/2002                            $        19,004       $        18,192
2/28/2002                            $        18,664       $        17,841
3/31/2002                            $        19,265       $        18,512
4/30/2002                            $        18,190       $        17,390
5/31/2002                            $        18,075       $        17,261
6/30/2002                            $        16,844       $        16,032
7/31/2002                            $        15,625       $        14,782
8/31/2002                            $        15,762       $        14,879
9/30/2002                            $        14,079       $        13,262
10/31/2002                           $        15,329       $        14,429
11/30/2002                           $        16,185       $        15,279
12/31/2002                           $        15,307       $        14,381
1/31/2003                            $        14,911       $        14,004
2/28/2003                            $        14,701       $        13,794
3/31/2003                            $        14,843       $        13,928
4/30/2003                            $        16,084       $        15,075
5/31/2003                            $        16,974       $        15,870
6/30/2003                            $        17,167       $        16,073
7/31/2003                            $        17,402       $        16,356
8/31/2003                            $        17,731       $        16,675
9/30/2003                            $        17,618       $        16,498
10/31/2003                           $        18,560       $        17,432
11/30/2003                           $        18,726       $        17,585
12/31/2003                           $        19,750       $        18,506
1/31/2004                            $        20,104       $        18,847
2/29/2004                            $        20,435       $        19,109
3/31/2004                            $        20,134       $        18,820
4/30/2004                            $        19,708       $        18,525
5/31/2004                            $        19,945       $        18,779
6/30/2004                            $        20,300       $        19,144
7/31/2004                            $        19,658       $        18,510
8/31/2004                            $        19,801       $        18,585
9/30/2004                            $        19,993       $        18,786
10/31/2004                           $        20,303       $        19,073
11/30/2004                           $        21,067       $        19,845

AVERAGE ANNUAL        ONE     FIVE      FROM
TOTAL RETURN          YEAR    YEARS   7/2/1996
----------------------------------------------
                      12.50%  -1.47%    9.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                   THE U.S. LARGE CAP        RUSSELL 1000
                                      VALUE SERIES           VALUE INDEX
11/30/94                             $        10,000       $        10,000
12/31/94                             $        10,121       $        10,115
1/31/95                              $        10,354       $        10,427
2/28/95                              $        10,940       $        10,838
3/31/95                              $        11,107       $        11,076
4/30/95                              $        11,514       $        11,426
5/31/95                              $        12,114       $        11,907
6/30/95                              $        12,379       $        12,069
7/31/95                              $        12,921       $        12,489
8/31/95                              $        13,310       $        12,665
9/30/95                              $        13,770       $        13,123
10/31/95                             $        13,205       $        12,993
11/30/95                             $        13,927       $        13,652
12/31/95                             $        14,027       $        13,995
1/31/96                              $        14,425       $        14,431
2/29/96                              $        14,640       $        14,541
3/31/96                              $        15,150       $        14,788
4/30/96                              $        15,398       $        14,844
5/31/96                              $        15,659       $        15,030
6/30/96                              $        15,203       $        15,042
7/31/96                              $        14,528       $        14,473
8/31/96                              $        15,105       $        14,887
9/30/96                              $        15,407       $        15,480
10/31/96                             $        15,911       $        16,079
11/30/96                             $        17,058       $        17,245
12/31/96                             $        16,891       $        17,024
1/31/97                              $        17,495       $        17,850
2/28/97                              $        17,843       $        18,112
3/31/97                              $        17,026       $        17,460
4/30/97                              $        17,586       $        18,193
5/31/97                              $        18,951       $        19,210
6/30/97                              $        19,535       $        20,034
7/31/97                              $        21,492       $        21,541
8/31/97                              $        21,176       $        20,774
9/30/97                              $        22,292       $        22,029
10/31/97                             $        21,151       $        21,414
11/30/97                             $        21,375       $        22,361
12/31/97                             $        21,674       $        23,014
1/31/98                              $        21,962       $        22,689
2/28/98                              $        23,882       $        24,216
3/31/98                              $        25,222       $        25,698
4/30/98                              $        25,360       $        25,871
5/31/98                              $        25,147       $        25,488
6/30/98                              $        25,087       $        25,814
7/31/98                              $        24,217       $        25,360
8/31/98                              $        19,809       $        21,586
9/30/98                              $        20,813       $        22,825
10/31/98                             $        22,514       $        24,594
11/30/98                             $        23,923       $        25,740
12/31/98                             $        24,320       $        26,615
1/31/99                              $        24,792       $        26,828
2/28/99                              $        24,155       $        26,450
3/31/99                              $        24,935       $        26,997
4/30/99                              $        27,588       $        29,519
5/31/99                              $        27,561       $        29,194
6/30/99                              $        28,021       $        30,041
7/31/99                              $        26,861       $        29,161
8/31/99                              $        25,897       $        28,079
9/30/99                              $        24,506       $        27,099
10/31/99                             $        25,445       $        28,660
11/30/99                             $        25,030       $        28,436
12/31/99                             $        25,515       $        28,573
1/31/2000                            $        23,727       $        27,641
2/29/2000                            $        21,594       $        25,588
3/31/2000                            $        24,654       $        28,709
4/30/2000                            $        25,396       $        28,376
5/31/2000                            $        25,345       $        28,674
6/30/2000                            $        23,583       $        27,364
7/31/2000                            $        24,626       $        27,706
8/31/2000                            $        26,066       $        29,246
9/30/2000                            $        25,642       $        29,515
10/31/2000                           $        26,654       $        30,241
11/30/2000                           $        25,799       $        29,119
12/31/2000                           $        28,180       $        30,578
1/31/2001                            $        29,566       $        30,694
2/28/2001                            $        29,546       $        29,841
3/31/2001                            $        28,645       $        28,788
4/30/2001                            $        30,349       $        30,198
5/31/2001                            $        31,232       $        30,878
6/30/2001                            $        30,851       $        30,192
7/31/2001                            $        30,811       $        30,129
8/31/2001                            $        29,452       $        28,921
9/30/2001                            $        26,177       $        26,885
10/31/2001                           $        26,156       $        26,654
11/30/2001                           $        28,625       $        28,202
12/31/2001                           $        29,298       $        28,868
1/31/2002                            $        29,614       $        28,645
2/28/2002                            $        29,991       $        28,691
3/31/2002                            $        31,238       $        30,048
4/30/2002                            $        30,960       $        29,018
5/31/2002                            $        31,158       $        29,163
6/30/2002                            $        29,267       $        27,489
7/31/2002                            $        26,013       $        24,932
8/31/2002                            $        26,431       $        25,119
9/30/2002                            $        23,503       $        22,326
10/31/2002                           $        24,424       $        23,980
11/30/2002                           $        26,146       $        25,491
12/31/2002                           $        24,972       $        24,385
1/31/2003                            $        24,388       $        23,795
2/28/2003                            $        23,683       $        23,159
3/31/2003                            $        23,572       $        23,199
4/30/2003                            $        25,754       $        25,240
5/31/2003                            $        27,472       $        26,871
6/30/2003                            $        27,766       $        27,207
7/31/2003                            $        28,477       $        27,612
8/31/2003                            $        29,491       $        28,043
9/30/2003                            $        28,842       $        27,768
10/31/2003                           $        30,775       $        29,467
11/30/2003                           $        31,465       $        29,868
12/31/2003                           $        33,626       $        31,708
1/31/2004                            $        34,199       $        32,266
2/29/2004                            $        35,080       $        32,957
3/31/2004                            $        34,938       $        32,667
4/30/2004                            $        34,364       $        31,870
5/31/2004                            $        34,549       $        32,195
6/30/2004                            $        35,593       $        32,954
7/31/2004                            $        34,441       $        32,490
8/31/2004                            $        34,441       $        32,951
9/30/2004                            $        35,498       $        33,462
10/31/2004                           $        35,932       $        34,017
11/30/2004                           $        38,285       $        35,739

AVERAGE ANNUAL        ONE     FIVE       TEN
TOTAL RETURN          YEAR    YEARS     YEARS
---------------------------------------------
                      21.68%  8.88%     14.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL XM VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 6, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

                                    THE U.S. SMALL XM        RUSSELL 2000
                                      VALUE SERIES            VALUE INDEX
2/6/98                               $        10,000       $        10,000
2/28/98                              $        10,270       $        10,331
3/31/98                              $        10,710       $        10,750
4/30/98                              $        10,830       $        10,803
5/31/98                              $        10,329       $        10,421
6/30/98                              $        10,069       $        10,361
7/31/98                              $         9,219       $         9,550
8/31/98                              $         7,620       $         8,054
9/30/98                              $         7,840       $         8,509
10/31/98                             $         8,470       $         8,762
11/30/98                             $         8,674       $         9,000
12/31/98                             $         8,907       $         9,282
1/31/99                              $         8,866       $         9,072
2/28/99                              $         8,207       $         8,452
3/31/99                              $         8,319       $         8,383
4/30/99                              $         9,403       $         9,148
5/31/99                              $         9,767       $         9,429
6/30/99                              $        10,335       $         9,770
7/31/99                              $        10,112       $         9,539
8/31/99                              $         9,716       $         9,189
9/30/99                              $         9,433       $         9,006
10/31/99                             $         9,129       $         8,826
11/30/99                             $         9,228       $         8,871
12/31/99                             $         9,516       $         9,144
1/31/2000                            $         8,896       $         8,905
2/29/2000                            $         8,632       $         9,449
3/31/2000                            $         9,484       $         9,494
4/30/2000                            $         9,579       $         9,550
5/31/2000                            $         9,453       $         9,404
6/30/2000                            $         9,221       $         9,678
7/31/2000                            $         9,453       $        10,000
8/31/2000                            $         9,978       $        10,447
9/30/2000                            $         9,842       $        10,388
10/31/2000                           $         9,862       $        10,351
11/30/2000                           $         9,544       $        10,139
12/31/2000                           $        10,675       $        11,228
1/31/2001                            $        11,351       $        11,538
2/28/2001                            $        11,340       $        11,522
3/31/2001                            $        10,927       $        11,338
4/30/2001                            $        11,662       $        11,863
5/31/2001                            $        12,086       $        12,168
6/30/2001                            $        12,499       $        12,657
7/31/2001                            $        12,511       $        12,373
8/31/2001                            $        12,396       $        12,330
9/30/2001                            $        10,537       $        10,969
10/31/2001                           $        10,847       $        11,255
11/30/2001                           $        11,845       $        12,064
12/31/2001                           $        12,631       $        12,802
1/31/2002                            $        12,815       $        12,973
2/28/2002                            $        13,106       $        13,052
3/31/2002                            $        14,229       $        14,029
4/30/2002                            $        14,639       $        14,523
5/31/2002                            $        14,176       $        14,043
6/30/2002                            $        13,647       $        13,732
7/31/2002                            $        11,652       $        11,692
8/31/2002                            $        11,652       $        11,640
9/30/2002                            $        10,622       $        10,809
10/31/2002                           $        10,899       $        10,971
11/30/2002                           $        12,102       $        11,847
12/31/2002                           $        11,458       $        11,341
1/31/2003                            $        10,923       $        11,021
2/28/2003                            $        10,462       $        10,651
3/31/2003                            $        10,432       $        10,765
4/30/2003                            $        11,681       $        11,787
5/31/2003                            $        13,019       $        12,991
6/30/2003                            $        13,227       $        13,210
7/31/2003                            $        14,000       $        13,870
8/31/2003                            $        14,907       $        14,397
9/30/2003                            $        14,713       $        14,231
10/31/2003                           $        16,140       $        15,391
11/30/2003                           $        16,807       $        15,982
12/31/2003                           $        17,706       $        16,561
1/31/2004                            $        18,525       $        17,134
2/29/2004                            $        18,825       $        17,466
3/31/2004                            $        18,992       $        17,707
4/30/2004                            $        18,358       $        16,791
5/31/2004                            $        18,642       $        16,995
6/30/2004                            $        19,707       $        17,858
7/31/2004                            $        18,753       $        17,037
8/31/2004                            $        18,636       $        17,203
9/30/2004                            $        19,492       $        17,885
10/31/2004                           $        19,677       $        18,162
11/30/2004                           $        21,488       $        19,773

AVERAGE ANNUAL        ONE     FIVE      FROM
TOTAL RETURN          YEAR    YEARS   2/6/1998
----------------------------------------------
                      27.86%  18.42%   11.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                             THE U.S. SMALL CAP                   RUSSELL 2000
                                                VALUE SERIES                      VALUE INDEX
11/30/94                                       $      10,000                     $      10,000
12/31/94                                       $      10,103                     $      10,300
1/31/95                                        $      10,211                     $      10,251
2/28/95                                        $      10,572                     $      10,630
3/31/95                                        $      10,697                     $      10,682
4/30/95                                        $      11,076                     $      10,999
5/31/95                                        $      11,392                     $      11,235
6/30/95                                        $      11,843                     $      11,619
7/31/95                                        $      12,492                     $      12,043
8/31/95                                        $      12,888                     $      12,401
9/30/95                                        $      13,050                     $      12,585
10/31/95                                       $      12,420                     $      12,083
11/30/95                                       $      12,882                     $      12,563
12/31/95                                       $      13,107                     $      12,952
1/31/96                                        $      13,069                     $      13,038
2/29/96                                        $      13,352                     $      13,242
3/31/96                                        $      13,728                     $      13,521
4/30/96                                        $      14,443                     $      13,890
5/31/96                                        $      15,008                     $      14,241
6/30/96                                        $      14,697                     $      14,073
7/31/96                                        $      13,785                     $      13,324
8/31/96                                        $      14,416                     $      13,903
9/30/96                                        $      14,906                     $      14,282
10/31/96                                       $      15,020                     $      14,448
11/30/96                                       $      15,734                     $      15,225
12/31/96                                       $      16,084                     $      15,720
1/31/97                                        $      16,502                     $      15,962
2/28/97                                        $      16,502                     $      16,114
3/31/97                                        $      16,075                     $      15,682
4/30/97                                        $      16,005                     $      15,912
5/31/97                                        $      17,526                     $      17,179
6/30/97                                        $      18,630                     $      18,048
7/31/97                                        $      19,744                     $      18,806
8/31/97                                        $      20,451                     $      19,105
9/30/97                                        $      22,032                     $      20,376
10/31/97                                       $      21,256                     $      19,822
11/30/97                                       $      21,078                     $      20,040
12/31/97                                       $      21,099                     $      20,719
1/31/98                                        $      20,846                     $      20,344
2/28/98                                        $      22,424                     $      21,575
3/31/98                                        $      23,339                     $      22,451
4/30/98                                        $      23,803                     $      22,561
5/31/98                                        $      22,898                     $      21,762
6/30/98                                        $      22,445                     $      21,638
7/31/98                                        $      20,800                     $      19,944
8/31/98                                        $      16,971                     $      16,821
9/30/98                                        $      17,456                     $      17,771
10/31/98                                       $      18,207                     $      18,299
11/30/98                                       $      19,170                     $      18,795
12/31/98                                       $      19,620                     $      19,385
1/31/99                                        $      19,936                     $      18,945
2/28/99                                        $      18,291                     $      17,651
3/31/99                                        $      17,951                     $      17,506
4/30/99                                        $      19,875                     $      19,104
5/31/99                                        $      20,814                     $      19,691
6/30/99                                        $      22,092                     $      20,404
7/31/99                                        $      21,994                     $      19,920
8/31/99                                        $      21,398                     $      19,191
9/30/99                                        $      20,838                     $      18,807
10/31/99                                       $      20,119                     $      18,431
11/30/99                                       $      21,042                     $      18,527
12/31/99                                       $      22,258                     $      19,096
1/31/2000                                      $      22,096                     $      18,597
2/29/2000                                      $      24,149                     $      19,734
3/31/2000                                      $      24,231                     $      19,826
4/30/2000                                      $      23,373                     $      19,943
5/31/2000                                      $      22,408                     $      19,638
6/30/2000                                      $      23,537                     $      20,212
7/31/2000                                      $      23,523                     $      20,885
8/31/2000                                      $      25,264                     $      21,818
9/30/2000                                      $      24,801                     $      21,694
10/31/2000                                     $      23,876                     $      21,616
11/30/2000                                     $      22,577                     $      21,175
12/31/2000                                     $      24,338                     $      23,449
1/31/2001                                      $      26,855                     $      24,096
2/28/2001                                      $      26,334                     $      24,062
3/31/2001                                      $      25,697                     $      23,677
4/30/2001                                      $      27,275                     $      24,774
5/31/2001                                      $      28,971                     $      25,410
6/30/2001                                      $      30,063                     $      26,432
7/31/2001                                      $      29,576                     $      25,840
8/31/2001                                      $      29,189                     $      25,749
9/30/2001                                      $      24,942                     $      22,907
10/31/2001                                     $      25,932                     $      23,505
11/30/2001                                     $      27,965                     $      25,194
12/31/2001                                     $      29,937                     $      26,736
1/31/2002                                      $      30,404                     $      27,092
2/28/2002                                      $      30,367                     $      27,257
3/31/2002                                      $      33,373                     $      29,299
4/30/2002                                      $      34,885                     $      30,330
5/31/2002                                      $      33,804                     $      29,326
6/30/2002                                      $      33,114                     $      28,678
7/31/2002                                      $      27,958                     $      24,417
8/31/2002                                      $      27,603                     $      24,309
9/30/2002                                      $      25,605                     $      22,573
10/31/2002                                     $      26,035                     $      22,912
11/30/2002                                     $      28,258                     $      24,740
12/31/2002                                     $      27,249                     $      23,684
1/31/2003                                      $      26,312                     $      23,016
2/28/2003                                      $      25,233                     $      22,243
3/31/2003                                      $      25,193                     $      22,481
4/30/2003                                      $      27,861                     $      24,616
5/31/2003                                      $      31,140                     $      27,130
6/30/2003                                      $      32,280                     $      27,588
7/31/2003                                      $      34,562                     $      28,965
8/31/2003                                      $      36,356                     $      30,066
9/30/2003                                      $      36,072                     $      29,720
10/31/2003                                     $      39,698                     $      32,142
11/30/2003                                     $      41,351                     $      33,376
12/31/2003                                     $      43,581                     $      34,584
1/31/2004                                      $      45,710                     $      35,781
2/29/2004                                      $      46,376                     $      36,475
3/31/2004                                      $      46,819                     $      36,979
4/30/2004                                      $      45,356                     $      35,067
5/31/2004                                      $      45,533                     $      35,491
6/30/2004                                      $      48,584                     $      37,294
7/31/2004                                      $      46,007                     $      35,579
8/31/2004                                      $      45,340                     $      35,927
9/30/2004                                      $      47,583                     $      37,350
10/31/2004                                     $      48,050                     $      37,929
11/30/2004                                     $      52,875                     $      41,293

AVERAGE ANNUAL        ONE     FIVE       TEN
TOTAL RETURN          YEAR    YEARS     YEARS
---------------------------------------------
                      27.87%  20.23%    18.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                               THE U.S. SMALL       RUSSELL 2000
                                                 CAP SERIES            INDEX
11/30/94                                       $      10,000       $      10,000
12/31/94                                       $      10,126       $      10,268
1/31/95                                        $      10,193       $      10,139
2/28/95                                        $      10,527       $      10,560
3/31/95                                        $      10,727       $      10,741
4/30/95                                        $      11,083       $      10,979
5/31/95                                        $      11,306       $      11,168
6/30/95                                        $      11,885       $      11,748
7/31/95                                        $      12,621       $      12,425
8/31/95                                        $      12,988       $      12,682
9/30/95                                        $      13,222       $      12,909
10/31/95                                       $      12,542       $      12,332
11/30/95                                       $      12,917       $      12,850
12/31/95                                       $      13,225       $      13,189
1/31/96                                        $      13,262       $      13,174
2/29/96                                        $      13,711       $      13,585
3/31/96                                        $      14,014       $      13,867
4/30/96                                        $      14,949       $      14,609
5/31/96                                        $      15,726       $      15,184
6/30/96                                        $      15,009       $      14,560
7/31/96                                        $      13,759       $      13,289
8/31/96                                        $      14,572       $      14,061
9/30/96                                        $      15,034       $      14,611
10/31/96                                       $      14,816       $      14,386
11/30/96                                       $      15,394       $      14,979
12/31/96                                       $      15,625       $      15,371
1/31/97                                        $      16,143       $      15,678
2/28/97                                        $      15,808       $      15,299
3/31/97                                        $      15,066       $      14,577
4/30/97                                        $      14,898       $      14,618
5/31/97                                        $      16,591       $      16,245
6/30/97                                        $      17,446       $      16,942
7/31/97                                        $      18,482       $      17,729
8/31/97                                        $      19,168       $      18,135
9/30/97                                        $      20,651       $      19,463
10/31/97                                       $      19,755       $      18,608
11/30/97                                       $      19,469       $      18,487
12/31/97                                       $      19,469       $      18,811
1/31/98                                        $      19,255       $      18,514
2/28/98                                        $      20,668       $      19,882
3/31/98                                        $      21,528       $      20,701
4/30/98                                        $      21,835       $      20,815
5/31/98                                        $      20,700       $      19,693
6/30/98                                        $      20,423       $      19,734
7/31/98                                        $      18,856       $      18,136
8/31/98                                        $      14,987       $      14,614
9/30/98                                        $      15,924       $      15,758
10/31/98                                       $      16,631       $      16,401
11/30/98                                       $      17,723       $      17,260
12/31/98                                       $      18,466       $      18,329
1/31/99                                        $      18,772       $      18,573
2/28/99                                        $      17,169       $      17,068
3/31/99                                        $      17,016       $      17,335
4/30/99                                        $      18,568       $      18,888
5/31/99                                        $      19,302       $      19,163
6/30/99                                        $      20,444       $      20,030
7/31/99                                        $      20,275       $      19,481
8/31/99                                        $      19,746       $      18,760
9/30/99                                        $      19,643       $      18,764
10/31/99                                       $      19,421       $      18,841
11/30/99                                       $      21,023       $      19,966
12/31/99                                       $      23,235       $      22,226
1/31/2000                                      $      23,216       $      21,868
2/29/2000                                      $      27,103       $      25,478
3/31/2000                                      $      25,940       $      23,799
4/30/2000                                      $      23,901       $      22,366
5/31/2000                                      $      22,644       $      21,062
6/30/2000                                      $      24,967       $      22,899
7/31/2000                                      $      24,280       $      22,162
8/31/2000                                      $      26,281       $      23,853
9/30/2000                                      $      25,766       $      23,151
10/31/2000                                     $      24,643       $      22,119
11/30/2000                                     $      22,385       $      19,847
12/31/2000                                     $      23,885       $      21,552
1/31/2001                                      $      25,973       $      22,675
2/28/2001                                      $      24,248       $      21,188
3/31/2001                                      $      23,159       $      20,151
4/30/2001                                      $      24,975       $      21,727
5/31/2001                                      $      26,154       $      22,262
6/30/2001                                      $      27,469       $      23,030
7/31/2001                                      $      26,448       $      21,784
8/31/2001                                      $      25,654       $      21,080
9/30/2001                                      $      22,024       $      18,243
10/31/2001                                     $      23,476       $      19,310
11/30/2001                                     $      25,314       $      20,805
12/31/2001                                     $      27,005       $      22,088
1/31/2002                                      $      26,818       $      21,859
2/28/2002                                      $      26,124       $      21,260
3/31/2002                                      $      28,347       $      22,969
4/30/2002                                      $      28,440       $      23,178
5/31/2002                                      $      27,237       $      22,149
6/30/2002                                      $      25,848       $      21,050
7/31/2002                                      $      22,142       $      17,872
8/31/2002                                      $      22,164       $      17,825
9/30/2002                                      $      20,497       $      16,545
10/31/2002                                     $      21,284       $      17,077
11/30/2002                                     $      23,183       $      18,600
12/31/2002                                     $      21,908       $      17,564
1/31/2003                                      $      21,323       $      17,077
2/28/2003                                      $      20,645       $      16,561
3/31/2003                                      $      20,855       $      16,775
4/30/2003                                      $      22,959       $      18,365
5/31/2003                                      $      25,531       $      20,336
6/30/2003                                      $      26,233       $      20,704
7/31/2003                                      $      27,894       $      22,000
8/31/2003                                      $      29,297       $      23,008
9/30/2003                                      $      28,851       $      22,582
10/31/2003                                     $      31,376       $      24,479
11/30/2003                                     $      32,529       $      25,348
12/31/2003                                     $      33,296       $      25,863
1/31/2004                                      $      34,803       $      26,985
2/29/2004                                      $      35,110       $      27,228
3/31/2004                                      $      35,298       $      27,481
4/30/2004                                      $      33,862       $      26,080
5/31/2004                                      $      34,215       $      26,494
6/30/2004                                      $      35,724       $      27,610
7/31/2004                                      $      33,174       $      25,752
8/31/2004                                      $      32,702       $      25,620
9/30/2004                                      $      34,319       $      26,822
10/31/2004                                     $      34,981       $      27,350
11/30/2004                                     $      38,056       $      29,721

AVERAGE ANNUAL        ONE     FIVE       TEN
TOTAL RETURN          YEAR    YEARS     YEARS
---------------------------------------------
                      16.99%  12.60%    14.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. MICRO CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 28, 1997-NOVEMBER 30, 2004

GROWTH OF $10,000

                                   THE U.S. MICRO    CRSP 9-10      RUSSELL 2000
                                    CAP SERIES         INDEX           INDEX
11/28/97                           $      10,000   $      10,000   $      10,000
11/30/97                           $      10,000   $      10,000   $      10,000
12/31/97                           $       9,826   $       9,850   $      10,175
1/31/98                            $       9,776   $       9,829   $      10,014
2/28/98                            $      10,416   $      10,458   $      10,754
3/31/98                            $      10,916   $      10,990   $      11,197
4/30/98                            $      11,106   $      11,291   $      11,259
5/31/98                            $      10,556   $      10,689   $      10,652
6/30/98                            $      10,346   $      10,338   $      10,674
7/31/98                            $       9,656   $       9,702   $       9,810
8/31/98                            $       7,715   $       7,603   $       7,905
9/30/98                            $       8,005   $       7,874   $       8,524
10/31/98                           $       8,295   $       8,177   $       8,871
11/30/98                           $       8,919   $       8,868   $       9,336
12/31/98                           $       9,156   $       9,068   $       9,914
1/31/99                            $       9,413   $       9,580   $      10,046
2/28/99                            $       8,767   $       8,960   $       9,232
3/31/99                            $       8,444   $       8,714   $       9,376
4/30/99                            $       9,247   $       9,508   $      10,217
5/31/99                            $       9,603   $       9,820   $      10,366
6/30/99                            $      10,149   $      10,191   $      10,834
7/31/99                            $      10,249   $      10,369   $      10,537
8/31/99                            $      10,060   $      10,103   $      10,147
9/30/99                            $       9,837   $       9,951   $      10,150
10/31/99                           $       9,760   $       9,746   $      10,191
11/30/99                           $      10,710   $      10,771   $      10,800
12/31/99                           $      11,929   $      11,987   $      12,022
1/31/2000                          $      12,644   $      12,778   $      11,828
2/29/2000                          $      15,626   $      14,703   $      13,781
3/31/2000                          $      14,457   $      13,972   $      12,873
4/30/2000                          $      12,658   $      12,686   $      12,098
5/31/2000                          $      11,641   $      11,905   $      11,393
6/30/2000                          $      13,236   $      12,667   $      12,386
7/31/2000                          $      12,810   $      12,498   $      11,988
8/31/2000                          $      14,005   $      13,308   $      12,902
9/30/2000                          $      13,702   $      12,902   $      12,523
10/31/2000                         $      12,741   $      11,897   $      11,964
11/30/2000                         $      11,334   $      10,541   $      10,736
12/31/2000                         $      11,552   $      10,385   $      11,658
1/31/2001                          $      13,141   $      13,054   $      12,265
2/28/2001                          $      12,223   $      11,691   $      11,461
3/31/2001                          $      11,639   $      10,972   $      10,900
4/30/2001                          $      12,505   $      11,650   $      11,753
5/31/2001                          $      13,706   $      12,819   $      12,042
6/30/2001                          $      14,201   $      13,133   $      12,457
7/31/2001                          $      13,847   $      12,779   $      11,783
8/31/2001                          $      13,441   $      12,390   $      11,403
9/30/2001                          $      11,728   $      10,824   $       9,868
10/31/2001                         $      12,488   $      11,797   $      10,445
11/30/2001                         $      13,337   $      12,883   $      11,253
12/31/2001                         $      14,234   $      13,938   $      11,948
1/31/2002                          $      14,398   $      14,061   $      11,824
2/28/2002                          $      13,999   $      13,379   $      11,500
3/31/2002                          $      15,249   $      14,603   $      12,424
4/30/2002                          $      15,629   $      14,656   $      12,537
5/31/2002                          $      15,195   $      14,240   $      11,981
6/30/2002                          $      14,669   $      13,731   $      11,386
7/31/2002                          $      12,551   $      11,766   $       9,667
8/31/2002                          $      12,478   $      11,625   $       9,642
9/30/2002                          $      11,644   $      10,699   $       8,950
10/31/2002                         $      11,952   $      11,155   $       9,237
11/30/2002                         $      12,941   $      12,832   $      10,061
12/31/2002                         $      12,403   $      11,972   $       9,500
1/31/2003                          $      12,125   $      11,900   $       9,237
2/28/2003                          $      11,774   $      11,571   $       8,958
3/31/2003                          $      11,922   $      11,762   $       9,074
4/30/2003                          $      13,031   $      13,037   $       9,934
5/31/2003                          $      14,546   $      14,962   $      11,000
6/30/2003                          $      15,193   $      15,766   $      11,199
7/31/2003                          $      16,321   $      17,060   $      11,900
8/31/2003                          $      17,098   $      17,909   $      12,445
9/30/2003                          $      17,116   $      18,262   $      12,215
10/31/2003                         $      18,651   $      19,816   $      13,241
11/30/2003                         $      19,456   $      20,665   $      13,711
12/31/2003                         $      20,002   $      21,358   $      13,989
1/31/2004                          $      21,161   $      22,824   $      14,596
2/29/2004                          $      21,275   $      22,995   $      14,728
3/31/2004                          $      21,313   $      22,895   $      14,865
4/30/2004                          $      20,458   $      22,072   $      14,107
5/31/2004                          $      20,458   $      21,880   $      14,331
6/30/2004                          $      21,363   $      22,576   $      14,934
7/31/2004                          $      19,783   $      20,730   $      13,929
8/31/2004                          $      19,478   $      20,472   $      13,858
9/30/2004                          $      20,462   $      21,418   $      14,508
10/31/2004                         $      20,843   $      21,801   $      14,794
11/30/2004                         $      22,731   $      23,763   $      16,077

AVERAGE ANNUAL        ONE     FIVE       FROM
TOTAL RETURN          YEAR    YEARS    11/28/1997
-------------------------------------------------
                      16.83%  16.24%     12.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago. Russell 2000 Index courtesy of Russell Analytic Services.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                  THE DFA            MSCI EAFE
                                               INTERNATIONAL           INDEX
                                                VALUE SERIES       (NET DIVIDENDS)
11/30/94                                       $      10,000       $      10,000
12/31/94                                       $      10,059       $      10,063
1/31/95                                        $       9,661       $       9,676
2/28/95                                        $       9,640       $       9,648
3/31/95                                        $      10,210       $      10,250
4/30/95                                        $      10,529       $      10,636
5/31/95                                        $      10,469       $      10,509
6/30/95                                        $      10,360       $      10,324
7/31/95                                        $      10,943       $      10,967
8/31/95                                        $      10,571       $      10,549
9/30/95                                        $      10,634       $      10,755
10/31/95                                       $      10,432       $      10,466
11/30/95                                       $      10,719       $      10,757
12/31/95                                       $      11,239       $      11,190
1/31/96                                        $      11,352       $      11,236
2/29/96                                        $      11,423       $      11,274
3/31/96                                        $      11,583       $      11,514
4/30/96                                        $      12,035       $      11,849
5/31/96                                        $      11,922       $      11,630
6/30/96                                        $      11,964       $      11,696
7/31/96                                        $      11,644       $      11,354
8/31/96                                        $      11,695       $      11,379
9/30/96                                        $      11,901       $      11,681
10/31/96                                       $      11,787       $      11,562
11/30/96                                       $      12,311       $      12,022
12/31/96                                       $      12,150       $      11,867
1/31/97                                        $      11,744       $      11,452
2/28/97                                        $      11,851       $      11,639
3/31/97                                        $      11,895       $      11,681
4/30/97                                        $      11,831       $      11,743
5/31/97                                        $      12,729       $      12,507
6/30/97                                        $      13,281       $      13,197
7/31/97                                        $      13,464       $      13,411
8/31/97                                        $      12,581       $      12,409
9/30/97                                        $      13,044       $      13,104
10/31/97                                       $      12,360       $      12,097
11/30/97                                       $      11,838       $      11,974
12/31/97                                       $      11,790       $      12,078
1/31/98                                        $      12,502       $      12,630
2/28/98                                        $      13,324       $      13,441
3/31/98                                        $      13,913       $      13,855
4/30/98                                        $      13,956       $      13,964
5/31/98                                        $      14,087       $      13,897
6/30/98                                        $      13,950       $      14,002
7/31/98                                        $      14,105       $      14,144
8/31/98                                        $      12,260       $      12,392
9/30/98                                        $      11,601       $      12,012
10/31/98                                       $      12,756       $      13,264
11/30/98                                       $      13,316       $      13,943
12/31/98                                       $      13,576       $      14,493
1/31/99                                        $      13,307       $      14,451
2/28/99                                        $      12,970       $      14,106
3/31/99                                        $      13,769       $      14,695
4/30/99                                        $      14,587       $      15,290
5/31/99                                        $      13,848       $      14,503
6/30/99                                        $      14,472       $      15,068
7/31/99                                        $      14,995       $      15,516
8/31/99                                        $      15,141       $      15,573
9/30/99                                        $      15,196       $      15,730
10/31/99                                       $      15,128       $      16,319
11/30/99                                       $      15,081       $      16,886
12/31/99                                       $      15,826       $      18,401
1/31/2000                                      $      14,607       $      17,232
2/29/2000                                      $      14,242       $      17,696
3/31/2000                                      $      15,032       $      18,382
4/30/2000                                      $      14,641       $      17,415
5/31/2000                                      $      14,923       $      16,989
6/30/2000                                      $      15,963       $      17,654
7/31/2000                                      $      15,444       $      16,914
8/31/2000                                      $      15,580       $      17,060
9/30/2000                                      $      15,130       $      16,230
10/31/2000                                     $      15,018       $      15,846
11/30/2000                                     $      15,006       $      15,252
12/31/2000                                     $      15,838       $      15,794
1/31/2001                                      $      15,864       $      15,786
2/28/2001                                      $      15,386       $      14,603
3/31/2001                                      $      14,448       $      13,629
4/30/2001                                      $      15,209       $      14,576
5/31/2001                                      $      15,094       $      14,062
6/30/2001                                      $      14,807       $      13,487
7/31/2001                                      $      14,506       $      13,241
8/31/2001                                      $      14,715       $      12,906
9/30/2001                                      $      12,839       $      11,599
10/31/2001                                     $      12,917       $      11,896
11/30/2001                                     $      13,390       $      12,334
12/31/2001                                     $      13,445       $      12,408
1/31/2002                                      $      13,153       $      11,748
2/28/2002                                      $      13,299       $      11,831
3/31/2002                                      $      14,134       $      12,471
4/30/2002                                      $      14,612       $      12,553
5/31/2002                                      $      15,103       $      12,712
6/30/2002                                      $      14,679       $      12,206
7/31/2002                                      $      13,177       $      11,001
8/31/2002                                      $      13,164       $      10,976
9/30/2002                                      $      11,599       $       9,798
10/31/2002                                     $      11,936       $      10,324
11/30/2002                                     $      12,650       $      10,793
12/31/2002                                     $      12,329       $      10,430
1/31/2003                                      $      11,922       $       9,994
2/28/2003                                      $      11,677       $       9,765
3/31/2003                                      $      11,401       $       9,573
4/30/2003                                      $      12,652       $      10,511
5/31/2003                                      $      13,605       $      11,148
6/30/2003                                      $      14,045       $      11,418
7/31/2003                                      $      14,679       $      11,694
8/31/2003                                      $      15,065       $      11,977
9/30/2003                                      $      15,642       $      12,346
10/31/2003                                     $      16,876       $      13,115
11/30/2003                                     $      17,237       $      13,407
12/31/2003                                     $      18,530       $      14,454
1/31/2004                                      $      19,005       $      14,659
2/29/2004                                      $      19,577       $      14,997
3/31/2004                                      $      19,882       $      15,081
4/30/2004                                      $      19,282       $      14,740
5/31/2004                                      $      19,478       $      14,790
6/30/2004                                      $      20,282       $      15,114
7/31/2004                                      $      19,534       $      14,623
8/31/2004                                      $      19,788       $      14,688
9/30/2004                                      $      20,421       $      15,072
10/31/2004                                     $      21,202       $      15,586
11/30/2004                                     $      22,779       $      16,650

AVERAGE ANNUAL        ONE     FIVE         TEN
TOTAL RETURN          YEAR    YEARS       YEARS
----------------------------------------------
                      32.15%  8.60%       8.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                    THE JAPANESE     MSCI JAPAN        S&P/CITIGROUP
                                    SMALL COMPANY  SMALL CAP INDEX    EXTENDED MARKET
                                       SERIES       (PRICE-ONLY)        INDEX-JAPAN
8/9/96                             $      10,000   $      10,000      $      10,000
8/30/96                            $      10,020   $      10,000      $      10,000
9/30/96                            $      10,070   $      10,008      $      10,086
10/31/96                           $       9,363   $       9,299      $       9,440
11/30/96                           $       9,074   $       9,053      $       9,222
12/31/96                           $       7,960   $       7,906      $       8,296
1/31/97                            $       7,184   $       7,100      $       7,522
2/28/97                            $       7,134   $       7,046      $       7,518
3/31/97                            $       6,617   $       6,421      $       7,094
4/30/97                            $       6,508   $       6,286      $       7,090
5/31/97                            $       7,593   $       7,490      $       8,121
6/30/97                            $       7,712   $       7,665      $       8,362
7/31/97                            $       6,837   $       6,845      $       7,716
8/31/97                            $       6,100   $       6,028      $       6,913
9/30/97                            $       5,175   $       5,029      $       6,260
10/31/97                           $       5,314   $       5,180      $       6,233
11/30/97                           $       4,388   $       4,247      $       5,363
12/31/97                           $       3,612   $       3,514      $       4,635
1/31/98                            $       4,617   $       4,522      $       5,484
2/28/98                            $       4,985   $       4,863      $       5,672
3/31/98                            $       4,537   $       4,385      $       5,335
4/30/98                            $       4,309   $       4,211      $       5,172
5/31/98                            $       4,120   $       4,044      $       4,999
6/30/98                            $       4,219   $       4,099      $       5,055
7/31/98                            $       4,180   $       4,114      $       5,001
8/31/98                            $       3,732   $       3,688      $       4,623
9/30/98                            $       3,523   $       3,448      $       4,536
10/31/98                           $       3,971   $       3,959      $       5,143
11/30/98                           $       4,299   $       4,302      $       5,328
12/31/98                           $       4,220   $       4,352      $       5,503
1/31/99                            $       4,319   $       4,441      $       5,491
2/28/99                            $       4,150   $       4,392      $       5,321
3/31/99                            $       4,637   $       4,955      $       5,956
4/30/99                            $       5,115   $       5,317      $       6,239
5/31/99                            $       4,886   $       4,961      $       6,010
6/30/99                            $       5,354   $       5,590      $       6,469
7/31/99                            $       5,613   $       5,905      $       6,936
8/31/99                            $       5,722   $       6,200      $       7,248
9/30/99                            $       5,732   $       6,324      $       7,534
10/31/99                           $       5,632   $       6,294      $       7,529
11/30/99                           $       5,314   $       6,252      $       7,503
12/31/99                           $       4,856   $       5,795      $       7,263
1/31/2000                          $       4,906   $       5,882      $       7,207
2/29/2000                          $       4,657   $       5,799      $       6,948
3/31/2000                          $       5,334   $       6,271      $       7,500
4/30/2000                          $       4,767   $       5,602      $       6,939
5/31/2000                          $       4,996   $       5,814      $       7,016
6/30/2000                          $       5,732   $       6,666      $       7,758
7/31/2000                          $       5,036   $       5,707      $       6,774
8/31/2000                          $       5,414   $       6,342      $       7,318
9/30/2000                          $       5,175   $       5,889      $       7,025
10/31/2000                         $       4,648   $       5,302      $       6,438
11/30/2000                         $       4,787   $       5,399      $       6,420
12/31/2000                         $       4,409   $       4,863      $       5,966
1/31/2001                          $       4,379   $       4,813      $       5,896
2/28/2001                          $       4,469   $       4,898      $       5,807
3/31/2001                          $       4,419   $       4,699      $       5,649
4/30/2001                          $       4,967   $       5,332      $       6,259
5/31/2001                          $       5,016   $       5,293      $       6,300
6/30/2001                          $       4,977   $       5,150      $       6,092
7/31/2001                          $       4,608   $       4,708      $       5,711
8/31/2001                          $       4,728   $       4,772      $       5,719
9/30/2001                          $       4,310   $       4,342      $       5,314
10/31/2001                         $       4,439   $       4,442      $       5,359
11/30/2001                         $       4,140   $       4,269      $       5,118
12/31/2001                         $       3,673   $       3,752      $       4,648
1/31/2002                          $       3,473   $       3,498      $       4,333
2/28/2002                          $       3,752   $       3,679      $       4,561
3/31/2002                          $       3,951   $       3,917      $       4,786
4/30/2002                          $       4,111   $       4,175      $       5,047
5/31/2002                          $       4,519   $       4,612      $       5,551
6/30/2002                          $       4,319   $       4,409      $       5,355
7/31/2002                          $       4,270   $       4,269      $       5,170
8/31/2002                          $       4,210   $       4,168      $       5,079
9/30/2002                          $       4,090   $       3,992      $       4,921
10/31/2002                         $       3,772   $       3,579      $       4,557
11/30/2002                         $       3,742   $       3,605      $       4,584
12/31/2002                         $       3,712   $       3,523      $       4,549
1/31/2003                          $       3,722   $       3,502      $       4,457
2/28/2003                          $       3,991   $       3,678      $       4,650
3/31/2003                          $       4,031   $       3,593      $       4,631
4/30/2003                          $       4,210   $       3,705      $       4,759
5/31/2003                          $       4,478   $       3,873      $       4,953
6/30/2003                          $       4,837   $       4,307      $       5,321
7/31/2003                          $       4,896   $       4,357      $       5,400
8/31/2003                          $       5,324   $       4,906      $       5,920
9/30/2003                          $       5,672   $       5,250      $       6,409
10/31/2003                         $       5,901   $       5,639      $       6,712
11/30/2003                         $       5,533   $       5,251      $       6,365
12/31/2003                         $       5,861   $       5,624      $       6,800
1/31/2004                          $       6,150   $       5,828      $       6,945
2/29/2004                          $       6,190   $       5,811      $       6,934
3/31/2004                          $       7,453   $       6,840      $       8,182
4/30/2004                          $       7,205   $       6,619      $       7,891
5/31/2004                          $       6,856   $       6,289      $       7,584
6/30/2004                          $       7,523   $       6,948      $       8,205
7/31/2004                          $       7,045   $       6,378      $       7,626
8/31/2004                          $       7,155   $       6,443      $       7,673
9/30/2004                          $       6,986   $       6,232      $       7,469
10/31/2004                         $       7,125   $       6,347      $       7,596
11/30/2004                         $       7,344   $       6,622      $       7,904

AVERAGE ANNUAL       ONE      FIVE        FROM
TOTAL RETURN         YEAR     YEARS     8/9/1996
------------------------------------------------
                     32.73%   6.57%      -3.65%

- THE MSCI JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-JAPAN FOR COMPARISON PURPOSES

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Japan is courtesy of Citigroup Global Markets Inc. MSCI Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHARTS

[CHART]

THE PACIFIC RIM SMALL COMPANY SERIES VS.
MSCI PACIFIC RIM EX-JAPAN INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                                                         S&P/CITIGROUP
                                    THE PACIFIC RIM    MSCI PACIFIC RIM EX-JAPAN        EXTENDED MARKET
                                 SMALL COMPANY SERIES      INDEX (PRICE-ONLY)        INDEX PAC RIM EX-JAPAN
8/9/96                               $      10,000           $      10,000               $      10,000
8/30/96                              $      10,009           $      10,000               $      10,000
9/30/96                              $      10,167           $      10,114               $      10,212
10/31/96                             $      10,276           $      10,262               $      10,421
11/30/96                             $      10,592           $      10,796               $      11,086
12/31/96                             $      10,344           $      10,842               $      11,122
1/31/97                              $      10,563           $      11,049               $      11,146
2/28/97                              $      11,156           $      11,798               $      11,732
3/31/97                              $      10,661           $      11,219               $      11,210
4/30/97                              $      10,414           $      10,619               $      10,987
5/31/97                              $      10,800           $      11,070               $      11,438
6/30/97                              $      10,899           $      11,040               $      11,592
7/31/97                              $      10,850           $      10,944               $      11,593
8/31/97                              $      10,246           $       9,547               $      10,747
9/30/97                              $       9,791           $       9,236               $      10,476
10/31/97                             $       7,415           $       6,995               $       7,981
11/30/97                             $       6,593           $       6,343               $       7,328
12/31/97                             $       6,009           $       5,761               $       7,042
1/31/98                              $       5,385           $       5,097               $       6,313
2/28/98                              $       6,851           $       6,251               $       7,431
3/31/98                              $       6,623           $       6,016               $       7,177
4/30/98                              $       6,009           $       5,531               $       6,802
5/31/98                              $       5,237           $       4,863               $       6,087
6/30/98                              $       4,484           $       4,268               $       5,444
7/31/98                              $       4,188           $       4,144               $       5,295
8/31/98                              $       3,534           $       3,444               $       4,440
9/30/98                              $       3,772           $       3,790               $       4,986
10/31/98                             $       4,435           $       4,459               $       5,773
11/30/98                             $       5,039           $       4,869               $       6,210
12/31/98                             $       4,891           $       4,734               $       6,039
1/31/99                              $       4,881           $       4,806               $       5,968
2/28/99                              $       4,673           $       4,684               $       5,944
3/31/99                              $       4,851           $       4,966               $       6,347
4/30/99                              $       6,118           $       5,812               $       7,289
5/31/99                              $       6,504           $       5,645               $       7,009
6/30/99                              $       7,811           $       6,243               $       7,639
7/31/99                              $       7,603           $       6,244               $       7,623
8/31/99                              $       7,514           $       6,126               $       7,495
9/30/99                              $       7,396           $       5,921               $       7,415
10/31/99                             $       7,396           $       5,819               $       7,269
11/30/99                             $       7,802           $       6,087               $       7,696
12/31/99                             $       8,366           $       6,388               $       8,183
1/31/2000                            $       8,187           $       5,853               $       7,674
2/29/2000                            $       8,316           $       5,782               $       7,424
3/31/2000                            $       8,247           $       5,802               $       7,578
4/30/2000                            $       7,386           $       5,754               $       7,049
5/31/2000                            $       6,822           $       5,193               $       6,627
6/30/2000                            $       7,425           $       5,726               $       7,509
7/31/2000                            $       7,386           $       5,742               $       7,489
8/31/2000                            $       7,495           $       5,742               $       7,703
9/30/2000                            $       6,822           $       5,178               $       7,025
10/31/2000                           $       6,515           $       4,950               $       6,674
11/30/2000                           $       6,614           $       4,944               $       6,717
12/31/2000                           $       6,841           $       5,150               $       7,097
1/31/2001                            $       7,019           $       5,248               $       7,275
2/28/2001                            $       6,969           $       5,132               $       7,195
3/31/2001                            $       6,256           $       4,527               $       6,413
4/30/2001                            $       6,603           $       4,834               $       6,881
5/31/2001                            $       6,890           $       4,871               $       7,087
6/30/2001                            $       7,039           $       5,025               $       7,369
7/31/2001                            $       6,801           $       4,883               $       6,988
8/31/2001                            $       6,860           $       4,944               $       7,019
9/30/2001                            $       5,979           $       4,347               $       6,243
10/31/2001                           $       6,435           $       4,637               $       6,763
11/30/2001                           $       6,801           $       4,880               $       7,352
12/31/2001                           $       6,890           $       4,938               $       7,498
1/31/2002                            $       7,227           $       5,097               $       7,877
2/28/2002                            $       7,296           $       5,122               $       8,088
3/31/2002                            $       7,613           $       5,331               $       8,594
4/30/2002                            $       7,663           $       5,331               $       8,396
5/31/2002                            $       8,098           $       5,720               $       8,723
6/30/2002                            $       7,840           $       5,510               $       8,393
7/31/2002                            $       7,375           $       5,154               $       7,940
8/31/2002                            $       7,514           $       5,264               $       8,075
9/30/2002                            $       7,009           $       4,931               $       7,352
10/31/2002                           $       7,227           $       5,037               $       7,530
11/30/2002                           $       7,296           $       5,140               $       7,842
12/31/2002                           $       7,396           $       5,212               $       7,697
1/31/2003                            $       7,633           $       5,404               $       7,956
2/28/2003                            $       7,683           $       5,302               $       7,901
3/31/2003                            $       7,524           $       5,253               $       7,729
4/30/2003                            $       7,742           $       5,527               $       8,309
5/31/2003                            $       8,534           $       5,912               $       9,096
6/30/2003                            $       8,930           $       6,205               $       9,602
7/31/2003                            $       9,543           $       6,344               $       9,950
8/31/2003                            $      10,227           $       6,640               $      10,513
9/30/2003                            $      11,048           $       7,130               $      10,999
10/31/2003                           $      11,691           $       7,703               $      11,873
11/30/2003                           $      11,780           $       7,661               $      12,016
12/31/2003                           $      12,305           $       8,136               $      12,736
1/31/2004                            $      13,077           $       8,467               $      13,114
2/29/2004                            $      13,483           $       8,708               $      13,586
3/31/2004                            $      13,057           $       8,670               $      13,609
4/30/2004                            $      12,107           $       8,160               $      12,786
5/31/2004                            $      12,018           $       8,101               $      12,700
6/30/2004                            $      12,068           $       8,089               $      12,754
7/31/2004                            $      12,285           $       8,384               $      12,857
8/31/2004                            $      12,582           $       8,627               $      13,508
9/30/2004                            $      13,354           $       9,082               $      14,315
10/31/2004                           $      13,988           $       9,644               $      15,265
11/30/2004                           $      15,008           $      10,366               $      16,571

AVERAGE ANNUAL       ONE      FIVE        FROM
TOTAL RETURN         YEAR     YEARS    8/9/1996
                     27.40%   14.87%       5.63%

- THE MSCI PACIFIC RIM EX-JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EX-TENDED MARKET INDEX-PACIFIC RIM EX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Pacific Rim ex-Japan is courtesy of Citigroup Global Markets Inc. MSCI Pacific Rim ex-Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                  THE UNITED KINGDOM   MSCI UK SMALL       S&P/Citigroup
                                   SMALL COMPANY         CAP INDEX        EXTENDED MARKET
                                        SERIES          (PRICE-ONLY)    INDEX UNITED KINGDOM
8/9/96                              $      10,000      $      10,000       $      10,000
8/30/96                             $      10,240      $      10,308       $      10,000
9/30/96                             $      10,320      $      10,324       $      10,017
10/31/96                            $      10,819      $      10,799       $      10,526
11/30/96                            $      11,130      $      10,994       $      10,863
12/31/96                            $      11,549      $      11,311       $      11,235
1/31/97                             $      11,410      $      10,907       $      10,966
2/28/97                             $      11,800      $      11,306       $      11,354
3/31/97                             $      11,880      $      11,356       $      11,280
4/30/97                             $      11,690      $      11,184       $      11,066
5/31/97                             $      11,630      $      11,162       $      11,101
6/30/97                             $      11,511      $      11,281       $      11,153
7/31/97                             $      11,141      $      11,007       $      11,072
8/31/97                             $      11,431      $      11,269       $      11,354
9/30/97                             $      11,841      $      11,838       $      11,907
10/31/97                            $      12,262      $      12,087       $      12,039
11/30/97                            $      12,132      $      11,997       $      12,108
12/31/97                            $      12,012      $      11,971       $      12,139
1/31/98                             $      12,081      $      11,788       $      12,313
2/28/98                             $      12,541      $      12,452       $      13,103
3/31/98                             $      13,581      $      13,733       $      14,302
4/30/98                             $      13,631      $      13,947       $      14,560
5/31/98                             $      14,141      $      14,441       $      14,978
6/30/98                             $      13,631      $      13,938       $      14,353
7/31/98                             $      12,630      $      13,024       $      13,888
8/31/98                             $      11,370      $      11,371       $      12,466
9/30/98                             $      10,850      $      10,784       $      12,070
10/31/98                            $      10,610      $      10,940       $      12,423
11/30/98                            $      10,531      $      11,020       $      12,603
12/31/98                            $      10,720      $      11,135       $      12,675
1/31/99                             $      10,900      $      11,007       $      13,048
2/28/99                             $      11,260      $      11,283       $      13,324
3/31/99                             $      11,930      $      12,134       $      13,872
4/30/99                             $      12,731      $      13,189       $      14,734
5/31/99                             $      12,661      $      12,776       $      14,309
6/30/99                             $      12,981      $      12,941       $      14,524
7/31/99                             $      13,821      $      13,474       $      15,238
8/31/99                             $      14,271      $      13,862       $      15,241
9/30/99                             $      14,012      $      13,235       $      14,801
10/31/99                            $      13,832      $      12,829       $      14,538
11/30/99                            $      14,402      $      13,868       $      15,756
12/31/99                            $      15,272      $      14,955       $      16,885
1/31/2000                           $      15,723      $      14,688       $      16,337
2/29/2000                           $      15,392      $      15,479       $      16,784
3/31/2000                           $      15,172      $      15,218       $      16,645
4/30/2000                           $      13,883      $      13,926       $      15,793
5/31/2000                           $      13,302      $      13,110       $      14,893
6/30/2000                           $      14,413      $      14,084       $      15,926
7/31/2000                           $      14,513      $      14,135       $      16,039
8/31/2000                           $      14,793      $      14,420       $      16,322
9/30/2000                           $      14,822      $      13,790       $      15,576
10/31/2000                          $      14,142      $      13,151       $      15,080
11/30/2000                          $      13,511      $      12,669       $      14,020
12/31/2000                          $      14,611      $      13,539       $      15,258
1/31/2001                           $      14,910      $      14,196       $      15,312
2/28/2001                           $      14,271      $      13,679       $      14,788
3/31/2001                           $      13,161      $      12,475       $      13,541
4/30/2001                           $      13,841      $      13,558       $      14,329
5/31/2001                           $      14,042      $      13,860       $      14,589
6/30/2001                           $      13,522      $      13,296       $      14,029
7/31/2001                           $      13,142      $      12,848       $      13,747
8/31/2001                           $      13,563      $      13,375       $      13,995
9/30/2001                           $      11,523      $      10,624       $      11,983
10/31/2001                          $      12,043      $      11,237       $      12,437
11/30/2001                          $      12,853      $      12,267       $      13,135
12/31/2001                          $      13,383      $      12,661       $      13,731
1/31/2002                           $      13,023      $      11,963       $      13,249
2/28/2002                           $      13,153      $      11,960       $      13,367
3/31/2002                           $      13,813      $      12,811       $      14,332
4/30/2002                           $      14,424      $      13,246       $      14,624
5/31/2002                           $      14,584      $      13,043       $      14,739
6/30/2002                           $      14,003      $      12,226       $      14,059
7/31/2002                           $      12,994      $      10,849       $      12,806
8/31/2002                           $      13,013      $      10,911       $      12,805
9/30/2002                           $      11,912      $      10,119       $      11,674
10/31/2002                          $      11,853      $      10,096       $      11,997
11/30/2002                          $      12,253      $      10,261       $      12,244
12/31/2002                          $      12,224      $       9,944       $      12,020
1/31/2003                           $      11,934      $       9,177       $      11,412
2/28/2003                           $      11,534      $       8,894       $      11,027
3/31/2003                           $      11,434      $       8,847       $      10,951
4/30/2003                           $      12,515      $       9,958       $      12,284
5/31/2003                           $      14,015      $      11,377       $      13,659
6/30/2003                           $      14,815      $      11,730       $      13,978
7/31/2003                           $      15,405      $      12,436       $      14,545
8/31/2003                           $      16,055      $      13,003       $      14,926
9/30/2003                           $      16,686      $      13,308       $      15,364
10/31/2003                          $      17,636      $      14,354       $      16,709
11/30/2003                          $      17,726      $      14,449       $      16,925
12/31/2003                          $      18,717      $      15,233       $      17,908
1/31/2004                           $      20,107      $      16,507       $      18,916
2/29/2004                           $      21,278      $      17,617       $      20,076
3/31/2004                           $      20,987      $      17,476       $      19,948
4/30/2004                           $      20,237      $      16,831       $      19,249
5/31/2004                           $      20,267      $      16,757       $      19,569
6/30/2004                           $      20,957      $      17,281       $      20,017
7/31/2004                           $      20,187      $      16,450       $      19,338
8/31/2004                           $      20,047      $      16,193       $      19,319
9/30/2004                           $      20,617      $      16,663       $      20,078
10/31/2004                          $      21,268      $      17,269       $      20,578
11/30/2004                          $      22,988      $      18,644       $      22,330

AVERAGE ANNUAL       ONE      FIVE       FROM
TOTAL RETURN         YEAR     YEARS    8/9/1996
                     29.68%    9.80%      10.53%

- THE MSCI UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI UK Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX-UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                                      S&P/CITIGROUP
                                  THE CONTINENTAL    EUROPE EX-UK    EXTENDED MARKET
                                   SMALL COMPANY    SMALL CAP INDEX    INDEX EUROPE
                                    SERIES MSCI      (PRICE-ONLY)    EX-UNITED KINGDOM
8/9/96                             $      10,000   $      10,000      $      10,000
8/30/96                            $       9,900   $      10,000      $      10,000
9/30/96                            $       9,761   $      10,025      $       9,977
10/31/96                           $       9,940   $      10,112      $      10,032
11/30/96                           $      10,128   $      10,413      $      10,279
12/31/96                           $      10,326   $      10,687      $      10,461
1/31/97                            $      10,584   $      11,118      $      10,657
2/28/97                            $      10,604   $      11,105      $      10,763
3/31/97                            $      10,980   $      11,486      $      11,103
4/30/97                            $      10,683   $      11,061      $      10,873
5/31/97                            $      11,118   $      11,536      $      11,420
6/30/97                            $      11,504   $      11,889      $      11,807
7/31/97                            $      11,474   $      11,958      $      11,955
8/31/97                            $      11,296   $      11,808      $      11,487
9/30/97                            $      12,098   $      12,548      $      12,326
10/31/97                           $      11,752   $      12,030      $      11,841
11/30/97                           $      11,495   $      11,790      $      11,785
12/31/97                           $      11,585   $      11,847      $      11,979
1/31/98                            $      12,011   $      12,282      $      12,438
2/28/98                            $      12,912   $      13,164      $      13,488
3/31/98                            $      14,140   $      14,348      $      14,596
4/30/98                            $      14,704   $      14,855      $      14,986
5/31/98                            $      15,486   $      15,534      $      15,884
6/30/98                            $      15,080   $      14,783      $      15,498
7/31/98                            $      15,139   $      14,823      $      15,825
8/31/98                            $      13,565   $      12,702      $      13,676
9/30/98                            $      12,922   $      11,861      $      12,992
10/31/98                           $      13,298   $      12,388      $      13,757
11/30/98                           $      13,783   $      12,716      $      14,248
12/31/98                           $      13,911   $      12,782      $      14,758
1/31/99                            $      13,199   $      12,257      $      14,459
2/28/99                            $      12,951   $      11,974      $      13,941
3/31/99                            $      12,753   $      11,913      $      13,824
4/30/99                            $      13,129   $      12,431      $      14,277
5/31/99                            $      12,990   $      12,234      $      14,013
6/30/99                            $      13,080   $      12,197      $      14,221
7/31/99                            $      13,367   $      12,333      $      14,514
8/31/99                            $      13,457   $      12,418      $      14,737
9/30/99                            $      13,516   $      12,367      $      14,630
10/31/99                           $      13,317   $      12,147      $      14,559
11/30/99                           $      12,971   $      11,861      $      14,881
12/31/99                           $      13,585   $      12,661      $      16,542
1/31/2000                          $      13,356   $      12,932      $      16,123
2/29/2000                          $      14,227   $      13,767      $      17,491
3/31/2000                          $      14,267   $      13,593      $      17,258
4/30/2000                          $      13,544   $      12,868      $      16,164
5/31/2000                          $      13,950   $      12,954      $      16,156
6/30/2000                          $      14,494   $      13,194      $      16,721
7/31/2000                          $      14,187   $      13,119      $      16,556
8/31/2000                          $      14,207   $      13,131      $      16,619
9/30/2000                          $      13,930   $      12,839      $      15,744
10/31/2000                         $      13,306   $      12,180      $      14,935
11/30/2000                         $      13,315   $      11,960      $      14,324
12/31/2000                         $      14,226   $      12,564      $      15,337
1/31/2001                          $      14,621   $      13,249      $      15,650
2/28/2001                          $      14,384   $      12,708      $      14,820
3/31/2001                          $      13,255   $      11,495      $      13,331
4/30/2001                          $      13,740   $      11,983      $      14,066
5/31/2001                          $      13,573   $      11,719      $      13,663
6/30/2001                          $      13,167   $      11,097      $      12,994
7/31/2001                          $      13,345   $      10,989      $      12,926
8/31/2001                          $      13,443   $      10,891      $      12,750
9/30/2001                          $      11,731   $       9,245      $      10,766
10/31/2001                         $      12,077   $       9,839      $      11,378
11/30/2001                         $      12,591   $      10,577      $      12,061
12/31/2001                         $      12,699   $      10,663      $      12,207
1/31/2002                          $      12,710   $      10,666      $      12,020
2/28/2002                          $      12,898   $      10,716      $      12,144
3/31/2002                          $      13,561   $      11,365      $      12,975
4/30/2002                          $      14,104   $      11,628      $      13,182
5/31/2002                          $      14,669   $      11,785      $      13,492
6/30/2002                          $      14,669   $      11,487      $      13,130
7/31/2002                          $      13,520   $      10,258      $      11,589
8/31/2002                          $      13,342   $       9,989      $      11,427
9/30/2002                          $      11,946   $       8,717      $       9,930
10/31/2002                         $      12,313   $       9,237      $      10,607
11/30/2002                         $      12,996   $       9,742      $      11,277
12/31/2002                         $      13,234   $       9,509      $      11,061
1/31/2003                          $      13,145   $       9,378      $      10,769
2/28/2003                          $      12,759   $       8,966      $      10,312
3/31/2003                          $      12,680   $       8,903      $      10,277
4/30/2003                          $      14,263   $      10,142      $      11,661
5/31/2003                          $      15,718   $      11,078      $      12,676
6/30/2003                          $      15,976   $      11,222      $      12,856
7/31/2003                          $      16,540   $      11,603      $      13,358
8/31/2003                          $      16,906   $      11,936      $      13,747
9/30/2003                          $      17,776   $      12,605      $      14,298
10/31/2003                         $      18,875   $      13,654      $      15,324
11/30/2003                         $      19,865   $      14,375      $      16,123
12/31/2003                         $      21,102   $      15,118      $      17,051
1/31/2004                          $      22,121   $      15,873      $      17,675
2/29/2004                          $      22,864   $      16,407      $      18,159
3/31/2004                          $      22,398   $      15,783      $      17,797
4/30/2004                          $      22,131   $      15,478      $      17,703
5/31/2004                          $      22,379   $      15,445      $      17,944
6/30/2004                          $      23,052   $      15,963      $      18,398
7/31/2004                          $      22,309   $      15,307      $      17,712
8/31/2004                          $      22,448   $      15,351      $      17,772
9/30/2004                          $      23,616   $      16,201      $      18,634
10/31/2004                         $      24,507   $      16,881      $      19,247
11/30/2004                         $      27,130   $      18,741      $      21,010

AVERAGE ANNUAL       ONE     FIVE       FROM
TOTAL RETURN         YEAR    YEARS    8/9/1996
                     36.57%   15.68%      12.77%

- THE MSCI EUROPE EX-UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EUROPE EX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Europe ex-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI Europe ex-UK Small Cap Index is courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                                   MSCI Emerging
                                               The Emerging         Markets Free
                                              Markets Series     Index (price-only)
11/30/94                                       $       9,850       $      10,000
12/31/94                                       $       9,140       $       9,190
1/31/95                                        $       8,291       $       8,207
2/28/95                                        $       8,248       $       7,988
3/31/95                                        $       8,611       $       8,020
4/30/95                                        $       9,036       $       8,364
5/31/95                                        $       9,677       $       8,787
6/30/95                                        $       9,737       $       8,795
7/31/95                                        $      10,127       $       8,978
8/31/95                                        $       9,746       $       8,755
9/30/95                                        $       9,564       $       8,702
10/31/95                                       $       9,244       $       8,360
11/30/95                                       $       9,205       $       8,204
12/31/95                                       $       9,484       $       8,552
1/31/96                                        $      10,507       $       9,151
2/29/96                                        $      10,288       $       8,991
3/31/96                                        $      10,376       $       9,044
4/30/96                                        $      10,674       $       9,374
5/31/96                                        $      10,674       $       9,309
6/30/96                                        $      10,761       $       9,347
7/31/96                                        $       9,842       $       8,692
8/31/96                                        $      10,122       $       8,901
9/30/96                                        $      10,340       $       8,966
10/31/96                                       $      10,113       $       8,721
11/30/96                                       $      10,472       $       8,856
12/31/96                                       $      10,612       $       8,885
1/31/97                                        $      11,697       $       9,483
2/28/97                                        $      11,845       $       9,882
3/31/97                                        $      11,512       $       9,599
4/30/97                                        $      11,066       $       9,582
5/31/97                                        $      11,617       $       9,830
6/30/97                                        $      12,098       $      10,336
7/31/97                                        $      12,115       $      10,469
8/31/97                                        $      10,348       $       9,125
9/30/97                                        $      10,777       $       9,363
10/31/97                                       $       9,185       $       7,819
11/30/97                                       $       8,704       $       7,529
12/31/97                                       $       8,634       $       7,693
1/31/98                                        $       8,477       $       7,084
2/28/98                                        $       9,308       $       7,819
3/31/98                                        $       9,632       $       8,132
4/30/98                                        $       9,483       $       8,028
5/31/98                                        $       8,390       $       6,903
6/30/98                                        $       7,647       $       6,165
7/31/98                                        $       7,962       $       6,338
8/31/98                                        $       5,950       $       4,482
9/30/98                                        $       5,959       $       4,754
10/31/98                                       $       6,930       $       5,249
11/30/98                                       $       7,630       $       5,679
12/31/98                                       $       7,849       $       5,576
1/31/99                                        $       7,656       $       5,482
2/28/99                                        $       7,735       $       5,531
3/31/99                                        $       8,435       $       6,243
4/30/99                                        $       9,940       $       7,006
5/31/99                                        $       9,931       $       6,944
6/30/99                                        $      10,903       $       7,717
7/31/99                                        $      10,737       $       7,496
8/31/99                                        $      10,693       $       7,559
9/30/99                                        $      10,343       $       7,293
10/31/99                                       $      10,745       $       7,442
11/30/99                                       $      11,734       $       8,107
12/31/99                                       $      13,519       $       9,127
1/31/2000                                      $      13,309       $       9,164
2/29/2000                                      $      12,959       $       9,282
3/31/2000                                      $      13,038       $       9,313
4/30/2000                                      $      12,199       $       8,417
5/31/2000                                      $      11,525       $       8,051
6/30/2000                                      $      11,762       $       8,308
7/31/2000                                      $      11,070       $       7,871
8/31/2000                                      $      11,193       $       7,899
9/30/2000                                      $      10,388       $       7,199
10/31/2000                                     $       9,732       $       6,673
11/30/2000                                     $       9,119       $       6,086
12/31/2000                                     $       9,609       $       6,225
1/31/2001                                      $      10,598       $       7,068
2/28/2001                                      $       9,644       $       6,509
3/31/2001                                      $       8,690       $       5,840
4/30/2001                                      $       9,075       $       6,112
5/31/2001                                      $       9,137       $       6,165
6/30/2001                                      $       8,944       $       6,022
7/31/2001                                      $       8,638       $       5,626
8/31/2001                                      $       8,717       $       5,561
9/30/2001                                      $       7,290       $       4,688
10/31/2001                                     $       7,509       $       4,977
11/30/2001                                     $       8,340       $       5,491
12/31/2001                                     $       8,987       $       5,919
1/31/2002                                      $       9,486       $       6,112
2/28/2002                                      $       9,363       $       6,206
3/31/2002                                      $       9,766       $       6,554
4/30/2002                                      $       9,872       $       6,580
5/31/2002                                      $       9,618       $       6,458
6/30/2002                                      $       8,892       $       5,963
7/31/2002                                      $       8,463       $       5,494
8/31/2002                                      $       8,489       $       5,574
9/30/2002                                      $       7,596       $       4,962
10/31/2002                                     $       7,912       $       5,281
11/30/2002                                     $       8,515       $       5,639
12/31/2002                                     $       8,174       $       5,447
1/31/2003                                      $       8,165       $       5,416
2/28/2003                                      $       8,042       $       5,245
3/31/2003                                      $       7,911       $       5,077
4/30/2003                                      $       8,979       $       5,504
5/31/2003                                      $       9,636       $       5,882
6/30/2003                                      $      10,012       $       6,204
7/31/2003                                      $      10,214       $       6,575
8/31/2003                                      $      10,677       $       7,002
9/30/2003                                      $      11,159       $       7,041
10/31/2003                                     $      12,008       $       7,628
11/30/2003                                     $      11,894       $       7,707
12/31/2003                                     $      13,146       $       8,256
1/31/2004                                      $      13,399       $       8,525
2/29/2004                                      $      13,994       $       8,908
3/31/2004                                      $      14,091       $       8,989
4/30/2004                                      $      13,198       $       8,229
5/31/2004                                      $      13,049       $       8,041
6/30/2004                                      $      13,286       $       8,059
7/31/2004                                      $      13,277       $       7,890
8/31/2004                                      $      13,644       $       8,200
9/30/2004                                      $      14,415       $       8,655
10/31/2004                                     $      14,817       $       8,843
11/30/2004                                     $      16,112       $       9,658

AVERAGE ANNUAL        ONE     FIVE      TEN
TOTAL RETURN          YEAR    YEARS    YEARS
                      35.47%   6.43%     4.88%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
DECEMBER 2, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                               THE EMERGING        MSCI EMERGING
                                               MARKETS SMALL        MARKETS FREE
                                                 CAP SERIES      INDEX (PRICE-ONLY)
12/2/96                                        $      10,000       $      10,000
12/31/96                                       $       9,880       $      10,000
1/31/97                                        $      10,880       $      10,673
2/28/97                                        $      11,138       $      11,122
3/31/97                                        $      10,692       $      10,803
4/30/97                                        $      10,088       $      10,785
5/31/97                                        $      10,247       $      11,064
6/30/97                                        $      10,652       $      11,633
7/31/97                                        $      10,692       $      11,783
8/31/97                                        $       9,296       $      10,270
9/30/97                                        $       9,483       $      10,538
10/31/97                                       $       8,424       $       8,800
11/30/97                                       $       7,849       $       8,474
12/31/97                                       $       7,612       $       8,658
1/31/98                                        $       6,909       $       7,973
2/28/98                                        $       7,216       $       8,800
3/31/98                                        $       7,562       $       9,152
4/30/98                                        $       7,790       $       9,035
5/31/98                                        $       7,344       $       7,769
6/30/98                                        $       6,869       $       6,939
7/31/98                                        $       7,057       $       7,134
8/31/98                                        $       5,404       $       5,045
9/30/98                                        $       5,187       $       5,350
10/31/98                                       $       5,850       $       5,907
11/30/98                                       $       6,622       $       6,392
12/31/98                                       $       6,840       $       6,276
1/31/99                                        $       6,543       $       6,170
2/28/99                                        $       6,543       $       6,225
3/31/99                                        $       7,177       $       7,026
4/30/99                                        $       8,721       $       7,885
5/31/99                                        $       9,028       $       7,815
6/30/99                                        $      10,157       $       8,686
7/31/99                                        $      10,098       $       8,436
8/31/99                                        $      10,296       $       8,507
9/30/99                                        $      10,167       $       8,209
10/31/99                                       $      10,514       $       8,376
11/30/99                                       $      11,355       $       9,124
12/31/99                                       $      12,780       $      10,273
1/31/2000                                      $      13,037       $      10,314
2/29/2000                                      $      12,858       $      10,447
3/31/2000                                      $      12,818       $      10,481
4/30/2000                                      $      11,887       $       9,473
5/31/2000                                      $      11,224       $       9,061
6/30/2000                                      $      11,204       $       9,351
7/31/2000                                      $      10,838       $       8,859
8/31/2000                                      $      10,797       $       8,890
9/30/2000                                      $      10,115       $       8,102
10/31/2000                                     $       9,313       $       7,511
11/30/2000                                     $       8,709       $       6,850
12/31/2000                                     $       8,719       $       7,006
1/31/2001                                      $       9,204       $       7,955
2/28/2001                                      $       8,640       $       7,326
3/31/2001                                      $       7,917       $       6,573
4/30/2001                                      $       8,126       $       6,879
5/31/2001                                      $       8,215       $       6,939
6/30/2001                                      $       8,225       $       6,778
7/31/2001                                      $       8,076       $       6,332
8/31/2001                                      $       8,027       $       6,259
9/30/2001                                      $       6,790       $       5,277
10/31/2001                                     $       7,136       $       5,601
11/30/2001                                     $       7,878       $       6,180
12/31/2001                                     $       8,492       $       6,662
1/31/2002                                      $       9,145       $       6,879
2/28/2002                                      $       9,046       $       6,984
3/31/2002                                      $       9,621       $       7,376
4/30/2002                                      $       9,888       $       7,406
5/31/2002                                      $       9,819       $       7,268
6/30/2002                                      $       9,176       $       6,711
7/31/2002                                      $       8,750       $       6,184
8/31/2002                                      $       8,858       $       6,273
9/30/2002                                      $       7,849       $       5,585
10/31/2002                                     $       8,175       $       5,943
11/30/2002                                     $       8,809       $       6,346
12/31/2002                                     $       8,522       $       6,130
1/31/2003                                      $       8,680       $       6,095
2/28/2003                                      $       8,581       $       5,903
3/31/2003                                      $       8,522       $       5,714
4/30/2003                                      $       9,620       $       6,195
5/31/2003                                      $      10,352       $       6,620
6/30/2003                                      $      10,798       $       6,982
7/31/2003                                      $      11,025       $       7,400
8/31/2003                                      $      11,688       $       7,881
9/30/2003                                      $      12,133       $       7,925
10/31/2003                                     $      13,192       $       8,586
11/30/2003                                     $      13,460       $       8,674
12/31/2003                                     $      14,805       $       9,292
1/31/2004                                      $      15,251       $       9,595
2/29/2004                                      $      15,894       $      10,026
3/31/2004                                      $      16,161       $      10,117
4/30/2004                                      $      15,271       $       9,261
5/31/2004                                      $      14,637       $       9,051
6/30/2004                                      $      14,756       $       9,070
7/31/2004                                      $      14,865       $       8,880
8/31/2004                                      $      15,360       $       9,229
9/30/2004                                      $      16,211       $       9,741
10/31/2004                                     $      16,626       $       9,953
11/30/2004                                     $      18,200       $      10,870

AVERAGE ANNUAL        ONE    FIVE      FROM
TOTAL RETURN          YEAR   YEARS   12/2/1996
                      35.22%   9.67%      7.78%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE DFA ONE-YEAR FIXED INCOME SERIES VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX,
MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                    THE DFA                      MERRILL LYNCH   MERRILL LYNCH
                                   ONE-YEAR       THREE-MONTH      SIX-MONTH       ONE-YEAR
                                 FIXED INCOME     US TREASURY     US TREASURY     US TREASURY
                                    SERIES         BILL INDEX      BILL INDEX     NOTE INDEX
11/30/94                         $      10,000   $      10,000   $      10,000   $      10,000
12/31/94                         $      10,031   $      10,043   $      10,050   $      10,034
1/31/95                          $      10,126   $      10,108   $      10,100   $      10,134
2/28/95                          $      10,222   $      10,168   $      10,149   $      10,224
3/31/95                          $      10,286   $      10,220   $      10,200   $      10,283
4/30/95                          $      10,354   $      10,274   $      10,248   $      10,342
5/31/95                          $      10,465   $      10,336   $      10,302   $      10,435
6/30/95                          $      10,524   $      10,390   $      10,354   $      10,495
7/31/95                          $      10,580   $      10,443   $      10,404   $      10,546
8/31/95                          $      10,634   $      10,495   $      10,456   $      10,597
9/30/95                          $      10,682   $      10,539   $      10,502   $      10,642
10/31/95                         $      10,738   $      10,590   $      10,551   $      10,705
11/30/95                         $      10,790   $      10,642   $      10,599   $      10,769
12/31/95                         $      10,842   $      10,702   $      10,657   $      10,829
1/31/96                          $      10,892   $      10,755   $      10,706   $      10,897
2/29/96                          $      10,935   $      10,794   $      10,749   $      10,910
3/31/96                          $      10,984   $      10,831   $      10,789   $      10,940
4/30/96                          $      11,023   $      10,875   $      10,835   $      10,978
5/31/96                          $      11,060   $      10,920   $      10,883   $      11,017
6/30/96                          $      11,120   $      10,967   $      10,927   $      11,076
7/31/96                          $      11,172   $      11,015   $      10,977   $      11,118
8/31/96                          $      11,227   $      11,063   $      11,026   $      11,170
9/30/96                          $      11,294   $      11,121   $      11,078   $      11,246
10/31/96                         $      11,377   $      11,174   $      11,125   $      11,329
11/30/96                         $      11,445   $      11,223   $      11,173   $      11,385
12/31/96                         $      11,482   $      11,271   $      11,222   $      11,424
1/31/97                          $      11,539   $      11,320   $      11,274   $      11,480
2/28/97                          $      11,588   $      11,372   $      11,318   $      11,522
3/31/97                          $      11,607   $      11,417   $      11,366   $      11,551
4/30/97                          $      11,685   $      11,470   $      11,420   $      11,619
5/31/97                          $      11,742   $      11,532   $      11,478   $      11,691
6/30/97                          $      11,813   $      11,588   $      11,521   $      11,760
7/31/97                          $      11,894   $      11,641   $      11,573   $      11,845
8/31/97                          $      11,930   $      11,689   $      11,622   $      11,881
9/30/97                          $      12,002   $      11,748   $      11,676   $      11,944
10/31/97                         $      12,072   $      11,801   $      11,726   $      12,010
11/30/97                         $      12,110   $      11,844   $      11,772   $      12,045
12/31/97                         $      12,176   $      11,898   $      11,822   $      12,102
1/31/98                          $      12,249   $      11,959   $      11,878   $      12,180
2/28/98                          $      12,300   $      12,003   $      11,921   $      12,212
3/31/98                          $      12,365   $      12,062   $      11,977   $      12,274
4/30/98                          $      12,412   $      12,115   $      12,031   $      12,332
5/31/98                          $      12,481   $      12,168   $      12,081   $      12,382
6/30/98                          $      12,530   $      12,227   $      12,132   $      12,442
7/31/98                          $      12,603   $      12,285   $      12,185   $      12,500
8/31/98                          $      12,661   $      12,348   $      12,241   $      12,602
9/30/98                          $      12,720   $      12,422   $      12,304   $      12,705
10/31/98                         $      12,767   $      12,474   $      12,352   $      12,771
11/30/98                         $      12,825   $      12,508   $      12,393   $      12,772
12/31/98                         $      12,889   $      12,560   $      12,442   $      12,817
1/31/99                          $      12,940   $      12,608   $      12,487   $      12,863
2/28/99                          $      12,979   $      12,642   $      12,523   $      12,869
3/31/99                          $      13,036   $      12,700   $      12,574   $      12,948
4/30/99                          $      13,094   $      12,743   $      12,620   $      12,995
5/31/99                          $      13,121   $      12,787   $      12,669   $      13,030
6/30/99                          $      13,178   $      12,833   $      12,722   $      13,084
7/31/99                          $      13,221   $      12,889   $      12,774   $      13,138
8/31/99                          $      13,254   $      12,928   $      12,825   $      13,179
9/30/99                          $      13,327   $      12,991   $      12,883   $      13,247
10/31/99                         $      13,376   $      13,039   $      12,933   $      13,279
11/30/99                         $      13,442   $      13,084   $      12,985   $      13,307
12/31/99                         $      13,494   $      13,143   $      13,044   $      13,335
1/31/2000                        $      13,521   $      13,199   $      13,100   $      13,370
2/29/2000                        $      13,609   $      13,264   $      13,157   $      13,438
3/31/2000                        $      13,679   $      13,331   $      13,226   $      13,506
4/30/2000                        $      13,728   $      13,394   $      13,288   $      13,577
5/31/2000                        $      13,783   $      13,465   $      13,369   $      13,650
6/30/2000                        $      13,894   $      13,542   $      13,426   $      13,754
7/31/2000                        $      13,978   $      13,608   $      13,487   $      13,836
8/31/2000                        $      14,064   $      13,682   $      13,557   $      13,923
9/30/2000                        $      14,167   $      13,755   $      13,629   $      14,007
10/31/2000                       $      14,241   $      13,830   $      13,700   $      14,077
11/30/2000                       $      14,329   $      13,910   $      13,775   $      14,177
12/31/2000                       $      14,415   $      13,998   $      13,851   $      14,313
1/31/2001                        $      14,516   $      14,112   $      13,942   $      14,476
2/28/2001                        $      14,587   $      14,170   $      13,995   $      14,553
3/31/2001                        $      14,644   $      14,251   $      14,060   $      14,661
4/30/2001                        $      14,717   $      14,309   $      14,121   $      14,728
5/31/2001                        $      14,770   $      14,378   $      14,176   $      14,816
6/30/2001                        $      14,817   $      14,416   $      14,218   $      14,859
7/31/2001                        $      14,903   $      14,473   $      14,265   $      14,966
8/31/2001                        $      14,972   $      14,525   $      14,312   $      15,025
9/30/2001                        $      15,128   $      14,617   $      14,373   $      15,188
10/31/2001                       $      15,221   $      14,669   $      14,411   $      15,292
11/30/2001                       $      15,235   $      14,706   $      14,442   $      15,309
12/31/2001                       $      15,266   $      14,727   $      14,465   $      15,354
1/31/2002                        $      15,296   $      14,749   $      14,487   $      15,379
2/28/2002                        $      15,353   $      14,775   $      14,506   $      15,427
3/31/2002                        $      15,297   $      14,793   $      14,528   $      15,393
4/30/2002                        $      15,394   $      14,834   $      14,551   $      15,500
5/31/2002                        $      15,458   $      14,864   $      14,574   $      15,544
6/30/2002                        $      15,539   $      14,897   $      14,596   $      15,628
7/31/2002                        $      15,649   $      14,924   $      14,618   $      15,698
8/31/2002                        $      15,698   $      14,946   $      14,638   $      15,715
9/30/2002                        $      15,745   $      14,979   $      14,662   $      15,778
10/31/2002                       $      15,792   $      15,003   $      14,684   $      15,811
11/30/2002                       $      15,778   $      15,030   $      14,707   $      15,815
12/31/2002                       $      15,877   $      15,052   $      14,725   $      15,875
1/31/2003                        $      15,893   $      15,071   $      14,740   $      15,887
2/28/2003                        $      15,939   $      15,084   $      14,753   $      15,916
3/31/2003                        $      15,965   $      15,105   $      14,771   $      15,945
4/30/2003                        $      16,000   $      15,117   $      14,784   $      15,962
5/31/2003                        $      16,038   $      15,135   $      14,799   $      15,983
6/30/2003                        $      16,057   $      15,158   $      14,819   $      16,015
7/31/2003                        $      16,012   $      15,167   $      14,830   $      16,007
8/31/2003                        $      16,028   $      15,181   $      14,842   $      16,023
9/30/2003                        $      16,110   $      15,199   $      14,856   $      16,066
10/31/2003                       $      16,082   $      15,213   $      14,868   $      16,061
11/30/2003                       $      16,088   $      15,226   $      14,880   $      16,058
12/31/2003                       $      16,154   $      15,248   $      14,895   $      16,108
1/31/2004                        $      16,170   $      15,263   $      14,907   $      16,132
2/29/2004                        $      16,212   $      15,275   $      14,917   $      16,166
3/31/2004                        $      16,244   $      15,289   $      14,929   $      16,180
4/30/2004                        $      16,185   $      15,297   $      14,941   $      16,139
5/31/2004                        $      16,172   $      15,304   $      14,955   $      16,137
6/30/2004                        $      16,159   $      15,310   $      14,965   $      16,133
7/31/2004                        $      16,212   $      15,336   $      14,983   $      16,170
8/31/2004                        $      16,283   $      15,362   $      15,001   $      16,217
9/30/2004                        $      16,274   $      15,378   $      15,021   $      16,212
10/31/2004                       $      16,314   $      15,398   $      15,040   $      16,239
11/30/2004                       $      16,282   $      15,412   $      15,061   $      16,215

AVERAGE ANNUAL           ONE         FIVE        TEN
TOTAL RETURN             YEAR        YEARS      YEARS
                           1.21%       3.91%       5.01%

- THE SIX MONTH US TREASURY BILL INDEX AND THE ONE-YEAR US TREASURY NOTE INDEX ARE REPLACING THE THREE-MONTH US TREASURY BILL INDEX FOR COMPARISON PURPOSE.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

US Treasury instrument indices courtesy of Merrill Lynch.

[CHART]

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS. MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX

FEBRUARY 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,0 00

                                                 MERRILL LYNCH
                                 THE DFA TWO-      1-3 YEAR
                                  YEAR GLOBAL     GOVERNMENT/
                                 FIXED INCOME      CORPORATE
                                    SERIES           INDEX
2/9/96                           $      10,000
2/29/96                          $      10,000   $      10,000
3/31/96                          $      10,047   $       9,993
4/30/96                          $      10,097   $      10,002
5/31/96                          $      10,148   $      10,023
6/30/96                          $      10,188   $      10,096
7/31/96                          $      10,260   $      10,137
8/31/96                          $      10,361   $      10,172
9/30/96                          $      10,439   $      10,265
10/31/96                         $      10,531   $      10,381
11/30/96                         $      10,602   $      10,461
12/31/96                         $      10,647   $      10,462
1/31/97                          $      10,720   $      10,511
2/28/97                          $      10,762   $      10,536
3/31/97                          $      10,766   $      10,534
4/30/97                          $      10,830   $      10,620
5/31/97                          $      10,904   $      10,694
6/30/97                          $      10,982   $      10,767
7/31/97                          $      11,036   $      10,887
8/31/97                          $      11,079   $      10,898
9/30/97                          $      11,149   $      10,981
10/31/97                         $      11,192   $      11,061
11/30/97                         $      11,236   $      11,087
12/31/97                         $      11,287   $      11,163
1/31/98                          $      11,378   $      11,271
2/28/98                          $      11,423   $      11,282
3/31/98                          $      11,490   $      11,331
4/30/98                          $      11,524   $      11,385
5/31/98                          $      11,593   $      11,448
6/30/98                          $      11,645   $      11,507
7/31/98                          $      11,704   $      11,562
8/31/98                          $      11,784   $      11,698
9/30/98                          $      11,854   $      11,850
10/31/98                         $      11,912   $      11,902
11/30/98                         $      11,965   $      11,890
12/31/98                         $      12,034   $      11,936
1/31/99                          $      12,093   $      11,987
2/28/99                          $      12,140   $      11,935
3/31/99                          $      12,207   $      12,022
4/30/99                          $      12,254   $      12,064
5/31/99                          $      12,278   $      12,057
6/30/99                          $      12,327   $      12,094
7/31/99                          $      12,351   $      12,127
8/31/99                          $      12,400   $      12,159
9/30/99                          $      12,467   $      12,241
10/31/99                         $      12,492   $      12,277
11/30/99                         $      12,544   $      12,304
12/31/99                         $      12,608   $      12,326
1/31/2000                        $      12,633   $      12,323
2/29/2000                        $      12,710   $      12,406
3/31/2000                        $      12,767   $      12,479
4/30/2000                        $      12,818   $      12,508
5/31/2000                        $      12,857   $      12,553
6/30/2000                        $      12,939   $      12,690
7/31/2000                        $      13,005   $      12,776
8/31/2000                        $      13,083   $      12,874
9/30/2000                        $      13,176   $      12,975
10/31/2000                       $      13,242   $      13,036
11/30/2000                       $      13,333   $      13,164
12/31/2000                       $      13,431   $      13,322
1/31/2001                        $      13,527   $      13,500
2/28/2001                        $      13,583   $      13,589
3/31/2001                        $      13,647   $      13,709
4/30/2001                        $      13,703   $      13,747
5/31/2001                        $      13,759   $      13,835
6/30/2001                        $      13,801   $      13,888
7/31/2001                        $      13,886   $      14,057
8/31/2001                        $      13,970   $      14,146
9/30/2001                        $      14,139   $      14,369
10/31/2001                       $      14,267   $      14,511
11/30/2001                       $      14,252   $      14,474
12/31/2001                       $      14,267   $      14,482
1/31/2002                        $      14,309   $      14,513
2/28/2002                        $      14,367   $      14,577
3/31/2002                        $      14,289   $      14,485
4/30/2002                        $      14,418   $      14,644
5/31/2002                        $      14,490   $      14,720
6/30/2002                        $      14,593   $      14,834
7/31/2002                        $      14,750   $      14,989
8/31/2002                        $      14,808   $      15,061
9/30/2002                        $      14,880   $      15,185
10/31/2002                       $      14,938   $      15,214
11/30/2002                       $      14,909   $      15,209
12/31/2002                       $      15,035   $      15,364
1/31/2003                        $      15,050   $      15,386
2/28/2003                        $      15,109   $      15,464
3/31/2003                        $      15,139   $      15,498
4/30/2003                        $      15,185   $      15,552
5/31/2003                        $      15,244   $      15,636
6/30/2003                        $      15,267   $      15,669
7/31/2003                        $      15,177   $      15,575
8/31/2003                        $      15,177   $      15,589
9/30/2003                        $      15,322   $      15,748
10/31/2003                       $      15,262   $      15,690
11/30/2003                       $      15,262   $      15,690
12/31/2003                       $      15,344   $      15,789
1/31/2004                        $      15,375   $      15,828
2/29/2004                        $      15,451   $      15,909
3/31/2004                        $      15,493   $      15,965
4/30/2004                        $      15,355   $      15,811
5/31/2004                        $      15,324   $      15,785
6/30/2004                        $      15,313   $      15,785
7/31/2004                        $      15,375   $      15,855
8/31/2004                        $      15,467   $      15,974
9/30/2004                        $      15,464   $      15,964
10/31/2004                       $      15,495   $      16,017
11/30/2004                       $      15,449   $      15,940

AVERAGE ANNUAL           ONE         FIVE       FROM
TOTAL RETURN             YEAR        YEAR      2/9/1996
                           1.22%       4.26%       5.06%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                              BEGINNING        ENDING                         EXPENSES
                                               ACCOUNT         ACCOUNT        ANNUALIZED        PAID
                                                VALUE           VALUE          EXPENSE         DURING
                                               6/1/04         11/30/04          RATIO          PERIOD*
                                           -------------   -------------      ----------    -------------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,056.20            0.05%   $        0.26
Hypothetical 5% Return                     $    1,000.00   $    1,024.75            0.05%   $        0.25

THE ENHANCED U.S. LARGE COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,056.20            0.17%   $        0.87
Hypothetical 5% Return                     $    1,000.00   $    1,024.15            0.17%   $        0.86

                                              BEGINNING        ENDING                         EXPENSES
                                               ACCOUNT         ACCOUNT        ANNUALIZED        PAID
                                                VALUE           VALUE          EXPENSE         DURING
                                               6/1/04         11/30/04          RATIO          PERIOD*
                                           -------------   -------------      ----------    -------------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,108.10            0.14%   $        0.74
Hypothetical 5% Return                     $    1,000.00   $    1,024.30            0.14%   $        0.71

THE U.S. SMALL XM VALUE SERIES
Actual Fund Return                         $    1,000.00   $    1,152.70            0.12%   $        0.65
Hypothetical 5% Return                     $    1,000.00   $    1,024.40            0.12%   $        0.61

THE U.S. SMALL CAP VALUE SERIES
Actual Fund Return                         $    1,000.00   $    1,161.30            0.07%   $        0.38
Hypothetical 5% Return                     $    1,000.00   $    1,024.65            0.07%   $        0.35

THE U.S. SMALL CAP SERIES
Actual Fund Return                         $    1,000.00   $    1,112.30            0.25%   $        1.32
Hypothetical 5% Return                     $    1,000.00   $    1,023.75            0.25%   $        1.26

THE U.S. MICRO CAP SERIES
Actual Fund Return                         $    1,000.00   $    1,111.10            0.15%   $        0.79
Hypothetical 5% Return                     $    1,000.00   $    1,024.25            0.15%   $        0.76

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                         $    1,000.00   $    1,169.50            0.28%   $        1.52
Hypothetical 5% Return                     $    1,000.00   $    1,023.60            0.28%   $        1.42

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,071.10            0.26%   $        1.35
Hypothetical 5% Return                     $    1,000.00   $    1,023.70            0.26%   $        1.32

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,248.80            0.30%   $        1.69
Hypothetical 5% Return                     $    1,000.00   $    1,023.50            0.30%   $        1.52

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,134.30            0.26%   $        1.39
Hypothetical 5% Return                     $    1,000.00   $    1,023.70            0.26%   $        1.32

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,212.30            0.25%   $        1.38
Hypothetical 5% Return                     $    1,000.00   $    1,023.75            0.25%   $        1.26

THE EMERGING MARKETS SERIES
Actual Fund Return                         $    1,000.00   $    1,234.70            0.30%   $        1.68
Hypothetical 5% Return                     $    1,000.00   $    1,023.50            0.30%   $        1.52

                                              BEGINNING        ENDING                         EXPENSES
                                               ACCOUNT         ACCOUNT        ANNUALIZED        PAID
                                                VALUE           VALUE          EXPENSE         DURING
                                               6/1/04         11/30/04          RATIO          PERIOD*
                                           -------------   -------------      ----------    -------------
THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                         $    1,000.00   $    1,243.40            0.48%   $        2.69
Hypothetical 5% Return                     $    1,000.00   $    1,022.60            0.48%   $        2.43

THE DFA ONE-YEAR FIXED INCOME SERIES
Actual Fund Return                         $    1,000.00   $    1,006.80            0.09%   $        0.45
Hypothetical 5% Return                     $    1,000.00   $    1,024.55            0.09%   $        0.46

THE DFA TWO-YEAR GLOBAL FIXED INCOME
SERIES
Actual Fund Return                         $    1,000.00   $    1,008.10            0.11%   $        0.55
Hypothetical 5% Return                     $    1,000.00   $    1,024.45            0.11%   $        0.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                          THE U.S. LARGE COMPANY SERIES

Financials                                                                 20.0%
Information Technology                                                     16.3
Health Care                                                                12.4
Industrials                                                                11.9
Consumer Discretionary                                                     11.4
Consumer Staples                                                           10.5
Energy                                                                      7.5
Telecommunication Services                                                  3.3
Materials                                                                   3.2
Utilities                                                                   3.0
REITS                                                                       0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                     THE ENHANCED U.S. LARGE COMPANY SERIES

Corporate                                                                  28.2%
Foreign Government                                                         22.4
Government                                                                 21.2
Foreign Corporate                                                          19.2
Supranational                                                               9.0
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                     30.2%
Financials                                                                 25.4
Industrials                                                                 9.4
Energy                                                                      8.3
Materials                                                                   6.8
Information Technology                                                      5.8
Health Care                                                                 5.2
Consumer Staples                                                            4.8
Telecommunication Services                                                  3.6
Utilities                                                                   0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. SMALL XM VALUE SERIES

Consumer Discretionary                                                     19.5%
Financials                                                                 18.2
Industrials                                                                16.7
Information Technology                                                     15.6
Energy                                                                      9.7
Materials                                                                   9.7
Health Care                                                                 4.7
Consumer Staples                                                            4.1
Utilities                                                                   1.0
Telecommunication Services                                                  0.5
Other                                                                       0.3
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. SMALL CAP VALUE SERIES

Industrials                                                                22.0%
Consumer Discretionary                                                     20.7
Financials                                                                 14.3
Information Technology                                                     11.5
Materials                                                                  10.8
Energy                                                                      9.3
Health Care                                                                 5.8
Consumer Staples                                                            3.9
Telecommunication Services                                                  0.6
Other                                                                       0.6
Utilities                                                                   0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                            THE U.S. SMALL CAP SERIES

Information Technology                                                     20.7%
Consumer Discretionary                                                     16.5
Industrials                                                                15.6
Health Care                                                                14.8
Financials                                                                 13.1
Materials                                                                   6.3
Energy                                                                      5.8
Consumer Staples                                                            3.4
Utilities                                                                   2.6
Telecommunication Services                                                  1.0
Other                                                                       0.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                            THE U.S. MICRO CAP SERIES

Information Technology                                                     21.1%
Industrials                                                                17.0
Consumer Discretionary                                                     16.9
Health Care                                                                16.2
Financials                                                                 12.4
Energy                                                                      5.2
Materials                                                                   4.0
Consumer Staples                                                            4.0
Utilities                                                                   1.5
Telecommunication Services                                                  1.1
Other                                                                       0.6
                                                                          -----
                                                                          100.0%
                                                                          =====

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                 36.5%
Consumer Discretionary                                                     17.0
Materials                                                                  13.7
Industrials                                                                12.2
Telecommunication Service                                                   5.6
Consumer Staples                                                            4.5
Utilities                                                                   3.5
Energy                                                                      3.3
Health Care                                                                 2.0
Information Technology                                                      1.7
                                                                          -----
                                                                          100.0%
                                                                          =====

                        THE JAPANESE SMALL COMPANY SERIES

Industrials                                                                27.9%
Consumer Discretionary                                                     22.2
Information Technology                                                     11.5
Materials                                                                  11.4
Financials                                                                 10.7
Consumer Staples                                                           10.6
Health Care                                                                 3.7
Energy                                                                      1.3
Utilities                                                                   0.7
                                                                          -----
                                                                          100.0%
                                                                          =====

                      THE PACIFIC RIM SMALL COMPANY SERIES

Industrials                                                                20.8%
Consumer Discretionary                                                     20.6
Financials                                                                 15.2
Materials                                                                  14.6
Information Technology                                                      8.8
Health Care                                                                 7.4
Consumer Staples                                                            5.5
Energy                                                                      3.7
Utilities                                                                   2.0
Telecommunication Service                                                   1.4
                                                                          -----
                                                                          100.0%
                                                                          =====

                     THE UNITED KINGDOM SMALL COMPANY SERIES

Industrials                                                                29.1%
Consumer Discretionary                                                     25.1
Financials                                                                 14.1
Information Technology                                                     10.5
Consumer Staples                                                            6.9
Energy                                                                      4.1
Materials                                                                   4.1
Health Care                                                                 3.9
Telecommunication Service                                                   1.2
Utilities                                                                   1.0
                                                                          -----
                                                                          100.0%
                                                                          =====

                      THE CONTINENTAL SMALL COMPANY SERIES

Industrials                                                                24.9%
Consumer Discretionary                                                     18.1
Financials                                                                 18.0
Materials                                                                  10.0
Information Technology                                                      8.8
Consumer Staples                                                            7.3
Health Care                                                                 6.1
Energy                                                                      3.3
Utilities                                                                   2.7
Telecommunication Service                                                   0.8
                                                                          -----
                                                                          100.0%
                                                                          =====

                           THE EMERGING MARKETS SERIES

Financials                                                                 25.6%
Telecommunication Service                                                  17.4
Materials                                                                  16.6
Consumer Staples                                                           10.5
Consumer Discretionary                                                      7.4
Information Technology                                                      7.1
Industrials                                                                 6.1
Utilities                                                                   4.0
Energy                                                                      3.1
Health Care                                                                 2.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                      THE EMERGING MARKETS SMALL CAP SERIES

Consumer Discretionary                                                     19.2%
Materials                                                                  19.1
Industrials                                                                15.4
Financials                                                                 14.6
Consumer Staples                                                           11.8
Information Technology                                                      8.8
Health Care                                                                 3.8
Telecommunication Service                                                   3.5
Utilities                                                                   2.6
Energy                                                                      1.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                      THE DFA ONE-YEAR FIXED INCOME SERIES

Corporate                                                                  32.4%
Foreign Corporate                                                          22.2
Government                                                                 19.4
Foreign Government                                                         15.9
Supranational                                                              10.1
                                                                          -----
                                                                          100.0%
                                                                          =====

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

Government                                                                 38.3%
Foreign Government                                                         23.7
Foreign Corporate                                                          16.5
Supranational                                                              13.8
Corporate                                                                   7.7
                                                                          -----
                                                                          100.0%
                                                                          =====

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (88.1%)
   3M Co.                                                              244,500   $    19,459,755
   Abbott Laboratories                                                 487,600        20,459,696
   Ace, Ltd.                                                            88,700         3,585,254
 * ADC Telecommunications, Inc.                                        252,600           593,610
 # Adobe Systems, Inc.                                                  74,900         4,535,944
 * Advanced Micro Devices, Inc.                                        110,900         2,359,952
 * AES Corp.                                                           201,900         2,471,256
   Aetna, Inc.                                                          48,000         5,688,480
 * Affiliated Computer Services, Inc.
     Class A                                                            40,000         2,367,200
   AFLAC, Inc.                                                         158,400         5,959,008
 * Agilent Technologies, Inc.                                          151,700         3,472,413
   Air Products & Chemicals, Inc.                                       71,000         4,064,750
   Alberto-Culver Co. Class B                                           28,300         1,310,290
 # Albertson's, Inc.                                                   114,900         2,906,970
 # Alcoa, Inc.                                                         271,700         9,232,366
 * Allegheny Energy, Inc.                                               42,800           819,192
   Allegheny Technologies, Inc.                                         29,800           655,600
   Allergan, Inc.                                                       41,100         3,020,850
*# Allied Waste Industries, Inc.                                        99,400           903,546
   Allstate Corp.                                                      216,400        10,928,200
   Alltel Corp.                                                         96,300         5,459,247
 * Altera Corp.                                                        116,100         2,633,148
 # Altria Group, Inc.                                                  640,800        36,839,592
   AMBAC Financial Group, Inc.                                          33,900         2,757,087
   Amerada Hess Corp.                                                   28,500         2,532,225
 # Ameren Corp.                                                         60,700         2,939,094
   American Electric Power Co., Inc.                                   123,600         4,223,412
   American Express Co.                                                396,000        22,061,160
   American International Group, Inc.                                  813,800        51,554,230
   American Power Conversion Corp.                                      62,600         1,323,364
 * American Standard Companies, Inc.                                    66,800         2,601,192
 # AmerisourceBergen Corp.                                              35,100         2,068,794
*# Amgen, Inc.                                                         395,400        23,739,816
   AmSouth Bancorporation                                              110,500         2,865,265
   Anadarko Petroleum Corp.                                             78,200         5,442,720
 # Analog Devices, Inc.                                                118,200         4,367,490
 * Andrew Corp.                                                         50,200           712,840
   Anheuser-Busch Companies, Inc.                                      250,200        12,532,518
*# Anthem, Inc.                                                         43,600         4,417,988
 # AON Corp.                                                            98,600         2,082,432
   Apache Corp.                                                        101,800         5,503,308
 # Apartment Investment & Management
     Co. Class A                                                        29,600         1,076,552
*# Apollo Group, Inc. Class A                                           60,200         4,797,940
 * Apple Computer, Inc.                                                121,200         8,126,460
   Applera Corp. - Applied Biosystems
     Group                                                              63,000         1,291,500
 * Applied Materials, Inc.                                             530,400         8,825,856
 * Applied Micro Circuits Corp.                                         97,800           359,904
   Archer-Daniels-Midland Co.                                          203,300         4,309,960
   Ashland, Inc.                                                        22,200         1,313,130
 # AT&T Corp.                                                          248,200         4,542,060
   Autodesk, Inc.                                                       35,500         2,322,055
   Automatic Data Processing, Inc.                                     182,500         8,309,225
 * AutoNation, Inc.                                                     83,300         1,542,716
*# Autozone, Inc.                                                       26,000         2,225,600
*# Avaya, Inc.                                                         141,400   $     2,321,788
   Avery Dennison Corp.                                                 34,500         2,023,770
 # Avon Products, Inc.                                                 147,700         5,544,658
 # Baker Hughes, Inc.                                                  104,200         4,619,186
   Ball Corp.                                                           35,100         1,570,023
   Bank of America Corp.                                             1,270,500        58,786,035
   Bank of New York Co., Inc.                                          243,000         7,997,130
 # Bard (C.R.), Inc.                                                    32,700         1,959,057
 # Bausch & Lomb, Inc.                                                  16,600           977,408
   Baxter International, Inc.                                          192,000         6,076,800
   BB&T Corp.                                                          173,200         7,352,340
   Bear Stearns Companies, Inc.                                         32,200         3,142,076
   Becton Dickinson & Co.                                               78,300         4,289,274
*# Bed Bath and Beyond, Inc.                                            93,900         3,749,239
   BellSouth Corp.                                                     571,800        15,335,676
   Bemis Co., Inc.                                                      33,400           929,856
   Best Buy Co., Inc.                                                  101,500         5,722,570
*# Big Lots, Inc.                                                       36,000           417,600
 * Biogen Idec, Inc.                                                   105,700         6,202,476
 # Biomet, Inc.                                                         79,300         3,796,091
 # BJ Services, Co.                                                     50,400         2,553,768
   Black & Decker Corp.                                                 25,000         2,102,250
 * BMC Software, Inc.                                                   69,700         1,295,026
   Boeing Co.                                                          262,200        14,046,054
*# Boston Scientific Corp.                                             263,000         9,155,030
   Bristol-Myers Squibb Co.                                            607,600        14,278,600
*# Broadcom Corp.                                                      100,600         3,271,512
   Brown-Forman Corp. Class B                                           37,900         1,819,958
   Brunswick Corp.                                                      29,900         1,459,718
   Burlington Northern Santa Fe Corp.                                  116,300         5,238,152
 # Burlington Resources, Inc.                                          123,300         5,722,353
*# Calpine Corp.                                                       166,300           645,244
   Campbell Soup Co.                                                   128,200         3,657,546
   Capital One Financial Corp.                                          75,400         5,924,932
   Cardinal Health, Inc.                                               134,400         7,026,432
 * Caremark Rx, Inc.                                                   145,500         5,203,080
   Carnival Corp.                                                      197,700        10,480,077
 # Caterpillar, Inc.                                                   107,000         9,795,850
   Cendant Corp.                                                       329,700         7,474,299
   CenterPoint Energy, Inc.                                             96,100         1,072,476
 # Centex Corp.                                                         38,600         2,025,342
   CenturyTel, Inc.                                                     42,200         1,389,224
   ChevronTexaco Corp.                                                 665,300        36,325,380
 * Chiron Corp.                                                         58,600         1,908,602
   Chubb Corp.                                                          59,700         4,549,737
 * CIENA Corp.                                                         177,800           453,390
   CIGNA Corp.                                                          43,000         3,010,860
   Cincinnati Financial Corp.                                           52,600         2,356,480
   Cinergy Corp.                                                        56,400         2,334,396
   Cintas Corp.                                                         53,500         2,392,520
   Circuit City Stores, Inc.                                            62,100           968,139
 * Cisco Sytems, Inc.                                                2,111,900        39,513,649
   CIT Group, Inc.                                                      65,800         2,812,950
   Citigroup, Inc.                                                   1,618,000        72,405,500
 # Citizens Communications Co.                                         103,600         1,481,480
 * Citrix Systems, Inc.                                                 52,800         1,246,608
   Clear Channel Communications, Inc.                                  184,300         6,207,224
   Clorox Co.                                                           66,500         3,665,480

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
                                                                        SHARES            VALUE+
                                                                        ------            ------
 * CMS Energy Corp.                                                     59,300   $       604,860
 * Coach, Inc.                                                          58,800         2,930,592
   Coca-Cola Co.                                                       757,800        29,789,118
   Coca-Cola Enterprises, Inc.                                         146,500         3,047,200
   Colgate-Palmolive Co.                                               165,900         7,629,741
 * Comcast Corp. Class A                                               698,000        20,967,920
   Comerica, Inc.                                                       53,500         3,290,250
 # Computer Associates International,
     Inc.                                                              182,800         5,580,884
*# Computer Sciences Corp.                                              58,900         3,186,490
 * Compuware Corp.                                                     120,600           695,862
 * Comverse Technology, Inc.                                            61,100         1,299,597
   ConAgra, Inc.                                                       165,000         4,463,250
   ConocoPhillips                                                      215,100        19,571,949
   Consolidated Edison, Inc.                                            75,400         3,306,290
   Constellation Energy Group                                           54,800         2,394,760
 * Convergys Corp.                                                      44,500           661,715
   Cooper Industries, Ltd.                                              29,600         1,962,776
 # Cooper Tire & Rubber Co.                                             23,400           477,828
   Coors (Adolph) Co. Class B                                           11,700           876,330
 * Corning, Inc.                                                       435,300         5,476,074
   Costco Wholesale Corp.                                              144,000         6,998,400
   Countrywide Financial Corp.                                         175,900         5,841,639
   Crane Co.                                                            18,400           556,784
   CSX Corp.                                                            67,100         2,558,523
   Cummins, Inc.                                                        13,800         1,098,756
   CVS Corp.                                                           124,700         5,657,639
   Dana Corp.                                                           46,600           761,910
   Danaher Corp.                                                        96,300         5,477,544
   Darden Restaurants, Inc.                                             49,300         1,343,918
   Deere & Co.                                                          77,500         5,559,075
*# Dell, Inc.                                                          779,800        31,597,496
 # Delphi Corp.                                                        175,300         1,577,700
*# Delta Air Lines, Inc.                                                39,200           273,224
   Deluxe Corp.                                                         15,600           616,824
   Devon Energy Corp.                                                  151,000         6,254,420
   Dillards, Inc. Class A                                               26,100           657,198
 # Disney (Walt) Co.                                                   641,700        17,248,896
   Dollar General Corp.                                                102,600         2,026,350
   Dominion Resources, Inc.                                            103,100         6,749,957
   Donnelley (R.R.) & Sons Co.                                          68,400         2,373,480
   Dover Corp.                                                          63,500         2,568,575
 # Dow Chemical Co.                                                    293,400        14,807,898
   Dow Jones & Co., Inc.                                                25,600         1,094,400
   DTE Energy Co.                                                       54,300         2,382,684
 # Duke Energy Corp.                                                   292,900         7,404,512
 # DuPont (E.I.) de Nemours & Co., Inc.                                311,700        14,126,244
*# Dynegy, Inc.                                                        118,500           669,525
 * E*TRADE Financial Corp.                                             116,600         1,616,076
 # Eastman Chemical Co.                                                 24,300         1,321,434
   Eastman Kodak Co.                                                    89,500         2,927,545
   Eaton Corp.                                                          47,300         3,188,020
*# eBay, Inc.                                                          206,500        23,220,925
   Ecolab, Inc.                                                         80,400         2,812,392
 # Edison International                                                101,800         3,247,420
 # El Paso Corp.                                                       200,200         2,090,088
*# Electronic Arts, Inc.                                                94,800         4,635,720
   Electronic Data Systems Corp.                                       160,000         3,592,000
 * EMC Corp.                                                           751,100        10,079,762
   Emerson Electric Co.                                                131,200         8,766,784
   Engelhard Corp.                                                      38,800         1,159,732
   Entergy Corp.                                                        70,900   $     4,595,738
 # EOG Resources, Inc.                                                  36,800         2,762,576
 # Equifax, Inc.                                                        42,500         1,173,850
   Equity Office Properties Trust                                      125,800         3,453,210
   Equity Residential                                                   87,700         2,956,367
   Exelon Corp.                                                        206,200         8,600,602
*# Express Scripts, Inc.                                                24,200         1,741,432
   Exxon Mobil Corp.                                                 2,031,900       104,134,875
   Family Dollar Stores, Inc.                                           52,600         1,541,180
   Federal Home Loan Mortgage
     Corporation                                                       214,600        14,648,596
   Federal National Mortgage
     Association                                                       302,300        20,768,010
   Federated Department Stores, Inc.                                    56,200         3,079,760
   Federated Investors, Inc.                                            33,900           997,338
   FedEx Corp.                                                          93,800         8,913,814
   Fifth Third Bancorp                                                 178,000         8,964,080
   First Data Corp.                                                    267,800        11,003,902
   First Horizon National Corp.                                         38,600         1,686,820
   FirstEnergy Corp.                                                   103,000         4,349,690
 * Fiserv, Inc.                                                         61,000         2,349,110
 * Fisher Scientific International, Inc.                                35,900         2,029,786
   Fluor Corp.                                                          26,100         1,354,590
 # Ford Motor Co.                                                      571,500         8,103,870
 * Forest Laboratories, Inc.                                           115,700         4,508,829
   Fortune Brands, Inc.                                                 45,000         3,531,600
 # FPL Group, Inc.                                                      57,900         4,072,107
   Franklin Resources, Inc.                                             77,900         5,112,577
   Freeport-McMoRan Copper & Gold,
     Inc. Class B                                                       55,300         2,163,889
   Gannett Co., Inc.                                                    83,100         6,854,919
   Gap, Inc.                                                           282,300         6,168,255
 * Gateway, Inc.                                                       116,400           792,684
   General Dynamics Corp.                                               62,400         6,761,664
   General Electric Co.                                              3,297,700       116,606,672
   General Mills, Inc.                                                 118,700         5,399,663
 # General Motors Corp.                                                176,400         6,807,276
 # Genuine Parts Co.                                                    54,700         2,374,527
*# Genzyme Corp.                                                        71,200         3,987,912
   Georgia-Pacific Corp.                                                80,600         2,950,766
 * Gilead Sciences, Inc.                                               134,500         4,634,870
   Gillette Co.                                                        312,900        13,608,021
 # Golden West Financial Corp.                                          47,700         5,687,748
   Goodrich (B.F.) Co.                                                  37,100         1,177,925
*# Goodyear Tire & Rubber Co.                                           54,800           691,576
   Grainger (W.W.), Inc.                                                28,400         1,756,824
 # Great Lakes Chemical Corp.                                           15,900           465,870
   Guidant Corp.                                                        98,300         6,372,789
   H&R Block, Inc.                                                      51,500         2,456,550
   Halliburton Co.                                                     137,900         5,702,165
   Harley-Davidson, Inc.                                                92,200         5,331,004
 # Harrahs Entertainment, Inc.                                          35,000         2,149,000
   Hartford Financial Services Group,
     Inc.                                                               91,600         5,862,400
   Hasbro, Inc.                                                         55,200         1,050,456
   HCA, Inc.                                                           150,800         5,944,536
   Health Management Associates, Inc.                                   76,000         1,678,840
   Heinz (H.J.) Co.                                                    109,100         4,054,156
*# Hercules, Inc.                                                       34,900           520,010
 # Hershey Foods Corp.                                                  76,900         3,983,420
   Hewlett-Packard Co.                                                 943,200        18,864,000

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
                                                                        SHARES            VALUE+
                                                                        ------            ------
   Hilton Hotels Corp.                                                 120,200   $     2,483,332
   Home Depot, Inc.                                                    685,700        28,627,975
   Honeywell International, Inc.                                       268,500         9,486,105
 * Hospira, Inc.                                                        48,700         1,569,601
 * Humana, Inc.                                                         49,800         1,236,036
 # Huntington Bancshares, Inc.                                          71,700         1,739,442
   Illinois Tool Works, Inc.                                            94,400         8,895,312
   IMS Health, Inc.                                                     73,000         1,647,610
   Ingersoll-Rand Co., Ltd. Class A                                     54,100         4,026,122
 # Intel Corp.                                                       2,003,600        44,780,460
   International Business Machines
     Corp.                                                             523,200        49,306,368
   International Flavors & Fragrances,
     Inc.                                                               29,400         1,190,700
   International Game Technology                                       107,600         3,803,660
   International Paper Co.                                             151,900         6,306,888
*# Interpublic Group of Companies, Inc.                                131,800         1,635,638
 * Intuit, Inc.                                                         59,800         2,502,032
   ITT Industries, Inc.                                                 28,800         2,451,456
 * Jabil Circuit, Inc.                                                  62,800         1,573,768
   Janus Capital Group, Inc.                                            74,800         1,237,940
 * JDS Uniphase Corp.                                                  449,800         1,425,866
   Jefferson-Pilot Corp.                                                42,600         2,095,494
   Johnson & Johnson                                                   927,000        55,916,640
   Johnson Controls, Inc.                                               59,400         3,647,160
   Jones Apparel Group, Inc.                                            39,000         1,385,670
   JPMorgan Chase & Co.                                              1,112,500        41,885,625
 # KB Home                                                              14,500         1,274,405
   Kellogg Co.                                                         129,100         5,641,670
 # Kerr-McGee Corp.                                                     47,200         2,937,256
 # KeyCorp                                                             127,100         4,231,159
   KeySpan Corp.                                                        50,000         1,976,000
   Kimberly-Clark Corp.                                                154,500         9,827,745
 # Kinder Morgan, Inc.                                                  38,600         2,674,980
*# King Pharmaceuticals, Inc.                                           75,400           938,730
*# KLA-Tencor Corp.                                                     61,300         2,762,178
   Knight-Ridder, Inc.                                                  24,200         1,647,778
 * Kohl's Corp.                                                        106,700         4,925,272
 * Laboratory Corp. of America
     Holdings                                                           43,600         2,090,620
   Leggett & Platt, Inc.                                                59,900         1,788,015
   Lehman Brothers Holdings, Inc.                                       84,700         7,096,166
*# Lexmark International, Inc.                                          40,500         3,438,450
   Lilly (Eli) & Co.                                                   353,100        18,830,823
 # Limited Brands, Inc.                                                147,600         3,607,344
   Lincoln National Corp.                                               55,000         2,531,100
   Linear Technology Corp.                                              96,000         3,663,360
   Liz Claiborne, Inc.                                                  33,600         1,379,952
 # Lockheed Martin Corp.                                               139,000         8,456,760
   Loews Corp.                                                          57,900         4,047,789
   Louisiana-Pacific Corp.                                              34,100           834,427
   Lowe's Companies, Inc.                                              243,500        13,472,855
 * LSI Logic Corp.                                                     120,200           635,858
*# Lucent Technologies, Inc.                                         1,346,000         5,289,780
   M&T Bank Corp.                                                       36,600         3,858,006
   Manor Care, Inc.                                                     27,300           940,485
   Marathon Oil Corp.                                                  108,100         4,263,464
   Marriott International, Inc. Class A                                 71,500         4,064,775
   Marsh & McLennan Companies, Inc.                                    162,600         4,648,734
   Marshall & Ilsley Corp.                                              69,600         2,901,624
 # Masco Corp.                                                         135,300         4,772,031
 # Mattel, Inc.                                                        129,300   $     2,450,235
 # Maxim Integrated Products, Inc.                                     101,400         4,153,344
 # May Department Stores Co.                                            91,000         2,558,920
 # Maytag Corp.                                                         24,700           496,470
   MBIA, Inc.                                                           44,700         2,680,212
   MBNA Corp.                                                          399,100        10,600,096
   McCormick & Co., Inc.                                                42,800         1,560,060
   McDonald's Corp.                                                    392,400        12,062,376
   McGraw-Hill Companies, Inc.                                          59,300         5,202,389
   McKesson Corp.                                                       91,700         2,709,735
   MeadWestavco Corp.                                                   63,000         2,119,950
 * Medco Health Solutions, Inc.                                         85,000         3,206,200
 * Medimmune, Inc.                                                      77,800         2,069,480
   Medtronic, Inc.                                                     377,700        18,148,485
   Mellon Financial Corp.                                              132,400         3,868,728
   Merck & Co., Inc.                                                   693,000        19,417,860
 * Mercury Interactive Corp.                                            29,100         1,327,251
   Meredith Corp.                                                       15,700           827,704
   Merrill Lynch & Co., Inc.                                           293,400        16,345,314
   MetLife, Inc.                                                       234,300         9,137,700
   MGIC Investment Corp.                                                30,800         2,094,400
*# Micron Technology, Inc.                                             191,000         2,116,280
   Microsoft Corp.                                                   3,395,900        91,044,079
 * Millipore Corp.                                                      15,500           755,160
   Molex, Inc.                                                          59,200         1,632,144
   Monsanto Co.                                                         83,400         3,838,068
 * Monster Worldwide, Inc.                                              37,000         1,043,030
   Moody's Corp.                                                        46,200         3,730,650
   Morgan Stanley                                                      343,100        17,412,325
   Motorola, Inc.                                                      737,900        14,211,954
 # Mylan Laboratories, Inc.                                             83,900         1,523,624
 * Nabors Industries, Ltd.                                              46,500         2,418,000
   National City Corp.                                                 207,000         7,675,560
 * National Semiconductor Corp.                                        111,800         1,728,428
 * Navistar International Corp.                                         21,800           897,070
 * NCR Corp.                                                            29,400         1,756,062
 * Network Appliance, Inc.                                             111,700         3,368,872
   Newell Rubbermaid, Inc.                                              85,900         1,982,572
   Newmont Mining Corp.                                                138,500         6,557,975
 * Nextel Communications, Inc.                                         347,800         9,898,388
 # Nicor, Inc.                                                          13,800           509,220
   NIKE, Inc. Class B                                                   82,300         6,967,518
   NiSource, Inc.                                                       82,300         1,793,317
 * Noble Corp.                                                          41,800         2,025,210
   Nordstrom, Inc.                                                      43,900         1,920,625
   Norfolk Southern Corp.                                              123,000         4,222,590
   North Fork Bancorporation, Inc.                                     145,950         4,203,360
   Northern Trust Corp.                                                 68,700         3,231,648
   Northrop Grumman Corp.                                              112,000         6,308,960
*# Novell, Inc.                                                        120,800           736,880
 * Novellus Systems, Inc.                                               44,600         1,201,524
 # Nucor Corp.                                                          49,600         2,623,840
 * Nvidia Corp.                                                         52,000           994,760
   Occidental Petroleum Corp.                                          122,300         7,363,683
 * Office Depot, Inc.                                                   97,800         1,603,920
   OfficeMax, Inc.                                                      27,500           832,425
   Omnicom Group, Inc.                                                  58,500         4,738,500
 * Oracle Corp.                                                      1,615,000        20,445,900
 # Paccar, Inc.                                                         54,200         4,233,020
 * Pactiv Corp.                                                         46,900         1,165,465
   Pall Corp.                                                           39,100         1,059,219

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Parametric Technology Corp.                                          84,100   $       491,985
   Parker Hannifin Corp.                                                37,300         2,790,040
   Paychex, Inc.                                                       118,100         3,916,196
   Penney (J.C.) Co., Inc.                                              90,000         3,474,000
   Peoples Energy Corp.                                                 11,800           526,516
*# Peoplesoft, Inc.                                                    114,600         2,705,706
   Pepsi Bottling Group, Inc.                                           79,400         2,224,788
   PepsiCo, Inc.                                                       529,100        26,407,381
   PerkinElmer, Inc.                                                    40,000           853,200
   Pfizer, Inc.                                                      2,358,400        65,492,768
 * PG&E Corp.                                                          125,200         4,164,152
 # Phelps Dodge Corp.                                                   29,400         2,855,622
 # Pinnacle West Capital Corp.                                          28,500         1,259,700
   Pitney Bowes, Inc.                                                   72,200         3,160,194
   Plum Creek Timber Co., Inc.                                          57,300         2,120,100
 * PMC-Sierra, Inc.                                                     55,300           610,512
   PNC Financial Services Group                                         88,200         4,798,080
 * Power-One, Inc.                                                      26,200           240,778
   PPG Industries, Inc.                                                 53,600         3,616,392
   PPL Corp.                                                            59,000         3,065,050
   Praxair, Inc.                                                       101,500         4,557,350
   Principal Financial Group, Inc.                                      97,900         3,688,872
   Procter & Gamble Co.                                                794,000        42,463,120
   Progress Energy, Inc.                                                77,100         3,385,461
   Progressive Corp.                                                    62,500         5,686,875
   ProLogis                                                             56,800         2,285,064
 * Providian Financial Corp.                                            91,400         1,466,970
   Prudential Financial, Inc.                                          162,100         7,934,795
 # Public Service Enterprise Group, Inc.                                74,100         3,259,659
 # Pulte Homes, Inc.                                                    39,600         2,188,296
 * QLogic Corp.                                                         28,800           990,432
   Qualcomm, Inc.                                                      508,400        21,159,608
 # Quest Diagnostics, Inc.                                              31,800         2,981,250
 * Qwest Communications International,
     Inc.                                                              566,900         2,267,600
   RadioShack Corp.                                                     49,900         1,575,343
   Raytheon Co.                                                        140,900         5,683,906
 # Reebok International, Ltd.                                           18,500           719,280
   Regions Financial Corp.                                             144,300         5,049,057
 # Reynolds American, Inc.                                              46,200         3,494,106
   Robert Half International, Inc.                                      53,800         1,454,214
 # Rockwell Automation, Inc.                                            57,600         2,724,480
   Rockwell Collins, Inc.                                               55,300         2,204,258
   Rohm & Haas Co.                                                      70,100         3,090,709
 * Rowan Companies, Inc.                                                33,400           865,060
 # Ryder System, Inc.                                                   20,100         1,078,164
   Sabre Holdings Corp.                                                 42,900           990,132
 # Safeco Corp.                                                         39,400         1,909,718
 * Safeway, Inc.                                                       139,600         2,691,488
 * Sanmina-SCI Corp.                                                   162,800         1,437,524
   Sara Lee Corp.                                                      247,800         5,818,344
   SBC Communications, Inc.                                          1,035,000        26,050,950
   Schering-Plough Corp.                                               459,900         8,209,215
   Schlumberger, Ltd.                                                  184,400        12,102,172
   Schwab (Charles) Corp.                                              426,800         4,600,904
 # Scientific-Atlanta, Inc.                                             47,800         1,415,836
 * Sealed Air Corp.                                                     26,200         1,346,942
 # Sears, Roebuck & Co.                                                 66,200         3,444,386
   Sempra Energy                                                        72,400         2,677,352
   Sherwin-Williams Co.                                                 44,500         1,984,700
 * Siebel Systems, Inc.                                                157,900         1,591,632
   Sigma-Aldrich Corp.                                                  21,600   $     1,290,168
   Simon Property Group, Inc.                                           69,000         4,283,520
   SLM Corp.                                                           136,200         6,969,354
   Snap-On, Inc.                                                        18,100           572,141
 * Solectron Corp.                                                     300,400         1,877,500
   Southern Co.                                                        230,600         7,561,374
   Southwest Airlines Co.                                              246,800         3,882,164
   Sovereign Bancorp, Inc.                                             107,200         2,342,320
   Sprint Corp.                                                        453,700        10,348,897
*# St. Jude Medical, Inc.                                              110,600         4,218,284
 # Staples, Inc.                                                       155,400         4,958,814
 * Starbucks Corp.                                                     124,100         6,981,866
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                               65,000         3,398,850
   State Street Corp.                                                  105,000         4,678,800
   Stryker Corp.                                                       125,300         5,511,947
*# Sun Microsystems, Inc.                                            1,038,900         5,765,895
 * Sungard Data Systems, Inc.                                           90,100         2,388,551
 # Sunoco, Inc.                                                         23,500         1,940,160
 # SunTrust Banks, Inc.                                                111,800         7,971,340
   Supervalu, Inc.                                                      42,500         1,342,575
 * Symantec Corp.                                                       98,400         6,278,904
   Symbol Technologies, Inc.                                            74,800         1,133,968
   Synovus Financial Corp.                                              96,600         2,608,200
 # Sysco Corp.                                                         199,700         6,939,575
   T. Rowe Price Group, Inc.                                            39,700         2,348,652
 # Target Corp.                                                        282,100        14,449,162
 # TECO Energy, Inc.                                                    62,100           929,016
   Tektronix, Inc.                                                      28,700           900,319
 * Tellabs, Inc.                                                       130,000         1,111,500
   Temple-Inland, Inc.                                                  17,400         1,036,866
 * Tenet Healthcare Corp.                                              145,600         1,579,760
 * Teradyne, Inc.                                                       60,600         1,033,836
 # Texas Instruments, Inc.                                             540,700        13,074,126
   Textron, Inc.                                                        43,300         3,144,446
   The Goldman Sachs Group, Inc.                                       151,800        15,902,568
*# The Kroger Co.                                                      230,800         3,734,344
   The New York Times Co. Class A                                       45,900         1,881,900
   The St. Paul Travelers Companies,
     Inc.                                                              208,900         7,620,672
 # The Stanley Works                                                    25,600         1,197,056
 # The TJX Companies, Inc.                                             152,700         3,594,558
 * Thermo Electron Corp.                                                51,000         1,542,750
 # Tiffany & Co.                                                        45,600         1,395,360
 * Time Warner, Inc.                                                 1,428,100        25,291,651
   Torchmark Corp.                                                      34,300         1,883,413
*# Toys R Us, Inc.                                                      66,800         1,291,912
 * Transocean, Inc.                                                    100,200         4,035,054
   Tribune Co.                                                          99,400         4,310,978
   TXU Corp.                                                            92,700         5,823,414
   Tyco International, Ltd.                                            627,400        21,312,778
   U.S. Bancorp                                                        587,000        17,392,810
   Union Pacific Corp.                                                  81,000         5,138,640
 * Unisys Corp.                                                        104,600         1,201,854
   United Parcel Service, Inc.                                         351,200        29,553,480
   United States Steel Corp.                                            35,400         1,853,544
   United Technologies Corp.                                           159,800        15,593,284
   UnitedHealth Group, Inc.                                            207,600        17,199,660
 * Univision Communications, Inc.
     Class A                                                           100,700         3,031,070
   Unocal Corp.                                                         82,700         3,807,508

                                                                        SHARES            VALUE+
                                                                        ------            ------
   UnumProvident Corp.                                                  92,600   $     1,441,782
   UST, Inc.                                                            51,600         2,271,948
   Valero Energy Corp.                                                  79,800         3,733,842
 * VERITAS Software Corp.                                              135,200         2,960,880
   Verizon Communications, Inc.                                        864,700        35,651,581
   VF Corp.                                                             34,400         1,857,256
 # Viacom, Inc. Class B                                                541,900        18,803,930
   Visteon Corp.                                                        40,500           342,630
   Vulcan Materials Co.                                                 31,900         1,654,015
   Wachovia Corp.                                                      501,560        25,955,730
 # Walgreen Co.                                                        320,000        12,217,600
   Wal-Mart Stores, Inc.                                             1,325,100        68,984,706
   Washington Mutual, Inc.                                             272,500        11,093,475
 # Waste Management, Inc.                                              181,100         5,398,591
*# Waters Corp.                                                         36,900         1,721,754
*# Watson Pharmaceuticals, Inc.                                         34,200           993,510
 * Wellpoint Health Networks, Inc.                                      49,100         6,142,410
 # Wells Fargo & Co.                                                   527,400        32,577,498
   Wendy's International, Inc.                                          35,500         1,266,285
   Weyerhaeuser Co.                                                     74,800         4,936,800
   Whirlpool Corp.                                                      20,700         1,336,185
   Williams Companies, Inc.                                            173,500         2,892,245
 # Winn-Dixie Stores, Inc.                                              44,400           177,600
 # Worthington Industries, Inc.                                         27,300           587,223
   Wrigley (Wm.) Jr. Co.                                                70,200         4,829,760
   Wyeth                                                               416,600        16,609,842
 # Xcel Energy, Inc.                                                   124,900         2,255,694
*# Xerox Corp.                                                         262,100         4,015,372
   Xilinx, Inc.                                                        108,400         3,384,248
 # XL Capital, Ltd.                                                     43,200         3,255,552
*# Yahoo!, Inc.                                                        425,000        15,988,500
   Yum! Brands, Inc.                                                    90,800         4,122,320
 * Zimmer Holdings, Inc.                                                76,500         6,242,400
   Zions Bancorporation                                                 28,000         1,862,000
                                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $2,594,671,624)                                                           3,405,448,115
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT           VALUE+
                                                                    ------           ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (11.9%)
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 1.94%, 12/01/04
   (Collateralized by $389,672,000 U.S.
   Treasury Bills, maturities ranging from
   12/02/04 to 05/26/05, valued at
   $388,193,618) to be repurchased
   at $380,599,191
   (Cost $380,578,682)^                                        $       380,579   $   380,578,682
Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $77,939,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $78,273,358) to be
   repurchased at $77,463,045
   (Cost $77,459,000)                                                   77,459        77,459,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $458,037,682)                                                               458,037,682
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,052,709,306)                                                         $ 3,863,485,797
                                                                                 ===============

----------
+ See Note B to Financial Statements.
* Non-Income Producing Securities.
# Total or Partial Securities on Loan.
^ Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                    FACE
                                                                   AMOUNT@            VALUE+
                                                               ---------------   ---------------
                                                                     (000)
UNITED STATES -- (68.3%)
COMMERCIAL PAPER -- (35.1%)
Barton Capital Corp.
   2.010%, 12/16/04                                                        700   $       699,389
   2.150%, 01/10/05                                                      5,300         5,286,862
Caisse D'Amortisement de Dette Sociale
   1.920%, 12/06/04                                                      5,400         5,398,485
Canadian Wheat Board
   2.110%, 01/10/05                                                      3,900         3,890,419
CDC Commercial Paper Corp.
   1.950%, 12/10/04                                                      2,000         1,998,990
   2.010%, 12/10/04                                                      1,400         1,399,293
Ciesco L.P.
   1.850%, 12/02/04                                                      1,700         1,699,903
   1.980%, 12/17/04                                                      4,000         3,996,263
Dexia Delaware LLC
   2.060%, 12/17/04                                                      3,000         2,997,293
DuPont (E.I.) de Nemours & Co., Inc.
   2.000%, 12/15/04                                                      3,900         3,896,936
   1.960%, 12/17/04                                                      2,300         2,297,925
Koch Industries, Inc.
   1.940%, 12/01/04                                                      5,000         5,000,000
Nestle Capital Corp.
   1.980%, 12/08/04                                                        800           799,686
   2.060%, 01/04/05                                                      5,300         5,289,143
Network Rail Finance
   1.950%, 12/06/04                                                      2,900         2,899,186
Pfizer, Inc.
   2.150%, 01/14/05                                                      4,500         4,487,680
Rabobank
   2.010%, 12/15/04                                                      5,000         4,996,072
Sheffield Receivables Corp.
   1.990%, 12/06/04                                                      1,600         1,599,540
   2.230%, 01/20/05                                                      4,800         4,784,700
Siemens Capital Corp.
   1.930%, 12/02/04                                                      3,300         3,299,814
   1.840%, 12/03/04                                                        600           599,933
   1.930%, 12/03/04                                                      1,800         1,799,798
   2.020%, 12/15/04                                                        800           799,371
Total Capital SA
   1.940%, 12/01/04                                                        300           300,000
Windmill Funding Corp.
   2.050%, 12/21/04                                                        300           299,640
   2.230%, 01/04/05                                                      5,100         5,086,954
   2.200%, 01/21/05                                                        900           897,067
                                                                                 ---------------
TOTAL COMMERCIAL PAPER
   (Cost $76,505,831)                                                                 76,500,342
                                                                                 ---------------
AGENCY OBLIGATIONS -- (21.1%)
Federal Farm Credit Bank
   2.600%, 09/07/06                                                      3,800         3,764,174
Federal Home Loan Bank
   2.250%, 05/15/06                                                      1,600         1,582,029
   2.625%, 10/16/06                                                      7,000         6,928,726
Federal Home Loan Mortgage Corporation
   2.060%, 12/27/04                                                     11,500   $    11,482,806
   2.750%, 08/15/06                                                      3,500         3,478,566
   2.750%, 10/15/06                                                      7,300         7,243,659
Federal National Mortgage Association
   2.125%, 04/15/06                                                      1,500         1,482,136
   4.375%, 10/15/06                                                      7,000         7,149,793
   2.625%, 11/15/06                                                      3,000         2,966,652
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $46,240,063)                                                                  46,078,541
                                                                                 ---------------
BONDS -- (12.1%)
Citigroup, Inc.
   5.750%, 05/10/06                                                      2,395         2,479,984
   5.500%, 08/09/06                                                      2,600         2,695,355
General Electric Capital Corp.
   2.970%, 07/26/06                                                      5,000         4,982,095
Toyota Motor Credit Corp.
   2.900%, 07/14/06                                                      5,000         4,975,065
Wal-Mart Stores, Inc. Corporate Bonds
   5.450%, 08/01/06                                                      5,000         5,184,175
Wells Fargo & Co.
   5.900%, 05/21/06                                                      5,800         6,033,067
                                                                                 ---------------
TOTAL BONDS
  (Cost $26,469,741)                                                                  26,349,741
                                                                                 ---------------
TOTAL -- UNITED STATES
  (Cost $149,215,635)                                                                148,928,624
                                                                                 ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (9.0%)
BONDS -- (9.0%)
European Investment Bank
   3.000%, 08/15/06                                                      2,300         2,295,513
   4.875%, 09/06/06                                                      3,000         3,090,096
Inter-American Development Bank
   6.125%, 03/08/06                                                      4,500         4,676,701
International Finance Corp.
   5.250%, 05/02/06                                                      5,000         5,137,235
Nordic Investment Bank
   2.750%, 01/11/06                                                      4,400         4,387,951
                                                                                 ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $19,756,608)                                                                  19,587,496
                                                                                 ---------------
CANADA -- (5.2%)
BONDS -- (5.2%)
Canadian Government Corporate Bonds
   5.750%, 09/01/06@                                                     7,000         6,169,043
Ontario, Province of
   3.500%, 09/08/06@                                                     6,200         5,260,653
                                                                                 ---------------
TOTAL -- CANADA
  (Cost $10,585,882)                                                                  11,429,696
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT@            VALUE+
                                                               ---------------   ---------------
                                                                     (000)
GERMANY -- (7.0%)
BONDS -- (7.0%)
Bayerische Landesbank Medium Term
  Notes
   2.500%, 04/28/06                                            $         5,000   $     4,917,950
KFW International Finance, Inc.
  Corporate Bonds
   5.250%, 06/28/06                                                      3,000         3,104,355
Landeskreditbank Baden-Wuerttemberg -
  Foerderbank
   4.500%, 12/30/05                                                      1,000         1,016,100
Landwirtschaft Rentenbank
   6.625%, 12/08/05                                                      4,000         4,144,000
   4.500%, 10/23/06                                                      2,300         2,352,275
                                                                                 ---------------
TOTAL -- GERMANY
  (Cost $15,665,919)                                                                  15,534,680
                                                                                 ---------------
NORWAY -- (2.4%)
BONDS -- (2.4%)
Eksportfinans ASA
   5.750%, 06/06/06
   (Cost $5,230,515)                                                     5,000         5,188,900
                                                                                 ---------------
SWEDEN -- (2.2%)
BONDS -- (2.2%)
Sweden (Kingdom of)
   4.375%, 12/20/05
   (Cost $4,820,071)                                                     4,700         4,775,670
                                                                                 ---------------
FINLAND -- (2.1%)
BONDS -- (2.1%)
Republic of Finland
   5.875%, 02/27/06
   (Cost $4,725,399)                                                     4,500         4,662,261
                                                                                 ---------------
NETHERLANDS -- (2.1%)
BONDS -- (2.1%)
Bank Nederlandse Gemeenten
   4.375%, 12/30/05
   (Cost $4,617,168)                                           $         4,500   $     4,565,790
                                                                                 ---------------
SPAIN -- (1.4%)
BONDS -- (1.4%)
Institut de Credito Oficial
   2.750%, 12/05/05
   (Cost $3,025,057)                                                     3,000         2,995,890
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $590,000 FHLMC
   Notes 4.20%, 10/20/09, valued at
   $592,531) to be repurchased at
   $586,031 (Cost $586,000)                                                586           586,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $218,228,260)                                                           $   218,255,008
                                                                                 ===============

----------
+ See Note B to Financial Statements.
@ Denominated in local currency or the Euro.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (88.7%)
 * 3Com Corp.                                                        1,041,900   $     4,626,036
 # A.G. Edwards, Inc.                                                  199,100         7,784,810
 * Advanced Micro Devices, Inc.                                        504,800        10,742,144
   Aetna, Inc.                                                         539,626        63,951,077
 * AGCO Corp.                                                          225,100         4,904,929
 * Agere Systems, Inc. Class A                                           8,652            11,853
 * Agere Systems, Inc. Class B                                         212,364           288,815
 # Albertson's, Inc.                                                   538,100        13,613,930
 * Allegheny Corp.                                                      17,934         5,067,610
   Alliant Energy Corp.                                                212,900         5,807,912
*# Allied Waste Industries, Inc.                                       809,800         7,361,082
 * Allmerica Financial Corp.                                           129,700         4,221,735
   Allstate Corp.                                                    1,791,600        90,475,800
   AMBAC Financial Group, Inc.                                          23,200         1,886,856
   Amerada Hess Corp.                                                  249,532        22,170,918
   American Financial Group, Inc.                                      177,400         5,584,552
 # American Greetings Corp. Class A                                    177,600         4,727,712
   American National Insurance Co.                                      57,800         5,875,370
*# American Tower Corp.                                                336,000         6,091,680
 * AmeriCredit Corp.                                                   395,300         8,277,582
 # AmerisourceBergen Corp.                                             308,900        18,206,566
   Anadarko Petroleum Corp.                                            677,078        47,124,629
 * Andrew Corp.                                                        414,900         5,891,580
   Apache Corp.                                                        129,990         7,027,259
 * Applied Micro Circuits Corp.                                        213,200           784,576
   Archer-Daniels-Midland Co.                                        2,475,260        52,475,512
 * Arrow Electronics, Inc.                                             308,200         7,560,146
   Ashland, Inc.                                                       297,600        17,603,040
 # Astoria Financial Corp.                                              40,500         1,680,750
   AT&T Corp.                                                        2,176,380        39,827,754
 * AutoNation, Inc.                                                  2,057,600        38,106,752
 * Avnet, Inc.                                                         322,600         5,935,840
   AVX Corp.                                                           183,300         2,307,747
   Bank of Hawaii Corp.                                                327,500        15,900,125
 * Barnes & Noble, Inc.                                                 22,200           601,176
 # Bausch & Lomb, Inc.                                                   5,800           341,504
   Bear Stearns Companies, Inc.                                        373,770        36,472,477
   Belo Corp. Class A                                                  324,200         8,176,324
*# Big Lots, Inc.                                                      253,500         2,940,600
 # Blockbuster, Inc. Class A                                            83,900           711,472
 # Borders Group, Inc.                                                  34,000           774,520
   BorgWarner, Inc.                                                    201,600        10,092,096
 # Bowater, Inc.                                                       168,400         6,821,884
   Burlington Northern Santa Fe Corp.                                1,283,000        57,786,320
 * Caesars Entertainment, Inc.                                         845,900        15,902,920
 * Cavco Industries, Inc.                                               11,450           461,435
   Cendant Corp.                                                       311,800         7,068,506
 * CheckFree Corp.                                                      56,200         2,082,210
   Chubb Corp.                                                         428,000        32,617,880
 * CIENA Corp.                                                         164,600           419,730
   Cincinnati Financial Corp.                                          579,159        25,946,323
   Circuit City Stores, Inc.                                           531,900         8,292,321
   Clear Channel Communications, Inc.                                1,630,866        54,927,567
*# CNA Financial Corp.                                                 677,200        17,681,692
   Coca-Cola Enterprises, Inc.                                       1,785,400        37,136,320
 * Comcast Corp. Class A                                             2,806,066        84,294,223
 * Comcast Corp. Special Class A
     Non-Voting                                                        927,100   $    27,488,515
   Commerce Group, Inc.                                                 93,100         5,529,209
   Commercial Federal Corp.                                             98,900         2,880,957
 * Compuware Corp.                                                     956,430         5,518,601
 * Comverse Technology, Inc.                                           111,500         2,371,605
   ConocoPhillips                                                      220,400        20,054,196
   Corn Products International, Inc.                                    93,200         5,071,944
 * Corning, Inc.                                                       998,300        12,558,614
   Countrywide Financial Corp.                                       1,639,998        54,464,334
 * COX Communications, Inc.                                          1,521,400        52,746,938
*# Crown Castle International Corp.                                    468,900         7,915,032
   CSX Corp.                                                           577,800        22,031,514
   Cummins, Inc.                                                        33,200         2,643,384
   Curtiss-Wright Corp. Class B                                         27,130         1,582,222
   Dana Corp.                                                          510,700         8,349,945
*# Delta Air Lines, Inc.                                               402,500         2,805,425
 # Diamond Offshore Drilling, Inc.                                     313,641        11,748,992
   Dillards, Inc. Class A                                              247,800         6,239,604
 # Disney (Walt) Co.                                                   906,600        24,369,408
 # Eastman Chemical Co.                                                108,200         5,883,916
   Electronic Data Systems Corp.                                     1,070,800        24,039,460
   Federated Department Stores, Inc.                                   618,200        33,877,360
   First American Corp.                                                257,900         8,497,805
   First Citizens BancShares, Inc.                                      10,300         1,401,470
   Florida East Coast Industries, Inc.                                  68,139         2,906,128
   Foot Locker, Inc.                                                   175,000         4,546,500
 # Ford Motor Co.                                                    4,711,800        66,813,324
 * Fox Entertainment Group, Inc.
     Class A                                                            21,900           643,860
 * GameStop Corp. Class B                                                9,432           200,147
 # General Motors Corp.                                              1,524,800        58,842,032
   Georgia-Pacific Corp.                                               684,200        25,048,562
*# Goodyear Tire & Rubber Co.                                          203,900         2,573,218
   Hartford Financial Services Group,
     Inc.                                                              793,800        50,803,200
 # Hearst-Argyle Television, Inc.                                      238,600         6,132,020
   Helmerich & Payne, Inc.                                             146,800         4,790,084
   Hewlett-Packard Co.                                               1,407,700        28,154,000
   Hibernia Corp.                                                      274,500         7,938,540
   Hollinger International, Inc. Class A                               257,600         4,824,848
   Horton (D.R.), Inc.                                                 818,872        28,832,483
 * Human Genome Sciences, Inc.                                          23,900           262,900
 * Humana, Inc.                                                        618,900        15,361,098
*# IAC/InterActiveCorp                                               1,773,700        43,792,653
   IKON Office Solutions, Inc.                                         329,600         3,717,888
   Independence Community Bank
     Corp.                                                             100,300         4,260,744
 * Ingram Micro, Inc.                                                  386,900         7,443,956
 * Instinet Group, Inc.                                                 15,200            91,048
   International Paper Co.                                           1,215,775        50,478,978
   Intersil Corp.                                                      407,000         6,552,700
 * Invitrogen Corp.                                                    124,900         7,556,450
   Janus Capital Group, Inc.                                           587,900         9,729,745
 * JDS Uniphase Corp.                                                1,095,700         3,473,369
   JPMorgan Chase & Co.                                              2,244,400        84,501,660
 # Kerr-McGee Corp.                                                    431,426        26,847,640

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # KeyCorp                                                             941,600   $    31,345,864
 # Kraft Foods, Inc.                                                   312,800        10,697,760
 * LaBranche & Co., Inc.                                                19,700           157,797
   LaFarge North America, Inc.                                         257,500        12,913,625
 * Laidlaw International, Inc.                                          17,400           328,860
   Lear Corp.                                                          160,900         9,332,200
   Lehman Brothers Holdings, Inc.                                      227,800        19,085,084
*# Level 3 Communications, Inc.                                        195,500           674,475
 * Liberty Media Corp. Class A                                       7,339,100        75,812,903
 * Liberty Media International, Inc.
     Class A                                                           313,805        13,512,443
   Lincoln National Corp.                                              468,500        21,560,370
   Loews Corp.                                                         636,800        44,518,688
 # Louisiana-Pacific Corp.                                             295,100         7,221,097
 * LSI Logic Corp.                                                   1,056,200         5,587,298
   Lubrizol Corp.                                                      182,000         6,288,100
*# Lucent Technologies, Inc.                                         1,193,800         4,691,634
 # Lyondell Chemical Co.                                               447,200        12,548,432
   Marathon Oil Corp.                                                  961,450        37,919,588
 # May Department Stores Co.                                           446,600        12,558,392
   MBIA, Inc.                                                          398,050        23,867,078
   McKesson Corp.                                                      653,300        19,305,015
   MeadWestavco Corp.                                                  758,431        25,521,203
 * Medco Health Solutions, Inc.                                        690,100        26,030,572
   MetLife, Inc.                                                     2,041,200        79,606,800
 * Metro-Goldwyn-Mayer, Inc.                                           288,500         3,415,840
   MGIC Investment Corp.                                               116,900         7,949,200
*# MGM MIRAGE                                                          390,100        22,742,830
*# Micron Technology, Inc.                                           1,663,300        18,429,364
*# Millennium Pharmaceuticals, Inc.                                    545,800         6,887,996
   Nationwide Financial Services, Inc.                                 145,900         5,482,922
 # New York Community Bancorp Inc.                                      63,200         1,250,096
   Norfolk Southern Corp.                                            1,537,600        52,785,808
   Northrop Grumman Corp.                                            1,018,042        57,346,306
 # Nucor Corp.                                                          30,000         1,587,000
   Occidental Petroleum Corp.                                          650,800        39,184,668
 # Odyssey Re Holdings Corp.                                            50,500         1,219,575
   OfficeMax, Inc.                                                     213,400         6,459,618
   Old Republic International Corp.                                    501,412        12,530,286
   Overseas Shipholding Group, Inc.                                     86,500         5,682,185
 * Owens-Illinois, Inc.                                                314,400         6,577,248
*# PacifiCare Health Systems, Inc.                                     243,400        11,780,560
   Peabody Energy Corp.                                                 54,600         4,531,800
   Penney (J.C.) Co., Inc.                                           1,120,000        43,232,000
   PepsiAmericas, Inc.                                                 192,000         4,053,120
 # Phelps Dodge Corp.                                                  287,085        27,884,566
   PMI Group, Inc.                                                     246,300        10,142,634
   Pogo Producing Co.                                                  159,700         8,064,850
 * Pride International, Inc.                                           366,700         7,172,652
   Principal Financial Group, Inc.                                     846,200        31,884,816
   Protective Life Corp.                                               177,500         7,428,375
*# Providian Financial Corp.                                           483,100         7,753,755
   Prudential Financial, Inc.                                          496,300        24,293,885
 # Pulte Homes, Inc.                                                   248,400        13,726,584
   Questar Corp.                                                       251,000        12,753,310
 * Qwest Communications International,
     Inc.                                                            2,000,600         8,002,400
   Radian Group, Inc.                                                  245,200        12,566,500
 * Radio One, Inc.                                                      55,000           763,400
   Raytheon Co.                                                      1,311,300        52,897,842
 # Reinsurance Group of America, Inc.                                  149,600         6,944,432
 # Reynolds American, Inc.                                             251,326   $    19,007,785
 * Rite Aid Corp.                                                      969,800         3,559,166
 # Ryder System, Inc.                                                  275,400        14,772,456
   Safeco Corp.                                                        486,400        23,575,808
   Saks, Inc.                                                          743,200        10,337,912
 * Sanmina-SCI Corp.                                                 1,410,100        12,451,183
   SBC Communications, Inc.                                            430,200        10,828,134
 # Sears, Roebuck & Co.                                                552,600        28,751,778
 * Service Corp. International                                         311,600         2,199,896
 * Smithfield Foods, Inc.                                              157,600         4,578,280
 * Smurfit-Stone Container Corp.                                       669,626        12,026,483
 * Solectron Corp.                                                   1,155,300         7,220,625
   Sovereign Bancorp, Inc.                                             781,020        17,065,287
   Sprint Corp.                                                      2,161,500        49,303,815
   StanCorp Financial Group, Inc.                                       54,200         4,284,510
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                              573,500        29,988,315
   Steelcase, Inc. Class A                                              49,000           651,700
 * Sun Microsystems, Inc.                                            2,143,700        11,897,535
 # Sunoco, Inc.                                                        298,800        24,668,928
   Supervalu, Inc.                                                     565,200        17,854,668
 * Tech Data Corp.                                                     169,000         7,670,910
   Telephone & Data Systems, Inc.                                      152,000        11,780,000
 * Tellabs, Inc.                                                     1,124,800         9,617,040
   Temple-Inland, Inc.                                                 131,300         7,824,167
 * Tenet Healthcare Corp.                                            1,285,500        13,947,675
   Textron, Inc.                                                       123,000         8,932,260
 * The DIRECTV Group, Inc.                                             481,937         7,706,173
   The St. Paul Travelers Companies,
     Inc.                                                            1,418,426        51,744,180
 * Thomas & Betts Corp.                                                 46,900         1,483,916
 # Tidewater, Inc.                                                     147,000         4,987,710
 * Time Warner, Inc.                                                 8,350,880       147,894,085
   Torchmark Corp.                                                     127,200         6,984,552
*# Toys R Us, Inc.                                                     819,300        15,845,262
   Transatlantic Holdings, Inc.                                          9,400           548,396
 * Triad Hospitals, Inc.                                               197,000         7,227,930
   Tribune Co.                                                         656,900        28,489,753
   Tyson Foods, Inc. Class A                                           912,556        14,956,793
   Union Pacific Corp.                                                 824,200        52,287,248
   UnionBanCal Corp.                                                    86,600         5,354,478
 * Unisys Corp.                                                        113,200         1,300,668
 * United States Cellular Corp.                                        131,000         5,796,750
 # Unitrin, Inc.                                                       223,800        10,661,832
   UnumProvident Corp.                                                 913,089        14,216,796
   Valero Energy Corp.                                                 686,800        32,135,372
   Valhi, Inc.                                                         158,500         2,458,335
*# VeriSign, Inc.                                                      166,300         5,471,270
 # Viacom, Inc. Class B                                              4,105,100       142,446,970
*# Vishay Intertechnology, Inc.                                        401,316         5,863,227
 * Vitesse Semiconductor, Inc.                                           2,800             9,128
*# Watson Pharmaceuticals, Inc.                                        289,900         8,421,595
 * WebMD Corp.                                                          25,800           187,050
   Weis Markets, Inc.                                                   20,800           798,720
   Wesco Financial Corp.                                                13,540         5,216,285
 # Weyerhaeuser Co.                                                    665,400        43,916,400
 # Worthington Industries, Inc.                                        133,200         2,865,132
*# Xerox Corp.                                                          75,000         1,149,000
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $3,052,795,344)                                                            3,892,359,427
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (11.3%)
  Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%,
    12/01/04 (Collateralized by $462,830,000
    U.S. Treasury Note 4.75%, 05/15/14, valued at
    $478,981,949) to be repurchased at $469,615,320
    (Cost $469,590,014)^                                       $       469,590   $   469,590,014
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%,
    12/01/04 (Collateralized by $24,286,000
    FHLMC Notes 4.20%, 10/20/09, valued at $24,390,187) to
    be repurchased at $24,137,260
    (Cost $24,136,000)                                                  24,136        24,136,000
                                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $493,726,014)                                                                493,726,014
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,546,521,358)                                                          $ 4,386,085,441
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (94.9%)
   1st Source Corp.                                                     14,400   $       378,000
 * 3Com Corp.                                                          256,761         1,140,019
 * AAR Corp.                                                            22,300           304,841
 * ABX Air, Inc.                                                         7,000            55,020
 * Actel Corp.                                                           1,500            25,740
 * Adaptec, Inc.                                                        84,499           659,092
 * Advanced Digital Information Corp.                                   47,839           439,162
   Advanta Corp. Class A                                                 6,287           140,703
   Advanta Corp. Class B Non-Voting                                     13,327           318,249
 * AGCO Corp.                                                            9,000           196,110
 * Agile Software Corp.                                                 35,342           295,459
   Agilysys, Inc.                                                       24,900           411,597
 * AK Steel Holding Corp.                                               53,238           687,303
 * Alaska Air Group, Inc.                                               23,600           737,028
   Alexander & Baldwin, Inc.                                            33,500         1,417,385
   Alfa Corp.                                                              500             7,575
 * Allegheny Corp.                                                       3,052           862,404
 * Alliance Semiconductor Corp.                                         13,700            47,950
 * Allmerica Financial Corp.                                            42,600         1,386,630
 * Alloy, Inc.                                                          16,100            72,450
   Alpharma, Inc. Class A                                               32,000           531,520
 * Amerco, Inc.                                                         15,700           646,055
   American Axle & Manufacturing
     Holdings, Inc.                                                      5,200           151,632
   American Financial Group, Inc.                                       58,900         1,854,172
   American Greetings Corp. Class A                                     51,300         1,365,606
   American National Insurance Co.                                      10,400         1,057,160
 # AmerUs Group Co.                                                     31,200         1,359,384
 * Anadigics, Inc.                                                       6,800            22,916
   Analogic Corp.                                                       11,000           498,520
 * AnnTaylor Stores Corp.                                                4,900           107,506
 * Applica, Inc.                                                         9,200            46,460
   Applied Industrial Technologies, Inc.                                15,700           653,905
 * Applied Micro Circuits Corp.                                        209,853           772,259
   Arch Chemicals, Inc.                                                 14,550           424,860
 * Arena Pharmaceuticals, Inc.                                           4,800            26,880
 * Argonaut Group, Inc.                                                 20,223           402,033
 * Ariba, Inc.                                                           2,181            35,986
*# Armstrong Holdings, Inc.                                             20,200            52,520
 * Arris Group, Inc.                                                    58,221           331,277
 * Arrow Electronics, Inc.                                              11,677           286,437
 * Ascential Software Corp.                                             16,259           222,261
*# ATA Holdings Corp.                                                    4,600             5,060
 * Atmel Corp.                                                          18,120            64,326
 * Audiovox Corp. Class A                                               12,800           191,360
 * Avnet, Inc.                                                          96,400         1,773,760
   AVX Corp.                                                           138,900         1,748,751
 * Aztar Corp.                                                          15,100           510,682
   Baldwin & Lyons, Inc. Class B                                         4,725           122,850
 * Bally Total Fitness Holding Corp.                                    13,300            44,289
   Bandag, Inc. Class A                                                  3,800           173,204
   Banner Corp.                                                          4,497           148,491
 * Barnes & Noble, Inc.                                                 34,500           934,260
   Bassett Furniture Industries, Inc.                                    4,600            90,666
   Bay View Capital Corp.                                                3,460            59,512
 * BearingPoint, Inc.                                                   19,700           171,390
 # Beazer Homes USA, Inc.                                               10,600         1,314,400
   Belden CDT, Inc.                                                     12,500   $       289,875
 * Beverly Enterprises, Inc.                                             5,200            45,084
 * Big Lots, Inc.                                                       89,900         1,042,840
   Black Box Corp.                                                      11,400           486,552
 # Blockbuster, Inc. Class A                                            29,700           251,856
   Bob Evans Farms, Inc.                                                24,200           611,050
 * Boca Resorts, Inc.                                                   27,200           651,168
 * Bombay Co., Inc.                                                      5,100            35,292
 # Borders Group, Inc.                                                  54,200         1,234,676
 # Bowater, Inc.                                                        44,500         1,802,695
   Bowne & Co., Inc.                                                    27,430           422,422
   Brookline Bancorp, Inc.                                               5,470            88,614
   Brown Shoe Company, Inc.                                              1,100            31,372
 * Buckeye Technologies, Inc.                                           29,800           369,222
   Building Materials Holding Corp.                                        300            10,935
   Burlington Coat Factory
     Warehouse Corp.                                                    34,800           811,188
   C&D Technologies, Inc.                                               17,800           308,474
   Calgon Carbon Corp.                                                  15,300           143,055
   Callaway Golf Co.                                                     7,500            88,200
   Cambrex Corp.                                                         2,400            59,520
 * Caraustar Industries, Inc.                                           21,800           350,762
   Carpenter Technology Corp.                                           16,600           970,270
   Casey's General Stores, Inc.                                         34,935           676,691
 * Castle (A.M.) & Co.                                                   6,200            78,864
 * Central Garden & Pet Co.                                             14,790           572,373
   Central Parking Corp.                                                24,700           374,946
 * Century Business Services, Inc.                                      64,700           278,210
 * Cenveo, Inc.                                                         13,200            42,108
 * Charming Shoppes, Inc.                                               87,714           820,126
*# Charter Communications, Inc.                                         50,200           108,432
   Chesapeake Corp.                                                     13,700           369,763
 * Chiquita Brands International, Inc.                                   2,600            51,428
 * Ciber, Inc.                                                          46,900           437,577
 * CIENA Corp.                                                          80,600           205,530
 * Cincinnati Bell, Inc.                                                85,400           307,440
   CIRCOR International, Inc.                                            5,950           124,057
 * CMS Energy Corp.                                                     72,075           735,165
 * CNA Surety Corp.                                                     27,800           363,068
   Coachmen Industries, Inc.                                             6,100            98,027
 * Coherent, Inc.                                                       22,036           636,620
 * Collins & Aikman Corp.                                               57,800           205,190
 * Columbus McKinnon Corp.                                               3,400            26,894
 * Comfort Systems USA, Inc.                                            14,800           106,560
   Commerce Group, Inc.                                                  5,100           302,889
   Commercial Federal Corp.                                             34,500         1,004,985
   Commercial Metals Co.                                                19,800           897,732
   Community Bank System, Inc.                                          16,800           465,360
 * CompuCredit Corp.                                                    27,900           668,763
 * Compuware Corp.                                                     170,436           983,416
 * COMSYS IT Partners, Inc.                                                 44               396
 * Conexant Systems, Inc.                                               34,691            69,035
 * Conmed Corp.                                                         23,900           692,383
 * Consolidated Freightways Corp.                                          400                 1
 * Consolidated Graphics, Inc.                                           5,000           236,500
 * Continental Airlines, Inc.                                           53,200           592,648
 * Convergys Corp.                                                      14,300           212,641
   Cooper Tire & Rubber Co.                                             55,000         1,123,100

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Corixa Corp.                                                          6,100   $        22,875
   Corn Products International, Inc.                                    25,240         1,373,561
 * Corrections Corporation of America                                    3,500           138,250
 * Covenant Transport, Inc. Class A                                      4,900            94,178
 * Cox Radio, Inc.                                                       4,200            66,780
 * Credence Systems Corp.                                               53,185           406,333
 * Cross Country Healthcare, Inc.                                       24,361           432,408
 * Crown Media Holdings, Inc.                                            8,355            74,025
   CSS Industries, Inc.                                                  4,600           147,798
 * CTI Molecular Imaging, Inc.                                           8,300           111,054
   CTS Corp.                                                            25,300           338,008
 * Cumulus Media, Inc. Class A                                          38,600           589,808
 * CuraGen Corp.                                                         5,766            34,769
   Dana Corp.                                                           25,000           408,750
   Delphi Financial Group, Inc.
     Class A                                                            18,317           851,008
   Dillards, Inc. Class A                                               61,414         1,546,405
   DIMON, Inc.                                                          17,500           113,925
 * Dollar Thrifty Automotive Group,
     Inc.                                                               16,800           451,752
 * DoubleClick, Inc.                                                    67,820           508,650
   Downey Financial Corp.                                               19,000         1,097,060
 * DuPont Photomasks, Inc.                                              12,679           334,472
 * Dura Automotive Systems, Inc.                                         6,150            55,965
*# Dynegy, Inc.                                                        129,400           731,110
 * E.piphany, Inc.                                                      47,432           214,393
 * Edgewater Technology, Inc.                                            4,472            18,693
   Electro Rent Corp.                                                    9,700           137,546
 * Electroglas, Inc.                                                     7,500            24,450
 * Electronics for Imaging, Inc.                                         2,300            38,479
 * EMCOR Group, Inc.                                                     1,500            69,330
 * Emmis Communications Corp.
     Class A                                                            27,823           514,447
 * EnPro Industries, Inc.                                                2,100            60,354
 * Entercom Communications Corp.                                         4,100           147,682
 * Entravision Communications Corp.                                     47,300           387,860
 * Esterline Technologies Corp.                                         14,700           523,320
 * Exar Corp.                                                           28,202           394,264
 * Fairchild Corp. Class A                                               8,736            26,208
 * Fairchild Semiconductor Corp.
     Class A                                                            11,900           182,070
   FBL Financial Group, Inc. Class A                                    18,300           520,086
*# Federal-Mogul Corp.                                                  98,700            36,519
   First American Corp.                                                 62,300         2,052,785
   First Citizens BancShares, Inc.                                       3,500           476,227
   First Merchants Corp.                                                   400            10,780
   First Niagara Financial Group, Inc.                                   2,000            28,880
   Flowers Foods, Inc.                                                  13,925           425,130
 * Flowserve Corp.                                                      42,500         1,071,850
 * Forest Oil Corp.                                                     42,400         1,442,872
 * Franklin Covey Co.                                                    6,500            12,935
 * FSI International, Inc.                                               2,100             9,450
 * FTI Consulting, Inc.                                                  4,300            86,731
   Fuller (H.B.) Co.                                                     2,300            65,826
   Furniture Brands International, Inc.                                  5,500           133,595
 * GameStop Corp. Class B                                               14,658           311,043
 * Gateway, Inc.                                                        58,900           401,109
   GATX Corp.                                                           38,600         1,136,384
 * Gaylord Entertainment Co.                                            27,650           974,386
 * Genesis HealthCare Corp.                                                800            25,800
 * Gerber Scientific, Inc.                                               8,700            68,295
   Gibraltar Industries, Inc.                                            9,450   $       227,650
   Glatfelter (P.H.) Co.                                                35,400           507,282
 * Glenayre Technologies, Inc.                                          25,600            46,848
   Goody's Family Clothing, Inc.                                        12,700           123,698
   Granite Construction, Inc.                                            5,400           143,316
 * Graphic Packaging Corp.                                               6,900            56,304
   Gray Television, Inc.                                                33,400           501,000
   Great American Financial
     Resources, Inc.                                                    18,400           321,264
 * Great Atlantic & Pacific Tea Co., Inc.                               19,250           145,530
 * Group 1 Automotive, Inc.                                             15,900           469,209
 * Ha-Lo Industries, Inc.                                               27,300                19
 * Hain Celestial Group, Inc.                                           24,600           477,978
   Handleman Co.                                                        17,100           362,520
 * Hanger Orthopedic Group, Inc.                                         6,900            53,820
 * Hanover Compressor Co.                                               62,800           916,880
   Harleysville Group, Inc.                                             24,000           576,960
   Hearst-Argyle Television, Inc.                                       30,500           783,850
   Heico Corp.                                                           2,900            62,060
   Helmerich & Payne, Inc.                                              40,100         1,308,463
 * Hexcel Corp.                                                         15,100           230,275
   Horace Mann Educators Corp.                                          29,300           556,700
 * Houston Exploration Co.                                              22,300         1,335,770
   Hughes Supply, Inc.                                                  43,000         1,413,840
 * Human Genome Sciences, Inc.                                          87,761           965,371
 * Hutchinson Technology, Inc.                                           1,500            49,155
 * Hypercom Corp.                                                       18,900           114,912
 * Identix, Inc.                                                         6,288            49,864
 * IDT Corp.                                                            18,800           275,796
   IHOP Corp.                                                            5,900           249,983
   IKON Office Solutions, Inc.                                         112,100         1,264,488
   Imation Corp.                                                         3,300           106,293
 * IMCO Recycling, Inc.                                                  6,000            96,960
 * Incyte Corp.                                                         27,400           281,398
 * InFocus Corp.                                                        27,400           183,580
 * Infonet Services Corp.                                              143,300           285,167
   Ingles Market, Inc. Class A                                           4,000            51,160
 * Ingram Micro, Inc.                                                  108,800         2,093,312
 * Insight Communications Co., Inc.                                     40,300           341,341
 * Insight Enterprises, Inc.                                            33,881           685,413
 * Insituform Technologies, Inc.
     Class A                                                            10,977           256,203
 * Instinet Group, Inc.                                                163,976           982,216
 * Integrated Device Technology, Inc.                                    4,600            52,210
 * Integrated Electrical Services, Inc.                                 17,900            54,058
 * Interface, Inc. Class A                                              24,800           245,520
 * Interland, Inc.                                                         180               565
   Intermet Corp.                                                        7,500               975
   Interpool, Inc.                                                      10,750           229,512
   Intersil Corp.                                                          700            11,270
 * Iomega Corp.                                                         25,700           116,935
 * Ionics, Inc.                                                         15,800           682,718
   Irwin Financial Corp.                                                 2,200            58,542
 * Jacuzzi Brands, Inc.                                                 13,800           128,892
 * Jakks Pacific, Inc.                                                  17,699           329,555
 * JDA Software Group, Inc.                                             18,852           247,338
 * Jo-Ann Stores, Inc.                                                  15,800           434,816
 * K2, Inc.                                                             31,800           536,784
   Kaman Corp. Class A                                                   9,000           108,000
*# Kansas City Southern                                                 47,700           811,377
 * Keane, Inc.                                                           3,300            51,150

                                                                        SHARES            VALUE+
                                                                        ------            ------
  Kellwood Co.                                                          19,200   $       668,352
  Kelly Services, Inc. Class A                                          25,200           766,080
* Kemet Corp.                                                           66,000           584,760
  Kennametal, Inc.                                                       4,200           215,460
  Kimball International, Inc. Class B                                   16,239           241,961
* Kindred Healthcare, Inc.                                              25,500           696,150
* Knight Trading Group, Inc.                                            64,431           735,158
  La-Z-Boy, Inc.                                                         2,200            33,770
* LaBranche & Co., Inc.                                                 45,900           367,659
* Laidlaw International, Inc.                                            6,800           128,520
* Lakes Entertainment, Inc.                                              8,300           115,785
  LandAmerica Financial Group, Inc.                                     14,900           795,660
  Landry's Restaurants, Inc.                                            18,800           555,540
* Lattice Semiconductor Corp.                                           69,400           370,457
  Lawson Products, Inc.                                                    185             9,037
  Liberty Corp.                                                         12,700           553,720
* Linens 'n Things, Inc.                                                 4,500           111,780
  Lithia Motors, Inc. Class A                                           10,500           266,490
  Lone Star Steakhouse & Saloon,
    Inc.                                                                17,372           468,870
  Longs Drug Stores Corp.                                               30,000           801,000
  Longview Fibre Co.                                                    39,200           681,296
  Louisiana-Pacific Corp.                                               68,600         1,678,642
* LSI Logic Corp.                                                      215,500         1,139,995
  Lubrizol Corp.                                                        36,100         1,247,255
* Luby's, Inc.                                                          10,400            74,256
* M&F Worldwide Corp.                                                    7,100            92,655
  M/I Homes, Inc.                                                        1,000            45,210
  MAF Bancorp, Inc.                                                     22,840         1,048,356
* Magnetek, Inc.                                                         8,700            57,507
* Magnum Hunter Resources, Inc.                                         60,200           806,680
* Mastec, Inc.                                                           8,800            73,832
* Maxxam, Inc.                                                           2,600            77,974
* Maxygen, Inc.                                                          3,900            39,351
  MCG Capital Corp.                                                      2,900            49,300
  Media General, Inc. Class A                                           18,000         1,119,600
* MedQuist, Inc.                                                        28,200           341,925
* Metris Companies, Inc.                                                40,500           468,990
  Midland Co.                                                            6,900           219,420
* Milacron, Inc.                                                        19,167            57,309
  Minerals Technologies, Inc.                                           13,600           902,360
* MIPS Technologies, Inc.                                                1,559            13,641
* MKS Instruments, Inc.                                                 32,446           551,258
* Mobile Mini, Inc.                                                      4,047           122,584
  Modine Manufacturing Co.                                              26,924           865,607
* Mondavi (Robert) Corp. Class A                                         7,500           422,250
  Movado Group, Inc.                                                    12,000           220,800
  Movie Gallery, Inc.                                                      200             3,486
* MPS Group, Inc.                                                       78,800           887,288
* MRV Communications, Inc.                                              16,522            63,758
* MSC.Software Corp.                                                     5,000            47,550
  Mueller Industries, Inc.                                              23,900           734,447
  Myers Industries, Inc.                                                12,310           139,472
  NACCO Industries, Inc. Class A                                         4,100           448,909
  National Presto Industries, Inc.                                       2,700           122,418
* NCI Building Systems, Inc.                                            13,500           500,850
* NCO Group, Inc.                                                       22,195           557,316
* Neoforma, Inc.                                                         4,600            34,178
  NetBank, Inc.                                                         18,773           192,799
* NetIQ Corp.                                                           43,858           538,138
* NetRatings, Inc.                                                      11,490           229,800
* NewMarket Corp.                                                        5,560   $       106,696
* Newpark Resources, Inc.                                               57,600           329,472
* Newport Corp.                                                         28,288           349,074
* Northwest Airlines Corp.                                              33,500           343,040
* OCA, Inc.                                                             31,100           177,892
* Ocwen Financial Corp.                                                 28,600           266,838
# Odyssey Re Holdings Corp.                                             49,600         1,197,840
* Offshore Logistics, Inc.                                              15,800           598,820
* Ohio Casualty Corp.                                                   42,700           917,196
* Oil States International, Inc.                                        16,500           336,105
* OM Group, Inc.                                                         2,800            86,072
* Oplink Communications, Inc.                                           62,000           127,100
* Oregon Steel Mills, Inc.                                              10,100           181,598
  Overseas Shipholding Group, Inc.                                      30,000         1,970,700
  Park Electrochemical Corp.                                            13,950           294,205
* Parker Drilling Co.                                                   36,300           158,631
* Pathmark Stores, Inc.                                                 11,800            65,018
* Paxson Communications Corp.                                           18,600            21,576
* Payless ShoeSource, Inc.                                              47,400           553,632
* Pegasus Solutions, Inc.                                                  200             2,338
  Pep Boys - Manny, Moe & Jack                                          40,300           634,725
  PepsiAmericas, Inc.                                                   65,300         1,378,483
* Per-Se Technologies, Inc.                                             11,800           162,722
  Phillips-Van Heusen Corp.                                             21,500           586,950
* Photronics, Inc.                                                      22,774           429,062
* Pico Holdings, Inc.                                                    4,200            86,562
* Pinnacle Entertainment, Inc.                                          21,300           387,234
* Plains Exploration & Production Co.                                    1,200            33,636
* Plexus Corp.                                                          26,809           368,624
* PMA Capital Corp. Class A                                             16,434           163,518
* PolyOne Corp.                                                         36,900           340,587
  Pope & Talbot, Inc.                                                    1,900            31,920
* Powerwave Technologies, Inc.                                          42,100           340,505
  Presidential Life Corp.                                               20,305           339,297
* PRG-Schultz International, Inc.                                       27,514           148,576
* Pride International, Inc.                                             81,500         1,594,140
* ProcureNet, Inc.                                                      13,000                13
* Protection One, Inc.                                                   3,900             1,014
  Protective Life Corp.                                                 34,500         1,443,825
  Pulitzer, Inc.                                                         6,000           381,660
  Quanex Corp.                                                          11,100           654,900
* Quanta Services, Inc.                                                 88,200           680,022
* Quantum Corp.                                                         18,100            51,766
* Radio One, Inc.                                                       15,500           215,140
* RailAmerica, Inc.                                                     25,400           325,120
  Regal-Beloit Corp.                                                    17,100           482,391
# Reinsurance Group of America, Inc.                                    24,900         1,155,858
  Reliance Steel & Aluminum Co.                                         25,600         1,021,696
* Remec, Inc.                                                           16,400            98,892
* Rent-Way, Inc.                                                         9,700            82,256
  Resource America, Inc.                                                12,200           359,046
* Retail Ventures, Inc.                                                 13,300            97,489
  Riggs National Corp.                                                  13,800           277,656
* Riverstone Networks, Inc.                                             13,200            14,190
  RLI Corp.                                                             17,600           733,040
  Rock-Tenn Co. Class A                                                 24,500           395,430
* Rowan Companies, Inc.                                                 65,800         1,704,220
* RTI International Metals, Inc.                                        14,900           321,095
  Ruddick Corp.                                                         31,800           693,558
  Russ Berrie & Co., Inc.                                                5,600           127,344
  Russell Corp.                                                         25,100           460,334

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Ryan's Restaurant Group, Inc.                                        29,100   $       444,357
   Ryerson Tull, Inc.                                                   17,418           281,823
 * Safeguard Scientifics, Inc.                                          66,500           133,665
 * SafeNet, Inc.                                                        15,600           556,296
   Saks, Inc.                                                           99,900         1,389,609
 * ScanSoft, Inc.                                                       66,372           242,258
   Schulman (A.), Inc.                                                  22,055           473,080
   Schweitzer-Maudoit International,
     Inc.                                                               10,500           362,880
   SCPIE Holdings, Inc.                                                  3,900            38,961
 * SCS Transportation, Inc.                                              5,750           121,612
   Seaboard Corp.                                                          540           405,000
 * SEACOR Holdings, Inc.                                                14,650           813,075
   Selective Insurance Group, Inc.                                      19,400           868,926
 * Sequa Corp. Class A                                                   2,800           167,160
 * Sequa Corp. Class B                                                   1,300            78,325
 * Sequenom, Inc.                                                       13,200            11,748
 * Service Corp. International                                         236,400         1,668,984
*# Shaw Group, Inc.                                                     46,700           687,891
 * Shiloh Industries, Inc.                                               5,300            68,794
 * ShopKo Stores, Inc.                                                  23,400           418,392
*# Silicon Graphics, Inc.                                               79,700           128,317
 * Six Flags, Inc.                                                      70,700           343,602
   Skyline Corp.                                                         3,300           136,455
 * Skyworks Solutions, Inc.                                                 86               854
   Smith (A.O.) Corp.                                                   16,750           503,338
 * Sola International, Inc.                                             22,500           486,000
   Sonic Automotive, Inc.                                               24,300           603,369
 * SonicWALL, Inc.                                                      49,600           305,040
 * SOURCECORP, Inc.                                                     10,200           169,626
   South Jersey Industries, Inc.                                         9,600           493,536
 * Spherion Corp.                                                       45,800           360,904
 * Spinnaker Exploration Co.                                            24,300           881,361
 * SR Telecom, Inc.                                                         21                64
   StanCorp Financial Group, Inc.                                       22,600         1,786,530
   Standard Motor Products, Inc.                                         7,700           120,043
   Standard Pacific Corp.                                               23,800         1,333,038
   Standard Register Co.                                                12,800           168,448
   Starrett (L.S.) Co. Class A                                           2,000            39,760
   Steelcase, Inc. Class A                                              35,500           472,150
   Stepan Co.                                                            3,500            89,145
   Stewart & Stevenson Services, Inc.                                   20,000           400,000
 * Stewart Enterprises, Inc.                                            75,400           559,468
   Stewart Information Services Corp.                                   13,400           584,910
 * Stillwater Mining Co.                                                46,800           555,048
 * Stoneridge, Inc.                                                      8,800           133,848
   Stride Rite Corp.                                                    26,300           289,563
*# Sunrise Senior Living, Inc.                                          17,800           764,510
 * Swift Energy Corp.                                                   22,400           679,616
   SWS Group, Inc.                                                       1,100            23,221
 * Sycamore Networks, Inc.                                             207,882           779,558
 * Systemax, Inc.                                                       13,350            92,115
 * Tech Data Corp.                                                      40,700         1,847,373
   Tecumseh Products Co. Class A                                         8,800           402,952
   Tecumseh Products Co. Class B                                         2,200            96,360
 * Teleglobe International Holdings,
     Ltd.                                                                3,100            10,633
 * Terra Industries, Inc.                                               51,000           418,200
 * Tesoro Petroleum Corp.                                               45,900         1,520,208
   Texas Industries, Inc.                                               16,900         1,014,000
   The Marcus Corp.                                                     14,400           329,040
 * The Mens Warehouse, Inc.                                              1,900   $        60,135
   The Phoenix Companies, Inc.                                          66,100           806,420
 * THQ, Inc.                                                            29,337           629,572
   Tidewater, Inc.                                                      43,500         1,475,955
 * Timco Aviation Services, Inc.                                           910               328
 * Time Warner Telecom, Inc.                                            29,130           110,403
   Timken Co.                                                           62,600         1,627,600
   Titan International, Inc.                                             8,100           101,088
*# Tower Automotive, Inc.                                               33,800            60,840
 * Trammell Crow Co.                                                    26,600           454,860
 * Trans World Entertainment Corp.                                      15,200           171,456
*# Transmeta Corp.                                                       2,000             3,380
 * TransMontaigne, Inc.                                                  6,500            35,295
   Tredegar Industries, Inc.                                            29,300           545,859
*# Trenwick Group, Ltd.                                                 38,857               466
 * Triad Guaranty, Inc.                                                 10,100           606,000
 * Triad Hospitals, Inc.                                                29,300         1,075,017
 * Trico Marine Services, Inc.                                          14,200             4,970
   Trinity Industries, Inc.                                             35,600         1,258,460
 * Triquint Semiconductor, Inc.                                         70,451           305,053
 * Triumph Group, Inc.                                                  11,100           450,216
 * TriZetto Group, Inc.                                                 12,500            88,500
 * Tweeter Home Entertainment
     Group, Inc.                                                         9,400            60,254
   UICI                                                                 10,700           357,380
   UMB Financial Corp.                                                  15,953           893,528
 * Unifi, Inc.                                                          21,100            78,492
   Unifirst Corp.                                                        5,900           163,076
   United Auto Group, Inc.                                              32,300           921,196
   United Community Financial Corp.                                     22,800           261,972
 * United Rentals, Inc.                                                 56,200         1,004,294
 * Universal American Financial Corp.                                   14,740           196,779
 * Universal Compression Holdings,
     Inc.                                                               23,860           889,978
   Universal Forest Products, Inc.                                       5,800           250,328
 * Universal Stainless & Alloy Products,
     Inc.                                                                2,500            36,800
 * URS Corp.                                                            30,100           904,204
   USEC, Inc.                                                           63,300           666,549
   USF Corp.                                                            22,220           821,473
 * Vail Resorts, Inc.                                                   20,460           465,465
   Valhi, Inc.                                                          65,800         1,020,558
 * Veritas DGC, Inc.                                                    26,000           608,400
 * Vignette Corp.                                                       63,300            80,391
 * Vishay Intertechnology, Inc.                                        106,000         1,548,660
   Visteon Corp.                                                        94,100           796,086
 * Volt Information Sciences, Inc.                                       6,000           183,000
   Watsco, Inc. Class A                                                     50             1,654
   Wausau-Mosinee Paper Corp.                                           39,700           712,615
   Weis Markets, Inc.                                                   18,700           718,080
   Wellman, Inc.                                                        12,500           128,625
   Wesco Financial Corp.                                                 2,775         1,069,069
 * Wilson Greatbatch Technologies,
     Inc.                                                                2,100            42,105
 * Wolverine Tube, Inc.                                                  4,800            50,976
   Woodward Governor Co.                                                   841            61,267
   York International Corp.                                             29,000         1,069,230
 * Zoran Corp.                                                          28,100           332,985
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $188,809,468)                                                                203,487,286
                                                                                 ---------------

                                                                        SHARES            VALUE+
                                                                        ------            ------
RIGHTS/WARRANTS -- (0.1%)
 * Chiquita Brands International, Inc. Warrants 03/19/09                24,308   $       133,694
 * Imperial Credit Industries, Inc. Warrants 01/31/08                      511                 0
 * Timco Aviation Services, Inc. Warrants 02/27/07                       2,178                 0
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,119,289)                                                                      133,694
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
BONDS -- (0.0%)
* Timco Aviation Services, Inc. Jr. Subordinated Note
    8.000%, 01/02/07
    (Cost $0)                                                  $             1                 0
                                                                                 ---------------
TEMPORARY CASH
   INVESTMENTS -- (5.1%)
  Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%,
    12/01/04 (Collateralized by $11,210,000 U.S. Treasury
    Bill, 03/10/05, valued at $11,141,619) to be repurchased
    $10,921,186
    (Cost $10,920,598)^                                                 10,921        10,920,598
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $200,849,355)                                                            $   214,541,578
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (94.4%)
   1st Source Corp.                                                    297,344   $     7,805,280
 * AAR Corp.                                                         1,070,730        14,636,879
   ABC Bancorp                                                          18,280           378,396
 * Ablest, Inc.                                                         16,800           124,656
   Abrams Industries, Inc.                                              10,000            39,000
 * ABX Air, Inc.                                                       726,200         5,707,932
 * Accelrys, Inc.                                                      832,759         5,213,071
 * Aclara BioSciences, Inc.                                            461,715         1,929,969
 * Acme Communications, Inc.                                           460,203         2,705,994
 * ACT Teleconferencing, Inc.                                          196,686           222,255
 * Actel Corp.                                                          14,217           243,964
   Action Performance Companies, Inc.                                  117,500         1,267,825
 * ActivCard Corp.                                                      24,943           198,546
 * Active Power, Inc.                                                  996,765         4,535,281
   Adams Resources & Energy, Inc.                                        6,700           118,925
 * Adaptec, Inc.                                                     1,278,294         9,970,693
 * Adept Technology, Inc.                                               94,800           156,420
 * Advanced Digital Information Corp.                                   49,200           451,656
   Advanced Marketing Services, Inc.                                    34,200           367,650
 * Advanced Power Technology, Inc.                                     235,348         1,767,463
   Advanta Corp. Class A                                               281,453         6,298,918
   Advanta Corp. Class B Non-Voting                                    494,299        11,803,860
 * Aehr Test Systems                                                    89,200           194,456
 * AEP Industries, Inc.                                                196,050         2,144,787
 * Aether Systems, Inc.                                              1,351,051         5,025,910
 * Aetrium, Inc.                                                        69,748           251,093
 * Aftermarket Technology Corp.                                         15,855           276,194
 * Agile Software Corp.                                                227,921         1,905,420
   Agilysys, Inc.                                                      929,834        15,370,156
 * Air Methods Corp.                                                   210,894         1,533,199
 * AirNet Systems, Inc.                                                312,700         1,031,910
 * Airspan Networks, Inc.                                               94,500           518,805
 * AK Steel Holding Corp.                                            2,252,816        29,083,855
*# Akamai Technologies, Inc.                                           355,127         4,598,895
   Alamo Group, Inc.                                                   158,700         3,316,830
*# Alaska Air Group, Inc.                                            1,004,900        31,383,027
 * Alaska Communications Systems
     Group, Inc.                                                       251,100         2,156,949
 * Albany Molecular Research, Inc.                                      28,100           301,232
 * Alderwoods Group, Inc.                                               75,400           797,732
 # Aldila, Inc.                                                         78,966         1,027,348
   Alexander & Baldwin, Inc.                                           844,086        35,713,279
 * All American Semiconductor, Inc.                                     29,260           178,486
   Allen Organ Co. Class B                                               5,000           326,925
 * Alliance Semiconductor Corp.                                      1,130,414         3,956,449
 * Allied Defense Group, Inc.                                          148,100         3,033,088
 * Allied Healthcare International, Inc.                               228,600         1,229,868
 * Allied Healthcare Products, Inc.                                    124,200           768,798
 * Allied Holdings, Inc.                                               111,535           286,087
 * Allied Motion Technologies, Inc.                                     45,300           310,350
 * Allmerica Financial Corp.                                           300,700         9,787,785
 * Allou HealthCare, Inc. Class A                                        2,000                 0
 * Alloy, Inc.                                                         869,729         3,913,780
 * Allscripts Healthcare Solutions, Inc.                               309,631         3,049,865
 * Almost Family, Inc.                                                  13,700           168,510
 * Alpha Technologies Group, Inc.                                       82,112            82,112
   Alpharma, Inc. Class A                                            1,343,000        22,307,230
   Ambassadors International, Inc.                                     159,500   $     2,191,530
 * AMC Entertainment, Inc.                                             407,200         7,871,176
 * Amcast Industrial Corp.                                             149,800            82,390
 * Amerco, Inc.                                                        154,800         6,370,020
*# America West Holdings Corp.
     Class B                                                           650,300         3,778,243
 * American Banknote Corp.                                                 745               104
 * American Biltrite, Inc.                                              45,600           542,640
*# American Business Financial
     Services, Inc.                                                     43,184           150,280
 * American Dental Partners, Inc.                                       69,500         1,272,545
   American Greetings Corp. Class A                                  1,214,100        32,319,342
   American Italian Pasta Co.                                           31,300           602,838
 * American Medical Security Group,
     Inc.                                                              368,400        11,910,372
   American Pacific Corp.                                              104,300           870,905
 * American Physicians Capital, Inc.                                   281,057         9,362,009
   American Physicians Services
     Group, Inc.                                                        36,300           368,445
 * American Retirement Corp.                                           269,200         2,140,140
   American Shared Hospital Services                                    30,900           162,843
   American Software, Inc. Class A                                     278,650         1,657,967
 * American Technical Ceramics Corp.                                    83,100           831,831
   Americana Bancorp                                                    26,030           407,369
 * AmeriServe Financial, Inc.                                          404,084         2,101,237
   Ameron International Corp.                                          254,621         9,670,506
 # AmerUs Group Co.                                                    486,485        21,196,151
 * Amistar Corp.                                                        42,300           143,820
   Ampco-Pittsburgh Corp.                                              200,200         2,696,694
   Amrep Corp.                                                          96,692         1,720,151
 * Amtech Systems, Inc.                                                  6,000            25,500
*# Anadigics, Inc.                                                     922,617         3,109,219
 * Analex Corp.                                                          1,800             7,290
   Analogic Corp.                                                       95,938         4,347,910
 * Analysts International Corp.                                        521,316         1,746,409
*# Analytical Surveys, Inc.                                                830             2,166
 * Anaren, Inc.                                                        480,476         6,454,715
   Andersons, Inc.                                                      96,900         2,217,072
 * Angeion Corp.                                                           315               813
   Angelica Corp.                                                      206,900         5,244,915
 * Angelo & Maxie's, Inc.                                               25,350            18,886
 * AnswerThink, Inc.                                                   141,400           637,714
 * APA Enterprises, Inc.                                               157,400           339,984
 * Applica, Inc.                                                       813,100         4,106,155
 * Applied Extrusion Technologies, Inc.                                306,500            52,105
 * Applied Films Corp.                                                  29,892           662,407
   Applied Industrial Technologies, Inc.                               645,600        26,889,240
 * Applied Innovation, Inc.                                             51,000           182,580
 * Applied Micro Circuits Corp.                                      1,007,300         3,706,864
 * Apropos Technology, Inc.                                            389,416         1,164,354
 * Aradigm Corp.                                                         3,400             5,168
 * Arch Capital Group, Ltd.                                             34,800         1,355,460
   Arch Chemicals, Inc.                                                375,887        10,975,900
 * Arena Pharmaceuticals, Inc.                                         802,721         4,495,318
 * Argonaut Group, Inc.                                                785,721        15,620,133
 * Argonaut Technologies, Inc.                                           8,000             7,440
 * Ariba, Inc.                                                         116,683         1,925,269
 * Arlington Hospitality, Inc.                                          70,000           203,000

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Armstrong Holdings, Inc.                                            387,200   $     1,006,720
 * Arqule, Inc.                                                        699,045         3,872,709
 * Arris Group, Inc.                                                 1,760,935        10,019,720
 * Art Technology Group, Inc.                                          207,812           230,671
 * Artesyn Technologies, Inc.                                          119,730         1,139,830
   ASB Financial Corp.                                                  13,100           291,475
 * Ascential Software Corp.                                            347,588         4,751,528
 * Ashworth, Inc.                                                      434,297         3,930,388
 * Aspen Technology, Inc.                                              346,300         1,998,151
*# Astea International, Inc.                                            13,200            94,644
 * Astec Industries, Inc.                                              181,210         3,015,334
   Astro-Med, Inc.                                                      30,440           274,904
 * Astronics Corp.                                                      19,687            97,451
 * Astronics Corp. Class B                                               7,756            38,586
*# AstroPower, Inc.                                                     28,600               272
*# ATA Holdings Corp.                                                  184,300           202,730
 * Atari, Inc.                                                          11,280            25,606
 * Atlantic American Corp.                                              42,900           128,700
 * Atlantis Plastics, Inc.                                              65,500         1,084,025
   Atrion Corp.                                                         36,150         1,634,703
 * ATS Medical, Inc.                                                    21,900            86,943
 * Audiovox Corp. Class A                                              652,017         9,747,654
 * Ault, Inc.                                                           93,400           295,144
 * Avalon Holding Corp. Class A                                         25,112            77,847
 * Avanex Corp.                                                        405,100         1,255,810
 * Avatar Holdings, Inc.                                                75,500         3,568,885
*# Avici Systems, Inc.                                                 326,203         2,332,351
 * Avigen, Inc.                                                        652,714         2,251,863
 * AVTEAM, Inc. Class A                                                  1,300                 2
 * Aware, Inc.                                                         560,124         2,750,209
 * AXT, Inc.                                                           465,578           791,483
 * Aztar Corp.                                                         638,000        21,577,160
 * AZZ, Inc.                                                            81,100         1,236,775
 * Badger Paper Mills, Inc.                                             10,400            44,096
   Bairnco Corp.                                                       114,700         1,341,990
 * Baker (Michael) Corp.                                                61,900         1,163,720
   Baldwin & Lyons, Inc. Class B                                        82,425         2,143,050
 * Baldwin Technology Co., Inc. Class A                                219,700           676,676
 * Ballantyne of Omaha, Inc.                                            32,200           138,138
 * Bally Total Fitness Holding Corp.                                   983,700         3,275,721
 * Bancinsurance Corp.                                                  76,470           567,407
   Bandag, Inc. Class A                                                112,600         5,132,308
   Banner Corp.                                                        336,312        11,105,022
 * Barrett Business Services, Inc.                                      76,000         1,140,760
 * Barry (R.G.) Corp.                                                  153,864           538,524
   Bassett Furniture Industries, Inc.                                  378,155         7,453,435
   Bay View Capital Corp.                                              168,614         2,900,161
 # Beazer Homes USA, Inc.                                               66,700         8,270,800
 # Belden CDT, Inc.                                                  1,132,148        26,254,512
 * Bell Industries, Inc.                                               161,863           471,021
 * Bell Microproducts, Inc.                                            889,697         7,606,909
 * Beverly Enterprises, Inc.                                         1,430,200        12,399,834
   Beverly Hills Bancorp, Inc.                                           2,531            25,082
 * BF Enterprises, Inc.                                                  2,300            17,227
 * Big 4 Ranch, Inc.                                                    73,300                 0
*# Big Lots, Inc.                                                       33,200           385,120
 * Bioanalytical Systems, Inc.                                          17,100            89,775
 * Biosource International, Inc.                                       118,800           781,704
   Black Box Corp.                                                     115,427         4,926,424
   Black Hills Corp.                                                         3                92
   Blair Corp.                                                         262,290         9,180,150
 # Blockbuster, Inc. Class A                                           255,400   $     2,165,792
 * Blonder Tongue Laboratories, Inc.                                    22,600           107,350
 * Blue Martini Software, Inc.                                         186,891           519,370
 * Bluegreen Corp.                                                     887,098        14,104,858
 * BNS Co. Class A                                                      46,855           311,586
   Bob Evans Farms, Inc.                                               241,609         6,100,627
 * Boca Resorts, Inc.                                                1,159,264        27,752,780
 * Bogen Communications
     International, Inc.                                                44,700           220,147
 * Bolt Technology Corp.                                                13,700            71,788
 * Bombay Co., Inc.                                                  1,191,540         8,245,457
   Bon-Ton Stores, Inc.                                                427,116         5,979,624
*# Bookham, Inc.                                                       149,621           801,969
   Books-A-Million, Inc.                                               313,700         2,892,314
 * Boston Communications Group, Inc.                                    33,500           298,150
   BostonFed Bancorp, Inc.                                              50,960         2,236,634
   Bowl America, Inc. Class A                                           44,122           622,120
   Bowne & Co., Inc.                                                 1,154,813        17,784,120
 * Boyds Collection, Ltd.                                              483,600         1,697,436
 * BrightStar Information Technology
     Group, Inc.                                                        83,400             1,668
 * Brillian Corp.                                                      122,950           378,686
   Brown Shoe Company, Inc.                                             57,500         1,639,900
 * Bruker BioSciences Corp.                                            137,950           635,949
 * Brush Engineered Materials, Inc.                                     24,809           483,775
 * BSQUARE Corp.                                                         1,100             1,254
 * BTU International, Inc.                                              91,200           271,776
 * Buca, Inc.                                                          606,708         3,640,248
 * Buckeye Technologies, Inc.                                        1,157,298        14,338,922
   Building Materials Holding Corp.                                    442,067        16,113,342
 * Bull Run Corp.                                                        8,560             3,167
   Burlington Coat Factory Warehouse
     Corp.                                                           1,364,501        31,806,518
 * Bush Industries, Inc. Class A                                         1,800               153
 * Butler International, Inc.                                           81,200           371,896
   C&D Technologies, Inc.                                               68,100         1,180,173
 * C-COR, Inc.                                                          10,700            95,765
 * CalAmp Corp.                                                          4,500            43,065
   Calgon Carbon Corp.                                               1,132,000        10,584,200
 * California Coastal Communities, Inc.                                 71,400         1,591,506
   California First National Bancorp                                    77,600         1,028,122
 * Caliper Life Sciences, Inc.                                         863,975         6,039,185
   Callaway Golf Co.                                                   181,500         2,134,440
 * Callon Petroleum Co.                                                552,700         7,743,327
 # Cal-Maine Foods, Inc.                                                 2,700            35,716
   Cambrex Corp.                                                       135,800         3,367,840
   Camco Financial Corp.                                                19,083           290,634
 * Cannon Express, Inc.                                                    900                 1
 * Canterbury Consulting Group, Inc.                                       842               363
 * Capital Pacific Holdings, Inc.                                      201,300           800,167
 * Capital Senior Living Corp.                                         751,499         3,900,280
 * Caprius, Inc.                                                         1,439               216
 * Capstone Turbine Corp.                                               62,150           116,220
 * Captaris, Inc.                                                      860,488         4,224,996
 * Caraustar Industries, Inc.                                          824,851        13,271,853
 * Cardiac Sciences, Inc.                                              115,544           244,953
*# Cardiotech International, Inc.                                       41,791           117,433
 * CareCentric, Inc.                                                    29,400            27,930
 * Career Blazers, Inc. Trust Units                                      9,540                 0
   Carpenter Technology Corp.                                          717,262        41,923,964
 * Carriage Services, Inc.                                             469,400         2,361,082

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Carrington Laboratories, Inc.                                       121,900   $       561,959
   Cascade Corp.                                                        65,150         2,090,663
   Casey's General Stores, Inc.                                        292,952         5,674,480
 * Castle (A.M.) & Co.                                                 217,730         2,769,526
   Castle Energy Corp.                                                 185,100         2,332,260
 * Casual Male Retail Group, Inc.                                      304,665         1,316,153
 * Catalina Lighting, Inc.                                              22,040           198,360
 * Catalytica Energy Systems, Inc.                                     231,300           485,730
 * Cavalier Homes, Inc.                                                368,581         2,038,253
   CDI Corp.                                                             5,100            98,532
 * Celadon Group, Inc.                                                  65,390         1,399,346
 * Celebrity, Inc. Escrow Shares                                        26,325                 0
   Celeritek, Inc.                                                     395,988         1,429,517
 * Cell Genesys, Inc.                                                    3,800            27,892
 * CellStar Corp.                                                      565,254         2,063,177
 * Centillium Communications, Inc.                                      20,979            52,867
 * Central Garden & Pet Co.                                            580,109        22,450,218
   Central Parking Corp.                                             1,067,311        16,201,781
 * Century Business Services, Inc.                                   1,603,542         6,895,231
 * Cenveo, Inc.                                                        598,600         1,909,534
 * Ceres Group, Inc.                                                   518,427         2,592,135
   CFS Bancorp, Inc.                                                   333,167         4,591,041
   Champion Industries, Inc.                                           104,200           390,750
 * Championship Auto Racing Teams,
     Inc.                                                               70,000             9,870
 * Champps Entertainment, Inc.                                         348,546         2,767,455
 * Channell Commercial Corp.                                            17,600           132,000
 * Charming Shoppes, Inc.                                            3,370,430        31,513,520
*# Chart Industries, Inc.                                                    3               141
*# Charter Communications, Inc.                                        116,600           251,856
   Chesapeake Corp.                                                    636,206        17,171,200
   Chicago Rivet & Machine Co.                                          10,800           290,736
 * Chiquita Brands International, Inc.                                  99,900         1,976,022
 * Chromcraft Revington, Inc.                                            5,900            73,809
 * Chronimed, Inc.                                                     368,961         2,431,453
*# Chyron Corp.                                                         10,800             5,940
 * Ciber, Inc.                                                       1,820,700        16,987,131
 * CIENA Corp.                                                       1,006,000         2,565,300
 * Cincinnati Bell, Inc.                                               123,800           445,680
 * Ciprico, Inc.                                                        70,900           294,235
   CIRCOR International, Inc.                                          475,515         9,914,488
 * Cirrus Logic, Inc.                                                  322,391         1,911,779
   Citizens South Banking Corp.                                          2,500            32,750
*# Citizens, Inc.                                                       99,306           640,528
 * Clark, Inc.                                                         606,028        10,090,366
 * Clarus Corp.                                                        391,100         3,392,792
 * CMS Energy Corp.                                                    743,769         7,586,444
 * CNA Surety Corp.                                                    367,195         4,795,567
   Coachmen Industries, Inc.                                           518,700         8,335,509
 * Coast Dental Services, Inc.                                          48,533           169,865
   Coast Distribution System                                            97,600           663,680
 * Coastcast Corp.                                                     101,900           233,351
 * Cobra Electronics Corp.                                              84,100           681,210
*# Coeur d'Alene Mines Corp.                                           213,200           978,588
 * Cogent Communications Group, Inc.                                     5,154             4,072
 * Cognitronics Corp.                                                    7,700            24,486
 * Coherent, Inc.                                                      982,579        28,386,707
 * Collins & Aikman Corp.                                            1,721,694         6,112,014
   Collins Industries, Inc.                                             30,500           179,340
 * Columbus McKinnon Corp.                                             163,365         1,292,217
 * Comarco, Inc.                                                       110,200           892,620
 * Comdial Corp.                                                        10,007   $        11,508
 * Comforce Corp.                                                       58,000           134,560
 * Comfort Systems USA, Inc.                                         1,245,500         8,967,600
   Commerce Group, Inc.                                                  5,200           308,828
*# Commerce One, Inc.                                                   96,400            15,665
   Commercial Federal Corp.                                          1,026,998        29,916,452
   Commercial Metals Co.                                               848,366        38,464,914
 * Commonwealth Industries, Inc.                                       229,662         3,006,276
   Communications Systems, Inc.                                         17,300           202,064
   Community Bank System, Inc.                                          99,700         2,761,690
   Community West Bancshares                                            11,000           116,050
 * Compex Technologies, Inc.                                           159,580           781,942
 * CompuCredit Corp.                                                   914,672        21,924,688
 * Compudyne Corp.                                                       8,138            57,788
 * Computer Horizons Corp.                                             545,091         2,071,346
 * Computer Network Technology Corp.                                   721,584         4,113,029
 * Computer Task Group, Inc.                                           158,300           576,212
 * CompX International, Inc.                                            37,300           598,665
 * Concord Camera Corp.                                                794,700         2,098,008
 * Conexant Systems, Inc.                                              383,556           763,276
 * Congoleum Corp. Class A                                              97,400           553,232
 * Conmed Corp.                                                        455,261        13,188,911
*# Consolidated Freightways Corp.                                       24,700                40
 * Consolidated Graphics, Inc.                                         262,594        12,420,696
 * Consumer Portfolio Services, Inc.                                    26,000           112,840
*# Continental Airlines, Inc.                                        2,193,500        24,435,590
 * Continental Materials Corp.                                           4,600           122,360
 * Convera Corp.                                                        35,985           167,690
*# Cooker Restaurant Corp.                                             109,768               384
   Cooper Tire & Rubber Co.                                            840,900        17,171,178
   Cooperative Bankshares, Inc.                                         19,000           524,400
 * Copper Mountain Networks, Inc.                                        1,100             3,453
 * Corautus Genetics, Inc.                                                 642             3,499
 * Core Molding Technologies, Inc.                                         500             1,335
*# Corixa Corp.                                                        126,900           475,875
   Corn Products International, Inc.                                   532,800        28,994,976
 * Cornell Companies, Inc.                                             437,448         6,408,613
 * Correctional Services Corp.                                         247,312           687,527
 * Corrpro Companies, Inc.                                              88,475           101,746
 * Cosine Communications, Inc.                                         295,653           907,655
 * Cost-U-Less, Inc.                                                    35,000           206,850
   Cotton States Life Insurance Co.                                      8,300           166,830
 * Covenant Transport, Inc. Class A                                    394,581         7,583,847
   CPAC, Inc.                                                           82,200           424,974
 * Credence Systems Corp.                                              897,936         6,860,231
 * Credit Acceptance Corp.                                             570,560        14,121,360
 * Criticare Systems, Inc.                                              91,000           242,060
 * Cross (A.T.) Co. Class A                                            234,300         1,115,268
 * Cross Country Healthcare, Inc.                                      416,421         7,391,473
 * Crossroads Systems, Inc.                                             22,000            29,700
 * Crown Andersen, Inc.                                                 22,900            32,060
 * Crown Financial Group, Inc.                                          44,700            14,751
 * Crown Media Holdings, Inc.                                          182,629         1,618,093
*# CryoLife, Inc.                                                       93,400           665,008
 * CSP, Inc.                                                            40,800           359,040
   CSS Industries, Inc.                                                252,150         8,101,579
   CT Communications, Inc.                                             260,187         3,442,274
   CTS Corp.                                                         1,068,400        14,273,824
 * Culp, Inc.                                                          364,718         2,195,602
 * Cumulus Media, Inc. Class A                                         706,152        10,790,003
 * CuraGen Corp.                                                     1,282,036         7,730,677

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Curative Health Services, Inc.                                        4,400   $        25,124
 * Curis, Inc.                                                              20                81
   Curtiss-Wright Corp.                                                151,900         9,053,240
   Cutter & Buck, Inc.                                                 310,737         4,623,767
 * Cybersource Corp.                                                   152,337         1,075,499
 * Cybex International, Inc.                                           114,200           496,770
*# CytRx Corp.                                                           2,800             3,388
   D&E Communications, Inc.                                            140,087         1,835,140
   D&K Healthcare Resources, Inc.                                      449,849         3,265,904
 * Daisytek International Corp.                                             37                 0
*# Dan River, Inc. Class A                                             366,100            16,108
 * Danielson Holding Corp.                                             128,450         1,049,436
 * Data I/O Corp.                                                       86,400           287,712
 * Data Systems & Software, Inc.                                        91,400           100,540
 * Datalink Corp.                                                      184,900           351,125
 * Dataram Corp.                                                        28,010           167,220
 * Dave & Busters, Inc.                                                182,140         3,406,018
 * Dawson Geophysical Co.                                               72,400         1,690,540
   Deb Shops, Inc.                                                      31,049           765,358
   Decorator Industries, Inc.                                           22,132           174,400
 * Del Global Technologies Corp.                                        69,917           178,988
 * Delphax Technologies, Inc.                                           70,700           289,092
   Delphi Financial Group, Inc. Class A                                842,263        39,131,539
   Delta Apparel, Inc.                                                 104,000         2,376,400
   Delta Financial Corp.                                                 4,900            49,490
   Delta Natural Gas Co., Inc.                                          27,300           702,975
 * Delta Woodside Industries, Inc.                                     130,000            85,800
 * Denali, Inc.                                                         69,500             6,950
 * Detrex Corp.                                                         12,800            23,680
 * Devcon International Corp.                                           52,300           810,650
 * Diedrich Coffee, Inc.                                                    13                58
 * Digimarc Corp.                                                      111,584         1,027,689
*# Digital Angel Corp.                                                 354,350         2,264,296
 * Digitas, Inc.                                                        13,555           111,287
   DIMON, Inc.                                                       1,501,167         9,772,597
 * Discovery Partners International, Inc.                              526,095         2,420,037
 * Distributed Energy Systems Corp.                                    905,845         2,427,665
 * Diversified Corporate Resources,
     Inc.                                                                1,600             1,382
 * Dixie Group, Inc.                                                   363,899         5,833,301
 * Dixon Ticonderoga Co.                                                30,150           184,216
 * Dollar Thrifty Automotive Group, Inc.                               830,800        22,340,212
 * Dominion Homes, Inc.                                                 72,100         1,489,586
   Donegal Group, Inc. Class A                                          62,496         1,343,664
   Donegal Group, Inc. Class B                                          35,448           700,098
 * DoubleClick, Inc.                                                   133,430         1,000,725
   Dover Motorsports, Inc.                                             358,700         1,743,282
   Downey Financial Corp.                                                  100             5,774
 * drugstore.com, Inc.                                                 211,400           687,050
 * DT Industries, Inc.                                                 214,200               535
 * Duckwall-ALCO Stores, Inc.                                          103,200         1,728,600
 * Ducommun, Inc.                                                      123,079         3,120,053
 * DuPont Photomasks, Inc.                                             566,658        14,948,438
 * Dura Automotive Systems, Inc.                                       588,084         5,351,564
*# DVI, Inc.                                                           217,600               348
 * Dyax Corp.                                                          216,796         1,719,192
*# Dynegy, Inc.                                                        119,900           677,435
 * E Com Ventures, Inc.                                                  6,250            74,312
 * E.piphany, Inc.                                                   1,224,137         5,533,099
   Eastern Co.                                                          29,400           556,836
 * EasyLink Services Corp.                                                 640               902
 * Echelon Corp.                                                        12,500   $        94,500
   Ecology & Environment, Inc. Class A                                  28,100           247,280
 * Edelbrock Corp.                                                      93,940         1,559,404
 * Eden Bioscience Corp.                                                58,150            41,286
 * Edgewater Technology, Inc.                                          248,188         1,037,426
   EFC Bancorp, Inc.                                                     5,300           135,945
   Electro Rent Corp.                                                  380,559         5,396,327
 * Electroglas, Inc.                                                   485,533         1,582,838
 * Electronics for Imaging, Inc.                                        53,246           890,806
 * eLoyalty Corp.                                                       51,900           261,057
 * ELXSI Corp.                                                          27,900            90,675
 * EMAK Worldwide, Inc.                                                  1,100            10,847
   EMC Insurance Group, Inc.                                           150,700         3,271,697
 * EMCOR Group, Inc.                                                    61,100         2,824,042
 * EMCORE Corp.                                                        102,131           271,668
 * Emisphere Technologies, Inc.                                        145,827           447,251
 * Emmis Communications Corp.
     Class A                                                            29,730           549,708
   Empire District Electric Co.                                         12,400           281,604
 * EMS Technologies, Inc.                                              272,650         4,277,878
 * En Pointe Technologies, Inc.                                         39,500           112,575
 * Encore Medical Corp.                                                 96,200           605,579
 * Endologix, Inc.                                                     110,800           715,768
 * Enesco Group, Inc.                                                  463,300         3,419,154
 * EnPro Industries, Inc.                                               77,100         2,215,854
 * Entravision Communications Corp.                                  1,938,498        15,895,684
 * Entrust, Inc.                                                       103,343           385,469
 * Environmental Elements Corp.                                            800                80
 * Environmental Technologies Corp.                                     35,800               143
 * ePlus, Inc.                                                         172,151         2,174,267
 * ePresence, Inc. Escrow Shares                                       312,600            40,638
   Espey Manufacturing & Electronics
     Corp.                                                               3,800            98,990
 * ESS Technology, Inc.                                                 22,700           160,035
 * Esterline Technologies Corp.                                        660,193        23,502,871
 * Evans & Sutherland Computer Corp.                                   181,900         1,202,359
*# Evergreen Solar, Inc.                                               131,700           446,331
 * Exabyte Corp.                                                        12,100             3,751
 * Exar Corp.                                                        1,237,160        17,295,497
 * Exelixis, Inc.                                                       96,974           869,857
 * Extended Systems, Inc.                                               11,800            30,090
 * EZCORP, Inc. Class A Non-Voting                                     237,900         2,543,151
 * Fab Industries, Inc.                                                 82,381           327,876
 * Factory 2-U Stores, Inc.                                             12,300               135
 * Fairchild Corp. Class A                                             680,929         2,042,787
 * Falcon Products, Inc.                                               161,900           141,258
*# FalconStor Software, Inc.                                            47,700           373,491
 * Famous Dave's of America, Inc.                                      118,684         1,319,766
   FBL Financial Group, Inc. Class A                                   665,575        18,915,641
 * Featherlite, Inc.                                                    26,500           106,265
   Fedders Corp.                                                        50,600           151,800
   Federal Screw Works                                                   3,125           107,531
*# Federal-Mogul Corp.                                                 823,500           304,695
 * Fibermark, Inc.                                                         950                15
 * Fidelity Federal Bancorp                                             20,000            35,200
   Fidelity Southern Corp.                                              86,900         1,575,497
 * Finishmaster, Inc.                                                  120,000         1,552,800
 * Finlay Enterprises, Inc.                                            220,200         4,276,284
 * Firebrand Financial Group, Inc.                                      86,400             3,456
 * First Aviation Services, Inc.                                         9,000            36,090
   First Citizens BancShares, Inc.                                      10,300         1,401,469

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * First Consulting Group, Inc.                                          8,444   $        46,189
   First Defiance Financial Corp.                                      128,500         3,515,760
   First Federal Bancshares of
     Arkansas, Inc.                                                    112,100         2,440,417
 * First Horizon Pharmaceutical Corp.                                  363,431         7,108,710
   First Indiana Corp.                                                 293,523         6,800,928
 * First Investors Financial Services
     Group, Inc.                                                       120,900           541,632
   First Keystone Financial, Inc.                                       37,300           844,845
   First Merchants Corp.                                                   400            10,780
   First Midwest Financial, Inc.                                        32,400           813,564
   First Niagara Financial Group, Inc.                                  42,406           612,343
   First Place Financial Corp.                                         356,465         8,020,462
   First Republic Bank                                                  61,978         3,185,049
 * Fischer Imaging Corp.                                                39,500           144,175
 * Five Star Quality Care, Inc.                                         19,600           132,888
 * Flanders Corp.                                                      305,400         3,047,892
   Flexsteel Industries, Inc.                                           90,400         1,582,904
   Florida Public Utilities Co.                                          1,800            33,192
 * Flow International Corp.                                             34,100            94,457
   Flowers Foods, Inc.                                                  68,462         2,090,145
 * Flowserve Corp.                                                   1,807,840        45,593,725
   FNB Financial Services Corp.                                         17,375           364,875
 * Foodarama Supermarkets, Inc.                                         12,900           522,450
*# Footstar, Inc.                                                      509,400         1,935,720
 * Forest Oil Corp.                                                    381,625        12,986,699
 * Forgent Networks, Inc.                                              367,800           625,260
 * Foster (L.B.) Co. Class A                                           162,400         1,429,120
 * Foster Wheeler, Ltd.                                                 46,355           659,632
 * FPIC Insurance Group, Inc.                                          309,696        10,229,259
   Frankfort First Bancorp, Inc.                                        24,650           600,720
 * Franklin Covey Co.                                                  341,800           680,182
 * Franklin Electronic Publishers, Inc.                                112,300           494,120
   Frequency Electronics, Inc.                                          97,600         1,459,120
 * Fresh Brands, Inc.                                                    2,900            22,040
 * Fresh Choice, Inc.                                                   65,100            27,993
   Friedman Industries, Inc.                                           108,395           886,671
 * Friedmans, Inc. Class A                                             592,200           997,857
 * Frontier Airlines, Inc.                                             994,331        11,663,503
 * Frozen Food Express Industries, Inc.                                472,909         5,580,326
 * FSI International, Inc.                                             622,219         2,799,985
*# FuelCell Energy, Inc.                                               216,071         2,171,514
   Fuller (H.B.) Co.                                                    36,000         1,030,320
   Furniture Brands International, Inc.                                197,300         4,792,417
 * G-III Apparel Group, Ltd.                                            98,600           606,390
*# Gadzooks, Inc.                                                      238,170           385,835
 * Gaiam, Inc.                                                          19,084           100,191
   GameTech International, Inc.                                         79,900           306,097
*# Gaming Partners International Corp.                                  31,800           729,810
 * Gateway, Inc.                                                     1,118,300         7,615,623
 # GATX Corp.                                                        1,577,900        46,453,376
 * Gaylord Entertainment Co.                                         1,261,985        44,472,351
 * Gehl Co.                                                            170,012         3,738,564
*# Genaissance Pharmaceuticals, Inc.                                   109,600           168,784
   Gencorp, Inc.                                                     1,190,640        20,014,658
 * Gene Logic, Inc.                                                    995,636         3,355,293
 * General DataComm Industries, Inc.                                        90                54
 * Genesee & Wyoming, Inc.                                             218,636         6,027,795
 * Genesis HealthCare Corp.                                             22,188           715,563
 * Genesis Microchip, Inc.                                             228,756         3,731,010
 * Gerber Scientific, Inc.                                             647,700         5,084,445
 * Giant Group, Ltd.                                                    50,600   $        78,430
 * Giant Industries, Inc.                                              403,100        11,286,800
   Gibraltar Industries, Inc.                                          298,200         7,183,638
 * Giga-Tronics, Inc.                                                   28,800            66,240
   Glatfelter (P.H.) Co.                                             1,433,000        20,534,890
 * Glenayre Technologies, Inc.                                         996,900         1,824,327
 * Globecomm Systems, Inc.                                             162,400         1,019,872
 * Glowpoint, Inc.                                                     160,300           193,963
*# GoAmerica, Inc.                                                         559             6,837
   Golden Enterprises, Inc.                                             17,200            48,160
*# Goodyear Tire & Rubber Co.                                          527,900         6,662,098
   Goody's Family Clothing, Inc.                                       567,900         5,531,346
   Gorman-Rupp Co.                                                       3,900            89,310
 * Gottschalks, Inc.                                                   223,900         2,015,100
*# GP Strategies Corp.                                                 235,265         1,670,381
   Graham Corp.                                                         25,950           341,242
   Granite Construction, Inc.                                           14,900           395,446
 * Graphic Packaging Corp.                                             431,500         3,521,040
   Gray Television, Inc.                                             1,388,950        20,834,250
   Gray Television, Inc. Class A                                        40,650           563,815
   Great American Financial Resources,
     Inc.                                                              221,500         3,867,390
 * Great Atlantic & Pacific Tea Co., Inc.                            1,259,500         9,521,820
 * Greenbriar Corp.                                                      1,070             3,579
 * Griffin Land & Nurseries, Inc. Class A                               25,000           660,000
 * Group 1 Automotive, Inc.                                            758,800        22,392,188
 * GTC Biotherapeutics, Inc.                                           379,069           579,976
 * GTSI Corp.                                                          274,055         2,778,918
   Guaranty Federal Bancshares, Inc.                                    15,300           363,987
 * Guilford Pharmaceuticals, Inc.                                      321,413         1,812,769
 * Gulfmark Offshore, Inc.                                             441,761         9,193,046
 * Ha-Lo Industries, Inc.                                              223,600               157
   Haggar Corp.                                                        102,925         2,274,642
 * Hain Celestial Group, Inc.                                          538,475        10,462,569
 * Halifax Corp.                                                        24,000           134,880
 * Hampshire Group, Ltd.                                                19,100           595,442
   Hancock Fabrics, Inc.                                                19,600           195,216
   Handleman Co.                                                       379,276         8,040,651
 * Hanger Orthopedic Group, Inc.                                       730,600         5,698,680
 * Hanover Compressor Co.                                            2,753,615        40,202,779
   Hardinge, Inc.                                                      148,600         1,664,320
   Harleysville Group, Inc.                                            854,465        20,541,339
 * Harolds Stores, Inc.                                                  2,000             2,620
 * Hartmarx Corp.                                                      696,000         5,616,720
 * Harvard Bioscience, Inc.                                            272,943         1,083,584
 * Hastings Entertainment, Inc.                                        353,500         2,888,095
 * Hastings Manufacturing Co.                                            1,700             2,907
   Haverty Furniture Co., Inc.                                         188,300         3,794,245
 * Hawaiian Holdings, Inc.                                             498,455         3,120,328
 * Hawk Corp.                                                          184,600         1,559,870
 * HealthTronics Surgical Services, Inc.                               561,463         4,194,129
   Hector Communications Corp.                                          10,600           224,720
*# HEI, Inc.                                                             1,400             3,416
   Heico Corp.                                                         307,000         6,569,800
   Heico Corp. Class A                                                  23,951           393,036
   Helmerich & Payne, Inc.                                             496,500        16,200,795
 * Herley Industries, Inc.                                             189,689         3,905,707
 * Hexcel Corp.                                                        599,250         9,138,562
   HF Financial Corp.                                                   54,615         1,011,743
   HMN Financial, Inc.                                                  74,300         2,374,628
 * HMS Holdings Corp.                                                  345,007         2,421,949

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Hoenig Group Escrow Shares                                          104,700   $        24,081
   Holly Corp.                                                         326,200         9,189,054
 * Hollywood Media Corp.                                               283,500         1,272,915
 * Home Products International, Inc.                                   125,550           279,976
 * HomeStore, Inc.                                                      49,000           127,400
   Hooper Holmes, Inc.                                                 580,200         3,046,050
   Horace Mann Educators Corp.                                       1,256,845        23,880,055
 * Horizon Health Corp.                                                109,600         2,629,304
*# Horizon Offshore, Inc.                                              668,252           233,888
 * Houston Exploration Co.                                             686,942        41,147,826
   Hudson River Bancorp, Inc.                                               72             1,458
*# Hudson Technologies, Inc.                                            54,900            43,920
 * Huffy Corp.                                                         378,995            76,746
   Hughes Supply, Inc.                                                 601,816        19,787,710
 * Human Genome Sciences, Inc.                                          19,845           218,295
 * Hurco Companies, Inc.                                                 8,100           129,681
 * Hutchinson Technology, Inc.                                             900            29,493
 * Hypercom Corp.                                                    1,422,800         8,650,624
 * I-many, Inc.                                                        397,000           535,950
 * Ibis Technology Corp.                                                 3,400             8,636
 * ICO, Inc.                                                           264,200           800,526
 * Identix, Inc.                                                       139,148         1,103,444
 * IDT Corp.                                                           695,022        10,195,973
 * IDT Corp. Class B                                                   141,500         2,174,855
 * iGATE Capital Corp.                                                 568,708         2,274,832
   IKON Office Solutions, Inc.                                       1,582,500        17,850,600
 * Illumina, Inc.                                                      275,000         2,090,000
 * Image Entertainment, Inc.                                            25,200           152,964
   Imation Corp.                                                       152,400         4,908,804
 * IMCO Recycling, Inc.                                                466,400         7,537,024
 * ImmunoGen, Inc.                                                     308,546         2,412,830
 * IMPCO Technologies, Inc.                                            227,000         1,507,280
*# Imperial Sugar Co.                                                  282,800                 0
 * Imperial Sugar Co.                                                  162,984         3,192,857
 * Impreso, Inc.                                                         6,500            16,633
 * Incyte Corp.                                                        822,221         8,444,210
   Independence Holding Co.                                            104,148         1,884,037
 * Industrial Distribution Group, Inc.                                 289,550         2,383,286
 * INEI Corp.                                                            2,700             1,431
   Infinity Property & Casualty Corp.                                   10,700           395,900
 * InFocus Corp.                                                     1,251,888         8,387,650
 * Infonet Services Corp.                                              135,200           269,048
 * Inforte Corp.                                                       357,674         2,417,876
 * Infosonics Corp.                                                     37,100           123,914
   Ingles Market, Inc. Class A                                         368,822         4,717,233
 * Innotrac Corp.                                                      126,700         1,070,615
 * Innovative Clinical Solutions, Ltd.                                   8,426                46
 * Innovex, Inc.                                                       175,311           874,802
*# Input/Output, Inc.                                                  481,100         4,219,247
 * Insight Communications Co., Inc.                                  1,361,516        11,532,041
 * Insight Enterprises, Inc.                                           414,600         8,387,358
 * Insituform Technologies, Inc. Class A                                 1,308            30,529
*# Insmed, Inc.                                                         38,125            59,856
 * Instinet Group, Inc.                                                455,900         2,730,841
 * Insurance Auto Auctions, Inc.                                       377,508         8,376,903
 * InsWeb Corp.                                                         23,166            57,220
 * IntegraMed America, Inc.                                             56,400           395,364
 * Integrated Electrical Services, Inc.                              1,048,500         3,166,470
 * Integrated Information Systems, Inc.                                  4,620               601
 * Integrated Silicon Solution, Inc.                                    43,018           329,518
 * Intelligent Systems Corp.                                            52,375           120,462
 * Intelligroup, Inc.                                                   70,900   $        96,424
 * Interface, Inc. Class A                                           1,251,722        12,392,048
 * Interland, Inc.                                                     457,395         1,436,220
   Intermet Corp.                                                      684,606            88,999
   International Aluminum Corp.                                         55,800         1,835,820
 * International Shipholding Corp.                                      80,650         1,208,943
 * Internet Commerce Corp.                                              50,000            67,500
   Interpool, Inc.                                                     591,600        12,630,660
 * Interstate Hotels & Resorts, Inc.                                   194,340           923,115
 * Interwoven, Inc.                                                     36,323           352,333
*# Intrusion, Inc.                                                      23,600            34,008
   Investors Title Co.                                                  18,200           638,001
 * Iomega Corp.                                                      1,546,300         7,035,665
*# Ionics, Inc.                                                        756,700        32,697,007
*# IPIX Corp.                                                            7,500            48,750
 * Iridex Corp.                                                         89,000           362,230
 * ITLA Capital Corp.                                                  147,000         8,030,610
 * iVillage, Inc.                                                          100               474
 * IXYS Corp.                                                           99,382           923,259
 * J Net Enterprises, Inc.                                             108,700           288,055
 * J. Alexander's Corp.                                                107,200           755,760
 * Jaclyn, Inc.                                                         26,900           178,885
 * Jaco Electronics, Inc.                                              105,869           458,413
 * Jacuzzi Brands, Inc.                                                929,800         8,684,332
 * Jakks Pacific, Inc.                                                 809,899        15,080,319
 * JDA Software Group, Inc.                                            681,887         8,946,357
 * Jo-Ann Stores, Inc.                                                 148,800         4,094,976
 * Johnson Outdoors, Inc.                                              121,800         2,464,014
 * JPS Industries, Inc.                                                 43,200           161,784
 * K-Tron International, Inc.                                            6,300           158,130
 * K2, Inc.                                                          1,564,110        26,402,177
 * Kadant, Inc.                                                        444,160         8,994,240
 * Kaiser Aluminum Corp.                                                   665                27
   Kaman Corp. Class A                                                 702,631         8,431,572
*# Kansas City Southern                                              2,093,600        35,612,136
 * Katy Industries, Inc.                                               133,000           718,200
 * KBK Capital Corp.                                                     6,675             5,006
*# Keane, Inc.                                                          65,400         1,013,700
 * Keith Companies, Inc.                                                34,290           584,644
   Kellwood Co.                                                        920,617        32,046,678
   Kelly Services, Inc. Class A                                         72,795         2,212,968
 * Kemet Corp.                                                       2,804,984        24,852,158
 * Kendle International, Inc.                                          389,543         3,229,311
 * Kennedy-Wilson, Inc.                                                 43,900           314,982
   Kewaunee Scientific Corp.                                            31,100           282,699
 * Key Technology, Inc.                                                 19,200           182,976
 * Key Tronic Corp.                                                    151,900           481,523
 * Keynote Systems, Inc.                                               288,000         3,666,240
 * Keystone Consolidated Industries,
     Inc.                                                               18,342             1,101
   Kimball International, Inc. Class B                                 651,332         9,704,847
 * Kindred Healthcare, Inc.                                          1,090,681        29,775,591
*# KIT Manufacturing Co.                                                 1,400                 1
   Knape & Vogt Manufacturing Co.                                       37,434           464,930
 * Knight Trading Group, Inc.                                          571,783         6,524,044
 * Koala Corp.                                                          41,100             3,905
   La-Z-Boy, Inc.                                                      103,100         1,582,585
 * LaBranche & Co., Inc.                                             1,270,440        10,176,224
 * LaCrosse Footwear, Inc.                                              29,400           289,590
 * Ladish Co., Inc.                                                    299,510         3,303,595
 * Lakes Entertainment, Inc.                                           273,494         3,815,241

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
                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Lancer Corp.                                                        108,400   $     1,278,036
   LandAmerica Financial Group, Inc.                                   599,112        31,992,581
   Landry's Restaurants, Inc.                                          924,835        27,328,874
 * Lantronix, Inc.                                                     139,900           137,102
 * Lattice Semiconductor Corp.                                         765,071         4,083,949
   Lawson Products, Inc.                                                45,014         2,198,934
 * Lazare Kaplan International, Inc.                                   126,800         1,255,320
 * LCC International, Inc. Class A                                     201,056         1,023,375
 * Learning Care Group, Inc.                                            43,500           132,675
 * Lesco, Inc.                                                         217,900         2,614,800
 * Level 8 Systems, Inc.                                                 5,966               430
 * Liberate Technologies, Inc.                                         662,100         1,493,036
   Liberty Corp.                                                       407,150        17,751,740
 * Lightbridge, Inc.                                                   361,386         1,694,900
*# LightPath Technologies, Inc.                                         31,300           129,895
 * Lin TV Corp.                                                        137,800         2,483,156
 * Linens 'n Things, Inc.                                              256,400         6,368,976
 * Lipid Sciences, Inc.                                                 86,802           401,025
   Lithia Motors, Inc. Class A                                         509,075        12,920,324
 * LMI Aerospace, Inc.                                                  29,100           215,049
   LNR Property Corp.                                                  600,693        37,573,347
 * Lodgenet Entertainment Corp.                                         26,000           400,920
 * Lodgian, Inc.                                                           944            10,016
 * Logic Devices, Inc.                                                  92,700           124,218
 * LogicVision, Inc.                                                   157,400           325,818
   Lone Star Steakhouse & Saloon, Inc.                                 680,376        18,363,348
   Longs Drug Stores Corp.                                           1,272,500        33,975,750
   Longview Fibre Co.                                                1,663,940        28,919,277
 * LOUD Technologies, Inc.                                               1,000             1,950
 # Louisiana-Pacific Corp.                                             513,200        12,558,004
   LSB Corp.                                                             3,500            64,610
   LSI Industries, Inc.                                                366,457         3,642,583
 * LTX Corp.                                                             1,700            12,138
 * Luby's, Inc.                                                        715,200         5,106,528
   Lufkin Industries, Inc.                                             104,600         4,211,196
 * Lydall, Inc.                                                        507,300         5,671,614
 * Lynch Corp.                                                           6,200            86,800
 * M&F Worldwide Corp.                                                 572,976         7,477,337
   M/I Homes, Inc.                                                      45,400         2,052,534
 * Mac-Gray Corp.                                                      287,700         2,200,905
 * Madden (Steven), Ltd.                                                 3,000            56,580
   MAF Bancorp, Inc.                                                    88,083         4,043,010
*# Magic Lantern Group, Inc.                                            28,600            11,726
 * Magna Entertainment Corp.                                           158,300           949,800
 * Magnetek, Inc.                                                      804,600         5,318,406
*# Magnum Hunter Resources, Inc.                                     2,664,928        35,710,035
 * Main Street Restaurant Group, Inc.                                  258,064           374,193
   Maine & Maritimes Corp.                                                 400            10,200
 * MAIR Holdings, Inc.                                                 538,551         4,954,669
 * Management Network Group, Inc.                                      191,954           380,069
 * Manchester Technologies, Inc.                                       178,300           873,670
 * Manugistic Group, Inc.                                              587,363         1,615,248
 * Mapinfo Corp.                                                        14,003           167,336
 * Marisa Christina, Inc.                                               94,000           116,560
   Maritrans, Inc.                                                     108,500         1,958,425
 * Marlton Technologies, Inc.                                           96,500            67,550
 # Marsh Supermarkets, Inc. Class A                                     36,900           438,741
   Marsh Supermarkets, Inc. Class B                                     59,400           759,726
 * Marten Transport, Ltd.                                                  200             4,390
   MASSBANK Corp.                                                       63,149         2,342,828
 # Massey Energy Co.                                                   691,887        24,299,071
 * Mastec, Inc.                                                      1,192,600   $    10,005,914
 * Material Sciences Corp.                                             413,667         6,916,512
 * Matrix Bancorp, Inc.                                                  5,000            60,000
 * Matrix Service Co.                                                   11,200            83,440
 * Maxco, Inc.                                                          38,500           134,365
   Maxcor Financial Group, Inc.                                        103,500           941,850
*# Maxim Pharmaceuticals, Inc.                                         136,553           397,369
 * Maxtor Corp.                                                         31,100           118,802
 * Maxxam, Inc.                                                        105,500         3,163,945
 * Maxygen, Inc.                                                       120,411         1,214,947
 * Mayor's Jewelers, Inc.                                              291,200           183,456
 * McDATA Corp.                                                          5,300            29,945
   MCG Capital Corp.                                                    15,332           260,644
   McRae Industries, Inc. Class A                                       32,700           457,800
*# MCSi, Inc.                                                           27,200               137
 * MDI, Inc.                                                           187,600           165,088
 * Meade Instruments Corp.                                             561,529         1,780,047
 * Meadow Valley Corp.                                                  44,064           117,431
 * Meadowbrook Insurance Group, Inc.                                   439,000         2,225,730
 * MedCath Corp.                                                       277,864         6,035,206
   Media General, Inc. Class A                                          49,100         3,054,020
*# Medialink Worldwide, Inc.                                            63,000           196,497
 * Medical Resources, Inc.                                               1,619                 0
 * Medical Staffing Network Holdings,
     Inc.                                                                4,900            42,189
 * Medicore, Inc.                                                       58,600           393,206
 * MedQuist, Inc.                                                      471,073         5,711,760
   Merchants Group, Inc.                                                23,900           579,575
   Mercury Air Group, Inc.                                              39,650           156,618
 * Meridian Resource Corp.                                              33,600           229,488
 * Merisel, Inc.                                                         3,600            17,280
 * Merix Corp.                                                          38,703           421,089
 * Merrimac Industries, Inc.                                            35,170           323,564
 * Mesa Air Group, Inc.                                                  1,700            11,934
 * Mestek, Inc.                                                         13,500           244,620
 * Meta Group, Inc.                                                      8,700            46,284
 * Metals USA, Inc.                                                     30,859           578,606
 * MetaSolv, Inc.                                                      587,437         1,433,346
 * Metris Companies, Inc.                                            1,837,600        21,279,408
*# Metro One Telecommunications, Inc.                                  461,619           775,520
   MFB Corp.                                                            17,700           500,910
 * MFRI, Inc.                                                           59,900           419,300
   MGP Ingredients, Inc.                                               117,152         1,094,200
 * Michael Anthony Jewelers, Inc.                                       93,900           192,965
 * Micro Component Technology, Inc.                                     16,400            10,660
 * Micro Linear Corp.                                                  189,700           874,517
 * MicroFinancial, Inc.                                                125,000           488,750
 * Microtek Medical Holdings, Inc.                                     605,391         2,469,995
 * Microtune, Inc.                                                     147,400           881,452
   Midland Co.                                                          49,800         1,583,640
*# Midway Games, Inc.                                                   11,900           128,996
 * Midwest Air Group, Inc.                                             569,902         1,709,706
 * Mikohn Gaming Corp.                                                 167,400         1,364,310
 * Milacron, Inc.                                                    1,148,968         3,435,414
 * MIM Corp.                                                            13,100            84,757
   Minerals Technologies, Inc.                                         227,800        15,114,530
 * MIPS Technologies, Inc.                                             340,800         2,982,000
 * Misonix, Inc.                                                       114,490           722,432
 * Mission Resources Corp.                                             523,010         3,247,892
 * Mitcham Industries, Inc.                                            143,200         1,074,000
 * MKS Instruments, Inc.                                               216,621         3,680,391

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
                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Mobile Mini, Inc.                                                   417,321   $    12,640,653
   Modine Manufacturing Co.                                            267,546         8,601,604
 * Mod-Pac Corp.                                                         9,843           119,100
 * Mod-Pac Corp. Class B                                                 3,878            46,924
 * Modtech Holdings, Inc.                                              428,114         3,493,410
 * Mondavi (Robert) Corp. Class A                                      331,025        18,636,708
 * Monterey Pasta Co.                                                  472,200         1,511,040
 * Moore Handley, Inc.                                                   2,000             6,450
 * Mothers Work, Inc.                                                    1,600            20,624
 * Motorcar Parts of America, Inc.                                      71,200           522,252
   Movado Group, Inc.                                                  527,300         9,702,320
   Movie Gallery, Inc.                                                  10,050           175,172
 * MPS Group, Inc.                                                   3,452,600        38,876,276
 * MRV Communications, Inc.                                            706,900         2,727,927
 * MSC.Software Corp.                                                  949,639         9,031,067
*# MTI Technology Corp.                                                    300               582
 * MTM Technologies, Inc.                                                6,200            26,040
   Mueller (Paul) Co.                                                    2,300            68,402
   Mueller Industries, Inc.                                          1,066,588        32,776,249
   Myers Industries, Inc.                                              480,533         5,444,439
   NACCO Industries, Inc. Class A                                      116,800        12,788,432
*# Nanogen, Inc.                                                       180,200           809,098
 * Nanometrics, Inc.                                                   384,220         6,251,259
*# Napco Security Systems, Inc.                                        109,440         1,083,456
   Nash Finch Co.                                                      380,824        14,132,379
 * Nashua Corp.                                                        116,000         1,218,000
 * Nassda Corp.                                                          4,224            18,079
 * NATCO Group, Inc. Class A                                            30,800           261,184
 * Nathan's Famous, Inc.                                               107,000           893,450
   National Home Health Care Corp.                                      53,533           615,094
 * National Patent Development Corp.                                   235,265           404,656
   National Presto Industries, Inc.                                    135,950         6,163,973
 * National Research Corp.                                              73,687         1,178,992
 * National RV Holdings, Inc.                                          238,050         2,316,227
 * National Technical Systems, Inc.                                    128,684           683,312
 * National Western Life Insurance Co.
     Class A                                                            24,300         3,941,217
 * Natrol, Inc.                                                        122,500           414,050
 * Natural Alternatives International, Inc.                             81,500           766,100
 * Nature Vision, Inc.                                                   2,100            13,629
 * Natus Medical, Inc.                                                 159,500         1,148,400
 * Navidec, Inc.                                                         4,188            18,008
 * Navigant International, Inc.                                        485,933         5,335,544
 * Navigators Group, Inc.                                               66,152         1,868,794
 * NCI Building Systems, Inc.                                          558,398        20,716,566
 * NCO Group, Inc.                                                   1,019,185        25,591,748
 * Neoforma, Inc.                                                      274,706         2,041,066
*# NeoMagic Corp.                                                      349,000           296,650
 * NES Rentals Holdings, Inc.                                              448             4,950
 * Net2Phone, Inc.                                                     736,843         2,527,371
   NetBank, Inc.                                                       302,082         3,102,382
 * NetIQ Corp.                                                       1,756,973        21,558,059
 * NetManage, Inc.                                                      83,916           478,321
 * NetRatings, Inc.                                                    520,510        10,410,200
 * Netscout System, Inc.                                                41,683           315,540
 * Network Engines, Inc.                                                 1,000             2,330
 * Network Equipment Technologies,
     Inc.                                                              500,900         4,763,559
 * Neurogen Corp.                                                       95,638           836,833
 * New Brunswick Scientific Co., Inc.                                  103,193           557,242
 * New Horizons Worldwide, Inc.                                        112,075           390,021
 * NewMarket Corp.                                                     312,420   $     5,995,340
 * Newpark Resources, Inc.                                             600,500         3,434,860
 * Newport Corp.                                                     1,099,118        13,563,116
   Niagara Corp.                                                       132,200         1,050,990
 * Nitches, Inc.                                                         4,047            26,585
 * NMS Communications Corp.                                            203,900         1,302,513
 * NMT Medical, Inc.                                                   123,900           525,336
 * Nobel Learning Communities, Inc.                                     83,500           605,375
 * Noel Group, Inc.                                                     95,400               620
 # Noland Co.                                                            3,000           129,540
 * Norstan, Inc.                                                       247,900           949,457
 * North America Galvanizing &
     Coatings, Inc.                                                     73,400           142,396
 * North American Scientific, Inc.                                      87,535           393,908
   North Central Bancshares, Inc.                                       39,900         1,549,118
   Northeast Bancorp                                                    21,200           481,240
   Northeast Pennsylvania Financial
     Corp.                                                               3,200            54,368
 * Northland Cranberries, Inc.                                             500               405
   Northrim BanCorp, Inc.                                                    0                14
 * Northwest Pipe Co.                                                   91,800         1,753,380
 * NovaMed, Inc.                                                        60,989           289,698
 * Nu Horizons Electronics Corp.                                       525,413         4,361,453
 * NumereX Corp. Class A                                                77,800           371,884
   NWH, Inc.                                                            52,900           790,855
 * NYFIX, Inc.                                                         424,763         2,714,236
   NYMAGIC, Inc.                                                       125,800         3,085,874
 * O'Charleys, Inc.                                                      8,200           155,800
 * O.I. Corp.                                                           51,900           559,430
 * Obie Media Corp.                                                     70,500           482,925
*# OCA, Inc.                                                         1,642,700         9,396,244
 * Ocwen Financial Corp.                                               677,430         6,320,422
 * Odd Job Stores, Inc.                                                175,300           394,425
 * Offshore Logistics, Inc.                                            758,300        28,739,570
*# Oglebay Norton Co.                                                   44,856            12,986
   Ohio Art Co.                                                          3,500            21,613
 * Ohio Casualty Corp.                                               1,923,814        41,323,525
 * Oil States International, Inc.                                      576,181        11,736,807
   Oil-Dri Corp. of America                                             47,700           763,200
 * Olympic Steel, Inc.                                                 244,300         6,596,100
 * OM Group, Inc.                                                      212,600         6,535,324
 * Omega Protein Corp.                                                 620,800         5,220,928
 * Omnova Solutions, Inc.                                              169,535           968,045
 * Omtool, Ltd.                                                         52,514           433,766
 * On Assignment, Inc.                                                 574,282         2,997,752
 * One Price Clothing Stores, Inc.                                      42,786               128
*# Oneida, Ltd.                                                        179,800           454,894
 # Onyx Acceptance Corp.                                               107,900         3,007,173
 * Opinion Research Corp.                                               89,900           567,719
 * Oplink Communications, Inc.                                         158,500           324,925
 * OPTi, Inc.                                                          168,800           243,072
 * Optical Cable Corp.                                                   1,591             8,623
 * Oregon Steel Mills, Inc.                                            630,912        11,343,798
 * Orthologic Corp.                                                    336,700         1,929,291
 * Oscient Pharmaceutical Corp.                                         37,018           120,679
 * OSI Systems, Inc.                                                   505,557        10,980,698
 * Osteotech, Inc.                                                       9,200            50,048
   Outlook Group Corp.                                                  59,300           422,809
   Overseas Shipholding Group, Inc.                                    754,775        49,581,170
 * OYO Geospace Corp.                                                  147,500         2,336,400
 * Pacific Premier Bancorp, Inc.                                        29,840           425,220

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Palm Harbor Homes, Inc.                                               8,327   $       129,984
 * PAR Technology Corp.                                                150,700         1,781,274
 * Paradyne Networks Corp.                                              11,300            43,844
   Park Electrochemical Corp.                                          214,150         4,516,424
 * Parker Drilling Co.                                               2,494,100        10,899,217
 * Park-Ohio Holdings Corp.                                             24,052           540,689
   Parkvale Financial Corp.                                             40,825         1,274,148
 * Parlex Corp.                                                        165,300         1,008,330
 * Parlux Fragrances, Inc.                                             212,495         3,810,035
 * Pathmark Stores, Inc.                                               917,840         5,057,298
 * Patrick Industries, Inc.                                             96,250         1,062,600
   PAULA Financial                                                      90,600           181,200
 * Paxson Communications Corp.                                         462,700           536,732
 * Payless Cashways, Inc.                                                4,184                 8
 * Payless ShoeSource, Inc.                                          1,235,500        14,430,640
 * PC Connection, Inc.                                                 499,993         3,514,951
 * PC-Tel, Inc.                                                        416,515         3,361,276
 * Pediatric Services of America, Inc.                                 220,500         2,273,355
 * Peerless Manufacturing Co.                                           20,100           300,495
 * Peerless Systems Corp.                                              120,900           172,887
 * Pegasus Solutions, Inc.                                             694,397         8,117,501
 * Pemstar, Inc.                                                       690,271         1,056,805
   Penford Corp.                                                        79,800         1,340,640
*# Penn Treaty American Corp.                                          235,200           423,360
   Penn-America Group, Inc.                                            338,675         5,015,777
   Pep Boys - Manny, Moe & Jack                                      1,917,700        30,203,775
 * Perceptron, Inc.                                                    246,900         1,696,203
*# Performance Food Group Co.                                           45,387         1,190,955
 * Pericom Semiconductor Corp.                                         469,792         4,124,774
 * Perry Ellis International, Inc.                                     146,507         2,796,819
 * Per-Se Technologies, Inc.                                           364,566         5,027,365
 * Pervasive Software, Inc.                                              6,000            23,940
 * Petrocorp, Inc. Escrow Shares                                       102,600             6,156
 * Pharmacopia Drug Discovery, Inc.                                    150,545           870,150
 * PharmChem, Inc.                                                      51,300             1,000
   Phillips-Van Heusen Corp.                                           967,900        26,423,670
 * Phoenix Technologies, Ltd.                                          184,401         1,495,492
 * Photronics, Inc.                                                    337,763         6,363,455
 * Pico Holdings, Inc.                                                 184,820         3,809,140
   Pinnacle Bancshares, Inc.                                            10,400           158,080
 * Pinnacle Entertainment, Inc.                                        508,400         9,242,712
 * Piper Jaffray Companies, Inc.                                        95,700         4,403,157
 * Planar Systems, Inc.                                                 17,800           189,748
 * PLATO Learning, Inc.                                                 22,932           160,295
 * Play By Play Toys and Novelties, Inc.                                 1,400                 3
 * Plexus Corp.                                                        349,497         4,805,584
 * PMA Capital Corp. Class A                                           613,520         6,104,524
   Pocahontas Bancorp, Inc.                                             69,800         1,092,370
*# PolyOne Corp.                                                       473,501         4,370,414
 * Pomeroy IT Solutions, Inc.                                          382,543         5,225,537
   Pope & Talbot, Inc.                                                 240,000         4,032,000
   PowerCerv Corp.                                                      20,666             6,200
 * Power-One, Inc.                                                         488             4,485
 * Powerwave Technologies, Inc.                                        613,937         4,965,522
 * PPT Vision, Inc.                                                     89,000            78,320
 * PRAECIS Pharmaceuticals, Inc.                                       926,447         1,954,803
   Preformed Line Products Co.                                          14,300           403,975
 * Premier Financial Bancorp                                             1,100            12,155
   Presidential Life Corp.                                             928,701        15,518,594
 * Pressure BioSciences, Inc.                                           56,400           172,020
 * PRG-Schultz International, Inc.                                     554,349         2,993,485
 * Price Communications Corp.                                          107,900   $     1,954,069
*# Pricesmart, Inc.                                                     91,659           728,689
 * Printronix, Inc.                                                     90,000         1,515,600
 * Procom Technology, Inc.                                               5,400             7,128
 * ProcureNet, Inc.                                                     22,400                22
   Programmers Paradise, Inc.                                           45,200           513,020
 * Protection One, Inc.                                                403,400           104,884
   Providence & Worcester Railroad Co.                                  47,100           579,330
   Provident Financial Holdings, Inc.                                   55,200         1,611,840
 * Province Healthcare Co.                                              65,913         1,479,088
 * PTEK Holdings, Inc.                                                 356,039         3,749,091
   Pulitzer, Inc.                                                      198,300        12,613,863
 * Pure World, Inc.                                                    100,500           170,850
   Pyramid Breweries, Inc.                                             110,100           236,715
 * QEP Co., Inc.                                                        20,600           324,656
   Quaker Fabric Corp.                                                 522,715         3,005,611
 * Quality Dining, Inc.                                                217,600           683,264
   Quanex Corp.                                                        513,302        30,284,818
 * Quanta Services, Inc.                                             3,321,450        25,608,380
 * Quantum Corp.                                                       498,800         1,426,568
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                    11,250            69,863
 * QuickLogic Corp.                                                    413,565         1,009,099
 * Quigley Corp.                                                        14,400           116,352
 * Quovadx, Inc.                                                       501,945           958,715
 * R&B, Inc.                                                           121,800         3,045,000
 * Radiologix, Inc.                                                    227,692           853,845
 * RadiSys Corp.                                                         9,807           138,181
 * RailAmerica, Inc.                                                 1,176,038        15,053,286
 * Raindance Communictions, Inc.                                         2,100             4,851
   Raytech Corp.                                                        26,800            49,580
 * RCM Technologies, Inc.                                              234,100         1,193,910
 * Reading International, Inc. Class A                                 213,799         1,798,050
 * Reading International, Inc. Class B                                  14,660           120,945
 * RealNetworks , Inc.                                                     300             1,890
*# Redhook Ale Brewery, Inc.                                           126,500           442,750
 * Refac                                                                11,357            48,722
   Regal-Beloit Corp.                                                  776,083        21,893,301
 * Regent Communications, Inc.                                       1,370,528         7,825,715
 * Register.com, Inc.                                                   78,955           459,518
 * Reliability, Inc.                                                   100,400            79,316
 # Reliance Steel & Aluminum Co.                                       687,663        27,444,630
*# Relm Wireless Corp.                                                  59,254           121,471
 * Remec, Inc.                                                         784,042         4,727,773
 * RemedyTemp, Inc.                                                    184,200         2,029,884
 * Rent-Way, Inc.                                                      734,800         6,231,104
 * Reptron Electronics, Inc.                                             2,856            20,992
 * Republic First Bancorp, Inc.                                         73,203         1,120,006
 * Res-Care, Inc.                                                      528,510         7,927,650
   Resource America, Inc.                                              485,676        14,293,445
 * Restoration Hardware, Inc.                                           24,723           125,840
 * Retail Ventures, Inc.                                             1,056,073         7,741,015
 * Rex Stores Corp.                                                    350,850         6,174,960
 * Rexhall Industries, Inc.                                             38,798            16,683
   Richardson Electronics, Ltd.                                          6,300            70,245
   Riggs National Corp.                                                840,134        16,903,496
 * Riverside Group, Inc.                                                 1,500                12
 * Riverstone Networks, Inc.                                             9,900            10,643
   Riverview Bancorp, Inc.                                              56,600         1,219,221
 * Riviera Holdings Corp.                                                5,500           148,500
 * Riviera Tool Co.                                                     16,500            40,425

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
   RLI Corp.                                                           209,779   $     8,737,295
 * Roadhouse Grill, Inc.                                                88,500            13,275
   Roanoke Electric Steel Corp.                                        140,900         2,534,791
   Robbins & Myers, Inc.                                               467,200        11,278,208
*# Robotic Vision Systems, Inc.                                         14,000             6,440
 * Rochester Medical Corp.                                              27,100           243,900
   Rock of Ages Corp.                                                   87,600           649,204
 * Rockford Corp.                                                      173,400           379,746
   Rock-Tenn Co. Class A                                             1,136,292        18,339,753
 * Rocky Shoes & Boots, Inc.                                            71,400         1,485,120
 * RTI International Metals, Inc.                                      678,950        14,631,373
 * RTW, Inc.                                                            93,850           856,851
 * Rubio's Restaurants, Inc.                                           168,769         2,241,252
   Ruddick Corp.                                                        71,791         1,565,762
 * Rudolph Technologies, Inc.                                            1,200            19,200
 * Rural/Metro Corp.                                                   134,500           464,025
 * Rush Enterprises, Inc. Class A                                      105,400         1,599,972
 * Rush Enterprises, Inc. Class B                                      105,400         1,699,048
   Russ Berrie & Co., Inc.                                             132,200         3,006,228
   Russell Corp.                                                     1,043,900        19,145,126
 * Ryan's Restaurant Group, Inc.                                       438,164         6,690,764
   Ryerson Tull, Inc.                                                  814,339        13,176,005
 * S&K Famous Brands, Inc.                                              78,600         1,259,172
 * Safeguard Scientifics, Inc.                                         993,100         1,996,131
 * SafeNet, Inc.                                                       298,243        10,635,345
 * Safety Components International,
     Inc.                                                                1,155            16,170
*# Salton, Inc.                                                        368,400         2,250,924
 * San Filippo (John B.) & Son, Inc.                                     2,000            44,400
 * Sands Regent Casino Hotel                                            15,492           185,129
 * Sangamo BioSciences, Inc.                                            14,100            65,847
 * SatCon Technology Corp.                                             101,000           205,030
   Saucony, Inc. Class B                                                45,800         1,128,512
   Sauer-Danfoss, Inc.                                                  25,900           514,374
 * SBS Technologies, Inc.                                              258,952         3,381,913
 * ScanSoft, Inc.                                                      172,704           630,370
 * Scheid Vineyards, Inc.                                               34,100           194,711
 * Schieb (Earl), Inc.                                                  75,600           223,020
 * Schlotzsky's, Inc.                                                  164,000             6,150
 * Scholastic Corp.                                                     20,696           681,726
 * Schuff International, Inc.                                          106,600           294,216
   Schulman (A.), Inc.                                                 834,581        17,901,762
   Schweitzer-Maudoit International,
     Inc.                                                               84,100         2,906,496
 * SCM Microsystems, Inc.                                              339,761         1,158,585
 * Scope Industries                                                      8,100           565,380
   SCPIE Holdings, Inc.                                                150,800         1,506,492
 * SCS Transportation, Inc.                                            480,278        10,157,880
   Seaboard Corp.                                                       26,240        19,680,000
 * Seabulk International, Inc.                                         557,000         6,639,440
 * SEACOR Holdings, Inc.                                               619,666        34,391,463
 * Secom General Corp.                                                  11,500            14,145
 * SED International Holdings, Inc.                                     11,350            10,499
 * SEEC, Inc.                                                            2,200               495
 * Segue Software, Inc.                                                 68,200           332,134
 * Selas Corp. of America                                               76,500           159,120
 * Selectica, Inc.                                                     930,002         3,580,508
   Selective Insurance Group, Inc.                                     874,647        39,175,439
 * Semitool, Inc.                                                       69,557           623,231
*# SEMX Corp.                                                           25,500             3,188
 * Seneca Foods Corp. Class B                                           10,500           195,773
 * Sequa Corp. Class A                                                  94,900   $     5,665,530
 * Sequa Corp. Class B                                                  28,900         1,741,225
 * Sequenom, Inc.                                                      684,151           608,894
 * Service Corp. International                                       4,053,908        28,620,590
 * Servotronics, Inc.                                                      400             1,700
 * Sharper Image Corp.                                                  18,475           353,981
*# Shaw Group, Inc.                                                  2,041,098        30,065,374
 * Shiloh Industries, Inc.                                             158,100         2,052,138
 * Shoe Carnival, Inc.                                                 403,465         5,261,184
 * Shoe Pavilion, Inc.                                                   9,500            25,840
 * Sholodge, Inc.                                                       71,600           327,212
 * ShopKo Stores, Inc.                                                 851,000        15,215,880
 * SIFCO Industries, Inc.                                               74,715           313,803
 * Sight Resource Corp.                                                  3,700                20
 * Sigmatron International, Inc.                                        16,800           228,312
*# Silicon Graphics, Inc.                                            1,681,500         2,707,215
   Simmons First National Corp.
     Class A                                                            88,193         2,557,597
 * SimpleTech, Inc.                                                    302,867         1,505,249
 * Sipex Corp.                                                         490,068         2,695,374
 * Sitel Corp.                                                         855,100         1,898,322
 * Six Flags, Inc.                                                   2,977,300        14,469,678
 * Skechers U.S.A., Inc. Class A                                       279,132         3,240,723
   Skyline Corp.                                                       118,700         4,908,245
   Skywest, Inc.                                                        32,400           616,572
 * Skyworks Solutions, Inc.                                            811,161         8,054,829
 * SL Industries, Inc.                                                     100             1,391
 * Smart & Final Food, Inc.                                            148,600         2,151,728
 * SmartDisk Corp.                                                       1,000               290
 * Smith & Wollensky Restaurant Group,
     Inc.                                                              160,400           744,256
   Smith (A.O.) Corp.                                                  695,500        20,899,775
   Smith (A.O.) Corp. Convertible
     Class A                                                            70,050         2,105,003
 * Smithway Motor Xpress Corp.
     Class A                                                            73,800           535,050
 * Sola International, Inc.                                            530,100        11,450,160
 * Somera Communications, Inc.                                          93,400           103,674
   Sonic Automotive, Inc.                                              947,993        23,538,666
*# Sonic Foundry, Inc.                                                  22,800            40,584
 * Sonic Innovations, Inc.                                              11,968            48,710
 * SonicWALL, Inc.                                                   1,217,220         7,485,903
   Sound Federal Bancorp, Inc.                                           3,840            58,372
 * SOURCECORP, Inc.                                                    491,436         8,172,581
   South Jersey Industries, Inc.                                       439,391        22,589,091
 * Southern Energy Homes, Inc.                                         180,800           835,296
 * Southwall Technologies, Inc.                                        131,500           147,280
   Southwest Gas Corp.                                                   1,700            43,180
 * Spacehab, Inc.                                                      122,200           281,060
   Span-American Medical System,
     Inc.                                                               24,000           276,000
 * SPAR Group, Inc.                                                      6,000             9,114
 * Spartan Stores, Inc.                                                288,619         1,500,819
 * Sparton Corp.                                                       126,528         1,229,854
 * Spectrum Control, Inc.                                              173,800         1,296,548
 * Spherion Corp.                                                    1,918,189        15,115,329
 * Spinnaker Exploration Co.                                         1,117,266        40,523,238
 * Sport Chalet, Inc.                                                   45,900           596,746
 * Sport Supply Group, Inc.                                            105,400           216,070
 * Sport-Haley, Inc.                                                    60,800           279,984
 * SportsLine.com, Inc.                                                222,300           384,579

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# SR Telecom, Inc.                                                     11,987   $        36,321
 * SRI/Surgical Express, Inc.                                           52,500           274,050
 * Stage Stores, Inc.                                                   28,886         1,184,037
 * Stamps.com, Inc.                                                     13,048           201,853
   Standard Commercial Corp.                                           417,680         7,860,738
 * Standard Management Corp.                                           134,600           484,560
 * Standard Microsystems Corp.                                          17,100           420,318
   Standard Motor Products, Inc.                                       473,850         7,387,322
   Standard Register Co.                                               732,799         9,643,635
   Star Buffet, Inc.                                                     7,200            42,624
   Starrett (L.S.) Co. Class A                                          64,600         1,284,248
   State Financial Services Corp.
     Class A                                                            55,141         1,626,660
 # Steel Dynamics, Inc.                                                716,388        29,035,206
   Steel Technologies, Inc.                                            395,313        11,574,765
 * SteelCloud, Inc.                                                      5,900            11,741
 * Steinway Musical Instruments, Inc.                                  214,300         6,058,261
 * Stellent, Inc.                                                      558,711         4,385,881
   Stepan Co.                                                          129,000         3,285,630
   Stephan Co.                                                          51,500           209,090
 * Sterling Construction Co., Inc.                                         700             3,360
   Stewart & Stevenson Services, Inc.                                  841,400        16,828,000
 * Stewart Enterprises, Inc.                                         3,241,201        24,049,711
   Stewart Information Services Corp.                                  594,300        25,941,195
 * Stifel Financial Corp.                                               47,029         1,131,047
 * Stillwater Mining Co.                                             1,146,980        13,603,183
 * Stone Energy Corp.                                                  109,100         5,234,618
 * Stoneridge, Inc.                                                    667,200        10,148,112
 * StorageNetworks, Inc. Escrow
     Shares                                                            362,800             9,832
 * Stratagene Corp.                                                     35,039           240,333
 * Strategic Diagnostics, Inc.                                           3,550             8,982
 * Strategic Distribution, Inc.                                         65,178           739,770
 * Stratos International, Inc.                                         240,913           978,107
 * Stratus Properties, Inc.                                             94,450         1,401,638
   Stride Rite Corp.                                                 1,197,500        13,184,475
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                     241,100                 0
   Summa Industries, Inc.                                               41,800           379,544
 * SumTotal Systems, Inc.                                               11,597            63,668
 * Suncoast Naturals, Inc.                                                 624               119
 * Sundance Homes, Inc.                                                 25,500                89
 * SunLink Health Systems, Inc.                                         65,400           343,350
*# Sunrise Senior Living, Inc.                                         657,700        28,248,215
   Sunrise Telecom, Inc.                                                 3,200             8,480
 * Suntron Corp.                                                        92,475           305,168
 * Superior Consultant Holdings Corp.                                    3,000            19,680
 # Superior Industries International, Inc.                             155,500         4,392,875
   Superior Uniform Group, Inc.                                        136,600         1,901,472
   Supreme Industries, Inc.                                             56,610           346,453
   SureWest Communications                                               1,800            51,246
 * Swift Energy Corp.                                                  894,205        27,130,180
   SWS Group, Inc.                                                     267,400         5,644,814
 * Sycamore Networks, Inc.                                           1,528,773         5,732,899
 * Sykes Enterprises, Inc.                                             804,729         5,431,921
 * Symmetricom, Inc.                                                   165,741         1,790,003
 * Syms Corp.                                                          343,900         4,260,921
 * Synalloy Corp.                                                       88,350           861,413
   Sypris Solutions, Inc.                                              319,041         5,190,797
 * Systemax, Inc.                                                      473,900         3,269,910
 * T-3 Energy Services, Inc.                                               880             5,887
*# Tag-It Pacific, Inc.                                                 44,600   $       200,700
*# Taitron Components, Inc.                                              6,500            16,185
 * TALK America Holdings, Inc.                                          29,600           187,072
   Tandy Brand Accessories, Inc.                                        63,700           910,209
 * Tarrant Apparel Group                                               287,100           534,006
   Tasty Baking Co.                                                    241,200         2,018,844
   TB Wood's Corp.                                                      92,900           503,518
*# TeamStaff, Inc.                                                      86,000           171,140
 * Technical Communications Corp.                                        6,300            41,895
 * Technitrol, Inc.                                                     58,200         1,003,950
 * Technology Solutions Corp.                                           54,800            51,512
 * TechTeam Global, Inc.                                               234,500         2,204,300
   Tecumseh Products Co. Class A                                       432,899        19,822,445
   Tecumseh Products Co. Class B                                        15,600           683,280
 * Tegal Corp.                                                          66,300            86,853
 * Teleglobe International Holdings, Ltd.                              126,155           432,712
 * TeleTech Holdings, Inc.                                              15,524           151,669
 * Terayon Communication Systems,
     Inc.                                                              121,300           241,387
 * Terex Corp.                                                         794,713        36,429,644
*# Terra Industries, Inc.                                            2,151,200        17,639,840
 * Tesoro Petroleum Corp.                                            1,637,600        54,237,312
   Texas Industries, Inc.                                              671,957        40,317,420
   TF Financial Corp.                                                   36,200         1,172,337
 * The Banc Corp.                                                      113,337           890,829
 * The Lamson & Sessions Co.                                           166,100         1,503,205
   The Marcus Corp.                                                    625,200        14,285,820
 * The Mens Warehouse, Inc.                                             53,000         1,677,450
 * The Mosaic Co.                                                      102,203         1,776,288
 # The Phoenix Companies, Inc.                                       1,918,400        23,404,480
 * The Rowe Companies                                                    9,400            47,470
 * The Sports Authority, Inc.                                           91,200         2,600,112
 * The Sports Club Co., Inc.                                           115,700           195,533
 * Theragenics Corp.                                                   935,100         3,927,420
 * TheStreet.com, Inc.                                                 259,000         1,126,650
 * Third Wave Technologies, Inc.                                       121,541           979,620
   Thomas Industries, Inc.                                               1,400            54,852
 * Thoratec Corp.                                                        3,357            33,570
 * THQ, Inc.                                                            40,085           860,224
 * Three-Five Systems, Inc.                                            674,600         1,308,724
 * TIBCO Software, Inc.                                                  1,395            16,043
*# Tickets.com, Inc.                                                    14,500            10,875
 * Tier Technologies, Inc. Class B                                      12,400           109,492
 * TII Network Technologies, Inc.                                       98,200           143,372
   Timberland Bancorp, Inc.                                             56,400         1,381,800
 * Timco Aviation Services, Inc.                                        11,922             4,292
 * Time Warner Telecom, Inc.                                           321,103         1,216,980
 * Tipperary Corp.                                                     126,900           597,699
 # Titan International, Inc.                                           260,900         3,256,032
 * Titan Pharmaceuticals, Inc.                                         304,598           761,495
 * TL Administration Corp.                                               1,700                30
   Todd Shipyards Corp.                                                 81,650         1,398,665
 * Todhunter International, Inc.                                        73,100           871,352
 * Tollgrade Communications, Inc.                                       14,567           155,721
*# Torch Offshore, Inc.                                                276,800           547,787
*# Tower Automotive, Inc.                                            1,817,750         3,271,950
   Traffix, Inc.                                                       250,900         1,643,395
 * Trailer Bridge, Inc.                                                111,200           722,800
 * Trammell Crow Co.                                                   346,200         5,920,020
 * Trans World Entertainment Corp.                                   1,067,874        12,045,619
 * Transcat, Inc.                                                       60,000           180,000

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Transgenomic, Inc.                                                   41,488   $        50,615
   Trans-Lux Corp.                                                       2,746            17,300
*# Transmeta Corp.                                                      59,900           101,231
 * TransMontaigne, Inc.                                                639,824         3,474,244
 * Transport Corp. of America                                           20,000           147,200
*# Transpro, Inc.                                                      191,600         1,165,886
 * Transtechnology Corp.                                                97,300           734,615
 * TRC Companies, Inc.                                                   9,700           173,048
   Tredegar Industries, Inc.                                         1,206,800        22,482,684
*# Trenwick Group, Ltd.                                                199,776             2,397
*# Trestle Holdings, Inc.                                                5,240             8,515
 * Triad Guaranty, Inc.                                                 58,324         3,499,440
*# Trico Marine Services, Inc.                                         684,930           239,726
   Trinity Industries, Inc.                                          1,308,800        46,266,080
 * Tripos, Inc.                                                          7,200            37,368
 * Triquint Semiconductor, Inc.                                        783,552         3,392,780
 * Triumph Group, Inc.                                                 509,917        20,682,234
 * TriZetto Group, Inc.                                                825,529         5,844,745
*# Trump Hotels & Casino Resorts, Inc.                                 271,100           225,013
 * Tumbleweed Communications Corp.                                      37,100           129,850
 * Tut Systems, Inc.                                                    13,500            53,325
 * Tweeter Home Entertainment Group,
     Inc.                                                              750,552         4,811,038
   Twin Disc, Inc.                                                      37,400           939,114
 * U.S. Concrete, Inc.                                                 556,554         4,046,148
*# U.S. Diagnostic, Inc.                                                20,800                 2
 * U.S. Energy Corp. Wyoming                                            25,700            76,843
 * U.S. Xpress Enterprises, Inc. Class A                               163,490         4,250,740
   UICI                                                                976,000        32,598,400
*# Ultimate Electronics, Inc.                                              600             1,836
   UMB Financial Corp.                                                 587,820        32,923,798
*# Unapix Entertainment, Inc.                                            9,300                38
 * Unico American Corp.                                                 72,700           543,069
 * Unifi, Inc.                                                       1,634,466         6,080,214
   Unifirst Corp.                                                      276,600         7,645,224
 * United American Healthcare Corp.,                                    17,950           110,393
   United Auto Group, Inc.                                           1,480,400        42,221,008
   United Community Financial Corp.                                    773,935         8,892,513
   United Fire & Casualty Co.                                           44,450         2,960,370
 * United Rentals, Inc.                                              1,818,000        32,487,660
 * United Retail Group, Inc.                                           304,501         1,263,679
 * Universal Access Global Holdings,
     Inc.                                                                   50                 7
 * Universal American Financial Corp.                                  133,566         1,783,106
 * Universal Compression Holdings,
     Inc.                                                              994,984        37,112,903
   Universal Corp.                                                      40,300         1,961,804
   Universal Forest Products, Inc.                                      73,043         3,152,536
 * Universal Stainless & Alloy Products,
     Inc.                                                              118,900         1,750,208
   Unizan Financial Corp.                                               18,431           475,151
 * Urologix, Inc.                                                       45,500           323,960
*# URS Corp.                                                         1,379,596        41,443,064
 * USA Truck, Inc.                                                      71,600           887,124
   USEC, Inc.                                                        2,683,002        28,252,011
   USF Corp.                                                           880,801        32,563,213
*# V.I. Technologies, Inc.                                                 100                67
 * Vail Resorts, Inc.                                                1,011,723        23,016,698
*# Valence Technology, Inc.                                              4,800            17,280
   Valhi, Inc.                                                         176,952         2,744,526
   Valley National Gases, Inc.                                          13,800           176,640
 * Valpey Fisher Corp.                                                  10,350   $        35,190
 * ValueClick, Inc.                                                     36,264           467,806
 * Vastera, Inc.                                                       706,795         1,307,571
 * Verilink Corp.                                                      119,978           419,923
 * Veritas DGC, Inc.                                                 1,075,700        25,171,380
 * Verso Technologies, Inc.                                            315,828           255,821
 * VerticalBuyer Inc.                                                    7,773               233
   Vesta Insurance Group, Inc.                                       1,141,300         4,291,288
   Viad Corp.                                                           50,300         1,206,697
 * Vical, Inc.                                                         513,518         2,208,127
 * Vicon Industries, Inc.                                               71,500           404,690
 * Viewpoint Corp.                                                       1,400             3,668
 * Vignette Corp.                                                      927,600         1,178,052
   Vintage Petroleum, Inc.                                             818,635        19,851,899
 * Virco Manufacturing Corp.                                            60,786           468,052
   Visteon Corp.                                                     3,485,965        29,491,264
 * Visual Networks, Inc.                                                26,900            86,618
*# Vitech America, Inc.                                                    700                 2
 * Vitesse Semiconductor, Inc.                                             800             2,608
 * Volt Information Sciences, Inc.                                     402,800        12,285,400
   Vulcan International Corp.                                           11,200           504,000
*# Vyyo, Inc.                                                          142,014         1,029,602
 * Warnaco Group, Inc.                                                  39,404           782,957
   Washington Savings Bank FSB                                          31,750           428,625
   Waste Industries USA, Inc.                                          238,100         2,731,007
 * WatchGuard Technologies, Inc.                                     1,021,602         4,188,568
 * Water Pik Technologies, Inc.                                        106,700         1,835,240
 * Waterlink, Inc.                                                       1,100                 0
   Watsco, Inc. Class A                                                 31,600         1,045,012
   Wausau-Mosinee Paper Corp.                                        1,221,099        21,918,727
 * WCI Communities, Inc.                                               186,100         4,767,882
 * Webb Interactive Services, Inc.                                       4,200             1,722
 * Webco Industries, Inc.                                               93,900           704,250
 * Weider Nutrition International, Inc.                                166,500           705,960
   Weis Markets, Inc.                                                   26,400         1,013,760
   Wellco Enterprises, Inc.                                                100             1,480
   Wellman, Inc.                                                       864,400         8,894,676
*# Wells-Gardner Electronics Corp.                                      61,241           323,352
 * Westaff, Inc.                                                       192,900           588,345
   Westbank Corp.                                                        1,143            21,054
 * Westcoast Hospitality Corp.                                         290,000         1,470,300
 * Western Power & Equipment Corp.                                       4,091             6,750
 * White Electronics Designs Corp.                                      11,000            73,700
 * Whitehall Jewelers, Inc.                                            374,500         3,100,860
*# WHX Corp.                                                           114,633            89,414
 * Wickes, Inc.                                                         49,400               222
 * Wild Oats Markets, Inc.                                              19,100           136,756
 * Williams Industries, Inc.                                             3,400            11,900
 * Willis Lease Finance Corp.                                          132,900         1,182,810
 * Wilshire Enterprises, Inc.                                          113,590           684,948
 * Wilson Greatbatch Technologies, Inc.                                 25,800           517,290
 * Wilsons The Leather Experts, Inc.                                   477,301         2,386,505
 * Wind River Systems, Inc.                                             79,487           961,793
 # Winn-Dixie Stores, Inc.                                             149,300           597,200
 * Wireless WebConnect!, Inc.                                            4,500                13
 * Wolverine Tube, Inc.                                                477,600         5,072,112
   Woodhead Industries, Inc.                                               490             7,389
   Woodward Governor Co.                                                 3,665           266,995
 * Worldwide Restaurant Concepts,
     Inc.                                                              794,905         2,599,339
 * Xanser Corp.                                                        259,400           731,508

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Xeta Corp.                                                           30,500   $        90,585
 * Zapata Corp.                                                         31,610         1,992,062
 * Zhone Technologies, Inc.                                             16,984            41,441
   Ziegler Companies, Inc.                                               8,200           162,975
*# Zoltek Companies, Inc.                                              308,448         2,837,722
 * Zomax, Inc.                                                       1,040,946         3,580,854
 * Zones, Inc.                                                         173,400         1,062,942
 * Zoran Corp.                                                         633,599         7,508,148
 * Zygo Corp.                                                          440,078         5,113,706
 * ZymeTx, Inc.                                                          1,100                47
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $4,679,994,078)                                                            6,192,873,354
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp.
     Warrants Series 1 10/01/07                                            257                 0
 * American Banknote Corp.
     Warrants Series 2 10/01/07                                            257                 0
*# Angeion Corp. Warrants 10/31/07                                         315                16
 * Chart Industries, Inc. Warrants
     09/15/10                                                                3                46
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                 142,110           781,605
 * CSF Holding, Inc. Litigation Rights
     12/30/99                                                           40,500                 0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                  19,927            21,920
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                          927,100                 0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                   4,082                 1
 * Imperial Sugar Co. Warrants
     08/29/08                                                            9,694            21,327
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                            3,433               120
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                           10,609               398
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                   9,740             5,941
 * Milltope Group, Inc. Contigent Value
     Rights                                                             53,600                 0
   PMR Corp. Contingent Value
     Rights 08/05/04                                                   105,000               105
 * Timco Aviation Services, Inc. Warrants
     12/31/07                                                           25,879                 3
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175)                                                                      831,482
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                    ------                ------
                                                                     (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.
     Subordinated Promissory Note
     6.000%, 03/28/07                                          $            40   $             0
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07                                                        6                 0
                                                                                 ---------------
TOTAL BONDS
  (Cost $0)                                                                                    0
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (5.6%)
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 1.94%, 12/01/04
   (Collateralized by $275,171,000
   U.S. Treasury Notes 4.75%,
   maturities ranging from 01/01/08 to
   05/15/14, valued at $280,885,271)
   to be repurchased at $277,574,692
   (Cost $277,559,735)^                                                277,560       277,559,735
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $88,657,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $89,037,339) to be
   repurchased at $88,115,601
   (Cost $88,111,000)                                                   88,111        88,111,000
                                                                                 ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $365,670,735)                                                                365,670,735
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,051,771,988)                                                          $ 6,559,375,571
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
 COMMON STOCKS -- (91.8%)
 * 1-800 CONTACTS, Inc.                                                 30,578   $       626,543
 * 1-800-FLOWERS.COM, Inc.                                              67,023           556,291
   1st Independence Financial Group, Inc.                                1,100            20,735
   1st Source Corp.                                                     44,731         1,174,189
 # 21st Century Holding Co.                                              1,650            21,631
   21st Century Insurance Group                                        184,700         2,397,406
 * 24/7 Real Media, Inc.                                                 3,180            12,020
 * 3-D Systems Corp.                                                    24,600           396,306
 * 4Kids Entertainment, Inc.                                            31,200           637,416
*# 8X8, Inc.                                                            19,200            70,848
*# 99 Cents Only Stores                                                159,900         2,385,708
 * @Road, Inc.                                                         125,400           756,162
 * A. B. Watley Group, Inc.                                              9,400             2,256
 * A.C. Moore Arts & Crafts, Inc.                                       44,800         1,289,792
 * A.D.A.M., Inc.                                                          700             2,590
*# aaiPharma, Inc.                                                      47,250           146,002
 * Aames Investment Corp.                                                   33               360
 * AAON, Inc.                                                           13,100           208,290
 * AAR Corp.                                                            74,183         1,014,082
   Aaron Rents, Inc.                                                    40,100           972,826
   Aaron Rents, Inc. Class A                                             8,550           187,672
 * Abaxis, Inc.                                                         18,300           229,482
   ABC Bancorp                                                           8,310           172,017
 * Abgenix, Inc.                                                       204,317         2,073,818
 * Abiomed, Inc.                                                        50,270           763,099
 * Able Laboratories, Inc.                                              39,700           863,475
 * Ablest, Inc.                                                          2,100            15,582
   ABM Industries, Inc.                                                111,600         2,449,620
   Abrams Industries, Inc.                                                 200               780
 * ABX Air, Inc.                                                        66,600           523,476
 * Acacia Research-Acacia Technologies                                  20,960            95,368
 * Acacia Research-CombiMatrix                                          18,034            60,594
 * Accelrys, Inc.                                                       56,300           352,438
*# Access Pharmaceuticals, Inc.                                         35,600           124,600
 * Acclaim Entertainment, Inc.                                          12,500               121
 * Accredited Home Lenders Holding Co.                                  27,382         1,176,057
 * Accredo Health, Inc.                                                108,400         2,934,388
 * ACE Cash Express, Inc.                                               30,342           809,373
 * ACE*COMM Corp.                                                        7,500            16,500
   Aceto Corp.                                                          36,950           628,150
 * Aclara BioSciences, Inc.                                             60,271           251,933
 * Acme Communications, Inc.                                            36,700           215,796
   Acme United Corp.                                                     3,400            41,310
 * ACT Manufacturing, Inc.                                                 800                 4
 * ACT Teleconferencing, Inc.                                           27,900            31,527
 * Actel Corp.                                                          58,135           997,597
   Action Performance Companies, Inc.                                   42,200           455,338
 * ActivCard Corp.                                                      92,943           739,826
 * Active Power, Inc.                                                   96,856           440,695
 * Actuant Corp.                                                        54,680         2,571,054
 * Actuate Corp.                                                       141,900           336,303
   Acuity Brands, Inc.                                                  27,700           815,211
   Adams Resources & Energy, Inc.                                        4,200            74,550
 * Adaptec, Inc.                                                       239,400         1,867,320
 * ADDvantage Technologies Group, Inc.                                   4,200            22,050
 * ADE Corp.                                                            13,300           245,518
 * Adept Technology, Inc.                                                7,000   $        11,550
 * Administaff, Inc.                                                    59,900           892,510
 * Adolor Corp.                                                         89,400         1,236,402
 * Advanced Digital Information Corp.                                  146,200         1,342,116
 * Advanced Energy Industries, Inc.                                     75,200           642,960
 * Advanced Magnetics, Inc.                                             12,300           172,815
   Advanced Marketing Services, Inc.                                    42,250           454,187
*# Advanced Medical Optics, Inc.                                        77,000         3,201,660
 * Advanced Neuromodulation Systems, Inc.                               46,398         1,674,968
 * Advanced Nutraceuticals, Inc.                                           700             2,450
*# Advanced Photonix, Inc.                                               9,000            14,940
 * Advanced Power Technology, Inc.                                      22,995           172,692
   Advanta Corp. Class A                                                22,117           494,978
   Advanta Corp. Class B Non-Voting                                     42,042         1,003,963
 * Advent Software, Inc.                                                76,385         1,528,464
   Advo, Inc.                                                           70,250         2,466,477
 * Aehr Test Systems                                                     7,100            15,478
 * AEP Industries, Inc.                                                 13,000           142,220
 * AeroCentury Corp.                                                       300               825
 * Aeroflex, Inc.                                                      171,250         2,097,812
 * Aeropostale, Inc.                                                   100,850         2,874,225
 * Aerosonic Corp.                                                       3,900            22,893
 * Aether Systems, Inc.                                                 97,242           361,740
 * Aetrium, Inc.                                                         9,300            33,480
*# AFC Enterprises, Inc.                                                39,800           958,384
 * Affiliated Managers Group, Inc.                                      55,050         3,489,069
 * Aftermarket Technology Corp.                                         45,950           800,449
 * Agile Software Corp.                                                120,771         1,009,646
*# Agility Capital, Inc.                                                 5,900                38
   Agilysys, Inc.                                                       74,088         1,224,675
 * Air Methods Corp.                                                    23,570           171,354
 * AirGate PCS, Inc.                                                     5,100           165,597
 * AirNet Systems, Inc.                                                 22,200            73,260
 * Airspan Networks, Inc.                                               83,300           457,317
 * Airtran Holdings, Inc.                                              196,800         2,326,176
 * AK Steel Holding Corp.                                              250,200         3,230,082
*# Akamai Technologies, Inc.                                            82,588         1,069,515
*# Akorn, Inc.                                                          19,500            81,120
*# Aksys, Ltd.                                                          67,191           444,133
   Alabama National Bancorporation                                      38,689         2,446,305
   Alamo Group, Inc.                                                    12,500           261,250
 * Alaska Air Group, Inc.                                               68,000         2,123,640
 * Alaska Communications Systems Group, Inc.                            22,200           190,698
   Albany International Corp. Class A                                   68,872         2,303,768
 * Albany Molecular Research, Inc.                                      71,360           764,979
   Albemarle Corp.                                                      78,881         3,142,619
 * Alderwoods Group, Inc.                                                6,000            63,480
   Aldila, Inc.                                                          4,633            60,275
   Alexander & Baldwin, Inc.                                            72,795         3,079,956
 * Alexion Pharmaceuticals, Inc.                                        63,500         1,313,180
   Alfa Corp.                                                          184,078         2,788,782
 * Alico, Inc.                                                           7,000           390,320
 * Align Technology, Inc.                                              135,310         1,430,227
 * Alkermes, Inc.                                                      206,211         2,843,650
 * All American Semiconductor, Inc.                                      4,000            24,400
   Allegheny Technologies, Inc.                                        130,813         2,877,886

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Allen Organ Co. Class B                                                 800   $        52,308
   ALLETE, Inc.                                                         68,000         2,475,200
 * Alliance Gaming Corp.                                               117,360         1,418,882
 * Alliance Imaging, Inc.                                              111,000         1,043,400
 * Alliance Semiconductor Corp.                                         79,000           276,500
 * Allied Defense Group, Inc.                                           12,400           253,952
 * Allied Healthcare International, Inc.                                36,000           193,680
 * Allied Healthcare Products, Inc.                                      6,700            41,473
 * Allied Holdings, Inc.                                                 8,300            21,289
 * Allied Motion Technologies, Inc.                                      2,900            19,868
 * Allmerica Financial Corp.                                            27,600           898,380
 * Allos Therapeutics, Inc.                                             61,410           128,961
 * Allou HealthCare, Inc. Class A                                          100                 0
 * Alloy, Inc.                                                          71,200           320,400
 * Allscripts Healthcare Solutions, Inc.                                91,149           897,818
 * Almost Family, Inc.                                                   1,600            19,680
 * Alpha Technologies Group, Inc.                                        7,100             7,100
   Alpharma, Inc. Class A                                               93,400         1,551,374
   Alpine Group, Inc.                                                   13,500            29,025
 * Alteon, Inc.                                                         61,700            51,211
 * Altiris, Inc.                                                        61,300         1,716,400
   Ambassadors Group, Inc.                                               9,800           340,844
   Ambassadors International, Inc.                                       9,800           134,652
 * AMC Entertainment, Inc.                                              64,200         1,240,986
 * Amcast Industrial Corp.                                               8,500             4,675
   AMCOL International Corp.                                            67,500         1,363,500
   Amcore Financial, Inc.                                               57,060         1,856,162
 * Amedisys, Inc.                                                       33,393         1,099,298
 * AMEN Properties, Inc.                                                 1,975             7,702
 * Amerco, Inc.                                                         13,900           571,985
 * America Services Group, Inc.                                         24,758           620,188
*# America West Holdings Corp. Class B                                  80,800           469,448
 * American Banknote Corp.                                                  88                12
 * American Biltrite, Inc.                                               3,400            40,460
*# American Business Financial Services, Inc.                            5,074            17,658
 * American Claims Evaluation, Inc.                                      1,000             2,430
 * American Dental Partners, Inc.                                       10,500           192,255
   American Ecology Corp.                                               14,350           173,348
   American Greetings Corp. Class A                                     83,900         2,233,418
*# American Healthways, Inc.                                            75,600         2,521,260
 * American Independence Corp.                                           8,400           124,152
 # American Italian Pasta Co.                                           40,100           772,326
 * American Locker Group, Inc.                                             300             3,855
 * American Medical Security Group, Inc.                                27,400           885,842
 * American Medical Systems Holdings, Inc.                              77,433         2,954,843
   American Pacific Corp.                                                7,100            59,285
 * American Physicians Capital, Inc.                                    19,400           646,214
   American Physicians Services Group, Inc.                                100             1,015
 * American Retirement Corp.                                            56,600           449,970
 * American Science & Engineering, Inc.                                 17,200           635,712
   American Shared Hospital Services                                     5,100            26,877
   American Software, Inc. Class A                                      46,205           274,920
   American States Water Co.                                            38,350           997,483
 * American Superconductor Corp.                                        63,799           883,361
 * American Technical Ceramics Corp.                                     8,000            80,080
 # American Vanguard Corp.                                                 621            23,753
 * American West Bancorporation                                          3,552            74,592
   American Woodmark Corp.                                              37,876         1,523,751
   Americana Bancorp                                                     2,712   $        42,443
 * America's Car-Mart, Inc.                                             18,000           660,600
*# AMERIGROUP Corp.                                                     49,500         3,415,500
 * AmeriServe Financial, Inc.                                           29,200           151,840
   Ameristar Casinos, Inc.                                              62,362         2,510,070
   Ameron International Corp.                                           18,600           706,428
   AmerUs Group Co.                                                     46,844         2,040,993
 * Amistar Corp.                                                         1,600             5,440
 * Amkor Technology, Inc.                                              151,073           830,901
 * AML Communications, Inc.                                              7,800             7,098
 * AMN Healthcare Services, Inc.                                        65,100         1,041,600
   Ampco-Pittsburgh Corp.                                                9,600           129,312
 * Ampex Corp. Class A                                                   5,925            67,545
*# AMR Corp.                                                            82,700           746,781
   Amrep Corp.                                                           6,500           115,635
 * Amsurg Corp.                                                         69,833         1,795,419
 * Amtech Systems, Inc.                                                  1,900             8,075
 * AMX Corp.                                                            11,000           194,150
*# Anadigics, Inc.                                                      69,900           235,563
 * Analex Corp.                                                         29,000           117,450
   Analogic Corp.                                                       29,400         1,332,408
 * Analysts International Corp.                                         52,200           174,870
*# Analytical Surveys, Inc.                                                730             1,905
 * Anaren, Inc.                                                         44,500           597,813
   Anchor Bancorp Wisconsin, Inc.                                       53,040         1,549,298
   Andersons, Inc.                                                       8,200           187,616
 * Andrx Group                                                           2,600            46,280
 * Angeion Corp.                                                           215               555
   Angelica Corp.                                                       16,100           408,135
 * Angelo & Maxie's, Inc.                                                2,016             1,502
 * AngioDynamics, Inc.                                                   7,332           117,312
 * Anika Therapeutics, Inc.                                              9,900            93,555
 # Anixter International, Inc.                                          81,400         3,071,222
 * Ansoft Corp.                                                         29,635           534,023
 * AnswerThink, Inc.                                                   100,625           453,819
 * Ansys, Inc.                                                          71,200         2,185,128
 * Anteon International Corp.                                           82,400         3,050,448
 * Anthony & Sylvan Pools Corp.                                          3,768            20,159
*# Antigenics, Inc.                                                    104,613           985,454
 * AP Pharma, Inc.                                                      45,823            56,821
 * APA Enterprises, Inc.                                                11,800            25,488
 * APAC Customer Services, Inc.                                        106,450           180,965
 * Aphton Corp.                                                         86,739           286,239
   Apogee Enterprises, Inc.                                             62,815           915,843
*# Apogee Technology, Inc.                                               5,400            20,628
 * Applera Corp. - Celera Genomics Group                                 2,900            40,832
 * Applica, Inc.                                                        55,400           279,770
 * Applied Extrusion Technologies, Inc.                                 21,500             3,655
 * Applied Films Corp.                                                  33,261           737,064
 * Applied Imaging Corp.                                                15,100             6,946
   Applied Industrial Technologies, Inc.                                43,100         1,795,115
 * Applied Innovation, Inc.                                             15,100            54,058
 * Applied Micro Circuits Corp.                                        133,400           490,912
   Applied Signal Technologies, Inc.                                    25,700           975,572
 * Applix, Inc.                                                         26,500           117,395
 * Apria Healthcare Group, Inc.                                         55,300         1,696,051
 * Apropos Technology, Inc.                                             36,800           110,032
   Aptargroup, Inc.                                                     38,500         2,023,175
 * aQuantive, Inc.                                                     141,025         1,225,507
 * Aquila, Inc.                                                        533,900         1,868,650

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Aradigm Corp.                                                        82,790   $       125,841
 * Arch Capital Group, Ltd.                                              5,900           229,805
   Arch Chemicals, Inc.                                                 53,822         1,571,602
   Arctic Cat, Inc.                                                     32,230           860,863
*# Ardent Communications, Inc.                                          12,900                19
 * Arena Pharmaceuticals, Inc.                                          56,778           317,962
 * ARGON ST, Inc.                                                       14,214           367,574
 * Argonaut Group, Inc.                                                 61,101         1,214,688
 * Argonaut Technologies, Inc.                                          11,600            10,788
 * Argosy Gaming Corp.                                                  64,800         3,017,088
 * Ariad Pharmaceuticals, Inc.                                         120,706           696,474
 * Ariba, Inc.                                                         145,121         2,394,496
   Ark Restaurants Corp.                                                 2,700            81,135
   Arkansas Best Corp.                                                  57,300         2,470,776
 * Arlington Hospitality, Inc.                                           4,900            14,210
 * Armor Holdings, Inc.                                                 72,100         3,112,557
*# Armstrong Holdings, Inc.                                              4,400            11,440
*# Arotech Corp.                                                        90,691           159,616
 * Arqule, Inc.                                                         64,374           356,632
 * Array BioPharma, Inc.                                                66,103           552,621
 # Arrhythmia Research Technology, Inc.                                  5,800           146,740
 * Arris Group, Inc.                                                   200,000         1,138,000
   Arrow Financial Corp.                                                10,239           328,774
   Arrow International, Inc.                                           100,700         3,045,168
 * Art Technology Group, Inc.                                          121,085           134,404
   Artesian Resources Corp. Class A                                      1,815            52,726
 * Artesyn Technologies, Inc.                                           82,300           783,496
 * Arthrocare Corp.                                                     49,692         1,504,177
 * Artisan Components, Inc.                                             43,700         1,507,650
*# Artisoft, Inc                                                         2,400             5,760
 * Art's-Way Manufacturing Co., Inc.                                       200             1,220
 * ASA International. Ltd.                                                 640             2,931
   ASB Financial Corp.                                                   1,000            22,250
 * Asbury Automotive Group, Inc.                                       143,200         1,987,616
 * Ascential Software Corp.                                             66,079           903,300
 * Ashworth, Inc.                                                       30,071           272,143
 * Ask Jeeves, Inc.                                                     83,900         2,167,976
 * Aspect Communications Corp.                                         136,183         1,477,586
 * Aspect Medical Systems, Inc.                                         47,000         1,146,800
 * Aspen Technology, Inc.                                               92,664           534,671
   Associated Banc-Corp                                                 12,348           410,324
 * Astea International, Inc.                                             2,900            20,793
 * Astec Industries, Inc.                                               44,700           743,808
   Astro-Med, Inc.                                                       9,830            88,775
 * Astronics Corp.                                                       5,500            27,225
 * Astronics Corp. Class B                                               2,225            11,069
*# AstroPower, Inc.                                                      6,550                62
 * ASV, Inc.                                                            29,016         1,216,641
 * Asyst Technologies, Inc.                                            104,400           434,304
*# ATA Holdings Corp.                                                   24,879            27,367
 * Atari, Inc.                                                         218,209           495,334
*# AtheroGenics, Inc.                                                   85,200         2,020,092
 * Atlantic American Corp.                                              21,100            63,300
 * Atlantic Premium Brands, Ltd.                                         2,000             2,400
 * Atlantis Plastics, Inc.                                               4,400            72,820
 * ATMI, Inc.                                                           72,133         1,660,502
   Atmos Energy Corp.                                                   73,600         1,986,464
 * ATP Oil & Gas Corp.                                                  56,500           805,125
   Atrion Corp.                                                          1,700            76,874
 * ATS Medical, Inc.                                                     8,200            32,554
 * Atwood Oceanics, Inc.                                                34,600         1,814,078
 * Audiovox Corp. Class A                                               44,900   $       671,255
 * August Technology Corp.                                              40,900           345,605
 * Ault, Inc.                                                            4,500            14,220
 * Aura Systems, Inc.                                                    5,295               201
*# Authentidate Holding Corp.                                           75,700           525,358
 * autobytel.com, Inc.                                                  91,700           667,576
 * Avalon Holding Corp. Class A                                          1,550             4,805
 * Avanex Corp.                                                        320,595           993,844
 * AVANIR Pharmaceuticals Class A                                      216,500           738,265
 * Avant Immunotherapeutics, Inc.                                      141,134           261,098
 * Avatar Holdings, Inc.                                                 8,700           411,249
   Avatech Solutions, Inc                                                1,851               648
*# AVI BioPharma, Inc.                                                  75,600           164,808
 * Aviall, Inc.                                                         74,500         1,694,130
 * Avici Systems, Inc.                                                  27,943           199,792
 * Avid Technology, Inc.                                                45,100         2,573,857
 * Avigen, Inc.                                                         46,864           161,681
   Avista Corp.                                                        111,400         1,982,920
 * Avocent Corp.                                                        52,600         1,995,118
 * AVTEAM, Inc. Class A                                                    200                 0
 * Aware, Inc.                                                          49,159           241,371
 * Axcelis Technologies, Inc.                                          219,900         1,605,270
 * Axesstel, Inc.                                                        6,200            23,560
 * AXM Pharma, Inc.                                                      2,300             5,290
 * Axonyx, Inc.                                                          1,300             9,568
 * AXS-One, Inc.                                                        64,600           183,464
 * Axsys Technologies, Inc.                                              7,050           127,464
 * AXT, Inc.                                                            38,700            65,790
 * Aztar Corp.                                                          79,600         2,692,072
 * AZZ, Inc.                                                             8,200           125,050
   Badger Meter, Inc.                                                    3,200           182,912
 * Badger Paper Mills, Inc.                                              1,000             4,240
   Bairnco Corp.                                                         7,300            85,410
 * Baker (Michael) Corp.                                                 7,600           142,880
   Balchem Corp.                                                         4,700           144,807
   Baldor Electric Co.                                                  75,733         2,088,716
   Baldwin & Lyons, Inc. Class B                                        12,625           328,250
 * Baldwin Technology Co., Inc. Class A                                 13,300            40,964
 * Ballantyne of Omaha, Inc.                                            11,900            51,051
*# Bally Total Fitness Holding Corp.                                    78,200           260,406
 * Bancinsurance Corp.                                                   5,700            42,294
   Bandag, Inc.                                                         20,100         1,002,387
   Bandag, Inc. Class A                                                  9,600           437,568
   Bank of Granite Corp.                                                16,400           355,880
   Bank of The Ozarks, Inc.                                             15,200           541,880
   BankAtlantic Bancorp, Inc. Class A                                   11,285           214,415
 * Bankrate, Inc.                                                        7,000           111,720
 * BankUnited Financial Corp. Class A                                   69,175         2,126,439
   Banner Corp.                                                         25,751           850,298
   Banta Corp.                                                          57,300         2,549,850
   Barnes Group, Inc.                                                   53,200         1,392,776
   Barnwell Industries, Inc.                                               400            21,180
 * Barrett Business Services, Inc.                                       5,800            87,058
 * Barry (R.G.) Corp.                                                    9,500            33,250
   Bassett Furniture Industries, Inc.                                   26,099           514,411
   Bay View Capital Corp.                                               14,455           248,626
 * BayCorp Holdings, Ltd.                                                  484             6,123
 * BE Aerospace, Inc.                                                  103,510         1,096,895
 * Beasley Broadcast Group, Inc.                                        16,698           293,050
 # Beazer Homes USA, Inc.                                               12,553         1,556,572
   Bebe Stores, Inc.                                                    85,400         3,098,312

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
   BEI Technologies, Inc.                                               34,000   $       997,900
   Bel Fuse, Inc. Class A                                                2,600            76,180
   Bel Fuse, Inc. Class B                                                5,250           179,707
   Belden CDT, Inc.                                                     83,439         1,934,950
 * Bell Industries, Inc.                                                 8,900            25,899
 * Bell Microproducts, Inc.                                             63,600           543,780
 * Benchmark Electronics, Inc.                                          89,000         3,119,450
 * Benihana, Inc.                                                        1,000            14,250
 * Benihana, Inc. Class A                                                  150             2,115
 * Bentley Pharmaceuticals, Inc.                                        47,860           422,125
   Berry Petroleum Corp. Class A                                        48,400         2,240,920
 * Beverly Enterprises, Inc.                                           248,700         2,156,229
   Beverly Hills Bancorp, Inc.                                             437             4,331
 * BFC Financial Corp.                                                   1,300            14,664
 * Big 4 Ranch, Inc.                                                     3,200                 0
 * Big City Radio, Inc.                                                  3,400               399
 * Big Dog Holdings, Inc.                                                1,500             9,420
*# Big Lots, Inc.                                                       16,400           190,240
 * BindView Development Corp.                                          107,800           382,690
 * Bioanalytical Systems, Inc.                                           4,600            24,150
 * BioCryst Pharmaceuticals, Inc.                                       49,900           329,340
 * Bioenvision, Inc.                                                    64,800           667,440
 * Bio-Imaging Technologies, Inc.                                       24,300           105,705
 # BioLase Technology, Inc.                                             55,808           504,504
 * Bio-Logic Systems Corp.                                               4,200            34,272
 * BioMarin Pharmaceutical, Inc.                                       148,085           789,293
 * Bio-Rad Laboratories, Inc. Class A                                   20,000         1,134,000
 * Bio-Reference Laboratories, Inc.                                     28,746           472,009
 * BioSante Pharmaceuticals, Inc.                                       41,400           416,898
*# Biosite, Inc.                                                        36,545         2,035,191
 * Biosource International, Inc.                                         9,600            63,168
 * Biospecifics Technologies Corp.                                       4,500             7,425
 * BioSphere Medical, Inc.                                              32,800           101,680
 * BioTime, Inc.                                                        11,000            14,520
 * Bioveris Corp.                                                       30,900           190,962
 * Bitstream, Inc.                                                       8,400            24,360
   BIW, Ltd.                                                               800            15,720
 * BJ's Restaurants, Inc.                                               45,344           678,346
   Black Box Corp.                                                      39,400         1,681,592
   Black Hills Corp.                                                    74,659         2,292,778
   Blair Corp.                                                          18,000           630,000
 # Blockbuster, Inc. Class A                                           119,800         1,015,904
 * Blonder Tongue Laboratories, Inc.                                     9,800            46,550
 * Blount International, Inc.                                           89,200         1,554,756
 * Blue Coat Systems, Inc.                                              25,886           432,037
 * Blue Martini Software, Inc.                                          26,600            73,921
 * Bluegreen Corp.                                                      59,865           951,853
   Blyth, Inc.                                                          94,100         2,758,071
 * BNS Co. Class A                                                       4,120            27,398
   Bob Evans Farms, Inc.                                                79,438         2,005,809
 * Boca Resorts, Inc.                                                   84,545         2,024,007
 * Bogen Communications International, Inc.                             12,500            61,562
 * Bolt Technology Corp.                                                 5,400            28,296
 * Bombay Co., Inc.                                                     82,400           570,208
 * Bone Care International, Inc.                                        44,709         1,042,614
 * Bontex, Inc.                                                            200                52
   Bon-Ton Stores, Inc.                                                 29,617           414,638
*# Bookham, Inc.                                                        12,447            66,716
   Books-A-Million, Inc.                                                18,300           168,726
 * Borland Software Corp.                                              185,000         2,162,650
   Boston Acoustics, Inc.                                                4,600   $        63,250
 * Boston Beer Co., Inc. Class A                                        22,100           481,338
 * Boston Communications Group, Inc.                                    39,700           353,330
   Boston Private Financial Holdings, Inc.                              62,900         1,703,961
   BostonFed Bancorp, Inc.                                               4,300           188,727
 * Bottomline Technologies, Inc.                                        40,306           471,580
   Bowne & Co., Inc.                                                    81,100         1,248,940
 * Boyds Collection, Ltd.                                              123,017           431,790
 * Bradley Pharmaceuticals, Inc.                                        37,051           655,803
   Brady Co. Class A                                                    49,200         3,006,120
 * Breed Technologies, Inc.                                             36,800               515
   Bridgford Foods Corp.                                                10,400            88,036
 * Brigham Exploration Co.                                              96,446           901,770
 * Bright Horizons Family Solutions, Inc.                                6,600           414,150
 * Brightpoint, Inc.                                                    41,400           791,154
 * BrightStar Information Technology Group, Inc.                        10,700               214
 * Brillian Corp.                                                        7,049            21,711
 * Brilliant Digital Entertainment, Inc.                                 5,400               324
*# BriteSmile, Inc.                                                        785             5,440
 * Broadview Media, Inc.                                                   200             1,280
*# BroadVision, Inc.                                                    71,877           165,317
*# Broadwing Corp.                                                       2,700            17,928
*# Brocade Communications Systems, Inc.                                 99,500           689,535
 # Brookline Bancorp, Inc.                                             136,055         2,204,091
 * Brooks Automation, Inc.                                             102,439         1,572,439
 * Brookstone, Inc.                                                     46,792           856,294
 * Brooktrout, Inc.                                                     29,907           366,660
   Brown Shoe Company, Inc.                                             41,800         1,192,136
 * Bruker BioSciences Corp.                                            194,472           896,516
 * Brush Engineered Materials, Inc.                                     43,600           850,200
   Bryn Mawr Bank Corp.                                                  1,600            31,872
 * BSQUARE Corp.                                                           500               570
 * BTU International, Inc.                                              12,900            38,442
 * Buca, Inc.                                                           44,571           267,426
 * Buckeye Technologies, Inc.                                           85,883         1,064,090
   Buckle, Inc.                                                         30,000           924,000
   Building Materials Holding Corp.                                     31,198         1,137,167
 * Bull Run Corp.                                                        3,700             1,369
   Burlington Coat Factory Warehouse Corp.                             101,949         2,376,431
 * Bush Industries, Inc. Class A                                           700                59
 * Butler International, Inc.                                            8,400            38,472
   C&D Technologies, Inc.                                               58,300         1,010,339
   C&F Financial Corp.                                                     300            11,871
 * C-COR, Inc.                                                          99,000           886,050
*# C-Phone Corp.                                                         8,900               116
 * Cabot Microelectronics Corp.                                         57,000         2,106,150
   Cabot Oil & Gas Corp.                                                65,800         3,183,404
 * Cache, Inc.                                                          35,950           593,534
 * CACI International, Inc. Class A                                      5,700           354,141
   Cadmus Communications Corp.                                           8,900           123,541
 * Cagle's, Inc. Class A                                                 2,000            22,020
 * Cal Dive International, Inc.                                         80,000         3,444,800
 * CalAmp Corp.                                                         50,728           485,467
   Calavo Growers, Inc.                                                 26,043           304,964
   Calgon Carbon Corp.                                                  89,800           839,630
 * California Coastal Communities, Inc.                                 10,000           222,900
   California First National Bancorp                                    10,400           137,790
 * California Micro Devices Corp.                                       49,400           429,780

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * California Pizza Kitchen, Inc.                                       44,100   $     1,104,705
   California Water Service Group                                       42,200         1,475,734
 * Caliper Life Sciences, Inc.                                          67,924           474,789
   Callaway Golf Co.                                                   173,000         2,034,480
 * Callidus Software                                                    32,000           145,280
 * Callon Petroleum Co.                                                 39,762           557,066
 * Calloway's Nursery, Inc.                                              1,200               420
 # Cal-Maine Foods, Inc.                                                49,100           649,495
*# Calpine Corp.                                                        17,500            67,900
 * Calton, Inc.                                                          4,480             1,613
 * CAM Commerce Solutions, Inc.                                          3,000            48,357
   Cambrex Corp.                                                        60,000         1,488,000
   Camco Financial Corp.                                                 7,516           114,469
 * CancerVax Corp.                                                      64,300           608,921
 * Candela Corp.                                                        51,710           505,724
 * Candie's, Inc.                                                       62,574           291,595
 * Candlewood Hotel Co., Inc.                                            1,500                86
 * Cannon Express, Inc.                                                    200                 0
 * Cannondale Corp.                                                        300                19
 * Cantel Medical Corp.                                                 22,440           672,302
 * Canterbury Consulting Group, Inc.                                     1,571               677
 * Canyon Resources Corp.                                               63,900            77,319
   Capital Corp. of the West                                             5,046           259,819
 * Capital Crossing Bank                                                11,800           315,178
 * Capital Pacific Holdings, Inc.                                       14,500            57,637
 * Capital Senior Living Corp.                                          58,900           305,691
   Capital Southwest Corp.                                                 300            23,640
   Capitol Bancorp, Ltd.                                                 8,564           297,171
 * Caprius, Inc.                                                           548                82
 * Capstone Turbine Corp.                                               78,300           146,421
 * Captaris, Inc.                                                       69,100           339,281
 * Captiva Software Corp.                                                4,400            43,032
 * Caraco Pharmaceutical Laboratories, Ltd.                             56,350           411,355
 * Caraustar Industries, Inc.                                           64,684         1,040,766
   CARBO Ceramics, Inc.                                                 36,700         2,851,590
 * Cardiac Sciences, Inc.                                              144,900           307,188
 * Cardima, Inc.                                                         1,300               481
 * Cardinal Financial Corp.                                             12,705           127,304
 * CardioDynamics International Corp.                                  112,034           511,995
 * CardioGenesis Corp.                                                   1,800               738
*# Cardiotech International, Inc.                                       40,663           114,263
 * Career Blazers, Inc. Trust Units                                        800                 0
   Carmike Cinemas, Inc.                                                27,828         1,041,880
   Carpenter Technology Corp.                                           54,700         3,197,215
 * Carreker Corp.                                                       21,871           184,591
 * Carriage Services, Inc.                                              38,900           195,667
 * Carrier Access Corp.                                                 77,789           702,435
 * Carrington Laboratories, Inc.                                         9,800            45,178
 * Carrizo Oil & Gas, Inc.                                              14,100           136,347
   Cascade Corp.                                                        28,000           898,520
   Cascade Natural Gas Corp.                                            25,900           553,742
 * Casella Waste Systems, Inc. Class A                                  53,549           809,125
   Casey's General Stores, Inc.                                        115,110         2,229,681
   Cash America International, Inc.                                     65,100         1,669,815
 * Castle (A.M.) & Co.                                                  15,437           196,359
   Castle Energy Corp.                                                  11,700           147,420
 * Casual Male Retail Group, Inc.                                       78,700           339,984
 * Catalina Lighting, Inc.                                               1,760            15,840
   Catalina Marketing Corp.                                            111,300         3,127,530
 * Catalyst Semiconductor, Inc.                                         41,940           249,962
 * Catalytica Energy Systems, Inc.                                      19,891   $        41,771
 * Catapult Communications Corp.                                        33,091           898,090
   Cato Corp. Class A                                                   46,600         1,243,288
 * Cavalier Homes, Inc.                                                 39,360           217,661
 # Cavalry Bancorp, Inc.                                                   500            10,644
 * Cavco Industries, Inc.                                                3,852           155,236
   CCA Industries, Inc.                                                 15,166           166,826
 * CCC Information Services Group, Inc.                                 56,648         1,183,943
 * CD Warehouse, Inc.                                                    3,300                 6
 * CD&L, Inc.                                                            2,600             4,368
   CDI Corp.                                                            43,600           842,352
 * CEC Entertainment Inc.                                               76,950         3,131,095
 * Celadon Group, Inc.                                                  21,500           460,100
 * Celebrity, Inc. Escrow Shares                                         1,300                 0
   Celeritek, Inc.                                                      29,000           104,690
 * Cell Genesys, Inc.                                                   94,552           694,012
*# Cell Therapeutics, Inc.                                             116,400           870,672
 * Cellegy Pharmaceuticals, Inc.                                        53,521           264,929
 * CellStar Corp.                                                       43,048           157,125
 * Centene Corp.                                                        47,200         2,525,200
 * Centennial Communications Corp.                                      49,800           329,178
   Center Bancorp, Inc.                                                  1,890            24,343
   Center Financial Corp.                                               12,960           266,846
 * Centillium Communications, Inc.                                      83,989           211,652
 * Centra Software, Inc.                                                45,500            98,726
   Central Bancorp, Inc.                                                 1,600            49,560
 * Central European Distribution Corp.                                  37,627           989,214
 * Central Garden & Pet Co.                                             42,600         1,648,620
   Central Pacific Financial Corp.                                      64,500         2,156,235
   Central Parking Corp.                                                80,537         1,222,552
   Central Vermont Public Service Corp.                                 27,900           629,982
 * Century Aluminum Co.                                                 73,590         1,885,376
   Century Bancorp, Inc. Class A                                         1,000            31,060
 * Century Business Services, Inc.                                     165,357           711,035
*# Cenuco, Inc.                                                         27,800           202,384
 * Cenveo, Inc.                                                        108,100           344,839
 * Cepheid, Inc.                                                        96,406           887,899
 * Ceradyne, Inc.                                                       37,150         1,835,210
   CERBCO, Inc. Class A                                                    200             1,908
 * Ceres Group, Inc.                                                    73,995           369,975
*# Cerner Corp.                                                         25,573         1,348,209
 * Cerus Corp.                                                          50,900           132,849
 * CEVA, Inc.                                                           13,363           107,171
   CFS Bancorp, Inc.                                                    23,720           326,862
   CH Energy Group, Inc.                                                36,300         1,686,861
 * Chad Therapeutics, Inc.                                              10,000            45,300
*# Champion Enterprises, Inc.                                          164,700         1,890,756
   Champion Industries, Inc.                                             9,674            36,277
 * Championship Auto Racing Teams, Inc.                                  8,900             1,255
 * Champps Entertainment, Inc.                                          28,340           225,020
 * Channell Commercial Corp.                                             6,600            49,500
 * Charles and Colvard, Ltd.                                            30,500           290,939
 * Charles River Associates, Inc.                                        9,000           388,260
 * Charles River Laboratories International, Inc.                       22,342         1,044,488
 * Charlotte Russe Holding, Inc.                                        49,700           579,005
 * Charming Shoppes, Inc.                                              264,873         2,476,563
*# Chart Industries, Inc.                                                   23             1,081
*# Charter Communications, Inc.                                        477,985         1,032,448
   Charter Financial Corp.                                              22,811           933,198

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Chase Corp.                                                           4,000   $        62,600
 * Chattem, Inc.                                                        45,500         1,648,010
 * Chaus (Bernard), Inc.                                                 1,300             1,170
 * Checkers Drive-In Restaurants, Inc.                                  25,907           320,729
 * Checkpoint Systems, Inc.                                             86,400         1,594,944
   Chemed Corp.                                                         28,600         1,774,344
   Chemical Financial Corp.                                             55,099         2,308,648
*# Cheniere Energy, Inc.                                                43,900         2,496,154
   Cherokee, Inc.                                                        8,100           238,140
   Chesapeake Corp.                                                     44,102         1,190,313
   Chesapeake Utilities Corp.                                           12,600           326,340
   Chester Valley Bancorp, Inc.                                            603            12,892
   Chicago Rivet & Machine Co.                                             200             5,384
 * chinadotcom Corp. Class A                                             4,282            18,884
 * Chiquita Brands International, Inc.                                  93,896         1,857,263
   Chittenden Corp.                                                    106,153         3,129,390
 * Cholestech Corp.                                                     32,700           261,600
 * Chordiant Software, Inc.                                            162,100           332,305
   Christopher & Banks Corp.                                            82,213         1,622,062
*# ChromaVision Medical Systems, Inc.                                   20,200            34,340
 * Chromcraft Revington, Inc.                                            6,000            75,060
 * Chronimed, Inc.                                                      24,201           159,485
   Churchill Downs, Inc.                                                14,400           668,880
*# Chyron Corp.                                                         33,400            18,370
 * Ciber, Inc.                                                         138,612         1,293,250
 * CIENA Corp.                                                          66,100           168,555
 * Cimarex Energy Co.                                                   14,004           562,681
 * Cincinnati Bell, Inc.                                               564,100         2,030,760
 * Ciphergen Biosystems, Inc.                                           67,103           216,072
 * Ciprico, Inc.                                                         4,900            20,335
   CIRCOR International, Inc.                                           34,990           729,541
 * Cirrus Logic, Inc.                                                  194,018         1,150,527
   Citizens Banking Corp.                                               78,033         2,738,958
   Citizens South Banking Corp.                                         17,229           225,700
*# Citizens, Inc.                                                       85,085           548,804
   City Holding Co.                                                     38,184         1,409,753
 * CKE Restaurants, Inc.                                               132,700         1,660,077
   Clarcor, Inc.                                                        58,800         3,088,176
 * Clark, Inc.                                                          42,824           713,020
 * Clarus Corp.                                                         33,800           293,215
 * Clayton Williams Energy, Inc.                                         9,200           210,588
 * Clean Harbors, Inc.                                                  32,400           405,972
 * ClearOne Communications, Inc.                                        11,000            46,475
   Cleco Corp.                                                         108,300         2,144,340
 # Cleveland-Cliffs, Inc.                                               23,500         2,277,150
   Clinical Data, Inc.                                                   1,787            22,749
 * Closure Medical Corp.                                                33,027           587,550
 * CMGI, Inc.                                                           66,700           102,051
 * CMS Energy Corp.                                                    273,775         2,792,505
 * CNA Surety Corp.                                                     74,718           975,817
 * CNE Group, Inc.                                                       2,000               800
*# CNET Networks, Inc.                                                 330,100         3,076,532
   CNS, Inc.                                                            31,520           380,446
   Coachmen Industries, Inc.                                            36,100           580,127
 * Coast Dental Services, Inc.                                           2,066             7,231
   Coast Distribution System                                             5,600            38,080
 * Coastcast Corp.                                                       7,600            17,404
   CoBiz, Inc.                                                          12,825           282,150
 * Cobra Electronics Corp.                                               6,100            49,410
   Coca-Cola Bottling Co. Consolidated                                   6,000           314,520
 * Coeur d'Alene Mines Corp.                                           490,500         2,251,395
 * Cogent Communications Group, Inc.                                     6,713   $         5,303
   Cognex Corp.                                                        105,800         2,729,640
 * Cognitronics Corp.                                                    4,250            13,515
 * Coherent, Inc.                                                       69,078         1,995,663
   Cohu, Inc.                                                           49,013           821,458
 * Coinstar, Inc.                                                       49,300         1,282,786
 * Coldwater Creek, Inc.                                                35,775           937,305
 * Collagenex Pharmaceuticals, Inc.                                     33,000           188,100
 * Collins & Aikman Corp.                                              186,360           661,578
   Collins Industries, Inc.                                              7,000            41,160
   Columbia Banking System, Inc.                                        32,787           832,462
 * Columbia Laboratories, Inc.                                          91,900           178,286
 * Columbus McKinnon Corp.                                              34,300           271,313
 * Comarco, Inc.                                                        10,200            82,620
 * Comdial Corp.                                                           600               690
 * Comforce Corp.                                                       13,277            30,803
 * Comfort Systems USA, Inc.                                            89,100           641,520
   Commerce Group, Inc.                                                 26,100         1,550,079
*# Commerce One, Inc.                                                   51,000             8,287
   Commercial Bancshares, Inc.                                           5,665           213,854
   Commercial Capital Bancorp, Inc.                                     34,625           826,152
   Commercial Federal Corp.                                             89,900         2,618,787
   Commercial Metals Co.                                                67,200         3,046,848
   Commercial National Financial Corp.                                   3,200            75,200
 * Commonwealth Industries, Inc.                                        28,815           377,188
 * Commonwealth Telephone Enterprises, Inc.                             48,400         2,355,144
 * CommScope, Inc.                                                     124,400         2,403,408
   Communications Systems, Inc.                                          8,200            95,776
   Community Bank System, Inc.                                          70,300         1,947,310
   Community Bankshares, Inc.                                              210             3,828
   Community Trust Bancorp, Inc.                                        15,103           505,648
   Community West Bancshares                                             5,500            58,025
 * Competitive Technologies, Inc.                                        6,100            42,395
 * Compex Technologies, Inc.                                            27,454           134,525
 * CompuCredit Corp.                                                   105,656         2,532,574
*# Compudyne Corp.                                                      17,704           125,716
 * Computer Horizons Corp.                                              37,400           142,120
 * Computer Network Technology Corp.                                    59,600           339,720
   Computer Programs & Systems, Inc.                                    24,100           520,560
 * Computer Task Group, Inc.                                            37,600           136,864
 * CompX International, Inc.                                             5,100            81,855
 * Comstock Resources, Inc.                                             79,900         1,734,629
 * Comtech Telecommunications Corp.                                     32,700         1,029,396
 # Concepts Direct, Inc.                                                   700               392
 * Conceptus, Inc.                                                      58,836           525,405
 * Concord Camera Corp.                                                 52,056           137,428
 * Concord Communications, Inc.                                         42,100           391,109
 * Concur Technologies, Inc.                                            75,632           710,941
 * Concurrent Computer Corp.                                           106,000           201,400
 * Conexant Systems, Inc.                                              226,933           451,597
 * Congoleum Corp. Class A                                               3,600            20,448
 * Conmed Corp.                                                         68,654         1,988,906
   Connecticut Water Services, Inc.                                      7,600           211,508
 * Connetics Corp.                                                      81,700         1,708,347
 * Conrad Industries, Inc.                                               7,200            13,320
 * Consolidated Freightways Corp.                                          550                 1
 * Consolidated Graphics, Inc.                                          31,382         1,484,369
   Consolidated-Tokoma Land Co.                                          6,100           244,732
 * Constar International, Inc.                                          20,900           125,400
 * Consumer Portfolio Services, Inc.                                     3,300            14,322

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Continental Airlines, Inc.                                          152,900   $     1,703,306
 * Continental Materials Corp.                                             200             5,320
 * Convera Corp.                                                        78,426           365,465
 * Convergence Systems, Inc.                                                 1                45
*# Cooker Restaurant Corp.                                               6,500                23
   Cooper Tire & Rubber Co.                                             83,900         1,713,238
   Cooperative Bankshares, Inc.                                          1,400            38,640
 * Copart, Inc.                                                         74,032         1,599,091
*# Copper Mountain Networks, Inc.                                       15,010            47,116
 * Corautus Genetics, Inc.                                               1,542             8,404
 * Core Molding Technologies, Inc.                                       7,700            20,559
 * Corillian Corp.                                                      87,677           509,403
 * Corinthian Colleges, Inc.                                           137,000         2,387,225
 * Corio, Inc.                                                         108,600           180,276
*# Corixa Corp.                                                        128,288           481,080
   Corn Products International, Inc.                                    47,600         2,590,392
 * Cornell Companies, Inc.                                              30,300           443,895
 * Correctional Services Corp.                                          20,512            57,023
 * Corrections Corporation of America                                   80,900         3,195,550
 * Corrpro Companies, Inc.                                               7,275             8,366
   Corus Bankshares, Inc.                                               64,044         3,117,021
 * Corvel Corp.                                                         10,900           345,748
 * Cosine Communications, Inc.                                          22,621            69,446
 * Cost Plus, Inc.                                                      50,275         1,597,739
 * CoStar Group, Inc.                                                   41,911         1,835,702
 * Cost-U-Less, Inc.                                                     3,000            17,730
   Cotton States Life Insurance Co.                                      6,330           127,233
   Courier Corp.                                                         4,275           216,229
 * Covansys Corp.                                                       48,200           648,772
 * Covenant Transport, Inc. Class A                                     28,030           538,737
 * Covista Communications, Inc.                                          3,000             5,940
   CPAC, Inc.                                                            5,120            26,470
 * CPI Aerostructures, Inc.                                             11,866           122,220
   CPI Corp.                                                            11,200           158,480
   Craftmade International, Inc.                                        11,300           200,010
   Crawford & Co. Class A                                               27,300           204,750
   Crawford & Co. Class B                                               25,300           198,605
 * Cray, Inc.                                                          189,048           663,558
 * Credence Systems Corp.                                              202,147         1,544,403
 * Credit Acceptance Corp.                                              90,319         2,235,395
 * Critical Path, Inc.                                                  33,200            36,520
 * Criticare Systems, Inc.                                              25,400            67,564
   Crompton Corp.                                                      263,600         2,954,956
 * Cross (A.T.) Co. Class A                                             14,700            69,972
 * Cross Country Healthcare, Inc.                                       71,557         1,270,137
 * Crossroads Systems, Inc.                                             42,500            57,375
 * Crown Andersen, Inc.                                                  1,000             1,400
 * Crown Financial Group, Inc.                                           4,200             1,386
 * Crown Holdings, Inc.                                                 14,400           184,320
 * Crown Media Holdings, Inc.                                          168,253         1,490,722
*# CryoLife, Inc.                                                       53,600           381,632
 * CSG Systems International, Inc.                                     117,432         2,133,739
 * CSK Auto Corp.                                                      104,100         1,596,894
 * CSP, Inc.                                                             3,500            30,800
   CSS Industries, Inc.                                                 12,900           414,477
   CT Communications, Inc.                                              41,560           549,839
 * CTI Molecular Imaging, Inc.                                          23,500           314,430
   CTS Corp.                                                            82,659         1,104,324
   Cubic Corp.                                                          61,500         1,568,250
 * Cubist Pharmaceuticals, Inc.                                         92,725         1,112,700
 * Culp, Inc.                                                           25,400           152,908
 * Cumulus Media, Inc. Class A                                         131,893   $     2,015,325
 * CUNO, Inc.                                                           39,008         2,556,194
 * CuraGen Corp.                                                       115,160           694,415
 * Curative Health Services, Inc.                                       27,900           159,309
 * Curis, Inc.                                                         107,349           434,763
   Curtiss-Wright Corp.                                                 11,600           691,360
   Cutter & Buck, Inc.                                                  25,124           373,845
 * CV Therapeutics, Inc.                                                72,605         1,574,076
   CVB Financial Corp.                                                 111,315         3,025,542
 * Cyberguard Corp.                                                     65,822           406,122
*# Cyberonics, Inc.                                                     54,800         1,017,636
 * Cyberoptics Corp.                                                    19,400           272,764
 * Cybersource Corp.                                                    78,100           551,386
 * Cybex International, Inc.                                             8,700            37,845
 * Cycle Country Accessories Corp.                                      11,300            55,031
*# Cygnus, Inc.                                                            100                10
 * Cymer, Inc.                                                          84,586         2,573,106
 * Cypress Bioscience, Inc.                                             66,060           769,599
 * Cypress Semiconductor Corp.                                         288,800         2,844,680
 * Cytogen Corp.                                                        35,670           351,349
*# CytRx Corp.                                                           1,700             2,057
   D&E Communications, Inc.                                             34,574           452,919
   D&K Healthcare Resources, Inc.                                       31,930           231,812
 * Daily Journal Corp.                                                     200             7,158
 * Daktronics, Inc.                                                     43,479         1,126,976
*# Dan River, Inc. Class A                                              22,900             1,008
 * Danielson Holding Corp.                                             107,650           879,500
 * Darling International, Inc.                                         147,000           605,640
 * Data I/O Corp.                                                        7,600            25,308
 * Data Systems & Software, Inc.                                         7,300             8,030
 * Datalink Corp.                                                       13,300            25,257
 * Dataram Corp.                                                        19,800           118,206
   Datascope Corp.                                                      34,034         1,364,423
 * Datastream Systems, Inc.                                             20,100           118,590
*# Datatec Systems, Inc.                                                 7,000                38
*# DataTRAK International, Inc.                                          5,200            59,280
 * Datawatch Corp.                                                       4,132            15,908
 * Dave & Busters, Inc.                                                 13,200           246,840
 * Dawson Geophysical Co.                                                5,400           126,090
 * Daxor Corp.                                                           4,600            97,060
   Deb Shops, Inc.                                                      19,299           475,720
*# Deckers Outdoor Corp.                                                 9,200           400,384
   Decorator Industries, Inc.                                            2,762            21,765
 * Del Global Technologies Corp.                                        10,927            27,973
 * Del Laboratories, Inc.                                                9,506           325,580
 * Delphax Technologies, Inc.                                            6,100            24,943
   Delphi Financial Group, Inc. Class A                                 60,250         2,799,215
   Delta & Pine Land Co.                                                88,500         2,362,950
*# Delta Air Lines, Inc.                                               288,900         2,013,633
   Delta Apparel, Inc.                                                   5,240           119,734
   Delta Financial Corp.                                                46,500           469,650
   Delta Natural Gas Co., Inc.                                           6,200           159,650
 * Delta Petroleum Corp.                                                38,460           604,976
 * Delta Woodside Industries, Inc.                                       5,850             3,861
   Deltic Timber Corp.                                                  27,971         1,264,289
 * Denali, Inc.                                                          4,300               430
 * Denbury Resources, Inc.                                             115,600         3,346,620
 * Dendreon Corp.                                                      134,381         1,318,278
 * Dendrite International, Inc.                                         95,774         1,634,862
 * Department 56, Inc.                                                  30,900           523,137
*# DepoMed, Inc.                                                        79,700           371,402

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Detrex Corp.                                                            500   $           925
 * Devcon International Corp.                                            3,600            55,800
 * DeVry, Inc.                                                           4,100            69,126
 * DHB Industries, Inc.                                                 93,900         1,746,540
   Diagnostic Products Corp.                                            64,000         3,097,600
 * DiamondCluster International, Inc.                                   78,484           959,859
 * Diedrich Coffee, Inc.                                                 4,025            17,992
 * Digene Corp.                                                         45,800         1,107,581
 * Digi International, Inc.                                             49,792           766,299
 * Digimarc Corp.                                                       43,365           399,392
 * Digital Angel Corp.                                                  73,800           471,582
 * Digital Generation Systems, Inc.                                    114,900           155,115
 * Digital Impact, Inc.                                                 56,900            66,573
 * Digital Insight Corp.                                                81,500         1,330,487
 * Digital Lightwave, Inc.                                              49,700            68,089
 * Digital River, Inc.                                                  74,600         3,127,232
 * Digitas, Inc.                                                       195,977         1,608,971
   Dime Community Bancshares                                            84,900         1,557,915
   DIMON, Inc.                                                         103,829           675,927
 * Diodes, Inc.                                                         12,150           302,170
 * Dionex Corp.                                                         47,515         2,726,886
 * Discovery Laboratories, Inc.                                          5,700            39,786
 * Discovery Partners International, Inc.                               59,253           272,564
 * Display Technologies, Inc.                                           11,330                17
 * Distributed Energy Systems Corp.                                     70,550           189,074
 * Ditech Communications Corp.                                          78,155         1,231,723
 * Diversa Corp.                                                        99,878           845,967
 * Diversified Corporate Resources, Inc.                                   800               691
 * Dixie Group, Inc.                                                    25,400           407,162
 * Dixon Ticonderoga Co.                                                 1,900            11,609
 * DJ Orthopedics, Inc.                                                 50,800         1,024,636
 * DLB Oil & Gas, Inc.                                                   1,300                 0
 * DocuCorp International, Inc.                                         24,653           220,151
 * Document Sciences Corp.                                              14,200            75,544
 * Dollar Thrifty Automotive Group, Inc.                                57,200         1,538,108
 * Dominion Homes, Inc.                                                  5,800           119,828
   Donegal Group, Inc. Class A                                           6,066           130,419
   Donegal Group, Inc. Class B                                           2,933            57,927
 * Dot Hill Systems Corp.                                              100,260           661,716
 * DoubleClick, Inc.                                                   288,282         2,162,115
 * DOV Pharmaceutical, Inc.                                             48,928           905,657
   Dover Downs Gaming & Entertainment, Inc.                              9,910           111,884
   Dover Motorsports, Inc.                                              37,100           180,306
   Downey Financial Corp.                                               36,476         2,106,124
 * DPAC Technologies Corp.                                              20,300            10,556
 * Drew Industries, Inc.                                                23,600           786,116
 * Dril-Quip, Inc.                                                      38,900           928,543
 * DRS Technologies, Inc.                                               48,500         2,071,920
 * drugstore.com, Inc.                                                 183,900           597,675
 * DSP Group, Inc.                                                      65,500         1,452,790
 * DT Industries, Inc.                                                  10,300                26
 * Duckwall-ALCO Stores, Inc.                                            4,100            68,675
 * Ducommun, Inc.                                                       22,900           580,515
 * DuPont Photomasks, Inc.                                              40,255         1,061,927
   Duquesne Light Holdings, Inc.                                       104,700         1,846,908
 * Dura Automotive Systems, Inc.                                        41,300           375,830
 * DuraSwitch Industries, Inc.                                          10,500            22,575
 * Duratek, Inc.                                                        13,500           310,635
 * Durect Corp.                                                        103,160           231,078
 * DUSA Pharmaceuticals, Inc.                                           38,800           514,876
 * Dyax Corp.                                                           72,100   $       571,753
 * Dycom Industries, Inc.                                               97,066         2,828,503
*# Dynacq Healthcare, Inc.                                              22,200           119,880
 * Dynamex, Inc.                                                        26,300           529,156
*# Dynamic Materials Corp.                                               2,000            30,600
 * Dynamics Research Corp.                                              16,098           268,998
*# Dynegy, Inc.                                                         63,200           357,080
 * E Com Ventures, Inc.                                                  2,175            25,861
 * E-Loan, Inc.                                                        140,700           379,890
   E-Z-EM, Inc.                                                          8,562           124,577
 * E.piphany, Inc.                                                     160,211           724,154
 # Eagle Materials, Inc.                                                22,200         1,739,814
   Eagle Materials, Inc. Class B                                        20,500         1,549,800
*# EarthLink, Inc.                                                     169,975         1,842,529
   Eastern Co.                                                           4,950            93,753
 * EasyLink Services Corp.                                               7,969            11,236
 * Echelon Corp.                                                        88,406           668,349
 * Eclipsys Corp.                                                       17,600           342,320
 * eCollege.com                                                         46,875           550,781
   Ecology & Environment, Inc. Class A                                   2,000            17,600
 * Edelbrock Corp.                                                       5,470            90,802
 * Eden Bioscience Corp.                                                 9,900             7,029
*# EDGAR Online, Inc.                                                   14,700            18,522
 * Edge Petroleum Corp.                                                 29,900           457,470
 * Edgewater Technology, Inc.                                           11,569            48,358
   EDO Corp.                                                            46,000         1,401,620
 * Education Lending Group, Inc.                                         1,000            14,060
   Educational Development Corp.                                         1,800            18,396
   EFC Bancorp, Inc.                                                     4,600           117,990
 * EFJ, Inc.                                                             7,800            63,024
 * eFunds Corp.                                                        110,806         2,639,399
 * EGL, Inc.                                                            95,396         3,218,661
 * El Paso Electric Co.                                                108,600         1,949,370
   Electro Rent Corp.                                                   55,779           790,946
 * Electro Scientific Industries, Inc.                                  35,500           689,410
 * Electroglas, Inc.                                                    49,100           160,066
 * Electronics Boutique Holdings Corp.                                  54,830         2,135,628
 * Electronics for Imaging, Inc.                                       120,200         2,010,946
 * Elizabeth Arden, Inc.                                                62,000         1,413,600
   ElkCorp                                                              45,600         1,349,760
 * eLoyalty Corp.                                                        6,700            33,701
 * ELXSI Corp.                                                           1,800             5,850
 * EMAK Worldwide, Inc.                                                  5,700            56,208
 * Embarcadero Technologies, Inc.                                       63,250           559,130
 * Embrex, Inc.                                                         16,700           221,275
   EMC Insurance Group, Inc.                                            11,300           245,323
 * EMCOR Group, Inc.                                                    34,000         1,571,480
 * EMCORE Corp.                                                         78,911           209,903
 * Emerging Vision, Inc.                                                25,700             4,883
 * Emeritus Corp.                                                       14,100           133,950
 * Emerson Radio Corp.                                                  59,722           185,138
 * Emisphere Technologies, Inc.                                         41,656           127,759
 * Emmis Communications Corp. Class A                                  118,100         2,183,669
   Empire District Electric Co.                                         58,700         1,333,077
 * EMS Technologies, Inc.                                               24,974           391,842
 * Emulex Corp.                                                        190,300         2,690,842
 * En Pointe Technologies, Inc.                                          6,500            18,525
 * Encore Acquisition Co.                                               74,900         2,637,229
 * Encore Capital Grooup, Inc.                                          48,500         1,216,380
 * Encore Medical Corp.                                                 98,500           620,057

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Encore Wire Corp.                                                    48,497   $       653,497
 * Encysive Pharmaceuticals, Inc.                                      131,198         1,423,498
 * Endeavour International Corp.                                        98,000           420,420
 * Endocardial Solutions, Inc.                                          46,500           528,705
*# Endocare, Inc.                                                       25,800            62,049
 * Endologix, Inc.                                                      73,000           471,580
 * Energy Conversion Devices, Inc.                                      56,439         1,256,332
 * Energy Partners, Ltd.                                                75,400         1,460,498
 * Energy West, Inc.                                                     3,900            23,166
   EnergySouth, Inc.                                                    16,178           465,765
 * Enesco Group, Inc.                                                   32,700           241,326
   Engineered Support Systems, Inc.                                     58,609         3,223,495
 * ENGlobal Corp.                                                        1,700             2,516
*# Enlighten Software Solutions, Inc.                                    1,600                 2
   Ennis, Inc.                                                          37,800           750,330
 * Enpath Medical, Inc.                                                 11,600           110,896
 * EnPro Industries, Inc.                                               46,600         1,339,284
 * Entegris, Inc.                                                      168,438         1,647,324
 * Enterrasys Networks, Inc.                                           378,100           661,675
 * Entravision Communications Corp.                                    136,817         1,121,899
*# Entremed, Inc.                                                       69,800           166,822
 * Entrust, Inc.                                                       144,200           537,866
 * Environmental Elements Corp.                                          1,000               100
 * Environmental Technologies Corp.                                      3,700                15
 * Environmental Tectonics Corp.                                         7,100            46,150
 * Enzo Biochem, Inc.                                                   74,504         1,434,202
 * Enzon Pharmaceuticals, Inc.                                          51,600           698,664
*# EP Medsystems, Inc.                                                  14,900            51,107
 * EpicEdge, Inc.                                                       13,100                39
 * Epicor Software Corp.                                               116,287         1,833,846
*# Epimmune, Inc.                                                       22,900            30,915
 * EPIQ Systems, Inc.                                                   41,050           615,339
 * EPIX Pharmaceuticals, Inc.                                           52,928           931,533
 * ePlus, Inc.                                                          18,890           238,581
 * ePresence, Inc. Escrow Shares                                        25,100             3,263
*# Equimed Inc. Nevis                                                    2,250                 0
 * Equinix, Inc.                                                        42,000         1,632,960
*# eResearch Technology, Inc.                                          119,810         1,765,999
 * Ergo Science Corp.                                                    7,150            16,087
   ESB Financial Corp.                                                  11,762           165,962
 * Escalon Medical Corp.                                                 3,200            27,520
 * ESCO Technologies, Inc.                                              29,800         2,181,360
 * eSpeed, Inc.                                                         68,800           769,872
   Espey Manufacturing & Electronics Corp.                                 400            10,420
 * ESS Technology, Inc.                                                 87,100           614,055
 * Esterline Technologies Corp.                                         48,500         1,726,600
   Ethan Allen Interiors, Inc.                                          78,300         3,088,935
 * Euronet Worldwide, Inc.                                              72,727         1,789,084
 * European Micro Holdings, Inc.                                         4,600               138
 * Evans & Sutherland Computer Corp.                                    10,400            68,744
 * Evans Systems, Inc.                                                   2,500               106
 * Evercel, Inc.                                                           766               709
*# Evergreen Solar, Inc.                                               109,300           370,418
 * Everlast Worldwide, Inc.                                              1,500             5,370
 * Evolving Systems, Inc.                                               12,600            44,981
 * Exabyte Corp.                                                           700               217
 * Exact Sciences Corp.                                                 59,605           206,233
 * Exactech, Inc.                                                       10,800           203,472
 * Exar Corp.                                                           93,208         1,303,048
 * Excel Technology, Inc.                                               26,472           688,272
 * Exelixis, Inc.                                                      165,918   $     1,488,284
 * Exponent, Inc.                                                        6,700           186,193
 * ExpressJet Holdings, Inc.                                           119,600         1,394,536
 * Extended Systems, Inc.                                               11,100            28,305
 * Extreme Networks, Inc.                                              277,921         1,898,200
 * EZCORP, Inc. Class A Non-Voting                                      10,800           115,452
 * Ezenia! Inc.                                                            200               204
 * F5 Networks, Inc.                                                    76,000         3,271,800
 * Fab Industries, Inc.                                                  5,200            20,696
   Factset Research Systems, Inc.                                       57,000         2,944,050
 * Fairchild Corp. Class A                                              48,352           145,056
 * Falcon Products, Inc.                                                11,500            10,034
*# FalconStor Software, Inc.                                           108,105           846,462
 * Famous Dave's of America, Inc.                                       26,825           298,294
 * Fargo Electronics                                                    28,800           426,816
   Farmer Brothers Co.                                                  19,000           504,640
 * Faro Technologies, Inc.                                              31,660           861,152
   FBL Financial Group, Inc. Class A                                    61,600         1,750,672
 * Featherlite, Inc.                                                     6,500            26,065
   Fedders Corp.                                                        61,510           184,530
 * Federal Agriculture Mortgage Corporation                                500            11,330
   Federal Screw Works                                                   1,562            53,748
 # Federal Signal Corp.                                                110,700         1,904,040
*# Federal-Mogul Corp.                                                  57,900            21,423
 * FEI Co.                                                              76,558         1,637,576
 * Female Health Co.                                                     9,300            17,205
 # Ferro Corp.                                                          96,400         2,205,632
   FFLC Bancorp, Inc.                                                    5,400           176,202
 * Fibermark, Inc.                                                         100                 2
 * Fiberstars, Inc.                                                     15,500           139,500
   Fidelity Bankshares, Inc.                                            34,832         1,429,157
 * Fidelity Federal Bancorp                                              2,500             4,400
   Fidelity Southern Corp.                                               8,800           159,544
 * Filenet Corp.                                                        90,680         2,431,131
 * Financial Federal Corp.                                              39,800         1,530,708
 * Financial Industries Corp.                                           12,482            99,232
 * FindWhat.com                                                         69,300         1,336,104
 * Finisar Corp.                                                       333,296           609,932
   Finish Line, Inc. Class A                                            97,834         1,800,146
 * Finishmaster, Inc.                                                      800            10,352
 * Finlay Enterprises, Inc.                                             19,000           368,980
 * Firebrand Financial Group, Inc.                                       9,100               364
 * First Acceptance Corp.                                                1,500            13,050
   First Albany Companies, Inc.                                          9,098            83,611
 * First Aviation Services, Inc.                                         6,200            24,862
   First Bancorp                                                         9,315           263,801
 * First Cash Financial Services, Inc.                                  35,681           929,133
   First Charter Corp.                                                  68,508         1,876,434
   First Citizens BancShares, Inc.                                       1,300           176,884
   First Commonwealth Financial Corp.                                  159,751         2,452,178
   First Community Bancorp                                              35,700         1,500,114
   First Community Bancshares, Inc.                                     24,561           874,863
 * First Consulting Group, Inc.                                         55,703           304,695
   First Defiance Financial Corp.                                        6,859           187,662
   First Federal Bancshares of Arkansas, Inc.                            5,800           126,266
   First Financial Bancorp                                             100,457         1,715,806
   First Financial Bankshares, Inc.                                     15,395           669,682
   First Financial Corp.                                                 2,550            92,616
   First Financial Holdings, Inc.                                       28,464           931,911

                                                                        SHARES            VALUE+
                                                                        ------            ------
   First Franklin Corp.                                                    300   $         6,075
 * First Health Group Corp.                                             17,731           315,966
 * First Horizon Pharmaceutical Corp.                                   82,864         1,620,820
   First Indiana Corp.                                                  35,881           831,363
 * First Investors Financial Services Group, Inc.                        5,400            24,192
   First Keystone Financial, Inc.                                        2,000            45,300
   First M&F Corp.                                                       2,100            71,400
 * First Mariner Bancorp                                                 4,900            84,231
   First Merchants Corp.                                                41,108         1,107,861
   First Midwest Bancorp, Inc.                                           7,375           276,857
   First Midwest Financial, Inc.                                         2,400            60,264
   First Mutual Bancshares, Inc.                                         5,013           124,548
   First National Bankshares of Florida                                 29,169           749,352
   First Niagara Financial Group, Inc.                                 187,028         2,700,684
   First Oak Brook Bancshares, Inc.                                      3,150           103,320
   First PacTrust Bancorp, Inc.                                          8,200           214,020
   First Place Financial Corp.                                          30,746           691,785
   First Republic Bank                                                  36,750         1,888,582
   First State Bancorporation                                           16,776           630,274
   First United Corp.                                                    3,500            71,225
 * First Virtual Communications, Inc.                                    1,650               272
   Firstbank Corp.                                                       2,835            83,488
   FirstBank NW Corp.                                                    2,928            84,839
 * FirstCity Financial Corp.                                            25,500           228,225
 * FirstFed Financial Corp.                                             37,700         1,983,774
*# Firstwave Technologies, Inc.                                          2,600             5,304
 * Fischer Imaging Corp.                                                 9,100            33,215
 * Five Star Quality Care, Inc.                                         18,800           127,464
   Flag Financial Corp.                                                  6,500            92,625
   Flagstar Bancorp, Inc.                                              141,100         3,074,569
   Flamemaster Corp.                                                        27               972
 * Flanders Corp.                                                       60,260           601,395
 * Fleetwood Enterprises, Inc.                                         127,400         1,726,270
   Flexsteel Industries, Inc.                                            6,100           106,811
   Florida East Coast Industries, Inc.                                  64,400         2,746,660
   Florida Public Utilities Co.                                          3,866            71,289
 * Flow International Corp.                                             33,300            92,241
   Flowers Foods, Inc.                                                 100,825         3,078,187
 * Flowserve Corp.                                                     123,000         3,102,060
   Flushing Financial Corp.                                             44,114           937,422
*# FLYi, Inc.                                                           68,000           127,840
 * FMC Corp.                                                            58,800         2,913,540
   FMS Financial Corp.                                                   3,300            59,218
   FNB Corp.                                                             2,700            52,785
 # FNB Corp.                                                           106,420         2,259,297
   FNB Financial Services Corp.                                          2,625            55,125
 * Foamex International, Inc.                                           56,123           228,421
 * FOCUS Enhancements, Inc.                                              3,132             3,570
 * Foodarama Supermarkets, Inc.                                          1,100            44,550
   Foothill Independent Bancorp                                          6,555           151,224
 * Footstar, Inc.                                                       27,600           104,880
 * Forest Oil Corp.                                                     70,670         2,404,900
 * Forgent Networks, Inc.                                               39,400            66,980
 * Forrester Research, Inc.                                             50,917           830,965
 * Forward Air Corp.                                                    49,550         2,296,642
 * Foster (L.B.) Co. Class A                                            10,000            88,000
 * Foster Wheeler, Ltd.                                                  2,030            28,887
 * Foundry Networks, Inc.                                               39,500           527,325
 * Fountain Powerboat Industries, Inc.                                   4,700            24,675
*# FPIC Insurance Group, Inc.                                           22,946           757,906
   Frankfort First Bancorp, Inc.                                           850   $        20,714
 * Frankfort Tower Industries, Inc.                                     13,100                18
 * Franklin Covey Co.                                                   19,300            38,407
   Franklin Electric Co., Inc.                                          21,600           878,256
 * Franklin Electronic Publishers, Inc.                                  7,900            34,760
 # Fred's, Inc.                                                         90,350         1,565,765
 # Fremont General Corp.                                                13,200           314,160
   Frequency Electronics, Inc.                                           8,300           124,085
 * Fresh Brands, Inc.                                                    5,100            38,760
 * Fresh Choice, Inc.                                                    5,900             2,537
   Friedman Industries, Inc.                                             6,158            50,372
 * Friedmans, Inc. Class A                                              35,240            59,379
 * Friendly Ice Cream Corp.                                              7,300            65,335
   Frisch's Restaurants, Inc.                                            4,900           116,718
 * Frontier Airlines, Inc.                                              81,761           959,057
   Frontier Oil Corp.                                                   61,900         1,649,635
 * Frozen Food Express Industries, Inc.                                 39,207           462,643
 * FSI International, Inc.                                              63,100           283,950
 * FTI Consulting, Inc.                                                 98,025         1,977,164
*# FuelCell Energy, Inc.                                               105,854         1,063,833
   Fuller (H.B.) Co.                                                    65,809         1,883,454
   Furniture Brands International, Inc.                                125,900         3,058,111
*# FX Energy, Inc.                                                      19,400           194,776
   G & K Services, Inc. Class A                                         44,790         1,839,973
 * G-III Apparel Group, Ltd.                                             6,700            41,205
   Gabelli Asset Management, Inc.                                       13,700           663,080
*# Gadzooks, Inc.                                                       13,600            22,032
 * Gaiam, Inc.                                                           5,500            28,875
 * Galaxy Nutritional Foods, Inc.                                       11,500            20,470
 * GameStop Corp.                                                       46,700           984,903
   GameTech International, Inc.                                         11,100            42,524
 * Gaming Partners International Corp.                                   4,100            94,095
 * Gardenburger, Inc.                                                    4,000               400
 * Gardner Denver Machinery, Inc.                                       45,688         1,571,667
 * Gartner Group, Inc.                                                 190,100         2,262,190
 * Gartner, Inc.                                                         1,200            14,064
 * Gateway Financial Holdings, Inc.                                      2,200            34,320
 * Gateway, Inc.                                                       136,400           928,884
   GATX Corp.                                                          108,500         3,194,240
 * Gaylord Entertainment Co.                                            87,363         3,078,672
   GB & T Bancshares, Inc.                                                 875            22,199
 * Gehl Co.                                                             11,800           259,482
 * Genaera Corp.                                                        23,000            83,030
*# Genaissance Pharmaceuticals, Inc.                                    64,350            99,099
   Gencorp, Inc.                                                        99,711         1,676,142
 * Gene Logic, Inc.                                                     70,572           237,828
 * Genecor International, Inc.                                         135,869         2,201,078
 * Genelabs Technologies, Inc.                                         107,510            76,332
 * General Binding Corp.                                                13,300           177,289
 * General Cable Corp.                                                  90,300         1,228,080
 * General Communications, Inc. Class A                                122,881         1,258,301
 * General DataComm Industries, Inc.                                     1,010               601
 * General Employment Enterprises, Inc.                                  3,100             8,711
 * Genesco, Inc.                                                        50,700         1,499,706
 * Genesee & Wyoming, Inc.                                              55,750         1,537,027
 * Genesee Corp. Class B                                                   200               420
 * Genesis HealthCare Corp.                                             44,650         1,439,962
 * Genesis Microchip, Inc.                                              37,462           611,005
 * Geneva Financial Corp.                                                2,600             2,080
 * Genlyte Group, Inc.                                                  31,500         2,525,355
 * Genta, Inc.                                                         174,220           226,486

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Gentiva Health Services, Inc.                                        13,950   $       232,267
 * Genus, Inc.                                                          71,321           124,099
 * GenVec, Inc.                                                        116,369           225,756
   Georgia Gulf Corp.                                                   69,500         4,001,810
 * Gerber Scientific, Inc.                                              49,500           388,575
*# Geron Corp.                                                         104,909           729,118
   Gevity HR, Inc.                                                      61,910         1,096,426
 * Giant Group, Ltd.                                                     2,200             3,410
 * Giant Industries, Inc.                                               27,600           772,800
   Gibraltar Industries, Inc.                                           27,900           672,111
 * Giga-Tronics, Inc.                                                    4,600            10,580
   Glacier Bancorp, Inc.                                                56,317         1,949,131
 * Glacier Water Services, Inc.                                          3,600            94,680
   Glatfelter (P.H.) Co.                                               100,900         1,445,897
 * Glenayre Technologies, Inc.                                         119,827           219,283
 * Global e-Point, Inc.                                                  3,008             9,174
 * Global Imaging Systems, Inc.                                         53,071         1,985,917
 * Global Payment Technologies, Inc.                                     5,500            27,995
*# Global Power Equipment Group, Inc.                                  106,500           925,485
 * Globecomm Systems, Inc.                                              16,500           103,620
 * Glowpoint, Inc.                                                      49,850            60,318
*# GoAmerica, Inc.                                                          56               685
   Gold Banc Corp.                                                      63,565           950,932
   Golden Enterprises, Inc.                                             11,800            33,040
 * Goodrich Petroleum Corp.                                             46,900           757,435
*# Goodyear Tire & Rubber Co.                                          113,200         1,428,584
   Goody's Family Clothing, Inc.                                        43,942           427,995
 * GoRemote Internet Communications, Inc.                               64,900           116,820
   Gorman-Rupp Co.                                                       9,968           228,267
 * Gottschalks, Inc.                                                    12,700           114,300
 * GP Strategies Corp.                                                  14,560           103,376
 * Graftech International, Ltd.                                        224,000         2,136,960
   Graham Corp.                                                          1,000            13,150
   Granite Construction, Inc.                                           95,700         2,539,878
 * Graphic Packaging Corp.                                             195,000         1,591,200
   Gray Television, Inc.                                               100,860         1,512,900
   Gray Television, Inc. Class A                                         6,800            94,316
   Great American Financial Resources, Inc.                             18,300           319,518
 * Great Atlantic & Pacific Tea Co., Inc.                               88,700           670,572
 # Great Lakes Chemical Corp.                                          111,700         3,272,810
   Great Southern Bancorp, Inc.                                         13,600           557,600
 # Greater Bay Bancorp                                                  92,446         2,685,556
   Greater Communications Bancorp                                        3,690            54,612
 * Green Mountain Coffee, Inc.                                          15,630           374,807
   Green Mountain Power Corp.                                           10,900           295,935
 * Greenbriar Corp.                                                        674             2,255
   Greenbrier Companies, Inc.                                           14,100           419,334
   Greene County Bancshares, Inc.                                        1,900            48,773
 * Greens Worldwide, Inc.                                                2,502                45
   Grey Global Group, Inc.                                                 200           219,404
*# Grey Wolf, Inc.                                                     432,400         2,378,200
 * Griffin Land & Nurseries, Inc. Class A                                2,200            58,080
 * Griffon Corp.                                                        67,480         1,692,398
 * Group 1 Automotive, Inc.                                             52,600         1,552,226
 * Grubb & Ellis Co.                                                    14,900            67,050
 * GSI Commerce, Inc.                                                   93,902         1,420,737
 * GSV, Inc.                                                             1,800               450
 * GTC Biotherapeutics, Inc.                                            59,964            91,745
 * GTSI Corp.                                                           19,220           194,891
   Guaranty Bancshares, Inc.                                             3,000   $        65,100
   Guaranty Federal Bancshares, Inc.                                     3,000            71,370
 * Guess, Inc.                                                         101,380         1,470,010
 * Guilford Pharmaceuticals, Inc.                                      100,814           568,591
 * Guitar Center, Inc.                                                  58,200         2,815,716
   Gulf Island Fabrication, Inc.                                        27,931           594,092
 * Gulfmark Offshore, Inc.                                              43,800           911,478
 * Gymboree Corp.                                                       70,700           833,553
 * Ha-Lo Industries, Inc.                                               64,900                45
 * Haemonetics Corp.                                                    58,000         2,024,200
   Haggar Corp.                                                          6,300           139,230
 * Hain Celestial Group, Inc.                                           81,688         1,587,198
 * Halifax Corp.                                                         1,000             5,620
 * Hammons (John Q.) Hotels, Inc. Class A                                5,200            74,880
 * Hampshire Group, Ltd.                                                 4,000           124,700
   Hancock Fabrics, Inc.                                                43,100           429,276
   Hancock Holding Co.                                                  74,792         2,542,928
   Handleman Co.                                                        53,023         1,124,088
 * Hanger Orthopedic Group, Inc.                                        49,552           386,506
   Hanmi Financial Corp.                                                 5,500           204,490
 * Hanover Compressor Co.                                              197,300         2,880,580
   Harbor Florida Bancshares, Inc.                                      54,691         1,919,654
   Hardinge, Inc.                                                        8,800            98,560
   Harland (John H.) Co.                                                63,000         2,224,530
   Harleysville Group, Inc.                                             65,543         1,575,654
   Harleysville National Corp.                                          60,344         1,699,287
 * Harmonic, Inc.                                                      166,146         1,290,954
 * Harolds Stores, Inc.                                                  2,308             3,023
 * Harris Interactive, Inc.                                            139,300           924,952
 * Hartmarx Corp.                                                       33,600           271,152
 * Harvard Bioscience, Inc.                                             64,100           254,477
 * Harvest Natural Resources, Inc.                                      82,900         1,512,925
 * Hastings Entertainment, Inc.                                         22,800           186,276
 * Hastings Manufacturing Co.                                              700             1,197
 * Hauppauge Digital, Inc.                                               8,800            48,303
   Haverty Furniture Co., Inc.                                          15,700           316,355
   Haverty Furniture Co., Inc. Class A                                     400             7,920
 * Hawaiian Holdings, Inc.                                              29,875           187,017
 * Hawk Corp.                                                            8,500            71,825
   Hawkins, Inc.                                                        10,200           121,380
 * Headwaters, Inc.                                                     77,300         2,475,919
*# HealthAxis, Inc.                                                        750             2,161
   Healthcare Services Group, Inc.                                      16,650           345,321
 * HealthExtras, Inc.                                                   74,876         1,195,770
 * HealthTronics Surgical Services, Inc.                                47,439           354,369
   Heartland Express, Inc.                                             143,904         3,160,132
   Heartland Financial USA, Inc.                                         5,779           127,543
 * Hecla Mining Co.                                                    272,000         1,846,880
   Hector Communications Corp.                                           3,500            74,200
 * HEI, Inc.                                                             6,000            14,640
   Heico Corp.                                                          22,700           485,780
   Heico Corp. Class A                                                   8,065           132,347
 * Heidrick & Struggles International, Inc.                             42,600         1,465,440
   Helix Technology Corp.                                               60,053           904,999
   Helmerich & Payne, Inc.                                              97,600         3,184,688
*# Hemispherx Biopharma, Inc.                                           95,100           149,307
   Henry Jack & Associates, Inc.                                         6,942           133,842
*# Hercules, Inc.                                                      208,900         3,112,610
 * Heritage Commerce Corp.                                               2,800            54,768
   Heritage Financial Corp.                                              7,500           162,825

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Herley Industries, Inc.                                              31,000   $       638,290
 * Hexcel Corp.                                                         89,300         1,361,825
   HF Financial Corp.                                                    3,630            67,246
 * Hi-Shear Technology Corp.                                             8,600            47,386
 * Hi-Tech Pharmacal, Inc.                                              17,650           288,577
 * HI/FN, Inc.                                                          10,400            83,200
 * Hibbett Sporting Goods, Inc.                                         53,870         1,334,360
   Hickory Tech Corp.                                                   13,900           147,757
   Hilb Rogal Hamilton Co.                                              81,700         2,834,173
 * Hines Horticulture, Inc.                                             22,000            84,700
   Hirsch International Corp. Class A                                    3,300             3,795
   HMN Financial, Inc.                                                   4,400           140,624
 * HMS Holdings Corp.                                                   44,088           309,498
 * Hoenig Group Escrow Shares                                            7,900             1,817
   Hollinger International, Inc. Class A                               100,900         1,889,857
 * Hollis-Eden Pharmaceuticals, Inc.                                    44,353           449,739
   Holly Corp.                                                          37,200         1,047,924
 * Hollywood Entertainment Corp.                                       130,573         1,656,971
 * Hollywood Media Corp.                                                64,546           289,812
 * Hologic, Inc.                                                        47,200         1,179,528
   Home Federal Bancorp                                                  4,300           104,705
   Home Loan Financial Corp.                                             1,700            35,283
 * Home Products International, Inc.                                     7,800            17,394
 * HomeStore, Inc.                                                     158,935           413,231
   Hooper Holmes, Inc.                                                 145,400           763,350
   HopFed Bancorp, Inc.                                                  2,100            35,994
   Horace Mann Educators Corp.                                          98,138         1,864,622
   Horizon Financial Corp.                                              22,649           464,531
 * Horizon Health Corp.                                                  9,900           237,501
*# Horizon Offshore, Inc.                                               48,983            17,144
 * Hot Topic, Inc.                                                     106,900         1,749,953
 * Houston Exploration Co.                                              49,997         2,994,820
 * Hub Group, Inc. Class A                                               7,000           304,500
 * Hudson Highland Group, Inc.                                           2,130            58,170
   Hudson River Bancorp, Inc.                                           51,564         1,044,171
 * Hudson Technologies, Inc.                                             5,100             4,080
 * Huffy Corp.                                                          27,005             5,469
   Hughes Supply, Inc.                                                  34,438         1,132,321
 * Human Genome Sciences, Inc.                                          44,310           487,410
 * Hurco Companies, Inc.                                                 5,600            89,656
*# Hutchinson Technology, Inc.                                          60,000         1,966,200
 * Huttig Building Products, Inc.                                        5,300            45,739
 * Hydril Co.                                                           37,900         1,777,889
 * Hypercom Corp.                                                      119,200           724,736
 * HyperFeed Technologies, Inc.                                          1,450             3,987
 * Hyperion Solutions Corp.                                             66,313         2,971,486
 * I-Flow Corp.                                                         46,800           960,804
 * I-many, Inc.                                                         47,700            64,395
 * I-Sector Corp.                                                       10,400            75,920
*# I-Trax, Inc.                                                         58,600            77,352
*# I.C. Isaacs & Co., Inc.                                               7,200            27,000
   IBERIABANK Corp.                                                     18,953         1,224,364
 * Ibis Technology Corp.                                                22,500            57,150
*# iCAD, Inc.                                                            3,600            17,280
 * ICO, Inc.                                                            14,320            43,390
 * ICT Group, Inc.                                                      19,274           164,793
*# ICU Medical, Inc.                                                    31,250           779,687
   IDACORP, Inc.                                                        87,800         2,828,916
 * Identix, Inc.                                                       201,112         1,594,818
 * IDT Corp.                                                            45,278           664,228
 * IDT Corp. Class B                                                    40,900           628,633
 * IDX Systems Corp.                                                    69,851   $     2,453,167
 * iGATE Capital Corp.                                                 118,527           474,108
 * IGI, Inc.                                                             2,100             2,436
 * Igo Escrow Share                                                      4,100                 0
   IHOP Corp.                                                           46,500         1,970,205
 * II-VI, Inc.                                                          33,370         1,439,915
   IKON Office Solutions, Inc.                                         136,960         1,544,909
 * ILEX Oncology, Inc.                                                  62,400         1,551,264
 * Illumina, Inc.                                                       86,842           659,999
 # ILX Resorts, Inc.                                                     2,900            33,698
 * Image Entertainment, Inc.                                            42,000           254,940
*# ImageWare Systems, Inc.                                               5,500            16,060
   Imation Corp.                                                        80,600         2,596,126
 * IMCO Recycling, Inc.                                                 30,900           499,344
*# Immersion Corp.                                                      53,700           287,832
*# Immtech International, Inc.                                          25,000           350,250
 * Immucor, Inc.                                                        68,812         2,212,306
 * ImmunoGen, Inc.                                                      91,853           718,290
 * Immunomedics, Inc.                                                  124,400           349,564
 * IMPAC Medical Systems, Inc.                                          10,400           174,200
 * Impath, Inc.                                                         21,600            97,200
 * Impax Laboratoroes, Inc.                                            128,644         1,610,623
 * IMPCO Technologies, Inc.                                             42,920           284,989
*# Imperial Sugar Co.                                                   14,551                 0
 * Imperial Sugar Co.                                                   22,020           431,372
 * Implant Sciences Corp.                                               16,600           179,114
 * Impreso, Inc.                                                         5,300            13,563
 * Incyte Corp.                                                        166,230         1,707,182
   Independence Holding Co.                                              4,950            89,545
   Independent Bank Corp. MA                                            35,203         1,216,616
   Independent Bank Corp. MI                                            47,745         1,437,124
 * Indevus Pharmaceuticals, Inc.                                       105,694           730,346
 * Index Development Partners, Inc.                                      4,600             3,358
 * Indus International, Inc.                                            34,900            66,310
 * Industrial Distribution Group, Inc.                                  20,600           169,559
 * INEI Corp.                                                              100                53
   Infinity Property & Casualty Corp.                                   45,546         1,685,202
*# Infinity, Inc.                                                       20,698           131,619
*# Infocrossing, Inc.                                                   41,991           705,449
 * InFocus Corp.                                                        87,989           589,526
 * Infonet Services Corp.                                              133,400           265,466
 * Informatica Corp.                                                   198,300         1,546,740
*# Information Architects Corp.                                          1,080               130
 * Inforte Corp.                                                        24,600           166,296
 * Infosonics Corp.                                                      2,400             8,016
 * InfoSpace, Inc.                                                      64,046         2,837,238
 * infoUSA, Inc.                                                       122,875         1,352,854
   Ingles Market, Inc. Class A                                          25,480           325,889
 * InKine Pharmaceutical Co., Inc.                                      21,400           112,029
 * Innodata Isogen, Inc.                                                51,300           357,561
 * Innotrac Corp.                                                       11,600            98,020
 * Innovative Clinical Solutions, Ltd.                                     968                 5
 * Innovative Solutions & Support, Inc.                                 12,700           388,747
 * Innovex, Inc.                                                        41,600           207,584
 * Input/Output, Inc.                                                  175,100         1,535,627
 * Insight Communications Co., Inc.                                    109,775           929,794
 * Insight Enterprises, Inc.                                           108,179         2,188,461
 * Insightful Corp.                                                      6,300            17,262
 * Insignia Systems, Inc.                                               19,250            23,677
*# Insite Vision, Inc.                                                  18,000            11,880
 * Insituform Technologies, Inc. Class A                                61,519         1,435,853

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Insmed, Inc.                                                         69,118   $       108,515
 * Inspire Pharmaceuticals, Inc.                                        86,569         1,550,451
 * Instinet Group, Inc.                                                 36,500           218,635
 * Insurance Auto Auctions, Inc.                                        26,561           589,389
 * InsWeb Corp.                                                          1,633             4,034
   Integra Bank Corp.                                                   39,881           912,477
*# Integra LifeSciences Holdings                                        66,200         2,250,138
   Integral Systems, Inc.                                                9,200           183,908
 * Integral Vision, Inc.                                                 2,200             3,190
 * IntegraMed America, Inc.                                              3,100            21,731
*# Integrated Biopharma, Inc.                                           27,200           193,392
 * Integrated Device Technology, Inc.                                  230,013         2,610,648
 * Integrated Electrical Services, Inc.                                 76,000           229,520
 * Integrated Information Systems, Inc.                                    820               107
 * Integrated Silicon Solution, Inc.                                    79,894           611,988
*# Intelli-Check, Inc.                                                  22,600            91,530
 * Intellidata Technologies Corp.                                       46,978            18,321
 * Intelligent Systems Corp.                                             4,500            10,350
 * Intelligroup, Inc.                                                   31,400            42,704
*# Intellisync Corp.                                                   122,786           221,015
   Inter Parfums, Inc.                                                  18,550           310,341
 * Interactive Intelligence, Inc.                                       34,900           151,815
   Interchange Financial Services Corp.                                 12,600           336,420
 * Interdigital Communications Corp.                                   126,900         2,582,415
 * Interep National Radio Sales, Inc.                                      700               560
 * Interface, Inc. Class A                                             100,306           993,029
 * Interferon Scientific, Inc.                                           2,435                79
 * Intergraph Corp.                                                     84,200         2,206,040
 * Interland, Inc.                                                      36,110           113,385
 * Interlink Electronics, Inc.                                           9,700            87,009
 * Intermagnetics General Corp.                                         64,342         1,896,159
   Intermet Corp.                                                       47,300             6,149
 * InterMune, Inc.                                                      74,700           927,027
   International Aluminum Corp.                                          2,100            69,090
 * International Microcomputer Software, Inc.                            5,100             5,253
 * International Shipholding Corp.                                       6,100            91,439
*# Internet Commerce Corp.                                               4,000             5,400
 * Internet Security Systems, Inc.                                     108,600         2,629,206
*# Interpharm Holdings, Inc.                                            53,300           162,565
 * Interphase Corp.                                                      5,400            37,800
   Interpool, Inc.                                                      38,000           811,300
 # Interstate Bakeries Corp.                                            81,300           469,507
 * Interstate Hotels & Resorts, Inc.                                    53,840           255,740
   Inter-Tel, Inc.                                                      59,300         1,679,376
 * Intervoice, Inc.                                                     82,818         1,076,634
 * Interwoven, Inc.                                                     89,707           870,158
 * Intest Corp.                                                          8,600            41,710
 * Intevac, Inc.                                                        12,000            84,600
 * IntraBiotics Pharmaceuticals, Inc.                                   19,300            70,831
 * Intrado, Inc.                                                        37,300           504,296
 * Intraware, Inc.                                                      14,200            16,472
*# Introgen Therapeutics, Inc.                                          61,186           427,078
 * Intrusion, Inc.                                                       4,050             5,836
 * Intuitive Surgical, Inc.                                             77,423         2,781,808
   Invacare Corp.                                                       54,300         2,742,693
 * Inverness Medical Innovations, Inc.                                   7,461           181,302
 * Investment Technology Group, Inc.                                   102,900         1,724,604
 * INVESTools, Inc.                                                      8,483            24,516
   Investors Title Co.                                                   1,400            49,077
*# Invision Technologies, Inc.                                          27,200         1,318,656
 * Iomed, Inc.                                                          15,100   $        36,240
 * Iomega Corp.                                                        117,495           534,602
 * Ion Networks, Inc.                                                      100                26
*# Ionatron, Inc.                                                       17,500           168,000
*# Ionics, Inc.                                                         52,000         2,246,920
 * iPass, Inc.                                                          41,500           269,335
*# IPIX Corp.                                                            4,350            28,275
 * Iridex Corp.                                                          6,800            27,676
 * IRIS International, Inc.                                             36,024           296,874
   Irwin Financial Corp.                                                65,200         1,734,972
 * Isis Pharmaceuticals, Inc.                                          126,800           598,496
*# Island Pacific, Inc.                                                 73,700            29,480
 * Isle of Capri Casinos, Inc.                                          66,464         1,630,362
*# Isolagen, Inc.                                                       78,000           592,020
 * Ista Pharmaceuticals, Inc.                                           35,300           353,353
 * Iteris, Inc.                                                            520             1,825
 * ITLA Capital Corp.                                                    5,800           316,854
 * Itron, Inc.                                                          48,200         1,043,530
 * iVillage, Inc.                                                      155,622           738,426
 * Ixia                                                                133,647         1,884,423
 * IXYS Corp.                                                           72,524           673,748
 * J & J Snack Foods Corp.                                              20,689           971,142
 * J Net Enterprises, Inc.                                               8,400            22,260
 * J. Alexander's Corp.                                                  9,200            64,860
 * J. Jill Group, Inc.                                                  46,255           798,824
 * j2 Global Communication, Inc.                                        53,432         1,862,105
 * Jack in the Box, Inc.                                                81,000         3,060,180
 * Jaclyn, Inc.                                                          1,300             8,645
 * Jaco Electronics, Inc.                                                5,659            24,506
 * Jacuzzi Brands, Inc.                                                173,578         1,621,219
 * Jakks Pacific, Inc.                                                  57,326         1,067,410
 * Jarden Corp.                                                         63,150         2,423,065
 * JDA Software Group, Inc.                                             63,412           831,965
 * Jennifer Convertibles, Inc.                                           1,300             4,030
   JLG Industries, Inc.                                                101,200         1,760,880
 * JMAR Industries, Inc.                                                23,700            34,839
 * Jo-Ann Stores, Inc.                                                  48,975         1,347,792
 * Johnson Outdoors, Inc.                                                6,700           135,541
 * Jones Lang LaSalle, Inc.                                             74,900         2,688,910
*# Jos. A. Bank Clothiers, Inc.                                         30,800           810,040
 * Journal Register Co.                                                 95,800         1,811,578
 * JPS Industries, Inc.                                                  9,200            34,454
   Juno Lighting, Inc.                                                     980            39,298
 * Jupitermedia Corp.                                                   71,669         1,201,889
   K-Swiss, Inc. Class A                                                59,200         1,603,846
 * K-Tron International, Inc.                                            2,400            60,240
 * K-V Pharmaceutical Co. Class A                                       76,050         1,429,740
 * K-V Pharmaceutical Co. Class B                                       20,975           415,305
 * K2, Inc.                                                            107,263         1,810,599
 * Kadant, Inc.                                                         30,320           613,980
   Kaman Corp. Class A                                                  49,600           595,200
 * Kansas City Southern                                                144,200         2,452,842
 * Katy Industries, Inc.                                                 8,300            44,820
   Kaydon Corp.                                                         61,700         2,004,016
 * KBK Capital Corp.                                                     2,000             1,500
 * KCS Energy, Inc.                                                    112,200         1,607,826
 * Keane, Inc.                                                         142,064         2,201,992
 * Keith Companies, Inc.                                                11,400           194,370
   Keithley Instruments, Inc.                                           32,300           611,116
   Kellwood Co.                                                         62,676         2,181,752
   Kelly Services, Inc. Class A                                         70,048         2,129,459

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Kemet Corp.                                                         198,923   $     1,762,458
 * Kendle International, Inc.                                           29,103           241,264
   Kennametal, Inc.                                                     31,100         1,595,430
 * Kennedy-Wilson, Inc.                                                  8,800            63,140
   Kenneth Cole Productions, Inc. Class A                               27,250           804,420
*# Kensey Nash Corp.                                                    26,454           826,952
 * Kera Vision, Inc.                                                     4,300                 9
   Kewaunee Scientific Corp.                                             2,000            18,180
 * Key Energy Group, Inc.                                              248,100         3,106,212
 * Key Technology, Inc.                                                  4,700            44,791
 * Key Tronic Corp.                                                      8,600            27,262
 * Keynote Systems, Inc.                                                18,600           236,778
 * Keystone Automotive Industries, Inc.                                 34,474           807,726
 * Keystone Consolidated Industries, Inc.                                2,100               126
 * Kforce, Inc.                                                         83,910         1,005,242
*# KFX, Inc.                                                           133,800         2,015,028
   Kimball International, Inc. Class B                                  53,700           800,130
 * Kindred Healthcare, Inc.                                             82,978         2,265,299
 * Kirby Corp.                                                          56,500         2,571,880
 * Kirkland's, Inc.                                                     17,200           165,120
   Knape & Vogt Manufacturing Co.                                        2,290            28,442
 * Knight Trading Group, Inc.                                          184,336         2,103,274
 * Knight Transportation, Inc.                                         129,653         3,124,637
 * Koala Corp.                                                           6,500               617
 * Komag, Inc.                                                          62,409         1,045,351
 * Kopin Corp.                                                         159,791           648,751
 * Korn/Ferry International                                             88,900         1,656,207
*# Kos Pharmaceuticals, Inc.                                            81,100         3,452,427
 * Kosan Biosciences, Inc.                                              66,524           428,415
   Koss Corp.                                                            3,600            72,000
*# Krispy Kreme Doughnuts, Inc.                                        140,800         1,417,856
   Kronos Worldwide, Inc.                                                9,860           452,574
 * Kronos, Inc.                                                         59,000         2,981,860
 * Kulicke & Soffa Industries, Inc.                                    117,834           881,398
 * KVH Industries, Inc.                                                 33,228           335,603
 * Kyphon, Inc.                                                         90,100         2,167,806
 * La Jolla Pharmceutical Co.                                          132,600           186,966
   La-Z-Boy, Inc.                                                      116,000         1,780,600
 * LaBarge, Inc.                                                        34,600           415,200
 * LabOne, Inc.                                                         39,284         1,184,413
 * Labor Ready, Inc.                                                    95,400         1,514,952
 * LaBranche & Co., Inc.                                               106,600           853,866
   Laclede Group, Inc.                                                  47,800         1,539,160
 * LaCrosse Footwear, Inc.                                               5,800            57,130
 * Ladish Co., Inc.                                                     19,500           215,085
   Lakeland Bancorp, Inc.                                               13,119           238,110
 * Lakeland Industries, Inc.                                             2,420            47,553
 * Lakes Entertainment, Inc.                                            37,650           525,217
   Lance, Inc.                                                          68,100         1,269,384
 * Lancer Corp.                                                          9,325           109,942
   LandAmerica Financial Group, Inc.                                    41,800         2,232,120
   Landauer, Inc.                                                       20,500           950,790
 * Landec Corp.                                                         53,190           334,033
   Landry's Restaurants, Inc.                                           63,500         1,876,425
 * Lannet Co., Inc.                                                     53,030           492,118
 * Lantronix, Inc.                                                      15,000            14,700
*# Large Scale Biology Corp.                                            42,800            46,224
*# LaserCard Corp.                                                      26,290           261,323
 * Laserscope                                                           47,450         1,543,074
 * Lattice Semiconductor Corp.                                         233,351   $     1,245,628
 * Laureate Education, Inc.                                             51,951         2,046,350
   Lawson Products, Inc.                                                 9,600           468,960
 * Lawson Software, Inc.                                               218,408         1,349,761
 * Layne Christensen Co.                                                11,600           225,040
 * Lazare Kaplan International, Inc.                                     8,700            86,130
   LCA-Vision, Inc.                                                     30,950         1,015,160
 * LCC International, Inc. Class A                                      45,100           229,559
 * Learning Care Group, Inc.                                             5,200            15,860
 * Learning Tree International, Inc.                                    38,381           503,943
 * LeCroy Corp.                                                         10,100           216,241
 * Lectec Corp.                                                          3,900             3,997
   Leesport Financial Corp.                                                525            11,980
   Lennox International, Inc.                                          138,405         2,489,906
 * Lesco, Inc.                                                          18,300           219,600
*# Level 8 Systems, Inc.                                                 3,729               268
   Levitt Corp. Class A                                                 42,421         1,090,644
*# Lexar Media, Inc.                                                   175,097         1,381,515
 * Lexicon Genetics, Inc.                                              145,818         1,025,101
   Libbey, Inc.                                                         31,600           662,652
 * Liberate Technologies, Inc.                                         106,300           239,706
   Liberty Corp.                                                        43,200         1,883,520
   Liberty Homes, Inc. Class A                                             200             1,005
 * Lifecell Corp.                                                       64,900           671,066
 * Lifecore Biomedical, Inc.                                            29,730           303,543
 * Lifeline Systems, Inc.                                                8,200           221,810
   Lifetime Hoan Corp.                                                  24,349           330,903
*# Ligand Pharmaceuticals, Inc. Class B                                170,000         1,904,000
 * Lightbridge, Inc.                                                    56,621           265,552
 * Lightning Rod Software, Inc.                                            580               783
 * LightPath Technologies, Inc.                                          1,850             7,677
 * Lin TV Corp.                                                         59,000         1,063,180
   Lincoln Electric Holdings, Inc.                                      89,362         3,207,202
   Lindsay Manufacturer Co.                                             27,100           762,594
 * Linens 'n Things, Inc.                                              102,500         2,546,100
 * Lionbridge Technologies, Inc.                                        66,322           365,434
*# Lipid Sciences, Inc.                                                 56,608           261,529
*# Liquidmetal Technologies, Inc.                                       68,495           146,922
   Lithia Motors, Inc. Class A                                          34,610           878,402
 * Littlefuse, Inc.                                                     51,200         1,997,824
 * LMI Aerospace, Inc.                                                   7,900            58,381
   LNB Bancorp, Inc.                                                     1,200            24,036
   LNR Property Corp.                                                   38,000         2,376,900
 * Lodgenet Entertainment Corp.                                         40,501           624,525
 * Lodgian, Inc.                                                            51               541
 * Logic Devices, Inc.                                                   6,700             8,978
 * LogicVision, Inc.                                                    28,200            58,374
 * Logility, Inc.                                                       13,200            54,516
 * LoJack Corp.                                                         35,600           374,512
   Lone Star Steakhouse & Saloon, Inc.                                  45,746         1,234,685
 * Lone Star Technologies, Inc.                                         66,800         2,097,520
   Longs Drug Stores Corp.                                              86,100         2,298,870
   Longview Fibre Co.                                                  114,100         1,983,058
 * LookSmart, Ltd.                                                     191,367           380,629
 * LOUD Technologies, Inc.                                              12,400            24,180
   Louisiana-Pacific Corp.                                              20,700           506,529
   Lowrance Electronics, Inc.                                            6,692           204,842
   LSB Bancshares, Inc.                                                  5,156            86,879
   LSB Corp.                                                             4,300            79,378
   LSI Industries, Inc.                                                 45,527           452,538
 * LTX Corp.                                                           133,900           956,046

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Luby's, Inc.                                                         49,900   $       356,286
   Lufkin Industries, Inc.                                               6,400           257,664
 * Luminex Corp.                                                        71,552           644,684
 * Lydall, Inc.                                                         35,600           398,008
 * Lynch Corp.                                                           1,500            21,000
 * Lynch Interactive Corp.                                               2,800            85,260
 * M&F Worldwide Corp.                                                  41,600           542,880
 * M-Wave, Inc.                                                          2,900             4,118
   M/I Homes, Inc.                                                      31,300         1,415,073
   MacDermid, Inc.                                                      68,800         2,533,216
*# Mace Security International, Inc.                                    11,200            63,280
 * Mac-Gray Corp.                                                       12,600            96,390
 * Macromedia, Inc.                                                     68,567         1,956,217
 * Macrovision Corp.                                                   113,693         3,018,549
 * Madden (Steven), Ltd.                                                28,000           528,080
   MAF Bancorp, Inc.                                                    50,527         2,319,189
 * Magic Lantern Group, Inc.                                             1,700               697
 * Magma Design Automation, Inc.                                        80,483         1,091,349
 * Magna Entertainment Corp.                                            21,200           127,200
 * Magnetek, Inc.                                                       63,800           421,718
 * Magnum Hunter Resources, Inc.                                       199,602         2,674,667
 * MAI Systems Corp.                                                       500                80
   Main Street Banks, Inc.                                              43,014         1,362,684
 * Main Street Restaurant Group, Inc.                                   25,200            36,540
   Maine & Maritimes Corp.                                               1,600            40,800
 * MAIR Holdings, Inc.                                                  44,116           405,867
 * Major Automotive Companies, Inc.                                      3,280             2,624
 * Management Network Group, Inc.                                       52,100           103,158
 * Manatron, Inc.                                                        1,102             8,817
 * Manchester Technologies, Inc.                                         8,000            39,200
 * Manhattan Associates, Inc.                                           67,694         1,644,964
 # Mannatech, Inc.                                                      13,500           310,500
*# Manning (Greg) Auctions, Inc.                                         9,200           105,524
 * Manugistic Group, Inc.                                              163,000           448,250
 * MAPICS, Inc.                                                         58,456           568,192
 * Mapinfo Corp.                                                        44,823           535,635
   Marine Products Corp.                                                25,530           668,886
 * MarineMax, Inc.                                                      36,075         1,060,605
 * Marisa Christina, Inc.                                                6,700             8,308
   Maritrans, Inc.                                                       7,800           140,790
 * MarketWatch, Inc.                                                    55,490         1,006,589
   MarkWest Hydrocarbon, Inc.                                           10,285           180,605
 * Marlton Technologies, Inc.                                            7,800             5,460
   Marsh Supermarkets, Inc. Class A                                      1,600            19,024
   Marsh Supermarkets, Inc. Class B                                      4,500            57,555
 * Martek Biosciences Corp.                                             17,003           660,907
 * Marten Transport, Ltd.                                                9,450           207,427
*# Martha Stewart Living Omnimedia, Inc.                                45,800         1,081,796
   MASSBANK Corp.                                                        4,700           174,370
 # Massey Energy Co.                                                    42,400         1,489,088
 * Mastec, Inc.                                                        109,250           916,607
 * Material Sciences Corp.                                              32,900           550,088
 * Matria Healthcare, Inc.                                              23,769           831,915
 * Matritech, Inc.                                                      30,500            30,500
 * Matrix Bancorp, Inc.                                                  6,500            78,000
 * Matrix Service Co.                                                   37,400           278,630
 * MatrixOne, Inc.                                                     116,844           772,339
 * Matrixx Initiatives, Inc.                                            20,800           284,752
   Matthews International Corp. Class A                                 74,200         2,735,754
 * Mattson Technology, Inc.                                            114,345         1,069,126
 * Maui Land & Pineapple Co., Inc.                                      10,200   $       332,520
 * Maverick Tube Corp.                                                  97,800         3,100,260
 * Max & Erma's Restaurants, Inc.                                        2,300            30,647
 * Maxco, Inc.                                                           3,100            10,819
   Maxcor Financial Group, Inc.                                         14,572           132,605
*# Maxim Pharmaceuticals, Inc.                                          60,133           174,987
 * Maximus, Inc.                                                        49,900         1,563,367
 * Maxtor Corp.                                                        163,300           623,806
 * Maxwell Technologies, Inc.                                           33,260           357,212
 * Maxxam, Inc.                                                          8,900           266,911
 * Maxygen, Inc.                                                        78,852           795,617
 * Mayor's Jewelers, Inc.                                               20,300            12,789
 * Mays (J.W.), Inc.                                                       200             2,855
   MB Financial, Inc.                                                   65,964         2,783,681
   MBT Financial Corp.                                                  38,461           917,295
 * McDATA Corp.                                                        178,101         1,006,271
   MCG Capital Corp.                                                    99,434         1,690,378
   McGrath Rentcorp.                                                    27,307         1,153,994
 * McMoran Exploration Co.                                              53,764           843,557
   McRae Industries, Inc. Class A                                        2,600            36,400
 * MDI, Inc.                                                            14,000            12,320
 * Meade Instruments Corp.                                              43,632           138,313
 * Meadow Valley Corp.                                                   2,400             6,396
 * Meadowbrook Insurance Group, Inc.                                    61,300           310,791
 * Measurement Specialties, Inc.                                        12,900           329,079
*# Mechanical Technology, Inc.                                           4,700            25,944
 * Medallion Finanacial Corp.                                            3,943            37,025
*# Medarex, Inc.                                                       182,170         1,985,653
 * MedCath Corp.                                                        39,049           848,144
*# Med-Design Corp.                                                     28,300            34,243
   Media General, Inc. Class A                                           6,100           379,420
 * Media Services Group, Inc.                                              471             6,788
 * MediaBay, Inc.                                                        7,050             7,825
 * Mediacom Communications Corp.                                       197,918         1,033,132
*# Medialink Worldwide, Inc.                                             5,900            18,402
 * Medical Action Industries, Inc.                                      23,600           466,808
 * Medical Staffing Network Holdings, Inc.                              69,500           598,395
 * Medicore, Inc.                                                        3,800            25,498
*# Medifast, Inc.                                                       25,000            86,000
 * MedQuist, Inc.                                                       64,700           784,487
 * MEDTOX Scientific, Inc.                                               7,545            58,474
 * Memry Corp.                                                           9,800            27,440
 # Mentor Corp.                                                         97,400         3,005,764
 * Mentor Graphics Corp.                                               164,927         2,069,834
   Mercantile Bank Corp.                                                 1,260            51,408
   Merchants Bancshares, Inc.                                            6,150           182,655
   Merchants Group, Inc.                                                 1,300            31,525
   Mercury Air Group, Inc.                                               4,950            19,552
 * Mercury Computer Systems, Inc.                                       47,800         1,505,700
*# Merge Technologies, Inc.                                             29,894           576,057
   Meridian Bioscience, Inc.                                            32,812           543,039
 * Meridian Resource Corp.                                             174,200         1,189,786
 * Merit Medical Systems, Inc.                                          60,576           688,143
 * Meritage Homes Corp.                                                 28,500         2,667,600
 * Merix Corp.                                                          42,313           460,365
 * Merrimac Industries, Inc.                                             2,860            26,312
 * Mesa Air Group, Inc.                                                 72,635           509,898
   Mesa Laboratories, Inc.                                               3,300            38,775
 * Mestek, Inc.                                                          5,400            97,848
 * Meta Group, Inc.                                                     12,700            67,564

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Metal Management, Inc.                                               51,500   $     1,353,420
 * Metals USA, Inc.                                                     44,580           835,875
 * MetaSolv, Inc.                                                       88,200           215,208
   Methode Electronics, Inc.                                            34,100           450,120
   Met-Pro Corp.                                                         8,100           106,920
 * Metris Companies, Inc.                                              133,500         1,545,930
 * Metro One Telecommunications, Inc.                                   39,650            66,612
   MetroCorp. Bancshares, Inc.                                           7,000           151,550
 * Metrologic Instruments, Inc.                                         49,600         1,013,328
   MFB Corp.                                                             1,300            36,790
 * MFRI, Inc.                                                            4,900            34,300
   MGE Energy, Inc.                                                     45,527         1,568,860
   MGP Ingredients, Inc.                                                29,455           275,110
 * Michael Anthony Jewelers, Inc.                                        7,400            15,207
 * Micrel, Inc.                                                        210,473         2,247,852
 * Micro Component Technology, Inc.                                     10,752             6,989
 * Micro Linear Corp.                                                   16,000            73,760
 * Micro Therapeutics, Inc.                                             91,922           365,850
 * MicroFinancial, Inc.                                                 15,200            59,432
 * Micromuse, Inc.                                                     117,493           617,778
 * Micros Systems, Inc.                                                 42,452         3,114,703
 * Microsemi Corp.                                                     137,100         2,440,380
 * MicroStrategy, Inc.                                                  27,800         1,794,490
 * Microtek Medical Holdings, Inc.                                      99,116           404,393
 * Microtune, Inc.                                                     103,247           617,417
*# Microvision, Inc.                                                    49,423           376,109
 * Midas, Inc.                                                          36,100           697,091
   Middleby Corp.                                                       21,087         1,210,816
   Middlesex Water Co.                                                   8,400           167,160
   Midland Co.                                                           6,600           209,880
   Mid-State Bancshares                                                 52,303         1,560,722
*# Midway Games, Inc.                                                  193,600         2,098,624
 * Midwest Air Group, Inc.                                              40,100           120,300
   Midwest Banc Holdings, Inc.                                          39,765           917,776
 * Mikohn Gaming Corp.                                                  50,575           412,186
 * Milacron, Inc.                                                      162,405           485,591
 * Milestone Scientific, Inc.                                           16,300            27,710
*# Millennium Cell, Inc.                                                58,900            53,599
 * Millennium Chemicals, Inc.                                          101,800         2,705,844
 * Miller Industries, Inc.                                               9,280           102,173
 * MIM Corp.                                                            49,200           318,324
 * Mindspeed Technologies, Inc.                                        177,775           444,437
   Mine Safety Appliances Co.                                           66,700         3,161,580
   Minerals Technologies, Inc.                                          46,100         3,058,735
 * MIPS Technologies, Inc.                                              94,700           828,625
 * Miravant Medical Technologies                                         1,800             1,800
 * Misonix, Inc.                                                        14,600            92,126
 * Mission Resources Corp.                                              93,700           581,877
 * Mitcham Industries, Inc.                                             19,500           146,250
 * Mitek Systems, Inc.                                                  11,100             5,328
 * Mity Enterprises, Inc.                                                5,000            74,750
 * MKS Instruments, Inc.                                               114,307         1,942,076
 * Mobile Mini, Inc.                                                    33,515         1,015,169
 * Mobility Electronics, Inc.                                           64,640           627,654
 * Mobius Management Systems, Inc.                                      17,100           136,800
   Mocon, Inc.                                                           5,500            50,820
   Modine Manufacturing Co.                                             79,595         2,558,979
 * Mod-Pac Corp.                                                         2,750            33,275
 * Mod-Pac Corp. Class B                                                 1,112            13,455
 * Modtech Holdings, Inc.                                               29,763           242,866
 * Moldflow Corp.                                                       24,456           342,384
 * Molecular Devices Corp.                                              34,540   $       726,376
   Monaco Coach Corp.                                                   66,850         1,330,315
 * Monarch Casino & Resort, Inc.                                         8,000           279,360
 * Mondavi (Robert) Corp. Class A                                       22,500         1,266,750
 * Monolithic System Technology, Inc.                                   49,133           229,451
 * Monro Muffler Brake, Inc.                                            12,300           301,965
 * Monterey Pasta Co.                                                   32,100           102,720
 * Moog, Inc. Class A                                                   19,200           806,784
 * Moog, Inc. Class B                                                    3,300           140,580
 * Morgan Group Holding Co.                                                200                17
 * Morgan's Foods, Inc.                                                    900               720
 * Mossimo, Inc.                                                        16,600            59,926
 * Mothers Work, Inc.                                                   10,754           138,619
 * Motorcar Parts of America, Inc.                                       2,500            18,337
   Movado Group, Inc.                                                   41,200           758,080
   Movie Gallery, Inc.                                                  70,399         1,227,055
 * MPS Group, Inc.                                                     242,100         2,726,046
 * MPW Industrial Services Group, Inc.                                   5,000            12,250
 * MRO Software, Inc.                                                   56,835           730,330
 * MRV Communications, Inc.                                            238,481           920,298
 * MSC.Software Corp.                                                   63,900           607,689
 * MTC Technologies, Inc.                                               14,800           454,952
*# MTI Technology Corp.                                                  1,300             2,522
 * MTM Technologies, Inc.                                                4,900            20,580
 * MTR Gaming Group, Inc.                                               62,478           628,529
   MTS Systems Corp.                                                    46,987         1,426,055
   Mueller Industries, Inc.                                             83,545         2,567,338
 * Multi-Color Corp.                                                     2,250            36,675
*# Multimedia Games, Inc.                                               69,235           905,594
   MutualFirst Financial, Inc.                                           2,000            47,100
   Myers Industries, Inc.                                               73,319           830,704
 * Mykrolis Corp.                                                       95,900         1,175,734
 * Myriad Genetics, Inc.                                                67,457         1,297,873
   Mystic Financial, Inc.                                                1,575            64,575
 * Nabi Biopharmaceuticals                                             133,750         1,926,000
   NACCO Industries, Inc. Class A                                        6,500           711,685
*# Nanogen, Inc.                                                        76,740           344,563
 * Nanometrics, Inc.                                                    28,294           460,343
*# Nanophase Technologies Corp.                                         40,098           247,405
*# Napco Security Systems, Inc.                                          5,160            51,084
   Nara Bancorp, Inc.                                                   53,611         1,112,964
   Nash Finch Co.                                                       26,640           988,610
 * Nashua Corp.                                                          5,800            60,900
 * Nassda Corp.                                                         56,005           239,701
*# Nastech Pharmaceutical Co., Inc.                                     31,000           470,580
 * NATCO Group, Inc. Class A                                            16,800           142,464
 * Nathan's Famous, Inc.                                                 7,000            58,450
   National Beverage Corp.                                              36,200           340,642
 * National Dentex Corp.                                                 3,500            91,385
   National Home Health Care Corp.                                       5,465            62,793
 * National Medical Health Card Systems, Inc.                           12,600           269,514
 * National Patent Development Corp.                                    14,560            25,043
   National Penn Bancshares, Inc.                                       76,610         2,206,368
   National Presto Industries, Inc.                                      6,800           308,312
 * National Research Corp.                                               7,000           112,000
 * National RV Holdings, Inc.                                           21,800           212,114
 * National Technical Systems, Inc.                                      8,600            45,666
 * National Western Life Insurance Co. Class A                           1,000           162,190
 * Natrol, Inc.                                                         10,000            33,800

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Natural Alternatives International, Inc.                              5,400   $        50,760
 * Nature Vision, Inc.                                                     500             3,245
   Nature's Sunshine Products, Inc.                                     34,704           580,945
 * Natus Medical, Inc.                                                  39,200           282,240
   Nautilus Group, Inc.                                                 75,300         1,640,787
 * Navarre Corp.                                                        61,460         1,046,664
 * Navidec, Inc.                                                           544             2,339
 * Navigant Consulting, Inc.                                           108,100         2,524,135
 * Navigant International, Inc.                                         33,014           362,494
 * Navigators Group, Inc.                                               26,984           762,298
   NBT Bancorp, Inc.                                                    73,455         1,865,022
 * NCI Building Systems, Inc.                                           46,700         1,732,570
 * NCO Group, Inc.                                                      73,284         1,840,174
   NDCHealth Corp.                                                      82,800         1,563,264
 * NeighborCare, Inc.                                                   73,800         2,073,042
 * Nektar Therapeutics                                                 189,283         3,536,753
   Nelson (Thomas), Inc.                                                30,100           743,470
 * Neoforma, Inc.                                                       43,914           326,281
 * Neogen Corp.                                                          7,625           165,005
 * NeoMagic Corp.                                                       55,978            47,581
 * NEON Systems, Inc.                                                    8,600            31,648
 * Neopharm, Inc.                                                       53,617           624,638
 * Neose Technologies, Inc.                                             55,701           389,350
 * Neoware Systems, Inc.                                                34,400           301,344
 * NES Rentals Holdings, Inc.                                               36               398
 * Net Perceptions, Inc.                                                22,600            20,566
 * Net2Phone, Inc.                                                     101,300           347,459
   NetBank, Inc.                                                        57,533           590,864
*# Netflix, Inc.                                                       114,882         1,307,357
 * Netguru, Inc.                                                        17,200            20,812
 * NetIQ Corp.                                                         126,387         1,550,768
 * NetManage, Inc.                                                      10,442            59,519
 * Netopia, Inc.                                                        43,200           131,760
 * NetRatings, Inc.                                                     76,531         1,530,620
 * Netscout System, Inc.                                                66,250           501,513
 * Network Engines, Inc.                                                66,100           154,013
 * Network Equipment Technologies, Inc.                                 55,900           531,609
*# Network Plus Corp.                                                   14,500                12
*# Neurobiological Technologies, Inc.                                    2,700            11,580
 * Neurogen Corp.                                                       75,807           663,311
   Nevada Chemicals, Inc.                                                2,500            17,575
 * Nevada Gold & Casinos, Inc.                                          28,050           307,989
 * New Brunswick Scientific Co., Inc.                                    7,660            41,364
 * New Century Equity Holdings Corp.                                       100                33
   New Hampshire Thrift Bancshares, Inc.                                   200             5,826
 * New Horizons Worldwide, Inc.                                         12,400            43,152
   New Jersey Resources Corp.                                           63,600         2,766,600
 * NewMarket Corp.                                                      37,900           727,301
   NewMil Bancorp, Inc.                                                  4,400           132,484
 * Newpark Resources, Inc.                                             193,000         1,103,960
 * Newport Corp.                                                        90,418         1,115,758
 * Newtek Business Services, Inc.                                       73,088           300,026
   Niagara Corp.                                                         8,200            65,190
 * NIC, Inc.                                                           136,278           626,197
 * Nitches, Inc.                                                           864             5,676
   NL Industries, Inc.                                                 109,476         2,473,063
 * NMS Communications Corp.                                            107,400           686,071
 * NMT Medical, Inc.                                                    11,500            48,760
   NN, Inc.                                                             20,217           257,565
 * Nobel Learning Communities, Inc.                                      6,500            47,125
   Nobility Homes, Inc.                                                  4,100   $        88,560
   Noble International, Ltd.                                            21,160           417,085
 * Noel Group, Inc.                                                      8,000                52
 # Noland Co.                                                              200             8,636
   Nordson Corp.                                                        79,799         3,037,150
 * Norstan, Inc.                                                        29,700           113,751
 * North America Galvanizing & Coatings, Inc.                            6,700            12,998
 * North American Scientific, Inc.                                      36,050           162,225
   North Central Bancshares, Inc.                                        1,700            66,003
   North Pittsburgh Systems, Inc.                                       33,006           828,121
   Northeast Bancorp                                                       900            20,430
   Northeast Pennsylvania Financial Corp.                                4,400            74,756
   Northern Technologies International Corp.                             3,000            21,900
*# Northfield Laboratories, Inc.                                        49,185           919,760
 * Northland Cranberries, Inc.                                             100                81
   Northrim BanCorp, Inc.                                                6,068           138,360
*# Northwest Airlines Corp.                                            194,645         1,993,165
   Northwest Bancorp, Inc.                                             108,276         2,801,100
   Northwest Natural Gas Co.                                            62,900         2,129,794
 * Northwest Pipe Co.                                                    6,300           120,330
 * NovaMed, Inc.                                                        48,500           230,375
 * Novatel Wireless, Inc.                                               61,102         1,286,808
 * Novavax, Inc.                                                        87,000           297,540
 * Noven Pharmaceuticals, Inc.                                          53,808           983,610
 * Novoste Corp.                                                        29,400            39,690
 * NPS Pharmaceuticals, Inc.                                            88,900         1,592,199
 * NS Group, Inc.                                                       48,300         1,070,328
 * NTN Communications, Inc.                                            117,993           325,661
 * Nu Horizons Electronics Corp.                                        37,100           307,967
   Nu Skin Enterprises, Inc. Class A                                   125,000         2,810,000
*# Nucentrix Broadband Networks, Inc. Escrow Shares                     10,400                 0
 * NuCo2, Inc.                                                          16,000           396,800
   NUI Corp.                                                            31,692           434,180
 * NumereX Corp. Class A                                                10,800            51,624
 * Nutraceutical International Corp.                                    26,864           430,630
 * Nutri/System, Inc.                                                   15,300            38,097
 * Nutrition 21, Inc.                                                    3,500             3,500
 * Nuvelo, Inc.                                                         70,322           685,640
   NWH, Inc.                                                             4,200            62,790
 * NYFIX, Inc.                                                          62,314           398,186
   NYMAGIC, Inc.                                                         8,700           213,411
 * O'Charleys, Inc.                                                     47,362           899,878
 * O.I. Corp.                                                            2,700            29,103
   Oak Hill Financial, Inc.                                              3,000           114,270
   Oakley, Inc.                                                        157,200         1,909,980
 * Obie Media Corp.                                                      5,900            40,415
*# OCA, Inc.                                                           112,051           640,932
 * Oceaneering International, Inc.                                      57,900         2,223,360
   OceanFirst Financial Corp.                                           29,080           737,469
 * Ocular Sciences, Inc.                                                44,300         2,140,310
 * Ocwen Financial Corp.                                               144,234         1,345,703
 * Odd Job Stores, Inc.                                                 12,700            28,575
 * Odyssey Healthcare, Inc.                                             80,600         1,076,010
 * Odyssey Marine Exploration, Inc.                                     42,600           115,020
 * Offshore Logistics, Inc.                                             52,600         1,993,540
 * Oglebay Norton Co.                                                      900               261
 * Ohio Casualty Corp.                                                 135,349         2,907,297

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Oil States International, Inc.                                      113,631   $     2,314,663
   Oil-Dri Corp. of America                                              4,200            67,200
 * Old Dominion Freight Line, Inc.                                      56,148         1,760,240
   Olin Corp.                                                          153,652         3,486,364
 * Olympic Steel, Inc.                                                  21,000           567,000
 * OM Group, Inc.                                                       63,700         1,958,138
   Omega Financial Corp.                                                 8,200           289,542
 * Omega Protein Corp.                                                  52,600           442,366
 * OMNI Energy Services Corp.                                           25,300            74,129
 * Omnicell, Inc.                                                       57,252           615,459
*# OmniVision Technologies, Inc.                                       125,600         2,240,704
 * Omnova Solutions, Inc.                                               13,900            79,369
 * Omtool, Ltd.                                                          3,570            29,488
 * On Assignment, Inc.                                                  53,900           281,358
 * ON Semiconductor Corp.                                              571,551         2,086,161
 * On2 Technologies, Inc.                                               53,300            28,249
 * One Price Clothing Stores, Inc.                                       2,957                 9
*# Oneida, Ltd.                                                         28,700            72,611
 * Online Resources Corp.                                               41,700           293,985
   Onyx Acceptance Corp.                                                 5,100           142,137
 * Onyx Pharmacueticals, Inc.                                           78,300         2,449,224
 * ONYX Software Corp.                                                  31,950           105,116
 * Opent Technologies, Inc.                                             45,100           389,664
 * OpenTV Corp.                                                         39,946           160,583
 * Openwave Systems, Inc.                                              147,399         1,942,719
 * Opinion Research Corp.                                                6,700            42,311
 * Oplink Communications, Inc.                                          53,100           108,855
*# Opsware, Inc.                                                       185,792         1,272,675
 * OPTi, Inc.                                                           11,600            16,704
 * Optical Cable Corp.                                                  11,500            62,330
 * Optical Communication Products, Inc.                                 74,850           163,173
 * Optical Sensors, Inc.                                                 1,633             5,307
   Option Care, Inc.                                                    46,700           804,174
 * OraSure Technologies, Inc.                                          102,450           733,542
 * Orbit International Corp.                                             1,582            13,099
 * Orbital Sciences Corp.                                              113,452         1,474,876
 * Orchid Biosciences, Inc.                                             50,638           542,333
 * Oregon Steel Mills, Inc.                                             78,700         1,415,026
 * Orleans Homebuilders, Inc.                                           40,100           738,241
 * Orphan Medical, Inc.                                                 10,300           104,854
 * Orthologic Corp.                                                     77,505           444,104
 * Oscient Pharmaceutical Corp.                                        156,600           510,516
   OshKosh B'Gosh, Inc. Class A                                         21,100           432,550
 * OSI Systems, Inc.                                                    35,700           775,404
 * Osteotech, Inc.                                                      37,700           205,088
   Otter Tail Corp.                                                     58,560         1,577,021
   Outlook Group Corp.                                                   2,400            17,112
 * Overland Storage, Inc.                                               30,275           449,584
   Overseas Shipholding Group, Inc.                                     47,025         3,089,072
*# Overstock.com, Inc.                                                  39,400         2,807,644
   Owens & Minor, Inc.                                                  90,500         2,511,375
 # Oxford Industries, Inc.                                              38,500         1,570,800
 * Oxigene, Inc.                                                        12,600            70,195
 * Oxis International, Inc.                                              7,900             4,503
 * OYO Geospace Corp.                                                   10,600           167,904
 * P & F Industries, Inc. Class A                                        1,300            19,175
 * P.A.M. Transportation Services, Inc.                                 20,550           417,165
*# P.F. Chang's China Bistro, Inc.                                      56,300         3,166,312
   Pacific Capital Bancorp                                              88,500         2,921,385
 * Pacific Mercantile Bancorp                                            5,900            83,662
 * Pacific Premier Bancorp, Inc.                                         3,900            55,575
   Packaging Dynamics Corp.                                              4,120   $        58,957
 * Packeteer, Inc.                                                      74,100           963,300
 * Pac-West Telecomm, Inc.                                              23,100            28,413
 * Pain Therapeutics, Inc.                                              93,301           702,557
 * PainCare Holdings, Inc.                                              87,900           254,910
 * Palatin Technologies, Inc.                                               62               167
 * Paligent, Inc.                                                          347                69
 * Palm Harbor Homes, Inc.                                              49,111           766,623
*# PalmOne, Inc.                                                        39,630         1,388,635
 * PalmSource, Inc.                                                     32,881           520,835
 * Palomar Medical Technologies, Inc.                                   34,879           785,824
   Pamrapo Bancorp, Inc.                                                 5,100           122,400
 * Panavision, Inc.                                                      3,600            22,500
*# Panera Bread Co.                                                     62,925         2,513,225
 * Pantry, Inc.                                                         44,400         1,221,888
*# Papa John's International, Inc.                                      37,000         1,316,090
 * Par Pharmaceutical Companies, Inc.                                   74,700         2,947,662
 * PAR Technology Corp.                                                  7,800            92,196
 * Paradyne Networks Corp.                                             105,455           409,165
 * Paragon Technologies, Inc.                                            4,200            40,194
 * Parallel Petroleum Corp.                                             55,900           311,363
 * Parametric Technology Corp.                                         515,069         3,013,154
 * Parexel International Corp.                                          56,782         1,171,413
   Park Bancorp, Inc.                                                    1,200            38,100
   Park Electrochemical Corp.                                           45,750           964,868
 * Parker Drilling Co.                                                 217,200           949,164
*# Parkervision, Inc.                                                   24,821           184,916
 * Park-Ohio Holdings Corp.                                             10,400           233,792
   Parkvale Financial Corp.                                              5,700           177,897
 * Parlex Corp.                                                         13,800            84,180
 * Parlux Fragrances, Inc.                                               9,900           177,507
   Partners Trust Financial Group, Inc.                                 12,189           136,395
 * Party City Corp.                                                     38,691           494,858
 * Path 1 Network Technologies, Inc.                                    14,600            50,516
 * Pathmark Stores, Inc.                                                63,179           348,116
*# Patient Infosystems, Inc.                                               733             2,272
 * Patrick Industries, Inc.                                              4,500            49,680
 * Patriot Transportation Holding, Inc.                                  2,500           104,150
   PAULA Financial                                                       6,100            12,200
 * Paxar Corp.                                                          87,200         2,018,680
 * Paxson Communications Corp.                                         118,700           137,692
 * Payless Cashways, Inc.                                                  160                 0
 * Payless ShoeSource, Inc.                                            149,800         1,749,664
 * PC Connection, Inc.                                                  50,350           353,961
 * PC Mall, Inc.                                                        25,664           623,635
 * PC-Tel, Inc.                                                         46,100           372,027
 * PDF Solutions, Inc.                                                  58,424           751,917
 * PDI, Inc.                                                            31,798           739,939
 * PEC Solutions, Inc.                                                  60,517           858,736
 * Pediatric Services of America, Inc.                                  14,700           151,557
 * Pediatrix Medical Group, Inc.                                        51,600         3,214,680
 * Peerless Manufacturing Co.                                            3,000            44,850
 * Peerless Systems Corp.                                               24,300            34,749
 * Peet's Coffee & Tea, Inc.                                            30,739           777,082
*# Pegasus Communications Corp.                                         17,540           133,304
 * Pegasus Solutions, Inc.                                              48,157           562,955
 * Pegasystems, Inc.                                                    77,938           565,830
 * Pemco Aviation Group, Inc.                                              950            25,231
 * Pemstar, Inc.                                                        73,200           112,069
   Penford Corp.                                                         7,300           122,640

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Penn Engineering & Manufacturing Corp. Class A                        1,200   $        19,356
   Penn Engineering & Manufacturing Corp. Non-Voting                    15,000           287,250
 * Penn National Gaming, Inc.                                           72,100         3,804,717
 * Penn Treaty American Corp.                                           24,800            44,640
   Penn Virginia Corp.                                                  40,400         1,755,784
   Penn-America Group, Inc.                                             31,000           459,110
   Pennfed Financial Services, Inc.                                     14,800           254,264
   Penns Woods Bancorp, Inc.                                               770            38,431
 * Penwest Pharmaceuticals Co.                                          40,800           507,960
   Peoples Bancorp, Inc.                                                   300             6,510
   Pep Boys - Manny, Moe & Jack                                        133,400         2,101,050
 * Perceptron, Inc.                                                     18,418           126,532
 * Performance Food Group Co.                                          101,587         2,665,643
 * Performance Technologies, Inc.                                       28,100           200,353
 * Pericom Semiconductor Corp.                                          57,400           503,972
 * Perini Corp.                                                         55,100           823,745
   Perrigo Co.                                                         156,647         2,825,912
 * Perry Ellis International, Inc.                                      20,500           391,345
 * Per-Se Technologies, Inc.                                            66,100           911,519
 * Pervasive Software, Inc.                                             55,039           219,606
 * PetMed Express, Inc.                                                 49,165           319,573
 * Petrocorp, Inc. Escrow Shares                                         6,900               414
 * Petroleum Development Corp.                                          35,833         1,473,453
   PFF Bancorp, Inc.                                                    38,400         1,735,680
 * Pfsweb, Inc.                                                              9                26
 * Pharmacopia Drug Discovery, Inc.                                     26,450           152,881
 * Pharmacyclics, Inc.                                                  42,501           442,860
*# Pharmanetics, Inc.                                                    7,200             7,272
 * PharmChem, Inc.                                                       5,000                98
*# Pharmos Corp.                                                         6,200            24,800
 * Philadelphia Consolidated Holding Corp.                              48,900         3,337,425
   Phillips-Van Heusen Corp.                                            68,200         1,861,860
 * Phoenix Gold International, Inc.                                        600               546
 * Phoenix Technologies, Ltd.                                           53,036           430,122
 * PhotoMedex, Inc.                                                     49,800           112,050
 * Photon Dynamics, Inc.                                                37,000           815,850
 * Photronics, Inc.                                                     74,900         1,411,116
 * Physiometrix, Inc.                                                    7,400             6,956
 * Pico Holdings, Inc.                                                  12,300           253,503
 # Piedmont Natural Gas Co.                                             65,000         1,528,150
 * Pinnacle Entertainment, Inc.                                         63,600         1,156,248
 * Pinnacle Financial Partners, Inc.                                     8,390           204,129
 * Pinnacle Systems, Inc.                                              152,500           796,050
 * Pioneer Drilling Co.                                                  1,500            14,475
 * Piper Jaffray Companies, Inc.                                        44,000         2,024,440
 * Pixelworks, Inc.                                                     51,000           573,750
 * Pizza Inn, Inc.                                                      10,000            29,000
 * Planar Systems, Inc.                                                 32,300           344,318
 * PLATO Learning, Inc.                                                 49,466           345,767
 * Play By Play Toys and Novelties, Inc.                                   100                 0
 * Playboy Enterprises, Inc. Class A                                     4,700            53,110
 * Playboy Enterprises, Inc. Class B                                    65,600           793,760
 * Playtex Products, Inc.                                              134,700         1,010,250
 * Plexus Corp.                                                         95,900         1,318,625
 * Plug Power, Inc.                                                    160,943           951,173
 * PLX Technology, Inc.                                                 57,038           513,912
 * PMA Capital Corp. Class A                                            66,500           661,675
   PNM Resources, Inc.                                                 116,000         2,951,040
   Pocahontas Bancorp, Inc.                                              4,400   $        68,860
 * Point Therapeutics, Inc.                                                660             3,227
 * Point.360                                                             9,000            22,140
   PolyMedica Corp.                                                     62,749         2,230,727
 * PolyOne Corp.                                                        94,200           869,466
 * Pomeroy IT Solutions, Inc.                                           26,937           367,959
   Pope & Talbot, Inc.                                                  34,800           584,640
 * Porta Systems Corp.                                                     300                51
 * Portal Software, Inc.                                                93,020           320,919
 * Portfolio Recovery Associates, Inc.                                  33,905         1,271,438
 * Possis Medical, Inc.                                                 39,800           459,292
   Potlatch Corp.                                                       59,600         3,022,912
 * Powell Industries, Inc.                                              19,159           309,801
 * Power Intergrations, Inc.                                            68,000         1,341,640
   PowerCerv Corp.                                                       1,755               527
 * Power-One, Inc.                                                     183,961         1,690,602
 * Powerwave Technologies, Inc.                                        228,645         1,849,281
 * Pozen, Inc.                                                          63,367           439,767
 * PPT Vision, Inc.                                                      6,800             5,984
 * PRAECIS Pharmaceuticals, Inc.                                       100,404           211,852
   Preformed Line Products Co.                                           1,200            33,900
 * Premier Financial Bancorp                                             5,200            57,460
*# Premier Laser Systems, Inc. Class A                                   3,400                 2
*# Pre-Paid Legal Services, Inc.                                        35,350         1,210,738
   Presidential Life Corp.                                              64,892         1,084,345
 * Presstek, Inc.                                                       75,598           807,387
 * Pressure BioSciences, Inc.                                            6,700            20,435
 * PRG-Schultz International, Inc.                                     136,100           734,940
 * Price Communications Corp.                                          124,070         2,246,908
*# Priceline.com, Inc.                                                  89,216         2,129,586
*# Pricesmart, Inc.                                                     15,300           121,635
 * PRIMEDIA, Inc.                                                      573,038         1,833,722
 * Primus Telecommunications Group, Inc.                               144,612           438,174
 * Princeton Review, Inc.                                               14,600            86,724
 * Printronix, Inc.                                                      5,800            97,672
 * Priority Healthcare Corp.                                            85,139         1,779,405
 * Private Business, Inc.                                                  945             2,022
 * ProAssurance Corp.                                                   64,150         2,505,058
 * Procom Technology, Inc.                                               5,400             7,128
 * ProcureNet, Inc.                                                     19,700                20
 * Progenics Pharmaceuticals, Inc.                                      39,000           583,050
   Programmers Paradise, Inc.                                            5,200            59,020
 * Progress Software Corp.                                              79,800         1,811,460
 * ProQuest Co.                                                         62,700         1,696,035
   Prosperity Bancshares, Inc.                                          48,041         1,362,443
 * Protection One, Inc.                                                 41,500            10,790
   Providence & Worcester Railroad Co.                                   3,000            36,900
   Provident Bancorp, Inc.                                              36,935           489,758
   Provident Bankshares Corp.                                           72,693         2,670,741
   Provident Financial Holdings, Inc.                                    8,325           243,090
   Provident Financial Services, Inc.                                   16,553           321,625
 * Province Healthcare Co.                                              88,825         1,993,233
 * Proxim Corp.                                                          6,726            27,644
 * ProxyMed, Inc.                                                       10,679            74,753
 * PSS World Medical, Inc.                                             140,800         1,761,971
   Psychemedics Corp.                                                    5,225            66,619
 * Psychiatric Solutions, Inc.                                          32,233         1,049,184
 * PTEK Holdings, Inc.                                                 156,737         1,650,441
   Pulaski Financial Corp.                                               5,400           106,650
   Pulitzer, Inc.                                                       20,900         1,329,449

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Pure World, Inc.                                                      7,600   $        12,920
 * PW Eagle, Inc.                                                        7,000            27,643
   Pyramid Breweries, Inc.                                               5,700            12,255
   QAD, Inc.                                                            74,359           612,718
 * QEP Co., Inc.                                                         2,125            33,490
 * QLT, Inc.                                                            38,900           624,345
 * QuadraMed Corp.                                                      27,006            48,611
   Quaker Chemical Corp.                                                20,320           491,744
   Quaker Fabric Corp.                                                  37,050           213,038
 * Quality Dining, Inc.                                                 11,400            35,796
 * Quality Systems, Inc.                                                14,000           859,740
 * Qualstar Corp.                                                        5,500            25,080
   Quanex Corp.                                                         38,100         2,247,900
 * Quanta Services, Inc.                                               255,600         1,970,676
 * Quantum Corp.                                                        91,700           262,262
 * Quantum Fuel Systems Technologies Worldwide, Inc.                    67,520           419,299
 * Quest Software, Inc.                                                201,277         3,115,768
 * Questcor Pharmaceuticals, Inc.                                       26,800            14,740
 * QuickLogic Corp.                                                     54,600           133,224
 * Quidel Corp.                                                         69,535           448,501
 * Quigley Corp.                                                        24,006           193,968
 * Quiksilver, Inc.                                                    110,900         3,288,185
 * Quinton Cardiology Systems, Inc.                                     29,800           305,450
 * Quipp, Inc.                                                           1,400            18,816
   Quixote Corp.                                                        19,291           404,339
*# Quokka Sports, Inc.                                                   1,128                 9
 * Quovadx, Inc.                                                        62,047           118,510
 * R&B, Inc.                                                             8,400           210,000
 * R.H. Donnelley Corp.                                                 56,100         3,068,670
 * Radiant Systems, Inc.                                                64,344           401,507
 * Radiologix, Inc.                                                     46,500           174,375
 * RadiSys Corp.                                                        41,662           587,018
 * Radyne ComStream, Inc.                                                9,500            69,170
 * RailAmerica, Inc.                                                    80,900         1,035,520
 * Raindance Communictions, Inc.                                        74,896           173,010
   Ralcorp Holdings, Inc.                                               64,200         2,645,040
 * Ramtron International Corp.                                          49,000           180,320
   Range Resources Corp.                                               152,500         3,162,850
 * Rare Hospitality International, Inc.                                 74,550         2,233,518
   Raven Industries, Inc.                                               39,810           854,721
 * Rayovac Corp.                                                        76,100         2,258,648
   Raytech Corp.                                                        16,400            30,340
 * RC2 Corp.                                                            44,191         1,382,736
 * RCM Technologies, Inc.                                               10,500            53,550
*# RCN Corp.                                                            82,600             6,112
 * Reading International, Inc. Class A                                  18,149           152,633
 * Reading International, Inc. Class B                                   1,060             8,745
 * RealNetworks , Inc.                                                 372,900         2,349,270
 * Redback Networks, Inc.                                               56,711           272,213
 * Redhook Ale Brewery, Inc.                                             9,300            32,550
   Redwood Empire Bancorp                                                5,250           150,098
   Regal-Beloit Corp.                                                   53,804         1,517,811
 * Regeneration Technologies, Inc.                                      58,540           544,422
 * Regeneron Pharmaceuticals, Inc.                                     116,437         1,073,549
 * Regent Communications, Inc.                                          98,413           561,938
 * Register.com, Inc.                                                   44,100           256,662
 * RehabCare Group, Inc.                                                35,800           942,256
 * Reliability, Inc.                                                     6,300             4,977
   Reliance Steel & Aluminum Co.                                        71,557         2,855,840
 # Reliv International, Inc.                                            34,532           282,126
*# Relm Wireless Corp.                                                   7,600   $        15,580
 * Remec, Inc.                                                         135,250           815,558
 * RemedyTemp, Inc.                                                     15,100           166,402
 * Remington Oil & Gas Corp.                                            60,600         1,754,370
 * Remote Dynamics, Inc.                                                   276               235
   Renaissance Learning, Inc.                                           68,415         1,317,673
 * Rentrak Corp.                                                        21,600           211,680
 * Rent-Way, Inc.                                                       57,700           489,296
 * Repligen Corp.                                                       66,100           159,962
 * Reptron Electronics, Inc.                                               343             2,521
   Republic Bancorp, Inc.                                              154,971         2,408,254
   Republic Bancorp, Inc. Class A                                       15,225           422,494
 * Republic First Bancorp, Inc.                                          6,967           106,595
 * Res-Care, Inc.                                                       37,785           566,775
 * ResMed, Inc.                                                         41,300         2,067,478
   Resource America, Inc.                                               38,451         1,131,613
 * Resources Connection, Inc.                                           51,368         2,330,052
 * Restoration Hardware, Inc.                                           72,300           368,007
 * Retail Ventures, Inc.                                                74,500           546,085
 * Retek, Inc.                                                         122,429           746,817
 * Revlon, Inc.                                                        745,500         1,573,005
 * Rewards Network, Inc.                                                55,800           351,540
 * Rex Stores Corp.                                                     22,700           399,520
 * Rexhall Industries, Inc.                                              3,542             1,523
 * RF Micro Devices, Inc.                                              258,727         1,800,740
 * RF Monolithics, Inc.                                                 17,000           160,140
   RGC Resources, Inc.                                                   3,564            86,249
 * Rhythms NetConnections, Inc.                                          3,800                 0
   Richardson Electronics, Ltd.                                         31,125           347,044
 * Rigel Pharmaceuticals, Inc.                                           2,222            55,594
   Riggs National Corp.                                                 51,399         1,034,148
 * Rimage Corp.                                                          8,600           130,806
*# Rita Medical Systems, Inc.                                           79,321           243,515
 * Riverside Group, Inc.                                                   700                 6
   Riverview Bancorp, Inc.                                               4,500            96,935
 * Riviera Holdings Corp.                                                3,600            97,200
   RLI Corp.                                                            55,600         2,315,740
 * Roadhouse Grill, Inc.                                                 8,540             1,281
   Roanoke Electric Steel Corp.                                          9,900           178,101
   Robbins & Myers, Inc.                                                31,600           762,824
*# Robotic Vision Systems, Inc.                                          3,480             1,601
 * Rochester Medical Corp.                                               5,300            47,700
   Rock of Ages Corp.                                                    4,400            32,608
 * Rockford Corp.                                                       14,600            31,974
   Rock-Tenn Co. Class A                                                78,400         1,265,376
 # Rocky Mountain Chocolate Factory, Inc.                                4,015            57,736
 * Rocky Shoes & Boots, Inc.                                             4,500            93,600
 * Rofin-Sinar Technologies, Inc.                                       32,800         1,279,200
 * Rogers Corp.                                                         36,800         1,746,160
   Rollins, Inc.                                                       100,500         2,467,275
 * Roxio, Inc.                                                           1,629            15,247
   Royal Bancshares of Pennsylvania, Inc. Class A                        4,430           128,470
   Royal Gold, Inc.                                                     45,135           799,792
 * Royale Energy, Inc.                                                   4,509            34,584
   RPC, Inc.                                                            28,600           779,350
 * RSA Security, Inc.                                                  140,000         2,961,000
 * RTI International Metals, Inc.                                       46,700         1,006,385
 * RTW, Inc.                                                             5,150            47,020
 * Rubio's Restaurants, Inc.                                            20,095           266,862

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Ruddick Corp.                                                       102,800   $     2,242,068
 * Rudolph Technologies, Inc.                                           36,900           590,400
 * Rural Cellular Corp. Class A                                          2,800            13,664
 * Rural/Metro Corp.                                                    14,000            48,300
 * Rush Enterprises, Inc. Class A                                        7,000           106,260
 * Rush Enterprises, Inc. Class B                                        7,000           112,840
   Russ Berrie & Co., Inc.                                              45,500         1,034,670
   Russell Corp.                                                        71,800         1,316,812
 * Ryan's Restaurant Group, Inc.                                        89,200         1,362,084
   Ryerson Tull, Inc.                                                   54,900           888,282
 * S&K Famous Brands, Inc.                                               2,100            33,642
   S&T Bancorp, Inc.                                                    57,981         2,128,483
 * S1 Corp.                                                            154,406         1,446,784
 * Saba Software, Inc.                                                  29,577           125,111
 * Safeguard Scientifics, Inc.                                         206,800           415,668
 * SafeNet, Inc.                                                        51,704         1,843,765
 * Safety Components International, Inc.                                   118             1,652
 * Saga Communications, Inc. Class A                                    40,525           688,520
 * Salem Communications Corp.                                           44,069         1,082,335
*# Salton, Inc.                                                         25,000           152,750
 * San Filippo (John B.) & Son, Inc.                                    17,893           397,225
   Sanders Morris Harris Group, Inc.                                    38,039           580,095
   Sanderson Farms, Inc.                                                43,900         1,635,275
 * Sands Regent Casino Hotel                                             2,000            23,900
   Sandy Spring Bancorp, Inc.                                           31,164         1,131,876
 * Sangamo BioSciences, Inc.                                            54,897           256,369
 * Sapient Corp.                                                       270,394         2,138,817
 * SatCon Technology Corp.                                              52,200           105,966
   Saucony, Inc. Class A                                                 2,700            66,690
   Saucony, Inc. Class B                                                 3,500            86,240
   Sauer-Danfoss, Inc.                                                  49,600           985,056
 * Savient Pharmaceuticals, Inc.                                        76,600           168,520
 * Saxon Capital, Inc.                                                  17,400           394,980
 * SBA Communications Corp.                                            101,800           977,280
 * SBE, Inc.                                                             3,500            11,585
 * SBS Technologies, Inc.                                               33,930           443,126
 * ScanSoft, Inc.                                                      225,660           823,659
 * ScanSource, Inc.                                                     27,800         1,798,660
   Schawk, Inc.                                                         22,200           376,956
 * Scheid Vineyards, Inc.                                                2,200            12,562
*# Schick Technologies, Inc.                                             9,000           115,200
 * Schieb (Earl), Inc.                                                   2,200             6,490
 * Schlotzsky's, Inc.                                                    7,200               270
 * Schmitt Industries, Inc.                                              2,466            18,865
   Schnitzer Steel Industries, Inc. Class A                             62,351         2,352,503
 * Scholastic Corp.                                                     82,462         2,716,298
 * Schuff International, Inc.                                            7,000            19,320
   Schulman (A.), Inc.                                                  65,979         1,415,250
   Schweitzer-Maudoit International, Inc.                               32,400         1,119,744
 * Sciclone Pharmaceuticals, Inc.                                       97,969           399,714
 * Scientific Games Corp.                                              116,381         2,781,506
 * Scientific Learning Corp.                                             4,400            23,760
 * Scientific Technologies, Inc.                                         6,700            34,103
 * SCM Microsystems, Inc.                                               30,763           104,902
   SCP Pool Corp.                                                       85,050         2,681,627
   SCPIE Holdings, Inc.                                                  9,300            92,907
 * SCS Transportation, Inc.                                             32,654           690,632
   Seaboard Corp.                                                        1,400         1,050,000
 * Seabulk International, Inc.                                          46,800           557,856
 * Seachange International, Inc.                                        60,700         1,036,756
   Seacoast Banking Corp. of Florida                                    33,228   $       731,681
 * SEACOR Holdings, Inc.                                                41,800         2,319,900
 * Seattle Genetics, Inc.                                               91,734           626,543
 * Secom General Corp.                                                     140               172
 * Secure Computing Corp.                                               64,074           667,651
 * SED International Holdings, Inc.                                        825               763
 * SeeBeyond Technology Corp.                                          184,633           583,440
 * SEEC, Inc.                                                              100                23
 * Segue Software, Inc.                                                  9,500            46,265
 * Selas Corp. of America                                                4,750             9,880
*# Select Comfort Corp.                                                 79,100         1,541,659
   Select Medical Corp.                                                202,700         3,537,115
 * Selectica, Inc.                                                      71,960           277,046
   Selective Insurance Group, Inc.                                      61,179         2,740,207
   SEMCO Energy, Inc.                                                   62,300           301,532
 * Semitool, Inc.                                                       62,960           564,122
 * Semtech Corp.                                                        85,616         1,752,560
 * SEMX Corp.                                                              900               113
 * Seneca Foods Corp. Class A                                              200             3,725
 * Seneca Foods Corp. Class B                                            1,300            24,239
 * Senesco Technologies, Inc.                                            6,300            20,475
 # Sensient Technologies Corp.                                         103,100         2,376,455
 * Sequa Corp. Class A                                                   6,900           411,930
 * Sequa Corp. Class B                                                   2,600           156,650
 * Sequenom, Inc.                                                       63,500            56,515
 * SeraCare Life Sciences, Inc.                                          4,080            46,516
*# Serena Software, Inc.                                                95,890         1,999,307
 * Serologicals Corp.                                                   54,950         1,282,533
 * Service Corp. International                                         243,900         1,721,934
 * ServiceWare Technologies, Inc.                                        2,900             1,363
 * Servotronics, Inc.                                                    1,100             4,675
 * SFBC International, Inc.                                             33,996         1,320,065
 * Shared Technologies Cellular, Inc.                                   10,100                20
 * Sharper Image Corp.                                                  34,000           651,440
*# Shaw Group, Inc.                                                    140,287         2,066,428
 * Shiloh Industries, Inc.                                              33,066           429,197
 * Shoe Carnival, Inc.                                                  27,579           359,630
 * Shoe Pavilion, Inc.                                                   6,200            16,864
 * Sholodge, Inc.                                                        5,100            23,307
 * ShopKo Stores, Inc.                                                  65,800         1,176,504
*# Shuffle Master, Inc.                                                 50,987         2,346,932
 * Siebert Financial Corp.                                              22,300            69,108
   Sierra Bancorp                                                        1,700            35,700
 * Sierra Health Services, Inc.                                         58,036         3,228,543
*# Sierra Pacific Resources                                            258,100         2,645,525
 * SIFCO Industries, Inc.                                                5,400            22,680
 * Sigma Designs, Inc.                                                  45,800           413,574
 * Sigmatron International, Inc.                                         2,200            29,898
   Silgan Holdings, Inc.                                                40,413         2,194,426
*# Silicon Graphics, Inc.                                              348,800           561,568
 * Silicon Image, Inc.                                                 165,389         2,778,535
 * Silicon Storage Technology, Inc.                                    211,200         1,469,952
*# Silicon Valley Bancshares                                            71,258         2,991,411
 * Siliconix, Inc.                                                      65,324         2,416,335
 * Simclar, Inc.                                                         6,500            28,600
   Simmons First National Corp. Class A                                 31,627           917,183
 * SimpleTech, Inc.                                                    105,557           524,618
   Simpson Manufacturing Co., Inc.                                      87,400         2,936,640
   Sinclair Broadcast Group, Inc. Class A                              100,100           721,721

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Sipex Corp.                                                          74,246   $       408,353
 * Sirenza Microdevices, Inc.                                           76,511           388,676
*# Sirna Therapeutics, Inc.                                             82,075           253,612
 * Sitel Corp.                                                         137,600           305,472
 * Six Flags, Inc.                                                     212,505         1,032,774
   SJW Corp.                                                             9,000           346,950
 * Skechers U.S.A., Inc. Class A                                        46,400           538,704
   Skyline Corp.                                                         8,300           343,205
   Skywest, Inc.                                                       126,096         2,399,607
 * Skyworks Solutions, Inc.                                            290,417         2,883,841
 * SL Industries, Inc.                                                   5,900            82,069
 * SM&A                                                                 44,600           359,922
 * Smart & Final Food, Inc.                                             66,400           961,472
 * SmartDisk Corp.                                                         100                29
 * Smith & Wollensky Restaurant Group, Inc.                             13,400            62,176
   Smith (A.O.) Corp.                                                   48,200         1,448,410
   Smith (A.O.) Corp. Convertible Class A                                3,750           112,688
 * Smith Micro Software, Inc.                                           21,400           150,014
 * Smithway Motor Xpress Corp. Class A                                   4,000            29,000
 * Sola International, Inc.                                             70,000         1,512,000
 * Somera Communications, Inc.                                          59,150            65,657
   Sonic Automotive, Inc.                                               64,400         1,599,052
 * Sonic Corp.                                                         113,237         3,303,123
*# Sonic Foundry, Inc.                                                  42,300            75,294
 * Sonic Innovations, Inc.                                              43,200           175,824
 * Sonic Solutions, Inc.                                                50,600           976,580
 * SonicWALL, Inc.                                                     148,400           912,660
 * SonoSite, Inc.                                                       32,445           968,483
 * Sonus Networks, Inc.                                                 54,057           357,317
 * Sonus Pharmaceuticals, Inc.                                          46,400           141,984
 * Sotheby's Holdings, Inc. Class A                                    104,300         1,635,424
   Sound Federal Bancorp, Inc.                                          27,084           411,704
 * Source Interlink Companies, Inc.                                     50,600           660,330
 * Source Media, Inc.                                                   27,400               219
 * SOURCECORP, Inc.                                                     34,502           573,768
   South Jersey Industries, Inc.                                        30,364         1,561,013
   Southern Banc Co., Inc.                                                 200             3,500
 * Southern Energy Homes, Inc.                                          13,825            63,872
 * Southern Union Co.                                                   77,303         1,895,487
   Southside Banchares, Inc.                                               331             8,308
 * Southwall Technologies, Inc.                                         14,200            15,904
   Southwest Bancorp, Inc.                                              11,400           306,090
   Southwest Bancorporation of Texas, Inc.                             109,400         2,675,924
   Southwest Gas Corp.                                                  77,600         1,971,040
   Southwest Water Co.                                                  35,740           486,421
 * Southwestern Energy Co.                                              19,301         1,059,625
 * Spacehab, Inc.                                                       25,166            57,882
   Span-American Medical System, Inc.                                    2,400            27,600
 * Spanish Broadcasting System, Inc.                                    87,200           932,168
 * SPAR Group, Inc.                                                      2,900             4,405
   Spartan Motors, Inc.                                                 27,045           321,322
 * Spartan Stores, Inc.                                                 38,375           199,550
   Spartech Corp.                                                       70,700         1,976,065
 * Sparton Corp.                                                         8,334            81,015
 * Specialty Laboratories, Inc.                                         50,300           552,294
   SpectraLink Corp.                                                    41,800           612,370
 * Spectranetics Corp.                                                  55,582           270,129
 * Spectrum Control, Inc.                                               13,000   $        96,980
 * Spectrum Pharmaceuticals, Inc.                                        2,700            15,201
 * SpectRx, Inc.                                                         8,900             6,675
   Speedway Motorsports, Inc.                                           67,390         2,475,909
 * Spescom Software, Inc.                                                1,202               445
 * Spherion Corp.                                                      133,120         1,048,986
 * Spherix, Inc.                                                        12,100            35,453
 * Spinnaker Exploration Co.                                            74,590         2,705,379
 * Spire Corp.                                                           6,700            29,480
 * Sport Chalet, Inc.                                                    2,700            35,103
 * Sport Supply Group, Inc.                                              8,900            18,245
 * Sport-Haley, Inc.                                                     2,700            12,434
 * SportsLine.com, Inc.                                                 33,400            57,782
 * Sportsman's Guide, Inc.                                              10,389           252,245
 * SPSS, Inc.                                                           27,637           441,916
 * SRA International, Inc.                                              35,100         2,037,204
 * SRI/Surgical Express, Inc.                                            6,100            31,842
 * SRS Labs, Inc.                                                       31,745           206,343
   SS&C Technologies, Inc.                                              49,850         1,116,142
   St. Mary Land & Exploration Co.                                      65,300         2,807,247
 * Staar Surgical Co.                                                   45,200           268,036
 * Stage Stores, Inc.                                                   38,372         1,572,868
 * Stamps.com, Inc.                                                     49,723           769,215
*# Standard Automotive Corp.                                             4,400                 0
   Standard Commercial Corp.                                            29,029           546,326
 * Standard Management Corp.                                             7,600            27,360
 * Standard Microsystems Corp.                                          40,572           997,260
   Standard Motor Products, Inc.                                        42,900           668,811
   Standard Register Co.                                                52,500           690,900
   Standex International Corp.                                          26,500           738,025
   Stanley Furniture, Inc.                                               6,700           308,200
   Star Buffet, Inc.                                                     2,800            16,576
*# Star Scientific, Inc.                                               141,895           935,088
 * Starbiz Restrictive Shares                                                2                 0
 * Starcraft Corp.                                                       2,756            39,549
   Starrett (L.S.) Co. Class A                                           4,800            95,424
   StarTek, Inc.                                                        31,800           914,568
   State Auto Financial Corp.                                           87,312         2,339,962
   State Financial Services Corp. Class A                                7,800           230,100
*# STATS ChipPAC, Ltd.                                                 134,937           757,132
 * Steak n Shake Co.                                                    60,418         1,124,983
   Steel Dynamics, Inc.                                                 73,158         2,965,094
   Steel Technologies, Inc.                                             27,250           797,880
 * SteelCloud, Inc.                                                     12,100            24,079
 * Stein Mart, Inc.                                                     93,516         1,555,171
 * Steinway Musical Instruments, Inc.                                   16,500           466,455
 * Stellent, Inc.                                                       58,100           456,085
*# StemCells, Inc.                                                       2,600             7,930
   Stepan Co.                                                            8,400           213,948
   Stephan Co.                                                           3,500            14,210
   Sterling Bancorp                                                     33,376         1,073,706
   Sterling Bancshares, Inc.                                            98,799         1,440,489
 * Sterling Construction Co., Inc.                                       8,500            40,800
 * Sterling Financial Corp.                                             49,070         1,960,347
   Stewart & Stevenson Services, Inc.                                   63,302         1,266,040
 * Stewart Enterprises, Inc.                                           229,470         1,702,667
   Stewart Information Services Corp.                                   39,800         1,737,270
 * Stifel Financial Corp.                                               20,900           502,645
 * Stillwater Mining Co.                                               198,600         2,355,396
 * Stone Energy Corp.                                                   58,563         2,809,853

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Stonepath Group, Inc.                                                69,400   $        53,438
 * Stoneridge, Inc.                                                     50,100           762,021
 * StorageNetworks, Inc. Escrow Shares                                  60,800             1,648
 * Stratagene Corp.                                                      4,926            33,787
 * Stratasys, Inc.                                                      22,600           729,980
 * Strategic Diagnostics, Inc.                                          42,300           107,019
 * Strategic Distribution, Inc.                                          3,029            34,379
 * Stratex Networks, Inc.                                              168,568           347,250
 * Stratos International, Inc.                                          27,936           113,420
 * Strattec Security Corp.                                               4,100           258,300
 * Stratus Properties, Inc.                                              7,050           104,622
   Strayer Education, Inc.                                               8,300           892,084
   Stride Rite Corp.                                                    80,900           890,709
   Sturm Ruger & Co., Inc.                                              59,200           537,536
 * Suburban Lodges of America, Inc. Escrow Shares                       18,500                 0
   Suffolk BanCorp                                                       8,600           285,348
   Summa Industries, Inc.                                                5,200            47,216
   Summit Bancshares, Inc.                                               2,000            68,100
   Summit Bank Corp.                                                     2,520            43,042
 * SumTotal Systems, Inc.                                               28,067           154,088
 * Sun Bancorp, Inc.                                                    37,368           928,595
 * Sun Healthcare Group, Inc.                                           30,992           232,440
   Sun Hydraulics, Inc.                                                  4,900            70,021
 * Sunair Electronics, Inc.                                              3,000            19,110
 * Suncoast Naturals, Inc.                                                 950               181
 * Sundance Homes, Inc.                                                  1,500                 5
 * SunLink Health Systems, Inc.                                          1,048             5,502
*# Sunrise Senior Living, Inc.                                          45,265         1,944,132
   Sunrise Telecom, Inc.                                                 3,700             9,805
 * Suntron Corp.                                                         5,265            17,375
 * Superconductor Technologies, Inc.                                    71,840            60,346
*# SuperGen, Inc.                                                       99,590           719,040
 * Superior Consultant Holdings Corp.                                   10,700            70,192
 * Superior Energy Services, Inc.                                      171,800         2,522,024
 # Superior Industries International, Inc.                              58,400         1,649,800
   Superior Uniform Group, Inc.                                          7,000            97,440
 * Supertex, Inc.                                                       28,400           617,700
 * SupportSoft, Inc.                                                    93,500           474,980
   Supreme Industries, Inc.                                             11,408            69,817
 * SureBeam Corp. Class A                                                2,142                18
   SureWest Communications                                              31,112           885,759
*# SurModics, Inc.                                                      38,492         1,158,609
   Susquehanna Bancshares, Inc.                                        101,591         2,641,366
 * Swift Energy Corp.                                                   61,500         1,865,910
 * Swift Transportation Co., Inc.                                        6,343           123,625
 * Swisher International, Inc.                                             700             1,540
   SWS Group, Inc.                                                      34,518           728,675
 * Sybase, Inc.                                                        190,100         3,275,423
 * Sybron Dental Specialties, Inc.                                      85,600         2,939,504
 * Sycamore Networks, Inc.                                             348,888         1,308,330
 * Sykes Enterprises, Inc.                                              84,828           572,589
 * Symmetricom, Inc.                                                    99,367         1,073,164
 * Syms Corp.                                                           28,200           349,398
 * Symyx Technologies                                                   70,600         2,226,018
 * Synalloy Corp.                                                        5,900            57,525
*# Synaptics, Inc.                                                      55,320         2,124,288
 * Synovis Life Technologies, Inc.                                      24,600           291,510
 * Synplicity, Inc.                                                     55,675           312,894
   Syntel, Inc.                                                         88,385         1,730,578
 * Synthetech, Inc.                                                     16,400            17,056
 * Syntroleum Corp.                                                    100,526   $       696,645
   Sypris Solutions, Inc.                                               38,347           623,906
 * Systemax, Inc.                                                       47,500           327,750
 * T-3 Energy Services, Inc.                                             1,250             8,363
*# Tag-It Pacific, Inc.                                                 18,200            81,900
 * Taitron Components, Inc.                                              5,000            12,450
*# Take-Two Interactive Software, Inc.                                  50,900         1,778,955
 * TALK America Holdings, Inc.                                          58,409           369,145
   TALX Corp.                                                           30,238           888,997
   Tandy Brand Accessories, Inc.                                         5,900            84,305
 * Tanox, Inc.                                                          96,754         1,340,043
 * Tarantella, Inc.                                                      3,300             4,257
 * Tarrant Apparel Group                                                32,800            61,008
   Tasty Baking Co.                                                     17,400           145,638
   TB Wood's Corp.                                                       7,600            41,192
 * TBC Corp.                                                            48,950         1,305,497
 * Team, Inc.                                                            7,600           129,048
 * TeamStaff, Inc.                                                      20,200            40,198
   Tech/Ops Sevcon, Inc.                                                 3,100            18,538
   Teche Holding Co.                                                       700            28,613
 * Techne Corp.                                                         45,700         1,697,755
 * Technical Communications Corp.                                          400             2,660
   Technical Olympic USA, Inc.                                          48,292         1,180,739
 * Technitrol, Inc.                                                     88,600         1,528,350
   Technology Research Corp.                                            12,050            84,350
 * Technology Solutions Corp.                                           35,500            33,370
 * TechTeam Global, Inc.                                                20,000           188,000
   Tecumseh Products Co. Class A                                        29,000         1,327,910
 * Tegal Corp.                                                           5,000             6,550
 * Tejon Ranch Co.                                                      13,900           549,745
 * Tekelec                                                             132,600         3,104,166
 * TeleCommunication Systems, Inc.                                      53,600           162,944
 * Teledyne Technologies, Inc.                                          70,600         2,096,820
 * Teleglobe International Holdings, Ltd.                               11,300            38,759
 * TeleTech Holdings, Inc.                                             163,900         1,601,303
 * Telik, Inc.                                                          96,100         1,836,471
 * Telkonet, Inc.                                                        7,600            34,428
 * Telular Corp.                                                        28,300           180,271
 * TenFold Corp.                                                         4,500             4,635
   Tennant Co.                                                          19,700           788,000
 * Tenneco Automotive, Inc.                                             92,400         1,432,200
 * Terayon Communication Systems, Inc.                                 123,500           245,765
 * Terex Corp.                                                          50,721         2,325,051
 * Terra Industries, Inc.                                              170,900         1,401,380
 * Tesoro Petroleum Corp.                                               97,100         3,215,952
 * Tessco Technologies, Inc.                                             4,500            59,850
 * Tetra Tech, Inc.                                                    123,696         1,885,127
 * Tetra Technologies, Inc.                                             49,000         1,489,600
   Texas Industries, Inc.                                               47,700         2,862,000
   Texas Regional Banchshares, Inc. Class A                             75,960         2,701,138
   Texas United Bancshares, Inc.                                           100             1,875
   TF Financial Corp.                                                    2,600            84,201
 * Thackeray Corp.                                                       4,100             3,895
 * The Banc Corp.                                                       34,700           272,742
 * The Children's Place Retail Stores, Inc.                             61,900         1,959,754
 * The Dress Barn, Inc.                                                 68,204         1,171,063
 * The Geo Group, Inc.                                                  25,000           576,250
 * The Lamson & Sessions Co.                                            31,800           287,790

                                                                        SHARES            VALUE+
                                                                        ------            ------
   The Manitowoc Co., Inc.                                              61,750   $     2,306,363
   The Marcus Corp.                                                     47,800         1,092,230
 * The Medicines Co.                                                   109,392         2,728,236
 * The Mens Warehouse, Inc.                                             82,400         2,607,960
 * The Mosaic Co.                                                      138,058         2,399,448
 # The Phoenix Companies, Inc.                                         208,400         2,542,480
 * The Rowe Companies                                                   13,100            66,155
 * The Sports Authority, Inc.                                           56,306         1,605,284
 * The Sports Club Co., Inc.                                            20,100            33,969
   The Topps Co., Inc.                                                  88,848           885,815
 * The Washtenaw Group, Inc.                                             1,500             2,385
 * Theragenics Corp.                                                    65,200           273,840
 * Therma-Wave, Inc.                                                    78,789           252,125
 * Thermwood Corp.                                                         200               166
 * TheStreet.com, Inc.                                                  54,235           235,922
 * Third Wave Technologies, Inc.                                        88,144           710,441
 * Thomas & Betts Corp.                                                 91,000         2,879,240
 * Thomas Group, Inc.                                                    4,000             4,800
   Thomas Industries, Inc.                                              38,150         1,494,717
 * Thoratec Corp.                                                      111,843         1,118,430
 * THQ, Inc.                                                            86,100         1,847,706
 * Three-Five Systems, Inc.                                             43,099            83,612
 * TIBCO Software, Inc.                                                 66,652           766,498
 * Tickets.com, Inc.                                                     1,600             1,200
 * Tier Technologies, Inc. Class B                                      41,400           365,562
   TierOne Corp.                                                        39,453           978,829
 * TII Network Technologies, Inc.                                       11,260            16,440
   Timberland Bancorp, Inc.                                              3,900            95,550
 * Timco Aviation Services, Inc.                                         2,749               990
 * Time Warner Telecom, Inc.                                           100,387           380,467
 * Tipperary Corp.                                                      17,900            84,309
 * Titan Corp.                                                         185,600         2,990,016
 # Titan International, Inc.                                            19,600           244,608
 * Titan Pharmaceuticals, Inc.                                          70,700           176,750
 * Titanium Metals Corp.                                                15,850           364,392
*# TiVo, Inc.                                                          175,826           828,140
 * TL Administration Corp.                                                 200                 4
 * TLC Vision Corp.                                                     33,060           385,480
   Todd Shipyards Corp.                                                  6,300           107,919
 * Todhunter International, Inc.                                         4,600            54,832
 * Tofutti Brands, Inc.                                                  6,900            21,390
 * Tollgrade Communications, Inc.                                       27,991           299,224
   Tompkins County Trustco, Inc.                                           363            19,130
 * Too, Inc.                                                            75,900         1,927,860
 * Torch Offshore, Inc.                                                 23,300            46,111
 * Toreador Resources Corp.                                              4,900            75,607
 # Toro Co.                                                             39,200         2,842,000
 * Total Entertainment Restaurant Corp.                                 21,861           219,484
*# Tower Automotive, Inc.                                              128,000           230,400
   Track Data Corp.                                                      3,400             2,822
 * Tractor Supply Co.                                                   84,193         2,670,602
 * Tradestation Group, Inc.                                             91,800           681,156
   Traffix, Inc.                                                        29,800           195,190
 * Trailer Bridge, Inc.                                                  9,800            63,700
 * Trammell Crow Co.                                                    82,300         1,407,330
 * Trans World Entertainment Corp.                                      74,900           844,872
 * Transact Technologies, Inc.                                           8,550           191,093
 * Transaction Systems Architects, Inc.                                 82,439         1,691,648
 * Transcat, Inc.                                                        6,100            18,300
 * Transgenomic, Inc.                                                   21,900            26,718
 * Trans-Industries, Inc.                                                1,400             3,654
 * Transkaryotic Therapies, Inc.                                        76,418   $     1,743,095
*# Transmeta Corp.                                                     264,600           447,174
 * TransMontaigne, Inc.                                                 87,500           475,125
 * Transport Corp. of America                                            5,200            38,272
 * Transpro, Inc.                                                       16,100            97,969
 * Transtechnology Corp.                                                 6,200            46,810
 * Transwitch Corp.                                                     40,600            49,532
 * Travis Boats & Motors, Inc.                                           2,900             1,117
 * TRC Companies, Inc.                                                  29,400           524,496
   Tredegar Industries, Inc.                                            84,891         1,581,519
*# Trenwick Group, Ltd.                                                 11,975               144
*# Trestle Holdings, Inc.                                                  450               731
 * Trex Co., Inc.                                                       32,600         1,530,570
 * Triad Guaranty, Inc.                                                 32,014         1,920,840
   Triarc Companies, Inc. Class A                                       50,900           659,155
   Triarc Companies, Inc. Class B                                       49,000           624,750
   Trico Bancshares                                                      9,900           237,105
*# Trico Marine Services, Inc.                                          55,100            19,285
 * Trident Microsystems, Inc.                                           50,500           787,800
 * Trimble Navigation, Ltd.                                             91,185         2,878,710
 * Trimedyne, Inc.                                                       4,300             2,580
 * Trimeris, Inc.                                                       48,078           596,648
   Trinity Industries, Inc.                                             88,000         3,110,800
 * Trio-Tech International                                                 400             1,848
 * TriPath Imaging, Inc.                                                83,652           600,621
 * Tripath Technology, Inc.                                             68,751            58,438
 * Tripos, Inc.                                                         10,620            55,118
 * Triquint Semiconductor, Inc.                                        272,497         1,179,912
 * Triton PCS Holdings, Inc.                                           136,900           342,250
 * Triumph Group, Inc.                                                  34,902         1,415,625
*# Tri-Valley Corp.                                                     10,800            73,548
 * TriZetto Group, Inc.                                                103,201           730,663
 * TRM Corp.                                                             7,000           131,390
*# Tropical Sportswear International Corp.                              19,875            28,024
 * Troy Group, Inc.                                                     13,800            40,158
 * Trump Hotels & Casino Resorts, Inc.                                  29,600            24,568
   TrustCo Bank Corp. NY                                               163,455         2,304,716
   TSR, Inc.                                                             4,400            30,668
 * TTM Technologies, Inc.                                               89,700           931,086
 * Tuesday Morning Corp.                                                86,241         2,888,211
 * Tufco Technologies, Inc.                                              4,500            34,875
 * Tumbleweed Communications Corp.                                     105,295           368,533
   Tupperware Corp.                                                    128,800         2,411,136
 * TurboChef Technologies, Inc.                                         20,500           130,175
 * Tut Systems, Inc.                                                    51,200           202,240
 * Tweeter Home Entertainment Group, Inc.                               51,800           332,038
   Twin Disc, Inc.                                                       2,800            70,308
 * Tyler Technologies, Inc.                                             90,800           711,872
*# U.S. Aggregates, Inc.                                                 1,600                 4
 * U.S. Concrete, Inc.                                                  60,700           441,289
 * U.S. Energy Corp. Wyoming                                            11,500            34,385
 * U.S. Physical Therapy, Inc.                                          28,972           449,066
 * U.S. Xpress Enterprises, Inc. Class A                                10,823           281,398
 * UbiquiTel, Inc.                                                     204,190         1,327,235
*# UFP Technologies, Inc.                                                3,800            13,224
   UICI                                                                 97,400         3,253,160
   UIL Holdings Corp.                                                   32,000         1,710,720
 * Ulticom, Inc.                                                        92,830         1,666,299
*# Ultimate Electronics, Inc.                                           31,258            95,649

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Ultimate Software Group, Inc.                                        48,347   $       617,391
 * Ultradata Systems, Inc.                                               2,000               900
 * Ultralife Batteries, Inc.                                            13,100           197,024
 * Ultratech, Inc.                                                      52,400           902,852
   UMB Financial Corp.                                                  47,465         2,658,515
   Umpqua Holdings Corp.                                                96,760         2,474,153
*# Unapix Entertainment, Inc.                                            6,100                25
 * Unico American Corp.                                                  5,500            41,085
 * Unifi, Inc.                                                         114,634           426,438
   Unifirst Corp.                                                       20,450           565,238
   Union Bankshares Corp.                                                  170             6,377
   Union Community Bancorp                                               2,300            43,528
   Unisource Energy Corp.                                               67,080         1,636,081
 * Unit Corp.                                                           67,400         2,670,388
   United Auto Group, Inc.                                             101,800         2,903,336
   United Bankshares, Inc.                                              47,960         1,835,429
   United Community Banks, Inc.                                         78,918         2,261,790
   United Community Financial Corp.                                     65,672           754,571
   United Financial Corp.                                                  660            16,236
 * United Financial Mortgage Corp.                                      10,400            47,320
   United Fire & Casualty Co.                                            6,200           412,920
   United Industrial Corp.                                              28,600         1,115,400
 * United Natural Foods, Inc.                                           88,302         2,483,935
 * United Online, Inc.                                                 132,703         1,415,941
 * United PanAm Financial Corp.                                            600            11,910
 * United Rentals, Inc.                                                171,100         3,057,557
 * United Retail Group, Inc.                                            22,866            94,894
 # United Security Bancshares                                            2,000            49,780
 * United Stationers, Inc.                                              60,900         2,915,892
 * United Surgical Partners International, Inc.                         62,302         2,459,060
 * United Therapeutics Corp.                                            47,154         2,075,248
   United-Guardian, Inc.                                                 1,900            14,725
   Unitil Corp.                                                          4,700           131,647
   Unity Bancorp, Inc.                                                   5,733            69,083
 * Universal Access Global Holdings, Inc.                                  435                57
 * Universal American Financial Corp.                                  120,600         1,610,010
 * Universal Compression Holdings, Inc.                                 69,249         2,582,988
   Universal Corp.                                                      55,300         2,692,004
 * Universal Display Corp.                                              63,248           616,668
 * Universal Electronics, Inc.                                          29,700           542,025
   Universal Forest Products, Inc.                                      38,783         1,673,874
 * Universal Stainless & Alloy Products, Inc.                            6,000            88,320
   Unizan Financial Corp.                                               33,197           855,819
 * Unova, Inc.                                                         133,900         2,967,224
 * UQM Technologies, Inc.                                               41,100            86,721
 * Urologix, Inc.                                                       31,342           223,155
 * URS Corp.                                                            95,313         2,863,203
*# US Airways Group, Inc. Class A                                       46,800            51,948
*# US LEC Corp.                                                         69,136           232,988
 * USA Mobility, Inc.                                                   42,300         1,538,028
 * USA Truck, Inc.                                                       9,300           115,227
*# USANA Health Services, Inc.                                          41,200         1,224,052
   USB Holding Co., Inc.                                                17,953           501,633
*# USDATA Corp.                                                          2,820               113
   USEC, Inc.                                                          185,431         1,952,588
   USF Corp.                                                            61,137         2,260,235
   Utah Medical Products, Inc.                                           5,000           108,750
*# V.I. Technologies, Inc.                                              57,100            38,257
 * VA Software Corp.                                                   109,000   $       269,230
 # Vail Banks, Inc.                                                      1,300            16,926
 * Vail Resorts, Inc.                                                   77,600         1,765,400
*# Valence Technology, Inc.                                             20,900            75,240
   Valhi, Inc.                                                          14,240           220,862
   Valley National Gases, Inc.                                           4,200            53,760
   Valmont Industries, Inc.                                             52,200         1,302,912
 * Valpey Fisher Corp.                                                   1,650             5,610
   Value Line, Inc.                                                      9,900           396,010
 * ValueClick, Inc.                                                    176,200         2,272,980
 * ValueVision Media, Inc. Class A                                      79,947           906,599
 * Varian Semiconductor Equipment Associates, Inc.                      80,100         2,845,152
 * Varian, Inc.                                                         76,300         2,857,435
*# Vascular Solutions, Inc.                                             30,600           317,016
 * Vastera, Inc.                                                        75,179           139,081
*# Vaxgen, Inc.                                                         42,400           664,832
 # Vector Group, Ltd.                                                   91,624         1,502,634
 * Veeco Instruments, Inc.                                              64,700         1,254,533
 * VendingData Corp.                                                     2,100             3,969
 * Ventana Medical Systems, Inc.                                        38,224         2,283,884
 * Ventiv Health, Inc.                                                   2,200            42,592
 * Verilink Corp.                                                       40,558           141,953
 * Veritas DGC, Inc.                                                    73,500         1,719,900
 * Verity, Inc.                                                         82,200         1,126,962
 * Vermont Pure Holdings, Ltd.                                          17,300            30,794
 * Versant Corp.                                                         3,874             2,828
 * Versar, Inc.                                                          8,700            37,845
 * Verso Technologies, Inc.                                             26,319            21,318
 * Vertex Pharmaceuticals, Inc.                                        176,229         1,871,552
 * VerticalBuyer Inc.                                                      920                28
*# Vertrue, Inc.                                                        21,500           746,050
   Vesta Insurance Group, Inc.                                          79,400           298,544
 * Vestin Group, Inc.                                                      200               614
   Viad Corp.                                                           47,800         1,146,722
 * Vialta, Inc.                                                          9,801             1,666
 * Viasat, Inc.                                                         58,891         1,229,055
 * Vical, Inc.                                                          47,255           203,197
 * Vicon Industries, Inc.                                                4,600            26,036
   Vicor Corp.                                                          65,819           715,453
 * Vicuron Pharmaceuticals, Inc.                                       137,550         2,419,505
 # Video Display Corp.                                                   7,200            98,280
 * Viewpoint Corp.                                                     118,316           309,988
 * Vignette Corp.                                                      407,600           517,652
 * Viisage Technology, Inc.                                             94,795           764,996
   Vintage Petroleum, Inc.                                             143,400         3,477,450
 * Virage Logic Corp.                                                   47,227           709,822
 * Virbac Corp.                                                         22,000            77,440
 * Virco Manufacturing Corp.                                            13,269           102,171
 * Virginia Commerce Bancorp, Inc.                                         500            14,250
*# Virologic, Inc.                                                      90,800           190,680
*# ViroPharma, Inc.                                                     57,925           163,928
 * Vision-Sciences, Inc.                                                 5,100            13,515
*# Vista Medical Technologies, Inc.                                      7,500             8,400
   Visteon Corp.                                                       285,400         2,414,484
 * Visual Networks, Inc.                                                31,900           102,718
 * VISX, Inc.                                                          108,900         2,816,154
*# Vital Images, Inc.                                                   25,700           416,083
   Vital Signs, Inc.                                                    27,956         1,045,834
 * VitalWorks, Inc.                                                     95,650           385,470
*# Vitech America, Inc.                                                 14,850                41

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Vitesse Semiconductor, Inc.                                         200,110   $       652,359
 * Vitria Technology, Inc.                                              73,242           253,417
 * Vivus, Inc.                                                          83,664           491,944
 * VL Dissolution Corp.                                                  3,101               465
*# VLPS Lighting Services International, Inc. Escrow Shares              4,800               392
 * Vodavi Technology, Inc.                                               4,300            30,186
 * Volt Information Sciences, Inc.                                      33,000         1,006,500
   Vulcan International Corp.                                              700            31,500
 * Vyyo, Inc.                                                           31,600           229,100
 * W-H Energy Services, Inc.                                            60,500         1,383,030
 * Wabash National Corp.                                                60,200         1,497,174
   Wabtec Corp.                                                        100,200         2,061,114
   Walter Industries, Inc.                                              82,000         2,064,760
*# Warnaco Group, Inc.                                                 101,217         2,011,182
   Warwick Valley Telephone Co.                                            300             6,744
   Washington Banking Co.                                                4,680            82,087
 * Washington Group International, Inc.                                 55,215         2,153,385
   Washington Savings Bank FSB                                           2,400            32,400
   Washington Trust Bancorp, Inc.                                       28,963           852,091
 * Waste Connections, Inc.                                              78,500         2,673,710
   Waste Industries USA, Inc.                                           19,300           221,371
 * WatchGuard Technologies, Inc.                                        71,080           291,428
 * Water Pik Technologies, Inc.                                          8,400           144,480
 * Waterlink, Inc.                                                         100                 0
   Waters Instruments, Inc.                                                300             2,265
   Watsco, Inc. Class A                                                 50,500         1,670,035
   Watsco, Inc. Class B                                                  1,350            44,618
   Watson Wyatt & Co., Holdings                                         71,300         1,900,858
   Watts Water Technologies, Inc.                                       54,900         1,681,587
   Wausau-Mosinee Paper Corp.                                          113,736         2,041,561
 * Waxman Industries, Inc.                                                 600             3,900
   Waypoint Financial Corp.                                             53,226         1,478,086
 * WCI Communities, Inc.                                                97,600         2,500,512
   WD-40 Co.                                                            36,503         1,066,253
 * Webb Interactive Services, Inc.                                       5,300             2,173
 * Webco Industries, Inc.                                                6,000            45,000
 * WebEx Communications, Inc.                                           97,480         2,314,175
 * webMethods, Inc.                                                    116,402           714,708
*# Websense, Inc.                                                       51,200         2,460,672
 * Weider Nutrition International, Inc.                                 10,500            44,520
   Weis Markets, Inc.                                                   59,607         2,288,909
   Wellco Enterprises, Inc.                                              1,000            14,800
   Wellman, Inc.                                                        70,400           724,416
*# Wells-Gardner Electronics Corp.                                       6,101            32,213
   Wesbanco, Inc.                                                       43,261         1,367,480
 * WESCO International, Inc.                                            92,000         2,587,040
   West Bancorporation                                                   6,300           109,242
   West Coast Bancorp                                                   32,829           863,731
 * West Marine, Inc.                                                    45,778         1,057,472
   West Pharmaceutical Services, Inc.                                   67,100         1,568,798
 * Westaff, Inc.                                                        24,300            74,115
   Westamerica Bancorporation                                            2,000           116,320
   Westbank Corp.                                                        4,740            87,311
 * Westcoast Hospitality Corp.                                          12,900            65,403
 * Westell Technologies, Inc.                                          117,980           772,769
 * Western Power & Equipment Corp.                                       3,373             5,565
 * Western Sierra Bancorp                                                1,575            63,000
 * Westmoreland Coal Co.                                                   800            23,720
   Westwood Holdings Group, Inc.                                         6,479           123,619
*# Wet Seal, Inc. Class A                                               45,533            75,585
   Weyco Group, Inc.                                                       300   $        12,102
   WGL Holdings, Inc.                                                   14,000           424,480
 * White Electronics Designs Corp.                                      51,323           343,864
 * Whitehall Jewelers, Inc.                                             30,250           250,470
 * Whiting Petroleum Corp.                                               2,960           100,758
*# WHX Corp.                                                             6,333             4,940
 * Wickes, Inc.                                                          4,400                20
 * Wild Oats Markets, Inc.                                              61,369           439,402
*# William Lyon Homes, Inc.                                             21,600         1,519,560
 * Williams Industries, Inc.                                             1,200             4,200
 * Willis Lease Finance Corp.                                            9,500            84,550
   Willow Grove Bancorp, Inc.                                           21,051           379,550
 * Wilshire Enterprises, Inc.                                            7,107            42,855
 * Wilson Greatbatch Technologies, Inc.                                 49,200           986,460
 * Wilsons The Leather Experts, Inc.                                    84,545           422,725
 * Wind River Systems, Inc.                                            180,973         2,189,773
 * Winmark Corp.                                                         3,800           101,270
 # Winn-Dixie Stores, Inc.                                             312,700         1,250,800
 # Winnebago Industries, Inc.                                           73,900         2,803,027
   Wintrust Financial Corp.                                             46,219         2,765,745
 * Wireless Facilities, Inc.                                           151,851         1,257,326
   Wireless Telecom Group, Inc.                                         37,900           112,184
 * Wireless WebConnect!, Inc.                                            8,900                26
 * Witness Systems, Inc.                                                51,600           773,484
 * WJ Communications, Inc.                                              56,300           190,857
*# WMS Industries, Inc.                                                 66,900         1,989,606
 * Wolverine Tube, Inc.                                                 31,900           338,778
   Wolverine World Wide, Inc.                                           84,100         2,518,795
 * Women First HealthCare, Inc.                                          1,500                 2
   Woodhead Industries, Inc.                                            26,657           401,988
   Woodward Governor Co.                                                24,870         1,811,780
 * World Acceptance Corp.                                               40,600         1,047,074
 * World Access, Inc.                                                    1,672                 2
   World Fuel Services Corp.                                            26,100         1,075,320
   World Wrestling Federation Entertainment, Inc.                       45,900           550,800
*# WorldGate Communications, Inc.                                        6,500            15,600
 * WorldQuest Networks, Inc.                                             1,500             4,485
 * Worldwide Restaurant Concepts, Inc.                                  60,500           197,835
   Worthington Industries, Inc.                                         28,229           607,206
 * Wright Medical Group, Inc.                                           73,552         1,945,450
   WSI Industries, Inc.                                                  2,000             5,200
   X-Rite, Inc.                                                         45,663           680,835
 * Xanser Corp.                                                         42,800           120,696
 * Xeta Corp.                                                           10,300            30,591
 * Yankee Candle Co., Inc.                                             100,500         3,061,230
   Yardville National Bancorp                                           16,400           546,284
   York International Corp.                                             87,000         3,207,690
 * Young Broadcasting, Inc. Class A                                     39,207           382,660
 * Zapata Corp.                                                          2,340           147,467
   Zenith National Insurance Corp.                                      18,600           855,042
 * Zevex International, Inc.                                             3,400            11,900
 * Zhone Technologies, Inc.                                            181,262           442,279
 * Zila, Inc.                                                          100,566           447,519
*# Zix Corp.                                                            69,726           319,345
 * Zoll Medical Corp.                                                   20,422           692,918
*# Zoltek Companies, Inc.                                               36,100           332,120
 * Zomax, Inc.                                                          70,500           242,520
 * Zones, Inc.                                                          13,500            82,755
 * Zoran Corp.                                                          88,535         1,049,140
 * Zygo Corp.                                                           38,600           448,532

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * ZymeTx, Inc.                                                            700   $            30
 * Zymogenetics, Inc.                                                  117,939         2,681,933
                                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $1,925,480,313)                                                           2,293,355,046
                                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                      30                 0
 * American Banknote Corp. Warrants
     Series 2 10/01/07                                                      30                 0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                0                 0
*# Angeion Corp. Warrants 10/31/07                                         215                11
 * Aura Systems, Inc. Warrants 05/31/05                                  1,262                 0
 * CD&L, Inc. Rights 10/15/04                                              650                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                               24               372
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                   9,947            54,708
 * CSF Holding, Inc. Litigation Rights
     12/30/99                                                            3,250                 0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                     971             1,068
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                           40,600                 0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                      22                 0
 * Imperial Sugar Co. Warrants 08/29/08                                    498             1,096
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                              188                 7
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                              582                22
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                   7,200             4,392
 * Milltope Group, Inc. Contigent Value
     Rights                                                              5,800                 0
 * Optical Cable Corp. Warrants
     10/24/07                                                            2,823                 0
*# OSI Pharmaceuticals, Inc. Rights                                      4,829               579
 * PDS Gaming Corp.                                                      1,100             1,650
   PMR Corp. Contingent Value Rights
     08/05/04                                                            7,300                 7
 * Timco Aviation Services, Inc. Warrants
     12/31/07                                                            6,696                 1
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $445,757)                                                                        63,913
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                    ------                ------
                                                                    (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.
     Subordinated Promissory Note
     6.000%, 03/28/07                                          $             2   $             0
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07                                                        3                 0
                                                                                 ---------------
 TOTAL BONDS
   (Cost $0)                                                                                   0
                                                                                 ---------------
 TEMPORARY CASH
   INVESTMENTS -- (8.2%)
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 1.94%, 12/01/04
     (Collateralized by $164,370,000
     U.S. Treasury Note, 4.75%, 05/15/14,
     valued at $170,106,222) to be
     repurchased at $166,776,566
     (Cost $166,767,579)^                                              166,768       166,767,579
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $38,206,000
     FHLMC Notes 4.20%, 10/20/09,
     valued at $38,369,904) to be
     repurchased at $37,971,983
     (Cost $37,970,000)                                                 37,970        37,970,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $204,737,579)                                                               204,737,579
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,130,663,649)                                                         $ 2,498,156,538
                                                                                 ===============

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities.
 # Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (94.0%)
 * 1-800 CONTACTS, Inc.                                                 82,161   $     1,683,479
 * 1-800-FLOWERS.COM, Inc.                                             180,830         1,500,889
   1st Independence Financial Group,
     Inc.                                                                3,700            69,745
   1st Source Corp.                                                    128,089         3,362,336
 # 21st Century Holding Co.                                              1,050            13,765
 * 24/7 Real Media, Inc.                                                 4,040            15,271
 * 3-D Systems Corp.                                                   110,010         1,772,261
 * 4Kids Entertainment, Inc.                                            84,100         1,718,163
*# 8X8, Inc.                                                            84,000           309,960
 * @Road, Inc.                                                         343,453         2,071,022
 * A. B. Watley Group, Inc.                                              9,900             2,376
 * A.C. Moore Arts & Crafts, Inc.                                      122,800         3,535,412
 * A.D.A.M., Inc.                                                        5,100            18,870
*# aaiPharma, Inc.                                                     154,500           477,405
 * Aames Investment Corp.                                                   67               730
 * AAON, Inc.                                                          141,725         2,253,427
 * AAR Corp.                                                           203,037         2,775,516
 * Abaxis, Inc.                                                        146,800         1,840,872
   ABC Bancorp                                                          62,670         1,297,269
   Abigail Adams National Bancorp                                        1,375            24,887
 * Abiomed, Inc.                                                       137,691         2,090,149
 * Able Laboratories, Inc.                                             109,297         2,377,210
 * Ablest, Inc.                                                         13,500           100,170
   Abrams Industries, Inc.                                              17,100            66,690
 * Acacia Research-Acacia
     Technologies                                                       68,050           309,627
 * Acacia Research-CombiMatrix                                          41,690           140,078
 * Accelrys, Inc.                                                      220,300         1,379,078
*# Access Pharmaceuticals, Inc.                                         96,000           336,000
 * Acclaim Entertainment, Inc.                                           7,800                76
 * ACE Cash Express, Inc.                                              105,275         2,808,211
 * ACE*COMM Corp.                                                       78,700           173,140
   Aceto Corp.                                                         129,375         2,199,375
 * Aclara BioSciences, Inc.                                             91,300           381,634
 * Acme Communications, Inc.                                           120,000           705,600
   Acme United Corp.                                                    30,407           369,445
 * ACT Manufacturing, Inc.                                                 200                 1
 * ACT Teleconferencing, Inc.                                           81,800            92,434
 * Actel Corp.                                                         158,596         2,721,507
   Action Performance Companies, Inc.                                  114,600         1,236,534
 * ActivCard Corp.                                                     253,130         2,014,915
 * Active Power, Inc.                                                  298,200         1,356,810
 * Actuate Corp.                                                       388,552           920,868
   Adams Resources & Energy, Inc.                                       68,250         1,211,437
 * ADDvantage Technologies Group,
     Inc.                                                                2,200            11,550
 * ADE Corp.                                                            81,400         1,502,644
 * Adept Technology, Inc.                                               30,000            49,500
 * Administaff, Inc.                                                   163,800         2,440,620
 * Adolor Corp.                                                        271,636         3,756,726
 * Advanced Digital Information Corp.                                  279,375         2,564,662
 * Advanced Energy Industries, Inc.                                    202,617         1,732,375
*# Advanced Magnetics, Inc.                                             64,200           902,010
   Advanced Marketing Services, Inc.                                   132,075         1,419,806
*# Advanced Neuromodulation Systems,
     Inc.                                                              111,135         4,011,973
 * Advanced Nutraceuticals, Inc.                                           475   $         1,662
*# Advanced Photonix, Inc.                                              68,300           113,378
 * Advanced Power Technology, Inc.                                      73,800           554,238
   Advanta Corp. Class A                                                58,683         1,313,326
   Advanta Corp. Class B Non-Voting                                     97,546         2,329,398
 * Advent Software, Inc.                                               192,581         3,853,546
 * Aehr Test Systems                                                    57,400           125,132
 * AEP Industries, Inc.                                                 60,750           664,605
 * Aerosonic Corp.                                                      33,100           194,297
 * Aether Systems, Inc.                                                261,376           972,319
 * Aetrium, Inc.                                                        87,300           314,280
*# AFC Enterprises, Inc.                                                 9,700           233,576
 * Aftermarket Technology Corp.                                        151,100         2,632,162
 * Agile Software Corp.                                                330,642         2,764,167
 * Agility Capital, Inc.                                                13,400                87
   Agilysys, Inc.                                                      202,938         3,354,565
 * Air Methods Corp.                                                    70,800           514,716
 * AirGate PCS, Inc.                                                     5,100           165,597
 * AirNet Systems, Inc.                                                 96,100           317,130
 * Airspan Networks, Inc.                                              227,539         1,249,189
 * AK Steel Holding Corp.                                              338,700         4,372,617
*# Akorn, Inc.                                                         202,000           840,320
*# Aksys, Ltd.                                                         184,650         1,220,536
   Alamo Group, Inc.                                                    70,700         1,477,630
 * Alaska Air Group, Inc.                                               64,800         2,023,704
 * Alaska Communications Systems
     Group, Inc.                                                       198,600         1,705,974
 * Albany Molecular Research, Inc.                                     192,740         2,066,173
 * Alderwoods Group, Inc.                                               21,000           222,180
 # Aldila, Inc.                                                         33,233           432,361
 * Alexion Pharmaceuticals, Inc.                                       173,972         3,597,741
 * Alico, Inc.                                                          53,400         2,977,584
 * Align Technology, Inc.                                                9,600           101,472
 * All American Semiconductor, Inc.                                     45,140           275,354
   Allen Organ Co. Class B                                               4,700           307,309
 * Alliance Gaming Corp.                                                70,500           852,345
 * Alliance Imaging, Inc.                                              317,000         2,979,800
 * Alliance Semiconductor Corp.                                        216,118           756,413
 * Allied Defense Group, Inc.                                           48,640           996,147
 * Allied Healthcare International, Inc.                               146,800           789,784
 * Allied Healthcare Products, Inc.                                     65,800           407,302
 * Allied Holdings, Inc.                                                73,100           187,501
 * Allied Motion Technologies, Inc.                                     34,580           236,908
 * Allos Therapeutics, Inc.                                            170,827           358,737
 * Allou HealthCare, Inc. Class A                                        1,100                 0
 * Alloy, Inc.                                                         215,380           969,210
 * Allscripts Healthcare Solutions, Inc.                               245,800         2,421,130
 * Almost Family, Inc.                                                  11,500           141,450
 * Alpha Technologies Group, Inc.                                       87,200            87,200
   Alpine Group, Inc.                                                   87,800           188,770
 * Alteon, Inc.                                                        231,200           191,896
 * Altiris, Inc.                                                         1,500            42,000
   Ambassadors Group, Inc.                                              70,300         2,445,034
   Ambassadors International, Inc.                                      70,300           965,922
 * AMC Entertainment, Inc.                                             186,000         3,595,380
 * Amcast Industrial Corp.                                              86,800            47,740
   AMCOL International Corp.                                           184,900         3,734,980
   Amcore Financial, Inc.                                                5,400           175,662

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Amedisys, Inc.                                                       93,547   $     3,079,567
 * AMEN Properties, Inc.                                                12,375            48,262
 * America Services Group, Inc.                                         66,650         1,669,582
*# America West Holdings Corp.
     Class B                                                           221,000         1,284,010
 * American Banknote Corp.                                                 595                83
 * American Biltrite, Inc.                                              57,750           687,225
*# American Business Financial Services,
     Inc.                                                               35,450           123,366
 * American Claims Evaluation, Inc.                                      3,100             7,533
 * American Dental Partners, Inc.                                       57,700         1,056,487
   American Ecology Corp.                                              106,400         1,285,312
 * American Independence Corp.                                          14,733           217,754
 # American Italian Pasta Co.                                          111,100         2,139,786
 * American Locker Group, Inc.                                          32,200           413,770
 * American Medical Security Group,
     Inc.                                                              101,000         3,265,330
   American Pacific Corp.                                               66,400           554,440
 * American Physicians Capital, Inc.                                    53,665         1,787,581
   American Physicians Services Group,
     Inc.                                                               36,700           372,505
 * American Retirement Corp.                                           155,000         1,232,250
 * American Science & Engineering,
     Inc.                                                               61,500         2,273,040
   American Shared Hospital Services                                    26,800           141,236
   American Software, Inc. Class A                                     277,700         1,652,315
   American States Water Co.                                           105,000         2,731,050
 * American Superconductor Corp.                                       174,776         2,419,948
 * American Technical Ceramics Corp.                                    68,100           681,681
 # American Vanguard Corp.                                               5,998           229,423
 * American West Bancorporation                                         14,733           309,393
   American Woodmark Corp.                                             129,320         5,202,544
   Americana Bancorp                                                    20,350           318,477
 * America's Car-Mart, Inc.                                             48,400         1,776,280
 * AmeriServe Financial, Inc.                                          176,775           919,230
   Ameron International Corp.                                           56,800         2,157,264
 * Amistar Corp.                                                        27,800            94,520
 * AML Communications, Inc.                                             61,500            55,965
 * AMN Healthcare Services, Inc.                                       178,200         2,851,200
   Ampco-Pittsburgh Corp.                                               81,300         1,095,111
 * Ampex Corp. Class A                                                   7,565            86,241
   Amrep Corp.                                                          63,610         1,131,622
 * AMS Health Sciences, Inc.                                             1,400             6,804
 * Amsurg Corp.                                                         66,946         1,721,195
 * Amtech Systems, Inc.                                                  2,400            10,200
 * AMX Corp.                                                            98,000         1,729,700
 * Anadigics, Inc.                                                     186,100           627,157
 * Analex Corp.                                                         48,700           197,235
   Analogic Corp.                                                       81,873         3,710,484
 * Analysts International Corp.                                        190,092           636,808
*# Analytical Surveys, Inc.                                              5,670            14,799
 * Anaren, Inc.                                                        122,090         1,640,157
   Anchor Bancorp Wisconsin, Inc.                                      142,951         4,175,599
   Andersons, Inc.                                                      51,500         1,178,320
 * Angeion Corp.                                                         1,294             3,339
   Angelica Corp.                                                       49,300         1,249,755
 * Angelo & Maxie's, Inc.                                               15,333            11,423
 * AngioDynamics, Inc.                                                  74,011         1,184,176
 * Anika Therapeutics, Inc.                                             64,600           610,470
 * Ansoft Corp.                                                        114,500         2,063,290
 * AnswerThink, Inc.                                                   276,949         1,249,040
 * Ansys, Inc.                                                          36,454   $     1,118,773
 * Anthony & Sylvan Pools Corp.                                         57,410           307,143
*# Antigenics, Inc.                                                    281,917         2,655,658
 * AP Pharma, Inc.                                                     193,400           239,816
 * APA Enterprises, Inc.                                                41,400            89,424
 * APAC Customer Services, Inc.                                        389,119           661,502
 * Aphton Corp.                                                        233,816           771,593
   Apogee Enterprises, Inc.                                            241,900         3,526,902
*# Apogee Technology, Inc.                                               4,500            17,190
 * Applica, Inc.                                                       159,500           805,475
 * Applied Extrusion Technologies, Inc.                                102,300            17,391
 * Applied Films Corp.                                                  91,401         2,025,446
 * Applied Imaging Corp.                                                41,400            19,044
   Applied Industrial Technologies, Inc.                               106,500         4,435,725
 * Applied Innovation, Inc.                                            142,200           509,076
   Applied Signal Technologies, Inc.                                    94,700         3,594,812
 * Applix, Inc.                                                        121,600           538,688
 * Apropos Technology, Inc.                                            105,100           314,249
 * aQuantive, Inc.                                                     386,185         3,355,948
 * Aquila, Inc.                                                        255,000           892,500
 * Aradigm Corp.                                                       152,941           232,470
   Arch Chemicals, Inc.                                                119,149         3,479,151
   Arctic Cat, Inc.                                                     88,282         2,358,012
*# Ardent Communications, Inc.                                          20,000                30
 * Arena Pharmaceuticals, Inc.                                         154,567           865,591
 * ARGON ST, Inc.                                                       40,388         1,044,434
 * Argonaut Group, Inc.                                                163,100         3,242,428
 * Argonaut Technologies, Inc.                                          92,000            85,560
 * Ariad Pharmaceuticals, Inc.                                         330,602         1,907,574
 * Ariba, Inc.                                                         123,061         2,030,506
   Ark Restaurants Corp.                                                21,400           643,070
 * Arlington Hospitality, Inc.                                          60,600           175,740
*# Armstrong Holdings, Inc.                                             27,400            71,240
*# Arotech Corp.                                                        54,400            95,744
 * Arqule, Inc.                                                        175,738           973,589
 * Array BioPharma, Inc.                                               181,470         1,517,089
 # Arrhythmia Research Technology, Inc.                                 16,475           416,817
 * Arris Group, Inc.                                                   525,505         2,990,123
   Arrow Financial Corp.                                                87,047         2,795,079
 * Art Technology Group, Inc.                                          117,611           130,548
   Artesian Resources Corp. Class A                                        800            23,240
 * Artesyn Technologies, Inc.                                          219,200         2,086,784
 * Arthrocare Corp.                                                    131,761         3,988,405
 * Artisan Components, Inc.                                            206,056         7,108,932
*# Artisoft, Inc                                                        23,716            56,918
 * Art's-Way Manufacturing Co., Inc.                                       100               610
 * ASA International. Ltd.                                                 196               898
   ASB Financial Corp.                                                   4,500           100,125
 * Asbury Automotive Group, Inc.                                        11,900           165,172
 * Ashworth, Inc.                                                      132,600         1,200,030
 * Aspect Communications Corp.                                          81,330           882,430
 * Aspect Medical Systems, Inc.                                        126,687         3,091,163
 * Aspen Technology, Inc.                                              255,257         1,472,833
   Associated Banc-Corp                                                 35,628         1,183,918
 * Astea International, Inc.                                            21,160           151,717
 * Astec Industries, Inc.                                              124,983         2,079,717
   Astro-Med, Inc.                                                      54,422           491,485
 * Astronics Corp.                                                      36,681           181,571
 * Astronics Corp. Class B                                              13,755            68,431
*# AstroPower, Inc.                                                     18,050               171
 * ASV, Inc.                                                            79,550         3,335,531

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Asyst Technologies, Inc.                                            282,359   $     1,174,613
*# ATA Holdings Corp.                                                  155,900           171,490
 * Atari, Inc.                                                         561,169         1,273,854
*# AtheroGenics, Inc.                                                   55,614         1,318,608
 * Atlantic American Corp.                                             157,725           473,175
 * Atlantic Premium Brands, Ltd.                                        27,000            32,400
 * Atlantis Plastics, Inc.                                              34,800           575,940
 * ATMI, Inc.                                                          131,095         3,017,807
 * ATP Oil & Gas Corp.                                                 206,905         2,948,396
   Atrion Corp.                                                         15,400           696,388
 * ATS Medical, Inc.                                                    20,200            80,194
 * Atwood Oceanics, Inc.                                                77,600         4,068,568
 * Audiovox Corp. Class A                                              128,090         1,914,945
 * August Technology Corp.                                             112,115           947,372
 * Ault, Inc.                                                           40,100           126,716
*# Authentidate Holding Corp.                                          207,000         1,436,580
 * autobytel.com, Inc.                                                 258,326         1,880,613
 * Avalon Holding Corp. Class A                                         15,475            47,972
 * Avanex Corp.                                                        382,889         1,186,956
 * AVANIR Pharmaceuticals Class A                                      473,300         1,613,953
 * Avant Immunotherapeutics, Inc.                                      408,574           755,862
*# Avatar Holdings, Inc.                                                47,000         2,221,690
   Avatech Solutions, Inc                                               12,186             4,265
*# AVI BioPharma, Inc.                                                 201,370           438,987
 * Aviall, Inc.                                                        174,050         3,957,897
 * Avici Systems, Inc.                                                  76,181           544,694
 * Avigen, Inc.                                                        136,000           469,200
 * AVTEAM, Inc. Class A                                                  1,300                 2
 * Aware, Inc.                                                         131,200           644,192
 * Axesstel, Inc.                                                        5,800            22,040
 * AXM Pharma, Inc.                                                      2,300             5,290
 * Axonyx, Inc.                                                          1,200             8,832
 * AXS-One, Inc.                                                       197,000           559,480
 * Axsys Technologies, Inc.                                             74,400         1,345,152
 * AXT, Inc.                                                           114,600           194,820
 * AZZ, Inc.                                                            59,726           910,821
   Badger Meter, Inc.                                                   64,500         3,686,820
 * Badger Paper Mills, Inc.                                                200               848
   Bairnco Corp.                                                       105,300         1,232,010
 * Baker (Michael) Corp.                                                61,614         1,158,343
 * Baker (Michael) Corp. Class B                                        15,400           289,520
   Balchem Corp.                                                        24,100           742,521
 * Baldwin Technology Co., Inc.
     Class A                                                           131,900           406,252
 * Ballantyne of Omaha, Inc.                                           126,135           541,119
 * Bally Total Fitness Holding Corp.                                   210,700           701,631
 * Bancinsurance Corp.                                                  39,480           292,942
   Bank of Granite Corp.                                                31,200           677,040
   Bank of The Ozarks, Inc.                                             20,800           741,520
 * Bankrate, Inc.                                                       50,700           809,172
   Banner Corp.                                                        116,190         3,836,594
   Barnes Group, Inc.                                                  145,000         3,796,100
   Barnwell Industries, Inc.                                            10,100           534,795
 * Barrett Business Services, Inc.                                      61,800           927,618
 * Barry (R.G.) Corp.                                                  163,435           572,022
   Bassett Furniture Industries, Inc.                                  105,200         2,073,492
   Bay View Capital Corp.                                               40,410           695,052
 * BayCorp Holdings, Ltd.                                                4,189            52,991
 * BE Aerospace, Inc.                                                  237,834         2,520,327
 * Beasley Broadcast Group, Inc.                                        46,078           808,669
   BEI Technologies, Inc.                                              131,800         3,868,330
   Bel Fuse, Inc. Class A                                               42,550   $     1,246,715
   Bel Fuse, Inc. Class B                                               93,150         3,188,524
 * Bell Industries, Inc.                                                88,500           257,535
 * Bell Microproducts, Inc.                                            176,250         1,506,937
 * Benihana, Inc.                                                       11,500           163,875
 * Benihana, Inc. Class A                                                3,335            47,023
 * Bentley Pharmaceuticals, Inc.                                       129,650         1,143,513
   Berry Petroleum Corp. Class A                                        42,500         1,967,750
 * Beverly Enterprises, Inc.                                           210,000         1,820,700
   Beverly Hills Bancorp, Inc.                                           1,302            12,903
 * BFC Financial Corp.                                                   1,300            14,664
 * Big 4 Ranch, Inc.                                                    35,000                 0
 * Big City Radio, Inc.                                                    150                18
 * Big Dog Holdings, Inc.                                                2,100            13,188
 * BindView Development Corp.                                          291,865         1,036,121
 * Bioanalytical Systems, Inc.                                           8,700            45,675
 * BioCryst Pharmaceuticals, Inc.                                      179,700         1,186,020
 * Bioenvision, Inc.                                                   174,560         1,797,968
 * Bio-Imaging Technologies, Inc.                                       67,065           291,733
 # BioLase Technology, Inc.                                            153,252         1,385,398
 * Bio-Logic Systems Corp.                                              42,800           349,248
 * BioMarin Pharmaceutical, Inc.                                       399,246         2,127,981
 * Biomerica, Inc.                                                      23,400             9,126
 * Bio-Reference Laboratories, Inc.                                     79,057         1,298,116
*# BioSante Pharmaceuticals, Inc.                                      113,700         1,144,959
*# Biosite, Inc.                                                        21,300         1,186,197
 * Biosource International, Inc.                                        98,100           645,498
 * Biospecifics Technologies Corp.                                      39,000            64,350
 * BioSphere Medical, Inc.                                              89,700           278,070
 * BioTime, Inc.                                                        11,000            14,520
 * Bitstream, Inc.                                                      81,600           236,640
 * BJ's Restaurants, Inc.                                              124,403         1,861,069
   Black Box Corp.                                                       6,000           256,080
   Blair Corp.                                                          68,800         2,408,000
 * Blonder Tongue Laboratories, Inc.                                    76,300           362,425
 * Blount International, Inc.                                          195,000         3,398,850
 * Blue Coat Systems, Inc.                                              70,899         1,183,304
 * Blue Martini Software, Inc.                                          79,014           219,580
 * Bluegreen Corp.                                                     226,729         3,604,991
 * BNS Co. Class A                                                      26,480           176,092
 * Bogen Communications International,
     Inc.                                                               64,200           316,185
*# BOLDER Technologies Corp.                                            40,300               105
 * Bolt Technology Corp.                                                44,700           234,228
 * Bombay Co., Inc.                                                    299,600         2,073,232
 * Bone Care International, Inc.                                       122,376         2,853,808
 * Bontex, Inc.                                                          2,200               572
   Bon-Ton Stores, Inc.                                                110,500         1,547,000
*# Bookham, Inc.                                                        24,026           128,779
   Books-A-Million, Inc.                                               171,700         1,583,074
   Boston Acoustics, Inc.                                               52,750           725,312
 * Boston Beer Co., Inc. Class A                                       131,700         2,868,426
 * Boston Communications Group, Inc.                                   131,800         1,173,020
   Boston Private Financial Holdings, Inc.                             113,934         3,086,472
   BostonFed Bancorp, Inc.                                              36,100         1,584,429
 * Bottomline Technologies, Inc.                                       105,216         1,231,027
   Bowl America, Inc. Class A                                           55,406           781,225
   Bowne & Co., Inc.                                                   222,168         3,421,387
 * Boyds Collection, Ltd.                                              460,400         1,616,004
 * Bradley Pharmaceuticals, Inc.                                       101,449         1,795,647

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Breed Technologies, Inc.                                              5,600   $            78
   Bridgford Foods Corp.                                                91,467           774,268
 * Brigham Exploration Co.                                             261,471         2,444,754
 * Brightpoint, Inc.                                                   110,887         2,119,051
 * BrightStar Information Technology
     Group, Inc.                                                        53,300             1,066
 * Brillian Corp.                                                       23,600            72,688
 * Brilliant Digital Entertainment, Inc.                                33,400             2,004
*# BriteSmile, Inc.                                                      4,700            32,571
 * Broadview Media, Inc.                                                15,800           101,120
*# BroadVision, Inc.                                                   193,063           444,045
*# Broadwing Corp.                                                       2,100            13,944
 * Brooks Automation, Inc.                                              68,800         1,056,080
 * Brookstone, Inc.                                                    170,775         3,125,182
 * Brooktrout, Inc.                                                    109,050         1,336,953
   Brown Shoe Company, Inc.                                            129,300         3,687,636
 * Bruker BioSciences Corp.                                            599,291         2,762,732
 * Brush Engineered Materials, Inc.                                    119,300         2,326,350
   Bryn Mawr Bank Corp.                                                  5,600           111,552
 * BSQUARE Corp.                                                           230               262
 * BTU International, Inc.                                              78,200           233,036
 * Buca, Inc.                                                          118,651           711,906
 * Buckeye Technologies, Inc.                                          232,390         2,879,312
   Buckle, Inc.                                                        101,800         3,135,440
   Building Materials Holding Corp.                                    120,600         4,395,870
 * Bull Run Corp.                                                       23,390             8,654
 * Bush Industries, Inc. Class A                                         2,300               195
 * Butler International, Inc.                                           69,690           319,182
   C&D Technologies, Inc.                                              180,000         3,119,400
   C&F Financial Corp.                                                     100             3,957
 * C-COR, Inc.                                                         269,885         2,415,471
*# C-Phone Corp.                                                        31,800               413
 * Cache, Inc.                                                          98,506         1,626,334
   Cadmus Communications Corp.                                          67,100           931,415
 * Cagle's, Inc. Class A                                                94,800         1,043,748
 * CalAmp Corp.                                                        135,684         1,298,496
   Calavo Growers, Inc.                                                 34,730           406,688
   Calgon Carbon Corp.                                                 242,200         2,264,570
 * California Coastal Communities, Inc.                                 63,600         1,417,644
   California First National Bancorp                                    79,100         1,047,996
 * California Micro Devices Corp.                                      137,200         1,193,640
 * California Pizza Kitchen, Inc.                                      120,332         3,014,317
   California Water Service Group                                      113,747         3,977,733
 * Caliper Life Sciences, Inc.                                         199,950         1,397,650
 * Callidus Software                                                   125,200           568,408
 * Callon Petroleum Co.                                                121,600         1,703,616
 * Calloway's Nursery, Inc.                                              1,700               595
 # Cal-Maine Foods, Inc.                                               164,000         2,169,392
 * Calton, Inc.                                                         29,050            10,458
 * CAM Commerce Solutions, Inc.                                         11,300           182,145
   Cambrex Corp.                                                       162,200         4,022,560
   Camco Financial Corp.                                                17,471           266,083
 * CancerVax Corp.                                                     189,300         1,792,671
 * Candela Corp.                                                       180,702         1,767,266
 * Candie's, Inc.                                                      171,121           797,424
 * Candlewood Hotel Co., Inc.                                            3,100               178
 * Cannon Express, Inc.                                                     50                 0
 * Cantel Medical Corp.                                                 69,756         2,089,890
 * Canterbury Consulting Group, Inc.                                     8,428             3,632
 * Canyon Resources Corp.                                              176,800           213,928
   Capital Corp. of the West                                            12,533           645,324
 * Capital Crossing Bank                                                86,700   $     2,315,757
 * Capital Pacific Holdings, Inc.                                       87,000           345,825
 * Capital Senior Living Corp.                                         204,900         1,063,431
   Capitol Bancorp, Ltd.                                                40,500         1,405,350
 * Caprius, Inc.                                                         2,010               301
 * Capstone Turbine Corp.                                               36,037            67,389
 * Captaris, Inc.                                                      192,700           946,157
 * Captiva Software Corp.                                               44,400           434,232
 * Caraco Pharmaceutical Laboratories,
     Ltd.                                                               78,000           569,400
 * Caraustar Industries, Inc.                                          175,624         2,825,790
 * Cardiac Sciences, Inc.                                              443,881           941,028
 * Cardima, Inc.                                                         1,300               481
 * Cardinal Financial Corp.                                             12,477           125,020
 * CardioDynamics International Corp.                                  301,905         1,379,706
 * CardioGenesis Corp.                                                 171,900            70,479
*# Cardiotech International, Inc.                                      117,160           329,220
 * CareCentric, Inc.                                                    33,815            32,124
 * Career Blazers, Inc. Trust Units                                      4,360                 0
   Carmike Cinemas, Inc.                                                75,333         2,820,468
 * Carreker Corp.                                                      131,700         1,111,548
 * Carriage Services, Inc.                                             110,700           556,821
 * Carrier Access Corp.                                                214,073         1,933,079
 * Carrington Laboratories, Inc.                                        73,900           340,679
 * Carrizo Oil & Gas, Inc.                                              83,000           802,610
   Cascade Corp.                                                       116,650         3,743,298
   Cascade Natural Gas Corp.                                            98,400         2,103,792
 * Casella Waste Systems, Inc. Class A                                 146,771         2,217,710
   Cash America International, Inc.                                    153,040         3,925,476
 * Castle (A.M.) & Co.                                                  74,225           944,142
   Castle Energy Corp.                                                  54,800           690,480
 * Casual Male Retail Group, Inc.                                      215,530           931,090
 * Catalina Lighting, Inc.                                              11,080            99,720
 * Catalyst Semiconductor, Inc.                                        114,321           681,353
 * Catalytica Energy Systems, Inc.                                      58,500           122,850
 * Catapult Communications Corp.                                        90,798         2,464,258
   Cato Corp. Class A                                                  121,500         3,241,620
 * Cavalier Homes, Inc.                                                148,500           821,205
 # Cavalry Bancorp, Inc.                                                   300             6,387
 * Cavco Industries, Inc.                                               11,506           463,692
   CCA Industries, Inc.                                                 40,730           448,030
 * CCC Information Services Group,
     Inc.                                                               46,127           964,054
 * CD Warehouse, Inc.                                                    5,600                10
 * CD&L, Inc.                                                           13,100            22,008
   CDI Corp.                                                           116,170         2,244,404
 * Celadon Group, Inc.                                                  74,800         1,600,720
 * Celebrity, Inc. Escrow Shares                                        13,500                 0
   Celeritek, Inc.                                                      78,857           284,674
 * Cell Genesys, Inc.                                                  256,505         1,882,747
*# Cell Therapeutics, Inc.                                             313,934         2,348,226
 * Cellegy Pharmaceuticals, Inc.                                       178,700           884,565
*  CellStar Corp.                                                      117,884           430,277
   Center Bancorp, Inc.                                                  5,250            67,620
   Center Financial Corp.                                               14,656           301,767
 * Centillium Communications, Inc.                                     227,649           573,675
 * Centra Software, Inc.                                               144,282           313,063
   Central Bancorp, Inc.                                                10,000           309,750
 * Central European Distribution Corp.                                 101,406         2,665,964
 * Central Garden & Pet Co.                                            103,722         4,014,041
   Central Pacific Financial Corp.                                           1                33

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Central Parking Corp.                                               156,532   $     2,376,156
   Central Vermont Public Service
     Corp.                                                             140,100         3,163,458
   Centrue Financial Corp                                                3,000            83,250
   Century Bancorp, Inc. Class A                                         7,600           236,056
 * Century Business Services, Inc.                                     253,896         1,091,753
*# Cenuco, Inc.                                                         76,400           556,192
 * Cenveo, Inc.                                                        296,800           946,792
 * Cepheid, Inc.                                                       261,395         2,407,448
 * Ceradyne, Inc.                                                      119,856         5,920,886
   CERBCO, Inc. Class A                                                  3,500            33,390
 * Ceres Group, Inc.                                                   162,293           811,465
 * Cerus Corp.                                                         137,431           358,695
 * CEVA, Inc.                                                           26,900           215,738
   CFS Bancorp, Inc.                                                    67,181           925,754
 * Chad Therapeutics, Inc.                                               9,300            42,129
 * Champion Enterprises, Inc.                                          345,100         3,961,748
   Champion Industries, Inc.                                            92,800           348,000
 * Championship Auto Racing Teams,
     Inc.                                                               29,900             4,216
 * Champps Entertainment, Inc.                                         109,710           871,097
 * Channell Commercial Corp.                                            21,100           158,250
 * Charles and Colvard, Ltd.                                            83,600           797,460
 * Charles River Associates, Inc.                                       48,100         2,075,034
 * Charlotte Russe Holding, Inc.                                       134,200         1,563,430
*# Chart Industries, Inc.                                                  151             7,097
   Chase Corp.                                                          24,200           378,730
 * Chattem, Inc.                                                       176,400         6,389,208
 * Chaus (Bernard), Inc.                                                 1,760             1,584
 * Checkers Drive-In Restaurants, Inc.                                  69,400           859,172
 * Checkpoint Systems, Inc.                                            223,900         4,133,194
   Chemed Corp.                                                         66,700         4,138,068
*# Cheniere Energy, Inc.                                               115,200         6,550,272
   Cherokee, Inc.                                                       20,200           593,880
   Chesapeake Corp.                                                    120,922         3,263,685
   Chesapeake Utilities Corp.                                           53,375         1,382,412
   Chester Valley Bancorp, Inc.                                          7,911           169,129
   Chicago Rivet & Machine Co.                                          20,000           538,400
 * chinadotcom Corp. Class A                                             6,093            26,870
 * Cholestech Corp.                                                    114,500           916,000
 * Chordiant Software, Inc.                                            625,045         1,281,342
   Christopher & Banks Corp.                                           215,300         4,247,869
*# ChromaVision Medical Systems, Inc.                                   44,200            75,140
 * Chromcraft Revington, Inc.                                          100,600         1,258,506
 * Chronimed, Inc.                                                     117,900           776,961
   Churchill Downs, Inc.                                                17,700           822,165
 * Ciber, Inc.                                                         469,764         4,382,898
 * Ciphergen Biosystems, Inc.                                          181,776           585,319
 * Ciprico, Inc.                                                        49,200           204,180
   CIRCOR International, Inc.                                           94,711         1,974,724
 * Cirrus Logic, Inc.                                                  529,272         3,138,583
   Citizens South Banking Corp.                                         41,974           549,859
*# Citizens, Inc.                                                      231,576         1,493,666
   City Holding Co.                                                    104,328         3,851,790
 * CKE Restaurants, Inc.                                               290,500         3,634,155
 * Clark, Inc.                                                         115,600         1,924,740
 * Clarus Corp.                                                        138,650         1,202,789
 * Clayton Williams Energy, Inc.                                        67,800         1,551,942
 * Clean Harbors, Inc.                                                  97,800         1,225,434
 * ClearOne Communications, Inc.                                        32,300           136,467
 # Cleveland-Cliffs, Inc.                                               41,260         3,998,094
   Clinical Data, Inc.                                                   5,890   $        74,980
 * Closure Medical Corp.                                                89,692         1,595,621
 * CNA Surety Corp.                                                     74,080           967,485
*# CNE Group, Inc.                                                       2,900             1,160
   CNS, Inc.                                                           140,800         1,699,456
   Coachmen Industries, Inc.                                            97,200         1,562,004
 * Coast Dental Services, Inc.                                          19,133            66,965
   Coast Distribution System                                            40,600           276,080
 * Coastcast Corp.                                                      75,000           171,750
   CoBiz, Inc.                                                          29,475           648,450
 * Cobra Electronics Corp.                                             114,900           930,690
*# Coeur d'Alene Mines Corp.                                           157,700           723,843
 * Cogent Communications Group, Inc.                                    11,029             8,713
 * Cognitronics Corp.                                                   82,975           263,860
   Cohu, Inc.                                                          134,479         2,253,868
 * Coinstar, Inc.                                                      135,100         3,515,302
 * Coldwater Creek, Inc.                                               198,787         5,208,219
 * Collagenex Pharmaceuticals, Inc.                                     90,500           515,850
 * Collins & Aikman Corp.                                              419,420         1,488,941
   Collins Industries, Inc.                                             65,725           386,463
   Columbia Bancorp                                                      1,700            61,625
   Columbia Banking System, Inc.                                       135,528         3,441,056
 * Columbia Laboratories, Inc.                                         246,950           479,083
 * Columbus McKinnon Corp.                                             116,300           919,933
 * Comarco, Inc.                                                        63,800           516,780
 * Comdial Corp.                                                         7,312             8,409
 * Comforce Corp.                                                      108,466           251,641
 * Comfort Systems USA, Inc.                                           336,100         2,419,920
*# Commerce One, Inc.                                                   55,800             9,067
   Commercial Bancshares, Inc.                                          33,803         1,276,063
   Commercial National Financial Corp.                                   1,600            37,600
 * Commonwealth Industries, Inc.                                       143,900         1,883,651
   Communications Systems, Inc.                                        118,400         1,382,912
   Community Bank System, Inc.                                          85,000         2,354,500
   Community Banks, Inc.                                                   714            20,934
   Community Bankshares, Inc.                                            2,730            49,768
   Community Trust Bancorp, Inc.                                        59,037         1,976,559
   Community West Bancshares                                            23,200           244,760
 * Competitive Technologies, Inc.                                      102,100           709,595
 * Compex Technologies, Inc.                                           100,400           491,960
 * Compudyne Corp.                                                      49,171           349,163
 * Computer Horizons Corp.                                             298,100         1,132,780
 * Computer Network Technology Corp.                                   162,500           926,250
   Computer Programs & Systems, Inc.                                    64,993         1,403,849
 * Computer Task Group, Inc.                                           174,600           635,544
 * CompX International, Inc.                                             9,500           152,475
 * Comstock Resources, Inc.                                            200,900         4,361,539
 * Comtech Telecommunications Corp.                                    101,225         3,186,563
 # Concepts Direct, Inc.                                                 3,400             1,904
 * Conceptus, Inc.                                                     158,473         1,415,164
 * Concord Camera Corp.                                                156,186           412,331
 * Concord Communications, Inc.                                        113,681         1,056,096
 * Concur Technologies, Inc.                                           207,180         1,947,492
 * Concurrent Computer Corp.                                           331,400           629,660
 * Congoleum Corp. Class A                                              35,500           201,640
 * Conmed Corp.                                                            233             6,750
   Connecticut Water Services, Inc.                                     93,287         2,596,177
 * Conrad Industries, Inc.                                              18,700            34,595
 * Consolidated Graphics, Inc.                                          84,700         4,006,310
   Consolidated-Tokoma Land Co.                                         28,400         1,139,408
 * Constar International, Inc.                                          81,600           489,600

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Consumer Portfolio Services, Inc.                                     5,000   $        21,700
 * Continental Airlines, Inc.                                          187,700         2,090,978
 * Continental Materials Corp.                                          14,900           396,340
 * Convera Corp.                                                       214,314           998,703
 * Convergence Systems, Inc.                                                13               585
   Cooperative Bankshares, Inc.                                          5,500           151,800
*# Copper Mountain Networks, Inc.                                       40,260           126,376
 * Corautus Genetics, Inc.                                               3,614            19,696
 * Core Molding Technologies, Inc.                                      39,597           105,724
 * Corillian Corp.                                                     240,660         1,398,235
 * Corio, Inc.                                                         329,923           547,672
*# Corixa Corp.                                                        492,659         1,847,471
 * Cornell Companies, Inc.                                              91,400         1,339,010
 * Correctional Services Corp.                                         114,441           318,146
 * Corrpro Companies, Inc.                                              42,775            49,191
 * Corvel Corp.                                                         18,600           589,992
 * Cosine Communications, Inc.                                          60,879           186,899
 * Cost-U-Less, Inc.                                                    13,600            80,376
   Cotton States Life Insurance Co.                                     22,500           452,250
   Courier Corp.                                                        94,212         4,765,243
 * Covansys Corp.                                                      145,000         1,951,700
 * Covenant Transport, Inc. Class A                                     91,000         1,749,020
 * Cover-All Technologies, Inc.                                          9,432             3,490
 * Covista Communications, Inc.                                         21,500            42,570
   CPAC, Inc.                                                           51,978           268,726
 * CPI Aerostructures, Inc.                                             32,933           339,210
   CPI Corp.                                                            39,200           554,680
   Craftmade International, Inc.                                        61,350         1,085,895
   Crawford & Co. Class A                                               94,400           708,000
   Crawford & Co. Class B                                              132,500         1,040,125
 * Cray, Inc.                                                          331,088         1,162,119
 * Credence Systems Corp.                                               39,967           305,348
 * Credit Acceptance Corp.                                              94,495         2,338,751
*# Critical Path, Inc.                                                  40,410            44,451
 * Criticare Systems, Inc.                                              70,400           187,264
 * Cross (A.T.) Co. Class A                                            130,300           620,228
 * Cross Country Healthcare, Inc.                                      193,281         3,430,738
 * Crossroads Systems, Inc.                                            132,178           178,440
 * Crown Andersen, Inc.                                                 11,600            16,240
 * Crown Financial Group, Inc.                                          41,100            13,563
 * Crown Media Holdings, Inc.                                               18               159
 * Crown Resources Corp.                                                13,540            29,111
*# CryoLife, Inc.                                                      148,450         1,056,964
 * CSK Auto Corp.                                                      258,600         3,966,924
 * CSP, Inc.                                                            78,328           689,286
   CSS Industries, Inc.                                                 32,250         1,036,192
   CT Communications, Inc.                                             111,674         1,477,447
 * CTI Molecular Imaging, Inc.                                          92,000         1,230,960
   CTS Corp.                                                           224,319         2,996,902
   Cubic Corp.                                                         160,350         4,088,925
 * Cubist Pharmaceuticals, Inc.                                        253,831         3,045,972
 * Culp, Inc.                                                          152,480           917,930
 * CuraGen Corp.                                                       313,564         1,890,791
 * Curative Health Services, Inc.                                       77,900           444,809
 * Curis, Inc.                                                         285,322         1,155,554
   Cutter & Buck, Inc.                                                 111,600         1,660,608
 * CV Therapeutics, Inc.                                               195,828         4,245,551
 * Cyberguard Corp.                                                    176,349         1,088,073
*# Cyberonics, Inc.                                                    150,260         2,790,328
 * Cyberoptics Corp.                                                    58,800           826,728
 * Cybersource Corp.                                                   517,800         3,655,668
*# Cybex International, Inc.                                            75,950   $       330,382
 * Cycle Country Accessories Corp.                                      31,000           150,970
*# Cygnus, Inc.                                                            600                63
 * Cypress Bioscience, Inc.                                            179,896         2,095,788
 * Cytogen Corp.                                                        97,745           962,788
*# CytRx Corp.                                                           6,400             7,744
   D&E Communications, Inc.                                             55,000           720,500
   D&K Healthcare Resources, Inc.                                      103,900           754,314
 * Daily Journal Corp.                                                     200             7,158
 * Daktronics, Inc.                                                    167,200         4,333,824
*# Dan River, Inc. Class A                                             214,700             9,447
 * Danielson Holding Corp.                                             218,867         1,788,150
 * Darling International, Inc.                                         506,900         2,088,428
 * Data I/O Corp.                                                       77,000           256,410
 * Data Systems & Software, Inc.                                        86,500            95,150
 * Datalink Corp.                                                       51,500            97,798
 * Dataram Corp.                                                        83,150           496,405
   Datascope Corp.                                                      92,363         3,702,833
 * Datastream Systems, Inc.                                            126,600           746,940
 * Datatec Systems, Inc.                                                 6,100                34
*# DataTRAK International, Inc.                                         28,900           329,460
 * Datawatch Corp.                                                      18,488            71,179
 * Dave & Busters, Inc.                                                121,200         2,266,440
 * Dawson Geophysical Co.                                               41,200           962,020
 * Daxor Corp.                                                          46,300           976,930
   Deb Shops, Inc.                                                     100,300         2,472,395
*# Deckers Outdoor Corp.                                                64,900         2,824,448
   Decorator Industries, Inc.                                           20,587           162,226
 * Del Global Technologies Corp.                                        78,521           201,014
 * Del Laboratories, Inc.                                              167,457         5,735,402
 * Delphax Technologies, Inc.                                           52,900           216,308
   Delta Apparel, Inc.                                                  38,640           882,924
   Delta Financial Corp.                                               125,700         1,269,570
   Delta Natural Gas Co., Inc.                                          18,800           484,100
 * Delta Petroleum Corp.                                                30,700           482,911
 * Delta Woodside Industries, Inc.                                      51,000            33,660
   Deltic Timber Corp.                                                  76,700         3,466,840
 * Denali, Inc.                                                         33,100             3,310
*# Dendreon Corp.                                                      252,388         2,475,926
 * Dendrite International, Inc.                                        246,943         4,215,317
 * Department 56, Inc.                                                 115,950         1,963,033
 * DepoMed, Inc.                                                       304,150         1,417,339
 * Detrex Corp.                                                         10,200            18,870
 * Devcon International Corp.                                           29,000           449,500
*# DHB Industries, Inc.                                                249,000         4,631,400
 * DiamondCluster International, Inc.                                  211,634         2,588,284
 * Diedrich Coffee, Inc.                                                28,025           125,272
 * Digene Corp.                                                        125,103         3,025,366
 * Digi International, Inc.                                            149,333         2,298,235
 * Digimarc Corp.                                                      116,994         1,077,515
*# Digital Angel Corp.                                                 201,600         1,288,224
 * Digital Generation Systems, Inc.                                    314,100           424,035
 * Digital Impact, Inc.                                                167,200           195,624
 * Digital Insight Corp.                                               222,540         3,632,965
 * Digital Lightwave, Inc.                                              59,200            81,104
 * Digitas, Inc.                                                       389,590         3,198,534
   Dime Community Bancshares                                           196,558         3,606,839
   DIMON, Inc.                                                         284,500         1,852,095
 * Diodes, Inc.                                                        131,250         3,264,187
 * Discovery Laboratories, Inc.                                          4,600            32,108

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Discovery Partners International,
     Inc.                                                              151,592   $       697,323
 * Display Technologies, Inc.                                           44,255                66
 * Distributed Energy Systems Corp.                                    196,361           526,247
 * Ditech Communications Corp.                                         214,010         3,372,798
 * Diversa Corp.                                                       272,334         2,306,669
 * Diversified Corporate Resources,
     Inc.                                                                1,200             1,037
 * Dixie Group, Inc.                                                    98,600         1,580,558
 * Dixon Ticonderoga Co.                                                26,750           163,442
 * DJ Orthopedics, Inc.                                                137,000         2,763,290
 * DLB Oil & Gas, Inc.                                                   7,600                 0
 * DocuCorp International, Inc.                                        103,300           922,469
 * Document Sciences Corp.                                              15,400            81,928
 * Dollar Thrifty Automotive Group, Inc.                               155,500         4,181,395
 * Dominion Homes, Inc.                                                 44,100           911,106
   Donegal Group, Inc. Class A                                          38,280           823,020
   Donegal Group, Inc. Class B                                          19,140           378,015
 * Dot Hill Systems Corp.                                              270,346         1,784,284
 * DOV Pharmaceutical, Inc.                                            134,023         2,480,766
   Dover Downs Gaming &
     Entertainment, Inc.                                                 3,570            40,305
   Dover Motorsports, Inc.                                              90,800           441,288
 * DPAC Technologies Corp.                                             173,030            89,976
 * Drew Industries, Inc.                                                94,000         3,131,140
 * Dril-Quip, Inc.                                                     107,800         2,573,186
 * Driver-Harris Co.                                                     9,898                 1
 * drugstore.com, Inc.                                                 473,436         1,538,667
 * DSP Group, Inc.                                                     179,416         3,979,447
 * DT Industries, Inc.                                                 101,500               254
 * Duckwall-ALCO Stores, Inc.                                           41,000           686,750
 * Ducommun, Inc.                                                       93,900         2,380,365
 * DuPont Photomasks, Inc.                                             107,162         2,826,934
 * Dura Automotive Systems, Inc.                                       112,000         1,019,200
 * DuraSwitch Industries, Inc.                                           8,800            18,920
 * Duratek, Inc.                                                       124,000         2,853,240
*# Durect Corp.                                                        287,232           643,400
 * DUSA Pharmaceuticals, Inc.                                          106,235         1,409,738
 * DVI, Inc.                                                               300                 0
 * Dyax Corp.                                                          194,680         1,543,812
*# Dynacq Healthcare, Inc.                                              67,234           363,064
 * Dynamex, Inc.                                                        72,000         1,448,640
*# Dynamic Materials Corp.                                              14,700           224,910
 * Dynamics Research Corp.                                              66,100         1,104,531
 * E Com Ventures, Inc.                                                 10,825           128,709
*# E-Loan, Inc.                                                        360,999           974,697
   E-Z-EM, Inc.                                                         86,424         1,257,469
 * E.piphany, Inc.                                                     384,195         1,736,561
   Eastern Co.                                                          33,900           642,066
 * EasyLink Services Corp.                                              27,519            38,802
 * Echelon Corp.                                                       242,598         1,834,041
 * eCollege.com                                                        134,700         1,582,725
   Ecology & Environment, Inc. Class A                                  13,900           122,320
 * Edelbrock Corp.                                                      49,070           814,562
*# EDGAR Online, Inc.                                                   13,000            16,380
 * Edge Petroleum Corp.                                                 79,546         1,217,054
 * Edgewater Technology, Inc.                                           70,674           295,417
   EDO Corp.                                                           124,000         3,778,280
 * Education Lending Group, Inc.                                         1,200            16,872
   Educational Development Corp.                                        15,400           157,388
   EFC Bancorp, Inc.                                                    15,800           405,270
 * EFJ, Inc.                                                             9,000   $        72,720
 * El Paso Electric Co.                                                 12,800           229,760
   Electro Rent Corp.                                                  134,779         1,911,166
 * Electro Scientific Industries, Inc.                                  76,518         1,485,980
 * Electroglas, Inc.                                                   132,400           431,624
 * Electronics Boutique Holdings Corp.                                  63,300         2,465,535
   Electro-Sensors, Inc.                                                 3,450            12,420
 * Elizabeth Arden, Inc.                                               174,662         3,982,294
   ElkCorp                                                             125,000         3,700,000
 * eLoyalty Corp.                                                       10,200            51,306
 * ELXSI Corp.                                                           7,100            23,075
 * EMAK Worldwide, Inc.                                                 58,100           572,924
 * Embarcadero Technologies, Inc.                                      170,602         1,508,122
 * Embrex, Inc.                                                        120,100         1,591,325
   EMC Insurance Group, Inc.                                            85,100         1,847,521
 * EMCOR Group, Inc.                                                    92,500         4,275,350
 * EMCORE Corp.                                                        212,391           564,960
 * Emerging Vision, Inc.                                               145,200            27,588
 * Emeritus Corp.                                                      145,800         1,385,100
 * Emerson Radio Corp.                                                 162,578           503,992
 * Emisphere Technologies, Inc.                                        113,547           348,249
 # Empire District Electric Co.                                        160,800         3,651,768
 * EMS Technologies, Inc.                                              115,299         1,809,041
 * En Pointe Technologies, Inc.                                         57,200           163,020
 * Encore Capital Grooup, Inc.                                         126,181         3,164,619
 * Encore Medical Corp.                                                269,873         1,698,851
 * Encore Wire Corp.                                                   219,225         2,954,057
 * Encysive Pharmaceuticals, Inc.                                      353,508         3,835,562
 * Endeavour International Corp.                                        78,900           338,481
 * Endocardial Solutions, Inc.                                         124,000         1,409,880
 * Endocare, Inc.                                                       71,300           171,476
 * Endologix, Inc.                                                     200,008         1,292,052
 * Energy Conversion Devices, Inc.                                     154,467         3,438,435
 * Energy Partners, Ltd.                                               207,700         4,023,149
 * Energy West, Inc.                                                    11,211            66,593
   EnergySouth, Inc.                                                    76,425         2,200,276
 * Enesco Group, Inc.                                                  122,400           903,312
 * ENGlobal Corp.                                                        3,900             5,772
*# Enlighten Software Solutions, Inc.                                   12,300                15
   Ennis, Inc.                                                         222,300         4,412,655
 * Enpath Medical, Inc.                                                 11,807           112,875
 * EnPro Industries, Inc.                                              127,700         3,670,098
 * Entegris, Inc.                                                      105,023         1,027,125
 * Enterrasys Networks, Inc.                                            56,900            99,575
 * Entravision Communications Corp.                                     46,105           378,061
*# Entremed, Inc.                                                      200,290           478,693
 * Entrust, Inc.                                                       388,820         1,450,299
 * Environmental Elements Corp.                                            200                20
 * Environmental Technologies Corp.                                     39,700               159
 * Environmental Tectonics Corp.                                        59,500           386,750
 * Enzo Biochem, Inc.                                                  201,863         3,885,863
*# EP Medsystems, Inc.                                                 193,300           663,019
 * Epicor Software Corp.                                               397,428         6,267,440
*# Epimmune, Inc.                                                       66,570            89,869
 * EPIQ Systems, Inc.                                                  110,730         1,659,843
 * EPIX Pharmaceuticals, Inc.                                          144,946         2,551,050
 * ePlus, Inc.                                                          52,080           657,770
 * ePresence, Inc. Escrow Shares                                       191,500            24,895
*# Equimed Inc. Nevis                                                    6,533                 1
 * Equinix, Inc.                                                       103,963         4,042,081
 * eResearch Technology, Inc.                                           15,100           222,574

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Ergo Science Corp.                                                   36,350   $        81,787
   ESB Financial Corp.                                                  94,531         1,333,832
 * eSpeed, Inc.                                                        186,176         2,083,309
   Espey Manufacturing & Electronics
     Corp.                                                              20,500           534,025
 * ESS Technology, Inc.                                                236,593         1,667,981
 * Esterline Technologies Corp.                                        113,700         4,047,720
 * Euronet Worldwide, Inc.                                             183,144         4,505,342
 * European Micro Holdings, Inc.                                         5,900               177
 * Evans & Sutherland Computer Corp.                                    99,800           659,678
 * Evans Systems, Inc.                                                   2,200                93
 * Evercel, Inc.                                                         5,866             5,426
*# Evergreen Solar, Inc.                                               260,200           881,818
 * Everlast Worldwide, Inc.                                              5,600            20,048
 * Evolving Systems, Inc.                                               71,600           255,605
 * Exabyte Corp.                                                         1,800               558
 * Exact Sciences Corp.                                                164,292           568,450
 * Exactech, Inc.                                                       76,400         1,439,376
 * Exar Corp.                                                          159,255         2,226,385
 * Excel Technology, Inc.                                               81,922         2,129,972
 * Exelixis, Inc.                                                      450,385         4,039,953
 * Exponent, Inc.                                                       69,800         1,939,742
 * ExpressJet Holdings, Inc.                                           337,100         3,930,586
 * Extended Systems, Inc.                                               11,600            29,580
 * Extreme Networks, Inc.                                              201,132         1,373,732
 * EXX, Inc. Class A                                                     1,900             2,907
 * EXX, Inc. Class B                                                       100               170
 * EZCORP, Inc. Class A Non-Voting                                      91,900           982,411
 * Ezenia! Inc.                                                          2,900             2,958
 * Fab Industries, Inc.                                                 40,200           159,996
*# Factory 2-U Stores, Inc.                                             79,293               872
 * Fairchild Corp. Class A                                             148,529           445,587
 * Falcon Products, Inc.                                                77,225            67,379
*# FalconStor Software, Inc.                                           294,318         2,304,510
 * Famous Dave's of America, Inc.                                       72,230           803,198
 * Fargo Electronics                                                    99,400         1,473,108
 * Faro Technologies, Inc.                                              86,675         2,357,560
 * Featherlite, Inc.                                                    52,400           210,124
   Fedders Corp.                                                       164,882           494,646
 * Federal Agriculture Mortgage
     Corporation                                                           700            15,862
   Federal Screw Works                                                  33,750         1,161,337
 * FEI Co.                                                              32,070           685,977
 * Female Health Co.                                                    44,000            81,400
   FFLC Bancorp, Inc.                                                   32,700         1,067,001
 * Fibermark, Inc.                                                       1,325                21
 * Fiberstars, Inc.                                                     43,100           387,900
   Fidelity Bancorp, Inc.                                                  587            13,783
   Fidelity Bankshares, Inc.                                            93,847         3,850,542
 * Fidelity Federal Bancorp                                             21,340            37,558
   Fidelity Southern Corp.                                              82,500         1,495,725
 * Financial Federal Corp.                                             103,900         3,995,994
 * Financial Industries Corp.                                            9,148            72,727
 * FindWhat.com                                                        187,197         3,609,158
 * Finisar Corp.                                                        28,600            52,338
 * Finishmaster, Inc.                                                   64,800           838,512
 * Finlay Enterprises, Inc.                                             79,800         1,549,716
 * Firebrand Financial Group, Inc.                                      75,400             3,016
 * First Acceptance Corp.                                                1,500            13,050
   First Albany Companies, Inc.                                         35,519           326,420
 * First Aviation Services, Inc.                                         1,700             6,817
   First Bancorp                                                        51,021   $     1,444,915
 * First Cash Financial Services, Inc.                                 120,900         3,148,236
   First Charter Corp.                                                  87,456         2,395,420
   First Community Bancorp                                              97,804         4,109,724
   First Community Bancshares, Inc.                                     45,602         1,624,343
 * First Consulting Group, Inc.                                        150,534           823,421
   First Defiance Financial Corp.                                       68,292         1,868,469
   First Federal Bancshares of Arkansas,
     Inc.                                                               46,800         1,018,836
   First Financial Holdings, Inc.                                      122,500         4,010,650
   First Franklin Corp.                                                    600            12,150
 * First Horizon Pharmaceutical Corp.                                  192,276         3,760,919
   First Indiana Corp.                                                 123,300         2,856,861
 * First Investors Financial Services
     Group, Inc.                                                        43,200           193,536
   First Keystone Financial, Inc.                                       16,500           373,725
   First M&F Corp.                                                       3,000           102,000
 * First Mariner Bancorp                                                16,400           281,916
   First Merchants Corp.                                               111,286         2,999,158
   First Midwest Financial, Inc.                                        16,500           414,315
   First Mutual Bancshares, Inc.                                        29,471           732,207
   First Oak Brook Bancshares, Inc.                                     30,000           984,000
   First PacTrust Bancorp, Inc.                                         13,213           344,859
   First Place Financial Corp.                                          84,947         1,911,307
   First Republic Bank                                                  88,400         4,542,876
   First State Bancorporation                                           47,463         1,783,185
   First United Corp.                                                   17,500           356,125
 * First Virtual Communications, Inc.                                    9,921             1,637
   Firstbank Corp.                                                       6,615           194,805
   FirstBank NW Corp.                                                   16,097           466,411
 * FirstCity Financial Corp.                                            55,543           497,110
*# Firstwave Technologies, Inc.                                         19,200            39,168
 * Fischer Imaging Corp.                                                60,600           221,190
 * Five Star Quality Care, Inc.                                         51,850           351,543
   Flag Financial Corp.                                                 35,200           501,600
   Flamemaster Corp.                                                        27               972
 * Flanders Corp.                                                      251,600         2,510,968
   Flanigan's Enterprises, Inc.                                         20,600           136,990
 * Fleetwood Enterprises, Inc.                                         189,700         2,570,435
   Flexsteel Industries, Inc.                                           60,900         1,066,359
   Florida Public Utilities Co.                                         22,800           420,432
 * Flow International Corp.                                            151,900           420,763
   Flushing Financial Corp.                                            175,312         3,725,380
*# FLYi, Inc.                                                          158,993           298,907
   FMS Financial Corp.                                                   8,400           150,738
   FNB Corp.                                                            10,700           209,185
   FNB Financial Services Corp.                                          8,500           178,500
 * Foamex International, Inc.                                          151,509           616,642
*# FOCUS Enhancements, Inc.                                             28,188            32,134
 * Foodarama Supermarkets, Inc.                                         20,700           838,350
   Foothill Independent Bancorp                                         43,014           992,333
*# Footstar, Inc.                                                       83,700           318,060
 * Forgent Networks, Inc.                                              263,300           447,610
 * Forrester Research, Inc.                                            138,081         2,253,482
 * Foster (L.B.) Co. Class A                                           120,700         1,062,160
 * Fountain Powerboat Industries, Inc.                                  35,700           187,425
 * FPIC Insurance Group, Inc.                                           63,000         2,080,890
   Frankfort First Bancorp, Inc.                                         5,750           140,127
 * Frankfort Tower Industries, Inc.                                    133,300               180
 * Franklin Covey Co.                                                  181,100           360,389
 * Franklin Electronic Publishers, Inc.                                 81,300           357,720

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Fred's, Inc.                                                          5,300   $        91,849
   Frequency Electronics, Inc.                                          89,100         1,332,045
 * Fresh Brands, Inc.                                                   59,300           450,680
 * Fresh Choice, Inc.                                                   50,000            21,500
   Friedman Industries, Inc.                                           152,403         1,246,657
 * Friedmans, Inc. Class A                                             131,900           222,251
 * Friendly Ice Cream Corp.                                             24,500           219,275
   Frisch's Restaurants, Inc.                                           63,868         1,521,336
 * Frontier Airlines, Inc.                                             271,066         3,179,604
   Frontier Oil Corp.                                                  233,300         6,217,445
 * Frozen Food Express Industries, Inc.                                161,875         1,910,125
 * FSI International, Inc.                                             173,702           781,659
*# FuelCell Energy, Inc.                                               285,733         2,871,617
*# FX Energy, Inc.                                                     120,900         1,213,836
 * G-III Apparel Group, Ltd.                                            61,470           378,040
*# Gadzooks, Inc.                                                       81,000           131,220
 * Gaiam, Inc.                                                           3,551            18,643
 * Galaxy Nutritional Foods, Inc.                                       37,700            67,106
   GameTech International, Inc.                                         70,200           268,936
 * Gaming Partners International Corp.                                  31,800           729,810
*# Gardenburger, Inc.                                                   33,700             3,370
 * Gardner Denver Machinery, Inc.                                      123,112         4,235,053
 * Gateway Financial Holdings, Inc.                                      2,300            35,880
 * Gateway Industries, Inc.                                             11,120             7,951
   GB & T Bancshares, Inc.                                               1,750            44,397
 * Gehl Co.                                                             49,800         1,095,102
 * Genaera Corp.                                                       178,100           642,941
*# Genaissance Pharmaceuticals, Inc.                                   178,239           274,488
 # Gencorp, Inc.                                                       271,900         4,570,639
 * Gene Logic, Inc.                                                    254,260           856,856
 * Genelabs Technologies, Inc.                                         249,325           177,021
 * General Binding Corp.                                                40,700           542,531
 * General Cable Corp.                                                 247,200         3,361,920
 * General Communications, Inc.
     Class A                                                           336,945         3,450,317
 * General DataComm Industries, Inc.                                       600               357
 * General Employment Enterprises,
     Inc.                                                               17,700            49,737
 * Genesco, Inc.                                                       136,700         4,043,586
 * Genesee & Wyoming, Inc.                                             129,350         3,566,179
 * Genesee Corp. Class B                                                   800             1,680
 * Genesis HealthCare Corp.                                            122,003         3,934,597
 * Genesis Microchip, Inc.                                              84,281         1,374,623
 * Genta, Inc.                                                         139,500           181,350
 * Genus, Inc.                                                         215,200           374,448
 * GenVec, Inc.                                                        310,509           602,387
 * Gerber Scientific, Inc.                                             134,600         1,056,610
*# Geron Corp.                                                         287,504         1,998,153
   Gevity HR, Inc.                                                     181,100         3,207,281
 * Giant Group, Ltd.                                                    28,300            43,865
 * Giant Industries, Inc.                                               78,200         2,189,600
   Gibraltar Industries, Inc.                                           33,900           816,651
 * Giga-Tronics, Inc.                                                   49,100           112,930
   Glacier Bancorp, Inc.                                               129,400         4,478,534
 * Glacier Water Services, Inc.                                         24,500           644,350
   Glatfelter (P.H.) Co.                                               276,500         3,962,245
 * Glenayre Technologies, Inc.                                         350,734           641,843
 * Global e-Point, Inc.                                                 18,731            57,130
 * Global Imaging Systems, Inc.                                         59,325         2,219,941
 * Global Payment Technologies, Inc.                                    52,900           269,261
*# Global Power Equipment Group, Inc.                                  289,900         2,519,231
 * Globecomm Systems, Inc.                                              96,000   $       602,880
 * Glowpoint, Inc.                                                     132,239           160,009
*# GoAmerica, Inc.                                                         117             1,431
   Gold Banc Corp.                                                     202,734         3,032,901
   Golden Enterprises, Inc.                                             61,900           173,320
 * Goodrich Petroleum Corp.                                            128,400         2,073,660
   Goody's Family Clothing, Inc.                                       164,500         1,602,230
 * GoRemote Internet Communications,
     Inc.                                                              165,000           297,000
   Gorman-Rupp Co.                                                      68,250         1,562,925
 * Gottschalks, Inc.                                                   129,300         1,163,700
 * GP Strategies Corp.                                                 109,400           776,740
   Graham Corp.                                                         12,350           162,402
   Gray Television, Inc.                                                75,900         1,138,500
   Gray Television, Inc. Class A                                        41,200           571,444
 * Great Atlantic & Pacific Tea Co., Inc.                              242,900         1,836,324
   Great Southern Bancorp, Inc.                                         79,400         3,255,400
   Greater Communications Bancorp                                        2,998            44,370
 * Green Mountain Coffee, Inc.                                          59,700         1,431,606
   Green Mountain Power Corp.                                           59,100         1,604,565
 * Greenbriar Corp.                                                      3,430            11,473
   Greenbrier Companies, Inc.                                          126,600         3,765,084
   Greene County Bancshares, Inc.                                        3,900           100,113
 * Greens Worldwide, Inc.                                               11,563               208
 * Griffin Land & Nurseries, Inc.
     Class A                                                            23,400           617,760
 * Griffon Corp.                                                       211,150         5,295,642
 * Group 1 Automotive, Inc.                                             63,800         1,882,738
 * Grubb & Ellis Co.                                                   177,552           798,984
   GS Financial Corp.                                                    6,400           122,368
 * GSI Commerce, Inc.                                                  255,059         3,859,043
 * GSV, Inc.                                                             9,540             2,385
 * GTC Biotherapeutics, Inc.                                           145,853           223,155
 * GTSI Corp.                                                           84,700           858,858
   Guaranty Bancshares, Inc.                                             1,600            34,720
   Guaranty Federal Bancshares, Inc.                                    17,100           406,809
 * Guess, Inc.                                                         228,900         3,319,050
 * Guilford Pharmaceuticals, Inc.                                      273,643         1,543,347
   Gulf Island Fabrication, Inc.                                        88,600         1,884,522
 * Gulfmark Offshore, Inc.                                             128,600         2,676,166
 * Gymboree Corp.                                                      225,300         2,656,287
 * Ha-Lo Industries, Inc.                                                8,600                 6
   Haggar Corp.                                                         58,500         1,292,850
 * Hain Celestial Group, Inc.                                           73,300         1,424,219
 * Halifax Corp.                                                         8,650            48,613
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                            49,400           711,360
 * Hampshire Group, Ltd.                                                12,700           395,922
   Hancock Fabrics, Inc.                                               182,600         1,818,696
   Handleman Co.                                                       144,905         3,071,986
 * Hanger Orthopedic Group, Inc.                                       178,800         1,394,640
   Hardinge, Inc.                                                       83,500           935,200
   Harleysville Group, Inc.                                             98,542         2,368,950
   Harleysville National Corp.                                          64,460         1,815,194
 * Harmonic, Inc.                                                      448,555         3,485,272
 * Harolds Stores, Inc.                                                 41,537            54,413
 * Harris Interactive, Inc.                                            381,243         2,531,454
 * Hartmarx Corp.                                                      295,600         2,385,492
 * Harvard Bioscience, Inc.                                            193,935           769,922
 * Harvest Natural Resources, Inc.                                     487,800         8,902,350
 * Hastings Entertainment, Inc.                                         96,000           784,320

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Hastings Manufacturing Co.                                           13,700   $        23,427
 * Hauppauge Digital, Inc.                                              83,200           456,685
   Haverty Furniture Co., Inc.                                          40,000           806,000
   Haverty Furniture Co., Inc. Class A                                  12,000           237,600
 * Hawaiian Holdings, Inc.                                             588,481         3,683,891
 * Hawk Corp.                                                           64,400           544,180
   Hawkins, Inc.                                                        92,485         1,100,572
*# HealthAxis, Inc.                                                      5,710            16,451
   Healthcare Services Group, Inc.                                     157,400         3,264,476
 * HealthExtras, Inc.                                                  244,614         3,906,486
 * HealthStream, Inc.                                                   14,400            38,736
 * HealthTronics Surgical Services, Inc.                               190,405         1,422,325
   Heartland Financial USA, Inc.                                         8,092           178,590
 * Hecla Mining Co.                                                     79,500           539,805
   Hector Communications Corp.                                          24,700           523,640
 * HEI, Inc.                                                            24,700            60,268
   Heico Corp.                                                          69,600         1,489,440
   Heico Corp. Class A                                                  51,685           848,151
 * Heidrick & Struggles International,
     Inc.                                                              117,470         4,040,968
   Helix Technology Corp.                                              164,522         2,479,347
*# Hemispherx Biopharma, Inc.                                          262,700           412,439
 * Heritage Commerce Corp.                                               8,600           168,216
   Heritage Financial Corp.                                             83,700         1,817,127
 * Herley Industries, Inc.                                             107,850         2,220,632
 * Hexcel Corp.                                                        241,600         3,684,400
   HF Financial Corp.                                                   29,920           554,268
*# Hi-Shear Technology Corp.                                            45,350           249,879
 * Hi-Tech Pharmacal, Inc.                                              57,150           934,403
 * Hibbett Sporting Goods, Inc.                                        157,612         3,904,049
   Hickory Tech Corp.                                                   12,800           136,064
 * Hines Horticulture, Inc.                                            195,700           753,445
   Hingham Institution for Savings                                       5,350           228,713
   Hirsch International Corp. Class A                                    4,550             5,233
   HMN Financial, Inc.                                                  33,000         1,054,680
 * HMS Holdings Corp.                                                  167,500         1,175,850
 * Hoenig Group Escrow Shares                                           61,000            14,030
 * Hollis-Eden Pharmaceuticals, Inc.                                   121,392         1,230,915
   Holly Corp.                                                         199,700         5,625,549
*# Hollywood Entertainment Corp.                                        90,998         1,154,765
 * Hollywood Media Corp.                                               174,754           784,645
 * Hologic, Inc.                                                       191,700         4,790,583
   Home Federal Bancorp                                                 37,400           910,690
 * Home Products International, Inc.                                    64,400           143,612
 * HomeStore, Inc.                                                     165,441           430,147
   Hooper Holmes, Inc.                                                 395,600         2,076,900
   HopFed Bancorp, Inc.                                                  4,500            77,130
   Horace Mann Educators Corp.                                          23,400           444,600
   Horizon Financial Corp.                                              84,960         1,742,530
 * Horizon Health Corp.                                                 47,775         1,146,122
*# Horizon Offshore, Inc.                                              176,509            61,778
 * Hub Group, Inc. Class A                                              52,900         2,301,150
   Hudson River Bancorp, Inc.                                          157,804         3,195,531
 * Hudson Technologies, Inc.                                            32,100            25,680
 * Huffy Corp.                                                          96,300            19,501
 * Hurco Companies, Inc.                                                48,800           781,288
*# Hutchinson Technology, Inc.                                          60,698         1,989,073
 * Huttig Building Products, Inc.                                       18,200           157,066
 * Hypercom Corp.                                                      322,900         1,963,232
*# HyperFeed Technologies, Inc.                                         10,730            29,508
 * I-Flow Corp.                                                        132,940         2,729,258
 * I-many, Inc.                                                        175,900   $       237,465
*# I-Sector Corp.                                                       32,000           233,600
*# I-Trax, Inc.                                                        128,200           169,224
   IBERIABANK Corp.                                                     55,800         3,604,680
 * Ibis Technology Corp.                                                63,213           160,561
*# iCAD, Inc.                                                           37,500           180,000
 * ICO, Inc.                                                           165,818           502,429
 * ICT Group, Inc.                                                      91,700           784,035
*# ICU Medical, Inc.                                                   102,525         2,557,999
 * Identix, Inc.                                                       520,967         4,131,268
 * iGATE Capital Corp.                                                 346,700         1,386,800
 * IGI, Inc.                                                            16,400            19,024
 * Igo Escrow Share                                                     11,200                 0
 * II-VI, Inc.                                                         114,052         4,921,344
 * Illumina, Inc.                                                      234,128         1,779,373
 # ILX Resorts, Inc.                                                    15,900           184,758
 * Image Entertainment, Inc.                                           172,400         1,046,468
*# ImageWare Systems, Inc.                                               7,700            22,484
 * IMCO Recycling, Inc.                                                133,800         2,162,208
*# Immersion Corp.                                                     144,703           775,608
*# Immtech International, Inc.                                          68,600           961,086
 * Immucor, Inc.                                                       221,025         7,105,954
 * ImmunoGen, Inc.                                                     252,137         1,971,711
 * Immunomedics, Inc.                                                  340,614           957,125
 * IMPAC Medical Systems, Inc.                                          40,800           683,400
 * Impath, Inc.                                                         70,200           315,900
 * IMPCO Technologies, Inc.                                            117,200           778,208
*# Imperial Sugar Co.                                                   74,200                 0
 * Imperial Sugar Co.                                                   49,017           960,243
*# Implant Sciences Corp.                                               43,300           467,207
 * Impreso, Inc.                                                        31,500            80,609
 * Incyte Corp.                                                        399,072         4,098,469
   Independence Holding Co.                                             30,924           559,415
   Independent Bank Corp. MA                                           129,900         4,489,344
   Independent Bank Corp. MI                                           194,831         5,864,413
 * Indevus Pharmaceuticals, Inc.                                       289,343         1,999,360
 * Index Development Partners, Inc.                                      6,700             4,891
 * Indus International, Inc.                                           159,700           303,430
 * Industrial Distribution Group, Inc.                                  81,400           670,003
 * INEI Corp.                                                              800               424
   Infinity Property & Casualty Corp.                                  118,771         4,394,527
*# Infinity, Inc.                                                       57,352           364,701
*# Infocrossing, Inc.                                                  116,800         1,962,240
 * InFocus Corp.                                                       240,946         1,614,338
 * Informatica Corp.                                                   231,219         1,803,508
 * Information Architects Corp.                                         13,040             1,565
 * Inforte Corp.                                                        82,450           557,362
 * Infosonics Corp.                                                      9,400            31,396
 * infoUSA, Inc.                                                       340,398         3,747,782
   Ingles Market, Inc. Class A                                          71,683           916,826
 * InKine Pharmaceutical Co., Inc.                                       9,500            49,733
 * Innodata Isogen, Inc.                                               138,326           964,132
 * Innotrac Corp.                                                      156,400         1,321,580
 * Innovative Clinical Solutions, Ltd.                                   1,310                 7
 * Innovative Gaming Corp.                                                 400                 0
 * Innovative Solutions & Support, Inc.                                 23,900           731,579
 * Innovex, Inc.                                                       130,800           652,692
 * Input/Output, Inc.                                                  336,700         2,952,859
 * Insight Communications Co., Inc.                                    263,100         2,228,457
 * Insightful Corp.                                                     40,100           109,874
 * Insignia Systems, Inc.                                               58,650            72,140

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Insite Vision, Inc.                                                 179,500   $       118,470
 * Insituform Technologies, Inc. Class A                               166,460         3,885,176
*# Insmed, Inc.                                                        202,882           318,525
 * Inspire Pharmaceuticals, Inc.                                       263,104         4,712,193
 * Insurance Auto Auctions, Inc.                                       104,800         2,325,512
 * InsWeb Corp.                                                         12,966            32,026
   Integra Bank Corp.                                                  107,446         2,458,364
   Integral Systems, Inc.                                              118,700         2,372,813
 * Integral Vision, Inc.                                                21,100            30,595
 * IntegraMed America, Inc.                                             19,600           137,396
*# Integrated Biopharma, Inc.                                           66,500           472,815
 * Integrated Electrical Services, Inc.                                278,800           841,976
 * Integrated Information Systems, Inc.                                  3,320               432
 * Integrated Silicon Solution, Inc.                                   218,231         1,671,649
*# Intelli-Check, Inc.                                                  63,700           257,985
 * Intellidata Technologies Corp.                                      132,835            51,806
 * Intelligent Systems Corp.                                            38,100            87,630
 * Intelligroup, Inc.                                                  116,800           158,848
*# Intellisync Corp.                                                   318,714           573,685
   Inter Parfums, Inc.                                                 168,600         2,820,678
 * Interactive Intelligence, Inc.                                       90,006           391,526
   Interchange Financial Services Corp.                                 74,265         1,982,876
 * Interep National Radio Sales, Inc.                                    1,300             1,040
 * Interface, Inc. Class A                                             276,468         2,737,033
 * Interferon Scientific, Inc.                                          13,480               438
 * Interland, Inc.                                                     101,900           319,966
 * Interlink Electronics, Inc.                                          82,000           735,540
 * Intermagnetics General Corp.                                        229,372         6,759,593
   Intermet Corp.                                                      220,200            28,626
 * InterMune, Inc.                                                     204,289         2,535,226
   International Aluminum Corp.                                         18,500           608,650
 * International Microcomputer Software,
     Inc.                                                                4,200             4,326
 * International Shipholding Corp.                                      51,200           767,488
 * Internet Commerce Corp.                                              13,900            18,765
*# Interpharm Holdings, Inc.                                           119,800           365,390
 * Interphase Corp.                                                     62,700           438,900
   Interpool, Inc.                                                     112,600         2,404,010
 # Interstate Bakeries Corp.                                           238,400         1,376,760
 * Interstate Hotels & Resorts, Inc.                                   205,150           974,463
   Inter-Tel, Inc.                                                     146,894         4,160,038
 * Intervoice, Inc.                                                    224,338         2,916,394
 * Interwoven, Inc.                                                    244,829         2,374,841
 * Intest Corp.                                                         29,200           141,620
 * Intevac, Inc.                                                       108,100           762,105
 * IntraBiotics Pharmaceuticals, Inc.                                   50,457           185,177
 * Intrado, Inc.                                                       109,900         1,485,848
 * Intraware, Inc.                                                       4,500             5,220
*# Introgen Therapeutics, Inc.                                         165,087         1,152,307
 * Intrusion, Inc.                                                      20,825            30,009
 * Intuitive Surgical, Inc.                                                  1                36
 * Inverness Medical Innovations, Inc.                                   2,955            71,807
 * Investment Technology Group, Inc.                                   242,800         4,069,328
 * INVESTools, Inc.                                                     24,150            69,794
   Investors Title Co.                                                  19,800           694,089
 * Iomed, Inc.                                                          40,800            97,920
 * Iomega Corp.                                                        322,791         1,468,699
 * Ion Networks, Inc.                                                      800               207
*# Ionatron, Inc.                                                      133,700         1,283,520
*# Ionics, Inc.                                                        131,200         5,669,152
 * iPass, Inc.                                                         162,100         1,052,029
*# IPIX Corp.                                                            2,000   $        13,000
 * Iridex Corp.                                                         56,300           229,141
 * IRIS International, Inc.                                             99,750           822,040
 * Isis Pharmaceuticals, Inc.                                          350,798         1,655,767
*# Island Pacific, Inc.                                                 41,900            16,760
 * Isle of Capri Casinos, Inc.                                         195,300         4,790,709
*# Isolagen, Inc.                                                      211,400         1,604,526
 * Ista Pharmaceuticals, Inc.                                          111,000         1,111,110
 * ITLA Capital Corp.                                                   51,800         2,829,834
 * Itron, Inc.                                                         154,100         3,336,265
 * iVillage, Inc.                                                      216,505         1,027,316
 * Ixia                                                                345,984         4,878,374
 * IXYS Corp.                                                          204,568         1,900,437
 * J & J Snack Foods Corp.                                              83,200         3,905,408
 * J Net Enterprises, Inc.                                              75,975           201,334
 * J. Alexander's Corp.                                                104,700           738,135
 * J. Jill Group, Inc.                                                 168,450         2,909,132
*# j2 Global Communication, Inc.                                       125,100         4,359,735
 * Jaclyn, Inc.                                                         20,027           133,180
 * Jaco Electronics, Inc.                                               63,009           272,831
 * Jacuzzi Brands, Inc.                                                415,922         3,884,711
 * Jakks Pacific, Inc.                                                 157,156         2,926,245
 * JDA Software Group, Inc.                                            172,911         2,268,592
 * Jennifer Convertibles, Inc.                                          41,000           127,100
   JLG Industries, Inc.                                                235,800         4,102,920
 * JMAR Industries, Inc.                                               189,000           277,830
 * Jo-Ann Stores, Inc.                                                  73,200         2,014,464
 * Johnson Outdoors, Inc.                                               52,800         1,068,144
*# Jos. A. Bank Clothiers, Inc.                                        102,937         2,707,243
 * JPS Industries, Inc.                                                 24,500            91,753
 * Jupitermedia Corp.                                                  193,336         3,242,245
 * K-Tron International, Inc.                                           55,500         1,393,050
 * K2, Inc.                                                            304,263         5,135,959
 * Kadant, Inc.                                                         84,800         1,717,200
   Kaman Corp. Class A                                                 136,999         1,643,988
 * Katy Industries, Inc.                                                76,100           410,940
 * KBK Capital Corp.                                                     9,600             7,200
 * KCS Energy, Inc.                                                    302,000         4,327,660
 * Keith Companies, Inc.                                                18,300           312,015
   Keithley Instruments, Inc.                                           87,200         1,649,824
 * Kendle International, Inc.                                           98,600           817,394
 * Kennedy-Wilson, Inc.                                                 76,600           549,605
   Kenneth Cole Productions, Inc.
     Class A                                                            75,900         2,240,568
*# Kensey Nash Corp.                                                   122,700         3,835,602
 * Kent Financial Services, Inc.                                        50,712           138,393
*# Kera Vision, Inc.                                                    44,500                89
   Kewaunee Scientific Corp.                                            19,400           176,346
 * Key Technology, Inc.                                                 36,000           343,080
 * Key Tronic Corp.                                                     96,300           305,271
 * Keynote Systems, Inc.                                                64,500           821,085
 * Keystone Automotive Industries, Inc.                                141,700         3,320,031
 * Keystone Consolidated Industries,
     Inc.                                                               11,000               660
 * Kforce, Inc.                                                        232,206         2,781,828
*# KFX, Inc.                                                           426,400         6,421,584
   Kimball International, Inc. Class B                                  63,042           939,326
 * Kirkland's, Inc.                                                     59,700           573,120
   Knape & Vogt Manufacturing Co.                                       27,588           342,643
 * Koala Corp.                                                          83,500             7,933
 * Komag, Inc.                                                         171,440         2,871,620

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Kopin Corp.                                                         437,110   $     1,774,667
 * Korn/Ferry International                                            200,800         3,740,904
 * Kosan Biosciences, Inc.                                             233,902         1,506,329
   Koss Corp.                                                           84,000         1,680,000
*# Krause's Furniture, Inc.                                             23,000                 2
 * Krispy Kreme Doughnuts, Inc.                                         20,800           209,456
   Kronos Worldwide, Inc.                                                   56             2,570
 * Kulicke & Soffa Industries, Inc.                                    317,805         2,377,181
 * KVH Industries, Inc.                                                 91,000           919,100
 * La Jolla Pharmceutical Co.                                          463,700           653,817
 * LaBarge, Inc.                                                       211,950         2,543,400
 * LabOne, Inc.                                                        106,123         3,199,608
 * Labor Ready, Inc.                                                   253,700         4,028,756
 * LaBranche & Co., Inc.                                               136,500         1,093,365
   Laclede Group, Inc.                                                 125,400         4,037,880
 * LaCrosse Footwear, Inc.                                              20,400           200,940
 * Ladish Co., Inc.                                                    115,500         1,273,965
   Lakeland Bancorp, Inc.                                               11,250           204,188
 * Lakeland Industries, Inc.                                            24,079           473,152
 * Lakes Entertainment, Inc.                                           148,800         2,075,760
   Lance, Inc.                                                         240,521         4,483,311
 * Lancer Corp.                                                         94,525         1,114,450
   Landauer, Inc.                                                       82,000         3,803,160
 * Landec Corp.                                                        143,900           903,692
   Landry's Restaurants, Inc.                                            3,400           100,470
 * Lannet Co., Inc.                                                    143,370         1,330,474
 * Lantronix, Inc.                                                      15,000            14,700
*# Large Scale Biology Corp.                                            24,560            26,525
*# LaserCard Corp.                                                     104,450         1,038,233
 * Laserscope                                                          131,594         4,279,437
 * Lattice Semiconductor Corp.                                          27,500           146,795
   Lawson Products, Inc.                                                 4,900           239,365
 * Lawson Software, Inc.                                                72,330           446,999
 * Layne Christensen Co.                                               159,000         3,084,600
 * Lazare Kaplan International, Inc.                                    67,400           667,260
   LCA-Vision, Inc.                                                     84,657         2,776,750
 * LCC International, Inc. Class A                                     122,800           625,052
 * Learning Care Group, Inc.                                            31,700            96,685
 * Learning Tree International, Inc.                                   106,395         1,396,966
 * LeCroy Corp.                                                         85,200         1,824,132
 * Lectec Corp.                                                         25,637            26,278
   Leesport Financial Corp.                                                525            11,981
 * Lesco, Inc.                                                          87,900         1,054,800
*# Level 8 Systems, Inc.                                                26,400             1,901
   Levitt Corp. Class A                                                115,900         2,979,789
*# Lexar Media, Inc.                                                   111,300           878,157
 * Lexicon Genetics, Inc.                                              558,005         3,922,775
   Libbey, Inc.                                                         86,600         1,816,002
 * Liberate Technologies, Inc.                                          47,200           106,436
   Liberty Homes, Inc. Class A                                             200             1,005
 * Lifecell Corp.                                                      178,228         1,842,878
 * Lifecore Biomedical, Inc.                                           116,800         1,192,528
 * Lifeline Systems, Inc.                                               74,000         2,001,700
   Lifetime Hoan Corp.                                                  89,052         1,210,217
 * Ligand Pharmaceuticals, Inc.
     Class B                                                             7,500            84,000
 * Lightbridge, Inc.                                                   154,680           725,449
 * Lightning Rod Software, Inc.                                          2,180             2,943
 * LightPath Technologies, Inc.                                          8,650            35,898
   Lindsay Manufacturer Co.                                             74,100         2,085,174
 * Lionbridge Technologies, Inc.                                        60,086           331,074
*# Lipid Sciences, Inc.                                                155,400   $       717,948
*# Liquidmetal Technologies, Inc.                                      106,651           228,766
   Lithia Motors, Inc. Class A                                          94,700         2,403,486
 * LMI Aerospace, Inc.                                                   3,700            27,343
 # LNB Bancorp, Inc.                                                     1,000            20,030
 * Lodgenet Entertainment Corp.                                        111,061         1,712,561
 * Lodgian, Inc.                                                           498             5,284
 * Logic Devices, Inc.                                                  45,800            61,372
 * LogicVision, Inc.                                                    94,450           195,512
 * Logility, Inc.                                                      135,600           560,028
 * LoJack Corp.                                                        152,600         1,605,352
   Lone Star Steakhouse & Saloon, Inc.                                 127,334         3,436,745
   Longview Fibre Co.                                                  265,600         4,616,128
 * LookSmart, Ltd.                                                     157,833           313,930
 * LOUD Technologies, Inc.                                             112,900           220,155
   Lowrance Electronics, Inc.                                           20,439           625,638
   LSB Bancshares, Inc.                                                 35,571           599,371
   LSB Corp.                                                            16,200           299,052
   LSI Industries, Inc.                                                260,130         2,585,692
 * LTX Corp.                                                           124,300           887,502
 * Luby's, Inc.                                                        151,550         1,082,067
   Lufkin Industries, Inc.                                              46,100         1,855,986
 * Luminex Corp.                                                       193,648         1,744,768
 * Lydall, Inc.                                                        141,300         1,579,734
 * Lynch Corp.                                                          29,500           413,000
 * Lynch Interactive Corp.                                              59,200         1,802,640
 * M&F Worldwide Corp.                                                 168,000         2,192,400
 * M-Wave, Inc.                                                          3,000             4,260
   M/I Homes, Inc.                                                     126,500         5,719,065
*# Mace Security International, Inc.                                    26,700           150,855
 * Mac-Gray Corp.                                                      116,200           888,930
 * Madden (Steven), Ltd.                                               123,500         2,329,210
 * Magic Lantern Group, Inc.                                            11,700             4,797
 * Magma Design Automation, Inc.                                       217,805         2,953,436
 * Magna Entertainment Corp.                                            15,800            94,800
 * Magnetek, Inc.                                                      208,000         1,374,880
 * MAI Systems Corp.                                                     2,807               449
   Main Street Banks, Inc.                                             119,515         3,786,235
 * Main Street Restaurant Group, Inc.                                   98,525           142,861
   Maine & Maritimes Corp.                                              29,300           747,150
 * MAIR Holdings, Inc.                                                 117,647         1,082,352
 * Major Automotive Companies, Inc.                                      3,350             2,680
 * Management Network Group, Inc.                                       59,799           118,402
 * Manatron, Inc.                                                          115               920
 * Manchester Technologies, Inc.                                        83,700           410,130
 * Manhattan Associates, Inc.                                            1,400            34,020
 # Mannatech, Inc.                                                       5,200           119,600
*# Manning (Greg) Auctions, Inc.                                        50,600           580,382
 * Manugistic Group, Inc.                                              430,100         1,182,775
 * MAPICS, Inc.                                                        220,279         2,141,112
 * Mapinfo Corp.                                                       123,750         1,478,813
   Marine Products Corp.                                                68,670         1,799,154
 * MarineMax, Inc.                                                      98,976         2,909,894
 * Marisa Christina, Inc.                                               69,100            85,684
   Maritrans, Inc.                                                      47,700           860,985
 * MarketWatch, Inc.                                                   155,274         2,816,670
   MarkWest Hydrocarbon, Inc.                                           73,931         1,298,228
 * Marlton Technologies, Inc.                                           52,900            37,030
   Marsh Supermarkets, Inc. Class A                                     17,700           210,453
   Marsh Supermarkets, Inc. Class B                                     29,800           381,142
 * Marten Transport, Ltd.                                              118,800         2,607,660

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Martha Stewart Living Omnimedia,
     Inc.                                                              104,100   $     2,458,842
   MASSBANK Corp.                                                       31,399         1,164,903
 * Mastec, Inc.                                                        297,800         2,498,542
 * Material Sciences Corp.                                             131,800         2,203,696
 * Matria Healthcare, Inc.                                              89,875         3,145,625
*# Matritech, Inc.                                                     257,800           257,800
 * Matrix Bancorp, Inc.                                                 29,500           354,000
 * Matrix Service Co.                                                  150,600         1,121,970
 * MatrixOne, Inc.                                                     317,600         2,099,336
 * Matrixx Initiatives, Inc.                                            91,900         1,258,111
 * Mattson Technology, Inc.                                            309,648         2,895,209
 * Maui Land & Pineapple Co., Inc.                                      35,500         1,157,300
 * Max & Erma's Restaurants, Inc.                                       20,844           277,746
 * Maxco, Inc.                                                          18,800            65,612
   Maxcor Financial Group, Inc.                                         42,621           387,851
*# Maxim Pharmaceuticals, Inc.                                         165,494           481,588
 * Maximus, Inc.                                                       132,300         4,144,959
 * Maxwell Technologies, Inc.                                          100,192         1,076,062
 * Maxxam, Inc.                                                         20,500           614,795
 * Maxygen, Inc.                                                       218,301         2,202,657
   Mayflower Co-Operative Bank
     Middleboro                                                            450             8,066
 * Mayor's Jewelers, Inc.                                              160,400           101,052
 * Mays (J.W.), Inc.                                                     2,700            38,543
   MBT Financial Corp.                                                  52,652         1,255,750
 * McDATA Corp.                                                         98,656           557,406
   MCG Capital Corp.                                                     2,900            49,300
   McGrath Rentcorp.                                                    76,200         3,220,212
 * McMoran Exploration Co.                                             147,300         2,311,137
   McRae Industries, Inc. Class A                                        9,100           127,400
*# MCSi, Inc.                                                            2,000                10
 * MDI, Inc.                                                           108,300            95,304
 * Meade Instruments Corp.                                             118,660           376,152
 * Meadow Valley Corp.                                                  22,900            61,029
 * Meadowbrook Insurance Group, Inc.                                   129,600           657,072
 * Measurement Specialties, Inc.                                        78,500         2,002,535
 * Medallion Finanacial Corp.                                            3,800            35,682
*# Medarex, Inc.                                                       185,361         2,020,435
 * MedCath Corp.                                                        61,011         1,325,159
*# Med-Design Corp.                                                     86,920           105,173
 * Media Services Group, Inc.                                              452             6,514
*# MediaBay, Inc.                                                       28,700            31,857
*# Medialink Worldwide, Inc.                                            49,800           155,326
 * Medical Action Industries, Inc.                                      89,200         1,764,376
 * Medical Staffing Network Holdings,
     Inc.                                                              187,400         1,613,514
 * Medicore, Inc.                                                       45,000           301,950
*# Medifast, Inc.                                                       68,500           235,640
 * MedQuist, Inc.                                                      133,500         1,618,688
 * MEDTOX Scientific, Inc.                                              32,372           250,883
 * Memry Corp.                                                          10,000            28,000
   Mercantile Bank Corp.                                                 2,625           107,100
   Merchants Bancshares, Inc.                                           47,100         1,398,870
   Merchants Group, Inc.                                                15,700           380,725
   Mercury Air Group, Inc.                                              33,508           132,357
 * Mercury Computer Systems, Inc.                                      129,982         4,094,433
*# Merge Technologies, Inc.                                             80,651         1,554,145
   Meridian Bioscience, Inc.                                           139,300         2,305,415
 * Meridian Resource Corp.                                             487,672         3,330,800
 * Merisel, Inc.                                                             5                24
 * Merit Medical Systems, Inc.                                         204,306   $     2,320,916
 * Merix Corp.                                                         116,400         1,266,432
 * Merrimac Industries, Inc.                                            14,265           131,238
 * Mesa Air Group, Inc.                                                331,800         2,329,236
   Mesa Laboratories, Inc.                                              27,800           326,650
 * Mestek, Inc.                                                        115,650         2,095,578
 * Meta Group, Inc.                                                    104,600           556,472
 * Metal Management, Inc.                                               65,900         1,731,852
 * Metals USA, Inc.                                                    123,378         2,313,338
 * MetaSolv, Inc.                                                      234,772           572,844
   Methode Electronics, Inc.                                            73,100           964,920
   Met-Pro Corp.                                                       146,886         1,938,895
 * Metris Companies, Inc.                                              355,894         4,121,253
 * Metro One Telecommunications, Inc.                                  120,500           202,440
   MetroCorp. Bancshares, Inc.                                          23,000           497,950
 * Metrologic Instruments, Inc.                                        133,633         2,730,122
   MFB Corp.                                                             8,500           240,550
 * MFRI, Inc.                                                           31,800           222,600
   MGE Energy, Inc.                                                    121,747         4,195,402
   MGP Ingredients, Inc.                                               151,200         1,412,208
 * Michael Anthony Jewelers, Inc.                                       64,100           131,726
 * Micro Component Technology, Inc.                                     68,432            44,481
 * Micro Linear Corp.                                                  109,300           503,873
 * Micro Therapeutics, Inc.                                            209,029           831,935
 * MicroFinancial, Inc.                                                 30,300           118,473
 * Micromuse, Inc.                                                      97,737           513,901
 * Microsemi Corp.                                                     106,570         1,896,946
 * MicroStrategy, Inc.                                                   2,263           146,077
 * Microtek Medical Holdings, Inc.                                     375,445         1,531,816
 * Microtune, Inc.                                                      88,200           527,436
*# Microvision, Inc.                                                   132,741         1,010,159
 * Midas, Inc.                                                          99,400         1,919,414
   Middleby Corp.                                                       97,100         5,575,482
   Middlesex Water Co.                                                  56,000         1,114,400
   Midland Co.                                                          88,200         2,804,760
   Mid-State Bancshares                                                142,065         4,239,220
*# Midway Games, Inc.                                                   14,900           161,516
 * Midwest Air Group, Inc.                                             119,800           359,400
   Midwest Banc Holdings, Inc.                                         110,706         2,555,094
 * Mikohn Gaming Corp.                                                 136,500         1,112,475
 * Milacron, Inc.                                                      429,434         1,284,008
*# Milestone Scientific, Inc.                                           27,100            46,070
*# Millennium Cell, Inc.                                               179,600           163,436
 * Miller Industries, Inc.                                              32,700           360,027
 * MIM Corp.                                                           132,800           859,216
 * Mindspeed Technologies, Inc.                                         95,800           239,500
 * MIPS Technologies, Inc.                                             256,892         2,247,805
 * Misonix, Inc.                                                        41,100           259,341
 * Mission Resources Corp.                                             251,782         1,563,566
 * Mitcham Industries, Inc.                                             90,200           676,500
 * Mitek Systems, Inc.                                                  22,300            10,704
 * Mity Enterprises, Inc.                                               40,550           606,223
 * Mobile Mini, Inc.                                                    91,800         2,780,622
 * Mobility Electronics, Inc.                                          174,250         1,691,968
 * Mobius Management Systems, Inc.                                     174,400         1,395,200
   Mocon, Inc.                                                          72,775           672,441
 * Mod-Pac Corp.                                                        18,340           221,914
 * Mod-Pac Corp. Class B                                                 6,877            83,212
 * Modtech Holdings, Inc.                                              106,312           867,506
 * Moldflow Corp.                                                       66,032           924,448
 * Molecular Devices Corp.                                             131,366         2,762,627

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Monaco Coach Corp.                                                  181,700   $     3,615,830
 * Monarch Casino & Resort, Inc.                                        72,500         2,531,700
 * Mondavi (Robert) Corp. Class A                                       53,326         3,002,254
 * Monolithic System Technology, Inc.                                  146,067           682,133
 * Monro Muffler Brake, Inc.                                            83,397         2,047,396
 * Monterey Pasta Co.                                                  135,300           432,960
 * Moore Handley, Inc.                                                   1,500             4,838
 * Morgan Group Holding Co.                                              3,300               285
 * Morgan's Foods, Inc.                                                    600               480
 * Moscow CableCom Corp.                                                15,000            95,250
 * Mossimo, Inc.                                                       149,150           538,432
 * Mothers Work, Inc.                                                   31,100           400,879
 * Motorcar Parts of America, Inc.                                      24,500           179,708
   Movado Group, Inc.                                                  185,800         3,418,720
   Movie Gallery, Inc.                                                 255,175         4,447,700
 * MRO Software, Inc.                                                  154,856         1,989,900
 * MRV Communications, Inc.                                            644,140         2,485,736
 * MSC.Software Corp.                                                  171,500         1,630,965
 * MTC Technologies, Inc.                                               58,200         1,789,068
*# MTI Technology Corp.                                                  3,300             6,402
 * MTM Technologies, Inc.                                               44,200           185,640
 * MTR Gaming Group, Inc.                                              176,109         1,771,657
   MTS Systems Corp.                                                   188,648         5,725,467
   Mueller (Paul) Co.                                                   26,300           782,162
 * Multi-Color Corp.                                                    30,600           498,780
*# Multimedia Games, Inc.                                              189,709         2,481,394
   MutualFirst Financial, Inc.                                           2,900            68,295
   Myers Industries, Inc.                                              202,247         2,291,459
 * Mykrolis Corp.                                                      258,500         3,169,210
 * Myriad Genetics, Inc.                                               189,955         3,654,734
 * Nabi Biopharmaceuticals                                              10,299           148,306
   NACCO Industries, Inc. Class A                                        6,500           711,685
*# Nanogen, Inc.                                                       206,667           927,935
 * Nanometrics, Inc.                                                    76,321         1,241,743
*# Nanophase Technologies Corp.                                        119,400           736,698
*# Napco Security Systems, Inc.                                        146,760         1,452,924
   Nara Bancorp, Inc.                                                  144,579         3,001,460
   Nash Finch Co.                                                       91,400         3,391,854
 * Nashua Corp.                                                         54,500           572,250
 * Nassda Corp.                                                        101,521           434,510
*# Nastech Pharmaceutical Co., Inc.                                     83,546         1,268,228
 * NATCO Group, Inc. Class A                                           163,600         1,387,328
 * Nathan's Famous, Inc.                                                52,600           439,210
   National Beverage Corp.                                             213,800         2,011,858
 * National Dentex Corp.                                                27,400           715,414
   National Home Health Care Corp.                                      24,566           282,263
 * National Medical Health Card
     Systems, Inc.                                                      32,221           689,207
 * National Patent Development Corp.                                   109,400           188,168
 * National Research Corp.                                              52,200           835,200
 * National RV Holdings, Inc.                                          102,650           998,785
   National Security Group, Inc.                                        12,600           278,019
 * National Technical Systems, Inc.                                     83,600           443,916
 * National Western Life Insurance Co.
     Class A                                                             2,600           421,694
 * Natrol, Inc.                                                         99,700           336,986
 * Natural Alternatives International,
     Inc.                                                               48,800           458,720
 * Nature Vision, Inc.                                                     500             3,245
   Nature's Sunshine Products, Inc.                                    153,100         2,562,894
 * Natus Medical, Inc.                                                 107,432           773,510
 # Nautilus Group, Inc.                                                193,950   $     4,226,171
 * Navarre Corp.                                                       165,600         2,820,168
 * Navidec, Inc.                                                         2,616            11,249
 * Navigant International, Inc.                                         96,400         1,058,472
 * Navigators Group, Inc.                                               69,017         1,949,730
   NBT Bancorp, Inc.                                                   101,441         2,575,587
 * NCI Building Systems, Inc.                                          117,700         4,366,670
   NDCHealth Corp.                                                     222,300         4,197,024
   Nelson (Thomas), Inc.                                               126,800         3,131,960
 * Neoforma, Inc.                                                      156,824         1,165,202
 * Neogen Corp.                                                         53,625         1,160,445
 * NeoMagic Corp.                                                      165,869           140,989
 * NEON Systems, Inc.                                                   14,800            54,464
 * Neopharm, Inc.                                                      144,464         1,683,006
 * NeoRx Corp.                                                             200               350
 * Neose Technologies, Inc.                                            153,147         1,070,498
 * Neoware Systems, Inc.                                                98,050           858,918
 * NES Rentals Holdings, Inc.                                              245             2,707
 * Net Perceptions, Inc.                                                13,400            12,194
 * Net2Phone, Inc.                                                     275,821           946,066
   NetBank, Inc.                                                       112,237         1,152,674
*# Netflix, Inc.                                                        21,400           243,532
 * Netguru, Inc.                                                        46,800            56,628
 * NetIQ Corp.                                                         175,424         2,152,452
 * NetManage, Inc.                                                      49,128           280,030
 * Netopia, Inc.                                                       129,756           395,756
 * NetRatings, Inc.                                                    198,200         3,964,000
 * Netscout System, Inc.                                               188,532         1,427,187
 * Network Engines, Inc.                                               193,812           451,582
 * Network Equipment Technologies, Inc.                                167,500         1,592,925
*# Network Plus Corp.                                                   10,000                 8
*# Neurobiological Technologies, Inc.                                   14,600            62,619
 * Neurogen Corp.                                                      285,332         2,496,655
   Nevada Chemicals, Inc.                                                  400             2,812
 * Nevada Gold & Casinos, Inc.                                          81,050           889,929
 * New Brunswick Scientific Co., Inc.                                   75,600           408,240
 * New Century Equity Holdings Corp.                                     2,500               825
   New Hampshire Thrift Bancshares,
     Inc.                                                                1,600            46,608
 * New Horizons Worldwide, Inc.                                         79,875           277,965
 * NewMarket Corp.                                                     103,800         1,991,922
   NewMil Bancorp, Inc.                                                 44,100         1,327,851
 * Newpark Resources, Inc.                                             520,300         2,976,116
 * Newport Corp.                                                       109,015         1,345,245
 * Newtek Business Services, Inc.                                      155,452           638,130
   Niagara Corp.                                                        75,500           600,225
 * NIC, Inc.                                                           427,248         1,963,205
 * Nitches, Inc.                                                        11,213            73,658
 * NMS Communications Corp.                                            288,728         1,844,394
 * NMT Medical, Inc.                                                    90,000           381,600
   NN, Inc.                                                            132,600         1,689,324
 * Nobel Learning Communities, Inc.                                     49,600           359,600
   Nobility Homes, Inc.                                                 43,800           946,080
   Noble International, Ltd.                                            56,932         1,122,187
 * Noel Group, Inc.                                                     43,600               283
 # Noland Co.                                                              700            30,226
 * Norstan, Inc.                                                        94,700           362,701
 * North America Galvanizing &
     Coatings, Inc.                                                     56,500           109,610
 * North American Scientific, Inc.                                      95,800           431,100
   North Central Bancshares, Inc.                                       17,500           679,438

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
   North Pittsburgh Systems, Inc.                                       93,027   $     2,334,047
   Northeast Bancorp                                                    12,600           286,020
   Northeast Pennsylvania Financial
     Corp.                                                               3,250            55,218
   Northern Technologies International
     Corp.                                                              26,400           192,720
*# Northfield Laboratories, Inc.                                       132,700         2,481,490
 * Northland Cranberries, Inc.                                             400               324
   Northrim BanCorp, Inc.                                               34,939           796,616
 * Northwest Pipe Co.                                                   47,500           907,250
 * NovaMed, Inc.                                                       130,443           619,604
 * Novatel Wireless, Inc.                                               47,094           991,800
 * Novavax, Inc.                                                       236,867           810,085
 * Noven Pharmaceuticals, Inc.                                         145,089         2,652,227
 * Novoste Corp.                                                        88,200           119,070
 * NPS Pharmaceuticals, Inc.                                            10,300           184,473
 * NS Group, Inc.                                                      170,000         3,767,200
 * NTN Communications, Inc.                                            327,791           904,703
 * Nu Horizons Electronics Corp.                                       110,650           918,506
*# Nucentrix Broadband Networks, Inc.
     Escrow Shares                                                     114,500                 0
 * NuCo2, Inc.                                                          71,300         1,768,240
   NUI Corp.                                                           111,493         1,527,454
 * NumereX Corp. Class A                                               102,700           490,906
 * Nutraceutical International Corp.                                    72,410         1,160,732
*# Nutri/System, Inc.                                                   12,500            31,125
 * Nutrition 21, Inc.                                                    5,485             5,485
 * Nuvelo, Inc.                                                        181,512         1,769,742
   NWH, Inc.                                                            14,700           219,765
 * NYFIX, Inc.                                                         167,298         1,069,034
   NYMAGIC, Inc.                                                        71,100         1,744,083
 * O'Charleys, Inc.                                                    127,575         2,423,925
 * O.I. Corp.                                                           25,700           277,020
   Oak Hill Financial, Inc.                                             12,200           464,698
 * Obie Media Corp.                                                     35,000           239,750
*# OCA, Inc.                                                           310,600         1,776,632
   OceanFirst Financial Corp.                                           81,370         2,063,543
 * Ocwen Financial Corp.                                               388,903         3,628,465
 * Odd Job Stores, Inc.                                                 86,200           193,950
 * Odyssey Healthcare, Inc.                                             81,746         1,091,309
 * Odyssey Marine Exploration, Inc.                                     42,400           114,480
 * Offshore Logistics, Inc.                                            119,741         4,538,184
*# Oglebay Norton Co.                                                    6,000             1,737
   Ohio Art Co.                                                          3,600            22,230
   Oil-Dri Corp. of America                                             56,300           900,800
 * Old Dominion Freight Line, Inc.                                     162,900         5,106,915
 * Olympic Steel, Inc.                                                  73,100         1,973,700
 * Omega Protein Corp.                                                 175,600         1,476,796
*# OMNI Energy Services Corp.                                           69,330           203,137
 * Omnicell, Inc.                                                      154,308         1,658,811
 * Omnova Solutions, Inc.                                               55,700           318,047
 * Omtool, Ltd.                                                         30,770           254,160
 * On Assignment, Inc.                                                 144,275           753,116
 * On2 Technologies, Inc.                                               28,600            15,158
 * One Price Clothing Stores, Inc.                                      22,414                67
*# Oneida, Ltd.                                                        103,200           261,096
 * Online Resources Corp.                                              112,306           791,757
   Onyx Acceptance Corp.                                                62,500         1,741,875
 * ONYX Software Corp.                                                  90,284           297,034
 * Opent Technologies, Inc.                                            124,755         1,077,883
 * OpenTV Corp.                                                        159,125           639,683
 * Openwave Systems, Inc.                                                9,319   $       122,824
 * Opinion Research Corp.                                               27,500           173,663
 * Oplink Communications, Inc.                                         183,800           376,790
*# Opsware, Inc.                                                       280,986         1,924,754
 * OPTi, Inc.                                                          118,200           170,208
 * Optical Cable Corp.                                                  32,605           176,719
 * Optical Communication Products,
     Inc.                                                              166,385           362,719
 * Optical Sensors, Inc.                                                 1,133             3,682
   Option Care, Inc.                                                   132,564         2,282,752
 * OraSure Technologies, Inc.                                          276,099         1,976,869
 * Orbit International Corp.                                            11,666            96,594
 * Orbital Sciences Corp.                                              319,700         4,156,100
 * Orchid Biosciences, Inc.                                            138,734         1,485,841
 * Oregon Steel Mills, Inc.                                            212,000         3,811,760
 * Orleans Homebuilders, Inc.                                          107,800         1,984,598
 * Orphan Medical, Inc.                                                 84,635           861,584
 * Orthologic Corp.                                                    304,100         1,742,493
 * Oscient Pharmaceutical Corp.                                        376,030         1,225,858
   OshKosh B'Gosh, Inc. Class A                                         59,468         1,219,094
 * OSI Systems, Inc.                                                   104,100         2,261,052
 * Osteotech, Inc.                                                     151,125           822,120
   Otter Tail Corp.                                                     12,084           325,422
   Outlook Group Corp.                                                  36,600           260,958
 * Overland Storage, Inc.                                              107,900         1,602,315
 # Oxford Industries, Inc.                                             101,400         4,137,120
 * Oxigene, Inc.                                                       123,700           689,133
 * Oxis International, Inc.                                              8,600             4,902
 * OYO Geospace Corp.                                                   41,100           651,024
 * P & F Industries, Inc. Class A                                          600             8,850
 * P.A.M. Transportation Services, Inc.                                 60,952         1,237,326
 * Pacific Mercantile Bancorp                                            7,700           109,186
 * Pacific Premier Bancorp, Inc.                                        21,717           309,467
   Packaging Dynamics Corp.                                             32,980           471,944
 * Packeteer, Inc.                                                     204,555         2,659,215
 * Pac-West Telecomm, Inc.                                             193,400           237,882
 * Pain Therapeutics, Inc.                                             238,744         1,797,742
 * PainCare Holdings, Inc.                                             283,600           822,440
 * Palatin Technologies, Inc.                                            1,937             5,230
 * Paligent, Inc.                                                        3,063               613
 * Palm Harbor Homes, Inc.                                             133,648         2,086,245
 * PalmSource, Inc.                                                     94,017         1,489,229
 * Palomar Medical Technologies, Inc.                                   98,171         2,211,793
   Pamrapo Bancorp, Inc.                                                36,400           873,600
 * Panavision, Inc.                                                     13,000            81,250
 * Pantry, Inc.                                                        125,133         3,443,660
 * Papa John's International, Inc.                                     104,178         3,705,611
 * PAR Technology Corp.                                                 79,500           939,690
 * Paradyne Networks Corp.                                             388,950         1,509,126
 * Paragon Technologies, Inc.                                           39,425           377,297
 * Parallel Petroleum Corp.                                            157,600           877,832
 * Parexel International Corp.                                         161,124         3,323,988
   Park Bancorp, Inc.                                                      800            25,400
   Park Electrochemical Corp.                                          123,400         2,602,506
 * Parker Drilling Co.                                                 619,200         2,705,904
*# Parkervision, Inc.                                                   60,993           454,398
 * Park-Ohio Holdings Corp.                                            125,525         2,821,802
   Parkvale Financial Corp.                                             50,395         1,572,828
 * Parlex Corp.                                                         57,800           352,580
 * Parlux Fragrances, Inc.                                              90,500         1,622,665
   Partners Trust Financial Group, Inc.                                 88,538           990,740

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

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Party City Corp.                                                    110,796   $     1,417,081
 * Path 1 Network Technologies, Inc.                                    35,800           123,868
 * Pathmark Stores, Inc.                                               172,200           948,822
*# Patient Infosystems, Inc.                                               408             1,265
 * Patrick Industries, Inc.                                             44,000           485,760
 * Patriot Transportation Holding, Inc.                                 31,700         1,320,622
   PAULA Financial                                                      49,300            98,600
 * Paxson Communications Corp.                                         343,100           397,996
 * Payless Cashways, Inc.                                                2,136                 4
 * PC Connection, Inc.                                                 135,900           955,377
 * PC Mall, Inc.                                                        94,300         2,291,490
 * PC-Tel, Inc.                                                        148,300         1,196,781
 * PDF Solutions, Inc.                                                 157,420         2,025,995
 * PDI, Inc.                                                            91,094         2,119,757
 * PEC Solutions, Inc.                                                 170,118         2,413,974
 * Pediatric Services of America, Inc.                                  51,200           527,872
 * Peerless Manufacturing Co.                                           18,500           276,575
 * Peerless Systems Corp.                                              101,700           145,431
 * Peet's Coffee & Tea, Inc.                                            82,771         2,092,451
*# Pegasus Communications Corp.                                         56,640           430,464
 * Pegasus Solutions, Inc.                                             134,601         1,573,486
 * Pegasystems, Inc.                                                   213,846         1,552,522
 * Pemco Aviation Group, Inc.                                              250             6,640
 * Pemstar, Inc.                                                       146,200           223,832
   Penford Corp.                                                        54,800           920,640
   Penn Engineering & Manufacturing
     Corp. Class A                                                      67,200         1,083,936
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                  165,400         3,167,410
 * Penn Treaty American Corp.                                           68,200           122,760
   Penn Virginia Corp.                                                 116,800         5,076,128
   Penn-America Group, Inc.                                            102,900         1,523,949
   Pennfed Financial Services, Inc.                                    120,200         2,065,036
   Penns Woods Bancorp, Inc.                                               110             5,490
 * Penwest Pharmaceuticals Co.                                         128,900         1,604,805
   Peoples Bancorp, Inc.                                                   400             8,680
   Peoples Bancorp, Inc.                                                 2,310            72,372
 * Perceptron, Inc.                                                     76,350           524,525
 * Performance Technologies, Inc.                                      131,275           935,991
 * Pericom Semiconductor Corp.                                         158,841         1,394,624
 * Perini Corp.                                                        151,800         2,269,410
 * Perry Ellis International, Inc.                                      64,400         1,229,396
 * Per-Se Technologies, Inc.                                           186,372         2,570,070
 * Pervasive Software, Inc.                                            225,700           900,543
*# PetMed Express, Inc.                                                102,438           665,847
 * Petrocorp, Inc. Escrow Shares                                        37,100             2,226
 * Petroleum Development Corp.                                         139,678         5,743,559
   PFF Bancorp, Inc.                                                    90,600         4,095,120
 * Pfsweb, Inc.                                                              1                 3
 * Pharmacopia Drug Discovery, Inc.                                    103,050           595,629
 * Pharmacyclics, Inc.                                                 121,881         1,270,000
*# Pharmanetics, Inc.                                                   57,500            58,075
 * PharmChem, Inc.                                                      39,500               770
*# Pharmos Corp.                                                        88,000           352,000
   Phillips-Van Heusen Corp.                                           166,200         4,537,260
 * Phoenix Gold International, Inc.                                      3,600             3,276
 * Phoenix Technologies, Ltd.                                          151,735         1,230,571
*# PhotoMedex, Inc.                                                    197,508           444,393
 * Photon Dynamics, Inc.                                               104,000         2,293,200
 * Photronics, Inc.                                                    202,508         3,815,251
 * Physiometrix, Inc.                                                   31,500            29,610
 * Pico Holdings, Inc.                                                  83,771   $     1,726,520
   Pinnacle Bancshares, Inc.                                               700            10,640
 * Pinnacle Entertainment, Inc.                                        175,300         3,186,954
 * Pinnacle Financial Partners, Inc.                                     8,400           204,372
 * Pinnacle Systems, Inc.                                              420,353         2,194,243
 * Pioneer Drilling Co.                                                  3,700            35,705
 * Pixelworks, Inc.                                                    113,400         1,275,750
 * Pizza Inn, Inc.                                                      39,700           115,130
 * Planar Systems, Inc.                                                 93,400           995,644
 * PLATO Learning, Inc.                                                136,926           957,113
 * Play By Play Toys and Novelties, Inc.                                 1,000                 2
 * Playboy Enterprises, Inc. Class B                                   176,880         2,140,248
 * Playtex Products, Inc.                                              379,500         2,846,250
 * Plexus Corp.                                                        144,819         1,991,261
 * Plug Power, Inc.                                                    447,664         2,645,694
 * PLX Technology, Inc.                                                161,900         1,458,719
*# Plymouth Rubber Co., Inc. Class A                                       900             1,080
 * PMA Capital Corp. Class A                                           167,928         1,670,884
   Pocahontas Bancorp, Inc.                                             51,900           812,235
 * Point Therapeutics, Inc.                                              5,640            27,580
 * Point.360                                                            84,700           208,362
 * PolyOne Corp.                                                        24,200           223,366
 * Pomeroy IT Solutions, Inc.                                          105,149         1,436,335
   Pope & Talbot, Inc.                                                 100,600         1,690,080
 * Porta Systems Corp.                                                   1,490               253
 * Portal Software, Inc.                                               259,783           896,251
 * Portfolio Recovery Associates, Inc.                                  53,879         2,020,463
 * Possis Medical, Inc.                                                159,600         1,841,784
 * Powell Industries, Inc.                                              57,718           933,300
 * Power Intergrations, Inc.                                            55,300         1,091,069
   PowerCerv Corp.                                                      12,633             3,790
 * Power-One, Inc.                                                      31,564           290,073
 * Powerwave Technologies, Inc.                                        348,761         2,820,779
 * Pozen, Inc.                                                         173,597         1,204,763
 * PPT Vision, Inc.                                                     47,000            41,360
 * PRAECIS Pharmaceuticals, Inc.                                       277,047           584,569
   Preformed Line Products Co.                                           4,700           132,775
 * Premier Financial Bancorp                                             6,600            72,930
*# Premier Laser Systems, Inc.
     Class A                                                            16,400                 8
*# Pre-Paid Legal Services, Inc.                                        96,200         3,294,850
   Presidential Life Corp.                                             180,020         3,008,134
 * Presstek, Inc.                                                      215,138         2,297,674
 * Pressure BioSciences, Inc.                                           39,300           119,865
 * PRG-Schultz International, Inc.                                     382,701         2,066,585
*# Pricesmart, Inc.                                                     19,200           152,640
 * PRIMEDIA, Inc.                                                      103,000           329,600
 * Primus Telecommunications Group,
     Inc.                                                               54,635           165,544
 * Princeton Review, Inc.                                               50,400           299,376
 * Printronix, Inc.                                                     67,150         1,130,806
 * Private Business, Inc.                                                8,305            17,773
 * Procom Technology, Inc.                                              19,200            25,344
 * Progenics Pharmaceuticals, Inc.                                     105,201         1,572,755
   Programmers Paradise, Inc.                                           48,200           547,070
 * Progress Software Corp.                                              28,500           646,950
   Prosperity Bancshares, Inc.                                         137,750         3,906,590
 * Protection One, Inc.                                                 33,900             8,814
   Providence & Worcester
     Railroad Co.                                                       11,000           135,300
   Provident Bancorp, Inc.                                             113,954         1,511,030

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Provident Financial Holdings, Inc.                                   72,400   $     2,114,080
 * Proxim Corp.                                                         20,861            85,739
 * ProxyMed, Inc.                                                       26,939           188,573
 * PSS World Medical, Inc.                                             330,768         4,139,231
   Psychemedics Corp.                                                   49,039           625,247
 * Psychiatric Solutions, Inc.                                          90,841         2,956,875
 * PTEK Holdings, Inc.                                                 334,825         3,525,707
   Pulaski Financial Corp.                                              30,400           600,400
 * Pure World, Inc.                                                     66,630           113,271
 * PW Eagle, Inc.                                                       21,900            86,483
   Pyramid Breweries, Inc.                                              36,800            79,120
   QAD, Inc.                                                           211,705         1,744,449
 * QEP Co., Inc.                                                        15,000           236,400
 * QLT, Inc.                                                            83,205         1,335,440
 * QuadraMed Corp.                                                     185,337           333,607
   Quaker Chemical Corp.                                                71,700         1,735,140
   Quaker Fabric Corp.                                                 147,950           850,713
 * Quality Dining, Inc.                                                 98,900           310,546
 * Quality Systems, Inc.                                                49,600         3,045,936
 * Quantum Corp.                                                       163,900           468,754
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                   190,273         1,181,595
 * Questcor Pharmaceuticals, Inc.                                      126,400            69,520
 * QuickLogic Corp.                                                    182,000           444,080
 * Quidel Corp.                                                        256,200         1,652,490
 * Quigley Corp.                                                        64,395           520,312
 * Quinton Cardiology Systems, Inc.                                     86,260           884,165
 * Quipp, Inc.                                                          14,300           192,192
   Quixote Corp.                                                        68,200         1,429,472
*# Quokka Sports, Inc.                                                     480                 4
 * Quovadx, Inc.                                                       202,907           387,552
 * R&B, Inc.                                                            69,300         1,732,500
 * Radiant Systems, Inc.                                               251,931         1,572,049
 * Radiologix, Inc.                                                    176,100           660,375
 * RadiSys Corp.                                                       117,037         1,649,051
 * Radyne ComStream, Inc.                                               71,000           516,951
 * RailAmerica, Inc.                                                   227,866         2,916,685
 * Raindance Communictions, Inc.                                        85,300           197,043
 * Ramtron International Corp.                                         185,100           681,168
   Raven Industries, Inc.                                              356,440         7,652,767
   Raytech Corp.                                                        51,695            95,636
 * RC2 Corp.                                                           126,100         3,945,669
 * RCM Technologies, Inc.                                               91,800           468,180
*# RCN Corp.                                                             4,300               318
 * Reading International, Inc. Class A                                 142,163         1,195,591
 * Reading International, Inc. Class B                                  10,140            83,655
 * Redback Networks, Inc.                                               45,300           217,440
*# Redhook Ale Brewery, Inc.                                            62,900           220,150
   Redwood Empire Bancorp                                               60,750         1,736,843
 * Refac                                                                 8,519            36,547
   Regal-Beloit Corp.                                                  147,030         4,147,716
 * Regeneration Technologies, Inc.                                     164,984         1,534,351
 * Regeneron Pharmaceuticals, Inc.                                     253,057         2,333,186
 * Regent Communications, Inc.                                         551,100         3,146,781
 * Register.com, Inc.                                                   99,500           579,090
 * RehabCare Group, Inc.                                               100,800         2,653,056
 * Reliability, Inc.                                                   113,000            89,270
 # Reliv International, Inc.                                           101,576           829,876
 * Relm Wireless Corp.                                                  47,941            98,279
 * Remec, Inc.                                                         368,285         2,220,759
 * RemedyTemp, Inc.                                                     72,900           803,358
 * Remington Oil & Gas Corp.                                           198,160   $     5,736,732
 * Remote Dynamics, Inc.                                                 2,702             2,297
   Renaissance Learning, Inc.                                           43,280           833,573
 * Rentrak Corp.                                                       104,800         1,027,040
 * Rent-Way, Inc.                                                      168,400         1,428,032
 * Repligen Corp.                                                      250,400           605,968
 * Reptron Electronics, Inc.                                             2,178            16,008
   Republic Bancorp, Inc. Class A                                       37,380         1,037,295
 * Republic First Bancorp, Inc.                                         50,014           765,214
 * Res-Care, Inc.                                                      107,702         1,615,530
   Resource America, Inc.                                              168,780         4,967,195
 * Restoration Hardware, Inc.                                          266,000         1,353,940
 * Retail Ventures, Inc.                                               207,656         1,522,118
 * Retek, Inc.                                                         346,000         2,110,600
 * Revlon, Inc.                                                        130,704           275,785
 * Rewards Network, Inc.                                               155,050           976,815
 * Rex Stores Corp.                                                    141,475         2,489,960
 * Rexhall Industries, Inc.                                             36,400            15,652
 * RF Monolithics, Inc.                                                 83,500           786,570
   RGC Resources, Inc.                                                   4,698           113,692
   Richardson Electronics, Ltd.                                         99,200         1,106,080
 * Rigel Pharmaceuticals, Inc.                                           8,711           217,949
   Riggs National Corp.                                                156,509         3,148,961
 * Rimage Corp.                                                         92,225         1,402,742
*# Rita Medical Systems, Inc.                                          185,121           568,321
 * Riverside Group, Inc.                                                   700                 6
 * Riverstone Networks, Inc.                                             1,900             2,043
   Riverview Bancorp, Inc.                                              34,400           741,010
 * Riviera Holdings Corp.                                               22,100           596,700
 * Riviera Tool Co.                                                      7,000            17,150
 * Roadhouse Grill, Inc.                                                38,370             5,756
   Roanoke Electric Steel Corp.                                         87,400         1,572,326
   Robbins & Myers, Inc.                                                90,000         2,172,600
*# Robotic Vision Systems, Inc.                                          6,201             2,852
 * Rochester Medical Corp.                                              48,400           435,600
   Rock of Ages Corp.                                                   32,900           243,822
 * Rockford Corp.                                                       57,300           125,487
   Rock-Tenn Co. Class A                                               220,200         3,554,028
 # Rocky Mountain Chocolate Factory,
     Inc.                                                               54,390           782,128
 * Rocky Shoes & Boots, Inc.                                            34,200           711,360
 * Rofin-Sinar Technologies, Inc.                                      104,400         4,071,600
   Royal Bancshares of Pennsylvania,
     Inc. Class A                                                       15,764           457,156
   Royal Gold, Inc.                                                    163,200         2,891,904
 * Royale Energy, Inc.                                                  40,402           309,883
   RPC, Inc.                                                            76,300         2,079,175
 * RTI International Metals, Inc.                                      131,600         2,835,980
 * RTW, Inc.                                                            43,450           396,699
 * Rubio's Restaurants, Inc.                                            68,500           909,680
 * Rudolph Technologies, Inc.                                          103,773         1,660,368
 * Rural Cellular Corp. Class A                                          4,100            20,008
 * Rural/Metro Corp.                                                   110,300           380,535
 * Rush Enterprises, Inc. Class A                                       54,500           827,310
 * Rush Enterprises, Inc. Class B                                       54,500           878,540
   Russ Berrie & Co., Inc.                                             128,600         2,924,364
   Russell Corp.                                                       202,400         3,712,016
 * Ryan's Restaurant Group, Inc.                                       207,942         3,175,274
   Ryerson Tull, Inc.                                                  154,600         2,501,428
 * S&K Famous Brands, Inc.                                              24,600           394,092
 * S1 Corp.                                                            405,456         3,799,123

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Saba Software, Inc.                                                  72,699   $       307,517
 * Safeguard Scientifics, Inc.                                         585,700         1,177,257
 * SafeNet, Inc.                                                       116,574         4,157,029
 * Safety Components International, Inc.                                 1,180            16,520
 * Saga Communications, Inc. Class A                                   114,341         1,942,654
 * Salem Communications Corp.                                           96,962         2,381,387
*# Salton, Inc.                                                         70,200           428,922
 * San Filippo (John B.) & Son, Inc.                                    57,900         1,285,380
   Sanders Morris Harris Group, Inc.                                   107,611         1,641,068
   Sanderson Farms, Inc.                                               141,709         5,278,660
   Sandy Spring Bancorp, Inc.                                           89,028         3,233,497
 * Sangamo BioSciences, Inc.                                           154,232           720,263
 * SatCon Technology Corp.                                             151,700           307,951
   Saucony, Inc. Class A                                                55,300         1,365,910
   Saucony, Inc. Class B                                                57,600         1,419,264
 * Savient Pharmaceuticals, Inc.                                       254,600           560,120
 * SBA Communications Corp.                                            305,281         2,930,698
 * SBE, Inc.                                                            34,600           114,526
 * SBS Technologies, Inc.                                               95,100         1,242,006
 * ScanSoft, Inc.                                                      836,552         3,053,415
 * ScanSource, Inc.                                                     33,800         2,186,860
   Schawk, Inc.                                                        168,300         2,857,734
 * Scheid Vineyards, Inc.                                               14,500            82,795
*# Schick Technologies, Inc.                                            47,200           604,160
 * Schieb (Earl), Inc.                                                  71,500           210,925
 * Schlotzsky's, Inc.                                                   65,100             2,441
 * Schmitt Industries, Inc.                                             17,800           136,170
   Schnitzer Steel Industries, Inc.
     Class A                                                            39,811         1,502,069
 * Schuff International, Inc.                                           53,200           146,832
   Schulman (A.), Inc.                                                 184,222         3,951,562
   Schweitzer-Maudoit International, Inc.                               90,900         3,141,504
 * Sciclone Pharmaceuticals, Inc.                                      276,666         1,128,797
 * Scientific Learning Corp.                                             1,900            10,260
 * Scientific Technologies, Inc.                                        38,400           195,456
 * SCM Microsystems, Inc.                                               84,724           288,909
 * Scope Industries                                                     16,650         1,162,170
   SCPIE Holdings, Inc.                                                 19,000           189,810
 * SCS Transportation, Inc.                                             92,055         1,946,963
 * Seabulk International, Inc.                                         182,900         2,180,168
 * Seachange International, Inc.                                       170,903         2,919,023
   Seacoast Banking Corp. of Florida                                    95,749         2,108,393
 * Seattle Genetics, Inc.                                              258,503         1,765,575
 * Secom General Corp.                                                   1,000             1,230
 * Secure Computing Corp.                                              192,161         2,002,318
 * SED International Holdings, Inc.                                      6,350             5,874
 * SeeBeyond Technology Corp.                                          514,084         1,624,505
 * SEEC, Inc.                                                            1,200               270
 * Segue Software, Inc.                                                102,300           498,201
 * Selas Corp. of America                                               46,700            97,136
 * Select Comfort Corp.                                                123,239         2,401,928
 * Selectica, Inc.                                                     261,300         1,006,005
   SEMCO Energy, Inc.                                                  175,520           849,517
 * Semitool, Inc.                                                      177,600         1,591,296
 * SEMX Corp.                                                              700                88
 * Seneca Foods Corp. Class A                                              200             3,725
 * Seneca Foods Corp. Class B                                            6,800           126,786
 * Senesco Technologies, Inc.                                            6,400            20,800
 * Sequenom, Inc.                                                      156,280           139,089
 * SeraCare Life Sciences, Inc.                                         21,120           240,789
 * Serologicals Corp.                                                  154,395         3,603,579
 * ServiceWare Technologies, Inc.                                       25,300   $        11,891
 * Servotronics, Inc.                                                   24,804           105,417
 * SFBC International, Inc.                                             95,849         3,721,817
 * Shared Technologies Cellular, Inc.                                   24,600                49
 * Sharper Image Corp.                                                  95,800         1,835,528
 * Shiloh Industries, Inc.                                             121,400         1,575,772
 * Shoe Carnival, Inc.                                                 123,800         1,614,352
 * Shoe Pavilion, Inc.                                                   5,700            15,504
 * Sholodge, Inc.                                                       52,300           239,011
 * ShopKo Stores, Inc.                                                 255,600         4,570,128
 * Siebert Financial Corp.                                              42,300           131,088
   Sierra Bancorp                                                        3,900            81,900
 * SIFCO Industries, Inc.                                               45,775           192,255
*# Sigma Designs, Inc.                                                 173,500         1,566,705
 * Sigmatron International, Inc.                                        18,200           247,338
*# Silicon Graphics, Inc.                                              162,400           261,464
 * Silicon Storage Technology, Inc.                                     59,800           416,208
 * Simclar, Inc.                                                        23,400           102,960
   Simmons First National Corp.
     Class A                                                            87,599         2,540,371
 * SimpleTech, Inc.                                                    297,366         1,477,909
   Sinclair Broadcast Group, Inc.
     Class A                                                            75,544           544,672
 * Sipex Corp.                                                         211,009         1,160,550
 * Sirenza Microdevices, Inc.                                          215,038         1,092,393
*# Sirna Therapeutics, Inc.                                            231,390           714,995
 * Sitel Corp.                                                         327,100           726,162
 * Six Flags, Inc.                                                     561,400         2,728,404
 * Skechers U.S.A., Inc. Class A                                       130,900         1,519,749
   Skyline Corp.                                                        34,800         1,438,980
 * SL Industries, Inc.                                                  91,885         1,278,120
 * SM&A                                                                125,570         1,013,350
 * Smart & Final Food, Inc.                                            187,000         2,707,760
 * SmartDisk Corp.                                                         700               203
 * Smith & Wollensky Restaurant
     Group, Inc.                                                        52,300           242,672
 * Smith Micro Software, Inc.                                          121,400           851,014
 * Smithway Motor Xpress Corp.
     Class A                                                            35,000           253,750
 * Sola International, Inc.                                            196,400         4,242,240
 * Solitario Resources Corp.                                             2,937             5,169
 * Somera Communications, Inc.                                          83,100            92,241
 * Sonesta International Hotels Corp.
     Class A                                                               400             2,396
*# Sonic Foundry, Inc.                                                  95,300           169,634
 * Sonic Innovations, Inc.                                             121,385           494,037
 * Sonic Solutions, Inc.                                               144,650         2,791,745
 * SonicWALL, Inc.                                                     381,876         2,348,537
 * SonoSite, Inc.                                                       91,870         2,742,320
*# Sonus Pharmaceuticals, Inc.                                         129,700           396,882
   Sound Federal Bancorp, Inc.                                          74,621         1,134,314
 * Source Interlink Companies, Inc.                                    144,800         1,889,640
*# Source Media, Inc.                                                  154,600             1,237
 * SOURCECORP, Inc.                                                     94,676         1,574,462
   South Jersey Industries, Inc.                                        71,782         3,690,313
 * Southern Energy Homes, Inc.                                         120,525           556,826
   Southside Banchares, Inc.                                               111             2,786
 * Southwall Technologies, Inc.                                         79,100            88,592
   Southwest Bancorp, Inc.                                              70,200         1,884,870
   Southwest Water Co.                                                 109,337         1,488,077
 * Spacehab, Inc.                                                       94,200           216,660

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Span-American Medical System, Inc.                                   36,600   $       420,900
 * Spanish Broadcasting System, Inc.                                   218,122         2,331,724
 * SPAR Group, Inc.                                                      1,000             1,519
   Spartan Motors, Inc.                                                 92,900         1,103,745
 * Spartan Stores, Inc.                                                 88,759           461,547
 * Sparton Corp.                                                        84,328           819,674
 * Specialty Laboratories, Inc.                                        139,000         1,526,220
   SpectraLink Corp.                                                   163,500         2,395,275
 * Spectranetics Corp.                                                 226,102         1,098,856
 * Spectrum Control, Inc.                                              118,900           886,994
 * Spectrum Pharmaceuticals, Inc.                                        2,700            15,201
 * SpectRx, Inc.                                                        58,600            43,950
 * Spescom Software, Inc.                                               10,973             4,060
 * Spherion Corp.                                                      371,493         2,927,365
*# Spherix, Inc.                                                       103,300           302,669
 * Spire Corp.                                                         102,842           452,505
 * Sport Chalet, Inc.                                                   56,500           734,557
 * Sport Supply Group, Inc.                                             63,100           129,355
 * Sport-Haley, Inc.                                                    32,100           147,821
 * SportsLine.com, Inc.                                                 43,500            75,255
 * Sportsman's Guide, Inc.                                              42,900         1,041,612
 * SPSS, Inc.                                                           90,385         1,445,256
*# SR Telecom, Inc.                                                        162               491
 * SRI/Surgical Express, Inc.                                           34,000           177,480
 * SRS Labs, Inc.                                                      120,600           783,900
   SS&C Technologies, Inc.                                             141,896         3,177,051
 * Staar Surgical Co.                                                  134,775           799,216
 * Stage Stores, Inc.                                                   78,827         3,231,119
 * Stamps.com, Inc.                                                    140,098         2,167,316
*# Standard Automotive Corp.                                            22,100                 2
   Standard Commercial Corp.                                           104,808         1,972,487
 * Standard Management Corp.                                            69,015           248,454
 * Standard Microsystems Corp.                                         118,800         2,920,104
   Standard Motor Products, Inc.                                       121,600         1,895,744
   Standard Register Co.                                               147,600         1,942,416
   Standex International Corp.                                          76,200         2,122,170
   Stanley Furniture, Inc.                                              70,800         3,256,800
   Star Buffet, Inc.                                                    16,400            97,088
*# Star Scientific, Inc.                                               229,656         1,513,433
 * Star Struck, Ltd.                                                       500               500
 * Starbiz Restrictive Shares                                                2                 0
 * Starcraft Corp.                                                      18,191           261,041
   Starrett (L.S.) Co. Class A                                          35,900           713,692
   StarTek, Inc.                                                        89,700         2,579,772
   State Financial Services Corp.
     Class A                                                            77,532         2,287,194
*# STATS ChipPAC, Ltd.                                                 218,579         1,226,447
 * Steak n Shake Co.                                                   170,400         3,172,848
   Steel Technologies, Inc.                                             86,700         2,538,576
 * SteelCloud, Inc.                                                     75,500           150,245
 * Stein Mart, Inc.                                                    202,668         3,370,369
 * Steinway Musical Instruments, Inc.                                   79,000         2,233,330
 * Stellent, Inc.                                                      162,207         1,273,325
*# StemCells, Inc.                                                      17,500            53,375
   Stepan Co.                                                           35,200           896,544
   Stephan Co.                                                          33,500           136,010
   Sterling Bancorp                                                    249,309         8,020,271
   Sterling Bancshares, Inc.                                           278,461         4,059,961
 * Sterling Construction Co., Inc.                                       6,400            30,720
   Sterling Financial Corp.                                              2,031            59,488
   Stewart & Stevenson Services, Inc.                                  178,311         3,566,220
 * Stewart Enterprises, Inc.                                           171,663   $     1,273,739
   Stewart Information Services Corp.                                   80,100         3,496,365
 * Stifel Financial Corp.                                               57,694         1,387,541
 * Stonepath Group, Inc.                                               214,900           165,473
 * Stoneridge, Inc.                                                    170,700         2,596,347
 * StorageNetworks, Inc. Escrow
     Shares                                                             56,400             1,528
 * Stratagene Corp.                                                     51,244           351,483
 * Stratasys, Inc.                                                      64,313         2,077,310
 * Strategic Diagnostics, Inc.                                         161,000           407,330
 * Strategic Distribution, Inc.                                         27,770           315,190
 * Stratex Networks, Inc.                                              463,475           954,759
 * Stratos International, Inc.                                          57,277           232,545
 * Strattec Security Corp.                                              40,900         2,576,700
 * Stratus Properties, Inc.                                             53,750           797,650
   Stride Rite Corp.                                                   237,800         2,618,178
   Sturm Ruger & Co., Inc.                                             166,800         1,514,544
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                     127,500                 0
   Suffolk BanCorp                                                      68,400         2,269,512
   Summa Industries, Inc.                                               31,800           288,744
   Summit Bancshares, Inc.                                              32,900         1,120,245
   Summit Bank Corp.                                                     8,400           143,472
 * SumTotal Systems, Inc.                                               36,783           201,939
 * Sun Bancorp, Inc.                                                   157,954         3,925,157
 * Sun Healthcare Group, Inc.                                           33,400           250,500
   Sun Hydraulics, Inc.                                                 12,600           180,054
 * Sunair Electronics, Inc.                                             33,700           214,669
 * Suncoast Naturals, Inc.                                               2,699               513
 * Sundance Homes, Inc.                                                 21,500                75
 * SunLink Health Systems, Inc.                                         33,465           175,691
   Sunrise Telecom, Inc.                                               255,000           675,750
 * Suntron Corp.                                                        36,507           120,473
 * Superconductor Technologies, Inc.                                   220,770           185,447
*# SuperGen, Inc.                                                      280,578         2,025,773
 * Superior Consultant Holdings Corp.                                   92,000           603,520
   Superior Uniform Group, Inc.                                         86,600         1,205,472
 * Supertex, Inc.                                                       94,300         2,051,025
 * SupportSoft, Inc.                                                   263,552         1,338,844
   Supreme Industries, Inc.                                             92,283           564,772
   SureWest Communications                                              84,701         2,411,437
*# SurModics, Inc.                                                     108,638         3,270,004
 * Swift Energy Corp.                                                  149,700         4,541,898
 * Swisher International, Inc.                                           8,500            18,700
   SWS Group, Inc.                                                      70,349         1,485,067
 * Sykes Enterprises, Inc.                                             241,449         1,629,781
 * Symmetricom, Inc.                                                   378,352         4,086,202
 * Syms Corp.                                                          143,200         1,774,248
 * Synalloy Corp.                                                       87,058           848,816
*# Synaptics, Inc.                                                     128,907         4,950,029
 * Synovis Life Technologies, Inc.                                      88,200         1,045,170
 * Synplicity, Inc.                                                    113,420           637,420
   Syntel, Inc.                                                         11,058           216,516
 * Synthetech, Inc.                                                    129,700           134,888
 * Syntroleum Corp.                                                    341,598         2,367,274
   Sypris Solutions, Inc.                                              122,835         1,998,525
 * Systemax, Inc.                                                      133,200           919,080
 * T-3 Energy Services, Inc.                                             9,270            62,016
*# Tag-It Pacific, Inc.                                                 74,700           336,150
 * Taitron Components, Inc.                                             15,500            38,595
 * TALK America Holdings, Inc.                                         160,756         1,015,978

                                                                        SHARES            VALUE+
                                                                        ------            ------
   TALX Corp.                                                           84,019   $     2,470,159
   Tandy Brand Accessories, Inc.                                        56,777           811,287
 * Tanox, Inc.                                                          42,211           584,622
*# Tarantella, Inc.                                                     18,840            24,304
 * Tarrant Apparel Group                                               120,100           223,386
   Tasty Baking Co.                                                     80,500           673,785
   TB Wood's Corp.                                                      26,200           142,004
 * TBC Corp.                                                           180,300         4,808,601
 * Team, Inc.                                                           55,200           937,296
 * TeamStaff, Inc.                                                      16,600            33,034
   Tech/Ops Sevcon, Inc.                                                60,800           363,584
   Teche Holding Co.                                                     2,700           110,363
 * Technical Communications Corp.                                        7,300            48,545
   Technology Research Corp.                                            44,600           312,200
 * Technology Solutions Corp.                                           61,700            57,998
 * TechTeam Global, Inc.                                                81,200           763,280
 * Tegal Corp.                                                          41,000            53,710
*# TeleCommunication Systems, Inc.                                     152,050           462,232
 * Teleglobe International Holdings, Ltd.                               14,650            50,250
 * TeleTech Holdings, Inc.                                             311,314         3,041,538
 * Telkonet, Inc.                                                        5,900            26,727
 * Telular Corp.                                                       106,075           675,698
 * TenFold Corp.                                                         1,700             1,751
   Tennant Co.                                                          54,900         2,196,000
 * Tenneco Automotive, Inc.                                            260,400         4,036,200
 * Terayon Communication Systems,
     Inc.                                                              361,401           719,188
*# Terra Industries, Inc.                                              475,400         3,898,280
 * Tessco Technologies, Inc.                                            53,500           711,550
 * TETRA Technologies, Inc.                                            193,200         5,873,280
   Texas United Bancshares, Inc.                                           481             9,019
   TF Financial Corp.                                                   13,900           450,152
 * Thackeray Corp.                                                      69,700            66,215
 * The Banc Corp.                                                       59,108           464,589
 * The Dress Barn, Inc.                                                183,867         3,156,996
 * The Geo Group, Inc.                                                  92,800         2,139,040
 * The Hallwood Group, Inc.                                              2,653           253,468
 * The Lamson & Sessions Co.                                           144,400         1,306,820
   The Marcus Corp.                                                    117,300         2,680,305
 * The Rowe Companies                                                  120,268           607,353
 * The Sports Authority, Inc.                                          147,900         4,216,629
 * The Sports Club Co., Inc.                                           142,200           240,318
   The Topps Co., Inc.                                                 250,608         2,498,562
 * The Washtenaw Group, Inc.                                             2,000             3,180
 * Theragenics Corp.                                                   184,600           775,320
 * Therma-Wave, Inc.                                                   221,969           710,301
 * Thermwood Corp.                                                         920               764
 * TheStreet.com, Inc.                                                 227,700           990,495
 * Third Wave Technologies, Inc.                                       250,729         2,020,876
 * Thomas Group, Inc.                                                   35,100            42,120
   Thomas Industries, Inc.                                             107,600         4,215,768
 * Thoratec Corp.                                                      294,888         2,948,880
 * THQ, Inc.                                                             2,500            53,650
 * Three-Five Systems, Inc.                                            121,600           235,904
 * Tickets.com, Inc.                                                       700               525
 * Tier Technologies, Inc. Class B                                     114,600         1,011,918
   TierOne Corp.                                                       113,046         2,804,671
 * TII Network Technologies, Inc.                                       57,160            83,454
   Timberland Bancorp, Inc.                                             36,300           889,350
 * Timco Aviation Services, Inc.                                         8,568             3,084
 * Time Warner Telecom, Inc.                                            49,793           188,715
 * Tipperary Corp.                                                      76,000   $       357,960
   Titan International, Inc.                                            53,350           665,808
 * Titan Pharmaceuticals, Inc.                                         199,100           497,750
 * Titanium Metals Corp.                                                80,950         1,861,041
*# TiVo, Inc.                                                          263,409         1,240,656
 * TL Administration Corp.                                                 600                11
 * TLC Vision Corp.                                                    126,365         1,473,416
   Todd Shipyards Corp.                                                 44,600           763,998
 * Todhunter International, Inc.                                        48,800           581,696
 * Tofutti Brands, Inc.                                                  4,000            12,400
 * Tollgrade Communications, Inc.                                       78,895           843,388
   Tompkins County Trustco, Inc.                                           473            24,927
 * Too, Inc.                                                           165,900         4,213,860
*# Torch Offshore, Inc.                                                 90,900           179,891
*# Toreador Resources Corp.                                             41,700           643,431
 * Total Entertainment Restaurant
     Corp.                                                              60,431           606,727
*# Tower Automotive, Inc.                                              339,900           611,820
   Track Data Corp.                                                      3,500             2,905
 * Tradestation Group, Inc.                                            326,300         2,421,146
   Traffix, Inc.                                                       142,900           935,995
 * Trailer Bridge, Inc.                                                 42,500           276,250
 * Trammell Crow Co.                                                   261,500         4,471,650
 * Trans World Entertainment Corp.                                     211,226         2,382,629
 * Transact Technologies, Inc.                                          82,200         1,837,170
 * Transaction Systems Architects, Inc.                                145,037         2,976,159
 * Transcat, Inc.                                                       42,500           127,500
 * Transgenomic, Inc.                                                   25,800            31,476
 * Trans-Industries, Inc.                                                9,700            25,317
 * Transkaryotic Therapies, Inc.                                       200,937         4,583,373
   Trans-Lux Corp.                                                       7,545            47,534
*# Transmeta Corp.                                                      40,384            68,249
 * TransMontaigne, Inc.                                                187,560         1,018,451
 * Transport Corp. of America                                           15,900           117,024
 * Transpro, Inc.                                                       63,000           383,355
 * Transtechnology Corp.                                                94,300           711,965
 * Transwitch Corp.                                                     52,000            63,440
 * Travis Boats & Motors, Inc.                                          15,400             5,929
 * TRC Companies, Inc.                                                  82,850         1,478,044
   Tredegar Industries, Inc.                                           115,050         2,143,382
*# Trenwick Group, Ltd.                                                 12,662               152
*# Trestle Holdings, Inc.                                                3,440             5,590
 * Trex Co., Inc.                                                       87,400         4,103,430
   Triarc Companies, Inc. Class A                                      110,850         1,435,508
   Trico Bancshares                                                     79,100         1,894,445
 * Trico Marine Services, Inc.                                         172,700            60,445
 * Trident Microsystems, Inc.                                          210,300         3,280,680
 * Trimedyne, Inc.                                                      31,500            18,900
 * Trimeris, Inc.                                                      135,549         1,682,163
 * TriPath Imaging, Inc.                                               254,653         1,828,409
 * Tripath Technology, Inc.                                             78,000            66,300
 * Tripos, Inc.                                                         47,600           247,044
 * Triquint Semiconductor, Inc.                                         83,466           361,408
 * Triton PCS Holdings, Inc.                                           382,800           957,000
 * Triumph Group, Inc.                                                  94,100         3,816,696
*# Tri-Valley Corp.                                                     10,600            72,186
 * TriZetto Group, Inc.                                                293,403         2,077,293
 * TRM Corp.                                                            59,300         1,113,061
*# Tropical Sportswear International
     Corp.                                                              55,260            77,917
 * Troy Group, Inc.                                                     14,400            41,904

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Trump Hotels & Casino Resorts, Inc.                                  84,100   $        69,803
   TSR, Inc.                                                           100,400           699,788
 * TTM Technologies, Inc.                                              253,341         2,629,680
 * Tufco Technologies, Inc.                                              1,300            10,075
 * Tumbleweed Communications Corp.                                     296,069         1,036,242
 * TurboChef Technologies, Inc.                                        143,900           913,765
 * Tut Systems, Inc.                                                   134,900           532,855
 * Tweeter Home Entertainment Group,
     Inc.                                                              144,525           926,405
   Twin Disc, Inc.                                                      41,100         1,032,021
 * Tyler Technologies, Inc.                                            388,250         3,043,880
 * U.S. Concrete, Inc.                                                 122,029           887,151
*# U.S. Diagnostic, Inc.                                                26,100                 3
 * U.S. Energy Corp. Wyoming                                            71,870           214,891
 * U.S. Physical Therapy, Inc.                                          81,473         1,262,832
 * U.S. Xpress Enterprises, Inc.
     Class A                                                           100,900         2,623,400
 * UbiquiTel, Inc.                                                     332,185         2,159,203
 * UFP Technologies, Inc.                                               11,800            41,064
   UIL Holdings Corp.                                                   31,211         1,668,540
 * Ulticom, Inc.                                                       232,728         4,177,468
*# Ultimate Electronics, Inc.                                           86,900           265,914
 * Ultimate Software Group, Inc.                                       138,544         1,769,207
 * Ultradata Systems, Inc.                                              13,600             6,120
 * Ultralife Batteries, Inc.                                           101,400         1,525,056
 * Ultratech, Inc.                                                     147,602         2,543,182
 * Unico American Corp.                                                114,100           852,327
 * Unifi, Inc.                                                         318,700         1,185,564
   Unifirst Corp.                                                       87,300         2,412,972
   Union Bankshares Corp.                                                2,557            95,913
   Union Community Bancorp                                               3,000            56,775
 * United Capital Corp.                                                 90,008         2,182,694
   United Community Financial Corp.                                    146,839         1,687,180
   United Financial Corp.                                                2,640            64,944
 * United Financial Mortgage Corp.                                      19,300            87,815
   United Fire & Casualty Co.                                           11,300           752,580
   United Industrial Corp.                                             124,900         4,871,100
 * United Online, Inc.                                                 113,722         1,213,414
 * United PanAm Financial Corp.                                            600            11,910
 * United Retail Group, Inc.                                           118,000           489,700
 # United Security Bancshares                                            6,500           161,785
*# United Therapeutics Corp.                                           115,469         5,081,791
   United-Guardian, Inc.                                                36,820           285,355
   Unitil Corp.                                                         39,500         1,106,395
   Unity Bancorp, Inc.                                                  15,986           192,631
 * Universal Access Global Holdings,
     Inc.                                                                1,255               163
 * Universal American Financial Corp.                                  294,333         3,929,346
 * Universal Display Corp.                                             170,508         1,662,453
 * Universal Electronics, Inc.                                          97,200         1,773,900
   Universal Forest Products, Inc.                                      98,366         4,245,477
 * Universal Stainless & Alloy Products,
     Inc.                                                               55,300           814,016
   Unizan Financial Corp.                                              100,034         2,578,877
 * UQM Technologies, Inc.                                              172,400           363,764
 * Urologix, Inc.                                                       97,600           694,912
*# US Airways Group, Inc. Class A                                       56,221            62,405
*# US LEC Corp.                                                        242,800           818,236
 * USA Mobility, Inc.                                                  117,961         4,289,062
 * USA Truck, Inc.                                                      53,200           659,148
*# USANA Health Services, Inc.                                         117,850         3,501,324
   USB Holding Co., Inc.                                                 1,697   $        47,438
*# USDATA Corp.                                                         24,040               962
   Utah Medical Products, Inc.                                          53,100         1,154,925
*# V.I. Technologies, Inc.                                              26,980            18,077
 * VA Software Corp.                                                   330,636           816,671
 * Vail Resorts, Inc.                                                  169,315         3,851,916
*# Valence Technology, Inc.                                             67,400           242,640
   Valley National Gases, Inc.                                          10,200           130,560
   Valmont Industries, Inc.                                            146,120         3,647,155
 * Valpey Fisher Corp.                                                  35,700           121,380
 * ValueClick, Inc.                                                     41,469           534,950
 * ValueVision Media, Inc. Class A                                     226,840         2,572,366
*# Vascular Solutions, Inc.                                             88,100           912,716
 * Vastera, Inc.                                                       264,472           489,273
*# Vaxgen, Inc.                                                        129,700         2,033,696
 # Vector Group, Ltd.                                                  221,263         3,628,713
 * Veeco Instruments, Inc.                                             183,896         3,565,743
 * VendingData Corp.                                                     2,100             3,969
 * Ventiv Health, Inc.                                                   1,700            32,912
 * Verilink Corp.                                                      138,842           485,947
 * Veritas DGC, Inc.                                                   124,100         2,903,940
 * Verity, Inc.                                                        231,679         3,176,319
 * Vermont Pure Holdings, Ltd.                                          20,600            36,668
 * Versant Corp.                                                        13,300             9,709
 * Versar, Inc.                                                         54,200           235,770
 * Verso Technologies, Inc.                                            138,766           112,400
 * VerticalBuyer Inc.                                                   15,785               474
*# Vertrue, Inc.                                                        61,160         2,122,252
   Vesta Insurance Group, Inc.                                         228,800           860,288
 * Vestin Group, Inc.                                                      150               461
   Viad Corp.                                                          133,200         3,195,468
 * Vialta, Inc.                                                            621               106
 * Viasat, Inc.                                                        165,911         3,462,563
 * Vical, Inc.                                                         120,967           520,158
 * Vicon Industries, Inc.                                               44,450           251,587
   Vicor Corp.                                                         185,968         2,021,472
 # Video Display Corp.                                                  96,880         1,322,412
 * Viewpoint Corp.                                                     142,100           372,302
 * Vignette Corp.                                                       86,378           109,700
 * Viisage Technology, Inc.                                            267,239         2,156,619
 * Virage Logic Corp.                                                  132,800         1,995,984
 * Virbac Corp.                                                         29,500           103,840
 * Virco Manufacturing Corp.                                           155,131         1,194,509
 * Virginia Commerce Bancorp, Inc.                                         250             7,125
*# Virologic, Inc.                                                     273,717           574,806
*# ViroPharma, Inc.                                                    165,087           467,196
 * Vision-Sciences, Inc.                                                23,250            61,613
*# Vista Medical Technologies, Inc.                                     23,750            26,600
 * Visual Networks, Inc.                                                64,100           206,402
*# Vital Images, Inc.                                                   71,196         1,152,663
   Vital Signs, Inc.                                                    91,700         3,430,497
 * VitalWorks, Inc.                                                    315,800         1,272,674
*# Vitech America, Inc.                                                 99,280               273
 * Vitesse Semiconductor, Inc.                                          35,700           116,382
 * Vitria Technology, Inc.                                             206,384           714,089
 * Vivus, Inc.                                                         267,900         1,575,252
 * VL Dissolution Corp.                                                 12,426             1,864
 * Vodavi Technology, Inc.                                              26,400           185,328
 * Volt Information Sciences, Inc.                                     127,204         3,879,722
   Vulcan International Corp.                                            8,251           371,295
 * Vyyo, Inc.                                                           86,516           627,241

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * W-H Energy Services, Inc.                                           185,300   $     4,235,958
 * Wabash National Corp.                                               107,640         2,677,007
   Wainwright Bank & Trust Co.                                             292             3,548
   Walter Industries, Inc.                                             217,100         5,466,578
   Washington Banking Co.                                               14,041           246,279
   Washington Savings Bank FSB                                          43,368           585,468
   Washington Trust Bancorp, Inc.                                       82,080         2,414,794
   Waste Industries USA, Inc.                                           67,900           778,813
 * WatchGuard Technologies, Inc.                                       197,384           809,274
 * Water Pik Technologies, Inc.                                         30,700           528,040
 * Waterlink, Inc.                                                         800                 0
   Waters Instruments, Inc.                                                750             5,663
   Watsco, Inc. Class A                                                  8,900           294,323
 * Waxman Industries, Inc. Class B                                         975                 0
   WD-40 Co.                                                           101,118         2,953,657
 * Webco Industries, Inc.                                               37,500           281,250
 * webMethods, Inc.                                                    322,647         1,981,053
 * Weider Nutrition International, Inc.                                 70,700           299,768
   Wellco Enterprises, Inc.                                             10,600           156,880
   Wellman, Inc.                                                       250,200         2,574,558
*# Wells-Gardner Electronics Corp.                                      50,473           266,497
   Wesbanco, Inc.                                                      121,504         3,840,741
   West Bancorporation                                                   6,300           109,242
 # West Coast Bancorp                                                  104,787         2,756,946
 * West Marine, Inc.                                                   133,800         3,090,780
   West Pharmaceutical Services, Inc.                                  173,800         4,063,444
 * Westaff, Inc.                                                       142,650           435,083
   Westbank Corp.                                                       10,363           190,886
 * Westcoast Hospitality Corp.                                         118,800           602,316
 * Westell Technologies, Inc.                                          332,484         2,177,770
 * Western Power & Equipment Corp.                                      18,448            30,439
*# Western Sierra Bancorp                                                1,732            69,280
 * Western Water Co.                                                       100                 5
 * Westmoreland Coal Co.                                                 2,400            71,160
   Westwood Holdings Group, Inc.                                         6,037           115,186
*# Wet Seal, Inc. Class A                                              138,430           229,794
 # Weyco Group, Inc.                                                     3,300           133,122
 * White Electronics Designs Corp.                                     154,256         1,033,515
 * Whitehall Jewelers, Inc.                                            153,200         1,268,496
 * Whiting Petroleum Corp.                                              24,253           825,572
*# WHX Corp.                                                            34,433            26,858
 * Wickes, Inc.                                                         37,100               167
 * Wild Oats Markets, Inc.                                             169,395         1,212,868
 * William Lyon Homes, Inc.                                              9,300           654,255
 * Williams Industries, Inc.                                             5,800            20,300
 * Willis Lease Finance Corp.                                           67,300           598,970
   Willow Grove Bancorp, Inc.                                           59,312         1,069,395
 * Wilshire Enterprises, Inc.                                          130,375           786,161
 * Wilson Greatbatch Technologies, Inc.                                133,000         2,666,650
 * Wilsons The Leather Experts, Inc.                                   240,495         1,202,475
 * Wind River Systems, Inc.                                             29,542           357,458
 * Winmark Corp.                                                        51,900         1,383,135
 # Winn-Dixie Stores, Inc.                                             238,400           953,600
 * Wireless Facilities, Inc.                                           197,809         1,637,859
   Wireless Telecom Group, Inc.                                        192,400           569,504
 * Wireless WebConnect!, Inc.                                           80,807               234
 * Witness Systems, Inc.                                               171,300         2,567,787
 * WJ Communications, Inc.                                             180,700           612,573
 * Wolverine Tube, Inc.                                                 97,900         1,039,698
*# Women First HealthCare, Inc.                                          4,500                 7
   Woodhead Industries, Inc.                                           157,850   $     2,380,378
   Woodward Governor Co.                                                16,659         1,213,608
 * World Acceptance Corp.                                              177,000         4,564,830
   World Fuel Services Corp.                                            92,300         3,802,760
*# WorldGate Communications, Inc.                                       24,000            57,600
 * Worldwide Restaurant Concepts,
     Inc.                                                              245,424           802,536
   WSFS Financial Corp.                                                 12,200           747,250
   X-Rite, Inc.                                                        173,100         2,580,921
 * Xanser Corp.                                                        303,000           854,460
 * Xeta Corp.                                                           85,700           254,529
   Yardville National Bancorp                                           75,767         2,523,799
 * Young Broadcasting, Inc. Class A                                    110,450         1,077,992
 * Zapata Corp.                                                         13,360           841,947
 * Zevex International, Inc.                                            26,500            92,750
 * Zhone Technologies, Inc.                                            172,250           420,290
   Ziegler Companies, Inc.                                               4,200            83,475
 * Zila, Inc.                                                          283,497         1,261,562
*# Zix Corp.                                                           193,984           888,447
 * Zoll Medical Corp.                                                   56,729         1,924,815
*# Zoltek Companies, Inc.                                              130,900         1,204,280
 * Zomax, Inc.                                                         265,192           912,260
 * Zones, Inc.                                                         147,800           906,014
 * Zoran Corp.                                                          51,219           606,945
 * Zygo Corp.                                                          111,165         1,291,737
 * ZymeTx, Inc.                                                          2,400               102
                                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $2,326,494,497)                                                           3,175,895,671
                                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                     205                 0
 * American Banknote Corp. Warrants
     Series 2 10/01/07                                                     205                 0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                0                 0
*# Angeion Corp. Warrants 10/31/20                                       1,294                65
 * CD&L, Inc. Rights 10/15/04                                            3,275                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                              159             2,465
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                     546             3,003
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                   4,265             4,692
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                   1,010                 0
 * Imperial Sugar Co. Warrants
     08/29/08                                                            2,543             5,595
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                            1,813                63
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                            5,601               210
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                  42,340            25,827
 * Milltope Group, Inc. Contigent Value
     Rights                                                             44,000                 0
 * Optical Cable Corp. Warrants
     10/24/07                                                              655                 0
*# OSI Pharmaceuticals, Inc. Rights                                      4,500               540

                                                                        SHARES            VALUE+
                                                                        ------            ------
   PMR Corp. Contingent Value Rights 08/05/04                           61,200   $            61
*# Timco Aviation Services, Inc. Warrants 02/27/07                      17,520                 2
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $10,197)                                                                         42,523
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
 BONDS -- (0.0%)
 * Del Global Technologies Corp. Subordinated Promissory
    Note 6.000%, 03/28/07                                      $             9                 0
 * Timco Aviation Services, Inc. Jr. Subordinated Note
    8.000%, 01/02/07                                                         1                 0
                                                                                 ---------------
 TOTAL BONDS
   (Cost $0)                                                                                   0
                                                                                 ---------------
 TEMPORARY CASH INVESTMENTS -- (6.0%)
  Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%,
    12/01/04 (Collateralized by $174,966,000
    U.S. Treasury Obligations, rates ranging from 2.875% to
    4.75%, maturities ranging from 11/30/06 to
    05/15/14, valued at $174,588,646) to be repurchased at
    $171,172,616 (Cost $171,163,392)^                                  171,163       171,163,392
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%,
    12/01/04 (Collateralized by $32,398,000
    FHLMC Notes 4.20%, 10/29/09, valued at $32,536,987)
    to be repurchased at $32,199,681 (Cost $32,198,000)                 32,198        32,198,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $203,361,392)                                                                203,361,392
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,529,866,086)                                                          $ 3,379,299,586
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (17.9%)
   COMMON STOCKS -- (17.9%)
            Aggregate Industries P.L.C.                                                        1,964,973   $        3,688,173
            Amvescap P.L.C.                                                                      225,900            1,384,318
            Arriva P.L.C.                                                                        231,050            2,163,954
            Associated British Foods P.L.C.                                                      990,462           14,152,962
            Associated British Ports Holdings P.L.C.                                             378,800            3,403,288
            Aviva P.L.C.                                                                       2,630,567           29,114,963
        *   AWG P.L.C.                                                                            76,018            1,092,962
            BAA P.L.C.                                                                         1,614,239           17,953,811
            BAE Systems P.L.C.                                                                 2,667,041           12,496,750
        *   Banco Santander Central Hispano SA                                                   841,876           10,033,633
            Barratt Developments P.L.C.                                                          338,959            3,329,838
            BBA Group P.L.C.                                                                     680,050            3,761,732
            Bellway P.L.C.                                                                        38,000              517,193
            Bovis Homes Group P.L.C.                                                             132,000            1,272,170
            BPB P.L.C.                                                                           458,500            3,857,096
            Bradford & Bingley P.L.C.                                                             80,259              421,938
            Britannic P.L.C.                                                                     278,864            2,213,019
        *   British Airways P.L.C.                                                             1,839,331            7,767,617
            British Land Co. P.L.C.                                                              870,090           13,610,932
            British Vita P.L.C.                                                                  286,388            1,466,422
            Brixton P.L.C.                                                                       359,333            2,217,502
            Cable and Wireless P.L.C.                                                          3,512,914            7,609,065
            Carnival P.L.C.                                                                      156,870            8,751,205
        *   Corus Group P.L.C.                                                                 6,312,988            6,630,051
            Derwent Valley Holdings P.L.C.                                                        49,351              927,107
            DeVere Group P.L.C.                                                                   85,228              713,960
            Dixons Group P.L.C.                                                                  333,402              927,542
        *   Duelguide Units P.L.C.                                                                36,010              370,184
        *   Easyjet P.L.C.                                                                       294,025            1,045,345
            FKI P.L.C.                                                                           856,795            2,171,803
            Friends Provident P.L.C.                                                           2,272,618            6,652,081
            Galen Holdings P.L.C.                                                                319,000            5,197,328
            Great Portland Estates P.L.C.                                                        239,324            1,464,984
            Greene King P.L.C.                                                                   105,263            2,400,651
            Hammerson P.L.C.                                                                     468,800            7,136,185
            Hanson P.L.C.                                                                        963,671            7,718,181
            HBOS P.L.C.                                                                           14,538              203,486
        *   HHG P.L.C.                                                                           842,619              780,794
            Hilton Group P.L.C.                                                                2,673,589           13,199,650
            Intercontinental Hotels Group P.L.C.                                                 968,773           12,321,669
        *   International Power P.L.C.                                                         2,525,271            7,316,497
            ITV P.L.C.                                                                         1,551,881            3,253,412
            Johnson Matthey P.L.C.                                                                43,250              837,103
            Kelda Group P.L.C.                                                                   161,510            1,664,219

            Kingfisher P.L.C.                                                                    659,395            3,628,560
            Land Securities Group P.L.C.                                                          78,654            1,931,002
            Liberty International P.L.C.                                                         469,345            7,948,434
            London Merchant Securities P.L.C.                                                    358,862            1,374,062
            Marks & Spencer Group P.L.C.                                                       1,197,239            7,507,828
            Mersey Docks & Harbour Co. P.L.C.                                                    115,042            1,963,986
            MFI Furniture Group P.L.C.                                                            66,600              147,555
            Millennium and Copthorne Hotels P.L.C.                                               493,245            3,403,860
            Mitchells & Butlers P.L.C.                                                           630,549            3,645,854
        *   MM02 P.L.C.                                                                        8,760,348           19,150,459
            Pearson P.L.C.                                                                       245,987            2,881,913
            Peninsular & Oriental Steam Navigation P.L.C.                                      1,130,420            6,506,424
            Pennon Group P.L.C.                                                                   58,615              993,265
            Persimmon P.L.C.                                                                     271,811            3,215,321
        *   Pillar Property P.L.C.                                                               131,128            1,766,906
        *   Premier Oil P.L.C.                                                                   119,812            1,281,811
            Quintain Estates & Development P.L.C.                                                 75,000              678,151
            Rio Tinto P.L.C.                                                                      83,136            2,429,211
            RMC Group P.L.C.                                                                     401,000            6,426,693
        *   Rolls Royce Group P.L.C.                                                           2,749,448           13,820,270
            Rolls Royce Group P.L.C.                                                          87,432,446              177,656
            Royal & Sun Alliance Insurance Group P.L.C.                                        5,018,810            7,069,730
            Royal Bank of Scotland Group P.L.C.                                                  219,664            6,750,397
            Sabmiller P.L.C.                                                                     192,609            3,241,389
            Sainsbury (J.) P.L.C.                                                              2,629,334           13,111,209
            Scottish & Newcastle P.L.C.                                                          976,911            8,005,286
            Scottish Power P.L.C.                                                              1,102,159            8,143,727
            Severn Trent P.L.C.                                                                  210,597            3,579,003
            Shire Pharmaceuticals Group P.L.C.                                                   683,427            6,850,230
            Singer & Friedlander Group P.L.C.                                                    253,818            1,360,647
            Slough Estates P.L.C.                                                                706,900            6,514,933
            Smith (David S.) Holdings P.L.C.                                                     547,941            1,559,927
            Somerfield P.L.C.                                                                    738,068            2,153,583
            Stanley Leisure P.L.C.                                                               189,634            1,618,826
            Tate & Lyle P.L.C.                                                                   660,070            6,201,623
            Taylor Woodrow P.L.C.                                                                998,309            4,430,105
        *   The Berkeley Group Holdings P.L.C.                                                   228,802            5,208,890
        *   Thus Group P.L.C.                                                                  1,857,640              506,804
            Trinity Mirror P.L.C.                                                                495,640            5,900,900
            United Utilities P.L.C.                                                              265,595            2,853,278
            Vodafone Group P.L.C.                                                             36,676,526           99,621,935
            Westbury P.L.C.                                                                       27,098              198,280
            Whitbread P.L.C.                                                                     520,965            7,943,848
            Wilson Bowden P.L.C.                                                                 105,900            2,014,911
            Wimpey (George) P.L.C.                                                               446,968            3,047,161
            Wolverhampton & Dudley Breweries P.L.C.                                              107,366            1,877,948
            Woolworths Group P.L.C.                                                            2,125,199            1,807,964
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $395,622,398)                                                                                          537,664,530
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    222,049
                                                                                                           ------------------
   (Cost $218,213)
   TOTAL -- UNITED KINGDOM
     (Cost $395,840,611)                                                                                          537,886,579
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (15.6%)
   COMMON STOCKS -- (15.4%)
        #   Aichi Steel Corp.                                                                    120,000              639,864
            AIOI Insurance Co., Ltd.                                                             928,735            4,099,014
            Aisin Seiki Co., Ltd.                                                                182,500            3,922,135
            Akita Bank, Ltd.                                                                     115,000              450,865
        #   Alpine Electronics, Inc.                                                              36,800              493,856
            Amada Co., Ltd.                                                                      376,000            1,892,739
        #   Anritsu Corp.                                                                         67,000              489,523
            Aoyama Trading Co., Ltd.                                                              47,700            1,177,185
            Asahi Breweries, Ltd.                                                                221,600            2,616,693
            Asatsu-Dk, Inc.                                                                       32,500              948,181
            Autobacs Seven Co., Ltd.                                                              23,700              691,733
            Awa Bank, Ltd.                                                                       196,600            1,196,489
            Bank of Iwate, Ltd.                                                                   15,300              708,959
        #   Bank of Kyoto, Ltd.                                                                  347,400            2,905,585
            Bank of Nagoya, Ltd.                                                                 185,000              954,565
            Canon Sales Co., Inc.                                                                124,900            1,788,562
            Chiba Bank, Ltd.                                                                     941,000            5,972,629
            Chudenko Corp.                                                                        41,100              594,696
            Chugoku Bank, Ltd.                                                                   238,800            2,606,569
            Citizen Watch Co., Ltd.                                                              318,000            2,878,243
            Coca-Cola West Japan Co., Ltd.                                                        58,400            1,453,691
            Comsys Holdings Corp.                                                                 92,000              790,402
            Cosmo Oil Co., Ltd.                                                                  764,000            2,217,655
            Dai Nippon Ink & Chemicals, Inc.                                                     459,000            1,037,281
            Dai Nippon Pharmaceutical Co., Ltd.                                                  106,000            1,019,438
            Dai Nippon Printing Co., Ltd.                                                        784,000           11,698,696
            Daicel Chemical Industries, Ltd.                                                     485,000            2,683,925
            Daido Steel Co., Ltd.                                                                274,000              749,659
            Daishi Bank, Ltd.                                                                    355,000            1,354,819
            Daiwa House Industry Co., Ltd.                                                       663,000            7,115,109
            Denso Corp.                                                                           22,500              537,877
        #   Ebara Corp.                                                                          173,000              769,700
            Ezaki Glico Co., Ltd.                                                                174,600            1,228,722
            Fuji Electric Co., Ltd.                                                              525,780            1,357,224
            Fuji Fire & Marine Insurance Co., Ltd.                                               297,000              967,308
            Fuji Heavy Industries                                                                493,000            2,277,016
            Fuji Oil Co., Ltd.                                                                    55,200              649,009
            Fuji Photo Film Co., Ltd.                                                            563,000           19,770,970
            Fujikura, Ltd.                                                                       241,000            1,080,405
            Fukui Bank, Ltd.                                                                     343,000            1,392,967
        #   Fukuoka Bank, Ltd.                                                                   418,000            2,647,827
            Fukuyama Transporting Co., Ltd.                                                      266,000            1,050,906
            Futaba Corp.                                                                          16,000              374,944
            Futaba Industrial Co., Ltd.                                                           44,100              715,289
            Glory, Ltd.                                                                           46,800              731,875
            Gunma Bank, Ltd.                                                                     323,000            1,689,328
            Gunze, Ltd.                                                                          148,000              645,146

            Hachijuni Bank, Ltd.                                                                 344,000            2,269,157
        *   Hankyu Corp.                                                                         174,000              672,142
            Hanshin Electric Railway Co., Ltd.                                                   216,000              711,083
            Heiwa Corp.                                                                           81,500            1,219,515
            Higo Bank, Ltd.                                                                      308,000            1,941,622
            Hitachi Cable, Ltd.                                                                  236,000              995,854
            Hitachi Maxell, Ltd.                                                                  96,000            1,303,233
            Hitachi Metals, Ltd.                                                                 360,000            2,041,542
            Hitachi, Ltd.                                                                      3,891,000           24,995,057
            Hokkoku Bank, Ltd.                                                                   223,000              989,578
            Hokuetsu Paper Mills, Ltd.                                                           162,000              876,828
            House Foods Corp.                                                                    117,000            1,665,322
            Hyakugo Bank, Ltd.                                                                   258,000            1,475,276
            Hyakujishi Bank, Ltd.                                                                314,000            1,844,631
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                       819,000            1,114,336
        *   Itochu Corp.                                                                         120,000              543,178
            Itoham Foods, Inc.                                                                   132,000              638,519
            Iyo Bank, Ltd.                                                                       204,000            1,488,562
            Japan Airport Terminal Co., Ltd.                                                      33,000              309,897
            Joyo Bank, Ltd.                                                                      545,000            2,549,901
            Juroku Bank, Ltd.                                                                    349,000            1,500,586
            Kagoshima Bank, Ltd.                                                                 132,000              795,400
            Kamigumi Co., Ltd.                                                                   357,000            2,766,866
        #   Kandenko Co., Ltd.                                                                   129,000              683,325
            Katokichi Co., Ltd.                                                                   34,500              650,155
        #   Kawasaki Heavy Industries, Ltd.                                                      910,000            1,369,900
            Kikkoman Corp.                                                                       259,000            2,361,000
            Kinden Corp.                                                                         167,000            1,229,842
            Kirin Brewery Co., Ltd.                                                              752,000            7,200,964
        #   Kissei Pharmaceutical Co., Ltd.                                                       41,000              858,892
            Kobe Steel, Ltd.                                                                   2,632,000            4,005,252
            Koito Manufacturing Co., Ltd.                                                        101,000              832,929
            Kokuyo Co., Ltd.                                                                      81,200              931,741
            Komori Corp.                                                                          47,000              648,548
            Kuraray Co., Ltd.                                                                    332,500            2,736,331
            KYORIN Pharmaceutical Co., Ltd.                                                       52,000              742,348
        #   Makita Corp.                                                                         209,000            3,228,203
            Marubeni Corp.                                                                     1,942,000            5,496,133
            Marui Co., Ltd.                                                                      345,200            4,561,048
            Maruichi Steel Tube, Ltd.                                                            117,000            2,051,704
            Matsushita Electric Industrial Co., Ltd.                                           2,684,135           39,847,476
            Matsushita Electric Works, Ltd.                                                      268,000            2,293,600
            Meiji Seika Kaisha, Ltd. Tokyo                                                       243,000            1,068,514
            Michinoku Bank, Ltd.                                                                  73,000              345,500
            Millea Holdings, Inc.                                                                  1,870           26,342,329
            Mitsubishi Gas Chemical Co., Inc.                                                    305,000            1,442,488
            Mitsubishi Heavy Industries, Ltd.                                                  3,355,000            9,601,127
            Mitsubishi Logistics Corp.                                                           106,000              984,889
            Mitsubishi Materials Corp.                                                           975,000            2,020,966
            Mitsui Chemicals, Inc.                                                               540,800            2,829,991
            Mitsui Engineering and Shipbuilding Co., Ltd.                                        481,000              801,907
            Mitsui Marine & Fire Insurance Co., Ltd.                                           1,564,000           13,746,639
            Mitsumi Electric Co., Ltd.                                                            45,800              505,707
            Mizuho Holdings, Inc.                                                                  1,192            5,173,642

            Morinaga Milk Industry Co., Ltd.                                                     160,000              644,584
            Musashino Bank, Ltd.                                                                  20,000              800,061
            Nagase & Co., Ltd.                                                                    87,000              687,585
            Namco, Ltd.                                                                           11,000              135,028
            Nanto Bank, Ltd.                                                                     317,000            1,532,365
            NGK Insulators, Ltd.                                                                 216,000            1,791,941
            NGK Spark Plug Co., Ltd.                                                             144,000            1,401,487
            Nichicon Corp.                                                                        51,200              633,612
            Nichirei Corp.                                                                       180,000              670,824
        #   Nifco, Inc.                                                                           37,000              567,669
            Nihon Unisys, Ltd.                                                                    69,100              641,335
            Nippon Broadcasting System, Inc.                                                      20,690              978,259
            Nippon Kayaku Co., Ltd.                                                              128,000              699,364
            Nippon Meat Packers, Inc., Osaka                                                     144,000            1,860,776
            Nippon Mitsubishi Oil Corp.                                                        1,871,050           12,279,544
            Nippon Paint Co., Ltd.                                                               167,000              670,721
            Nippon Sheet Glass Co., Ltd.                                                         280,000            1,076,398
        *   Nippon Shinpan Co., Ltd.                                                             191,000              675,452
            Nippon Shokubai Co., Ltd.                                                            163,000            1,338,046
            Nippon Television Network Corp.                                                        9,400            1,358,813
        #   Nishimatsu Construction Co., Ltd.                                                    364,000            1,141,553
            Nishi-Nippon Bank, Ltd.                                                              112,540              485,374
            Nissay Dowa General Insurance Co., Ltd.                                              383,000            1,786,299
            Nisshin Seifun Group, Inc.                                                           148,000            1,622,155
            Nisshin Steel Co., Ltd.                                                              627,000            1,494,189
            Nisshinbo Industries, Inc.                                                           305,000            2,084,653
      # *   Nissho Iwai-Nichmen Holdings Corp.                                                   130,400              547,916
        #   NSK, Ltd.                                                                            319,000            1,481,284
            Obayashi Corp.                                                                       520,000            3,225,959
            Ogaki Kyoritsu Bank, Ltd.                                                             68,000              361,150
            Oji Paper Co., Ltd.                                                                  275,000            1,564,800
            Okumura Corp.                                                                        144,000              793,282
            Onward Kashiyama Co., Ltd.                                                           100,000            1,357,842
            PanaHome Corp.                                                                       106,000              543,820
            Pioneer Electronic Corp.                                                             139,800            2,613,796
            Promise Co., Ltd.                                                                     60,500            4,220,704
            Q.P. Corp.                                                                           109,600              960,526
        #   Rengo Co., Ltd.                                                                      152,000              696,632
        *   Resona Holdings, Inc.                                                              1,873,000            3,307,879
            San In Godo Bank, Ltd.                                                               110,000              882,181
            Sanwa Shutter Corp.                                                                  101,000              563,623
            Sanyo Shinpan Finance Co., Ltd.                                                       19,800            1,273,932
        #   Sapporo Breweries, Ltd.                                                              251,000            1,083,835
            Sapporo Hokuyo Holdings, Inc.                                                            224            1,565,943
            Seino Transportation Co., Ltd.                                                       193,000            1,751,928
            Sekisui Chemical Co., Ltd.                                                           557,000            3,646,982
            Sekisui House, Ltd.                                                                  942,000           10,378,242
            Seventy-seven (77) Bank, Ltd.                                                        241,000            1,567,945
            SFCG Co., Ltd.                                                                         8,010            1,971,516
            Shiga Bank, Ltd.                                                                     272,000            1,484,603
            Shikoku Bank, Ltd.                                                                    72,000              412,853
            Shimachu Co., Ltd.                                                                    36,200              858,825
            Shinko Securities Co., Ltd.                                                          470,000            1,418,171
            Shizuoka Bank, Ltd.                                                                  473,000            4,154,962

            Sumitomo Bakelite Co., Ltd.                                                          105,000              610,069
            Sumitomo Corp.                                                                       471,000            3,964,211
            Sumitomo Electric Industries, Ltd.                                                   472,000            4,934,630
            Sumitomo Forestry Co., Ltd.                                                          139,000            1,217,377
            Sumitomo Metal Industries, Ltd. Osaka                                                592,000              787,024
            Sumitomo Metal Mining Co., Ltd.                                                      313,000            2,340,059
            Sumitomo Osaka Cement Co., Ltd.                                                      269,000              591,633
            Sumitomo Trust & Banking Co., Ltd.                                                    21,000              139,903
            Suzuken Co., Ltd.                                                                     54,000            1,269,287
            Taiheiyo Cement Corp.                                                              1,209,800            3,023,219
            Taisei Corp.                                                                         527,000            2,077,690
            Taiyo Yuden Co., Ltd.                                                                 77,000              782,756
            Takara Standard Co., Ltd.                                                            118,000              696,478
            Takashimaya Co., Ltd.                                                                124,000            1,172,422
            Teijin, Ltd.                                                                         893,000            3,829,691
            Teikoku Oil Co., Ltd.                                                                346,000            1,878,076
            Toda Corp.                                                                           203,000              906,207
            Toho Bank, Ltd.                                                                       97,000              356,918
            Tokai Tokyo Securities Co., Ltd.                                                     155,000              440,169
            Tokuyama Corp.                                                                       248,000            1,417,399
            Tokyo Broadcasting System, Inc.                                                      117,500            1,859,950
            Tokyo Style Co., Ltd.                                                                133,000            1,486,662
            Tokyo Tatemono Co., Ltd.                                                             143,000              920,968
            Toppan Printing Co., Ltd.                                                            441,000            4,576,733
            Toshiba TEC Corp.                                                                    181,000              804,742
            Tostem Inax Holding Corp.                                                            228,000            4,022,909
            Toyo Ink Manufacturing Co., Ltd.                                                     174,000              615,254
            Toyo Seikan Kaisha, Ltd.                                                             287,600            4,687,662
            Toyo Suisan Kaisha, Ltd.                                                              64,000              825,720
            Toyota Auto Body Co., Ltd.                                                            86,000            1,414,103
            Toyota Tsusho Corp.                                                                   79,000            1,188,614
            TV Asahi Corp.                                                                           202              413,308
            UNY Co., Ltd.                                                                        133,000            1,436,923
            Wacoal Corp.                                                                         149,000            1,673,221
            Yamagata Bank, Ltd.                                                                  100,000              468,422
            Yamaguchi Bank, Ltd.                                                                 133,000            1,349,530
            Yamanashi Chuo Bank, Ltd.                                                            119,000              700,781
            Yamatake Corp.                                                                        20,000              210,126
            Yamazaki Baking Co., Ltd.                                                            155,000            1,402,650
            Yokohama Rubber Co., Ltd.                                                            410,000            1,434,541
            York-Benimaru Co., Ltd.                                                               29,300              808,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $443,108,095)                                                                                          464,821,980
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Japanese Yen                                                                                            6,275,105
                                                                                                           ------------------
   (Cost $6,276,971)
   TOTAL -- JAPAN
     (Cost $449,385,066)                                                                                          471,097,085
                                                                                                           ------------------

   FRANCE -- (10.8%)
   COMMON STOCKS -- (10.8%)
            AGF (Assurances Generales de France SA)                                              177,559           12,204,896
            Air France                                                                           192,225            3,639,817
            Air Liquide SA                                                                         9,820            1,671,861
            Arcelor SA                                                                           167,800            3,697,167
            AXA                                                                                1,670,413           39,122,585
            BNP Paribas SA                                                                       902,415           62,745,944
            Bongrain SA                                                                            7,145              484,919
      # *   Business Objects SA                                                                   54,856            1,280,655
        *   Cap Gemini SA                                                                         96,137            3,102,836
      # *   Club Mediterranee SA                                                                   8,962              411,643
            Compagnie de Saint-Gobain                                                            348,170           19,808,301
        #   Compagnie Francaise d'Etudes et de Construction Technip SA                            16,088            2,694,337
            Credit Agricole SA                                                                    27,709              820,511
            Eiffage SA                                                                             6,954              693,811
            Esso SA                                                                                  686              101,897
            Euler-Hermes SA                                                                       10,354              678,291
        *   Eurafrance                                                                            18,000            1,403,840
        #   Faurecia SA                                                                           30,445            2,276,996
        #   Fimalac SA                                                                            46,887            2,125,196
            Generale des Establissements Michelin SA Series B                                    107,620            6,221,184
            Havas SA                                                                             300,744            1,661,907
            Imerys SA                                                                             44,000            3,363,354
            LaFarge SA                                                                           139,696           13,122,402
            LaFarge SA Prime Fidelity                                                             85,542            8,043,508
            Lagardere S.C.A. SA                                                                   10,900              778,878
            Nexans                                                                                 9,618              370,496
            Peugeot SA                                                                           238,144           14,551,758
            Pinault Printemps Redoute SA                                                          67,999            7,065,871
            Rallye SA                                                                             18,020              866,072
        #   Remy Cointreau SA                                                                     56,022            2,073,614
            Renault SA                                                                           207,598           16,996,011
        #   Rexel SA                                                                              10,713              542,322
            SA Des Galeries Lafayette                                                                900              202,478
            Schneider SA                                                                         209,919           14,594,986
            SEB SA Prime Fidelity                                                                  9,900            1,006,552
            Societe BIC SA                                                                        52,288            2,542,068
        #   Societe des Ciments de Francais                                                       35,796            3,142,950
            Societe Generale Paris                                                               293,528           28,347,570
            Sodexho Alliance SA                                                                   14,126              429,816
            Suez (ex Suez Lyonnaise des Eaux)                                                    701,284           16,488,080
            Thomson Multimedia                                                                   179,505            4,311,546
        #   Unibail SA                                                                            34,832            4,955,962
            Valeo SA                                                                              73,528            2,911,246
            Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                     4,504              622,748
        *   Vivendi Universal SA                                                                 403,364           11,886,532
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $220,711,106)                                                                                          326,065,414
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          16,500               18,421
        *   Rallye SA Series B Warrants 11/30/05                                                  18,020                2,383
                                                                                                           ------------------

   TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                                    20,804
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $220,739,693)                                                                                          326,086,218
                                                                                                           ------------------

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Rekapacific Berhad
   (Cost $1,085,853)                                                                             691,000                    0
                                                                                                           ------------------

   GERMANY -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Aachener und Muenchener Beteiligungs AG                                               33,828            2,556,439
            Allianz AG                                                                            11,053            1,381,828
            BASF AG                                                                              386,050           26,064,201
            Bayer AG                                                                             498,853           15,829,617
            Bayerische Motorenwerke AG                                                            23,035              976,317
        *   Bayerische Vereinsbank AG                                                            573,132           12,777,641
            BHW Holding AG                                                                        10,667              144,370
            Bilfinger & Berger Bau AG                                                             23,702              887,947
        *   Commerzbank AG                                                                       408,050            8,157,135
            DaimlerChrysler AG                                                                 1,037,459           46,429,283
            Deutsche Bank AG                                                                     589,811           49,954,035
            E.ON AG                                                                               12,593            1,060,464
            Fraport AG                                                                            68,708            2,676,797
            Fresenius Medical Care AG                                                             27,600            2,160,307
        *   Heidelberger Druckmaschinen AG                                                        46,167            1,578,133
            Heidelberger Zement AG                                                                70,373            3,993,505
            Hochtief AG                                                                           56,150            1,667,607
        *   Hypo Real Estate Holding AG                                                           84,277            3,263,856
            IVG Immobilien AG                                                                     30,276              460,689
            Karstadt Quelle AG                                                                    12,500              128,405
            Linde AG                                                                              77,043            4,733,669
            Merck KGAA                                                                            36,000            2,072,910
        *   MG Technologies AG                                                                   150,773            1,780,689
        #   Preussag AG                                                                          131,223            2,925,027
            Salzgitter AG                                                                         13,041              263,659
            SCA Hygiene Products AG                                                                3,550            1,366,619
            ThyssenKrupp AG                                                                      325,691            7,076,828
            Vattenfall Europe AG                                                                  94,898            3,658,597
            Volkswagen AG                                                                        202,446            9,107,320
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $180,557,681)                                                                                          215,133,894
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Karstadt Quelle AG Rights 12/09/04                                                    12,500               29,737
                                                                                                           ------------------
   (Cost $70,225)
   TOTAL -- GERMANY
     (Cost $180,627,906)                                                                                          215,163,631
                                                                                                           ------------------

   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Baloise-Holding                                                                      214,760            9,027,920
            Bank Sarasin & Cie Series B, Basel                                                       180              299,479
            Banque Cantonale Vaudoise                                                             12,608            1,946,224
            Berner Kantonalbank                                                                   23,400            3,325,566
        *   Ciba Spezialitaetenchemie Holding AG                                                  81,000            5,862,257
            Cie Financiere Richemont AG Series A                                               1,251,000           38,073,212
            Clariant AG                                                                           19,200              298,870
        *   Credit Swisse Group                                                                  806,195           31,473,228
        *   Fischer (Georg) AG, Schaffhausen                                                       1,280              330,452
        #   Givaudan SA                                                                            5,792            3,828,374
            Helvetia Patria Holding                                                                7,696            1,072,659
            Holcim, Ltd.                                                                         199,770           11,440,948
            Jelmoli Holding AG                                                                       500              690,230
            Luzerner Kantonalbank AG                                                              14,627            2,681,791
            Pargesa Holding SA, Geneve                                                             1,935            6,538,318
            PSP Swiss Property AG                                                                109,600            4,681,675
            Rieters Holdings AG                                                                    7,860            2,284,323
            Sig Holding AG                                                                        44,130            9,945,721
        *   Sika Finanz AG, Baar                                                                   3,828            2,261,329
        #   St. Galler Kantonalbank                                                               14,319            3,512,490
        *   Swiss Life AG                                                                        132,137           17,356,050
            Swiss Reinsurance Co., Zurich                                                         82,700            5,524,052
        *   Syngenta AG                                                                          165,100           17,492,792
        #   Unaxis Holding AG                                                                     45,400            4,796,859
        *   Valiant Holding AG                                                                    39,295            3,566,334
            Valora Holding AG                                                                     12,170            2,949,565
        *   Zurich Financial SVCS AG                                                             152,206           23,419,596
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $148,683,401)                                                                                          214,680,314
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                8,116               90,582
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $148,683,401)                                                                                          214,770,896
                                                                                                           ------------------

   AUSTRALIA -- (6.4%)
   COMMON STOCKS -- (6.2%)
            Amcor, Ltd.                                                                          862,273            4,942,349
            AMP, Ltd.                                                                          1,026,661            5,453,050
        #   Ansell, Ltd.                                                                         303,463            2,151,028
            APN News & Media, Ltd.                                                               495,309            1,910,807
            Australand Property Group                                                            292,716              411,887
            AWB, Ltd.                                                                            356,256            1,309,632

            AXA Asia Pacific Holdings, Ltd.                                                    2,837,724            8,777,105
        #   Bluescope Steel, Ltd.                                                              1,252,100            8,134,416
            Boral, Ltd.                                                                          919,617            4,895,282
            Caltex Australia, Ltd.                                                               440,369            3,121,553
            Commonwealth Bank of Australia                                                     1,251,077           30,387,664
            CSR, Ltd.                                                                          1,514,337            3,010,727
            Downer Group, Ltd.                                                                   223,115              772,283
            Futuris Corp., Ltd.                                                                  458,719              748,533
            Insurance Australiz Group, Ltd.                                                    1,466,691            6,613,074
            Lend Lease Corp., Ltd.                                                               568,460            5,344,330
            Lion Nathan, Ltd.                                                                    871,345            5,354,657
            Mayne Group, Ltd.                                                                  1,301,416            4,286,592
        #   Mirvac, Ltd.                                                                       1,185,081            4,330,046
            National Australia Bank, Ltd.                                                      1,252,892           27,239,746
            Onesteel, Ltd.                                                                       446,887              852,312
            Orica, Ltd.                                                                          358,303            5,418,336
            Origin Energy, Ltd.                                                                  694,412            3,776,075
            Paperlinx, Ltd.                                                                      727,704            2,614,992
            Publishing and Broadcasting, Ltd.                                                    405,482            4,895,936
            Quantas Airways, Ltd.                                                              3,393,231            9,378,667
            Rinker Group, Ltd.                                                                 1,155,484            8,572,213
            Santos, Ltd.                                                                         953,246            6,529,804
        #   Seven Network, Ltd.                                                                  383,865            1,866,988
        *   Southcorp, Ltd.                                                                    1,146,542            3,232,560
            Stockland Trust Group                                                                 22,084              100,390
        *   Stockland Trust Group                                                                    783                3,548
            WMC Resources, Ltd.                                                                1,821,249           10,096,940
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $123,337,406)                                                                                          186,533,522
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Australian Dollar                                                                                       6,012,695
                                                                                                           ------------------
   (Cost $6,108,819)
   TOTAL -- AUSTRALIA
     (Cost $129,446,225)                                                                                          192,546,217
                                                                                                           ------------------

   SPAIN -- (4.9%)
   COMMON STOCKS -- (4.9%)
        #   Acerinox SA                                                                          261,360            3,836,009
            Arcelor SA                                                                            30,000              662,119
            Autopistas Concesionaria Espanola SA                                                 496,408           10,306,237
            Banco de Andalucia                                                                       900               84,421
            Banco de Sabadell SA                                                                 154,021            3,458,030
        #   Banco Pastor SA                                                                       59,400            1,939,044
        #   Banco Santander Central Hispanoamerica SA                                          2,754,687           33,045,586
            Cementos Portland SA                                                                  21,016            1,175,481
            Corporacion Mapfre Compania Internacional de Reaseguros SA                           146,555            2,057,465
            Ebro Puleva SA                                                                       120,322            1,549,160
            Endesa SA, Madrid                                                                  1,136,646           24,487,412
            Gas Natural SA, Buenos Aires                                                         121,385            3,474,711
        #   Iberdrola SA                                                                         535,000           12,597,452

            Iberia Lineas Aereas de Espana SA                                                    617,500            2,013,474
            Inmobiliaria Colonial SA ICSA                                                         32,300            1,243,490
        #   Inmobiliaria Urbis SA                                                                 96,328            1,325,041
        #   Metrovacesa SA                                                                        69,066            3,290,079
            Repsol SA                                                                          1,289,224           31,413,737
            Sociedad General de Aguas de Barcelona SA                                            119,484            2,236,550
        #   Sol Melia SA                                                                         157,217            1,474,608
            Union Fenosa SA                                                                      230,000            5,925,764
            Vallehermoso SA                                                                       46,125              705,967
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $99,497,069)                                                                                           148,301,837
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                            119,484               22,232
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $99,497,069)                                                                                           148,324,069
                                                                                                           ------------------

   NETHERLANDS -- (4.2%)
   COMMON STOCKS -- (4.2%)
            ABN AMRO Holding NV                                                                   48,226            1,184,128
            Aegon NV                                                                           1,335,528           16,512,414
            Buhrmann NV                                                                           94,439              843,671
            DSM NV                                                                                99,492            5,992,654
            Hunter Douglas NV                                                                     94,242            4,750,608
            IHC Caland NV                                                                         21,931            1,341,229
            ING Groep NV                                                                       1,856,950           50,968,074
        *   Koninklijke Ahold NV                                                                 713,522            5,243,102
            Koninklijke KPN NV                                                                   778,922            6,757,700
            Koninklijke Nedlloyd NV                                                               12,142              616,114
            Koninklijke Philips Electronics NV                                                   780,482           20,113,730
            NV Holdingsmij de Telegraaf                                                            6,800              161,860
            Oce NV                                                                                60,734              907,927
        *   Versatel Telecom International NV                                                    323,150              858,891
            VNU NV                                                                               380,388           11,476,796
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $89,713,830)                                                                                           127,728,898
                                                                                                           ------------------

   SWEDEN -- (3.7%)
   COMMON STOCKS -- (3.6%)
      # *   Ainax AB                                                                              40,366            1,601,623
            Carbo AB                                                                               2,900               79,805
            Castellum AB                                                                           4,100              142,427
            Electrolux AB Series B                                                               168,300            3,703,241
            Gambro AB Series A                                                                   555,400            7,197,790
            Gambro AB Series B                                                                   216,300            2,715,309
            Holmen AB Series A                                                                     6,300              233,677
            Holmen AB Series B                                                                   155,700            5,437,892

            NCC AB Series B                                                                       59,700              753,603
            Nordic Baltic Holdings AB                                                          1,843,100           18,092,336
            Skandinaviska Enskilda Banken Series A                                               196,000            3,730,512
            Skandinaviska Enskilda Banken Series C                                                 9,800              181,344
            SSAB Swedish Steel Series A                                                          180,800            4,361,398
            SSAB Swedish Steel Series B                                                           60,500            1,433,272
            Svenska Cellulosa AB Series A                                                         19,000              794,428
            Svenska Cellulosa AB Series B                                                        221,100            9,214,003
            Svenska Kullagerfabriken AB Series A                                                  22,650              965,142
            Svenska Kullagerfabriken AB Series B                                                  29,700            1,262,280
            Telia AB                                                                           1,875,000           11,425,027
            Trelleborg AB Series B                                                               160,600            2,658,989
            Volvo AB Series A                                                                    243,200            9,574,994
            Volvo AB Series B                                                                    443,400           18,072,158
            Whilborg Fastigheter AB Class B                                                      173,980            3,457,233
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $70,971,563)                                                                                           107,088,483
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Swedish Krona                                                                                           3,698,511
                                                                                                           ------------------
   (Cost $3,705,806)
   TOTAL -- SWEDEN
     (Cost $74,677,369)                                                                                           110,786,994
                                                                                                           ------------------

   HONG KONG -- (3.2%)
   COMMON STOCKS -- (3.2%)
            Cheung Kong Holdings, Ltd.                                                         1,648,000           15,846,285
            China Overseas Land & Investment, Ltd.                                             1,864,000              442,873
            China Travel International Investment, Ltd.                                          680,000              205,117
            Great Eagle Holdings, Ltd.                                                           175,987              418,358
            Hang Lung Development Co., Ltd.                                                    2,518,000            4,721,136
            Henderson Land Development Co., Ltd.                                                 123,000              638,612
            Hong Kong and Shanghai Hotels, Ltd.                                                  372,000              348,818
            Hopewell Holdings, Ltd.                                                            1,455,000            3,771,769
            Hutchison Whampoa, Ltd.                                                            2,319,000           20,660,149
            Hysan Development Co., Ltd.                                                        2,157,039            4,377,561
            Kerry Properties, Ltd.                                                             2,312,291            4,951,737
            New Asia Realty & Trust Co., Ltd.                                                    140,000               66,640
            New World Development Co., Ltd.                                                    2,625,649            2,946,084
        #   Shanghai Industrial Holdings, Ltd.                                                 1,094,000            2,203,508
        #   Shangri-La Asia, Ltd.                                                              4,190,734            5,359,848
        #   Shun Tak Holdings, Ltd.                                                              134,000              135,857
        #   Sino Land Co., Ltd.                                                                8,041,407            7,689,791
            Tsim Sha Tsui Properties, Ltd.                                                       472,000              661,501
            Wharf Holdings, Ltd.                                                               3,619,214           12,871,190
            Wheelock and Co., Ltd.                                                             3,940,000            6,508,047
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,052,663)                                                                                            94,824,881
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                         203,239
                                                                                                           ------------------
   (Cost $203,299)

   RIGHTS/WARRANTS -- (0.0%)
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        136,000               13,292
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $77,255,962)                                                                                            95,041,412
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   Alitalia Linee Aeree Italiane SpA Series A                                         6,690,000            2,295,497
        *   Banca Antoniana Popolare Veneta SpA                                                   83,000            1,985,205
            Banca Monte Dei Paschi di Siena SpA                                                1,623,479            5,306,690
      # *   Banca Nazionale del Lavoro SpA                                                     2,230,687            5,457,494
        #   Banca Popolare di Lodi Scarl                                                         437,995            4,889,598
            Banca Popolare di Milano                                                             665,400            5,414,145
            Benetton Group SpA                                                                   181,249            2,179,239
        #   Buzzi Unicem SpA                                                                      67,793              950,378
            Caltagirone Editore SpA                                                              222,304            1,889,830
            Capitalia SpA                                                                      2,910,876           11,419,773
            CIR SpA (Cie Industriale Riunite), Torino                                            500,000            1,253,920
        #   Compagnia Assicuratrice Unipol SpA                                                   452,120            2,000,977
      # *   Edison SpA                                                                         1,390,717            2,856,235
            Erg SpA                                                                              197,993            2,203,693
      # *   Fiat SpA                                                                           1,054,970            7,814,046
            Italcementi SpA                                                                      444,060            6,715,735
            Italmobiliare SpA, Milano                                                             33,664            1,949,937
            Manifattura Lane Gaetano Marzotto & Figli SpA                                          5,573               99,295
            Milano Assicurazioni SpA                                                             182,000              917,096
            Pirelli & Co. SpA                                                                  1,486,658            1,891,787
        #   SAI SpA (Sta Assicuratrice Industriale), Torino                                      167,605            4,076,989
            San Paolo-IMI SpA                                                                    121,701            1,670,468
            Societe Cattolica di Assicurazoni Scarl SpA                                            8,800              387,448
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,926,723)                                                                                            75,625,475
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Fiat SpA Warrants 01/31/07                                                            51,693                8,224
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ITALY
     (Cost $69,926,723)                                                                                            75,633,699
                                                                                                           ------------------

   IRELAND -- (1.6%)
   COMMON STOCKS -- (1.6%)
            Allied Irish Banks P.L.C.                                                            144,188            2,798,692
            Bank of Ireland P.L.C.                                                                99,637            1,518,985
            CRH P.L.C.                                                                           545,646           13,761,010
        *   Elan Corp. P.L.C.                                                                    690,634           17,993,169

            Irish Permanent P.L.C.                                                               650,175           11,241,742
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $26,709,697)                                                                                            47,313,598
                                                                                                           ------------------

   FINLAND -- (1.5%)
   COMMON STOCKS -- (1.5%)
            Huhtamaki Van Leer Oyj                                                                 2,300               33,653
      # *   Kemira GrowHow Oyj                                                                    21,542              157,467
            Kemira Oyj                                                                           101,377            1,403,187
            Kesko Oyj                                                                            157,000            3,651,209
            Metso Oyj                                                                            219,166            3,509,431
            M-real Oyj Series B                                                                  253,400            1,651,678
            Okobank Class A                                                                       65,000              903,664
            Outokumpu Oyj Series A                                                               351,300            6,533,481
            Rautaruukki Oyj Series K                                                              12,900              155,654
            Stora Enso Oyj Series R                                                              766,900           12,227,695
            Upm-Kymmene Oyj                                                                      539,400           12,165,996
        #   Wartsila Corp. Oyj Series B                                                           39,600            1,374,564
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $31,526,494)                                                                                            43,767,679
                                                                                                           ------------------

   BELGIUM -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Ackermans & Van Haaren SA                                                              4,187              142,184
            Algemene Mij Voor Nijverheidskredit Almanij                                           94,286            8,460,761
            Banque Nationale de Belgique                                                           1,049            4,441,149
            Bekaert SA                                                                             2,787              218,038
            Cofinimmo SA                                                                           1,108              177,423
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                109,966            8,509,068
            Dexia SA                                                                             191,251            4,080,385
            D'Ieteren SA                                                                             431               81,571
            Groupe Bruxelles Lambert                                                              55,500            4,336,610
        *   ING Bank Belgium NV                                                                      128                    4
            Nationale a Portefeuille                                                               4,029              763,223
            Sofina SA                                                                             10,500              694,874
            Suez (ex Suez Lyonnaise des Eaux)                                                     95,400            2,239,088
            Tessenderlo Chemie                                                                    31,155            1,298,467
            Union Miniere SA                                                                      70,740            6,405,311
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,690,265)                                                                                            41,848,156
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Umicore-Strip VVPR Rights                                                              2,009                  265
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $26,690,265)                                                                                            41,848,421
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   DENMARK -- (1.2%)
   COMMON STOCKS -- (1.2%)
            Carlsberg A.S. Series B                                                               32,525            1,517,604
            Codan A.S.                                                                            57,000            2,919,597
            Danisco A.S.                                                                          56,130            3,423,707
            Danske Bank A.S.                                                                     395,753           11,832,330
      # *   Jyske Bank A.S.                                                                       82,000            2,945,370
            Nordea AB                                                                            475,918            4,667,916
            Rockwool, Ltd.                                                                        31,200            1,502,307
            Sydbank A.S.                                                                           7,120            1,351,873
            Tele Danmark A.S.                                                                    179,750            7,369,301
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,184,424)                                                                                            37,530,005
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                  527
                                                                                                           ------------------
   (Cost $506)
   TOTAL -- DENMARK
     (Cost $23,184,930)                                                                                            37,530,532
                                                                                                           ------------------

   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
            DBS Group Holdings, Ltd.                                                             672,000            6,477,280
            Fraser & Neave, Ltd.                                                                 756,290            6,733,037
            Keppel Corp., Ltd.                                                                   570,000            2,797,082
        #   Neptune Orient Lines, Ltd.                                                           801,000            1,440,753
            Overseas Chinese Banking Corp., Ltd.                                                  94,000              768,699
            Sembcorp Industries, Ltd.                                                          1,700,000            1,505,050
            Singapore Airlines, Ltd.                                                           1,258,000            8,361,262
            Singapore Land, Ltd.                                                                 813,000            2,221,984
            United Overseas Bank, Ltd.                                                            66,000              547,881
            United Overseas Land, Ltd.                                                         1,734,000            2,458,662
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,461,854)                                                                                            33,311,690
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                       1,127,329
                                                                                                           ------------------
   (Cost $1,126,620)
   TOTAL -- SINGAPORE
     (Cost $27,588,474)                                                                                            34,439,019
                                                                                                           ------------------

   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
            Den Norske Bank ASA Series A                                                         759,794            7,170,633
            Norsk Hydro ASA                                                                      200,940           16,466,917
            Norske Skogindustrier ASA Series A                                                   247,500            5,265,472

            Storebrand ASA                                                                       355,300            3,163,737
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,217,193)                                                                                            32,066,759
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                           524,680
                                                                                                           ------------------
   (Cost $525,947)
   TOTAL -- NORWAY
     (Cost $23,743,140)                                                                                            32,591,439
                                                                                                           ------------------

   AUSTRIA -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Bank Austria Creditanstalt AG                                                         45,184            3,847,276
            Bohler Uddeholm AG                                                                     6,402              758,788
            OMV AG                                                                                11,385            3,007,395
        #   Voestalpine AG                                                                        62,211            4,450,174
            Wienerberger AG                                                                       16,123              717,244
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $7,462,154)                                                                                             12,780,877
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                       1,428,405            3,572,420
            Banco Espirito Santo e Comercial de Lisboa                                            86,280            1,526,668
            BPI SGPS SA                                                                          477,999            1,946,299
        #   Cimpor Cimentos de Portugal SA                                                       503,265            2,792,308
            Portucel-Empresa Produtora de Pasta de Papel SA                                    1,442,478            2,938,854
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $10,531,651)                                                                                            12,776,549
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Agricultural Bank of Greece S.A.                                                     123,600            1,011,961
            Alpha Credit Bank                                                                     35,040            1,100,861
            Bank of Greece                                                                         8,520            1,077,870
            Bank of Piraeus S.A.                                                                   4,600               72,272
            Commercial Bank of Greece                                                             44,760            1,364,782
            EFG Eurobank Ergasias S.A.                                                            60,097            1,751,263
            Hellenic Petroleum S.A.                                                              159,140            1,666,698
            Hellenic Tellecommunication Organization Co. S.A.                                    140,460            2,309,191
            National Bank of Greece                                                               20,176              622,832
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $7,215,408)                                                                                             10,977,730
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  99,828              555,368
            Carter Holt Harvey, Ltd.                                                           1,955,577            3,108,333
            Fletcher Building, Ltd.                                                              440,315            1,942,870
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,198,478)                                                                                              5,606,571
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                        624,922
                                                                                                           ------------------
   (Cost $624,200)
   TOTAL -- NEW ZEALAND
     (Cost $4,822,678)                                                                                              6,231,493
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.2%)
   INVESTMENT IN CURRENCY -- (0.2%)
        *   Euro Currency                                                                                           5,870,958
                                                                                                           ------------------
   (Cost $5,800,001)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (7.1%)
            Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
              (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from
              05/15/05 to 02/15/16, valued at $183,600,001) to be repurchased at
              $180,009,800 (Cost $180,000,000) ^                                                 180,000          180,000,000
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07, valued at
              $33,384,773) to be repurchased at $32,928,720 (Cost $32,927,000)                    32,927           32,927,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $212,927,000)                                                                                          212,927,000
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
  (Cost $2,345,081,600)++                                                                                  $    3,014,120,993
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
 JAPAN -- (77.5%)
 COMMON STOCKS -- (76.7%)
 * A&A Material Corp.                                                  123,000   $       170,730
 * ABILIT Corp.                                                         22,000           192,119
 # Achilles Corp.                                                      549,000           920,852
   Aderans Co., Ltd.                                                    72,850         1,603,895
   Advan Co., Ltd.                                                      48,700           595,887
   ADVANEX, Inc.                                                        78,000           308,808
*# Aeon Fantasy Co., Ltd.                                               21,000           493,120
 * Ahjikan Co., Ltd.                                                    10,500            81,945
 # Ahresty Corp.                                                        28,300           351,478
   Aica Kogyo Co., Ltd.                                                111,000         1,281,041
   Aichi Bank, Ltd.                                                     19,000         1,479,008
   Aichi Corp.                                                         136,000           590,910
 * Aichi Machine Industry Co., Ltd.                                    153,000           522,188
 # Aichi Steel Corp.                                                    68,000           362,590
   Aichi Tokei Denki Co., Ltd.                                          67,000           195,785
   Aida Engineering, Ltd.                                              113,000           468,119
   Aigan Co., Ltd.                                                      33,500           290,783
   Aiphone Co., Ltd.                                                    35,600           618,452
   Airport Facilities Co., Ltd.                                         92,970           486,606
   Airtech Japan, Ltd.                                                  12,100           103,253
   Aisan Industry Co., Ltd.                                             90,900           825,577
 * Akai Electric Co., Ltd.                                             363,000             3,531
   Akebono Brake Industry Co., Ltd.                                    166,000           821,612
   Akita Bank, Ltd.                                                    363,000         1,423,164
 # Allied Telesis KK                                                   130,700           274,687
   Aloka Co., Ltd.                                                      49,000           317,688
   Alpha Systems, Inc.                                                  19,600           339,384
 # Alpine Electronics, Inc.                                            108,500         1,456,070
 # Alps Logistics Co., Ltd.                                             24,000           539,400
   Altech Co., Ltd.                                                     14,000            62,569
 * Altech Corp.                                                         12,750           169,242
 # Amano Corp.                                                         154,000         1,402,316
   Amatsuji Steel Ball Manufacturing Co.,
     Ltd.                                                               42,000           428,030
   Ando Corp.                                                          140,000           349,099
   Anest Iwata Corp.                                                    74,000           201,628
 # Anrakutei Co., Ltd.                                                  30,000           207,591
 # Anritsu Corp.                                                       170,000         1,242,072
 * AOC Holdings, Inc.                                                  111,100         1,375,848
   AOI Advertising Promotion, Inc.                                      21,000           155,822
   AOI Electronics Co., Ltd.                                            19,300           282,955
   Aoki International Co., Ltd.                                         87,400         1,101,488
   Aomori Bank, Ltd.                                                   342,000         1,378,461
 * Apic Yamada Corp.                                                    20,000            72,196
*# Arai-Gumi, Ltd.                                                      34,450            64,811
   Arakawa Chemical Industries, Ltd.                                    28,500           377,157
   Araya Industrial Co., Ltd.                                           84,000           192,486
 * Argo 21 Corp.                                                        13,200            93,426
   Ariake Japan Co., Ltd.                                               26,000           628,879
   Aronkasei Co., Ltd.                                                  66,000           310,560
 # As One Corp.                                                         24,500           709,550
   Asahi Denka Kogyo KK                                                169,000         1,628,994
   Asahi Diamond Industrial Co., Ltd.                                  133,000           720,483
   Asahi Kogyosha Co., Ltd.                                             48,000           157,598
   Asahi Organic Chemicals Industry Co.,
     Ltd.                                                              179,000           546,173
 # Asahi Pretec Corp.                                                   36,400   $       447,947
 * Asahi Soft Drinks Co., Ltd.                                          98,500           822,675
 * Asahi Tec Corp.                                                      86,000           184,606
*# Asahi Techno Glass Corp.                                             95,000           331,134
   Asanuma Corp.                                                       123,000           235,199
   Ashimori Industry Co., Ltd.                                          84,000           205,280
   Asia Air Survey Co., Ltd.                                            17,000            39,278
   Asia Securities Printing Co., Ltd.                                   29,000           250,227
   Asics Corp.                                                         392,000         1,254,068
   Asics Trading Co., Ltd.                                              12,000           157,026
   Asti Corp.                                                            8,000            67,305
 # Asunaro Construction, Ltd.                                           90,000           592,392
   Ataka Constuction & Engineering Co.,
     Ltd.                                                               38,000           135,783
   Atom Corp.                                                           16,600           160,640
 # Atsugi Co., Ltd.                                                    361,000           454,404
   Aucnet, Inc.                                                         15,000           283,981
   Autoseven Co., Inc.                                                   7,600            66,474
 # Avex, Inc.                                                           73,300           769,910
 * Azel Corp., Tokyo                                                    89,000           104,723
   Bando Chemical Industries, Ltd.                                     213,000           858,368
   Bank of Okinawa, Ltd.                                                36,900           900,969
   Bank of Saga, Ltd.                                                  320,000         1,157,749
   Bank of the Ryukyus, Ltd.                                            54,080           986,791
   Banpresto Co., Ltd.                                                  17,100           246,341
 * Belluna Co., Ltd.                                                    35,100         1,211,986
 # Best Denki Co., Ltd.                                                231,000           938,859
   Biken Techno Corp.                                                    4,200            29,937
 # BSL Corp.                                                           270,950           520,578
   Bull Dog Sauce Co., Ltd.                                             30,000           350,850
   Bunka Shutter Co., Ltd.                                             134,000           624,324
   Cabin Co., Ltd.                                                      67,000           219,527
   CAC Corp.                                                            31,100           237,090
 # Calpis Co., Ltd.                                                    147,000           957,937
   Canon Electronics, Inc.                                              50,000         1,076,793
 # Canon Finetech, Inc.                                                 78,070         1,251,914
 # Capcom Co., Ltd.                                                    105,500         1,001,297
 * Catena Corp.                                                         46,000           106,977
 * Cats, Inc.                                                           15,400               449
 # Cecile Co., Ltd.                                                     74,200           995,927
   Central Finance Co., Ltd.                                           180,000           625,600
 # Central Security Patrols Co., Ltd.                                   31,400           257,719
   CFS Corp.                                                            47,500           268,690
 * Chiba Kogyo Bank, Ltd.                                               91,700           537,868
   Chino Corp.                                                          70,000           218,392
   Chiyoda Co., Ltd.                                                    76,600         1,142,112
   Chofu Seisakusho Co., Ltd.                                           54,500           989,984
*# Chori Co., Ltd.                                                     305,000           474,918
 # Chuetsu Pulp and Paper Co., Ltd.                                    199,000           500,499
 * Chugai Mining Co., Ltd.                                             188,600           115,538
   Chugai Ro Co., Ltd.                                                 168,000           369,806
 # Chugoku Marine Paints, Ltd.                                         124,000           698,194
 # Chugokukogyo Co., Ltd.                                               45,000           134,437
   Chukyo Bank, Ltd.                                                   412,000         1,472,841
   Chuo Denki Kogyo Co., Ltd.                                           42,000           237,613
   Chuo Gyorui Co., Ltd.                                                61,000           114,375
   Chuo Spring Co., Ltd., Nagoya                                       103,000           414,148
   Chuo Woollen Mills, Ltd.                                             24,000            86,669

                                                                        SHARES            VALUE+
                                                                        ------            ------
   CKD Corp.                                                           113,000   $       664,912
*# Clarion Co., Ltd.                                                   587,000         1,394,571
   Cleanup Corp.                                                        75,000           681,545
 # CMK Corp.                                                            96,000         1,186,294
   Coca-Cola Central Japan Co., Ltd.                                       166         1,259,116
   Colowide Co., Ltd.                                                   29,000           314,240
*# Columbia Music Entertainment, Inc.                                  260,000           247,056
   Commuture Corp.                                                      71,202           577,731
   Computer Engineering & Consulting,
     Ltd.                                                               29,800           295,210
*# Co-Op Chemical Co., Ltd.                                             80,000           110,014
*# Copal Co., Ltd.                                                      21,600           321,747
 * Core Corp.                                                           10,100           187,034
   Corona Corp.                                                         53,500           856,982
 # Cosel Co., Ltd.                                                      35,900           851,634
*# Cosmo Securities Co., Ltd.                                          789,000         1,428,084
   Create Medic Co., Ltd.                                               11,000            90,951
   Credia Co., Ltd.                                                     14,000           272,533
   Cresco, Ltd.                                                         11,600           121,578
   CTI Engineering Co., Ltd.                                            19,000           124,327
 # Culture Convenience Club Co., Ltd.                                   91,700         1,146,666
   CVS Bay Area, Inc.                                                   30,000            88,187
*# Cybozu, Inc.                                                             41            47,865
*# Cybozu, Inc.                                                             82            95,724
*# D&M Holdings, Inc.                                                  134,000           365,710
 # Dai Nippon Toryo, Ltd.                                              229,000           346,772
   Daibiru Corp.                                                        89,000           608,585
   Dai-Dan Co., Ltd.                                                    74,000           456,345
   Daido Kogyo Co., Ltd.                                                60,000           124,908
 # Daidoh, Ltd.                                                         61,000           627,874
*# Daiei, Inc.                                                         249,500           495,796
   Daifuku Co., Ltd.                                                   209,000         1,235,897
   Daihen Corp.                                                        215,000           422,743
   Daiho Corp.                                                          96,000           205,018
   Dai-Ichi Jitsugyo Co., Ltd.                                          94,000           271,845
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                     47,000           141,332
 # Daiken Corp.                                                        242,000           980,149
   Daiki Co., Ltd.                                                      41,300           439,366
   Daiko Clearing Services Corp.                                        25,000           175,135
   Daikoku Denki Co., Ltd.                                              26,600           610,222
*# Daikyo, Inc.                                                        444,000           719,481
   Daimei Telecom Engineering Corp.                                     74,000           518,249
   Dainichi Co., Ltd.                                                   27,200           157,885
   Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                           163,000           730,598
 # Dainippon Shigyo Co., Ltd.                                           25,000           119,017
   Daisan Bank, Ltd.                                                   337,000         1,313,494
 # Daiseki Co., Ltd.                                                    38,600           671,768
 # Daiso Co., Ltd.                                                     155,000           429,093
 * Daisue Construction Co., Ltd.                                       151,500           167,307
   Daisyo Corp.                                                         38,300           415,245
 * Daito Woolen Spinning & Weaving Co.,
     Ltd., Tokyo                                                        42,000            46,895
   Daiwa Industries, Ltd.                                               82,000           257,991
   Daiwa Kosho Lease Co., Ltd.                                         249,000         1,326,061
 * Daiwa Seiko, Inc.                                                   145,000           185,863
   Daiwabo Co., Ltd.                                                   217,000           300,992
   Daiwabo Information System Co.,
     Ltd.                                                               27,000           322,282
   Danto Corp.                                                          42,000           184,851
   DC Co., Ltd.                                                         33,000            85,245
 # Denki Kogyo Co., Ltd.                                               132,000   $       673,306
   Denny's Japan Co., Ltd.                                              51,000           910,985
   Densei-Lambda KK                                                     34,584           262,743
   Denyo Co., Ltd.                                                      47,000           327,739
 # Descente, Ltd.                                                      140,000           503,788
 * Dia Kensetsu Co., Ltd.                                              141,200           176,460
 * Diamond City Co., Ltd.                                                4,050           104,822
   Diamond Computer Service Co., Ltd.                                   37,700           479,673
 * Dijet Industrial Co., Ltd.                                           34,000            72,097
   DMW Corp.                                                             1,600            68,863
   Doshisha Co., Ltd.                                                   22,900           667,419
 # Doutor Coffee Co., Ltd.                                              38,800           734,133
   DTS Corp.                                                            21,200           484,982
 * DyDo Drinco, Inc.                                                    30,100           918,183
 * Dynic Corp.                                                          66,000           256,396
   Eagle Industry Co., Ltd.                                             78,000           463,363
   Echo Trading Co., Ltd.                                                4,000            51,530
 * Econach Co., Ltd.                                                    26,000            14,150
 # Edion Corp.                                                         144,216         1,290,220
   Ehime Bank, Ltd.                                                    274,000           855,187
 # Eighteenth Bank, Ltd.                                               322,000         1,413,848
   Eiken Chemical Co., Ltd.                                             54,000           629,604
   Eikoh, Inc.                                                          12,100            98,799
   Eizo Nanao Corp.                                                     40,600         1,014,287
   Elna Co., Ltd.                                                       34,000            79,155
   Enplas Corp.                                                         38,400         1,063,907
*# Enshu, Ltd.                                                          69,000           134,538
   Ensuiko Sugar Refining Co., Ltd.                                     51,000           103,308
   Exedy Corp.                                                          80,200         1,406,981
 * F.D.C. Products, Inc.                                                16,390           208,517
   Fancl Corp.                                                          40,100         1,453,083
*# FDK Corp.                                                           230,000           478,760
   Fine Sinter Co., Ltd.                                                31,000            98,012
 * First Baking Co., Ltd.                                               67,000           156,290
   Foster Electric Co., Ltd.                                            44,000           362,871
 # FP Corp.                                                             42,100           674,725
   France Bed Holdings Co., Ltd.                                       417,000         1,241,325
*# Fudo Construction Co., Ltd.                                         273,200           687,064
 # Fuji Co.,Ltd.                                                        63,600         1,184,824
 * Fuji Corp, Ltd.                                                      28,000           285,252
 # Fuji Kiko Co., Ltd.                                                  71,000           295,691
*# Fuji Kosan Co., Ltd.                                                130,000           171,924
   Fuji Kyuko Co., Ltd.                                                205,000           778,557
 * Fuji Spinning Co., Ltd., Tokyo                                      163,000           205,364
 * Fuji Titanium Industry Co., Ltd.                                     10,000            23,565
   Fujicco Co., Ltd.                                                    50,000           644,925
 * Fujii & Co., Ltd.                                                    44,000               428
 * Fujiko Co., Ltd.                                                     55,000             1,070
   Fujikura Kasei Co., Ltd.                                             43,000           313,036
 # Fujikura Rubber, Ltd.                                                34,000           212,968
 # Fujirebio, Inc.                                                      81,000         1,054,421
 * Fujita Corp.                                                        320,500           371,016
 # Fujita Kanko, Inc.                                                  194,000           689,835
 # Fujitec Co., Ltd.                                                   170,000           872,261
 * Fujitsu Access, Ltd.                                                 36,000           187,398
   Fujitsu Business Systems, Ltd.                                       45,300           579,697
   Fujitsu Devices, Inc.                                                44,000           484,917
   Fujitsu Fronttec, Ltd.                                               41,500           350,523
*# Fujitsu General, Ltd.                                               188,000           573,434
*# Fujiya Co., Ltd.                                                    218,000           509,899
   Fukuda Corp.                                                         80,000           484,654

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Fukushima Bank, Ltd.                                                323,000   $       507,823
 * Fukusima Industries Corp.                                            13,500           166,352
   Fumakilla, Ltd.                                                      37,000            71,694
*# Furukawa Battery Co., Ltd.                                           45,000           112,973
*# Furukawa Co., Ltd.                                                  699,000           787,201
   Fuso Lexel Inc.                                                      25,400           140,759
   Fuso Pharmaceutical Industries, Ltd.                                157,000           503,210
 * Gajoen Kanko KK                                                      37,000                 0
 # Gakken Co., Ltd.                                                    168,000           358,976
 * Generas Corp.                                                        64,000               623
 # Genki Sushi Co., Ltd.                                                17,200           217,158
   Geostar Corp.                                                        10,000            37,241
 * Gigas K's Denki Corp.                                                 4,704           127,104
   Global-Dining, Inc.                                                   6,200            43,245
 # Godo Steel, Ltd.                                                    297,000         1,113,383
 * Goldwin, Inc.                                                        76,000           173,550
   Gourmet Kineya Co., Ltd.                                             37,000           310,206
 * Graphtec Corp.                                                       39,000            56,867
   Gro-BeLS Co., Ltd.                                                   84,000           101,850
 * GSI Creoss Corp.                                                     90,000           198,577
   Gun-Ei Chemical Industry Co., Ltd.                                  141,000           463,767
   Hagoromo Foods Corp.                                                 33,000           364,310
   Hakuto Co., Ltd.                                                     39,400           527,327
   Hakuyosha Co., Ltd.                                                  57,000           180,208
   Haltec Corp.                                                         32,000            55,422
 * Hamai Co., Ltd.                                                      22,000            31,546
   Hanshin Sogo Bank, Ltd.                                             709,000         1,412,198
   Hanwa Co., Ltd.                                                     405,000         1,753,009
   Happinet Corp.                                                       18,800           212,519
   Harashin Co., Ltd.                                                   24,300           200,273
   Harima Chemicals, Inc.                                               37,000           232,568
   Haruyama Trading Co., Ltd.                                           21,600           274,474
*# Hayashikane Sangyo Co., Ltd.                                        128,000           223,264
 * Hazama Corp.                                                        120,600           259,610
   Heiwado Co., Ltd.                                                   111,000         1,531,046
   Hibiya Engineering, Ltd.                                             72,000           558,462
   Higashi-Nippon Bank, Ltd.                                           345,000           924,900
   Hisaka Works, Ltd.                                                   41,000           404,720
   Hitachi Business Solution Co., Ltd.                                  22,700           154,361
   Hitachi Kiden Kogyo, Ltd.                                            27,000           105,489
   Hitachi Koki Co., Ltd.                                              205,000         1,624,610
   Hitachi Kokusai Electric, Inc.                                      191,000         1,525,119
   Hitachi Medical Corp.                                                71,000           983,991
   Hitachi Metals Techno, Ltd.                                          13,000            39,260
   Hitachi Mobile Co., Ltd.                                             35,000           248,302
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                                            215,000           929,896
   Hitachi Powdered Metal Co., Ltd.                                     53,000           352,508
   Hitachi Tool Engineering, Ltd.                                       44,500           353,866
   Hitachi Transport System, Ltd.                                       75,000           630,520
*# Hitachi Zosen Corp.                                                 944,000         1,392,150
 # Hochiki Corp.                                                        42,000           166,542
*# Hodogaya Chemical Co., Ltd.                                         114,000           541,464
 # Hogy Medical Co., Ltd.                                               30,000         1,355,454
 * Hohsui Corp.                                                         56,000            90,389
   Hokkai Can Co., Ltd., Tokyo                                         106,000           266,729
   Hokkaido Coca Cola Bottling Co.,
     Ltd.                                                               64,000           410,520
   Hokkaido Gas Co., Ltd.                                              105,000           277,418
   Hokko Chemical Industry Co., Ltd.                                    41,000           146,954
 # Hokuetsu Bank, Ltd.                                                 416,000           851,389
   Hokuriku Electric Industry Co., Ltd.                                131,000   $       322,897
   Hokuriku Electrical Construction Co.,
     Ltd.                                                               36,000           103,893
   Hokuriku Gas Co., Ltd.                                               64,000           191,792
*# Hokushin Co., Ltd.                                                   39,900            81,933
 # Hokuto Corp.                                                         61,100         1,161,196
   Homac Corp.                                                          75,700           529,908
   Honshu Chemical Industry Co., Ltd.                                    7,000            38,800
 # Horiba, Ltd.                                                         64,000           823,866
   Horipro, Inc.                                                        23,400           190,362
   Hosiden Corp.                                                       128,700         1,327,166
 * Hosokawa Micron Corp.                                                54,000           234,951
*# Howa Machinery, Ltd.                                                181,000           229,900
 * Ichida and Co., Ltd.                                                 23,400            35,825
   Ichikawa Co., Ltd.                                                   49,000           189,986
*# Ichiken Co., Ltd.                                                    48,000           122,348
 # Ichikoh Industries, Ltd.                                            141,000           330,774
   Ichiyoshi Securities Co., Ltd.                                       87,000           747,767
   Icom, Inc.                                                           26,800           610,130
   Idec Izumi Corp.                                                     63,000           606,459
   Ihara Chemical Industry Co., Ltd.                                    80,000           225,576
 # Iino Kaiun Kaisha, Ltd.                                             177,000           887,781
 * Ikegami Tsushinki Co., Ltd.                                         102,000           179,310
   i-Logistics Corp.                                                    52,000           108,690
   Imasen Electric Industrial Co., Ltd.                                 19,900           171,976
   Impact 21 Co., Ltd.                                                  34,100           719,121
 * Impress Corp.                                                           178           204,447
   Inaba Denki Sangyo Co., Ltd.                                         47,400         1,047,742
   Inaba Seisa Kusho Co., Ltd.                                          32,400           538,389
   Inabata and Co., Ltd., Osaka                                        103,000           899,810
   Inageya Co., Ltd.                                                    97,000           890,992
   Ines Corp.                                                           94,300           847,270
   I-Net Corp.                                                          18,300           129,375
 # Information Services
     International-Dentsu, Ltd.                                         51,800           592,254
 * Intec Communications, Inc.                                           14,000            70,727
 # Intec, Inc.                                                          73,000           552,354
   Inui Steamship Co., Ltd.                                             31,000           157,117
   ISE Chemicals Corp.                                                  38,000           155,141
 # Iseki & Co., Ltd.                                                   393,000           957,102
   Ishihara Sangyo Kaisha, Ltd.                                        688,000         1,541,151
   Ishii Hyoki Co., Ltd.                                                 8,600           108,419
*# Ishii Iron Works Co., Ltd.                                           52,000            84,976
*# Ishikawa Seisakusho, Ltd.                                            75,000            96,036
   Ishikawajima Construction Materials
     Co., Ltd.                                                          18,000            51,928
   Ishikawajima Transport Machinery Co.,
     Ltd.                                                               16,000            43,700
   Ishizuka Glass Co., Ltd.                                             49,000           100,216
   Itochu Enex Co., Ltd.                                               166,900         1,073,274
   Itochu Shokuh Co., Ltd.                                              24,400           834,333
   Itoki Crebio Corp.                                                   56,000           181,275
   Iwaki & Co., Ltd.                                                    38,000            98,674
 # Iwasaki Electric Co., Ltd.                                          142,000           467,684
   Iwatani International Corp.                                         459,000         1,122,136
 * Iwatsu Electric Co., Ltd.                                           166,000           341,683
 * Izuhakone Railway Co., Ltd.                                             300            15,799
   Izumiya Co., Ltd.                                                   157,000         1,020,992
*# Izutsuya Co., Ltd.                                                  123,000           210,110
   Jac Holdings Co., Ltd.                                               17,300           125,398
 # Jaccs Co., Ltd.                                                     207,000         1,100,727

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Jalux, Inc.                                                          20,600   $       373,667
   Jamco Corp.                                                          41,000           207,243
*# Janome Sewing Machine Co., Ltd.                                     259,000           376,595
   Japan Aviation Electronics Industry,
     Ltd.                                                               21,000           192,869
 * Japan Bridge Corp.                                                   31,000            40,105
   Japan Business Computer Co., Ltd.                                    34,000           224,168
   Japan Carlit Co., Ltd.                                               28,000           184,268
 # Japan Cash Machine Co., Ltd.                                         36,610         1,509,798
   Japan Digital Laboratory Co., Ltd.                                   59,200           628,265
   Japan Foundation Engineering Co.,
     Ltd.                                                               49,200           261,734
   Japan Information Processing Service
     Co., Ltd.                                                          31,800           186,496
 # Japan Kenzai Co., Ltd.                                               44,840           324,429
   Japan Maintenance Co., Ltd.                                          34,100           331,075
   Japan Medical Dynamic Marketing,
     Inc.                                                               29,800           313,311
   Japan Oil Transportation Co., Ltd.                                   45,000           105,304
 # Japan Pulp and Paper Co., Ltd.                                      269,000           882,819
*# Japan Radio Co., Ltd.                                               240,000           839,121
   Japan Servo Co., Ltd.                                                51,000           159,942
   Japan Steel Tower Co., Ltd.                                          19,000            62,852
 # Japan Steel Works, Ltd.                                             695,000         1,036,406
 # Japan Storage Battery Co., Ltd.                                     529,000         1,096,133
 # Japan Transcity Corp.                                               113,000           387,865
   Japan Vilene Co., Ltd.                                              112,000           545,506
   Japan Wool Textile Co., Ltd.                                        162,000           947,290
   Jastec Co., Ltd.                                                     11,600           199,891
   Jeans Mate Corp.                                                     15,540           163,807
 # Jeol, Ltd.                                                          137,000           884,317
   Jiec Co., Ltd.                                                           87            92,526
   JMS Co., Ltd.                                                        49,000           150,672
   Joban Kosan Co., Ltd.                                               101,000           165,669
   J-Oil Mills, Inc.                                                   296,000         1,043,303
   Joint Corp.                                                          32,900           763,070
 # Joshin Denki Co., Ltd.                                               98,000           296,715
 # Jsp Corp.                                                            49,200           552,133
   Juel Verite Ohkubo Co., Ltd.                                         24,000            62,973
*# Jujiya Co., Ltd.                                                    383,000           397,178
*# Juki Corp.                                                          176,000           612,947
 * Jyomo Co., Ltd.                                                      48,000           124,070
   K.R.S. Corp.                                                         20,300           297,201
   Kabuki-Za Co., Ltd.                                                  16,000           654,089
   Kadokawa Holdings, Inc.                                              27,000         1,031,369
 # Kaga Electronics Co., Ltd.                                           46,200           795,167
   Kagawa Bank, Ltd.                                                   138,350           683,224
 # Kagome Co., Ltd.                                                    143,300         1,505,254
   Kahma Co., Ltd.                                                      55,900           612,248
 # Kaken Pharmaceutical Co., Ltd.                                      180,000         1,131,450
 * Kakuei (L.) Corp.                                                   100,000               973
*# Kamagai Gumi Co., Ltd.                                               87,800           189,516
   Kameda Seika Co., Ltd.                                               39,000           345,961
   Kamei Corp.                                                          67,000           611,107
   Kanaden Corp.                                                        55,000           281,017
   Kanagawa Chuo Kotsu Co., Ltd.                                       109,000           649,793
   Kanamoto Co., Ltd.                                                   43,000           228,396
*# Kanebo, Ltd.                                                         96,200         1,144,536
 * Kanematsu Corp.                                                     708,500         1,064,122
 # Kanematsu Electronics, Ltd.                                          45,500           349,046
*# Kanematsu-NNK Corp.                                                  60,000           156,933
   Kanto Auto Works, Ltd., Yokosuka                                    125,500   $     1,444,364
   Kanto Denka Kogyo Co., Ltd.                                          93,000           320,095
   Kanto Natural Gas Development Co.,
     Ltd.                                                              104,000           572,179
*# Kanto Tsukuba Bank, Ltd.                                             45,500           262,748
   Kasai Kogyo Co., Ltd.                                                59,000           195,969
   Kasei (C.I.) Co., Ltd.                                               58,000           228,153
   Kasumi Co., Ltd.                                                    132,000           744,366
   Katakura Chikkarin Co., Ltd.                                         27,000            80,792
   Katakura Industries Co., Ltd.                                        61,000           689,437
   Kato Sangyo Co., Ltd.                                                70,300           916,784
 # Kato Works Co., Ltd.                                                 82,000           197,608
 * Katsumura Construction Co., Ltd.                                     48,600            62,374
   Kawada Industries, Inc.                                              76,000           205,790
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                            99,000           146,903
   Kawamoto Corp.                                                        4,000            24,815
 * Kawasaki Kasei Chemicals, Ltd.                                       36,000            48,848
   Kawashima Textile Manufacturers,
     Ltd.                                                              126,000           167,578
   Kawasho Gecoss Corp.                                                 57,900           274,190
   Kawasumi Laboratories, Inc.                                          26,000           178,844
   Kawatetsu Systems, Inc.                                                 112           149,926
   Kayaba Industry Co., Ltd.                                           399,000         1,362,520
   Keihanshin Real Estate Co., Ltd.                                     76,000           363,304
 # Keihin Co., Ltd.                                                    100,000           201,971
   Keiiyu Co., Ltd.                                                     15,000           189,122
   Keiyo Bank, Ltd.                                                    375,000         1,332,159
 # Keiyo Co., Ltd.                                                     139,900           579,767
 # Kentucky Fried Chicken Japan, Ltd.                                   55,000         1,082,310
*# Kenwood Corp.                                                       570,000         1,050,340
   Key Coffee, Inc.                                                     41,300           578,146
 # Kibun Food Chemifa Co., Ltd.                                         49,000         1,121,104
 * Kimmon Manufacturing Co., Ltd.                                       41,000            59,134
 * Kimura Chemical Plants Co., Ltd.                                     27,000            65,307
   Kinki Coca-Cola Bottling Co., Ltd.                                  116,000         1,040,508
 * Kinki Nippon Tourist Co., Ltd.                                      133,000           319,871
   Kinki Sharyo Co., Ltd., Nagaokakyo                                  122,000           367,930
 * Kinsho Corp.                                                         21,000            71,208
 # Kinugawa Rubber Industrial Co., Ltd.                                107,000           225,335
   Kioritz Corp.                                                       113,000           303,705
 * Kirindo Co., Ltd.                                                    10,300            83,385
   Kishu Paper Co., Ltd.                                               125,000           211,388
 # Kisoji Co., Ltd.                                                     42,100           638,283
   Kitagawa Iron Works Co., Ltd.                                       150,000           312,951
   Kita-Nippon Bank, Ltd.                                               14,206           671,051
   Kitano Construction Corp.                                           124,000           278,951
   Kitazawa Sangyo Co., Ltd.                                            17,500            41,127
   Kitz Corp.                                                          234,000         1,286,943
   Kiyo Bank, Ltd.                                                     757,000         1,499,096
   Koa Corp.                                                            76,000           538,665
   Koatsu Gas Kogyo Co., Ltd.                                           93,000           347,033
   Kobayashi Yoko Co., Ltd.                                             16,900           331,804
   Kodensha Co., Ltd.                                                   14,000            43,181
   Koekisha Co., Ltd.                                                    9,600           206,691
   Kohnan Shoji Co., Ltd.                                               36,200           470,964
   Kohsoku Corp.                                                        48,000           315,049
   Koike Sanso Kogyo Co., Ltd.                                          71,000           156,036
   Koito Industries, Ltd.                                               66,000           285,594
 # Kojima Co., Ltd.                                                     68,400           716,704
 * Kokune Corp.                                                         42,000               409

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Kokusai Kogyo Co., Ltd.                                              60,000   $       182,129
   Komai Tekko, Inc.                                                    53,000           152,150
   Komatsu Electronics Metals Co., Ltd.                                 52,000           482,007
   Komatsu Seiren Co., Ltd.                                             69,000           395,402
   Komatsu Wall Industry Co., Ltd.                                      17,300           309,524
   Konaka Co., Ltd.                                                     36,300           441,752
 # Konami Sports Corp.                                                  53,300         1,018,291
   Kondotec, Inc.                                                       18,500           140,301
   Konishi Co., Ltd.                                                    32,300           307,602
   Kosaido Co., Ltd.                                                    34,000           254,013
 # Kosei Securities Co., Ltd.                                          137,000           253,049
 # Kubotek Corp.                                                           230           316,204
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                             139,000           357,411
   Kurabo Industries, Ltd.                                             459,000         1,002,752
   Kureha Chemical Industry Co., Ltd.                                  352,000         1,336,211
   Kurimoto, Ltd.                                                      224,000           550,321
 # Kuroda Electric Co., Ltd.                                            62,400         1,349,502
   Kuroganeya Co., Ltd.                                                 14,000            58,957
   Kurosaki Harima Corp.                                               144,000           428,099
   Kyoden Co., Ltd.                                                     93,000           616,919
   Kyodo Printing Co., Ltd.                                            152,000           575,895
   Kyodo Shiryo Co., Ltd.                                              145,000           204,105
   Kyoei Sangyo Co., Ltd.                                               44,000           145,283
   Kyoei Tanker Co., Ltd.                                               53,000           138,079
   Kyokuto Boeki Kaisha, Ltd.                                           36,000           104,490
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                     49,200           563,274
   Kyokuyo Co., Ltd.                                                   198,000           389,775
   Kyoritsu Maintenance Co., Ltd.                                       18,100           377,859
   Kyosan Electric Manufacturing Co.,
     Ltd.                                                               97,000           298,255
   Kyoto Kimono Yuzen Co., Ltd.                                            148           319,207
   Kyowa Electronic Instruments Co.,
     Ltd.                                                               30,000            92,610
   Kyowa Exeo Corp.                                                    201,000         1,770,057
   Kyowa Leather Cloth Co., Ltd.                                        38,800           216,450
   Kyudenko Corp.                                                      140,000           686,988
 * Kyushu-Shinwa Holdings, Inc.                                        576,000         1,031,869
 # Laox Co., Ltd.                                                       54,000           126,392
 # Life Corp.                                                           98,400         1,254,434
 * Link Consulting Associates - Japan
     Corp.                                                              24,300           119,956
 * Lonseal Corp.                                                        69,000            76,459
 * Look, Inc.                                                           50,000           203,798
 # Macnica, Inc.                                                        31,000           931,417
   Maeda Corp.                                                         344,000         1,538,993
   Maeda Road Construction Co., Ltd.                                   182,000         1,340,810
   Maezawa Industries, Inc.                                             27,700           163,356
   Maezawa Kaisei Industries Co., Ltd.                                  25,400           472,898
   Maezawa Kyuso Industries Co., Ltd.                                   25,400           351,745
 * Magara Construction Co., Ltd.                                        61,000            73,923
 # Makino Milling Machine Co., Ltd.                                    161,000           866,709
 * Mamiya-Op Co., Ltd.                                                  58,000            80,837
   Marche Corp.                                                         10,700           112,383
 # Mars Engineering Corp.                                               44,400         1,501,577
   Marubeni Construction Material Lease
     Co., Ltd.                                                          54,000           113,344
 # Marubeni Telecom Co., Ltd.                                              117           116,539
   Marubun Corp.                                                        44,600           326,331
   Marudai Food Co., Ltd.                                              214,000           428,099
 * Maruei Department Store Co., Ltd.                                    72,000           166,181
   Maruetsu, Inc.                                                      209,000   $     1,029,423
   Maruha Group, Inc.                                                  477,000         1,039,428
 * Maruishi Holdings Co., Ltd.                                         214,000             2,082
   Marusan Securities Co., Ltd.                                        138,000           831,289
   Maruwa Co., Ltd.                                                     17,500           266,956
   Maruwn Corp.                                                         44,000           117,653
   Maruya Co., Ltd.                                                     14,000           111,532
 # Maruyama Manufacturing Co., Inc.                                     73,000           347,676
 * Maruzen Co., Ltd.                                                   179,000           414,428
   Maruzen Co., Ltd. - General
   Commercial Kitchen Appliances &
   Equipment                                                            30,000           166,398
   Maruzen Showa Unyu Co., Ltd.                                        176,000           594,258
   Maspro Denkoh Corp.                                                  32,300           344,339
   Matsuda Sangyo Co., Ltd.                                             34,500           301,701
   Matsui Construction Co., Ltd.                                        40,000           156,880
 * Matsuo Bridge Co., Ltd.                                              37,000            81,326
 # Matsuya Co., Ltd.                                                    96,000           515,272
   Matsuya Foods Co., Ltd.                                              34,500           728,796
 # Matsuzakaya Co., Ltd.                                               312,077         1,198,358
   Max Co., Ltd.                                                       104,000         1,070,430
 * Maxvalu Tohok Co., Ltd.                                              18,200           167,475
 * MEC Co., Ltd.                                                        13,700           185,388
 # Megachips Corp.                                                      44,400           507,314
   Meidensha Corp.                                                     417,050           816,539
*# Meiji Machine Co., Ltd.                                              90,000           151,932
   Meiji Shipping Co., Ltd.                                             58,000           207,405
   Meisei Industrial Co., Ltd.                                          29,000           107,928
   Meito Sangyo Co., Ltd.                                               45,600           713,799
   Meito Transportation Co., Ltd.                                       22,000           200,770
   Meiwa Estate Co., Ltd.                                               43,800           470,856
   Meiwa Industry Co., Ltd.                                             15,000            47,909
 * Meiwa Trading Co., Ltd.                                              55,000           124,478
   Melco Holdings, Inc.                                                  9,000           163,715
   Mercian Corp.                                                       267,000           657,256
 * Mesco, Inc.                                                          15,000            49,344
   Michinoku Bank, Ltd.                                                281,000         1,329,939
   Mikuni Coca-Cola Bottling Co., Ltd.                                  99,000           939,161
   Milbon Co., Ltd.                                                     18,900           517,922
 # Mimasu Semiconductor Industry Co.,
     Ltd.                                                               38,200           510,863
   Ministop Co., Ltd.                                                   48,800           814,375
   Mirai Group Co., Ltd.                                                49,000            95,890
   Miroku Jyoho Service Co., Ltd.                                       22,500           222,677
 * Misawa Homes Holdings, Inc.                                         465,900         1,273,124
   Misawa Resort Co., Ltd.                                              90,000           261,851
   Mito Securities Co., Ltd.                                           113,000           338,582
   Mitsuba Corp.                                                        77,690           567,563
*# Mitsubishi Cable Industries, Ltd.                                   277,000           322,375
 * Mitsubishi Kakoki Kaisha, Ltd.                                      117,000           214,570
 # Mitsubishi Paper Mills, Ltd.                                        554,000           854,506
   Mitsubishi Pencil Co., Ltd.                                          61,000           522,763
   Mitsubishi Plastics, Inc.                                           404,000         1,054,596
   Mitsubishi Shindoh Co., Ltd.                                         82,000           182,506
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                              253,000           379,606
   Mitsuboshi Belting, Ltd.                                            153,000           580,945
   Mitsui High-Tec, Inc.                                                72,900           956,456
 # Mitsui Home Co., Ltd.                                               122,000           596,429
   Mitsui Knowledge Industry Co., Ltd.                                  20,100           172,178
*# Mitsui Matsushima Co., Ltd.                                          90,000           230,505

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Mitsui Mining Co., Ltd.                                             290,000   $     1,143,356
   Mitsui Sugar Co., Ltd.                                              145,000           364,639
   Mitsui-Soko Co., Ltd.                                               255,000           815,206
   Mitsumi Electric Co., Ltd.                                          139,400         1,539,206
   Mitsumura Printing Co., Ltd.                                         60,000           355,254
   Mitsuuroko Co., Ltd.                                                117,000           742,675
   Miura Co., Ltd.                                                      76,600         1,228,819
   Miura Printing Corp.                                                 16,000            57,004
   Miyaji Engineering Group                                            120,000           305,428
   Miyazaki Bank, Ltd.                                                 275,000         1,074,553
   Miyoshi Oil & Fat Co., Ltd.                                         120,000           253,844
 # Miyuki Keori Co., Ltd.                                               50,000           197,309
 # Mizuno Corp.                                                        239,000           999,645
   Mochida Pharmaceutical Co., Ltd.                                     44,000           262,225
 * Momiji Holdings, Inc.                                                   371           651,189
   Mori Seiki Co., Ltd.                                                165,100         1,438,333
 # Morinaga & Co., Ltd.                                                499,000         1,133,148
 * Morishita Jinton Co., Ltd.                                           32,800           154,492
   Morita Corp.                                                         85,000           504,647
   Moritex Corp.                                                        15,000           128,682
   Morozoff, Ltd., Osaka                                                50,000            99,164
   Mory Industries, Inc.                                                66,000           203,892
   Mos Food Services, Inc.                                              59,000           790,372
   Moshi Moshi Hotline, Inc.                                             9,350           790,647
 # MR Max Corp.                                                         56,300           183,791
 * Mutoh Industries, Ltd.                                               78,000           208,412
   Mutow Co., Ltd.                                                      38,000           187,614
   Myojo Foods Co., Ltd.                                                76,000           538,970
   Mystar Engineering Corp.                                             15,600            89,533
   Nabtesco Corp.                                                      236,000         1,262,584
   NAC Co., Ltd.                                                        13,000           148,895
 # Nachi-Fujikoshi Corp.                                               433,000         1,131,868
   Nagano Bank, Ltd.                                                   149,000           445,575
 * Nagano Japan Radio Co., Ltd.                                         27,000            43,411
   Nagatanien Co., Ltd.                                                 70,000           551,844
 * Naigai Co., Ltd.                                                    109,000           141,706
 # Nakabayashi Co., Ltd.                                                76,000           268,625
   Nakamuraya Co., Ltd.                                                 98,000           326,639
 * Nakano Corp.                                                         49,000           112,334
 # Nakayama Steel Works, Ltd.                                          203,000           775,238
   Nakayo Telecommunications, Inc.                                      36,000           178,552
 # NEC Infrontia Corp.                                                 196,000           765,295
 # NEC Mobiling, Ltd.                                                   26,400           614,578
   NEC System Integration &
     Construction, Ltd.                                                 78,600           650,172
   NEC Tokin Corp.                                                     207,000           890,751
 # Neturen Co., Ltd., Tokyo                                             66,000           438,571
   New Japan Radio Co., Ltd.                                            62,000           511,484
 * New Real Property KK                                                 43,900                 0
 # Nichia Steel Works, Ltd.                                             67,900           289,231
   Nichias Corp.                                                       253,000           960,377
   Nichiban Co., Ltd.                                                   58,000           220,885
 * Nichiboshin, Ltd.                                                     1,190             1,158
   Nichiha Corp.                                                        64,980           910,702
 # Nichimo Co., Ltd.                                                    54,000           165,673
 * Nichimo Corp.                                                       132,000           106,228
   Nichireki Co., Ltd.                                                  44,000           159,979
   Nichiro Corp.                                                       289,000           485,250
   Nidec Tosok Corp.                                                    27,800           501,908
   Nihon Dempa Kogyo Co., Ltd.                                          38,300           820,568
   Nihon Eslead Corp.                                                   22,040           441,013
   Nihon Inter Electronics Corp.                                        54,000   $       420,106
   Nihon Kagaku Sangyo Co., Ltd.                                        32,000           154,853
 * Nihon Kentetsu Co., Ltd.                                             27,000            54,754
   Nihon Kohden Corp.                                                   85,000           999,874
   Nihon Matai Co., Ltd.                                                50,000           111,693
   Nihon Nohyaku Co., Ltd.                                             103,000           198,990
   Nihon Parkerizing Co., Ltd.                                         115,000           985,091
   Nihon Seiko Co., Ltd.                                                11,000            32,355
   Nihon Shokuh Kako Co., Ltd.                                          40,000           113,763
 * Nihon Spindle Manufacturing Co.,
     Ltd.                                                               56,000            95,926
   Nihon Tokushu Toryo Co., Ltd.                                        35,000           248,646
   Nihon Unisys, Ltd.                                                  125,100         1,161,086
   Niitaka Co., Ltd.                                                     7,260            82,136
   Nikken Chemicals Co., Ltd.                                          112,000           326,661
 # Nikkiso Co., Ltd.                                                   123,000           670,374
   Nikko Co., Ltd., Akashi                                              66,000           213,822
   Nikko Travel Co., Ltd.                                               12,200            68,354
 * Nippei Toyama Corp.                                                  80,000           164,519
   Nippo Corp.                                                         210,000         1,248,046
 * Nippon Avionics Co., Ltd.                                            40,000           129,893
   Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                         276,000           576,789
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                             101,000           218,215
   Nippon Carbon Co., Ltd.                                             177,000           324,586
 # Nippon Ceramic Co., Ltd.                                             37,000           449,596
   Nippon Chemical Industrial Co., Ltd.                                161,000           544,949
   Nippon Chemi-Con Corp.                                              239,000         1,228,334
*# Nippon Chemiphar Co., Ltd.                                           70,000           321,517
   Nippon Chutetsukan KK                                                44,000            87,958
   Nippon Concrete Industries Co., Ltd.                                 65,000           258,821
 * Nippon Conveyor Co., Ltd.                                            43,000            53,355
 # Nippon Denko Co., Ltd.                                              206,000           804,080
   Nippon Densetsu Kogyo Co., Ltd.                                     118,000           613,052
   Nippon Denwa Shisetu Co., Ltd.                                      104,000           369,962
 # Nippon Felt Co., Ltd.                                                40,000           205,809
   Nippon Fine Chemical Co., Ltd.                                       40,000           169,120
   Nippon Flour Mills Co., Ltd.                                        314,000         1,366,219
 * Nippon Foil Mfg., Co., Ltd.                                          21,000            47,295
   Nippon Formula Feed Manufacturing
     Co., Ltd.                                                         100,000           162,881
   Nippon Gas Co., Ltd.                                                 81,000           629,099
   Nippon Hume Corp.                                                    43,000           156,667
 * Nippon Jogesuido Sekkei Co., Ltd.                                       175           246,417
   Nippon Kanzai Co., Ltd.                                              37,200           575,068
*# Nippon Kasei Chemical Co., Ltd.                                     186,000           377,349
*# Nippon Kinzoku Co., Ltd.                                             93,000           183,237
 # Nippon Koei Co., Ltd., Tokyo                                        137,000           367,077
   Nippon Konpo Unyu Soko Co., Ltd.                                    137,000         1,344,347
*# Nippon Koshuha Steel Co., Ltd.                                      221,000           310,964
*# Nippon Metal Industry Co., Ltd.                                     319,000           584,317
   Nippon Pigment Co., Ltd.                                             11,000            38,428
   Nippon Pillar Packing Co., Ltd.                                      33,000           238,744
   Nippon Piston Ring Co., Ltd.                                        133,000           283,717
 # Nippon Road Co., Ltd.                                               177,000           360,112
 # Nippon Seiki Co., Ltd.                                              104,000           921,598
   Nippon Seisen Co., Ltd.                                              39,000           152,360
   Nippon Sharyo, Ltd.                                                 267,000           625,664
   Nippon Shinyaku Co., Ltd.                                           129,000           931,242
   Nippon Signal Co., Ltd.                                             109,000           551,637

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Nippon Soda Co., Ltd.                                               252,000   $       743,750
   Nippon Suisan Kaisha, Ltd.                                          457,000         1,490,283
   Nippon Synthetic Chemical Industry
     Co., Ltd.                                                         152,000           362,615
   Nippon System Development Co.,
     Ltd.                                                               47,500           853,979
   Nippon Systemware Co., Ltd.                                          20,000           141,818
 # Nippon Thompson Co., Ltd.                                           131,000           762,779
   Nippon Tungsten Co., Ltd.                                            44,000            95,388
   Nippon Valqua Industries, Ltd.                                      141,000           345,022
*# Nippon Yakin Kogyo Co., Ltd.                                        144,500           679,432
 # Nippon Yusoki Co., Ltd.                                              49,000           157,741
 # Nishimatsu Construction Co., Ltd.                                   238,000           746,400
   Nishishiba Electric Co., Ltd.                                        28,000            51,707
   Nissei Corp.                                                         57,600           614,465
   Nissei Plastic Industrial Co., Ltd.                                  35,000           229,892
 * Nisseki House Industry Co., Ltd.                                    260,000             2,529
   Nissha Printing Co., Ltd.                                            81,000           999,513
 # Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                              347,000         1,247,175
 # Nisshin Fudosan Co., Ltd.                                            32,600           330,715
   Nissho Electronics Corp.                                             49,900           383,506
*# Nissho Iwai-Nichmen Holdings Corp.                                  347,100         1,458,447
   Nissin Co., Ltd.                                                    826,400         1,869,154
   Nissin Corp.                                                        177,000           444,349
   Nissin Electric Co., Ltd.                                           177,000           557,199
   Nissin Kogyo Co., Ltd.                                               39,700         1,169,691
   Nissin Sugar Manufacturing Co., Ltd.                                 74,000           143,825
 # Nissui Pharmaceutical Co., Ltd.                                      34,000           206,289
   Nitchitsu Co., Ltd.                                                  14,000            28,355
   Nitta Corp.                                                          54,700           803,386
   Nittan Valve Co., Ltd.                                               58,000           357,876
   Nittetsu Mining Co., Ltd.                                           132,000           516,474
   Nitto Boseki Co., Ltd.                                              460,000           913,118
   Nitto Electric Works, Ltd.                                           79,300           755,372
   Nitto FC Co., Ltd.                                                   48,000           267,900
   Nitto Flour Milling Co., Ltd.                                        54,000           149,551
   Nitto Kohki Co., Ltd.                                                39,300           752,024
   Nitto Seiko Co., Ltd.                                                56,000           143,665
   Nitto Seimo Co., Ltd.                                                32,000            66,022
*# Nittoc Construction Co., Ltd.                                        61,000           123,299
   NIWS Co., Ltd.                                                          498         1,206,986
   Noda Corp.                                                           24,100           170,486
   NOF Corp.                                                           374,000         1,270,035
   Nohmi Bosai, Ltd.                                                    68,000           345,111
   Nomura Co., Ltd.                                                     61,000           397,127
 # Noritake Co., Ltd.                                                  320,000         1,310,538
 # Noritsu Koki Co., Ltd.                                               58,300         1,201,146
 # Noritz Corp.                                                         93,400         1,360,948
   Nosan Corp.                                                         201,000           448,734
   Obayashi Road Corp.                                                  65,000           146,498
   Odakyu Construction Co., Ltd.                                        29,000            79,991
   Odakyu Real Estate Co., Ltd.                                         58,000           141,379
   Oenon Holdings, Inc.                                                 89,000           229,614
 * Ohki Corp.                                                           73,000               710
 * Ohmori Co., Ltd.                                                     18,400            13,605
   Oie Sangyo Co., Ltd.                                                 13,200            98,512
   Oiles Corp.                                                          37,700           787,389
   Oita Bank, Ltd.                                                     263,000         1,326,184
   Okabe Co., Ltd.                                                      29,000           128,060
   Okamoto Industries, Inc.                                            236,000           694,298
 * Okamoto Machine Tool Works, Ltd.                                     75,000   $       220,279
   Okamura Corp.                                                       207,000         1,724,568
   Okaya Electric Industries Co., Ltd.                                  32,000            99,514
   Oki Electric Cable Co., Ltd.                                         56,000           125,112
   Okinawa Electric Power Co., Ltd.                                     27,900         1,189,055
 * OKK Corp.                                                           101,000           236,475
 * Okuma and Howa Machinery, Ltd.                                       69,000           155,897
 * Okuma Corp.                                                         243,000           960,365
 # Okura Industrial Co., Ltd.                                          107,000           689,138
   Okuwa Co., Ltd.                                                      84,000           943,355
   Olympic Corp.                                                        41,900           478,295
 # O-M, Ltd.                                                            46,000           101,757
 * Omikenshi Co., Ltd.                                                  78,000            81,258
   Ono Sokki Co., Ltd.                                                  53,000           312,630
 # Onoken Co., Ltd.                                                     31,000           389,455
   Organo Corp.                                                        101,000           493,967
 * Orient Watch Co., Ltd.                                               12,000             4,786
   Oriental Construction Co., Ltd.                                      39,000           194,546
 # Oriental Yeast Co., Ltd.                                             52,000           365,301
   Origin Electric Co., Ltd.                                            54,000           285,423
   Original Engineering Consultants Co.,
     Ltd.                                                                9,000            51,551
   Osaka Securities Finance Co., Ltd.                                   54,000           158,966
   Osaka Steel Co., Ltd.                                                77,900           968,170
   Osaki Electric Co., Ltd.                                             56,000           218,548
   Oyo Corp.                                                            52,300           497,017
   P.S. Mitsubishi Construction Co., Ltd.                               46,500           202,692
   Pacific Industrial Co., Ltd.                                         99,000           486,162
*# Pacific Metals Co., Ltd.                                            362,000         1,578,356
   Paramount Bed Co., Ltd.                                              58,000         1,537,418
   Parco Co., Ltd.                                                     144,000           836,572
 * Pasco Corp.                                                         135,500           355,581
   Patlite Corp.                                                        16,540           305,127
   PCA Corp.                                                            12,000           181,720
 * Penta-Ocean Construction Co., Ltd.                                  730,000         1,166,387
 # Pentax Corp.                                                        214,000           732,481
   Petrolub International Co., Ltd.                                     24,800           164,224
 * PIA Corp.                                                            13,200           275,789
   Pigeon Corp.                                                         37,000           565,134
   Pilot Corp.                                                              65           222,005
   Piolax, Inc.                                                         19,600           363,333
   Pocket Card Co., Ltd.                                                41,000           634,510
   Pokka Corp.                                                          57,000           255,079
   Poplar Co., Ltd.                                                     13,560           170,260
   Posful Corp.                                                         36,900           224,355
 # Press Kogyo Co., Ltd.                                               185,000           631,122
 * Prima Meat Packers, Ltd.                                            404,000           564,221
   Pulstec Industrial Co., Ltd.                                         21,200           106,084
   Q'Sai Co., Ltd.                                                      58,800           587,001
   Raito Kogyo Co., Ltd.                                                95,500           392,321
   Rasa Industries, Ltd.                                               119,000           326,421
 * Renown D'urban Holdings, Inc.                                        64,800           605,870
 # Resorttrust, Inc.                                                    52,900         1,426,435
   Rheon Automatic Machinery Co.,
     Ltd.                                                               40,000           125,826
   Rhythm Watch Co., Ltd.                                              344,000           721,633
   Ricoh Elemex Corp.                                                   35,000           204,654
   Ricoh Leasing Co., Ltd.                                              55,000         1,388,213
   Right On Co., Ltd.                                                   37,600         1,124,315
   Rikei Corp.                                                          22,500            68,863
 # Riken Corp.                                                         193,000           804,946

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Riken Electric Wire Co., Ltd.                                        20,000   $        35,199
   Riken Keiki Co., Ltd.                                                33,000           190,630
   Riken Technos Corp.                                                 121,000           527,877
   Riken Vitamin Co., Ltd.                                              43,500           926,760
 # Ringer Hut Co., Ltd.                                                 38,300           423,839
   Rion Co., Ltd.                                                        5,000            24,253
   Rock Field Co., Ltd.                                                 25,300           392,826
   Rohto Pharmaceutical Co., Ltd.                                      101,000         1,133,977
   Roland Corp.                                                         47,000           787,698
 # Roland DG Corp.                                                      14,200           686,159
   Royal Co., Ltd.                                                      76,000           990,583
   Ryobi, Ltd.                                                         320,000         1,171,150
   Ryoden Trading Co., Ltd.                                             81,000           474,204
   Ryosan Co., Ltd.                                                     69,200         1,561,876
   Ryoyo Electro Corp.                                                  59,100           859,258
   S Foods, Inc.                                                        60,000           440,062
*# S Science Co., Ltd.                                                 285,000            66,361
 # S.T. Chemical Co., Ltd.                                              55,000           683,544
 * Saeki Kensetsu Kogyo Co., Ltd.                                       71,000            91,529
 # Sagami Chain Co., Ltd.                                               37,000           338,150
   Sagami Co., Ltd.                                                     66,000           230,978
   Sagami Rubber Industries Co., Ltd.                                   15,000            42,651
 # Saibu Gas Co., Ltd.                                                 683,000         1,373,989
 * Sailor Pen Co., Ltd.                                                 74,000           169,054
 # Saizeriya Co., Ltd.                                                  78,100         1,353,760
   Sakai Chemical Industry Co., Ltd.                                   187,000           783,074
   Sakai Heavy Industries, Ltd.                                         60,000           147,209
*# Sakai Ovex Co., Ltd.                                                 85,000           155,852
   Sakata Inx Corp.                                                    102,000           466,881
 # Sakata Seed Corp.                                                    89,400         1,087,106
 * Sakurada Co., Ltd.                                                   38,000            55,312
   Sala Corp.                                                           67,500           319,726
   San-Ai Oil Co., Ltd.                                                134,000           519,420
 # Sanix, Inc.                                                          65,000           523,943
   Sankei Building Co., Ltd.                                           102,000           612,156
   Sanki Engineering Co., Ltd.                                         146,000         1,009,365
   Sanko Co., Ltd.                                                      12,000            79,041
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                              54,000           108,344
   Sankyo Seiko Co., Ltd.                                               97,000           416,202
 # Sankyu, Inc., Tokyo                                                 515,000         1,447,775
   Sanoh Industrial Co., Ltd.                                           60,000           396,732
   Sanrio Co., Ltd.                                                    136,700         1,233,896
   Sanritsu Corp.                                                        5,400            42,743
   Sanshin Electronics Co., Ltd.                                        57,000           417,039
   Sanyo Chemical Industries, Ltd.                                     221,000         1,532,183
 # Sanyo Denki Co., Ltd.                                               103,000           470,863
 # Sanyo Electric Credit Co., Ltd.                                      59,500         1,124,619
   Sanyo Engineering & Construction,
     Inc.                                                               34,000           127,909
   Sanyo Industries, Ltd., Tokyo                                        48,000           119,192
 # Sanyo Shokai, Ltd.                                                  248,000         1,389,383
   Sanyo Special Steel Co., Ltd.                                       283,000           570,674
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                             267,000           352,883
 * Sata Construction Co., Ltd., Gumma                                   61,000            65,542
 # Sato Corp.                                                           59,300         1,466,594
   Sato Shoji Corp.                                                     31,000           218,797
   Satori Electric Co., Ltd.                                            27,980           353,055
   Sawafugji Electric Co., Ltd.                                         31,000            79,406
 * Secom Joshinetsu Co., Ltd.                                           21,400           424,105
   Secom Techno Service Co., Ltd.                                       24,000   $       943,699
   Seibu Electric Industry Co., Ltd.                                    31,000           143,479
 # Seijo Corp.                                                          17,400           233,817
   Seika Corp.                                                         145,000           346,232
 * Seikitokyu Kogyo Co., Ltd.                                           86,000           125,976
 # Seiko Corp.                                                         212,407         1,098,960
   Seiren Co., Ltd.                                                    101,000           727,514
   Sekisui Jushi Co., Ltd.                                              84,000           493,047
   Sekisui Plastics Co., Ltd.                                          165,000           547,207
   Sekiwa Real Eastate, Ltd.                                            36,000           495,257
   Sekiwa Real Estate Chubu, Ltd.                                       17,000           116,386
   Sekonic Corp.                                                        17,000            38,724
   Senko Co., Ltd.                                                     205,000           777,337
   Senshu Electric Co., Ltd.                                            15,300           237,376
   Senshukai Co., Ltd.                                                  87,000           683,294
   Shaddy Co., Ltd.                                                     32,200           319,492
 # Shibaura Mechatronics Corp.                                          79,000           583,457
   Shibusawa Warehouse Co., Ltd.                                       115,000           281,510
   Shibuya Kogyo Co., Ltd.                                              54,000           456,290
 * Shikibo, Ltd.                                                       155,000           192,225
   Shikoku Chemicals Corp.                                             106,000           400,666
   Shikoku Coca-Cola Bottling Co., Ltd.                                 41,100           505,220
   Shimizu Bank, Ltd.                                                   16,700           765,399
   Shin Nippon Air Technologies Co.,
     Ltd.                                                               41,480           287,110
   Shinagawa Refractories Co., Ltd.                                    104,000           281,856
 * Shindengen Electric Manufacturing
     Co., Ltd.                                                         129,000           411,963
   Shin-Etsu Polymer Co., Ltd.                                         144,000           895,187
   Shinkawa, Ltd.                                                       36,600           684,815
   Shin-Keisei Electric Railway Co., Ltd.                               97,000           345,872
   Shinki Co., Ltd.                                                     76,000           745,702
 # Shinko Electric Co., Ltd.                                           257,000           692,659
   Shinko Plantech Co., Ltd.                                            56,000           109,692
   Shinko Shoji Co., Ltd.                                               36,000           240,794
   Shin-Kobe Electric Machinery Co.,
     Ltd.                                                               82,000           312,390
 # Shinmaywa Industries, Ltd.                                          220,000           928,010
   Shinsho Corp.                                                       139,000           304,238
 # Shinwa Kaiun Kaisha, Ltd.                                           304,000           984,621
   Shinyei Kaisha                                                       54,000           124,678
   Shiraishi Corp.                                                      25,000            41,536
   Shiroki Co., Ltd.                                                   148,000           357,480
   Shizuki Electric Co., Inc.                                           47,000           128,273
   Shizuokagas Co., Ltd.                                               119,000           483,989
 * Sho-Bond Corp.                                                       46,200           369,657
   Shobunsha Publications, Inc.                                         29,300           379,676
*# Shochiku Co., Ltd.                                                  198,000         1,246,606
 # Shoei Co., Ltd.                                                      28,800           451,319
   Shoei Foods Corp.                                                    26,000           151,247
   Shoko Co., Ltd.                                                     183,000           319,536
   Shokusan Bank, Ltd.                                                  98,000           352,838
   Showa Aircraft Industry Co., Ltd.                                    54,000           309,546
   Showa Corp.                                                          39,500           461,584
 # Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                                    373,000           488,173
 # Showa Highpolymer Co., Ltd.                                          86,000           250,659
   Showa Mining Co., Ltd.                                               66,000           109,599
   Showa Sangyo Co., Ltd.                                              329,000           769,873
   Showa Tansan Co., Ltd.                                               31,000           102,087
 # Siix Corp.                                                            9,000           166,192

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Silver Ox Inc.                                                       30,000   $        67,691
*# Silver Seiko, Ltd.                                                  228,000            90,988
   Simree Co., Ltd.                                                     11,700            54,497
   Sinanen Co., Ltd.                                                   160,000           801,427
   Sintokogio, Ltd., Nagoya                                            102,000           588,289
   SK Japan Co., Ltd.                                                    8,250            67,686
   SMK Corp.                                                           143,000           659,368
*# Snow Brand Milk Products Co., Ltd.                                  418,500         1,285,040
   Snow Brand Seed Co., Ltd.                                            30,000           118,324
   SNT Corp.                                                            31,000           172,093
   Soda Nikka Co., Ltd.                                                 35,000           108,175
   Sodick Co., Ltd.                                                     87,000           641,653
 * Sofmap Co., Ltd.                                                      9,300            39,408
   Software Research Associates, Inc.                                   11,400           165,872
   Sogo Medical Co., Ltd.                                                8,800           135,746
 * Sokkisha Co., Ltd.                                                   40,000           101,452
   Somar Corp.                                                          22,000            68,206
   Sonton Food Industry Co., Ltd.                                       27,000           289,881
   Sorun Corp.                                                          41,000           245,549
   Sotetsu Rosen Co., Ltd.                                              44,000           258,327
   Sotoh Co., Ltd.                                                      12,000           193,052
   Space Co., Ltd.                                                      22,380           207,544
*# SPC Electronics Corp.                                                29,000           108,260
   SPK Corp.                                                             7,800           109,869
   SRL, Inc.                                                            33,000           380,264
 # SS Pharmaceutical Co., Ltd., Tokyo                                  212,000         1,386,371
   Star Micronics Co., Ltd.                                            103,000           797,139
   Starzen Corp.                                                       144,000           347,121
 # Stella Chemifa Corp.                                                 20,700           392,659
   Subaru Enterprise Co., Ltd.                                          36,000           117,500
 # Sugi Pharmacy Co., Ltd.                                               9,200           297,311
   Sugimoto & Co., Ltd.                                                 13,500           166,720
 # Sumida Corp.                                                         29,790           827,862
   Suminoe Textile Co., Ltd.                                           122,000           230,654
*# Sumitomo Coal Mining Co., Ltd.                                      239,500           344,053
   Sumitomo Densetsu Co., Ltd.                                          50,700           211,786
 # Sumitomo Light Metal Industries,
     Ltd.                                                              541,000           869,740
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                                              413,600           438,288
   Sumitomo Pipe & Tube Co., Ltd.                                       52,000           198,564
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                               84,000           272,104
   Sumitomo Seika Chemicals Co., Ltd.                                  125,000           350,108
*# Sumitomo Titanium Corp.                                              16,000           859,887
 # Sumitomo Warehouse Co., Ltd.                                        254,000         1,150,432
   Sun Wave Corp.                                                       80,000           301,548
   Sundrug Co., Ltd.                                                     6,400           199,222
   SunTelephone Co., Ltd.                                               55,000           317,599
 # Suruga Corp.                                                         15,400           279,204
 * Suzutan Co., Ltd.                                                    13,200           104,721
   SXL Corp.                                                           129,000           232,982
   Sysmex Corp.                                                         39,800         1,585,137
 # T.Hasegawa Co., Ltd.                                                 74,900         1,077,689
   Tabai Espec Corp.                                                    41,000           361,271
 # Tachihi Enterprise Co., Ltd.                                         23,350           905,201
   Tachikawa Corp.                                                      32,300           202,764
   Tachi-S Co., Ltd.                                                    42,100           573,504
   Tadano, Ltd.                                                        239,000         1,134,917
   Taihei Dengyo Kaisha, Ltd.                                           70,000           353,668
 * Taihei Kogyo Co., Ltd.                                              129,000           482,234
 * Taiheiyo Kouhatsu, Inc.                                              90,000   $       120,049
   Taiho Kogyo Co., Ltd.                                                42,000           426,361
   Taikisha, Ltd.                                                       97,000         1,312,165
   Taisei Lamick Co., Ltd.                                               8,500           206,084
   Taisei Rotec Corp.                                                  140,000           275,400
 # Taito Co., Ltd.                                                      70,000           179,901
 # Taito Corp.                                                             619           821,579
   Takada Kiko Co., Ltd.                                                31,000           180,878
   Takagi Securities Co., Ltd.                                          94,000           246,406
   Takamatsu Corp.                                                      35,800         1,138,936
   Takano Co., Ltd.                                                     24,600           374,824
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                       156,000           246,677
*# Taka-Q Co., Ltd.                                                     34,500            72,908
 # Takara Co., Ltd.                                                    224,000         1,105,376
   Takara Printing Co., Ltd.                                            17,050           152,666
   Takara Standard Co., Ltd.                                            36,000           212,485
 * Takarabune Corp.                                                     26,000               253
   Takasago International Corp.                                        172,000           822,484
   Takasago Thermal Engineering Co.,
     Ltd.                                                              160,000         1,026,283
   Takashima & Co., Ltd.                                                60,000           146,988
   Takigami Steel Construction Co.,
     Ltd.                                                               42,000           316,048
   Takiron Co., Ltd.                                                   131,000           592,696
 # Takuma Co., Ltd.                                                    163,000         1,182,717
   Tamura Corp.                                                        139,000           548,876
 * Tamura Taiko Holdings, Inc.                                         101,000           491,528
   Tanseisha Co., Ltd.                                                  26,000           101,648
 # Tasaki Shinju Co., Ltd.                                              53,000           209,912
   Tateho Chemical Industries Co., Ltd.                                 26,500            96,869
   Tatsuta Electric Wire & Cable Co.,
     Ltd.                                                              106,000           206,927
   Taya Co., Ltd.                                                        5,000            40,021
   Tayca Corp.                                                          74,000           208,016
*# TC Properties Co., Ltd.                                             579,000                 0
   TCM Corp.                                                           146,000           314,191
 * TDF Corp.                                                            11,000            43,969
*# Teac Corp.                                                          113,000           142,447
   Techno Ryowa, Ltd.                                                   32,200           181,250
   Tecmo, Ltd.                                                          35,100           264,031
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                                               38,000           381,925
   Teikoku Piston Ring Co., Ltd.                                        63,000           562,147
   Teikoku Sen-I Co., Ltd.                                              39,000           189,347
   Teikoku Tsushin Kogyo Co., Ltd.                                      89,000           362,716
   Tekken Corp.                                                        289,000           481,936
   Ten Allied Co., Ltd.                                                 37,000           143,129
   Tenma Corp.                                                          56,400           924,761
   Teraoka Seisakusho Co., Ltd.                                         29,000           250,232
   Tetra Co., Ltd., Tokyo                                               41,000           117,275
 * The Daito Bank, Ltd.                                                186,000           299,644
   The Nisshin Oillio Group, Ltd.                                      346,000         1,546,584
   Three F Co., Ltd.                                                    12,200            98,842
   Tigers Polymer Corp.                                                 27,000           142,047
*# Titan Kogyo KK                                                       36,000            78,788
 # TKC Corp.                                                            55,900           874,360
   Toa Corp.                                                           341,000           552,759
   Toa Doro Kogyo Co., Ltd.                                             65,000           154,735
   Toa Oil Co., Ltd.                                                   145,000           256,602
 * Toabo Corp.                                                          73,000            76,653

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Toagosei Co., Ltd.                                                  544,719   $     1,731,079
 * Tobu Store Co., Ltd.                                                 71,000           142,791
   TOC Co., Ltd.                                                       119,000         1,012,297
 * Tocalo Co., Ltd.                                                     14,000           424,284
   Tochigi Bank, Ltd.                                                  209,000         1,151,998
   Tochigi Fuji Industrial Co., Ltd.                                    51,000           163,874
   Toda Kogyo Corp.                                                     84,000           329,437
   Todentu Corp.                                                        57,000           162,524
   Toei Co., Ltd.                                                      265,000         1,136,701
   Toenec Corp.                                                        175,000           712,364
   Tohcello Co., Ltd.                                                   47,000           195,781
   Toho Bank, Ltd.                                                     286,000         1,052,357
   Toho Co., Ltd.                                                       43,000           348,288
*# Toho Rayon Co., Ltd.                                                239,000           699,767
   Toho Real Estate Co., Ltd.                                           98,000           373,189
   Toho Titanium Co., Ltd.                                              56,000         1,370,390
   Toho Zinc Co., Ltd.                                                 217,000           556,990
   Tohoku Bank, Ltd.                                                   117,000           243,518
   Tohoku Misawa Homes Co., Ltd.                                        24,000            86,695
 # Tohoku Pioneer Corp.                                                 34,000           635,277
   Tohoku Telecommunications
     Construction Co., Ltd.                                             33,000           256,675
*# Tohpe Corp.                                                          36,000            58,331
   Tohto Suisan Co., Ltd.                                               54,000            99,613
   Tokai Carbon Co., Ltd.                                              378,000         1,351,183
 # Tokai Corp.                                                         138,000           522,250
 * Tokai Kanko Co., Ltd.                                               333,000            90,809
   Tokai Konetsu Kogyo Co., Ltd.                                        15,000            54,397
 * Tokai Lease Co., Ltd.                                                18,000            35,107
   Tokai Pulp & Paper Co., Ltd.                                        101,000           341,339
   Tokai Senko KK, Nagoya                                               47,000            93,462
   Tokai Tokyo Securities Co., Ltd.                                    529,250         1,502,965
   Tokimec, Inc.                                                       152,000           287,536
   Toko Electric Corp.                                                  39,000           125,212
   Toko, Inc.                                                          171,000           485,068
   Tokushima Bank, Ltd.                                                134,200           884,920
   Tokushu Paper Manufacturing Co.,
     Ltd.                                                               80,000           384,387
   Tokyo Biso Kogyo Corp.                                               19,000           126,900
   Tokyo Denpa Co., Ltd.                                                11,000           124,168
   Tokyo Dome Corp.                                                    282,000         1,338,626
   Tokyo Electron Device, Ltd.                                             144           369,448
   Tokyo Energy & Systems, Inc.                                         61,000           276,077
 # Tokyo Kikai Seisakusho, Ltd.                                        150,000           417,731
   Tokyo Leasing Co., Ltd.                                             109,900         1,416,697
 # Tokyo Nissan Auto Sales Co., Ltd.                                    97,000           268,613
   Tokyo Rakutenchi Co., Ltd.                                          109,000           430,947
*# Tokyo Rope Manufacturing Co., Ltd.                                  294,000           544,776
   Tokyo Sangyo Co., Ltd.                                               36,500           110,256
   Tokyo Soir Co., Ltd.                                                 34,000           103,234
*# Tokyo Tekko Co., Ltd.                                                67,000           241,652
   Tokyo Theatres Co., Inc., Tokyo                                     116,000           163,663
   Tokyo Tomin Bank, Ltd.                                               32,800           685,650
   Tokyotokeiba Co., Ltd.                                              526,000           859,550
   Tokyu Community Corp.                                                22,800           369,732
 # Tokyu Livable Inc.                                                   29,300           993,059
   Tokyu Recreation Corp.                                               48,000           276,264
 # Tokyu Store Chain Corp.                                             175,000           846,044
   Toli Corp.                                                          106,000           256,080
   Tomato Bank, Ltd.                                                   189,000           416,237
   Tomen Electronics Corp.                                              15,000           785,619
 # Tomoe Corp.                                                          65,000   $       264,694
   Tomoegawa Paper Co., Ltd.                                            55,000           178,154
   Tomoku Co., Ltd.                                                    153,000           356,018
 # Tomy Co., Ltd.                                                       36,900           538,472
   Tonami Transportation Co., Ltd.                                     165,000           498,805
 # Topcon Corp.                                                         85,000         1,120,146
   Topre Corp.                                                          98,000           729,910
 # Topy Industries, Ltd.                                               405,000         1,465,701
   Torigoe Co., Ltd.                                                    35,000           185,354
   Torii Pharmaceutical Co., Ltd.                                       54,100         1,119,065
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                        47,000           262,103
   Tose Co., Ltd.                                                       12,200           178,862
 # Toshiba Ceramics Co., Ltd.                                          350,000         1,027,904
 # Toshiba Machine Co., Ltd.                                           294,000         1,121,697
   Toshiba Plant Kensetsu Co., Ltd.                                    170,000           782,174
   Tosho Printing Co., Ltd.                                            103,000           336,567
 * Totenko Co., Ltd.                                                    35,000            69,369
   Totetsu Kogyo Co., Ltd.                                              53,000           214,124
 * Totoku Electric Co., Ltd., Tokyo                                     62,000           111,004
 # Tottori Bank, Ltd.                                                  163,000           608,627
   Touei Housing Corp.                                                  49,140         1,271,417
 * Toukei Computer Co., Ltd.                                            14,710           201,603
   Towa Bank, Ltd.                                                     443,000           976,143
 * Towa Corp.                                                           33,000           225,705
   Towa Meccs Corp.                                                     75,000            84,391
*# Towa Real Estate Development Co.,
     Ltd.                                                               80,000           192,235
*# Toyama Chemicals Co., Ltd.                                          359,000         1,288,441
   Toyo Bussan Co., Ltd.                                                30,600           272,503
*# Toyo Communication Equipment Co.,
     Ltd.                                                               89,000           407,854
 * Toyo Construction Co., Ltd.                                         471,000           438,494
 # Toyo Corp.                                                           59,700           698,850
   Toyo Electric Co., Ltd.                                              67,000           187,328
*# Toyo Engineering Corp.                                              473,000         1,314,742
 * Toyo Kanetsu KK                                                     220,000           356,684
   Toyo Kohan Co., Ltd.                                                183,000           710,565
 # Toyo Radiator Co., Ltd.                                             129,000           519,615
   Toyo Securities Co., Ltd.                                           133,000           469,378
 * Toyo Shutter Co., Ltd.                                               77,000           101,573
 * Toyo Sugar Refining Co., Ltd.                                        60,000            84,906
   Toyo Tire & Rubber Co., Ltd.                                        387,000         1,195,680
   Toyo Wharf & Warehouse Co., Ltd.                                    118,000           226,901
 # Trans Cosmos, Inc.                                                   43,800         1,497,596
   Trusco Nakayama Corp.                                                57,400           856,820
   Tsubaki Nakashima Co., Ltd.                                          93,500         1,153,131
   Tsubakimoto Chain Co.                                               358,000         1,279,889
   Tsubakimoto Kogyo Co., Ltd.                                          44,000           102,410
 # Tsudakoma Corp.                                                     101,000           307,483
 # Tsugami Corp.                                                       165,000           484,746
   Tsukamoto Co., Ltd.                                                  44,000            87,538
   Tsukishima Kikai Co., Ltd.                                           78,000           554,283
   Tsurumi Manufacturing Co., Ltd.                                      44,000           337,935
   Tsutsumi Jewelry Co., Ltd.                                           37,700         1,104,894
   Tsutsunaka Plastic Industry Co., Ltd.                                73,000           317,752
   Tsuzuki Denki Co., Ltd.                                              36,000           132,625
   Tsuzuki Densan Co., Ltd.                                             14,200            60,074
   TYK Corp.                                                            67,000           181,962
   U.Store Co., Ltd.                                                    55,600           567,436
   Ube Material Industries, Ltd.                                       144,000           345,018

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Uchida Yoko Co., Ltd.                                                85,000   $       343,455
   Ueki Corp.                                                           47,000           128,253
 # Unicafe, Inc.                                                        10,360           154,028
   Unimat Offisco Corp.                                                 37,500           453,961
 # Union Tool Co.                                                       40,400         1,355,688
*# Unitika, Ltd.                                                       836,000           898,825
   U-Shin, Ltd.                                                         40,000           277,881
   Utoc Corp.                                                           68,000           168,092
   Valor Co., Ltd.                                                      32,000           667,462
   Vital-Net, Inc.                                                      72,100           475,548
   Wakachiku Construction Co., Ltd.                                    206,000           513,072
   Wakamoto Pharmaceutical Co., Ltd.                                    48,000           141,594
   Wakodo Co., Ltd.                                                      4,600           171,748
   Warabeya Nichiyo Co., Ltd.                                           24,860           458,079
   Watabe Wedding Corp.                                                 13,200           288,790
   Watami Food Service Co., Ltd.                                        72,200           560,781
   Weathernews, Inc.                                                    15,800           121,676
 * Wondertable, Ltd.                                                     8,000            10,282
   Wood One Co., Ltd.                                                   86,000           674,054
   Xebio Co., Ltd.                                                      21,100           639,507
   XNET Corp.                                                               57           164,926
   Yahagi Construction Co., Ltd.                                        59,000           222,693
   Yaizu Suisankagaku Industry Co.,
     Ltd.                                                               20,100           198,379
   Yamagata Bank, Ltd.                                                 329,000         1,541,108
   Yamaichi Electronics Co., Ltd.                                       28,400           333,902
   Yamamura Glass Co., Ltd.                                            212,000           481,365
 # Yamatake Corp.                                                      127,300         1,337,454
*# Yamatane Corp.                                                      131,000           188,966
   Yamato Corp.                                                         36,000           156,788
   Yamato International, Inc.                                           43,000           271,723
   Yamato Kogyo Co., Ltd.                                              118,000         1,585,473
   Yamaura Corp.                                                        19,000            48,985
   Yamazen Co., Ltd.                                                   160,000           491,749
   Yaoko Co., Ltd.                                                      36,800           701,298
   Yaskawa Information Systems Corp.                                    11,700           106,421
   Yasuda Warehouse Co., Ltd.                                           61,000           363,477
   Ye Data, Inc.                                                        25,000            69,216
   Yellow Hat, Ltd., Tokyo                                              39,600           332,294
 # Yodogawa Steel Works, Ltd.                                          338,000         1,601,522
   Yokogawa Bridge Corp.                                                74,400           463,833
 # Yokohama Reito Co., Ltd.                                             80,000           520,388
   Yokowo Co., Ltd.                                                     32,300           380,980
   Yomeishu Seizo Co., Ltd.                                             52,000           407,900
   Yomiuri Land Co., Ltd.                                              157,000           479,385
   Yondenko Corp.                                                       63,800           305,420
   Yonekyu Corp.                                                        51,000           557,404
   Yonex Co., Ltd.                                                      41,000           356,489
   Yorozu Corp.                                                         34,100           278,088
   Yoshimoto Kogyo Co., Ltd.                                            60,000           540,886
   Yuasa Funashoku Co., Ltd.                                            69,000           152,137
 * Yuasa Trading Co., Ltd.                                             274,000           478,215
 * Yuken Kogyo Co., Ltd.                                                60,000           165,981
   Yuki Gosei Kogyo Co., Ltd.                                           31,000           103,880
 # Yukiguni Maitake Co., Ltd.                                           35,600           269,664
   Yuraku Real Estate Co., Ltd.                                         95,000           347,649
   Yurtec Corp.                                                        148,000           721,300
 # Yushin Precision Equipment Co., Ltd.                                 25,740           387,156
   Yushiro Chemical Industry Co., Ltd.                                  24,000           374,690
 * Z-Plus Holdings Co., Ltd.                                            52,000           154,794
   Zenrin Co., Ltd.                                                     63,700   $       783,837
 # Zensho Co., Ltd.                                                     24,600           630,296
 # Zeria Pharmacetical Co., Ltd.                                        81,000           790,626
 # Zuken, Inc.                                                          51,100           489,509
                                                                                 ---------------
 TOTAL COMMON STOCKS
    (Cost $623,310,440)                                                              592,082,308
                                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.8%)
 * Japanese Yen
    (Cost $6,262,627)                                                                  6,275,614
                                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * BSL Corp. Bonus Warrants 01/31/05                                    42,190                 0
 * Kanematsu Corp. Warrants 03/31/06                                    20,125                 0
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                  0
                                                                                 ---------------
 TOTAL -- JAPAN
    (Cost $629,573,067)                                                              598,357,922
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
 TEMPORARY CASH
    INVESTMENTS -- (22.5%)
   Repurchase Agreement, Deutsche
     Bank Securities & Mizuho Securities
     USA 1.96%, 12/01/04 (Collateralized
     by $167,173,427 U.S. Treasury
     Notes & STRIPS, rates ranging from
     1.625% to 11.75%, maturities ranging
     from 03/31/05 to 11/15/29, valued at
     $169,079,214) to be repurchased at
     $166,188,246
     (Cost $166,179,198)^                                      $       166,179       166,179,198
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $7,650,000
     FNMA Notes 2.95%, 11/14/07,
     valued at $7,660,733) to be
     repurchased at $7,555,395
     (Cost $7,555,000)                                                   7,555         7,555,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH
     INVESTMENTS
     (Cost $173,734,198)                                                             173,734,198
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $803,307,265)                                                           $   772,092,120
                                                                                 ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   AUSTRALIA -- (41.5%)
   COMMON STOCKS -- (41.3%)
            A.I., Ltd.                                                                           129,195   $           19,475
            A.P. Eagers, Ltd.                                                                     26,648              147,537
            AAV, Ltd.                                                                            136,790              177,548
        #   ABB Grain, Ltd.                                                                      155,230              854,348
        #   ABC Learning Centres, Ltd.                                                           199,929              781,792
        *   Acclaim Exploration NL                                                               435,905               14,738
        *   Adacel Technologies, Ltd.                                                            113,249               26,162
            ADCorp Australia, Ltd.                                                               123,389              102,248
            Adelaide Bank, Ltd.                                                                  169,045            1,319,609
            Adelaide Brighton, Ltd.                                                              661,990              861,986
        #   Adsteam Marine, Ltd.                                                                 449,500              569,059
            Adtrans Group, Ltd.                                                                   32,047               88,256
        *   Agenix, Ltd.                                                                         267,186              119,595
        *   AGT Biosciences, Ltd.                                                                141,979               65,761
        *   Ainsworth Game Techology, Ltd.                                                       254,960              196,165
            AJ Lucas Group, Ltd.                                                                  85,235              108,150
            Alesco Corp., Ltd.                                                                   116,883              735,788
        *   Alkane Exploration, Ltd.                                                             185,165               26,959
        *   Allegiance Mining NL                                                                 274,272               30,708
        *   Altium, Ltd.                                                                         162,100               37,592
            Amalgamated Holdings, Ltd.                                                           213,820              686,094
            Amcom Telecommunications, Ltd.                                                       596,711               96,391
        *   Amity Oil NL                                                                         269,554              154,454
        *   Amrad Corp., Ltd.                                                                    211,023               84,580
        *   Anadis, Ltd.                                                                         136,900               58,377
        *   Anateus Energy, Ltd.                                                                 193,687               13,976
        *   Anvil Mining, Ltd.                                                                   343,284              157,148
            ARB Corporation, Ltd.                                                                116,670              344,900
        *   Arc Energy NL                                                                        321,280              332,723
            Ariadne Australia, Ltd.                                                              277,334               83,439
        *   Arrow Pharmaceuticals, Ltd.                                                          109,428            1,089,932
            Aspen Group, Ltd.                                                                     16,937                2,616
        *   Atlas Pacific, Ltd.                                                                   82,585               10,840
            AuIron Energy, Ltd.                                                                  105,891              184,424
            Ausdrill, Ltd.                                                                       172,389               67,902
            Ausmelt, Ltd.                                                                         36,118               11,760
            Auspine, Ltd.                                                                         89,325              266,955
        *   Austal, Ltd.                                                                         356,800              536,856
      # *   Austar United Communications, Ltd.                                                 2,120,181            1,474,613
        #   Austereo Group, Ltd.                                                                 719,528              900,309
            Austin Group, Ltd.                                                                    70,265               44,073
        *   Austral Coal, Ltd.                                                                   373,084              230,671
            Australian Agricultural Co., Ltd.                                                    344,519              397,085
      # *   Australian Magnesium Corp., Ltd.                                                     332,383                6,136

            Australian Pharmaceutical Industries, Ltd.                                           456,731            1,202,012
            Australian Pipeline Trust                                                            491,831            1,182,424
      # *   Australian Worldwide Exploration, Ltd.                                               465,421              702,127
            Auto Group, Ltd.                                                                      41,309               21,106
            Autron Corporation, Ltd.                                                             989,247              153,013
        #   AV Jennings Homes, Ltd.                                                              369,461              463,309
            Avatar Industries, Ltd.                                                               56,896               33,856
        *   Avexa, Ltd.                                                                           67,761               13,670
        *   Ballarat Goldfields NL                                                             1,250,496              168,964
        #   Bank of Queensland, Ltd.                                                             221,092            1,816,634
            Baxter Group, Ltd.                                                                    56,513              227,297
        *   BayCorp Advantage, Ltd.                                                              410,581              989,473
            Beach Petroleum NL                                                                 1,920,078              681,603
        *   Beaconsfield Gold NL                                                                  89,078               29,807
            Bendigo Bank, Ltd.                                                                   102,468              780,716
        *   Bendigo Mining NL                                                                    412,092              340,304
        *   Beyond International, Ltd.                                                            61,256               18,061
        *   Biota Holdings, Ltd.                                                                 158,536               70,905
            Blackmores, Ltd.                                                                      27,894              290,871
        *   Blina Diamonds, Ltd.                                                                  13,703                3,668
            Bolnisi Gold NL                                                                      288,627              133,110
        *   Boulder Group NL                                                                     717,587              106,251
        *   BQT Solutions, Ltd.                                                                  179,898               32,660
            Brazin, Ltd.                                                                         211,021              321,954
            BreakFree, Ltd.                                                                       92,162              242,958
            Bridgestone Australia, Ltd.                                                           49,000              134,624
        *   Broadcast Services Australia, Ltd.                                                   205,703               62,996
        *   Buka Mineral, Ltd.                                                                   210,323               63,200
            Cabcharge Austalia, Ltd.                                                             196,800              614,249
            Campbell Brothers, Ltd.                                                               90,980              641,536
            Candle Australia, Ltd.                                                                67,821              108,110
        *   Cape Range Wireless, Ltd.                                                          1,698,199               48,739
        #   Capral Aluminium, Ltd.                                                               167,379              308,116
            CDS Technologies, Ltd.                                                                61,294              120,634
            Cedar Woods Properties, Ltd.                                                          77,414              137,319
        *   Cellestis, Ltd.                                                                      147,658              365,112
            Cellnet Telecommunications Group, Ltd.                                                91,100              120,302
      # *   Centamin Egypt, Ltd.                                                                 996,437              226,208
            Centennial Coal, Ltd.                                                                464,685            1,446,281
            Central Equity, Ltd.                                                                 136,685              214,795
        *   Charter Pacific Corp., Ltd.                                                           72,823               19,964
        *   Charters Towers Gold Mines, Ltd.                                                     727,142               83,767
      # *   Chemeq, Ltd.                                                                         142,223              219,154
        *   Child Care Centres Australia, Ltd.                                                    62,315               93,473
        *   Chiquita Brands South Pacific, Ltd.                                                  250,903              151,451
            Circadian Technologies, Ltd.                                                          64,591              109,476
            Citect Corp., Ltd.                                                                   109,822               71,255
        *   Climax Mining, Ltd.                                                                  870,299               69,990
        *   Clough, Ltd.                                                                         817,737              315,975
            Clover Corp., Ltd.                                                                   269,348               78,803
        *   Cluff Resources Pacific NL                                                           911,746               17,452
            CMI, Ltd.                                                                             47,437               72,600
        *   CO2 Group, Ltd.                                                                      280,693              106,298
        #   Coates Hire, Ltd.                                                                    371,530            1,303,482

            Cochlear, Ltd.                                                                        97,156            1,768,754
            Coffey International, Ltd.                                                           105,045              162,339
            Collection House, Ltd.                                                               176,200              235,645
            Colorado Group, Ltd.                                                                 192,662              947,250
            Commander Communications, Ltd.                                                       256,819              474,375
            Consolidated Minerals, Ltd.                                                          320,225              544,942
        *   Coplex Resources NL                                                                  231,400               16,159
            Corporate Express Australia, Ltd.                                                    320,507            1,398,598
            Count Financial, Ltd.                                                                367,126              383,221
            Coventry Group, Ltd.                                                                  61,839              350,127
        *   CPI, Ltd.                                                                             68,585               42,987
            Crane Group, Ltd.                                                                     99,416              776,664
            Croesus Mining NL                                                                    798,235              367,827
        *   Crown Diamonds NL                                                                    300,000               53,130
            Danks Holdings, Ltd.                                                                  10,425              100,593
        #   DCA Group, Ltd.                                                                      509,294            1,322,469
            Devine, Ltd.                                                                         168,183               88,638
        *   Dioro Exploraration NL                                                               297,142               25,067
        *   Dominion Mining, Ltd.                                                                168,015               50,464
            Downer Group, Ltd.                                                                   513,745            1,778,260
        *   Dragon Mining NL                                                                     498,591              111,561
        *   Emporer Mines, Ltd.                                                                  168,840               82,972
            Energy Developments, Ltd.                                                            231,690              616,223
        *   Energy World Corp., Ltd.                                                             325,630                4,254
        #   Envestra, Ltd.                                                                     1,370,800            1,112,417
        *   Environmental Solutions International, Ltd.                                           67,364                3,345
            Equigold NL                                                                          252,890              302,108
        *   Equinox Minerals, Ltd.                                                                67,716               36,253
            Evans & Tate, Ltd.                                                                   160,542              131,603
            Fantastic Holdings, Ltd.                                                             146,410              610,746
            FKP, Ltd.                                                                            221,750              619,103
        #   Fleetwood Corp., Ltd.                                                                 77,785              522,367
        *   Forest Enterprises Australia, Ltd.                                                   387,869              194,986
        *   Fortescue Metals Group, Ltd.                                                         222,872              558,803
            Funtastic, Ltd.                                                                      210,036              433,265
        #   Futuris Corp., Ltd.                                                                1,170,799            1,910,497
            Gale Pacific, Ltd.                                                                    72,812              170,436
            Gazal Corp., Ltd.                                                                     98,175              281,529
        *   Geodynamics, Ltd.                                                                     89,459              103,638
        *   Giants Reef Mining, Ltd.                                                           1,400,196               82,895
            Globe International, Ltd.                                                            712,348              266,974
        *   Gold Aura                                                                             41,097                4,417
        *   Goldstream Mining NL                                                                 105,681               33,989
            Gowing Bros., Ltd.                                                                    60,296              123,279
        *   Gradipore, Ltd.                                                                      104,226               64,465
            Graincorp, Ltd. Series A                                                              78,059              796,619
            Grand Hotel Group                                                                    383,087              239,665
            GRD NL                                                                               379,594              822,614
        #   Great Southern Plantations, Ltd.                                                     437,017            1,278,184
            Green's Foods, Ltd.                                                                  129,747               93,209
            GUD Holdings, Ltd.                                                                   114,428              977,506
        #   Gunns, Ltd.                                                                          602,832            1,958,402
        *   Gutnick Resources NL                                                                  17,866                2,058
            GWA International, Ltd.                                                              490,586            1,243,414

        *   Gympie Gold, Ltd.                                                                    302,445              131,413
        *   Hardman Resources NL                                                                 977,372            1,354,713
            Harvey World Travel, Ltd.                                                             52,100               58,432
            Health Communication Network, Ltd.                                                   106,000              134,362
            Healthscope, Ltd.                                                                    157,155              488,845
            Henry Walker Eltin Group, Ltd.                                                       360,324              157,360
        *   Herald Resources, Ltd.                                                                69,910               46,358
            HGL, Ltd.                                                                             84,970              128,181
        #   Hills Industries, Ltd.                                                               279,879              912,400
            Home Building Society, Ltd.                                                           18,776               89,047
        *   Horizon Oil NL                                                                       752,832               95,906
            Housewares International, Ltd.                                                       293,921              609,014
            HPAL, Ltd.                                                                           193,847              234,207
        *   Hutchison Telecommunications (Australia), Ltd.                                     1,153,996              323,826
        *   IBA Health, Ltd.                                                                     322,750              162,059
            IInet, Ltd.                                                                          136,659              316,593
            Iluka Resources, Ltd.                                                                398,111            1,799,395
        *   Imdex, Ltd.                                                                          135,662               19,780
            Incitec Pivot, Ltd.                                                                   67,442            1,097,905
        *   Independent Practioner Network, Ltd.                                                 457,414               13,486
        *   Indophil Resources NL                                                                250,607               74,888
        #   Infomedia, Ltd.                                                                      598,900              371,341
            Institute of Drug Technology Australia, Ltd.                                          82,205              145,695
            Integrated Group, Ltd.                                                               145,820              282,177
            Integrated Research, Ltd.                                                            261,513              105,015
        *   Intellect Holdings, Ltd.                                                             403,028               12,092
        *   Intermoco, Ltd.                                                                    1,067,459               62,396
        *   International All Sports, Ltd.                                                        58,815               15,480
            Investor Group, Ltd.                                                                 112,388              341,462
        #   ION, Ltd.                                                                            419,349              319,580
            Iress Market Technology, Ltd.                                                        176,883              498,069
            IWL, Ltd.                                                                             81,474              142,300
        *   Ixla, Ltd.                                                                            89,921                1,605
            JDV, Ltd.                                                                            123,805               74,312
        #   Jones (David), Ltd.                                                                  707,771            1,265,632
            Jubilee Mines NL                                                                     224,549              767,701
            K&S Corp., Ltd.                                                                       93,878              213,490
        *   Kagara Zinc, Ltd.                                                                    276,962              194,430
            Keycorp, Ltd.                                                                        156,412              220,038
        *   Kimberley Diamond Co. NL                                                             274,068              213,428
        #   Kingsgate Consolidated NL                                                            141,645              285,453
            Kresta Holdings, Ltd.                                                                231,002               99,956
        *   Lakes Oil NL                                                                       2,055,217               79,469
            Lemarne Corp., Ltd.                                                                   20,790               40,808
        *   Leyshon Resources, Ltd.                                                              103,357               38,047
            Lighting Corp., Ltd.                                                                 112,500               69,364
        *   LionOre Mining International, Ltd.                                                    25,843              149,482
        *   Lynas Gold NL                                                                        433,768              125,462
        #   MacArthur Coal, Ltd.                                                                 265,423              870,588
            MacMahon Holdings, Ltd.                                                              593,580              222,369
        *   Macmin Silver, Ltd.                                                                  343,722               39,418
        *   Macquarie Corporate Telecommunications, Ltd.                                         350,192               51,502
            Macquarie Goodman Management, Ltd.                                                   465,692            1,272,113
            Magellan Petroleum Australia, Ltd.                                                    32,760               33,526

        *   Magnesium International, Ltd.                                                        656,061               34,023
        *   Maryborough Sugar Factory, Ltd.                                                          600                3,434
        *   Matrix Oil NL                                                                        557,000               19,016
            MaxiTRANS Industries, Ltd.                                                           273,119              225,572
        #   McGuigan Simeon Wines, Ltd.                                                          291,513            1,186,362
            McPherson's, Ltd.                                                                    103,232              438,880
        *   Medica Holdings, Ltd.                                                                 31,587               17,556
            Melbourne IT, Ltd.                                                                    83,305               87,074
      # *   Metabolic Pharmaceuticals, Ltd.                                                      700,000              967,725
      # *   Metal Storm, Ltd.                                                                    791,640              166,847
        #   Miller's Retail, Ltd.                                                                493,726              461,973
        *   Minara Resources, Ltd.                                                               846,370            1,421,569
            Mincor Resources NL                                                                  333,960              164,299
            Monadelphous Group, Ltd.                                                              40,803              253,732
      # *   Mosaic Oil NL                                                                        756,146              148,653
        *   MPI Mines, Ltd.                                                                      170,592              293,988
        *   MPI Mines, Ltd. Leviathan Entitlements                                                56,864               34,414
        *   MXL, Ltd.                                                                            512,804               34,697
            MYOB, Ltd.                                                                           698,496              745,632
            Namoi Cotton Cooperative, Ltd.                                                       152,330               69,156
            National Can Industries, Ltd.                                                         97,017              112,994
        *   Norwood Abbey, Ltd.                                                                  245,896              121,412
        *   Nova Health, Ltd.                                                                    162,859               29,066
        *   Novera Energy, Ltd.                                                                  314,130               83,272
      # *   Novogen, Ltd.                                                                        166,644              718,861
            Nufarm, Ltd.                                                                         287,774            1,835,428
        *   Nylex, Ltd.                                                                        1,110,199              339,680
            Oakton, Ltd.                                                                         130,899              144,695
        #   Oamps, Ltd.                                                                          182,284              488,184
        *   Occupational & Medical Innovations, Ltd.                                              31,208               33,587
        *   Orbital Engine Corp., Ltd.                                                           537,358               48,297
            OrotonGroup, Ltd.                                                                     76,854              169,606
        *   Oxiana, Ltd.                                                                       2,124,170            1,710,523
            Pacific Group, Ltd.                                                                  248,624              702,617
            Pacific Hydro, Ltd.                                                                  378,635            1,080,005
        *   Paladin Resources, Ltd.                                                              573,901              230,885
        *   Palm Springs, Ltd.                                                                   222,804               25,801
        *   Pan Pacific Petroleum NL                                                             327,800               34,317
        *   Panbio, Ltd.                                                                          58,078               16,544
        *   Payce Consolidated, Ltd.                                                              18,000               37,685
            Penfold Buscombe, Ltd.                                                                54,588               79,134
        *   People Telecom, Ltd.                                                                 274,060               35,717
            Peppercorn Management Group, Ltd.                                                     22,267              183,484
        *   Peptech, Ltd.                                                                        281,015              440,441
        *   Perilya Mines NL                                                                     263,500              174,648
        *   Perseverance Corp., Ltd.                                                             917,246              274,396
      # *   Petsec Energy, Ltd.                                                                  203,974              223,842
        *   Plantcorp NL                                                                           4,329                    0
            Plaspak Group, Ltd.                                                                   99,965               72,596
      # *   PMP, Ltd.                                                                            497,872              777,364
        *   Polartechnics, Ltd.                                                                   43,405               15,292
            Port Bouvard, Ltd.                                                                   108,200              113,668
        *   Port Douglas Reef Resorts, Ltd.                                                      251,655               16,612
            Portman, Ltd.                                                                        343,890              803,275

        *   PowerTel, Ltd. Series B                                                              110,422              119,017
        *   Prana Biotechnology, Ltd.                                                            195,424               80,563
        *   Precious Metals Australia, Ltd.                                                       10,606                1,263
        *   Preston Resources NL                                                                  64,000                1,171
            Primary Health Care, Ltd.                                                            196,419            1,214,515
            Prime Television, Ltd.                                                               210,595              514,192
        *   Primelife Corp., Ltd.                                                                 99,482              128,862
        *   Progen Industries, Ltd.                                                               64,862              264,698
            Programmed Maintenance Service, Ltd.                                                 124,246              319,349
            Queensland Cotton Holdings, Ltd.                                                      47,054              164,307
        *   Quiktrak Networks P.L.C. Entitlement Shares                                           23,875                    0
        *   Quiktrak Networks, Ltd.                                                                7,401                  574
            Ramsay Health Care, Ltd.                                                             230,574            1,316,240
            Raptis Group, Ltd.                                                                    12,000                6,675
            Rebel Sport, Ltd.                                                                    132,283              322,855
        *   Redfire Resources NL                                                                 859,797              125,519
            Reece Australia, Ltd.                                                                185,260            1,677,477
        *   Reinsurance Australia Corp., Ltd.                                                    399,993              176,524
        *   Reliance Mining, Ltd.                                                                105,540               36,690
            Repcol, Ltd.                                                                         308,668              100,322
        *   Resolute Mining, Ltd.                                                                287,264              335,706
        *   Resonance Health, Ltd.                                                                29,264                3,389
            Ridley Corp., Ltd.                                                                   607,544              639,017
            Roberts, Ltd.                                                                         18,045              108,786
        *   Roc Oil Co., Ltd.                                                                    311,181              441,017
            Rock Building Society, Ltd.                                                           11,373               32,970
            Ross Human Directions, Ltd.                                                          121,481               91,853
            Rural Press, Ltd.                                                                     38,633              300,631
            S8, Ltd.                                                                             118,171              136,244
            Salmat, Ltd.                                                                         200,045              750,552
            Schaffer Corp., Ltd.                                                                  33,766              347,264
            SDI, Ltd.                                                                            200,815              288,252
        *   Sedimentary Holdings, Ltd.                                                           577,321              122,403
            Select Harvests, Ltd.                                                                 71,550              456,764
        *   Senetas Corp., Ltd.                                                                  240,406               45,755
            Servcorp, Ltd.                                                                       156,000              323,088
            Seven Network, Ltd.                                                                  319,923            1,555,996
        #   SFE Corp., Ltd.                                                                      225,787            1,432,702
            Sigma Co., Ltd.                                                                      256,868            1,851,638
        *   Silex System, Ltd.                                                                   235,100              228,479
            Sims Group, Ltd.                                                                     150,718            2,079,144
        *   Sino Gold, Ltd.                                                                      235,144              417,456
      # *   Sirtex Medical, Ltd.                                                                  96,109              206,398
            Skilled Engineering, Ltd.                                                            153,706              304,130
            Smorgon Steel Group, Ltd.                                                          1,498,240            1,388,420
            SMS Management & Technology, Ltd.                                                    507,212              133,921
        *   Sons of Gwalia, Ltd.                                                                 253,252              255,447
        #   Southern Cross Broadcasting (Australia), Ltd.                                        103,651            1,240,178
        *   Southern Pacific Petroleum NL                                                        698,740              130,116
            SP Telecommunications, Ltd.                                                          583,805              973,161
        #   SPC Ardmona, Ltd.                                                                    352,780              579,497
        #   Spotless Group, Ltd.                                                                 377,303            1,440,908
        *   St. Barbara Mines, Ltd.                                                              375,500               21,652
            Star Games, Ltd.                                                                     132,410              144,339

        *   Starpharma Holdings, Ltd.                                                            178,465              103,453
        *   Straits Resources, Ltd.                                                              212,913              303,856
        *   Strategic Minerals Corp. NL                                                          358,100               35,994
        *   Strathfield Group, Ltd.                                                              492,553               83,869
        *   Striker Resources NL                                                                 435,484               17,532
        #   STW Communications Group, Ltd.                                                       295,275              720,251
        #   Sunland Group, Ltd.                                                                  370,446              524,239
            Sydney Aquarium, Ltd.                                                                 49,135              204,655
        *   Sydney Gas, Ltd.                                                                     402,065              304,434
            Symex Holdings, Ltd.                                                                 163,000              172,537
        *   Taipan Resources NL                                                                2,475,883              123,267
        *   Tandou, Ltd.                                                                           3,410                4,461
        *   Tap Oil, Ltd.                                                                        269,296              382,728
            Technology One, Ltd.                                                                 587,800              281,834
            Tectonic Resources NL                                                                259,183               73,758
        *   Television & Media Services, Ltd.                                                  2,000,584               65,072
            Tempo Service, Ltd.                                                                  184,359              173,727
            Thakral Holdings Group                                                               948,383              534,300
            The Gribbles Group, Ltd.                                                             780,300              374,098
            Ticor, Ltd.                                                                          455,148              527,588
        #   Timbercorp, Ltd.                                                                     373,920              594,064
        *   Titan Resources NL                                                                   297,586               49,371
        *   Tooth & Co., Ltd.                                                                    153,000               14,129
            Transfield Services, Ltd.                                                            258,722            1,237,451
            Triako Resources, Ltd.                                                                25,400               32,506
            Troy Resources NL                                                                     72,048              199,862
            Trust Company of Australia, Ltd.                                                      53,206              357,646
            United Group, Ltd.                                                                   185,592              925,193
        *   Unitract, Ltd.                                                                       147,406              115,516
            UXC, Ltd.                                                                            230,697              146,276
            VeCommerce, Ltd.                                                                      13,680               15,901
        *   Ventracor, Ltd.                                                                      331,714              386,827
        *   Victoria Petroleum NL                                                              2,180,492               79,049
            Villa World, Ltd.                                                                    185,574              221,134
      # *   Village Roadshow, Ltd.                                                               591,536              912,883
        *   Virotec International NL                                                             298,151              124,809
            Vision Systems, Ltd.                                                                 281,036              263,897
        *   Voicenet (Australia), Ltd.                                                           495,284                7,241
            Volante Group, Ltd.                                                                  211,215              248,067
            Waterco, Ltd.                                                                         22,304               69,053
            Watpac, Ltd.                                                                         139,743              138,434
        #   Wattyl, Ltd.                                                                         136,317              403,654
        *   Webster, Ltd.                                                                         33,551               22,251
        *   Wedgetail Exploration NL                                                           1,413,422               59,981
            Wide Bay Capricorn Building Society, Ltd.                                             35,356              182,831
            Worley Group, Ltd.                                                                   283,762            1,197,893
        *   Yates, Ltd.                                                                           60,281                2,421
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $98,124,864)                                                                                           130,771,728
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Australian Dollar                                                                                         409,212
                                                                                                           ------------------
   (Cost $387,262)

   PREFERRED STOCKS -- (0.1%)
            Southern Cross Broadcasting (Australia), Ltd.                                         12,034              140,057
        *   Village Roadshow, Ltd. 2% Class A                                                     55,477               73,339
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $205,920)                                                                                                  213,396
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ainsworth Game Technology, Ltd. Rights 12/10/04                                       33,994                  396
        *   Allegiance Mining NL Rights 12/15/04                                                  27,427                  943
        *   Axon Instruments, Inc. Options 01/02/07                                               16,148                    0
        *   CBH Resources, Ltd. Rights 12/10/04                                                  171,959                    0
        *   Macmin Silver, Ltd. Options 10/30/08                                                  38,191                2,104
      # *   Mosaic Oil NL Options 09/30/05                                                        48,415                3,005
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $98)                                                                                                         6,448
                                                                                                           ------------------

   TOTAL -- AUSTRALIA
     (Cost $98,718,144)                                                                                           131,400,784
                                                                                                           ------------------

   HONG KONG -- (22.8%)
   COMMON STOCKS -- (22.8%)
        *   139 Holdings, Ltd.                                                                 6,200,000               17,500
            ABC Communications (Holdings), Ltd.                                                  930,000               69,190
            Aeon Credit Service (Asia) Co., Ltd.                                                 740,000              485,286
            ALCO Holdings, Ltd.                                                                  740,000              189,854
            Allan International Holdings, Ltd.                                                   592,000               94,372
        *   Allied Group, Ltd.                                                                   559,200              574,606
        *   Allied Properties, Ltd.                                                              802,600              412,284
        *   Anex International Holdings, Ltd.                                                    152,000                2,072
        *   Applied International Holdings, Ltd.                                               1,243,000               19,465
        *   APT Satellite Holdings, Ltd.                                                         599,000              110,003
            Artel Solutions Group Holdings, Ltd.                                               2,315,000               67,413
            Arts Optical International Holdings, Ltd.                                            468,000              159,377
            Asia Aluminum Holdings, Ltd.                                                       2,084,000              240,418
        *   Asia Commercial Holdings, Ltd.                                                        72,800                4,243
            Asia Financial Holdings, Ltd.                                                      1,976,908              486,945
        *   Asia Logistics Technologies, Ltd.                                                     22,140                3,871
            Asia Satellite Telecommunications Holdings, Ltd.                                     233,000              452,304
        *   Asia Standard International Group, Ltd.                                            6,780,000              356,109
        *   Asia Tele-Net & Technology Corp., Ltd.                                               521,000               29,975
            Associated International Hotels, Ltd.                                                898,000              728,507
            Automated Systems Holdings, Ltd.                                                     340,000               55,377
            Baltrans Holdings, Ltd.                                                              376,000              133,920
        *   Beijing Development (Hong Kong), Ltd.                                                166,000               21,298
            Bossini International Holdings, Ltd.                                               1,801,500              467,049
            Bright International Group, Ltd.                                                     710,000               73,083
            Cafe de Coral Holdings, Ltd.                                                         350,000              402,703
        *   Capital Prosper, Ltd.                                                                480,000                4,198
        *   Capital Strategic Investment, Ltd.                                                    30,500                2,389
        *   Cash Financial Services Group, Ltd.                                                   27,018                  623

        *   Casil Telecommunications Holdings, Ltd.                                            1,420,000               78,666
        *   Catic International Holdings, Ltd.                                                 5,332,000               92,448
            CCT Telecom Holdings, Ltd.                                                           472,970               76,257
            CEC International Holdings, Ltd.                                                     210,000                4,510
        *   Celestial Asia Securities Holdings, Ltd.                                             426,036               22,892
        *   Central China Enterprises, Ltd.                                                      210,400               18,033
        #   Champion Technology Holdings, Ltd.                                                 1,329,386              235,337
            Chaoda Modern Agriculture (Holdings), Ltd.                                         1,536,000              556,436
            Chen Hsong Holdings, Ltd.                                                          1,210,000              769,266
            Cheuk Nang (Holdings), Ltd.                                                          112,501               58,712
        *   Cheung Tai Hong Holdings, Ltd.                                                       100,920                4,779
            Chevalier International Holdings, Ltd.                                               441,482              354,909
            Chevalier Itech Holdings, Ltd.                                                       355,250               47,783
        *   China Aerospace International Holdings, Ltd.                                       3,384,000              195,383
        *   China Bio-medical Group, Ltd.                                                        415,000                8,005
        *   China City Natural Gas Holdings, Ltd.                                             10,488,000               26,983
        *   China Digicontent Co., Ltd.                                                        2,710,000                3,485
            China Everbright International, Ltd.                                               3,945,000              262,654
        *   China Everbright Technology, Ltd.                                                  3,244,000              155,712
      # *   China Gas Holdings, Ltd.                                                           2,026,000              331,991
            China Hong-Kong Photo Products Holdings, Ltd.                                      1,909,000              129,970
            China Insurance International Holdings Co., Ltd.                                     856,000              384,547
        *   China Investments Holdings, Ltd.                                                     210,000                4,537
        *   China Motion Telecom International, Ltd.                                             257,000                9,969
            China Motor Bus Co., Ltd.                                                             74,000              530,942
        *   China Nan Feng Group, Ltd.                                                            28,800                  389
        #   China National Aviation Co., Ltd.                                                  1,552,000              322,441
            China Online (Bermuda), Ltd.                                                         296,240               47,999
            China Pharmaceutical Enterprise and Investment Corp., Ltd.                           754,000              193,839
            China Rare Earth Holdings, Ltd.                                                    1,180,000              163,921
            China Resources Land, Ltd.                                                         2,658,000              451,045
            China Resources Logic, Ltd.                                                        3,796,000              447,704
        *   China Rich Holdings, Ltd.                                                          3,380,000               16,518
        *   China Sci-Tech Holdings, Ltd.                                                      2,786,000                9,580
        *   China Star Entertainment, Ltd.                                                       440,292               42,383
        *   China Strategic Holdings, Ltd.                                                     1,368,500               97,758
        #   China Travel International Investment, Ltd.                                        1,276,000              384,896
            Chinney Investments, Ltd.                                                          1,144,000               97,060
        *   Chitaly Holdings, Ltd.                                                               150,000              113,458
            Chow Sang Sang Holdings International, Ltd.                                          721,400              338,077
            Chuangs China Investments, Ltd.                                                    1,347,000               83,222
            Chuang's Consortium International, Ltd.                                            1,858,884              171,677
            Chun Wo Holdings, Ltd.                                                             1,671,917              231,596
            Chung Tai Printing Holdings, Ltd.                                                    548,000               87,975
        *   CITIC 21CN Co., Ltd.                                                               1,536,000              463,109
        *   CITIC Resources Holdings, Ltd.                                                     1,790,000              362,846
            City e Solutions, Ltd.                                                               186,000               20,047
            City Telecom (H.K.), Ltd.                                                          1,070,000              221,129
      # *   Clear Media, Ltd.                                                                    340,000              341,536
        *   Climax International Co., Ltd.                                                       296,000                1,296
        #   CNPC (Hong Kong), Ltd.                                                             2,680,000              430,399
        *   CNT Group, Ltd.                                                                    3,078,000               71,070
        *   Coastal Greenland, Ltd.                                                            2,440,000               50,103
            COFCO International, Ltd.                                                          1,042,000              457,706

        *   Compass Pacific Holdings, Ltd.                                                       624,000               23,272
        *   Computer & Technologies Holdings, Ltd.                                               432,000               58,706
            Continental Holdings, Ltd.                                                            98,825               10,666
            Continental Mariner Investment Co., Ltd.                                           1,328,000              259,056
        *   COSCO International Holdings, Ltd.                                                 2,573,600              451,986
        #   Coslight Technology International Group, Ltd.                                        626,000              170,814
        *   Cosmos Machinery Enterprises, Ltd.                                                 1,126,400               54,779
        *   Crocodile Garments, Ltd.                                                           1,539,000               82,946
            Cross Harbour Tunnel Co., Ltd.                                                       386,520              230,953
        *   Culturecom Holdings, Ltd.                                                          3,767,000              265,489
        *   Dah Hwa International Holdings, Ltd.                                               1,062,000               39,512
        *   Dan Form Holdings Co., Ltd.                                                        2,386,600              116,822
        *   Daqing Petroleum & Chemical Group, Ltd.                                            1,375,000              104,033
            Dickson Concepts International, Ltd.                                                 498,300              578,211
        *   Digital China Holdings, Ltd.                                                       1,416,000              436,117
        *   DVN Holdings, Ltd.                                                                   744,490              149,297
        *   Dynamic Global Holdings, Ltd.                                                      3,522,000               19,023
            Dynamic Holdings, Ltd.                                                               244,000               35,203
            Easyknit International Holdings, Ltd.                                                282,860                5,165
        *   Eforce Holdings, Ltd.                                                              2,620,000               18,738
            Egana Jewelry and Pearls                                                             331,789               59,301
        #   Eganagoldfeil Holdings, Ltd.                                                       2,017,235              406,183
            Emperor International Holdings, Ltd.                                                  90,436              160,584
        *   e-New Media Co., Ltd.                                                                320,000               10,481
        *   eSun Holdings, Ltd.                                                                  653,600               71,180
        *   Extrawell Pharmaceutical Holdings, Ltd.                                            3,220,000              102,227
            Ezcom Holdings, Ltd.                                                                  72,576                2,988
        *   Fairwood Holdings, Ltd.                                                               42,600               16,680
        #   Far East Consortium International, Ltd.                                            1,948,929              748,524
        *   Far East Hotels & Entertainment, Ltd.                                              1,853,000              119,970
            Far East Pharmaceutical Technology Co., Ltd.                                       3,216,000               28,124
        *   First Natural Foods Holdings, Ltd.                                                   295,000               22,340
            First Sign International Holdings, Ltd.                                            1,424,000               42,581
            Fong's Industries Co., Ltd.                                                          304,000              262,000
        *   Forefront International Holdings, Ltd.                                               658,000               48,233
        *   Fortuna International Holdings, Ltd.                                               9,344,000               20,154
        *   Foundation Group, Ltd.                                                                83,800                1,983
        *   Founder Holdings, Ltd.                                                             1,854,000              164,305
            Fountain Set Holdings, Ltd.                                                          508,000              371,554
            Four Seas Frozen Food Holdings, Ltd.                                                 347,184               58,427
            Four Seas Mercantile Holdings, Ltd.                                                  592,000              213,170
        *   Fujian Holdings, Ltd.                                                                237,800                7,650
            Fujikon Industrial Holdings, Ltd.                                                    532,000               76,656
        *   Fushan Holdings, Ltd.                                                              2,566,000              143,341
        *   GeoMaxima Energy Holdings, Ltd.                                                    5,810,000               63,222
            Giordano International, Ltd.                                                       1,128,000              709,383
        *   Global China Group Holdings, Ltd.                                                  3,022,000              157,407
            Global Green Tech Group, Ltd.                                                      1,336,000              114,752
        *   Global Tech (Holdings), Ltd.                                                       5,612,000               36,086
            Glorious Sun Enterprises, Ltd.                                                     1,650,000              581,787
            Gold Peak Industries (Holdings), Ltd.                                              1,059,250              271,825
        *   Goldbond Group Holdings, Ltd.                                                      2,609,500               51,245
            Golden Meditech Company, Ltd.                                                        533,802              128,875
            Golden Resources Development International, Ltd.                                   1,456,500               70,169

        *   Gold-Face Holdings, Ltd.                                                           2,003,600              139,140
            Goldlion Holdings, Ltd.                                                            1,438,000              142,195
            Golik Holdings, Ltd.                                                                 930,500               28,632
            Good Fellow Group, Ltd.                                                            3,488,000              110,892
        *   Gorient Holdings, Ltd.                                                                 7,370                   66
            Grande Holdings, Ltd.                                                                258,000              263,036
        *   Great Wall Cybertech, Ltd.                                                        15,795,170               20,313
        #   Group Sense (International), Ltd.                                                  2,062,000              203,327
            Guangdong Brewery Holdings, Ltd.                                                   2,212,000              682,524
        *   Guangnan Holdings, Ltd.                                                           14,216,000              264,101
        #   Guangzhou Investment Co., Ltd.                                                     4,058,000              406,350
        *   Guo Xin Group, Ltd.                                                                3,640,000               80,258
        *   Guorun Holdings, Ltd.                                                              2,125,000              110,304
            GZI Transport, Ltd.                                                                1,820,000              555,122
            Hang Fung Gold Technology, Ltd.                                                      762,000              118,322
            Hang Ten Group Holdings, Ltd.                                                          5,850                  825
            Hanny Holdings, Ltd.                                                                 186,658               74,184
        *   Hansom Eastern Holdings, Ltd.                                                      3,473,235               25,456
            Harbour Centre Development, Ltd.                                                     517,000              578,480
            Harbour Ring International Holdings, Ltd.                                          3,306,000              305,295
        *   Hen Fung Holdings, Ltd.                                                            1,740,000               39,662
            Henderson China Holdings, Ltd.                                                       815,000              413,715
            Heng Tai Consumables Group, Ltd.                                                     530,000               88,309
        #   Hengan International Group Co., Ltd.                                                 628,000              387,751
            High Fashion International, Ltd.                                                     268,000               53,470
            HKR International, Ltd.                                                            1,884,860              996,242
            Hon Kwok Land Investment Co., Ltd                                                    572,535              132,366
            Hong Kong Catering Management, Ltd.                                                  512,000               87,331
        *   Hong Kong Construction Holdings, Ltd.                                                970,000               64,988
            Hong Kong Ferry (Holdings) Co., Ltd.                                                 671,300              741,218
        *   Hong Kong Parkview Group, Ltd.                                                     1,130,000               78,473
        *   Hong Kong Pharmaceuticals Holdings, Ltd.                                           1,834,000               45,756
            Hongkong Chinese, Ltd.                                                             2,126,000              284,295
        *   Hop Hing Holdings, Ltd.                                                              660,265               29,719
            Hopson Development Holdings, Ltd.                                                  1,246,000              344,454
        *   Hsin Chong Construction Group, Ltd.                                                1,569,658               84,893
            Hua Han Bio-Pharmaceutical Holdings, Ltd.                                            208,000               25,125
        *   Huabao International Holdings, Ltd.                                                   19,300                2,260
        *   Huafeng Textile International Group, Ltd.                                            248,000               23,885
        *   Hualing Holdings, Ltd.                                                             1,344,000               68,117
            Hung Hing Printing Group, Ltd.                                                       266,000              203,151
        *   Hycomm Wireless, Ltd.                                                              4,709,000               33,041
            I-Cable Communications, Ltd.                                                         888,000              350,791
        *   I-China Holdings, Ltd.                                                               375,756                9,641
            IDT International, Ltd.                                                            4,028,486              890,691
        *   Imagi International Holdings, Ltd.                                                   137,400               25,598
        *   Innomaxx Biotechnology Group, Ltd.                                                 3,050,000              111,325
        *   Interchina Holdings Co., Ltd.                                                      8,130,000              243,241
            International Bank of Asia, Ltd.                                                     462,000              195,372
        *   Inworld Group, Ltd.                                                                    2,036                    9
        *   ITC Corp., Ltd.                                                                      466,157               40,005
            JCG Holdings, Ltd.                                                                   414,000              337,994
        *   Jinhui Holdings Co., Ltd.                                                             16,000               44,476
        *   Joyce Boutique Holdings, Ltd.                                                        514,000               28,948

        *   Junefield Department Store Group, Ltd.                                               256,000                3,301
        #   K Wah International Holdings, Ltd.                                                 3,096,364              794,345
            K. Wah Construction Materials, Ltd.                                                2,455,075              965,456
        *   Kader Holdings Co., Ltd.                                                             545,600               11,583
        *   Kanstar Environmental Paper Products Holdings, Ltd.                                1,220,000               47,675
            Karrie International Holdings, Ltd.                                                  488,000              169,059
            Keck Seng Investments (Hong Kong), Ltd.                                              858,600              247,220
            Kee-Shing Holdings Co., Ltd.                                                         886,000               84,389
            Kin Yat Holdings, Ltd.                                                               586,000               51,195
            King Fook Holdings, Ltd.                                                           1,000,000               77,407
        *   King Pacific International Holdings, Ltd.                                          1,404,200               22,031
            Kingdee International Software Group Co., Ltd.                                       638,000              182,274
            Kingmaker Footwear Holdings, Ltd.                                                  1,058,750              271,246
        *   Kong Sun Holdings, Ltd.                                                            2,198,000                7,067
            Kowloon Development Co., Ltd.                                                        604,000              638,857
        *   KPI Co., Ltd.                                                                        396,000                6,503
            KTP Holdings, Ltd.                                                                   560,400               40,987
        *   Kwong Sang Hong International, Ltd.                                                1,434,000              223,104
            Kwoon Chung Bus Holdings, Ltd.                                                       556,000               96,456
        *   Lai Sun Development Co., Ltd.                                                      7,592,000              185,463
        *   Lai Sun Garment (International), Ltd.                                              2,325,000              110,382
            Lam Soon (Hong Kong), Ltd.                                                           302,310              103,168
            Le Saunda Holdings, Ltd.                                                             236,000               33,928
        *   Leadership Publishing Group, Ltd.                                                    250,511                  973
        *   Leading Spirit High-Tech Holdings Co., Ltd.                                        2,310,000                2,971
        *   Lee & Man Holdings, Ltd.                                                             566,000               82,870
            Lerado Group (Holding) Co., Ltd.                                                   1,048,000              152,102
        *   LifeTec Group, Ltd.                                                                1,383,000               20,405
            Lippo, Ltd.                                                                        1,074,760              283,113
            Liu Chong Hing Bank, Ltd.                                                            293,000              436,851
            Liu Chong Hing Investment, Ltd.                                                      635,200              498,034
            Luk Fook Holdings (International), Ltd.                                              690,000              165,730
            Luks Industrial Group, Ltd.                                                          645,555              108,610
            Lung Kee (Bermuda) Holdings, Ltd.                                                  1,071,875              633,901
        *   MACRO-LINK International Holdings, Ltd.                                            1,036,250               39,962
        *   Mae Holdings, Ltd.                                                                 2,220,000                4,790
        *   Magnificent Estates, Ltd.                                                          8,368,000              124,104
        *   Magnum International Holdings, Ltd.                                                  300,000                2,585
            Mainland Headwear Holdings, Ltd.                                                     410,000              154,203
        *   Mansion House Group, Ltd.                                                          1,820,000               44,506
            Matrix Holdings, Ltd.                                                                402,000               99,250
        *   Mei Ah Entertainment Group, Ltd.                                                   1,142,000               42,756
            Melbourne Enterprises, Ltd.                                                           45,500              172,616
            Midas International Holdings, Ltd.                                                   774,000               61,664
            Midland Realty (Holding), Ltd.                                                     1,110,000              646,869
        *   Millennium Group, Ltd.                                                             1,392,000               13,068
            Min Xin Holdings, Ltd.                                                               753,200              167,041
            Miramar Hotel & Investment Co., Ltd.                                                 374,000              456,959
        *   Morning Star Resources, Ltd.                                                       1,845,000               16,372
            Moulin International Holdings, Ltd.                                                  699,274              399,365
            Nanyang Holdings, Ltd.                                                               137,500              139,613
            National Electronics Holdings, Ltd.                                                2,156,000               67,396
            Natural Beauty Bio-Technology, Ltd.                                                  540,000               38,109
            New Asia Realty & Trust Co., Ltd.                                                  1,355,000              644,977

        *   New China Merchants Dichain                                                        7,160,000               78,934
            New Island Printing Holdings, Ltd.                                                   176,000               14,486
        *   New World China Land, Ltd.                                                           961,600              376,790
        *   New World Cyberbase, Ltd.                                                             48,419                2,314
        *   New World TMT, Ltd.                                                                1,380,600              116,635
            Newocean Green Energy Holdings, Ltd.                                                 393,120               66,074
        *   Next Media, Ltd.                                                                     852,000              306,272
        #   Ngai Lik Industrial Holdings, Ltd.                                                 1,556,000              434,301
      # *   Onfem Holdings, Ltd.                                                               1,266,000              114,016
            Orient Power Holdings, Ltd.                                                          804,000               58,784
        *   Oriental Metals, Ltd.                                                                711,780              280,894
            Oriental Press Group, Ltd.                                                         1,544,000              579,723
            Oriental Watch Holdings, Ltd.                                                        398,000               84,922
            Pacific Andes International Holdings, Ltd.                                         1,172,000              195,420
            Pacific Century Insurance Holdings, Ltd.                                           1,272,000              530,707
      # *   Pacific Century Premium Developments, Ltd.                                           945,000              323,709
        *   Pacific Plywood Holdings, Ltd.                                                     4,430,000               25,067
            Paul Y. ITC Construction Holdings, Ltd.                                            2,309,062              457,847
            Peace Mark Holdings, Ltd.                                                          1,138,022              214,733
            Pegasus International Holdings, Ltd.                                                 226,000               32,833
            Perfectech International Holdings, Ltd.                                              571,450               48,151
            Pico Far East Holdings, Ltd.                                                       1,190,000              103,980
            Playmates Holdings, Ltd.                                                           2,223,000              433,415
            Pokfulam Development Co., Ltd.                                                       234,000               91,106
        *   Poly Investments Holdings, Ltd.                                                    2,670,000               61,113
            Prime Success International Group, Ltd.                                            2,366,000              357,971
        #   Proview International Holdings, Ltd.                                                 944,000              176,576
      # *   QPL International Holdings, Ltd.                                                   1,191,000              245,793
            Quality Healthcare Asia, Ltd.                                                        133,800               28,354
        *   Rainbow International Holdings, Ltd.                                                   2,036                   12
            Raymond Industrial, Ltd.                                                             605,400              175,092
      # *   Regal Hotels International Holdings, Ltd.                                         11,656,000              701,410
        *   Rexcapital International Holdings, Ltd.                                            1,272,905               18,488
        *   Riche Multi-Media Holdings, Ltd.                                                     706,000              176,066
        *   Rivera Holdings, Ltd.                                                              3,620,000              115,683
        *   Riverhill Holdings, Ltd.                                                               2,036                   28
            Road King Infrastructure, Ltd.                                                       449,000              323,038
        *   Roadshow Holdings, Ltd.                                                            1,456,000              157,043
            S.A.S.Dragon Holdings, Ltd.                                                        1,696,000              159,357
            SA SA International Holdings, Ltd.                                                 1,872,000              938,866
            Safety Godown Co., Ltd.                                                              408,000              166,693
            Saint Honore Holdings, Ltd.                                                          128,000               48,579
        *   San Miguel Brewery Hong Kong, Ltd.                                                   612,800              138,697
            SCMP Group, Ltd.                                                                   1,038,000              432,912
            Sea Holdings, Ltd.                                                                   832,000              304,692
        *   Seapower Resources International, Ltd.                                               151,680                2,357
        *   SEEC Media Group, Ltd.                                                             2,550,000              124,244
            Shanghai Allied Cement, Ltd.                                                       1,152,080               63,807
        *   Shanghai Century Holdings, Ltd.                                                    7,142,000              184,396
        *   Shanghai Land Holdings, Ltd.                                                       1,464,000               64,954
        *   Shanghai Ming Yuan Holdings, Ltd.                                                    670,000               82,652
            Shanghai Real Estates, Ltd.                                                        2,234,000              244,313
            Shaw Brothers Hong Kong, Ltd.                                                        134,000              147,094
            Shell Electric Manufacturing (Holdings) Co., Ltd.                                    746,340              157,140

            Shenyin Wanguo (Hong Kong), Ltd.                                                     847,500               92,483
            Shenzhen International Holdings, Ltd.                                              7,092,500              272,721
            Shougang Concord Century Holdings, Ltd.                                            1,676,000              171,798
        *   Shougang Concord Grand (Group), Ltd.                                               1,701,000              124,746
        *   Shougang Concord International Enterprises Co., Ltd.                               4,166,000              271,959
        *   Shougang Concord Technology Holdings, Ltd.                                         2,639,809              227,333
            Shui On Construction & Materials, Ltd.                                               468,000              525,318
        *   Shun Ho Resources Holdings, Ltd.                                                     483,000               34,151
        *   Shun Ho Technology Holdings, Ltd.                                                  1,037,452               73,388
            Silver Grant International Industries, Ltd.                                        2,087,000            1,197,451
        *   Sincere Co., Ltd.                                                                    505,500               27,405
        #   Singamas Container Holdings, Ltd.                                                    838,000              468,663
            Sino Golf Holdings, Ltd.                                                             438,000               69,364
        *   Sinocan Holdings, Ltd.                                                               350,000                1,755
        *   Sino-I.com, Ltd.                                                                  19,383,158              388,420
            Sinolink Worldwide Holdings, Ltd.                                                  3,933,600              590,766
            Sinopec Kantons Holdings, Ltd.                                                     1,638,000              235,334
        *   Skynet (International Group) Holdings, Ltd.                                          244,240                  314
            SNP Leefung Holdings, Ltd.                                                           144,000               19,210
        *   Softbank Investment International (Strategic), Ltd.                                7,398,000               85,345
        *   Solartech International Holdings, Ltd.                                                49,600                2,225
            South China Brokerage Co., Ltd.                                                    4,872,000               39,969
            South China Industries, Ltd.                                                       1,124,000               57,819
            Southeast Asia Properties & Finance, Ltd.                                            263,538               37,958
            Starlight International Holdings, Ltd.                                             1,311,292              137,917
            Starlite Holdings, Ltd.                                                              694,000               64,208
            Stelux Holdings International, Ltd.                                                1,307,702               99,220
        *   Styland Holdings, Ltd.                                                               101,808                  327
            Sun Hing Vision Group Holdings, Ltd.                                                 358,000              165,816
            Sun Hung Kai & Co., Ltd.                                                           2,048,600              510,318
        *   Sun Innovation Holdings, Ltd.                                                      1,420,360                6,943
        *   Sun Media Group Holdings, Ltd.                                                     9,814,000               30,076
        *   Sunday Communications, Ltd.                                                        4,441,000              255,982
            Sunway International Holdings, Ltd.                                                  866,000               30,692
        *   Suwa International Holdings, Ltd.                                                  1,062,000               28,602
            SW Kingsway Capitol Holdings, Ltd.                                                 1,186,000               51,892
            Symphony Holdings, Ltd.                                                              496,000               93,610
        *   Tack Fat Group International, Ltd.                                                   896,000               94,392
        *   Tack Hsin Holdings, Ltd.                                                             542,000               19,575
            Tai Cheung Holdings, Ltd.                                                          1,013,000              542,098
            Tai Fook Securities Group, Ltd.                                                      590,000               88,084
            Tai Sang Land Development, Ltd.                                                      471,984              148,313
            Tak Shun Technology Group, Ltd.                                                    2,088,000               91,170
            Tak Sing Alliance Holdings, Ltd.                                                   2,909,865              132,458
        #   Tan Chong International, Ltd.                                                        960,000              193,665
            TCC International Holdings, Ltd.                                                   1,124,000              174,930
      # *   TCL International Holdings, Ltd.                                                   1,702,000              474,934
        *   Technology Venture Holdings, Ltd.                                                    586,000               13,101
        *   Termbray Industries International (Holdings), Ltd.                                 2,304,900              145,381
            Tern Properties Co., Ltd.                                                             61,200               17,315
        *   The Sun's Group, Ltd.                                                             17,004,000               21,867
      # *   Tian An China Investments Co., Ltd.                                                1,238,275              341,848
            Tian Teck Land, Ltd.                                                               1,098,000              338,677
            Tianjin Development Holdings, Ltd.                                                 1,118,000              476,755

        *   Titan Petrochemicals Group, Ltd.                                                   2,740,000              319,815
        *   Tomorrow International Holdings, Ltd.                                                165,000               15,250
        *   Tongda Group Holdings, Ltd.                                                        1,020,000               27,341
            Tonic Industries Holdings., Ltd.                                                     920,000               35,421
            Top Form International, Ltd.                                                       1,586,000              307,858
        *   Topsearch International (Holdings), Ltd.                                             204,000               21,440
        *   Tristate Holdings, Ltd.                                                              138,000               23,022
            Truly International Holdings, Ltd.                                                   302,000              314,271
            Tungtex (Holdings) Co., Ltd.                                                         788,000              301,321
        *   Tysan Holdings, Ltd.                                                               1,040,773               28,069
        *   U-Cyber Technology Holdings, Ltd.                                                    432,800               12,235
        *   United Power Investment, Ltd.                                                      1,664,000              130,818
        *   Universal Holdings Ltd                                                             2,770,000               17,378
        *   Universe International Holdings, Ltd.                                                573,339                5,392
            U-Right International Holdings, Ltd.                                               2,040,000              104,595
            USI Holdings, Ltd.                                                                   928,999              138,251
            Van Shung Chong Holdings, Ltd.                                                       359,335               55,347
        *   Vanda Systems & Communications Holdings, Ltd.                                      3,232,000              178,668
            Varitronix International, Ltd.                                                       534,293              501,296
            Veeko International Holdings, Ltd.                                                 1,420,000               63,845
            Victory City International Holdings, Ltd.                                            839,768              350,096
        *   Vital Biotech Holdings, Ltd.                                                         470,000               23,248
            Vitasoy International Holdings, Ltd.                                               1,423,000              375,289
            Wah Ha Realty Co., Ltd.                                                              278,600               48,540
        *   Wah Nam International                                                                 38,696                  791
            Wai Kee Holdings, Ltd.                                                             1,265,738              246,379
            Wang On Group, Ltd.                                                                   47,897                8,483
        *   Wellnet Holdings, Ltd.                                                             2,059,200              108,510
        *   Winfoong International, Ltd.                                                       1,210,000               71,518
            Wing On Co. International, Ltd.                                                      565,000              675,735
            Wing Shan International, Ltd.                                                        896,000               46,577
        *   Winsan China Investment Group, Ltd.                                                1,296,000               46,056
            Wong's International (Holdings), Ltd.                                                737,641               84,572
        *   Wonson International Holdings, Ltd.                                                4,040,000               13,587
            World Houseware (Holdings), Ltd.                                                     605,700               21,455
      # *   Xinao Gas Holdings, Ltd.                                                           1,094,000              643,208
            Y. T. Realty Group, Ltd.                                                             965,000               86,839
            Yangtzekiang Garment Manufacturing Co., Ltd.                                         607,500              167,839
        *   Yanion International Holdings, Ltd.                                                  118,000                8,352
        *   Yaohan International Holdings, Ltd.                                                  974,000                    0
            Yau Lee Holdings, Ltd.                                                               534,000               43,294
            YGM Trading, Ltd.                                                                    228,000              379,929
            Yip's Chemical Holdings, Ltd.                                                        674,000              163,750
            Yugang International, Ltd.                                                        11,916,000              191,947
        *   Yunnan Enterprises Holdings, Ltd.                                                    240,000               12,792
        *   Zhu Kuan Development Co., Ltd.                                                       646,000               32,787
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $86,108,792)                                                                                            71,941,389
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                          83,337
                                                                                                           ------------------
   (Cost $83,186)

   RIGHTS/WARRANTS -- (0.0%)
        *   Champion Technology Holdings, Ltd. Warrants                                          265,877                1,881
        *   China City Natural Gas Holdings, Ltd. Rights 12/13/04                              2,097,600                    0
        *   China Credit Holdings Warrants 09/30/99                                              174,000                2,461
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        124,800               12,198
        *   QPL International Holdings, Ltd. Warrants 10/14/07                                   238,200               15,163
        *   Quality Healthcare Asia, Ltd. Warrants 01/13/07                                       26,760                  692
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         32,395
                                                                                                           ------------------

   TOTAL -- HONG KONG
     (Cost $86,191,978)                                                                                            72,057,121
                                                                                                           ------------------

   SINGAPORE -- (16.8%)
   COMMON STOCKS -- (16.8%)
        *   Acma, Ltd.                                                                         3,040,700               92,695
            Airocean Group, Ltd.                                                               1,649,000              221,364
        *   Alliance Technology & Development, Ltd.                                              156,000               10,008
            Amtek Engineering, Ltd.                                                              799,625              586,079
        *   Apollo Enterprises, Ltd.                                                             193,000               54,833
            Armstrong Industrial Corp.                                                         1,460,000              115,620
        *   ASA Group Holdings, Ltd.                                                             586,000              100,348
            Ascott Group, Ltd.                                                                 1,807,250              462,983
            Aussino Group, Ltd.                                                                  967,000              270,989
            Benjamin (F.J.) Holdings, Ltd.                                                     1,095,000              148,056
        #   Beyonics Technology, Ltd.                                                          1,556,640              411,558
        *   Blu Inc. Group, Ltd..                                                                729,000               69,038
            Bonvests Holdings, Ltd.                                                              825,000              264,671
            Brilliant Manufacturing, Ltd.                                                      1,855,000              694,760
        *   Broadway Industrial Group, Ltd.                                                      461,000              113,587
            Bukit Sembawang Estates, Ltd.                                                         71,334              570,510
        *   Central Properties, Ltd.                                                              66,000                    0
            Ch Offshore, Ltd.                                                                    823,200              188,128
        *   Chemical Industries (Far East), Ltd.                                                 105,910               39,435
        *   China Merchants Holdings Pacific, Ltd.                                               652,000              219,836
            Chip Eng Seng Corp., Ltd.                                                          1,775,000              129,873
            Chosen Holdings, Ltd.                                                              1,284,000              175,563
            Chuan Hup Holdings, Ltd.                                                           4,385,000            1,737,907
            Chuan Soon Huat Industrial Group, Ltd.                                               614,000              112,147
            CIH, Ltd.                                                                            498,460              900,979
        *   CK Tang, Ltd.                                                                        614,000              151,963
        *   Compact Metal Industries, Ltd.                                                       643,000               11,640
            Courts Singapore, Ltd.                                                               495,000              160,381
        *   CSC Holdings, Ltd.                                                                   672,000               12,244
            CSE Global, Ltd.                                                                   1,262,000              395,425
            CWT Distribution, Ltd.                                                               461,500              157,677
        *   Eagle Brand Holdings, Ltd.                                                         5,158,000              220,682
        #   Eastern Asia Technology, Ltd.                                                      1,844,260              309,513
            Eastgate Technology, Ltd.                                                            870,000               58,371
        *   Econ International, Ltd.                                                           2,267,000               62,330
            ECS Holdings, Ltd.                                                                 1,375,000              247,084
            Eng Wah Organisation, Ltd.                                                           265,000               46,495

        *   Firstlink Investments Corp., Ltd.                                                    995,000               66,579
            Freight Links Express Holdings, Ltd.                                               3,368,000              194,336
            Frontline Technologies Corp., Ltd.                                                 3,170,000              260,729
        #   Fu Yu Manufacturing, Ltd.                                                          1,819,000            1,118,897
            Fuji Offset Plates Manufacturing, Ltd.                                                33,750                5,825
            GB Holdings, Ltd.                                                                    200,000              110,551
        #   Ges International, Ltd.                                                            2,909,000            1,249,732
            GK Goh Holdings, Ltd.                                                              1,494,000              743,503
            Goodpack, Ltd.                                                                     1,592,000            1,155,703
        *   Goodwood Park Hotel, Ltd.                                                             24,307              794,986
            GP Industries, Ltd.                                                                1,516,000              917,793
            Guocoland, Ltd.                                                                    1,215,000              861,170
            Hiap Moh Corp., Ltd.                                                                  34,874                6,392
            Ho Bee Investment, Ltd.                                                              761,000              157,528
            Hong Fok Corp., Ltd.                                                               1,796,000              266,839
        #   Hong Leong Asia, Ltd.                                                              1,048,000            1,016,053
        *   Horizon Education & Technologies, Ltd.                                             2,054,000              124,591
            Hotel Grand Central, Ltd.                                                            875,280              210,937
            Hotel Plaza, Ltd.                                                                  1,189,000              558,937
        #   Hotel Properties, Ltd.                                                             1,675,000            1,176,148
            Hour Glass, Ltd.                                                                     298,000              117,250
            HTL International Holdings, Ltd.                                                   1,471,875            1,122,514
            Huan Hsin Holdings, Ltd.                                                           1,138,400              599,835
            Hup Seng Huat, Ltd.                                                                  900,200              172,571
            Hwa Hong Corp., Ltd.                                                               2,488,000              822,093
            IDT Holdings, Ltd.                                                                   718,000            1,169,448
        *   Inno-Pacific Holdings, Ltd.                                                          680,000               10,271
            Innovalues Precision, Ltd.                                                           520,000              219,098
            International Factors (Singapore), Ltd.                                              290,000              101,524
        *   Internet Technology Group, Ltd.                                                      874,408               18,728
        *   Interra Resources, Ltd.                                                              185,430               12,404
        *   Intraco, Ltd.                                                                        292,500               60,767
            Isetan (Singapore), Ltd.                                                             122,500              209,604
        #   Jaya Holdings, Ltd.                                                                2,733,000            1,699,154
            JK Yaming International, Ltd.                                                        907,000              210,782
            Jurong Cement, Ltd.                                                                  132,500               60,717
            Jurong Engineering, Ltd.                                                             137,000              181,994
            Jurong Technologies Industrial Corp., Ltd.                                         1,446,000            1,152,618
        *   K1 Ventures, Ltd.                                                                  5,340,500              796,798
            Keppel Telecommunications and Transportation, Ltd.                                 2,058,000            1,009,711
            Khong Guan Flour Milling, Ltd.                                                        19,000               18,922
            Kian Ann Engineering, Ltd.                                                           868,000               86,871
            Kian Ho Bearings, Ltd.                                                               521,000               50,726
            Koh Brothers, Ltd.                                                                 1,494,000              105,337
        *   L & M Group Investments, Ltd.                                                      7,107,100               43,423
            Labroy Marine, Ltd.                                                                3,343,000            1,059,238
        *   LanTroVision (S), Ltd.                                                             1,117,500               37,375
            Lee Kim Tah Holdings, Ltd.                                                         1,600,000              278,050
        *   Leong Hin Holdings, Ltd.                                                             526,000               84,966
        *   Liang Huat Aluminium, Ltd.                                                         2,954,000               27,059
            Lion Asiapac, Ltd.                                                                   473,000               50,351
            Low Keng Huat Singapore, Ltd.                                                        372,000               87,419
            Lum Chang Holdings, Ltd.                                                           1,134,030              148,428
            Magnecomp International, Ltd.                                                        931,000              415,740

        *   Manufacturing Integration Technology, Ltd.                                           588,000               44,661
            MCL Land, Ltd.                                                                     1,427,000            1,261,180
        *   Mediaring.Com, Ltd.                                                                3,410,000              290,520
            Metro Holdings, Ltd.                                                               2,256,960              639,497
            MMI Holdings, Ltd.                                                                 1,994,000              388,956
            Multi-Chem, Ltd.                                                                   1,263,000              204,555
            Nera Telecommunications, Ltd.                                                      1,450,000              384,160
            New Toyo Intenational Holdings, Ltd.                                               1,043,000              375,021
            Norelco Centreline Holdings, Ltd.                                                    941,000              357,830
        *   Orchard Parade Holdings, Ltd.                                                      1,084,022              244,272
        #   Osim International, Ltd.                                                           1,638,000              819,228
            Ossia International, Ltd.                                                            728,332               77,747
            Pan-United Corp., Ltd.                                                             2,193,000              456,915
        *   Pan-United Marine, Ltd.                                                            1,096,500              157,437
            PCI, Ltd.                                                                            734,000              270,569
            Pertama Holdings, Ltd.                                                               459,750               81,445
            Popular Holdings, Ltd.                                                             1,813,000              476,143
            PSC Corp., Ltd.                                                                    5,723,200              262,351
            Qian Hu Corp., Ltd.                                                                  408,200               83,369
            Robinson & Co., Ltd.                                                                 284,832            1,076,303
            Rotary Engineering, Ltd.                                                           1,624,000              361,135
            San Teh, Ltd.                                                                        838,406              202,283
            SBS Transit, Ltd.                                                                  1,011,000            1,066,086
            Sea View Hotel, Ltd.                                                                  66,000              168,131
        *   Seatown Corp., Ltd.                                                                  101,000                1,851
            Sembawang Kimtrans, Ltd.                                                           1,295,000              134,101
            Sin Soon Huat, Ltd.                                                                1,307,000               63,498
            Sing Investments & Finance, Ltd.                                                      94,500              101,530
        #   Singapore Food Industries, Ltd.                                                    1,707,000              906,868
            Singapore Reinsurance Corp., Ltd                                                   1,540,935              249,003
            Singapore Shipping Corp., Ltd.                                                     1,930,000              388,184
            Singapura Finance, Ltd.                                                              139,250              117,420
            SMB United, Ltd.                                                                   2,010,000              177,452
            SNP Corp., Ltd.                                                                      466,495              221,686
        *   SP Corp., Ltd.                                                                       454,000               13,862
            Ssangyong Cement (Singapore), Ltd.                                                   236,000              139,769
            Stamford Land Corp., Ltd.                                                          3,229,000              443,437
            Straits Trading Co., Ltd.                                                          1,117,200            1,501,418
        *   Sunright, Ltd.                                                                       378,000               69,288
            Superbowl Holdings, Ltd.                                                             490,000               70,461
            Superior Metal Printing, Ltd.                                                        490,500               56,870
            Thakral Corp., Ltd.                                                                6,028,000              404,161
            Tiong Woon Corp. Holding, Ltd.                                                       906,000              179,398
        *   Transmarco, Ltd.                                                                     106,500               51,091
            Trek 2000 International, Ltd.                                                      1,004,000              238,274
            TSM Resources, Ltd.                                                                1,502,000              310,960
        #   TT International, Ltd.                                                             2,109,600              256,757
        *   Tuan Sing Holdings, Ltd.                                                           3,362,000              174,771
        *   Ultro Technologies, Ltd.                                                             530,000               32,057
            Unisteel Technology, Ltd.                                                            974,000              807,579
            United Engineers, Ltd.                                                               846,666              821,301
            United Overseas Insurance, Ltd.                                                      125,500              275,726
            United Pulp & Paper Co., Ltd.                                                        354,000               90,996
            UOB-Kay Hian Holdings, Ltd.                                                        1,602,000              958,055

            Vicom, Ltd.                                                                          120,000               69,579
            WBL Corp., Ltd.                                                                      647,000            1,302,552
        *   Xpress Holdings, Ltd.                                                              1,392,000               59,554
        *   Yongnam Holdings, Ltd.                                                             1,506,000               22,932
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $56,843,330)                                                                                            53,226,022
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                          66,513
                                                                                                           ------------------
   (Cost $66,214)

   RIGHTS/WARRANTS -- (0.0%)
        *   Yongnam Holdings, Ltd. Warrants 08/26/09                                             251,000                1,534
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SINGAPORE
     (Cost $56,909,544)                                                                                            53,294,069
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Exergy, Inc.                                                                           7,260                    0
                                                                                                           ------------------
   (Cost $ 0)
   NEW ZEALAND -- (6.7%)
   COMMON STOCKS -- (6.7%)
            AFFCO Holdings, Ltd.                                                               1,806,887              515,467
            Cavalier Corp., Ltd.                                                                 283,674              935,486
            CDL Hotels New Zealand, Ltd.                                                       1,387,344              574,820
            CDL Investments New Zealand, Ltd.                                                    306,025               80,847
            Colonial Motor Co., Ltd.                                                             126,795              268,308
        *   Cue Energy Resources NL                                                              452,354              138,064
            Ebos Group, Ltd.                                                                     112,108              336,142
        *   Evergreen Forests, Ltd.                                                              323,301               75,973
            Hallenstein Glassons Holdings, Ltd.                                                  241,638              679,838
            Hellaby Holdings, Ltd.                                                               201,679              911,442
            Horizon Energy Distribution, Ltd.                                                     40,420              127,813
            Met Lifecare, Ltd.                                                                   270,895              522,839
            Michael Hill International, Ltd.                                                     156,746              919,173
        *   New Zealand Oil & Gas, Ltd.                                                          584,872              459,254
            New Zealand Refining Co., Ltd.                                                        84,779            1,782,262
            Northland Port Corp. (New Zealand), Ltd.                                             219,997              481,353
            Nuplex Industries, Ltd.                                                              271,267            1,056,695
        *   Pacific Retail Group, Ltd.                                                           194,156              304,513
            Port of Tauranga, Ltd.                                                               541,952            2,185,411
        *   Provenco Group, Ltd.                                                                 281,600              160,888
            Pyne Gould Guinness, Ltd.                                                            229,634              308,527
            Restaurant Brand New Zealand, Ltd.                                                   369,175              360,331
        *   Richina Pacific, Ltd.                                                                309,644              143,544
        *   Rubicon, Ltd.                                                                        995,760              754,457

            Ryman Healthcare Group, Ltd.                                                         415,999              969,769
            Sanford, Ltd.                                                                        418,047            1,422,689
            Scott Technology, Ltd.                                                                60,843              142,259
        *   Seafresh Fisheries                                                                    80,520                1,615
            South Port New Zealand, Ltd.                                                          30,744               27,706
            Steel & Tube Holdings, Ltd.                                                          379,638            1,260,100
        *   Tasman Farms                                                                         157,056                    0
            Taylors Group, Ltd.                                                                   29,646               47,961
            Tourism Holdings, Ltd.                                                               402,452              589,532
        *   Trans Tasman Properties, Ltd.                                                      2,311,308              661,565
            Waste Management NZ, Ltd.                                                            430,471            1,706,521
            Williams & Kettle, Ltd.                                                               57,558              137,370
            Wrightson, Ltd.                                                                      222,276              272,721
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,977,485)                                                                                            21,323,255
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                         14,954
                                                                                                           ------------------
   (Cost $14,838)
   TOTAL -- NEW ZEALAND
     (Cost $11,992,323)                                                                                            21,338,209
                                                                                                           ------------------

   MALAYSIA -- (0.1%)
   COMMON STOCKS -- (0.1%)
        *   Autoways Holdings Berhad                                                              10,000                3,395
        *   Jaks Resources Berhad                                                                 11,975                5,357
        *   Promet Berhad                                                                      1,143,000               87,229
        *   Rekapacific Berhad                                                                   473,000                    0
        *   RNC Corp. Berhad                                                                       1,650                3,560
        *   Saship Holdings Berhad                                                               223,520               52,351
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $1,212,987)                                                                                                151,892
                                                                                                           ------------------

                                                                                               FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (12.1%)
            Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
              (Collateralized by $37,206,292 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $37,129,275) to be repurchased at $37,131,286 (Cost
              $37,129,275) ^                                                                      37,129           37,129,275

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $1,372,000 FNMA Notes 2.95%, 11/14/07, valued at
              $1,373,925) to be repurchased at $1,355,071 (Cost $1,355,000)                        1,355            1,355,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $38,484,275)                                                                                            38,484,275
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $293,509,251)                                                                                     $      316,726,350
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
UNITED KINGDOM -- (98.2%)
COMMON STOCKS -- (97.3%)
   4Imprint P.L.C.                                                      50,375   $       138,106
   600 Group P.L.C.                                                    100,910           130,855
   Abacus Group P.L.C.                                                  77,082           353,138
   Abbeycrest P.L.C.                                                    42,590            52,689
   Abbot Group P.L.C.                                                  295,728         1,214,140
   Aberdeen Asset Management P.L.C.                                    420,124           819,199
   Acal P.L.C.                                                          37,689           283,773
 * Acambis P.L.C.                                                      159,373           782,749
   AEA Technology P.L.C.                                                95,244           321,344
   AGA Food Service Group P.L.C.                                       199,923           977,815
   Aggreko P.L.C.                                                      439,570         1,289,549
   Air Partner P.L.C.                                                   15,611           136,297
 * Airflow Streamlines P.L.C.                                           20,500            22,924
   Airsprung Furniture Group P.L.C.                                     58,000            53,770
   Alba P.L.C.                                                         105,025         1,359,958
   Alexandra P.L.C.                                                     86,243           164,323
   Alexon Group P.L.C.                                                 116,632           719,418
 * Alizyme P.L.C.                                                      257,044           635,568
   Alpha Airports Group P.L.C.                                         392,541           698,813
   Alphameric P.L.C.                                                   172,688           242,416
 * Alterian P.L.C.                                                      57,131           102,075
   Alumasc Group P.L.C.                                                100,245           310,984
 * Amberley Group P.L.C.                                               200,000            43,289
   Amec P.L.C.                                                          49,000           277,290
   Amstrad P.L.C.                                                      149,652           494,096
 * Anglesey Mining P.L.C.                                               55,000             4,205
   Anglo Eastern Plantations P.L.C.                                     87,249           278,551
   Anglo Pacific Group P.L.C.                                          143,361           268,823
 * Anite Group P.L.C.                                                  638,587           650,431
 * Antisoma P.L.C.                                                     389,246           122,839
 * API Group P.L.C.                                                     57,134           107,287
 * Applied Optical Technologies P.L.C.                                  75,383            33,797
 * ARC International P.L.C.                                            228,396           141,755
 * Arena Leisure P.L.C.                                              1,136,685           804,074
 * Argonaut Games, Ltd.                                                100,000             5,973
   Arla Foods UK P.L.C.                                              1,658,226         1,709,118
   Arm Holdings P.L.C.                                                 127,000           249,102
   Arriva P.L.C.                                                       129,697         1,214,708
 * Ashtead Group P.L.C.                                                542,850           832,883
   Ashtenne Holdings P.L.C.                                             51,168           376,604
 * Aston Villa P.L.C.                                                    8,000            50,682
   Atkins (WS) P.L.C.                                                  160,065         2,156,570
   Atrium Underwriting P.L.C.                                           88,040           325,541
   Austin Reed Group P.L.C.                                             68,999           170,128
   Autologic Holdings P.L.C.                                            72,986           412,105
 * Autonomy Corp. P.L.C.                                               188,658           546,229
   Avesco P.L.C.                                                        29,998            54,356
   Aveva Group P.L.C.                                                   31,324           381,926
   Avis Europe P.L.C.                                                1,767,228         2,178,902
   Avon Rubber P.L.C.                                                   40,705           159,241
 * AWG P.L.C.                                                           16,000           230,043
 * Axis-Shield P.L.C.                                                   68,430           290,991
   Axon Group P.L.C.                                                    88,403           243,486
   Babcock International Group P.L.C.                                  383,561           933,647
   Baggeridge Brick P.L.C.                                              98,000           270,334
 * Bailey (C.H.) P.L.C.                                                109,500            41,862
 * Bailey (C.H.) P.L.C. Class B                                         10,000   $        20,071
 * Baltimore Technologies P.L.C.                                        60,656            12,192
   Barr (A.G.) P.L.C.                                                   43,000           608,183
   Beale P.L.C.                                                         22,161            29,013
   Beattie (James) P.L.C.                                              132,247           325,893
 * Bede P.L.C.                                                         105,978            79,496
   Belhaven Brewery Group P.L.C.                                        42,948           358,945
   Bellway P.L.C.                                                      127,364         1,733,467
   Ben Bailey P.L.C.                                                    26,000           186,863
   Bespak P.L.C.                                                        55,918           505,445
 * Biocompatibles International P.L.C.                                  54,080           250,459
 * Bioquell P.L.C.                                                      50,194           123,878
   Biotrace International P.L.C.                                        75,000           118,206
   Birse Group P.L.C.                                                  421,901           118,886
   Black Arrow Group P.L.C.                                             56,500            65,340
   Blacks Leisure Group P.L.C.                                          60,959           564,069
   Bloomsbury Publishing P.L.C.                                        101,005           526,846
 * BNB Resources P.L.C.                                                 89,395            23,081
   Body Shop International P.L.C.                                      583,233         1,945,493
   Bodycote International P.L.C.                                       481,180         1,461,431
   Boot (Henry) P.L.C.                                                  71,794           602,306
   Bovis Homes Group P.L.C.                                            218,408         2,104,941
   BPP Holdings P.L.C.                                                 106,500           676,599
 * Bradstock Group P.L.C.                                                5,200             4,373
 * Braemar Seascope Group P.L.C.                                        29,642           227,951
   Brammer P.L.C.                                                      119,123           376,785
   Brandon Hire P.L.C.                                                  51,098           145,120
   Brewin Dolphin Holdings P.L.C.                                      361,518           657,882
   Bristol Water Group P.L.C.                                           35,257           347,387
   Britannic P.L.C.                                                    261,455         2,074,864
   British Polythene Industries P.L.C.                                  56,740           348,179
   British Vita P.L.C.                                                 370,957         1,899,449
   Brixton P.L.C.                                                      296,900         1,832,218
   Broadcastle P.L.C.                                                   74,468           106,700
 * Brown & Jackson P.L.C.                                              748,566           873,398
   Brown (N) Group P.L.C.                                              562,850         1,439,968
   BSS Group P.L.C.                                                     47,905           753,625
 * BTG P.L.C.                                                          255,913           461,860
   Burtonwood Brewery P.L.C.                                            38,000           342,496
   Business Post Group P.L.C.                                          157,099         1,772,371
   BWD Securities P.L.C.                                                40,834           384,288
   Caffyns P.L.C.                                                        6,000            78,465
 * Cambridge Antibody Technology
     Group P.L.C.                                                       71,681           819,889
   Capital & Regional P.L.C.                                           105,849         1,274,820
   Capital Radio P.L.C.                                                117,032           905,576
   Carclo P.L.C.                                                       100,463            89,078
   Care UK P.L.C.                                                       90,334           640,443
   Carillion P.L.C.                                                    349,691         1,506,829
 * Carlisle Holdings, Ltd.                                               8,709            58,164
   Carpetright P.L.C.                                                  125,839         2,621,990
   Carr's Milling Industries P.L.C.                                     19,000           169,694
   Castings P.L.C.                                                      79,000           258,887
 * Celtic P.L.C.                                                        40,759            40,070
 * Cenes Pharmaceuticals P.L.C.                                        298,612            41,460
   Chamberlin & Hill P.L.C.                                             18,000            71,181
   Chapelthorpe P.L.C.                                                 646,612           250,895
   Character Group P.L.C.                                               97,314           151,805

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Charles Taylor Consulting P.L.C.                                     67,918   $       306,829
 * Charter P.L.C.                                                      262,215         1,032,711
 * Che Group P.L.C.                                                     51,533            42,357
   Chemring Group P.L.C.                                                51,708           432,962
   Chesnara P.L.C.                                                      92,900           176,246
 * Chime Communications P.L.C.                                         354,020           191,244
   Chloride Group P.L.C.                                               485,500           473,658
   Christie Group P.L.C.                                                53,263            96,791
   Chrysalis Group P.L.C.                                              328,544         1,105,344
   Churchill China P.L.C.                                               30,000           142,056
   City North Group P.L.C.                                              33,044           140,100
   City Restaurant Group P.L.C.                                        307,772           640,215
   Clarkson (Horace) P.L.C.                                             44,733           666,848
 * Clinical Computing P.L.C.                                            46,666            26,945
   Clinton Cards P.L.C.                                                433,380           779,242
 * CLS Holdings P.L.C.                                                 166,734         1,233,210
   CML Microsystems P.L.C.                                              28,361           198,833
   Colefax Group P.L.C.                                                 60,000           112,396
   Collins Stewart Tullett P.L.C.                                      137,946           991,481
 * Colt Telecom Group P.L.C.                                         2,574,360         2,179,450
   Comino Group P.L.C.                                                  23,596            92,987
   Communisis P.L.C.                                                   237,134           506,033
   Compel Group P.L.C.                                                  48,999            86,561
   Computacenter P.L.C.                                                452,614         2,344,536
 * Cookson Group P.L.C.                                              2,842,939         1,833,181
   Coral Products P.L.C.                                                50,000            36,940
   Corin Group P.L.C.                                                   58,244           379,616
 * Corporate Services Group P.L.C.                                   1,704,859           220,963
   Cosalt P.L.C.                                                        30,700           197,716
 * Costain Group P.L.C.                                              1,176,378           950,197
 * Country & Metropolitan P.L.C.                                        40,047           143,662
   Countryside Property P.L.C.                                         124,717           679,624
   Countrywide P.L.C.                                                  185,800         1,059,253
   Courts P.L.C.                                                       110,722            28,712
   Cox Insurance Holdings P.L.C.                                       609,714           999,115
   Cranswick P.L.C.                                                     60,394           537,862
   Crest Nicholson P.L.C.                                              267,250         1,728,916
   Creston P.L.C.                                                       28,278            80,413
   Croda International P.L.C.                                          235,353         1,442,138
   Cropper (James) P.L.C.                                               22,000            67,333
 * Culver Holdings P.L.C.                                                  338                65
   Daejan Holdings P.L.C.                                               25,000         1,302,730
   Dairy Crest Group P.L.C.                                            206,634         1,645,883
 * Dana Petroleum P.L.C.                                               126,354           986,759
 * Danka Business Systems P.L.C.                                       367,079           280,673
   Dart Group P.L.C.                                                    74,000           470,116
 * Datamonitor P.L.C.                                                   98,643           221,570
   Davis Service Group P.L.C.                                          227,016         1,710,600
   Dawson Holdings P.L.C.                                              122,588           392,161
 * Dawson International P.L.C.                                         100,688            18,274
   De La Rue P.L.C.                                                    302,052         1,942,489
   Dechra Pharmaceiticals P.L.C.                                        76,357           264,090
   Dee Valley Group P.L.C.                                               4,214            59,941
   Delta P.L.C.                                                        289,145           533,929
   Deltron Electronics P.L.C.                                           73,691           121,895
 * Densitron International P.L.C.                                       74,175            21,627
   Derwent Valley Holdings P.L.C.                                       96,752         1,817,582
   Detica Group P.L.C.                                                  32,953           443,893
   Development Securities P.L.C.                                        57,390           437,734
   DeVere Group P.L.C.                                                 132,501         1,109,968
   Devro P.L.C.                                                        229,507           520,648
   Dewhurst P.L.C.                                                       9,000   $        22,020
   Dewhurst P.L.C. Class A Non-Voting                                   15,500            33,332
   Dicom Group P.L.C.                                                   38,035           583,273
 * Dimension Data Holdings P.L.C.                                      939,000           600,575
   Diploma P.L.C.                                                       40,758           463,140
   Domestic & General Group P.L.C.                                      66,440           777,583
   Domino Printing Sciences P.L.C.                                     355,935         1,667,360
   Domnick Hunter Group P.L.C.                                          51,942           389,316
 * Dowding & Mills P.L.C.                                              336,440            69,063
   DRS Data Research Services P.L.C.                                    26,825            17,811
   DTZ Holdings P.L.C.                                                 114,500           418,857
 * Duelguide Units P.L.C.                                                3,971            40,822
 * Durlacher Corp. P.L.C.                                               15,272            18,310
   Dyson Group P.L.C.                                                   44,875           295,835
   East Surrey Holdings P.L.C.                                         234,414         1,677,200
 * Easyjet P.L.C.                                                    1,068,671         3,799,438
 * Easynet Group P.L.C.                                                179,628           250,460
 * Easyscreen P.L.C.                                                    72,275            25,226
 * Ebookers P.L.C.                                                     109,492           649,572
 * Edinburgh Oil & Gas P.L.C.                                           68,779           242,615
 * Eidos P.L.C.                                                        200,222           306,085
   Eleco P.L.C.                                                        104,685            56,650
   Electronic Data Processing P.L.C.                                    55,200            75,914
 * Elementis P.L.C.                                                    721,332           445,594
 * Emerald Energy P.L.C.                                                72,830           184,999
 * Emess P.L.C.                                                        350,042            56,037
   Ennstone P.L.C.                                                     522,823           354,736
 * Enodis P.L.C.                                                       631,211         1,212,742
 * Entertainment Rights P.L.C.                                         633,958           179,379
 * Erinaceous Group P.L.C.                                              54,863           175,611
 * Eurodis Electron P.L.C.                                           1,230,802            44,010
   Euromoney Institutional Investors
     P.L.C.                                                            205,774         1,646,143
 * European Colour P.L.C.                                               82,090            28,637
   European Motor Holdings P.L.C.                                      118,325           455,655
   Expro International Group P.L.C.                                    117,277           818,589
   Fenner P.L.C.                                                       193,713           481,555
 * Ferguson International Holdings
     P.L.C.                                                             89,105            40,878
   Ferraris Group P.L.C.                                                63,540           134,979
 * Fibernet Group P.L.C.                                                86,796           130,145
 * FII Group P.L.C.                                                     41,166             5,311
   Filtronic P.L.C.                                                    117,386           439,103
 * Financial Objects P.L.C.                                              7,000             7,622
   Findel P.L.C.                                                       142,288         1,176,618
   First Choice Holidays P.L.C.                                        862,478         2,273,502
   First Technology P.L.C.                                             128,111           870,531
   Fisher (James) & Sons P.L.C.                                         89,846           487,131
   FKI P.L.C.                                                          773,617         1,960,963
   Forminster P.L.C.                                                    43,333            14,918
   Forth Ports P.L.C.                                                  142,983         3,550,158
   Fortress Holdings P.L.C.                                            120,728            66,347
 * Fortune Oil P.L.C.                                                3,248,130           481,247
   Freeport P.L.C.                                                      53,348           399,963
   French Connection Group P.L.C.                                      284,510         1,401,332
   Fuller, Smith & Turner P.L.C. Series A                               20,000           273,106
   Fulmar P.L.C.                                                       107,500           169,255
   Future Network P.L.C.                                               456,752           554,120
   Galliford Try P.L.C.                                                517,870           519,638
   Game Group P.L.C.                                                   534,000           695,627
   Games Workshop Group P.L.C.                                          43,442           683,081

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Garton Engineering P.L.C.                                            10,248   $             0
 * Gaskell P.L.C.                                                       36,000             6,523
   GB Group P.L.C.                                                     250,000           106,125
   Geest P.L.C.                                                        142,649         1,594,049
 * Genetix Group P.L.C.                                                 92,497            83,210
   Get Group P.L.C.                                                     20,485           100,829
   Gibbs & Dandy P.L.C.                                                 13,681            86,364
   Gleeson (M.J.) Group P.L.C.                                         112,355           435,216
 * Global Natural Energy P.L.C.                                         11,004            39,936
 * Glotel P.L.C.                                                        49,741           106,962
   Go-Ahead Group P.L.C.                                                93,733         2,467,617
   Goldshield Group P.L.C.                                              49,104           203,047
   Gowrings P.L.C.                                                       5,000             9,702
   Grainger Trust, Ltd.                                                 48,556         1,605,432
   Great Portland Estates P.L.C.                                       307,973         1,885,208
   Greene King P.L.C.                                                   92,950         2,119,838
 * Greenwich Resources P.L.C.                                          438,664            24,107
   Greggs P.L.C.                                                        26,000         1,813,289
 * Gresham Computing P.L.C.                                             75,530           494,979
   Group 4 Securicor P.L.C.                                            290,000           701,233
   Guiness Peat Group P.L.C.                                         1,137,590         1,720,268
   GWR Group P.L.C.                                                    225,354           972,066
 * Gyrus Group P.L.C.                                                  153,080           648,490
   Halma P.L.C.                                                        642,966         1,917,779
   Halstead (James) Group P.L.C.                                        52,208           618,369
 * Hampson Industries P.L.C.                                           250,757           104,357
 * Hampton Trust P.L.C.                                                232,050             6,099
   Hardy Underwriting Group P.L.C.                                      46,683           212,008
   Hardys & Hansons P.L.C.                                              48,000           507,711
 * Harvey Nash Group P.L.C.                                            183,750           280,425
   Havelock Europa P.L.C.                                               40,813           102,225
 * Hawtin P.L.C.                                                       196,500            46,088
   Haynes Publishing Group P.L.C.                                       14,703            98,413
   Headlam Group P.L.C.                                                152,974         1,155,721
   Heath (Samuel) & Sons P.L.C.                                          7,500            68,814
   Helical Bar P.L.C.                                                   46,000           936,968
   Helphire Group P.L.C.                                               173,986           721,590
 * Heywood Williams Group P.L.C.                                       140,400           236,528
   Highbury House Communications
     P.L.C.                                                            439,166            75,515
   Highway Insurance Holdings P.L.C.                                   467,933           288,406
   Hill & Smith Holdings P.L.C.                                        108,912           249,744
   Hiscox P.L.C.                                                       419,927         1,275,894
   Hit Entertainment P.L.C.                                            273,440         1,358,459
   Hitachi Capital (UK) P.L.C.                                         124,239           566,435
   Holidaybreak P.L.C.                                                  92,974           990,471
   Homeserve P.L.C.                                                    101,138         1,301,792
 * Homestyle Group P.L.C.                                               94,472           231,838
   Hornby P.L.C.                                                        50,000           252,017
   House of Fraser P.L.C.                                              427,439           862,749
   Hunting P.L.C.                                                      223,174           774,564
   Huntleigh Technology P.L.C.                                          90,597           722,724
   Huntsworth P.L.C.                                                   480,401           187,882
   Hyder Consulting P.L.C.                                              16,308            49,097
 * Hydro International P.L.C.                                           17,669            33,677
 * IAF Group P.L.C.                                                     30,000             9,749
   ICM Computer Group P.L.C.                                            37,114           251,703
   IFX Group P.L.C.                                                     34,486            64,594
 * Imagination Technologies Group
     P.L.C.                                                            266,048           343,287
 * IMS Group P.L.C.                                                     75,000             6,451
   Incepta Group P.L.C.                                                280,643   $       364,712
   Inchcape P.L.C.                                                      19,200           600,018
   Incisive Media P.L.C.                                               137,054           347,359
   Independent Media Distribution
     P.L.C.                                                             21,621            28,719
 * Industrial & Commercial Holdings
     P.L.C.                                                              5,000               143
   Infast Group P.L.C.                                                 301,224           108,006
 * Intec Telecom Systems P.L.C.                                        654,113           842,657
   Intelek P.L.C.                                                       99,880            16,654
   Intertek Group P.L.C.                                                70,100           944,505
   Intserve P.L.C.                                                     179,459         1,079,584
 * Invensys P.L.C.                                                   5,864,457         1,956,999
   Inveresk P.L.C.                                                     150,000            27,318
 * IQE P.L.C.                                                          107,400            20,993
   ISIS Asset Management P.L.C.                                        268,751         1,219,903
   Isoft Group P.L.C.                                                  210,764         1,552,064
   Isotron P.L.C.                                                       50,325           459,195
   Ite Group P.L.C.                                                    518,511           814,990
   Itnet P.L.C.                                                        115,160           596,105
 * Itouch International P.L.C.                                         615,741           397,312
 * Jarvis Porter Group P.L.C.                                           99,894            19,095
   JJB Sports P.L.C.                                                   448,783         1,741,970
   JKX Oil and Gas P.L.C.                                              264,746           615,117
   John David Group P.L.C.                                             114,500           431,925
   Johnson Service Group P.L.C.                                        125,535           950,615
 * Kalamazoo Computer Group P.L.C.                                      56,120             1,877
   KBC Advanced Technologies P.L.C.                                     68,734            48,500
   Keller Group P.L.C.                                                 123,128           571,421
   Kensington Group P.L.C.                                              98,187           786,076
 * Kewill Systems P.L.C.                                               128,018           158,804
   Kidde P.L.C.                                                        232,000           672,558
   Kier Group P.L.C.                                                    63,370           847,229
   Kiln P.L.C.                                                         383,129           589,623
 * Kingston Communications P.L.C.                                      850,036         1,001,415
   Kleeneze P.L.C.                                                     109,256           271,087
 * Knowledge Support Systems Group
     P.L.C.                                                             25,000               382
   La Fitness P.L.C.                                                    53,738           210,933
   Laing (John) P.L.C.                                                 353,630         1,602,032
   Laird Group P.L.C.                                                  291,676         2,037,150
   Lambert Howarth Group P.L.C.                                         43,203           234,725
 * Lastminute.com P.L.C.                                               504,477           990,057
   Latchways P.L.C.                                                     15,838           124,842
 * Laura Ashley Holdings P.L.C.                                      2,505,661           658,049
   Lavendon Group P.L.C.                                                61,795           173,246
   Lincat Group P.L.C.                                                  19,000           144,081
   Linton Park P.L.C.                                                   39,000           275,647
   Linx Printing Technologies P.L.C.                                    27,000           280,553
   Litho Supplies P.L.C.                                                20,000            18,559
 * London Clubs International P.L.C.                                   332,581           873,851
   London Industrial P.L.C.                                             30,631         1,188,765
   London Merchant Securities P.L.C.                                   597,381         2,287,338
   London Scottish Bank P.L.C.                                         263,000           646,741
   Lookers P.L.C.                                                       63,057           364,052
 * Lorien P.L.C.                                                        60,000            61,359
   Low & Bonar P.L.C.                                                  166,108           378,837
   Luminar P.L.C.                                                      135,289         1,294,900
   Lupus Capital P.L.C.                                                354,881           111,738
 * M.L. Laboratories P.L.C.                                            377,657           129,730
   Macfarlane Group P.L.C.                                             228,287           135,438

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Macro 4 P.L.C.                                                       42,500   $       150,591
   Maiden Group P.L.C.                                                  16,800            72,944
   Mallett P.L.C.                                                       24,837           135,964
   Management Consulting Group
     P.L.C.                                                            331,679           277,946
   Manchester United P.L.C.                                            609,642         3,210,240
   Manganese Bronze Holdings P.L.C.                                     32,184           117,339
   Marchpole Holdings P.L.C.                                           189,130            99,168
   Marlborough Stirling P.L.C.                                         408,654           324,522
   Marshalls P.L.C.                                                    221,135         1,213,146
 * Marylebone Warwick Balfour Group
     P.L.C.                                                            239,501           305,051
   Matalan P.L.C.                                                       84,701           348,722
 * Mayflower Corp. P.L.C.                                              550,636            71,046
   McAlpine (Alfred) P.L.C.                                            198,580         1,096,293
   McBride P.L.C.                                                      314,973           912,373
   McCarthy & Stone P.L.C.                                             194,968         2,048,964
   McKay Securities P.L.C.                                              97,232           473,623
 * Medical Solutions P.L.C.                                            126,658            16,342
 * Medisys P.L.C.                                                      586,814            82,701
   Meggitt P.L.C.                                                      514,738         2,513,664
 * Melrose Resouces P.L.C.                                             109,660           568,138
   Menzies (John) P.L.C.                                               103,775           906,595
   Merchant Retail Group P.L.C.                                        185,666           554,298
   Merrydown P.L.C.                                                     59,927           144,885
   Mersey Docks & Harbour Co. P.L.C.                                   117,087         1,998,898
   Metal Bulletin P.L.C.                                                95,500           412,159
   Metalrax Group P.L.C.                                               358,740           531,873
   MFI Furniture Group P.L.C.                                           60,855           134,827
   Mice Group P.L.C.                                                   139,909           136,132
   Michael Page International P.L.C.                                   608,273         1,960,127
 * Microgen P.L.C.                                                     165,574           173,910
   Millennium and Copthorne Hotels
     P.L.C.                                                             80,633           556,444
   Minerva P.L.C.                                                      266,135         1,475,228
   Mitie Group P.L.C.                                                  589,515         1,664,945
   Molins P.L.C.                                                        68,000           198,426
 * Monsoon P.L.C.                                                       71,000           303,582
 * Morgan Crucible Company P.L.C.                                      435,211         1,378,320
   Morgan Sindall P.L.C.                                                78,265           700,713
   Morse P.L.C.                                                        277,169           528,750
   Moss Brothers Group P.L.C.                                          163,400           330,099
   Mothercare P.L.C.                                                   100,783           560,145
   Mouchel Parkman P.L.C.                                              152,923           696,941
   Mowlem (John) & Co. P.L.C.                                          341,969         1,222,580
   MS International P.L.C.                                              71,500           102,516
   MSB International P.L.C.                                             16,000            25,105
   Mtl Instruments Group P.L.C.                                         24,678           120,568
   Mucklow (A & J) Group P.L.C.                                        175,000         1,132,721
 * Music Choice Europe P.L.C.                                           33,796            11,133
 * My Travel Group P.L.C.                                              628,934            62,308
   National Express Group P.L.C.                                        25,000           360,225
 * Ncipher P.L.C.                                                       42,512           177,561
   Nestor Healthcare Group P.L.C.                                      180,200           465,261
 * Netstore P.L.C.                                                     143,737            90,764
 * New Avesco P.L.C.                                                    29,998            42,434
   Newcastle United P.L.C.                                             198,896           144,472
 * Next Fifteen Communtications
     P.L.C.                                                             25,000            27,458
   NHP P.L.C.                                                          311,286         1,529,367
   Nichols P.L.C.                                                       66,550           217,223
   Nord Anglia Education P.L.C.                                         63,924   $       287,005
   Northamber P.L.C.                                                    75,888           136,356
   Northern Foods P.L.C.                                               527,042         1,694,889
   Northern Recruitment Group P.L.C.                                    22,158            76,228
 * Northgate Information Solutions P.L.C.                              933,445         1,215,860
   Northgate P.L.C.                                                    118,200         1,766,043
   Novar P.L.C.                                                        646,454         2,005,610
 * NSB Retail P.L.C.                                                   636,455           343,990
 * NXT P.L.C.                                                          125,976           120,232
   Ocean Wilsons Holdings, Ltd.                                         84,250           394,832
 * Orbis P.L.C.                                                         11,428             1,090
 * Osmetech P.L.C.                                                     669,354            39,321
   Ottakar's P.L.C.                                                     34,693           221,410
   Owen (H.R.) P.L.C.                                                   46,993           181,932
 * Oxford Biomedica, Ltd.                                              523,967           167,730
   Oxford Instruments P.L.C.                                            63,163           233,940
 * Pace Micro Technology P.L.C.                                        428,871           450,882
   Paladin Resources P.L.C.                                            626,476         2,131,292
   Paragon Group of Companies P.L.C.                                   153,200         1,031,055
   Parity Group P.L.C.                                                 381,072            72,823
   Park Group P.L.C.                                                   291,600           167,419
   Partridge Fine Arts P.L.C.                                           58,000            64,303
   Pendragon P.L.C.                                                    239,375         1,215,664
   Penna Consulting P.L.C.                                              33,000            83,912
 * Pharmagene P.L.C.                                                   160,000           123,983
   Photo-Me International P.L.C.                                       850,594         1,503,385
   PHS Group P.L.C.                                                    729,053           969,168
 * Phytopharm P.L.C.                                                    56,696           206,268
 * Pillar Property P.L.C.                                              171,938         2,316,807
   Pittards P.L.C.                                                      60,985            28,594
 * Planestation Group P.L.C.                                            76,551            63,637
   Planit Holdings P.L.C.                                              235,000           114,616
 * Plantation & General P.L.C.                                          70,623            24,974
 * Plasmon P.L.C.                                                      100,000           357,323
   Portmeirion Group P.L.C.                                             22,856            79,733
   Porvair P.L.C.                                                       62,000           122,969
   Premier Farnell P.L.C.                                               18,000            70,300
 * Premier Oil P.L.C.                                                  141,425         1,513,039
 * Pressac P.L.C.                                                       78,129             7,611
   Primary Health Properties P.L.C.                                     23,784           123,497
 * Primback Units                                                      135,600                 0
 * Probus Estates P.L.C.                                                83,333             1,314
 * Protherics P.L.C.                                                   557,510           575,553
 * Provalis P.L.C.                                                     586,513            95,700
   PSD Group P.L.C.                                                     43,500           216,005
   Psion P.L.C.                                                        683,616           717,293
   PZ Cuzzons P.L.C.                                                    40,541           988,791
 * QA P.L.C.                                                           158,950             8,746
 * Quantica P.L.C.                                                      76,321            76,676
   Quintain Estates & Development
     P.L.C.                                                            158,650         1,434,515
 * QXL Ricardo P.L.C.                                                      130             1,677
   RAC P.L.C.                                                          142,900         1,665,865
   Radamec Group P.L.C.                                                 35,000            18,448
   Radstone Technology P.L.C.                                           40,384           233,415
   Ransom (William) & Son P.L.C.                                        30,000            29,535
   Redrow P.L.C.                                                       238,311         1,549,066
 * Redstone P.L.C.                                                     257,485            38,867
   Reed Health Group P.L.C.                                            155,333           185,146
   Reg Vardy P.L.C.                                                    112,005           958,341
   Regent Inns P.L.C.                                                  162,667           156,893

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Regus Group P.L.C.                                                1,049,446   $     1,748,769
   Reliance Security Group P.L.C.                                       66,349           590,351
   Renishaw P.L.C.                                                     188,734         2,184,251
   Renold P.L.C.                                                       144,000           203,833
 * Retail Decisions P.L.C.                                             381,092           179,661
   Ricardo P.L.C.                                                      114,409           479,619
   Richmond Foods P.L.C.                                                40,237           436,011
 * Richmond Oil & Gas P.L.C.                                           220,000                 0
   RM P.L.C.                                                           153,319           460,648
 * RMS Communications P.L.C.                                            15,000                 0
   Robert Walters P.L.C.                                               124,017           245,035
   Robert Wiseman Dairies P.L.C.                                       199,037           894,942
   ROK property solutions P.L.C.                                        58,166           457,732
   Rotork P.L.C.                                                       185,440         1,546,991
   Roxboro Group P.L.C.                                                 55,682           394,942
 * Royal Doulton P.L.C.                                                585,904           123,213
   Royalblue Group P.L.C.                                               47,200           406,254
   RPC Group P.L.C.                                                    123,353           497,344
   RPS Group P.L.C.                                                    309,949           889,361
   Rugby Estates P.L.C.                                                 15,328            82,732
   Rutland Trust P.L.C.                                                174,255           123,243
   S & U P.L.C.                                                         21,140           221,634
 * Safeland P.L.C.                                                      25,000            27,261
   Salvesen (Christian) P.L.C.                                         396,216           452,630
   Sanctuary Group P.L.C.                                              489,749           432,855
   Savills P.L.C.                                                      104,000           829,405
   Scapa Group P.L.C.                                                  163,581            87,820
 * Scipher P.L.C.                                                       34,563               743
   Scottish Radio Holdings P.L.C.                                       75,876         1,338,976
   SCS Upholstery P.L.C.                                                47,547           327,964
 * SDL P.L.C.                                                           95,883           220,868
 * Seashell Group P.L.C.                                                 1,441             3,305
   Secure Trust Group P.L.C.                                            27,118           159,214
   Senior P.L.C.                                                       433,410           315,081
   Serco Group P.L.C.                                                  235,235         1,003,336
 * Servicepower Technologies P.L.C.                                    150,000            93,222
   Severfield-Rowan P.L.C.                                              26,211           238,244
 * SFI Group P.L.C.                                                     26,713            15,829
   Shaftesbury P.L.C.                                                  189,732         1,102,476
   Shanks & McEwan Group P.L.C.                                        330,006           832,723
   Shiloh P.L.C.                                                        14,500            35,058
   SHL Group P.L.C.                                                     73,174           153,852
 * ShopRite Group P.L.C.                                               204,780            47,951
   Shore Capital Group P.L.C.                                          344,465           237,462
   SIG P.L.C.                                                          231,332         2,312,092
 * Simon Group P.L.C.                                                  348,089           286,669
   Sinclair (William) Holdings P.L.C.                                   53,000            56,660
   Singer & Friedlander Group P.L.C.                                   248,303         1,331,083
   Sirdar P.L.C.                                                        41,600            25,741
 * Skyepharma P.L.C.                                                 1,025,478         1,312,647
   Smart (J.) & Co. (Contractors) P.L.C.                                22,500           251,601
 * Smart Approach Group P.L.C.                                          12,599             3,856
   SMG P.L.C.                                                          574,831         1,169,453
   Smith (David S.) Holdings P.L.C.                                    768,516         2,187,879
   Smith (James) Estates P.L.C.                                         17,524           136,501
   Smith (WH) P.L.C.                                                   216,982         1,236,388
 * Soco International P.L.C.                                           132,328           752,445
   Somerfield P.L.C.                                                   722,361         2,107,753
   Sondex P.L.C.                                                        89,293           348,360
   South Staffordshire Group P.L.C.                                     21,600           461,397
   Southampton Leisure Holdings P.L.C.                                  19,615            14,042
   Spectris P.L.C.                                                     242,231   $     1,874,163
   Speedy Hire P.L.C.                                                   80,739           744,263
   Spirax-Sarco Engineering P.L.C.                                     122,800         1,444,064
 * Spirent P.L.C.                                                    1,610,055         2,192,960
 * Sportech P.L.C.                                                     846,974           149,713
   Spring Group P.L.C.                                                 406,488           750,092
   SSL International P.L.C.                                            284,176         1,534,081
   St. Ives P.L.C.                                                     154,964         1,147,086
   St. Modwen Properties P.L.C.                                        228,607         1,341,218
   Stanelco P.L.C.                                                   1,201,354           134,687
   Stanley (Charles) Group P.L.C.                                       86,800           424,750
   Stanley Leisure P.L.C.                                              235,641         2,011,568
 * Sterling Publishing Group P.L.C.                                     75,298            19,431
   Stylo P.L.C.                                                         64,096            74,737
 * Superscape P.L.C.                                                   189,476           191,757
 * Surfcontrol P.L.C.                                                   56,124           593,986
   Swallowfield P.L.C.                                                  15,000            25,037
   Sygen International P.L.C.                                          492,975           387,050
   T&F Informa Group P.L.C.                                            355,029         2,583,316
   T. Clarke P.L.C.                                                     18,714           214,266
 * Tadpole Technology P.L.C.                                           427,207            85,825
 * Tandem Group P.L.C.                                                 327,365                 0
   Tarsus Group P.L.C.                                                  86,934           199,142
   Taylor Nelson AGB P.L.C.                                            109,000           478,996
   TBI P.L.C.                                                        1,238,853         2,175,033
   Ted Baker P.L.C.                                                     82,767           731,413
   Teesland P.L.C.                                                      69,925           106,261
 * Telecity P.L.C.                                                     549,148           144,057
   Telecom Plus P.L.C.                                                  89,103           440,742
 * Telecommunications Group P.L.C.                                      45,958               659
   Telemetrix P.L.C.                                                   177,320           437,146
 * Telspec P.L.C.                                                       25,000             5,968
 * Terence Chapman Group P.L.C.                                         62,500               379
   Tex Holdings P.L.C.                                                  14,000            34,462
   The Big Food Group P.L.C.                                           595,901         1,054,322
 * The Innovation Group P.L.C.                                         940,000           688,036
   The Malcolm Group P.L.C.                                            109,377           203,976
   The Peacock Group P.L.C.                                            172,468           922,323
 * The Television Corp. P.L.C.                                          81,937           151,318
 * The Wireless Group P.L.C.                                           189,923           281,328
 * Theratase P.L.C.                                                     46,347            34,553
   Thorntons P.L.C.                                                    158,000           463,644
   Thorpe (F.W.) P.L.C.                                                 24,000           152,577
 * Thus Group P.L.C.                                                 2,022,919           551,895
   Tinsley (Eliza) Group P.L.C.                                         19,844             9,680
 * Toad Group P.L.C.                                                    85,507            17,229
   Topps Tiles P.L.C.                                                  348,450         1,519,141
   Tops Estates P.L.C.                                                 116,033           760,342
 * Torotrak P.L.C.                                                     167,633           238,071
 * Tottenham Hotspur P.L.C.                                            150,000            78,255
   Town Centre Securities (New) P.L.C.                                 142,137           887,952
   Trace Computers P.L.C.                                               33,552            51,620
 * Trafficmaster P.L.C.                                                198,201           289,554
   Transport Development Group P.L.C.                                  133,173           575,685
   Treatt P.L.C.                                                         9,957            35,782
   Trifast P.L.C.                                                      135,388           203,238
   Trio Holdings P.L.C.                                                111,411            48,386
   TT Electronics P.L.C.                                               254,463           935,507
 * TTP Communications P.L.C.                                           325,621           364,785
   Tullow Oil P.L.C.                                                   500,218         1,402,232
   U.K. Coal P.L.C.                                                    205,912           522,890

                                                                        SHARES            VALUE+
                                                                        ------            ------
   UCM Group P.L.C.                                                     41,980   $        56,307
   Ulster Television, Ltd.                                             115,602           986,808
   Ultra Electronics Holdings P.L.C.                                   100,269         1,280,801
   Ultraframe P.L.C.                                                   162,456           263,869
   Umeco P.L.C.                                                         51,019           402,112
   Uniq P.L.C.                                                         186,872           745,219
   Unite Group P.L.C.                                                  156,391           751,684
   Universal Salvage P.L.C.                                             36,111            52,805
 * Vanco P.L.C.                                                        145,748           765,347
   Vega Group P.L.C.                                                    32,300           106,913
 * Venture Production P.L.C.                                           197,404           901,756
 * Vernalis P.L.C.                                                     244,324           403,510
   Victoria P.L.C.                                                      12,000            52,282
   Victrex P.L.C.                                                      136,254           901,966
   Vislink P.L.C.                                                      103,960            41,778
   Vitec Group P.L.C.                                                   62,856           372,796
 * Volex Group P.L.C.                                                   58,801           107,391
   VP P.L.C.                                                           108,111           325,417
   VT Group P.L.C.                                                     257,959         1,460,252
   Wagon P.L.C.                                                         74,388           233,315
 * Walker Greenbank P.L.C.                                              53,105             9,136
   Warner Estate Holdings P.L.C.                                        95,471           896,265
 * Waterdorm P.L.C.                                                    105,000                 0
   Waterman P.L.C.                                                      74,473           133,292
   Watermark Group P.L.C.                                               68,660           198,545
   Weir Group P.L.C.                                                   356,454         2,024,411
   Wellington Holdings P.L.C.                                           32,446            97,580
   Wembley P.L.C.                                                       36,926           480,659
   Westbury P.L.C.                                                     202,522         1,481,884
 * Weston Medical Group P.L.C.                                          50,200             2,399
   Wetherspoon (J.D.) P.L.C.                                           282,231         1,230,702
   Whatman P.L.C.                                                      241,935         1,179,246
   White Young Green P.L.C.                                             74,666           406,810
   Whitehead Mann Group P.L.C.                                          95,000           287,055
   Whittard of Chelsea P.L.C.                                           37,487           135,109
   Wilmington Group P.L.C.                                             143,376           375,693
 * Wilshaw P.L.C.                                                      198,409            33,185
   Wilson Bowden P.L.C.                                                  7,000           133,186
   Wincanton P.L.C.                                                    163,303           870,149
   Windsor P.L.C.                                                      101,510            90,761
   Wolverhampton & Dudley Breweries
     P.L.C.                                                            125,925         2,202,565
   Wood Group (John) P.L.C.                                            881,804         2,443,289
   Woolworths Group P.L.C.                                           2,617,775         2,227,011
   Workplace Systems International
     P.L.C.                                                            238,739            74,240
   WSP Group P.L.C.                                                     94,842           418,774
   Wyevale Garden Centres P.L.C.                                        78,824           559,382
   Wyndeham Press Group P.L.C.                                          73,066           179,540
 * XAAR P.L.C.                                                         108,722           267,704
   XANSA P.L.C.                                                        575,870         1,018,183
 * Xenova Group P.L.C.                                                 607,931            72,352
   XKO Group P.L.C.                                                     30,304            40,506
   XP Power P.L.C.                                                      26,903           225,639
 * Yorkshire Group P.L.C.                                               82,504             9,068
   Young & Co's Brewery P.L.C.                                          10,000           185,921
   Young & Co's Brewery P.L.C. Class A                                   5,234   $       131,216
   Yule Catto & Co. P.L.C.                                             278,083         1,559,934
   Zotefoams P.L.C.                                                     62,000            79,996
                                                                                 ---------------
 TOTAL COMMON STOCKS
    (Cost $274,387,702)                                                              371,382,332
                                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.9%)
 * British Pound Sterling
     (Cost $3,631,644)                                                                 3,641,345
                                                                                 ---------------

 RIGHTS/WARRANTS -- (0.0%)
 * Letter of Entitlements - Audemars
     Piguet                                                             90,242                 0
 * Planestation Group P.L.C. Warrants
     01/13/11                                                          229,653             2,724
 * SFI Holdings Litigation Certificate                                  26,713                 0
 * Xenova Group P.L.C. Contingent
     Rights 08/14/11                                                    94,500                 0
 * Xenova Group P.L.C. Warrants
     12/31/08                                                           56,991             2,315
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $4,780)                                                                          5,039
                                                                                 ---------------
 TOTAL -- UNITED KINGDOM
    (Cost $278,024,126)                                                              375,028,716
                                                                                 ---------------
 UNITED STATES -- (0.1%)
 COMMON STOCKS -- (0.1%)
 * Bookham, Inc.
     (Cost $500,697)                                                    57,292           307,085
                                                                                 ---------------
 EMU -- (0.0%)
 INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $101)                                                                             127
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
 TEMPORARY CASH
   INVESTMENTS -- (1.7%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $6,458,000 FNMA
     Notes 2.95%, 11/14/07, valued at
     $6,467,061) to be repurchased at
     $6,378,333
     (Cost $6,378,000)                                         $         6,378         6,378,000
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $284,902,924)                                                           $   381,713,928
                                                                                 ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   FRANCE -- (12.5%)
   COMMON STOCKS -- (12.5%)
            Affine                                                                                 1,400   $          127,012
            Ales Groupe SA                                                                         6,648              114,679
            Altedia SA                                                                             2,800               51,136
        *   Alten SA                                                                              21,372              483,168
      * #   Altran Technologies SA                                                                82,633              857,783
            Apem SA                                                                                1,000               79,347
            April Group SA                                                                        31,201              724,059
            Ares (Groupe) SA                                                                       5,500               35,896
            Arkopharma                                                                            18,720              423,610
            Assystem Brime SA                                                                      7,580              151,159
            Aubay SA                                                                               5,774               30,186
            Audika SA                                                                              1,900              174,175
        *   Baccarat SA                                                                            1,090              126,707
            Bacou-Dalloz                                                                           6,287              484,287
        #   Bains de Mer et du Cercle des Etrangers a Monaco                                       4,615            2,433,224
            Banque Tarneaud SA                                                                     1,000              174,614
        #   Beneteau SA                                                                           13,527            1,072,045
        *   Bigben Interactive                                                                     2,100                8,108
            Boiron SA                                                                             16,659              504,084
            Boizel Chanoine Champagne SA                                                             600               37,987
        #   Bonduelle SA                                                                           6,723              606,701
            Bongrain SA                                                                           13,083              887,920
            Bricorama SA                                                                           3,379              211,944
            Brioche Pasquier SA                                                                    2,888              206,764
            Buffalo Grill SA                                                                       1,028               18,850
        *   Bull SA                                                                              379,800              237,573
            Burelle SA                                                                             4,030              478,349
        *   Business Objects SA                                                                   16,500              385,205
        *   BVRP SA                                                                                2,900               55,079
            Camaieu SA                                                                             4,988              465,368
        *   Carbone Lorraine                                                                      40,631            1,975,195
            Cegedim SA                                                                             6,902              526,110
            CEGID SA                                                                              18,000              587,040
        *   Cesar SA                                                                              16,955               20,292
            CFF Recycling SA                                                                      84,608            2,225,250
            Cie Financiere Pour La Location D'Immeubles Industriels & Commerciaux Sa               6,400              363,242
            Clarins SA                                                                             8,798              487,472
      * #   Club Mediterranee SA                                                                  15,665              719,525

            Consortium International de Diffusion et de Representation Sante                         600                6,594
            Crometal SA                                                                            1,100               70,027
        *   CS Communication et Systemes                                                           4,983              196,084
        *   Cybergun                                                                               1,058               21,933
        *   Damartex SA                                                                           22,900              728,108

        *   Dane-Elec Memory SA                                                                   11,400               51,830
            Delachaux SA                                                                           1,300              171,307
            Deveaux SA                                                                             1,040              107,787
            Didot-Bottin                                                                           1,620              193,990
        *   DMC (Dollfus Mieg et Cie)                                                              9,630               56,084
        *   Dynaction SA                                                                          10,660              232,632
            Electricite de Strasbourg                                                             23,784            3,327,592
            Elior                                                                                104,108            1,063,766
            Esso SA                                                                                3,200              475,319
            Etam Developpement SA                                                                  7,300              154,651
        *   Eurafrance                                                                            12,668              987,991
        *   Euraltech SA                                                                          11,700               21,500
      * #   Euro Disney SCA                                                                      797,643              287,105
            Evialis SA                                                                             1,200               47,908
            Exel Industries SA                                                                     1,800              122,994
        *   Explosifs et de Produits Chimiques                                                       524              197,094
            Faurecia SA                                                                            6,500              486,138
        #   Fimalac SA                                                                           111,143            5,037,658
            Fininfo SA                                                                             9,760              290,909
            Fleury Michon SA                                                                       3,100              148,810
            Francois Freres (Tonnellerie) SA                                                       3,150               86,219
        *   Gantois Series A                                                                         647                9,115
            Gascogne SA                                                                            6,472              579,628
            Gaumont                                                                               14,607            1,060,047
        *   GCI (Groupe Chatellier Industrie SA)                                                   7,258                  965
        *   Generale de Geophysique SA                                                            20,770            1,315,273
            Generale de Sante                                                                     32,259              637,283
            Generale Location SA                                                                   9,000              233,743
        *   Geodis SA                                                                              4,379              456,689
            Gevelot                                                                                3,584              250,314
            GFI Informatique SA                                                                   26,700              158,416
            Gifi                                                                                   4,678              217,100
        *   Ginger (Groupe Ingenierie Europe)                                                      2,600               51,256
            Grands Moulins de Strasbourg                                                             110               65,861
            Groupe Bourbon SA                                                                     19,038              915,112
            Groupe Crit                                                                            6,900              168,816
        *   Groupe Flo SA                                                                         11,900               80,085
        *   Groupe Focal SA                                                                        1,400                8,745
            Groupe Go Sport SA                                                                     2,207              152,875
            Groupe Guillin SA                                                                      1,200               82,802
            Groupe Open SA                                                                         6,000               68,182
            Groupe Steria                                                                         14,365              539,118
            Guerbet SA                                                                             1,700              153,790
            Guyenne et Gascogne SA                                                                26,000            2,871,779
            Havas SA                                                                              62,300              344,269
        *   Hotels et Casinos de Deauville                                                         2,055            1,231,323
            Hyparlo SA                                                                             5,514              312,305
            IDSUD                                                                                    614               20,458
        *   Iliad SA                                                                               8,500              251,572
        *   IMS International Metal Service SA                                                    12,630              127,572
            Industrielle et Financiere d'Entreprise SA                                               300               66,150
      * #   Infogrames Entertainment SA                                                           83,638              139,063
            Ingenico SA                                                                           61,820            1,010,755
            Ioltech SA                                                                               500               54,371

            Ipsos SA                                                                               5,776              582,014
            Kaufman et Broad SA                                                                    7,722              398,245
            Lafuma SA                                                                                810               59,088
            Laurent-Perrier                                                                        3,100              129,319
            Lectra Systemes SA                                                                    23,092              158,185
            Lisi SA                                                                                7,827              406,237
            Manitou SA                                                                            44,368            1,422,008
            Manutan International SA                                                               4,700              231,606
        #   Marionnaud Parfumeries Retails Perfumes                                               11,209              331,281
        *   Matussiere et Forest SA                                                               13,600               52,418
        *   Metaleurop SA                                                                         35,449               25,441
            MGI Coutier SA                                                                         1,400               64,980
            Montupet SA                                                                           32,450              908,243
            Mr. Bricolage SA                                                                       6,600              149,138
            Neopost SA                                                                             7,200              518,749
            Nexans                                                                                15,136              583,055
            Norbert Dentressangle                                                                  8,372              455,465
            Nord Est SA                                                                           21,507            1,246,469
      * #   Oberthur Card Systems SA                                                              53,640              374,390
        *   Oeneo                                                                                 31,265               42,323
        *   Otor SA                                                                               13,700               67,356
            Parcours SA                                                                            5,300               35,490
        *   Paris Orleans et Cie SA                                                                2,832              647,137
            Passat SA                                                                              2,400               48,014
        *   Penauille Polyservices SA                                                             10,200              109,781
            Petit Forestier SA                                                                     3,043              123,913
        #   Pierre & Vacances                                                                      6,635              706,897
            Pinguely-Haulotte SA                                                                  25,000              185,364
            Plastic Omnium SA                                                                     15,423              823,385
            Plastivaloire SA                                                                       1,700               49,745
            Prosodie SA                                                                            4,500              116,332
            Provimi SA                                                                            13,972              294,071
            PSB Industries SA                                                                      1,240              212,572
        *   Radiall SA                                                                             1,340              110,514
            Remy Cointreau SA                                                                      8,774              324,763
            Robertet SA                                                                            1,076              144,221
        #   Rodriguez Group SA                                                                     9,687              492,332
            Rougier SA                                                                             2,040              160,135
        *   S.T. Dupont SA                                                                         3,800               25,325
            Sabeton                                                                               13,500              200,334
            Samse SA                                                                               4,400              665,477
            Sasa Industries SA                                                                     1,000               29,054
        *   Saveurs de France-Brossard                                                               900               31,403
      * #   Scor SA                                                                              524,279              974,499
            SDR de Bretagne SA                                                                     1,314               46,464
            SEB SA Prime Fidelite 2002                                                             3,300              333,655
            Sechilienne-Sidec                                                                      2,200              568,962
            Securidev SA                                                                           1,500               24,533
            Selectibail                                                                           29,286            1,141,306
            Signaux Girod SA                                                                         600               41,958

            SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)               15,009            1,358,500
            Skis Rossignol SA                                                                     41,668              755,322
            Smoby SA                                                                                 500               53,255

            Societe du Louvre SA                                                                  14,513            1,621,782
            Societe Industrielle D'Aviations Latecoere SA                                          3,700              159,053
            Societe Pour L'Informatique Industrielle SA                                            1,800               80,592
            Solving International SA                                                               2,160               11,201
            Somfy Interational SA                                                                 22,900            4,835,130
            Sopra SA                                                                               7,618              437,718
        #   SR Teleperformance                                                                    90,928            2,283,048
            Stallergenes SA                                                                        1,949              160,961
            Ste Virbac SA                                                                          7,637              253,774
            Stef-Tfe SA                                                                            2,032              215,257
            Sucriere de Pithiviers-le-Vieil                                                        1,825            1,379,849
        *   Sylis SA                                                                               4,700               34,412
            Synergie SA                                                                            8,000              227,231
            Taittinger SA                                                                         12,700            3,574,538
        *   Teisseire France SA                                                                      700               68,840
            Tessi SA                                                                               1,700               84,206
            Touax (Touage Investissement SA)                                                      10,378              274,343
            Toupargel-Agrigel SA                                                                   6,200              214,041
            Trigano SA                                                                             7,953              570,503
      * #   Ubi Soft Entertainment SA                                                             10,800              230,902
            Unilog SA                                                                              9,747              630,323
        #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                    31,700            4,383,017
        *   Valtech, La Defense                                                                   68,224               89,824
            Viel et Compagnie                                                                     44,339              215,002
            Vilmorin et Cie SA                                                                     2,349              457,848
            VM Materiaux SA                                                                          600               62,073
            Vranken Monopole                                                                       2,800              133,623
            Zodiac SA                                                                             14,964              617,256
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $47,280,511)                                                                                            89,105,077
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          24,800               27,687
        *   Ales Groupe SA Warrants 03/23/09                                                         316                1,575
        *   Carbone Lorraine Rights 10/06/04                                                           8                   19
        *   Ginger (Groupe Ingenierie Europe) Warrants 09/30/05                                    2,600                  173
        *   Groupe Open SA Warrants 10/21/06                                                       1,000                  487
        *   Oeneo Warrants 08/26/06                                                               14,365                  764
        *   Prosodie SA Warrants 10/28/06                                                            900                  449
        *   Ubi Soft Entertainment SA Warrants 05/14/06                                            4,100                1,089
        *   Valtech, La Defense Warrants 07/29/05                                                 20,000                  807
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $20,863)                                                                                                    33,050
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $47,301,374)                                                                                            89,138,127
                                                                                                           ------------------

   GERMANY -- (11.5%)
   COMMON STOCKS -- (11.5%)
            A.S. Creation Tapeton AG                                                               2,900               88,216

            Aareal Bank AG                                                                        46,391            1,418,237
        *   Acg AG Fuer Chipkarten und Informationssysteme                                        16,940               23,178
            Ackermann-Goeggingen AG                                                                8,100              157,250
            AC-Service AG                                                                          4,300               28,875
        *   Adva AG Optical Networking                                                            39,883              264,788
        *   Agrob AG                                                                               5,800               64,763
      * #   Aixtron AG                                                                            74,124              331,688
        *   Amadeus Fire AG                                                                        4,900               25,372
            Andreae-Noris Zahn AG, Anzag                                                          27,200            1,165,433
        *   Articon Integralis AG                                                                  7,900               23,012
            Atoss Software AG                                                                      3,700               50,035
        *   Augusta Technologie AG                                                                11,750                7,800
            Ava Allgemeine Handelsgesellschaft der Verbraucher AG                                 35,814            2,023,757
            AWD Holding AG                                                                        52,932            1,988,042
        *   Baader Wertpapier Handelsbank AG                                                      19,026              132,122
        #   Balda AG                                                                              40,277              460,379
        *   Basler AG                                                                              3,200               63,767
        #   Beate Uhse AG                                                                         56,241              814,421
        #   Bechtle AG                                                                            25,498              534,592
        *   Berliner Elektro Holding AG                                                           17,611              178,427
            Bertrandt AG                                                                           9,850              159,888
        #   Beru AG                                                                               14,051            1,283,506
            Beta Systems Software AG                                                               2,850               46,535
            Bien-Haus AG                                                                           2,400               30,272
            Bilfinger & Berger Bau AG                                                             44,787            1,677,853
        *   Biolitec AG                                                                            8,000               44,168
        *   Biotest AG                                                                             3,804               60,949
        *   BKN International AG                                                                  17,600              139,241
        *   BMP AG                                                                                10,600               29,896
            Boewe Systec AG                                                                        7,866              414,951
        *   Borussia Dortmund GMBH & Co. KGAA                                                     21,650               72,599
            Bremer Energiekonto AG                                                                14,700               22,108
        *   CBB Holding AG                                                                       102,602                8,182
      * #   Ce Consumer Electrnic AG                                                              21,600               33,600
        *   Ceag AG                                                                               20,670              230,868
        *   Cenit AG Systemhaus                                                                    3,500               67,699
        *   Centrotec Hochleistungskunststoffe AG                                                  7,500              192,072
            Cewe Color Holding AG                                                                  7,073              165,034
            Comdirect Bank AG                                                                    120,666            1,170,685
        *   Computec Media AG                                                                      4,650               38,961
            Computerlinks AG                                                                       5,700               97,090
        *   Condomi AG                                                                             1,800                3,415
        *   CTS Eventim AG                                                                        14,800              295,957
            Curanum AG                                                                            21,500               55,128
        *   D. Logistics AG                                                                       37,750               67,822
      * #   DAB Bank AG                                                                           70,271              499,756
        *   Data Modul AG                                                                          3,194               48,383
        *   DEAG Deutsche Entertainment AG                                                        10,500               21,341
            Deutsche Euroshop AG                                                                  18,927              927,683
        *   Deutsche Steinzeug Cremer & Breuer AG                                                 87,200               90,536
      * #   Deutz AG                                                                              96,790              391,089
        *   Dierig Holding AG                                                                     10,500              175,145
            Dis Deutscher Industrie Service AG                                                    18,524              642,726
        *   Dom-Braugerei AG                                                                         900               25,312

            Douglas Holding AG                                                                    43,825            1,450,046
        *   Dr. Scheller Cosmetics AG                                                              4,000               19,628
        *   Drillisch AG                                                                          28,287              132,387
        *   Duerr Beteiligungs AG                                                                 17,593              349,862
            DVB Bank AG                                                                            7,124              967,410
        *   Eckert and Ziegler Strahlen - und Medizintechnik AG                                    3,000               33,278
        *   Elexis AG                                                                              8,600               76,974
            Elmos Semiconductor AG                                                                23,218              395,877
            ElreingKlinger AG                                                                      3,000              224,173
      * #   Em.TV AG                                                                              18,773               72,106
        *   Emprise Management Consulting AG                                                       8,950               19,535
        *   Epcos AG                                                                              55,500              881,305
            Erlus Baustoffwerke AG                                                                   297              141,231
        *   Escada AG                                                                             20,520              437,119
        *   Euwax AG                                                                                 536               19,262
        *   Evotec Biosystems AG                                                                  42,707              153,859
            Feilmann AG                                                                           29,181            2,016,941
        #   FJA AG                                                                                 9,889               65,656
            Fortec Elektronik AG                                                                   1,400               51,071
        *   Freenet.De AG                                                                         50,400            1,088,857
            Fuchs Petrolub AG Oel & Chemie                                                         6,693              668,086
            GFK AG                                                                                45,483            1,656,509
        *   Gft Technologies AG                                                                   22,600               51,999
        *   GPC Biotech AG                                                                        23,900              375,512
        #   Grenkeleasing AG                                                                      15,958              678,297
            Gwag Bayerische Wohnungs- Aktiengesellschaft AG                                        3,383              173,276
            Hamborner AG                                                                          21,000              627,738
            Hawesko Holdings AG                                                                    4,300              144,004
        *   Herlitz AG                                                                             6,962               26,404
            Hochtief AG                                                                           34,000            1,009,771
        *   Hoeft & Wessel AG                                                                      6,100               24,320
            Hucke AG                                                                               8,300               34,417
            Hugo Boss AG                                                                          25,100              719,360
            Hutschenreuther AG                                                                     2,800               35,400
        *   I-D Media AG                                                                           9,700               15,956
        *   IFA Hotel & Touristik AG                                                               7,000               65,886
        *   IM International Media AG                                                             19,800               16,081
      * #   Innovation in Traffic Systems AG                                                      12,300               55,676
            Interseroh AG                                                                         11,845              266,867
      * #   Intershop Deutschland AG                                                               7,955                7,718
        *   Intertainment AG                                                                       8,500               22,933
        *   Isra Vision Systems AG                                                                 3,650               61,169
            IVG Immobilien AG                                                                    143,237            2,179,536
            Iwka AG                                                                               26,613              648,382
        *   Jenoptik AG                                                                           67,265              719,330
            K & S Aktiengesellschaft AG                                                          129,500            6,596,434
            Kampa-Haus AG                                                                         10,375               84,577
            Keramag Keramische Werke AG                                                           13,000              818,692
      * #   Kloeckner-Werke AG                                                                    53,211              855,835
        *   Kontron AG                                                                            53,965              512,721
            Krones AG                                                                             10,180            1,042,394
            KSB AG                                                                                 2,387              418,646
            KWS Kleinwanzlebener Saatzucht AG                                                      1,650            1,328,738
        *   Leica Camera AG                                                                        4,400               25,249

            Leifheit AG                                                                           12,500              324,475
            Leoni AG                                                                              37,500            2,496,154
        *   Loewe AG                                                                               7,100               58,963
            LPKF Laser & Electronics AG                                                            9,000               35,949
            Masterflex AG                                                                          4,400              158,450
        *   Maternus-Kliniken AG, Bad Oyenhausen                                                     165                  109
        *   Maxdata AG                                                                            32,897              123,059
        *   Mediclin AG                                                                           30,850               74,210
      * #   Medigene AG                                                                            8,600               87,332
        *   Mensch und Maschine Software AG                                                       10,700               38,957
      * #   Morphosys AG                                                                           4,800              221,880
        *   Mosaic Software AG                                                                     5,200                6,655
            Muehlabauer Holdings AG & Co. KGAA                                                     7,423              274,453
        *   MVS Miete Vertrieb Service AG                                                         13,050               31,044
            MVV Energie AG                                                                        58,291            1,151,032
        *   MWG Biotech AG                                                                        30,700               21,682
        *   Nemetschek AG                                                                          7,400               66,949
        *   Neschen AG                                                                             5,800               21,596
        *   Norddeutsche Affinerie AG                                                             37,449              614,942
            Norddeutsche Steingutfabrik AG                                                         5,960               50,383
        *   November AG                                                                            5,400               40,504
        *   Ohb Teledata                                                                          12,650              111,644
        *   Pandatel AG                                                                            5,700                8,710
        *   Paragon AG                                                                            11,282              223,789
        *   Parsytec AG                                                                           11,900               44,345
            PC-Ware Information Technologies AG                                                    5,100               51,510
        *   Personal & Informatik AG                                                               5,900               61,904
            Pfeiffer Vacuum Technology AG                                                          8,250              367,915
        *   Pfleiderer AG                                                                         51,351              550,238
        *   Plambeck Neue Energien AG                                                             19,350               20,817
        *   Plasmaselect AG                                                                        4,290               22,833
        *   Plenum AG                                                                              9,300               20,617
        *   Primacom AG                                                                           15,200               24,552
        *   Produkte und Syteme der Informationstechnologie AG                                    10,300               44,540
            Progress-Werk Oberkirch AG                                                             5,000              205,379
        *   PVATepla AG                                                                           15,550               37,117
      * #   Qs Communications AG                                                                 124,164              618,103
            Rational AG                                                                           15,083            1,364,009
        *   Realtech AG                                                                            3,650               25,704
            Renk AG                                                                               19,400              683,894
            REpower Systems AG                                                                     5,000               94,685
            Rheinmetall Berlin AG                                                                 45,000            2,304,151
            Rhoen Klinikum AG                                                                     24,107            1,334,374
        *   Rinol AG                                                                               5,900               11,348
        *   Rohwedder AG                                                                           4,860               28,572
        *   Ruecker AG                                                                             7,800               25,398
        *   S.A.G. Solarstrom AG                                                                   4,319               29,332
            Salzgitter AG                                                                         85,948            1,737,674
            Sartorius AG                                                                          11,252              224,300
            Schlott Sebaldus AG                                                                    7,440              198,753
            Schwarz Pharma AG                                                                     30,101            1,249,192
            Sektkellerei Schloss Wachenheim AG                                                    15,120              184,419
        *   Senator Entertainment AG                                                                 980                1,967
      * #   SGL Carbon AG                                                                         57,758              759,240

      * #   Singulus Technologies AG                                                              36,100              638,157
            Sinner AG, Karlsruhe                                                                   4,160               60,896
            Sixt AG                                                                               19,433              352,695
        *   Sm Wirtschaftsberatungs AG                                                             3,350               26,130
        *   Software AG                                                                           34,296            1,048,876
            Stada Arzneimittel AG                                                                 50,186            1,321,970
            Stahl (R.) AG                                                                          6,300               95,203
      * #   Steag Hamtech AG                                                                      35,473               69,772
        *   Stoehr & Co. AG                                                                       16,000               72,500
        *   Strabag AG                                                                             4,840              301,942
            Stratec Biomedical Systems AG                                                          3,200               72,059
            Stuttgarter Hofbraeu AG                                                               18,000              575,114
            Sued-Chemie AG                                                                        29,146            1,067,674
      * #   Suess Microtec AG                                                                     17,785              142,778
            Syskoplan AG                                                                           3,300               22,379
        *   Syzygy AG                                                                             18,000              105,912
            Takkt AG                                                                              87,707              858,908
        *   Techem AG                                                                             29,076              971,402
            Technotrans AG                                                                         6,450              121,968
        *   Telegate AG                                                                           20,500              369,478
        *   Teles AG Informationstechnologien                                                     26,657              247,143
        *   Textilgruppe Hof AG                                                                   12,170              112,212
        *   TFG Venture Capital AG & Co. KGAA                                                      8,800               24,241
        *   Tomorrow Focus AG                                                                     42,650              125,675
        *   TTL Information Technology AG                                                          6,400               25,998
        *   TV Loonland AG                                                                         7,000               18,258
            United Internet AG                                                                    79,458            2,080,469
        *   Utimaco Safeware AG                                                                   12,200               60,865
        *   Value Management & Research AG                                                         7,650               22,571
        *   VBH (Vereinigter Baubeschlag-Handel) AG                                                9,415               46,915
        *   Vereinigte Deutsche Nickel-Werke AG                                                   12,150                8,065
        *   Vivacon AG                                                                             3,032               25,732
            Vossloh AG                                                                            21,469              970,693
            Wanderer-Werke AG                                                                      7,903              253,047
        *   WaveLight Laser Technologies AG                                                        1,159               19,532
        *   WCM Beteiligungs AG                                                                  346,726              603,815
            Westag and Getalit AG, Rheda-Wiedenbrueck                                              7,000               77,740
            Wuerttembergische Lebensversicherung AG                                               11,330              230,874
            Wuerttembergische Metallwarenfabrik AG                                                30,330              540,638
            Wuerzburger Hofbraeu AG                                                                  133               73,357
            Zapf Creation AG                                                                       7,500              158,255
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $58,435,826)                                                                                            82,230,805
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BMP AG Rights 12/06/04                                                                10,600                    0
        *   D. Logistics AG Rights 12/06/04                                                       37,750                    0
        *   Intershop Holding AG, Zurich Rights 12/14/04                                           7,955                    0
        *   Medigene AG Rights 11/09/04                                                            8,600                    0
        *   MWG Biotech AG Rights 12/09/04                                                        30,700                    0
        *   November AG Rights 12/07/04                                                            5,400                    0
        *   Paragon AG Rights 12/03/04                                                            11,282                    0

   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------

   TOTAL -- GERMANY
     (Cost $58,435,826)                                                                                            82,230,805
                                                                                                           ------------------

   SWITZERLAND -- (9.9%)
   COMMON STOCKS -- (9.8%)
        *   4M Technologies Holding SA                                                             3,751               19,829
        *   A. Hiestad Holding AG                                                                    561              440,593
        *   Actelion, Ltd.                                                                         4,400              405,668
            AFG Arbonia-Forster Holding AG                                                         2,610              355,051
        *   Agie Charmilles Holding AG                                                             3,402              232,839
            Allreal Holding AG                                                                     5,733              539,396
            Also Holding AG                                                                          268               76,468
        *   Amazys Holding AG                                                                      2,152              106,085
        *   Ascom Holding AG                                                                      32,674              498,918
            Bachem AG                                                                              6,984              395,067
            Baloise-Holding                                                                        7,415              311,706
            Bank Coop AG                                                                          29,405            1,311,454
            Bank Sarasin & Cie Series B, Basel                                                       502              835,214
        *   Banque Cantonale de Geneve                                                             1,344              216,313
            Banque Cantonale du Jura                                                                 450              101,855
            Banque Cantonale Vaudoise                                                                600               92,619
            Banque Privee Edmond de Rothschild SA, Geneve                                            120            1,472,010
            Barry Callebaut AG                                                                     3,526              866,473
            Basellandschaftliche Kantonalbank                                                        600              459,423
            Basler Kantonalbank                                                                    5,250              415,936
            Batigroup Holding AG                                                                   9,987              120,441
            Belimo Holdings                                                                          593              345,669
        *   Berna Biotech                                                                         33,198              285,121
            Berner Kantonalbank                                                                    4,815              684,299
            BHB Beteiligungs und Finanzgesellschaft                                                  150                5,788
            Bobst Group SA                                                                        18,200              718,899
            Bossard Holding AG                                                                     6,350              365,558
            Bucher Industries AG, Niederweningen                                                   3,355              717,077
            BVZ (Brig Visp Zermatt) Holding AG                                                       370               81,334
        #   Caisse d'Epargne Cantonale Vaudoise, Lausanne                                            697              681,761
            Calida Holding AG                                                                        396              102,229
        *   Card Guard AG                                                                          5,402               21,786
            Carlo Gavazzi Holding AG                                                                 910               68,889
            Charles Voegele Holding AG                                                             3,960              176,721
            Cie Financiere Tradition                                                               5,202              478,781
            Conzzeta Holdings AG                                                                   1,415            1,425,684
        *   COS Computer Systems AG                                                                2,430               70,028
        *   Crossair AG, Basel                                                                    13,517              100,668
            Daetwyler Holding AG, Atldorf                                                            348              775,487
            Edipresse SA, Lausanne                                                                   694              359,300
            EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                            3,761            3,269,055
            Eichhof Holding AG                                                                       188              178,546
            Ems-Chemie Holding AG                                                                  3,663              324,788
            Energie Electrique du Simplon SA                                                         350               74,489
            Energiedienst Holding AG                                                               8,265            2,858,844

            Escor Casino & Entertainment AG                                                          744               20,884
        *   Feintol International Holding AG                                                         254               49,962
        *   Fischer (Georg) AG, Schaffhausen                                                       3,073              793,343
        *   Flughafen Zuerich AG                                                                   3,965              452,273
        *   Forbo Holding AG, Eglisau                                                              1,100              307,418
            Fuchs Petrolub AG Oel & Chemie Non-Voting                                              6,003              602,199
            Galenica Holding, Ltd. AG, Bern                                                        6,922            1,262,283
        *   Generale d'Affichage                                                                   1,772              279,337
            Generali (Switzerland) Holdings, Adliswil                                              1,670              323,992
        *   Getaz Romang Holding SA                                                                  125               21,933
        *   Golay-Buchel Holding SA, Lausanne                                                         40               27,484
            Gornergrat Monte Rasa-Bahnen Zermatt                                                      70               55,326
            Gurit-Heberlein AG                                                                     1,125              898,356
        #   Helvetia Patria Holding                                                                4,331              603,650
            Industrieholding Cham AG, Cham                                                           864              197,373
        *   Interroll-Holding SA                                                                     320               42,077
            Jelmoli Holding AG                                                                     1,521            2,099,679
        #   Jelmoli Holding AG, Zuerich (Namen)                                                    2,835              775,170
            Kaba Holding AG                                                                        2,970              826,023
            Kardex Ag, Zuerich                                                                     8,245              233,511
        *   Komax Holding AG                                                                       4,975              426,847
        *   Kudelski SA                                                                           22,850              858,072
            Kuoni Reisen Holding AG                                                                3,130            1,328,346
        *   Leica Geosystems Holdings AG                                                           3,216              949,370
        *   Lem Holdings AG, Lyss                                                                    371               89,386
        *   Logitech International SA                                                             22,086            1,300,814
            Luzerner Kantonalbank AG                                                               5,601            1,026,917
        *   Maag Holding AG, Zuerich                                                                 922              138,272
        *   Micronas Semi                                                                         24,941            1,075,763
        *   Mikron Holding AG, Biel                                                               10,454              139,843
        *   Mobilezone Holding AG                                                                 13,349               47,304
        *   Moevenpick-Holding, Zuerich                                                            1,320              389,546
            Nobel Biocare Holding AG                                                              23,200            4,166,724
            Orell Fussli Graphische Betriebe Ag, Zuerich                                           2,400              280,212
            Oz Holding AG                                                                          4,400              244,688
        *   Parco Industriale e Immobiliare SA                                                       600                1,846
            Phoenix Mecano AG, Stein am Rhein                                                      2,749              763,551
            Phonak Holding AG                                                                     48,668            1,535,747
            PSP Swiss Property AG                                                                 47,132            2,013,291
            Publicitas Holding SA, Lausanne                                                        1,937              565,193
            Rieters Holdings AG                                                                    5,207            1,513,291
            SAIA-Burgess Electronics AG                                                              693              417,546
            Sarna Kunststoff Holding AG                                                            1,760              167,919
        *   Saurer AG                                                                             17,705            1,055,431
        *   Schaffner Holding AG                                                                     888              140,286
        *   Schweiter Technology AG                                                                1,103              208,217
            Schweizerhall Holding AG, Basel                                                          140              218,774
            Schweizerische National Versicherungs Gesellschaft                                       917              474,301
        *   SEZ Holding AG                                                                         2,982               71,907
            SIA Abrasives Holding AG                                                                 878              172,818
            Siegfried Holding AG                                                                   8,560            1,058,814
            Sig Holding AG                                                                         6,922            1,560,034
        *   Sihl                                                                                     150                  395
        *   Sika Finanz AG, Baar                                                                   2,303            1,360,460

            Sopracenerina                                                                          2,409              486,579
        #   St. Galler Kantonalbank                                                                3,636              891,921
            Sulzer AG, Winterthur                                                                  1,637              621,822
        *   Swiss Prime Site AG                                                                    3,460              858,703
        *   Swissfirst AG                                                                            207               19,971
        *   Swisslog Holding AG                                                                   17,025               14,172
        *   Swissquote Group Holding SA                                                              270               22,053
        *   Tamedia AG                                                                             5,300              478,384
        #   Tecan Group AG                                                                         5,859              159,801
        *   Temenos Group AG                                                                      35,359              290,073
        *   UMS Schweizerische Metallwerke Holding AG, Bern                                        2,560               25,816
            Unaxis Holding AG                                                                      2,013              212,689
            Unilabs SA                                                                             6,102              180,517
        *   Valiant Holding AG                                                                    17,966            1,630,558
            Valora Holding AG                                                                      3,485              844,637
            Vaudoise Assurances Holding, Lausanne                                                     45               79,207
            Villars Holding SA, Fribourg                                                             150               38,818
        *   Von Roll Holding AG, Gerlafingen                                                      46,048               44,003
            Vontobel Holdings AG                                                                  58,345            1,356,586
            Walliser Kantonalbank                                                                    351              104,840
        *   Wmh Walter Meier Holding Ag, Zuerich                                                   1,000               53,521
            Zehnder Holding AG                                                                       512              623,935
            Zschokke Holding SA, Geneve                                                              431              213,711
        *   Zueblin Holding AG                                                                    25,262              201,744
            Zuger Kantonalbank                                                                       590            1,501,879
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $42,935,999)                                                                                            70,034,297
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.1%)
            Fuchs Petrolub AG Oel & Chemie                                                         6,003              580,677
                                                                                                           ------------------
   (Cost $266,229)

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                4,331               48,338
                                                                                                           ------------------
   (Cost $0)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Swiss Francs                                                                                                8,678
                                                                                                           ------------------
   (Cost $7,914)
   TOTAL -- SWITZERLAND
     (Cost $43,210,142)                                                                                            70,671,990
                                                                                                           ------------------

   ITALY -- (7.8%)
   COMMON STOCKS -- (7.8%)
            Acea SpA                                                                             163,000            1,664,643
            Acegas SpA                                                                            31,875              314,932
        *   Actelios SpA                                                                          25,801              208,610
        *   Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                              4,291               19,974
            Aem Torino SpA                                                                       450,627            1,122,396
            Aeroporto de Firenze SpA                                                               6,000               76,679
        *   Alitalia Linee Aeree Italiane SpA Series A                                         3,706,002            1,271,617

            Amplifon SpA                                                                          18,242              840,572
            Azienda Mediterranea Gas e Acqua SpA                                                 360,014              697,642
        #   Banca Ifis SpA                                                                        19,351              235,970
            Banca Intermobiliare di Investimenti e Gestoni SpA                                   132,998              963,369
        #   Banca Popolare Dell'etruria e Del Lazio Scrl                                          23,918              573,112
            Banca Profilo SpA                                                                    114,243              266,334
            Banco di Desio e della Brianza SpA                                                   109,105              672,384
        #   Banco Piccolo Valellinese Scarl SpA                                                   56,071              678,216
        *   Beghelli SpA                                                                         142,000              107,715
            Beni Stabili SpA, Roma                                                             1,309,500            1,289,545
            Biesse SpA                                                                            17,100               58,785
            Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma                             9,675              250,034
            Bremba SpA                                                                            74,782              543,516
            Buzzi Unicem SpA                                                                      94,100            1,319,171
            Caltagirone Editore SpA                                                              132,868            1,129,525
        #   Caltagirone SpA                                                                      178,399            1,343,666
            CAMFIN (Cam Finanziaria)                                                              36,527              103,162
            Carraro SpA                                                                           34,400              158,649
            Cementir Cementerie del Tirreno SpA                                                  249,704            1,242,882
        *   Centrale del Latte di Torino & Co. SpA                                                 4,182               23,465
            CIR SpA (Cie Industriale Riunite), Torino                                            591,100            1,482,384
        *   Cirio Finanziaria SpA                                                                175,000               40,469
            Class Editore SpA                                                                     83,868              192,279
      * #   CMI SpA                                                                               90,302              377,195
        *   Coats Cucirini SpA                                                                    30,000               43,658
        *   Compagnia Immobiliare Azionaria                                                       44,000                8,070
            Credito Artigiano SpA                                                                114,446              483,653
        #   Cremonini SpA                                                                        135,428              316,883
        *   CSP International Industria Calze SpA                                                 10,000               17,229
            Danieli & C.Officine Meccaniche SpA                                                   66,500              399,333
            Davide Campari - Milano SpA                                                           27,599            1,671,921
            De Longhi SpA                                                                        139,386              593,914
      * #   Ducati Motor Holding SpA                                                             129,900              160,111
            Emak SpA                                                                              27,000              133,324
            Erg SpA                                                                              173,330            1,929,190
            Ergo Previdenza SpA                                                                   95,165              520,985
            Esprinet SpA                                                                           3,700              183,832
        *   Finarte Casa d'Aste SpA (Milano)                                                      56,266               67,464
        *   Finarte Partecipazioni Pro Arte SpA                                                  242,693               24,353
      * #   Finmatica SpA                                                                         35,900              108,737
            Gabetti Holding SpA                                                                   55,000              159,475
            Gefran SpA                                                                            11,000               63,680
        #   Gemina SpA                                                                           331,283              391,350
            Gewiss SpA                                                                           221,700            1,217,089
        *   Giovanni Crespi SpA                                                                   49,200               54,770
            Grandi Navi Veloci SpA                                                                53,833              181,345
        #   Granitifiandre SpA                                                                    33,237              273,193
        *   Gruppo Ceramiche Ricchetti SpA                                                        41,000               78,032
            I Grandi Viaggi SpA                                                                   28,100               40,255
      * #   Immobiliare Lombardia SpA                                                            425,000               99,955
        #   Immsi SpA                                                                            287,000              561,228
        #   Impregilo SpA                                                                        592,300              324,324
            Industria Macchine Automatique SpA                                                    33,671              498,330
        *   Industria Romagnola Conduttori Elettrici SpA                                          17,500               63,516

            Industrie Zignago S. Margherita SpA                                                   52,000            1,052,598
            Interpump Group SpA                                                                   75,402              393,789
        *   ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                                         34,500              267,291
            Italmobiliare SpA, Milano                                                             20,975            1,214,946
        *   Juventus Footbal Club SpA                                                             98,000              197,034
            La Doria SpA                                                                          22,000               62,983
        *   Lavorwash SpA                                                                         10,000               23,134
            Linificio and Canapificio Nazionale SpA                                               22,000               83,998
            Maffei SpA                                                                            52,500              109,607
            Manifattura Lane Gaetano Marzotto & Figli SpA                                        138,000            2,458,770
        *   Marcolin SpA                                                                          35,100               58,187
            Mariella Burani Fashion Group SpA                                                     26,077              278,432
            Meliorbanca SpA                                                                       90,667              379,533
            Merloni Elettrodomestici SpA                                                         155,000            2,600,000
            Milano Assicurazioni SpA                                                             266,700            1,343,898
            Mirato SpA                                                                            12,000              102,507
        *   Monrif SpA                                                                           150,000              168,172
        *   Montefibre SpA                                                                       143,130               51,614
            Navigazione Montanari SpA                                                            110,917              343,174
        *   Necchi SpA                                                                           164,250               15,499
        *   Negri Bossi SpA                                                                       13,700               41,907
        *   NGP SpA                                                                               17,891                8,322
            Olidata SpA                                                                           20,000               22,344
        *   Opengate Group SpA                                                                     4,000               10,154
        *   Pagnossin SpA                                                                          9,000                6,806
            Permasteelisa SpA                                                                     24,470              406,522
            Pininfarina SpA                                                                       31,285              927,115
            Pirelli & C.Real Estate SpA                                                            9,600              458,033
            Poligrafici Editoriale SpA                                                           132,000              279,695
        *   Premafin Finanziaria SpA Holding di Partecipazioni, Roma                             342,051              526,834
            Premuda SpA                                                                          109,728              200,133
        *   Ratti SpA                                                                             31,768               18,992
            Recordati Industria Chimica e Farmaceutica SpA                                        58,644            1,324,871
      * #   Reno de Medici SpA, Milano                                                           332,210              347,299
        *   Richard-Ginori 1735 SpA                                                              140,800               99,957
            Risanamento Napoli SpA                                                               255,850              616,779
            Sabaf SpA                                                                              9,200              225,323
        #   SAES Getters SpA                                                                      14,750              322,432
        *   Schiapparelli 1824 SpA, Milano                                                       831,000               47,496
        *   Sirti SpA                                                                             29,967               73,121
            SISA (Societa Imballaggi Speciali Asti SpA)                                           65,000              186,343
      * #   SNIA SpA                                                                             227,590               76,981
            Societe Cattolica di Assicurazoni Scarl SpA                                           27,170            1,196,246
            Sogefi SpA                                                                           182,500              772,069
            Sol SpA                                                                               81,830              411,669
        *   SOPAF (Societa Partecipazioni Finanziarie SpA)                                        85,000               15,764
        *   Sorin SpA                                                                            341,385            1,023,348
        *   STA Metallurgica Italiana SpA                                                        282,640              177,891
            Stefanel SpA                                                                          54,400              128,807
            Targetti Sankey SpA                                                                   14,500               84,833
        *   Tecnodiffusione Italia SpA                                                             3,332                8,857
            Terme Demaniali di Acqui SpA                                                         532,000              424,723
            Tod's Group SpA                                                                       30,476            1,384,971
            Trevi-Finanziaria Industriale SpA                                                     52,400               82,126

        *   Vemer Siber Group SpA                                                                 46,000               38,836
        *   Viaggi del Ventaglio SpA                                                              58,384               78,995
            Vianini Industria SpA                                                                 52,520              175,755
            Vianini Lavori SpA                                                                   180,752            1,341,022
            Vittoria Assicurazioni SpA                                                            51,500              435,728
            Zucchi (Vincenzo) SpA                                                                144,350              723,442
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $36,266,091)                                                                                            55,875,798
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Immsi SpA Rights 12/20/04                                                            287,000               30,515
        *   Tecnodiffusione Italia SpA Warrants 11/15/04                                           1,332                  141
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         30,656
                                                                                                           ------------------

   TOTAL -- ITALY
     (Cost $36,266,091)                                                                                            55,906,454
                                                                                                           ------------------

   SWEDEN -- (7.3%)
   COMMON STOCKS -- (7.3%)
      * #   Active Biotech AB                                                                     38,640              209,994
            Addtech AB Series B                                                                   22,300              172,786
            Alfa Laval AB                                                                         18,600              292,064
        *   Alfaskop AB                                                                            3,200                  380
            Angpannefoereningen AB Series B                                                       10,800              225,219
        *   Anoto Group AB                                                                       134,833              203,001
            Axfood AB                                                                             73,400            2,336,155
      * #   Axis AB                                                                               76,994              212,799
        *   B & N Bylock & Nordsjoefrakt AB Series B                                              41,800              130,349
        *   Ballingslov International AB                                                           2,800               37,283
            Beiger Electronics AB                                                                 11,700              124,664
            Beijer AB Series B                                                                    11,700              208,979
            Beijer Alma AB Series B                                                               10,400              181,199
            Bergman & Beving AB Series B                                                          36,200              382,361
            Biacore International AB                                                              11,150              223,292
            Bilia AB Series A                                                                    116,725            1,859,130
            Billerud AB                                                                           58,700              982,918
        *   Boliden AB                                                                           197,400              762,261
        *   Bong Ljungdahl AB                                                                      9,000               46,960
        *   Boras Waefveri AB Series B                                                             8,600               31,794
        *   Boss Media AB                                                                         63,200              230,507
        *   Capio AB                                                                              78,700              877,752
            Capona AB                                                                             25,400              362,769
            Carbo AB                                                                              37,100            1,020,954
            Castellum AB                                                                          43,600            1,514,584
            Cloetta AB Series B                                                                   22,250              691,991
            Concordia Maritime AB Series B                                                        37,300              183,219
        *   Consilium AB Series B                                                                  5,246               23,758
            D. Carnegie & Co. AB                                                                  74,000              852,252
            Digital Illusions AB Series A                                                          7,800               70,699
        *   Doro Telefoni AB Series A                                                              2,000                2,973

        *   Duroc AB Series B                                                                      2,700                6,053
        *   Elekta AB                                                                             28,600              782,316
        *   Enea Data AB Series B                                                                440,000              281,920
            Eniro AB                                                                             154,000            1,510,294
        *   Expanda AB                                                                             6,547               39,051
            Fagerhult AB                                                                          14,100              201,829
        *   Finnveden AB                                                                          57,000              636,315
      * #   Framtidsfabriken AB                                                                  966,000               73,365
        *   Frontec AB Series B                                                                   50,800               49,078
            Getinge AB                                                                           176,604            2,192,889
            Geveko AB Series B                                                                     8,300              211,396
        *   Glocalnet AB                                                                         187,500               71,800
            Gorthon Lines AB Series B                                                             41,800              130,552
            Gunnebo AB                                                                            50,000              628,051
            Haldex AB                                                                             39,000              638,272
            Heba Fastighets AB Series B                                                           13,500              229,920
            Hexagon AB Series B                                                                    3,572              150,552
            Hiq International AB                                                                  41,889              116,653
            HL Display AB Series B                                                                 6,000              111,874
            Hoganas AB Series B                                                                   38,200              989,084
        *   IBS AB Series B                                                                       83,200              144,342
        *   Industrial & Financial AB Series B Issue 2004                                         59,300               40,532
        *   Industrial & Financial Systems AB Series B                                            59,300               40,532
        *   Industrifoervaltnings AB Skandigen                                                    63,975              228,339
        *   Intentia International AB Series B                                                   149,420              292,165
        *   Intrum Justitia AB                                                                   115,700              775,115
        *   Invik and Co. AB Series B                                                            155,400            1,526,412
            Karlshamns AB                                                                         23,800              338,634
        *   Klippans Finpappersbruk AB                                                             5,800               14,237
            Klovern AB                                                                            53,276              146,730
            Kungsleden AB                                                                         17,600              685,801
            Lagercrantz Group AB Series B                                                         23,800               63,108
        *   LB Icon AB                                                                            14,530               66,840
        #   Lindex AB                                                                             16,100              543,017
            Ljungberg Gruppen AB Series B                                                          3,800               81,399
        *   Lundin Petroleum AB                                                                  322,400            2,184,460
        *   Mandator AB                                                                           20,520                3,756
            Meda AB Series A                                                                       9,725              328,370
        *   Medivir Series B                                                                      10,650              166,770
        *   Micronic Laser Systems AB                                                             42,600              400,382
        *   Modern Times Group AB Series B                                                        48,700            1,237,538
            Naerkes Elektriska AB Series B                                                         4,250               65,588
            NCC AB Series B                                                                      118,100            1,490,795
            Nefab AB Series B                                                                      5,100              130,599
        *   Net Insight AB Series B                                                              199,000               60,422
            New Wave Group AB                                                                     20,800              406,828
            Nibe Industrier AB                                                                    22,800              624,802
        *   Nobia AB                                                                              13,800              209,480
            Nolato AB Series B                                                                    42,840              360,515
            Observer AB                                                                          137,856              591,079
            OEM International AB Series B                                                          7,100              121,429
        *   OMHEX AB                                                                              78,100              986,544
            Orc Software AB                                                                       16,500              132,668
        *   Ortivus AB                                                                            11,507               42,379

        *   Partnertech AB                                                                         9,800              105,430
        #   PEAB AB Series B                                                                     105,200              971,177
        *   Pergo AB                                                                              43,300              165,796
            Poolia AB Series B                                                                    18,150               89,718
        *   Prevas AB Series B                                                                    16,000               46,435
      * #   Pricer AB Series B                                                                   431,500               85,049
        *   Proact It Group AB                                                                    15,000               49,461
        *   Proffice AB                                                                           72,800              168,785
            Profilgruppen AB                                                                       4,000               38,987
            Protect Data AB                                                                        6,500               66,638
        *   PyroSequencing AB                                                                     51,940               58,587
            Q-Med AB                                                                              34,000              875,753
        *   Readsoft AB Series B                                                                  17,800               38,964
        #   Rottneros Bruk AB                                                                    366,600              409,523
            Salus Ansvar AB Series B                                                              12,900               40,690
            Sardus AB                                                                             11,200              177,565
        *   Scribona AB Series A                                                                  40,100               77,915
        *   Scribona AB Series B                                                                  46,300               93,154
        *   Semcon AB                                                                             18,300               75,045
        *   Sigma AB Series B                                                                     25,800               25,367
            Skistar AB                                                                            21,000              412,062
            SSAB Swedish Steel Series A                                                           60,300            1,454,603
            SSAB Swedish Steel Series B                                                           17,100              405,107
            Sweco AB Series B                                                                     23,450              427,288
      * #   Switchcore AB                                                                        154,820               49,893
        *   Teleca AB Series B                                                                    69,200              363,727
        *   Telelogic AB                                                                         196,200              460,160
        *   Ticket Travel Group AB                                                                15,152               26,975
            Trelleborg AB Series B                                                                75,400            1,248,367
            TV 4 AB Series A                                                                      22,200              418,231
        *   Uniflex AB Series B                                                                    3,630               25,084
        *   VBG AB Series B                                                                          271                4,374
        #   Wallenstam Byggnads AB Series B                                                       16,700              668,283
        *   Wedins Norden AB Series B                                                            280,000               30,375
        *   Westergyllen AB Series B                                                               4,300               62,609
            Whilborg Fastigheter AB Class B                                                      164,145            3,261,797
            Wilh. Sonesson AB Series A                                                             4,160               15,919
            Wilh. Sonesson AB Series B                                                             4,160               14,837
            WM-Data AB Series B                                                                  437,600              996,043
            Xponcard Group AB                                                                      2,800               51,728
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $31,114,196)                                                                                            52,095,418
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Active Biotech AB Rights 12/06/04                                                     38,640                  230
        *   Duroc AB Rights 11/08/04                                                               2,700                    0
        *   Nanook Investment Special Rights                                                         250                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            230
                                                                                                           ------------------

   TOTAL -- SWEDEN
     (Cost $31,114,196)                                                                                            52,095,648
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   NETHERLANDS -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Aalberts Industries NV                                                                25,910            1,063,468
            Accell Group NV                                                                        5,260              279,951
        *   AFC Ajax NV                                                                           10,787              119,798
            Airspray NV                                                                            3,800               95,811
            AM NV                                                                                 75,747              688,757
            Arcadis NV                                                                            14,000              220,644
        *   ASM International NV                                                                  40,484              648,026
        *   Atag Group NV                                                                          4,630                1,784
            Athlon Groep NV                                                                       34,250              783,312
            Batenburg Beheer NV                                                                    3,000              120,999
        *   Begemann Groep NV                                                                     11,909               37,276
        *   Begemann Groep NV Series B                                                            13,451                4,473
            Beter Bed Holding NV                                                                   4,900               89,904
            Boskalis Westminster NV                                                               51,300            1,499,200
            Brunel International NV                                                               12,000              130,510
            Buhrmann NV                                                                          112,817            1,007,851
        *   Crucell NV                                                                            33,880              407,173
        #   Draka Holding NV                                                                      24,283              300,384
        *   Econosto NV                                                                           17,305               33,643
        #   Eriks Group NV                                                                         9,483              501,554
            Exact Holding NV                                                                      19,764              564,049
            Fornix Biosciences NV                                                                  2,665               49,043
      * #   Fox Kids Europe NV                                                                    66,840            1,217,849
            Gamma Holding NV                                                                      15,705              745,484
            Gemeenschappeljk Bezit Crown van Gelder NV                                            12,000              257,173
      * #   Getronics NV                                                                         554,907            1,172,086
            Grolsche NV                                                                           32,100              961,948
            Grontmij NV                                                                            2,053              108,890
      * #   Hagemeyer NV                                                                         493,757            1,004,690
        #   Heijmans NV                                                                           19,031              586,905
            ICT Automatisering NV                                                                  5,800               90,226
        #   Imtech NV                                                                             28,645              911,124
      * #   Ispat International NV                                                                84,322            3,534,696
            Kas Bank NV                                                                           42,888              847,054
        *   Kendrion NV                                                                           21,454               49,473
            Koninklijke Bam NV                                                                    25,037            1,070,918
            Koninklijke Frans Maas Groep NV                                                       12,349              509,068
            Koninklijke Nedlloyd NV                                                               33,528            1,701,290
            Koninklijke Ten Cate NV                                                               11,531              784,169
        #   Koninklijke Vopak NV                                                                  50,371            1,088,020
      * #   Laurus NV                                                                             92,985              551,327
            MacIntosh NV                                                                          15,590              484,765
        *   Maverix Capital NV                                                                     1,500               75,756
            Nederlandsche Apparatenfabriek                                                        14,000              511,407
            NH Hoteles                                                                            21,703              260,057
            Nutreco Holding NV                                                                    31,673              774,812
            NV Holdingsmij de Telegraaf                                                           42,524            1,012,196
            Oce NV                                                                                96,974            1,449,687
            Opg Groep NV Series A                                                                 12,903              702,454
      * #   Petroplus International NV                                                            22,363              228,907

        *   Pharming Group NV                                                                     67,601              188,709
            Pinkroccade NV                                                                        16,914              306,846
            Randstad Holdings NV                                                                  21,290              818,369
            Reesink NV                                                                             2,050              151,517
            Roto Smeets de Boer NV                                                                 2,640              119,294
            Rubber Cultuur Maatschappij Amsterdam NV                                              40,800              170,449
        *   Samas-Groep NV                                                                        24,184              163,659
        *   Semiconductor Industries NV                                                           21,900              119,407
        #   Sligro Food Group Beheer                                                              15,046              687,436
            Smit Internationale NV                                                                20,578              854,498
            Stern Groep NV                                                                         1,236               47,775
            Stork NV                                                                              34,021            1,091,265
        *   Textielgroep Twenthe NV                                                                1,000                3,323
        *   Tulip Computers NV                                                                    53,860               15,040
            Twentsche Kabel Holding NV                                                            18,244              697,129
            United Services Group NV                                                              18,374              415,023
            Univar NV                                                                             10,125              274,668
      * #   Van Der Mollen Holding NV                                                             57,660              346,827
            Vedior NV                                                                             21,796              365,984
      * #   Versatel Telecom International NV                                                    376,079              999,570
        *   Wegener Arcade NV .                                                                   70,830              849,632
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $21,941,138)                                                                                            40,026,461
                                                                                                           ------------------

   FINLAND -- (5.5%)
   COMMON STOCKS -- (5.5%)
            Alandsbanken AB Series B                                                               4,890              123,480
        *   Aldata Solutions Oyj                                                                  64,735               93,905
            Alma Media Oyj                                                                        34,388              420,459
        *   Amanda Capital Oyj                                                                   180,700               45,728
            Amer-Yhtymae Oyj Series A                                                             25,370            1,345,755
            Aspo P.L.C.                                                                            8,200              176,419
        #   Aspocomp Group P.L.C.                                                                 12,738              180,482
            Basware Oyj                                                                            7,050               80,234
        *   Benefon Oy                                                                             1,900                  380
        *   Biotie Therapies Oyj                                                                  39,754               55,020
            Capman Oyj Series B                                                                   12,485               37,169
            Chips Corp. Series B                                                                  17,750              534,411
        *   Componenta Oyj                                                                         5,400               38,659
        #   Comptel Oyj                                                                          149,541              380,110
            Efore Oy                                                                              12,920              120,688
            Elcoteq Network Corp.                                                                 21,260              511,801
            Elektrobit Group Oyj                                                                 663,597              495,511
        *   Elisa Communications Corp.                                                            74,525            1,237,543
        *   Eq Online Oyj                                                                         23,900               66,200
        *   Evox Rifa Group Oyj                                                                   51,210                6,797
            Finnair Oyj                                                                          118,150              808,760
            Finnlines Oyj                                                                         60,560            1,055,412
        #   Fiskars Oy AB Series A                                                                41,270              753,976
      * #   F-Secure Oyj                                                                         140,928              342,884
        #   HK Ruokatalo Oy Series A                                                              26,160              249,930

            Honkarakenne Oy Series B                                                               3,030               22,573
            Huhtamaki Van Leer Oyj                                                               125,650            1,838,464
            Ilkka-Yhtyma Oyj                                                                       7,560               85,072
        *   Incap Oyj                                                                             11,000               29,275
            J.W. Suominen Yhtyma Oy                                                               17,955              102,768
            Jaakko Poyry Group Oyj                                                                14,610              391,522
            KCI Konecranes International Oyj                                                      13,800              639,204
        *   Kemira GrowHow Oyj                                                                    25,160              183,913
            Kemira Oyj                                                                           118,400            1,638,806
        #   Kesko Oyj                                                                             32,060              745,591
            Laennen Tehtaat Oy                                                                     5,870               94,359
        #   Lassila & Tikanoja Oyj                                                                33,980              578,373
        *   Lassila & Tikanoja Oyj                                                                 6,796              115,675
        #   Lemminkainen Oy                                                                       16,600              394,466
            Leo Longlife Oy                                                                        2,920               34,918
            Martela Oy                                                                               530                9,439
            Metsaemarkka Oyj Series B                                                                700                7,085
            New Kyro Corp. Oyj                                                                    91,340              460,984
            Nokian Renkaat Oyj                                                                    12,180            1,751,041
            Nordic Aluminium Oy                                                                    1,900               25,798
        *   Okmetic Oyj                                                                           16,204               57,169
            Okobank Class A                                                                      101,080            1,405,268
            Olvi Oyj Series A                                                                      3,320               58,803
            Orion-Yhtyma Oyj Series A                                                             41,180              650,902
            Orion-Yhtyma Oyj Series B                                                             60,920              967,283
            Oy Stockmann AB Series B                                                              30,200              919,549
            Perlos P.L.C. Warrants 04/04/04                                                       72,311            1,225,523
            PK Cables Oyj                                                                         16,590              226,454
        *   Pmj Automec Oyj                                                                       23,910               22,290
            Pohjola Group P.L.C. Series D                                                        146,205            1,624,529
            Ponsse Oyj                                                                            12,600              250,161
        *   Proha Oyj                                                                             51,232               32,062
            Raisio Group P.L.C. Series V                                                         118,423              299,404
            Rakentajain Koneuvokrammo Oy                                                          10,260               96,147
            Ramirent Oyj                                                                          12,270              328,144
        #   Rapala VMC Oyj                                                                        36,040              273,212
            Rautaruukki Oyj Series K                                                             188,780            2,277,859
            Raute Oy Series A                                                                      2,390               27,415
            Rocla Oy                                                                               1,300               13,992
        *   Saunalahti Group Oyj                                                                 124,754              259,017
        #   Scanfil Oyj                                                                           63,879              411,959
            Sponda Oyj                                                                           109,111            1,023,285
            Stockmann Oyj AB                                                                      35,240            1,071,357
        *   Stonesoft Corp.                                                                       49,279               34,798
            Sysopen P.L.C.                                                                         7,720               34,011
            Talentum Oyj                                                                          18,300              150,963
        *   Tecnomen Holding Oyj                                                                  49,370               89,242
            Teleste Corp. Oyi                                                                     14,699              111,711
            Tulikivi Oyj                                                                           5,710               53,134
            Turkistuottajat Oy                                                                     2,590               29,515
            Uponor Oyj Series A                                                                   88,800            1,624,826
            Vacon Oyj                                                                             14,537              227,242
            Vaisala Oy Series A                                                                   19,050              501,864
            Viking Line AB                                                                        10,360              324,190

        #   Wartsila Corp. Oyj Series B                                                           66,460            2,306,907
            Yit-Yhtymae Oyj                                                                       67,708            1,506,257
            Yomi Oyj                                                                              15,450              142,373
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $21,865,536)                                                                                            38,969,856
                                                                                                           ------------------

   GREECE -- (5.3%)
   COMMON STOCKS -- (5.3%)
        *   A. Cambas Holding & Real Estate S.A.                                                  45,937              147,207
        *   Aegek S.A.                                                                            99,835               91,564
        *   Agrotiki Insurance S.A.                                                               34,455              128,777
            Aktor Technical Co. S.A.                                                             196,380              761,610
            Alco Hellas ABEE S.A.                                                                 38,730               71,520
        *   Alfa Alfa Energy S.A.                                                                  3,810               10,943
            Alfa-Beta Vassilopoulos S.A.                                                          15,172              252,142
            Alisida S.A.                                                                           2,160               10,231
        *   Allatini Industrial & Commercial Co.                                                  15,370               25,012
            Alte Technological Co. S.A.                                                           85,048               32,768
        *   Altec Information & Communication Systems S.A.                                        80,278               46,934
            Alumil Milonas S.A.                                                                   27,516               92,576
        *   Aluminum of Attica S.A.                                                              104,982               40,455
            Anek Lines S.A.                                                                       60,821               87,231
            Arcadia Metal Industry C. Rokas S.A.                                                  22,389              220,541
            AS Co. S.A.                                                                           25,370               35,716
        *   Aspis Bank S.A.                                                                       45,604              156,621
        *   Aspis Pronia General Insurance S.A.                                                   48,640               45,913
        *   Astir Palace Vouliagmenis S.A.                                                        58,560              429,572
        *   Athens Medical Center S.A.                                                           104,974              198,036
            Athens Water Supply & Sewage Co. S.A.                                                 53,245              367,140
            Atlantic Super Market S.A.                                                            13,640               24,526
            Attica Enterprises S.A. Holdings                                                     138,964              539,366
            Attica Publications S.A.                                                              16,674              101,891
            Atti-Kat S.A.                                                                         88,984               53,300
            Autohellas S.A.                                                                       44,980              185,566
            Babis Vovos S.A.                                                                      50,982              774,287
            Balafas Construction Holdings S.A.                                                    15,200                4,450
            Bank of Attica S.A.                                                                  115,721              657,908
            Bank of Greece                                                                         9,296            1,176,042
            Bank of Piraeus S.A.                                                                 163,829            2,573,981
            Benrubi S.A.                                                                          11,121              199,458
            Betanet S.A.                                                                          11,220               52,220
        *   Bitros Holdings S.A.                                                                  19,302               80,102
            Byte Computers S.A.                                                                   17,230               47,610
            Chipita S.A.                                                                          60,222              173,974
            Commercial Bank of Greece                                                              1,960               59,763
        *   Compucon Computer Applications S.A.                                                   11,260                9,884
            Computer Peripherals International S.A.                                                9,110               15,599
            Cyclon Hellas S.A                                                                     18,131               18,082
            Daios Plastics S.A.                                                                   16,350              125,687
            Delta Holdings S.A.                                                                   33,747              256,002
            Dionic S.A.                                                                           12,948               13,277

            Domiki Krittis S.A.                                                                   17,730               18,399
            Dynamic Life S.A.                                                                     16,440               33,883
            Edrasi Psalllidas Technical Co. S.A.                                                  31,108               35,569
            Egnatia Bank S.A.                                                                    117,107              412,602
            El. D. Mouzakis S.A.                                                                  31,653               31,995
            Elais Oleaginous Production S.A.                                                      16,707              387,801
        *   Elbisco Holding S.A.                                                                  56,000              429,207
            Elektrak S.A.                                                                         14,040               33,943
            Elektroniki of Athens S.A.                                                            21,560               82,864
            Elgeka S.A.                                                                           18,590               47,136
            Elmec Sport S.A.                                                                      64,256              152,481
            Elton S.A.                                                                            18,640               28,511
        *   Empedos SA                                                                            15,974                4,458
            Ethniki General Insurance Co. S.A.                                                   118,768              625,466
        *   Etma Rayon S.A.                                                                       11,242               17,310
        *   Euro Reliance General Insurance                                                       14,830               21,981
            Eurodrip S.A.                                                                         11,620               31,484
            Euromedica S.A.                                                                       33,300               67,134
        *   Europaiki Techniki                                                                    32,750               10,011
            Everest S.A.                                                                          30,730               87,882
            Evrofarma S.A.                                                                         9,500               22,056
            F.G. Europe SA Common Registered Shares                                                4,536               19,921
        *   Fanco S.A.                                                                            10,110                9,397
        *   Forthnet S.A.                                                                         17,510              119,112
        *   Fourlis S.A.                                                                          64,420              408,552
            Frigoglass S.A.                                                                       49,990              216,556
            G.Polyhronos S.A.                                                                     10,580               14,763
            Galaxidi Fish S.A.                                                                    12,940                9,477
            General Construction Co. S.A.                                                         34,649              271,762
            General Commercial & Industry                                                         24,060               25,023
        *   General Hellenic Bank                                                                 35,139              341,980
            Germanos S.A.                                                                         61,810            1,756,239
            Goody's S.A.                                                                          17,740              306,473
            Halkor S.A.                                                                          121,226              321,998
            Hatziioannou S.A.                                                                     44,200               74,026
            Hellas Can Packaging Manufacturers S.A.                                               27,902              289,021
        *   Hellenic Cables S.A.                                                                  26,908               36,793
            Hellenic Duty Free Shops S.A.                                                         80,020            1,406,449
            Hellenic Fabrics S.A.                                                                 17,110               42,161
            Hellenic Sugar Industry S.A.                                                          35,750              195,957
            Hellenic Technodomiki S.A.                                                           163,867              727,782
            Heracles General Cement Co.                                                           93,293            1,096,454
            Hermes Real Estate S.A.                                                               23,136              113,299
        *   Hippotour S.A.                                                                        12,155               15,605
            Hyatt Regency S.A.                                                                   130,260            1,439,981
            Iaso S.A.                                                                             49,300              281,461
            Iktinos Hellas S.A.                                                                    6,500               19,648
            Inform P. Lykos S.A.                                                                  20,610               79,516
            Informatics S.A.                                                                      18,890                7,275
        *   Intersat S.A.                                                                         19,392                9,021
            Intertech S.A.                                                                        12,236               40,990
            Intracom Constructions S.A.                                                           30,520               40,190
            Intracom S.A.                                                                        172,366              906,690
        *   Ionian Hotel Enterprises                                                              16,754              215,512

            Ipirotiki Software & Publications S.A.                                                14,380               33,073
        *   J Boutaris & Son Holding S.A.                                                         28,150               34,376
            J&P-Avax S.A.                                                                        100,626              571,941
            Kalpinis Simos Steel Service Center                                                   12,432               59,854
            Karelia Tobacco Co., Inc. S.A.                                                         2,160              172,235
            Kathimerini S.A.                                                                      21,240              165,917
            Katselis Sons S.A.                                                                    18,000               52,203
            Kego S.A.                                                                             21,670               33,707
            Kekrops S.A.                                                                           2,244               38,145
        *   Keramia-Allatini S.A. Industrielle Commerciale & Technique                            10,368                9,883
        *   Klonatex Group S.A. Bearer Shares                                                     20,351               28,655
            Kordellou Brothers S.A.                                                               12,300               28,330
        *   Lambrakis Press S.A.                                                                 107,586              509,488
        *   Lampsa Hotel Co.                                                                      19,051              139,190
        *   Lan-Net S.A.                                                                          19,045               27,078
        *   Lavipharm S.A.                                                                        39,294               65,180
            Lazarides Vineyards S.A.                                                              18,326               32,810
            Light Metals Industry                                                                 37,502              100,769
        *   Logic Dis S.A.                                                                        77,230               35,916
        *   Loulis Mills S.A.                                                                     15,382               38,755
        *   Mailis (M.J.) S.A.                                                                   101,594              470,613
        *   Maritime Company of Lesvos S.A.                                                       30,753               15,120
        *   Maxim Knitwear Factory C.M.                                                           16,360                8,730
            Medicon Hellas S.A.                                                                    2,860               17,515
            Mesochoritis Bros. Construction Co.                                                   23,700                9,764
            Metka S.A.                                                                            59,820              351,687
            Michaniki S.A.                                                                        98,065              237,152
            Minerva Knitwear                                                                       5,140               16,310
            Minoan Lines S.A.                                                                     77,309              192,210
            MLS Multimedia S.A.                                                                    8,300               18,528
            Mochlos S.A.                                                                         101,679               52,756
            Motor Oil (Hellas) Corinth Refineries S.A.                                           152,870            2,055,589
            Mytilineos Holdings S.A.                                                              47,000              357,260
        *   N. Levederis S.A.                                                                      8,355                8,236
            N.B.G. Real Estate Development Co.                                                   134,960              757,637
        *   Naoussa Spinning Mills S.A.                                                           21,832               27,833
            Naytemporiki S.A.                                                                     26,080               61,698
        *   Neochimiki Lv Lavrentiadis S.A.                                                       20,750              101,598
        *   Neorion-Syro's Shipyards S.A.                                                         27,210               35,029
            Nexans Hellas S.A.                                                                     3,003               11,291
            Nikas S.A.                                                                            25,287              141,805
            Notos Com.Holdings S.A.                                                               94,554              370,751
            Pantechniki S.A.                                                                      50,460               78,428
        *   Pegasus Publishing & Printing S.A.                                                    58,590              116,102
            Persefs S.A. Health Care                                                              23,592               25,437
            Petros Petropoulos S.A.                                                                7,360               53,809
        *   Petzetakis S.A.                                                                       22,560               67,967
        *   Pilias S.A.                                                                          103,584               24,758
            Pipeworks L. Girakian Profil S.A.                                                     11,730               23,895
            Piraeus Leasing                                                                        5,765               49,143
        *   Prodeftiki Technical Co.                                                              32,257               16,724
        *   Promota Hellas S.A.                                                                   26,580               16,290
            Rilken S.A.                                                                            1,982               17,113
        *   Sanyo Hellas S.A.                                                                     59,251               69,282

            Sarantis S.A.                                                                         43,940              264,084
            Sato S.A.                                                                             28,850               27,966
            Selected Textile Industry Assoc. S.A.                                                 44,649               35,041
            Sfakianakis S.A.                                                                      13,390               60,911
        *   Sheet Steel S.A.                                                                      25,850               10,696
        *   Shelman Hellenic-Swiss Wood S.A.                                                      38,042               48,608
            Silver and Baryte Ores Mining Co. S.A.                                                34,961              262,400
        *   Singular S.A.                                                                         54,600              169,888
            Spyroy Agricultural House S.A.                                                        22,258               24,588
        *   Stabilton S.A.                                                                        27,530                2,927
            Strintzis Shipping Lines S.A.                                                        131,240              148,407
            Technical Olympic S.A.                                                               180,370              987,825
        *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                      13,910                3,891
            Teletypos S.A. Mega Channel                                                           36,227              174,972
            Terna Tourist Technical & Maritime S.A.                                               63,180              541,931
            Themeliodomi S.A.                                                                     37,422               61,175
            Thrace Plastics Co. S.A.                                                              45,500               79,276
            Uncle Stathis S.A.                                                                    10,999               82,479
            Unisystems S.A.                                                                       41,820               87,796
            Vardas S.A.                                                                           13,780               44,497
        *   Varvaressos S.A. European Spinning Mills                                               7,200                8,320
        *   Veterin S.A.                                                                          18,984               66,279
            Viohalco S.A.                                                                        296,585            2,587,202
            Vioter S.A.                                                                           61,470               76,040
        *   Vis Container Manufacturing Co.                                                        4,259               13,251
        *   Zampa S.A.                                                                               830               12,450
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $34,259,881)                                                                                            37,775,206
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.0%)
            Egnatia Bank S.A.                                                                      3,196                9,807
                                                                                                           ------------------
   (Cost $8,592)
   TOTAL -- GREECE
     (Cost $34,268,473)                                                                                            37,785,013
                                                                                                           ------------------

   SPAIN -- (5.0%)
   COMMON STOCKS -- (5.0%)
            Abengoa SA                                                                            66,042              639,629
            Adolfo Dominguez SA                                                                    3,700               80,698
            Aldeasa SA                                                                            15,329              516,174
        *   Amper SA                                                                              56,800              311,566
        *   Avanzit SA                                                                            17,275               45,524
      * #   Azkoyen SA                                                                            52,500              464,363
            Banco de Andalucia                                                                     9,800              919,248
            Banco de Credito Balear SA                                                            35,424              933,399
            Banco de Valencia SA                                                                 191,814            5,136,773
            Banco Guipuzcoano SA                                                                  21,194              675,968
            Banco Pastor SA                                                                       34,300            1,119,684
        *   Baron de Ley SA                                                                        5,642              247,663
            CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                    7,500              599,733
            Campofrio Alimentacion SA                                                             92,800            1,461,714

            Cementos Portland SA                                                                  16,881              944,200
            Compania de Distribucion Integral Logista SA                                          29,600            1,374,099
            Cortefiel SA                                                                          57,093              810,853
        *   Dogi International Fabrics SA                                                          4,000               22,335
        *   Dogi International Fabrics SA                                                          2,000               11,167
        *   Duro Felguera SA                                                                      10,860               99,409
            Elecnor SA                                                                            18,300            1,017,119
        *   Ercros SA                                                                            100,518               48,141
        *   Espanola del Zinc SA                                                                  29,250               65,836
        *   Estacionamientos Urbanos SA                                                            4,200                    0
        #   Europistas Concesionaria Espanola SA                                                 174,940            1,176,816
            Faes Farma SA                                                                         36,107              636,016
            Funespana SA                                                                           4,500               50,039
            Grupo Empresarial Ence SA                                                             18,593              563,817
        *   Grupo Picking Pack SA                                                                145,775               95,036
            Hullas del Coto Cortes                                                                 8,666              115,175
            Iberpapel Gestion SA                                                                   6,700              134,507
            Inbesos SA                                                                             8,050               48,441
            Indo Internacional SA                                                                 33,600              281,617
            Indra Sistemas SA                                                                     75,200            1,181,436
            Inmobiliaria Colonial SA ICSA                                                         35,200            1,355,135
            Inmobiliaria del Sur SA                                                                  378               62,295
        *   Inmobiliaria del Sur SA Issue 2004                                                        37                6,230
            Inmobiliaria Urbis SA                                                                 80,282            1,104,320
            Lingotes Especiales SA                                                                22,080              138,228
        *   LSB (La Seda de Barcelona SA) Series B                                                32,010               81,040
        *   Mecalux SA                                                                             9,500               87,192
            Metrovacesa SA                                                                           744               35,442
            Miquel y Costas y Miquel SA                                                            4,891              309,638
            Natra SA                                                                              14,979               81,832
        *   Nicolas Correa SA                                                                     15,750               73,718
            Obrascon Huarte Lain SA                                                               65,366              534,057
            Pescanova SA                                                                          26,443              541,895
            Prosegur Cia de Seguridad SA                                                          45,049              823,545
            Recoletos Grupo de Comunicacion SA                                                    95,420              737,379
            Sol Melia SA                                                                         112,700            1,057,063
        #   SOS Cuetara SA                                                                        20,902              892,215
            Tavex Algodonera SA                                                                   31,944              127,481
        *   Tecnocom Telecomunicaciones y Energia SA                                               6,300               49,611
        #   Tele Pizza SA                                                                        163,225              321,461
            Transportes Azkar, SA                                                                 35,477              283,296
        #   Tubacex SA                                                                            73,130              176,224
            Tubos Reunidos SA                                                                     12,466              114,285
            Unipapel SA                                                                           41,935              995,207
        *   Unipapel SA Issue 04                                                                   2,329               55,289
        *   Uralita SA                                                                           338,493            1,597,993
            Vidrala SA, Alava                                                                     47,040              947,895
            Viscofan Industria Navarra de Envolturas Celulosicas SA                               97,492              925,749
                                                                                                           ------------------

   TOTAL -- SPAIN
     (Cost $15,762,077)                                                                                            35,343,910
                                                                                                           ------------------

   DENMARK -- (5.0%)
   COMMON STOCKS -- (5.0%)
            Aarhus Oliefabrik A.S. Aeries A                                                        4,950              502,558
        *   Alm. Brand A.S.                                                                       28,360              994,557
        #   Amagerbanken A.S.                                                                      2,734              401,617
            Ambu International A.S. Series B                                                       1,500               35,713
            Amtssparekassen Fyn A.S.                                                               2,243              419,709
            AS Dampskibsselsk Torm                                                                49,460            2,183,069
            Bang & Olufsen Holding A.S. Series B                                                  13,387              848,495
      * #   Bavarian Nordic A.S.                                                                   4,930              515,877
        *   Brodrene Hartmann A.S. Series B                                                        5,865              113,448
            Bryggerigruppen A.S.                                                                   8,515              546,814
            Christian Hansen Holding A.S. Series B                                                10,855            1,243,044
            Codan A.S.                                                                            43,400            2,222,991
            Dalhoff, Larsen & Hornemann A.S. Series B                                              1,370               94,428
            Danware A.S.                                                                           4,185               78,056
            DFDS A.S., Copenhagen                                                                 11,760              559,857
            DiskontoBanken A.S.                                                                      713              165,333
            DSV, De Sammensluttede Vognmaend A.S.                                                 22,630            1,467,948
            East Asiatic Co., Ltd.                                                                22,723            1,160,009
            Edb Gruppen A.S.                                                                       3,230               70,639
        *   Fimiston Resources & Technology Ltd.                                                     400                5,437
      * #   FLS Industries                                                                        73,180            1,177,535
            Fluegger A.S. Series B                                                                 2,913              239,810
            Foras Holding A.S. Series A                                                           13,292              172,663
            Forstaedernes Bank                                                                     4,322              356,789
        *   Genmab A.S.                                                                           28,629              490,099
        *   Glunz & Jensen A.S.                                                                    1,470                8,560
            GN Great Nordic A.S.                                                                 210,980            2,180,407
            H&H International A.S. Series B                                                        1,140              248,818
            Harboes Bryggeri A.S.                                                                    575              195,529
            Hedegaard (Peder P.) A.S.                                                                660               53,324
            Hojgaard Holding A.S. Series B                                                         2,500               89,696
        *   IC Co. A.S.                                                                            3,510               52,227
        *   Incentive A.S.                                                                         3,575               11,832
        *   Jyske Bank A.S.                                                                       75,520            2,712,614
            Kjobenhavns Sommer Tivoli A.S.                                                           580              259,802
            Koebenhavns Lufthavne                                                                  9,910            1,818,859
        #   Kompan A.S.                                                                              230               47,389
            Lan & Spar Bank A.S.                                                                   2,250              120,408
            Lollands Bank                                                                            150               34,885
      * #   Neurosearch A.S.                                                                       9,160              388,976
            NKT Holding A.S.                                                                      30,245              791,224
            Nordjyske Bank A.S.                                                                      920              185,213
        *   NTR Holdings A.S.                                                                      1,130                9,734
            Oestjydsk Bank                                                                           400               51,566
            Ove Arkil Series B                                                                       270               37,431
            Per Aarsleff A.S. Series B                                                             1,545               81,559
        *   Pharmexa A.S.                                                                         12,940               61,993
            Ringkjobing Bank                                                                       1,670              148,647
        #   Ringkjobing Landbobank                                                                 1,620              639,367
            Rockwool, Ltd.                                                                        24,520            1,180,659
      * #   RTX Telecom A.S.                                                                       8,400               83,563
            Salling Bank                                                                             250               25,473

            Sanistal A.S. Series B                                                                 1,786              129,639
      * #   SAS Danmark A.S.                                                                      34,300              285,324
            Satair A.S.                                                                            1,350               28,102
            Schouw & Co. A.S.                                                                     15,485              340,944
            Simcorp A.S.                                                                           5,240              323,891
            Sjaelso Gruppen A.S.                                                                   2,388              245,861
            Skjern Bank A.S.                                                                         725               66,433
        *   Sondagsavisen A.S.                                                                    21,165               83,782
            Spar Nord Holding                                                                      6,823              891,307
            Sparbank Vest A.S.                                                                     6,600              344,469
            Sparekassen Faaborg A.S.                                                                 481              158,996
            Sydbank A.S.                                                                           8,172            1,551,616
            Thrane & Thrane A.S.                                                                   5,258              219,443
      * #   TK Development                                                                        12,478               32,465
        *   Topdanmark A.S.                                                                       28,300            2,137,268
        *   Treka A.S.                                                                             8,498              150,420
            Vestfyns Bank                                                                            200               26,137
            Vestjysk Bank A.S.                                                                    10,800              413,474
            VT Holdings Shares B                                                                   3,130              199,314
        *   Wessel & Vett Magasin du Nord A.S. Series C                                            2,102               61,261
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $17,197,739)                                                                                            35,276,396
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                               14,559
                                                                                                           ------------------
   (Cost $13,468)
   TOTAL -- DENMARK
     (Cost $17,211,207)                                                                                            35,290,955
                                                                                                           ------------------

   NORWAY -- (4.6%)
   COMMON STOCKS -- (4.6%)
        *   Aker Kvaerner OGEP ASA                                                                45,609            1,166,166
      * #   Aker Yards AS                                                                         28,121              578,891
            Aktiv Kapital ASA                                                                     57,017            1,173,036
            Arendals Fosse Kompani ASA                                                               100                9,674
        *   Blom ASA                                                                              18,367               18,299
            Bonheur ASA                                                                           16,850              732,731
        *   Choice Hotel Scandinavia ASA                                                          27,740              103,332
        *   Corrocean ASA                                                                         19,321               10,060
        #   Det Norske Oljeselskap ASA Series A                                                   88,945              411,970
      * #   DOF ASA                                                                               97,006              314,255
      * #   EDB Elektronisk Data Behandling ASA                                                  149,417            1,123,659
            Ekornes ASA                                                                           56,490            1,319,504
      * #   Eltek ASA                                                                             40,842              425,378
            Expert ASA                                                                            48,758              469,286
            Farstad Shipping ASA                                                                  60,790              775,460
      * #   Fjord Seafood ASA                                                                    783,483              332,513
      * #   Fred Olsen Energy ASA                                                                 91,600            1,171,059
            Ganger Rolf ASA                                                                        6,690              263,285
            Gresvig ASA                                                                            4,590               30,808
        *   Home Invest ASA                                                                       15,077               12,316

        #   Kongsberg Gruppen ASA                                                                 49,500              709,074
            Kverneland ASA                                                                        16,160              198,168
      * #   Merkantildata ASA                                                                    320,521              130,725
            Natural ASA                                                                           10,143               65,943
        #   Nera ASA                                                                             187,753              500,478
        *   Nordic Semiconductor ASA                                                              25,000              217,671
        *   Northern Offshore, Ltd.                                                              214,000               97,867
      * #   Ocean Rig ASA                                                                        105,531              453,334
            Odfjell ASA Series A                                                                  24,910            1,649,626
            Olav Thon Eiendomsselskap ASA                                                          8,320              502,698
        *   P4 Radio Hele Norge ASA                                                               32,200               89,619
        *   Photocure ASA                                                                         26,690              200,883
            Prosafe ASA                                                                           55,980            1,478,195
            Rieber and Son ASA Series A                                                           63,654              576,932
            Schibsted ASA                                                                        112,960            3,140,732
        *   Sinvest ASA                                                                            6,220               18,340
            Smedvig ASA Series A                                                                  83,580            1,259,758
        *   Software Innovation ASA                                                               13,423               41,622
            Solstad Offshore ASA                                                                  54,100              601,262
            Steen and Stroem ASA                                                                  19,512              436,700
            Storebrand ASA                                                                       183,330            1,632,445
            Tandberg ASA Series A                                                                217,280            2,463,681
      * #   Tandberg Data ASA                                                                     58,950               77,053
        *   Tandberg Storage ASA                                                                  48,450               19,422
        *   Tandberg Television ASA                                                               90,430              696,180
        *   Telecomputing ASA                                                                     44,963               59,931
      * #   Tgs-Nopec Geophysical Co. ASA                                                         40,910              944,697
            Tomra Systems ASA                                                                    294,480            1,584,935
        *   Tybring-Gjed ASA                                                                     145,146               63,123
        *   Unit 4 Agresso NV                                                                      4,620               52,082
            Veidekke ASA                                                                          21,846              325,025
            Visma ASA                                                                             47,393              543,488
            Wilhelmsen (Wilhelm), Ltd. ASA Series A                                               60,800            1,381,028
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $18,720,500)                                                                                            32,654,399
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ementor ASA Rights 12/01/04                                                          320,521               32,991
                                                                                                           ------------------
   (Cost $69,669)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                            11,887
                                                                                                           ------------------
   (Cost $10,735)
   TOTAL -- NORWAY
     (Cost $18,800,904)                                                                                            32,699,277
                                                                                                           ------------------

   BELGIUM -- (3.9%)
   COMMON STOCKS -- (3.9%)
        *   Abfin SA                                                                               2,560                    0
            Ackermans & Van Haaren SA                                                             32,186            1,092,987
        *   Arinso International NV                                                               14,739              242,647

            Banque Nationale de Belgique                                                             710            3,005,926
            Barco (New) NV                                                                        12,051            1,110,434
            Bekaert SA                                                                            23,290            1,822,070
            Brantano NV                                                                            2,060              112,344
            Brederode SA                                                                          12,180              312,945
            Carrieres Unies Porphyre                                                                  20               34,597
            CFE (Compagnie Francois d'Entreprises)                                                 2,080              686,191
            Cie Martime Belge SA                                                                   8,237            2,386,893
            Cofinimmo SA                                                                           9,778            1,565,740
            Commerciale de Brasserie SA COBRHA                                                       115              162,227
            Deceuninck SA                                                                         63,700            1,932,919
            D'Ieteren SA                                                                           5,831            1,103,575
            Distrigaz                                                                                 57              218,705
        *   Docpharma SA NV                                                                        4,489              206,344
            Dolmen Computer Applications                                                           1,476               21,445
            Duvel Moorgat NV                                                                       5,019              163,212
            EVS Broadcast Equipment SA                                                             1,100              116,198
            Exmar NV                                                                               3,677              213,706
            Floridienne NV                                                                         2,033              154,314
            Glaces de Moustier-sur-Sambre SA                                                      13,370              558,734
        *   ICOS Vision Systems Corp. NV                                                           6,053              143,369
        *   Immobel (Cie Immobiliere de Belgique SA)                                               4,600              216,282
        *   Innogenetics NV                                                                        1,572               28,052
        *   Integrated Production & Test Engineering NV                                            4,380               18,158
        *   Ion Beam Application SA                                                               23,058              249,525
        *   Ipso-Ilg SA                                                                            5,990               58,242
            Keytrade Bank SA                                                                       2,800               86,096
            Kinepolis Group NV                                                                     5,020              166,799
            Lotus Bakeries NV                                                                        650               83,972
        *   Melexis NV                                                                            47,001              595,069
            Metiers Automatiques Picanol                                                          16,120              386,237
        *   Neuhaus NV                                                                               670               36,047
            Nord-Sumatra Investissements SA                                                          650              198,885
            Omega Pharma SA                                                                       26,708            1,367,112
        *   Option NV                                                                              5,619              195,477
            Papeteries de Catala SA                                                                  315               35,585
            Quick Restaurants SA                                                                  19,501              342,399
      * #   Real Software SA                                                                      10,280                9,164
            Recticel SA                                                                           22,870              263,415
            Resilux NV                                                                             1,754              114,145
            Rosier SA                                                                                655              103,340
            Roularta Media Groep                                                                   9,837              650,933
        *   Sait Radioholland                                                                      7,313               47,917
            Sapec SA                                                                               3,635              305,625
        *   Sapec SA VVPR                                                                             75                  409
            Sioen Industries                                                                      21,502              273,718

        *   SIPEF (Societe Internationale de Plantations & de Finance), Anvers                     1,545              260,820
        *   Solvus SA                                                                             38,344              712,455
        *   Solvus SA Interim Strip VVPR                                                          18,176                  242
            Spector Photo Group SA                                                                 5,408               52,785
        *   Systemat SA                                                                            6,330               49,306
            Telindus Group SA                                                                     39,392              403,833
            Ter Beke NV                                                                            2,281              183,399

            Tessenderlo Chemie                                                                    28,984            1,207,984
            UNIBRA                                                                                 1,600              155,732
            Union Miniere SA                                                                       9,586              867,986
            Van de Velde NV                                                                        2,683              413,286
            VPK Packaging Group SA                                                                 7,185              234,423
            Warehouses de Pauw Sicafi                                                              6,608              298,116
   TOTAL COMMON STOCKS
     (Cost $16,342,460)                                                                                            28,040,492
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Belge des Betons Contingent Rights                                                     8,500                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $16,342,460)                                                                                            28,040,492
                                                                                                           ------------------

   AUSTRIA -- (3.1%)
   COMMON STOCKS -- (3.1%)
            Andritz AG                                                                            13,609              955,807
        *   Austria Email AG                                                                         715                3,554

        *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                    42,784              561,704
            Bank Fuer Kaernten und Steiermark AG                                                     520               64,618
      * #   Betandwin.com Interactive Entertainment AG                                            12,749              356,931
            Bohler Uddeholm AG                                                                    11,195            1,326,871
            BWT AG                                                                                21,819              755,555
        *   Ca Immobilien Invest AG                                                               34,838              926,602
            Constantia-Verpackungen AG                                                            19,123              503,472
        *   Demeter Vermoegensverwaltung                                                          15,000                    0
            Flughafen Wien AG                                                                     25,698            1,845,515
        *   Immofinanz Immobilien Anlagen AG                                                     165,130            1,521,265
            Lenzing AG                                                                             3,948              902,834
            Manner (Josef) & Co. AG                                                                  870               42,146
            Mayr-Melnhof Karton AG                                                                11,760            1,881,113
            Oberbank AG                                                                            5,384              562,737
            Palfinger AG                                                                          10,383              502,625
        *   RHI AG, Wien                                                                          19,649              527,737
            Rosenbauer International AG                                                            1,530              109,226
        *   Sparkassen Immobilien AG                                                              29,760              319,732
            Ubm Realitaetenentwicklung AG                                                          1,440               52,105
            Uniqa Versicherungen AG                                                              128,555            1,770,339
      * #   VA Technologie AG                                                                     17,392            1,356,003
            Voestalpine AG                                                                        30,095            2,152,803
            Wienerberger AG                                                                       63,642            2,831,163
        *   Wolford AG                                                                             4,900              116,524
   TOTAL COMMON STOCKS
     (Cost $12,188,779)                                                                                            21,948,981
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Jenbacher AG Rights 03/31/08                                                           7,860                    0

        *   Sparkassen Immobilien AG Profit Share Certificate Rights 10/28/04                     29,760                  395

        *   Sparkassen Immobilien AG Rights 10/28/04                                              29,760                  395
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            790
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $12,188,779)                                                                                            21,949,771
                                                                                                           ------------------

   IRELAND -- (2.5%)
   COMMON STOCKS -- (2.5%)
            Abbey P.L.C.                                                                          25,557              271,655
        *   Arcon International Resources P.L.C.                                                  14,375                7,072
        *   Ardagh P.L.C.                                                                         14,262               35,185
            DCC P.L.C.                                                                            91,965            1,926,902
        *   Dragon Oil P.L.C.                                                                    159,204              164,813
            FBD Holdings P.L.C.                                                                   10,822              267,522
            Fyffes P.L.C.                                                                        380,502            1,052,182
            Glanbia P.L.C.                                                                       321,765            1,156,208
            Grafton Group P.L.C.                                                                 253,939            2,575,097
            Greencore Group P.L.C.                                                               218,422              841,849
            Heiton Holdings P.L.C.                                                                51,677              484,201
        *   Horizon Technology Group P.L.C.                                                       19,455               28,530
            IAWS Group P.L.C.                                                                    105,879            1,554,576
            IFG Group P.L.C.                                                                      52,309               54,894
            Independent News & Media P.L.C.                                                      645,069            1,912,359
        *   Iona Technologies P.L.C.                                                              21,281              111,158
            Irish Intercontental Group P.L.C.                                                     18,872              280,648
        *   IWP International P.L.C.                                                              39,611                9,476
            Jurys Hotel Group P.L.C.                                                              69,061            1,073,157
            Kingspan Group P.L.C.                                                                183,188            1,638,520
            McInerney Holdings P.L.C.                                                             33,991              273,312
            Paddy Power P.L.C.                                                                    49,663              715,367
            Readymix P.L.C.                                                                      109,762              262,582
            United Drug P.L.C.                                                                   190,860              870,122
        *   Waterford Wedgwood P.L.C.                                                          1,026,650              107,853
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $9,337,566)                                                                                             17,675,240
                                                                                                           ------------------

   PORTUGAL -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                          194,100              281,248
            Efacec Capital SGPS SA                                                                60,600              188,237
        *   Gescartao SGPS SA                                                                      3,064               43,095
            Ibersol SGPS SA                                                                       14,462               89,384
        *   Impresa Sociedade Gestora de Participacoes Socias SA                                 190,166            1,307,460
        *   Investimentos Participacoes e Gestao SA Inapa                                         43,702              159,387
            Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
        *   Administracao e Participacoes Financeiros SA)                                        170,757            2,172,482
            Mota-Engil SGPS SA                                                                   250,900              609,574
        *   Novabase SGPS                                                                         56,005              451,259

        *   ParaRede-SGPS SA                                                                      44,939               22,157
            Portucel-Empresa Produtora de Pasta de Papel SA                                      466,977              951,402
            Sag Gest - Solucoes Automovel Globais SGPS SA                                        235,500              398,057
            Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA                54,900              275,754
        *   Sociedad Construcoes Soares da Costa SA                                               19,200               48,750
            Sociedade de Investimento e Gestao SGPS SA                                           160,396              885,790
            Sonae SGPS SA                                                                      1,079,900            1,421,066
        *   Sonaecom SGPS SA                                                                     321,175            1,509,706
            Teixeira Duarte Engenharia e Construcoes SA                                          609,000              898,593
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $6,643,075)                                                                                             11,713,401
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Epicor Software Corp.                                                                  2,171               34,237
        *   InFocus Corp.                                                                         10,455               70,048
                                                                                                           ------------------
   TOTAL -- UNITED STATES
     (Cost $214,919)                                                                                                 104,285
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.0%)
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Euro Currency                                                                                              67,307
                                                                                                           ------------------
   (Cost $64,998)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
   TEMPORARY CASH INVESTMENTS -- (8.9%)
            Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
              (Collateralized by $60,319,792 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $60,194,931) to be repurchased at $60,198,191 (Cost
              $60,194,930) ^                                                                      60,195           60,194,930
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $3,177,000 FNMA Notes 2.95%, 11/14/07, valued at
              $3,181,457) to be repurchased at $3,137,164 (Cost $3,137,000)                        3,137            3,137,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $63,331,930)                                                                                            63,331,930
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $454,300,691)                                                                                     $      713,040,922
                                                                                                           ------------------

----------
+    See Note B to Financial Statements.

*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   SOUTH AFRICA -- (11.1%)
   COMMON STOCKS -- (11.1%)
            ABSA Group, Ltd.                                                                     480,421   $        5,831,955
            African Oxygen, Ltd.                                                                 293,197            1,162,348
            Amalgamated Beverage Industries, Ltd.                                                 97,702            1,536,131
            Anglo American Platinum Corp., Ltd.                                                  210,559            7,712,550
            Anglo American PLC                                                                   667,281           15,937,778
            Anglogold, Ltd.                                                                      222,894            8,928,836
        *   Anglovaal Mining, Ltd.                                                                93,775              476,090
            AVI, Ltd.                                                                            178,834              740,400
            Barloworld, Ltd.                                                                     117,583            1,991,299
            Bidvest Group, Ltd.                                                                  197,103            2,565,102
        *   Dimension Data Holdings PLC                                                          246,926              161,145
        *   Discovery Holdings, Ltd.                                                             299,059              959,173
            Edgars Consolidated Stores, Ltd.                                                      39,111            1,921,164
            Firstrand, Ltd.                                                                    4,491,809           10,130,981
            Gold Fields, Ltd.                                                                    306,889            4,240,209
            Harmony Gold Mining Co., Ltd.                                                        200,055            2,072,705
            Impala Platinum Holdings, Ltd.                                                        35,459            3,030,461
            Imperial Holdings, Ltd.                                                              122,567            2,157,872
            Investec, Ltd.                                                                        23,111              658,184
            Iscor, Ltd.                                                                          379,417            4,257,576
            JD Group, Ltd.                                                                        87,800              981,918
            Kumba Resources, Ltd.                                                                 15,092              123,420
            Liberty Group, Ltd.                                                                  216,712            2,383,738
        *   Massmart Holdings, Ltd.                                                              105,794              934,346
            MTN Group, Ltd.                                                                    1,045,719            7,304,273
            Nampak, Ltd.                                                                         354,006              914,649
            Naspers, Ltd. Series N                                                               166,481            1,867,251
            Nedcor, Ltd.                                                                         333,048            4,336,670
        *   Network Healthcare Holdings, Ltd.                                                  1,152,562            1,032,173
            Old Mutual PLC                                                                     1,956,729            4,841,598
            Pick'n Pay Stores, Ltd.                                                              440,827            1,787,023
            Pretoria Portland Cement Co., Ltd.                                                    49,951            2,069,569
            Sanlam, Ltd.                                                                       1,467,709            3,065,902
            Sappi, Ltd.                                                                          131,990            1,762,411
            Standard Bank Group, Ltd.                                                            634,566            6,608,059
            Steinhoff International Holdings, Ltd.                                               745,364            1,530,546
            Telkom SA, Ltd.                                                                      500,646            8,563,415
            Tiger Brands, Ltd.                                                                    85,239            1,469,237
        *   Woolworths Holdings, Ltd.                                                            523,255              952,986
                                                                                                           ------------------

   TOTAL -- SOUTH AFRICA
     (Cost $96,979,478)                                                                                           129,001,143
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (11.1%)

   PREFERRED STOCKS -- (9.7%)
            Ambev Cia de Bebidas das Americas                                                 12,453,835            3,218,767
            Aracruz Celulose SA Series B                                                         711,999            2,654,290
            Banci Itau Holding Financeira SA                                                      75,900            9,877,883
            Banco Bradesco SA                                                                    120,418            7,880,296
            Brasil Telecom Participacoes SA                                                  230,843,872            1,714,355
            Brasil Telecom SA                                                                626,730,875            3,050,705
            Brasileira de Distribuicao Pao de Acucar                                          58,650,000            1,438,219
        *   Braskem SA                                                                        81,400,000            3,543,294
            Cemig Cia Ene                                                                     96,800,000            2,242,059
        *   Companhia Siderurgica Paulista                                                        65,000               27,721
            Compania Paranaense de Energia Series B                                          100,000,000              460,294
            Embraer Empresa Brasileira de Aeronautica                                            717,421            5,037,772
            Embratel Participacoes SA                                                        143,582,922              335,731
        *   Empresa Nasional de Comercio Redito e Participacoes SA                               480,000                1,500
            Gerdau SA                                                                            302,604            5,446,872
            Investimentos Itau SA                                                              3,300,893            5,157,645
            Klabin SA                                                                            682,875            1,205,073
        *   Lojas Renner SA                                                                      800,000                9,559
            Metalurgica Gerdau SA                                                                 65,900            1,550,830
            Siderurgica Belgo-Mineira                                                          9,240,000            4,738,897
            Siderurgica de Tubarao Sid Tubarao                                                58,620,000            3,060,309
            Siderurgica Paulista Casipa Series B                                                     325                5,741
            Suzano Bahia Sul Papel e Celullose SA                                                143,545              646,480
            Tele Centro Oeste Celular Participacoes SA                                       230,447,518              773,524
            Tele Norte Leste Participacoes SA                                                    180,034            2,763,390
            Telemar Norte Leste SA                                                               225,100            5,260,057
        *   Telesp Celular Participacoes                                                   1,404,441,089            3,691,821
            Telesp Participacoes SA                                                          577,200,000           10,313,206
            Telesudeste Celular Participacoes SA                                              81,000,000              181,654
            Unibanco-Uniao de Bancos Brasileiros SA                                               20,000               48,456
            Unibanco-Uniao de Bancos Brasileiros SA                                              513,130            2,839,194
            Usinas Siderurgicas de Minas Gerais SA                                               178,839            3,612,942
            Vale do Rio Doce Series A                                                            819,580           16,873,706
            Vale do Rio Doce Series B                                                             81,160                    0
            Votorantim Celulose e Papel SA                                                    14,267,325            1,075,347
            Weg SA                                                                               489,800            1,269,518
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $67,635,358)                                                                                           112,007,107
                                                                                                           ------------------

   COMMON STOCKS -- (1.4%)
            Ambev Cia de Bebidas das Americas                                                  5,420,000            2,704,022
            Brasil Telecom Participacoes SA                                                   59,520,574              566,758
            Companhia Siderurgica Nacional                                                       241,404            4,597,326
            Cpfl Geracao Energia SA                                                            3,140,000                8,081
        *   Embratel Participacoes                                                            57,550,000              327,316
            Petroquimica do Sul Copesul                                                        5,276,000              620,706
            Souza Cruz Industria e Comercio                                                      461,300            5,884,967
            Tele Centro Oeste Celular Participacoes SA                                        59,246,130              271,182
        *   Tele Norte Celular Participacoes                                                  57,624,254               13,982
            Tele Norte Leste Participacoes SA                                                     59,254              925,844

        *   Tele Sudeste Celular Participacoes SA                                              3,072,951                5,649
            Tractebel Energia SA                                                              96,601,189              332,500
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $9,281,143)                                                                                             16,258,333
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telesp Celular Participacoes SA Preferred Rights 12/17/04                        479,859,123              372,244
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BRAZIL
     (Cost $76,916,501)                                                                                           128,637,684
                                                                                                           ------------------

   SOUTH KOREA -- (10.9%)
   COMMON STOCKS -- (10.9%)
            Amorepacific Corp.                                                                     4,120              797,087
            CJ Corp.                                                                               8,690              575,263
            Daegu Bank Co., Ltd.                                                                  40,830              283,494
            Daelim Industrial Co., Ltd.                                                           14,090              647,094
            Daewoo Engineering & Construction Co., Ltd.                                          208,740            1,103,748
        *   Daewoo Heavy Industries & Machinery, Ltd.                                             91,180              775,652
        *   Daewoo Securities Co., Ltd.                                                           56,445              184,861
            Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                   108,840            1,604,210
            Daishin Securities Co., Ltd.                                                           5,340               65,473
            Dongkuk Steel Mill Co., Ltd.                                                          14,670              269,181
            Doosan Heavy Industries & Construction Co., Ltd.                                      18,360              236,420
        *   GS Holdings Corp.                                                                     42,945              923,614
            Halla Climate Control Corp.                                                           41,670              390,891
            Hanjin Shipping Co., Ltd.                                                             31,470              723,077
            Hankook Tire Manufacturing Co., Ltd.                                                  61,950              624,777
            Hanwha Chemical Corp.                                                                 32,000              311,500
            Hite Brewery Co., Ltd.                                                                10,890              880,635
            Hyundai Development Co.                                                               27,930              456,227
            Hyundai Heavy Industries Co., Ltd.                                                    36,910            1,054,469
        *   Hyundai Merchant Marine Co., Ltd.                                                     58,140              888,967
            Hyundai Mobis                                                                         39,820            2,362,812
            Hyundai Motor Co., Ltd.                                                               95,919            4,707,393
        *   Hyundai Securities Co., Ltd.                                                          61,090              244,731
            INI Steel Co., Ltd.                                                                   38,220              500,986
        *   Kangwon Land, Inc.                                                                   122,360            1,618,769
            Kia Motors Corp.                                                                     217,640            2,068,476
        *   Kookmin Bank                                                                         139,085            5,251,839
            Korea Electric Power Corp.                                                           401,210            9,981,231
        *   Korea Exchange Bank                                                                  412,800            3,102,899
            Korea Gas                                                                             56,390            1,850,052
        *   Korean Air Co., Ltd.                                                                  35,500              621,519
            KT Corp.                                                                             162,170            6,523,746
            KT&G Corp.                                                                            94,990            3,022,222
            Kumgang Korea Chemical Co., Ltd.                                                       5,120              587,700
        *   LG Card Co., Ltd.                                                                    169,320            2,415,167
            LG Chemical Investment, Ltd.                                                         107,005            1,634,257
            LG Chemical, Ltd.                                                                     28,206            1,166,244
            LG Electronics, Inc.                                                                  66,080            3,965,827

            LG Engineering & Construction Corp.                                                   18,870              489,113
        *   LG Investment & Securities Co., Ltd.                                                  40,060              289,723
            LG Petrochemical Co., Ltd.                                                            18,420              459,439
            Lotte Chilsung Beverage Co., Ltd.                                                        400              310,091
        *   NCsoft Corp.                                                                           8,770              793,028
            Nong Shim Co., Ltd.                                                                    2,550              544,395
            POSCO                                                                                 35,010            6,539,733
            Pusan Bank                                                                            50,610              391,019
            S1 Corp.                                                                              17,658              571,414
            Samsung Corp.                                                                         48,410              702,892
        *   Samsung Electro-Mechanics Co., Ltd.                                                   32,707              847,291
            Samsung Electronics Co., Ltd.                                                         51,538           21,236,622
            Samsung Fire and Marine Insurance, Ltd.                                               21,719            1,623,959
            Samsung Heavy Industries Co., Ltd.                                                    85,610              481,057
            Samsung SDI Co., Ltd.                                                                 20,352            2,076,781
            Samsung Securities Co., Ltd.                                                          22,530              424,746
        *   Samsung Techwin Co., Ltd.                                                             28,000              203,431
        *   Seoul Bank                                                                            90,420            2,396,319
            Shinhan Financial Group Co., Ltd.                                                    151,242            3,162,538
            Shinsegae Co., Ltd.                                                                    6,450            1,815,351
            SK Corp., Ltd.                                                                        56,884            3,577,878
            SK Telecom Co., Ltd.                                                                  45,435            8,519,611
            S-Oil Corp.                                                                           75,660            4,748,066
        *   Ssangyong Motor Co.                                                                   45,930              281,478
                                                                                                           ------------------

   TOTAL -- SOUTH KOREA
     (Cost $74,443,776)                                                                                           126,908,485
                                                                                                           ------------------

   MEXICO -- (10.4%)
   COMMON STOCKS -- (10.4%)
            Alfa S.A. de C.V. Series A                                                           614,990            3,045,712
            America Movil S.A. de C.V. Series L                                                7,988,600           18,614,628
        *   America Telecom S.A. de C.V. Series A                                              4,184,776           10,399,737
        *   Carso Global Telecom S.A. de C.V. Telecom Series A1                                3,141,271            4,980,482
            Cementos de Mexico S.A. de C.V. Series B                                           1,327,717            8,562,292
            Coca-Cola Femsa S.A. de C.V. Series L                                              1,310,600            2,861,274
        *   Consorcio Ara S.A.                                                                   157,500              463,658
            Controladora Comercial Mexicana S.A. de C.V. Series B                                633,700              710,085

        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                       75,000              203,086
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,107                  148
            Corporativo Fragua S.A. de C.V. Series B                                                  21                   75
        *   Desc S.A. de C.V. Series B                                                           619,841              167,842
            El Puerto de Liverpool S.A. Series C1                                                339,500              538,277
            Embotelladora Arca SA de CV , Mexico                                                 466,500              868,448
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                      623,700              222,775
            Empresas la Moderna S.A. de C.V. Series A                                            120,000               12,613
            Fomento Economico Mexicano Series B & D                                              554,000            2,640,527
            Gruma S.A. de C.V. Series B                                                           90,406              189,078
            Grupo Carso S.A. de C.V. Series A-1                                                  981,109            4,797,727
            Grupo Continental S.A.                                                               358,600              587,725
            Grupo Elektra S.A. de C.V.                                                           127,000            1,195,707

            Grupo Financiero del Norte S.A. Series C                                             549,084            3,081,238
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  22,746                6,078
            Grupo Financiero Inbursa S.A. de C.V. Series O                                     2,822,959            5,277,922
        *   Grupo Gigante S.A. de C.V. Series B                                                  117,282               81,484
            Grupo Industrial Bimbo S.A. de C.V. Series A                                       1,377,300            3,313,592
            Grupo Industrial Maseca S.A. de C.V. Series B                                        229,000              110,148
            Grupo Modelo S.A. de C.V. Series C                                                 2,090,400            5,479,811
        *   Grupo Nutrisa S.A. de C.V.                                                               129                   46
        *   Grupo Qumma S.A. de C.V. Series B                                                      1,591                   25
            Grupo Televisa S.A. (Certificate Representing Series A, Series D &
              Series L)                                                                        1,623,900            5,043,792
        *   Grupo Tribasa S.A. de C.V.                                                             2,120                    0
        *   Hylsamex S.A. de C.V. Series B                                                       153,914              449,674
            Industrias Penoles S.A. de C.V.                                                      247,800            1,291,229
            Kimberly Clark de Mexico S.A. de C.V. Series A                                       749,800            2,504,509
        *   Nueva Grupo Mexico S.A. de C.V. Series B                                             776,727            3,753,307
            Organizacion Soriana S.A. de C.V. Series B                                           654,600            2,250,657
            Telefonos de Mexico S.A. Series A                                                    100,000              175,117
            Telefonos de Mexico S.A. Series L                                                  6,971,000           12,170,183
            TV Azteca S.A. de C.V. Series A                                                    1,832,100            1,236,985
        *   US Commercial Corp. S.A. de C.V.                                                     223,000               94,152
            Vitro S.A.                                                                           121,600              112,645
            Wal-Mart de Mexico S.A. de C.V. Series V                                           3,999,535           13,715,643
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $81,116,490)                                                                                           121,210,133
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                               15,482
                                                                                                           ------------------
   (Cost $15,009)
   TOTAL -- MEXICO
     (Cost $81,131,499)                                                                                           121,225,615
                                                                                                           ------------------

   TAIWAN -- (10.3%)
   COMMON STOCKS -- (10.3%)
        *   Accton Technology Corp.                                                               99,296               40,032
            Acer, Inc.                                                                           859,883            1,309,553
        *   Advanced Semiconductor Engineering, Inc.                                           1,794,396            1,322,715
            Advantech Co., Ltd.                                                                   96,254              220,265
            Amtran Technology Co., Ltd.                                                           72,887               29,375
        *   Arima Computer Corp.                                                                 178,800               52,182
            Asia Cement Corp.                                                                    830,750              544,459
        *   Askey Computer Co., Ltd.                                                              63,811               32,892
            Asustek Computer, Inc.                                                             1,152,062            2,651,836
            Au Optronics Corp.                                                                 2,194,487            2,863,460
            Benq Corp.                                                                           998,160            1,031,790
            Catcher Co., Ltd.                                                                     45,600              135,022
            Cathay Financial Holdings Co., Ltd.                                                3,854,529            7,391,350
            Cathay Real Estate Development Co., Ltd.                                             447,213              241,726
        *   Chang Hwa Commercial Bank                                                          2,102,796            1,306,008
            Cheng Shin Rubber Industry Co., Ltd.                                                 404,437              501,228
            Cheng Uei Precision Industry Co., Ltd.                                                43,136               82,400

            Chi Mei Optoelectronic Corp.                                                       2,006,177            2,494,148
            Chicony Electronics Co., Ltd.                                                         96,288               87,819
            China Airlines                                                                       829,157              474,329
        *   China Development Financial Holdong Co., Inc.                                      5,111,000            2,478,819
            China Motor Co., Ltd.                                                                621,628              685,984
            China Steel Corp.                                                                  4,855,753            5,338,583
            Chinatrust Financial Holdings Co., Ltd.                                            2,427,473            2,767,333
        *   Chungwa Picture Tubes Co., Ltd.                                                    2,978,298            1,242,047
            CMC Magnetics Corp.                                                                1,356,400              634,620
            Compal Electronics                                                                 1,452,372            1,386,643
        *   Compeq Manufacturing Co., Ltd.                                                       131,300               46,564
        *   Cosmos Bank Taiwan                                                                   478,000              221,618
            CTB Financial Holding Co., Ltd.                                                    5,160,535            3,353,865
            Delta Electronics Industrial Co., Ltd.                                               733,228            1,136,120
            D-Link Corp.                                                                         145,122              155,967
            E.Sun Financial Holding Co., Ltd.                                                  1,220,744              898,850
            Elitegroup Computer Systems Co., Ltd.                                                105,787               50,594
            Eternal Chemical Co., Ltd.                                                            93,000               56,969
        *   Eva Airways Corp.                                                                    858,289              376,760
            Evergreen Marine Corp., Ltd.                                                       1,061,382              997,451
            Far East Textile, Ltd.                                                             1,983,668            1,536,800
            Far Eastern International Bank                                                       492,000              293,482
        *   First Financial Holding Co., Ltd.                                                  2,581,000            2,124,813
            Formosa Chemicals & Fiber Co., Ltd.                                                2,651,090            4,927,373
            Formosa Plastics Corp.                                                             2,483,210            3,957,059
            Formosa Taffeta Co., Ltd.                                                            436,767              201,213
            Fu Sheng Industria                                                                   203,035              307,983
            Fubon Financi                                                                      4,386,052            4,386,396
            Fuh-Hwa Financial Holding Co., Ltd.                                                  905,976              445,432
            Giga-Byte Technology Co., Ltd.                                                       167,160              199,594
            High Tech Computer Corp.                                                              81,600              327,555
            Hon Hai Precision Industry Co., Ltd.                                                 655,306            2,629,547
            Hotai Motor Co., Ltd.                                                                171,000              341,513
        *   Hsinchu International Bank                                                           382,800              242,486
            Hua Nan Financial Holding Co., Ltd.                                                2,583,320            2,125,601
            International Bank of Taipei                                                         822,928              572,219
            Inventec Corp.                                                                       674,888              311,311
            King Yuan Electronics Co., Ltd.                                                      136,182               88,103
            Kinpo Electronics, Inc.                                                              204,336               87,099
            Largan Precision Co., Ltd.                                                            27,500              160,393
            Lite-On Technology Corp.                                                             998,010            1,006,724
        *   Macronix International Co., Ltd.                                                   1,547,500              336,008
            Media Tek, Inc.                                                                      337,730            2,154,659
            Micro-Star International Co., Ltd.                                                   198,770              119,342
            Mitac International Corp.                                                            166,000               76,797
        *   Mosel Vitelic Inc. Co., Ltd.                                                         300,826               20,917
            Nan Ya Plastic Corp.                                                               3,229,625            4,632,041
        *   Nanya Technology Co., Ltd.                                                         1,789,989            1,277,944
            Nien Hsing Textile Co., Ltd.                                                          95,000               91,405
            Nien Made Enterprise Co., Ltd.                                                        57,876               84,852
            Optimax Technology Corp.                                                              84,915              189,064
            Oriental Union Chemical Corp.                                                        122,958              128,996
        *   Pacific Electric Wire & Cable Corp.                                                  233,200                3,763
            Pihsiang Machinery Mfg. Co., Ltd.                                                     33,742               67,867

            Pou Chen Corp.                                                                       731,859              615,551
            Premier Image Technology Corp.                                                       145,740              112,133
            President Chain Store Corp.                                                          400,260              594,216
        *   Q-Run Technology Co., Ltd.                                                            66,200              129,881
            Quanta Computer, Inc.                                                              1,579,308            2,560,962
        *   Quanta Display, Inc.                                                               1,577,000              839,814
            Realtek Semiconductor Corp.                                                          194,001              203,380
            Ritek Corp.                                                                          580,204              207,596
            Shin Kong Fin                                                                      1,252,056            1,108,284
        *   Silicon Integrated Systems Corp.                                                     365,431              129,352
            Siliconware Precision Industries Co., Ltd.                                           824,200              635,297
            SinoPac Holdings Co., Ltd.                                                         1,647,096              912,598
            Sunplus Technology Co., Ltd.                                                         316,145              438,580
            Synnex Tech International Corp.                                                      326,680              479,780
            Systex Corp., Ltd.                                                                   167,687               55,815
            Taishin Financial Holdings Co., Ltd.                                               1,998,135            1,804,337
        *   Taiwan Business Bank                                                                 863,120              316,003
            Taiwan Cement Corp.                                                                1,023,731              614,413
            Taiwan Glass Ind. Corp.                                                              420,079              383,730
            Taiwan Life Insurance Co., Ltd                                                       101,200              165,934
            Taiwan Semiconductor Manufacturing Co., Ltd.                                      10,081,936           14,594,208
            Taiwan Styrene Monomer Corp.                                                          84,700               62,443
        *   Tatung Co., Ltd.                                                                   1,568,000              581,422
            Teco Electric & Machinery Co., Ltd.                                                  501,000              152,420
        *   The Farmers Bank of China                                                            432,375              145,528
            Tong Yang Industry Co., Ltd.                                                          78,492              118,093
            Transcend Information, Inc.                                                           35,187               68,304
            U-Ming Marine Transport Corp.                                                        253,050              414,012
            Uni-President Enterprises Corp.                                                    1,495,020              734,616
        *   United Microelectronics Corp.                                                      7,413,611            4,564,112
        *   Via Technologies, Inc.                                                               342,245              184,427
        *   Walsin Lihwa Corp.                                                                 1,338,000              702,081
            Wan Hai Lines Co., Ltd.                                                              615,934              609,496
            Waterland Financial Holdings                                                         572,000              222,764
        *   Winbond Electronics Corp.                                                          1,682,000              642,258
            Wintek Corp.                                                                          53,000               48,479
            Ya Hsin Industrial Co., Ltd.                                                         223,683              205,301
        *   Yageo Corp.                                                                          608,440              206,371
            Yang Ming Marine Transport Corp.                                                   1,007,894              903,452
            Yieh Phui Enterprise Co., Ltd.                                                       248,300              174,804
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          383,022              186,985
            Yulon Motor Co., Ltd.                                                                584,753              640,584
            Zyxel Communication Corp.                                                             97,980              222,570
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $108,748,015)                                                                                          118,790,113
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                             176,469
                                                                                                           ------------------
   (Cost $171,829)
   TOTAL -- TAIWAN
     (Cost $108,919,844)                                                                                          118,966,582
                                                                                                           ------------------

   MALAYSIA -- (6.8%)
   COMMON STOCKS -- (6.8%)
            AMFB Holdings Berhad                                                                 394,500              664,275
            AMMB Holdings Berhad                                                               1,347,731            1,212,131
        *   Aokam Perdana Berhad                                                                      16                    5
            Berjaya Sports Toto Berhad                                                           746,800              813,061
            British American Tobacco Berhad                                                      231,400            2,693,641
            CIMB Berhad                                                                          199,700              270,285
            Commerce Asset Holding Berhad                                                      1,951,700            2,495,011
        *   Digi.Com Berhad                                                                      597,062              855,339
            Diversified Resources Berhad                                                         581,000              345,412
            Gamuda Berhad                                                                        510,000              710,749
            Genting Berhad                                                                       537,600            2,614,303
            Golden Hope Plantations Berhad                                                       900,300              966,185
            Highlands and Lowlands Berhad                                                        107,500              101,214
            Hong Leong Bank Berhad                                                             1,262,750            1,860,318
            Hong Leong Credit Berhad                                                           1,012,629            1,234,592
            Hong Leong Properties Berhad                                                         175,328               28,103
            IJM Corp. Berhad                                                                     196,400              241,822
            IOI Corp. Berhad                                                                     771,100            1,927,508
            IOI Oleochemical Industries Berhad                                                    22,041               55,084
            IOI Properties Berhad                                                                151,300              308,318
            Kuala Lumpur Kepong Berhad                                                           590,800            1,070,785
            Magnum Corp. Berhad                                                                1,115,300              741,706
            Malakoff Berhad                                                                      616,400            1,127,951
            Malayan Banking Berhad                                                             2,723,700            8,591,737
            Malayan Cement Berhad                                                              2,153,100              438,583
            Malaysia Mining Corp. Berhad                                                         828,700              466,613
            Malaysian Airlines System Berhad                                                   1,090,600            1,289,482
            Malaysian International Shipping Corp. (Foreign)                                   1,192,566            4,606,183
            Malaysian Pacific Industries                                                         163,000              637,753
            Malaysian Plantations Berhad                                                         520,800              323,121
            Maxis Communications Berhad                                                        1,015,300            2,468,833
        *   MBF Holdings Berhad                                                                    7,050                  417
            Mentakab Rubber Co. (Malaya) Berhad                                                    1,100                  791
            Nestle (Malaysia) Berhad                                                             176,200            1,125,758
            Oriental Holdings Berhad                                                             215,300              252,572
            Oyl Industries Berhad                                                                100,100            1,047,114
            Petronas Dagangan Berhad                                                             386,700              752,855
            Petronas Gas Berhad                                                                1,736,600            3,336,742
            Plus Expressways Berhad                                                            1,766,700            1,291,475
            PPB Group Berhad                                                                     441,200              765,911
            Proton Holdings Berhad                                                               389,000              931,553
            Public Bank Berhad                                                                 1,550,201            3,237,647
            Resorts World Berhad                                                                 881,600            2,235,988
            RHB Capital Berhad                                                                 1,431,500              903,212
            Shell Refining Co. Federation of Malaysia Berhad                                     104,700              245,207
        *   Silverstone Corp. Berhad                                                              11,587                1,157
            Sime Darby Berhad (Malaysia)                                                       1,776,400            2,825,512
            Southern Bank Berhad                                                                  48,440               40,497
            Southern Bank Berhad (Foreign)                                                     1,062,937              905,505
            SP Setia Berhad                                                                      257,300              272,110
            Star Publications (Malaysia) Berhad                                                  160,600              287,188

            Telekom Malaysia Berhad                                                            2,421,800            7,640,956
            Tenaga Nasional Berhad                                                             2,504,900            7,445,967
        *   Time Dotcom Berhad                                                                 1,550,000              282,832
            UMW Holdings Berhad                                                                  340,833              484,348
            YTL Corp. Berhad                                                                   1,164,762            1,562,742
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $67,790,034)                                                                                            79,036,159
                                                                                                           ------------------

   TURKEY -- (6.6%)
   COMMON STOCKS -- (6.6%)
            Akbank T.A.S.                                                                  2,264,998,827           10,743,503
            Anadolu Efes Biracilik ve Malt Sanayi A.S.                                       182,246,814            2,972,428
        *   Arcelik A.S.                                                                   1,549,702,646            8,335,271
        *   Dogan Sirketler Grubu Holdings A.S.                                              722,062,463            1,251,785
        *   Dogan Yayin Holding A.S.                                                         282,794,524            1,087,249
            Enka Insaat Ve Sanayi A.S.                                                       164,940,663            4,251,126
            Eregli Demir ve Celik Fabrikalari Turk A.S.                                    1,595,341,000            6,625,048
            Ford Otomotiv Sanayi A.S.                                                        722,990,000            5,056,080
            Hurriyet Gazetecilik ve Matbaacilik A.S.                                         629,278,201            1,220,341
            Koc Holding A.S.                                                               1,058,111,057            5,807,329
            Migros Turk A.S.                                                                 450,270,375            2,909,670
        *   Tat Konserve Sanayii A.S.                                                                 36                    0
        *   Tofas Turk Otomobil Fabrikasi A.S.                                             1,489,092,271            2,815,677
            Trakya Cam Sanayii A.S.                                                          187,301,438              486,271
            Tupras-Turkiye Petrol Rafineleri A.S.                                            289,886,950            2,941,055
            Turk Sise ve Cam Fabrikalari A.S.                                                639,484,793            1,501,583
        *   Turkiye Garanti Bankasi A.S.                                                   2,261,914,936            5,531,855
            Turkiye Is Bankasi A.S. Series C                                               2,002,976,408            9,438,028
        *   Vestel Elektronik Sanayi Ticaret A.S.                                            240,241,000              839,715
        *   Yapi ve Kredi Bankasi A.S.                                                       904,146,481            3,291,995
                                                                                                           ------------------

   TOTAL -- TURKEY
     (Cost $29,310,927)                                                                                            77,106,009
                                                                                                           ------------------

   INDONESIA -- (6.6%)
   COMMON STOCKS -- (6.6%)
            PT Astra Agro Lestari Tbk                                                          2,153,000              786,870
            PT Astra International Tbk                                                         8,470,461            8,436,117
            PT Bank Central Asia Tbk                                                           1,980,000              603,442
            PT Bank Danamon Indonesia Tbk                                                      1,762,000              859,340
            PT Bimantara Citra Tbk                                                             2,285,400              488,624
            PT Gudang Garam Tbk                                                                4,695,500            6,937,933
            PT Hanjaya Mandala Sampoerna Tbk                                                  13,377,500            9,996,413
        *   PT Indocement Tunggal Prakarsa Tbk                                                 7,362,000            2,361,360
            PT Indofood Sukses Makmur Tbk                                                     18,886,400            1,565,921
            PT Indonesian Satellite Corp.Tbk                                                  14,967,500            9,527,867
            PT International Nickel Indonesia Tbk                                                580,000              759,688
            PT Kalbe Farma Tbk                                                                 2,500,000              172,731
        *   PT Lippo Karawaci Tbk                                                                177,822               35,472

        *   PT Makindo Tbk                                                                     2,236,500              229,862
            PT Medco Energi International Tbk                                                  9,754,000            2,243,129
        *   PT Panasia Indosyntec Tbk                                                             75,100                4,068
            PT Ramayana Lestari Sentosa Tbk (Foreign)                                         20,020,000            1,883,053
            PT Sari Husada Tbk                                                                   137,930               28,673
            PT Semen Gresik Tbk                                                                1,739,502            2,476,777
            PT Telekomunikasi Indonesia (Persero) Tbk                                         37,153,640           20,558,242
            PT Tempo Scan Pacific                                                                646,000              630,805
            PT Unilever Tbk                                                                   16,022,000            5,904,355
                                                                                                           ------------------

   TOTAL -- INDONESIA
     (Cost $47,079,243)                                                                                            76,490,742
                                                                                                           ------------------

   ISRAEL -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Africa-Israel Investments, Ltd.                                                      108,700            2,944,374
            Agis Industries (1983), Ltd.                                                          71,436            2,044,653
            Bank Hapoalim, Ltd.                                                                2,309,640            6,733,271
            Bank Leumi Le-Israel                                                               2,802,069            6,579,850
        *   Bezeq Israeli Telecommunication Corp., Ltd.                                        4,049,014            4,112,694
            Blue Square Israel, Ltd.                                                              16,186              153,468
            CLAL Industries, Ltd.                                                                289,038            1,287,043
            CLAL Insurance, Ltd.                                                                 114,684            2,147,572
            Delek Group, Ltd.                                                                      4,584              387,132
            Discount Investment Corp                                                              66,100            1,562,028
            Elbit Systems, Ltd.                                                                   98,319            2,193,673
        *   Elron Electronic Industries, Ltd.                                                          0                    5
        *   First International Bank of Israel                                                    48,660              284,181
        *   First International Bank of Israel, Ltd.                                             347,200              427,372
            IDB Development Corp., Ltd. Series A                                                 101,015            2,633,179
            IDB Holding Corp., Ltd.                                                               36,578              750,085
            Israel Chemicals, Ltd.                                                             2,410,526            5,223,281
        *   Israel Corp. Series A                                                                  5,500            1,089,892
        *   Koor Industries, Ltd.                                                                 25,971            1,208,254
            M.A.Industries, Ltd.                                                                 843,283            4,145,950
            Migdal Insurance Holdings                                                          2,079,107            2,935,520
            Osem Investment, Ltd.                                                                210,522            2,057,481
        *   Strauss Elite, Ltd.                                                                   33,250              309,166
        *   Super-Sol, Ltd. Series B                                                             372,926              874,083
            Teva Pharmaceutical Industries, Ltd.                                                 418,280           11,471,432
            United Mizrahi Bank, Ltd.                                                            385,384            1,455,289
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $37,006,829)                                                                                            65,010,928
                                                                                                           ------------------

   THAILAND -- (4.7%)
   COMMON STOCKS -- (4.7%)
            Advance Info Service Public Co., Ltd. (Foreign)                                    5,982,000           14,875,311
        *   Aromatics (Thailand) Public Co., Ltd. (Foreign)                                    1,387,500            2,376,459
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,794,100            1,133,547

        *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                         5,174,500            1,654,369
            Banpu Public Co., Ltd. (Foreign)                                                     132,000              519,158
            BEC World Public Co., Ltd. (Foreign)                                               3,915,000            1,519,906
            Central Pattana Public Co., Ltd. (Foreign)                                         4,177,500              869,208
            Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                 14,442,000            1,297,251
            Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                            4,100,710            1,737,677
            Hana Microelectronics Public Co., Ltd.                                             1,191,500              592,576
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          612,000              366,486
            Krung Thai Bank Public Co., Ltd. (Foreign)                                        17,302,970            3,951,452
            Land & Houses Public Co., Ltd. (Foreign)                                           2,130,310              594,606
            National Finance and Securities Public Co., Ltd. (Foreign)                           630,150              201,469
            National Petrochemical Public Co., Ltd. (Foreign)                                    441,500            1,176,288
            Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)               2,200,000            2,177,112
            Shin Corporation Public Co., Ltd. (Foreign)                                        6,122,000            5,902,969
            Siam Cement Public Co., Ltd. (Foreign)                                               270,000            1,726,465
            Siam City Cement Public Co., Ltd. (Foreign)                                          633,413            3,439,492
            Siam Commercial Bank Public Co., Ltd. (Foreign)                                    2,549,166            3,266,503
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       6,977,800            1,292,513
        *   Thai Military Bank Public Co., Ltd. (Foreign)                                     12,415,080            1,228,592
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                              3,178,520            2,056,642
            TISCO Finance Public Co., Ltd. (Foreign)                                           1,231,100              749,718
            Vanachai Group Co-Foreign                                                            950,200              196,502
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08                     1,444,563                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- THAILAND
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   UNITED STATES -- (4.2%)
   COMMON STOCKS -- (4.2%)
            Banco Bilboa Vizcaya Argentaria Chile SA ADR                                          64,200            1,752,660
            Banco de Chile Series F ADR                                                           47,643            1,743,734
            Banco Santander Chile Sponsored ADR                                                  295,998            8,805,940
            Cia Telecom de Chile ADR                                                             421,400            4,466,840
            Compania Cervecerias Uni ADR                                                         115,400            2,930,006
            Cristalerias de Chile SA ADR                                                          35,600            1,103,600
            Distribucion y Servicio D&S SA ADR                                                   208,828            3,466,545
            Embotelladora Andina SA Andina ADR                                                   109,600            1,391,920
            Embotelladora Andina SA Andina Series B ADR                                           89,100            1,106,622
            Empresa Nacional de Electricidad SA ADR                                              514,018            8,424,755
            Enersis SA ADR                                                                       285,903            2,135,695
            Grupo Financiero Galicia SA ADR                                                      211,011            1,529,830
            Lan Chile SA ADR                                                                     125,900            3,438,329
        *   Madeco SA                                                                              4,450               46,280
            Masisa SA ADR                                                                         25,100              480,665
            Sociedad Quimica y Minera de Chile SA ADR                                             61,300            3,737,461
            Sociedad Quimica y Minera de Chile SA ADR Class A                                        902               54,797

            Vina Concha y Toro SA Conchatoro ADR                                                  27,100            2,004,858
                                                                                                           ------------------

   TOTAL -- UNITED STATES
     (Cost $40,357,553)                                                                                            48,620,537
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   HUNGARY -- (3.3%)
   COMMON STOCKS -- (3.3%)
            Budapesti Elektromos Muvek RT                                                            185               19,979
            Delmagyarorszagi Aramszolgaltato Demasz RT                                             2,275              172,595
            Egis RT                                                                               37,757            2,191,573
            Gedeon Richter, Ltd.                                                                  46,937            5,787,398
            Magyar Olay-Es Gazipari RT                                                           168,429           11,378,991
            Matav RT                                                                           1,050,555            4,470,569
            Orszagos Takerekpenztar es Keresdelmi Bank RT                                        386,220           11,120,548
        *   Tiszai Vegyi Kombinat RT                                                             117,534            3,337,215
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $15,788,433)                                                                                            38,478,868
                                                                                                           ------------------

   POLAND -- (2.9%)
   COMMON STOCKS -- (2.9%)
        *   Agora SA                                                                              98,779            1,627,704
            Bank Polska Kasa Opieki - Grupa Pekao SA                                             156,792            6,298,522
            Bank Przemyslowo Handlowy Pbk                                                         31,526            4,505,988
            Bank Zackodni Wbk SA                                                                  93,312            2,588,125
        *   Big Bank Gdanski SA                                                                2,029,541            2,017,712
            Browary Zywiec SA                                                                     15,860            2,265,539
        *   Budimex SA                                                                            36,763              498,247
        *   Cersanit-Krasnystaw SA                                                                19,143              669,795
            Debica SA                                                                             19,800              629,652
            Frantschach Swiecie SA                                                               103,599            1,870,135
        *   Kredyt Bank SA                                                                       418,562            1,130,787
        *   Netia Holdings SA                                                                    495,665              693,189
        *   Optimus Technologie                                                                    6,873               19,884
            Orbis SA                                                                              77,409              588,461
            Polski Koncern Naftowy Orlen S.A.                                                    267,237            3,176,793
        *   Prokom Software SA                                                                    21,336              860,594
            Telekomunikacja Polska SA                                                            712,274            3,880,717
            Zaklady Metali Lekkich Kety SA                                                        15,120              634,050
                                                                                                           ------------------

   TOTAL -- POLAND
     (Cost $20,586,160)                                                                                            33,955,894
                                                                                                           ------------------

   PHILIPPINES -- (2.8%)
   COMMON STOCKS -- (2.8%)
            Aboitiz Equity Ventures, Inc.                                                      7,803,400              450,948
            Ayala Corp.                                                                       42,503,520            4,919,169
            Ayala Land, Inc.                                                                  27,511,576            3,520,442

            Bank of the Philippine Island                                                      4,641,373            4,205,045
        *   Equitable PCI Bank, Inc.                                                           2,217,300            2,033,902
        *   Filipina Water Bottling Corp.                                                      2,006,957                    0
            Metro Bank and Trust Co.                                                           4,584,435            2,367,654
            Petron Corp.                                                                      28,593,000            1,678,003
        *   Philippine Long Distance Telephone Co.                                               347,030            8,433,097
            SM Prime Holdings, Inc.                                                           29,223,000            3,897,503
            Union Bank of the Philippines                                                      1,572,300              643,209
                                                                                                           ------------------

   TOTAL -- PHILIPPINES
     (Cost $42,708,447)                                                                                            32,148,972
                                                                                                           ------------------

   ARGENTINA -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    899,000            1,281,979
        *   Alpargatas SA Industrial y Comercial                                                   1,078                  510
            Alto Palermo SA Series A                                                               5,000                8,852
            Banco del Sud Sociedad Anonima Series B                                               29,000               31,366
        *   Banco Frances del Rio de la Plata SA                                                 489,961              927,377
        *   Capex SA Series A                                                                     52,893               80,023
        *   Celulosa Argentina SA Series B                                                        18,750               15,632
        *   Central Costanera SA Series B                                                        114,100              143,976
        *   Central Puerto SA Series B                                                            16,000                8,240
        *   Garovaglio y Zorraquin SA                                                             28,000                3,831
        *   Gas Natural SA, Buenos Aires                                                         345,000              182,685
        *   Grupo Financiero Galicia SA Series B                                                 150,000              103,812
        *   IRSA Inversiones y Representaciones SA                                               657,649              635,086
        *   Juan Minetti SA                                                                      353,151              384,233
            Ledesma S.A.A.I.                                                                     242,632              149,957
        *   Metrogas SA Series B                                                                 543,115              197,555
        *   Molinos Rio de la Plata SA Series B                                                  694,833              950,576
        *   Perez Companc SA                                                                   2,329,901            2,377,465
        *   Renault Argentina SA                                                                 399,465               78,438
            Siderar SAIC Series A                                                                721,484            4,354,572
            Solvay Indupa S.A.I.C.                                                               555,366              572,067
        *   Telecom Argentina Stet-France SA Series B                                            977,000            1,993,890
            Tenaris SA                                                                           653,898            3,125,748
        *   Transportadora de Gas del Sur SA Series B                                          1,028,946            1,002,963
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,666,819)                                                                                            18,610,833
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BBVA Banco Frances Rights 11/17/04                                                   461,871              102,586
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ARGENTINA
     (Cost $24,666,819)                                                                                            18,713,419
                                                                                                           ------------------

   CZECH REPUBLIC -- (0.6%)
   COMMON STOCKS -- (0.6%)

            Ceske Telecom A.S.                                                                   146,147            2,187,806
            CEZ A.S.                                                                             192,592            2,777,894
            Komercni Banka A.S.                                                                   14,029            2,021,298
        *   Phillip Morris CR A.S.                                                                   478              318,931
                                                                                                           ------------------
   TOTAL -- CZECH REPUBLIC
     (Cost $5,099,679)                                                                                              7,305,929
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $5,216,000 FNMA Notes 2.95%, 11/14/07, valued at
              $5,223,318) to be repurchased at $5,151,269                                         5,151            5,151,000
                                                                                                           ------------------
      (Cost $5,151,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $817,432,373)                                                                                      $    1,161,660,237
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (12.0%)

   PREFERRED STOCKS -- (10.9%)
        *   Acesita SA                                                                            97,876   $        1,282,823
            Alpargatas-Santista Textil SA                                                        500,000               69,118
            Banco Mercantil do Brasil SA                                                         130,000               29,298
        *   Braskem SA                                                                        53,000,001            2,307,059
            Centrais Electricas de Santa Catarin Celesc Series B                                 840,000              327,353
            Companhia Brasileira de Petroleo Ipiranga SA                                          60,800              440,353
            Compania Paranaense de Energia Series B                                          232,500,000            1,070,184
            Confab Industrial SA                                                                 357,000              357,000
            Coteminas Cia Tecidos Norte de Minas                                               6,977,102              671,803
            Distribuidora de Produtos de Petroleo Ipiranga SA                                      3,900               48,750
            Duratex SA                                                                        13,400,000              591,176
        *   Electropaulo Electrecidade Metropolitana                                          29,980,000              791,384
            Embraco SA                                                                           262,000              126,184
            Embratel Participacoes SA                                                        273,800,000              640,209
        *   Empressa Metropolitanade Aguas e Energia SA                                       24,000,000               63,529
            Energetica do Ceara Coelce                                                        72,000,000              100,588

        *   ENERSUL Empresa Energetjica de Mato Grosso do Sul SA Series B                     13,156,000               41,137
            Fertibras SA                                                                           3,400               34,000
            Forca Luz Cataguazes Leopoldina Series A                                          23,400,000               10,754
            Forjas Taurus SA                                                                      88,000               42,706
            Fras-Le Preferred                                                                     20,200               59,337
            Globex Utilidades SA                                                                  25,268              105,485
        *   Gradiente Eletronica SA                                                                2,600                8,221
        *   Industria de Bebidas Antarctica Polar SA                                              23,000               22,197
        *   Inepar SA Industria e Construcoes                                                  9,900,001                3,276
            Klabin SA                                                                            687,000            1,212,353
            Lojas Americanas SA                                                               68,290,369              913,886
            Magnesita SA Series A                                                             20,500,000              109,660
            Magnesita SA Series C                                                                202,338                  974
            Marcopolo SA                                                                         124,000              289,029
            Metal Leve SA                                                                      3,400,000              216,250
            Metalurgica Gerdau SA                                                                 59,302            1,395,559
        *   Net Servicos de Communication SA                                                   1,604,500              353,934
        *   Paranapanema SA                                                                  146,200,000              255,312
            Perdigao SA NPV                                                                       47,900              845,822
            Random Implementos e Participacoes SA                                                162,500              370,404
        *   Rasip Agro-Pastoril SA                                                                51,000                4,594
        *   Refinaria de Petroleo Ipiranga SA                                                     12,300              153,705
            Ripasa SA Papel e Celulose                                                           442,000              658,125
            Sadia SA                                                                             585,000            1,182,904
            Saraiva Livreiros Editores                                                             4,000               17,794
        *   Sharp SA Equipamentos Eletronicos                                                 30,200,000                  222

            Suzano Bahia Sul Papel e Celullose SA                                                292,650            1,317,968
            Suzano Petroquimica SA                                                                30,000               77,647
            Tele Celular Sul Participacoes SA                                                783,795,284            1,207,391
            Tele Centro Oeste Celular Participacoes SA                                       279,011,618              936,535
        *   Tele Leste Celular Participacoes SA                                              559,666,572              131,686
            Tele Norte Celular Participacoes SA                                              549,505,027              103,032
            Telemig Celular Participacoes SA                                                 398,290,371              575,471
            Telesudeste Celular Participacoes SA                                             355,800,000              797,934
            Tim Sul SA Preferred Series B                                                     13,950,000              417,987
            Ultrapar Participants                                                             69,939,437            1,289,508
            Uniao des Industrias Petroquimicas SA Series B                                       563,520              743,764
        *   Varig Participacoes Em Transportes                                                   122,026                  538
        *   Varig Particpacoes Em Servicos                                                       116,823                  108
        *   Varig SA Viacao Aerea Riograndense                                                    16,000                8,412
            Weg SA                                                                               280,100              725,994
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $14,932,357)                                                                                            25,558,426
                                                                                                           ------------------

   COMMON STOCKS -- (1.1%)
        *   Acesita SA                                                                             4,290               54,414
            Acos Villares SA Avil                                                                120,000               16,324
            Avipal SA Avicultura e Agropecua                                                  50,900,000              149,332
            Eternit SA                                                                             1,200               15,794
            Metalurgica Gerdau SA                                                                  1,292               29,450
            Petroquimica do Sul Copesul                                                       18,200,000            2,141,176
        *   Rhodia Ster SA                                                                       640,780               49,472
            Sao Paulo Alpargatas SA                                                              510,000               54,373
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $1,145,539)                                                                                              2,510,335
                                                                                                           ------------------

   TOTAL -- BRAZIL
     (Cost $16,077,896)                                                                                            28,068,761
                                                                                                           ------------------

   SOUTH KOREA -- (11.7%)
   COMMON STOCKS -- (11.7%)
        *   Anam Semiconductor, Inc.                                                             112,513              301,360
            Asia Cement Manufacturing Co., Ltd.                                                    1,243               39,282
            Bing Grae Co., Ltd.                                                                    3,480              103,814
            Bu Kwang Pharmaceutical Co., Ltd.                                                     10,550              122,568
            Byuck San Engineering and Construction Co., Ltd.                                       8,750               32,858
        *   Capro Corp.                                                                           11,440               39,995
            Cheil Communications, Inc.                                                             2,497              359,580
            Cheil Industrial, Inc.                                                                25,600              381,009
            Choong Wae Pharmaceutical                                                              1,877               37,456
            Chungho Comnet Co., Ltd.                                                                 720                3,003
        *   Comtec Systems Co., Ltd.                                                               2,000                1,284
        *   Dae Ho Corp.                                                                             543                   67
            Dae Sang Corp.                                                                         8,020               36,626
            Dae Won Kang Up Co., Ltd.                                                              1,740               24,989
            Daeduck Electronics Co., Ltd.                                                         22,437              180,225
            Daeduck Industries Co., Ltd.                                                           7,526               70,505
            Daegu Bank Co., Ltd.                                                                  63,640              441,869

            Daehan City Gas Co., Ltd.                                                              2,621               42,498
            Daehan Flour Mills Co., Ltd.                                                             470               27,971
            Daesung Industrial Co., Ltd.                                                           1,690               36,555
        *   Daewoo International Corp.                                                            54,700              431,804
            Daewoo Motor Sales Corp.                                                              10,240               74,799
        *   Daewoo Precision Industries Co., Ltd.                                                  2,800               42,522
        *   Daewoo Securities Co., Ltd.                                                          137,720              451,043
            Daewoong Co., Ltd.                                                                     4,686               32,900
        *   Daewoong Pharmaceutical Co., Ltd.                                                      3,630               80,820
            Daishin Securities Co., Ltd.                                                          24,720              303,088
        *   Daou Technology, Inc.                                                                  7,000                8,815
            DC Chemical Co., Ltd.                                                                  7,316              123,089
            Dong Ah Tire Industrial Co., Ltd.                                                      7,300               32,265
            Dong Bu Insurance Co., Ltd.                                                           36,790              246,815
        *   Dong Yang Mec                                                                          7,020               28,869
            Dong-A Pharmaceutical Co., Ltd.                                                        3,229               80,572
            Dongbu Corp.                                                                           6,310               52,716
            Dongbu Steel Co., Ltd.                                                                 7,290               98,574
            Dongkuk Steel Mill Co., Ltd.                                                          43,637              800,699
            Dongwon F&B Co., Ltd.                                                                    900               36,813
            Dongwon Financial Holding Co., Ltd.                                                   19,848              167,948
        *   Doosan Corp.                                                                           7,390               91,277
            Doosan Heavy Industries & Construction Co., Ltd.                                      54,500              701,791
        *   Doosan Industrial Development Co., Ltd.                                               44,730              161,174
        *   Eastel Systems Corp.                                                                   4,307                3,640
        *   Fursys, Inc.                                                                           2,880               34,783
            Global Enterprise Co., Ltd.                                                            5,900               30,923
        *   Good Morning Securities Co., Ltd.                                                     94,500              315,679
            Green Cross Corp.                                                                      1,825               43,734
            Hae In Co., Ltd.                                                                       5,964                8,691
            Halla Climate Control Corp.                                                           53,740              504,116
            Han Kuk Carbon Co., Ltd.                                                               7,903               13,689
            Han Wha Corp.                                                                         43,150              520,976
            Hana Securities Co., Ltd.                                                              5,930               38,016
            Handok Pharmaceuticals Co., Ltd.                                                       3,860               46,622
            Handsome Corp.                                                                        13,420              111,474
            Hanil Cement Manufacturing Co., Ltd.                                                   3,308              167,814
            Hanjin Heavy Industry Co., Ltd.                                                       32,990              240,199
            Hanjin Transportation Co., Ltd.                                                        3,471               50,196
        *   Hankook Synthetics, Inc.                                                               1,000                2,721
            Hankuk Electric Glass Co., Ltd.                                                        4,480              217,435
            Hankuk Glass Industries, Inc.                                                          6,360              553,282
            Hankuk Paper Manufacturing Co., Ltd.                                                   1,450               34,248
            Hanmi Pharmaceutical Industrial Co, Ltd.                                               3,530              186,696
        *   Hansol Electronics Inc.                                                                  797                4,961
            Hansol Paper Co., Ltd.                                                                21,460              216,358
        *   Hanssem Co., Ltd.                                                                      6,820               40,083
        *   Hansung Enterprise Co., Ltd.                                                             620                3,108
            Hanwha Chemical Corp.                                                                 74,040              720,734
            Hanwha Securities Co., Ltd.                                                           13,070               30,064
            Hotel Shilla, Ltd.                                                                    15,138               96,784
            Huchems Fine Chemical Corp.                                                            5,616               21,257
        *   Hung Chang Co., Ltd.                                                                       6                   23
            Hyosung T & C Co., Ltd.                                                               16,258              174,838

        *   Hyundai Auton Co., Ltd.                                                              106,390              254,545
            Hyundai Cement Co., Ltd.                                                               2,570               68,958
        *   Hyundai Corp.                                                                          1,505                5,293
            Hyundai Department Store Co., Ltd.                                                    13,140              418,220
            Hyundai Development Co.                                                               39,110              638,848
        *   Hyundai Elevator Co., Ltd.                                                             3,394              158,220
            Hyundai Hysco                                                                         42,530              348,741
            Hyundai Marine & Fire Insurance Co., Ltd.                                             40,200              154,770
        *   Hyundai Merchant Marine Co., Ltd.                                                     65,410            1,000,126
        *   Hyundai Mipo Dockyard Co., Ltd.                                                       10,308              301,662
        *   Hyundai Securities Co., Ltd.                                                          71,159              285,068
        *   Il Jin Diamond Co., Ltd.                                                               2,000               28,538
        *   IlJin Electric, Ltd.                                                                   9,150               19,246
            IlShin Spinning Co., Ltd.                                                                380               13,460
        *   Inchon Oil Refinery Co., Ltd.                                                            373                   20
            ISU Chemical Co., Ltd.                                                                 1,530               11,647
        *   Isupetasys Co., Ltd.                                                                   7,160               11,652
            Jahwa Electronics Co., Ltd.                                                            6,230               64,018
            Jeonbuk Bank, Ltd.                                                                     8,590               36,121
        *   Jindo Corp.                                                                              500                3,984
            K.C. Tech Co., Ltd.                                                                    6,000               16,089
        *   KDB Capital Corp.                                                                     21,440               55,286
            KEC Corp.                                                                              3,035               57,386
            Kolon Industries, Inc.                                                                 5,090               28,125
        *   Kolon International                                                                      321                1,236
            Kolon International Corp.                                                              2,264               10,282
            Korea Circuit Co.                                                                      7,800               26,630
        *   Korea Data Systems Co., Ltd.                                                          35,000                6,315
        *   Korea Development Co., Ltd.                                                            3,480               59,280
            Korea Electric Terminal Co., Ltd.                                                      3,530               57,882
        *   Korea Express Co., Ltd.                                                                3,200               76,195
            Korea Fine Chemical Co., Ltd.                                                          1,388               13,417
            Korea Iron & Steel Co., Ltd.                                                           5,230              112,435
            Korea Iron & Steel Works Co., Ltd.                                                     3,328               48,136
            Korea Komho Petrochemical                                                             12,080              165,456
            Korea Line Corp.                                                                       5,130              181,738
            Korea Polyol Co., Ltd.                                                                 1,570               48,339
            Korea Reinsurance Co., Ltd.                                                           57,700              230,524
            Korea Zinc Co., Ltd.                                                                  10,530              301,311
        *   KP Chemical Corp.                                                                     45,391              209,505
        *   KTB Network, Ltd.                                                                     17,000               31,935
            Kukdong City Gas Co., Ltd.                                                             1,740               25,737
            Kumho Electronics Co., Ltd.                                                            1,987               53,125
            Kumho Industrial Co., Ltd.                                                            20,310              229,779
            Kyeryong Construction Industrial Co., Ltd.                                             2,060               28,540
            Kyobo Securities Co., Ltd.                                                            10,440               20,616
            LG Ad Inc., Ltd.                                                                       4,120               70,659
            LG Cable, Ltd.                                                                        19,390              379,458
            LG Caltex Gas Co., Ltd.                                                                1,980               45,287
            LG Engineering & Construction Corp.                                                   28,150              729,652
            LG Household & Healthcare Co., Ltd.                                                    8,720              225,016
        *   LG Industrial Systems, Ltd.                                                           16,950              290,119
            LG Insurance Co., Ltd.                                                                27,140              161,743
            LG International Corp.                                                                33,488              297,583

        *   LG Investment & Securities Co., Ltd.                                                  61,810              447,023
        *   LG Life Sciences, Ltd.                                                                 9,215              318,888
            LG Petrochemical Co., Ltd.                                                            13,800              344,205
            Lotte Chilsung Beverage Co., Ltd.                                                        880              682,201
            Lotte Confectionary Co., Ltd.                                                          1,030              628,055
            Lotte Sam Kang Co., Ltd.                                                                 230               20,374
            Meritz Securities Co., Ltd.                                                            2,940                7,110
        *   Midopa Co., Ltd.                                                                      27,910              122,648
            Namhae Chemical Corp.                                                                 13,104               23,262
            Namyang Dairy Products Co., Ltd.                                                         340              107,986
            Nong Shim Holdings Co., Ltd.                                                             780               43,918
            Oriental Fire & Marine Insurance Co., Ltd.                                             2,750               43,750
            ORION Corp.                                                                            3,490              338,972
            Ottogi Corporation                                                                       990               38,201
        *   Pacific Industries, Inc.                                                               2,100               23,189
        *   Pantech Co., Ltd.                                                                      8,690               31,984
            Poong San Corp.                                                                       12,640              169,570
            Pulmuone Co., Ltd.                                                                     2,030              101,185
            Pusan Bank                                                                            72,900              563,234
            Pusan City Gas Co., Ltd.                                                               3,000               42,904
            Pyung Hwa Industrial Co., Ltd.                                                         6,170               23,465
            S1 Corp.                                                                              15,730              509,024
        *   Saehan Industries, Inc.                                                                7,440               12,560
            Samchully Co., Ltd.                                                                    1,370               81,006
        *   Samlip Industrial Co., Ltd.                                                            4,560               27,768
        *   Samsung Engineering Co., Ltd.                                                         15,780              109,501
            Samsung Fine Chemicals                                                                14,950              263,174
        *   Samsung Techwin Co., Ltd.                                                             51,810              376,421
            Samyang Corp.                                                                          4,730              162,288
            Samyang Genex Co., Ltd.                                                                  220                8,323
        *   Samyoung Corp.                                                                         2,170               20,003
            Samyoung Electronics Co., Ltd.                                                         5,800               39,473
            Sejong Securities Co., Ltd.                                                            3,659                5,883
            Seondo Electric Co., Ltd.                                                              4,400                5,949
            Seoul City Gas Co., Ltd.                                                               2,750               64,156
        *   Seoul Securities Co., Ltd.                                                            19,500               58,806
            Shin Young Securities Co., Ltd.                                                        2,620               34,960
        *   Shindongbang Corp.                                                                       710               10,364
        *   Shindongbang Corp.                                                                     1,696               11,598
            Shinmoorim Paper Manufacturing Co., Ltd.                                               2,858               19,881
        *   Shinsung Engineering Co., Ltd.                                                        11,880               32,875
            Sindo Ricoh                                                                            5,860              347,528
        *   SK Chemicals Co., Ltd.                                                                 5,140               56,689
            SK Gas Co., Ltd.                                                                       2,500               57,153
        *   SKC Co., Ltd.                                                                         14,290              116,133
        *   Ssang Bang Wool Co., Ltd.                                                              6,950               16,042
        *   Ssangyong Cement Industry Co., Ltd.                                                  148,450              173,162
        *   Ssangyong Motor Co.                                                                   53,830              329,892
            STX Corp.                                                                              5,508               37,008
        *   STX Engine                                                                             4,692               21,614
            Suheung Capsule Co., Ltd.                                                              1,900               10,868
            Sung Shin Cement Co., Ltd.                                                            10,040              191,033
        *   Sunkyong Securities Co., Ltd.                                                        120,920               54,530
            Tae Kwang Industrial Co., Ltd.                                                           200               68,802

            Tae Young Corp.                                                                        3,274              112,360
            Taegu Department Store Co., Ltd.                                                       3,130               22,070
            Tai Han Electric Wire Co., Ltd.                                                       19,511              157,406
        *   Tong Yang Investment Bank                                                             28,710               54,681
        *   Tongil Heavy Industries Co., Ltd.                                                     46,780               32,028
        *   Trigem Computer, Inc.                                                                 21,159               56,596
            Union Steel Manufacturing Co., Ltd.                                                    3,862              137,206
            Woongjin Coway Co., Ltd.                                                               6,930               63,947
            Woongjin.Com Co., Ltd.                                                                 6,810               23,820
            Youlchon Chemical Co., Ltd.                                                            8,890               69,309
        *   Young Poong Mining & Construction Corp.                                                1,580                   83
            Youngone Corp.                                                                        18,210               62,336
            Yuhan Corp.                                                                            3,702              337,059
                                                                                                           ------------------
   TOTAL -- SOUTH KOREA
     (Cost $20,410,180)                                                                                            27,468,496
                                                                                                           ------------------

   SOUTH AFRICA -- (11.6%)
   COMMON STOCKS -- (11.6%)
            ADCorp Holdings, Ltd.                                                                 43,285              124,482
            Advtech, Ltd.                                                                        120,000               26,495
            Aeci, Ltd.                                                                            79,460              506,641
            Afgri, Ltd.                                                                          280,296              348,084
            African Life Assurance Co., Ltd.                                                     102,921              293,098
            African Oxygen, Ltd.                                                                  94,934              376,356
        *   Afrikander Lease, Ltd.                                                               116,023               36,028
            Afrox Healthcare                                                                      45,403              111,955
            AG Industries, Ltd.                                                                  107,512               50,838
            Alexander Forbes, Ltd.                                                               259,170              478,307
            Allied Electronics Corp., Ltd.                                                        84,012              240,755
            Allied Technologies, Ltd.                                                             82,724              663,604
            Amalgamated Appliance Holdings, Ltd.                                                 142,094              132,766
        *   Anglovaal Mining, Ltd.                                                                93,461              474,496
            Aspen Pharmacare Holdings PLC                                                        297,721              847,245
            Astral Foods, Ltd.                                                                    33,426              298,802
            Aveng, Ltd.                                                                          241,648              484,439
            Bearing Man, Ltd.                                                                     69,024               89,269
        *   Bell Equipment, Ltd.                                                                  57,476               61,452
            Brandcorp Holdings, Ltd.                                                              43,383               60,581
        *   Business Connexion Group, Ltd.                                                       229,687              196,515
            Bytes Technology Group, Ltd.                                                         113,445              148,575
            Capital Alliance Holdings, Ltd.                                                      148,529              415,186
            Capitec Bank Holdings, Ltd.                                                           37,860               76,243
            Cashbuild, Ltd.                                                                       13,473               82,424
            Caxton & CTP Publishers & Printers, Ltd.                                             356,504              602,347
            Ceramic Industries, Ltd.                                                              13,297              217,654
            City Lodge Hotels, Ltd.                                                               28,074              164,766
        *   Connection Group Holdings, Ltd.                                                       26,487               45,136
        *   Corpcapital, Ltd.                                                                    241,136               29,188
            Cullinan Holdings, Ltd.                                                               10,000                  984
        *   Datacentrix Holdings, Ltd.                                                           162,198               70,351
        *   Datatec, Ltd.                                                                         92,603              157,817

            Delta Electrical Industries, Ltd.                                                     38,338              215,025
        *   Dimension Data Holdings PLC                                                          527,088              343,980
            Distell Group, Ltd.                                                                  160,135              704,309
        *   Distribution & Warehousing Network, Ltd.                                              98,577               81,951
            Dorbyl, Ltd.                                                                          18,237               80,526
        *   Durban Roodeport Deep, Ltd.                                                          196,023              334,038
        *   Ellerine Holdings, Ltd.                                                               62,039              555,892
            Enviroserv Holdings, Ltd.                                                             64,500               40,120
            Famous Brands, Ltd.                                                                    9,678               11,622
            Foschini, Ltd.                                                                       168,564            1,028,317
        *   Frontrange, Ltd.                                                                      62,223               51,508
            Gold Reef Casino Resorts, Ltd.                                                       169,887              333,109
            Grindrod, Ltd.                                                                        36,506              248,733
            Group Five, Ltd.                                                                      40,465               99,507
            Highveld Steel & Vanadilum Corp., Ltd.                                                85,563              710,439
            Hudaco Industries, Ltd.                                                               23,083              125,222
            Iliad Africa, Ltd.                                                                   112,877              187,711
            Illovo Sugar, Ltd.                                                                   203,494              285,266
            Investec, Ltd.                                                                        17,097              486,910
        *   JCI, Ltd.                                                                          1,622,051               92,297
            Johnic Communications, Ltd.                                                           86,930              434,028
            Kersaf Investments, Ltd.                                                              58,532              529,881
            M Cubed Holdings, Ltd.                                                               385,000               27,147
        *   Medi-Clinic Corp., Ltd.                                                              277,002              681,819
            Metair Investment, Ltd.                                                                4,447              136,394
        *   Metorex, Ltd.                                                                        101,510               47,219
        *   Metoz Holdings, Ltd.                                                               1,278,869              452,228
            Metropolitan Holdings, Ltd.                                                          451,465              744,437
            Murray & Roberts Holdings, Ltd.                                                      215,729              543,023
            Mustek, Ltd.                                                                          20,612               30,206
            New Clicks Holdings, Ltd.                                                            290,335              485,819
            Northam Platinum, Ltd.                                                               183,217              282,407
        *   Nu-World Holdings                                                                     11,932               66,262
            Oceana Group                                                                          86,619              228,048
            Omnia Holdings, Ltd.                                                                  37,562              282,095
        *   Palabora Mining Co., Ltd.                                                             20,554              132,879
            Peregrine Holdings, Ltd.                                                             134,813               62,416
        *   Primedia Limited 'n'                                                                 161,922              320,154
            PSG Group, Ltd.                                                                       63,250               59,229
            Rainbow Chicken, Ltd.                                                                209,727              253,031
        *   Randgold and Expl CO                                                                  42,939               88,658
            Rebserve Holdings, Ltd.                                                              151,070              229,939
            Redefine Income Fund, Ltd.                                                            34,692               18,721
        *   Relyant Retail, Ltd.                                                                 724,775              275,746
            Reunert                                                                              113,771              684,839
        *   SA Chrome and Alloys                                                                 798,852              117,692
        *   Sage Group, Ltd.                                                                     201,897               51,397
            Santam, Ltd.                                                                          54,533              630,359
            Shoprite Holdings Ltd                                                                378,315              836,707
            Specialty Stores Ltd.                                                                173,245              337,992
            Spur Corp., Ltd.                                                                      53,697               55,555
            Super Group, Ltd.                                                                    280,556              604,103
            Tiger Wheels, Ltd.                                                                    47,140              215,410
            Tongaat-Hulett Group, Ltd.                                                            93,729              808,683

            Tourism Investment                                                                   647,510              156,466
            Trans Hex Group, Ltd.                                                                 69,964              218,163
        *   Trencor, Ltd.                                                                        142,114              318,490
            Truworths International, Ltd.                                                        312,815              903,870
            UCS Group, Ltd.                                                                      144,872               35,717
            Unitrans Ltd                                                                          65,023              350,435
            Value Group, Ltd.                                                                     49,189               14,569
        *   Western Areas Ltd                                                                     90,489              423,564
            Wilson Bayly Holme                                                                    40,403              178,341
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $19,461,411)                                                                                            27,283,499
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   South African Rand                                                                                          3,331
                                                                                                           ------------------
   (Cost $3,130)
   TOTAL -- SOUTH AFRICA
     (Cost $19,464,541)                                                                                            27,286,830
                                                                                                           ------------------

   MALAYSIA -- (10.9%)
   COMMON STOCKS -- (10.9%)
        *   A&M Realty Berhad                                                                     65,000               23,608
            ACP Industries Berhad                                                                 34,000               10,913
            Affin Holdings Berhad                                                              1,335,800              628,525
            Amalgamated Industrial Steel Berhad                                                   11,250                2,559
        *   AMBD Berhad                                                                           58,000                2,821
            Amway (Malaysia) Holdings Berhad                                                     190,700              338,284
            Ann Joo Resources Berhad                                                              83,000               41,485
        *   Anson Perdana Berhad                                                                  10,000                  118
        *   Antah Holding Berhad                                                                  23,000                1,539
        *   Aokam Perdana Berhad                                                                      36                   11
            APM Automotive Holdings Berhad                                                        74,500               47,822
        *   Arab Malaysia Corp. Berhad                                                           558,000              198,061
            Asas Dunia Berhad                                                                     16,000                3,990
        *   Asia Pacific Land Berhad                                                              70,000                5,147
            Asiatic Development Berhad                                                           926,300              428,729
        *   Avenue Assets Berhad                                                                 254,000               36,722
            Ayer Hitam Planting Syndicate Berhad                                                   6,000                3,766
            Bandar Raya Developments Berhad                                                      466,600              243,009
            Batu Kawan Berhad                                                                    302,400              477,646
        *   Berjaya Capital Berhad                                                               391,000               92,536
            Berjaya Land Berhad                                                                  465,000              100,233
            Bernas Padiberas Nasional Berhad                                                     242,500              108,941
            Bimb Holdings Berhad                                                                 208,200               99,693
            Bintai Kinden Corp. Berhad                                                            16,000                5,215
            Bolton Properties Berhad                                                              96,000               23,061
            Boustead Holdings Berhad                                                             530,800              244,331
            Cahya Mata Sarawak Berhad                                                            153,000               66,458
        *   Camerlin Group Berhad                                                                 58,000               15,255
            Carlsberg Brewery Malaysia Berhad                                                    179,800              520,603
            Cement Industries of Malaysia Berhad                                                  48,800               23,108
            Chemical Co. of Malaysia Berhad                                                      102,000               60,387

            Chin Teck Plantations Berhad                                                          33,000               43,452
        *   Cosway Corp. Berhad                                                                  113,000               23,502
            Courts Mammoth Berhad                                                                149,000               64,607
            Cycle & Carriage Bintang Berhad                                                       15,000               12,384
        *   Damansara Realty Berhad                                                               65,000                2,384
            Datuk Keramik Holdings Berhad                                                         24,000                  634
            Dijaya Corp. Berhad                                                                   96,000               24,585
            Diperdana Corp. Berhad                                                                 3,000                1,339
            Diversified Resources Berhad                                                         704,300              418,716
            DNP Holdings Berhad                                                                   34,000                6,000
        *   E&O Property Development Berhad                                                      723,200              132,030
            Eastern & Oriental Berhad                                                             72,000               13,814
        *   Econstates Berhad                                                                     55,500               15,609
            Edaran Otomobil Nasional Berhad                                                      173,600              151,915
            Esso Malaysia Berhad                                                                 183,500              120,682
            Europlus Berhad                                                                       25,700                4,221
        *   Faber Group Berhad                                                                    16,000                2,526
            Far East Holdings Berhad                                                              23,700               23,452
        *   FCW Holdings Berhad                                                                   24,000                2,240
        *   Fountain View Development Berhad                                                     447,600              588,800
            Fraser & Neave Holdings Berhad                                                       430,600              554,704
            Globetronics Technology Berhad                                                       796,400              112,162
            Glomac Berhad                                                                         70,200               40,216
            Gold IS Berhad                                                                        77,000               29,771
        *   Golden Plus Holdings Berhad                                                           16,000               11,515
        *   Gopeng Berhad                                                                         17,000                2,753
            Guiness Anchor Berhad                                                                375,400              508,605
        *   Gula Perak Berhad                                                                     97,700               42,396
            Guthrie Ropel Berhad                                                                  35,900               35,512
            Hap Seng Consolidated Berhad                                                         491,400              321,518
            Heitech Padu Berhad                                                                   26,000               17,752
            Highlands and Lowlands Berhad                                                        411,700              387,628
        *   HLG Capital Berhad                                                                    12,000                3,124
            Hock Seng Lee Berhad                                                                  44,160               38,109
            Hong Leong Industries Berhad                                                         224,200              282,972
            Hong Leong Properties Berhad                                                         259,100               41,530
            Hume Industries (Malaysia) Berhad                                                    163,967              215,494
            Hwang-DBS (Malaysia) Berhad                                                           97,500               42,524
            IGB Corp. Berhad                                                                   1,480,450              505,736
            IJM Corp. Berhad                                                                     255,500              314,590
            IJM Plantations Berhad                                                                37,600               11,968
        *   Insas Berhad                                                                         226,000               23,461
            Island & Peninsular Berhad                                                           439,700              548,045
        *   Jaks Resources Berhad                                                                  1,000                  447
            Jaya Jusco Stores Berhad                                                             133,100              171,569
            Jaya Tiasa Holdings Berhad                                                           202,100              212,634
        *   Johan Holdings Berhad                                                                 30,000                2,132
            John Hancock Life Insurance (M) Berhad                                                46,000               27,795
            Johor Port Berhad                                                                    296,600              166,715
            Johore Tenggara Oil Palm Berhad                                                       59,200               16,807
            JT International Berhad                                                              315,100              374,568
            K & N Kenanga Holdings Berhad                                                        287,300               61,955
            Keck Seng (Malaysia) Berhad                                                           23,000               11,253
            KFC Holdings (Malaysia) Berhad                                                       163,200              148,500

            Kian Joo Can Factory Berhad                                                           72,900               54,622
            Kim Hin Industry Berhad                                                               52,000               30,061
            KPJ Healthcare Berhad                                                                 62,000               24,461
        *   Kretam Holdings Berhad                                                                15,000                3,350
            KSL Holdings Berhad                                                                   64,500               39,117
        *   Kub Malaysia Berhad                                                                  181,000               28,560
            Kulim Malaysia Berhad                                                                127,850               95,867
        *   Kumpulan Hartanah Selangor Berhad                                                    166,500               17,200
            Kwantas Corp. Berhad                                                                  68,600               92,943
            Ladang Perbadanan-Fima Berhad                                                         11,000                9,389
        *   Land & General Berhad                                                                180,000               14,198
            Landmarks Berhad                                                                     182,600               42,643
        *   Leader Universal Holdings Berhad                                                      69,000                7,898
        *   Leong Hup Holdings Berhad                                                             46,000               11,007
            Lingkaran Trans Kota Holdings Berhad                                                 555,600              390,317
            Lingui Development Berhad                                                            219,000               77,572
            Lion Diversified Holdings Berhad                                                     321,000              180,661
            Lion Industries Corp. Berhad                                                         481,100              241,508
            Liqua Health Corp. Berhad                                                                173                   44
            MAA Holdings Berhad                                                                  137,533              195,198
            Magnum 4D Berhad                                                                      80,000               77,820
            Malayan Cement Berhad                                                              1,453,050              295,984
            Malayawata Steel Berhad                                                               72,000               41,287
        *   Malaysia Aica Berhad                                                                  48,200               29,661
        *   Malaysia Building Society Berhad                                                      35,000                7,486
            Malaysia Industrial Development Finance Berhad                                     1,094,100              373,979
            Malaysia Mining Corp. Berhad                                                         732,900              412,671
            Malaysia Smelting Corp. Berhad                                                        23,000               37,513
            Malaysian Mosaics Berhad                                                             229,300               94,701
            Malaysian National Reinsurance Berhad                                                 80,500               72,841
            Malaysian Oxygen Berhad                                                              163,400              528,719
            Malaysian Plantations Berhad                                                         622,500              386,219
        *   Malaysian Resources Corp. Berhad                                                      94,666               20,146
        *   Mancon Berhad                                                                         12,000                2,747
            Maruichi Malaysia Steel Tube Berhad                                                   58,600               33,755
            Matsushita Electric Co. (Malaysia) Berhad                                             39,984              108,317
            MBM Resources Berhad                                                                 102,966               65,044
        *   Media Prima Berhad                                                                    61,533               28,141
        *   Merces Holdings Berhad                                                                 1,250                  177
            Metro Kajang Holdings Berhad                                                          58,800               22,258
            Mieco Chipboard Berhad                                                                69,000               48,932
        *   MTD Infraperdana Berhad                                                              878,500              164,868
            MUI Properties Berhad                                                                 75,200                7,026
        *   Mulpha International Berhad                                                        1,287,350              231,855
        *   Multi-Purpose Holdings Berhad                                                        457,000              135,535
        *   Mycron Steel Berhad                                                                   14,650                5,513
            Naim Cendera Berhad                                                                  162,900              140,572
        *   Naluri Berhad                                                                        491,000               77,466
        *   Nam Fatt Berhad                                                                        9,000                1,396
            Narra Industries Berhad                                                               16,000                7,130
            NCB Holdings Berhad                                                                  529,800              379,072
            Negara Properties (Malaysia) Berhad                                                    6,000                5,967
        *   New Straits Times Press (Malaysia) Berhad                                            210,800              231,653
            Nikko Electronics Berhad                                                              36,600               13,863

            NV Multi Corp. Berhad                                                                129,500               15,343
        *   NWP Holdings Berhad                                                                  112,000               24,709
            Nylex (Malaysia) Berhad                                                               41,500                7,748
            Oriental Holdings Berhad                                                             362,900              425,725
            OSK Holdings Berhad                                                                  616,333              251,286
            OSK Property Holdings Berhad                                                           3,393                1,115
            Pacific & Orient Berhad                                                               40,400               18,056
            Pacificmas Berhad                                                                      9,500               15,503
            Pan Malaysia Cement Works Berhad                                                     192,000               25,739
        *   Pan Malaysian Industries Berhad                                                      818,000               18,301
        *   Pan Pacific Asia Berhad                                                               12,000                  284
        *   Panglobal Berhad                                                                      14,000                6,963
            PBA Holdings Berhad                                                                   52,400               23,160
            Pelangi Berhad                                                                       268,700               38,863
        *   Pernas International Holdings Berhad                                                 224,000               40,388
            Petaling Garden Berhad                                                                94,000               39,071
            Phileo Allied Berhad                                                                 557,200              367,595
            PK Resources Berhad                                                                   14,000                2,594
        *   Prime Utilities Berhad                                                                 3,000                  825
        *   Promet Berhad                                                                         52,000                3,968
        *   Puncak Niaga Holdings Berhad                                                         491,100              423,292
            QL Resources Berhad                                                                   57,000               35,528
        *   QSR Brand Berhad                                                                      32,000               16,947
            Ramatex Berhad                                                                       292,700              268,227
        *   Ranhill Berhad                                                                       206,460              358,348
        *   Ranhill Utilities Berhad                                                              92,060               61,565
        *   Rashid Hussain Berhad                                                                182,000               33,018
        *   Rekapacific Berhad                                                                    55,000                    0
            Road Builders (Malaysia) Holdings Berhad                                             425,000              290,640
            Sapura Telecommunications Berhad                                                      64,846               27,269
            Sarawak Enterprise Corp. Berhad                                                      421,000              151,697
        *   Saship Holdings Berhad                                                                23,000                5,387
            SCB Developments Berhad                                                               80,800               93,535
            Scomi Group Berhad                                                                 1,072,600              485,296
            Selangor Properties Berhad                                                           316,800              189,993
            Shangri-La Hotels (Malaysia) Berhad                                                  114,000               37,179
            Shell Refining Co. Federation of Malaysia Berhad                                     190,500              446,150
            SHL Consolidated Berhad                                                               75,000               31,789
        *   Sime Engineering Services Berhad                                                     279,100               99,791
            Sime UEP Properties Berhad                                                           133,000              146,947
            Southern Acids (Malaysia) Berhad                                                      41,000               19,307
            Southern Steel Berhad                                                                118,400               69,420
            SP Setia Berhad                                                                      351,400              371,626
        *   SRI Hartemas Berhad                                                                   65,000                7,099
            Star Publications (Malaysia) Berhad                                                  229,300              410,039
            Subur Tiasa Holdings Berhad                                                           65,000               40,708
            Sunrise Berhad                                                                       241,220              105,943
            Sunway City Berhad                                                                   139,000               61,836
        *   Sunway Holdings, Inc. Berhad                                                         442,700              145,546
        *   Suria Capital Holdings Berhad                                                        186,000               26,602
        *   Symphony House Berhad                                                                 20,571                4,485
            Ta Ann Holdings Berhad                                                               159,800              277,335
            Ta Enterprise Berhad                                                               1,428,500              338,060
            Talam Corp. Berhad                                                                    12,850                3,720

        *   Tamco Corp. Holdings Berhad                                                           83,000                7,972
            Tan Chong Motor Holdings Berhad                                                      716,900              313,053
        *   Tanah Emas Corp. Berhad                                                               65,000               22,868
            Tasek Corp. Berhad                                                                    37,000               24,351
        *   Time Dotcom Berhad                                                                 1,001,500              182,746
            Top Glove Corp. Berhad                                                                51,300              108,669
            Tractors Malaysia Holdings Berhad                                                    143,400               87,908
            Tradewinds (Malaysia) Berhad                                                         117,000               84,638
        *   Trengganu Development & Management Berhad                                             79,700               20,591
            Tronoh Mines Malaysia Berhad                                                         205,000              152,685
            UAC Berhad                                                                            25,000               31,846
            Uchi Technologies Berhad                                                             253,500              152,682
            UDA Holdings Berhad                                                                   81,000               32,331
        *   UEM World Berhad                                                                   1,947,500              552,606
            Unico-Desa Plantations Berhad                                                        316,000               38,266
            Union Paper Holdings Berhad                                                           70,000               14,350
            Uniphone Telecommunications Berhad                                                    43,000                9,890
            Unisem (M) Berhad                                                                    152,500              302,244
            United Malacca Rubber Estates Berhad                                                  47,500               44,030
            United Malayan Land Berhad                                                            13,000                3,642
            United Plantations Berhad                                                            233,600              310,163
        *   Utama Banking Group Berhad                                                           122,000               27,602
            Wah Seong Corp                                                                       164,000               87,900
            Worldwide Holdings Berhad                                                             52,000               28,151
            WTK Holdings Berhad                                                                   93,600              147,601
            Yeo Hiap Seng (Malaysia) Berhad                                                       47,300               24,416
            Yu Neh Huat Berhad                                                                       500                  167
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,120,664)                                                                                            25,665,786
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Kulim Malaysia Berhad Warrants 06/30/09                                               13,250                2,894
        *   Liqua Health Marketing Berhad Warrants 09/09/08                                           34                    6
        *   Mieco Chipboard Berhad Warrants 04/21/09                                              23,000                8,413
        *   QSR Brand Berhad Warrants 01/24/07                                                    12,800                2,771
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $605)                                                                                                       14,084
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $26,121,269)                                                                                            25,679,870
                                                                                                           ------------------

   TAIWAN -- (10.8%)
   COMMON STOCKS -- (10.8%)
            Ability Enterprise Co., Ltd.                                                          66,197               32,887
            Abit Computer Co., Ltd.                                                              131,260               39,739
        *   Accton Technology Corp.                                                              178,000               71,762
            Advantech Co., Ltd.                                                                  179,902              411,682
            Altek Corp.                                                                           16,800                9,851
        *   Ambassador Hotel                                                                      60,000               33,461
            Amtran Technology Co., Ltd.                                                          122,216               49,256
        *   Arima Computer Corp.                                                                 386,000              112,652

            Asia Polymer Corp.                                                                    44,280               23,578
        *   Askey Computer Co., Ltd.                                                              84,321               43,464
            Audix Co., Ltd.                                                                       18,942               14,676
        *   Aurora Corp.                                                                          52,250               28,760
            Avermedia Technologies, Inc.                                                          30,844               26,374
            Avision, Inc.                                                                         25,030               14,117
            Bank of Kaohsiung Co., Ltd.                                                          141,966               99,641
            Basso Industry Corp., Ltd.                                                            28,600               59,320
        *   Behavior Tech Computer Corp.                                                         117,000               29,935
        *   Bes Engineering Corp.                                                                455,572               79,544
        *   Carnival Industrial Corp.                                                             95,000               15,704
            Catcher Co., Ltd.                                                                    110,692              327,760
            Cathay Real Estate Development Co., Ltd.                                             439,753              237,694
        *   Central Insurance Co., Ltd.                                                           60,000               21,268
            Central Reinsurance Co., Ltd.                                                         69,133               27,794
            Cheng Loong Corp.                                                                    431,330              157,416
            Cheng Uei Precision Industry Co., Ltd.                                               134,320              256,583
        *   Chia Hsin Cement Corp.                                                               196,000               87,957
        *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                                           153,330               19,575
            Chicony Electronics Co., Ltd.                                                        148,639              135,566
        *   Chien Shing Stainless Steel Co., Ltd.                                                 56,000               25,679
        *   China General Plastics Corp.                                                          76,000               33,351
        *   China Life Insurance Co., Ltd.                                                       296,418              179,818
        *   China Man-Made Fiber Co., Ltd.                                                       390,280              201,313
            China Metal Products Co., Ltd.                                                        23,705               27,056
        *   China Petrochemical Development Corp.                                                726,000              150,291
        *   China Rebar Co., Ltd.                                                                126,800               15,126
            China Steel Chemical Corp.                                                            47,552               71,097
        *   China Synthetic Rubber Corp.                                                          59,987               20,873
        *   China United Trust & Investment Corp.                                                220,000               22,572
            Chin-Poon Industrial Co., Ltd.                                                        36,809               21,381
        *   Chou Chin Industrial Co., Ltd.                                                        42,180                    0
            Chroma Ate, Inc.                                                                      57,954               43,049
        *   Chun Yu Works & Co., Ltd.                                                             69,000               26,304
            Chun Yuan Steel Industrial Co., Ltd.                                                 105,000               68,109
            Chung Hsin Electric & Machinery Co., Ltd.                                            120,000               49,209
            Chung Hwa Pulp Corp.                                                                 142,594               68,235
            Clevo Co.                                                                             84,381               26,579
            Compal Commun                                                                        168,250              277,001
        *   Compeq Manufacturing Co., Ltd.                                                       383,000              135,825
            Continental Engineering Corp.                                                        248,979              109,681
        *   Cosmos Bank Taiwan                                                                   327,000              151,609
            CTCI Corp.                                                                           165,663               93,053
            Der Pao Construction Co., Ltd.                                                        78,000               17,010
            D-Link Corp.                                                                         297,271              319,487
            Edom Technology Co., Ltd.                                                             14,160                9,861
            Elan Microelectronincs Corp.                                                          82,784               44,990
            Elite Semiconductor Memory Technology, Inc.                                           55,600              112,412
            Elitegroup Computer Systems Co., Ltd.                                                275,250              131,642
        *   Enlight Corp.                                                                         53,000               12,746
        *   Entie Commercial Bank                                                                986,246              335,476
            Epistar Corp.                                                                         38,030               44,681
        *   ET Internet Technology Corp.                                                         195,114              103,633
            Eternal Chemical Co., Ltd.                                                           228,700              140,094

        *   Everest Textile Co., Ltd.                                                            115,360               34,574
            Evergreen International Storage & Transport Corp.                                    490,000              225,782
            Everlight Chemical Industrial Corp.                                                   65,000               23,526
            Everlight Electronics Co., Ltd.                                                       92,004               93,262
        *   Everspring Industry Co., Ltd.                                                         51,000               10,877
            Far East Department Stores, Ltd.                                                     476,000              266,141
            Far Eastern International Bank                                                       492,000              293,482
            Federal Corp.                                                                         77,229               45,427
            Feng Hsin Iron & Steel Co., Ltd.                                                     309,180              352,149
            Feng Tay Enterprise Co., Ltd.                                                        167,468              183,311
        *   FIC Global, Inc.                                                                     142,875               20,395
            First Copper Technology Co., Ltd.                                                     62,000               26,799
            Formosa International Hotels Corp.                                                    49,500               58,559
            Formosa Taffeta Co., Ltd.                                                            935,000              430,742
        *   Formosan Rubber Group, Inc.                                                           68,000               27,618
            Giant Manufacture Co., Ltd.                                                          111,170              167,472
        *   Giga Storage Corp.                                                                    43,859               14,252
            Giga-Byte Technology Co., Ltd.                                                       365,000              435,820
            Globe Union Industrial Corp.                                                          37,855               41,723
        *   Gold Circuit Electronics, Ltd.                                                        77,446               32,769
        *   Goldsun Development & Construction Co., Ltd.                                         295,000               77,308
        *   Grand Pacific Petrochemical Corp.                                                    115,000               47,326
            Great China Metal Industry Co., Ltd.                                                  63,000               39,768
            Great Taipei Gas Co., Ltd.                                                            97,000               36,520
            Great Wall Enterprise Co., Ltd.                                                       64,890               15,961
            Greatek Co., Ltd.                                                                     87,701               74,647
            Hey Song Corp.                                                                        96,000               30,019
            Ho Tung Holding Corp.                                                                153,486               47,747
        *   Hocheng Corp.                                                                         71,000               18,413
            Hotai Motor Co., Ltd.                                                                179,000              357,491
            Hsin Kuang Steel Co., Ltd.                                                            25,854               39,813
        *   Hsinchu International Bank                                                           579,700              367,213
            Hsing Ta Cement Co., Ltd.                                                            103,000               31,668
            Hua Eng Wire & Cable Co., Ltd.                                                       113,565               28,097
            Hung Poo Construction Corp.                                                           76,000               47,632
        *   Hung Sheng Construction Co., Ltd.                                                    161,000               69,089
            Ichia Technologies, Inc.                                                              72,905               96,583
            Infortrend Technology, Inc.                                                           45,900               93,689
        *   K Laser Technology, Inc.                                                              20,343               12,745
        *   Kao Hsing Chang Iron & Steel Corp.                                                   101,000               46,071
            Kaulin Manufacturing Co., Ltd.                                                        18,400               16,655
            Kendra Rubber Industrial Co., Ltd.                                                   110,872               85,028
            King Yuan Electronics Co., Ltd.                                                      396,386              256,441
        *   Kingdom Construction Co., Ltd.                                                       107,000               33,016
        *   King's Town Construction Co., Ltd.                                                    36,000               63,289
            Kinpo Electronics, Inc.                                                              699,560              298,192
            Knowledge-Yield-Excellence Systems Corp.                                              25,966               16,588
            Largan Precision Co., Ltd.                                                            63,000              367,447
        *   Lead Data Co., Ltd.                                                                   86,920               15,794
        *   Lealea Enterprise Co., Ltd.                                                          110,000               21,237
            Lee Chang Yung Chemical Industry Corp.                                                72,075               32,360
        *   Lelon Co., Ltd.                                                                       29,170                9,819
        *   Leofoo Development Co., Ltd.                                                          35,000               12,638
            Li Shin International Enterprise Corp.                                                26,544               10,813

            Lien Hwa Industrial Corp.                                                            119,000               43,200
            Ling Sheng PrecisionIndustrial Corp.                                                  45,000               18,176
            Long Bon Development Co., Ltd.                                                        98,000               31,126
            Long Chen Paper Co., Ltd.                                                             89,000               28,336
            Lucky Cement Corp.                                                                    97,000               26,538
            Meiloon Co., Ltd.                                                                     52,533               43,009
            Mercuries & Associates, Ltd.                                                         112,455               37,105
            Mercuries Data Co., Ltd.                                                              52,504               17,031
            Merry Electronics Co., Ltd.                                                           25,924               58,515
        *   Microelectronics Technology, Inc.                                                     77,000               30,239
            Micro-Star International Co., Ltd.                                                   408,700              245,384
            Mitac International Corp.                                                            483,000              223,450
            Mustek Systems, Inc.                                                                  39,600                9,881
        *   Nankang Rubber Tire Co., Ltd.                                                         75,000               89,323
            National Petroleum Co., Ltd.                                                          35,824               25,398
            Nien Hsing Textile Co., Ltd.                                                         322,000              309,816
            Nien Made Enterprise Co., Ltd.                                                       135,642              198,864
            Optimax Technology Corp.                                                             116,000              258,275
        *   Opto Tech Corp.                                                                       61,000               11,188
        *   Orient Semiconductor Electronics, Ltd.                                               226,487               21,608
            Oriental Union Chemical Corp.                                                        386,678              405,667
        *   Pacific Electric Wire & Cable Corp.                                                  726,000               11,715
            Pan Jit International, Inc.                                                           37,000               23,963
            Pan Overseas Electronics Co., Ltd.                                                    68,407               16,925
        *   Pan-International Industrial Corp.                                                   110,250               77,475
            Phihong Technology Co., Ltd.                                                          41,635               15,413
            Phoenix Precision Technology Corp.                                                   159,583               84,086
            Phoenixtec Power Co., Ltd.                                                           219,725              246,635
        *   Picvue Electronics, Ltd.                                                             181,900               32,194
            Pihsiang Machinery Mfg. Co., Ltd.                                                     49,440               99,441
            Premier Image Technology Corp.                                                       275,550              212,009
            Primax Electronics, Ltd.                                                              61,186               12,348
        *   Prince Housing & Development Corp.                                                   223,000               54,775
        *   Procomp Informatics, Ltd.                                                             21,675                4,305
            Prodisc Technology, Inc.                                                             288,199              105,893
        *   Q-Run Technology Co., Ltd.                                                           212,400              416,718
            Radium Life Tech                                                                      33,000               26,726
            Realtek Semiconductor Corp.                                                          408,000              427,725
            Ritek Corp.                                                                          392,000              140,257
        *   Ruentex Development Co., Ltd.                                                        140,000               27,652
        *   Ruentex Industries, Ltd.                                                             141,000               56,806
            Sampo Corp.                                                                          459,900              100,191
        *   San Fang Chemical Industry Co., Ltd.                                                  44,770               33,425
            Sanyang Industrial Co., Ltd.                                                         205,000               79,113
            Sanyo Electric Co., Ltd.                                                              56,000               30,157
            Senao International Co., Ltd.                                                         34,133               12,789
            Sheng Yu Steel Co., Ltd.                                                             116,980              143,092
            Shihlin Electric & Engineering Corp.                                                 162,000              105,265
        *   Shihlin Paper Corp.                                                                   56,000               39,263
        *   Shinkong Synthetic Fibers Co., Ltd.                                                  388,000              106,728
            Shuttle, Inc.                                                                         35,250               21,668
        *   Silicon Integrated Systems Corp.                                                     695,608              246,225
            Sincere Navigation Corp.                                                             175,391              221,010
        *   Sinkong Spinning Co., Ltd.                                                            60,000               23,480

        *   Sintek Photronics Corp.                                                              203,450               85,726
            Sinyi Realty, Inc.                                                                    26,000               52,203
        *   Solomon Technology Corp.                                                              90,000               17,743
        *   Southeast Cement Co., Ltd.                                                            98,700               24,419
            Springsoft, Inc.                                                                      40,825               83,337
            Stark Technology, Inc.                                                                45,100               19,645
            Sunonwealth Electric Machine Industry Co., Ltd.                                       44,719               18,783
            Sunrex Technology Corp.                                                               42,849               29,127
            Systex Corp., Ltd.                                                                   314,348              104,631
            Ta Chen Stainless Pipe Co., Ltd.                                                      25,000               18,230
        *   Ta Chong Bank                                                                        645,000              238,254
            Ta Ya Elec Wire & Cable Co., Ltd.                                                     92,220               32,099
        *   Taichung Commercial Bank                                                             781,000              294,295
        *   Tainan Business Bank                                                                 179,000               84,119
            Tainan Enterprises Co., Ltd.                                                          28,000               34,712
            Tainan Spinning Co., Ltd.                                                            680,000              196,471
            Taiwan Acceptance Corp.                                                               38,480               35,951
            Taiwan Fire & Marine Insurance Co., Ltd.                                              72,695               40,169
            Taiwan Fu Hsing Industrial Co., Ltd.                                                  30,000               31,000
            Taiwan Green Point Enterprises Co., Ltd.                                              72,899              203,542
            Taiwan Hon Chuan Enterprise Co., Ltd.                                                 20,007               15,762
            Taiwan Kai Yih Industrial Co., Ltd.                                                   28,088               23,494
        *   Taiwan Kolin Co., Ltd.                                                                90,000               18,897
            Taiwan Life Insurance Co., Ltd                                                       259,785              425,959
            Taiwan Mask Corp.                                                                     49,720               23,619
            Taiwan Navigation Co., Ltd.                                                           90,176               79,649
            Taiwan Polypropylene Co., Ltd.                                                        66,586               59,692
            Taiwan Secom                                                                         195,912              224,844
            Taiwan Sogo Shinkong Security Co., Ltd.                                               46,053               23,240
            Taiwan Styrene Monomer Corp.                                                         229,000              168,826
        *   Taiwan Tea Corp.                                                                     220,917               34,783
            Teco Electric & Machinery Co., Ltd.                                                1,140,000              346,823
            Tecom, Ltd.                                                                           41,114               19,646
            Test-Rite International Co., Ltd.                                                     83,405               49,812
        *   The Chinese Bank                                                                     464,000               94,715
        *   The Farmers Bank of China                                                            788,887              265,523
            The First Insurance Co., Ltd.                                                         56,000               34,457
            Ton Yi Industrial Corp.                                                              512,280              143,197
            Tong Yang Industry Co., Ltd.                                                         224,558              337,854
            Transcend Information, Inc.                                                          127,649              247,789
            Tsann Kuen Enterprise Co., Ltd.                                                       62,930               65,313
            TSRC Corp.                                                                           127,000               50,408
            Tung Ho Steel Enterprise Corp.                                                       394,167              299,691
        *   Twinhead International Corp.                                                          60,505               15,584
            TYC Brother Industrial Co., Ltd.                                                      49,140               43,908
        *   Tycoons Group Enterprise Co., Ltd.                                                    72,000               22,360
            U-Ming Marine Transport Corp.                                                        200,100              327,382
        *   Union Bank of Taiwan                                                                 730,000              244,627
        *   Union Insurance Co., Ltd.                                                             99,203               28,339
        *   Unitech Printed Circuit Board Corp.                                                   62,000               25,051
            United Epitaxy Co., Ltd.                                                              52,550               17,975
            United Integration Service Co., Ltd.                                                  48,481               43,259
        *   Universal Cement Corp.                                                                70,560               26,029
            Universal Scientific Industrial Co., Ltd.                                            221,550               78,572

            UPC Technology Corp.                                                                 171,680               67,230
            Usi Corp.                                                                            238,000               87,274
        *   Via Technologies, Inc.                                                               445,000              239,800
            Walsin Technology Corp., Ltd.                                                        100,788               54,672
            Waterland Financial Holdings                                                         682,000              265,604
        *   Wei Chuan Food Corp.                                                                  70,000               23,336
            Weltrend Semiconductor, Inc.                                                          34,529               13,019
            Wintek Corp.                                                                         368,199              336,790
            Wistron Corp.                                                                        370,938              158,973
            World Peace Industrial Co., Ltd.                                                     102,287               62,170
            WUS Printed Circuit Co., Ltd.                                                        138,064               59,341
            Ya Hsin Industrial Co., Ltd.                                                         413,316              379,350
        *   Yageo Corp.                                                                           52,000               17,637
            Yeung Cyang Industrial Co., Ltd.                                                      26,000               27,350
            Yieh Phui Enterprise Co., Ltd.                                                       549,580              386,907
            Yosun Industrial Corp.                                                                21,227               14,115
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          873,972              426,658
            Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                      28,672               36,403
            Yung Shin Pharmaceutical Industrial Co., Ltd.                                         33,000               27,921
            Yung Tay Engineering Co., Ltd.                                                       127,000               67,979
            Zig Sheng Industrial Co., Ltd.                                                        73,840               25,583
            Zinwell Corp.                                                                         26,106               18,524
            Zyxel Communication Corp.                                                            146,692              333,224
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,561,813)                                                                                            25,248,047
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                              84,632
                                                                                                           ------------------
   (Cost $83,062)
   TOTAL -- TAIWAN
     (Cost $24,644,875)                                                                                            25,332,679
                                                                                                           ------------------

   MEXICO -- (7.2%)
   COMMON STOCKS -- (7.2%)
        *   Consorcio Ara S.A.                                                                   616,000            1,813,419
        *   Consorcio Hogar S.A. de C.V. Series B                                                325,000              105,952
            Controladora Comercial Mexicana S.A. de C.V. Series B                              1,326,100            1,485,945
        *   Corporacion Geo S.A. de C.V. Series B                                              1,330,000            2,487,808
        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                      703,769            1,905,679
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,623                  217
            Corporativo Fragua S.A. de C.V. Series B                                                  31                  110
        *   Desc S.A. de C.V. Series B                                                           981,833              265,863
            Embotelladora Arca SA de CV , Mexico                                                 770,000            1,433,451
        *   Empaques Ponderosa S.A. de C.V. Series B                                             206,000               14,679
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                    6,256,350            2,234,660
            Empresas la Moderna S.A. de C.V. Series A                                            610,700               64,188
        *   GPo Iusacell                                                                          51,405               98,444
            Gruma S.A. de C.V. Series B                                                          414,000              865,853
            Grupo Cementos de Chihuahua, S.A. de C.V.                                            474,900              966,572
            Grupo Continental S.A.                                                                 5,500                9,014

            Grupo Corvi S.A. de C.V. Series L                                                    100,000               21,110
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                   9,441                2,523
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  23,928                6,394
            Grupo Industrial Maseca S.A. de C.V. Series B                                        480,000              230,877
            Grupo Industrial Saltillo Unique Series                                               97,600              158,744
        *   Grupo Nutrisa S.A. de C.V.                                                               188                   67
            Grupo Posadas S.A. de C.V. Series L                                                  199,000              124,079
        *   Grupo Qumma S.A. de C.V. Series B                                                    105,334                1,689
        *   Grupo Tribasa S.A. de C.V.                                                            67,110                    0
        *   Herdez Common Series                                                                 107,000               50,990
        *   Hylsamex S.A. de C.V. Series B                                                        82,000              239,571
            Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and
              Series L)                                                                           66,000              141,092
            Industrias Penoles S.A. de C.V.                                                      162,000              844,145
        *   Industrias S.A. de C.V. Series B                                                      37,000              258,712
        *   Jugos del Valle S.A. de C.V. Series B                                                 37,900               50,672
        *   Movilaccess S.A. de C.V. Series B                                                     13,489               40,851
            Nadro S.A. de C.V. Series B                                                          242,967              139,481
        *   Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share
              Series B, 1 share Series C & 1 share Series D)                                       3,300                2,822
            Vitro S.A.                                                                           811,000              751,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,921,083)                                                                                            16,816,950
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                                7,007
                                                                                                           ------------------
   (Cost $8,636)
   TOTAL -- MEXICO
     (Cost $11,929,719)                                                                                            16,823,957
                                                                                                           ------------------

   TURKEY -- (7.1%)
   COMMON STOCKS -- (7.1%)
        *   Adana Cimento Sanayi Ticaret A.S.                                                253,683,148              230,122
        *   Ak Enerji A.S.                                                                    80,193,300              328,229
        *   Akal Tekstil A.S.                                                                  2,779,875               11,237
            Akcansa Cimento Sanayi ve Ticaret A.S.                                           274,876,875              905,329
        *   Aksa                                                                              38,821,296              407,057
            Aksigorta A.S.                                                                   285,150,627              908,152
        *   Aksu Iplik Dokuma ve Boya Apre Fab A.S.                                            4,477,695               13,058
        *   Aktas Elektrik Ticaret A.S.                                                          370,000               38,743
        *   Alarko Holding                                                                    21,706,400              526,762
        *   Alarko Sanayii ve Ticaret A.S.                                                    14,579,992              105,926
            Alkim Alkali Kimya A.S.                                                           27,197,500               87,170
        *   Alternatifbank A.S.                                                               97,063,680               53,548
        *   Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.                              21,960,000               19,772
        *   Anadolu Anonim Turk Sigorta Sirketi                                              122,999,220              247,194
            Anadolu Cam Sanayii A.S.                                                         251,092,987              781,364
        *   Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series C                            15,586,000              119,689
        *   Ayen Enerji A.S.                                                                  17,941,000              154,128
        *   Bagfas Bandirma Gubre Fabrik                                                       3,450,000               57,179
            Bandirma Vitaminli Yem Sanayii Ticaret A.S.                                      147,698,184              187,647
            Bati Cimento A.S.                                                                110,525,696              223,688

        *   Bekoteknik Sanayi A.S.                                                           117,449,601              422,228
        *   Bolu Cimento Sanayi A.S.                                                         111,833,881              172,796
            Borusan                                                                           36,993,000              330,026
        *   Bossa Ticaret ve Sanayi Isletmeleri A.S.                                         128,217,000              172,683
        *   Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                                   5,857,000              293,931
            Bursa Cimento Fabrikasi A.S.                                                      57,680,000              291,848
        *   Carsi Buyuk Magazacilik                                                          122,086,500              142,163
        *   Celebi Hava Servisi A.S.                                                          28,354,500              147,136
            CIMSA A.S. (Cimento Sanayi ve Ticaret)                                           228,659,400              701,187
        *   Deva Holding A.S.                                                                 64,797,995               72,176
        *   Doktas Dokumculuk Ticaret ve Sanayi A.S.                                          63,993,600               88,811
            Eczacibasi Ilac                                                                  246,690,000              325,595
        *   Eczacibasi Yapi Gere                                                             116,012,250              144,354
        *   Ege Seramik Co., Inc.                                                             44,835,048               38,832
        *   Egeplast Plastik Ticaret ve Sanayi A.S.                                            7,720,000                8,023
        *   Finansbank                                                                       725,696,395              820,933
        *   Global Menkul Degerler A.S.                                                       46,576,164               35,757
        *   Goldas Kuyumculuk Sanayi A.S.                                                     88,799,600              102,374
            Goltas Cimento                                                                     7,128,000               69,215
        *   Good Year Lastikleri A.S.                                                         14,659,125              148,502
        *   GSD Holdings A.S.                                                                 62,399,999               26,118
        *   Gubre Fabrikalari Ticaret A.S.                                                     8,436,960               15,676
        *   Gunes Sigorta A.S.                                                                68,999,305               75,096
        *   Hektas Ticaret A.S.                                                               25,477,235               17,623
        *   Ihlas Holding                                                                    485,407,497              369,401
        *   Isiklar Ambalaj Sansuii ve Ticaret A.S.                                            6,417,150                5,914
        *   Istanbul Motor Piston ve Pim Sanayi A.S.                                             229,000               67,598
        *   Izmir Demir Celik                                                                 57,269,250              142,207
            Karsu Tekstil Sanayii ve Ticaret A.S.                                             17,040,000               15,492
            Kartonsan                                                                          1,698,750              157,530
        *   Kav Orman Sanayii A.S.                                                             4,654,650               10,407
        *   Kerevitas Gida Sanayi ve Ticaret A.S.                                              2,532,000                6,510
            Konya Cimento                                                                      4,921,000               96,138
        *   Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.       146,305,500              242,473
        *   Kutahya Porslen Sanayii A.S.                                                       2,617,000               42,559
        *   Mardin Cimento                                                                    38,235,750              261,880
            Marshall Boya ve Vernik Sanayii A.S.                                               4,372,000               62,459
        *   Medya Holdings A.S. Series C                                                      15,849,000               76,341
        *   Menderes Tekstil Sanayi ve Ticaret A.S.                                          104,549,000               49,627
        *   Merko Gida Sanayi ve Ticaret A.S. Series A                                        10,580,000                5,310
        *   Milliyet Gazetecilik A.S.                                                        105,300,059              183,666
        *   Milpa Ticari ve Sinai Urunler Pazarlama                                           13,329,360               12,637
        *   Mudurnu Tavukculuk A.S.                                                            1,740,000                  547
            Mutlu Aku                                                                          1,527,000               12,762
        *   Nergis Holding A.S.                                                                1,784,000                4,608
        *   Net Holding A.S.                                                                  15,942,722                9,768
        *   Net Turizm Ticaret ve Sanayi                                                      16,830,000               11,949
        *   Netas Northern Electric Telekomunikasyon A.S.                                      8,756,500              191,228
        *   Olmuksa Mukavva Sanayi ve Ticaret A.S.                                            20,976,000               36,591
        *   Otobus Karoseri Sanayi A.S.                                                       44,321,167              174,687
            Pinar Sut Mamulleri Sanayii A.S.                                                  35,215,425               47,516
        *   Raks Elektroniks A.S.                                                              2,730,000                2,649
        *   Sanko Pazarlama Ithalat Ihracat A.S.                                              48,903,000              135,381

            Sarkuysan Elektrolitik Bakir Sanayi A.S.                                          54,998,310               72,922
        *   Sasa Suni ve Sentetik Elyat Sanayi A.S.                                          310,985,000              345,724
        *   Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                                6,300,000                5,331
        *   Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret A.S.                        365,309,000              382,817
        *   Tat Konserve Sanayii A.S.                                                         63,787,500              120,509
        *   Tekstil Bankasi A.S.                                                             121,274,079               46,490
        *   Teletas Telekomunikasyon Endustri Ticaret A.S.                                     8,799,000               67,026
            Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.                               39,939,000               69,669
            Trakya Cam Sanayii A.S.                                                          154,764,866              401,800
        *   Turk Demir Dokum Fabrikalari                                                      60,749,982              149,307
            Turk Dis Ticaret Bankasi A.S.                                                    447,650,919              506,071
        *   Turk Siemens Kablo ve Elektrik Sanayi A.S.                                        39,702,000               69,912
            Turk Sise ve Cam Fabrikalari A.S.                                                266,805,054              626,488
            Ulker Gida Sanayi Ve Ticaret                                                     101,003,282              387,963
            USAS (Ucak Servisi A.S.)                                                          11,938,000              351,407
        *   Uzel Makina Sanayi A.S.                                                          156,941,250              223,810
        *   Vakif Finansal Kiralama A.S.                                                       5,450,302                6,854
        *   Yunsa Yunlu Sanayi ve Ticaret A.S.                                                10,027,800               10,483
        *   Zorlu Enerji Elektrik Uretimi Otoproduktor Gruba A.S.                            100,448,373              357,027
                                                                                                           ------------------
   TOTAL -- TURKEY
     (Cost $10,666,112)                                                                                            16,706,522
                                                                                                           ------------------

   ISRAEL -- (6.9%)
   COMMON STOCKS -- (6.9%)
        *   Afcon Industries                                                                         159                2,862
            Agis Industries (1983), Ltd.                                                           5,417              155,046
            Albad Massuot Yitzhak, Ltd.                                                            7,600               99,953
            Alony Hetz Properties & Investments, Ltd.                                             46,080              116,134
            American Israeli Paper Mills, Ltd.                                                     5,035              282,526
        *   Analyst I.M.S.                                                                         4,574               34,333
        *   AudioCodes, Ltd.                                                                      51,866              776,522
        *   Azorim Investment Development & Construction Co., Ltd.                                50,019              402,657
        *   Baran Group, Ltd.                                                                      9,500               70,118
        *   Beit Shemesh Engines Holdings (1997), Ltd.                                             3,351                8,243
            Blue Square Chain Stores Properties & Investments, Ltd.                               20,602              185,584
            Blue Square Israel, Ltd.                                                              64,320              609,852
        *   C Mer Industries, Ltd.                                                                 7,900               71,312
        *   Compugen, Ltd.                                                                        11,938               53,480
        *   Dan Vehicle & Transportation                                                           6,992               29,503
            Danya Cebus, Ltd.                                                                     19,413               93,113
            Delek Automotive Systems, Ltd.                                                       113,889              749,074
        *   Delek Drilling                                                                       599,731              271,462
            Delta Galil Industries, Ltd.                                                          29,002              270,251
        *   Direct Insurance - I.D.I. Insurance Co., Ltd.                                         59,860              122,873
        *   Discount Mortgage Bank, Ltd.                                                           1,320              126,457
        *   Elbit Medical Imaging                                                                 30,809              292,493
            Elco Industries (1975)                                                                 5,476               21,094
            Electra Consumer                                                                      22,800              170,484
            Electra Israel, Ltd.                                                                   3,700              240,380
        *   Electronics Line 3000, Ltd.                                                            3,428                4,556
        *   Electronics Line, Ltd.                                                                 3,169               21,602

        *   Elron Electronic Industries, Ltd.                                                     40,100              575,333
        *   Feuchtwanger Investments 1984, Ltd.                                                    4,200                2,414
        *   First International Bank of Israel, Ltd.                                             336,336              414,000
            FMS Enterprises Migun, Ltd.                                                           11,746              420,042
        *   Formula Systems (1985), Ltd.                                                          12,170              185,596
        *   Formula Vision Technologies, Ltd.                                                      1,604                1,322
            Frutarom Industries (1995), Ltd.                                                      59,977              438,693
            Gachelet Invetment Co., Ltd.                                                             653               37,182
        *   Granite Hacarmel Investments, Ltd.                                                    19,200               28,517
        *   Ham-Let Ltd                                                                            6,342               36,282
        *   Housing & Construction Holding Co., Ltd.                                             516,118              333,424
            Industrial Building Corp., Ltd.                                                      310,880              344,606
            Investec Bank, Ltd.                                                                    3,222              105,063
        *   Israel Land Development Co., Ltd.                                                     26,000               69,266
            Israel Petrochemical Enterprises, Ltd.                                                36,175              258,765
        *   Israel Salt Industries                                                                38,139              148,189
            Ituran                                                                                 7,011              184,137
        *   J.O.E.L. Jerusalem Oil Exploration, Ltd.                                               6,178               34,789
            Knafaim-Arkia Holdings, Ltd.                                                          15,738              207,815
        *   Koor Industries, Ltd.                                                                 19,500              907,196
        *   Leader Holding & Investments, Ltd.                                                    11,500               15,254
            Lipman Electronic Engineering, Ltd.                                                   28,513              816,829
        *   Magal Security Systems, Ltd.                                                           7,322               95,884
        *   Magic Software Enterprises, Ltd.                                                      24,908               84,650
        *   Matav Cable Israel                                                                    40,906              333,519
            Medtechnica, Ltd.                                                                     14,470               64,079
            Mehadrin, Ltd.                                                                         3,887               62,763
        *   Metalink, Ltd.                                                                        22,247              118,636
            Middle East Tube Co.                                                                  19,000               18,845
            Miloumor, Ltd.                                                                        12,658               52,107
            Mivtach Shamir Holdings, Ltd.                                                         12,000              172,444
        *   Naphtha Israel Petroleum Corp.                                                       105,630               14,566
        *   Nice Systems, Ltd.                                                                    17,433              493,705
        *   Nisko Industries (1992), Ltd.                                                          3,343               19,854
        *   OCIF Investments and Development, Ltd.                                                 1,100               13,779
        *   Orckit Communications, Ltd.                                                            1,856               44,529
            Ormat Industries, Ltd.                                                               134,842              603,148
            Packer Plada, Ltd.                                                                       422               22,473
            Property and Building Corp., Ltd.                                                      6,545              491,745
        *   RADVision, Ltd.                                                                       22,903              300,833
            Rapac Electronics, Ltd.                                                                6,000               15,210
            Rapac Technologies (2000), Ltd.                                                        6,000               14,342
        *   Retalix, Ltd.                                                                         16,109              308,504
            Scitex Corp., Ltd.                                                                    46,509              210,213
        *   Shrem Fudim Kelner & Co., Ltd.                                                         6,600               18,171
            Suny Electronic Inc., Ltd.                                                            37,700              201,754
        *   Super-Sol, Ltd. Series B                                                             286,153              670,700
            Tadiran Communications, Ltd.                                                          15,591              479,492
        *   Team Computer & Systems, Ltd.                                                          1,400               15,022
            Telsys, Ltd. Electronic Engineering                                                    5,300               27,268
        *   Tower Semiconductor, Ltd.                                                             68,316              142,578
        *   Union Bank of Israel, Ltd.                                                            55,564              187,172
            Ytong Industries, Ltd.                                                                52,585               42,523
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,974,272)                                                                                            16,187,186
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07                           16,263               10,090
        *   Delek Drilling Warrants 07/31/04                                                      27,376                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         10,090
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $11,974,272)                                                                                            16,197,276
                                                                                                           ------------------

   INDONESIA -- (6.3%)
   COMMON STOCKS -- (6.3%)
        *   PT Artha Graya Investama Sentral Tbk                                               4,773,000               55,618
            PT Asahimas Flat Glass Co., Ltd.                                                   1,271,000              338,899
            PT Astra Agro Lestari Tbk                                                          6,656,000            2,432,608
            PT Astra Graphia Tbk                                                               4,549,000              178,953
            PT Bank NISP Tbk                                                                  13,832,920            1,070,567
        *   PT Batu Buana                                                                         77,715                1,252
            PT Berlian Laju Tanker Tbk                                                        14,767,200            1,306,803
            PT Bhakti Investama Tbk                                                            9,031,500              270,565
        *   PT Branta Mulia Tbk                                                                   66,000                5,867
        *   PT Budi Acid Jaya Tbk                                                              1,449,000               19,282
        *   PT Charoen Pokphand Indonesia Tbk                                                  3,406,500              105,665
        *   PT Citra Marga Nusaphala Persada                                                   6,649,500              608,532
        *   PT Clipan Finance Indonesia Tbk                                                    3,133,000              144,369
            PT Dankos Laboratories Tbk                                                         6,022,800              517,025
        *   PT Davomas Adabi Tbk                                                               4,192,000              510,379
        *   PT Dharmala Intiland                                                                 277,400                2,767
            PT Dynaplast Tbk                                                                   1,038,000              210,121
            PT Enseval Putera Megatrading Tbk                                                  6,380,000              388,620
        *   PT Eterindo Wahanatama Tbk                                                           397,000                7,711
        *   PT Ever Shine Textile Tbk                                                          4,029,640               62,683
        *   PT GT Petrochem Industries Tbk                                                       918,000               39,630
        *   PT Hero Supermarket Tbk                                                               33,000                6,760
        *   PT Indal Aluminium Industry                                                           47,000                1,310
            PT Indorama Synthetics Tbk                                                         2,211,000              165,554
        *   PT Jaya Real Property                                                                393,500               79,787
            PT Kalbe Farma Tbk                                                                25,907,600            1,790,024
        *   PT Karwell Indonesia                                                                 138,000                6,287
        *   PT Kawasan Industry Jababeka Tbk                                                  43,401,000              575,827
        *   PT Keramika Indonesia Assosiasi Tbk                                                  100,000                1,944
            PT Komatsu Indonesia Tbk                                                             860,000              271,234
            PT Lautan Luas Tbk                                                                 1,887,500               82,748
            PT Matahari Putra Prima Tbk Foreign                                                2,609,000              179,974
            PT Mayorah Indah                                                                   2,473,500              356,049
        *   PT Metrodata Electronics Tbk                                                       3,981,000               37,294
        *   PT Modern Photo Tbk                                                                   40,000                2,655
        *   PT Mulia Industrindo                                                                 542,000               16,831
        *   PT Mustika Ratu Tbk                                                                  723,000               33,701
        *   PT Pakuwon Jati Tbk                                                                   63,000                2,592

        *   PT Panasia Indosyntec Tbk                                                             79,000                4,279
        *   PT Panin Insurance Tbk                                                             7,979,000              295,770
        *   PT Prasidha Aneka Niaga Tbk                                                           84,000                  840
            PT Pudjiadi Prestige, Ltd. Tbk                                                        45,500                1,744
        *   PT Putra Sejahtera Pioneerindo                                                        29,000                1,088
            PT Rig Tenders Indonesia Tbk                                                       1,780,000              183,573
            PT Selamat Semp Tbk                                                                1,920,000               64,972
        *   PT Semen Cibinong Tbk                                                                702,000               40,406
        *   PT Sinar Mas Agro Resources and Technology Tbk                                        87,792               30,239
            PT Summarecon Agung Tbk                                                            6,332,000              454,397
        *   PT Sunson Textile Manufacturer Tbk                                                   343,000                5,197
        *   PT Suparma Tbk                                                                     2,400,000               49,118
        *   PT Surabaya Agung Industri Pulp & Paper                                               64,500                  466
        *   PT Surya Dumai Industri Tbk                                                        3,298,500              137,438
        *   PT Suryamas Dutamakmur                                                               125,000                  968
            PT Tempo Scan Pacific                                                                471,500              460,409
        *   PT Texmaco Jaya Tbk                                                                   93,000               30,483
            PT Timah Tbk                                                                       1,701,000              409,390
            PT Trias Sentosa Tbk                                                               9,198,400              218,816
            PT Trimegah Sec Tbk                                                                9,961,000              204,164
            PT Tunas Ridean Tbk                                                                1,987,000              132,809
        *   PT Ultrajaya Milk Industry & Trading Co.                                             390,000               18,386
            PT Unggul Indah Corp. Tbk                                                             48,239               11,256
        *   PT United Tractors                                                                   501,760              110,877
        *   PT Wicaksana Overseas International                                                   28,560                  530
                                                                                                           ------------------
   TOTAL -- INDONESIA
     (Cost $8,065,050)                                                                                             14,756,102
                                                                                                           ------------------

   THAILAND -- (6.0%)
   COMMON STOCKS -- (6.0%)
            A.J. Plast Public Co., Ltd. (Foreign)                                                166,500               26,828
        *   Adkinson Securities Public Co., Ltd. (Foreign)                                       138,150               27,693
        *   Advance Agro Public Co., Ltd. (Foreign)                                              809,000              518,327
            Aeon Thana Sinsap (Thailand) Public Co., Ltd.                                        142,500              119,322
            Amarin Plaza Public Co., Ltd. (Foreign)                                              523,680               33,752
            Amata Corp. Public Co., Ltd.                                                       1,120,500              292,848
        *   Asia Securities Trading Public Co., Ltd. (Foreign)                                   147,500              275,089
            Asian Property Development Public Co., Ltd. (Foreign)                              2,483,200              239,436
            Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                            485,033              200,610
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,170,400              739,481
            Bangkok Insurance Public Co., Ltd.                                                    35,880              207,578
        *   Bangkok Land Co., Ltd. (Foreign)                                                   5,416,570               94,835
        *   Bangkok Rubber Public Co., Ltd. (Foreign)                                             14,600                  919
            Big C Supercenter Public Co., Ltd. (Foreign)                                          87,000               41,502
        *   Book Club Finance Public Co., Ltd.                                                   157,200               20,343
            Cal-Comp Electronics (Thailand) Public Co., Ltd.                                     322,900              286,767
            Capital Nomura Securities Public Co., Ltd. (Foreign)                                  46,000               81,705
        *   Central Paper Industry Public Co., Ltd. (Foreign)                                     19,800                1,055
            Central Pattana Public Co., Ltd. (Foreign)                                           808,400              168,203
            Central Plaza Hotel Public Co., Ltd. (Foreign)                                        79,000               37,084
        *   Ch Karnchang Public Co., Ltd. (Foreign)                                            1,403,700              484,403

            Charoong Thai Wire & Cable Public Co., Ltd.                                          130,000               25,400
            Compass East Ind-Foreign                                                             122,000               29,254
            Dynasty Ceramic Public Co., Ltd.                                                     232,500               83,183
        *   Eastern Star Real Estate Public Co., Ltd. (Foreign)                                1,537,600               22,239
             astern Water Resources Development & Management Public Co., Ltd.
            E  (Foreign)                                                                         108,120               87,791
            Fancy Wood Industries Public Co., Ltd.                                               260,800               40,367
        *   GFPT Public Co., Ltd.                                                                 71,400               19,204
            GMM Grammy Public Co., Ltd. (Foreign)                                                460,000              190,256
        *   Golden Land Property Development Public Co., Ltd. (Foreign)                          485,616              104,122
            Hana Microelectronics Public Co., Ltd.                                             1,051,891              523,143
            Hermraj Land & Development Public Co., Ltd.                                        3,087,400               79,907
            Home Product Center Public Co., Ltd.                                                 417,900               44,961
            ICC International Public Co., Ltd.                                                   155,000              153,387
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          975,170              583,964
        *   International Engineering Public Co., Ltd. (Foreign)                                  20,000                  416
        *   ITV Public Co., Ltd.                                                                 890,300              329,824
        *   Jasmine International Public Co., Ltd. (Foreign)                                   8,436,600              149,851
        *   K.R. Precision Public Co., Ltd. (Foreign)                                            320,598               20,500
            Kang Yong Electric Public Co., Ltd. (Foreign)                                          7,200               11,875
            KCE Electronics Public Co., Ltd. (Foreign)                                           204,000               40,376
        *   Keppel Thai Properties Public Co., Ltd.                                                8,360                  789
            KGI Securities One Public Co., Ltd. (Foreign)                                      1,465,546              127,180
            Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                                    32,200               41,261
            Loxley Public Co., Ltd. (Foreign)                                                    958,120               86,549
            LPN Development Public Co., Ltd. (Foreign)                                           415,250               31,821
        *   Major Cineplex Group Public Co., Ltd.                                                312,500              103,876
            MBK Development Public Co., Ltd.                                                     114,000              139,571
        *   Media of Medias Public Co., Ltd. (Foreign)                                             9,100                1,963
            MFC Asset Management Public Co., Ltd. (Foreign)                                        5,000                2,093
        *   Millennium Steel Public Co., Ltd.                                                  1,836,900               97,881
            MK Real Estate Development Public Co., Ltd. (Foreign)                                472,260               26,842
            Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                              9,900               78,878
        *   Nakornthai Strip Mill Public Co., Ltd.                                             9,747,200              450,137
            Nation Multimedia Group Public Co., Ltd. (Foreign)                                   146,259               48,246
            National Finance and Securities Public Co., Ltd. (Foreign)                         1,387,000              443,446
        *   Natural Park Public Co., Ltd. (Foreign)                                            3,032,400              100,028
            Noble Development Public Co., Ltd.                                                   260,100               30,359
        *   Pacific Assets Public Co., Ltd. (Foreign)                                            141,000               17,173
        *   Padaeng Industry Public Co., Ltd. (Foreign)                                           73,800               22,471
            Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                                   5,500                4,082
            Phatra Insurance Public Co., Ltd.                                                     10,000               38,569
            Phoenix Pulp and Paper Public Co., Ltd. (Foreign)                                     62,800              173,692
        *   Picnic Gas & Engineering Public Co., Ltd.                                            521,800              203,901
        *   Prasit Development Public Co., Ltd. (Foreign)                                         29,700                1,130
            Quality Houses Public Co., Ltd. (Foreign)                                          3,370,500              104,339
            Regional Container Lines Public Co., Ltd.                                            869,900              667,711
        *   Robinson Department Store Public Co., Ltd. (Foreign)                                  18,525                1,589
            Saha Pathana Inter-Holding Public Co., Ltd.                                          350,000              123,446
            Saha-Union Public Co., Ltd. (Foreign)                                                279,500              127,658
        *   Samart Corporation Public Co., Ltd.                                                  539,500              101,302
            Sammakorn Public Co., Ltd. (Foreign)                                                  75,000                3,806
            Sansiri Public Co., Ltd.                                                             780,566               64,965
            Seamico Securities Public Co., Ltd.                                                  448,722               94,504

            Serm Suk Public Co., Ltd. (Foreign)                                                   10,000                5,303
            Shinawatra Satellite Public Co., Ltd. (Foreign)                                      876,300              393,568
            Siam Food Products Public Co., Ltd. (Foreign)                                          9,000               17,813
            Siam Industrial Credit Public Co., Ltd.                                              352,862               55,065
            Siam Makro Public Co., Ltd. (Foreign)                                                219,700              284,311
            Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)                    1,002,900              220,124
            Sri Trang Agro Industry Public Co., Ltd. (Foreign)                                    30,496               41,786
            Srithai Superware Public Co., Ltd. (Foreign)                                          16,400                3,079
        *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)                             54                4,522
        *   STP & I Public Co., Ltd.                                                             138,700                6,124
        *   Sun Tech Group Public Co., Ltd. (Foreign)                                             27,200                1,932
            Supalai (Forign)                                                                     346,000               24,758
            SVI Public Co., Ltd.                                                                 122,266               35,988
        *   Tanayong Public Co., Ltd. (Foreign)                                                  261,000                6,623
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       2,633,800              487,864
            Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                  528,000              265,273
            Thai Reinsurance Public Co., Ltd. (Foreign)                                          660,300               69,699
            Thai Rung Union Car Public Co., Ltd. (Foreign)                                       165,000               46,892
            Thai Stanley Electric (Thailand) Public Co., Ltd.                                     60,400              199,239
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                                 64,800               41,928
            Thai Vegetable Oil-Foreign                                                           482,600              121,232
            Thai Wacoal Public Co., Ltd.                                                          78,000               67,293
            Thai-German Ceramic Industry Public Co., Ltd. (Foreign)                              361,000               28,580
        *   Tipco Asphalt Public Co., Ltd. (Foreign)                                              95,200               57,975
            TIPCO Foods (Thailand) Public Co., Ltd.                                              147,620               16,556
            TISCO Finance Public Co., Ltd. (Foreign)                                             745,900              454,240
        *   TT&T Public Co., Ltd. (Foreign)                                                    2,897,900              316,188
        *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                                         126,728                6,174
        *   Tycoons Worldwide Group Public Co., Ltd.                                             133,000               40,835
        *   United Communication Industry Public Co., Ltd. (Foreign)                             139,000              236,311
            United Palm Oil Industry Public Co., Ltd.                                             21,000               23,446
            Vanachai Group Co-Foreign                                                          1,564,866              323,615
        *   Vinythai Public Co., Ltd. (Foreign)                                                1,019,234              300,003
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $12,072,322)                                                                                            14,203,397
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Thailand Baht                                                                                                 783
                                                                                                           ------------------
   (Cost $775)
   RIGHTS/WARRANTS -- (0.0%)
        *   Bangkok Land (Foreign) Warrants 2006                                                 217,330                    0
        *   Eastern Water Resources Develpoment & Management Public Co., Ltd.
              (Foreign) Warrants 11/02/04                                                         28,832                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------

   TOTAL -- THAILAND
     (Cost $12,073,097)                                                                                            14,204,180
                                                                                                           ------------------

   POLAND -- (3.3%)
   COMMON STOCKS -- (3.3%)
        *   Amica Wronki SA                                                                       18,410              204,676
        *   Budimex SA                                                                            28,076              380,513
        *   Cersanit-Krasnystaw SA                                                                22,217              777,351
        *   Computerland SA                                                                       14,630              488,215
            Debica SA                                                                             19,184              610,063
        *   Echo Investment SA                                                                    19,155              523,112
        *   Fabryki Mebli Forte SA                                                                39,475              157,903
        *   Farmacol SA                                                                           39,250              353,378
        *   Huta Ferrum SA                                                                           309                  815
        *   Impexmetal SA                                                                         23,067              365,975
            Kroscienskie Huty Szkla Krosno SA                                                      2,000               82,025
        *   Kutnowskie Zaklady Farmaceutyczne Polfa SA                                             3,498              363,624
            Lentex SA                                                                             13,464              107,001
        *   Mostostal Export SA                                                                   42,087               18,495
            Mostostal Siedlce SA                                                                  17,520              202,852
        *   Mostostal Warszawa SA                                                                 18,600               35,988
        *   Mostostal Zabrze Holding SA                                                           18,293                4,364
        *   Netia Holdings SA                                                                     43,672               61,075
        *   Ocean Company SA                                                                       8,530                  325
        *   Optimus Technologie                                                                    7,500               21,698
            Orbis SA                                                                              25,000              190,049
            Polifarb Cieszyn Wroclaw SA                                                           98,435              240,925
            Polska Grupa Farmaceutyczna SA                                                        22,323              416,936
        *   Prosper SA                                                                            12,770               47,927
            Przedsiebiorstwo Farmaceutyczne JELFA SA                                              14,330              242,327
        *   Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                                       16,774               21,888
        *   Raciborska Fabryka Kotlow SA                                                          37,758              156,597
        *   Softbank SA                                                                           44,730              364,039
        *   Stalexport SA                                                                         11,514                9,771
        *   Ster-Projekt SA                                                                       20,650               40,003
            Zaklad Przetworstwa Hutniczego Stalprodukt SA                                          8,169              206,862
            Zaklady Metali Lekkich Kety SA                                                        19,615              822,546
        *   Zaklady Tluszcowe Kruszwica SA                                                        23,610              255,234
                                                                                                           ------------------
   TOTAL -- POLAND
     (Cost $4,125,018)                                                                                              7,774,552
                                                                                                           ------------------

   PHILIPPINES -- (2.3%)
   COMMON STOCKS -- (2.3%)
            Alaska Milk Corp.                                                                  1,404,000               73,719
            Bacnotan Consolidated Industries, Inc.                                               122,234               34,528
        *   Belle Corp.                                                                       20,937,000              223,390
        *   C & P Homes, Inc.                                                                  6,477,000               33,477
        *   Digital Telecommunications (Philippines), Inc.                                    20,973,000              707,490
            EDSA Properties Holdings, Inc.                                                     1,759,970               21,921
        *   EEI Corp.                                                                          1,108,000                7,054
        *   Fil-Estate Land, Inc.                                                              3,170,700               28,132
        *   Filinvest Development Corp.                                                        4,664,500               81,752
        *   Filinvest Land, Inc.                                                              25,798,050              495,096
            Ginebra San Miguel, Inc.                                                           1,065,200              587,367
        *   Global Equities, Inc.                                                                886,462                  942

        *   House of Investments, Inc.                                                           732,000                8,271
        *   International Container Terminal Services, Inc.                                    4,593,837              473,722
        *   Ionics, Inc.                                                                         769,825               20,164
        *   IVantage Corp.                                                                       593,400                8,450
            Keppel Philippines Marine, Inc.                                                      610,000                3,690
        *   Lepanto Consolidated Mining Co. Series B                                           1,925,000                9,585
        *   Mabuhay Holdings Corp.                                                               516,000                1,400
        *   Macroasia Corp.                                                                    2,237,500               53,710
        *   Manila Jockey Club, Inc.                                                             130,622                6,973
        *   Megaworld Properties & Holdings, Inc.                                             21,843,500              488,457
        *   Metro Pacific Corp.                                                               45,763,860              334,217
        *   Negros Navigation Co., Inc.                                                           31,100                  205
        *   Philex Mining Corp. Series B                                                         150,000                1,334
        *   Philippine Bank of Communications                                                     14,726               20,962
        *   Philippine National Bank                                                             929,975              376,191
        *   Philippine National Construction Corp.                                               173,000               11,390
            Philippine Savings Bank                                                              317,212              160,864
        *   Pilipino Telephone Corp.                                                           1,692,000               76,662
        *   Prime Orion Philippines, Inc.                                                      2,920,000                8,782
            Republic Glass Holding Corp.                                                         507,500               15,713
        *   RFM Corp.                                                                          2,378,934               29,318
            Robinson's Land Corp. Series B                                                     3,402,000              148,944
            Security Bank Corp.                                                                  320,842              154,376
            SM Development Corp.                                                               4,971,000              127,050
            Soriano (A.) Corp.                                                                 3,430,211               96,317
            Union Bank of the Philippines                                                         47,500               19,432
        *   United Paragon Mining Corp.                                                          322,500                  746
        *   Universal Rightfield Property Holdings, Inc.                                       1,062,000                  529
            Universal Robina Corp.                                                             3,158,100              561,277
        *   Victorias Milling Co., Inc.                                                          139,680                2,163
        *   Vitarich Corp.                                                                       176,000                  908
                                                                                                           ------------------
   TOTAL -- PHILIPPINES
     (Cost $6,088,006)                                                                                              5,516,670
                                                                                                           ------------------

   HUNGARY -- (2.2%)
   COMMON STOCKS -- (2.2%)
        *   Danubius Hotel & Spa RT                                                               58,038            1,700,654
            Delmagyarorszagi Aramszolgaltato Demasz RT                                            15,581            1,182,071
        *   Fotex First Hungarian-American Photo Service Co.                                     749,391              581,193
        *   Globus Konzervipari RT                                                               101,338              330,693
        *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                                    67,414              348,154
        *   North American Business Industries RT                                                 51,024              121,971
        *   Pannonplast P.L.C.                                                                    39,441              260,721
        *   Raba Hungarian Railway Carriage & Machine Works                                      143,528              498,254
        *   Synergon Information Systems Ltd., Budapest                                           30,190               54,451
            Zwack Unicum Liqueur Industry & Trading Co., Ltd.                                      1,100               50,680
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $4,841,731)                                                                                              5,128,842
                                                                                                           ------------------

   ARGENTINA -- (1.2%)
   COMMON STOCKS -- (1.2%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    482,431              687,949
        *   Alpargatas SA Industrial y Comercial                                                   1,007                  476
            Banco del Sud Sociedad Anonima Series B                                               89,000               96,260
        *   Banco Suquia SA                                                                       76,789               12,236
        *   Capex SA Series A                                                                     26,370               39,896
        *   Celulosa Argentina SA Series B                                                         6,375                5,315
        *   Central Costanera SA Series B                                                         50,000               63,092
        *   Central Puerto SA Series B                                                            61,000               31,417
            Cresud SA Comercial Industrial Financiera y Agropecuaria                             201,401              282,012
            DYCASA SA (Dragados y Construcciones Argentina) Series B                              23,052               18,551
        *   Ferrum SA de Ceramica y Metalurgica Series B                                          25,200               26,972
        *   Fiplasto SA Comercial y Industrial                                                    12,000                5,292
        *   Garovaglio y Zorraquin SA                                                             14,160                1,937
            Importadora y Exportadora de la Patagonia Series B                                    11,500               52,566
        *   Introductora de Buenos Aires SA Series A                                               9,832                5,459
        *   IRSA Inversiones y Representaciones SA                                               379,635              366,611
        *   Juan Minetti SA                                                                      131,531              143,107
            Ledesma S.A.A.I.                                                                     387,128              239,262
        *   Metrogas SA Series B                                                                  90,000               32,737
        *   Polledo SA Industrial y Constructora y Financiera                                     88,891               14,879
        *   Quimica Estrella SA Series B                                                          30,460                8,530
        *   Renault Argentina SA                                                                 624,451              122,616
        *   Sol Petroleo SA                                                                       50,662                7,828
            Solvay Indupa S.A.I.C.                                                               440,500              453,747
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $2,762,771)                                                                                              2,718,747
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Argentine Peso                                                                                             22,935
                                                                                                           ------------------
   (Cost $22,611)
   TOTAL -- ARGENTINA
     (Cost $2,785,382)                                                                                              2,741,682
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $1,157,000 FNMA Notes 2.95%, 11/14/07, valued at
              $1,158,623) to be repurchased at $1,142,060                                          1,142            1,142,000
                                                                                                           ------------------
     (Cost $1,142,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $180,409,148)                                                                                      $      234,828,419
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.

*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
UNITED STATES -- (74.7%)
COMMERCIAL PAPER -- (41.8%)
Barton Capital Corp.
     2.030%, 12/10/04                                          $         1,700   $     1,699,121
     2.150%, 01/10/05                                                   47,900        47,781,261
Caisse D'Amortisement de Dette Sociale
     1.920%, 12/06/04                                                    2,000         1,999,439
     1.890%, 12/08/04                                                   36,300        36,285,741
Canadian Wheat Board
     2.110%, 01/10/05                                                   15,100        15,062,904
     2.190%, 01/24/05                                                   17,500        17,440,859
CBA (DE) Finance, Inc.
     2.140%, 01/05/05                                                    4,000         3,991,538
CDC Commercial Paper Corp.
     2.010%, 12/10/04                                                      800           799,596
Ciesco L.P.
     2.090%, 12/27/04                                                    6,300         6,290,190
     2.230%, 01/18/05                                                   45,300        45,162,587
Dexia Delaware LLC
     2.060%, 12/17/04                                                   27,129        27,104,521
DuPont (E.I.) de Nemours & Co., Inc.
     2.000%, 12/03/04                                                   27,400        27,396,923
     2.090%, 12/27/04                                                   25,000        24,961,830
Kittyhawk Funding Corp.
     2.050%, 12/15/04                                                   40,000        39,967,332
     2.100%, 12/23/04                                                    4,600         4,593,925
Koch Industries, Inc.
     1.940%, 12/01/04                                                   35,000        35,000,000
     2.140%, 12/27/04                                                    5,700         5,691,297
Nestle Capital Corp.
     2.060%, 01/04/05                                                   49,600        49,498,394
     2.090%, 01/04/05                                                    2,000         1,995,903
Paccar Financial Corp.
     2.130%, 12/31/04                                                   51,000        50,908,664
Pfizer, Inc.
     2.130%, 01/14/05                                                   12,200        12,166,599
     2.140%, 01/14/05                                                    1,700         1,695,346
Procter & Gamble Co.
     2.150%, 01/19/05                                                   10,000         9,969,429
Rabobank
     2.010%, 12/15/04                                                   50,000        49,960,720
Sheffield Receivables Corp.
     1.990%, 12/06/04                                                   35,000        34,989,937
     2.220%, 01/13/05                                                   17,500        17,452,696
Siemens Capital Corp.
     1.930%, 12/02/04                                                   18,600        18,598,955
     1.840%, 12/03/04                                                    1,100         1,099,876
     2.000%, 12/07/04                                                   13,400        13,395,488
     2.010%, 12/15/04                                                    2,700         2,697,879
     2.020%, 12/15/04                                                   16,500        16,487,038
UBS Finance Delaware, Inc.
     1.930%, 12/03/04                                                    1,000           999,888
     1.905%, 12/09/04                                                   50,000        49,977,555
Windmill Funding Corp.
     1.880%, 12/02/04                                              $    12,300   $    12,299,293
     1.890%, 12/03/04                                                   18,200        18,197,907
     1.930%, 12/06/04                                                    1,050         1,049,698
     2.050%, 12/21/04                                                   16,000        15,980,800
     2.080%, 12/22/04                                                    2,000         1,997,466
     2.200%, 01/21/05                                                    2,800         2,790,876
                                                                                 ---------------
TOTAL COMMERCIAL PAPER
  (Cost $725,466,064)                                                                725,439,471
                                                                                 ---------------
AGENCY OBLIGATIONS -- (19.4%)
Federal Farm Credit Bank
     2.600%, 09/07/06                                                   44,600        44,179,511
     2.750%, 09/29/06                                                   28,000        27,791,176
Federal Home Loan Bank
     2.250%, 05/15/06                                                   34,400        34,013,619
     2.875%, 08/15/06                                                   36,000        35,847,576
Federal Home Loan Mortgage
   Corporation
     2.750%, 08/15/06                                                   57,000        56,650,932
     2.750%, 10/15/06                                                   16,000        15,876,512
Federal National Mortgage Association
     2.125%, 04/15/06                                                   24,000        23,714,184
     3.125%, 07/15/06                                                   48,000        48,001,872
     4.375%, 10/15/06                                                   24,300        24,819,996
     2.625%, 11/15/06                                                   25,000        24,722,100
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $337,757,476)                                                                335,617,478
                                                                                 ---------------
BONDS -- (13.5%)
Bayerische Landesbank Medium Term
  Notes
     2.500%, 04/28/06                                                   40,700        40,032,113
Citigroup Global Markets
     5.875%, 03/15/06                                                    8,000         8,274,536
Citigroup, Inc.
     5.750%, 05/10/06                                                   38,050        39,400,166
     5.500%, 08/09/06                                                   12,400        12,854,770
General Electric Capital Corp.
     2.970%, 07/26/06                                                   52,000        51,813,788
Toyota Motor Credit Corp.
     2.900%, 07/14/06                                                   53,000        52,735,689
Wal-Mart Stores, Inc. Corporate Bonds
     5.450%, 08/01/06                                                   10,000        10,368,350
Wells Fargo & Co.
     6.125%, 02/15/06                                                    9,000         9,308,277
     5.900%, 05/21/06                                                    8,600         8,945,582
                                                                                 ---------------
TOTAL -- BONDS
  (Cost $235,423,632)                                                                233,733,271
                                                                                 ---------------
TOTAL -- UNITED STATES
  (Cost $1,298,647,172)                                                            1,294,790,220
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (10.0%)
BONDS -- (10.0%)
Asian Development Bank
     2.375%, 03/15/06                                          $        12,600   $    12,524,211
European Investment Bank
     3.000%, 08/15/06                                                   52,600        52,497,377
Inter-American Development Bank
     6.125%, 03/08/06                                                   52,000        54,041,884
International Finance Corp.
     5.250%, 05/02/06                                                   18,400        18,905,025
World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.000%, 03/28/06                                                   34,600        35,541,155
                                                                                 ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $175,250,352)                                                                173,509,652
                                                                                 ---------------
CANADA -- (4.2%)
BONDS -- (4.2%)
British Columbia, Province of
     4.625%, 10/03/06                                                   48,040        49,232,929
Ontario, Province of
     6.000%, 02/21/06                                                   23,000        23,790,786
                                                                                 ---------------
TOTAL -- CANADA
  (Cost $73,723,799)                                                                  73,023,715
                                                                                 ---------------
NORWAY -- (3.0%)
BONDS -- (3.0%)
Eksportfinans ASA 5.750%, 06/06/06
  (Cost $52,206,459)                                           $        50,000   $    51,889,000
                                                                                 ---------------
GERMANY -- (6.5%)
BONDS -- (6.5%)
Bayerische Landesbank
     2.600%, 10/16/06                                                   10,000         9,858,720
KFW International Finance, Inc.
   Corporate Bonds
     5.250%, 06/28/06                                                   53,000        54,843,605
Landwirtschaft Rentenbank
   4.500%, 10/23/06
   (Cost $113,309,059)                                                  47,000       112,770,541
                                                                                 ---------------
FINLAND -- (1.3%)
BONDS -- (1.3%)
Republic of Finland 5.875%, 02/27/06
  (Cost $23,196,023)                                                    22,100        22,896,882
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital
    Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $4,525,000
    FHLMC Notes 4.20%, 10/20/09,
    valued at $4,544,412) to be
    repurchased at $4,497,235
    (Cost $4,497,000)                                                    4,497         4,497,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,740,829,864)                                                          $ 1,733,377,010
                                                                                 ===============

----------
+   See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
UNITED STATES -- (48.4%)
AGENCY OBLIGATIONS -- (38.1%)
Federal Farm Credit Bank
     2.750%, 09/29/06                                          $       141,060   $   140,007,974
Federal Home Loan Bank
     2.250%, 05/15/06                                                   13,000        12,853,984
     1.875%, 06/15/06                                                    7,000         6,874,840
     2.875%, 08/15/06                                                   77,800        77,470,595
     2.625%, 10/16/06                                                   66,000        65,327,988
Federal Home Loan Mortgage
  Corporation
     2.375%, 04/15/06                                                   20,000        19,830,480
     5.500%, 07/15/06                                                   21,600        22,416,286
     2.750%, 08/15/06                                                   31,500        31,307,094
     2.750%, 10/15/06                                                   90,000        89,305,380
Federal National Mortgage Association
     2.125%, 04/15/06                                                   28,000        27,666,548
     2.250%, 05/15/06                                                   17,000        16,797,122
     3.125%, 07/15/06                                                    7,000         7,000,273
     4.375%, 10/15/06                                                  121,000       123,589,279
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $645,035,204)                                                                640,447,843
                                                                                 ---------------
BONDS -- (10.3%)
Citigroup, Inc.
     5.750%, 05/10/06                                                   14,700        15,221,615
     6.250%, 05/15/06                                                   28,079        29,294,175
     5.500%, 08/09/06                                                    6,600         6,842,055
General Electric Capital Corp.
     2.970%, 07/26/06                                                   45,200        45,038,139
Toyota Motor Credit Corp.
     2.900%, 07/14/06                                                    5,200         5,174,068
Toyota Motor Credit Corp.
  Medium Term Note
     3.000%, 06/09/06                                                   40,000        39,709,600
Wal-Mart Stores, Inc. Corporate Bonds
     5.450%, 08/01/06                                                    8,383         8,691,788
Wells Fargo & Co.
     6.125%, 02/15/06                                                    5,500         5,688,391
     5.900%, 05/21/06                                                   17,035        17,719,534
                                                                                 ---------------
TOTAL BONDS
  (Cost $174,260,700)                                                                173,379,365
                                                                                 ---------------
TOTAL -- UNITED STATES
  (Cost $819,295,904)                                                                813,827,208
                                                                                 ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (13.8%)
BONDS -- (13.8%)
Asian Development Bank
     2.375%, 03/15/06                                          $        34,400   $    34,193,084
European Bank For
  Reconstruction & Development
     5.375%, 06/15/06                                                   17,700        18,303,818
European Investment Bank
     3.000%, 08/15/06                                                   34,000        33,933,666
     4.875%, 09/06/06                                                   13,000        13,390,416
Inter-American Development Bank
     6.125%, 03/08/06                                                   41,800        43,441,361
Nordic Investment Bank
     2.750%, 01/11/06                                                   42,500        42,382,742
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
     5.000%, 03/28/06                                                    7,000         7,190,407
     4.375%, 09/28/06                                                   37,500        38,360,100
                                                                                 ---------------
TOTAL SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $233,056,184)                                                                231,195,594
                                                                                 ---------------
CANADA -- (11.7%)
BONDS -- (11.7%)
British Columbia, Province of
     4.625%, 10/03/06                                                   48,500        49,704,352
Canada Housing Trust
     5.527%, 06/15/06@                                                  31,500        27,532,862
Canadian Government Bonds
     6.750%, 08/28/06                                                   46,700        49,557,526
Export Development Corp.
     2.750%, 12/12/05                                                    8,600         8,598,237
Manitoba, Province of
     4.250%, 11/20/06                                                   10,000        10,212,390
Ontario, Province of
     3.500%, 09/08/06@                                                  60,300        51,164,098
                                                                                 ---------------
TOTAL BONDS
  (Cost $191,967,280)                                                                196,769,465
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Canadian Dollars
  (Cost $830)                                                                                915
                                                                                 ---------------
TOTAL -- CANADA
  (Cost $191,968,110)                                                                196,770,380
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
NETHERLANDS -- (5.2%)
BONDS -- (5.2%)
Bank Nederlandse Gemeenten
     4.375%, 12/30/05                                          $        37,500   $    38,048,250
     5.250%, 04/10/06                                                    7,400         7,610,160
Nederlandse Waterschapsbank NV
     4.250%, 12/28/05                                                   10,000        10,127,000
Rabobank
     5.750%, 05/25/06                                                   30,000        31,119,000
                                                                                 ---------------
TOTAL -- NETHERLANDS
  (Cost $87,632,929)                                                                  86,904,410
                                                                                 ---------------
GERMANY -- (8.3%)
BONDS -- (8.3%)
Bayerische Landesbank Medium
   Term Notes
     2.500%, 04/28/06                                                   42,400        41,704,216
KFW International Finance, Inc.
  Corporate Bonds
     5.250%, 06/28/06                                                   45,000        46,565,325
Landeskreditbank
  Baden-Wuerttemberg - Foerderbank
     4.500%, 12/30/05                                                    7,000         7,112,700
Landwirtschaft Rentenbank
     4.500%, 10/23/06                                                   24,237        24,787,858
Landwirtschaft Rentenbank
     6.625%, 12/08/05                                                   18,500        19,166,000
                                                                                 ---------------
TOTAL -- GERMANY
 (Cost $140,383,906)                                                                 139,336,099
                                                                                 ---------------
NORWAY -- (2.8%)
BONDS -- (2.8%)
Eksportfinans ASA
    5.750%, 06/06/06
    (Cost $47,691,149)                                                  45,700        47,426,546
                                                                                 ---------------
SWEDEN -- (2.4%)
BONDS -- (2.4%)
Sweden (Kingdom of)
    4.375%, 12/20/05
    (Cost $40,508,185)                                                  39,500        40,135,950
                                                                                 ---------------
SPAIN -- (2.3%)
BONDS -- (2.3%)
Institut de Credito Oficial
     2.750%, 12/05/05                                                   17,000        16,976,710
     2.375%, 04/18/06                                                   22,000        21,819,600
                                                                                 ---------------
TOTAL -- SPAIN
  (Cost $39,049,135)                                                                  38,796,310
                                                                                 ---------------
UNITED KINGDOM -- (1.9%)
BONDS -- (1.9%)
BP Capital Markets P.L.C.
     4.625%, 12/12/05                                          $         5,000   $     5,082,000
Landesbank Baden-Wuerttemberg
  Capital Markets P.L.C.
     5.500%, 02/23/06                                                   26,000        26,738,400
                                                                                 ---------------
TOTAL -- UNITED KINGDOM
  (Cost $32,088,934)                                                                  31,820,400
                                                                                 ---------------
FINLAND -- (1.2%)
BONDS -- (1.2%)
Republic of Finland
    5.875%, 02/27/06
    (Cost $20,467,487)                                                  19,500        20,203,131
                                                                                 ---------------
FRANCE -- (0.9%)
BONDS -- (0.9%)
Dexia Municipal Agency Medium Term
  Notes
    5.125%, 09/11/06
    (Cost $15,584,641)                                                  15,000        15,452,100
                                                                                 ---------------
AUSTRIA -- (0.6%)
BONDS -- (0.6%)
Bank Austria AG Medium Term Notes
    5.750%, 06/08/06
    (Cost $10,440,775)                                                  10,000        10,366,000
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc, 1.88%, 12/01/04
   (Collateralized by $8,652,000 FNMA
   Notes 2.95%, 11/14/07, valued
   at $8,664,139) to be repurchased at
   $ 8,545,446 (Cost $8,545,000)                                         8,545         8,544,554
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,686,712,339)                                                          $ 1,680,778,682
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
@    Denominated in local currency or the Euro.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2004
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                              THE U.S.         THE ENHANCED         THE U.S.           THE U.S.
                                                               LARGE            U.S. LARGE         LARGE CAP           SMALL XM
                                                              COMPANY            COMPANY             VALUE              VALUE
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $365,201, $0, $450,016
   and $10,389 of securities on loan, respectively)       $      3,863,486   $        218,255   $      4,386,085   $        214,542
Cash                                                                 4,320                  1                  2                  9
Receivables:
   Investment Securities Sold                                           --                 --                 --              2,189
   Dividends, Interest, and Tax Reclaims                            16,343              1,778              7,596                186
   Securities Lending                                                   23                 --                 20                  4
   Fund Shares Sold                                                  3,420                203              4,261              2,488
Unrealized Gain on Swap Contracts                                       --              1,647                 --                 --
Unrealized Gain on Forward Currency Contracts                           --                247                 --                 --
Prepaid Expenses and Other Assets                                        2                  1                  2                  3
                                                          ----------------   ----------------   ----------------   ----------------
    Total Assets                                                 3,887,594            222,132          4,397,966            219,421
                                                          ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                380,579                 --            469,590             10,921
   Investment Securities Purchased                                      --                 --              7,933                 --
   Fund Shares Redeemed                                             12,686                 --                  1                 --
   Due to Advisor                                                       73                  9                318                 17
   Loan Payable                                                         --                 --                 --              1,139
Payable for Futures Margin Variation                                   128                311                 --                 --
Accrued Expenses and Other Liabilities                                 209                 32                211                 19
                                                          ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                              393,675                352            478,053             12,096
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                $      3,493,919   $        221,780   $      3,919,913   $        207,325
                                                          ================   ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                                      N/A         25,116,592        211,325,458         16,185,232
                                                          ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                     N/A   $           8.83   $          18.55   $          12.81
                                                          ================   ================   ================   ================
Investments at Cost                                       $      3,052,709   $        218,228   $      3,546,521   $        200,849
                                                          ================   ================   ================   ================

                                                              THE U.S.           THE U.S.           THE U.S.           THE DFA
                                                             SMALL CAP            SMALL              MICRO          INTERNATIONAL
                                                               VALUE               CAP                CAP               VALUE
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $261,046, $156,464,
   $156,566 and $166,414 of securities on loan,
   respectively)                                          $      6,559,376   $      2,498,157   $      3,379,300   $      3,014,121
Cash                                                                     1                 --                 --                 15
Receivables:
   Investment Securities Sold                                       22,769              5,363             18,627             39,221
   Dividends, Interest, and Tax Reclaims                             3,948              1,040              1,457              5,868
   Securities Lending                                                  197                147                298                 82
   Fund Shares Sold                                                    932            106,707              2,142              4,249
Prepaid Expenses and Other Assets                                       51                  1                 20                  1
                                                          ----------------   ----------------   ----------------   ----------------
    Total Assets                                                 6,587,274          2,611,415          3,401,844          3,063,557
                                                          ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                277,560            166,767            171,163            180,000
   Investment Securities Purchased                                  13,072             18,127             13,783             78,844
   Fund Shares Redeemed                                                396            105,251                 --                 19
   Due to Advisor                                                    1,000                 56                258                450
Accrued Expenses and Other Liabilities                                 345                124                200                201
                                                          ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                              292,373            290,325            185,404            259,514
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                $      6,294,902   $      2,321,090   $      3,216,440   $      2,804,043
                                                          ================   ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                              264,681,529        144,271,555        269,769,040        174,867,617
                                                          ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                        $          23.78   $          16.09   $          11.92   $          16.04
                                                          ================   ================   ================   ================
Investments at Cost                                       $      5,051,772   $      2,130,664   $      2,529,866   $      2,345,082
                                                          ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                                                                                    THE            THE UNITED             THE
                                                            THE JAPANESE        PACIFIC RIM          KINGDOM          CONTINENTAL
                                                                SMALL              SMALL              SMALL              SMALL
                                                               COMPANY            COMPANY            COMPANY            COMPANY
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $155,648, $29,601, $0
  and $53,654 of securities on loan, respectively)        $        772,092   $        316,726   $        381,714   $        713,041
Cash                                                                    15                 15                 15                 15
Receivables:
   Investment Securities Sold                                          202              1,256                  5                858
   Dividends, Interest, and Tax Reclaims                             1,970                347                530                821
   Securities Lending                                                  206                 40                 --                 60
   Fund Shares Sold                                                  6,826              2,251              3,646                318
Prepaid Expenses and Other Assets                                        2                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
    Total Assets                                                   781,313            320,635            385,910            715,113
                                                          ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                166,179             37,129                 --             60,195
   Investment Securities Purchased                                   9,868                426              8,057                136
   Due to Advisor                                                       49                 23                 30                 52
Accrued Expenses and Other Liabilities                                  85                 58                 60                 86
                                                          ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                              176,181             37,636              8,147             60,469
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                $        605,132   $        282,999   $        377,763   $        654,644
                                                          ================   ================   ================   ================
Investments at Cost                                       $        803,307   $        293,170   $        284,903   $        454,301
                                                          ================   ================   ================   ================

                                                                                    THE
                                                                THE              EMERGING           THE DFA            THE DFA
                                                              EMERGING           MARKETS            ONE-YEAR       TWO-YEAR GLOBAL
                                                              MARKETS           SMALL CAP         FIXED INCOME       FIXED INCOME
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value                                      $      1,161,660   $        234,828   $      1,733,377   $      1,680,779
Cash                                                                   277                 62                 --                 15
Receivables:
   Investment Securities Sold                                          362              1,245                 --                 --
   Dividends, Interest, and Tax Reclaims                             1,494                345              9,645             21,589
   Fund Shares Sold                                                    916              2,391                 --              3,245
Unrealized Gain on Forward Currency Contracts                           --                 --                 --              1,688
Prepaid Expenses and Other Assets                                        1                 --                  1                  1
                                                          ----------------   ----------------   ----------------   ----------------
    Total Assets                                                 1,164,710            238,871          1,743,023          1,707,317
                                                          ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                     246                372                 --                 --
   Fund Shares Redeemed                                                238                 --              3,366                 --
   Due to Advisor                                                       92                 37                 74                 71
Deferred Thailand Capital Gains Tax                                  3,676                529                 --                 --
Accrued Expenses and Other Liabilities                                 196                 68                 99                114
                                                          ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                                4,448              1,006              3,539                185
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                $      1,160,262   $        237,865   $      1,739,484   $      1,707,132
                                                          ================   ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                                      N/A                N/A        173,879,559        170,926,930
                                                          ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                     N/A                N/A   $          10.00   $           9.99
                                                          ================   ================   ================   ================
Investments at Cost                                       $        817,432   $        180,409   $      1,740,830   $      1,686,712
                                                          ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                   THE U.S.       THE ENHANCED        THE U.S.         THE U.S.
                                                                    LARGE          U.S. LARGE         LARGE CAP        SMALL XM
                                                                   COMPANY           COMPANY            VALUE            VALUE
                                                                   SERIES            SERIES            SERIES           SERIES
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends                                                   $       66,149                --    $       48,899   $        2,228
   Interest                                                               661    $        3,093               453               31
   Income from Securities Lending                                         356                --               375               64
                                                               --------------    --------------    --------------   --------------
        Total Investment Income                                        67,166             3,093            49,727            2,323
                                                               --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                           823                88             3,190              199
   Accounting & Transfer Agent Fees                                       494               179               952               32
   Custodian Fees                                                         108                29               303               19
   Legal Fees                                                              29                 1                21                1
   Audit Fees                                                              43                 1                47                5
   S&P 500 Fees                                                            80                 6                --               --
   Shareholders' Reports                                                   36                 1                43                1
   Trustees' Fees and Expenses                                             33                 1                27                1
   Other                                                                   58                 6                51                6
                                                               --------------    --------------    --------------   --------------
        Total Expenses                                                  1,704               312             4,634              264
                                                               --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                        65,462             2,781            45,093            2,059
                                                               --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold              (2,763)             (321)           84,609           24,457
   Net Realized Gain (Loss) on Futures                                  9,374            13,917                --               --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          --            (1,063)               --               --
   Net Realized Gain (Loss) on Swap Contracts                              --             1,633                --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       317,965               277           496,658           22,437
     Futures                                                              714             1,966                --               --
     Swap Contracts                                                        --             1,337                --               --
     Translation of Foreign Currency Denominated Amounts                   --               251                --               --
                                                               --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 325,290            17,997           581,267           46,894
                                                               --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $      390,752    $       20,778    $      626,360   $       48,953
                                                               ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                  THE U.S.          THE U.S.          THE U.S.         THE DFA
                                                                  SMALL CAP           SMALL             MICRO        INTERNATIONAL
                                                                    VALUE              CAP               CAP             VALUE
                                                                   SERIES            SERIES            SERIES           SERIES
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and
     $5,119, respectively)                                     $       50,694    $       14,978    $       19,046   $       52,733
   Interest                                                             1,004               295               374              318
   Income from Securities Lending                                       2,385             1,132             2,778            2,413
                                                               --------------    --------------    --------------   --------------
        Total Investment Income                                        54,083            16,405            22,198           55,464
                                                               --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                        10,497               534             2,821            4,209
   Accounting & Transfer Agent Fees                                     1,568               531               843            1,022
   Custodian Fees                                                         500               169               269              570
   Legal Fees                                                              63                12                23               20
   Audit Fees                                                              79                23                43               28
   Shareholders' Reports                                                   72                24                40               14
   Trustees' Fees and Expenses                                             44                 9                18                9
   Other                                                                   88                31                54               67
                                                               --------------    --------------    --------------   --------------
        Total Expenses                                                 12,911             1,333             4,111            5,939
                                                               --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                        41,172            15,072            18,087           49,525
                                                               --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                  580,495           113,151           346,562          115,062
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          --                --                --             (332)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       685,887           180,068            92,588          436,284
     Translation of Foreign Currency Denominated
        Amounts                                                            --                --                --              162
                                                               --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                               1,266,382           293,219           439,150          551,176
                                                               --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $    1,307,554    $      308,291    $      457,237   $      600,701
                                                               ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                                          THE
                                                                THE JAPANESE      THE PACIFIC        THE UNITED      CONTINENTAL
                                                                   SMALL           RIM SMALL       KINGDOM SMALL        SMALL
                                                                  COMPANY           COMPANY           COMPANY          COMPANY
                                                                   SERIES            SERIES            SERIES           SERIES
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $430, $214, $786 and $1,719, respectively)             $        5,742    $        7,953    $        8,331   $       11,809
   Interest                                                                89                41                63               78
   Income from Securities Lending                                       1,854               348                --              952
                                                               --------------    --------------    --------------   --------------
        Total Investment Income                                         7,685             8,342             8,394           12,839
                                                               --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                           448               202               283              547
   Accounting & Transfer Agent Fees                                       485               259               359              549
   Custodian Fees                                                         226               179               102              283
   Legal Fees                                                               5                --                 2                7
   Audit Fees                                                               8                 1                 4                9
   Shareholders' Reports                                                    5                --                 3                6
   Trustees' Fees and Expenses                                              4                 2                 2                5
   Other                                                                   16                 6                 8               23
                                                               --------------    --------------    --------------   --------------
        Total Expenses                                                  1,197               649               763            1,429
                                                               --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                         6,488             7,693             7,631           11,410
                                                               --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                               4,671             8,924             7,907           20,346
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                         (28)               69               (42)             114
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       101,600            37,804            56,621          139,855
     Translation of Foreign Currency Denominated
        Amounts                                                           127                16               (12)             (20)
                                                               --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 106,370            46,813            64,474          160,295
                                                               --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $      112,858    $       54,506    $       72,105   $      171,705
                                                               ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                       THE
                                                                    THE             EMERGING          THE DFA          THE DFA
                                                                  EMERGING          MARKETS           ONE-YEAR      TWO-YEAR GLOBAL
                                                                  MARKETS          SMALL CAP        FIXED INCOME     FIXED INCOME
                                                                   SERIES            SERIES            SERIES           SERIES
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,796,
     $524, $0 and $0, respectively)                            $       24,636    $        4,085                --               --
   Interest                                                               163                34    $       30,432   $       31,088
                                                               --------------    --------------    --------------   --------------
        Total Investment Income                                        24,799             4,119            30,432           31,088
                                                               --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                           844               337               884              748
   Accounting & Transfer Agent Fees                                       691               216               403              727
   Custodian Fees                                                         983               303               153              117
   Legal Fees                                                              11                 2                21               10
   Audit Fees                                                              14                 3                28               23
   Shareholders' Reports                                                   10                 2                21               17
   Trustees' Fees and Expenses                                             11                 1                14               17
   Other                                                                   41                12                21               24
                                                               --------------    --------------    --------------   --------------
        Total Expenses                                                  2,605               876             1,545            1,683
                                                               --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                        22,194             3,243            28,887           29,405
                                                               --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                       84            10,731            (4,145)          (6,273)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                      (1,491)             (378)               --           (7,224)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       245,707            35,801            (4,638)          (2,216)
     Translation of Foreign Currency Denominated
        Amounts                                                            61                42                --            1,735
   Deferred Thailand Capital Gains Tax                                   (985)              410                --               --
                                                               --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 243,376            46,606            (8,783)         (13,978)
                                                               --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $      265,570    $       49,849    $       20,104   $       15,427
                                                               ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                              THE U.S.                  THE ENHANCED
                                                           LARGE COMPANY             U.S. LARGE COMPANY
                                                              SERIES                       SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    65,462   $    45,762   $     2,781   $     1,729
    Net Realized Gain (Loss) on Investment
     Securities Sold                                      (2,763)     (137,474)         (321)          983
    Net Realized Gain (Loss) on Futures                    9,374         9,903        13,917        12,294
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --        (1,063)           --
    Net Realized Gain (Loss) on Swap Contracts                --            --         1,633         5,138
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency          317,965       447,952           277          (661)
     Translation of Foreign Currency
       Denominated Amounts                                    --            --           251            --
     Futures                                                 714        (3,012)        1,966         1,356
     Swap Contracts                                           --            --         1,337        (1,671)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           390,752       363,131        20,778        19,168
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                     --            --        (1,998)       (1,810)
    Net Short-Term Gains                                      --            --            --            --
    Net Long-Term Gains                                       --            --            --            --
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                      --            --        (1,998)       (1,810)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                             --            --        73,871        54,067
    Shares Issued in Lieu of Cash
     Distributions                                            --            --         1,977         1,747
    Shares Redeemed                                           --            --       (14,326)      (33,101)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                             --            --        61,522        22,713
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
    Contributions                                        571,038       547,508            --            --
    Withdrawals                                         (468,868)     (533,199)           --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from
     Transactions in Interest                            102,170        14,309            --            --
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                           492,922       377,440        80,302        40,071
NET ASSETS
    Beginning of Period                                3,000,997     2,623,557       141,478       101,407
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 3,493,919   $ 3,000,997   $   221,780   $   141,478
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                      8,760         7,604
    Shares Issued in Lieu of Cash Distributions              N/A           N/A           234           250
    Shares Redeemed                                                                   (1,698)       (4,572)
                                                                                 -----------   -----------
                                                                                       7,296         3,282
                                                                                 ===========   ===========

                                                              THE U.S.                    THE U.S.
                                                          LARGE CAP VALUE             SMALL XM VALUE
                                                               SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    45,093   $    31,384   $     2,059   $     4,044
    Net Realized Gain (Loss) on Investment
     Securities Sold                                      84,609       (48,309)       24,457        64,047
    Net Realized Gain (Loss) on Futures                       --            --            --            --
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --            --            --
    Net Realized Gain (Loss) on Swap Contracts                --            --            --            --
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency          496,658       415,785        22,437        41,676
     Translation of Foreign Currency
       Denominated Amounts                                    --            --            --            --
     Futures                                                  --            --            --            --
     Swap Contracts                                           --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           626,360       398,860        48,953       109,767
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                (33,641)      (31,464)       (1,311)       (2,339)
    Net Short-Term Gains                                      --            --       (10,132)           --
    Net Long-Term Gains                                       --            --       (10,283)      (78,781)
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                 (33,641)      (31,464)      (21,726)      (81,120)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                        857,913       495,839        59,251        58,299
    Shares Issued in Lieu of Cash
     Distributions                                        32,697        31,027        21,565        81,120
    Shares Redeemed                                      (74,078)     (121,409)      (80,125)     (793,214)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                        816,532       405,457           691      (653,795)
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
    Contributions                                             --            --            --            --
    Withdrawals                                               --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from
     Transactions in Interest                                 --            --            --            --
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                         1,409,251       772,853        27,918      (625,148)
NET ASSETS
    Beginning of Period                                2,510,662     1,737,809       179,407       804,555
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 3,919,913   $ 2,510,662   $   207,325   $   179,407
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         50,791        36,572         5,275         7,476
    Shares Issued in Lieu of Cash Distributions            1,939         2,270         2,056        10,215
    Shares Redeemed                                       (4,363)       (9,461)       (7,080)      (90,343)
                                                     -----------   -----------   -----------   -----------
                                                          48,367        29,381           251       (72,652)
                                                     ===========   ===========   ===========   ===========

               See accompanying Notes to the Financial Statements.

                                                              THE U.S.                    THE U.S.
                                                          SMALL CAP VALUE                SMALL CAP
                                                               SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    41,172   $    25,250   $    15,072   $     8,625
    Net Realized Gain (Loss) on
     Investment Securities Sold                          580,495       354,502       113,151        11,512
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --            --            --
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
       Currency                                          685,887     1,007,496       180,068       370,338
     Translation of Foreign Currency
       Denominated Amounts                                    --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                         1,307,554     1,387,248       308,291       390,475
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                (18,623)      (26,137)      (10,116)       (8,820)
    Net Short-Term Gains                                 (55,751)           --          (638)           --
    Net Long-Term Gains                                 (300,806)     (230,313)           --            --
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                (375,180)     (256,450)      (10,754)       (8,820)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                        896,415       469,039       890,063       397,476
    Shares Issued in Lieu of Cash
     Distributions                                       366,785       252,312        10,424         8,584
    Shares Redeemed                                     (418,726)     (482,875)     (345,420)     (171,130)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                        844,474       238,476       555,067       234,930
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                         1,776,848     1,369,274       852,604       616,585
NET ASSETS
    Beginning of Period                                4,518,054     3,148,780     1,468,486       851,901
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 6,294,902   $ 4,518,054   $ 2,321,090   $ 1,468,486
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         42,487        29,244        60,867        34,898
    Shares Issued in Lieu of Cash Distributions           18,895        17,959           728           658
    Shares Redeemed                                      (20,327)      (32,884)      (23,461)      (15,197)
                                                     -----------   -----------   -----------   -----------
                                                          41,055        14,319        38,134        20,359
                                                     ===========   ===========   ===========   ===========

                                                              THE U.S.                    THE DFA
                                                             MICRO CAP              INTERNATIONAL VALUE
                                                               SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    18,087   $    13,103   $    49,525   $    31,730
    Net Realized Gain (Loss) on
     Investment Securities Sold                          346,562        57,916       115,062        (3,540)
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --          (332)          205
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
       Currency                                           92,588       809,548       436,284       379,196
     Translation of Foreign Currency
       Denominated Amounts                                    --            --           162           114
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           457,237       880,567       600,701       407,705
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                (13,321)      (12,775)      (44,310)      (30,082)
    Net Short-Term Gains                                 (35,169)           --            --            --
    Net Long-Term Gains                                  (22,357)      (22,183)           --        (1,177)
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                 (70,847)      (34,958)      (44,310)      (31,259)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                        408,460       339,392       728,312       542,740
    Shares Issued in Lieu of Cash
     Distributions                                        67,549        34,293        42,852        31,258
    Shares Redeemed                                     (270,002)     (206,440)     (128,290)     (471,133)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                        206,007       167,245       642,874       102,865
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                           592,397     1,012,854     1,199,265       479,311
NET ASSETS
    Beginning of Period                                2,624,043     1,611,189     1,604,778     1,125,467
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 3,216,440   $ 2,624,043   $ 2,804,043   $ 1,604,778
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         37,622        43,658        51,724        53,795
    Shares Issued in Lieu of Cash Distributions            6,513         4,472         3,072         2,986
    Shares Redeemed                                      (24,725)      (24,233)       (9,358)      (47,941)
                                                     -----------   -----------   -----------   -----------
                                                          19,410        23,897        45,438         8,840
                                                     ===========   ===========   ===========   ===========

               See accompanying Notes to the Financial Statements.

                                                           THE JAPANESE               THE PACIFIC RIM
                                                           SMALL COMPANY               SMALL COMPANY
                                                              SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     6,488   $     3,245   $     7,693   $     4,147
   Net Realized Gain (Loss) on
    Investment Securities Sold                             4,671       (18,120)        8,924          (436)
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                    (28)           54            69            18
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency           101,600       101,101        37,804        56,281
    Translation of Foreign Currency
      Denominated Amounts                                    127            16            16             4
                                                     -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            112,858        86,296        54,506        60,014
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
   Contributions                                         214,817        53,153        82,852        25,155
   Withdrawals                                            (6,242)      (50,797)      (11,124)      (50,041)
                                                     -----------   -----------   -----------   -----------
   Net Increase (Decrease) from
    Transactions in Interest                             208,575         2,356        71,728       (24,886)
                                                     -----------   -----------   -----------   -----------
    Total Increase (Decrease)                            321,433        88,652       126,234        35,128
NET ASSETS
   Beginning of Period                                   283,699       195,047       156,765       121,637
                                                     -----------   -----------   -----------   -----------
   End of Period                                     $   605,132   $   283,699   $   282,999   $   156,765
                                                     ===========   ===========   ===========   ===========

                                                        THE UNITED KINGDOM            THE CONTINENTAL
                                                           SMALL COMPANY               SMALL COMPANY
                                                               SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     7,631   $     3,789   $    11,410   $     7,753
   Net Realized Gain (Loss) on
    Investment Securities Sold                             7,907        (1,016)       20,346        12,045
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                    (42)           30           114           315
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            56,621        42,580       139,855       120,867
    Translation of Foreign Currency
      Denominated Amounts                                    (12)            5           (20)           69
                                                     -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             72,105        45,388       171,705       141,049
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
   Contributions                                         148,279        41,630        70,258        97,585
   Withdrawals                                            (3,538)      (25,000)      (35,726)      (53,295)
                                                     -----------   -----------   -----------   -----------
   Net Increase (Decrease) from
    Transactions in Interest                             144,741        16,630        34,532        44,290
                                                     -----------   -----------   -----------   -----------
    Total Increase (Decrease)                            216,846        62,018       206,237       185,339
NET ASSETS
   Beginning of Period                                   160,917        98,899       448,407       263,068
                                                     -----------   -----------   -----------   -----------
   End of Period                                     $   377,763   $   160,917   $   654,644   $   448,407
                                                     ===========   ===========   ===========   ===========

               See accompanying Notes to the Financial Statements.

                                                                                            THE
                                                               THE                        EMERGING
                                                         EMERGING MARKETS             MARKETS SMALL CAP
                                                              SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    22,194   $     9,466   $     3,243   $     1,764
    Net Realized Gain (Loss) on
     Investment Securities Sold                               84        (6,216)       10,731           332
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                (1,491)         (283)         (378)         (143)
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency          245,707       148,355        35,801        32,404
     Translation of Foreign Currency
       Denominated Amounts                                    61            10            42            --
    Deferred Thailand Capital Gains Tax                     (985)       (1,826)          410          (720)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           265,570       149,506        49,849        33,637
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                     --            --            --            --
    Net Short-Term Gains                                                    --            --            --
    Net Long-Term Gains                                       --            --            --            --
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                      --            --            --            --
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                             --            --            --            --
    Shares Issued in Lieu of Cash
     Distributions                                            --            --            --            --
    Shares Redeemed                                           --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                             --            --            --            --
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
    Contributions                                        377,916       156,160        89,119        36,904
    Withdrawals                                          (90,785)      (41,298)      (18,847)       (1,126)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Transactions
     in Interest                                         287,131       114,862        70,272        35,778
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                           552,701       264,368       120,121        69,415
NET ASSETS
    Beginning of Period                                  607,561       343,193       117,744        48,329
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 1,160,262   $   607,561   $   237,865   $   117,744
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued
    Shares Issued in Lieu of Cash Distributions              N/A           N/A           N/A           N/A
    Shares Redeemed

                                                              THE DFA                     THE DFA
                                                             ONE-YEAR                 TWO-YEAR GLOBAL
                                                           FIXED INCOME                FIXED INCOME
                                                              SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    28,887   $    18,976   $    29,405   $    17,497
    Net Realized Gain (Loss) on
     Investment Securities Sold                           (4,145)        9,741        (6,273)       13,434
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --        (7,224)         (298)
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency           (4,638)       (6,678)       (2,216)       (9,932)
     Translation of Foreign Currency
       Denominated Amounts                                    --            --         1,735           306
    Deferred Thailand Capital Gains Tax                       --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                            20,104        22,039        15,427        21,007
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                (26,750)      (19,710)      (21,943)      (17,698)
    Net Short-Term Gains                                  (9,586)      (12,023)      (13,106)           --
    Net Long-Term Gains                                     (172)          (10)         (354)      (10,965)
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                 (36,508)      (31,743)      (35,403)      (28,663)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                        818,007       715,785       536,479       411,930
    Shares Issued in Lieu of Cash
     Distributions                                        34,532        29,506        35,234        28,394
    Shares Redeemed                                     (552,025)     (273,042)      (40,215)      (36,366)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                        300,514       472,249       531,498       403,958
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
    Contributions                                             --            --            --            --
    Withdrawals                                               --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Transactions
     in Interest                                              --            --            --            --
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                           284,110       462,545       511,522       396,302
NET ASSETS
    Beginning of Period                                1,455,374       992,829     1,195,610       799,308
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 1,739,484   $ 1,455,374   $ 1,707,132   $ 1,195,610
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         81,382        70,748        53,400        40,550
    Shares Issued in Lieu of Cash Distributions            3,445         2,926         3,515         2,803
    Shares Redeemed                                      (54,998)      (27,014)       (3,974)       (3,574)
                                                     -----------   -----------   -----------   -----------
                                                          29,829        46,660        52,941        39,779
                                                     ===========   ===========   ===========   ===========

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE U.S. LARGE COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --            ---             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
   Return of Capital                                            --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 12.77%         15.05%        (16.59)%       (12.30)%        (4.25)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 3,493,919    $ 3,000,997    $ 2,623,557    $ 2,831,650    $ 3,138,812
Ratio of Expenses to Average Net Assets                       0.05%          0.05%          0.05%          0.05%          0.06%
Ratio of Net Investment Income to Average Net Assets          1.99%          1.75%          1.53%          1.26%          1.12%
Portfolio Turnover Rate                                          2%             8%            11%             8%             8%

                                                                       THE ENHANCED U.S. LARGE COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      7.94    $      6.97    $      8.41    $      9.92    $     13.03
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.08           0.15           0.18           0.44           1.18
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               0.91           0.93          (1.46)         (1.57)         (1.62)
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          0.99           1.08          (1.28)         (1.13)         (0.44)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.10)         (0.11)         (0.16)         (0.06)         (1.30)
   Net Realized Gains                                           --             --             --             --          (1.37)
   Return of Capital                                            --             --             --          (0.32)            --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.10)         (0.11)         (0.16)         (0.38)         (2.67)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      8.83    $      7.94    $      6.97    $      8.41    $      9.92
==============================================================================================================================
Total Return                                                 12.50%         15.71%        (15.34)%       (11.66)%         4.64%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   221,780    $   141,478    $   101,407    $    90,801    $    89,927
Ratio of Expenses to Average Net Assets                       0.18%          0.18%          0.18%          0.19%          0.19%
Ratio of Net Investment Income to Average Net Assets          1.59%          1.44%          2.61%          4.37%          5.26%
Portfolio Turnover Rate                                        125%           138%           183%           122%            71%

NA+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                                                                           THE U.S. LARGE CAP VALUE SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     15.41    $     13.01    $     14.44    $     14.71    $     17.79
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.23           0.21           0.20           0.25           0.33
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               3.09           2.41          (1.43)          1.25           0.04
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          3.32           2.62          (1.23)          1.50           0.37
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.18)         (0.22)         (0.20)         (0.27)         (0.32)
   Net Realized Gains                                           --             --             --          (1.50)         (3.13)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.18)         (0.22)         (0.20)         (1.77)         (3.45)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     18.55    $     15.41    $     13.01    $     14.44    $     14.71
==============================================================================================================================
Total Return                                                 21.68%         20.34%         (8.64)%        10.97%          3.06%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 3,919,913    $ 2,510,662    $ 1,737,809    $ 1,637,083    $ 1,735,343
Ratio of Expenses to Average Net Assets                       0.15%          0.15%          0.15%          0.15%          0.16%
Ratio of Net Investment Income to Average Net Assets          1.41%          1.62%          1.49%          1.66%          2.20%
Portfolio Turnover Rate                                          7%             7%             9%             6%            26%

                                                                           THE U.S. SMALL XM VALUE SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     11.26    $      9.08    $     10.21    $      8.95    $      9.03
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.12           0.24           0.10           0.15           0.15
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               2.73           2.90           0.14           1.88           0.15
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          2.85           3.14           0.24           2.03           0.30
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.08)         (0.07)         (0.10)         (0.14)         (0.15)
   Net Realized Gains                                        (1.22)         (0.89)         (1.27)         (0.63)         (0.23)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (1.30)         (0.96)         (1.37)         (0.77)         (0.38)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     12.81    $     11.26    $      9.08    $     10.21    $      8.95
==============================================================================================================================
Total Return                                                 27.86%         38.88%          2.17%         24.10%          3.42%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   207,325    $   179,407    $   804,555    $   793,190    $   801,368
Ratio of Expenses to Average Net Assets                       0.13%          0.13%          0.13%          0.13%          0.13%
Ratio of Net Investment Income to Average Net Assets          1.03%          0.89%          1.04%          1.32%          2.03%
Portfolio Turnover Rate                                         38%            43%            34%             8%            26%

                 See accompanying Notes to Financial Statements.

                                                                           THE U.S. SMALL CAP VALUE SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     20.20    $     15.04    $     16.54    $     16.47    $     17.16
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.16           0.12           0.11           0.15           0.16
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                           5.09           6.29           0.11           3.15           0.97
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          5.25           6.41           0.22           3.30           1.13
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.08)         (0.12)         (0.11)         (0.15)         (0.16)
   Net Realized Gains                                        (1.59)         (1.13)         (1.61)         (3.08)         (1.66)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (1.67)         (1.25)         (1.72)         (3.23)         (1.82)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     23.78    $     20.20    $     15.04    $     16.54    $     16.47
==============================================================================================================================
Total Return                                                 27.87%         46.31%          1.05%         23.86%          7.29%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 6,294,902    $ 4,518,054    $ 3,148,780    $ 3,039,844    $ 2,711,041
Ratio of Expenses to Average Net Assets                       0.25%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment Income to Average
 Net Assets                                                   0.78%          0.75%          0.70%          0.86%          0.92%
Portfolio Turnover Rate                                         26%            35%            30%            13%            32%

                                                                              THE U.S. SMALL CAP SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     13.84    $      9.93    $     11.08    $     11.67    $     12.24
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.12           0.08           0.09           0.10           0.11
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                           2.22           3.92          (1.00)          1.24           0.65
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          2.34           4.00          (0.91)          1.34           0.76
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.08)         (0.09)         (0.10)         (0.10)         (0.11)
   Net Realized Gains                                        (0.01)            --          (0.14)         (1.83)         (1.22)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.09)         (0.09)         (0.24)         (1.93)         (1.33)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     16.09    $     13.84    $      9.93    $     11.08    $     11.67
==============================================================================================================================
Total Return                                                 16.99%         40.32%         (8.42)%        13.08%          6.48%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 2,321,090    $ 1,468,486    $   851,901    $   991,082    $   768,151
Ratio of Expenses to Average Net Assets                       0.07%          0.08%          0.08%          0.08%          0.08%
Ratio of Net Investment Income to Average Net Assets          0.85%          0.84%          0.81%          0.94%          0.99%
Portfolio Turnover Rate                                         16%            16%            34%            13%            38%

                 See accompanying Notes to Financial Statements.

                                                                              THE U.S. MICRO CAP SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.48    $      7.11    $      7.50    $      8.19    $      9.55
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.07           0.05           0.04           0.07           0.07
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 1.65           3.47          (0.25)          1.07           0.46
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          1.72           3.52          (0.21)          1.14           0.53
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.05)         (0.05)         (0.05)         (0.06)         (0.07)
   Net Realized Gains                                        (0.23)         (0.10)         (0.13)         (1.77)         (1.82)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.28)         (0.15)         (0.18)         (1.83)         (1.89)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     11.92    $     10.48    $      7.11    $      7.50    $      8.19
==============================================================================================================================
Total Return                                                 16.83%         50.34%         (2.96)%        17.66%          5.82%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 3,216,440    $ 2,624,043    $ 1,611,189    $ 1,616,114    $ 1,443,726
Ratio of Expenses to Average Net Assets                       0.15%          0.15%          0.15%          0.15%          0.15%
Ratio of Net Investment Income to Average Net Assets          0.64%          0.68%          0.58%          0.88%          0.76%
Portfolio Turnover Rate                                         27%            19%            19%            14%            37%

                                                                         THE DFA INTERNATIONAL VALUE SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     12.40    $      9.33    $     10.15    $     12.07    $     13.18
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.33           0.27           0.24           0.27           0.27
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 3.61           3.06          (0.78)         (1.49)         (0.31)
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          3.94           3.33          (0.54)         (1.22)         (0.04)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.30)         (0.25)         (0.25)         (0.27)         (0.26)
   Net Realized Gains                                            -          (0.01)         (0.03)         (0.43)         (0.81)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.30)         (0.26)         (0.28)         (0.70)         (1.07)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     16.04    $     12.40    $      9.33    $     10.15    $     12.07
==============================================================================================================================
Total Return                                                 32.15%         36.24%         (5.53)%       (10.75)%        (0.51)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 2,804,043    $ 1,604,778    $ 1,125,467    $ 1,208,100    $ 1,553,481
Ratio of Expenses to Average Net Assets                       0.28%          0.30%          0.30%          0.29%          0.29%
Ratio of Net Investment Income to Average Net Assets          2.35%          2.61%          2.36%          2.32%          2.13%
Portfolio Turnover Rate                                         15%            14%            18%             6%             9%

                 See accompanying Notes to Financial Statements.

                                                                          THE JAPANESE SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 32.73%         47.87%         (9.62)%       (13.51)%        (9.93)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   605,132    $   283,699    $   195,047    $   196,187    $   196,118
Ratio of Expenses to Average Net Assets                       0.27%          0.28%          0.27%          0.28%          0.27%
Ratio of Net Investment Income to Average Net Assets          1.45%          1.41%          1.26%          1.41%          1.38%
Portfolio Turnover Rate                                          5%            16%             5%             9%             6%

                                                                         THE PACIFIC RIM SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 27.40%         61.47%          7.28%          2.84%        (10.99)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   282,999    $   156,765    $   121,637    $   130,554    $   131,888
Ratio of Expenses to Average Net Assets                       0.32%          0.31%          0.32%          0.28%          0.29%
Ratio of Net Investment Income to Average Net Assets          3.82%          3.35%          3.77%          3.69%          4.10%
Portfolio Turnover Rate                                         11%            15%            26%            10%             7%

NA+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                       THE UNITED KINGDOM SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 29.68%         44.65%         (4.67)%        (4.89)%        (6.18)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   377,763    $   160,917    $    98,899    $    96,741    $   109,806
Ratio of Expenses to Average Net Assets                       0.27%          0.26%          0.26%          0.27%          0.26%
Ratio of Net Investment Income to Average Net Assets          2.70%          3.25%          3.03%          2.86%          3.06%
Portfolio Turnover Rate                                          7%             7%             6%            14%            11%

                                                                            THE CONTINENTAL SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 36.57%         52.86%          3.22%         (5.43)%         2.67%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   654,644    $   448,407    $   263,068    $   210,337    $   226,724
Ratio of Expenses to Average Net Assets                       0.26%          0.30%          0.31%          0.30%          0.28%
Ratio of Net Investment Income to Average Net Assets          2.09%          2.49%          2.22%          2.73%          2.36%
Portfolio Turnover Rate                                          9%            11%            12%            12%             9%

NA+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                            THE EMERGING MARKETS SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 35.47%         39.67%          2.10%         (8.54)%       (22.30)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,160,262    $   607,561    $   343,193    $   307,720    $   296,726
Ratio of Expenses to Average Net Assets                       0.31%          0.34%          0.34%          0.46%          0.46%
Ratio of Net Investment Income to Average Net Assets          2.63%          2.23%          1.64%          1.94%          1.33%
Portfolio Turnover Rate                                          2%             1%             8%             6%            12%

                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 35.22%         52.80%         13.07%         (9.55)%       (23.28)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   237,865    $   117,744    $    40,379    $    34,687    $    32,572
Ratio of Expenses to Average Net Assets                       0.52%          0.54%          0.51%          0.63%          0.66%
Ratio of Net Investment Income to Average Net Assets          1.93%          2.44%          2.03%          2.17%          1.69%
Portfolio Turnover Rate                                         11%             6%            16%            14%            20%

NA+ Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                        THE DFA ONE-YEAR FIXED INCOME SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.10    $     10.19    $     10.11    $     10.01    $      9.97
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.16           0.15           0.27           0.49           0.60
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                              (0.04)          0.04           0.09           0.13           0.04
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          0.12           0.19           0.36           0.62           0.64
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.15)         (0.16)         (0.28)         (0.52)         (0.60)
   Net Realized Gains                                        (0.07)         (0.12)            --             --             --
   Return of Capital                                            --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.22)         (0.28)         (0.28)         (0.52)         (0.60)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     10.00    $     10.10    $     10.19    $     10.11    $     10.01
==============================================================================================================================
Total Return                                                  1.21%          1.95%          3.57%          6.33%          6.63%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,739,484    $ 1,455,374    $   992,829    $   739,657    $   841,506
Ratio of Expenses to Average Net Assets                       0.09%          0.09%          0.09%          0.09%          0.09%
Ratio of Net Investment Income to Average Net Assets          1.63%          1.51%          2.65%          4.89%          6.07%
Portfolio Turnover Rate                                        154%           143%           154%            55%            35%

                                                                     THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.13    $     10.22    $     10.03    $      9.70    $     10.11
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.12           0.25           0.30           0.44           0.84
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --          (0.01)          0.16           0.22          (0.23)
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          0.12           0.24           0.46           0.66           0.61
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.15)         (0.19)         (0.27)         (0.14)         (1.02)
   Net Realized Gains                                        (0.11)         (0.14)            --             --             --
   Return of Capital                                            --             --             --          (0.19)            --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.26)         (0.33)         (0.27)         (0.33)         (1.02)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      9.99    $     10.13    $     10.22    $     10.03    $      9.70
==============================================================================================================================
Total Return                                                  1.22%          2.36%          4.60%          6.91%          6.30%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,707,132    $ 1,195,610    $   799,308    $   596,209    $   518,518
Ratio of Expenses to Average Net Assets                       0.11%          0.13%          0.14%          0.15%          0.15%
Ratio of Net Investment Income to Average Net Assets          1.96%          1.78%          3.20%          4.54%          5.03%
Portfolio Turnover Rate                                        131%           144%           138%           113%            73%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2004, the Trust consisted of twenty-one investment portfolios, ("the Portfolios") of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                  0.025 of 1%
          The Enhanced U.S. Large Company Series          0.05 of 1%
          The U.S. Large Cap Value Series                 0.10 of 1%
          The U.S. Small XM Value Series                  0.10 of 1%
          The U.S. Small Cap Value Series                 0.20 of 1%
          The U.S. Small Cap Series                       0.03 of 1%
          The U.S. Micro Cap Series                       0.10 of 1%
          The DFA International Value Series              0.20 of 1%
          The Japanese Small Company Series               0.10 of 1%
          The Pacific Rim Small Company Series            0.10 of 1%
          The United Kingdom Small Company Series         0.10 of 1%
          The Continental Small Company Series            0.10 of 1%
          The Emerging Markets Series                     0.10 of 1%
          The Emerging Markets Small Cap Series           0.20 of 1%
          The DFA One-Year Fixed Income Series            0.05 of 1%
          The DFA Two-Year Global Fixed Income Series     0.05 of 1%

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                  $     55,348
          The Enhanced U.S. Large Company Series                2,850
          The U.S. Large Cap Value Series                      52,268
          The U.S. Small XM Value Series                        3,374
          The U.S. Small Cap Value Series                      86,943
          The U.S. Small Cap Series                            28,911
          The U.S. Micro Cap Series                            47,144
          The DFA International Value Series                   33,960
          The Japanese Small Company Series                     7,191
          The Pacific Rim Small Company Series                  3,222
          The United Kingdom Small Company Series               4,597
          The Continental Small Company Series                  9,063
          The Emerging Markets Series                          13,548
          The Emerging Markets Small Cap Series                 2,710
          The DFA One-Year Fixed Income Series                 29,800
          The DFA Two-Year Global Fixed Income Series          24,670

E. PURCHASE AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                    U.S. GOVERNMENT              OTHER INVESTMENT
                                                       SECURITIES                   SECURITIES
                                              ---------------------------   ---------------------------
                                                PURCHASES        SALES        PURCHASES        SALES
                                              ------------   ------------   ------------   ------------
The U.S. Large Company Series                           --             --   $    226,523   $     62,048
The Enhanced U.S. Large Company Series        $     57,167   $     33,736        119,583         91,586
The U.S. Large Cap Value Series                         --             --      1,043,610        211,695
The U.S. Small XM Value Series                          --             --         75,050         97,684
The U.S. Small Cap Value Series                         --             --      1,843,319      1,369,960
The U.S. Small Cap Series                               --             --        812,693        280,940
The U.S. Micro Cap Series                               --             --        876,709        751,263
The DFA International Value Series                      --             --        966,299        308,148
The Japanese Small Company Series                       --             --        230,758         20,708
The Pacific Rim Small Company Series                    --             --        101,051         21,708
The United Kingdom Small Company Series                 --             --        136,795         19,199
The Continental Small Company Series                    --             --         95,467         46,846
The Emerging Markets Series                             --             --        315,369         13,502
The Emerging Markets Small Cap Series                   --             --         91,916         18,602
The DFA One-Year Fixed Income Series               748,882        712,621        955,633        789,249
The DFA Two-Year Global Fixed Income Series      1,201,117      1,019,667      1,253,968        898,312

F. FEDERAL INCOME TAXES:

     It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes and net realized gains resulting from in-kind redemptions (amounts in thousands):

                                                                   INCREASE         INCREASE
                                                                  (DECREASE)       (DECREASE)
                                                 INCREASE         ACCUMULATED     UNDISTRIBUTED
                                                (DECREASE)       NET REALIZED    NET INVESTMENT
                                              PAID-IN CAPITAL   GAINS (LOSSES)       INCOME
                                              ---------------   --------------   --------------
The Enhanced U.S. Large Company Series                     --   $        1,063   $       (1,063)

                                                                   INCREASE         INCREASE
                                                                  (DECREASE)       (DECREASE)
                                                 INCREASE         ACCUMULATED     UNDISTRIBUTED
                                                (DECREASE)       NET REALIZED    NET INVESTMENT
                                              PAID-IN CAPITAL   GAINS (LOSSES)       INCOME
                                              ---------------   --------------   --------------
The U.S. Micro Cap Series                     $        79,581   $      (78,953)  $         (628)
The DFA International Value Series                         --          (11,672)          11,672
The DFA One-Year Fixed Income Series                       --              (26)              26
The DFA Two-Year Global Fixed Income Series                --            7,187           (7,187)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                ORDINARY
                                               INCOME AND
                                               SHORT-TERM       LONG-TERM
                                              CAPITAL GAINS   CAPITAL GAINS     TOTAL
                                              -------------   -------------   ----------
The Enhanced U.S. Large Company Series
2004                                          $       1,998              --   $    1,998
2003                                                  1,810              --        1,810

The U.S. Large Cap Value Series
2004                                                 33,641              --       33,641
2003                                                 31,464              --       31,464

The U.S. Small XM Value Series
2004                                                 11,443   $      10,283       21,726
2003                                                  2,339          78,781       81,120

The U.S. Small Cap Value Series
2004                                                 74,374         300,806      375,180
2003                                                 26,137         230,313      256,450

The U.S. Small Cap Series
2004                                                 10,754              --       10,754
2003                                                  8,820              --        8,820

The U.S. Micro Cap Series
2004                                                 48,490          22,357       70,847
2003                                                 12,775          22,183       34,958

The DFA International Value Series
2004                                                 44,310              --       44,310
2003                                                 30,082           1,177       31,259

The DFA One-Year Fixed Income Series
2004                                                 36,362             146       36,508
2003                                                 31,733              10       31,743

The DFA Two-Year Global Fixed Income Series
2004                                                 35,086             317       35,403
2003                                                 17,698          10,965       28,663

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                TOTAL NET
                                              UNDISTRIBUTED                                   DISTRIBUTABLE
                                                   NET        UNDISTRIBUTED      CAPITAL        EARNINGS
                                               INVESTMENT       LONG-TERM         LOSS        (ACCUMULATED
                                                 INCOME       CAPITAL GAINS   CARRYFORWARD        LOSS)
                                              -------------   -------------   ------------    -------------
The Enhanced U.S. Large Company Series        $       1,842              --   $    (11,188)   $      (9,346)
The U.S. Large Cap Value Series                      13,203   $       3,947             --           17,150
The U.S. Small XM Value Series                       11,290          14,101             --           25,391
The U.S. Small Cap Value Series                      92,387         511,749             --          604,136
The U.S. Small Cap Series                            23,732          94,427             --          118,159
The U.S. Micro Cap Series                            54,927         216,958             --          271,885
The DFA International Value Series                   22,727         104,819             --          127,546
The DFA One-Year Fixed Income Series                  3,162              --         (4,145)            (983)
The DFA Two-Year Global Fixed Income Series           4,286              --         (6,273)          (1,987)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Series had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           EXPIRES ON NOVEMBER 30,
                                              -------------------------------------------------
                                                 2010         2011         2012        TOTAL
                                              ----------   ----------   ----------   ----------
The Enhanced U.S. Large Company Series        $   11,188           --           --   $   11,188
The DFA One-Year Fixed Income Series                  --           --   $    4,145        4,145
The DFA Two-Year Global Fixed Income Series           --           --        6,273        6,273

     During the year ended November 30, 2004, the following Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

          The Enhanced U.S. Large Company Series   $  15,562,000
          The U.S. Large Cap Value Series             80,662,000
          The DFA International Value Series           3,507,000

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                          MARK TO MARKET   REALIZED GAINS
                                          --------------   --------------
The DFA International Value Series        $   10,083,171   $   12,003,955
The Japanese Small Company Series              3,639,564           92,868
The Pacific Rim Small Company Series           1,131,373        1,633,733
The United Kingdom Small Company Series        1,424,643           32,840
The Continental Small Company Series           3,269,647        1,120,728
The Emerging Markets Series                    2,976,502          318,491
The Emerging Markets Small Cap Series            214,365          435,517

     During the year ended November 30, 2004, The U.S. Micro Cap Series realized approximately $69,426,000 of net capital gains resulting from in-kind redemptions in which the shareholders of the Series elected to exchange shares of the Series for securities, rather than cash. Because such gains are not taxable to the Series, and are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                 NET
                                                                                              UNREALIZED
                                                 FEDERAL      UNREALIZED     UNREALIZED      APPRECIATION/
                                                TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                              ------------   ------------   ------------    --------------
The U.S. Large Company Series                 $  3,213,488   $  1,038,480   $   (388,482)   $      649,998
The Enhanced U.S. Large Company Series             218,228            897           (870)               27
The U.S. Large Cap Value Series                  3,546,521      1,009,036       (169,472)          839,564
The U.S. Small XM Value Series                     200,959         35,166        (21,583)           13,583
The U.S. Small Cap Value Series                  5,054,195      1,895,543       (390,362)        1,505,181
The U.S. Small Cap Series                        2,133,706        578,316       (213,865)          364,451
The U.S. Micro Cap Series                        2,531,324      1,159,731       (311,755)          847,976
The DFA International Value Series               2,355,353        738,191        (79,423)          658,768
The Japanese Small Company Series                  810,005         88,467       (126,380)          (37,913)
The Pacific Rim Small Company Series               294,690         47,764        (25,728)           22,036
The United Kingdom Small Company Series            286,339        120,108        (24,733)           95,375
The Continental Small Company Series               457,571        287,262        (31,792)          255,470
The Emerging Markets Series                        820,836        405,526        (64,702)          340,824
The Emerging Markets Small Cap Series              180,624         71,535        (17,331)           54,204
The DFA One-Year Fixed Income Series             1,740,830             14         (7,467)           (7,453)
The DFA Two-Year Global Fixed Income Series      1,686,713          6,486        (12,420)           (5,934)

G. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                                                               UNREALIZED
                                                                              APPRECIATION
                                                                           (DEPRECIATION) OF
                                ACCUMULATED                  ACCUMULATED     FUTURES, SWAP     UNREALIZED
                                    NET                     NET REALIZED       CONTRACTS,     NET FOREIGN
                                 INVESTMENT  ACCUMULATED       FOREIGN         INVESTMENT       EXCHANGE                 NUMBER OF
                     PAID-IN       INCOME    NET REALIZED     EXCHANGE       SECURITIES AND       GAIN      TOTAL NET     SHARES
                     CAPITAL       (LOSS)     GAIN (LOSS)    GAIN (LOSS)    FOREIGN CURRENCY     (LOSS)      ASSETS     AUTHORIZED
                   -----------  -----------  ------------   ------------   -----------------  -----------  -----------  ----------
The Enhanced U.S.
  Large Company
  Series           $   229,449  $     1,023  $    (18,398)  $     (1,063)  $          10,518  $       251  $   221,780   Unlimited
The U.S. Large
  Cap Value Series   3,063,388       13,157         3,803             --             839,565           --    3,919,913   Unlimited
The U.S. Small XM
  Value Series         168,629          802        24,201             --              13,693           --      207,325   Unlimited
The U.S. Small
  Cap Value
  Series             4,186,084       23,381       577,833             --           1,507,604           --    6,294,902   Unlimited
The U.S. Small
  Cap Series         1,838,985        5,149       109,463             --             367,493           --    2,321,090   Unlimited
The U.S. Micro
  Cap Series         2,096,253        4,707       266,048             --             849,432           --    3,216,440   Unlimited

                                                                          ACCUMULATED                           ACCUMULATED
                                                                              NET                              NET REALIZED
                                                                           INVESTMENT         ACCUMULATED         FOREIGN
                                                          PAID-IN            INCOME          NET REALIZED         EXCHANGE
                                                          CAPITAL            (LOSS)           GAIN (LOSS)        GAIN (LOSS)
                                                     ----------------   ----------------   ----------------   ----------------
The DFA International Value Series                   $      2,017,396   $         18,196   $         99,382   $           (332)
The DFA One-Year Fixed Income Series                        1,747,946              3,187             (4,196)                --
The DFA Two-Year Global Fixed Income Series                 1,715,027              9,895             (6,367)            (7,224)

                                                        UNREALIZED
                                                       APPRECIATION
                                                     (DEPRECIATION)OF
                                                       FUTURES, SWAP       UNREALIZED
                                                        CONTRACTS,        NET FOREIGN
                                                        INVESTMENT          EXCHANGE                          NUMBER OF
                                                      SECURITIES AND          GAIN             TOTAL NET        SHARES
                                                     FOREIGN CURRENCY        (LOSS)              ASSETS       AUTHORIZED
                                                     ----------------   ----------------   ----------------   ----------
The DFA International Value Series                   $        669,039   $            362   $      2,804,043    Unlimited
The DFA One-Year Fixed Income Series                           (7,453)                --          1,739,484    Unlimited
The DFA Two-Year Global Fixed Income Series                    (5,934)             1,735          1,707,132    Unlimited

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     2. FORWARD CURRENCY CONTRACTS: Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, the funds had entered into the following contracts and the related net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements:

                                                        SETTLEMENT          CURRENCY
                                                           DATE               SOLD             CURRENCY
                                                     ----------------   ----------------   ----------------
The Enhanced U.S. Large Company Series                   12/29/04             13,778,972    Canadian Dollar
The DFA Two-Year Global Fixed Income Series              12/29/04             94,231,404    Canadian Dollar

Total

                                                                                              UNREALIZED
                                                                             VALUE AT          FOREIGN
                                                         CONTRACT          NOVEMBER 30,        EXCHANGE
                                                          AMOUNT              2004            GAIN/(LOSS)
                                                     ----------------   ----------------   ----------------
The Enhanced U.S. Large Company Series               $     11,831,405   $     11,584,544   $        246,860
The DFA Two-Year Global Fixed Income Series                80,912,412         79,224,188          1,688,224
                                                     ----------------   ----------------   ----------------
Total                                                $     92,743,817   $     90,808,732   $      1,935,084
                                                     ================   ================   ================

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     4. FUTURES CONTRACTS: During the year ended November 30, 2004, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2004, "Large Company" had outstanding 270 long futures contracts on the S&P 500 Index, all of which expire on December 17, 2004. The value of such contracts on November 30, 2004 was $79,251,750, which resulted in an unrealized gain of $2,955,600. Approximately $4,320,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities. At November 30, 2004, "Enhanced" had outstanding 654 long futures contracts on the S&P 500 Index which expire on December 17, 2004. The value of such contracts on November 30, 2004 was $191,965,350, which resulted in an unrealized gain of $8,844,602.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

     5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At November 30, 2004, Enhanced had an outstanding equity index swap with Morgan Stanley dated October 15, 2004 (which represents approximately 12% of the net assets of Enhanced), terminating on April 15, 2005. The notional value of the swap was $27,705,000 and Enhanced had recorded net unrealized appreciation of $1,646,874, owed to Enhanced as of November 30, 2004. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.08% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

     Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line were as follows:

                                              WEIGHTED            WEIGHTED         NUMBER OF          INTEREST       MAXIMUM AMOUNT
                                              AVERAGE             AVERAGE            DAYS              EXPENSE      BORROWED DURING
                                            INTEREST RATE       LOAN BALANCE      OUTSTANDING         INCURRED         THE PERIOD
                                           ---------------    ---------------   ---------------   ---------------   ---------------
The U.S. Small XM Value Series                        2.13%   $     1,106,105                38   $         2,493   $     3,371,000
The Pacific Rim Small Company Series                  1.75%           441,938                 4                86           477,750
The United Kingdom Small Company Series               2.51%           237,500                 4                66           300,000

     At November 30, 2004, The U.S. Small XM Value Series had a loan outstanding in the amount of $1,139,00.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Trust under the line of credit during the year ended November 30, 2004.

J. SECURITIES LENDING:

     As of November 30, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series) and the summary schedules of portfolio holdings (for The DFA International Value Series, The Pacific Rim Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993      75 portfolios in 4       Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG       DFAIDG - since 1983      investment companies     Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of     DFAITC - since 1993      75 portfolios in 4       Steven G. Rothmeier Distinguished Service Professor
DFAIDG, DIG and DEM.          DFAIDG - since 1986      investment companies     of Economics, Graduate School of Business,
Trustee of DFAITC.            DIG - since 1993                                  University of Chicago. Senior Vice-President,
1101 E. 58th Street           DEM - since 1993                                  Lexecon Inc. (economics, law, strategy and finance
Chicago, IL 60637                                                               consulting). Formerly, President, Cardean University
Date of Birth: 1/19/39                                                          (division of UNext.com). Member of the Boards of
                                                                                Milwaukee Mutual Insurance Company and UNext.com.
                                                                                Formerly, Trustee, First Prairie Funds (registered
                                                                                investment company). Trustee, Harbor Fund
                                                                                (registered investment company) (13 Portfolios).

    NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993      75 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981      investment companies     Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                      DIG - since 1993                                  (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.            DEM - since 1993                                  Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                       consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                                 (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                   Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003     75 portfolios in 4       John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003     investment companies     Graduate School of Business Administration, Harvard
and DEM.                      DFA DIG - since 2003                              University (since 1998). George Fisher Baker
Trustee of DFAITC.            DEM - since 2003                                  Professor of Business Administration, Graduate
Harvard Business School                                                         School of Business Administration, Harvard
397 Morgan Hall                                                                 University (1988-1998), Co-founder, Chief Science
Soldiers Field                                                                  Officer, Integrated Finance Limited (since 2002).
Boston, MA 02163                                                                Director, MF Risk, Inc. (risk managemetnt software)
Date of Birth: 7/31/44                                                          (since 2001). Director, Peninsula Banking Group
                                                                                (bank) (since 2003). Director, Community First
                                                                                Financial Group (bank holding company) (since 2003).
                                                                                Formerly, Co-Founder and Principal, Long-Term
                                                                                Capital Management. Director, Vical Incorporated
                                                                                (biopharamceutical product development).

Myron S. Scholes              DFAITC - since 1993      75 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981      investment companies     Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                  Capital Management (private equity firm). Chairman,
Trustee of DFAITC.            DEM - since 1993                                  Oak Hill Platinum Partners (hedge fund). Director,
Oak Hill Capital                                                                Chicago Mercantile Exchange. Consultant, Arbor
Management, Inc.                                                                Investors. Formerly, Director, Smith Breeden Family
2775 Sand Hill Rd.                                                              of Funds. Director, American Century Fund Complex
Suite 220                                                                       (registered investment companies) (38 Portfolios);
Menlo Park, CA 94025                                                            and Director, Chicago Mercantile Exchange Holdings
Date of Birth: 7/01/41                                                          Inc..

Abbie J. Smith                DFAITC - since 2000      75 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000      investment companies     Graduate School of Business, University of Chicago,
and DEM.                      DIG - since 2000                                  Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.            DEM - since 2000                                  School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of Business                                                     (office furniture) and Director, Ryder System Inc.
University of Chicago                                                           (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                    INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993      75 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981      investment companies     Investment Officer and President of Dimensional Fund
Executive Officer, Chief      DIG - since 1992                                  Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and        DEM - since 1993                                  DEM. Chairman, Trustee, Chief Executive Officer,
President of DFAIDG, DIG                                                        Chief Investment Officer and President of DFAITC.
and DEM. Chairman, Trustee,                                                     Director of Dimensional Fund Advisors Ltd. and
Chief Executive Officer,                                                        formerly Chief Investment Officer. Director, Chief
Chief Investment Officer                                                        Investment Officer and President of DFA Australia
and President of DFAITC.                                                        Ltd. Formerly, Director of Dimensional Funds PLC.
1299 Ocean Avenue                                                               Chairman, Director, Chief Executive Officer and
Santa Monica, CA 90401                                                          Chief Investment Officer of Dimensional Fund
Date of Birth: 12/02/46                                                         Advisors Canada Inc. (All Chief Investment Officer
                                                                                positions held starting 1/1/2003 except for
                                                                                Dimensional Fund Advisors Canada Inc., which was
                                                                                from 6/17/2003.)

                                                                                Limited Partner, Oak Hill Partners. Director,
                                                                                University of Chicago Business School. Formerly,
                                                                                Director, SA Funds (registered investment company).
                                                                                Formerly Director, Assante Corporation (investment
                                                                                management) (until 2002).

    NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*            DFAITC - since 1993     75 portfolios in 4       Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of       DFAIDG - since 1981     investment companies     Investment Officer) of Dimensional Fund Advisors
DFAIDG, DIG and DEM.           DIG - since 1992                                 Inc., DFA Securities Inc., DFAIDG, DIG and DEM.
Trustee and Chairman of        DEM - since 1993                                 Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                         Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                               formerly President of Dimensional Fund Advisors Ltd.
Santa Monica, CA 90401                                                          Director (and prior to 1/1/2003, Chief Investment
Date of Birth: 9/07/44                                                          Officer) of DFA Australia Ltd. Director of
                                                                                Dimensional Funds PLC and Dimensional Fund Advisors
                                                                                Canada Inc.

                                                                                Trustee, St. Louis University. Life Trustee and
                                                                                Member of Investment Committee, DePaul University.
                                                                                Director, The German St. Vincent Orphan Home.
                                                                                Member of Investment Committee, Archdiocese of
                                                                                St. Louis.


(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

       The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                      SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                                OFFICERS

Arthur H. Barlow                           Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                           Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                                Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003,
Secretary                                                   Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel
Date of Birth: 1/24/67                                      for Dimensional (since March 2000). Associate, Jones, Day, Reavis &
                                                            Pogue from October 1991 to February 2000.

Stephen A. Clark                           Since 2004       Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                      University of Chicago (Septempter 2000 to March 2001); and Associate of
                                                            US Bancorp Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                            Since 1996       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                     Since 2004       Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                              Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                     to January 2004); Brach Chief, Investment Company and Invesment Advisor
                                                            Inspections, Securities and Exchange Commission (April 1994 to
                                                            August 2000).

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                      SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
James L. Davis                             Since 1999       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas
Date of Birth: 11/29/56                                     State University, Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                            Since 1994       Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                         Since 2001       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited. Prior to April 2001, marketing supervisor and
Date of Birth: 3/18/70                                      marketing coordinator for Dimensional.

Richard A. Eustice                         Since 1998       Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                                Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                                   Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                        Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001       Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                              Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                            Since 2004       Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                              client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                        Since 2004       Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                              client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                             Since 2001       Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                              Associate Dean of the Leventhal School of Accounting (September 1998 to
Date of Birth: 11/24/61                                     August 2001) and Academic Director Master of Business Taxation Program
                                                            (June 1996 to August 2001) at the University of Southern California
                                                            Marshall School of Business.

Henry F. Gray                              Since 2000       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997       Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                              Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                         Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Christine W. Ho                            Since 2004       Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                              Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                               Since 2004       Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                              Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                      (September 1997 to August 2001).

Patrick Keating                            Since 2003       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. Formerly, Director, President and Chief Executive Officer,
Date of Birth: 12/21/54                                     Assante Asset Management, Inc. (October 2000 to December 2002);
                                                            Director, Assante Capital Management (October 2000 to December 2002);
                                                            President and Chief Executive Officer, Assante Capital Management
                                                            (October 2000 to April 2001); Executive Vice President, Assante
                                                            Corporation (May 2001 to December 2002); Director, Assante Asset
                                                            Management Ltd. (September 1997 to December 2002); President and Chief
                                                            Executive Officer, Assante Asset Management Ltd. (September 1998 to
                                                            May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                      SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                        Since 2004        Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                              Portfolio Manager for Dimensional. Formerly, a trader at Lincoln Capital
Date of Birth: 11/7/71                                      Fixed Income Management (formerly Lincoln Capital Management Company).

Heather H. Mathews                        Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                              Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at
Date of Birth: 12/12/69                                     Harvard University (August 1998 to June 2000).

David M. New                              Since 2003        Vice President of all the DFA Entities. Formerly, Client Service Manager
Vice President                                              of Dimensional. Formerly, Director of Research, Wurts and Associates
Date of Birth: 2/9/60                                       (investment consulting firm) (December 2000 to June 2002); and
                                                            President, Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell                      Vice President     Vice President and Secretary of all the DFA Entities. Vice President and
Vice President and Secretary               since 1997       Assistant Secretary of DFA Australia Limited (since February 2002,
Date of Birth: 5/7/64                    and Secretary      April 1997 and May 2002, respectively). Vice President and Secretary of
                                           since 2000       Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                            Dimensional Funds plc (since January 2002). Formerly, Assistant
                                                            Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha                           Since 1993        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                              Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                        Since 2002        Vice President of all the DFA Entities. Formerly, Research Associate for
Vice President                                              Dimensional (June 2000 to April 2002). Formerly, Research Scientist
Date of Birth: 1/28/67                                      (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina                       Since 1993        Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                             Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and
Officer and Treasurer                                       since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                     Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                            Funds, plc (January 2002).

David E. Schneider                        Since 2001        Vice President of all the DFA Entities. Prior to 2001, Regional Director
Vice President                                              of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                         Since 2001        Vice President of all the DFA Entities. Director of Dimensional Fund
Vice President                                              Advisors, Ltd. Vice President of DFA Australia Limited. Formerly,
Santa Monica, CA                                            Director of Dimensional Funds plc. Formerly, Managing Principal,
Date of Birth: 8/24/54                                      Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*             Since 1988        Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                    Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                            Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
Date of Birth: 12/2/46                                      Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                            Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                      Incorporated (July 1995 to June 2001).

Carl G. Snyder                            Since 2000        Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Vice President of DFA Australia
Santa Monica, CA                                            Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                        Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                      SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                         Since 2004       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. (since June 2003). Prior to April 2002, Regional Director of
Date of Birth: 3/25/73                                      Dimensional. Formerly, Vice President and General Manager of Assante
                                                            Global Advisors (July 2000 to April 2002); Vice President of Assante
                                                            Asset Management Inc. (March 2000 to July 2000); and Private Client
                                                            Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                            February 2002).

Karen E. Umland                            Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                              Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Santa Monica, CA                                            Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                           Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                       Since 1997       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                          Since 2001       Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                              Financial Advisors Services of Dimensional. Director of Dimensional Fund
Santa Monica, CA                                            Advisors Ltd. (since October 2003) and President of Dimensional Fund
Date of Birth: 3/3/45                                       Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                   LWAS/DFA U.S. High Book to Market Portfolio
                    LWAS/DFA Two-Year Fixed Income Portfolio
                     LWAS/DFA Two-Year Government Portfolio

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                   LWAS/DFA International High Book to Market
                                    Portfolio


                                  ANNUAL REPORT


                          Year Ended November 30, 2004

================================================================================

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
DIMENSIONAL INVESTMENT GROUP INC.
Performance Charts                                                          1
Management's Discussion and Analysis                                        2
Disclosure of Fund Expenses                                                 5
Disclosure of Portfolio Holdings                                            6
Statement of Assets and Liabilities                                         7
Statements of Net Assets                                                    8
Statements of Operations                                                   11
Statements of Changes in Net Assets                                        12
Financial Highlights                                                       13
Notes to Financial Statements                                              16
Report of Independent Registered Certified Public Accounting Firm          21

DFA INVESTMENT DIMENSIONS GROUP INC.
Performance Charts                                                         22
Management's Discussion and Analysis                                       23
Disclosure of Fund Expenses                                                25
Statement of Assets and Liabilities                                        26
Statement of Operations                                                    27
Statements of Changes in Net Assets                                        28
Financial Highlights                                                       29
Notes to Financial Statements                                              30
Report of Independent Registered Certified Public Accounting Firm          33

THE DFA INVESTMENT TRUST COMPANY
Performance Charts                                                         34
Disclosure of Fund Expenses                                                35
Disclosure of Portfolio Holdings                                           36
Schedule of Investments                                                    37
      The U.S. Large Cap Value Series                                      37
      The DFA International Value Series                                   40
Statements of Assets and Liabilities                                       46
Statements of Operations                                                   47
Statements of Changes in Net Assets                                        48
Financial Highlights                                                       49
Notes to Financial Statements                                              51
Report of Independent Registered Certified Public Accounting Firm          56

FUND MANAGEMENT                                                            57

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                63

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

LWAS/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JUNE 6, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

               LWAS/DFA U.S. HIGH           RUSSELL 1000
            BOOK-TO-MARKET PORTFOLIO        VALUE INDEX
    6/6/96           $ 10,000                 $ 10,000
   6/30/96           $  9,650                 $  9,954
   7/31/96           $  9,220                 $  9,578
   8/31/96           $  9,579                 $  9,852
   9/30/96           $  9,762                 $ 10,244
  10/31/96           $ 10,074                 $ 10,640
  11/30/96           $ 10,806                 $ 11,412
  12/31/96           $ 10,696                 $ 11,266
   1/31/97           $ 11,072                 $ 11,812
   2/28/97           $ 11,296                 $ 11,986
   3/31/97           $ 10,777                 $ 11,554
   4/30/97           $ 11,124                 $ 12,040
   5/31/97           $ 11,993                 $ 12,713
   6/30/97           $ 12,353                 $ 13,258
   7/31/97           $ 13,594                 $ 14,255
   8/31/97           $ 13,389                 $ 13,747
   9/30/97           $ 14,093                 $ 14,578
  10/31/97           $ 13,373                 $ 14,171
  11/30/97           $ 13,507                 $ 14,797
  12/31/97           $ 13,695                 $ 15,230
   1/31/98           $ 13,877                 $ 15,015
   2/28/98           $ 15,086                 $ 16,025
   3/31/98           $ 15,932                 $ 17,006
   4/30/98           $ 16,018                 $ 17,120
   5/31/98           $ 15,879                 $ 16,867
   6/30/98           $ 15,844                 $ 17,083
   7/31/98           $ 15,284                 $ 16,782
   8/31/98           $ 12,501                 $ 14,285
   9/30/98           $ 13,136                 $ 15,105
  10/31/98           $ 14,204                 $ 16,275
  11/30/98           $ 15,100                 $ 17,034
  12/31/98           $ 15,348                 $ 17,613
   1/31/99           $ 15,641                 $ 17,754
   2/28/99           $ 15,234                 $ 17,503
   3/31/99           $ 15,728                 $ 17,866
   4/30/99           $ 17,391                 $ 19,534
   5/31/99           $ 17,378                 $ 19,320
   6/30/99           $ 17,665                 $ 19,880
   7/31/99           $ 16,927                 $ 19,297
   8/31/99           $ 16,324                 $ 18,581
   9/30/99           $ 15,439                 $ 17,933
  10/31/99           $ 16,032                 $ 18,966
  11/30/99           $ 15,769                 $ 18,818
  12/31/99           $ 16,072                 $ 18,908
 1/31/2000           $ 14,939                 $ 18,292
 2/29/2000           $ 13,596                 $ 16,933
 3/31/2000           $ 15,524                 $ 18,999
 4/30/2000           $ 15,986                 $ 18,778
 5/31/2000           $ 15,947                 $ 18,975
 6/30/2000           $ 14,840                 $ 18,108
 7/31/2000           $ 15,491                 $ 18,335
 8/31/2000           $ 16,394                 $ 19,354
 9/30/2000           $ 16,122                 $ 19,532
10/31/2000           $ 16,764                 $ 20,012
11/30/2000           $ 16,216                 $ 19,270
12/31/2000           $ 17,706                 $ 20,235
 1/31/2001           $ 18,582                 $ 20,312
 2/28/2001           $ 18,566                 $ 19,748
 3/31/2001           $ 18,003                 $ 19,051
 4/30/2001           $ 19,056                 $ 19,984
 5/31/2001           $ 19,615                 $ 20,434
 6/30/2001           $ 19,366                 $ 19,980
 7/31/2001           $ 19,350                 $ 19,938
 8/31/2001           $ 18,485                 $ 19,139
 9/30/2001           $ 16,430                 $ 17,791
10/31/2001           $ 16,413                 $ 17,638
11/30/2001           $ 17,956                 $ 18,663
12/31/2001           $ 18,380                 $ 19,103
 1/31/2002           $ 18,565                 $ 18,956
 2/28/2002           $ 18,807                 $ 18,987
 3/31/2002           $ 19,582                 $ 19,885
 4/30/2002           $ 19,413                 $ 19,203
 5/31/2002           $ 19,526                 $ 19,299
 6/30/2002           $ 18,348                 $ 18,191
 7/31/2002           $ 16,295                 $ 16,499
 8/31/2002           $ 16,556                 $ 16,623
 9/30/2002           $ 14,718                 $ 14,774
10/31/2002           $ 15,298                 $ 15,869
11/30/2002           $ 16,366                 $ 16,869
12/31/2002           $ 15,629                 $ 16,137
 1/31/2003           $ 15,267                 $ 15,746
 2/28/2003           $ 14,809                 $ 15,326
 3/31/2003           $ 14,754                 $ 15,352
 4/30/2003           $ 16,111                 $ 16,703
 5/31/2003           $ 17,181                 $ 17,782
 6/30/2003           $ 17,365                 $ 18,004
 7/31/2003           $ 17,806                 $ 18,273
 8/31/2003           $ 18,438                 $ 18,558
 9/30/2003           $ 18,035                 $ 18,376
10/31/2003           $ 19,227                 $ 19,500
11/30/2003           $ 19,669                 $ 19,766
12/31/2003           $ 21,014                 $ 20,983
 1/31/2004           $ 21,362                 $ 21,352
 2/29/2004           $ 21,903                 $ 21,809
 3/31/2004           $ 21,820                 $ 21,617
 4/30/2004           $ 21,452                 $ 21,090
 5/31/2004           $ 21,568                 $ 21,305
 6/30/2004           $ 22,215                 $ 21,808
 7/31/2004           $ 21,497                 $ 21,500
 8/31/2004           $ 21,497                 $ 21,806
 9/30/2004           $ 22,156                 $ 22,144
10/31/2004           $ 22,409                 $ 22,511
11/30/2004           $ 23,887                 $ 23,650

   AVERAGE ANNUAL   ONE     FIVE      FROM
   TOTAL RETURN     YEAR    YEARS   6/6/1996
   -----------------------------------------
                   21.45%    8.66%     10.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
JUNE 6, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

               LWAS/DFA TWO-YEAR        MERRILL LYNCH 1-3 YEAR
             FIXED INCOME PORTFOLIO   GOVERNMENT/CORPORATE INDEX
    6/6/96           $ 10,000
   6/30/96           $ 10,050                 $ 10,000
   7/31/96           $ 10,090                 $ 10,040
   8/31/96           $ 10,141                 $ 10,075
   9/30/96           $ 10,208                 $ 10,167
  10/31/96           $ 10,309                 $ 10,282
  11/30/96           $ 10,369                 $ 10,361
  12/31/96           $ 10,393                 $ 10,362
   1/31/97           $ 10,445                 $ 10,411
   2/28/97           $ 10,477                 $ 10,436
   3/31/97           $ 10,480                 $ 10,434
   4/30/97           $ 10,553                 $ 10,519
   5/31/97           $ 10,626                 $ 10,592
   6/30/97           $ 10,693                 $ 10,665
   7/31/97           $ 10,767                 $ 10,783
   8/31/97           $ 10,798                 $ 10,794
   9/30/97           $ 10,862                 $ 10,876
  10/31/97           $ 10,926                 $ 10,955
  11/30/97           $ 10,957                 $ 10,982
  12/31/97           $ 11,009                 $ 11,056
   1/31/98           $ 11,075                 $ 11,164
   2/28/98           $ 11,119                 $ 11,175
   3/31/98           $ 11,177                 $ 11,223
   4/30/98           $ 11,222                 $ 11,277
   5/31/98           $ 11,277                 $ 11,339
   6/30/98           $ 11,327                 $ 11,398
   7/31/98           $ 11,383                 $ 11,452
   8/31/98           $ 11,427                 $ 11,586
   9/30/98           $ 11,483                 $ 11,737
  10/31/98           $ 11,529                 $ 11,789
  11/30/98           $ 11,574                 $ 11,777
  12/31/98           $ 11,634                 $ 11,823
   1/31/99           $ 11,681                 $ 11,872
   2/28/99           $ 11,716                 $ 11,821
   3/31/99           $ 11,765                 $ 11,908
   4/30/99           $ 11,812                 $ 11,949
   5/31/99           $ 11,836                 $ 11,942
   6/30/99           $ 11,881                 $ 11,979
   7/31/99           $ 11,905                 $ 12,011
   8/31/99           $ 11,940                 $ 12,043
   9/30/99           $ 12,016                 $ 12,125
  10/31/99           $ 12,052                 $ 12,160
  11/30/99           $ 12,088                 $ 12,186
  12/31/99           $ 12,126                 $ 12,208
 1/31/2000           $ 12,151                 $ 12,206
 2/29/2000           $ 12,224                 $ 12,288
 3/31/2000           $ 12,276                 $ 12,360
 4/30/2000           $ 12,325                 $ 12,389
 5/31/2000           $ 12,362                 $ 12,433
 6/30/2000           $ 12,471                 $ 12,569
 7/31/2000           $ 12,533                 $ 12,654
 8/31/2000           $ 12,621                 $ 12,752
 9/30/2000           $ 12,708                 $ 12,851
10/31/2000           $ 12,772                 $ 12,912
11/30/2000           $ 12,847                 $ 13,038
12/31/2000           $ 12,937                 $ 13,195
 1/31/2001           $ 13,028                 $ 13,371
 2/28/2001           $ 13,080                 $ 13,460
 3/31/2001           $ 13,142                 $ 13,578
 4/30/2001           $ 13,195                 $ 13,616
 5/31/2001           $ 13,248                 $ 13,703
 6/30/2001           $ 13,277                 $ 13,755
 7/31/2001           $ 13,357                 $ 13,923
 8/31/2001           $ 13,422                 $ 14,011
 9/30/2001           $ 13,572                 $ 14,232
10/31/2001           $ 13,692                 $ 14,373
11/30/2001           $ 13,678                 $ 14,336
12/31/2001           $ 13,699                 $ 14,344
 1/31/2002           $ 13,740                 $ 14,374
 2/28/2002           $ 13,807                 $ 14,438
 3/31/2002           $ 13,712                 $ 14,347
 4/30/2002           $ 13,848                 $ 14,505
 5/31/2002           $ 13,929                 $ 14,580
 6/30/2002           $ 14,039                 $ 14,692
 7/31/2002           $ 14,190                 $ 14,847
 8/31/2002           $ 14,245                 $ 14,918
 9/30/2002           $ 14,313                 $ 15,040
10/31/2002           $ 14,369                 $ 15,069
11/30/2002           $ 14,355                 $ 15,064
12/31/2002           $ 14,470                 $ 15,218
 1/31/2003           $ 14,498                 $ 15,239
 2/28/2003           $ 14,555                 $ 15,317
 3/31/2003           $ 14,580                 $ 15,351
 4/30/2003           $ 14,609                 $ 15,404
 5/31/2003           $ 14,666                 $ 15,487
 6/30/2003           $ 14,676                 $ 15,520
 7/31/2003           $ 14,590                 $ 15,427
 8/31/2003           $ 14,604                 $ 15,441
 9/30/2003           $ 14,722                 $ 15,598
10/31/2003           $ 14,665                 $ 15,540
11/30/2003           $ 14,665                 $ 15,541
12/31/2003           $ 14,747                 $ 15,638
 1/31/2004           $ 14,777                 $ 15,678
 2/29/2004           $ 14,821                 $ 15,757
 3/31/2004           $ 14,864                 $ 15,813
 4/30/2004           $ 14,746                 $ 15,660
 5/31/2004           $ 14,701                 $ 15,635
 6/30/2004           $ 14,684                 $ 15,635
 7/31/2004           $ 14,743                 $ 15,704
 8/31/2004           $ 14,832                 $ 15,821
 9/30/2004           $ 14,819                 $ 15,812
10/31/2004           $ 14,849                 $ 15,864
11/30/2004           $ 14,789                 $ 15,788

   AVERAGE ANNUAL   ONE     FIVE      FROM
   TOTAL RETURN     YEAR    YEARS   6/6/1996
   -----------------------------------------
                    0.85%    4.11%      4.72%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

[CHART]

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
JUNE 6, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                       LWAS/DFA TWO-YEAR               MERRILL LYNCH
                      GOVERNMENT PORTFOLIO          1-3 YEAR GOVERNMENT
    6/6/96                  $ 10,000                     $ 10,000
   6/30/96                  $ 10,030                     $ 10,078
   7/31/96                  $ 10,080                     $ 10,117
   8/31/96                  $ 10,110                     $ 10,152
   9/30/96                  $ 10,188                     $ 10,244
  10/31/96                  $ 10,289                     $ 10,359
  11/30/96                  $ 10,360                     $ 10,438
  12/31/96                  $ 10,360                     $ 10,439
   1/31/97                  $ 10,412                     $ 10,488
   2/28/97                  $ 10,443                     $ 10,512
   3/31/97                  $ 10,427                     $ 10,509
   4/30/97                  $ 10,511                     $ 10,594
   5/31/97                  $ 10,574                     $ 10,667
   6/30/97                  $ 10,648                     $ 10,741
   7/31/97                  $ 10,753                     $ 10,858
   8/31/97                  $ 10,775                     $ 10,868
   9/30/97                  $ 10,843                     $ 10,950
  10/31/97                  $ 10,907                     $ 11,031
  11/30/97                  $ 10,938                     $ 11,059
  12/31/97                  $ 10,997                     $ 11,134
   1/31/98                  $ 11,063                     $ 11,241
   2/28/98                  $ 11,108                     $ 11,252
   3/31/98                  $ 11,158                     $ 11,299
   4/30/98                  $ 11,202                     $ 11,352
   5/31/98                  $ 11,257                     $ 11,414
   6/30/98                  $ 11,304                     $ 11,473
   7/31/98                  $ 11,360                     $ 11,527
   8/31/98                  $ 11,404                     $ 11,669
   9/30/98                  $ 11,455                     $ 11,819
  10/31/98                  $ 11,501                     $ 11,876
  11/30/98                  $ 11,546                     $ 11,868
  12/31/98                  $ 11,596                     $ 11,911
   1/31/99                  $ 11,631                     $ 11,959
   2/28/99                  $ 11,677                     $ 11,904
   3/31/99                  $ 11,726                     $ 11,987
   4/30/99                  $ 11,773                     $ 12,027
   5/31/99                  $ 11,785                     $ 12,020
   6/30/99                  $ 11,834                     $ 12,057
   7/31/99                  $ 11,858                     $ 12,091
   8/31/99                  $ 11,882                     $ 12,126
   9/30/99                  $ 11,959                     $ 12,206
  10/31/99                  $ 11,995                     $ 12,240
  11/30/99                  $ 12,031                     $ 12,266
  12/31/99                  $ 12,049                     $ 12,284
 1/31/2000                  $ 12,073                     $ 12,281
 2/29/2000                  $ 12,157                     $ 12,362
 3/31/2000                  $ 12,194                     $ 12,434
 4/30/2000                  $ 12,243                     $ 12,469
 5/31/2000                  $ 12,292                     $ 12,517
 6/30/2000                  $ 12,395                     $ 12,649
 7/31/2000                  $ 12,469                     $ 12,730
 8/31/2000                  $ 12,557                     $ 12,827
 9/30/2000                  $ 12,653                     $ 12,922
10/31/2000                  $ 12,704                     $ 12,997
11/30/2000                  $ 12,780                     $ 13,123
12/31/2000                  $ 12,871                     $ 13,283
 1/31/2001                  $ 12,961                     $ 13,452
 2/28/2001                  $ 13,026                     $ 13,537
 3/31/2001                  $ 13,074                     $ 13,649
 4/30/2001                  $ 13,126                     $ 13,687
 5/31/2001                  $ 13,179                     $ 13,765
 6/30/2001                  $ 13,200                     $ 13,813
 7/31/2001                  $ 13,370                     $ 13,971
 8/31/2001                  $ 13,449                     $ 14,053
 9/30/2001                  $ 13,670                     $ 14,288
10/31/2001                  $ 13,788                     $ 14,431
11/30/2001                  $ 13,775                     $ 14,392
12/31/2001                  $ 13,806                     $ 14,400
 1/31/2002                  $ 13,793                     $ 14,436
 2/28/2002                  $ 13,902                     $ 14,509
 3/31/2002                  $ 13,788                     $ 14,409
 4/30/2002                  $ 13,950                     $ 14,576
 5/31/2002                  $ 14,019                     $ 14,641
 6/30/2002                  $ 14,103                     $ 14,761
 7/31/2002                  $ 14,268                     $ 14,934
 8/31/2002                  $ 14,322                     $ 14,995
 9/30/2002                  $ 14,412                     $ 15,106
10/31/2002                  $ 14,454                     $ 15,149
11/30/2002                  $ 14,426                     $ 15,109
12/31/2002                  $ 14,526                     $ 15,248
 1/31/2003                  $ 14,541                     $ 15,253
 2/28/2003                  $ 14,613                     $ 15,315
 3/31/2003                  $ 14,632                     $ 15,346
 4/30/2003                  $ 14,704                     $ 15,377
 5/31/2003                  $ 14,761                     $ 15,440
 6/30/2003                  $ 14,786                     $ 15,463
 7/31/2003                  $ 14,671                     $ 15,370
 8/31/2003                  $ 14,686                     $ 15,384
 9/30/2003                  $ 14,821                     $ 15,527
10/31/2003                  $ 14,748                     $ 15,468
11/30/2003                  $ 14,734                     $ 15,465
12/31/2003                  $ 14,829                     $ 15,555
 1/31/2004                  $ 14,844                     $ 15,587
 2/29/2004                  $ 14,919                     $ 15,664
 3/31/2004                  $ 14,949                     $ 15,712
 4/30/2004                  $ 14,828                     $ 15,563
 5/31/2004                  $ 14,798                     $ 15,540
 6/30/2004                  $ 14,789                     $ 15,538
 7/31/2004                  $ 14,835                     $ 15,602
 8/31/2004                  $ 14,940                     $ 15,714
 9/30/2004                  $ 14,910                     $ 15,702
10/31/2004                  $ 14,956                     $ 15,750
11/30/2004                  $ 14,895                     $ 15,676

   AVERAGE ANNUAL   ONE     FIVE      FROM
   TOTAL RETURN     YEAR    YEARS   6/6/1996
   -----------------------------------------
                    1.10%    4.36%      4.80%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                  20.00%
Russell 3000 Growth Index                                                  6.24%
CRSP 9-10 Index (micro cap companies)                                     14.99%
Russell 2000 Index (small companies)                                      17.25%
Russell 1000 Index (large companies)                                      12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                          23.72%
Russell 2000 Growth Index (small growth companies)                        10.84%
Russell 1000 Value Index (large value companies)                          19.65%
Russell 1000 Growth Index (large growth companies)                         5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     One of portfolios described below, called "a Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called "a Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

     The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series (the "Master Fund"), that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master

Fund held 212 stocks as of November 30, 2003, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 12.85% for the S&P 500(R) Index, and 19.65% for the Russell 1000 Value Index, for the year ended November 30, 2004. Total return for the LWAS/DFA U.S. High Book to Market Portfolio over this year was 21.45%. Relative to the Russell 1000 Value Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index and average weight allocated to this sector was 39% of the Portfolio compared to 25% of the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2004

     For the year ended November 30, 2004, short-term interest rates rose while longer-term rates were little changed. From a peak of 6.5% in 2001, the Federal Reserve had reduced the target rate for federal funds to 1.00% by November 30, 2003. The target rate was raised four times over the subsequent twelve months from 1.00% to 2.00%. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 124 basis points during the year ended November 30, 2004, while the yield on 10-year U.S. Treasury notes rose only 2 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                  11/30/03   11/30/04   CHANGE
                                                  --------   --------   ------
Three-month LIBOR                                     1.17%      2.41%  105.98%
10-Year U.S. Treasury note yield                      4.34%      4.36%    0.46%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities but returns were slightly "u-shaped" for shorter term maturities: returns were lower for one-year instruments than for three month or two year instruments. For the year ended November 30, 2004, total returns were 1.22% for three-month U.S. Treasury bills, 0.97% for one-year U.S. Treasury notes, 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 2.55% for the Lehman Intermediate Government Index.

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the year under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

     The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio remained constant at 1.64 years on November 30, 2003 and on November 30, 2004. For the year ended November 30, 2004, total returns were 0.85% for the LWAS/DFA Two-Year Fixed Income Portfolio and 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Portfolio was essentially fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.80% of the Portfolio's assets. Relative to the Merrill Lynch 1-3 year Government/Corporate Index, underperformance of the Portfolio was due primarily to differences with respect to types of issues and credit quality. Securities with credit ratings less than AA or equivalent are ineligble for purchase by the Portfolio but comprise a portion of the Index. For the year ended November 30, 2004, lower grade bonds generally outperformed high grade bonds, enhancing returns for strategies which included issues of lower credit quality.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio decreased slightly from 1.73 years on November 30, 2003, to 1.64 years on November 30, 2004. For the year ended November 30, 2004, total returns were 1.10% for the LWAS/DFA Two-Year Government Portfolio and 1.37% for the Merrill Lynch 1-3 Year Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 1.00% of the Portfolio's assets. Relative to the Merrill Lynch 1-3 Year Government Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Returns for the Index are not diminshed by management and administrative expenses associated with running a live portfolio.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in a Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by a shareholder who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the Portfolio's expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the Portfolio's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                             BEGINNING     ENDING                  EXPENSES
                                              ACCOUNT      ACCOUNT   ANNUALIZED      PAID
                                               VALUE        VALUE     EXPENSE       DURING
                                              6/1/04      11/30/04     RATIO        PERIOD*
                                             ----------  ----------  ----------   ----------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
Actual Fund Return                           $    1,000  $ 1,107.50        0.34%  $     1.79
Hypothetical 5% Return                       $    1,000  $ 1,023.30        0.34%  $     1.72

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return                           $    1,000  $ 1,006.00        0.39%  $     1.96
Hypothetical 5% Return                       $    1,000  $ 1,023.05        0.39%  $     1.97

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                           $    1,000  $ 1,006.50        0.36%  $     1.81
Hypothetical 5% Return                       $    1,000  $ 1,023.20        0.36%  $     1.82

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Government                                                                 48.3%
Supranational                                                              18.4
Foreign Government                                                         18.3
Corporate                                                                   9.5
Foreign Corporate                                                           5.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Government                                                                100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
   (4,987,033 Shares, Cost $65,468) at Value+                                      $   92,509
Receivable from Investment Securities Sold                                                  1
Prepaid Expenses and Other Assets                                                           6
                                                                                   ----------
      Total Assets                                                                     92,516
                                                                                   ----------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                     1
   Due to Advisor                                                                           1
Accrued Expenses and Other Liabilities                                                     20
                                                                                   ----------
      Total Liabilities                                                                    22
                                                                                   ----------
NET ASSETS                                                                         $   92,494
                                                                                   ==========
SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 200,000,000)                                                         7,534,524
                                                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $    12.28
                                                                                   ==========

----------
  +    See Note B to Financial Statements.

               See accompanying Notes to the Financial Statements.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             STATEMENT OF NET ASSETS

                                NOVEMBER 30, 2004

                                                                         FACE
                                                                        AMOUNT               VALUE+
                                                                    ---------------     ---------------
                                                                         (000)
UNITED STATES -- (65.0%)
AGENCY OBLIGATIONS -- (47.6%)
Federal Farm Credit Bank
    2.600%, 09/07/06                                                $         1,700     $     1,683,972
    2.750%, 09/29/06                                                         11,000          10,917,962
Federal Home Loan Bank
    2.875%, 08/15/06                                                          3,300           3,286,028
    2.625%, 10/16/06                                                          6,500           6,433,817
Federal Home Loan Mortgage
  Corporation
    2.750%, 08/15/06                                                          1,000             993,876
    2.750%, 10/15/06                                                          8,000           7,938,256
Federal National Mortgage Association
    3.125%, 07/15/06                                                            300             300,012
    4.375%, 10/15/06                                                          6,700           6,843,373
                                                                                        ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $38,665,907)                                                                        38,397,296
                                                                                        ---------------
BONDS -- (17.4%)
Bayerische Landesbank
  Medium Term Notes
    2.500%, 04/28/06                                                          2,400           2,360,616
Citigroup, Inc.
    5.750%, 05/10/06                                                          2,200           2,278,065
General Electric Capital Corp.
    2.970%, 07/26/06                                                          2,300           2,291,764
KFW International Finance, Inc.
  Corporate Bonds
    5.250%, 06/28/06                                                          2,000           2,069,570
Toyota Motor Credit Corp.
  Medium Term Note
    3.000%, 06/09/06                                                          2,000           1,985,480
Wal-Mart Stores, Inc. Corporate Bonds
    5.450%, 08/01/06                                                          2,300           2,384,721
Wells Fargo & Co.
    5.900%, 05/21/06                                                            600             624,110
                                                                                        ---------------
TOTAL BONDS
   (Cost $14,090,869)                                                                        13,994,326
                                                                                        ---------------
TOTAL -- UNITED STATES
   (Cost $52,756,776)                                                                        52,391,622
                                                                                        ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (18.1%)
BONDS -- (18.1%)
European Bank For Reconstruction &
  Development
    5.375%, 06/15/06                                                          2,300           2,378,462
European Investment Bank
    3.000%, 08/15/06                                                          2,300           2,295,513
Inter-American Development Bank
    6.125%, 03/08/06                                                          2,200           2,286,388
International Finance Corp.
    5.250%, 05/02/06                                                          2,900           2,979,596
Nordic Investment Bank
    2.750%, 01/11/06                                                          2,300           2,293,654
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 03/28/06                                                $         2,300     $     2,362,562
                                                                                        ---------------
TOTAL -- SUPRANATIONAL
   ORGANIZATION OBLIGATIONS
   (Cost $14,702,527)                                                                        14,596,175
                                                                                        ---------------
CANADA -- (9.9%)
BONDS -- (9.9%)
British Columbia, Province of
    4.625%, 10/03/06                                                          2,300           2,357,113
Canadian Government Corporate Bonds
    6.750%, 08/28/06                                                          2,300           2,440,735
Export Development Corp.
    2.750%, 12/12/05                                                            800             799,836
Ontario, Province of
    6.000%, 02/21/06                                                          2,300           2,379,079
                                                                                        ---------------
TOTAL -- CANADA
   (Cost $8,054,302)                                                                          7,976,763
                                                                                        ---------------
NORWAY -- (3.0%)
BONDS -- (3.0%)
Eksportfinans ASA
    5.750%, 06/06/06
   (Cost $2,397,681)                                                          2,300           2,386,894
                                                                                        ---------------
FINLAND -- (2.6%)
BONDS -- (2.6%)
Republic of Finland
    5.875%, 02/27/06
   (Cost $2,100,174)                                                          2,000           2,072,116
                                                                                        ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $480,000 FHLMC
   Notes 4.20%, 10/20/09,
   valued at $482,059) to be
   repurchased at $477,025
   (Cost $477,000)                                                              477             477,000
                                                                                        ---------------
TOTAL INVESTMENTS -- (99.2%)
   (Cost $80,488,460)                                                                        79,900,570
                                                                                        ---------------
OTHER ASSETS AND LIABILITIES -- (0.8%)
Interest Receivable                                                                             710,182
Payable to Advisor                                                                              (10,087)
Other Liabilities in Excess of Other
  Assets                                                                                        (17,074)
                                                                                        ---------------
                                                                                                683,021
                                                                                        ---------------

                                                                                             VALUE+
                                                                                        ---------------
 NET ASSETS -- (100.0%)
  Applicable to 8,143,001
  Outstanding $0.01 Par Value Shares
  (200,000,000 Shares Authorized)                                                       $    80,583,591
                                                                                        ===============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                            $          9.90
                                                                                        ===============

----------
  +    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                             STATEMENT OF NET ASSETS

                                NOVEMBER 30, 2004

                                           FACE
                                          AMOUNT        VALUE+
                                         ---------   ------------
                                           (000)
AGENCY OBLIGATIONS -- (99.0%)
Federal Farm Credit Bank
     2.600%, 05/19/06                    $  16,000   $ 15,897,840
     2.750%, 09/29/06                       23,240     23,066,676
Federal Home Loan Bank
     1.875%, 06/15/06                       21,000     20,624,520
     2.875%, 08/15/06                        6,000      5,974,596
     2.625%, 10/16/06                        3,650      3,612,836
                                                     ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $69,603,288)                                  69,176,468
                                                     ------------
TEMPORARY CASH
  INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $334,000 FHLMC
   Notes 4.20%, 10/20/09,
   valued at $335,433) to be
   repurchased at $331,017
   (Cost $331,000)                             331        331,000
                                                     ------------
TOTAL INVESTMENTS -- (99.5%)
  (Cost $69,934,288)                                   69,507,468
                                                     ------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
Interest Receivable                                  $    372,594
Payable to Advisor                                         (8,821)
Other Liabilities in Excess of Other
  Assets                                                  (17,812)
                                                     ------------
                                                          345,961
                                                     ------------
NET ASSETS -- (100.0%)
  Applicable to 7,109,653
  Outstanding $.01 Par Value Shares
    (200,000,000 Shares Authorized)                  $ 69,853,429
                                                     ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                         $       9.83
                                                     ============

----------
  +    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                              LWAS/DFA
                                                              U.S. HIGH      LWAS/DFA        LWAS/DFA
                                                               BOOK TO       TWO-YEAR        TWO-YEAR
                                                               MARKET      FIXED INCOME     GOVERNMENT
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                            ------------   ------------    ------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                          $        908             --              --
   Interest                                                           --   $      1,638    $      1,461
                                                            ------------   ------------    ------------
        Total Investment Income                                      908          1,638           1,461
                                                            ------------   ------------    ------------
EXPENSES
   Investment Advisory Services                                       --            121             110
   Administrative Services                                             8             --              --
   Accounting & Transfer Agent Fees                                    2             42              38
   Shareholder Servicing Fees                                        128             65              59
   Custodian Fees                                                     --              7               6
   Legal Fees                                                          4              6               4
   Audit Fees                                                          1             25              18
   Filing Fees                                                        14             22              18
   Shareholders' Reports                                               8             13               9
   Directors' Fees and Expenses                                        1              1              --
   Other                                                               1              4               2
                                                            ------------   ------------    ------------
        Total Expenses                                               167            306             264
                                                            ------------   ------------    ------------
   NET INVESTMENT INCOME (LOSS)                                      741          1,332           1,197
                                                            ------------   ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold            134           (454)           (393)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                        15,602           (316)             16
                                                            ------------   ------------    ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                       15,736           (770)           (377)
                                                            ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          $     16,477   $        562    $        820
                                                            ============   ============    ============

               See accompanying Notes to the Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           LWAS/DFA                LWAS/DFA                LWAS/DFA
                                                           U.S. HIGH               TWO-YEAR                TWO-YEAR
                                                        BOOK TO MARKET           FIXED INCOME             GOVERNMENT
                                                           PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                     --------------------    --------------------    --------------------
                                                       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                       2004        2003        2004        2003        2004        2003
                                                     --------    --------    --------    --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $    741    $    925    $  1,332    $  1,284    $  1,197    $  1,308
   Net Realized Gain (Loss) on Investment
    Securities Sold                                       134      (1,444)       (454)      1,651        (393)      1,836
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities            15,602      13,126        (316)     (1,238)         16      (1,418)
                                                     --------    --------    --------    --------    --------    --------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                          16,477      12,607         562       1,697         820       1,726
                                                     --------    --------    --------    --------    --------    --------
Distributions From:
   Net Investment Income                                 (976)       (898)     (1,155)     (1,659)     (1,100)     (1,602)
   Net Short-Term Gains                                    --          --      (1,374)     (1,748)     (1,836)     (2,641)
   Net Long-Term Gains                                     --        (775)       (281)         --          --        (128)
                                                     --------    --------    --------    --------    --------    --------
    Total Distributions                                  (976)     (1,673)     (2,810)     (3,407)     (2,936)     (4,371)
                                                     --------    --------    --------    --------    --------    --------
Capital Share Transactions (1):
   Shares Issued                                       10,202      11,800      19,535      10,837      17,475      29,409
   Shares Issued in Lieu of Cash Distributions            862       1,514       2,433       3,173       2,795       3,652
   Shares Redeemed                                    (10,558)    (19,097)    (12,237)    (21,383)    (33,441)    (30,885)
                                                     --------    --------    --------    --------    --------    --------
   Net Increase (Decrease) from Capital Share
    Transactions                                          506      (5,783)      9,731      (7,373)    (13,171)      2,176
                                                     --------    --------    --------    --------    --------    --------
    Total Increase (Decrease)                          16,007       5,151       7,483      (9,083)    (15,287)       (469)

NET ASSETS
   Beginning of Period                                 76,487      71,336      73,101      82,184      85,140      85,609
                                                     --------    --------    --------    --------    --------    --------
   End of Period                                     $ 92,494    $ 76,487    $ 80,584    $ 73,101    $ 69,853    $ 85,140
                                                     ========    ========    ========    ========    ========    ========

(1)  SHARES ISSUED AND REDEEMED:
      Shares Issued                                       921       1,343       1,941       1,065       1,764       2,905
      Shares Issued in Lieu of Cash Distributions          78         178         245         314         284         363
      Shares Redeemed                                    (943)     (2,200)     (1,229)     (2,097)     (3,342)     (3,048)
                                                     --------    --------    --------    --------    --------    --------
                                                           56        (679)        957        (718)     (1,294)        220
                                                     ========    ========    ========    ========    ========    ========

               See accompanying Notes to the Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED        ENDED        ENDED        ENDED        ENDED
                                                 NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                   2004         2003         2002         2001         2000
                                                ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period            $    10.23   $     8.74   $    11.17   $    12.14   $    13.82
                                                ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.10         0.13         0.12         0.25         0.22
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                 2.08         1.59        (0.98)        0.90         0.12
                                                ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations                2.18         1.72        (0.86)        1.15         0.34
                                                ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.13)       (0.12)       (0.13)       (0.25)       (0.21)
   Net Realized Gains                                   --        (0.11)       (1.44)       (1.87)       (1.81)
                                                ----------   ----------   ----------   ----------   ----------
      Total Distributions                            (0.13)       (0.23)       (1.57)       (2.12)       (2.02)
                                                ----------   ----------   ----------   ----------   ----------
Net Assets Value, End of Period                 $    12.28   $    10.23   $     8.74   $    11.17   $    12.14
                                                ==========   ==========   ==========   ==========   ==========
Total Return                                         21.45%       20.18%       (8.86)%      10.74%        2.82%

Net Assets, End of Period (thousands)           $   92,494   $   76,487   $   71,336   $   99,247   $  130,007
Ratio of Expenses to Average Net Assets (1)           0.35%        0.36%        0.36%        0.36%        0.37%
Ratio of Net Investment Income to Average Net
   Assets                                             0.87%        1.39%        1.15%        1.53%        1.92%
Portfolio Turnover Rate                                N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund Series            7%           7%           9%           6%          26%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series. N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2004           2003           2002           2001           2000
                                                ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period            $    10.17     $    10.40     $    10.25     $    10.15     $    10.09
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.16           0.23           0.32           0.47           0.58
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                (0.08)         (0.01)          0.18           0.16           0.03
                                                ----------     ----------     ----------     ----------     ----------
      Total from Investment Operations                0.08           0.22           0.50           0.63           0.61
                                                ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.14)         (0.22)         (0.35)         (0.53)         (0.55)
   Net Realized Gains                                (0.21)         (0.23)            --             --             --
                                                ----------     ----------     ----------     ----------     ----------
      Total Distributions                            (0.35)         (0.45)         (0.35)         (0.53)         (0.55)
                                                ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period                       $     9.90     $    10.17     $    10.40     $    10.25     $    10.15
                                                ==========     ==========     ==========     ==========     ==========
Total Return                                          0.85%          2.15%          4.95%          6.46%          6.29%

Net Assets, End of Period (thousands)           $   80,584     $   73,101     $   82,184     $  105,656     $  119,602
Ratio of Expenses to Average Net Assets               0.38%          0.37%          0.35%          0.35%          0.34%
Ratio of Net Investment Income to Average Net
   Assets                                             1.65%          1.72%          3.09%          4.63%          5.72%
Portfolio Turnover Rate                                152%           171%           131%            58%            24%

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED        ENDED        ENDED        ENDED        ENDED
                                                 NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                   2004         2003         2002         2001         2000
                                                ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period            $    10.13   $    10.46   $    10.37   $    10.13   $    10.05
                                                ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.17         0.16         0.31         0.47         0.58
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                (0.06)        0.06         0.16         0.29         0.03
                                                ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations                0.11         0.22         0.47         0.76         0.61
                                                ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.15)       (0.20)       (0.34)       (0.52)       (0.53)
   Net Realized Gains                                (0.26)       (0.35)       (0.04)          --           --
                                                ----------   ----------   ----------   ----------   ----------
      Total Distributions                            (0.41)       (0.55)       (0.38)       (0.52)       (0.53)
                                                ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period                  $     9.83   $    10.13   $    10.46   $    10.37   $    10.13
                                                ==========   ==========   ==========   ==========   ==========
Total Return                                          1.10%        2.11%        4.73%        7.79%        6.23%

Net Assets, End of Period (thousands)           $   69,853   $   85,140   $   85,609   $  108,422   $  122,341
Ratio of Expenses to Average Net Assets               0.36%        0.35%        0.35%        0.34%        0.34%
Ratio of Net Investment Income to Average Net
   Assets                                             1.63%        1.57%        2.88%        4.57%        5.82%
Portfolio Turnover Rate                                142%         216%         165%         113%          90%

                   See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios (the "Portfolios"), of which three are presented in this report.

     Effective October 28, 2004, the portfolios changed their names. The LWAS/DFA U.S. High Book to Market Portfolio was formerly known as the AAM/DFA U.S. High Book to Market Portfolio, and the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio were known as the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio, respectively.

     The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 2% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     2. REPURCHASE AGREEMENTS: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 2004, the Portfolios' administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio:

                                                        ADMINISTRATIVE   ADVISORY
                                                             FEES          FEES
                                                        --------------   --------
          LWAS/DFA U.S. High Book to Market Portfolio             0.01%        --
          LWAS/DFA Two-Year Fixed Income Portfolio                  --       0.15%
          LWAS/DFA Two-Year Government Portfolio                    --       0.15%

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay to LWIF fees at the following effective annual rates of their average daily net assets for each Portfolio. Prior to October 28, 2004, LWIF was known as Assante Asset Management, Inc.:

          LWAS/DFA U.S. High Book to Market Portfolio                       0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio                          0.08%
          LWAS/DFA Two-Year Government Portfolio                            0.08%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

          LWAS/DFA U.S. High Book to Market Portfolio                    $ 1,428
          LWAS/DFA Two-Year Fixed Income Portfolio                         1,367
          LWAS/DFA Two-Year Government Portfolio                           1,245

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                              U.S. GOVERNMENT        OTHER INVESTMENT
                                                 SECURITIES             SECURITIES
                                           ---------------------   --------------------
                                           PURCHASES     SALES     PURCHASES    SALES
                                           ---------   ---------   ---------   --------
LWAS/DFA Two-Year Fixed Income Portfolio   $  79,144   $  78,692   $  50,643   $ 41,490
LWAS/DFA Two-Year Government Portfolio       103,017     116,167          --         --

F.  FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or accumulated net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference as of November 30, 2004, attributable to a recharacterization of distributions and a return of capital which for tax purposes, is not available to offset future income, was reclassified to the following accounts (amounts in thousands):

                                                                                     INCREASE
                                                 INCREASE                           (DECREASE)
                                                (DECREASE)         INCREASE        UNDISTRIBUTED
                                              ACCUMULATED NET     (DECREASE)      NET INVESTMENT
                                               REALIZED GAIN    PAID-IN CAPITAL       INCOME
                                              ---------------   ---------------   --------------
LWAS/DFA U.S. High Book to Market Portfolio   $            10   $           (41)  $           31
LWAS/DFA Two-Year Fixed Income Portfolio                   (2)               --                2

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                 ORDINARY
                                                  INCOME
                                              AND SHORT-TERM      LONG-TERM     RETURN OF
                                               CAPITAL GAINS    CAPITAL GAINS    CAPITAL     TOTAL
                                              ---------------   -------------   ---------   -------
LWAS/DFA U.S. High Book to Market Portfolio
2004                                          $           935              --   $      41   $   976
2003                                                      898   $         775          --     1,673
LWAS/DFA Two-Year Fixed Income Portfolio
2004                                                    2,531             279          --     2,810
2003                                                    3,407              --          --     3,407
LWAS/DFA Two-Year Government Portfolio
2004                                                    2,936              --          --     2,936
2003                                                    4,243             128          --     4,371

     Short-term capital gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                TOTAL NET
                                              UNDISTRIBUTED                  UNDISTRIBUTABLE
                                                   NET          CAPITAL         EARNINGS/
                                               INVESTMENT         LOSS        (ACCUMULATED
                                                 INCOME       CARRYFORWARD        LOSS)
                                              -------------   ------------   ---------------
LWAS/DFA U.S. High Book to Market Portfolio              --   $       (359)  $          (359)
LWAS/DFA Two-Year Fixed Income Portfolio      $         415           (454)              (39)
LWAS/DFA Two-Year Government Portfolio                  402           (393)                9

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                        EXPIRES ON NOVEMBER 30,
                                                        -----------------------
                                                        2011     2012     TOTAL
                                                        -----    -----    -----
LWAS/DFA U.S. High Book to Market Portfolio             $ 359       --    $ 359
LWAS/DFA Two-Year Fixed Income Portfolio                   --    $ 454      454
LWAS/DFA Two-Year Government Portfolio                     --      393      393

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

           LWAS/DFA U.S. High Book to Market Portfolio    $ 76,000

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                            NET
                                                                                         UNREALIZED
                                               FEDERAL    UNREALIZED     UNREALIZED     APPRECIATION/
                                              TAX COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                              --------   ------------   ------------   --------------
LWAS/DFA U.S. High Book to Market Portfolio   $ 76,170   $     16,339             --   $       16,339
LWAS/DFA Two-Year Fixed Income Portfolio        80,489             --   $       (588)            (588)
LWAS/DFA Two-Year Government Portfolio          69,933             --           (426)            (426)

G.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolios during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit by the Portfolios with the international custodian bank during the year ended November 30, 2004.

H. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                                                  LWAS/DFA U.S.     LWAS/DFA      LWAS/DFA
                                                                  HIGH BOOK TO      TWO-YEAR      TWO-YEAR
                                                                     MARKET       FIXED INCOME   GOVERNMENT
                                                                   PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                  -------------   ------------   ----------
Paid-In Capital                                                   $      76,514   $     81,212   $   70,272
Accumulated Net Investment Income (Loss)                                     (1)           414          401
Accumulated Net Realized Gain (Loss)                                    (11,060)          (454)        (393)
Unrealized Appreciation (Depreciation) of Investment Securities          27,041           (588)        (427)
                                                                  -------------   ------------   ----------
Total Net Assets                                                  $      92,494   $     80,584   $   69,853
                                                                  =============   ============   ==========

I.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities of LWAS/DFA U.S. High Book to Market Portfolio (formerly known as AAM/DFA U.S. High Book to Market Portfolio) and the statements of net assets of LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (formerly known as AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio, respectively), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at November 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                PERFORMANCE CHART

[CHART]

LWAS/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

             LWAS/DFA INTERNATIONAL HIGH   MSCI EAFE INDEX
              BOOK-TO-MARKET PORTFOLIO     (NET DIVIDENDS)
  11/30/94             $ 10,000               $ 10,000
  12/31/94             $ 10,062               $ 10,063
   1/31/95             $  9,660               $  9,677
   2/28/95             $  9,633               $  9,649
   3/31/95             $ 10,202               $ 10,251
   4/30/95             $ 10,517               $ 10,636
   5/31/95             $ 10,456               $ 10,510
   6/30/95             $ 10,351               $ 10,325
   7/31/95             $ 10,929               $ 10,968
   8/31/95             $ 10,553               $ 10,550
   9/30/95             $ 10,614               $ 10,756
  10/31/95             $ 10,413               $ 10,466
  11/30/95             $ 10,695               $ 10,757
  12/31/95             $ 11,216               $ 11,191
   1/31/96             $ 11,322               $ 11,237
   2/29/96             $ 11,394               $ 11,275
   3/31/96             $ 11,554               $ 11,515
   4/30/96             $ 12,000               $ 11,850
   5/31/96             $ 11,884               $ 11,632
   6/30/96             $ 11,928               $ 11,697
   7/31/96             $ 11,607               $ 11,356
   8/31/96             $ 11,651               $ 11,381
   9/30/96             $ 11,856               $ 11,683
  10/31/96             $ 11,740               $ 11,564
  11/30/96             $ 12,256               $ 12,024
  12/31/96             $ 12,101               $ 11,869
   1/31/97             $ 11,688               $ 11,454
   2/28/97             $ 11,798               $ 11,642
   3/31/97             $ 11,835               $ 11,684
   4/30/97             $ 11,771               $ 11,746
   5/31/97             $ 12,669               $ 12,510
   6/30/97             $ 13,210               $ 13,199
   7/31/97             $ 13,393               $ 13,413
   8/31/97             $ 12,513               $ 12,411
   9/30/97             $ 12,971               $ 13,106
  10/31/97             $ 12,293               $ 12,100
  11/30/97             $ 11,771               $ 11,976
  12/31/97             $ 11,719               $ 12,081
   1/31/98             $ 12,424               $ 12,633
   2/28/98             $ 13,234               $ 13,444
   3/31/98             $ 13,826               $ 13,858
   4/30/98             $ 13,865               $ 13,967
   5/31/98             $ 13,988               $ 13,899
   6/30/98             $ 13,855               $ 14,004
   7/31/98             $ 14,007               $ 14,146
   8/31/98             $ 12,177               $ 12,393
   9/30/98             $ 11,519               $ 12,014
  10/31/98             $ 12,663               $ 13,266
  11/30/98             $ 13,216               $ 13,945
  12/31/98             $ 13,473               $ 14,496
   1/31/99             $ 13,199               $ 14,452
   2/28/99             $ 12,867               $ 14,108
   3/31/99             $ 13,658               $ 14,697
   4/30/99             $ 14,469               $ 15,292
   5/31/99             $ 13,737               $ 14,504
   6/30/99             $ 14,353               $ 15,070
   7/31/99             $ 14,861               $ 15,518
   8/31/99             $ 15,008               $ 15,575
   9/30/99             $ 15,057               $ 15,732
  10/31/99             $ 14,990               $ 16,314
  11/30/99             $ 14,940               $ 16,881
  12/31/99             $ 15,680               $ 18,396
 1/31/2000             $ 14,471               $ 17,228
 2/29/2000             $ 14,102               $ 17,692
 3/31/2000             $ 14,880               $ 18,378
 4/30/2000             $ 14,490               $ 17,411
 5/31/2000             $ 14,767               $ 16,987
 6/30/2000             $ 15,792               $ 17,651
 7/31/2000             $ 15,280               $ 16,911
 8/31/2000             $ 15,413               $ 17,058
 9/30/2000             $ 14,961               $ 16,228
10/31/2000             $ 14,849               $ 15,845
11/30/2000             $ 14,828               $ 15,250
12/31/2000             $ 15,656               $ 15,792
 1/31/2001             $ 15,679               $ 15,784
 2/28/2001             $ 15,203               $ 14,600
 3/31/2001             $ 14,272               $ 13,626
 4/30/2001             $ 15,017               $ 14,573
 5/31/2001             $ 14,902               $ 14,059
 6/30/2001             $ 14,623               $ 13,484
 7/31/2001             $ 14,320               $ 13,238
 8/31/2001             $ 14,518               $ 12,904
 9/30/2001             $ 12,668               $ 11,596
10/31/2001             $ 12,738               $ 11,893
11/30/2001             $ 13,203               $ 12,332
12/31/2001             $ 13,257               $ 12,405
 1/31/2002             $ 12,972               $ 11,746
 2/28/2002             $ 13,115               $ 11,828
 3/31/2002             $ 13,931               $ 12,468
 4/30/2002             $ 14,397               $ 12,551
 5/31/2002             $ 14,877               $ 12,710
 6/30/2002             $ 14,462               $ 12,204
 7/31/2002             $ 12,972               $ 11,000
 8/31/2002             $ 12,959               $ 10,974
 9/30/2002             $ 11,418               $  9,796
10/31/2002             $ 11,741               $ 10,322
11/30/2002             $ 12,440               $ 10,790
12/31/2002             $ 12,129               $ 10,428
 1/31/2003             $ 11,725               $  9,993
 2/28/2003             $ 11,482               $  9,764
 3/31/2003             $ 11,213               $  9,573
 4/30/2003             $ 12,439               $ 10,512
 5/31/2003             $ 13,370               $ 11,149
 6/30/2003             $ 13,801               $ 11,419
 7/31/2003             $ 14,421               $ 11,695
 8/31/2003             $ 14,799               $ 11,977
 9/30/2003             $ 15,351               $ 12,346
10/31/2003             $ 16,564               $ 13,115
11/30/2003             $ 16,914               $ 13,407
12/31/2003             $ 18,178               $ 14,454
 1/31/2004             $ 18,647               $ 14,658
 2/29/2004             $ 19,198               $ 14,997
 3/31/2004             $ 19,501               $ 15,081
 4/30/2004             $ 18,909               $ 14,740
 5/31/2004             $ 19,088               $ 14,790
 6/30/2004             $ 19,874               $ 15,114
 7/31/2004             $ 19,136               $ 14,623
 8/31/2004             $ 19,386               $ 14,688
 9/30/2004             $ 19,998               $ 15,072
10/31/2004             $ 20,768               $ 15,586
11/30/2004             $ 22,309               $ 16,651

   AVERAGE ANNUAL    ONE         FIVE         TEN
   TOTAL RETURN     YEAR         YEARS       YEARS
   -----------------------------------------------
                   31.89%         8.35%       8.35%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S dollars.

                   % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                           LOCAL
                                                          CURRENCY   U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                              RETURN      RETURN
------------------------------                            --------   -----------
United Kingdom (net dividends)                               12.03%        24.51%
Japan (net dividends)                                        10.69%        17.86%
France                                                       12.62%        24.86%
Switzerland                                                   5.03%        19.32%
Germany                                                      11.22%        23.29%
Netherlands                                                   6.65%        18.21%
Australia                                                    28.04%        37.29%
Italy                                                        17.28%        30.03%
Spain                                                        23.45%        36.88%
Sweden                                                       29.85%        45.79%

Gross returns unless otherwise noted.

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                 32.17%
Citigroup Extended Market Index EPAC (small companies)                    30.10%
MSCI EAFE Value Index (net dividends)                                     29.32%
MSCI EAFE Index (net dividends)                                           24.19%
MSCI EAFE Growth Index (net dividends)                                    19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                        TOTAL
                                                                       RETURNS
COUNTRY                                                                (U.S. $)
-------                                                                --------
Brazil                                                                    34.91%
Argentina                                                                 25.55%
Thailand                                                                   2.99%
Chile                                                                     31.00%
Indonesia                                                                 49.70%
Hungary                                                                   84.84%
Israel                                                                    14.51%
Poland                                                                    63.81%
Taiwan                                                                     7.55%
Mexico                                                                    43.28%
Malaysia                                                                  17.71%
Philippines                                                               38.36%
Turkey                                                                    57.65%
South Korea                                                               26.73%

----------
Source: DataStream International

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

     The LWAS/DFA International High Book to Market Portfolio ("the Portfolio") seeks to capture the returns of international large company value stocks by purchasing shares of the Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 600 stocks in 21 developed-country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index (net dividends), and 29.32% for the MSCI EAFE Value Index (net dividends). Total return for the LWAS/DFA International High Book to Market Portfolio over this year was 31.89%. Relative to the MSCI EAFE Value Index (net dividends) superior performance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 67% for the Portfolio compared to 31% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in a Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by a shareholder who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the Portfolio's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                          BEGINNING     ENDING                  EXPENSES
                                                           ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                            VALUE        VALUE      EXPENSE      DURING
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO        6/1/04     11/30/04       RATIO      PERIOD*
----------------------------------------------------      ---------   ----------   ----------   --------
Actual Fund Return                                         $ 1,000    $ 1,168.70      0.52%      $ 2.82
Hypothetical 5% Return                                     $ 1,000    $ 1,022.40      0.52%      $ 2.63

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (8,131,006 Shares, Cost $71,291) at Value+                                         $    130,421
Receivable for Investment Securities Sold                                                        4
Prepaid Expenses and Other Assets                                                                8
                                                                                      ------------
      Total Assets                                                                         130,433
                                                                                      ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                          4
   Due to Advisor                                                                                1
Accrued Expenses and Other Liabilities                                                          31
                                                                                      ------------
      Total Liabilities                                                                         36
                                                                                      ------------
NET ASSETS                                                                            $    130,397
                                                                                      ============

SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 100,000,000)                                                              8,187,922
                                                                                      ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $      15.93
                                                                                      ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                       $     73,892
Accumulated Net Investment Income (Loss)                                                        (1)
Accumulated Net Realized Gain (Loss)                                                        (2,624)
Unrealized Appreciation (Depreciation) from Investment Securities                           59,130
                                                                                      ------------
      Total Net Assets                                                                $    130,397
                                                                                      ============

----------
  +  See Note B to Financial Statements.

               See accompanying Notes to the Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                $      2,486
                                                                                      ------------
EXPENSES
   Administrative Services                                                                      12
   Accounting & Transfer Agent Fees                                                              5
   Shareholder Servicing Fees                                                                  223
   Legal Fees                                                                                    4
   Audit Fees                                                                                    1
   Filing Fees                                                                                  12
   Shareholders' Reports                                                                        23
   Directors' Fees and Expenses                                                                  1
                                                                                      ------------
          Total Expenses                                                                       281
                                                                                      ------------
   NET INVESTMENT INCOME (LOSS)                                                              2,205
                                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                    3,085
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                27,548
                                                                                      ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                 30,633
                                                                                      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $     32,838
                                                                                      ============

               See accompanying Notes to the Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR          YEAR
                                                                                 ENDED         ENDED
                                                                                NOV. 30,      NOV. 30,
                                                                                  2004          2003
                                                                               ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $    2,205    $    2,004
   Capital Gain Distributions Received from The DFA Investment Trust Company           --            92
   Net Realized Gain (Loss) on Investment Securities Sold                           3,085          (352)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities       27,548        27,670
                                                                               ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations          32,838        29,414
                                                                               ----------    ----------
Distributions From:
   Net Investment Income                                                           (4,270)       (2,111)
   Net Short-Term Gains                                                                (9)           --
   Net Long-Term Gains                                                                (77)       (1,176)
                                                                               ----------    ----------
          Total Distributions                                                      (4,356)       (3,287)
                                                                               ----------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                   10,358        12,389
   Shares Issued in Lieu of Cash Distributions                                      4,125         3,287
   Shares Redeemed                                                                (22,510)      (21,001)
                                                                               ----------    ----------
          Net Increase (Decrease) from Capital Share Transactions                  (8,027)       (5,325)
                                                                               ----------    ----------
          Total Increase (Decrease)                                                20,455        20,802

NET ASSETS
   Beginning of Period                                                            109,942        89,140
                                                                               ----------    ----------
   End of Period                                                               $  130,397    $  109,942
                                                                               ==========    ==========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                   748         1,255
      Shares Issued in Lieu of Cash Distributions                                     311           366
      Shares Redeemed                                                              (1,631)       (2,133)
                                                                               ----------    ----------
                                                                                     (572)         (512)
                                                                               ==========    ==========

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                 NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2004          2003          2002          2001          2000
                                                 ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period             $   12.55     $    9.61     $   11.35     $   14.47     $   15.29
                                                 ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.27          0.24          0.30          0.32          0.30
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                   3.63          3.07         (0.90)        (1.68)        (0.39)
                                                 ---------     ---------     ---------     ---------     ---------
    Total from Investment Operations                  3.90          3.31         (0.60)        (1.36)        (0.09)
                                                 ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
  Net Investment Income                              (0.51)        (0.24)        (0.34)        (0.33)        (0.32)
  Net Realized Gains                                 (0.01)        (0.13)        (0.80)        (1.43)        (0.41)
                                                 ---------     ---------     ---------     ---------     ---------
    Total Distributions                              (0.52)        (0.37)        (1.14)        (1.76)        (0.73)
                                                 ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                   $   15.93     $   12.55     $    9.61     $   11.35     $   14.47
                                                 =========     =========     =========     =========     =========
Total Return                                         31.89%        35.96%        (5.76)%       10.97%        (0.75)%

Net Assets, End of Period (thousands)            $ 130,397     $ 109,942     $  89,140     $ 141,058     $ 209,123
Ratio of Expenses to Average Net Assets (1)           0.52%         0.55%         0.54%         0.52%         0.52%
Ratio of Net Investment Income to Average Net
  Assets                                              1.88%         2.20%         2.15%         2.14%         1.85%
Portfolio Turnover Rate                                N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series           15%           14%           18%            6%            9%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series. N/A Refer to the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of thirty-six portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report. Prior to October 28, 2004, the Portfolio was known as AAM/DFA International High Book to Market Portfolio.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 5% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,967.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of the Portfolio's average daily net assets.

     In addition, pursuant to a Client Service Agreement with LWIF Financial Inc. ("LWIF"), the Portfolio pays to LWIF a fee at the effective annual rate of
0.19 of 1% of its average daily net assets. Prior to October 28, 2004, LWIF was known as Assante Asset Management, Inc.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain or accumulated net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a recharacterization of distributions, was reclassified to the following accounts (amounts in thousands):

                                                          INCREASE
                                      INCREASE           (DECREASE)
                   INCREASE          (DECREASE)        UNDISTRIBUTED
                  (DECREASE)         ACCUMULATED       NET INVESTMENT
                PAID-IN CAPITAL   NET REALIZED GAINS       INCOME
                ---------------   ------------------   --------------
                             --   $              (76)  $           76

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                     ORDINARY
                                      INCOME
                                  AND SHORT-TERM      LONG-TERM
                                   CAPITAL GAINS     CAPITAL GAIN       TOTAL
                                  ---------------   ---------------   ----------
2004                              $         4,267   $            89   $    4,356
2003                                        2,111             1,176        3,287

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                          TOTAL NET
                  UNDISTRIBUTED                         DISTRIBUTABLE
                       NET           UNDISTRIBUTED        EARNINGS
                   INVESTMENT          LONG-TERM        (ACCUMULATED
                     INCOME          CAPITAL GAINS         LOSSES)
                ---------------   ------------------   --------------
                             --   $            2,732   $       2,732

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 were as follows (amount in thousands):

                                                              NET
                                                           UNREALIZED
                 FEDERAL     UNREALIZED    UNREALIZED     APPRECIATION/
                TAX COST    APPRECIATION  DEPRECIATION   (DEPRECIATION)
                ----------  ------------  ------------   --------------
                $   76,646  $     53,775            --   $       53,775

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2004.

F.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (formerly known as AAM/DFA International High Book to Market Portfolio) (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                            THE U.S. LARGE CAP VALUE SERIES     RUSSELL 1000 VALUE INDEX
  11/30/94                            $    10,000                       $    10,000
  12/31/94                            $    10,121                       $    10,115
   1/31/95                            $    10,354                       $    10,427
   2/28/95                            $    10,940                       $    10,838
   3/31/95                            $    11,107                       $    11,076
   4/30/95                            $    11,514                       $    11,426
   5/31/95                            $    12,114                       $    11,907
   6/30/95                            $    12,379                       $    12,069
   7/31/95                            $    12,921                       $    12,489
   8/31/95                            $    13,310                       $    12,665
   9/30/95                            $    13,770                       $    13,123
  10/31/95                            $    13,205                       $    12,993
  11/30/95                            $    13,927                       $    13,652
  12/31/95                            $    14,027                       $    13,995
   1/31/96                            $    14,425                       $    14,431
   2/29/96                            $    14,640                       $    14,541
   3/31/96                            $    15,150                       $    14,788
   4/30/96                            $    15,398                       $    14,844
   5/31/96                            $    15,659                       $    15,030
   6/30/96                            $    15,203                       $    15,042
   7/31/96                            $    14,528                       $    14,473
   8/31/96                            $    15,105                       $    14,887
   9/30/96                            $    15,407                       $    15,480
  10/31/96                            $    15,911                       $    16,079
  11/30/96                            $    17,058                       $    17,245
  12/31/96                            $    16,891                       $    17,024
   1/31/97                            $    17,495                       $    17,850
   2/28/97                            $    17,843                       $    18,112
   3/31/97                            $    17,026                       $    17,460
   4/30/97                            $    17,586                       $    18,193
   5/31/97                            $    18,951                       $    19,210
   6/30/97                            $    19,535                       $    20,034
   7/31/97                            $    21,492                       $    21,541
   8/31/97                            $    21,176                       $    20,774
   9/30/97                            $    22,292                       $    22,029
  10/31/97                            $    21,151                       $    21,414
  11/30/97                            $    21,375                       $    22,361
  12/31/97                            $    21,674                       $    23,014
   1/31/98                            $    21,962                       $    22,689
   2/28/98                            $    23,882                       $    24,216
   3/31/98                            $    25,222                       $    25,698
   4/30/98                            $    25,360                       $    25,871
   5/31/98                            $    25,147                       $    25,488
   6/30/98                            $    25,087                       $    25,814
   7/31/98                            $    24,217                       $    25,360
   8/31/98                            $    19,809                       $    21,586
   9/30/98                            $    20,813                       $    22,825
  10/31/98                            $    22,514                       $    24,594
  11/30/98                            $    23,923                       $    25,740
  12/31/98                            $    24,320                       $    26,615
   1/31/99                            $    24,792                       $    26,828
   2/28/99                            $    24,155                       $    26,450
   3/31/99                            $    24,935                       $    26,997
   4/30/99                            $    27,588                       $    29,519
   5/31/99                            $    27,561                       $    29,194
   6/30/99                            $    28,021                       $    30,041
   7/31/99                            $    26,861                       $    29,161
   8/31/99                            $    25,897                       $    28,079
   9/30/99                            $    24,506                       $    27,099
  10/31/99                            $    25,445                       $    28,660
  11/30/99                            $    25,030                       $    28,436
  12/31/99                            $    25,515                       $    28,573
 1/31/2000                            $    23,727                       $    27,641
 2/29/2000                            $    21,594                       $    25,588
 3/31/2000                            $    24,654                       $    28,709
 4/30/2000                            $    25,396                       $    28,376
 5/31/2000                            $    25,345                       $    28,674
 6/30/2000                            $    23,583                       $    27,364
 7/31/2000                            $    24,626                       $    27,706
 8/31/2000                            $    26,066                       $    29,246
 9/30/2000                            $    25,642                       $    29,515
10/31/2000                            $    26,654                       $    30,241
11/30/2000                            $    25,799                       $    29,119
12/31/2000                            $    28,180                       $    30,578
 1/31/2001                            $    29,566                       $    30,694
 2/28/2001                            $    29,546                       $    29,841
 3/31/2001                            $    28,645                       $    28,788
 4/30/2001                            $    30,349                       $    30,198
 5/31/2001                            $    31,232                       $    30,878
 6/30/2001                            $    30,851                       $    30,192
 7/31/2001                            $    30,811                       $    30,129
 8/31/2001                            $    29,452                       $    28,921
 9/30/2001                            $    26,177                       $    26,885
10/31/2001                            $    26,156                       $    26,654
11/30/2001                            $    28,625                       $    28,202
12/31/2001                            $    29,298                       $    28,868
 1/31/2002                            $    29,614                       $    28,645
 2/28/2002                            $    29,991                       $    28,691
 3/31/2002                            $    31,238                       $    30,048
 4/30/2002                            $    30,960                       $    29,018
 5/31/2002                            $    31,158                       $    29,163
 6/30/2002                            $    29,267                       $    27,489
 7/31/2002                            $    26,013                       $    24,932
 8/31/2002                            $    26,431                       $    25,119
 9/30/2002                            $    23,503                       $    22,326
10/31/2002                            $    24,424                       $    23,980
11/30/2002                            $    26,146                       $    25,491
12/31/2002                            $    24,972                       $    24,385
 1/31/2003                            $    24,388                       $    23,795
 2/28/2003                            $    23,683                       $    23,159
 3/31/2003                            $    23,572                       $    23,199
 4/30/2003                            $    25,754                       $    25,240
 5/31/2003                            $    27,472                       $    26,871
 6/30/2003                            $    27,766                       $    27,207
 7/31/2003                            $    28,477                       $    27,612
 8/31/2003                            $    29,491                       $    28,043
 9/30/2003                            $    28,842                       $    27,768
10/31/2003                            $    30,775                       $    29,467
11/30/2003                            $    31,465                       $    29,868
12/31/2003                            $    33,626                       $    31,708
 1/31/2004                            $    34,199                       $    32,266
 2/29/2004                            $    35,080                       $    32,957
 3/31/2004                            $    34,938                       $    32,667
 4/30/2004                            $    34,364                       $    31,870
 5/31/2004                            $    34,549                       $    32,195
 6/30/2004                            $    35,593                       $    32,954
 7/31/2004                            $    34,441                       $    32,490
 8/31/2004                            $    34,441                       $    32,951
 9/30/2004                            $    35,498                       $    33,462
10/31/2004                            $    35,932                       $    34,017
11/30/2004                            $    38,285                       $    35,739

   AVERAGE ANNUAL               ONE     FIVE    TEN
   TOTAL RETURN                YEAR    YEARS   YEARS
   -------------------------   -----   -----   -----
                               21.68%   8.88%  14.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                           THE DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
  11/30/94                            $    10,000                       $    10,000
  12/31/94                            $    10,059                       $    10,063
   1/31/95                            $     9,661                       $     9,676
   2/28/95                            $     9,640                       $     9,648
   3/31/95                            $    10,210                       $    10,250
   4/30/95                            $    10,529                       $    10,636
   5/31/95                            $    10,469                       $    10,509
   6/30/95                            $    10,360                       $    10,324
   7/31/95                            $    10,943                       $    10,967
   8/31/95                            $    10,571                       $    10,549
   9/30/95                            $    10,634                       $    10,755
  10/31/95                            $    10,432                       $    10,466
  11/30/95                            $    10,719                       $    10,757
  12/31/95                            $    11,239                       $    11,190
   1/31/96                            $    11,352                       $    11,236
   2/29/96                            $    11,423                       $    11,274
   3/31/96                            $    11,583                       $    11,514
   4/30/96                            $    12,035                       $    11,849
   5/31/96                            $    11,922                       $    11,630
   6/30/96                            $    11,964                       $    11,696
   7/31/96                            $    11,644                       $    11,354
   8/31/96                            $    11,695                       $    11,379
   9/30/96                            $    11,901                       $    11,681
  10/31/96                            $    11,787                       $    11,562
  11/30/96                            $    12,311                       $    12,022
  12/31/96                            $    12,150                       $    11,867
   1/31/97                            $    11,744                       $    11,452
   2/28/97                            $    11,851                       $    11,639
   3/31/97                            $    11,895                       $    11,681
   4/30/97                            $    11,831                       $    11,743
   5/31/97                            $    12,729                       $    12,507
   6/30/97                            $    13,281                       $    13,197
   7/31/97                            $    13,464                       $    13,411
   8/31/97                            $    12,581                       $    12,409
   9/30/97                            $    13,044                       $    13,104
  10/31/97                            $    12,360                       $    12,097
  11/30/97                            $    11,838                       $    11,974
  12/31/97                            $    11,790                       $    12,078
   1/31/98                            $    12,502                       $    12,630
   2/28/98                            $    13,324                       $    13,441
   3/31/98                            $    13,913                       $    13,855
   4/30/98                            $    13,956                       $    13,964
   5/31/98                            $    14,087                       $    13,897
   6/30/98                            $    13,950                       $    14,002
   7/31/98                            $    14,105                       $    14,144
   8/31/98                            $    12,260                       $    12,392
   9/30/98                            $    11,601                       $    12,012
  10/31/98                            $    12,756                       $    13,264
  11/30/98                            $    13,316                       $    13,943
  12/31/98                            $    13,576                       $    14,493
   1/31/99                            $    13,307                       $    14,451
   2/28/99                            $    12,970                       $    14,106
   3/31/99                            $    13,769                       $    14,695
   4/30/99                            $    14,587                       $    15,290
   5/31/99                            $    13,848                       $    14,503
   6/30/99                            $    14,472                       $    15,068
   7/31/99                            $    14,995                       $    15,516
   8/31/99                            $    15,141                       $    15,573
   9/30/99                            $    15,196                       $    15,730
  10/31/99                            $    15,128                       $    16,319
  11/30/99                            $    15,081                       $    16,886
  12/31/99                            $    15,826                       $    18,401
 1/31/2000                            $    14,607                       $    17,232
 2/29/2000                            $    14,242                       $    17,696
 3/31/2000                            $    15,032                       $    18,382
 4/30/2000                            $    14,641                       $    17,415
 5/31/2000                            $    14,923                       $    16,989
 6/30/2000                            $    15,963                       $    17,654
 7/31/2000                            $    15,444                       $    16,914
 8/31/2000                            $    15,580                       $    17,060
 9/30/2000                            $    15,130                       $    16,230
10/31/2000                            $    15,018                       $    15,846
11/30/2000                            $    15,006                       $    15,252
12/31/2000                            $    15,838                       $    15,794
 1/31/2001                            $    15,864                       $    15,786
 2/28/2001                            $    15,386                       $    14,603
 3/31/2001                            $    14,448                       $    13,629
 4/30/2001                            $    15,209                       $    14,576
 5/31/2001                            $    15,094                       $    14,062
 6/30/2001                            $    14,807                       $    13,487
 7/31/2001                            $    14,506                       $    13,241
 8/31/2001                            $    14,715                       $    12,906
 9/30/2001                            $    12,839                       $    11,599
10/31/2001                            $    12,917                       $    11,896
11/30/2001                            $    13,390                       $    12,334
12/31/2001                            $    13,445                       $    12,408
 1/31/2002                            $    13,153                       $    11,748
 2/28/2002                            $    13,299                       $    11,831
 3/31/2002                            $    14,134                       $    12,471
 4/30/2002                            $    14,612                       $    12,553
 5/31/2002                            $    15,103                       $    12,712
 6/30/2002                            $    14,679                       $    12,206
 7/31/2002                            $    13,177                       $    11,001
 8/31/2002                            $    13,164                       $    10,976
 9/30/2002                            $    11,599                       $     9,798
10/31/2002                            $    11,936                       $    10,324
11/30/2002                            $    12,650                       $    10,793
12/31/2002                            $    12,329                       $    10,430
 1/31/2003                            $    11,922                       $     9,994
 2/28/2003                            $    11,677                       $     9,765
 3/31/2003                            $    11,401                       $     9,573
 4/30/2003                            $    12,652                       $    10,511
 5/31/2003                            $    13,605                       $    11,148
 6/30/2003                            $    14,045                       $    11,418
 7/31/2003                            $    14,679                       $    11,694
 8/31/2003                            $    15,065                       $    11,977
 9/30/2003                            $    15,642                       $    12,346
10/31/2003                            $    16,876                       $    13,115
11/30/2003                            $    17,237                       $    13,407
12/31/2003                            $    18,530                       $    14,454
 1/31/2004                            $    19,005                       $    14,659
 2/29/2004                            $    19,577                       $    14,997
 3/31/2004                            $    19,882                       $    15,081
 4/30/2004                            $    19,282                       $    14,740
 5/31/2004                            $    19,478                       $    14,790
 6/30/2004                            $    20,282                       $    15,114
 7/31/2004                            $    19,534                       $    14,623
 8/31/2004                            $    19,788                       $    14,688
 9/30/2004                            $    20,421                       $    15,072
10/31/2004                            $    21,202                       $    15,586
11/30/2004                            $    22,779                       $    16,650

   AVERAGE ANNUAL               ONE     FIVE    TEN
   TOTAL RETURN                YEAR    YEARS   YEARS
   -------------------------   -----   -----   -----
                               32.15%   8.60%   8.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                             BEGINNING      ENDING                   EXPENSES
                                              ACCOUNT       ACCOUNT    ANNUALIZED      PAID
                                               VALUE         VALUE      EXPENSE       DURING
                                              6/01/04      11/30/04      RATIO        PERIOD*
                                             ----------   ----------   ----------    --------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                           $ 1,000.00   $ 1,112.30         0.18%   $   0.95
Hypothetical 5% Return                       $ 1,000.00   $ 1,024.10         0.18%   $   0.91

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                           $ 1,000.00   $ 1,232.70         0.74%   $   4.13
Hypothetical 5% Return                       $ 1,000.00   $ 1,021.30         0.74%   $   3.74

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to: Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                     30.2%
Financials                                                                 25.4
Industrials                                                                 9.4
Energy                                                                      8.3
Materials                                                                   6.8
Information Technology                                                      5.8
Health Care                                                                 5.2
Consumer Staples                                                            4.8
Telecommunication Services                                                  3.6
Utilities                                                                   0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                 36.5%
Consumer Discretionary                                                     17.0
Materials                                                                  13.7
Industrials                                                                12.2
Telecommunication Service                                                   5.6
Consumer Staples                                                            4.5
Utilities                                                                   3.5
Energy                                                                      3.3
Health Care                                                                 2.0
Information Technology                                                      1.7
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                             SHARES           VALUE+
                                             ------           ------
COMMON STOCKS -- (88.7%)
 * 3Com Corp.                              1,041,900   $   4,626,036
 # A.G. Edwards, Inc.                        199,100       7,784,810
 * Advanced Micro Devices, Inc.              504,800      10,742,144
   Aetna, Inc.                               539,626      63,951,077
 * AGCO Corp.                                225,100       4,904,929
 * Agere Systems, Inc. Class A                 8,652          11,853
 * Agere Systems, Inc. Class B               212,364         288,815
 # Albertson's, Inc.                         538,100      13,613,930
 * Allegheny Corp.                            17,934       5,067,610
   Alliant Energy Corp.                      212,900       5,807,912
*# Allied Waste Industries, Inc.             809,800       7,361,082
 * Allmerica Financial Corp.                 129,700       4,221,735
   Allstate Corp.                          1,791,600      90,475,800
   AMBAC Financial Group, Inc.                23,200       1,886,856
   Amerada Hess Corp.                        249,532      22,170,918
   American Financial Group, Inc.            177,400       5,584,552
 # American Greetings Corp. Class A          177,600       4,727,712
   American National Insurance Co.            57,800       5,875,370
*# American Tower Corp.                      336,000       6,091,680
 * AmeriCredit Corp.                         395,300       8,277,582
 # AmerisourceBergen Corp.                   308,900      18,206,566
   Anadarko Petroleum Corp.                  677,078      47,124,629
 * Andrew Corp.                              414,900       5,891,580
   Apache Corp.                              129,990       7,027,259
 * Applied Micro Circuits Corp.              213,200         784,576
   Archer-Daniels-Midland Co.              2,475,260      52,475,512
 * Arrow Electronics, Inc.                   308,200       7,560,146
   Ashland, Inc.                             297,600      17,603,040
 # Astoria Financial Corp.                    40,500       1,680,750
   AT&T Corp.                              2,176,380      39,827,754
 * AutoNation, Inc.                        2,057,600      38,106,752
 * Avnet, Inc.                               322,600       5,935,840
   AVX Corp.                                 183,300       2,307,747
   Bank of Hawaii Corp.                      327,500      15,900,125
 * Barnes & Noble, Inc.                       22,200         601,176
 # Bausch & Lomb, Inc.                         5,800         341,504
   Bear Stearns Companies, Inc.              373,770      36,472,477
   Belo Corp. Class A                        324,200       8,176,324
*# Big Lots, Inc.                            253,500       2,940,600
 # Blockbuster, Inc. Class A                  83,900         711,472
 # Borders Group, Inc.                        34,000         774,520
   BorgWarner, Inc.                          201,600      10,092,096
 # Bowater, Inc.                             168,400       6,821,884
   Burlington Northern Santa Fe Corp.      1,283,000      57,786,320
 * Caesars Entertainment, Inc.               845,900      15,902,920
 * Cavco Industries, Inc.                     11,450         461,435
   Cendant Corp.                             311,800       7,068,506
 * CheckFree Corp.                            56,200       2,082,210
   Chubb Corp.                               428,000      32,617,880
 * CIENA Corp.                               164,600         419,730
   Cincinnati Financial Corp.                579,159      25,946,323
   Circuit City Stores, Inc.                 531,900       8,292,321
   Clear Channel Communications, Inc.      1,630,866      54,927,567
*# CNA Financial Corp.                       677,200      17,681,692
   Coca-Cola Enterprises, Inc.             1,785,400      37,136,320
 * Comcast Corp. Class A                   2,806,066      84,294,223
 * Comcast Corp. Special Class A
     Non-Voting                              927,100   $  27,488,515
   Commerce Group, Inc.                       93,100       5,529,209
   Commercial Federal Corp.                   98,900       2,880,957
 * Compuware Corp.                           956,430       5,518,601
 * Comverse Technology, Inc.                 111,500       2,371,605
   ConocoPhillips                            220,400      20,054,196
   Corn Products International, Inc.          93,200       5,071,944
 * Corning, Inc.                             998,300      12,558,614
   Countrywide Financial Corp.             1,639,998      54,464,334
 * COX Communications, Inc.                1,521,400      52,746,938
*# Crown Castle International Corp.          468,900       7,915,032
   CSX Corp.                                 577,800      22,031,514
   Cummins, Inc.                              33,200       2,643,384
   Curtiss-Wright Corp. Class B               27,130       1,582,222
   Dana Corp.                                510,700       8,349,945
*# Delta Air Lines, Inc.                     402,500       2,805,425
 # Diamond Offshore Drilling, Inc.           313,641      11,748,992
   Dillards, Inc. Class A                    247,800       6,239,604
 # Disney (Walt) Co.                         906,600      24,369,408
 # Eastman Chemical Co.                      108,200       5,883,916
   Electronic Data Systems Corp.           1,070,800      24,039,460
   Federated Department Stores, Inc.         618,200      33,877,360
   First American Corp.                      257,900       8,497,805
   First Citizens BancShares, Inc.            10,300       1,401,470
   Florida East Coast Industries, Inc.        68,139       2,906,128
   Foot Locker, Inc.                         175,000       4,546,500
 # Ford Motor Co.                          4,711,800      66,813,324
 * Fox Entertainment Group, Inc.
     Class A                                  21,900         643,860
 * GameStop Corp. Class B                      9,432         200,147
 # General Motors Corp.                    1,524,800      58,842,032
   Georgia-Pacific Corp.                     684,200      25,048,562
*# Goodyear Tire & Rubber Co.                203,900       2,573,218
   Hartford Financial Services Group,
     Inc.                                    793,800      50,803,200
 # Hearst-Argyle Television, Inc.            238,600       6,132,020
   Helmerich & Payne, Inc.                   146,800       4,790,084
   Hewlett-Packard Co.                     1,407,700      28,154,000
   Hibernia Corp.                            274,500       7,938,540
   Hollinger International, Inc. Class A     257,600       4,824,848
   Horton (D.R.), Inc.                       818,872      28,832,483
 * Human Genome Sciences, Inc.                23,900         262,900
 * Humana, Inc.                              618,900      15,361,098
*# IAC/InterActiveCorp                     1,773,700      43,792,653
   IKON Office Solutions, Inc.               329,600       3,717,888
   Independence Community Bank
     Corp.                                   100,300       4,260,744
 * Ingram Micro, Inc.                        386,900       7,443,956
 * Instinet Group, Inc.                       15,200          91,048
   International Paper Co.                 1,215,775      50,478,978
   Intersil Corp.                            407,000       6,552,700
 * Invitrogen Corp.                          124,900       7,556,450
   Janus Capital Group, Inc.                 587,900       9,729,745
 * JDS Uniphase Corp.                      1,095,700       3,473,369
   JPMorgan Chase & Co.                    2,244,400      84,501,660
 # Kerr-McGee Corp.                          431,426      26,847,640

                                             SHARES           VALUE+
                                             ------           ------
 # KeyCorp                                   941,600   $  31,345,864
 # Kraft Foods, Inc.                         312,800      10,697,760
 * LaBranche & Co., Inc.                      19,700         157,797
   LaFarge North America, Inc.               257,500      12,913,625
 * Laidlaw International, Inc.                17,400         328,860
   Lear Corp.                                160,900       9,332,200
   Lehman Brothers Holdings, Inc.            227,800      19,085,084
*# Level 3 Communications, Inc.              195,500         674,475
 * Liberty Media Corp. Class A             7,339,100      75,812,903
 * Liberty Media International, Inc.
     Class A                                 313,805      13,512,443
   Lincoln National Corp.                    468,500      21,560,370
   Loews Corp.                               636,800      44,518,688
 # Louisiana-Pacific Corp.                   295,100       7,221,097
 * LSI Logic Corp.                         1,056,200       5,587,298
   Lubrizol Corp.                            182,000       6,288,100
*# Lucent Technologies, Inc.               1,193,800       4,691,634
 # Lyondell Chemical Co.                     447,200      12,548,432
   Marathon Oil Corp.                        961,450      37,919,588
 # May Department Stores Co.                 446,600      12,558,392
   MBIA, Inc.                                398,050      23,867,078
   McKesson Corp.                            653,300      19,305,015
   MeadWestavco Corp.                        758,431      25,521,203
 * Medco Health Solutions, Inc.              690,100      26,030,572
   MetLife, Inc.                           2,041,200      79,606,800
 * Metro-Goldwyn-Mayer, Inc.                 288,500       3,415,840
   MGIC Investment Corp.                     116,900       7,949,200
*# MGM MIRAGE                                390,100      22,742,830
*# Micron Technology, Inc.                 1,663,300      18,429,364
*# Millennium Pharmaceuticals, Inc.          545,800       6,887,996
   Nationwide Financial Services, Inc.       145,900       5,482,922
 # New York Community Bancorp Inc.            63,200       1,250,096
   Norfolk Southern Corp.                  1,537,600      52,785,808
   Northrop Grumman Corp.                  1,018,042      57,346,306
 # Nucor Corp.                                30,000       1,587,000
   Occidental Petroleum Corp.                650,800      39,184,668
 # Odyssey Re Holdings Corp.                  50,500       1,219,575
   OfficeMax, Inc.                           213,400       6,459,618
   Old Republic International Corp.          501,412      12,530,286
   Overseas Shipholding Group, Inc.           86,500       5,682,185
 * Owens-Illinois, Inc.                      314,400       6,577,248
*# PacifiCare Health Systems, Inc.           243,400      11,780,560
   Peabody Energy Corp.                       54,600       4,531,800
   Penney (J.C.) Co., Inc.                 1,120,000      43,232,000
   PepsiAmericas, Inc.                       192,000       4,053,120
 # Phelps Dodge Corp.                        287,085      27,884,566
   PMI Group, Inc.                           246,300      10,142,634
   Pogo Producing Co.                        159,700       8,064,850
 * Pride International, Inc.                 366,700       7,172,652
   Principal Financial Group, Inc.           846,200      31,884,816
   Protective Life Corp.                     177,500       7,428,375
*# Providian Financial Corp.                 483,100       7,753,755
   Prudential Financial, Inc.                496,300      24,293,885
 # Pulte Homes, Inc.                         248,400      13,726,584
   Questar Corp.                             251,000      12,753,310
 * Qwest Communications International,
     Inc.                                  2,000,600       8,002,400
   Radian Group, Inc.                        245,200      12,566,500
 * Radio One, Inc.                            55,000         763,400
   Raytheon Co.                            1,311,300      52,897,842
 # Reinsurance Group of America, Inc.        149,600       6,944,432
 # Reynolds American, Inc.                   251,326   $  19,007,785
 * Rite Aid Corp.                            969,800       3,559,166
 # Ryder System, Inc.                        275,400      14,772,456
   Safeco Corp.                              486,400      23,575,808
   Saks, Inc.                                743,200      10,337,912
 * Sanmina-SCI Corp.                       1,410,100      12,451,183
   SBC Communications, Inc.                  430,200      10,828,134
 # Sears, Roebuck & Co.                      552,600      28,751,778
 * Service Corp. International               311,600       2,199,896
 * Smithfield Foods, Inc.                    157,600       4,578,280
 * Smurfit-Stone Container Corp.             669,626      12,026,483
 * Solectron Corp.                         1,155,300       7,220,625
   Sovereign Bancorp, Inc.                   781,020      17,065,287
   Sprint Corp.                            2,161,500      49,303,815
   StanCorp Financial Group, Inc.             54,200       4,284,510
   Starwood Hotels & Resorts Worldwide,
     Inc.                                    573,500      29,988,315
   Steelcase, Inc. Class A                    49,000         651,700
 * Sun Microsystems, Inc.                  2,143,700      11,897,535
 # Sunoco, Inc.                              298,800      24,668,928
   Supervalu, Inc.                           565,200      17,854,668
 * Tech Data Corp.                           169,000       7,670,910
   Telephone & Data Systems, Inc.            152,000      11,780,000
 * Tellabs, Inc.                           1,124,800       9,617,040
   Temple-Inland, Inc.                       131,300       7,824,167
 * Tenet Healthcare Corp.                  1,285,500      13,947,675
   Textron, Inc.                             123,000       8,932,260
 * The DIRECTV Group, Inc.                   481,937       7,706,173
   The St. Paul Travelers Companies,
     Inc.                                  1,418,426      51,744,180
 * Thomas & Betts Corp.                       46,900       1,483,916
 # Tidewater, Inc.                           147,000       4,987,710
 * Time Warner, Inc.                       8,350,880     147,894,085
   Torchmark Corp.                           127,200       6,984,552
*# Toys R Us, Inc.                           819,300      15,845,262
   Transatlantic Holdings, Inc.                9,400         548,396
 * Triad Hospitals, Inc.                     197,000       7,227,930
   Tribune Co.                               656,900      28,489,753
   Tyson Foods, Inc. Class A                 912,556      14,956,793
   Union Pacific Corp.                       824,200      52,287,248
   UnionBanCal Corp.                          86,600       5,354,478
 * Unisys Corp.                              113,200       1,300,668
 * United States Cellular Corp.              131,000       5,796,750
 # Unitrin, Inc.                             223,800      10,661,832
   UnumProvident Corp.                       913,089      14,216,796
   Valero Energy Corp.                       686,800      32,135,372
   Valhi, Inc.                               158,500       2,458,335
*# VeriSign, Inc.                            166,300       5,471,270
 # Viacom, Inc. Class B                    4,105,100     142,446,970
*# Vishay Intertechnology, Inc.              401,316       5,863,227
 * Vitesse Semiconductor, Inc.                 2,800           9,128
*# Watson Pharmaceuticals, Inc.              289,900       8,421,595
 * WebMD Corp.                                25,800         187,050
   Weis Markets, Inc.                         20,800         798,720
   Wesco Financial Corp.                      13,540       5,216,285
 # Weyerhaeuser Co.                          665,400      43,916,400
 # Worthington Industries, Inc.              133,200       2,865,132
*# Xerox Corp.                                75,000       1,149,000
                                                       -------------
TOTAL COMMON STOCKS
   (Cost $3,052,795,344)                               3,892,359,427
                                                       -------------

                                                                                                         FACE
                                                                                                        AMOUNT         VALUE+
                                                                                                      ---------   ---------------
                                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (11.3%)
   Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%, 12/01/04 (Collateralized by $462,830,000
     U.S. Treasury Note 4.75%, 05/15/14, valued at $478,981,949) to be repurchased at $469,615,320
     (Cost $469,590,014)^                                                                             $ 469,590   $   469,590,014
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04 (Collateralized by $24,286,000
     FHLMC Notes 4.20%, 10/20/09, valued at $24,390,187) to be repurchased at $24,137,260
     (Cost $24,136,000)                                                                                  24,136        24,136,000
                                                                                                                  ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $493,726,014)                                                                                                493,726,014
                                                                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,546,521,358)                                                                                          $ 4,386,085,441
                                                                                                                  ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (17.9%)
   COMMON STOCKS -- (17.9%)
            Aggregate Industries P.L.C.                                                        1,964,973   $        3,688,173
            Amvescap P.L.C.                                                                      225,900            1,384,318
            Arriva P.L.C.                                                                        231,050            2,163,954
            Associated British Foods P.L.C.                                                      990,462           14,152,962
            Associated British Ports Holdings P.L.C.                                             378,800            3,403,288
            Aviva P.L.C.                                                                       2,630,567           29,114,963
        *   AWG P.L.C.                                                                            76,018            1,092,962
            BAA P.L.C.                                                                         1,614,239           17,953,811
            BAE Systems P.L.C.                                                                 2,667,041           12,496,750
        *   Banco Santander Central Hispano SA                                                   841,876           10,033,633
            Barratt Developments P.L.C.                                                          338,959            3,329,838
            BBA Group P.L.C.                                                                     680,050            3,761,732
            Bellway P.L.C.                                                                        38,000              517,193
            Bovis Homes Group P.L.C.                                                             132,000            1,272,170
            BPB P.L.C.                                                                           458,500            3,857,096
            Bradford & Bingley P.L.C.                                                             80,259              421,938
            Britannic P.L.C.                                                                     278,864            2,213,019
        *   British Airways P.L.C.                                                             1,839,331            7,767,617
            British Land Co. P.L.C.                                                              870,090           13,610,932
            British Vita P.L.C.                                                                  286,388            1,466,422
            Brixton P.L.C.                                                                       359,333            2,217,502
            Cable and Wireless P.L.C.                                                          3,512,914            7,609,065
            Carnival P.L.C.                                                                      156,870            8,751,205
        *   Corus Group P.L.C.                                                                 6,312,988            6,630,051
            Derwent Valley Holdings P.L.C.                                                        49,351              927,107
            DeVere Group P.L.C.                                                                   85,228              713,960
            Dixons Group P.L.C.                                                                  333,402              927,542
        *   Duelguide Units P.L.C.                                                                36,010              370,184
        *   Easyjet P.L.C.                                                                       294,025            1,045,345
            FKI P.L.C.                                                                           856,795            2,171,803
            Friends Provident P.L.C.                                                           2,272,618            6,652,081
            Galen Holdings P.L.C.                                                                319,000            5,197,328
            Great Portland Estates P.L.C.                                                        239,324            1,464,984
            Greene King P.L.C.                                                                   105,263            2,400,651
            Hammerson P.L.C.                                                                     468,800            7,136,185
            Hanson P.L.C.                                                                        963,671            7,718,181
            HBOS P.L.C.                                                                           14,538              203,486
        *   HHG P.L.C.                                                                           842,619              780,794
            Hilton Group P.L.C.                                                                2,673,589           13,199,650
            Intercontinental Hotels Group P.L.C.                                                 968,773           12,321,669
        *   International Power P.L.C.                                                         2,525,271            7,316,497
            ITV P.L.C.                                                                         1,551,881            3,253,412
            Johnson Matthey P.L.C.                                                                43,250              837,103
            Kelda Group P.L.C.                                                                   161,510            1,664,219

            Kingfisher P.L.C.                                                                    659,395            3,628,560
            Land Securities Group P.L.C.                                                          78,654            1,931,002
            Liberty International P.L.C.                                                         469,345            7,948,434
            London Merchant Securities P.L.C.                                                    358,862            1,374,062
            Marks & Spencer Group P.L.C.                                                       1,197,239            7,507,828
            Mersey Docks & Harbour Co. P.L.C.                                                    115,042            1,963,986
            MFI Furniture Group P.L.C.                                                            66,600              147,555
            Millennium and Copthorne Hotels P.L.C.                                               493,245            3,403,860
            Mitchells & Butlers P.L.C.                                                           630,549            3,645,854
        *   MM02 P.L.C.                                                                        8,760,348           19,150,459
            Pearson P.L.C.                                                                       245,987            2,881,913
            Peninsular & Oriental Steam Navigation P.L.C.                                      1,130,420            6,506,424
            Pennon Group P.L.C.                                                                   58,615              993,265
            Persimmon P.L.C.                                                                     271,811            3,215,321
        *   Pillar Property P.L.C.                                                               131,128            1,766,906
        *   Premier Oil P.L.C.                                                                   119,812            1,281,811
            Quintain Estates & Development P.L.C.                                                 75,000              678,151
            Rio Tinto P.L.C.                                                                      83,136            2,429,211
            RMC Group P.L.C.                                                                     401,000            6,426,693
        *   Rolls Royce Group P.L.C.                                                           2,749,448           13,820,270
            Rolls Royce Group P.L.C.                                                          87,432,446              177,656
            Royal & Sun Alliance Insurance Group P.L.C.                                        5,018,810            7,069,730
            Royal Bank of Scotland Group P.L.C.                                                  219,664            6,750,397
            Sabmiller P.L.C.                                                                     192,609            3,241,389
            Sainsbury (J.) P.L.C.                                                              2,629,334           13,111,209
            Scottish & Newcastle P.L.C.                                                          976,911            8,005,286
            Scottish Power P.L.C.                                                              1,102,159            8,143,727
            Severn Trent P.L.C.                                                                  210,597            3,579,003
            Shire Pharmaceuticals Group P.L.C.                                                   683,427            6,850,230
            Singer & Friedlander Group P.L.C.                                                    253,818            1,360,647
            Slough Estates P.L.C.                                                                706,900            6,514,933
            Smith (David S.) Holdings P.L.C.                                                     547,941            1,559,927
            Somerfield P.L.C.                                                                    738,068            2,153,583
            Stanley Leisure P.L.C.                                                               189,634            1,618,826
            Tate & Lyle P.L.C.                                                                   660,070            6,201,623
            Taylor Woodrow P.L.C.                                                                998,309            4,430,105
        *   The Berkeley Group Holdings P.L.C.                                                   228,802            5,208,890
        *   Thus Group P.L.C.                                                                  1,857,640              506,804
            Trinity Mirror P.L.C.                                                                495,640            5,900,900
            United Utilities P.L.C.                                                              265,595            2,853,278
            Vodafone Group P.L.C.                                                             36,676,526           99,621,935
            Westbury P.L.C.                                                                       27,098              198,280
            Whitbread P.L.C.                                                                     520,965            7,943,848
            Wilson Bowden P.L.C.                                                                 105,900            2,014,911
            Wimpey (George) P.L.C.                                                               446,968            3,047,161
            Wolverhampton & Dudley Breweries P.L.C.                                              107,366            1,877,948
            Woolworths Group P.L.C.                                                            2,125,199            1,807,964
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $395,622,398)                                                                                          537,664,530
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    222,049
                                                                                                           ------------------
   (Cost $218,213)
   TOTAL -- UNITED KINGDOM
     (Cost $395,840,611)                                                                                          537,886,579
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (15.6%)
   COMMON STOCKS -- (15.4%)
        #   Aichi Steel Corp.                                                                    120,000              639,864
            AIOI Insurance Co., Ltd.                                                             928,735            4,099,014
            Aisin Seiki Co., Ltd.                                                                182,500            3,922,135
            Akita Bank, Ltd.                                                                     115,000              450,865
        #   Alpine Electronics, Inc.                                                              36,800              493,856
            Amada Co., Ltd.                                                                      376,000            1,892,739
        #   Anritsu Corp.                                                                         67,000              489,523
            Aoyama Trading Co., Ltd.                                                              47,700            1,177,185
            Asahi Breweries, Ltd.                                                                221,600            2,616,693
            Asatsu-Dk, Inc.                                                                       32,500              948,181
            Autobacs Seven Co., Ltd.                                                              23,700              691,733
            Awa Bank, Ltd.                                                                       196,600            1,196,489
            Bank of Iwate, Ltd.                                                                   15,300              708,959
        #   Bank of Kyoto, Ltd.                                                                  347,400            2,905,585
            Bank of Nagoya, Ltd.                                                                 185,000              954,565
            Canon Sales Co., Inc.                                                                124,900            1,788,562
            Chiba Bank, Ltd.                                                                     941,000            5,972,629
            Chudenko Corp.                                                                        41,100              594,696
            Chugoku Bank, Ltd.                                                                   238,800            2,606,569
            Citizen Watch Co., Ltd.                                                              318,000            2,878,243
            Coca-Cola West Japan Co., Ltd.                                                        58,400            1,453,691
            Comsys Holdings Corp.                                                                 92,000              790,402
            Cosmo Oil Co., Ltd.                                                                  764,000            2,217,655
            Dai Nippon Ink & Chemicals, Inc.                                                     459,000            1,037,281
            Dai Nippon Pharmaceutical Co., Ltd.                                                  106,000            1,019,438
            Dai Nippon Printing Co., Ltd.                                                        784,000           11,698,696
            Daicel Chemical Industries, Ltd.                                                     485,000            2,683,925
            Daido Steel Co., Ltd.                                                                274,000              749,659
            Daishi Bank, Ltd.                                                                    355,000            1,354,819
            Daiwa House Industry Co., Ltd.                                                       663,000            7,115,109
            Denso Corp.                                                                           22,500              537,877
        #   Ebara Corp.                                                                          173,000              769,700
            Ezaki Glico Co., Ltd.                                                                174,600            1,228,722
            Fuji Electric Co., Ltd.                                                              525,780            1,357,224
            Fuji Fire & Marine Insurance Co., Ltd.                                               297,000              967,308
            Fuji Heavy Industries                                                                493,000            2,277,016
            Fuji Oil Co., Ltd.                                                                    55,200              649,009
            Fuji Photo Film Co., Ltd.                                                            563,000           19,770,970
            Fujikura, Ltd.                                                                       241,000            1,080,405
            Fukui Bank, Ltd.                                                                     343,000            1,392,967
        #   Fukuoka Bank, Ltd.                                                                   418,000            2,647,827
            Fukuyama Transporting Co., Ltd.                                                      266,000            1,050,906
            Futaba Corp.                                                                          16,000              374,944
            Futaba Industrial Co., Ltd.                                                           44,100              715,289
            Glory, Ltd.                                                                           46,800              731,875
            Gunma Bank, Ltd.                                                                     323,000            1,689,328
            Gunze, Ltd.                                                                          148,000              645,146

            Hachijuni Bank, Ltd.                                                                 344,000            2,269,157
        *   Hankyu Corp.                                                                         174,000              672,142
            Hanshin Electric Railway Co., Ltd.                                                   216,000              711,083
            Heiwa Corp.                                                                           81,500            1,219,515
            Higo Bank, Ltd.                                                                      308,000            1,941,622
            Hitachi Cable, Ltd.                                                                  236,000              995,854
            Hitachi Maxell, Ltd.                                                                  96,000            1,303,233
            Hitachi Metals, Ltd.                                                                 360,000            2,041,542
            Hitachi, Ltd.                                                                      3,891,000           24,995,057
            Hokkoku Bank, Ltd.                                                                   223,000              989,578
            Hokuetsu Paper Mills, Ltd.                                                           162,000              876,828
            House Foods Corp.                                                                    117,000            1,665,322
            Hyakugo Bank, Ltd.                                                                   258,000            1,475,276
            Hyakujishi Bank, Ltd.                                                                314,000            1,844,631
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                       819,000            1,114,336
        *   Itochu Corp.                                                                         120,000              543,178
            Itoham Foods, Inc.                                                                   132,000              638,519
            Iyo Bank, Ltd.                                                                       204,000            1,488,562
            Japan Airport Terminal Co., Ltd.                                                      33,000              309,897
            Joyo Bank, Ltd.                                                                      545,000            2,549,901
            Juroku Bank, Ltd.                                                                    349,000            1,500,586
            Kagoshima Bank, Ltd.                                                                 132,000              795,400
            Kamigumi Co., Ltd.                                                                   357,000            2,766,866
        #   Kandenko Co., Ltd.                                                                   129,000              683,325
            Katokichi Co., Ltd.                                                                   34,500              650,155
        #   Kawasaki Heavy Industries, Ltd.                                                      910,000            1,369,900
            Kikkoman Corp.                                                                       259,000            2,361,000
            Kinden Corp.                                                                         167,000            1,229,842
            Kirin Brewery Co., Ltd.                                                              752,000            7,200,964
        #   Kissei Pharmaceutical Co., Ltd.                                                       41,000              858,892
            Kobe Steel, Ltd.                                                                   2,632,000            4,005,252
            Koito Manufacturing Co., Ltd.                                                        101,000              832,929
            Kokuyo Co., Ltd.                                                                      81,200              931,741
            Komori Corp.                                                                          47,000              648,548
            Kuraray Co., Ltd.                                                                    332,500            2,736,331
            KYORIN Pharmaceutical Co., Ltd.                                                       52,000              742,348
        #   Makita Corp.                                                                         209,000            3,228,203
            Marubeni Corp.                                                                     1,942,000            5,496,133
            Marui Co., Ltd.                                                                      345,200            4,561,048
            Maruichi Steel Tube, Ltd.                                                            117,000            2,051,704
            Matsushita Electric Industrial Co., Ltd.                                           2,684,135           39,847,476
            Matsushita Electric Works, Ltd.                                                      268,000            2,293,600
            Meiji Seika Kaisha, Ltd. Tokyo                                                       243,000            1,068,514
            Michinoku Bank, Ltd.                                                                  73,000              345,500
            Millea Holdings, Inc.                                                                  1,870           26,342,329
            Mitsubishi Gas Chemical Co., Inc.                                                    305,000            1,442,488
            Mitsubishi Heavy Industries, Ltd.                                                  3,355,000            9,601,127
            Mitsubishi Logistics Corp.                                                           106,000              984,889
            Mitsubishi Materials Corp.                                                           975,000            2,020,966
            Mitsui Chemicals, Inc.                                                               540,800            2,829,991
            Mitsui Engineering and Shipbuilding Co., Ltd.                                        481,000              801,907
            Mitsui Marine & Fire Insurance Co., Ltd.                                           1,564,000           13,746,639
            Mitsumi Electric Co., Ltd.                                                            45,800              505,707
            Mizuho Holdings, Inc.                                                                  1,192            5,173,642

            Morinaga Milk Industry Co., Ltd.                                                     160,000              644,584
            Musashino Bank, Ltd.                                                                  20,000              800,061
            Nagase & Co., Ltd.                                                                    87,000              687,585
            Namco, Ltd.                                                                           11,000              135,028
            Nanto Bank, Ltd.                                                                     317,000            1,532,365
            NGK Insulators, Ltd.                                                                 216,000            1,791,941
            NGK Spark Plug Co., Ltd.                                                             144,000            1,401,487
            Nichicon Corp.                                                                        51,200              633,612
            Nichirei Corp.                                                                       180,000              670,824
        #   Nifco, Inc.                                                                           37,000              567,669
            Nihon Unisys, Ltd.                                                                    69,100              641,335
            Nippon Broadcasting System, Inc.                                                      20,690              978,259
            Nippon Kayaku Co., Ltd.                                                              128,000              699,364
            Nippon Meat Packers, Inc., Osaka                                                     144,000            1,860,776
            Nippon Mitsubishi Oil Corp.                                                        1,871,050           12,279,544
            Nippon Paint Co., Ltd.                                                               167,000              670,721
            Nippon Sheet Glass Co., Ltd.                                                         280,000            1,076,398
        *   Nippon Shinpan Co., Ltd.                                                             191,000              675,452
            Nippon Shokubai Co., Ltd.                                                            163,000            1,338,046
            Nippon Television Network Corp.                                                        9,400            1,358,813
        #   Nishimatsu Construction Co., Ltd.                                                    364,000            1,141,553
            Nishi-Nippon Bank, Ltd.                                                              112,540              485,374
            Nissay Dowa General Insurance Co., Ltd.                                              383,000            1,786,299
            Nisshin Seifun Group, Inc.                                                           148,000            1,622,155
            Nisshin Steel Co., Ltd.                                                              627,000            1,494,189
            Nisshinbo Industries, Inc.                                                           305,000            2,084,653
      # *   Nissho Iwai-Nichmen Holdings Corp.                                                   130,400              547,916
        #   NSK, Ltd.                                                                            319,000            1,481,284
            Obayashi Corp.                                                                       520,000            3,225,959
            Ogaki Kyoritsu Bank, Ltd.                                                             68,000              361,150
            Oji Paper Co., Ltd.                                                                  275,000            1,564,800
            Okumura Corp.                                                                        144,000              793,282
            Onward Kashiyama Co., Ltd.                                                           100,000            1,357,842
            PanaHome Corp.                                                                       106,000              543,820
            Pioneer Electronic Corp.                                                             139,800            2,613,796
            Promise Co., Ltd.                                                                     60,500            4,220,704
            Q.P. Corp.                                                                           109,600              960,526
        #   Rengo Co., Ltd.                                                                      152,000              696,632
        *   Resona Holdings, Inc.                                                              1,873,000            3,307,879
            San In Godo Bank, Ltd.                                                               110,000              882,181
            Sanwa Shutter Corp.                                                                  101,000              563,623
            Sanyo Shinpan Finance Co., Ltd.                                                       19,800            1,273,932
        #   Sapporo Breweries, Ltd.                                                              251,000            1,083,835
            Sapporo Hokuyo Holdings, Inc.                                                            224            1,565,943
            Seino Transportation Co., Ltd.                                                       193,000            1,751,928
            Sekisui Chemical Co., Ltd.                                                           557,000            3,646,982
            Sekisui House, Ltd.                                                                  942,000           10,378,242
            Seventy-seven (77) Bank, Ltd.                                                        241,000            1,567,945
            SFCG Co., Ltd.                                                                         8,010            1,971,516
            Shiga Bank, Ltd.                                                                     272,000            1,484,603
            Shikoku Bank, Ltd.                                                                    72,000              412,853
            Shimachu Co., Ltd.                                                                    36,200              858,825
            Shinko Securities Co., Ltd.                                                          470,000            1,418,171
            Shizuoka Bank, Ltd.                                                                  473,000            4,154,962

            Sumitomo Bakelite Co., Ltd.                                                          105,000              610,069
            Sumitomo Corp.                                                                       471,000            3,964,211
            Sumitomo Electric Industries, Ltd.                                                   472,000            4,934,630
            Sumitomo Forestry Co., Ltd.                                                          139,000            1,217,377
            Sumitomo Metal Industries, Ltd. Osaka                                                592,000              787,024
            Sumitomo Metal Mining Co., Ltd.                                                      313,000            2,340,059
            Sumitomo Osaka Cement Co., Ltd.                                                      269,000              591,633
            Sumitomo Trust & Banking Co., Ltd.                                                    21,000              139,903
            Suzuken Co., Ltd.                                                                     54,000            1,269,287
            Taiheiyo Cement Corp.                                                              1,209,800            3,023,219
            Taisei Corp.                                                                         527,000            2,077,690
            Taiyo Yuden Co., Ltd.                                                                 77,000              782,756
            Takara Standard Co., Ltd.                                                            118,000              696,478
            Takashimaya Co., Ltd.                                                                124,000            1,172,422
            Teijin, Ltd.                                                                         893,000            3,829,691
            Teikoku Oil Co., Ltd.                                                                346,000            1,878,076
            Toda Corp.                                                                           203,000              906,207
            Toho Bank, Ltd.                                                                       97,000              356,918
            Tokai Tokyo Securities Co., Ltd.                                                     155,000              440,169
            Tokuyama Corp.                                                                       248,000            1,417,399
            Tokyo Broadcasting System, Inc.                                                      117,500            1,859,950
            Tokyo Style Co., Ltd.                                                                133,000            1,486,662
            Tokyo Tatemono Co., Ltd.                                                             143,000              920,968
            Toppan Printing Co., Ltd.                                                            441,000            4,576,733
            Toshiba TEC Corp.                                                                    181,000              804,742
            Tostem Inax Holding Corp.                                                            228,000            4,022,909
            Toyo Ink Manufacturing Co., Ltd.                                                     174,000              615,254
            Toyo Seikan Kaisha, Ltd.                                                             287,600            4,687,662
            Toyo Suisan Kaisha, Ltd.                                                              64,000              825,720
            Toyota Auto Body Co., Ltd.                                                            86,000            1,414,103
            Toyota Tsusho Corp.                                                                   79,000            1,188,614
            TV Asahi Corp.                                                                           202              413,308
            UNY Co., Ltd.                                                                        133,000            1,436,923
            Wacoal Corp.                                                                         149,000            1,673,221
            Yamagata Bank, Ltd.                                                                  100,000              468,422
            Yamaguchi Bank, Ltd.                                                                 133,000            1,349,530
            Yamanashi Chuo Bank, Ltd.                                                            119,000              700,781
            Yamatake Corp.                                                                        20,000              210,126
            Yamazaki Baking Co., Ltd.                                                            155,000            1,402,650
            Yokohama Rubber Co., Ltd.                                                            410,000            1,434,541
            York-Benimaru Co., Ltd.                                                               29,300              808,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $443,108,095)                                                                                          464,821,980
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Japanese Yen                                                                                            6,275,105
                                                                                                           ------------------
   (Cost $6,276,971)
   TOTAL -- JAPAN
     (Cost $449,385,066)                                                                                          471,097,085
                                                                                                           ------------------

   FRANCE -- (10.8%)
   COMMON STOCKS -- (10.8%)
            AGF (Assurances Generales de France SA)                                              177,559           12,204,896
            Air France                                                                           192,225            3,639,817
            Air Liquide SA                                                                         9,820            1,671,861
            Arcelor SA                                                                           167,800            3,697,167
            AXA                                                                                1,670,413           39,122,585
            BNP Paribas SA                                                                       902,415           62,745,944
            Bongrain SA                                                                            7,145              484,919
      # *   Business Objects SA                                                                   54,856            1,280,655
        *   Cap Gemini SA                                                                         96,137            3,102,836
      # *   Club Mediterranee SA                                                                   8,962              411,643
            Compagnie de Saint-Gobain                                                            348,170           19,808,301
        #   Compagnie Francaise d'Etudes et de Construction Technip SA                            16,088            2,694,337
            Credit Agricole SA                                                                    27,709              820,511
            Eiffage SA                                                                             6,954              693,811
            Esso SA                                                                                  686              101,897
            Euler-Hermes SA                                                                       10,354              678,291
        *   Eurafrance                                                                            18,000            1,403,840
        #   Faurecia SA                                                                           30,445            2,276,996
        #   Fimalac SA                                                                            46,887            2,125,196
            Generale des Establissements Michelin SA Series B                                    107,620            6,221,184
            Havas SA                                                                             300,744            1,661,907
            Imerys SA                                                                             44,000            3,363,354
            LaFarge SA                                                                           139,696           13,122,402
            LaFarge SA Prime Fidelity                                                             85,542            8,043,508
            Lagardere S.C.A. SA                                                                   10,900              778,878
            Nexans                                                                                 9,618              370,496
            Peugeot SA                                                                           238,144           14,551,758
            Pinault Printemps Redoute SA                                                          67,999            7,065,871
            Rallye SA                                                                             18,020              866,072
        #   Remy Cointreau SA                                                                     56,022            2,073,614
            Renault SA                                                                           207,598           16,996,011
        #   Rexel SA                                                                              10,713              542,322
            SA Des Galeries Lafayette                                                                900              202,478
            Schneider SA                                                                         209,919           14,594,986
            SEB SA Prime Fidelity                                                                  9,900            1,006,552
            Societe BIC SA                                                                        52,288            2,542,068
        #   Societe des Ciments de Francais                                                       35,796            3,142,950
            Societe Generale Paris                                                               293,528           28,347,570
            Sodexho Alliance SA                                                                   14,126              429,816
            Suez (ex Suez Lyonnaise des Eaux)                                                    701,284           16,488,080
            Thomson Multimedia                                                                   179,505            4,311,546
        #   Unibail SA                                                                            34,832            4,955,962
            Valeo SA                                                                              73,528            2,911,246
            Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                     4,504              622,748
        *   Vivendi Universal SA                                                                 403,364           11,886,532
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $220,711,106)                                                                                          326,065,414
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          16,500               18,421
        *   Rallye SA Series B Warrants 11/30/05                                                  18,020                2,383
                                                                                                           ------------------

   TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                                    20,804
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $220,739,693)                                                                                          326,086,218
                                                                                                           ------------------

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Rekapacific Berhad
   (Cost $1,085,853)                                                                             691,000                    0
                                                                                                           ------------------

   GERMANY -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Aachener und Muenchener Beteiligungs AG                                               33,828            2,556,439
            Allianz AG                                                                            11,053            1,381,828
            BASF AG                                                                              386,050           26,064,201
            Bayer AG                                                                             498,853           15,829,617
            Bayerische Motorenwerke AG                                                            23,035              976,317
        *   Bayerische Vereinsbank AG                                                            573,132           12,777,641
            BHW Holding AG                                                                        10,667              144,370
            Bilfinger & Berger Bau AG                                                             23,702              887,947
        *   Commerzbank AG                                                                       408,050            8,157,135
            DaimlerChrysler AG                                                                 1,037,459           46,429,283
            Deutsche Bank AG                                                                     589,811           49,954,035
            E.ON AG                                                                               12,593            1,060,464
            Fraport AG                                                                            68,708            2,676,797
            Fresenius Medical Care AG                                                             27,600            2,160,307
        *   Heidelberger Druckmaschinen AG                                                        46,167            1,578,133
            Heidelberger Zement AG                                                                70,373            3,993,505
            Hochtief AG                                                                           56,150            1,667,607
        *   Hypo Real Estate Holding AG                                                           84,277            3,263,856
            IVG Immobilien AG                                                                     30,276              460,689
            Karstadt Quelle AG                                                                    12,500              128,405
            Linde AG                                                                              77,043            4,733,669
            Merck KGAA                                                                            36,000            2,072,910
        *   MG Technologies AG                                                                   150,773            1,780,689
        #   Preussag AG                                                                          131,223            2,925,027
            Salzgitter AG                                                                         13,041              263,659
            SCA Hygiene Products AG                                                                3,550            1,366,619
            ThyssenKrupp AG                                                                      325,691            7,076,828
            Vattenfall Europe AG                                                                  94,898            3,658,597
            Volkswagen AG                                                                        202,446            9,107,320
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $180,557,681)                                                                                          215,133,894
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Karstadt Quelle AG Rights 12/09/04                                                    12,500               29,737
                                                                                                           ------------------
   (Cost $70,225)
   TOTAL -- GERMANY
     (Cost $180,627,906)                                                                                          215,163,631
                                                                                                           ------------------

   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Baloise-Holding                                                                      214,760            9,027,920
            Bank Sarasin & Cie Series B, Basel                                                       180              299,479
            Banque Cantonale Vaudoise                                                             12,608            1,946,224
            Berner Kantonalbank                                                                   23,400            3,325,566
        *   Ciba Spezialitaetenchemie Holding AG                                                  81,000            5,862,257
            Cie Financiere Richemont AG Series A                                               1,251,000           38,073,212
            Clariant AG                                                                           19,200              298,870
        *   Credit Swisse Group                                                                  806,195           31,473,228
        *   Fischer (Georg) AG, Schaffhausen                                                       1,280              330,452
        #   Givaudan SA                                                                            5,792            3,828,374
            Helvetia Patria Holding                                                                7,696            1,072,659
            Holcim, Ltd.                                                                         199,770           11,440,948
            Jelmoli Holding AG                                                                       500              690,230
            Luzerner Kantonalbank AG                                                              14,627            2,681,791
            Pargesa Holding SA, Geneve                                                             1,935            6,538,318
            PSP Swiss Property AG                                                                109,600            4,681,675
            Rieters Holdings AG                                                                    7,860            2,284,323
            Sig Holding AG                                                                        44,130            9,945,721
        *   Sika Finanz AG, Baar                                                                   3,828            2,261,329
        #   St. Galler Kantonalbank                                                               14,319            3,512,490
        *   Swiss Life AG                                                                        132,137           17,356,050
            Swiss Reinsurance Co., Zurich                                                         82,700            5,524,052
        *   Syngenta AG                                                                          165,100           17,492,792
        #   Unaxis Holding AG                                                                     45,400            4,796,859
        *   Valiant Holding AG                                                                    39,295            3,566,334
            Valora Holding AG                                                                     12,170            2,949,565
        *   Zurich Financial SVCS AG                                                             152,206           23,419,596
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $148,683,401)                                                                                          214,680,314
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                8,116               90,582
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $148,683,401)                                                                                          214,770,896
                                                                                                           ------------------

   AUSTRALIA -- (6.4%)
   COMMON STOCKS -- (6.2%)
            Amcor, Ltd.                                                                          862,273            4,942,349
            AMP, Ltd.                                                                          1,026,661            5,453,050
        #   Ansell, Ltd.                                                                         303,463            2,151,028
            APN News & Media, Ltd.                                                               495,309            1,910,807
            Australand Property Group                                                            292,716              411,887
            AWB, Ltd.                                                                            356,256            1,309,632

            AXA Asia Pacific Holdings, Ltd.                                                    2,837,724            8,777,105
        #   Bluescope Steel, Ltd.                                                              1,252,100            8,134,416
            Boral, Ltd.                                                                          919,617            4,895,282
            Caltex Australia, Ltd.                                                               440,369            3,121,553
            Commonwealth Bank of Australia                                                     1,251,077           30,387,664
            CSR, Ltd.                                                                          1,514,337            3,010,727
            Downer Group, Ltd.                                                                   223,115              772,283
            Futuris Corp., Ltd.                                                                  458,719              748,533
            Insurance Australiz Group, Ltd.                                                    1,466,691            6,613,074
            Lend Lease Corp., Ltd.                                                               568,460            5,344,330
            Lion Nathan, Ltd.                                                                    871,345            5,354,657
            Mayne Group, Ltd.                                                                  1,301,416            4,286,592
        #   Mirvac, Ltd.                                                                       1,185,081            4,330,046
            National Australia Bank, Ltd.                                                      1,252,892           27,239,746
            Onesteel, Ltd.                                                                       446,887              852,312
            Orica, Ltd.                                                                          358,303            5,418,336
            Origin Energy, Ltd.                                                                  694,412            3,776,075
            Paperlinx, Ltd.                                                                      727,704            2,614,992
            Publishing and Broadcasting, Ltd.                                                    405,482            4,895,936
            Quantas Airways, Ltd.                                                              3,393,231            9,378,667
            Rinker Group, Ltd.                                                                 1,155,484            8,572,213
            Santos, Ltd.                                                                         953,246            6,529,804
        #   Seven Network, Ltd.                                                                  383,865            1,866,988
        *   Southcorp, Ltd.                                                                    1,146,542            3,232,560
            Stockland Trust Group                                                                 22,084              100,390
        *   Stockland Trust Group                                                                    783                3,548
            WMC Resources, Ltd.                                                                1,821,249           10,096,940
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $123,337,406)                                                                                          186,533,522
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Australian Dollar                                                                                       6,012,695
                                                                                                           ------------------
   (Cost $6,108,819)
   TOTAL -- AUSTRALIA
     (Cost $129,446,225)                                                                                          192,546,217
                                                                                                           ------------------

   SPAIN -- (4.9%)
   COMMON STOCKS -- (4.9%)
        #   Acerinox SA                                                                          261,360            3,836,009
            Arcelor SA                                                                            30,000              662,119
            Autopistas Concesionaria Espanola SA                                                 496,408           10,306,237
            Banco de Andalucia                                                                       900               84,421
            Banco de Sabadell SA                                                                 154,021            3,458,030
        #   Banco Pastor SA                                                                       59,400            1,939,044
        #   Banco Santander Central Hispanoamerica SA                                          2,754,687           33,045,586
            Cementos Portland SA                                                                  21,016            1,175,481
            Corporacion Mapfre Compania Internacional de Reaseguros SA                           146,555            2,057,465
            Ebro Puleva SA                                                                       120,322            1,549,160
            Endesa SA, Madrid                                                                  1,136,646           24,487,412
            Gas Natural SA, Buenos Aires                                                         121,385            3,474,711
        #   Iberdrola SA                                                                         535,000           12,597,452

            Iberia Lineas Aereas de Espana SA                                                    617,500            2,013,474
            Inmobiliaria Colonial SA ICSA                                                         32,300            1,243,490
        #   Inmobiliaria Urbis SA                                                                 96,328            1,325,041
        #   Metrovacesa SA                                                                        69,066            3,290,079
            Repsol SA                                                                          1,289,224           31,413,737
            Sociedad General de Aguas de Barcelona SA                                            119,484            2,236,550
        #   Sol Melia SA                                                                         157,217            1,474,608
            Union Fenosa SA                                                                      230,000            5,925,764
            Vallehermoso SA                                                                       46,125              705,967
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $99,497,069)                                                                                           148,301,837
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                            119,484               22,232
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $99,497,069)                                                                                           148,324,069
                                                                                                           ------------------

   NETHERLANDS -- (4.2%)
   COMMON STOCKS -- (4.2%)
            ABN AMRO Holding NV                                                                   48,226            1,184,128
            Aegon NV                                                                           1,335,528           16,512,414
            Buhrmann NV                                                                           94,439              843,671
            DSM NV                                                                                99,492            5,992,654
            Hunter Douglas NV                                                                     94,242            4,750,608
            IHC Caland NV                                                                         21,931            1,341,229
            ING Groep NV                                                                       1,856,950           50,968,074
        *   Koninklijke Ahold NV                                                                 713,522            5,243,102
            Koninklijke KPN NV                                                                   778,922            6,757,700
            Koninklijke Nedlloyd NV                                                               12,142              616,114
            Koninklijke Philips Electronics NV                                                   780,482           20,113,730
            NV Holdingsmij de Telegraaf                                                            6,800              161,860
            Oce NV                                                                                60,734              907,927
        *   Versatel Telecom International NV                                                    323,150              858,891
            VNU NV                                                                               380,388           11,476,796
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $89,713,830)                                                                                           127,728,898
                                                                                                           ------------------

   SWEDEN -- (3.7%)
   COMMON STOCKS -- (3.6%)
      # *   Ainax AB                                                                              40,366            1,601,623
            Carbo AB                                                                               2,900               79,805
            Castellum AB                                                                           4,100              142,427
            Electrolux AB Series B                                                               168,300            3,703,241
            Gambro AB Series A                                                                   555,400            7,197,790
            Gambro AB Series B                                                                   216,300            2,715,309
            Holmen AB Series A                                                                     6,300              233,677
            Holmen AB Series B                                                                   155,700            5,437,892

            NCC AB Series B                                                                       59,700              753,603
            Nordic Baltic Holdings AB                                                          1,843,100           18,092,336
            Skandinaviska Enskilda Banken Series A                                               196,000            3,730,512
            Skandinaviska Enskilda Banken Series C                                                 9,800              181,344
            SSAB Swedish Steel Series A                                                          180,800            4,361,398
            SSAB Swedish Steel Series B                                                           60,500            1,433,272
            Svenska Cellulosa AB Series A                                                         19,000              794,428
            Svenska Cellulosa AB Series B                                                        221,100            9,214,003
            Svenska Kullagerfabriken AB Series A                                                  22,650              965,142
            Svenska Kullagerfabriken AB Series B                                                  29,700            1,262,280
            Telia AB                                                                           1,875,000           11,425,027
            Trelleborg AB Series B                                                               160,600            2,658,989
            Volvo AB Series A                                                                    243,200            9,574,994
            Volvo AB Series B                                                                    443,400           18,072,158
            Whilborg Fastigheter AB Class B                                                      173,980            3,457,233
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $70,971,563)                                                                                           107,088,483
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Swedish Krona                                                                                           3,698,511
                                                                                                           ------------------
   (Cost $3,705,806)
   TOTAL -- SWEDEN
     (Cost $74,677,369)                                                                                           110,786,994
                                                                                                           ------------------

   HONG KONG -- (3.2%)
   COMMON STOCKS -- (3.2%)
            Cheung Kong Holdings, Ltd.                                                         1,648,000           15,846,285
            China Overseas Land & Investment, Ltd.                                             1,864,000              442,873
            China Travel International Investment, Ltd.                                          680,000              205,117
            Great Eagle Holdings, Ltd.                                                           175,987              418,358
            Hang Lung Development Co., Ltd.                                                    2,518,000            4,721,136
            Henderson Land Development Co., Ltd.                                                 123,000              638,612
            Hong Kong and Shanghai Hotels, Ltd.                                                  372,000              348,818
            Hopewell Holdings, Ltd.                                                            1,455,000            3,771,769
            Hutchison Whampoa, Ltd.                                                            2,319,000           20,660,149
            Hysan Development Co., Ltd.                                                        2,157,039            4,377,561
            Kerry Properties, Ltd.                                                             2,312,291            4,951,737
            New Asia Realty & Trust Co., Ltd.                                                    140,000               66,640
            New World Development Co., Ltd.                                                    2,625,649            2,946,084
        #   Shanghai Industrial Holdings, Ltd.                                                 1,094,000            2,203,508
        #   Shangri-La Asia, Ltd.                                                              4,190,734            5,359,848
        #   Shun Tak Holdings, Ltd.                                                              134,000              135,857
        #   Sino Land Co., Ltd.                                                                8,041,407            7,689,791
            Tsim Sha Tsui Properties, Ltd.                                                       472,000              661,501
            Wharf Holdings, Ltd.                                                               3,619,214           12,871,190
            Wheelock and Co., Ltd.                                                             3,940,000            6,508,047
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,052,663)                                                                                            94,824,881
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                         203,239
                                                                                                           ------------------
   (Cost $203,299)

   RIGHTS/WARRANTS -- (0.0%)
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        136,000               13,292
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $77,255,962)                                                                                            95,041,412
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   Alitalia Linee Aeree Italiane SpA Series A                                         6,690,000            2,295,497
        *   Banca Antoniana Popolare Veneta SpA                                                   83,000            1,985,205
            Banca Monte Dei Paschi di Siena SpA                                                1,623,479            5,306,690
      # *   Banca Nazionale del Lavoro SpA                                                     2,230,687            5,457,494
        #   Banca Popolare di Lodi Scarl                                                         437,995            4,889,598
            Banca Popolare di Milano                                                             665,400            5,414,145
            Benetton Group SpA                                                                   181,249            2,179,239
        #   Buzzi Unicem SpA                                                                      67,793              950,378
            Caltagirone Editore SpA                                                              222,304            1,889,830
            Capitalia SpA                                                                      2,910,876           11,419,773
            CIR SpA (Cie Industriale Riunite), Torino                                            500,000            1,253,920
        #   Compagnia Assicuratrice Unipol SpA                                                   452,120            2,000,977
      # *   Edison SpA                                                                         1,390,717            2,856,235
            Erg SpA                                                                              197,993            2,203,693
      # *   Fiat SpA                                                                           1,054,970            7,814,046
            Italcementi SpA                                                                      444,060            6,715,735
            Italmobiliare SpA, Milano                                                             33,664            1,949,937
            Manifattura Lane Gaetano Marzotto & Figli SpA                                          5,573               99,295
            Milano Assicurazioni SpA                                                             182,000              917,096
            Pirelli & Co. SpA                                                                  1,486,658            1,891,787
        #   SAI SpA (Sta Assicuratrice Industriale), Torino                                      167,605            4,076,989
            San Paolo-IMI SpA                                                                    121,701            1,670,468
            Societe Cattolica di Assicurazoni Scarl SpA                                            8,800              387,448
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,926,723)                                                                                            75,625,475
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Fiat SpA Warrants 01/31/07                                                            51,693                8,224
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ITALY
     (Cost $69,926,723)                                                                                            75,633,699
                                                                                                           ------------------

   IRELAND -- (1.6%)
   COMMON STOCKS -- (1.6%)
            Allied Irish Banks P.L.C.                                                            144,188            2,798,692
            Bank of Ireland P.L.C.                                                                99,637            1,518,985
            CRH P.L.C.                                                                           545,646           13,761,010
        *   Elan Corp. P.L.C.                                                                    690,634           17,993,169

            Irish Permanent P.L.C.                                                               650,175           11,241,742
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $26,709,697)                                                                                            47,313,598
                                                                                                           ------------------

   FINLAND -- (1.5%)
   COMMON STOCKS -- (1.5%)
            Huhtamaki Van Leer Oyj                                                                 2,300               33,653
      # *   Kemira GrowHow Oyj                                                                    21,542              157,467
            Kemira Oyj                                                                           101,377            1,403,187
            Kesko Oyj                                                                            157,000            3,651,209
            Metso Oyj                                                                            219,166            3,509,431
            M-real Oyj Series B                                                                  253,400            1,651,678
            Okobank Class A                                                                       65,000              903,664
            Outokumpu Oyj Series A                                                               351,300            6,533,481
            Rautaruukki Oyj Series K                                                              12,900              155,654
            Stora Enso Oyj Series R                                                              766,900           12,227,695
            Upm-Kymmene Oyj                                                                      539,400           12,165,996
        #   Wartsila Corp. Oyj Series B                                                           39,600            1,374,564
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $31,526,494)                                                                                            43,767,679
                                                                                                           ------------------

   BELGIUM -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Ackermans & Van Haaren SA                                                              4,187              142,184
            Algemene Mij Voor Nijverheidskredit Almanij                                           94,286            8,460,761
            Banque Nationale de Belgique                                                           1,049            4,441,149
            Bekaert SA                                                                             2,787              218,038
            Cofinimmo SA                                                                           1,108              177,423
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                109,966            8,509,068
            Dexia SA                                                                             191,251            4,080,385
            D'Ieteren SA                                                                             431               81,571
            Groupe Bruxelles Lambert                                                              55,500            4,336,610
        *   ING Bank Belgium NV                                                                      128                    4
            Nationale a Portefeuille                                                               4,029              763,223
            Sofina SA                                                                             10,500              694,874
            Suez (ex Suez Lyonnaise des Eaux)                                                     95,400            2,239,088
            Tessenderlo Chemie                                                                    31,155            1,298,467
            Union Miniere SA                                                                      70,740            6,405,311
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,690,265)                                                                                            41,848,156
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Umicore-Strip VVPR Rights                                                              2,009                  265
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $26,690,265)                                                                                            41,848,421
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   DENMARK -- (1.2%)
   COMMON STOCKS -- (1.2%)
            Carlsberg A.S. Series B                                                               32,525            1,517,604
            Codan A.S.                                                                            57,000            2,919,597
            Danisco A.S.                                                                          56,130            3,423,707
            Danske Bank A.S.                                                                     395,753           11,832,330
      # *   Jyske Bank A.S.                                                                       82,000            2,945,370
            Nordea AB                                                                            475,918            4,667,916
            Rockwool, Ltd.                                                                        31,200            1,502,307
            Sydbank A.S.                                                                           7,120            1,351,873
            Tele Danmark A.S.                                                                    179,750            7,369,301
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,184,424)                                                                                            37,530,005
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                  527
                                                                                                           ------------------
   (Cost $506)
   TOTAL -- DENMARK
     (Cost $23,184,930)                                                                                            37,530,532
                                                                                                           ------------------

   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
            DBS Group Holdings, Ltd.                                                             672,000            6,477,280
            Fraser & Neave, Ltd.                                                                 756,290            6,733,037
            Keppel Corp., Ltd.                                                                   570,000            2,797,082
        #   Neptune Orient Lines, Ltd.                                                           801,000            1,440,753
            Overseas Chinese Banking Corp., Ltd.                                                  94,000              768,699
            Sembcorp Industries, Ltd.                                                          1,700,000            1,505,050
            Singapore Airlines, Ltd.                                                           1,258,000            8,361,262
            Singapore Land, Ltd.                                                                 813,000            2,221,984
            United Overseas Bank, Ltd.                                                            66,000              547,881
            United Overseas Land, Ltd.                                                         1,734,000            2,458,662
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,461,854)                                                                                            33,311,690
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                       1,127,329
                                                                                                           ------------------
   (Cost $1,126,620)
   TOTAL -- SINGAPORE
     (Cost $27,588,474)                                                                                            34,439,019
                                                                                                           ------------------

   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
            Den Norske Bank ASA Series A                                                         759,794            7,170,633
            Norsk Hydro ASA                                                                      200,940           16,466,917
            Norske Skogindustrier ASA Series A                                                   247,500            5,265,472

            Storebrand ASA                                                                       355,300            3,163,737
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,217,193)                                                                                            32,066,759
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                           524,680
                                                                                                           ------------------
   (Cost $525,947)
   TOTAL -- NORWAY
     (Cost $23,743,140)                                                                                            32,591,439
                                                                                                           ------------------

   AUSTRIA -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Bank Austria Creditanstalt AG                                                         45,184            3,847,276
            Bohler Uddeholm AG                                                                     6,402              758,788
            OMV AG                                                                                11,385            3,007,395
        #   Voestalpine AG                                                                        62,211            4,450,174
            Wienerberger AG                                                                       16,123              717,244
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $7,462,154)                                                                                             12,780,877
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                       1,428,405            3,572,420
            Banco Espirito Santo e Comercial de Lisboa                                            86,280            1,526,668
            BPI SGPS SA                                                                          477,999            1,946,299
        #   Cimpor Cimentos de Portugal SA                                                       503,265            2,792,308
            Portucel-Empresa Produtora de Pasta de Papel SA                                    1,442,478            2,938,854
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $10,531,651)                                                                                            12,776,549
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Agricultural Bank of Greece S.A.                                                     123,600            1,011,961
            Alpha Credit Bank                                                                     35,040            1,100,861
            Bank of Greece                                                                         8,520            1,077,870
            Bank of Piraeus S.A.                                                                   4,600               72,272
            Commercial Bank of Greece                                                             44,760            1,364,782
            EFG Eurobank Ergasias S.A.                                                            60,097            1,751,263
            Hellenic Petroleum S.A.                                                              159,140            1,666,698
            Hellenic Tellecommunication Organization Co. S.A.                                    140,460            2,309,191
            National Bank of Greece                                                               20,176              622,832
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $7,215,408)                                                                                             10,977,730
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  99,828              555,368
            Carter Holt Harvey, Ltd.                                                           1,955,577            3,108,333
            Fletcher Building, Ltd.                                                              440,315            1,942,870
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,198,478)                                                                                              5,606,571
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                        624,922
                                                                                                           ------------------
   (Cost $624,200)
   TOTAL -- NEW ZEALAND
     (Cost $4,822,678)                                                                                              6,231,493
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.2%)
   INVESTMENT IN CURRENCY -- (0.2%)
        *   Euro Currency                                                                                           5,870,958
                                                                                                           ------------------
   (Cost $5,800,001)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (7.1%)
            Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
              (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from
              05/15/05 to 02/15/16, valued at $183,600,001) to be repurchased at
              $180,009,800 (Cost $180,000,000) ^                                                 180,000          180,000,000
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07, valued at
              $33,384,773) to be repurchased at $32,928,720 (Cost $32,927,000)                    32,927           32,927,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $212,927,000)                                                                                          212,927,000
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
  (Cost $2,345,081,600)                                                                                   $    3,014,120,993
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                      THE U.S. LARGE       THE DFA
                                                                         CAP VALUE       INTERNATIONAL
                                                                          SERIES         VALUE SERIES
                                                                      ---------------   ---------------
ASSETS:
Investments at Value (including $450,016 and $166,414 of securities
  on loan, respectively)+                                             $     4,386,085   $     3,014,121
Cash                                                                                2                15
Receivables:
  Investment Securities Sold                                                                     39,221
  Dividends, Interest, and Tax Reclaims                                         7,596             5,868
  Securities Lending                                                               20                82
  Fund Shares Sold                                                              4,261             4,249
Prepaid Expenses and Other Assets                                                   2                 1
                                                                      ---------------   ---------------
   Total Assets                                                             4,397,966         3,063,557
                                                                      ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                            469,590           180,000
  Investment Securities Purchased                                               7,933            78,844
  Fund Shares Redeemed                                                              1                19
  Due to Advisor                                                                  318               450
Accrued Expenses and Other Liabilities                                            211               201
                                                                      ---------------   ---------------
  Total Liabilities                                                           478,053           259,514
                                                                      ---------------   ---------------
NET ASSETS                                                            $     3,919,913   $     2,804,043
                                                                      ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE (Unlimited Number of Shares
  Authorized)                                                             211,325,458       174,867,617
                                                                      ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                           $         18.55   $         16.04
                                                                      ===============   ===============
Investments at Cost                                                   $     3,546,521   $     2,345,082
                                                                      ===============   ===============

----------
+ See Note B to Financial Statements.

               See accompanying Notes to the Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                      THE U.S. LARGE       THE DFA
                                                                         CAP VALUE       INTERNATIONAL
                                                                          SERIES         VALUE SERIES
                                                                      ---------------   ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $5,119,
    respectively)                                                     $        48,899   $        52,733
  Interest                                                                        453               318
  Income from Securities Lending                                                  375             2,413
                                                                      ---------------   ---------------
      Total Investment Income                                                  49,727            55,464
                                                                      ---------------   ---------------
EXPENSES
  Investment Advisory Services                                                  3,190             4,209
  Accounting & Transfer Agent Fees                                                952             1,022
  Custodian Fees                                                                  303               570
  Legal Fees                                                                       21                20
  Audit Fees                                                                       47                28
  Shareholders' Reports                                                            43                14
  Trustees' Fees and Expenses                                                      27                 9
  Other                                                                            51                67
                                                                      ---------------   ---------------
      Total Expenses                                                            4,634             5,939
                                                                      ---------------   ---------------
  NET INVESTMENT INCOME (LOSS)                                                 45,093            49,525
                                                                      ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold                       84,609           115,062
  Net Realized Gain (Loss) on Foreign Currency Transactions                        --              (332)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                496,658           436,284
    Translation of Foreign Currency Denominated Amounts                            --               162
                                                                      ---------------   ---------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY               581,267           551,176
                                                                      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $       626,360   $       600,701
                                                                      ===============   ===============

               See accompanying Notes to the Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            THE U.S. LARGE CAP             THE DFA INTERNATIONAL
                                                               VALUE SERIES                     VALUE SERIES
                                                     ------------------------------    ------------------------------
                                                        YEAR              YEAR             YEAR             YEAR
                                                        ENDED             ENDED            ENDED            ENDED
                                                       NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,
                                                         2004              2003             2004             2003
                                                     -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)                        $      45,093    $      31,384    $      49,525    $      31,730
 Net Realized Gain (Loss) on
   Investment Securities Sold                               84,609          (48,309)         115,062           (3,540)
 Net Realized Gain (Loss) on
   Foreign Currency Transactions                                --               --             (332)             205
 Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
      Foreign Currency                                     496,658          415,785          436,284          379,196
   Translation of Foreign Currency
      Denominated Amounts                                       --               --              162              114
                                                     -------------    -------------    -------------    -------------
 Net Increase (Decrease) in Net Assets
   Resulting from Operations                               626,360          398,860          600,701          407,705
                                                     -------------    -------------    -------------    -------------
Distributions From:
 Net Investment Income                                     (33,641)         (31,464)         (44,310)         (30,082)
 Net Long-Term Gains                                            --               --               --           (1,177)
                                                     -------------    -------------    -------------    -------------
   Total Distributions                                     (33,641)         (31,464)         (44,310)         (31,259)
                                                     -------------    -------------    -------------    -------------
Capital Share Transactions (1):
 Shares Issued                                             857,913          495,839          728,312          542,740
 Shares Issued in Lieu of Cash
   Distributions                                            32,697           31,027           42,852           31,258
 Shares Redeemed                                           (74,078)        (121,409)        (128,290)        (471,133)
                                                     -------------    -------------    -------------    -------------
 Net Increase (Decrease) from
   Capital Share Transactions                              816,532          405,457          642,874          102,865
                                                     -------------    -------------    -------------    -------------
   Total Increase (Decrease)                             1,409,251          772,853        1,199,265          479,311

NET ASSETS
 Beginning of Period                                     2,510,662        1,737,809        1,604,778        1,125,467
                                                     -------------    -------------    -------------    -------------
 End of Period                                       $   3,919,913    $   2,510,662    $   2,804,043    $   1,604,778
                                                     =============    =============    =============    =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                           50,791           36,572           51,724           53,795
    Shares Issued in Lieu of Cash
      Distributions                                          1,939            2,270            3,072            2,986
    Shares Redeemed                                         (4,363)          (9,461)          (9,358)         (47,941)
                                                     -------------    -------------    -------------    -------------
                                                            48,367           29,381           45,438            8,840
                                                     =============    =============    =============    =============

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR             YEAR             YEAR             YEAR             YEAR
                                                     ENDED            ENDED            ENDED            ENDED            ENDED
                                                    NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                      2004             2003             2002             2001             2000
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period              $      15.41     $      13.01     $      14.44     $      14.71     $      17.79
                                                  ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.23             0.21             0.20             0.25             0.33
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                     3.09             2.41            (1.43)            1.25             0.04
                                                  ------------     ------------     ------------     ------------     ------------
      Total from Investment Operations                    3.32             2.62            (1.23)            1.50             0.37
                                                  ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                                 (0.18)           (0.22)           (0.20)           (0.27)           (0.32)
   Net Realized Gains                                       --               --               --            (1.50)           (3.13)
                                                  ------------     ------------     ------------     ------------     ------------
      Total Distributions                                (0.18)           (0.22)           (0.20)           (1.77)           (3.45)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                    $      18.55     $      15.41     $      13.01     $      14.44     $      14.71
                                                  ============     ============     ============     ============     ============
Total Return                                             21.68%           20.34%           (8.64)%          10.97%            3.06%

Net Assets, End of Period (thousands)             $  3,919,913     $  2,510,662     $  1,737,809     $  1,637,083     $  1,735,343
Ratio of Expenses to Average Net Assets                   0.15%            0.15%            0.15%            0.15%            0.16%
Ratio of Net Investment Income to Average Net
   Assets                                                 1.41%            1.62%            1.49%            1.66%            2.20%
Portfolio Turnover Rate                                      7%               7%               9%               6%              26%

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR             YEAR            YEAR              YEAR             YEAR
                                                     ENDED            ENDED           ENDED             ENDED            ENDED
                                                    NOV. 30,         NOV. 30,        NOV. 30,          NOV. 30,         NOV. 30,
                                                      2004             2003            2002              2001             2000
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period              $      12.40     $       9.33     $      10.15     $      12.07     $      13.18
                                                  ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.33             0.27             0.24             0.27             0.27
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                     3.61             3.06            (0.78)           (1.49)           (0.31)
                                                  ------------     ------------     ------------     ------------     ------------
      Total from Investment Operations                    3.94             3.33            (0.54)           (1.22)           (0.04)
                                                  ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                                 (0.30)           (0.25)           (0.25)           (0.27)           (0.26)
   Net Realized Gains                                       --            (0.01)           (0.03)           (0.43)           (0.81)
                                                  ------------     ------------     ------------     ------------     ------------
      Total Distributions                                (0.30)           (0.26)           (0.28)           (0.70)           (1.07)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                    $      16.04     $      12.40     $       9.33     $      10.15     $      12.07
                                                  ============     ============     ============     ============     ============
Total Return                                             32.15%           36.24%           (5.53)%         (10.75)%          (0.51)%

Net Assets, End of Period (thousands)             $  2,804,043     $  1,604,778     $  1,125,467     $  1,208,100     $  1,553,481
Ratio of Expenses to Average Net Assets                   0.28%            0.30%            0.30%            0.29%            0.29%
Ratio of Net Investment Income to Average Net
   Assets                                                 2.35%            2.61%            2.36%            2.32%            2.13%
Portfolio Turnover Rate                                     15%              14%              18%               6%               9%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which two (the "Series") are presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The DFA International Value Series (the "Fund") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE.) For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     5. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

               The U.S. Large Cap Value Series                       $    52,268
               The DFA International Value Series                         33,960

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                      PURCHASES         SALES
                                                     ------------     ----------
The U.S. Large Cap Value Series                      $  1,043,610     $  211,695
The DFA International Value Series                        966,299        308,148

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

F. FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain or accumulated net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on the sale of securities deemed to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                                                                                            INCREASE
                                                                   INCREASE                (DECREASE)
                                             INCREASE             (DECREASE)               ACCUMULATED
                                            (DECREASE)            ACCUMULATED            NET INVESTMENT
                                          PAID-IN CAPITAL     NET REALIZED GAINS             INCOME
                                          ---------------     ------------------         --------------
The DFA International Value Series                     --     $          (11,672)        $       11,672

     These reclassifications had no effect on net assets or net asset value per share.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                ORDINARY
                                                 INCOME
                                             AND SHORT-TERM          LONG-TERM
                                              CAPITAL GAINS        CAPITAL GAINS         TOTAL
                                             --------------        -------------       ----------
The U.S. Large Cap Value Series
2004                                         $       33,641                   --       $   33,641
2003                                                 31,464                   --           31,464
The DFA International Value Series
2004                                                 44,310                   --           44,310
2003                                                 30,082        $       1,177           31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                               TOTAL NET
                                                                             DISTRIBUTABLE
                                         UNDISTRIBUTED      UNDISTRIBUTED      EARNINGS
                                         NET INVESTMENT       LONG-TERM      (ACCUMULATED
                                            INCOME          CAPITAL GAINS        LOSS)
                                         --------------     -------------    -------------
The U.S. Large Cap Value Series          $       13,203     $       3,947    $      17,150
The DFA International Value Series               22,727           104,819          127,546

     During the year ended November 30, 2004, the following Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

               The U.S. Large Cap Value Series                    $   80,662,000
               The DFA International Value Series                      3,507,000

     Certain of The DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, The DFA International Value Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Series, at November 30, 2004 were as follows (amount in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                            FEDERAL       UNREALIZED     UNREALIZED    APPRECIATION/
                                           TAX COST      APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                         ------------    ------------   ------------  --------------
The U.S. Large Cap Value Series          $  3,546,521    $  1,009,036   $   (169,472)    $   839,564
The DFA International Value Series          2,355,353         738,191        (79,423)        658,768

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Series during the year ended November 30, 2004.

     The Trust together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit by the Series during the year ended November 30, 2004.

H. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                       ACCUMULATED                   UNREALIZED                     ACCUMULATED
                                           NET                      NET REALIZED    APPRECIATION    NET FOREIGN
                                       INVESTMENT     ACCUMULATED      FOREIGN     (DEPRECIATION)    EXCHANGE
                           PAID-IN       INCOME      NET REALIZED     EXCHANGE      OF INVESTMENT      GAIN         TOTAL NET
                           CAPITAL       (LOSS)       GAIN (LOSS)    GAIN (LOSS)     SECURITIES       (LOSS)          ASSETS
                         ------------  -----------   ------------   ------------   --------------   -----------   --------------
The U.S. Large Cap
  Value Series           $  3,063,388  $    13,157   $      3,803             --   $      839,565            --   $    3,919,913
The DFA International
  Value Series              2,017,396        6,191        111,387   $        362          669,039   $      (332)       2,804,043

I. SECURITIES LENDING:

     As of November 30, 2004, the Series' portfolios had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Trust in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Series. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments (for The U.S. Large Cap Value Series) and the summary schedule of portfolio holdings (for The DFA International Value Series), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS            LENGTH OF SERVICE              OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      DFAITC - since 1993     75 portfolios in 4         Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG       DFAIDG - since 1983     investment companies       of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of     DFAITC - since 1993     75 portfolios in 4         Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.          DFAIDG - since 1986     investment companies       Professor of Economics, Graduate School of
Trustee of DFAITC.            DIG - since 1993 DEM                               Business, University of Chicago. Senior
1101 E. 58th Street           - since 1993                                       Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                           President, Cardean University (division of
                                                                                 UNext.com). Member of the Boards of Milwaukee
                                                                                 Mutual Insurance Company and UNext.com. Formerly,
                                                                                 Trustee, First Prairie Funds (registered
                                                                                 investment company). Trustee, Harbor Fund
                                                                                 (registered investment company) (13 Portfolios).

    NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993     75 portfolios in 4         Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies       Management. Director, BIRR Portfolio Analysis,
and DEM.                      DIG - since 1993                                   Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.            DEM - since 1993                                   Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                        publishing and consulting). Partner, Zebra Capital
P.O. Box 208200                                                                  Management, LLC (hedge fund manager). Formerly,
New Haven, CT                                                                    Director, Hospital Fund, Inc. (investment
06520-8200                                                                       management services).
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003    75 portfolios in 4         John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003    investment companies       Graduate School of Business Administration,
and DEM.                      DFA DIG - since 2003                               Harvard University (since 1998). George Fisher
Trustee of DFAITC.            DEM - since 2003                                   Baker Professor of Business Administration,
Harvard Business School                                                          Graduate School of Business Administration,
397 Morgan Hall                                                                  Harvard University (1988-1998), Co-founder, Chief
Soldiers Field                                                                   Science Officer, Integrated Finance Limited (since
Boston, MA 02163                                                                 2002). Director, MF Risk, Inc. (risk managemetnt
Date of Birth: 7/31/44                                                           software) (since 2001). Director, Peninsula
                                                                                 Banking Group (bank) (since 2003). Director,
                                                                                 Community First Financial Group (bank holding
                                                                                 company) (since 2003). Formerly, Co-Founder and
                                                                                 Principal, Long-Term Capital Management. Director,
                                                                                 Vical Incorporated (biopharamceutical product
                                                                                 development).

Myron S. Scholes              DFAITC - since 1993     75 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies       Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                   Capital Management (private equity firm).
Trustee of DFAITC.            DEM - since 1993                                   Chairman, Oak Hill Platinum Partners (hedge fund).
Oak Hill Capital                                                                 Director, Chicago Mercantile Exchange. Consultant,
Management, Inc.                                                                 Arbor Investors. Formerly, Director, Smith Breeden
2775 Sand Hill Rd.                                                               Family of Funds. Director, American Century Fund
Suite 220                                                                        Complex (registered investment companies) (38
Menlo Park, CA 94025                                                             Portfolios); and Director, Chicago Mercantile
Date of Birth: 7/01/41                                                           Exchange Holdings Inc..

Abbie J. Smith                DFAITC - since 2000     75 portfolios in 4         Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000     investment companies       Graduate School of Business, University of
and DEM.                      DIG - since 2000                                   Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.            DEM - since 2000                                   Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                      Industries Inc. (office furniture) and Director,
University of Chicago                                                            Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**
-----------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAITC - since 1993     75 portfolios in 4         Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981     investment companies       Investment Officer and President of Dimensional
Executive Officer, Chief      DIG - since 1992                                   Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and        DEM - since 1993                                   DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG                                                         Officer, Chief Investment Officer and President of
and DEM. Chairman,                                                               DFAITC. Director of Dimensional Fund Advisors Ltd.
Trustee, Chief Executive                                                         and formerly Chief Investment Officer. Director,
Officer, Chief Investment                                                        Chief Investment Officer and President of DFA
Officer and President of                                                         Australia Ltd. Formerly, Director of Dimensional
DFAITC.                                                                          Funds PLC. Chairman, Director, Chief Executive
1299 Ocean Avenue                                                                Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                           Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                          Investment Officer positions held starting
                                                                                 1/1/2003 except for Dimensional Fund Advisors
                                                                                 Canada Inc., which was from 6/17/2003.)

                                                                                 Limited Partner, Oak Hill Partners. Director,
                                                                                 University of Chicago Business School. Formerly,
                                                                                 Director, SA Funds (registered investment
                                                                                 company). Formerly Director, Assante Corporation
                                                                                 (investment management) (until 2002).

    NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993     75 portfolios in 4         Chairman and Director (and prior to 1/1/2003,
Chairman and Director of      DFAIDG - since 1981     investment companies       Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.          DIG - since 1992                                   Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of       DEM - since 1993                                   and DEM. Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                          Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                                formerly President of Dimensional Fund Advisors
Santa Monica, CA 90401                                                           Ltd. Director (and prior to 1/1/2003, Chief
Date of Birth: 9/07/44                                                           Investment Officer) of DFA Australia Ltd. Director
                                                                                 of Dimensional Funds PLC and Dimensional Fund
                                                                                 Advisors Canada Inc.

                                                                                 Trustee, St. Louis University. Life Trustee and
                                                                                 Member of Investment Committee, DePaul University.
                                                                                 Director, The German St. Vincent Orphan Home.
                                                                                 Member of Investment Committee, Archdiocese of
                                                                                 St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                           TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
              AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                             OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                              Since 1993         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                              Since 2001         Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                                     DFA Australia Limited, Dimensional Fund Advisors Ltd., and since
Secretary                                                        June 2003, Dimensional Fund Advisors Canada Inc. Prior to April
Date of Birth: 1/24/67                                           2001, legal counsel for Dimensional (since March 2000). Associate,
                                                                 Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                              Since 2004         Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                                   Portfolio Manager of Dimensional. Formerly, Graduate Student at
Date of Birth: 8/20/72                                           the University of Chicago (Septempter 2000 to March 2001); and
                                                                 Associate of US Bancorp Piper Jaffrey (September 1999 to Spetember
                                                                 2000).

Truman A. Clark                               Since 1996         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                        Since 2004         Vice President of all the DFA Entities. Formerly, Senior
Vice President                                                   Compliance Officer, INVESCO Institutional, Inc. and its affiliates
Date of Birth: 12/21/65                                          (August 2000 to January 2004); Brach Chief, Investment Company and
                                                                 Invesment Advisor Inspections, Securities and Exchange Commission
                                                                 (April 1994 to August 2000).

                                           TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
              AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
James L. Davis                                Since 1999         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/29/56                                          Formerly at Kansas State University, Arthur Andersen & Co., and
                                                                 Phillips Petroleum Co.

Robert T. Deere                               Since 1994         Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                                   Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                            Since 2001         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited. Prior to April 2001, marketing
Date of Birth: 3/18/70                                           supervisor and marketing coordinator for Dimensional.

Richard A. Eustice                            Since 1998         Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                     DFA Australia Limited. Formerly, Vice President of Dimensional
Secretary                                                        Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                           Since 1993         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                             Since 2001         Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                                   Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                               Since 2004         Vice President of all DFA Entities. Prior to April 2004,
Vice President                                                   institutional client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                           Since 2004         Vice President of all DFA Entities. Prior to April 2004,
Vice President                                                   institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                                Since 2001         Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                                   Associate Dean of the Leventhal School of Accounting (September
Date of Birth: 11/24/61                                          1998 to August 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the University of
                                                                 Southern California Marshall School of Business.

Henry F. Gray                                 Since 2000         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                          Since 1997         Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                                   Entities, DFA Australia Limited, and Dimensional Fund Advisors
Assistant Treasurer                                              Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors
Date of Birth: 1/22/61                                           Ltd..

Christine W. Ho                               Since 2004         Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                                   Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                                  Since 2004         Vice President of all DFA Entities. Prior to April 2004, counsel
Vice President                                                   of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher
Date of Birth: 11/8/73                                           LLP (September 1997 to August 2001).

Patrick Keating                               Since 2003         Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                   Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                          Executive Officer, Assante Asset Management, Inc. (October 2000 to
                                                                 December 2002); Director, Assante Capital Management (October 2000
                                                                 to December 2002); President and Chief Executive Officer, Assante
                                                                 Capital Management (October 2000 to April 2001); Executive Vice
                                                                 President, Assante Corporation (May 2001 to December 2002);
                                                                 Director, Assante Asset Management Ltd. (September 1997 to
                                                                 December 2002); President and Chief Executive Officer, Assante
                                                                 Asset Management Ltd. (September 1998 to May 2001); Executive Vice
                                                                 President, Loring Ward (financial services company) (January 1996 to September 1998).

                                           TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
              AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                            Since 2004         Vice President of all the DFA Entities. From April 2001 to April
Vice President                                                   2004, Portfolio Manager for Dimensional. Formerly, a trader at
Date of Birth: 11/7/71                                           Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                                 Management Company).

Heather H. Mathews                            Since 2004         Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                   Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                          Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                                  Since 2003         Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                                   Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                            Associates (investment consulting firm) (December 2000 to June
                                                                 2002); and President, Kobe Investment Research (August 1999 to
                                                                 November 2000).

Catherine L. Newell                         Vice President       Vice President and Secretary of all the DFA Entities. Vice
Vice President and Secretary                  since 1997         President and Assistant Secretary of DFA Australia Limited (since
Date of Birth: 5/7/64                        and Secretary       February 2002, April 1997 and May 2002, respectively). Vice
                                              since 2000         President and Secretary of Dimensional Fund Advisors Canada Inc.
                                                                 (since June 2003). Director, Dimensional Funds plc (since January
                                                                 2002). Formerly, Assistant Secretary of all DFA Entities and
                                                                 Dimensional Fund Advisors Ltd.

David A. Plecha                               Since 1993         Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                   Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                            Since 2002         Vice President of all the DFA Entities. Formerly, Research
Vice President                                                   Associate for Dimensional (June 2000 to April 2002). Formerly,
Date of Birth: 1/28/67                                           Research Scientist (August 1998 to June 2000), California
                                                                 Institute of Technology.

Michael T. Scardina                           Since 1993         Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial                                  DFA Entities, DFA Australia Limited and Dimensional Fund Advisors
Officer and Treasurer                                            Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.
Date of Birth: 10/12/55                                          Director, Dimensional Fund Advisors Ltd. (since February 2002) and
                                                                 Dimensional Funds, plc (January 2002).

David E. Schneider                            Since 2001         Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                                   Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                             Since 2001         Vice President of all the DFA Entities. Director, Dimensional Fund
Vice President                                                   Advisors Ltd. Formerly, Vice President of DFA Australia Limited.
Santa Monica, CA                                                 Formerly, Director of Dimensional Funds plc. Formerly, Managing
Date of Birth: 8/24/54                                           Principal, Payden & Rygel Investment Counsel (April 1998 to
                                                                 December 2000).

Jeanne C. Sinquefield, Ph.D.*                 Since 1988         Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                         Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                                 Dimensional Fund Advisors Ltd. (since January 2003) and
Date of Birth: 12/2/46                                           Dimensional Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                                Since 2004         Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                   Portfolio Manager of Dimensional. Formerly, Principal of
Date of Birth: 5/26/56                                           William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                                Since 2000         Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                                   Portfolio Manager of Dimensional. Formerly, Vice President of DFA
Santa Monica, CA                                                 Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                            Since 2004         Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                   institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                           TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
              AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                            Since 2004         Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                   Advisors Canada Inc. (since June 2003). Prior to April 2002,
Date of Birth: 3/25/73                                           Regional Director of Dimensional. Formerly, Vice President and
                                                                 General Manager of Assante Global Advisors (July 2000 to April
                                                                 2002); Vice President of Assante Asset Management Inc. (March 2000
                                                                 to July 2000); and Private Client Manager at Loring Ward
                                                                 Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                               Since 1997         Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                   Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Santa Monica, CA                                                 Fund Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                              Since 2004         Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                   institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                          Since 1997         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                             Since 2001         Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                                   Financial Advisors Services of Dimensional. Director of
Santa Monica, CA                                                 Dimensional Fund Advisors Ltd. (since October 2003) and President
Date of Birth: 3/3/45                                            of Dimensional Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        Dimensional Investment Group Inc.

                             Global Equity Portfolio
                             Global 60/40 Portfolio
                             Global 25/75 Portfolio

                                 Class R Shares
                           Institutional Class Shares

                                  Annual Report


                         Period Ended November 30, 2004

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                               --------
DIMENSIONAL INVESTMENT GROUP INC.
      Performance Charts                                                              1
      Management's Discussion and Analysis                                            3
      Disclosure of Fund Expenses                                                     6
      Schedules of Investments                                                        8
         Global Equity Portfolio                                                      8
         Global 60/40 Portfolio                                                       9
         Global 25/75 Portfolio                                                      11
      Statements of Assets and Liabilities                                           13
      Statements of Operations                                                       14
      Statements of Changes in Net Assets                                            15
      Financial Highlights                                                           16
      Notes to Financial Statements                                                  18
      Report of Independent Registered Certified Public Accounting Firm              24

THE DFA INVESTMENT TRUST COMPANY
      Performance Charts                                                             25
      Disclosure of Fund Expenses                                                    30
      Disclosure of Portfolio Holdings                                               32
      Schedules of Investments                                                       36
         The U.S. Large Company Series                                               36
         The U.S. Large Cap Value Series                                             41
         The U.S. Small Cap Series                                                   44
         The DFA International Value Series                                          71
         The Japanese Small Company Series                                           77
         The Pacific Rim Small Company Series                                        88
         The United Kingdom Small Company Series                                     91
         The Continental Small Company Series                                        97
         The Emerging Markets Series                                                102
         The Emerging Markets Small Cap Series                                      106
         The DFA Two-Year Global Fixed Income Series                                110
      Statements of Assets and Liabilities                                          112
      Statements of Operations                                                      114
      Statements of Changes in Net Assets                                           117
      Financial Highlights                                                          120
      Notes to Financial Statements                                                 126
      Report of Independent Registered Certified Public Accounting Firm             134

DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts                                                            135
      Management's Discussion and Analysis                                          136
      Disclosure of Fund Expenses                                                   140
      Disclosure of Portfolio Holdings                                              141

                                                                                 PAGE
                                                                               --------
      Schedules of Investments                                                      143
         DFA Real Estate Securities Portfolio                                       143
         Large Cap International Portfolio                                          145
         DFA Five-Year Global Fixed Income Portfolio                                150
      Statements of Assets and Liabilities                                          152
      Statements of Operations                                                      153
      Statements of Changes in Net Assets                                           154
      Financial Highlights                                                          155
      Notes to Financial Statements                                                 157
      Report of Independent Registered Certified Public Accounting Firm             163

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
      Performance Charts                                                            164
      Management's Discussion and Analysis                                          165
      Disclosure of Fund Expenses                                                   167
      Disclosure of Portfolio Holdings                                              168
      Summary Schedule of Portfolio Holdings                                        169
      Statement of Assets and Liabilities                                           174
      Statement of Operations                                                       175
      Statements of Changes in Net Assets                                           176
      Financial Highlights                                                          177
      Notes to Financial Statements                                                 178
      Report of Independent Registered Certified Public Accounting Firm             182

FUND MANAGEMENT                                                                     183

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                         189

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

DFA GLOBAL EQUITY PORTFOLIO CLASS R VS.
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                DFA GLOBAL EQUITY       MSCI WORLD INDEX
                PORTFOLIO CLASS R       (NET DIVIDENDS)
12/24/2003         $    10,000            $    10,000
12/31/2003         $    10,180            $    10,196
 1/31/2004         $    10,410            $    10,359
 2/29/2004         $    10,640            $    10,533
 3/31/2004         $    10,676            $    10,463
 4/30/2004         $    10,366            $    10,248
 5/31/2004         $    10,446            $    10,342
 6/30/2004         $    10,768            $    10,554
 7/31/2004         $    10,356            $    10,210
 8/31/2004         $    10,396            $    10,254
 9/30/2004         $    10,692            $    10,448
10/31/2004         $    10,913            $    10,704
11/30/2004         $    11,618            $    11,266

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                          16.18%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International.

[CHART]

DFA GLOBAL 60/40 PORTFOLIO CLASS R VS.
LEHMAN AGGREGATE INDEX,
MSCI WORLD INDEX (NET DIVIDENDS) AND
GLOBAL 60/40 COMPOSITE INDEX (MSCI/LEHMAN)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                DFA GLOBAL 60/40      MSCI WORLD INDEX            LEHMAN            GLOBAL 60/40 COMPOSITE
                PORTFOLIO CLASS R     (NET DIVIDENDS)         AGGREGATE INDEX         INDEX (MSCI/LEHMAN)
12/24/2003          $   10,000           $   10,000             $   10,000                 $   10,000
12/31/2003          $   10,110           $   10,196             $    9,994                 $   10,115
 1/31/2004          $   10,190           $   10,359             $   10,074                 $   10,245
 2/29/2004          $   10,350           $   10,533             $   10,183                 $   10,392
 3/31/2004          $   10,398           $   10,463             $   10,259                 $   10,382
 4/30/2004          $   10,137           $   10,248             $    9,992                 $   10,146
 5/31/2004          $   10,167           $   10,342             $    9,952                 $   10,185
 6/30/2004          $   10,370           $   10,554             $   10,008                 $   10,334
 7/31/2004          $   10,159           $   10,210             $   10,107                 $   10,172
 8/31/2004          $   10,239           $   10,254             $   10,300                 $   10,277
 9/30/2004          $   10,414           $   10,448             $   10,328                 $   10,404
10/31/2004          $   10,555           $   10,704             $   10,415                 $   10,592
11/30/2004          $   10,928           $   11,266             $   10,332                 $   10,892

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                             9.29%

- THE GLOBAL 60/40 COMPOSITE INDEX (MSCI/LEHMAN) IS AN UNMANAGED HYPOTHETICAL INDEX COMPOSED OF 60% MSCI WORLD INDEX (NET DIVIDENDS) AND 40% LEHMAN AGGREGATE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International. Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA GLOBAL 25/75 PORTFOLIO CLASS R VS.
GLOBAL 25/75 COMPOSITE INDEX (MSCI/LEHMAN),
LEHMAN AGGREGATE INDEX AND
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                    GLOBAL 25/75
                            DFA GLOBAL 25/75       COMPOSITE INDEX          LEHMAN      MSCI WORLD INDEX
                            PORTFOLIO CLASS R       (MSCI/LEHMAN)      AGGREGATE INDEX   (NET DIVIDENDS)
12/24/2003                     $       10,000      $        10,000     $        10,000  $         10,000
12/31/2003                     $       10,040      $        10,044     $         9,994  $         10,196
 1/31/2004                     $       10,130      $        10,145     $        10,074  $         10,359
 2/29/2004                     $       10,240      $        10,270     $        10,183  $         10,533
 3/31/2004                     $       10,292      $        10,310     $        10,259  $         10,463
 4/30/2004                     $       10,062      $        10,056     $         9,992  $         10,248
 5/31/2004                     $       10,062      $        10,049     $         9,952  $         10,342
 6/30/2004                     $       10,150      $        10,143     $        10,008  $         10,554
 7/31/2004                     $       10,090      $        10,136     $        10,107  $         10,210
 8/31/2004                     $       10,191      $        10,292     $        10,300  $         10,254
 9/30/2004                     $       10,262      $        10,362     $        10,328  $         10,448
10/31/2004                     $       10,353      $        10,490     $        10,415  $         10,704
11/30/2004                     $       10,444      $        10,565     $        10,332  $         11,266

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                             4.44%

- THE GLOBAL 25/75 COMPOSITE INDEX (MSCI/LEHMAN) IS AN UNMANAGED HYPOTHETICAL INDEX COMPOSED OF 25% MSCI WORLD INDEX (NET DIVIDENDS) AND 75% LEHMAN AGGREGATE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International. Lehman Aggregate Index courtesy of Lehman Brothers, INC.

[CHART]

DFA GLOBAL EQUITY PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                    DFA GLOBAL EQUITY PORTFOLIO     MSCI WORLD INDEX
                    INSTITUTIONAL CLASS             (NET DIVIDENDS)
12/24/2003                  $      10,000             $    10,000
12/31/2003                  $      10,180             $    10,196
 1/31/2004                  $      10,420             $    10,359
 2/29/2004                  $      10,640             $    10,533
 3/31/2004                  $      10,677             $    10,463
 4/30/2004                  $      10,377             $    10,248
 5/31/2004                  $      10,447             $    10,342
 6/30/2004                  $      10,781             $    10,554
 7/31/2004                  $      10,369             $    10,210
 8/31/2004                  $      10,409             $    10,254
 9/30/2004                  $      10,709             $    10,448
10/31/2004                  $      10,941             $    10,704
11/30/2004                  $      11,646             $    11,266

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                            16.46%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International.

[CHART]

DFA GLOBAL 60/40 PORTFOLIO INSTITUTIONAL CLASS VS.
LEHMAN AGGREGATE INDEX,
GLOBAL 60/40 COMPOSITE INDEX (MSCI/LEHMAN) AND
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                                          GLOBAL 60/40
                   DFA GLOBAL 60/40 PORTFOLIO                            COMPOSITE INDEX   MSCI WORLD INDEX
                      INSTITUTIONAL CLASS       LEHMAN AGGREGATE INDEX    (MSCI/LEHMAN)     (NET DIVIDENDS)
12/24/2003                     $       10,000           $       10,000   $        10,000   $         10,000
12/31/2003                     $       10,110           $        9,994   $        10,115   $         10,196
 1/31/2004                     $       10,190           $       10,074   $        10,245   $         10,359
 2/29/2004                     $       10,350           $       10,183   $        10,392   $         10,533
 3/31/2004                     $       10,399           $       10,259   $        10,382   $         10,463
 4/30/2004                     $       10,138           $        9,992   $        10,146   $         10,248
 5/31/2004                     $       10,178           $        9,952   $        10,185   $         10,342
 6/30/2004                     $       10,376           $       10,008   $        10,334   $         10,554
 7/31/2004                     $       10,155           $       10,107   $        10,172   $         10,210
 8/31/2004                     $       10,235           $       10,300   $        10,277   $         10,254
 9/30/2004                     $       10,416           $       10,328   $        10,404   $         10,448
10/31/2004                     $       10,557           $       10,415   $        10,592   $         10,704
11/30/2004                     $       10,941           $       10,332   $        10,892   $         11,266

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                             9.41%

- THE GLOBAL 60/40 COMPOSITE INDEX (MSCI/LEHMAN) IS AN UNMANAGED HYPOTHETICAL INDEX COMPOSED OF 60% MSCI WORLD INDEX (NET DIVIDENDS) AND 40% LEHMAN AGGREGATE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International. Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA GLOBAL 25/75 PORTFOLIO INSTITUTIONAL CLASS VS.
GLOBAL 25/75 COMPOSITE INDEX (MSCI/LEHMAN),
LEHMAN AGGREGATE INDEX AND
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

               DFA GLOBAL 25/75 PORTFOLIO             GLOBAL 25/75 COMPOSITE     MSCI WORLD INDEX           LEHMAN
                  INSTITUTIONAL CLASS                   INDEX (MSCI/LEHMAN)      (NET DIVIDENDS)        AGGREGATE INDEX
12/24/2003              $   10,000                         $   10,000             $   10,000             $   10,000
12/31/2003              $   10,040                         $   10,044             $   10,196             $   9,994
 1/31/2004              $   10,130                         $   10,145             $   10,359             $   10,074
 2/29/2004              $   10,240                         $   10,270             $   10,533             $   10,183
 3/31/2004              $   10,299                         $   10,310             $   10,463             $   10,259
 4/30/2004              $   10,079                         $   10,056             $   10,248             $   9,992
 5/31/2004              $   10,079                         $   10,049             $   10,342             $   9,952
 6/30/2004              $   10,170                         $   10,143             $   10,554             $   10,008
 7/31/2004              $   10,110                         $   10,136             $   10,210             $   10,107
 8/31/2004              $   10,211                         $   10,292             $   10,254             $   10,300
 9/30/2004              $   10,291                         $   10,362             $   10,448             $   10,328
10/31/2004              $   10,372                         $   10,490             $   10,704             $   10,415
11/30/2004              $   10,473                         $   10,565             $   11,266             $   10,332

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                             4.73%

- THE GLOBAL 25/75 COMPOSITE INDEX (MSCI/LEHMAN) IS AN UNMANAGED HYPOTHETICAL INDEX COMPOSED OF 25% MSCI WORLD INDEX (NET DIVIDENDS) AND 75% LEHMAN AGGREGATE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International. Lehman Aggregate Index courtesy of Lehman Brothers, INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

DFA GLOBAL EQUITY PORTFOLIO INSTITUTIONAL CLASS

     The DFA Global Equity Portfolio Institutional Class seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, and international funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series (collectively, the "Equity Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Equity Underlying Fund to stocks with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country.

     From fund inception on December 24, 2003 through November 30, 2004, total returns were 16.46% for the DFA Global Equity Portfolio Institutional Class and 11.05% for the MSCI World Index (net dividends). Relative to the MSCI World Index (net dividends), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and greater exposure to small company stocks as measured by market capitalization. As of November 30, 2004, Equity Underlying Funds with value characteristics accounted for approximately 35% of Portfolio assets and Equity Underlying Funds with small company characteristics accounted for approximately 28% of Portfolio assets.

DFA GLOBAL EQUITY PORTFOLIO CLASS R

     The DFA Global Equity Portfolio Class R seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, and international funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series (collectively, the "Equity Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Equity Underlying Fund to stocks with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country.

     From fund inception on December 24, 2003 through November 30, 2004, total returns were 16.18% for the DFA Global Equity Portfolio Class R and 11.05% for the MSCI World Index (net dividends). Relative to the MSCI World Index (net dividends), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and greater exposure to small company stocks as measured by market capitalization. As of November 30, 2004, Equity Underlying Funds with value characteristics accounted for approximately 35% of Portfolio assets and Equity Underlying Funds with small company characteristics accounted for approximately 28% of Portfolio assets.

DFA GLOBAL 60/40 PORTFOLIO INSTITUTIONAL CLASS

     The DFA Global 60/40 Portfolio Institutional Class seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic equity funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, international equity funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series, and fixed income funds include The DFA Two-Year Global Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Underlying Fund to equity or fixed income securities with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry or country.

     From Portfolio inception on December 24, 2003 through November 30, 2004, total returns were 9.41% for the DFA Global 60/40 Portfolio Institutional Class and 7.69% for a hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Lehman Aggregate Index. Relative to this hypothetical 60/40 Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and greater exposure to small company stocks as measured by market capitalization. As of November 30, 2004, Equity Underlying Funds with value characteristics accounted for approximately 21% of Portfolio assets and Equity Underlying Funds with small company characteristics accounted for approximately 17% of Portfolio assets.

DFA GLOBAL 60/40 PORTFOLIO CLASS R

     The DFA Global 60/40 Portfolio Class R seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic equity funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, international equity funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series, and fixed income funds include The DFA Two-Year Global Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Underlying Fund to equity or fixed income securities with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry or country.

     From Portfolio inception on December 24, 2003 through November 30, 2004, total returns were 9.29% for the DFA Global 60/40 Portfolio Class R and 7.69% for a hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Lehman Aggregate Index. Relative to this hypothetical 60/40 Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and greater exposure to small company stocks as measured by market capitalization. As of November 30, 2004, Equity Underlying Funds with value characteristics accounted for approximately 21% of Portfolio assets and Equity Underlying Funds with small company characteristics accounted for approximately 17% of Portfolio assets.

DFA GLOBAL 25/75 PORTFOLIO INSTITUTIONAL CLASS

     The DFA Global 25/75 Portfolio Institutional Class seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic equity funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, international equity funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series, and fixed income funds include The DFA Two-Year Global Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Underlying Fund to equity or fixed income securities with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry or country.

     From Portfolio inception on December 24, 2003 through November 30, 2004, total returns were 4.73% for the DFA Global 25/75 Portfolio Institutional Class and 5.19% for a hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Lehman Aggregate Index. Relative to this hypothetical 25/75 Index, underperformance of the Portfolio was primarily due to greater exposure to fixed income securities with shorter average maturity. As of November 30, 2004, The DFA Two-Year Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio each accounted for approximately 37.5% of Portfolio assets.

DFA GLOBAL 25/75 PORTFOLIO CLASS R

     The DFA Global 25/75 Portfolio Class R seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic equity funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, international equity funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series, and fixed income funds include The DFA Two-Year Global Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Underlying Fund to equity or fixed income securities with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry or country.

     From Portfolio inception on December 24, 2003 through November 30, 2004, total returns were 4.44% for the DFA Global 25/75 Portfolio Class R and 5.19% for a hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Lehman Aggregate Index. Relative to this hypothetical 25/75 Index, underperformance of the Portfolio was primarily due to greater exposure to fixed income securities with shorter average maturity. As of November 30, 2004, The DFA Two-Year Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio each accounted for approximately 37.5% of Portfolio assets.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the period from December 24, 2003 to November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                   BEGINNING       ENDING                        EXPENSES
                                    ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                                     VALUE          VALUE         EXPENSE         DURING
GLOBAL EQUITY PORTFOLIO             6/1/04        11/30/04         RATIO          PERIOD*
-----------------------          ------------   ------------    -----------    ------------
GLOBAL EQUITY PORTFOLIO
Actual Fund Return
   Class R Shares                $   1,000.00   $   1,114.20           0.96%   $       5.05
   Institutional Class Shares    $   1,000.00   $   1,114.70           0.68%   $       3.60
Hypothetical 5% Return
   Class R Shares                $   1,000.00   $   1,020.23           0.96%   $       4.82
   Institutional Class Shares    $   1,000.00   $   1,021.60           0.68%   $       3.44

                                   BEGINNING       ENDING                        EXPENSES
                                    ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                                     VALUE         VALUE          EXPENSE         DURING
GLOBAL 60/40 PORTFOLIO              6/1/04        11/30/04         RATIO          PERIOD*
-----------------------          ------------   ------------    -----------    ------------
Actual Fund Return
   Class R Shares                $   1,000.00   $   1,074.80           1.09%   $       5.66
   Institutional Class Shares    $   1,000.00   $   1,074.90           0.68%   $       3.52
Hypothetical 5% Return
   Class R Shares                $   1,000.00   $   1,019.54           1.09%   $       5.51
   Institutional Class Shares    $   1,000.00   $   1,021.61           0.68%   $       3.43

GLOBAL 25/75 PORTFOLIO
Actual Fund Return
   Class R Shares                $   1,000.00   $   1,038.00           1.01%   $       5.13
   Institutional Class Shares    $   1,000.00   $   1,039.10           1.08%   $       5.52
Hypothetical 5% Return
   Class R Shares                $   1,000.00   $   1,019.97           1.01%   $       5.09
   Institutional Class Shares    $   1,000.00   $   1,019.59           1.08%   $       5.46

----------

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL EQUITY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                                    VALUE+
                                                                                                --------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (24.8%)
      (Cost $45,793,029)                                                                        $   48,277,535
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (24.9%)
      (2,610,152 Shares, Cost $44,415,819)                                                          48,418,317
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (17.9%)
      (2,168,197 Shares, Cost $31,687,595)                                                          34,886,294
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (9.9%)
      (1,203,881 Shares, Cost $16,982,052)                                                          19,310,254
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (2.7%)
      (Cost $4,903,600)                                                                              5,218,090
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (1.3%)
      (Cost $2,178,357)                                                                              2,491,642
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (2.0%)
      (Cost $3,445,690)                                                                              3,902,173
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (4.0%)
      (Cost $6,504,214)                                                                              7,801,409
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (2.0%)
      (Cost $3,217,373)                                                                              3,886,647
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (1.0%)
      (Cost $1,622,143)                                                                              1,942,041
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (2.0%)
      (168,874 Shares, Cost $3,330,236)                                                              3,887,481
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (5.0%)
      (556,700 Shares, Cost $8,842,521)                                                              9,636,472
Investment in Dimensional Emerging Markets Value Fund Inc. (2.0%)
      (141,868 Shares, Cost $3,205,439)                                                              3,911,309

                                                                                   FACE
                                                                                  AMOUNT
                                                                                  (000)
                                                                                  ------
Temporary Cash Investments (0.5%)
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $885,000 FHLMC Notes 4.20%, 10/20/09, valued at $888,797) to be repurchased at $879,046
   (Cost $879,000)                                                            $          879           879,000
                                                                                                --------------
      Total Investments (100%) (Cost $177,007,068)                                              $  194,448,664
                                                                                                ==============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL 60/40 PORTFOLIO

                                NOVEMBER 30, 2004

                                                                                                    VALUE+
                                                                                                --------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (14.5%)
      (Cost $14,673,394)                                                                        $   15,459,216
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (14.5%)
      (835,749 Shares, Cost $14,246,516)                                                            15,503,146
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (10.4%)
      (693,202 Shares, Cost $10,099,234)                                                            11,153,623
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (5.8%)
      (385,612 Shares, Cost $5,466,716)                                                              6,185,222
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (1.6%)
      (Cost $1,586,181)                                                                              1,670,108
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (0.7%)
      (Cost $700,275)                                                                                  800,778
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (1.2%)
      (Cost $1,109,544)                                                                              1,251,909
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (2.3%)
      (Cost $2,085,020)                                                                              2,488,390
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (1.2%)
      (Cost $1,042,736)                                                                              1,247,047
Investment in The Emerging Markets Small Cap Series of DFA
   Investment Trust Company (0.6%)
      (Cost $525,233)                                                                                  624,592
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company (19.4%)
      (2,073,319 Shares, Cost $20,776,455)                                                          20,712,460
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (1.2%)
      (54,183 Shares, Cost $1,078,977)                                                               1,247,303
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (2.9%)
      (178,410 Shares, Cost $2,836,886)                                                              3,088,272
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc. (19.4%)
      (1,972,517 Shares, Cost $20,716,440)                                                          20,711,431

                                                                                                    VALUE+
                                                                                                --------------
Investment in Dimensional Emerging Markets Value Fund Inc. (1.2%)
      (45,306 Shares, Cost $1,032,985)                                                          $    1,249,080

                                                                                    FACE
                                                                                   AMOUNT
                                                                                    (000)
                                                                                   ------
Temporary Cash Investments (3.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $3,355,000 FHLMC Notes 4.20%, 10/20/09, valued at $3,369,393) to be repurchased at $3,334,174
   (Cost $3,334,000)                                                          $        3,334         3,334,000
                                                                                                --------------
      Total Investments (100%) (Cost $101,310,592)                                              $  106,726,577
                                                                                                ==============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL 25/75 PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                                     VALUE+
                                                                                                --------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (6.1%)
      (Cost $1,819,704)                                                                         $    1,930,653
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (6.1%)
      (104,379 Shares, Cost $1,761,685)                                                              1,936,236
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (4.4%)
      (86,575 Shares, Cost $1,241,746)                                                               1,392,994
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (2.4%)
      (48,158 Shares, Cost $674,581)                                                                   772,450
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (0.7%)
      (Cost $197,040)                                                                                  208,558
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (0.3%)
      (Cost $85,818)                                                                                   100,009
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (0.5%)
      (Cost $137,344)                                                                                  156,373
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (1.0%)
      (Cost $256,773)                                                                                  310,795
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (0.5%)
      (Cost $128,131)                                                                                  155,759
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (0.3%)
      (Cost $64,466)                                                                                    78,013
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company (36.8%)
      (1,165,282 Shares, Cost $11,674,224)                                                          11,641,165
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (0.5%)
      (6,768 Shares, Cost $133,073)                                                                    155,789
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (1.2%)
      (22,280 Shares, Cost $350,884)                                                                   385,670
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc. (36.8%)
      (1,108,626 Shares, Cost $11,625,647)                                                          11,640,576

                                                                                                    VALUE+
                                                                                                --------------
Investment in Dimensional Emerging Markets Value Fund Inc. (0.5%)
      (5,659 Shares, Cost $126,326)                                                             $      156,017

                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)
                                                                                  ------
Temporary Cash Investments (1.9%)
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $594,000 FHLMC Notes 4.20%, 10/20/09, valued at $596,548) to be repurchased at $590,031
   (Cost $590,000)                                                            $          590           590,000
                                                                                                --------------
      Total Investments (100%) (Cost $30,867,442)                                               $   31,611,057
                                                                                                ==============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2004
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                 GLOBAL        GLOBAL         GLOBAL
                                                                                 EQUITY         60/40          25/75
                                                                                PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                              ------------   ------------   ------------
ASSETS:
Investments at Value                                                          $    194,449   $    106,727   $     31,611
Cash                                                                                    --              1             --
Receivables:
   From Advisor                                                                         --             --             23
   Fund Shares Sold                                                                    410            884            150
Prepaid Expenses and Other Assets                                                       12             13             18
                                                                              ------------   ------------   ------------
    Total Assets                                                                   194,871        107,625         31,802
                                                                              ------------   ------------   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                     804          3,260            515
   Fund Shares Redeemed                                                                 21             56             --
   Due to Advisor                                                                      226             25             --
Accrued Expenses and Other Liabilities                                                  57             31             14
                                                                              ------------   ------------   ------------
    Total Liabilities                                                                1,108          3,372            529
                                                                              ------------   ------------   ------------
NET ASSETS                                                                    $    193,763   $    104,253   $     31,273
                                                                              ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE:
Class I - based on net assets of $179,079, $102,341, and $31,208 and 15,489,904, 9,449,602 and 3,018,256 shares outstanding, respectively
   (Authorized 100,000,000 shares)                                            $      11.56   $      10.83   $      10.34
                                                                              ============   ============   ============
Class R - based on net assets of $14,684, $1,912, and $65 and 1,271,961,
   176,529 and 6,327 shares outstanding, respectively (Authorized
   100,000,000 shares)                                                        $      11.54   $      10.83   $      10.33
                                                                              ============   ============   ============
Investments at Cost                                                           $    177,007   $    101,311   $     30,867
                                                                              ============   ============   ============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS
              FOR THE PERIOD DECEMBER 24, 2003 TO NOVEMBER 30, 2004
                             (AMOUNTS IN THOUSANDS)

                                                                                 GLOBAL         GLOBAL         GLOBAL
                                                                                 EQUITY         60/40          25/75
                                                                              PORTFOLIO(1)   PORTFOLIO(1)   PORTFOLIO(1)
                                                                              ------------   ------------   ------------
INVESTMENT INCOME
   Income Distributions Received from Master Funds                            $        606   $        459   $        198
   Dividends (Net of Foreign Taxes Withheld of $29,
     $8 and $1, respectively)                                                          780            224             30
   Interest                                                                             13              6              1
   Income from Securities Lending                                                       20              6              1
   Expenses Allocated from Master Funds                                                (43)           (12)            (2)
                                                                              ------------   ------------   ------------
       Total Investment Income                                                       1,376            683            228
                                                                              ------------   ------------   ------------

EXPENSES
   Administrative Services                                                             261            104             26
   Accounting & Transfer Agent Fees                                                     26             26             26
   Shareholder Servicing Fees - Class R                                                 29              4             --
   Legal Fees                                                                            2              2             --
   Audit Fees                                                                            1              1              1
   Shareholders' Reports                                                                61             26              8
   Directors' Fees and Expenses                                                          2              1             --
   Organizational Costs                                                                 68             68             69
   Other                                                                                55             44             22
                                                                              ------------   ------------   ------------
       Total Expenses                                                                  505            276            152
   Fees Waived, Expenses Reimbursed and/or Previously
     Waived Fees Recovered by Advisor (Note C)                                         (36)           (79)           (49)
                                                                              ------------   ------------   ------------
   Net Expenses                                                                        469            197            103
                                                                              ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                                                        907            486            125
                                                                              ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                             (876)          (195)           (30)
   Net Realized Gain (Loss) on Futures                                                (388)          (106)           (14)
   Net Realized Gain (Loss) on Foreign Currency Transactions                            (6)            (2)            --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                     17,413          5,406            742
     Futures                                                                            29             10              2
     Translation of Foreign Currency Denominated Amounts                                 3              1             --
   Deferred Thailand Capital Gains Tax                                                  (1)            (1)            --
                                                                              ------------   ------------   ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                               16,174          5,113            700
                                                                              ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 $     17,081   $      5,599   $        825
                                                                              ============   ============   ============

----------
(1) The Portfolio commenced operations on December 24, 2003.

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              GLOBAL            GLOBAL              GLOBAL
                                                                              EQUITY             60/40              25/75
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         ----------------   ----------------   ----------------
                                                                         DEC. 24, 2003(1)   DEC. 24, 2003(1)   DEC. 24, 2003(1)
                                                                                TO                 TO                 TO
                                                                           NOV. 30, 2004      NOV. 30, 2004      NOV. 30, 2004
                                                                         ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                           $            907   $            486   $            125
  Net Realized Gain (Loss) on Investment Securities Sold                             (876)              (195)               (30)
  Net Realized Gain (Loss) on Futures                                                (388)              (106)               (14)
  Net Realized Gain (Loss) on Foreign Currency Transactions                            (6)                (2)                --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                     17,413              5,406                742
    Translation of Foreign Currency Denominated Amounts                                 3                  1                 --
    Futures                                                                            29                 10                  2
  Deferred Thailand Capital Gains Tax                                                  (1)                (1)                --
                                                                         ----------------   ----------------   ----------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                                      17,081              5,599                825
                                                                         ----------------   ----------------   ----------------
Distributions to Shareholders From:
  Net investment income:
    Institutional Class                                                              (661)              (456)              (187)
    Retail Class                                                                      (92)               (17)                --
                                                                         ----------------   ----------------   ----------------
    Total Distributions From Net Investment Income                                   (753)              (473)              (187)
  Net Realized Gains:
    Institutional Class                                                                --                 --                 --
    Retail Class                                                                       --                 --                 --
                                                                         ----------------   ----------------   ----------------
    Total Distributions From Net Realized Gains                                        --                 --                 --
                                                                         ----------------   ----------------   ----------------
      Total Distributions to Shareholders                                            (753)              (473)              (187)
                                                                         ----------------   ----------------   ----------------
Capital Share Transactions (2):
  Shares Issued                                                                   193,217            103,282             32,700
  Shares Issued in Lieu of Cash Distributions                                         753                473                186
  Shares Redeemed                                                                 (16,535)            (4,628)            (2,251)
                                                                         ----------------   ----------------   ----------------
  Net Increase (Decrease) From Capital Share Transactions                         177,435             99,127             30,635
                                                                         ----------------   ----------------   ----------------
    Total Increase (Decrease)                                                     193,763            104,253             31,273

NET ASSETS
  Beginning of Period                                                                  --                 --                 --
                                                                         ----------------   ----------------   ----------------
  End of Period                                                          $        193,763   $        104,253   $         31,273
                                                                         ================   ================   ================

(2) SHARES ISSUED AND REDEEMED:
  Shares Issued                                                                    18,239             10,029              3,227
  Shares Issued in Lieu of Cash Distributions                                          72                 46                 19
  Shares Redeemed                                                                  (1,549)              (449)              (221)
                                                                         ----------------   ----------------   ----------------
                                                                                   16,762              9,626              3,025
                                                                         ================   ================   ================

----------
(1) The Portfolio commenced operations on December 24, 2003.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 CLASS R SHARES

                                                                              GLOBAL            GLOBAL             GLOBAL
                                                                              EQUITY             60/40              25/75
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         ----------------   ----------------   ----------------
                                                                         DEC. 24, 2003(1)   DEC. 24, 2003(1)   DEC. 24, 2003(1)
                                                                               TO                 TO                 TO
                                                                           NOVEMBER 30,       NOVEMBER 30,       NOVEMBER 30,
                                                                              2004               2004               2004
                                                                         ----------------   ----------------   ----------------
Net Asset Value, Beginning of Period                                     $          10.00   $          10.00   $          10.00
                                                                         ----------------   ----------------   ----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                             0.07               0.08               0.07
   Net Gains (Losses) on Securities (Realized and Unrealized)                        1.54               0.84               0.37
                                                                         ----------------   ----------------   ----------------
      Total from Investment Operations                                               1.61               0.92               0.44
                                                                         ----------------   ----------------   ----------------

LESS DISTRIBUTIONS
   Net Investment Income                                                            (0.07)             (0.09)             (0.11)
   Net Realized Gains                                                                  --                 --                 --
                                                                         ----------------   ----------------   ----------------
      Total Distributions                                                           (0.07)             (0.09)             (0.11)
                                                                         ----------------   ----------------   ----------------
Net Assets, End of Period                                                $          11.54   $          10.83   $          10.33
                                                                         ================   ================   ================
Total Return                                                                        16.18%#             9.29%#             4.44%#

Net Assets, End of Period (thousands)                                    $         14,684   $          1,912   $             65
Ratio of Expenses to Average Net Assets **(a)                                        0.85%*             0.89%*             0.89%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of previously waived
   fees) **(a)                                                                       0.88%*             1.20%*             5.63%*
Ratio of Net Investment Income to Average Net Assets                                 0.77%*             0.88%*             0.97%*
Portfolio Turnover Rate                                                               N/A                N/A                N/A

----------
*   Annualized
#   Non-annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(1) Commencement of operations.
N/A Refer to the respective Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements.

                           INSTITUTIONAL CLASS SHARES

                                                                              GLOBAL            GLOBAL             GLOBAL
                                                                              EQUITY             60/40              25/75
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         ----------------   ----------------   ----------------
                                                                         DEC. 24, 2003(1)   DEC. 24, 2003(1)   DEC. 24, 2003(1)
                                                                               TO                 TO                 TO
                                                                           NOVEMBER 30,       NOVEMBER 30,       NOVEMBER 30,
                                                                              2004               2004               2004
                                                                         ----------------   ----------------   ----------------
Net Asset Value, Beginning of Period                                     $          10.00   $          10.00   $          10.00
                                                                         ----------------   ----------------   ----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                             0.09               0.11               0.11
   Net Gains (Losses) on Securities (Realized and Unrealized)                        1.55               0.83               0.36
                                                                         ----------------   ----------------   ----------------
      Total from Investment Operations                                               1.64               0.94               0.47
                                                                         ----------------   ----------------   ----------------

LESS DISTRIBUTIONS
   Net Investment Income                                                            (0.08)             (0.11)             (0.13)
   Net Realized Gains                                                                  --                 --                 --
                                                                         ----------------   ----------------   ----------------
      Total Distributions                                                           (0.08)             (0.11)             (0.13)
                                                                         ----------------   ----------------   ----------------
Net Assets, End of Period                                                $          11.56   $          10.83   $          10.34
                                                                         ================   ================   ================
Total Return                                                                        16.46%#             9.41%#             4.73%#

Net Assets, End of Period (thousands)                                    $        179,079   $        102,341   $         31,208
Ratio of Expenses to Average Net Assets **(a)                                        0.67%*             0.61%*             0.93%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of previously waived
   fees) **(a)                                                                       0.71%*             0.78%*             1.24%*
Ratio of Net Investment Income to Average Net Assets                                 0.99%*             1.10%*             0.89%*
Portfolio Turnover Rate                                                               N/A                N/A                N/A

----------
*   Annualized
#   Non-annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(1) Commencement of operations.
N/A Refer to the respective Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-five portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this report.

     The Global Funds achieve their investment objectives by investing in other portfolios within The DFA Investment Trust Company ("ITC"), or DFA Investment Dimensions Group Inc. ("IDG") or Dimensional Emerging Markets Value Fund Inc. ("DEM") (collectively, the "Master Funds").

GLOBAL FUND                     MASTER FUNDS (AT NOVEMBER 30, 2004)
-----------                     -----------------------------------
Global Equity Portfolio         The U.S. Large Company Series (ITC)
Global 60/40 Portfolio          The U.S. Large Cap Value Series (ITC)
Global 25/75 Portfolio          The U.S. Small Cap Series (ITC)
                                The DFA International Value Series (ITC)
                                The Japanese Small Company Series (ITC)
                                The Pacific Rim Small Company Series (ITC)
                                The United Kingdom Small Company Series (ITC)
                                The Continental Small Company Series (ITC)
                                The Emerging Markets Series (ITC)
                                The Emerging Markets Small Cap Series (ITC)
                                The DFA Two-Year Global Fixed Income Series (ITC)
                                DFA Real Estate Securities Portfolio (IDG)
                                Large Cap International Portfolio (IDG)
                                DFA Five-Year Global Fixed Income Portfolio (IDG)
                                Dimensional Emerging Markets Value Fund Inc. (DEM)

     The Global Equity Portfolio did not hold any shares of The DFA Two-Year Global Fixed Income Series or the DFA Five-Year Global Fixed Income Portfolio during the period ended November 30, 2004.

     At November 30, 2004 no one Global Fund owned more than 2% of any one Master Fund's total net assets.

     The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging

Markets Series and The Emerging Markets Small Cap Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged.

     Each class of shares has equal rights to assets and earnings of its Global Fund. Income, gains and losses on investments, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

     The Global Funds each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds and the Feeder Funds. The Advisor also provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.The Global Funds are not subject to a management fee.

     For the Institutional and Class R shares, the Advisor has agreed to waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Global Funds and management fees paid by the Master Funds to the Advisor to 0.35% for the Global Equity Portfolio, 0.30% for the Global 60/40 Portfolio and to 0.25% for the Global 25/75 Portfolio. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     The Advisor has also agreed to assume the direct operating expenses of the Institutional Class shares of each Global Fund (excluding administration fees paid to the Advisor), up to an amount equal to the total fees paid to the Advisor by the Institutional Class shares (including the pass through of the management fees paid to the Advisor by the Master Funds), as is necessary to limit the total operating expense ratios (including the expenses that the Institutional Class shares of each such Global Fund bears as a shareholder of the Master Fund) of the Institutional Class shares of the Global Equity Portfolio to 0.70%, the Global 60/40 Portfolio to 0.65% and the Global 25/75 Portfolio to 0.60%. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Also, for the Class R shares, the Advisor has agreed to assume the direct operating expenses of the Class R shares of each Global Fund (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees) of the Class R shares of each Global Fund to 0.95%. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               Global Equity Portfolio            $    1,636
               Global 60/40 Portfolio                    721
               Global 25/75 Portfolio                    236

E.  FEDERAL INCOME TAXES:

     Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, or a return of capital which for tax purposes, are not available to offset future income, were reclassified to the following accounts (amounts in thousands):

                                                                                         INCREASE
                                                                       INCREASE         (DECREASE)
                                                     INCREASE         (DECREASE)       UNDISTRIBUTED
                                                    (DECREASE)        ACCUMULATED      NET INVESTMENT
                                                 PAID IN CAPITAL   NET REALIZED GAINS      INCOME
                                                 ---------------   ------------------  --------------
Global Equity Portfolio                                       --           $       (1)     $        1
Global 25/75 Portfolio                              $         (4)                  --               4

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the period from December 24, 2003 to November 30, 2004 was as follows (amounts in thousands):

                                             ORDINARY
                                            INCOME AND
                                            SHORT-TERM      LONG-TERM    RETURN OF
                                           CAPITAL GAINS  CAPITAL GAINS   CAPITAL    TOTAL
                                           -------------  -------------  ---------  -------
Global Equity Portfolio
Institutional Class                        $         661             --         --  $   661
Class R                                               92             --         --       92
                                           -------------  -------------  ---------  -------
                                                     753             --         --      753
Global 60/40 Portfolio
Institutional Class                                  456             --         --      456
Class R                                               17             --         --       17
                                           -------------  -------------  ---------  -------
                                                     473             --         --      473
Global 25/75 Portfolio
Institutional Class                                  182             --  $       4      186
Class R                                                1             --         --        1
                                           -------------  -------------  ---------  -------
                                                     183             --          4      187

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                                  TOTAL NET
                                                                                                                DISTRIBUTABLE
                                                                                   UNDISTRIBUTED     CAPITAL       EARNINGS
                                                                                  NET INVESTMENT       LOSS      (ACCUMULATED
                                                                                      INCOME      CARRYFORWARD      LOSSES)
                                                                                  --------------  ------------  -------------
Global Equity Portfolio                                                           $          287  $     (1,150) $        (863)
Global 60/40 Portfolio                                                                        92          (298)          (206)
Global 25/75 Portfolio                                                                        --           (21)           (21)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                                                    EXPIRES ON NOVEMBER 30,
                                                                                                  ---------------------------
                                                                                                      2012          TOTAL
                                                                                                  ------------  -------------
Global Equity Portfolio                                                                           $      1,150  $       1,150
Global 60/40 Portfolio                                                                                     298            298
Global 25/75 Portfolio                                                                                      21             21

     Certain of the investments held by the Portfolios are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2004, the Portfolio's had unrealized appreciation (depreciation) (mark to market) of realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                                MARK TO MARKET  REALIZED GAINS
                                                                                                --------------  --------------
Global Equity Portfolio                                                                           $     75,726  $        7,266
Global 60/40 Portfolio                                                                                  23,607           2,265
Global 25/75 Portfolio                                                                                   2,994             288

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                                     NET
                                                                                                                 UNREALIZED
                                                                        FEDERAL     UNREALIZED     UNREALIZED   APPRECIATION/
                                                                       TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                                                    ------------  --------------  ------------  --------------
Global Equity Portfolio                                             $    177,204  $       17,414  $       (168) $       17,246
Global 60/40 Portfolio                                                   101,331           5,475           (79)          5,396
Global 25/75 Portfolio                                                    30,892             754           (35)            719

F.  CAPITAL SHARE TRANSACTIONS:

     The capital share transactions by class were as follows (in thousands):

                                                                     DECEMBER 24, 2003
                                                                            TO
                                                                     NOVEMBER 30, 2004
                                                               ----------------------------
                                                                  AMOUNT          SHARES
                                                               ------------    ------------
GLOBAL EQUITY PORTFOLIO

Institutional Class Shares
  Shares Issued                                                $    176,942          16,680
  Shares Issued in Lieu of Cash Distributions                           661              63
  Shares Redeemed                                                   (13,409)         (1,253)
                                                               ------------    ------------
Net Increase (Decrease)--Institutional Shares                  $    164,194          15,490
                                                               ============    ============
Class R Shares
  Shares Issued                                                $     16,275           1,559
  Shares Issued in Lieu of Cash Distributions                            92               9
  Shares Redeemed                                                    (3,126)           (296)
                                                               ------------    ------------
Net Increase (Decrease)--Class R Shares                        $     13,241           1,272
                                                               ============    ============
GLOBAL 60/40 PORTFOLIO

Institutional Class Shares
  Shares Issued                                                     100,739           9,780
  Shares Issued in Lieu of Cash Distributions                           456              44
  Shares Redeemed                                                    (3,866)           (374)
                                                               ------------    ------------
Net Increase (Decrease)--Institutional Shares                  $     97,329           9,450
                                                               ============    ============
Class R Shares
  Shares Issued                                                       2,543             249
  Shares Issued in Lieu of Cash Distributions                            17               2
  Shares Redeemed                                                      (762)            (74)
                                                               ------------    ------------
Net Increase (Decrease)--Class R Shares                        $      1,798             177
                                                               ============    ============
GLOBAL 25/75 PORTFOLIO

Institutional Class Shares
  Shares Issued                                                      32,360           3,193
  Shares Issued in Lieu of Cash Distributions                           185              19
  Shares Redeemed                                                    (1,974)           (192)
                                                               ------------    ------------
Net Increase (Decrease)--Institutional Shares                  $     30,571           3,018
                                                               ============    ============
Class R Shares
  Shares Issued                                                         340              34
  Shares Issued in Lieu of Cash Distributions                             1              --
  Shares Redeemed                                                      (277)            (28)
                                                               ------------    ------------
Net Increase (Decrease)--Class R Shares                        $         64               6
                                                               ============    ============

G.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the period ended November 30, 2004, borrowings under the line were as follows:

                                      WEIGHTED       WEIGHTED       NUMBER OF   INTEREST     MAXIMUM AMOUNT
                                       AVERAGE        AVERAGE         DAYS       EXPENSE     BORROWED DURING
                                    INTEREST RATE  LOAN BALANCE    OUTSTANDING  INCURRED       THE PERIOD
                                    -------------  ------------    -----------  --------     ---------------
Global Equity Portfolio                 2.56%       $  987,000          2         $ 140       $  1,598,000
Global 25/75 Portfolio                  2.64%          113,500         16           133            422,000

     The Global Funds, together with other Dimensional-advised portfolios, have also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the period from December 24, 2003 to November 30, 2004.

H.  COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                                                              GLOBAL       GLOBAL       GLOBAL
                                                                              EQUITY        60/40        25/75
                                                                             PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                             ---------    ---------    ---------
Paid-in Capital                                                              $ 177,435    $  99,127    $  30,632
Accumulated Net Investment Income (Loss)                                           161           15          (59)
Accumulated Net Realized Gain (Loss)                                            (1,271)        (303)         (44)
Undistributed Realized Foreign Exchange Gain (Loss)                                 (6)          (2)          --
Unrealized Appreciation (Depreciation) of Investment Securities                 17,442        5,416          744
Unrealized Net Foreign Exchange Gain (Loss)                                          3            1           --
Deferred Thailand Capital Gains Tax                                                 (1)          (1)          --
                                                                             ---------    ---------    ---------
Total Net Assets                                                             $ 193,763    $ 104,253    $  31,273
                                                                             =========    =========    =========

I.  SHAREHOLDER SERVICING FEES:

     The Class R shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Global Fund's Class R shares.

J.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Global Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Global Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Global Fund and/or its affiliates that have not yet occurred. However, based on experience, the Global Funds expect the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (three of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period December 24, 2003 (commencement of operations) through November 30, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                    THE U.S. LARGE         S&P 500
                    COMPANY SERIES          INDEX
  11/30/94             $   10,000         $   10,000
  12/31/94             $   10,148         $   10,146
   1/31/95             $   10,407         $   10,410
   2/28/95             $   10,815         $   10,814
   3/31/95             $   11,133         $   11,134
   4/30/95             $   11,452         $   11,458
   5/31/95             $   11,911         $   11,910
   6/30/95             $   12,193         $   12,190
   7/31/95             $   12,595         $   12,596
   8/31/95             $   12,625         $   12,630
   9/30/95             $   13,159         $   13,159
  10/31/95             $   13,109         $   13,113
  11/30/95             $   13,675         $   13,690
  12/31/95             $   13,938         $   13,944
   1/31/96             $   14,417         $   14,423
   2/29/96             $   14,540         $   14,562
   3/31/96             $   14,683         $   14,702
   4/30/96             $   14,897         $   14,918
   5/31/96             $   15,262         $   15,302
   6/30/96             $   15,324         $   15,365
   7/31/96             $   14,655         $   14,681
   8/31/96             $   14,954         $   14,993
   9/30/96             $   15,790         $   15,835
  10/31/96             $   16,222         $   16,269
  11/30/96             $   17,450         $   17,504
  12/31/96             $   17,100         $   17,161
   1/31/97             $   18,172         $   18,227
   2/28/97             $   18,306         $   18,374
   3/31/97             $   17,554         $   17,610
   4/30/97             $   18,595         $   18,661
   5/31/97             $   19,729         $   19,807
   6/30/97             $   20,605         $   20,690
   7/31/97             $   22,245         $   22,333
   8/31/97             $   21,008         $   21,092
   9/30/97             $   22,153         $   22,247
  10/31/97             $   21,420         $   21,504
  11/30/97             $   22,399         $   22,500
  12/31/97             $   22,780         $   22,887
   1/31/98             $   23,037         $   23,141
   2/28/98             $   24,698         $   24,809
   3/31/98             $   25,955         $   26,080
   4/30/98             $   26,212         $   26,343
   5/31/98             $   25,759         $   25,890
   6/30/98             $   26,810         $   26,941
   7/31/98             $   26,520         $   26,656
   8/31/98             $   22,704         $   22,801
   9/30/98             $   24,148         $   24,263
  10/31/98             $   26,087         $   26,235
  11/30/98             $   27,686         $   27,825
  12/31/98             $   29,325         $   29,428
   1/31/99             $   30,521         $   30,658
   2/28/99             $   29,563         $   29,704
   3/31/99             $   30,749         $   30,893
   4/30/99             $   31,923         $   32,088
   5/31/99             $   31,170         $   31,331
   6/30/99             $   32,890         $   33,070
   7/31/99             $   31,871         $   32,038
   8/31/99             $   31,705         $   31,878
   9/30/99             $   30,839         $   31,004
  10/31/99             $   32,798         $   32,967
  11/30/99             $   33,457         $   33,636
  12/31/99             $   35,448         $   35,617
 1/31/2000             $   33,665         $   33,829
 2/29/2000             $   33,035         $   33,190
 3/31/2000             $   36,253         $   36,436
 4/30/2000             $   35,140         $   35,339
 5/31/2000             $   34,419         $   34,615
 6/30/2000             $   35,214         $   35,466
 7/31/2000             $   34,718         $   34,913
 8/31/2000             $   36,874         $   37,081
 9/30/2000             $   34,923         $   35,123
10/31/2000             $   34,770         $   34,976
11/30/2000             $   32,037         $   32,220
12/31/2000             $   32,200         $   32,377
 1/31/2001             $   33,343         $   33,527
 2/28/2001             $   30,302         $   30,469
 3/31/2001             $   28,384         $   28,537
 4/30/2001             $   30,581         $   30,755
 5/31/2001             $   30,768         $   30,961
 6/30/2001             $   30,014         $   30,209
 7/31/2001             $   29,726         $   29,912
 8/31/2001             $   27,859         $   28,040
 9/30/2001             $   25,611         $   25,774
10/31/2001             $   26,095         $   26,267
11/30/2001             $   28,094         $   28,281
12/31/2001             $   28,330         $   28,530
 1/31/2002             $   27,916         $   28,114
 2/28/2002             $   27,380         $   27,571
 3/31/2002             $   28,390         $   28,608
 4/30/2002             $   26,670         $   26,874
 5/31/2002             $   26,483         $   26,675
 6/30/2002             $   24,587         $   24,776
 7/31/2002             $   22,679         $   22,843
 8/31/2002             $   22,824         $   22,994
 9/30/2002             $   20,339         $   20,495
10/31/2002             $   22,133         $   22,298
11/30/2002             $   23,432         $   23,612
12/31/2002             $   22,061         $   22,223
 1/31/2003             $   21,483         $   21,641
 2/28/2003             $   21,152         $   21,316
 3/31/2003             $   21,357         $   21,523
 4/30/2003             $   23,119         $   23,297
 5/31/2003             $   24,335         $   24,524
 6/30/2003             $   24,644         $   24,838
 7/31/2003             $   25,078         $   25,275
 8/31/2003             $   25,562         $   25,768
 9/30/2003             $   25,294         $   25,495
10/31/2003             $   26,716         $   26,938
11/30/2003             $   26,953         $   27,175
12/31/2003             $   28,355         $   28,599
 1/31/2004             $   28,881         $   29,125
 2/29/2004             $   29,283         $   29,530
 3/31/2004             $   28,839         $   29,084
 4/30/2004             $   28,386         $   28,628
 5/31/2004             $   28,778         $   29,020
 6/30/2004             $   29,334         $   29,584
 7/31/2004             $   28,355         $   28,605
 8/31/2004             $   28,468         $   28,720
 9/30/2004             $   28,778         $   29,032
10/31/2004             $   29,221         $   29,475
11/30/2004             $   30,396         $   30,668

   AVERAGE ANNUAL        ONE          FIVE            TEN
   TOTAL RETURN         YEAR          YEARS          YEARS
   ---------------------------------------------------------
                        12.77%        -1.89%         11.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

                  THE U.S. LARGE CAP         RUSSELL 1000
                     VALUE SERIES             VALUE INDEX
  11/30/94                 $  10,000            $  10,000
  12/31/94                 $  10,121            $  10,115
   1/31/95                 $  10,354            $  10,427
   2/28/95                 $  10,940            $  10,838
   3/31/95                 $  11,107            $  11,076
   4/30/95                 $  11,514            $  11,426
   5/31/95                 $  12,114            $  11,907
   6/30/95                 $  12,379            $  12,069
   7/31/95                 $  12,921            $  12,489
   8/31/95                 $  13,310            $  12,665
   9/30/95                 $  13,770            $  13,123
  10/31/95                 $  13,205            $  12,993
  11/30/95                 $  13,927            $  13,652
  12/31/95                 $  14,027            $  13,995
   1/31/96                 $  14,425            $  14,431
   2/29/96                 $  14,640            $  14,541
   3/31/96                 $  15,150            $  14,788
   4/30/96                 $  15,398            $  14,844
   5/31/96                 $  15,659            $  15,030
   6/30/96                 $  15,203            $  15,042
   7/31/96                 $  14,528            $  14,473
   8/31/96                 $  15,105            $  14,887
   9/30/96                 $  15,407            $  15,480
  10/31/96                 $  15,911            $  16,079
  11/30/96                 $  17,058            $  17,245
  12/31/96                 $  16,891            $  17,024
   1/31/97                 $  17,495            $  17,850
   2/28/97                 $  17,843            $  18,112
   3/31/97                 $  17,026            $  17,460
   4/30/97                 $  17,586            $  18,193
   5/31/97                 $  18,951            $  19,210
   6/30/97                 $  19,535            $  20,034
   7/31/97                 $  21,492            $  21,541
   8/31/97                 $  21,176            $  20,774
   9/30/97                 $  22,292            $  22,029
  10/31/97                 $  21,151            $  21,414
  11/30/97                 $  21,375            $  22,361
  12/31/97                 $  21,674            $  23,014
   1/31/98                 $  21,962            $  22,689
   2/28/98                 $  23,882            $  24,216
   3/31/98                 $  25,222            $  25,698
   4/30/98                 $  25,360            $  25,871
   5/31/98                 $  25,147            $  25,488
   6/30/98                 $  25,087            $  25,814
   7/31/98                 $  24,217            $  25,360
   8/31/98                 $  19,809            $  21,586
   9/30/98                 $  20,813            $  22,825
  10/31/98                 $  22,514            $  24,594
  11/30/98                 $  23,923            $  25,740
  12/31/98                 $  24,320            $  26,615
   1/31/99                 $  24,792            $  26,828
   2/28/99                 $  24,155            $  26,450
   3/31/99                 $  24,935            $  26,997
   4/30/99                 $  27,588            $  29,519
   5/31/99                 $  27,561            $  29,194
   6/30/99                 $  28,021            $  30,041
   7/31/99                 $  26,861            $  29,161
   8/31/99                 $  25,897            $  28,079
   9/30/99                 $  24,506            $  27,099
  10/31/99                 $  25,445            $  28,660
  11/30/99                 $  25,030            $  28,436
  12/31/99                 $  25,515            $  28,573
 1/31/2000                 $  23,727            $  27,641
 2/29/2000                 $  21,594            $  25,588
 3/31/2000                 $  24,654            $  28,709
 4/30/2000                 $  25,396            $  28,376
 5/31/2000                 $  25,345            $  28,674
 6/30/2000                 $  23,583            $  27,364
 7/31/2000                 $  24,626            $  27,706
 8/31/2000                 $  26,066            $  29,246
 9/30/2000                 $  25,642            $  29,515
10/31/2000                 $  26,654            $  30,241
11/30/2000                 $  25,799            $  29,119
12/31/2000                 $  28,180            $  30,578
 1/31/2001                 $  29,566            $  30,694
 2/28/2001                 $  29,546            $  29,841
 3/31/2001                 $  28,645            $  28,788
 4/30/2001                 $  30,349            $  30,198
 5/31/2001                 $  31,232            $  30,878
 6/30/2001                 $  30,851            $  30,192
 7/31/2001                 $  30,811            $  30,129
 8/31/2001                 $  29,452            $  28,921
 9/30/2001                 $  26,177            $  26,885
10/31/2001                 $  26,156            $  26,654
11/30/2001                 $  28,625            $  28,202
12/31/2001                 $  29,298            $  28,868
 1/31/2002                 $  29,614            $  28,645
 2/28/2002                 $  29,991            $  28,691
 3/31/2002                 $  31,238            $  30,048
 4/30/2002                 $  30,960            $  29,018
 5/31/2002                 $  31,158            $  29,163
 6/30/2002                 $  29,267            $  27,489
 7/31/2002                 $  26,013            $  24,932
 8/31/2002                 $  26,431            $  25,119
 9/30/2002                 $  23,503            $  22,326
10/31/2002                 $  24,424            $  23,980
11/30/2002                 $  26,146            $  25,491
12/31/2002                 $  24,972            $  24,385
 1/31/2003                 $  24,388            $  23,795
 2/28/2003                 $  23,683            $  23,159
 3/31/2003                 $  23,572            $  23,199
 4/30/2003                 $  25,754            $  25,240
 5/31/2003                 $  27,472            $  26,871
 6/30/2003                 $  27,766            $  27,207
 7/31/2003                 $  28,477            $  27,612
 8/31/2003                 $  29,491            $  28,043
 9/30/2003                 $  28,842            $  27,768
10/31/2003                 $  30,775            $  29,467
11/30/2003                 $  31,465            $  29,868
12/31/2003                 $  33,626            $  31,708
 1/31/2004                 $  34,199            $  32,266
 2/29/2004                 $  35,080            $  32,957
 3/31/2004                 $  34,938            $  32,667
 4/30/2004                 $  34,364            $  31,870
 5/31/2004                 $  34,549            $  32,195
 6/30/2004                 $  35,593            $  32,954
 7/31/2004                 $  34,441            $  32,490
 8/31/2004                 $  34,441            $  32,951
 9/30/2004                 $  35,498            $  33,462
10/31/2004                 $  35,932            $  34,017
11/30/2004                 $  38,285            $  35,739

   AVERAGE ANNUAL       ONE         FIVE             TEN
   TOTAL RETURN        YEAR         YEARS           YEARS
   ---------------------------------------------------------
                       21.68%       8.88%           14.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                    THE U.S. SMALL CAP SERIES           RUSSELL 2000 INDEX
  11/30/94                          $  10,000                     $  10,000
  12/31/94                          $  10,126                     $  10,268
   1/31/95                          $  10,193                     $  10,139
   2/28/95                          $  10,527                     $  10,560
   3/31/95                          $  10,727                     $  10,741
   4/30/95                          $  11,083                     $  10,979
   5/31/95                          $  11,306                     $  11,168
   6/30/95                          $  11,885                     $  11,748
   7/31/95                          $  12,621                     $  12,425
   8/31/95                          $  12,988                     $  12,682
   9/30/95                          $  13,222                     $  12,909
  10/31/95                          $  12,542                     $  12,332
  11/30/95                          $  12,917                     $  12,850
  12/31/95                          $  13,225                     $  13,189
   1/31/96                          $  13,262                     $  13,174
   2/29/96                          $  13,711                     $  13,585
   3/31/96                          $  14,014                     $  13,867
   4/30/96                          $  14,949                     $  14,609
   5/31/96                          $  15,726                     $  15,184
   6/30/96                          $  15,009                     $  14,560
   7/31/96                          $  13,759                     $  13,289
   8/31/96                          $  14,572                     $  14,061
   9/30/96                          $  15,034                     $  14,611
  10/31/96                          $  14,816                     $  14,386
  11/30/96                          $  15,394                     $  14,979
  12/31/96                          $  15,625                     $  15,371
   1/31/97                          $  16,143                     $  15,678
   2/28/97                          $  15,808                     $  15,299
   3/31/97                          $  15,066                     $  14,577
   4/30/97                          $  14,898                     $  14,618
   5/31/97                          $  16,591                     $  16,245
   6/30/97                          $  17,446                     $  16,942
   7/31/97                          $  18,482                     $  17,729
   8/31/97                          $  19,168                     $  18,135
   9/30/97                          $  20,651                     $  19,463
  10/31/97                          $  19,755                     $  18,608
  11/30/97                          $  19,469                     $  18,487
  12/31/97                          $  19,469                     $  18,811
   1/31/98                          $  19,255                     $  18,514
   2/28/98                          $  20,668                     $  19,882
   3/31/98                          $  21,528                     $  20,701
   4/30/98                          $  21,835                     $  20,815
   5/31/98                          $  20,700                     $  19,693
   6/30/98                          $  20,423                     $  19,734
   7/31/98                          $  18,856                     $  18,136
   8/31/98                          $  14,987                     $  14,614
   9/30/98                          $  15,924                     $  15,758
  10/31/98                          $  16,631                     $  16,401
  11/30/98                          $  17,723                     $  17,260
  12/31/98                          $  18,466                     $  18,329
   1/31/99                          $  18,772                     $  18,573
   2/28/99                          $  17,169                     $  17,068
   3/31/99                          $  17,016                     $  17,335
   4/30/99                          $  18,568                     $  18,888
   5/31/99                          $  19,302                     $  19,163
   6/30/99                          $  20,444                     $  20,030
   7/31/99                          $  20,275                     $  19,481
   8/31/99                          $  19,746                     $  18,760
   9/30/99                          $  19,643                     $  18,764
  10/31/99                          $  19,421                     $  18,841
  11/30/99                          $  21,023                     $  19,966
  12/31/99                          $  23,235                     $  22,226
 1/31/2000                          $  23,216                     $  21,868
 2/29/2000                          $  27,103                     $  25,478
 3/31/2000                          $  25,940                     $  23,799
 4/30/2000                          $  23,901                     $  22,366
 5/31/2000                          $  22,644                     $  21,062
 6/30/2000                          $  24,967                     $  22,899
 7/31/2000                          $  24,280                     $  22,162
 8/31/2000                          $  26,281                     $  23,853
 9/30/2000                          $  25,766                     $  23,151
10/31/2000                          $  24,643                     $  22,119
11/30/2000                          $  22,385                     $  19,847
12/31/2000                          $  23,885                     $  21,552
 1/31/2001                          $  25,973                     $  22,675
 2/28/2001                          $  24,248                     $  21,188
 3/31/2001                          $  23,159                     $  20,151
 4/30/2001                          $  24,975                     $  21,727
 5/31/2001                          $  26,154                     $  22,262
 6/30/2001                          $  27,469                     $  23,030
 7/31/2001                          $  26,448                     $  21,784
 8/31/2001                          $  25,654                     $  21,080
 9/30/2001                          $  22,024                     $  18,243
10/31/2001                          $  23,476                     $  19,310
11/30/2001                          $  25,314                     $  20,805
12/31/2001                          $  27,005                     $  22,088
 1/31/2002                          $  26,818                     $  21,859
 2/28/2002                          $  26,124                     $  21,260
 3/31/2002                          $  28,347                     $  22,969
 4/30/2002                          $  28,440                     $  23,178
 5/31/2002                          $  27,237                     $  22,149
 6/30/2002                          $  25,848                     $  21,050
 7/31/2002                          $  22,142                     $  17,872
 8/31/2002                          $  22,164                     $  17,825
 9/30/2002                          $  20,497                     $  16,545
10/31/2002                          $  21,284                     $  17,077
11/30/2002                          $  23,183                     $  18,600
12/31/2002                          $  21,908                     $  17,564
 1/31/2003                          $  21,323                     $  17,077
 2/28/2003                          $  20,645                     $  16,561
 3/31/2003                          $  20,855                     $  16,775
 4/30/2003                          $  22,959                     $  18,365
 5/31/2003                          $  25,531                     $  20,336
 6/30/2003                          $  26,233                     $  20,704
 7/31/2003                          $  27,894                     $  22,000
 8/31/2003                          $  29,297                     $  23,008
 9/30/2003                          $  28,851                     $  22,582
10/31/2003                          $  31,376                     $  24,479
11/30/2003                          $  32,529                     $  25,348
12/31/2003                          $  33,296                     $  25,863
 1/31/2004                          $  34,803                     $  26,985
 2/29/2004                          $  35,110                     $  27,228
 3/31/2004                          $  35,298                     $  27,481
 4/30/2004                          $  33,862                     $  26,080
 5/31/2004                          $  34,215                     $  26,494
 6/30/2004                          $  35,724                     $  27,610
 7/31/2004                          $  33,174                     $  25,752
 8/31/2004                          $  32,702                     $  25,620
 9/30/2004                          $  34,319                     $  26,822
10/31/2004                          $  34,981                     $  27,350
11/30/2004                          $  38,056                     $  29,721

   AVERAGE ANNUAL       ONE         FIVE             TEN
   TOTAL RETURN        YEAR         YEARS           YEARS
   ---------------------------------------------------------
                       16.99%       12.60%          14.30%

-  THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP
   STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

            THE DFA INTERNATIONAL VALUE SERIES           MSCI EAFE INDEX (NET DIVIDENDS)
  11/30/94                           $  10,000                                $  10,000
  12/31/94                           $  10,059                                $  10,063
   1/31/95                           $   9,661                                $   9,676
   2/28/95                           $   9,640                                $   9,648
   3/31/95                           $  10,210                                $  10,250
   4/30/95                           $  10,529                                $  10,636
   5/31/95                           $  10,469                                $  10,509
   6/30/95                           $  10,360                                $  10,324
   7/31/95                           $  10,943                                $  10,967
   8/31/95                           $  10,571                                $  10,549
   9/30/95                           $  10,634                                $  10,755
  10/31/95                           $  10,432                                $  10,466
  11/30/95                           $  10,719                                $  10,757
  12/31/95                           $  11,239                                $  11,190
   1/31/96                           $  11,352                                $  11,236
   2/29/96                           $  11,423                                $  11,274
   3/31/96                           $  11,583                                $  11,514
   4/30/96                           $  12,035                                $  11,849
   5/31/96                           $  11,922                                $  11,630
   6/30/96                           $  11,964                                $  11,696
   7/31/96                           $  11,644                                $  11,354
   8/31/96                           $  11,695                                $  11,379
   9/30/96                           $  11,901                                $  11,681
  10/31/96                           $  11,787                                $  11,562
  11/30/96                           $  12,311                                $  12,022
  12/31/96                           $  12,150                                $  11,867
   1/31/97                           $  11,744                                $  11,452
   2/28/97                           $  11,851                                $  11,639
   3/31/97                           $  11,895                                $  11,681
   4/30/97                           $  11,831                                $  11,743
   5/31/97                           $  12,729                                $  12,507
   6/30/97                           $  13,281                                $  13,197
   7/31/97                           $  13,464                                $  13,411
   8/31/97                           $  12,581                                $  12,409
   9/30/97                           $  13,044                                $  13,104
  10/31/97                           $  12,360                                $  12,097
  11/30/97                           $  11,838                                $  11,974
  12/31/97                           $  11,790                                $  12,078
   1/31/98                           $  12,502                                $  12,630
   2/28/98                           $  13,324                                $  13,441
   3/31/98                           $  13,913                                $  13,855
   4/30/98                           $  13,956                                $  13,964
   5/31/98                           $  14,087                                $  13,897
   6/30/98                           $  13,950                                $  14,002
   7/31/98                           $  14,105                                $  14,144
   8/31/98                           $  12,260                                $  12,392
   9/30/98                           $  11,601                                $  12,012
  10/31/98                           $  12,756                                $  13,264
  11/30/98                           $  13,316                                $  13,943
  12/31/98                           $  13,576                                $  14,493
   1/31/99                           $  13,307                                $  14,451
   2/28/99                           $  12,970                                $  14,106
   3/31/99                           $  13,769                                $  14,695
   4/30/99                           $  14,587                                $  15,290
   5/31/99                           $  13,848                                $  14,503
   6/30/99                           $  14,472                                $  15,068
   7/31/99                           $  14,995                                $  15,516
   8/31/99                           $  15,141                                $  15,573
   9/30/99                           $  15,196                                $  15,730
  10/31/99                           $  15,128                                $  16,319
  11/30/99                           $  15,081                                $  16,886
  12/31/99                           $  15,826                                $  18,401
 1/31/2000                           $  14,607                                $  17,232
 2/29/2000                           $  14,242                                $  17,696
 3/31/2000                           $  15,032                                $  18,382
 4/30/2000                           $  14,641                                $  17,415
 5/31/2000                           $  14,923                                $  16,989
 6/30/2000                           $  15,963                                $  17,654
 7/31/2000                           $  15,444                                $  16,914
 8/31/2000                           $  15,580                                $  17,060
 9/30/2000                           $  15,130                                $  16,230
10/31/2000                           $  15,018                                $  15,846
11/30/2000                           $  15,006                                $  15,252
12/31/2000                           $  15,838                                $  15,794
 1/31/2001                           $  15,864                                $  15,786
 2/28/2001                           $  15,386                                $  14,603
 3/31/2001                           $  14,448                                $  13,629
 4/30/2001                           $  15,209                                $  14,576
 5/31/2001                           $  15,094                                $  14,062
 6/30/2001                           $  14,807                                $  13,487
 7/31/2001                           $  14,506                                $  13,241
 8/31/2001                           $  14,715                                $  12,906
 9/30/2001                           $  12,839                                $  11,599
10/31/2001                           $  12,917                                $  11,896
11/30/2001                           $  13,390                                $  12,334
12/31/2001                           $  13,445                                $  12,408
 1/31/2002                           $  13,153                                $  11,748
 2/28/2002                           $  13,299                                $  11,831
 3/31/2002                           $  14,134                                $  12,471
 4/30/2002                           $  14,612                                $  12,553
 5/31/2002                           $  15,103                                $  12,712
 6/30/2002                           $  14,679                                $  12,206
 7/31/2002                           $  13,177                                $  11,001
 8/31/2002                           $  13,164                                $  10,976
 9/30/2002                           $  11,599                                $   9,798
10/31/2002                           $  11,936                                $  10,324
11/30/2002                           $  12,650                                $  10,793
12/31/2002                           $  12,329                                $  10,430
 1/31/2003                           $  11,922                                $   9,994
 2/28/2003                           $  11,677                                $   9,765
 3/31/2003                           $  11,401                                $   9,573
 4/30/2003                           $  12,652                                $  10,511
 5/31/2003                           $  13,605                                $  11,148
 6/30/2003                           $  14,045                                $  11,418
 7/31/2003                           $  14,679                                $  11,694
 8/31/2003                           $  15,065                                $  11,977
 9/30/2003                           $  15,642                                $  12,346
10/31/2003                           $  16,876                                $  13,115
11/30/2003                           $  17,237                                $  13,407
12/31/2003                           $  18,530                                $  14,454
 1/31/2004                           $  19,005                                $  14,659
 2/29/2004                           $  19,577                                $  14,997
 3/31/2004                           $  19,882                                $  15,081
 4/30/2004                           $  19,282                                $  14,740
 5/31/2004                           $  19,478                                $  14,790
 6/30/2004                           $  20,282                                $  15,114
 7/31/2004                           $  19,534                                $  14,623
 8/31/2004                           $  19,788                                $  14,688
 9/30/2004                           $  20,421                                $  15,072
10/31/2004                           $  21,202                                $  15,586
11/30/2004                           $  22,779                                $  16,650

   AVERAGE ANNUAL       ONE         FIVE          TEN
   TOTAL RETURN        YEAR         YEARS        YEARS
   -----------------------------------------------------
                       32.15%       8.60%         8.58%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                      THE JAPANESE SMALL        MSCI JAPAN SMALL CAP      S&P/CITIGROUP EXTENDED
                        COMPANY SERIES           INDEX (PRICE-ONLY)          MARKET INDEX-JAPAN
    8/9/96                     $  10,000                   $  10,000                   $  10,000
   8/30/96                     $  10,020                   $  10,000                   $  10,000
   9/30/96                     $  10,070                   $  10,008                   $  10,086
  10/31/96                     $   9,363                   $   9,299                   $   9,440
  11/30/96                     $   9,074                   $   9,053                   $   9,222
  12/31/96                     $   7,960                   $   7,906                   $   8,296
   1/31/97                     $   7,184                   $   7,100                   $   7,522
   2/28/97                     $   7,134                   $   7,046                   $   7,518
   3/31/97                     $   6,617                   $   6,421                   $   7,094
   4/30/97                     $   6,508                   $   6,286                   $   7,090
   5/31/97                     $   7,593                   $   7,490                   $   8,121
   6/30/97                     $   7,712                   $   7,665                   $   8,362
   7/31/97                     $   6,837                   $   6,845                   $   7,716
   8/31/97                     $   6,100                   $   6,028                   $   6,913
   9/30/97                     $   5,175                   $   5,029                   $   6,260
  10/31/97                     $   5,314                   $   5,180                   $   6,233
  11/30/97                     $   4,388                   $   4,247                   $   5,363
  12/31/97                     $   3,612                   $   3,514                   $   4,635
   1/31/98                     $   4,617                   $   4,522                   $   5,484
   2/28/98                     $   4,985                   $   4,863                   $   5,672
   3/31/98                     $   4,537                   $   4,385                   $   5,335
   4/30/98                     $   4,309                   $   4,211                   $   5,172
   5/31/98                     $   4,120                   $   4,044                   $   4,999
   6/30/98                     $   4,219                   $   4,099                   $   5,055
   7/31/98                     $   4,180                   $   4,114                   $   5,001
   8/31/98                     $   3,732                   $   3,688                   $   4,623
   9/30/98                     $   3,523                   $   3,448                   $   4,536
  10/31/98                     $   3,971                   $   3,959                   $   5,143
  11/30/98                     $   4,299                   $   4,302                   $   5,328
  12/31/98                     $   4,220                   $   4,352                   $   5,503
   1/31/99                     $   4,319                   $   4,441                   $   5,491
   2/28/99                     $   4,150                   $   4,392                   $   5,321
   3/31/99                     $   4,637                   $   4,955                   $   5,956
   4/30/99                     $   5,115                   $   5,317                   $   6,239
   5/31/99                     $   4,886                   $   4,961                   $   6,010
   6/30/99                     $   5,354                   $   5,590                   $   6,469
   7/31/99                     $   5,613                   $   5,905                   $   6,936
   8/31/99                     $   5,722                   $   6,200                   $   7,248
   9/30/99                     $   5,732                   $   6,324                   $   7,534
  10/31/99                     $   5,632                   $   6,294                   $   7,529
  11/30/99                     $   5,314                   $   6,252                   $   7,503
  12/31/99                     $   4,856                   $   5,795                   $   7,263
 1/31/2000                     $   4,906                   $   5,882                   $   7,207
 2/29/2000                     $   4,657                   $   5,799                   $   6,948
 3/31/2000                     $   5,334                   $   6,271                   $   7,500
 4/30/2000                     $   4,767                   $   5,602                   $   6,939
 5/31/2000                     $   4,996                   $   5,814                   $   7,016
 6/30/2000                     $   5,732                   $   6,666                   $   7,758
 7/31/2000                     $   5,036                   $   5,707                   $   6,774
 8/31/2000                     $   5,414                   $   6,342                   $   7,318
 9/30/2000                     $   5,175                   $   5,889                   $   7,025
10/31/2000                     $   4,648                   $   5,302                   $   6,438
11/30/2000                     $   4,787                   $   5,399                   $   6,420
12/31/2000                     $   4,409                   $   4,863                   $   5,966
 1/31/2001                     $   4,379                   $   4,813                   $   5,896
 2/28/2001                     $   4,469                   $   4,898                   $   5,807
 3/31/2001                     $   4,419                   $   4,699                   $   5,649
 4/30/2001                     $   4,967                   $   5,332                   $   6,259
 5/31/2001                     $   5,016                   $   5,293                   $   6,300
 6/30/2001                     $   4,977                   $   5,150                   $   6,092
 7/31/2001                     $   4,608                   $   4,708                   $   5,711
 8/31/2001                     $   4,728                   $   4,772                   $   5,719
 9/30/2001                     $   4,310                   $   4,342                   $   5,314
10/31/2001                     $   4,439                   $   4,442                   $   5,359
11/30/2001                     $   4,140                   $   4,269                   $   5,118
12/31/2001                     $   3,673                   $   3,752                   $   4,648
 1/31/2002                     $   3,473                   $   3,498                   $   4,333
 2/28/2002                     $   3,752                   $   3,679                   $   4,561
 3/31/2002                     $   3,951                   $   3,917                   $   4,786
 4/30/2002                     $   4,111                   $   4,175                   $   5,047
 5/31/2002                     $   4,519                   $   4,612                   $   5,551
 6/30/2002                     $   4,319                   $   4,409                   $   5,355
 7/31/2002                     $   4,270                   $   4,269                   $   5,170
 8/31/2002                     $   4,210                   $   4,168                   $   5,079
 9/30/2002                     $   4,090                   $   3,992                   $   4,921
10/31/2002                     $   3,772                   $   3,579                   $   4,557
11/30/2002                     $   3,742                   $   3,605                   $   4,584
12/31/2002                     $   3,712                   $   3,523                   $   4,549
 1/31/2003                     $   3,722                   $   3,502                   $   4,457
 2/28/2003                     $   3,991                   $   3,678                   $   4,650
 3/31/2003                     $   4,031                   $   3,593                   $   4,631
 4/30/2003                     $   4,210                   $   3,705                   $   4,759
 5/31/2003                     $   4,478                   $   3,873                   $   4,953
 6/30/2003                     $   4,837                   $   4,307                   $   5,321
 7/31/2003                     $   4,896                   $   4,357                   $   5,400
 8/31/2003                     $   5,324                   $   4,906                   $   5,920
 9/30/2003                     $   5,672                   $   5,250                   $   6,409
10/31/2003                     $   5,901                   $   5,639                   $   6,712
11/30/2003                     $   5,533                   $   5,251                   $   6,365
12/31/2003                     $   5,861                   $   5,624                   $   6,800
 1/31/2004                     $   6,150                   $   5,828                   $   6,945
 2/29/2004                     $   6,190                   $   5,811                   $   6,934
 3/31/2004                     $   7,453                   $   6,840                   $   8,182
 4/30/2004                     $   7,205                   $   6,619                   $   7,891
 5/31/2004                     $   6,856                   $   6,289                   $   7,584
 6/30/2004                     $   7,523                   $   6,948                   $   8,205
 7/31/2004                     $   7,045                   $   6,378                   $   7,626
 8/31/2004                     $   7,155                   $   6,443                   $   7,673
 9/30/2004                     $   6,986                   $   6,232                   $   7,469
10/31/2004                     $   7,125                   $   6,347                   $   7,596
11/30/2004                     $   7,344                   $   6,622                   $   7,904

   AVERAGE ANNUAL       ONE         FIVE          FROM
   TOTAL RETURN        YEAR         YEARS       8/9/1996
   ------------------------------------------------------
                       32.73%       6.57%         -3.65%

- THE MSCI JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Japan is courtesy of Citigroup Global Markets Inc. MSCI Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

THE PACIFIC RIM SMALL COMPANY SERIES VS.
MSCI PACIFIC RIM EX-JAPAN INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

               THE PACIFIC RIM     MSCI PACIFIC RIM EX-JAPAN      S&P/CITIGROUP EXTENDED MARKET
            SMALL COMPANY SERIES       INDEX (PRICE-ONLY)             INDEX-PAC RIM EX-JAPAN
    8/9/96             $  10,000                   $  10,000                         $  10,000
   8/30/96             $  10,009                   $  10,000                         $  10,000
   9/30/96             $  10,167                   $  10,114                         $  10,212
  10/31/96             $  10,276                   $  10,262                         $  10,421
  11/30/96             $  10,592                   $  10,796                         $  11,086
  12/31/96             $  10,344                   $  10,842                         $  11,122
   1/31/97             $  10,563                   $  11,049                         $  11,146
   2/28/97             $  11,156                   $  11,798                         $  11,732
   3/31/97             $  10,661                   $  11,219                         $  11,210
   4/30/97             $  10,414                   $  10,619                         $  10,987
   5/31/97             $  10,800                   $  11,070                         $  11,438
   6/30/97             $  10,899                   $  11,040                         $  11,592
   7/31/97             $  10,850                   $  10,944                         $  11,593
   8/31/97             $  10,246                   $   9,547                         $  10,747
   9/30/97             $   9,791                   $   9,236                         $  10,476
  10/31/97             $   7,415                   $   6,995                         $   7,981
  11/30/97             $   6,593                   $   6,343                         $   7,328
  12/31/97             $   6,009                   $   5,761                         $   7,042
   1/31/98             $   5,385                   $   5,097                         $   6,313
   2/28/98             $   6,851                   $   6,251                         $   7,431
   3/31/98             $   6,623                   $   6,016                         $   7,177
   4/30/98             $   6,009                   $   5,531                         $   6,802
   5/31/98             $   5,237                   $   4,863                         $   6,087
   6/30/98             $   4,484                   $   4,268                         $   5,444
   7/31/98             $   4,188                   $   4,144                         $   5,295
   8/31/98             $   3,534                   $   3,444                         $   4,440
   9/30/98             $   3,772                   $   3,790                         $   4,986
  10/31/98             $   4,435                   $   4,459                         $   5,773
  11/30/98             $   5,039                   $   4,869                         $   6,210
  12/31/98             $   4,891                   $   4,734                         $   6,039
   1/31/99             $   4,881                   $   4,806                         $   5,968
   2/28/99             $   4,673                   $   4,684                         $   5,944
   3/31/99             $   4,851                   $   4,966                         $   6,347
   4/30/99             $   6,118                   $   5,812                         $   7,289
   5/31/99             $   6,504                   $   5,645                         $   7,009
   6/30/99             $   7,811                   $   6,243                         $   7,639
   7/31/99             $   7,603                   $   6,244                         $   7,623
   8/31/99             $   7,514                   $   6,126                         $   7,495
   9/30/99             $   7,396                   $   5,921                         $   7,415
  10/31/99             $   7,396                   $   5,819                         $   7,269
  11/30/99             $   7,802                   $   6,087                         $   7,696
  12/31/99             $   8,366                   $   6,388                         $   8,183
 1/31/2000             $   8,187                   $   5,853                         $   7,674
 2/29/2000             $   8,316                   $   5,782                         $   7,424
 3/31/2000             $   8,247                   $   5,802                         $   7,578
 4/30/2000             $   7,386                   $   5,754                         $   7,049
 5/31/2000             $   6,822                   $   5,193                         $   6,627
 6/30/2000             $   7,425                   $   5,726                         $   7,509
 7/31/2000             $   7,386                   $   5,742                         $   7,489
 8/31/2000             $   7,495                   $   5,742                         $   7,703
 9/30/2000             $   6,822                   $   5,178                         $   7,025
10/31/2000             $   6,515                   $   4,950                         $   6,674
11/30/2000             $   6,614                   $   4,944                         $   6,717
12/31/2000             $   6,841                   $   5,150                         $   7,097
 1/31/2001             $   7,019                   $   5,248                         $   7,275
 2/28/2001             $   6,969                   $   5,132                         $   7,195
 3/31/2001             $   6,256                   $   4,527                         $   6,413
 4/30/2001             $   6,603                   $   4,834                         $   6,881
 5/31/2001             $   6,890                   $   4,871                         $   7,087
 6/30/2001             $   7,039                   $   5,025                         $   7,369
 7/31/2001             $   6,801                   $   4,883                         $   6,988
 8/31/2001             $   6,860                   $   4,944                         $   7,019
 9/30/2001             $   5,979                   $   4,347                         $   6,243
10/31/2001             $   6,435                   $   4,637                         $   6,763
11/30/2001             $   6,801                   $   4,880                         $   7,352
12/31/2001             $   6,890                   $   4,938                         $   7,498
 1/31/2002             $   7,227                   $   5,097                         $   7,877
 2/28/2002             $   7,296                   $   5,122                         $   8,088
 3/31/2002             $   7,613                   $   5,331                         $   8,594
 4/30/2002             $   7,663                   $   5,331                         $   8,396
 5/31/2002             $   8,098                   $   5,720                         $   8,723
 6/30/2002             $   7,840                   $   5,510                         $   8,393
 7/31/2002             $   7,375                   $   5,154                         $   7,940
 8/31/2002             $   7,514                   $   5,264                         $   8,075
 9/30/2002             $   7,009                   $   4,931                         $   7,352
10/31/2002             $   7,227                   $   5,037                         $   7,530
11/30/2002             $   7,296                   $   5,140                         $   7,842
12/31/2002             $   7,396                   $   5,212                         $   7,697
 1/31/2003             $   7,633                   $   5,404                         $   7,956
 2/28/2003             $   7,683                   $   5,302                         $   7,901
 3/31/2003             $   7,524                   $   5,253                         $   7,729
 4/30/2003             $   7,742                   $   5,527                         $   8,309
 5/31/2003             $   8,534                   $   5,912                         $   9,096
 6/30/2003             $   8,930                   $   6,205                         $   9,602
 7/31/2003             $   9,543                   $   6,344                         $   9,950
 8/31/2003             $  10,227                   $   6,640                         $  10,513
 9/30/2003             $  11,048                   $   7,130                         $  10,999
10/31/2003             $  11,691                   $   7,703                         $  11,873
11/30/2003             $  11,780                   $   7,661                         $  12,016
12/31/2003             $  12,305                   $   8,136                         $  12,736
 1/31/2004             $  13,077                   $   8,467                         $  13,114
 2/29/2004             $  13,483                   $   8,708                         $  13,586
 3/31/2004             $  13,057                   $   8,670                         $  13,609
 4/30/2004             $  12,107                   $   8,160                         $  12,786
 5/31/2004             $  12,018                   $   8,101                         $  12,700
 6/30/2004             $  12,068                   $   8,089                         $  12,754
 7/31/2004             $  12,285                   $   8,384                         $  12,857
 8/31/2004             $  12,582                   $   8,627                         $  13,508
 9/30/2004             $  13,354                   $   9,082                         $  14,315
10/31/2004             $  13,988                   $   9,644                         $  15,265
11/30/2004             $  15,008                   $  10,366                         $  16,571

   AVERAGE ANNUAL       ONE         FIVE          FROM
   TOTAL RETURN        YEAR         YEARS       8/9/1996
   -----------------------------------------------------
                       27.40%       14.87%        5.63%

- THE MSCI PACIFIC RIM EX-JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-PACIFIC RIM EX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Europe ex-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI Europe ex-UK Small Cap Index is courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

              THE UNITED KINGDOM SMALL      MSCI UK SMALL CAP       S&P/CITIGROUP EXTENDED
                    COMPANY SERIES         INDEX (PRICE-ONLY)     MARKET INDEX-UNITED KINGDOM
    8/9/96                   $  10,000               $  10,000                     $  10,000
   8/30/96                   $  10,240               $  10,308                     $  10,000
   9/30/96                   $  10,320               $  10,324                     $  10,017
  10/31/96                   $  10,819               $  10,799                     $  10,526
  11/30/96                   $  11,130               $  10,994                     $  10,863
  12/31/96                   $  11,549               $  11,311                     $  11,235
   1/31/97                   $  11,410               $  10,907                     $  10,966
   2/28/97                   $  11,800               $  11,306                     $  11,354
   3/31/97                   $  11,880               $  11,356                     $  11,280
   4/30/97                   $  11,690               $  11,184                     $  11,066
   5/31/97                   $  11,630               $  11,162                     $  11,101
   6/30/97                   $  11,511               $  11,281                     $  11,153
   7/31/97                   $  11,141               $  11,007                     $  11,072
   8/31/97                   $  11,431               $  11,269                     $  11,354
   9/30/97                   $  11,841               $  11,838                     $  11,907
  10/31/97                   $  12,262               $  12,087                     $  12,039
  11/30/97                   $  12,132               $  11,997                     $  12,108
  12/31/97                   $  12,012               $  11,971                     $  12,139
   1/31/98                   $  12,081               $  11,788                     $  12,313
   2/28/98                   $  12,541               $  12,452                     $  13,103
   3/31/98                   $  13,581               $  13,733                     $  14,302
   4/30/98                   $  13,631               $  13,947                     $  14,560
   5/31/98                   $  14,141               $  14,441                     $  14,978
   6/30/98                   $  13,631               $  13,938                     $  14,353
   7/31/98                   $  12,630               $  13,024                     $  13,888
   8/31/98                   $  11,370               $  11,371                     $  12,466
   9/30/98                   $  10,850               $  10,784                     $  12,070
  10/31/98                   $  10,610               $  10,940                     $  12,423
  11/30/98                   $  10,531               $  11,020                     $  12,603
  12/31/98                   $  10,720               $  11,135                     $  12,675
   1/31/99                   $  10,900               $  11,007                     $  13,048
   2/28/99                   $  11,260               $  11,283                     $  13,324
   3/31/99                   $  11,930               $  12,134                     $  13,872
   4/30/99                   $  12,731               $  13,189                     $  14,734
   5/31/99                   $  12,661               $  12,776                     $  14,309
   6/30/99                   $  12,981               $  12,941                     $  14,524
   7/31/99                   $  13,821               $  13,474                     $  15,238
   8/31/99                   $  14,271               $  13,862                     $  15,241
   9/30/99                   $  14,012               $  13,235                     $  14,801
  10/31/99                   $  13,832               $  12,829                     $  14,538
  11/30/99                   $  14,402               $  13,868                     $  15,756
  12/31/99                   $  15,272               $  14,955                     $  16,885
 1/31/2000                   $  15,723               $  14,688                     $  16,337
 2/29/2000                   $  15,392               $  15,479                     $  16,784
 3/31/2000                   $  15,172               $  15,218                     $  16,645
 4/30/2000                   $  13,883               $  13,926                     $  15,793
 5/31/2000                   $  13,302               $  13,110                     $  14,893
 6/30/2000                   $  14,413               $  14,084                     $  15,926
 7/31/2000                   $  14,513               $  14,135                     $  16,039
 8/31/2000                   $  14,793               $  14,420                     $  16,322
 9/30/2000                   $  14,822               $  13,790                     $  15,576
10/31/2000                   $  14,142               $  13,151                     $  15,080
11/30/2000                   $  13,511               $  12,669                     $  14,020
12/31/2000                   $  14,611               $  13,539                     $  15,258
 1/31/2001                   $  14,910               $  14,196                     $  15,312
 2/28/2001                   $  14,271               $  13,679                     $  14,788
 3/31/2001                   $  13,161               $  12,475                     $  13,541
 4/30/2001                   $  13,841               $  13,558                     $  14,329
 5/31/2001                   $  14,042               $  13,860                     $  14,589
 6/30/2001                   $  13,522               $  13,296                     $  14,029
 7/31/2001                   $  13,142               $  12,848                     $  13,747
 8/31/2001                   $  13,563               $  13,375                     $  13,995
 9/30/2001                   $  11,523               $  10,624                     $  11,983
10/31/2001                   $  12,043               $  11,237                     $  12,437
11/30/2001                   $  12,853               $  12,267                     $  13,135
12/31/2001                   $  13,383               $  12,661                     $  13,731
 1/31/2002                   $  13,023               $  11,963                     $  13,249
 2/28/2002                   $  13,153               $  11,960                     $  13,367
 3/31/2002                   $  13,813               $  12,811                     $  14,332
 4/30/2002                   $  14,424               $  13,246                     $  14,624
 5/31/2002                   $  14,584               $  13,043                     $  14,739
 6/30/2002                   $  14,003               $  12,226                     $  14,059
 7/31/2002                   $  12,994               $  10,849                     $  12,806
 8/31/2002                   $  13,013               $  10,911                     $  12,805
 9/30/2002                   $  11,912               $  10,119                     $  11,674
10/31/2002                   $  11,853               $  10,096                     $  11,997
11/30/2002                   $  12,253               $  10,261                     $  12,244
12/31/2002                   $  12,224               $   9,944                     $  12,020
 1/31/2003                   $  11,934               $   9,177                     $  11,412
 2/28/2003                   $  11,534               $   8,894                     $  11,027
 3/31/2003                   $  11,434               $   8,847                     $  10,951
 4/30/2003                   $  12,515               $   9,958                     $  12,284
 5/31/2003                   $  14,015               $  11,377                     $  13,659
 6/30/2003                   $  14,815               $  11,730                     $  13,978
 7/31/2003                   $  15,405               $  12,436                     $  14,545
 8/31/2003                   $  16,055               $  13,003                     $  14,926
 9/30/2003                   $  16,686               $  13,308                     $  15,364
10/31/2003                   $  17,636               $  14,354                     $  16,709
11/30/2003                   $  17,726               $  14,449                     $  16,925
12/31/2003                   $  18,717               $  15,233                     $  17,908
 1/31/2004                   $  20,107               $  16,507                     $  18,916
 2/29/2004                   $  21,278               $  17,617                     $  20,076
 3/31/2004                   $  20,987               $  17,476                     $  19,948
 4/30/2004                   $  20,237               $  16,831                     $  19,249
 5/31/2004                   $  20,267               $  16,757                     $  19,569
 6/30/2004                   $  20,957               $  17,281                     $  20,017
 7/31/2004                   $  20,187               $  16,450                     $  19,338
 8/31/2004                   $  20,047               $  16,193                     $  19,319
 9/30/2004                   $  20,617               $  16,663                     $  20,078
10/31/2004                   $  21,268               $  17,269                     $  20,578
11/30/2004                   $  22,988               $  18,644                     $  22,330

   AVERAGE ANNUAL       ONE         FIVE          FROM
   TOTAL RETURN        YEAR         YEARS       8/9/1996
   -----------------------------------------------------
                       29.68%       9.80%         10.53%

- THE MSCI UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI UK Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX-UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

           THE CONTINENTAL SMALL   MSCI EUROPE EX-UK SMALL CAP      S&P/CITIGROUP EXTENDED MARKET
                COMPANY SERIES          INDEX (PRICE-ONLY)          INDEX-EUROPE EX-UNITED KINGDOM
    8/9/96             $  10,000                     $  10,000                         $  10,000
   8/30/96             $   9,900                     $  10,000                         $  10,000
   9/30/96             $   9,761                     $  10,025                         $   9,977
  10/31/96             $   9,940                     $  10,112                         $  10,032
  11/30/96             $  10,128                     $  10,413                         $  10,279
  12/31/96             $  10,326                     $  10,687                         $  10,461
   1/31/97             $  10,584                     $  11,118                         $  10,657
   2/28/97             $  10,604                     $  11,105                         $  10,763
   3/31/97             $  10,980                     $  11,486                         $  11,103
   4/30/97             $  10,683                     $  11,061                         $  10,873
   5/31/97             $  11,118                     $  11,536                         $  11,420
   6/30/97             $  11,504                     $  11,889                         $  11,807
   7/31/97             $  11,474                     $  11,958                         $  11,955
   8/31/97             $  11,296                     $  11,808                         $  11,487
   9/30/97             $  12,098                     $  12,548                         $  12,326
  10/31/97             $  11,752                     $  12,030                         $  11,841
  11/30/97             $  11,495                     $  11,790                         $  11,785
  12/31/97             $  11,585                     $  11,847                         $  11,979
   1/31/98             $  12,011                     $  12,282                         $  12,438
   2/28/98             $  12,912                     $  13,164                         $  13,488
   3/31/98             $  14,140                     $  14,348                         $  14,596
   4/30/98             $  14,704                     $  14,855                         $  14,986
   5/31/98             $  15,486                     $  15,534                         $  15,884
   6/30/98             $  15,080                     $  14,783                         $  15,498
   7/31/98             $  15,139                     $  14,823                         $  15,825
   8/31/98             $  13,565                     $  12,702                         $  13,676
   9/30/98             $  12,922                     $  11,861                         $  12,992
  10/31/98             $  13,298                     $  12,388                         $  13,757
  11/30/98             $  13,783                     $  12,716                         $  14,248
  12/31/98             $  13,911                     $  12,782                         $  14,758
   1/31/99             $  13,199                     $  12,257                         $  14,459
   2/28/99             $  12,951                     $  11,974                         $  13,941
   3/31/99             $  12,753                     $  11,913                         $  13,824
   4/30/99             $  13,129                     $  12,431                         $  14,277
   5/31/99             $  12,990                     $  12,234                         $  14,013
   6/30/99             $  13,080                     $  12,197                         $  14,221
   7/31/99             $  13,367                     $  12,333                         $  14,514
   8/31/99             $  13,457                     $  12,418                         $  14,737
   9/30/99             $  13,516                     $  12,367                         $  14,630
  10/31/99             $  13,317                     $  12,147                         $  14,559
  11/30/99             $  12,971                     $  11,861                         $  14,881
  12/31/99             $  13,585                     $  12,661                         $  16,542
 1/31/2000             $  13,356                     $  12,932                         $  16,123
 2/29/2000             $  14,227                     $  13,767                         $  17,491
 3/31/2000             $  14,267                     $  13,593                         $  17,258
 4/30/2000             $  13,544                     $  12,868                         $  16,164
 5/31/2000             $  13,950                     $  12,954                         $  16,156
 6/30/2000             $  14,494                     $  13,194                         $  16,721
 7/31/2000             $  14,187                     $  13,119                         $  16,556
 8/31/2000             $  14,207                     $  13,131                         $  16,619
 9/30/2000             $  13,930                     $  12,839                         $  15,744
10/31/2000             $  13,306                     $  12,180                         $  14,935
11/30/2000             $  13,315                     $  11,960                         $  14,324
12/31/2000             $  14,226                     $  12,564                         $  15,337
 1/31/2001             $  14,621                     $  13,249                         $  15,650
 2/28/2001             $  14,384                     $  12,708                         $  14,820
 3/31/2001             $  13,255                     $  11,495                         $  13,331
 4/30/2001             $  13,740                     $  11,983                         $  14,066
 5/31/2001             $  13,573                     $  11,719                         $  13,663
 6/30/2001             $  13,167                     $  11,097                         $  12,994
 7/31/2001             $  13,345                     $  10,989                         $  12,926
 8/31/2001             $  13,443                     $  10,891                         $  12,750
 9/30/2001             $  11,731                     $   9,245                         $  10,766
10/31/2001             $  12,077                     $   9,839                         $  11,378
11/30/2001             $  12,591                     $  10,577                         $  12,061
12/31/2001             $  12,699                     $  10,663                         $  12,207
 1/31/2002             $  12,710                     $  10,666                         $  12,020
 2/28/2002             $  12,898                     $  10,716                         $  12,144
 3/31/2002             $  13,561                     $  11,365                         $  12,975
 4/30/2002             $  14,104                     $  11,628                         $  13,182
 5/31/2002             $  14,669                     $  11,785                         $  13,492
 6/30/2002             $  14,669                     $  11,487                         $  13,130
 7/31/2002             $  13,520                     $  10,258                         $  11,589
 8/31/2002             $  13,342                     $   9,989                         $  11,427
 9/30/2002             $  11,946                     $   8,717                         $   9,930
10/31/2002             $  12,313                     $   9,237                         $  10,607
11/30/2002             $  12,996                     $   9,742                         $  11,277
12/31/2002             $  13,234                     $   9,509                         $  11,061
 1/31/2003             $  13,145                     $   9,378                         $  10,769
 2/28/2003             $  12,759                     $   8,966                         $  10,312
 3/31/2003             $  12,680                     $   8,903                         $  10,277
 4/30/2003             $  14,263                     $  10,142                         $  11,661
 5/31/2003             $  15,718                     $  11,078                         $  12,676
 6/30/2003             $  15,976                     $  11,222                         $  12,856
 7/31/2003             $  16,540                     $  11,603                         $  13,358
 8/31/2003             $  16,906                     $  11,936                         $  13,747
 9/30/2003             $  17,776                     $  12,605                         $  14,298
10/31/2003             $  18,875                     $  13,654                         $  15,324
11/30/2003             $  19,865                     $  14,375                         $  16,123
12/31/2003             $  21,102                     $  15,118                         $  17,051
 1/31/2004             $  22,121                     $  15,873                         $  17,675
 2/29/2004             $  22,864                     $  16,407                         $  18,159
 3/31/2004             $  22,398                     $  15,783                         $  17,797
 4/30/2004             $  22,131                     $  15,478                         $  17,703
 5/31/2004             $  22,379                     $  15,445                         $  17,944
 6/30/2004             $  23,052                     $  15,963                         $  18,398
 7/31/2004             $  22,309                     $  15,307                         $  17,712
 8/31/2004             $  22,448                     $  15,351                         $  17,772
 9/30/2004             $  23,616                     $  16,201                         $  18,634
10/31/2004             $  24,507                     $  16,881                         $  19,247
11/30/2004             $  27,130                     $  18,741                         $  21,010

   AVERAGE ANNUAL       ONE         FIVE          FROM
   TOTAL RETURN        YEAR         YEARS       8/9/1996
   -----------------------------------------------------
                       36.57%       15.68%        12.77%

- THE MSCI EUROPE EX-UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EUROPE EX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Europe ex-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI Europe ex-UK Small Cap Index is courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                               MSCI EMERGING MARKETS
              THE EMERGING MARKETS SERIES     FREE INDEX (PRICE-ONLY)
  11/30/94                      $   9,850                   $  10,000
  12/31/94                      $   9,140                   $   9,190
   1/31/95                      $   8,291                   $   8,207
   2/28/95                      $   8,248                   $   7,988
   3/31/95                      $   8,611                   $   8,020
   4/30/95                      $   9,036                   $   8,364
   5/31/95                      $   9,677                   $   8,787
   6/30/95                      $   9,737                   $   8,795
   7/31/95                      $  10,127                   $   8,978
   8/31/95                      $   9,746                   $   8,755
   9/30/95                      $   9,564                   $   8,702
  10/31/95                      $   9,244                   $   8,360
  11/30/95                      $   9,205                   $   8,204
  12/31/95                      $   9,484                   $   8,552
   1/31/96                      $  10,507                   $   9,151
   2/29/96                      $  10,288                   $   8,991
   3/31/96                      $  10,376                   $   9,044
   4/30/96                      $  10,674                   $   9,374
   5/31/96                      $  10,674                   $   9,309
   6/30/96                      $  10,761                   $   9,347
   7/31/96                      $   9,842                   $   8,692
   8/31/96                      $  10,122                   $   8,901
   9/30/96                      $  10,340                   $   8,966
  10/31/96                      $  10,113                   $   8,721
  11/30/96                      $  10,472                   $   8,856
  12/31/96                      $  10,612                   $   8,885
   1/31/97                      $  11,697                   $   9,483
   2/28/97                      $  11,845                   $   9,882
   3/31/97                      $  11,512                   $   9,599
   4/30/97                      $  11,066                   $   9,582
   5/31/97                      $  11,617                   $   9,830
   6/30/97                      $  12,098                   $  10,336
   7/31/97                      $  12,115                   $  10,469
   8/31/97                      $  10,348                   $   9,125
   9/30/97                      $  10,777                   $   9,363
  10/31/97                      $   9,185                   $   7,819
  11/30/97                      $   8,704                   $   7,529
  12/31/97                      $   8,634                   $   7,693
   1/31/98                      $   8,477                   $   7,084
   2/28/98                      $   9,308                   $   7,819
   3/31/98                      $   9,632                   $   8,132
   4/30/98                      $   9,483                   $   8,028
   5/31/98                      $   8,390                   $   6,903
   6/30/98                      $   7,647                   $   6,165
   7/31/98                      $   7,962                   $   6,338
   8/31/98                      $   5,950                   $   4,482
   9/30/98                      $   5,959                   $   4,754
  10/31/98                      $   6,930                   $   5,249
  11/30/98                      $   7,630                   $   5,679
  12/31/98                      $   7,849                   $   5,576
   1/31/99                      $   7,656                   $   5,482
   2/28/99                      $   7,735                   $   5,531
   3/31/99                      $   8,435                   $   6,243
   4/30/99                      $   9,940                   $   7,006
   5/31/99                      $   9,931                   $   6,944
   6/30/99                      $  10,903                   $   7,717
   7/31/99                      $  10,737                   $   7,496
   8/31/99                      $  10,693                   $   7,559
   9/30/99                      $  10,343                   $   7,293
  10/31/99                      $  10,745                   $   7,442
  11/30/99                      $  11,734                   $   8,107
  12/31/99                      $  13,519                   $   9,127
 1/31/2000                      $  13,309                   $   9,164
 2/29/2000                      $  12,959                   $   9,282
 3/31/2000                      $  13,038                   $   9,313
 4/30/2000                      $  12,199                   $   8,417
 5/31/2000                      $  11,525                   $   8,051
 6/30/2000                      $  11,762                   $   8,308
 7/31/2000                      $  11,070                   $   7,871
 8/31/2000                      $  11,193                   $   7,899
 9/30/2000                      $  10,388                   $   7,199
10/31/2000                      $   9,732                   $   6,673
11/30/2000                      $   9,119                   $   6,086
12/31/2000                      $   9,609                   $   6,225
 1/31/2001                      $  10,598                   $   7,068
 2/28/2001                      $   9,644                   $   6,509
 3/31/2001                      $   8,690                   $   5,840
 4/30/2001                      $   9,075                   $   6,112
 5/31/2001                      $   9,137                   $   6,165
 6/30/2001                      $   8,944                   $   6,022
 7/31/2001                      $   8,638                   $   5,626
 8/31/2001                      $   8,717                   $   5,561
 9/30/2001                      $   7,290                   $   4,688
10/31/2001                      $   7,509                   $   4,977
11/30/2001                      $   8,340                   $   5,491
12/31/2001                      $   8,987                   $   5,919
 1/31/2002                      $   9,486                   $   6,112
 2/28/2002                      $   9,363                   $   6,206
 3/31/2002                      $   9,766                   $   6,554
 4/30/2002                      $   9,872                   $   6,580
 5/31/2002                      $   9,618                   $   6,458
 6/30/2002                      $   8,892                   $   5,963
 7/31/2002                      $   8,463                   $   5,494
 8/31/2002                      $   8,489                   $   5,574
 9/30/2002                      $   7,596                   $   4,962
10/31/2002                      $   7,912                   $   5,281
11/30/2002                      $   8,515                   $   5,639
12/31/2002                      $   8,174                   $   5,447
 1/31/2003                      $   8,165                   $   5,416
 2/28/2003                      $   8,042                   $   5,245
 3/31/2003                      $   7,911                   $   5,077
 4/30/2003                      $   8,979                   $   5,504
 5/31/2003                      $   9,636                   $   5,882
 6/30/2003                      $  10,012                   $   6,204
 7/31/2003                      $  10,214                   $   6,575
 8/31/2003                      $  10,677                   $   7,002
 9/30/2003                      $  11,159                   $   7,041
10/31/2003                      $  12,008                   $   7,628
11/30/2003                      $  11,894                   $   7,707
12/31/2003                      $  13,146                   $   8,256
 1/31/2004                      $  13,399                   $   8,525
 2/29/2004                      $  13,994                   $   8,908
 3/31/2004                      $  14,091                   $   8,989
 4/30/2004                      $  13,198                   $   8,229
 5/31/2004                      $  13,049                   $   8,041
 6/30/2004                      $  13,286                   $   8,059
 7/31/2004                      $  13,277                   $   7,890
 8/31/2004                      $  13,644                   $   8,200
 9/30/2004                      $  14,415                   $   8,655
10/31/2004                      $  14,817                   $   8,843
11/30/2004                      $  16,112                   $   9,658

   AVERAGE ANNUAL       ONE         FIVE          TEN
   TOTAL RETURN        YEAR         YEARS        YEARS
   -----------------------------------------------------
                       35.47%       6.43%         4.88%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
DECEMBER 2, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                      THE EMERGING MARKETS     MSCI EMERGING MARKETS
                        SMALL CAP SERIES      FREE INDEX (PRICE-ONLY)
   12/2/96                       $  10,000                  $  10,000
  12/31/96                       $   9,880                  $  10,000
   1/31/97                       $  10,880                  $  10,673
   2/28/97                       $  11,138                  $  11,122
   3/31/97                       $  10,692                  $  10,803
   4/30/97                       $  10,088                  $  10,785
   5/31/97                       $  10,247                  $  11,064
   6/30/97                       $  10,652                  $  11,633
   7/31/97                       $  10,692                  $  11,783
   8/31/97                       $   9,296                  $  10,270
   9/30/97                       $   9,483                  $  10,538
  10/31/97                       $   8,424                  $   8,800
  11/30/97                       $   7,849                  $   8,474
  12/31/97                       $   7,612                  $   8,658
   1/31/98                       $   6,909                  $   7,973
   2/28/98                       $   7,216                  $   8,800
   3/31/98                       $   7,562                  $   9,152
   4/30/98                       $   7,790                  $   9,035
   5/31/98                       $   7,344                  $   7,769
   6/30/98                       $   6,869                  $   6,939
   7/31/98                       $   7,057                  $   7,134
   8/31/98                       $   5,404                  $   5,045
   9/30/98                       $   5,187                  $   5,350
  10/31/98                       $   5,850                  $   5,907
  11/30/98                       $   6,622                  $   6,392
  12/31/98                       $   6,840                  $   6,276
   1/31/99                       $   6,543                  $   6,170
   2/28/99                       $   6,543                  $   6,225
   3/31/99                       $   7,177                  $   7,026
   4/30/99                       $   8,721                  $   7,885
   5/31/99                       $   9,028                  $   7,815
   6/30/99                       $  10,157                  $   8,686
   7/31/99                       $  10,098                  $   8,436
   8/31/99                       $  10,296                  $   8,507
   9/30/99                       $  10,167                  $   8,209
  10/31/99                       $  10,514                  $   8,376
  11/30/99                       $  11,355                  $   9,124
  12/31/99                       $  12,780                  $  10,273
 1/31/2000                       $  13,037                  $  10,314
 2/29/2000                       $  12,858                  $  10,447
 3/31/2000                       $  12,818                  $  10,481
 4/30/2000                       $  11,887                  $   9,473
 5/31/2000                       $  11,224                  $   9,061
 6/30/2000                       $  11,204                  $   9,351
 7/31/2000                       $  10,838                  $   8,859
 8/31/2000                       $  10,797                  $   8,890
 9/30/2000                       $  10,115                  $   8,102
10/31/2000                       $   9,313                  $   7,511
11/30/2000                       $   8,709                  $   6,850
12/31/2000                       $   8,719                  $   7,006
 1/31/2001                       $   9,204                  $   7,955
 2/28/2001                       $   8,640                  $   7,326
 3/31/2001                       $   7,917                  $   6,573
 4/30/2001                       $   8,126                  $   6,879
 5/31/2001                       $   8,215                  $   6,939
 6/30/2001                       $   8,225                  $   6,778
 7/31/2001                       $   8,076                  $   6,332
 8/31/2001                       $   8,027                  $   6,259
 9/30/2001                       $   6,790                  $   5,277
10/31/2001                       $   7,136                  $   5,601
11/30/2001                       $   7,878                  $   6,180
12/31/2001                       $   8,492                  $   6,662
 1/31/2002                       $   9,145                  $   6,879
 2/28/2002                       $   9,046                  $   6,984
 3/31/2002                       $   9,621                  $   7,376
 4/30/2002                       $   9,888                  $   7,406
 5/31/2002                       $   9,819                  $   7,268
 6/30/2002                       $   9,176                  $   6,711
 7/31/2002                       $   8,750                  $   6,184
 8/31/2002                       $   8,858                  $   6,273
 9/30/2002                       $   7,849                  $   5,585
10/31/2002                       $   8,175                  $   5,943
11/30/2002                       $   8,809                  $   6,346
12/31/2002                       $   8,522                  $   6,130
 1/31/2003                       $   8,680                  $   6,095
 2/28/2003                       $   8,581                  $   5,903
 3/31/2003                       $   8,522                  $   5,714
 4/30/2003                       $   9,620                  $   6,195
 5/31/2003                       $  10,352                  $   6,620
 6/30/2003                       $  10,798                  $   6,982
 7/31/2003                       $  11,025                  $   7,400
 8/31/2003                       $  11,688                  $   7,881
 9/30/2003                       $  12,133                  $   7,925
10/31/2003                       $  13,192                  $   8,586
11/30/2003                       $  13,460                  $   8,674
12/31/2003                       $  14,805                  $   9,292
 1/31/2004                       $  15,251                  $   9,595
 2/29/2004                       $  15,894                  $  10,026
 3/31/2004                       $  16,161                  $  10,117
 4/30/2004                       $  15,271                  $   9,261
 5/31/2004                       $  14,637                  $   9,051
 6/30/2004                       $  14,756                  $   9,070
 7/31/2004                       $  14,865                  $   8,880
 8/31/2004                       $  15,360                  $   9,229
 9/30/2004                       $  16,211                  $   9,741
10/31/2004                       $  16,626                  $   9,953
11/30/2004                       $  18,200                  $  10,870

   AVERAGE ANNUAL       ONE         FIVE         FROM
   TOTAL RETURN        YEAR         YEARS      12/2/1996
   -----------------------------------------------------
                       35.22%       9.67%         7.78%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
FEBRUARY 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                 DFA TWO-YEAR GLOBAL       MERRILL LYNCH 1-3 YEAR
               FIXED INCOME PORTFOLIO     GOVERNMENT/CORPORATE INDEX
    2/9/96                  $  10,000
   2/29/96                  $  10,000                       $  10,000
   3/31/96                  $  10,046                       $   9,993
   4/30/96                  $  10,096                       $  10,002
   5/31/96                  $  10,147                       $  10,023
   6/30/96                  $  10,184                       $  10,096
   7/31/96                  $  10,256                       $  10,137
   8/31/96                  $  10,357                       $  10,172
   9/30/96                  $  10,429                       $  10,265
  10/31/96                  $  10,520                       $  10,381
  11/30/96                  $  10,592                       $  10,461
  12/31/96                  $  10,635                       $  10,462
   1/31/97                  $  10,709                       $  10,511
   2/28/97                  $  10,750                       $  10,536
   3/31/97                  $  10,747                       $  10,534
   4/30/97                  $  10,811                       $  10,620
   5/31/97                  $  10,884                       $  10,694
   6/30/97                  $  10,962                       $  10,767
   7/31/97                  $  11,016                       $  10,887
   8/31/97                  $  11,059                       $  10,898
   9/30/97                  $  11,128                       $  10,981
  10/31/97                  $  11,171                       $  11,061
  11/30/97                  $  11,204                       $  11,087
  12/31/97                  $  11,260                       $  11,163
   1/31/98                  $  11,351                       $  11,271
   2/28/98                  $  11,396                       $  11,282
   3/31/98                  $  11,458                       $  11,331
   4/30/98                  $  11,492                       $  11,385
   5/31/98                  $  11,561                       $  11,448
   6/30/98                  $  11,603                       $  11,507
   7/31/98                  $  11,661                       $  11,562
   8/31/98                  $  11,741                       $  11,698
   9/30/98                  $  11,814                       $  11,850
  10/31/98                  $  11,872                       $  11,902
  11/30/98                  $  11,918                       $  11,890
  12/31/98                  $  11,988                       $  11,936
   1/31/99                  $  12,047                       $  11,987
   2/28/99                  $  12,094                       $  11,935
   3/31/99                  $  12,149                       $  12,022
   4/30/99                  $  12,196                       $  12,064
   5/31/99                  $  12,219                       $  12,057
   6/30/99                  $  12,269                       $  12,094
   7/31/99                  $  12,294                       $  12,127
   8/31/99                  $  12,342                       $  12,159
   9/30/99                  $  12,405                       $  12,241
  10/31/99                  $  12,429                       $  12,277
  11/30/99                  $  12,478                       $  12,304
  12/31/99                  $  12,537                       $  12,326
 1/31/2000                  $  12,562                       $  12,323
 2/29/2000                  $  12,638                       $  12,406
 3/31/2000                  $  12,693                       $  12,479
 4/30/2000                  $  12,745                       $  12,508
 5/31/2000                  $  12,783                       $  12,553
 6/30/2000                  $  12,860                       $  12,690
 7/31/2000                  $  12,925                       $  12,776
 8/31/2000                  $  13,003                       $  12,874
 9/30/2000                  $  13,091                       $  12,975
10/31/2000                  $  13,157                       $  13,036
11/30/2000                  $  13,249                       $  13,164
12/31/2000                  $  13,347                       $  13,322
 1/31/2001                  $  13,444                       $  13,500
 2/28/2001                  $  13,499                       $  13,589
 3/31/2001                  $  13,560                       $  13,709
 4/30/2001                  $  13,616                       $  13,747
 5/31/2001                  $  13,658                       $  13,835
 6/30/2001                  $  13,708                       $  13,888
 7/31/2001                  $  13,793                       $  14,057
 8/31/2001                  $  13,864                       $  14,146
 9/30/2001                  $  14,043                       $  14,369
10/31/2001                  $  14,156                       $  14,511
11/30/2001                  $  14,142                       $  14,474
12/31/2001                  $  14,156                       $  14,482
 1/31/2002                  $  14,199                       $  14,513
 2/28/2002                  $  14,256                       $  14,577
 3/31/2002                  $  14,173                       $  14,485
 4/30/2002                  $  14,302                       $  14,644
 5/31/2002                  $  14,373                       $  14,720
 6/30/2002                  $  14,472                       $  14,834
 7/31/2002                  $  14,630                       $  14,989
 8/31/2002                  $  14,687                       $  15,061
 9/30/2002                  $  14,753                       $  15,185
10/31/2002                  $  14,811                       $  15,214
11/30/2002                  $  14,781                       $  15,209
12/31/2002                  $  14,903                       $  15,364
 1/31/2003                  $  14,917                       $  15,386
 2/28/2003                  $  14,977                       $  15,464
 3/31/2003                  $  15,003                       $  15,498
 4/30/2003                  $  15,048                       $  15,552
 5/31/2003                  $  15,108                       $  15,636
 6/30/2003                  $  15,126                       $  15,669
 7/31/2003                  $  15,037                       $  15,575
 8/31/2003                  $  15,037                       $  15,589
 9/30/2003                  $  15,178                       $  15,748
10/31/2003                  $  15,118                       $  15,690
11/30/2003                  $  15,118                       $  15,690
12/31/2003                  $  15,189                       $  15,789
 1/31/2004                  $  15,219                       $  15,828
 2/29/2004                  $  15,295                       $  15,909
 3/31/2004                  $  15,333                       $  15,965
 4/30/2004                  $  15,196                       $  15,811
 5/31/2004                  $  15,165                       $  15,785
 6/30/2004                  $  15,149                       $  15,785
 7/31/2004                  $  15,210                       $  15,855
 8/31/2004                  $  15,302                       $  15,974
 9/30/2004                  $  15,294                       $  15,964
10/31/2004                  $  15,325                       $  16,017
11/30/2004                  $  15,279                       $  15,940

   AVERAGE ANNUAL       ONE         FIVE         FROM
   TOTAL RETURN        YEAR         YEARS      2/9/1996
   -----------------------------------------------------
                       1.22%        4.26%         5.06%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                                  BEGINNING       ENDING                        EXPENSES
                                                   ACCOUNT       ACCOUNT        ANNUALIZED        PAID
                                                    VALUE         VALUE          EXPENSE         DURING
                                                    6/1/04       11/30/04         RATIO          PERIOD*
                                                ------------   ------------     ----------    ------------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,056.20       0.05%       $       0.26
Hypothetical 5% Return                          $   1,000.00   $   1,024.75       0.05%       $       0.25

THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                              $   1,000.00   $   1,108.10       0.14%       $       0.74
Hypothetical 5% Return                          $   1,000.00   $   1,024.30       0.14%       $       0.71

                                                  BEGINNING       ENDING                        EXPENSES
                                                   ACCOUNT       ACCOUNT        ANNUALIZED        PAID
                                                    VALUE         VALUE          EXPENSE         DURING
                                                    6/01/04      11/30/04         RATIO          PERIOD*
                                                ------------   ------------     ----------    ------------
THE U.S. SMALL CAP SERIES
Actual Fund Return                              $   1,000.00   $   1,112.30       0.25%       $       1.32
Hypothetical 5% Return                          $   1,000.00   $   1,023.75       0.25%       $       1.26

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                              $   1,000.00   $   1,169.50       0.28%       $       1.52
Hypothetical 5% Return                          $   1,000.00   $   1,023.60       0.28%       $       1.42

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,071.10       0.26%       $       1.35
Hypothetical 5% Return                          $   1,000.00   $   1,023.70       0.26%       $       1.32

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,248.80       0.30%       $       1.69
Hypothetical 5% Return                          $   1,000.00   $   1,023.50       0.30%       $       1.52

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,134.30       0.26%       $       1.39
Hypothetical 5% Return                          $   1,000.00   $   1,023.70       0.26%       $       1.32

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,212.30       0.25%       $       1.38
Hypothetical 5% Return                          $   1,000.00   $   1,023.75       0.25%       $       1.26

THE EMERGING MARKETS SERIES
Actual Fund Return                              $   1,000.00   $   1,234.70       0.30%       $       1.68
Hypothetical 5% Return                          $   1,000.00   $   1,023.50       0.30%       $       1.52

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                              $   1,000.00   $   1,243.40       0.48%       $       2.69
Hypothetical 5% Return                          $   1,000.00   $   1,022.60       0.48%       $       2.43

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Actual Fund Return                              $   1,000.00   $   1,008.10       0.11%       $       0.55
Hypothetical 5% Return                          $   1,000.00   $   1,024.45       0.11%       $       0.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                          THE U.S. LARGE COMPANY SERIES

Financials                                                                  20.0%
Information Technology                                                      16.3
Health Care                                                                 12.4
Industrials                                                                 11.9
Consumer Discretionary                                                      11.4
Consumer Staples                                                            10.5
Energy                                                                       7.5
Telecommunication Services                                                   3.3
Materials                                                                    3.2
Utilities                                                                    3.0
REITS                                                                        0.5
                                                                           -----
                                                                           100.0%
                                                                           =====

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                      30.2%
Financials                                                                  25.4
Industrials                                                                  9.4
Energy                                                                       8.3
Materials                                                                    6.8
Information Technology                                                       5.8
Health Care                                                                  5.2
Consumer Staples                                                             4.8
Telecommunication Services                                                   3.6
Utilities                                                                    0.5
                                                                           -----
                                                                           100.0%
                                                                           =====

                            THE U.S. SMALL CAP SERIES

Information Technology                                                      20.7%
Consumer Discretionary                                                      16.5
Industrials                                                                 15.6
Health Care                                                                 14.8
Financials                                                                  13.1
Materials                                                                    6.3
Energy                                                                       5.8
Consumer Staples                                                             3.4
Utilities                                                                    2.6
Telecommunication Services                                                   1.0
Other                                                                        0.2
                                                                           -----
                                                                           100.0%
                                                                           =====

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                  36.5%
Consumer Discretionary                                                      17.0
Materials                                                                   13.7
Industrials                                                                 12.2
Telecommunication Service                                                    5.6
Consumer Staples                                                             4.5
Utilities                                                                    3.5
Energy                                                                       3.3
Health Care                                                                  2.0
Information Technology                                                       1.7
                                                                           -----
                                                                           100.0%
                                                                           =====

                        THE JAPANESE SMALL COMPANY SERIES

Industrials                                                                 27.9%
Consumer Discretionary                                                      22.2
Information Technology                                                      11.5
Materials                                                                   11.4
Financials                                                                  10.7
Consumer Staples                                                            10.6
Health Care                                                                  3.7
Energy                                                                       1.3
Utilities                                                                    0.7
                                                                           -----
                                                                           100.0%
                                                                           =====

                      THE PACIFIC RIM SMALL COMPANY SERIES

Industrials                                                                 20.8%
Consumer Discretionary                                                      20.6
Financials                                                                  15.2
Materials                                                                   14.6
Information Technology                                                       8.8
Health Care                                                                  7.4
Consumer Staples                                                             5.5
Energy                                                                       3.7
Utilities                                                                    2.0
Telecommunication Service                                                    1.4
                                                                           -----
                                                                           100.0%
                                                                           =====

                     THE UNITED KINGDOM SMALL COMPANY SERIES

Industrials                                                                 29.1%
Consumer Discretionary                                                      25.1
Financials                                                                  14.1
Information Technology                                                      10.5
Consumer Staples                                                             6.9
Energy                                                                       4.1
Materials                                                                    4.1
Health Care                                                                  3.9
Telecommunication Service                                                    1.2
Utilities                                                                    1.0
                                                                           -----
                                                                           100.0%
                                                                           =====

                      THE CONTINENTAL SMALL COMPANY SERIES

Industrials                                                                 24.9%
Consumer Discretionary                                                      18.1
Financials                                                                  18.0
Materials                                                                   10.0
Information Technology                                                       8.8
Consumer Staples                                                             7.3
Health Care                                                                  6.1
Energy                                                                       3.3
Utilities                                                                    2.7
Telecommunication Service                                                    0.8
                                                                           -----
                                                                           100.0%
                                                                           =====

                           THE EMERGING MARKETS SERIES

Financials                                                                  25.6%
Telecommunication Service                                                   17.4
Materials                                                                   16.6
Consumer Staples                                                            10.5
Consumer Discretionary                                                       7.4
Information Technology                                                       7.1
Industrials                                                                  6.1
Utilities                                                                    4.0
Energy                                                                       3.1
Health Care                                                                  2.2
                                                                           -----
                                                                           100.0%
                                                                           =====

                      THE EMERGING MARKETS SMALL CAP SERIES

Consumer Discretionary                                                      19.2%
Materials                                                                   19.1
Industrials                                                                 15.4
Financials                                                                  14.6
Consumer Staples                                                            11.8
Information Technology                                                       8.8
Health Care                                                                  3.8
Telecommunication Service                                                    3.5
Utilities                                                                    2.6
Energy                                                                       1.2
                                                                           -----
                                                                           100.0%
                                                                           =====

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

Government                                                                  38.3%
Foreign Government                                                          23.7
Foreign Corporate                                                           16.5
Supranational                                                               13.8
Corporate                                                                    7.7
                                                                           -----
                                                                           100.0%
                                                                           =====

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
COMMON STOCKS -- (88.1%)
   3M Co.                                                                        244,500   $    19,459,755
   Abbott Laboratories                                                           487,600        20,459,696
   Ace, Ltd.                                                                      88,700         3,585,254
 * ADC Telecommunications, Inc.                                                  252,600           593,610
 # Adobe Systems, Inc.                                                            74,900         4,535,944
 * Advanced Micro Devices, Inc.                                                  110,900         2,359,952
 * AES Corp.                                                                     201,900         2,471,256
   Aetna, Inc.                                                                    48,000         5,688,480
 * Affiliated Computer Services, Inc.
     Class A                                                                      40,000         2,367,200
   AFLAC, Inc.                                                                   158,400         5,959,008
 * Agilent Technologies, Inc.                                                    151,700         3,472,413
   Air Products & Chemicals, Inc.                                                 71,000         4,064,750
   Alberto-Culver Co. Class B                                                     28,300         1,310,290
 # Albertson's, Inc.                                                             114,900         2,906,970
 # Alcoa, Inc.                                                                   271,700         9,232,366
 * Allegheny Energy, Inc.                                                         42,800           819,192
   Allegheny Technologies, Inc.                                                   29,800           655,600
   Allergan, Inc.                                                                 41,100         3,020,850
*# Allied Waste Industries, Inc.                                                  99,400           903,546
   Allstate Corp.                                                                216,400        10,928,200
   Alltel Corp.                                                                   96,300         5,459,247
 * Altera Corp.                                                                  116,100         2,633,148
 # Altria Group, Inc.                                                            640,800        36,839,592
   AMBAC Financial Group, Inc.                                                    33,900         2,757,087
   Amerada Hess Corp.                                                             28,500         2,532,225
 # Ameren Corp.                                                                   60,700         2,939,094
   American Electric Power Co., Inc.                                             123,600         4,223,412
   American Express Co.                                                          396,000        22,061,160
   American International Group, Inc.                                            813,800        51,554,230
   American Power Conversion Corp.                                                62,600         1,323,364
 * American Standard Companies, Inc.                                              66,800         2,601,192
 # AmerisourceBergen Corp.                                                        35,100         2,068,794
*# Amgen, Inc.                                                                   395,400        23,739,816
   AmSouth Bancorporation                                                        110,500         2,865,265
   Anadarko Petroleum Corp.                                                       78,200         5,442,720
 # Analog Devices, Inc.                                                          118,200         4,367,490
 * Andrew Corp.                                                                   50,200           712,840
   Anheuser-Busch Companies, Inc.                                                250,200        12,532,518
*# Anthem, Inc.                                                                   43,600         4,417,988
 # AON Corp.                                                                      98,600         2,082,432
   Apache Corp.                                                                  101,800         5,503,308
 # Apartment Investment & Management
     Co. Class A                                                                  29,600         1,076,552
*# Apollo Group, Inc. Class A                                                     60,200         4,797,940
 * Apple Computer, Inc.                                                          121,200         8,126,460
   Applera Corp. - Applied Biosystems
     Group                                                                        63,000         1,291,500
 * Applied Materials, Inc.                                                       530,400         8,825,856
 * Applied Micro Circuits Corp.                                                   97,800           359,904
   Archer-Daniels-Midland Co.                                                    203,300         4,309,960
   Ashland, Inc.                                                                  22,200         1,313,130
 # AT&T Corp.                                                                    248,200         4,542,060
   Autodesk, Inc.                                                                 35,500         2,322,055
   Automatic Data Processing, Inc.                                               182,500         8,309,225
 * AutoNation, Inc.                                                               83,300         1,542,716
*# Autozone, Inc.                                                                 26,000         2,225,600
*# Avaya, Inc.                                                                   141,400   $     2,321,788
   Avery Dennison Corp.                                                           34,500         2,023,770
 # Avon Products, Inc.                                                           147,700         5,544,658
 # Baker Hughes, Inc.                                                            104,200         4,619,186
   Ball Corp.                                                                     35,100         1,570,023
   Bank of America Corp.                                                       1,270,500        58,786,035
   Bank of New York Co., Inc.                                                    243,000         7,997,130
 # Bard (C.R.), Inc.                                                              32,700         1,959,057
 # Bausch & Lomb, Inc.                                                            16,600           977,408
   Baxter International, Inc.                                                    192,000         6,076,800
   BB&T Corp.                                                                    173,200         7,352,340
   Bear Stearns Companies, Inc.                                                   32,200         3,142,076
   Becton Dickinson & Co.                                                         78,300         4,289,274
*# Bed Bath and Beyond, Inc.                                                      93,900         3,749,239
   BellSouth Corp.                                                               571,800        15,335,676
   Bemis Co., Inc.                                                                33,400           929,856
   Best Buy Co., Inc.                                                            101,500         5,722,570
*# Big Lots, Inc.                                                                 36,000           417,600
 * Biogen Idec, Inc.                                                             105,700         6,202,476
 # Biomet, Inc.                                                                   79,300         3,796,091
 # BJ Services, Co.                                                               50,400         2,553,768
   Black & Decker Corp.                                                           25,000         2,102,250
 * BMC Software, Inc.                                                             69,700         1,295,026
   Boeing Co.                                                                    262,200        14,046,054
*# Boston Scientific Corp.                                                       263,000         9,155,030
   Bristol-Myers Squibb Co.                                                      607,600        14,278,600
*# Broadcom Corp.                                                                100,600         3,271,512
   Brown-Forman Corp. Class B                                                     37,900         1,819,958
   Brunswick Corp.                                                                29,900         1,459,718
   Burlington Northern Santa Fe Corp.                                            116,300         5,238,152
 # Burlington Resources, Inc.                                                    123,300         5,722,353
*# Calpine Corp.                                                                 166,300           645,244
   Campbell Soup Co.                                                             128,200         3,657,546
   Capital One Financial Corp.                                                    75,400         5,924,932
   Cardinal Health, Inc.                                                         134,400         7,026,432
 * Caremark Rx, Inc.                                                             145,500         5,203,080
   Carnival Corp.                                                                197,700        10,480,077
 # Caterpillar, Inc.                                                             107,000         9,795,850
   Cendant Corp.                                                                 329,700         7,474,299
   CenterPoint Energy, Inc.                                                       96,100         1,072,476
 # Centex Corp.                                                                   38,600         2,025,342
   CenturyTel, Inc.                                                               42,200         1,389,224
   ChevronTexaco Corp.                                                           665,300        36,325,380
 * Chiron Corp.                                                                   58,600         1,908,602
   Chubb Corp.                                                                    59,700         4,549,737
 * CIENA Corp.                                                                   177,800           453,390
   CIGNA Corp.                                                                    43,000         3,010,860
   Cincinnati Financial Corp.                                                     52,600         2,356,480
   Cinergy Corp.                                                                  56,400         2,334,396
   Cintas Corp.                                                                   53,500         2,392,520
   Circuit City Stores, Inc.                                                      62,100           968,139
 * Cisco Sytems, Inc.                                                          2,111,900        39,513,649
   CIT Group, Inc.                                                                65,800         2,812,950
   Citigroup, Inc.                                                             1,618,000        72,405,500
 # Citizens Communications Co.                                                   103,600         1,481,480
 * Citrix Systems, Inc.                                                           52,800         1,246,608
   Clear Channel Communications, Inc.                                            184,300         6,207,224
   Clorox Co.                                                                     66,500         3,665,480

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * CMS Energy Corp.                                                               59,300   $       604,860
 * Coach, Inc.                                                                    58,800         2,930,592
   Coca-Cola Co.                                                                 757,800        29,789,118
   Coca-Cola Enterprises, Inc.                                                   146,500         3,047,200
   Colgate-Palmolive Co.                                                         165,900         7,629,741
 * Comcast Corp. Class A                                                         698,000        20,967,920
   Comerica, Inc.                                                                 53,500         3,290,250
 # Computer Associates International,
     Inc.                                                                        182,800         5,580,884
*# Computer Sciences Corp.                                                        58,900         3,186,490
 * Compuware Corp.                                                               120,600           695,862
 * Comverse Technology, Inc.                                                      61,100         1,299,597
   ConAgra, Inc.                                                                 165,000         4,463,250
   ConocoPhillips                                                                215,100        19,571,949
   Consolidated Edison, Inc.                                                      75,400         3,306,290
   Constellation Energy Group                                                     54,800         2,394,760
 * Convergys Corp.                                                                44,500           661,715
   Cooper Industries, Ltd.                                                        29,600         1,962,776
 # Cooper Tire & Rubber Co.                                                       23,400           477,828
   Coors (Adolph) Co. Class B                                                     11,700           876,330
 * Corning, Inc.                                                                 435,300         5,476,074
   Costco Wholesale Corp.                                                        144,000         6,998,400
   Countrywide Financial Corp.                                                   175,900         5,841,639
   Crane Co.                                                                      18,400           556,784
   CSX Corp.                                                                      67,100         2,558,523
   Cummins, Inc.                                                                  13,800         1,098,756
   CVS Corp.                                                                     124,700         5,657,639
   Dana Corp.                                                                     46,600           761,910
   Danaher Corp.                                                                  96,300         5,477,544
   Darden Restaurants, Inc.                                                       49,300         1,343,918
   Deere & Co.                                                                    77,500         5,559,075
*# Dell, Inc.                                                                    779,800        31,597,496
 # Delphi Corp.                                                                  175,300         1,577,700
*# Delta Air Lines, Inc.                                                          39,200           273,224
   Deluxe Corp.                                                                   15,600           616,824
   Devon Energy Corp.                                                            151,000         6,254,420
   Dillards, Inc. Class A                                                         26,100           657,198
 # Disney (Walt) Co.                                                             641,700        17,248,896
   Dollar General Corp.                                                          102,600         2,026,350
   Dominion Resources, Inc.                                                      103,100         6,749,957
   Donnelley (R.R.) & Sons Co.                                                    68,400         2,373,480
   Dover Corp.                                                                    63,500         2,568,575
 # Dow Chemical Co.                                                              293,400        14,807,898
   Dow Jones & Co., Inc.                                                          25,600         1,094,400
   DTE Energy Co.                                                                 54,300         2,382,684
 # Duke Energy Corp.                                                             292,900         7,404,512
 # DuPont (E.I.) de Nemours & Co., Inc.                                          311,700        14,126,244
*# Dynegy, Inc.                                                                  118,500           669,525
 * E*TRADE Financial Corp.                                                       116,600         1,616,076
 # Eastman Chemical Co.                                                           24,300         1,321,434
   Eastman Kodak Co.                                                              89,500         2,927,545
   Eaton Corp.                                                                    47,300         3,188,020
*# eBay, Inc.                                                                    206,500        23,220,925
   Ecolab, Inc.                                                                   80,400         2,812,392
 # Edison International                                                          101,800         3,247,420
 # El Paso Corp.                                                                 200,200         2,090,088
*# Electronic Arts, Inc.                                                          94,800         4,635,720
   Electronic Data Systems Corp.                                                 160,000         3,592,000
 * EMC Corp.                                                                     751,100        10,079,762
   Emerson Electric Co.                                                          131,200         8,766,784
   Engelhard Corp.                                                                38,800         1,159,732
   Entergy Corp.                                                                  70,900   $     4,595,738
 # EOG Resources, Inc.                                                            36,800         2,762,576
 # Equifax, Inc.                                                                  42,500         1,173,850
   Equity Office Properties Trust                                                125,800         3,453,210
   Equity Residential                                                             87,700         2,956,367
   Exelon Corp.                                                                  206,200         8,600,602
*# Express Scripts, Inc.                                                          24,200         1,741,432
   Exxon Mobil Corp.                                                           2,031,900       104,134,875
   Family Dollar Stores, Inc.                                                     52,600         1,541,180
   Federal Home Loan Mortgage
     Corporation                                                                 214,600        14,648,596
   Federal National Mortgage
     Association                                                                 302,300        20,768,010
   Federated Department Stores, Inc.                                              56,200         3,079,760
   Federated Investors, Inc.                                                      33,900           997,338
   FedEx Corp.                                                                    93,800         8,913,814
   Fifth Third Bancorp                                                           178,000         8,964,080
   First Data Corp.                                                              267,800        11,003,902
   First Horizon National Corp.                                                   38,600         1,686,820
   FirstEnergy Corp.                                                             103,000         4,349,690
 * Fiserv, Inc.                                                                   61,000         2,349,110
 * Fisher Scientific International, Inc.                                          35,900         2,029,786
   Fluor Corp.                                                                    26,100         1,354,590
 # Ford Motor Co.                                                                571,500         8,103,870
 * Forest Laboratories, Inc.                                                     115,700         4,508,829
   Fortune Brands, Inc.                                                           45,000         3,531,600
 # FPL Group, Inc.                                                                57,900         4,072,107
   Franklin Resources, Inc.                                                       77,900         5,112,577
   Freeport-McMoRan Copper & Gold,
     Inc. Class B                                                                 55,300         2,163,889
   Gannett Co., Inc.                                                              83,100         6,854,919
   Gap, Inc.                                                                     282,300         6,168,255
 * Gateway, Inc.                                                                 116,400           792,684
   General Dynamics Corp.                                                         62,400         6,761,664
   General Electric Co.                                                        3,297,700       116,606,672
   General Mills, Inc.                                                           118,700         5,399,663
 # General Motors Corp.                                                          176,400         6,807,276
 # Genuine Parts Co.                                                              54,700         2,374,527
*# Genzyme Corp.                                                                  71,200         3,987,912
   Georgia-Pacific Corp.                                                          80,600         2,950,766
 * Gilead Sciences, Inc.                                                         134,500         4,634,870
   Gillette Co.                                                                  312,900        13,608,021
 # Golden West Financial Corp.                                                    47,700         5,687,748
   Goodrich (B.F.) Co.                                                            37,100         1,177,925
*# Goodyear Tire & Rubber Co.                                                     54,800           691,576
   Grainger (W.W.), Inc.                                                          28,400         1,756,824
 # Great Lakes Chemical Corp.                                                     15,900           465,870
   Guidant Corp.                                                                  98,300         6,372,789
   H&R Block, Inc.                                                                51,500         2,456,550
   Halliburton Co.                                                               137,900         5,702,165
   Harley-Davidson, Inc.                                                          92,200         5,331,004
 # Harrahs Entertainment, Inc.                                                    35,000         2,149,000
   Hartford Financial Services Group,
     Inc.                                                                         91,600         5,862,400
   Hasbro, Inc.                                                                   55,200         1,050,456
   HCA, Inc.                                                                     150,800         5,944,536
   Health Management Associates, Inc.                                             76,000         1,678,840
   Heinz (H.J.) Co.                                                              109,100         4,054,156
*# Hercules, Inc.                                                                 34,900           520,010
 # Hershey Foods Corp.                                                            76,900         3,983,420
   Hewlett-Packard Co.                                                           943,200        18,864,000

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Hilton Hotels Corp.                                                           120,200   $     2,483,332
   Home Depot, Inc.                                                              685,700        28,627,975
   Honeywell International, Inc.                                                 268,500         9,486,105
 * Hospira, Inc.                                                                  48,700         1,569,601
 * Humana, Inc.                                                                   49,800         1,236,036
 # Huntington Bancshares, Inc.                                                    71,700         1,739,442
   Illinois Tool Works, Inc.                                                      94,400         8,895,312
   IMS Health, Inc.                                                               73,000         1,647,610
   Ingersoll-Rand Co., Ltd. Class A                                               54,100         4,026,122
 # Intel Corp.                                                                 2,003,600        44,780,460
   International Business Machines
     Corp.                                                                       523,200        49,306,368
   International Flavors & Fragrances,
     Inc.                                                                         29,400         1,190,700
   International Game Technology                                                 107,600         3,803,660
   International Paper Co.                                                       151,900         6,306,888
*# Interpublic Group of Companies, Inc.                                          131,800         1,635,638
 * Intuit, Inc.                                                                   59,800         2,502,032
   ITT Industries, Inc.                                                           28,800         2,451,456
 * Jabil Circuit, Inc.                                                            62,800         1,573,768
   Janus Capital Group, Inc.                                                      74,800         1,237,940
 * JDS Uniphase Corp.                                                            449,800         1,425,866
   Jefferson-Pilot Corp.                                                          42,600         2,095,494
   Johnson & Johnson                                                             927,000        55,916,640
   Johnson Controls, Inc.                                                         59,400         3,647,160
   Jones Apparel Group, Inc.                                                      39,000         1,385,670
   JPMorgan Chase & Co.                                                        1,112,500        41,885,625
 # KB Home                                                                        14,500         1,274,405
   Kellogg Co.                                                                   129,100         5,641,670
 # Kerr-McGee Corp.                                                               47,200         2,937,256
 # KeyCorp                                                                       127,100         4,231,159
   KeySpan Corp.                                                                  50,000         1,976,000
   Kimberly-Clark Corp.                                                          154,500         9,827,745
 # Kinder Morgan, Inc.                                                            38,600         2,674,980
*# King Pharmaceuticals, Inc.                                                     75,400           938,730
*# KLA-Tencor Corp.                                                               61,300         2,762,178
   Knight-Ridder, Inc.                                                            24,200         1,647,778
 * Kohl's Corp.                                                                  106,700         4,925,272
 * Laboratory Corp. of America
     Holdings                                                                     43,600         2,090,620
   Leggett & Platt, Inc.                                                          59,900         1,788,015
   Lehman Brothers Holdings, Inc.                                                 84,700         7,096,166
*# Lexmark International, Inc.                                                    40,500         3,438,450
   Lilly (Eli) & Co.                                                             353,100        18,830,823
 # Limited Brands, Inc.                                                          147,600         3,607,344
   Lincoln National Corp.                                                         55,000         2,531,100
   Linear Technology Corp.                                                        96,000         3,663,360
   Liz Claiborne, Inc.                                                            33,600         1,379,952
 # Lockheed Martin Corp.                                                         139,000         8,456,760
   Loews Corp.                                                                    57,900         4,047,789
   Louisiana-Pacific Corp.                                                        34,100           834,427
   Lowe's Companies, Inc.                                                        243,500        13,472,855
 * LSI Logic Corp.                                                               120,200           635,858
*# Lucent Technologies, Inc.                                                   1,346,000         5,289,780
   M&T Bank Corp.                                                                 36,600         3,858,006
   Manor Care, Inc.                                                               27,300           940,485
   Marathon Oil Corp.                                                            108,100         4,263,464
   Marriott International, Inc. Class A                                           71,500         4,064,775
   Marsh & McLennan Companies, Inc.                                              162,600         4,648,734
   Marshall & Ilsley Corp.                                                        69,600         2,901,624
 # Masco Corp.                                                                   135,300         4,772,031
 # Mattel, Inc.                                                                  129,300   $     2,450,235
 # Maxim Integrated Products, Inc.                                               101,400         4,153,344
 # May Department Stores Co.                                                      91,000         2,558,920
 # Maytag Corp.                                                                   24,700           496,470
   MBIA, Inc.                                                                     44,700         2,680,212
   MBNA Corp.                                                                    399,100        10,600,096
   McCormick & Co., Inc.                                                          42,800         1,560,060
   McDonald's Corp.                                                              392,400        12,062,376
   McGraw-Hill Companies, Inc.                                                    59,300         5,202,389
   McKesson Corp.                                                                 91,700         2,709,735
   MeadWestavco Corp.                                                             63,000         2,119,950
 * Medco Health Solutions, Inc.                                                   85,000         3,206,200
 * Medimmune, Inc.                                                                77,800         2,069,480
   Medtronic, Inc.                                                               377,700        18,148,485
   Mellon Financial Corp.                                                        132,400         3,868,728
   Merck & Co., Inc.                                                             693,000        19,417,860
 * Mercury Interactive Corp.                                                      29,100         1,327,251
   Meredith Corp.                                                                 15,700           827,704
   Merrill Lynch & Co., Inc.                                                     293,400        16,345,314
   MetLife, Inc.                                                                 234,300         9,137,700
   MGIC Investment Corp.                                                          30,800         2,094,400
*# Micron Technology, Inc.                                                       191,000         2,116,280
   Microsoft Corp.                                                             3,395,900        91,044,079
 * Millipore Corp.                                                                15,500           755,160
   Molex, Inc.                                                                    59,200         1,632,144
   Monsanto Co.                                                                   83,400         3,838,068
 * Monster Worldwide, Inc.                                                        37,000         1,043,030
   Moody's Corp.                                                                  46,200         3,730,650
   Morgan Stanley                                                                343,100        17,412,325
   Motorola, Inc.                                                                737,900        14,211,954
 # Mylan Laboratories, Inc.                                                       83,900         1,523,624
 * Nabors Industries, Ltd.                                                        46,500         2,418,000
   National City Corp.                                                           207,000         7,675,560
 * National Semiconductor Corp.                                                  111,800         1,728,428
 * Navistar International Corp.                                                   21,800           897,070
 * NCR Corp.                                                                      29,400         1,756,062
 * Network Appliance, Inc.                                                       111,700         3,368,872
   Newell Rubbermaid, Inc.                                                        85,900         1,982,572
   Newmont Mining Corp.                                                          138,500         6,557,975
 * Nextel Communications, Inc.                                                   347,800         9,898,388
 # Nicor, Inc.                                                                    13,800           509,220
   NIKE, Inc. Class B                                                             82,300         6,967,518
   NiSource, Inc.                                                                 82,300         1,793,317
 * Noble Corp.                                                                    41,800         2,025,210
   Nordstrom, Inc.                                                                43,900         1,920,625
   Norfolk Southern Corp.                                                        123,000         4,222,590
   North Fork Bancorporation, Inc.                                               145,950         4,203,360
   Northern Trust Corp.                                                           68,700         3,231,648
   Northrop Grumman Corp.                                                        112,000         6,308,960
*# Novell, Inc.                                                                  120,800           736,880
 * Novellus Systems, Inc.                                                         44,600         1,201,524
 # Nucor Corp.                                                                    49,600         2,623,840
 * Nvidia Corp.                                                                   52,000           994,760
   Occidental Petroleum Corp.                                                    122,300         7,363,683
 * Office Depot, Inc.                                                             97,800         1,603,920
   OfficeMax, Inc.                                                                27,500           832,425
   Omnicom Group, Inc.                                                            58,500         4,738,500
 * Oracle Corp.                                                                1,615,000        20,445,900
 # Paccar, Inc.                                                                   54,200         4,233,020
 * Pactiv Corp.                                                                   46,900         1,165,465
   Pall Corp.                                                                     39,100         1,059,219

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Parametric Technology Corp.                                                    84,100   $       491,985
   Parker Hannifin Corp.                                                          37,300         2,790,040
   Paychex, Inc.                                                                 118,100         3,916,196
   Penney (J.C.) Co., Inc.                                                        90,000         3,474,000
   Peoples Energy Corp.                                                           11,800           526,516
*# Peoplesoft, Inc.                                                              114,600         2,705,706
   Pepsi Bottling Group, Inc.                                                     79,400         2,224,788
   PepsiCo, Inc.                                                                 529,100        26,407,381
   PerkinElmer, Inc.                                                              40,000           853,200
   Pfizer, Inc.                                                                2,358,400        65,492,768
 * PG&E Corp.                                                                    125,200         4,164,152
 # Phelps Dodge Corp.                                                             29,400         2,855,622
 # Pinnacle West Capital Corp.                                                    28,500         1,259,700
   Pitney Bowes, Inc.                                                             72,200         3,160,194
   Plum Creek Timber Co., Inc.                                                    57,300         2,120,100
 * PMC-Sierra, Inc.                                                               55,300           610,512
   PNC Financial Services Group                                                   88,200         4,798,080
 * Power-One, Inc.                                                                26,200           240,778
   PPG Industries, Inc.                                                           53,600         3,616,392
   PPL Corp.                                                                      59,000         3,065,050
   Praxair, Inc.                                                                 101,500         4,557,350
   Principal Financial Group, Inc.                                                97,900         3,688,872
   Procter & Gamble Co.                                                          794,000        42,463,120
   Progress Energy, Inc.                                                          77,100         3,385,461
   Progressive Corp.                                                              62,500         5,686,875
   ProLogis                                                                       56,800         2,285,064
 * Providian Financial Corp.                                                      91,400         1,466,970
   Prudential Financial, Inc.                                                    162,100         7,934,795
 # Public Service Enterprise Group, Inc.                                          74,100         3,259,659
 # Pulte Homes, Inc.                                                              39,600         2,188,296
 * QLogic Corp.                                                                   28,800           990,432
   Qualcomm, Inc.                                                                508,400        21,159,608
 # Quest Diagnostics, Inc.                                                        31,800         2,981,250
 * Qwest Communications International,
     Inc.                                                                        566,900         2,267,600
   RadioShack Corp.                                                               49,900         1,575,343
   Raytheon Co.                                                                  140,900         5,683,906
 # Reebok International, Ltd.                                                     18,500           719,280
   Regions Financial Corp.                                                       144,300         5,049,057
 # Reynolds American, Inc.                                                        46,200         3,494,106
   Robert Half International, Inc.                                                53,800         1,454,214
 # Rockwell Automation, Inc.                                                      57,600         2,724,480
   Rockwell Collins, Inc.                                                         55,300         2,204,258
   Rohm & Haas Co.                                                                70,100         3,090,709
 * Rowan Companies, Inc.                                                          33,400           865,060
 # Ryder System, Inc.                                                             20,100         1,078,164
   Sabre Holdings Corp.                                                           42,900           990,132
 # Safeco Corp.                                                                   39,400         1,909,718
 * Safeway, Inc.                                                                 139,600         2,691,488
 * Sanmina-SCI Corp.                                                             162,800         1,437,524
   Sara Lee Corp.                                                                247,800         5,818,344
   SBC Communications, Inc.                                                    1,035,000        26,050,950
   Schering-Plough Corp.                                                         459,900         8,209,215
   Schlumberger, Ltd.                                                            184,400        12,102,172
   Schwab (Charles) Corp.                                                        426,800         4,600,904
 # Scientific-Atlanta, Inc.                                                       47,800         1,415,836
 * Sealed Air Corp.                                                               26,200         1,346,942
 # Sears, Roebuck & Co.                                                           66,200         3,444,386
   Sempra Energy                                                                  72,400         2,677,352
   Sherwin-Williams Co.                                                           44,500         1,984,700
 * Siebel Systems, Inc.                                                          157,900         1,591,632
   Sigma-Aldrich Corp.                                                            21,600   $     1,290,168
   Simon Property Group, Inc.                                                     69,000         4,283,520
   SLM Corp.                                                                     136,200         6,969,354
   Snap-On, Inc.                                                                  18,100           572,141
 * Solectron Corp.                                                               300,400         1,877,500
   Southern Co.                                                                  230,600         7,561,374
   Southwest Airlines Co.                                                        246,800         3,882,164
   Sovereign Bancorp, Inc.                                                       107,200         2,342,320
   Sprint Corp.                                                                  453,700        10,348,897
*# St. Jude Medical, Inc.                                                        110,600         4,218,284
 # Staples, Inc.                                                                 155,400         4,958,814
 * Starbucks Corp.                                                               124,100         6,981,866
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                                         65,000         3,398,850
   State Street Corp.                                                            105,000         4,678,800
   Stryker Corp.                                                                 125,300         5,511,947
*# Sun Microsystems, Inc.                                                      1,038,900         5,765,895
 * Sungard Data Systems, Inc.                                                     90,100         2,388,551
 # Sunoco, Inc.                                                                   23,500         1,940,160
 # SunTrust Banks, Inc.                                                          111,800         7,971,340
   Supervalu, Inc.                                                                42,500         1,342,575
 * Symantec Corp.                                                                 98,400         6,278,904
   Symbol Technologies, Inc.                                                      74,800         1,133,968
   Synovus Financial Corp.                                                        96,600         2,608,200
 # Sysco Corp.                                                                   199,700         6,939,575
   T. Rowe Price Group, Inc.                                                      39,700         2,348,652
 # Target Corp.                                                                  282,100        14,449,162
 # TECO Energy, Inc.                                                              62,100           929,016
   Tektronix, Inc.                                                                28,700           900,319
 * Tellabs, Inc.                                                                 130,000         1,111,500
   Temple-Inland, Inc.                                                            17,400         1,036,866
 * Tenet Healthcare Corp.                                                        145,600         1,579,760
 * Teradyne, Inc.                                                                 60,600         1,033,836
 # Texas Instruments, Inc.                                                       540,700        13,074,126
   Textron, Inc.                                                                  43,300         3,144,446
   The Goldman Sachs Group, Inc.                                                 151,800        15,902,568
*# The Kroger Co.                                                                230,800         3,734,344
   The New York Times Co. Class A                                                 45,900         1,881,900
   The St. Paul Travelers Companies,
     Inc.                                                                        208,900         7,620,672
 # The Stanley Works                                                              25,600         1,197,056
 # The TJX Companies, Inc.                                                       152,700         3,594,558
 * Thermo Electron Corp.                                                          51,000         1,542,750
 # Tiffany & Co.                                                                  45,600         1,395,360
 * Time Warner, Inc.                                                           1,428,100        25,291,651
   Torchmark Corp.                                                                34,300         1,883,413
*# Toys R Us, Inc.                                                                66,800         1,291,912
 * Transocean, Inc.                                                              100,200         4,035,054
   Tribune Co.                                                                    99,400         4,310,978
   TXU Corp.                                                                      92,700         5,823,414
   Tyco International, Ltd.                                                      627,400        21,312,778
   U.S. Bancorp                                                                  587,000        17,392,810
   Union Pacific Corp.                                                            81,000         5,138,640
 * Unisys Corp.                                                                  104,600         1,201,854
   United Parcel Service, Inc.                                                   351,200        29,553,480
   United States Steel Corp.                                                      35,400         1,853,544
   United Technologies Corp.                                                     159,800        15,593,284
   UnitedHealth Group, Inc.                                                      207,600        17,199,660
 * Univision Communications, Inc.
     Class A                                                                     100,700         3,031,070
   Unocal Corp.                                                                   82,700         3,807,508

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   UnumProvident Corp.                                                            92,600   $     1,441,782
   UST, Inc.                                                                      51,600         2,271,948
   Valero Energy Corp.                                                            79,800         3,733,842
 * VERITAS Software Corp.                                                        135,200         2,960,880
   Verizon Communications, Inc.                                                  864,700        35,651,581
   VF Corp.                                                                       34,400         1,857,256
 # Viacom, Inc. Class B                                                          541,900        18,803,930
   Visteon Corp.                                                                  40,500           342,630
   Vulcan Materials Co.                                                           31,900         1,654,015
   Wachovia Corp.                                                                501,560        25,955,730
 # Walgreen Co.                                                                  320,000        12,217,600
   Wal-Mart Stores, Inc.                                                       1,325,100        68,984,706
   Washington Mutual, Inc.                                                       272,500        11,093,475
 # Waste Management, Inc.                                                        181,100         5,398,591
*# Waters Corp.                                                                   36,900         1,721,754
*# Watson Pharmaceuticals, Inc.                                                   34,200           993,510
 * Wellpoint Health Networks, Inc.                                                49,100         6,142,410
 # Wells Fargo & Co.                                                             527,400        32,577,498
   Wendy's International, Inc.                                                    35,500         1,266,285
   Weyerhaeuser Co.                                                               74,800         4,936,800
   Whirlpool Corp.                                                                20,700         1,336,185
   Williams Companies, Inc.                                                      173,500         2,892,245
 # Winn-Dixie Stores, Inc.                                                        44,400           177,600
 # Worthington Industries, Inc.                                                   27,300           587,223
   Wrigley (Wm.) Jr. Co.                                                          70,200         4,829,760
   Wyeth                                                                         416,600        16,609,842
 # Xcel Energy, Inc.                                                             124,900         2,255,694
*# Xerox Corp.                                                                   262,100         4,015,372
   Xilinx, Inc.                                                                  108,400         3,384,248
 # XL Capital, Ltd.                                                               43,200         3,255,552
*# Yahoo!, Inc.                                                                  425,000        15,988,500
   Yum! Brands, Inc.                                                              90,800         4,122,320
 * Zimmer Holdings, Inc.                                                          76,500         6,242,400
   Zions Bancorporation                                                           28,000         1,862,000
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $2,594,671,624)                                                                     3,405,448,115
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT                VALUE+
                                                                              ------                ------
                                                                              (000)
TEMPORARY CASH
  INVESTMENTS -- (11.9%)
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 1.94%, 12/01/04
   (Collateralized by $389,672,000 U.S.
   Treasury Bills, maturities ranging from
   12/02/04 to 05/26/05, valued at
   $388,193,618) to be repurchased
   at $380,599,191
   (Cost $380,578,682)^                                                  $       380,579   $   380,578,682
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $77,939,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $78,273,358) to be
   repurchased at $77,463,045
   (Cost $77,459,000)                                                             77,459        77,459,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $458,037,682)                                                                         458,037,682
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,052,709,306)                                                                   $ 3,863,485,797
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
COMMON STOCKS -- (88.7%)
 * 3Com Corp.                                                                  1,041,900   $     4,626,036
 # A.G. Edwards, Inc.                                                            199,100         7,784,810
 * Advanced Micro Devices, Inc.                                                  504,800        10,742,144
   Aetna, Inc.                                                                   539,626        63,951,077
 * AGCO Corp.                                                                    225,100         4,904,929
 * Agere Systems, Inc. Class A                                                     8,652            11,853
 * Agere Systems, Inc. Class B                                                   212,364           288,815
 # Albertson's, Inc.                                                             538,100        13,613,930
 * Allegheny Corp.                                                                17,934         5,067,610
   Alliant Energy Corp.                                                          212,900         5,807,912
*# Allied Waste Industries, Inc.                                                 809,800         7,361,082
 * Allmerica Financial Corp.                                                     129,700         4,221,735
   Allstate Corp.                                                              1,791,600        90,475,800
   AMBAC Financial Group, Inc.                                                    23,200         1,886,856
   Amerada Hess Corp.                                                            249,532        22,170,918
   American Financial Group, Inc.                                                177,400         5,584,552
 # American Greetings Corp. Class A                                              177,600         4,727,712
   American National Insurance Co.                                                57,800         5,875,370
*# American Tower Corp.                                                          336,000         6,091,680
 * AmeriCredit Corp.                                                             395,300         8,277,582
 # AmerisourceBergen Corp.                                                       308,900        18,206,566
   Anadarko Petroleum Corp.                                                      677,078        47,124,629
 * Andrew Corp.                                                                  414,900         5,891,580
   Apache Corp.                                                                  129,990         7,027,259
 * Applied Micro Circuits Corp.                                                  213,200           784,576
   Archer-Daniels-Midland Co.                                                  2,475,260        52,475,512
 * Arrow Electronics, Inc.                                                       308,200         7,560,146
   Ashland, Inc.                                                                 297,600        17,603,040
 # Astoria Financial Corp.                                                        40,500         1,680,750
   AT&T Corp.                                                                  2,176,380        39,827,754
 * AutoNation, Inc.                                                            2,057,600        38,106,752
 * Avnet, Inc.                                                                   322,600         5,935,840
   AVX Corp.                                                                     183,300         2,307,747
   Bank of Hawaii Corp.                                                          327,500        15,900,125
 * Barnes & Noble, Inc.                                                           22,200           601,176
 # Bausch & Lomb, Inc.                                                             5,800           341,504
   Bear Stearns Companies, Inc.                                                  373,770        36,472,477
   Belo Corp. Class A                                                            324,200         8,176,324
*# Big Lots, Inc.                                                                253,500         2,940,600
 # Blockbuster, Inc. Class A                                                      83,900           711,472
 # Borders Group, Inc.                                                            34,000           774,520
   BorgWarner, Inc.                                                              201,600        10,092,096
 # Bowater, Inc.                                                                 168,400         6,821,884
   Burlington Northern Santa Fe Corp.                                          1,283,000        57,786,320
 * Caesars Entertainment, Inc.                                                   845,900        15,902,920
 * Cavco Industries, Inc.                                                         11,450           461,435
   Cendant Corp.                                                                 311,800         7,068,506
 * CheckFree Corp.                                                                56,200         2,082,210
   Chubb Corp.                                                                   428,000        32,617,880
 * CIENA Corp.                                                                   164,600           419,730
   Cincinnati Financial Corp.                                                    579,159        25,946,323
   Circuit City Stores, Inc.                                                     531,900         8,292,321
   Clear Channel Communications, Inc.                                          1,630,866        54,927,567
*# CNA Financial Corp.                                                           677,200        17,681,692
   Coca-Cola Enterprises, Inc.                                                 1,785,400        37,136,320
 * Comcast Corp. Class A                                                       2,806,066        84,294,223
 * Comcast Corp. Special Class A
     Non-Voting                                                                  927,100   $    27,488,515
   Commerce Group, Inc.                                                           93,100         5,529,209
   Commercial Federal Corp.                                                       98,900         2,880,957
 * Compuware Corp.                                                               956,430         5,518,601
 * Comverse Technology, Inc.                                                     111,500         2,371,605
   ConocoPhillips                                                                220,400        20,054,196
   Corn Products International, Inc.                                              93,200         5,071,944
 * Corning, Inc.                                                                 998,300        12,558,614
   Countrywide Financial Corp.                                                 1,639,998        54,464,334
 * COX Communications, Inc.                                                    1,521,400        52,746,938
*# Crown Castle International Corp.                                              468,900         7,915,032
   CSX Corp.                                                                     577,800        22,031,514
   Cummins, Inc.                                                                  33,200         2,643,384
   Curtiss-Wright Corp. Class B                                                   27,130         1,582,222
   Dana Corp.                                                                    510,700         8,349,945
*# Delta Air Lines, Inc.                                                         402,500         2,805,425
 # Diamond Offshore Drilling, Inc.                                               313,641        11,748,992
   Dillards, Inc. Class A                                                        247,800         6,239,604
 # Disney (Walt) Co.                                                             906,600        24,369,408
 # Eastman Chemical Co.                                                          108,200         5,883,916
   Electronic Data Systems Corp.                                               1,070,800        24,039,460
   Federated Department Stores, Inc.                                             618,200        33,877,360
   First American Corp.                                                          257,900         8,497,805
   First Citizens BancShares, Inc.                                                10,300         1,401,470
   Florida East Coast Industries, Inc.                                            68,139         2,906,128
   Foot Locker, Inc.                                                             175,000         4,546,500
 # Ford Motor Co.                                                              4,711,800        66,813,324
 * Fox Entertainment Group, Inc.
     Class A                                                                      21,900           643,860
 * GameStop Corp. Class B                                                          9,432           200,147
 # General Motors Corp.                                                        1,524,800        58,842,032
   Georgia-Pacific Corp.                                                         684,200        25,048,562
*# Goodyear Tire & Rubber Co.                                                    203,900         2,573,218
   Hartford Financial Services Group,
     Inc.                                                                        793,800        50,803,200
 # Hearst-Argyle Television, Inc.                                                238,600         6,132,020
   Helmerich & Payne, Inc.                                                       146,800         4,790,084
   Hewlett-Packard Co.                                                         1,407,700        28,154,000
   Hibernia Corp.                                                                274,500         7,938,540
   Hollinger International, Inc. Class A                                         257,600         4,824,848
   Horton (D.R.), Inc.                                                           818,872        28,832,483
 * Human Genome Sciences, Inc.                                                    23,900           262,900
 * Humana, Inc.                                                                  618,900        15,361,098
*# IAC/InterActiveCorp                                                         1,773,700        43,792,653
   IKON Office Solutions, Inc.                                                   329,600         3,717,888
   Independence Community Bank
     Corp.                                                                       100,300         4,260,744
 * Ingram Micro, Inc.                                                            386,900         7,443,956
 * Instinet Group, Inc.                                                           15,200            91,048
   International Paper Co.                                                     1,215,775        50,478,978
   Intersil Corp.                                                                407,000         6,552,700
 * Invitrogen Corp.                                                              124,900         7,556,450
   Janus Capital Group, Inc.                                                     587,900         9,729,745
 * JDS Uniphase Corp.                                                          1,095,700         3,473,369
   JPMorgan Chase & Co.                                                        2,244,400        84,501,660
 # Kerr-McGee Corp.                                                              431,426        26,847,640

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 # KeyCorp                                                                       941,600   $    31,345,864
 # Kraft Foods, Inc.                                                             312,800        10,697,760
 * LaBranche & Co., Inc.                                                          19,700           157,797
   LaFarge North America, Inc.                                                   257,500        12,913,625
 * Laidlaw International, Inc.                                                    17,400           328,860
   Lear Corp.                                                                    160,900         9,332,200
   Lehman Brothers Holdings, Inc.                                                227,800        19,085,084
*# Level 3 Communications, Inc.                                                  195,500           674,475
 * Liberty Media Corp. Class A                                                 7,339,100        75,812,903
 * Liberty Media International, Inc.
     Class A                                                                     313,805        13,512,443
   Lincoln National Corp.                                                        468,500        21,560,370
   Loews Corp.                                                                   636,800        44,518,688
 # Louisiana-Pacific Corp.                                                       295,100         7,221,097
 * LSI Logic Corp.                                                             1,056,200         5,587,298
   Lubrizol Corp.                                                                182,000         6,288,100
*# Lucent Technologies, Inc.                                                   1,193,800         4,691,634
 # Lyondell Chemical Co.                                                         447,200        12,548,432
   Marathon Oil Corp.                                                            961,450        37,919,588
 # May Department Stores Co.                                                     446,600        12,558,392
   MBIA, Inc.                                                                    398,050        23,867,078
   McKesson Corp.                                                                653,300        19,305,015
   MeadWestavco Corp.                                                            758,431        25,521,203
 * Medco Health Solutions, Inc.                                                  690,100        26,030,572
   MetLife, Inc.                                                               2,041,200        79,606,800
 * Metro-Goldwyn-Mayer, Inc.                                                     288,500         3,415,840
   MGIC Investment Corp.                                                         116,900         7,949,200
*# MGM MIRAGE                                                                    390,100        22,742,830
*# Micron Technology, Inc.                                                     1,663,300        18,429,364
*# Millennium Pharmaceuticals, Inc.                                              545,800         6,887,996
   Nationwide Financial Services, Inc.                                           145,900         5,482,922
 # New York Community Bancorp Inc.                                                63,200         1,250,096
   Norfolk Southern Corp.                                                      1,537,600        52,785,808
   Northrop Grumman Corp.                                                      1,018,042        57,346,306
 # Nucor Corp.                                                                    30,000         1,587,000
   Occidental Petroleum Corp.                                                    650,800        39,184,668
 # Odyssey Re Holdings Corp.                                                      50,500         1,219,575
   OfficeMax, Inc.                                                               213,400         6,459,618
   Old Republic International Corp.                                              501,412        12,530,286
   Overseas Shipholding Group, Inc.                                               86,500         5,682,185
 * Owens-Illinois, Inc.                                                          314,400         6,577,248
*# PacifiCare Health Systems, Inc.                                               243,400        11,780,560
   Peabody Energy Corp.                                                           54,600         4,531,800
   Penney (J.C.) Co., Inc.                                                     1,120,000        43,232,000
   PepsiAmericas, Inc.                                                           192,000         4,053,120
 # Phelps Dodge Corp.                                                            287,085        27,884,566
   PMI Group, Inc.                                                               246,300        10,142,634
   Pogo Producing Co.                                                            159,700         8,064,850
 * Pride International, Inc.                                                     366,700         7,172,652
   Principal Financial Group, Inc.                                               846,200        31,884,816
   Protective Life Corp.                                                         177,500         7,428,375
*# Providian Financial Corp.                                                     483,100         7,753,755
   Prudential Financial, Inc.                                                    496,300        24,293,885
 # Pulte Homes, Inc.                                                             248,400        13,726,584
   Questar Corp.                                                                 251,000        12,753,310
 * Qwest Communications International,
     Inc.                                                                      2,000,600         8,002,400
   Radian Group, Inc.                                                            245,200        12,566,500
 * Radio One, Inc.                                                                55,000           763,400
   Raytheon Co.                                                                1,311,300        52,897,842
 # Reinsurance Group of America, Inc.                                            149,600         6,944,432
 # Reynolds American, Inc.                                                       251,326   $    19,007,785
 * Rite Aid Corp.                                                                969,800         3,559,166
 # Ryder System, Inc.                                                            275,400        14,772,456
   Safeco Corp.                                                                  486,400        23,575,808
   Saks, Inc.                                                                    743,200        10,337,912
 * Sanmina-SCI Corp.                                                           1,410,100        12,451,183
   SBC Communications, Inc.                                                      430,200        10,828,134
 # Sears, Roebuck & Co.                                                          552,600        28,751,778
 * Service Corp. International                                                   311,600         2,199,896
 * Smithfield Foods, Inc.                                                        157,600         4,578,280
 * Smurfit-Stone Container Corp.                                                 669,626        12,026,483
 * Solectron Corp.                                                             1,155,300         7,220,625
   Sovereign Bancorp, Inc.                                                       781,020        17,065,287
   Sprint Corp.                                                                2,161,500        49,303,815
   StanCorp Financial Group, Inc.                                                 54,200         4,284,510
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                                        573,500        29,988,315
   Steelcase, Inc. Class A                                                        49,000           651,700
 * Sun Microsystems, Inc.                                                      2,143,700        11,897,535
 # Sunoco, Inc.                                                                  298,800        24,668,928
   Supervalu, Inc.                                                               565,200        17,854,668
 * Tech Data Corp.                                                               169,000         7,670,910
   Telephone & Data Systems, Inc.                                                152,000        11,780,000
 * Tellabs, Inc.                                                               1,124,800         9,617,040
   Temple-Inland, Inc.                                                           131,300         7,824,167
 * Tenet Healthcare Corp.                                                      1,285,500        13,947,675
   Textron, Inc.                                                                 123,000         8,932,260
 * The DIRECTV Group, Inc.                                                       481,937         7,706,173
   The St. Paul Travelers Companies,
     Inc.                                                                      1,418,426        51,744,180
 * Thomas & Betts Corp.                                                           46,900         1,483,916
 # Tidewater, Inc.                                                               147,000         4,987,710
 * Time Warner, Inc.                                                           8,350,880       147,894,085
   Torchmark Corp.                                                               127,200         6,984,552
*# Toys R Us, Inc.                                                               819,300        15,845,262
   Transatlantic Holdings, Inc.                                                    9,400           548,396
 * Triad Hospitals, Inc.                                                         197,000         7,227,930
   Tribune Co.                                                                   656,900        28,489,753
   Tyson Foods, Inc. Class A                                                     912,556        14,956,793
   Union Pacific Corp.                                                           824,200        52,287,248
   UnionBanCal Corp.                                                              86,600         5,354,478
 * Unisys Corp.                                                                  113,200         1,300,668
 * United States Cellular Corp.                                                  131,000         5,796,750
 # Unitrin, Inc.                                                                 223,800        10,661,832
   UnumProvident Corp.                                                           913,089        14,216,796
   Valero Energy Corp.                                                           686,800        32,135,372
   Valhi, Inc.                                                                   158,500         2,458,335
*# VeriSign, Inc.                                                                166,300         5,471,270
 # Viacom, Inc. Class B                                                        4,105,100       142,446,970
*# Vishay Intertechnology, Inc.                                                  401,316         5,863,227
 * Vitesse Semiconductor, Inc.                                                     2,800             9,128
*# Watson Pharmaceuticals, Inc.                                                  289,900         8,421,595
 * WebMD Corp.                                                                    25,800           187,050
   Weis Markets, Inc.                                                             20,800           798,720
   Wesco Financial Corp.                                                          13,540         5,216,285
 # Weyerhaeuser Co.                                                              665,400        43,916,400
 # Worthington Industries, Inc.                                                  133,200         2,865,132
*# Xerox Corp.                                                                    75,000         1,149,000
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $3,052,795,344)                                                                     3,892,359,427
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT            VALUE+
                                                                         ---------------   ---------------
                                                                              (000)
 TEMPORARY CASH INVESTMENTS -- (11.3%)
   Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%, 12/01/04
     (Collateralized by $462,830,000 U.S. Treasury Note 4.75%,
     05/15/14, valued at $478,981,949) to be repurchased at
     $469,615,320 (Cost $469,590,014)^                                   $       469,590   $   469,590,014
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $24,286,000 FHLMC Notes 4.20%, 10/20/09,
     valued at $24,390,187) to be repurchased at $24,137,260
     (Cost $24,136,000)                                                           24,136        24,136,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $493,726,014)                                                                         493,726,014
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,546,521,358)                                                                   $ 4,386,085,441
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
COMMON STOCKS -- (91.8%)
 * 1-800 CONTACTS, Inc.                                                           30,578   $       626,543
 * 1-800-FLOWERS.COM, Inc.                                                        67,023           556,291
   1st Independence Financial Group,
     Inc.                                                                          1,100            20,735
   1st Source Corp.                                                               44,731         1,174,189
 # 21st Century Holding Co.                                                        1,650            21,631
   21st Century Insurance Group                                                  184,700         2,397,406
 * 24/7 Real Media, Inc.                                                           3,180            12,020
 * 3-D Systems Corp.                                                              24,600           396,306
 * 4Kids Entertainment, Inc.                                                      31,200           637,416
*# 8X8, Inc.                                                                      19,200            70,848
*# 99 Cents Only Stores                                                          159,900         2,385,708
 * @Road, Inc.                                                                   125,400           756,162
 * A. B. Watley Group, Inc.                                                        9,400             2,256
 * A.C. Moore Arts & Crafts, Inc.                                                 44,800         1,289,792
 * A.D.A.M., Inc.                                                                    700             2,590
*# aaiPharma, Inc.                                                                47,250           146,002
 * Aames Investment Corp.                                                             33               360
 * AAON, Inc.                                                                     13,100           208,290
 * AAR Corp.                                                                      74,183         1,014,082
   Aaron Rents, Inc.                                                              40,100           972,826
   Aaron Rents, Inc. Class A                                                       8,550           187,672
 * Abaxis, Inc.                                                                   18,300           229,482
   ABC Bancorp                                                                     8,310           172,017
 * Abgenix, Inc.                                                                 204,317         2,073,818
 * Abiomed, Inc.                                                                  50,270           763,099
 * Able Laboratories, Inc.                                                        39,700           863,475
 * Ablest, Inc.                                                                    2,100            15,582
   ABM Industries, Inc.                                                          111,600         2,449,620
   Abrams Industries, Inc.                                                           200               780
 * ABX Air, Inc.                                                                  66,600           523,476
 * Acacia Research-Acacia Technologies                                            20,960            95,368
 * Acacia Research-CombiMatrix                                                    18,034            60,594
 * Accelrys, Inc.                                                                 56,300           352,438
*# Access Pharmaceuticals, Inc.                                                   35,600           124,600
 * Acclaim Entertainment, Inc.                                                    12,500               121
 * Accredited Home Lenders Holding Co.                                            27,382         1,176,057
 * Accredo Health, Inc.                                                          108,400         2,934,388
 * ACE Cash Express, Inc.                                                         30,342           809,373
 * ACE*COMM Corp.                                                                  7,500            16,500
   Aceto Corp.                                                                    36,950           628,150
 * Aclara BioSciences, Inc.                                                       60,271           251,933
 * Acme Communications, Inc.                                                      36,700           215,796
   Acme United Corp.                                                               3,400            41,310
 * ACT Manufacturing, Inc.                                                           800                 4
 * ACT Teleconferencing, Inc.                                                     27,900            31,527
 * Actel Corp.                                                                    58,135           997,597
   Action Performance Companies, Inc.                                             42,200           455,338
 * ActivCard Corp.                                                                92,943           739,826
 * Active Power, Inc.                                                             96,856           440,695
 * Actuant Corp.                                                                  54,680         2,571,054
 * Actuate Corp.                                                                 141,900           336,303
   Acuity Brands, Inc.                                                            27,700           815,211
   Adams Resources & Energy, Inc.                                                  4,200            74,550
 * Adaptec, Inc.                                                                 239,400         1,867,320
 * ADDvantage Technologies Group, Inc.                                             4,200            22,050
 * ADE Corp.                                                                      13,300           245,518
 * Adept Technology, Inc.                                                          7,000   $        11,550
 * Administaff, Inc.                                                              59,900           892,510
 * Adolor Corp.                                                                   89,400         1,236,402
 * Advanced Digital Information Corp.                                            146,200         1,342,116
 * Advanced Energy Industries, Inc.                                               75,200           642,960
 * Advanced Magnetics, Inc.                                                       12,300           172,815
   Advanced Marketing Services, Inc.                                              42,250           454,187
*# Advanced Medical Optics, Inc.                                                  77,000         3,201,660
 * Advanced Neuromodulation Systems,
     Inc.                                                                         46,398         1,674,968
 * Advanced Nutraceuticals, Inc.                                                     700             2,450
*# Advanced Photonix, Inc.                                                         9,000            14,940
 * Advanced Power Technology, Inc.                                                22,995           172,692
   Advanta Corp. Class A                                                          22,117           494,978
   Advanta Corp. Class B Non-Voting                                               42,042         1,003,963
 * Advent Software, Inc.                                                          76,385         1,528,464
   Advo, Inc.                                                                     70,250         2,466,477
 * Aehr Test Systems                                                               7,100            15,478
 * AEP Industries, Inc.                                                           13,000           142,220
 * AeroCentury Corp.                                                                 300               825
 * Aeroflex, Inc.                                                                171,250         2,097,812
 * Aeropostale, Inc.                                                             100,850         2,874,225
 * Aerosonic Corp.                                                                 3,900            22,893
 * Aether Systems, Inc.                                                           97,242           361,740
 * Aetrium, Inc.                                                                   9,300            33,480
*# AFC Enterprises, Inc.                                                          39,800           958,384
 * Affiliated Managers Group, Inc.                                                55,050         3,489,069
 * Aftermarket Technology Corp.                                                   45,950           800,449
 * Agile Software Corp.                                                          120,771         1,009,646
*# Agility Capital, Inc.                                                           5,900                38
   Agilysys, Inc.                                                                 74,088         1,224,675
 * Air Methods Corp.                                                              23,570           171,354
 * AirGate PCS, Inc.                                                               5,100           165,597
 * AirNet Systems, Inc.                                                           22,200            73,260
 * Airspan Networks, Inc.                                                         83,300           457,317
 * Airtran Holdings, Inc.                                                        196,800         2,326,176
 * AK Steel Holding Corp.                                                        250,200         3,230,082
*# Akamai Technologies, Inc.                                                      82,588         1,069,515
*# Akorn, Inc.                                                                    19,500            81,120
*# Aksys, Ltd.                                                                    67,191           444,133
   Alabama National Bancorporation                                                38,689         2,446,305
   Alamo Group, Inc.                                                              12,500           261,250
 * Alaska Air Group, Inc.                                                         68,000         2,123,640
 * Alaska Communications Systems
     Group, Inc.                                                                  22,200           190,698
   Albany International Corp. Class A                                             68,872         2,303,768
 * Albany Molecular Research, Inc.                                                71,360           764,979
   Albemarle Corp.                                                                78,881         3,142,619
 * Alderwoods Group, Inc.                                                          6,000            63,480
   Aldila, Inc.                                                                    4,633            60,275
   Alexander & Baldwin, Inc.                                                      72,795         3,079,956
 * Alexion Pharmaceuticals, Inc.                                                  63,500         1,313,180
   Alfa Corp.                                                                    184,078         2,788,782
 * Alico, Inc.                                                                     7,000           390,320
 * Align Technology, Inc.                                                        135,310         1,430,227
 * Alkermes, Inc.                                                                206,211         2,843,650
 * All American Semiconductor, Inc.                                                4,000            24,400
   Allegheny Technologies, Inc.                                                  130,813         2,877,886

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Allen Organ Co. Class B                                                           800   $        52,308
   ALLETE, Inc.                                                                   68,000         2,475,200
 * Alliance Gaming Corp.                                                         117,360         1,418,882
 * Alliance Imaging, Inc.                                                        111,000         1,043,400
 * Alliance Semiconductor Corp.                                                   79,000           276,500
 * Allied Defense Group, Inc.                                                     12,400           253,952
 * Allied Healthcare International, Inc.                                          36,000           193,680
 * Allied Healthcare Products, Inc.                                                6,700            41,473
 * Allied Holdings, Inc.                                                           8,300            21,289
 * Allied Motion Technologies, Inc.                                                2,900            19,868
 * Allmerica Financial Corp.                                                      27,600           898,380
 * Allos Therapeutics, Inc.                                                       61,410           128,961
 * Allou HealthCare, Inc. Class A                                                    100                 0
 * Alloy, Inc.                                                                    71,200           320,400
 * Allscripts Healthcare Solutions, Inc.                                          91,149           897,818
 * Almost Family, Inc.                                                             1,600            19,680
 * Alpha Technologies Group, Inc.                                                  7,100             7,100
   Alpharma, Inc. Class A                                                         93,400         1,551,374
   Alpine Group, Inc.                                                             13,500            29,025
 * Alteon, Inc.                                                                   61,700            51,211
 * Altiris, Inc.                                                                  61,300         1,716,400
   Ambassadors Group, Inc.                                                         9,800           340,844
   Ambassadors International, Inc.                                                 9,800           134,652
 * AMC Entertainment, Inc.                                                        64,200         1,240,986
 * Amcast Industrial Corp.                                                         8,500             4,675
   AMCOL International Corp.                                                      67,500         1,363,500
   Amcore Financial, Inc.                                                         57,060         1,856,162
 * Amedisys, Inc.                                                                 33,393         1,099,298
 * AMEN Properties, Inc.                                                           1,975             7,702
 * Amerco, Inc.                                                                   13,900           571,985
 * America Services Group, Inc.                                                   24,758           620,188
*# America West Holdings Corp. Class B                                            80,800           469,448
 * American Banknote Corp.                                                            88                12
 * American Biltrite, Inc.                                                         3,400            40,460
*# American Business Financial Services,
     Inc.                                                                          5,074            17,658
 * American Claims Evaluation, Inc.                                                1,000             2,430
 * American Dental Partners, Inc.                                                 10,500           192,255
   American Ecology Corp.                                                         14,350           173,348
   American Greetings Corp. Class A                                               83,900         2,233,418
*# American Healthways, Inc.                                                      75,600         2,521,260
 * American Independence Corp.                                                     8,400           124,152
 # American Italian Pasta Co.                                                     40,100           772,326
 * American Locker Group, Inc.                                                       300             3,855
 * American Medical Security Group, Inc.                                          27,400           885,842
 * American Medical Systems Holdings,
     Inc.                                                                         77,433         2,954,843
   American Pacific Corp.                                                          7,100            59,285
 * American Physicians Capital, Inc.                                              19,400           646,214
   American Physicians Services Group,
     Inc.                                                                            100             1,015
 * American Retirement Corp.                                                      56,600           449,970
 * American Science & Engineering, Inc.                                           17,200           635,712
   American Shared Hospital Services                                               5,100            26,877
   American Software, Inc. Class A                                                46,205           274,920
   American States Water Co.                                                      38,350           997,483
 * American Superconductor Corp.                                                  63,799           883,361
 * American Technical Ceramics Corp.                                               8,000            80,080
 # American Vanguard Corp.                                                           621            23,753
 * American West Bancorporation                                                    3,552            74,592
   American Woodmark Corp.                                                        37,876         1,523,751
   Americana Bancorp                                                               2,712   $        42,443
 * America's Car-Mart, Inc.                                                       18,000           660,600
*# AMERIGROUP Corp.                                                               49,500         3,415,500
 * AmeriServe Financial, Inc.                                                     29,200           151,840
   Ameristar Casinos, Inc.                                                        62,362         2,510,070
   Ameron International Corp.                                                     18,600           706,428
   AmerUs Group Co.                                                               46,844         2,040,993
 * Amistar Corp.                                                                   1,600             5,440
 * Amkor Technology, Inc.                                                        151,073           830,901
 * AML Communications, Inc.                                                        7,800             7,098
 * AMN Healthcare Services, Inc.                                                  65,100         1,041,600
   Ampco-Pittsburgh Corp.                                                          9,600           129,312
 * Ampex Corp. Class A                                                             5,925            67,545
*# AMR Corp.                                                                      82,700           746,781
   Amrep Corp.                                                                     6,500           115,635
 * Amsurg Corp.                                                                   69,833         1,795,419
 * Amtech Systems, Inc.                                                            1,900             8,075
 * AMX Corp.                                                                      11,000           194,150
*# Anadigics, Inc.                                                                69,900           235,563
 * Analex Corp.                                                                   29,000           117,450
   Analogic Corp.                                                                 29,400         1,332,408
 * Analysts International Corp.                                                   52,200           174,870
*# Analytical Surveys, Inc.                                                          730             1,905
 * Anaren, Inc.                                                                   44,500           597,813
   Anchor Bancorp Wisconsin, Inc.                                                 53,040         1,549,298
   Andersons, Inc.                                                                 8,200           187,616
 * Andrx Group                                                                     2,600            46,280
 * Angeion Corp.                                                                     215               555
   Angelica Corp.                                                                 16,100           408,135
 * Angelo & Maxie's, Inc.                                                          2,016             1,502
 * AngioDynamics, Inc.                                                             7,332           117,312
 * Anika Therapeutics, Inc.                                                        9,900            93,555
 # Anixter International, Inc.                                                    81,400         3,071,222
 * Ansoft Corp.                                                                   29,635           534,023
 * AnswerThink, Inc.                                                             100,625           453,819
 * Ansys, Inc.                                                                    71,200         2,185,128
 * Anteon International Corp.                                                     82,400         3,050,448
 * Anthony & Sylvan Pools Corp.                                                    3,768            20,159
*# Antigenics, Inc.                                                              104,613           985,454
 * AP Pharma, Inc.                                                                45,823            56,821
 * APA Enterprises, Inc.                                                          11,800            25,488
 * APAC Customer Services, Inc.                                                  106,450           180,965
 * Aphton Corp.                                                                   86,739           286,239
   Apogee Enterprises, Inc.                                                       62,815           915,843
*# Apogee Technology, Inc.                                                         5,400            20,628
 * Applera Corp. - Celera Genomics
     Group                                                                         2,900            40,832
 * Applica, Inc.                                                                  55,400           279,770
 * Applied Extrusion Technologies, Inc.                                           21,500             3,655
 * Applied Films Corp.                                                            33,261           737,064
 * Applied Imaging Corp.                                                          15,100             6,946
   Applied Industrial Technologies, Inc.                                          43,100         1,795,115
 * Applied Innovation, Inc.                                                       15,100            54,058
 * Applied Micro Circuits Corp.                                                  133,400           490,912
   Applied Signal Technologies, Inc.                                              25,700           975,572
 * Applix, Inc.                                                                   26,500           117,395
 * Apria Healthcare Group, Inc.                                                   55,300         1,696,051
 * Apropos Technology, Inc.                                                       36,800           110,032
   Aptargroup, Inc.                                                               38,500         2,023,175
 * aQuantive, Inc.                                                               141,025         1,225,507
 * Aquila, Inc.                                                                  533,900         1,868,650

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Aradigm Corp.                                                                  82,790   $       125,841
 * Arch Capital Group, Ltd.                                                        5,900           229,805
   Arch Chemicals, Inc.                                                           53,822         1,571,602
   Arctic Cat, Inc.                                                               32,230           860,863
*# Ardent Communications, Inc.                                                    12,900                19
 * Arena Pharmaceuticals, Inc.                                                    56,778           317,962
 * ARGON ST, Inc.                                                                 14,214           367,574
 * Argonaut Group, Inc.                                                           61,101         1,214,688
 * Argonaut Technologies, Inc.                                                    11,600            10,788
 * Argosy Gaming Corp.                                                            64,800         3,017,088
 * Ariad Pharmaceuticals, Inc.                                                   120,706           696,474
 * Ariba, Inc.                                                                   145,121         2,394,496
   Ark Restaurants Corp.                                                           2,700            81,135
   Arkansas Best Corp.                                                            57,300         2,470,776
 * Arlington Hospitality, Inc.                                                     4,900            14,210
 * Armor Holdings, Inc.                                                           72,100         3,112,557
*# Armstrong Holdings, Inc.                                                        4,400            11,440
*# Arotech Corp.                                                                  90,691           159,616
 * Arqule, Inc.                                                                   64,374           356,632
 * Array BioPharma, Inc.                                                          66,103           552,621
 # Arrhythmia Research Technology, Inc.                                            5,800           146,740
 * Arris Group, Inc.                                                             200,000         1,138,000
   Arrow Financial Corp.                                                          10,239           328,774
   Arrow International, Inc.                                                     100,700         3,045,168
 * Art Technology Group, Inc.                                                    121,085           134,404
   Artesian Resources Corp. Class A                                                1,815            52,726
 * Artesyn Technologies, Inc.                                                     82,300           783,496
 * Arthrocare Corp.                                                               49,692         1,504,177
 * Artisan Components, Inc.                                                       43,700         1,507,650
*# Artisoft, Inc                                                                   2,400             5,760
 * Art's-Way Manufacturing Co., Inc.                                                 200             1,220
 * ASA International, Ltd.                                                           640             2,931
   ASB Financial Corp.                                                             1,000            22,250
 * Asbury Automotive Group, Inc.                                                 143,200         1,987,616
 * Ascential Software Corp.                                                       66,079           903,300
 * Ashworth, Inc.                                                                 30,071           272,143
 * Ask Jeeves, Inc.                                                               83,900         2,167,976
 * Aspect Communications Corp.                                                   136,183         1,477,586
 * Aspect Medical Systems, Inc.                                                   47,000         1,146,800
 * Aspen Technology, Inc.                                                         92,664           534,671
   Associated Banc-Corp                                                           12,348           410,324
 * Astea International, Inc.                                                       2,900            20,793
 * Astec Industries, Inc.                                                         44,700           743,808
   Astro-Med, Inc.                                                                 9,830            88,775
 * Astronics Corp.                                                                 5,500            27,225
 * Astronics Corp. Class B                                                         2,225            11,069
*# AstroPower, Inc.                                                                6,550                62
 * ASV, Inc.                                                                      29,016         1,216,641
 * Asyst Technologies, Inc.                                                      104,400           434,304
*# ATA Holdings Corp.                                                             24,879            27,367
 * Atari, Inc.                                                                   218,209           495,334
*# AtheroGenics, Inc.                                                             85,200         2,020,092
 * Atlantic American Corp.                                                        21,100            63,300
 * Atlantic Premium Brands, Ltd.                                                   2,000             2,400
 * Atlantis Plastics, Inc.                                                         4,400            72,820
 * ATMI, Inc.                                                                     72,133         1,660,502
   Atmos Energy Corp.                                                             73,600         1,986,464
 * ATP Oil & Gas Corp.                                                            56,500           805,125
   Atrion Corp.                                                                    1,700            76,874
 * ATS Medical, Inc.                                                               8,200            32,554
 * Atwood Oceanics, Inc.                                                          34,600         1,814,078
 * Audiovox Corp. Class A                                                         44,900   $       671,255
 * August Technology Corp.                                                        40,900           345,605
 * Ault, Inc.                                                                      4,500            14,220
 * Aura Systems, Inc.                                                              5,295               201
*# Authentidate Holding Corp.                                                     75,700           525,358
 * autobytel.com, Inc.                                                            91,700           667,576
 * Avalon Holding Corp. Class A                                                    1,550             4,805
 * Avanex Corp.                                                                  320,595           993,844
 * AVANIR Pharmaceuticals Class A                                                216,500           738,265
 * Avant Immunotherapeutics, Inc.                                                141,134           261,098
 * Avatar Holdings, Inc.                                                           8,700           411,249
   Avatech Solutions, Inc                                                          1,851               648
*# AVI BioPharma, Inc.                                                            75,600           164,808
 * Aviall, Inc.                                                                   74,500         1,694,130
 * Avici Systems, Inc.                                                            27,943           199,792
 * Avid Technology, Inc.                                                          45,100         2,573,857
 * Avigen, Inc.                                                                   46,864           161,681
   Avista Corp.                                                                  111,400         1,982,920
 * Avocent Corp.                                                                  52,600         1,995,118
 * AVTEAM, Inc. Class A                                                              200                 0
 * Aware, Inc.                                                                    49,159           241,371
 * Axcelis Technologies, Inc.                                                    219,900         1,605,270
 * Axesstel, Inc.                                                                  6,200            23,560
 * AXM Pharma, Inc.                                                                2,300             5,290
 * Axonyx, Inc.                                                                    1,300             9,568
 * AXS-One, Inc.                                                                  64,600           183,464
 * Axsys Technologies, Inc.                                                        7,050           127,464
 * AXT, Inc.                                                                      38,700            65,790
 * Aztar Corp.                                                                    79,600         2,692,072
 * AZZ, Inc.                                                                       8,200           125,050
   Badger Meter, Inc.                                                              3,200           182,912
 * Badger Paper Mills, Inc.                                                        1,000             4,240
   Bairnco Corp.                                                                   7,300            85,410
 * Baker (Michael) Corp.                                                           7,600           142,880
   Balchem Corp.                                                                   4,700           144,807
   Baldor Electric Co.                                                            75,733         2,088,716
   Baldwin & Lyons, Inc. Class B                                                  12,625           328,250
 * Baldwin Technology Co., Inc. Class A                                           13,300            40,964
 * Ballantyne of Omaha, Inc.                                                      11,900            51,051
*# Bally Total Fitness Holding Corp.                                              78,200           260,406
 * Bancinsurance Corp.                                                             5,700            42,294
   Bandag, Inc.                                                                   20,100         1,002,387
   Bandag, Inc. Class A                                                            9,600           437,568
   Bank of Granite Corp.                                                          16,400           355,880
   Bank of The Ozarks, Inc.                                                       15,200           541,880
   BankAtlantic Bancorp, Inc. Class A                                             11,285           214,415
 * Bankrate, Inc.                                                                  7,000           111,720
 * BankUnited Financial Corp. Class A                                             69,175         2,126,439
   Banner Corp.                                                                   25,751           850,298
   Banta Corp.                                                                    57,300         2,549,850
   Barnes Group, Inc.                                                             53,200         1,392,776
   Barnwell Industries, Inc.                                                         400            21,180
 * Barrett Business Services, Inc.                                                 5,800            87,058
 * Barry (R.G.) Corp.                                                              9,500            33,250
   Bassett Furniture Industries, Inc.                                             26,099           514,411
   Bay View Capital Corp.                                                         14,455           248,626
 * BayCorp Holdings, Ltd.                                                            484             6,123
 * BE Aerospace, Inc.                                                            103,510         1,096,895
 * Beasley Broadcast Group, Inc.                                                  16,698           293,050
 # Beazer Homes USA, Inc.                                                         12,553         1,556,572
   Bebe Stores, Inc.                                                              85,400         3,098,312

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   BEI Technologies, Inc.                                                         34,000   $       997,900
   Bel Fuse, Inc. Class A                                                          2,600            76,180
   Bel Fuse, Inc. Class B                                                          5,250           179,707
   Belden CDT, Inc.                                                               83,439         1,934,950
 * Bell Industries, Inc.                                                           8,900            25,899
 * Bell Microproducts, Inc.                                                       63,600           543,780
 * Benchmark Electronics, Inc.                                                    89,000         3,119,450
 * Benihana, Inc.                                                                  1,000            14,250
 * Benihana, Inc. Class A                                                            150             2,115
 * Bentley Pharmaceuticals, Inc.                                                  47,860           422,125
   Berry Petroleum Corp. Class A                                                  48,400         2,240,920
 * Beverly Enterprises, Inc.                                                     248,700         2,156,229
   Beverly Hills Bancorp, Inc.                                                       437             4,331
 * BFC Financial Corp.                                                             1,300            14,664
 * Big 4 Ranch, Inc.                                                               3,200                 0
 * Big City Radio, Inc.                                                            3,400               399
 * Big Dog Holdings, Inc.                                                          1,500             9,420
*# Big Lots, Inc.                                                                 16,400           190,240
 * BindView Development Corp.                                                    107,800           382,690
 * Bioanalytical Systems, Inc.                                                     4,600            24,150
 * BioCryst Pharmaceuticals, Inc.                                                 49,900           329,340
 * Bioenvision, Inc.                                                              64,800           667,440
 * Bio-Imaging Technologies, Inc.                                                 24,300           105,705
 # BioLase Technology, Inc.                                                       55,808           504,504
 * Bio-Logic Systems Corp.                                                         4,200            34,272
 * BioMarin Pharmaceutical, Inc.                                                 148,085           789,293
 * Bio-Rad Laboratories, Inc. Class A                                             20,000         1,134,000
 * Bio-Reference Laboratories, Inc.                                               28,746           472,009
 * BioSante Pharmaceuticals, Inc.                                                 41,400           416,898
*# Biosite, Inc.                                                                  36,545         2,035,191
 * Biosource International, Inc.                                                   9,600            63,168
 * Biospecifics Technologies Corp.                                                 4,500             7,425
 * BioSphere Medical, Inc.                                                        32,800           101,680
 * BioTime, Inc.                                                                  11,000            14,520
 * Bioveris Corp.                                                                 30,900           190,962
 * Bitstream, Inc.                                                                 8,400            24,360
   BIW, Ltd.                                                                         800            15,720
 * BJ's Restaurants, Inc.                                                         45,344           678,346
   Black Box Corp.                                                                39,400         1,681,592
   Black Hills Corp.                                                              74,659         2,292,778
   Blair Corp.                                                                    18,000           630,000
 # Blockbuster, Inc. Class A                                                     119,800         1,015,904
 * Blonder Tongue Laboratories, Inc.                                               9,800            46,550
 * Blount International, Inc.                                                     89,200         1,554,756
 * Blue Coat Systems, Inc.                                                        25,886           432,037
 * Blue Martini Software, Inc.                                                    26,600            73,921
 * Bluegreen Corp.                                                                59,865           951,853
   Blyth, Inc.                                                                    94,100         2,758,071
 * BNS Co. Class A                                                                 4,120            27,398
   Bob Evans Farms, Inc.                                                          79,438         2,005,809
 * Boca Resorts, Inc.                                                             84,545         2,024,007
 * Bogen Communications International,
     Inc.                                                                         12,500            61,562
 * Bolt Technology Corp.                                                           5,400            28,296
 * Bombay Co., Inc.                                                               82,400           570,208
 * Bone Care International, Inc.                                                  44,709         1,042,614
 * Bontex, Inc.                                                                      200                52
   Bon-Ton Stores, Inc.                                                           29,617           414,638
*# Bookham, Inc.                                                                  12,447            66,716
   Books-A-Million, Inc.                                                          18,300           168,726
 * Borland Software Corp.                                                        185,000         2,162,650
   Boston Acoustics, Inc.                                                          4,600   $        63,250
 * Boston Beer Co., Inc. Class A                                                  22,100           481,338
 * Boston Communications Group, Inc.                                              39,700           353,330
   Boston Private Financial Holdings, Inc.                                        62,900         1,703,961
   BostonFed Bancorp, Inc.                                                         4,300           188,727
 * Bottomline Technologies, Inc.                                                  40,306           471,580
   Bowne & Co., Inc.                                                              81,100         1,248,940
 * Boyds Collection, Ltd.                                                        123,017           431,790
 * Bradley Pharmaceuticals, Inc.                                                  37,051           655,803
   Brady Co. Class A                                                              49,200         3,006,120
 * Breed Technologies, Inc.                                                       36,800               515
   Bridgford Foods Corp.                                                          10,400            88,036
 * Brigham Exploration Co.                                                        96,446           901,770
 * Bright Horizons Family Solutions, Inc.                                          6,600           414,150
 * Brightpoint, Inc.                                                              41,400           791,154
 * BrightStar Information Technology
     Group, Inc.                                                                  10,700               214
 * Brillian Corp.                                                                  7,049            21,711
 * Brilliant Digital Entertainment, Inc.                                           5,400               324
*# BriteSmile, Inc.                                                                  785             5,440
 * Broadview Media, Inc.                                                             200             1,280
*# BroadVision, Inc.                                                              71,877           165,317
*# Broadwing Corp.                                                                 2,700            17,928
*# Brocade Communications Systems,
     Inc.                                                                         99,500           689,535
 # Brookline Bancorp, Inc.                                                       136,055         2,204,091
 * Brooks Automation, Inc.                                                       102,439         1,572,439
 * Brookstone, Inc.                                                               46,792           856,294
 * Brooktrout, Inc.                                                               29,907           366,660
   Brown Shoe Company, Inc.                                                       41,800         1,192,136
 * Bruker BioSciences Corp.                                                      194,472           896,516
 * Brush Engineered Materials, Inc.                                               43,600           850,200
   Bryn Mawr Bank Corp.                                                            1,600            31,872
 * BSQUARE Corp.                                                                     500               570
 * BTU International, Inc.                                                        12,900            38,442
 * Buca, Inc.                                                                     44,571           267,426
 * Buckeye Technologies, Inc.                                                     85,883         1,064,090
   Buckle, Inc.                                                                   30,000           924,000
   Building Materials Holding Corp.                                               31,198         1,137,167
 * Bull Run Corp.                                                                  3,700             1,369
   Burlington Coat Factory Warehouse
     Corp.                                                                       101,949         2,376,431
 * Bush Industries, Inc. Class A                                                     700                59
 * Butler International, Inc.                                                      8,400            38,472
   C&D Technologies, Inc.                                                         58,300         1,010,339
   C&F Financial Corp.                                                               300            11,871
 * C-COR, Inc.                                                                    99,000           886,050
*# C-Phone Corp.                                                                   8,900               116
 * Cabot Microelectronics Corp.                                                   57,000         2,106,150
   Cabot Oil & Gas Corp.                                                          65,800         3,183,404
 * Cache, Inc.                                                                    35,950           593,534
 * CACI International, Inc. Class A                                                5,700           354,141
   Cadmus Communications Corp.                                                     8,900           123,541
 * Cagle's, Inc. Class A                                                           2,000            22,020
 * Cal Dive International, Inc.                                                   80,000         3,444,800
 * CalAmp Corp.                                                                   50,728           485,467
   Calavo Growers, Inc.                                                           26,043           304,964
   Calgon Carbon Corp.                                                            89,800           839,630
 * California Coastal Communities, Inc.                                           10,000           222,900
   California First National Bancorp                                              10,400           137,790
 * California Micro Devices Corp.                                                 49,400           429,780

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * California Pizza Kitchen, Inc.                                                 44,100   $     1,104,705
   California Water Service Group                                                 42,200         1,475,734
 * Caliper Life Sciences, Inc.                                                    67,924           474,789
   Callaway Golf Co.                                                             173,000         2,034,480
 * Callidus Software                                                              32,000           145,280
 * Callon Petroleum Co.                                                           39,762           557,066
 * Calloway's Nursery, Inc.                                                        1,200               420
 # Cal-Maine Foods, Inc.                                                          49,100           649,495
*# Calpine Corp.                                                                  17,500            67,900
 * Calton, Inc.                                                                    4,480             1,613
 * CAM Commerce Solutions, Inc.                                                    3,000            48,357
   Cambrex Corp.                                                                  60,000         1,488,000
   Camco Financial Corp.                                                           7,516           114,469
 * CancerVax Corp.                                                                64,300           608,921
 * Candela Corp.                                                                  51,710           505,724
 * Candie's, Inc.                                                                 62,574           291,595
 * Candlewood Hotel Co., Inc.                                                      1,500                86
 * Cannon Express, Inc.                                                              200                 0
 * Cannondale Corp.                                                                  300                19
 * Cantel Medical Corp.                                                           22,440           672,302
 * Canterbury Consulting Group, Inc.                                               1,571               677
 * Canyon Resources Corp.                                                         63,900            77,319
   Capital Corp. of the West                                                       5,046           259,819
 * Capital Crossing Bank                                                          11,800           315,178
 * Capital Pacific Holdings, Inc.                                                 14,500            57,637
 * Capital Senior Living Corp.                                                    58,900           305,691
   Capital Southwest Corp.                                                           300            23,640
   Capitol Bancorp, Ltd.                                                           8,564           297,171
 * Caprius, Inc.                                                                     548                82
 * Capstone Turbine Corp.                                                         78,300           146,421
 * Captaris, Inc.                                                                 69,100           339,281
 * Captiva Software Corp.                                                          4,400            43,032
 * Caraco Pharmaceutical Laboratories,
     Ltd.                                                                         56,350           411,355
 * Caraustar Industries, Inc.                                                     64,684         1,040,766
   CARBO Ceramics, Inc.                                                           36,700         2,851,590
 * Cardiac Sciences, Inc.                                                        144,900           307,188
 * Cardima, Inc.                                                                   1,300               481
 * Cardinal Financial Corp.                                                       12,705           127,304
 * CardioDynamics International Corp.                                            112,034           511,995
 * CardioGenesis Corp.                                                             1,800               738
*# Cardiotech International, Inc.                                                 40,663           114,263
 * Career Blazers, Inc. Trust Units                                                  800                 0
   Carmike Cinemas, Inc.                                                          27,828         1,041,880
   Carpenter Technology Corp.                                                     54,700         3,197,215
 * Carreker Corp.                                                                 21,871           184,591
 * Carriage Services, Inc.                                                        38,900           195,667
 * Carrier Access Corp.                                                           77,789           702,435
 * Carrington Laboratories, Inc.                                                   9,800            45,178
 * Carrizo Oil & Gas, Inc.                                                        14,100           136,347
   Cascade Corp.                                                                  28,000           898,520
   Cascade Natural Gas Corp.                                                      25,900           553,742
 * Casella Waste Systems, Inc. Class A                                            53,549           809,125
   Casey's General Stores, Inc.                                                  115,110         2,229,681
   Cash America International, Inc.                                               65,100         1,669,815
 * Castle (A.M.) & Co.                                                            15,437           196,359
   Castle Energy Corp.                                                            11,700           147,420
 * Casual Male Retail Group, Inc.                                                 78,700           339,984
 * Catalina Lighting, Inc.                                                         1,760            15,840
   Catalina Marketing Corp.                                                      111,300         3,127,530
 * Catalyst Semiconductor, Inc.                                                   41,940           249,962
 * Catalytica Energy Systems, Inc.                                                19,891   $        41,771
 * Catapult Communications Corp.                                                  33,091           898,090
   Cato Corp. Class A                                                             46,600         1,243,288
 * Cavalier Homes, Inc.                                                           39,360           217,661
 # Cavalry Bancorp, Inc.                                                             500            10,644
 * Cavco Industries, Inc.                                                          3,852           155,236
   CCA Industries, Inc.                                                           15,166           166,826
 * CCC Information Services Group, Inc.                                           56,648         1,183,943
 * CD Warehouse, Inc.                                                              3,300                 6
 * CD&L, Inc.                                                                      2,600             4,368
   CDI Corp.                                                                      43,600           842,352
 * CEC Entertainment Inc.                                                         76,950         3,131,095
 * Celadon Group, Inc.                                                            21,500           460,100
 * Celebrity, Inc. Escrow Shares                                                   1,300                 0
   Celeritek, Inc.                                                                29,000           104,690
 * Cell Genesys, Inc.                                                             94,552           694,012
*# Cell Therapeutics, Inc.                                                       116,400           870,672
 * Cellegy Pharmaceuticals, Inc.                                                  53,521           264,929
 * CellStar Corp.                                                                 43,048           157,125
 * Centene Corp.                                                                  47,200         2,525,200
 * Centennial Communications Corp.                                                49,800           329,178
   Center Bancorp, Inc.                                                            1,890            24,343
   Center Financial Corp.                                                         12,960           266,846
 * Centillium Communications, Inc.                                                83,989           211,652
 * Centra Software, Inc.                                                          45,500            98,726
   Central Bancorp, Inc.                                                           1,600            49,560
 * Central European Distribution Corp.                                            37,627           989,214
 * Central Garden & Pet Co.                                                       42,600         1,648,620
   Central Pacific Financial Corp.                                                64,500         2,156,235
   Central Parking Corp.                                                          80,537         1,222,552
   Central Vermont Public Service Corp.                                           27,900           629,982
 * Century Aluminum Co.                                                           73,590         1,885,376
   Century Bancorp, Inc. Class A                                                   1,000            31,060
 * Century Business Services, Inc.                                               165,357           711,035
*# Cenuco, Inc.                                                                   27,800           202,384
 * Cenveo, Inc.                                                                  108,100           344,839
 * Cepheid, Inc.                                                                  96,406           887,899
 * Ceradyne, Inc.                                                                 37,150         1,835,210
   CERBCO, Inc. Class A                                                              200             1,908
 * Ceres Group, Inc.                                                              73,995           369,975
*# Cerner Corp.                                                                   25,573         1,348,209
 * Cerus Corp.                                                                    50,900           132,849
 * CEVA, Inc.                                                                     13,363           107,171
   CFS Bancorp, Inc.                                                              23,720           326,862
   CH Energy Group, Inc.                                                          36,300         1,686,861
 * Chad Therapeutics, Inc.                                                        10,000            45,300
*# Champion Enterprises, Inc.                                                    164,700         1,890,756
   Champion Industries, Inc.                                                       9,674            36,277
 * Championship Auto Racing Teams,
     Inc.                                                                          8,900             1,255
 * Champps Entertainment, Inc.                                                    28,340           225,020
 * Channell Commercial Corp.                                                       6,600            49,500
 * Charles and Colvard, Ltd.                                                      30,500           290,939
 * Charles River Associates, Inc.                                                  9,000           388,260
 * Charles River Laboratories International,
     Inc.                                                                         22,342         1,044,488
 * Charlotte Russe Holding, Inc.                                                  49,700           579,005
 * Charming Shoppes, Inc.                                                        264,873         2,476,563
*# Chart Industries, Inc.                                                             23             1,081
*# Charter Communications, Inc.                                                  477,985         1,032,448
   Charter Financial Corp.                                                        22,811           933,198

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Chase Corp.                                                                     4,000   $        62,600
 * Chattem, Inc.                                                                  45,500         1,648,010
 * Chaus (Bernard), Inc.                                                           1,300             1,170
 * Checkers Drive-In Restaurants, Inc.                                            25,907           320,729
 * Checkpoint Systems, Inc.                                                       86,400         1,594,944
   Chemed Corp.                                                                   28,600         1,774,344
   Chemical Financial Corp.                                                       55,099         2,308,648
*# Cheniere Energy, Inc.                                                          43,900         2,496,154
   Cherokee, Inc.                                                                  8,100           238,140
   Chesapeake Corp.                                                               44,102         1,190,313
   Chesapeake Utilities Corp.                                                     12,600           326,340
   Chester Valley Bancorp, Inc.                                                      603            12,892
   Chicago Rivet & Machine Co.                                                       200             5,384
 * chinadotcom Corp. Class A                                                       4,282            18,884
 * Chiquita Brands International, Inc.                                            93,896         1,857,263
   Chittenden Corp.                                                              106,153         3,129,390
 * Cholestech Corp.                                                               32,700           261,600
 * Chordiant Software, Inc.                                                      162,100           332,305
   Christopher & Banks Corp.                                                      82,213         1,622,062
*# ChromaVision Medical Systems, Inc.                                             20,200            34,340
 * Chromcraft Revington, Inc.                                                      6,000            75,060
 * Chronimed, Inc.                                                                24,201           159,485
   Churchill Downs, Inc.                                                          14,400           668,880
*# Chyron Corp.                                                                   33,400            18,370
 * Ciber, Inc.                                                                   138,612         1,293,250
 * CIENA Corp.                                                                    66,100           168,555
 * Cimarex Energy Co.                                                             14,004           562,681
 * Cincinnati Bell, Inc.                                                         564,100         2,030,760
 * Ciphergen Biosystems, Inc.                                                     67,103           216,072
 * Ciprico, Inc.                                                                   4,900            20,335
   CIRCOR International, Inc.                                                     34,990           729,541
 * Cirrus Logic, Inc.                                                            194,018         1,150,527
   Citizens Banking Corp.                                                         78,033         2,738,958
   Citizens South Banking Corp.                                                   17,229           225,700
*# Citizens, Inc.                                                                 85,085           548,804
   City Holding Co.                                                               38,184         1,409,753
 * CKE Restaurants, Inc.                                                         132,700         1,660,077
   Clarcor, Inc.                                                                  58,800         3,088,176
 * Clark, Inc.                                                                    42,824           713,020
 * Clarus Corp.                                                                   33,800           293,215
 * Clayton Williams Energy, Inc.                                                   9,200           210,588
 * Clean Harbors, Inc.                                                            32,400           405,972
 * ClearOne Communications, Inc.                                                  11,000            46,475
   Cleco Corp.                                                                   108,300         2,144,340
 # Cleveland-Cliffs, Inc.                                                         23,500         2,277,150
   Clinical Data, Inc.                                                             1,787            22,749
 * Closure Medical Corp.                                                          33,027           587,550
 * CMGI, Inc.                                                                     66,700           102,051
 * CMS Energy Corp.                                                              273,775         2,792,505
 * CNA Surety Corp.                                                               74,718           975,817
 * CNE Group, Inc.                                                                 2,000               800
*# CNET Networks, Inc.                                                           330,100         3,076,532
   CNS, Inc.                                                                      31,520           380,446
   Coachmen Industries, Inc.                                                      36,100           580,127
 * Coast Dental Services, Inc.                                                     2,066             7,231
   Coast Distribution System                                                       5,600            38,080
 * Coastcast Corp.                                                                 7,600            17,404
   CoBiz, Inc.                                                                    12,825           282,150
 * Cobra Electronics Corp.                                                         6,100            49,410
   Coca-Cola Bottling Co. Consolidated                                             6,000           314,520
 * Coeur d'Alene Mines Corp.                                                     490,500         2,251,395
 * Cogent Communications Group, Inc.                                               6,713   $         5,303
   Cognex Corp.                                                                  105,800         2,729,640
 * Cognitronics Corp.                                                              4,250            13,515
 * Coherent, Inc.                                                                 69,078         1,995,663
   Cohu, Inc.                                                                     49,013           821,458
 * Coinstar, Inc.                                                                 49,300         1,282,786
 * Coldwater Creek, Inc.                                                          35,775           937,305
 * Collagenex Pharmaceuticals, Inc.                                               33,000           188,100
 * Collins & Aikman Corp.                                                        186,360           661,578
   Collins Industries, Inc.                                                        7,000            41,160
   Columbia Banking System, Inc.                                                  32,787           832,462
 * Columbia Laboratories, Inc.                                                    91,900           178,286
 * Columbus McKinnon Corp.                                                        34,300           271,313
 * Comarco, Inc.                                                                  10,200            82,620
 * Comdial Corp.                                                                     600               690
 * Comforce Corp.                                                                 13,277            30,803
 * Comfort Systems USA, Inc.                                                      89,100           641,520
   Commerce Group, Inc.                                                           26,100         1,550,079
*# Commerce One, Inc.                                                             51,000             8,287
   Commercial Bancshares, Inc.                                                     5,665           213,854
   Commercial Capital Bancorp, Inc.                                               34,625           826,152
   Commercial Federal Corp.                                                       89,900         2,618,787
   Commercial Metals Co.                                                          67,200         3,046,848
   Commercial National Financial Corp.                                             3,200            75,200
 * Commonwealth Industries, Inc.                                                  28,815           377,188
 * Commonwealth Telephone Enterprises,
     Inc.                                                                         48,400         2,355,144
 * CommScope, Inc.                                                               124,400         2,403,408
   Communications Systems, Inc.                                                    8,200            95,776
   Community Bank System, Inc.                                                    70,300         1,947,310
   Community Bankshares, Inc.                                                        210             3,828
   Community Trust Bancorp, Inc.                                                  15,103           505,648
   Community West Bancshares                                                       5,500            58,025
 * Competitive Technologies, Inc.                                                  6,100            42,395
 * Compex Technologies, Inc.                                                      27,454           134,525
 * CompuCredit Corp.                                                             105,656         2,532,574
*# Compudyne Corp.                                                                17,704           125,716
 * Computer Horizons Corp.                                                        37,400           142,120
 * Computer Network Technology Corp.                                              59,600           339,720
   Computer Programs & Systems, Inc.                                              24,100           520,560
 * Computer Task Group, Inc.                                                      37,600           136,864
 * CompX International, Inc.                                                       5,100            81,855
 * Comstock Resources, Inc.                                                       79,900         1,734,629
 * Comtech Telecommunications Corp.                                               32,700         1,029,396
 # Concepts Direct, Inc.                                                             700               392
 * Conceptus, Inc.                                                                58,836           525,405
 * Concord Camera Corp.                                                           52,056           137,428
 * Concord Communications, Inc.                                                   42,100           391,109
 * Concur Technologies, Inc.                                                      75,632           710,941
 * Concurrent Computer Corp.                                                     106,000           201,400
 * Conexant Systems, Inc.                                                        226,933           451,597
 * Congoleum Corp. Class A                                                         3,600            20,448
 * Conmed Corp.                                                                   68,654         1,988,906
   Connecticut Water Services, Inc.                                                7,600           211,508
 * Connetics Corp.                                                                81,700         1,708,347
 * Conrad Industries, Inc.                                                         7,200            13,320
 * Consolidated Freightways Corp.                                                    550                 1
 * Consolidated Graphics, Inc.                                                    31,382         1,484,369
   Consolidated-Tokoma Land Co.                                                    6,100           244,732
 * Constar International, Inc.                                                    20,900           125,400
 * Consumer Portfolio Services, Inc.                                               3,300            14,322

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*# Continental Airlines, Inc.                                                    152,900   $     1,703,306
 * Continental Materials Corp.                                                       200             5,320
 * Convera Corp.                                                                  78,426           365,465
 * Convergence Systems, Inc.                                                           1                45
*# Cooker Restaurant Corp.                                                         6,500                23
   Cooper Tire & Rubber Co.                                                       83,900         1,713,238
   Cooperative Bankshares, Inc.                                                    1,400            38,640
 * Copart, Inc.                                                                   74,032         1,599,091
*# Copper Mountain Networks, Inc.                                                 15,010            47,116
 * Corautus Genetics, Inc.                                                         1,542             8,404
 * Core Molding Technologies, Inc.                                                 7,700            20,559
 * Corillian Corp.                                                                87,677           509,403
 * Corinthian Colleges, Inc.                                                     137,000         2,387,225
 * Corio, Inc.                                                                   108,600           180,276
*# Corixa Corp.                                                                  128,288           481,080
   Corn Products International, Inc.                                              47,600         2,590,392
 * Cornell Companies, Inc.                                                        30,300           443,895
 * Correctional Services Corp.                                                    20,512            57,023
 * Corrections Corporation of America                                             80,900         3,195,550
 * Corrpro Companies, Inc.                                                         7,275             8,366
   Corus Bankshares, Inc.                                                         64,044         3,117,021
 * Corvel Corp.                                                                   10,900           345,748
 * Cosine Communications, Inc.                                                    22,621            69,446
 * Cost Plus, Inc.                                                                50,275         1,597,739
 * CoStar Group, Inc.                                                             41,911         1,835,702
 * Cost-U-Less, Inc.                                                               3,000            17,730
   Cotton States Life Insurance Co.                                                6,330           127,233
   Courier Corp.                                                                   4,275           216,229
 * Covansys Corp.                                                                 48,200           648,772
 * Covenant Transport, Inc. Class A                                               28,030           538,737
 * Covista Communications, Inc.                                                    3,000             5,940
   CPAC, Inc.                                                                      5,120            26,470
 * CPI Aerostructures, Inc.                                                       11,866           122,220
   CPI Corp.                                                                      11,200           158,480
   Craftmade International, Inc.                                                  11,300           200,010
   Crawford & Co. Class A                                                         27,300           204,750
   Crawford & Co. Class B                                                         25,300           198,605
 * Cray, Inc.                                                                    189,048           663,558
 * Credence Systems Corp.                                                        202,147         1,544,403
 * Credit Acceptance Corp.                                                        90,319         2,235,395
 * Critical Path, Inc.                                                            33,200            36,520
 * Criticare Systems, Inc.                                                        25,400            67,564
   Crompton Corp.                                                                263,600         2,954,956
 * Cross (A.T.) Co. Class A                                                       14,700            69,972
 * Cross Country Healthcare, Inc.                                                 71,557         1,270,137
 * Crossroads Systems, Inc.                                                       42,500            57,375
 * Crown Andersen, Inc.                                                            1,000             1,400
 * Crown Financial Group, Inc.                                                     4,200             1,386
 * Crown Holdings, Inc.                                                           14,400           184,320
 * Crown Media Holdings, Inc.                                                    168,253         1,490,722
*# CryoLife, Inc.                                                                 53,600           381,632
 * CSG Systems International, Inc.                                               117,432         2,133,739
 * CSK Auto Corp.                                                                104,100         1,596,894
 * CSP, Inc.                                                                       3,500            30,800
   CSS Industries, Inc.                                                           12,900           414,477
   CT Communications, Inc.                                                        41,560           549,839
 * CTI Molecular Imaging, Inc.                                                    23,500           314,430
   CTS Corp.                                                                      82,659         1,104,324
   Cubic Corp.                                                                    61,500         1,568,250
 * Cubist Pharmaceuticals, Inc.                                                   92,725         1,112,700
 * Culp, Inc.                                                                     25,400           152,908
 * Cumulus Media, Inc. Class A                                                   131,893   $     2,015,325
 * CUNO, Inc.                                                                     39,008         2,556,194
 * CuraGen Corp.                                                                 115,160           694,415
 * Curative Health Services, Inc.                                                 27,900           159,309
 * Curis, Inc.                                                                   107,349           434,763
   Curtiss-Wright Corp.                                                           11,600           691,360
   Cutter & Buck, Inc.                                                            25,124           373,845
 * CV Therapeutics, Inc.                                                          72,605         1,574,076
   CVB Financial Corp.                                                           111,315         3,025,542
 * Cyberguard Corp.                                                               65,822           406,122
*# Cyberonics, Inc.                                                               54,800         1,017,636
 * Cyberoptics Corp.                                                              19,400           272,764
 * Cybersource Corp.                                                              78,100           551,386
 * Cybex International, Inc.                                                       8,700            37,845
 * Cycle Country Accessories Corp.                                                11,300            55,031
*# Cygnus, Inc.                                                                      100                10
 * Cymer, Inc.                                                                    84,586         2,573,106
 * Cypress Bioscience, Inc.                                                       66,060           769,599
 * Cypress Semiconductor Corp.                                                   288,800         2,844,680
 * Cytogen Corp.                                                                  35,670           351,349
*# CytRx Corp.                                                                     1,700             2,057
   D&E Communications, Inc.                                                       34,574           452,919
   D&K Healthcare Resources, Inc.                                                 31,930           231,812
 * Daily Journal Corp.                                                               200             7,158
 * Daktronics, Inc.                                                               43,479         1,126,976
*# Dan River, Inc. Class A                                                        22,900             1,008
 * Danielson Holding Corp.                                                       107,650           879,500
 * Darling International, Inc.                                                   147,000           605,640
 * Data I/O Corp.                                                                  7,600            25,308
 * Data Systems & Software, Inc.                                                   7,300             8,030
 * Datalink Corp.                                                                 13,300            25,257
 * Dataram Corp.                                                                  19,800           118,206
   Datascope Corp.                                                                34,034         1,364,423
 * Datastream Systems, Inc.                                                       20,100           118,590
*# Datatec Systems, Inc.                                                           7,000                38
*# DataTRAK International, Inc.                                                    5,200            59,280
 * Datawatch Corp.                                                                 4,132            15,908
 * Dave & Busters, Inc.                                                           13,200           246,840
 * Dawson Geophysical Co.                                                          5,400           126,090
 * Daxor Corp.                                                                     4,600            97,060
   Deb Shops, Inc.                                                                19,299           475,720
*# Deckers Outdoor Corp.                                                           9,200           400,384
   Decorator Industries, Inc.                                                      2,762            21,765
 * Del Global Technologies Corp.                                                  10,927            27,973
 * Del Laboratories, Inc.                                                          9,506           325,580
 * Delphax Technologies, Inc.                                                      6,100            24,943
   Delphi Financial Group, Inc. Class A                                           60,250         2,799,215
   Delta & Pine Land Co.                                                          88,500         2,362,950
*# Delta Air Lines, Inc.                                                         288,900         2,013,633
   Delta Apparel, Inc.                                                             5,240           119,734
   Delta Financial Corp.                                                          46,500           469,650
   Delta Natural Gas Co., Inc.                                                     6,200           159,650
 * Delta Petroleum Corp.                                                          38,460           604,976
 * Delta Woodside Industries, Inc.                                                 5,850             3,861
   Deltic Timber Corp.                                                            27,971         1,264,289
 * Denali, Inc.                                                                    4,300               430
 * Denbury Resources, Inc.                                                       115,600         3,346,620
 * Dendreon Corp.                                                                134,381         1,318,278
 * Dendrite International, Inc.                                                   95,774         1,634,862
 * Department 56, Inc.                                                            30,900           523,137
*# DepoMed, Inc.                                                                  79,700           371,402

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Detrex Corp.                                                                      500   $           925
 * Devcon International Corp.                                                      3,600            55,800
 * DeVry, Inc.                                                                     4,100            69,126
 * DHB Industries, Inc.                                                           93,900         1,746,540
   Diagnostic Products Corp.                                                      64,000         3,097,600
 * DiamondCluster International, Inc.                                             78,484           959,859
 * Diedrich Coffee, Inc.                                                           4,025            17,992
 * Digene Corp.                                                                   45,800         1,107,581
 * Digi International, Inc.                                                       49,792           766,299
 * Digimarc Corp.                                                                 43,365           399,392
 * Digital Angel Corp.                                                            73,800           471,582
 * Digital Generation Systems, Inc.                                              114,900           155,115
 * Digital Impact, Inc.                                                           56,900            66,573
 * Digital Insight Corp.                                                          81,500         1,330,487
 * Digital Lightwave, Inc.                                                        49,700            68,089
 * Digital River, Inc.                                                            74,600         3,127,232
 * Digitas, Inc.                                                                 195,977         1,608,971
   Dime Community Bancshares                                                      84,900         1,557,915
   DIMON, Inc.                                                                   103,829           675,927
 * Diodes, Inc.                                                                   12,150           302,170
 * Dionex Corp.                                                                   47,515         2,726,886
 * Discovery Laboratories, Inc.                                                    5,700            39,786
 * Discovery Partners International, Inc.                                         59,253           272,564
 * Display Technologies, Inc.                                                     11,330                17
 * Distributed Energy Systems Corp.                                               70,550           189,074
 * Ditech Communications Corp.                                                    78,155         1,231,723
 * Diversa Corp.                                                                  99,878           845,967
 * Diversified Corporate Resources, Inc.                                             800               691
 * Dixie Group, Inc.                                                              25,400           407,162
 * Dixon Ticonderoga Co.                                                           1,900            11,609
 * DJ Orthopedics, Inc.                                                           50,800         1,024,636
 * DLB Oil & Gas, Inc.                                                             1,300                 0
 * DocuCorp International, Inc.                                                   24,653           220,151
 * Document Sciences Corp.                                                        14,200            75,544
 * Dollar Thrifty Automotive Group, Inc.                                          57,200         1,538,108
 * Dominion Homes, Inc.                                                            5,800           119,828
   Donegal Group, Inc. Class A                                                     6,066           130,419
   Donegal Group, Inc. Class B                                                     2,933            57,927
 * Dot Hill Systems Corp.                                                        100,260           661,716
 * DoubleClick, Inc.                                                             288,282         2,162,115
 * DOV Pharmaceutical, Inc.                                                       48,928           905,657
   Dover Downs Gaming & Entertainment,
     Inc.                                                                          9,910           111,884
   Dover Motorsports, Inc.                                                        37,100           180,306
   Downey Financial Corp.                                                         36,476         2,106,124
 * DPAC Technologies Corp.                                                        20,300            10,556
 * Drew Industries, Inc.                                                          23,600           786,116
 * Dril-Quip, Inc.                                                                38,900           928,543
 * DRS Technologies, Inc.                                                         48,500         2,071,920
 * drugstore.com, Inc.                                                           183,900           597,675
 * DSP Group, Inc.                                                                65,500         1,452,790
 * DT Industries, Inc.                                                            10,300                26
 * Duckwall-ALCO Stores, Inc.                                                      4,100            68,675
 * Ducommun, Inc.                                                                 22,900           580,515
 * DuPont Photomasks, Inc.                                                        40,255         1,061,927
   Duquesne Light Holdings, Inc.                                                 104,700         1,846,908
 * Dura Automotive Systems, Inc.                                                  41,300           375,830
 * DuraSwitch Industries, Inc.                                                    10,500            22,575
 * Duratek, Inc.                                                                  13,500           310,635
 * Durect Corp.                                                                  103,160           231,078
 * DUSA Pharmaceuticals, Inc.                                                     38,800           514,876
 * Dyax Corp.                                                                     72,100   $       571,753
 * Dycom Industries, Inc.                                                         97,066         2,828,503
*# Dynacq Healthcare, Inc.                                                        22,200           119,880
 * Dynamex, Inc.                                                                  26,300           529,156
*# Dynamic Materials Corp.                                                         2,000            30,600
 * Dynamics Research Corp.                                                        16,098           268,998
*# Dynegy, Inc.                                                                   63,200           357,080
 * E Com Ventures, Inc.                                                            2,175            25,861
 * E-Loan, Inc.                                                                  140,700           379,890
   E-Z-EM, Inc.                                                                    8,562           124,577
 * E.piphany, Inc.                                                               160,211           724,154
 # Eagle Materials, Inc.                                                          22,200         1,739,814
   Eagle Materials, Inc. Class B                                                  20,500         1,549,800
*# EarthLink, Inc.                                                               169,975         1,842,529
   Eastern Co.                                                                     4,950            93,753
 * EasyLink Services Corp.                                                         7,969            11,236
 * Echelon Corp.                                                                  88,406           668,349
 * Eclipsys Corp.                                                                 17,600           342,320
 * eCollege.com                                                                   46,875           550,781
   Ecology & Environment, Inc. Class A                                             2,000            17,600
 * Edelbrock Corp.                                                                 5,470            90,802
 * Eden Bioscience Corp.                                                           9,900             7,029
*# EDGAR Online, Inc.                                                             14,700            18,522
 * Edge Petroleum Corp.                                                           29,900           457,470
 * Edgewater Technology, Inc.                                                     11,569            48,358
   EDO Corp.                                                                      46,000         1,401,620
 * Education Lending Group, Inc.                                                   1,000            14,060
   Educational Development Corp.                                                   1,800            18,396
   EFC Bancorp, Inc.                                                               4,600           117,990
 * EFJ, Inc.                                                                       7,800            63,024
 * eFunds Corp.                                                                  110,806         2,639,399
 * EGL, Inc.                                                                      95,396         3,218,661
 * El Paso Electric Co.                                                          108,600         1,949,370
   Electro Rent Corp.                                                             55,779           790,946
 * Electro Scientific Industries, Inc.                                            35,500           689,410
 * Electroglas, Inc.                                                              49,100           160,066
 * Electronics Boutique Holdings Corp.                                            54,830         2,135,628
 * Electronics for Imaging, Inc.                                                 120,200         2,010,946
 * Elizabeth Arden, Inc.                                                          62,000         1,413,600
   ElkCorp                                                                        45,600         1,349,760
 * eLoyalty Corp.                                                                  6,700            33,701
 * ELXSI Corp.                                                                     1,800             5,850
 * EMAK Worldwide, Inc.                                                            5,700            56,208
 * Embarcadero Technologies, Inc.                                                 63,250           559,130
 * Embrex, Inc.                                                                   16,700           221,275
   EMC Insurance Group, Inc.                                                      11,300           245,323
 * EMCOR Group, Inc.                                                              34,000         1,571,480
 * EMCORE Corp.                                                                   78,911           209,903
 * Emerging Vision, Inc.                                                          25,700             4,883
 * Emeritus Corp.                                                                 14,100           133,950
 * Emerson Radio Corp.                                                            59,722           185,138
 * Emisphere Technologies, Inc.                                                   41,656           127,759
 * Emmis Communications Corp.
     Class A                                                                     118,100         2,183,669
   Empire District Electric Co.                                                   58,700         1,333,077
 * EMS Technologies, Inc.                                                         24,974           391,842
 * Emulex Corp.                                                                  190,300         2,690,842
 * En Pointe Technologies, Inc.                                                    6,500            18,525
 * Encore Acquisition Co.                                                         74,900         2,637,229
 * Encore Capital Grooup, Inc.                                                    48,500         1,216,380
 * Encore Medical Corp.                                                           98,500           620,057

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Encore Wire Corp.                                                              48,497   $       653,497
 * Encysive Pharmaceuticals, Inc.                                                131,198         1,423,498
 * Endeavour International Corp.                                                  98,000           420,420
 * Endocardial Solutions, Inc.                                                    46,500           528,705
*# Endocare, Inc.                                                                 25,800            62,049
 * Endologix, Inc.                                                                73,000           471,580
 * Energy Conversion Devices, Inc.                                                56,439         1,256,332
 * Energy Partners, Ltd.                                                          75,400         1,460,498
 * Energy West, Inc.                                                               3,900            23,166
   EnergySouth, Inc.                                                              16,178           465,765
 * Enesco Group, Inc.                                                             32,700           241,326
   Engineered Support Systems, Inc.                                               58,609         3,223,495
 * ENGlobal Corp.                                                                  1,700             2,516
*# Enlighten Software Solutions, Inc.                                              1,600                 2
   Ennis, Inc.                                                                    37,800           750,330
 * Enpath Medical, Inc.                                                           11,600           110,896
 * EnPro Industries, Inc.                                                         46,600         1,339,284
 * Entegris, Inc.                                                                168,438         1,647,324
 * Enterrasys Networks, Inc.                                                     378,100           661,675
 * Entravision Communications Corp.                                              136,817         1,121,899
*# Entremed, Inc.                                                                 69,800           166,822
 * Entrust, Inc.                                                                 144,200           537,866
 * Environmental Elements Corp.                                                    1,000               100
 * Environmental Technologies Corp.                                                3,700                15
 * Environmental Tectonics Corp.                                                   7,100            46,150
 * Enzo Biochem, Inc.                                                             74,504         1,434,202
 * Enzon Pharmaceuticals, Inc.                                                    51,600           698,664
*# EP Medsystems, Inc.                                                            14,900            51,107
 * EpicEdge, Inc.                                                                 13,100                39
 * Epicor Software Corp.                                                         116,287         1,833,846
*# Epimmune, Inc.                                                                 22,900            30,915
 * EPIQ Systems, Inc.                                                             41,050           615,339
 * EPIX Pharmaceuticals, Inc.                                                     52,928           931,533
 * ePlus, Inc.                                                                    18,890           238,581
 * ePresence, Inc. Escrow Shares                                                  25,100             3,263
*# Equimed Inc. Nevis                                                              2,250                 0
 * Equinix, Inc.                                                                  42,000         1,632,960
*# eResearch Technology, Inc.                                                    119,810         1,765,999
 * Ergo Science Corp.                                                              7,150            16,087
   ESB Financial Corp.                                                            11,762           165,962
 * Escalon Medical Corp.                                                           3,200            27,520
 * ESCO Technologies, Inc.                                                        29,800         2,181,360
 * eSpeed, Inc.                                                                   68,800           769,872
   Espey Manufacturing & Electronics
     Corp.                                                                           400            10,420
 * ESS Technology, Inc.                                                           87,100           614,055
 * Esterline Technologies Corp.                                                   48,500         1,726,600
   Ethan Allen Interiors, Inc.                                                    78,300         3,088,935
 * Euronet Worldwide, Inc.                                                        72,727         1,789,084
 * European Micro Holdings, Inc.                                                   4,600               138
 * Evans & Sutherland Computer Corp.                                              10,400            68,744
 * Evans Systems, Inc.                                                             2,500               106
 * Evercel, Inc.                                                                     766               709
*# Evergreen Solar, Inc.                                                         109,300           370,418
 * Everlast Worldwide, Inc.                                                        1,500             5,370
 * Evolving Systems, Inc.                                                         12,600            44,981
 * Exabyte Corp.                                                                     700               217
 * Exact Sciences Corp.                                                           59,605           206,233
 * Exactech, Inc.                                                                 10,800           203,472
 * Exar Corp.                                                                     93,208         1,303,048
 * Excel Technology, Inc.                                                         26,472           688,272
 * Exelixis, Inc.                                                                165,918   $     1,488,284
 * Exponent, Inc.                                                                  6,700           186,193
 * ExpressJet Holdings, Inc.                                                     119,600         1,394,536
 * Extended Systems, Inc.                                                         11,100            28,305
 * Extreme Networks, Inc.                                                        277,921         1,898,200
 * EZCORP, Inc. Class A Non-Voting                                                10,800           115,452
 * Ezenia! Inc.                                                                      200               204
 * F5 Networks, Inc.                                                              76,000         3,271,800
 * Fab Industries, Inc.                                                            5,200            20,696
   Factset Research Systems, Inc.                                                 57,000         2,944,050
 * Fairchild Corp. Class A                                                        48,352           145,056
 * Falcon Products, Inc.                                                          11,500            10,034
*# FalconStor Software, Inc.                                                     108,105           846,462
 * Famous Dave's of America, Inc.                                                 26,825           298,294
 * Fargo Electronics                                                              28,800           426,816
   Farmer Brothers Co.                                                            19,000           504,640
 * Faro Technologies, Inc.                                                        31,660           861,152
   FBL Financial Group, Inc. Class A                                              61,600         1,750,672
 * Featherlite, Inc.                                                               6,500            26,065
   Fedders Corp.                                                                  61,510           184,530
 * Federal Agriculture Mortgage
     Corporation                                                                     500            11,330
   Federal Screw Works                                                             1,562            53,748
 # Federal Signal Corp.                                                          110,700         1,904,040
*# Federal-Mogul Corp.                                                            57,900            21,423
 * FEI Co.                                                                        76,558         1,637,576
 * Female Health Co.                                                               9,300            17,205
 # Ferro Corp.                                                                    96,400         2,205,632
   FFLC Bancorp, Inc.                                                              5,400           176,202
 * Fibermark, Inc.                                                                   100                 2
 * Fiberstars, Inc.                                                               15,500           139,500
   Fidelity Bankshares, Inc.                                                      34,832         1,429,157
 * Fidelity Federal Bancorp                                                        2,500             4,400
   Fidelity Southern Corp.                                                         8,800           159,544
 * Filenet Corp.                                                                  90,680         2,431,131
 * Financial Federal Corp.                                                        39,800         1,530,708
 * Financial Industries Corp.                                                     12,482            99,232
 * FindWhat.com                                                                   69,300         1,336,104
 * Finisar Corp.                                                                 333,296           609,932
   Finish Line, Inc. Class A                                                      97,834         1,800,146
 * Finishmaster, Inc.                                                                800            10,352
 * Finlay Enterprises, Inc.                                                       19,000           368,980
 * Firebrand Financial Group, Inc.                                                 9,100               364
 * First Acceptance Corp.                                                          1,500            13,050
   First Albany Companies, Inc.                                                    9,098            83,611
 * First Aviation Services, Inc.                                                   6,200            24,862
   First Bancorp                                                                   9,315           263,801
 * First Cash Financial Services, Inc.                                            35,681           929,133
   First Charter Corp.                                                            68,508         1,876,434
   First Citizens BancShares, Inc.                                                 1,300           176,884
   First Commonwealth Financial Corp.                                            159,751         2,452,178
   First Community Bancorp                                                        35,700         1,500,114
   First Community Bancshares, Inc.                                               24,561           874,863
 * First Consulting Group, Inc.                                                   55,703           304,695
   First Defiance Financial Corp.                                                  6,859           187,662
   First Federal Bancshares of Arkansas,
     Inc.                                                                          5,800           126,266
   First Financial Bancorp                                                       100,457         1,715,806
   First Financial Bankshares, Inc.                                               15,395           669,682
   First Financial Corp.                                                           2,550            92,616
   First Financial Holdings, Inc.                                                 28,464           931,911

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   First Franklin Corp.                                                              300   $         6,075
 * First Health Group Corp.                                                       17,731           315,966
 * First Horizon Pharmaceutical Corp.                                             82,864         1,620,820
   First Indiana Corp.                                                            35,881           831,363
 * First Investors Financial Services
     Group, Inc.                                                                   5,400            24,192
   First Keystone Financial, Inc.                                                  2,000            45,300
   First M&F Corp.                                                                 2,100            71,400
 * First Mariner Bancorp                                                           4,900            84,231
   First Merchants Corp.                                                          41,108         1,107,861
   First Midwest Bancorp, Inc.                                                     7,375           276,857
   First Midwest Financial, Inc.                                                   2,400            60,264
   First Mutual Bancshares, Inc.                                                   5,013           124,548
   First National Bankshares of Florida                                           29,169           749,352
   First Niagara Financial Group, Inc.                                           187,028         2,700,684
   First Oak Brook Bancshares, Inc.                                                3,150           103,320
   First PacTrust Bancorp, Inc.                                                    8,200           214,020
   First Place Financial Corp.                                                    30,746           691,785
   First Republic Bank                                                            36,750         1,888,582
   First State Bancorporation                                                     16,776           630,274
   First United Corp.                                                              3,500            71,225
 * First Virtual Communications, Inc.                                              1,650               272
   Firstbank Corp.                                                                 2,835            83,488
   FirstBank NW Corp.                                                              2,928            84,839
 * FirstCity Financial Corp.                                                      25,500           228,225
 * FirstFed Financial Corp.                                                       37,700         1,983,774
*# Firstwave Technologies, Inc.                                                    2,600             5,304
 * Fischer Imaging Corp.                                                           9,100            33,215
 * Five Star Quality Care, Inc.                                                   18,800           127,464
   Flag Financial Corp.                                                            6,500            92,625
   Flagstar Bancorp, Inc.                                                        141,100         3,074,569
   Flamemaster Corp.                                                                  27               972
 * Flanders Corp.                                                                 60,260           601,395
 * Fleetwood Enterprises, Inc.                                                   127,400         1,726,270
   Flexsteel Industries, Inc.                                                      6,100           106,811
   Florida East Coast Industries, Inc.                                            64,400         2,746,660
   Florida Public Utilities Co.                                                    3,866            71,289
 * Flow International Corp.                                                       33,300            92,241
   Flowers Foods, Inc.                                                           100,825         3,078,187
 * Flowserve Corp.                                                               123,000         3,102,060
   Flushing Financial Corp.                                                       44,114           937,422
*# FLYi, Inc.                                                                     68,000           127,840
 * FMC Corp.                                                                      58,800         2,913,540
   FMS Financial Corp.                                                             3,300            59,218
   FNB Corp.                                                                       2,700            52,785
 # FNB Corp.                                                                     106,420         2,259,297
   FNB Financial Services Corp.                                                    2,625            55,125
 * Foamex International, Inc.                                                     56,123           228,421
 * FOCUS Enhancements, Inc.                                                        3,132             3,570
 * Foodarama Supermarkets, Inc.                                                    1,100            44,550
   Foothill Independent Bancorp                                                    6,555           151,224
 * Footstar, Inc.                                                                 27,600           104,880
 * Forest Oil Corp.                                                               70,670         2,404,900
 * Forgent Networks, Inc.                                                         39,400            66,980
 * Forrester Research, Inc.                                                       50,917           830,965
 * Forward Air Corp.                                                              49,550         2,296,642
 * Foster (L.B.) Co. Class A                                                      10,000            88,000
 * Foster Wheeler, Ltd.                                                            2,030            28,887
 * Foundry Networks, Inc.                                                         39,500           527,325
 * Fountain Powerboat Industries, Inc.                                             4,700            24,675
*# FPIC Insurance Group, Inc.                                                     22,946           757,906
   Frankfort First Bancorp, Inc.                                                     850   $        20,714
 * Frankfort Tower Industries, Inc.                                               13,100                18
 * Franklin Covey Co.                                                             19,300            38,407
   Franklin Electric Co., Inc.                                                    21,600           878,256
 * Franklin Electronic Publishers, Inc.                                            7,900            34,760
 # Fred's, Inc.                                                                   90,350         1,565,765
 # Fremont General Corp.                                                          13,200           314,160
   Frequency Electronics, Inc.                                                     8,300           124,085
 * Fresh Brands, Inc.                                                              5,100            38,760
 * Fresh Choice, Inc.                                                              5,900             2,537
   Friedman Industries, Inc.                                                       6,158            50,372
 * Friedmans, Inc. Class A                                                        35,240            59,379
 * Friendly Ice Cream Corp.                                                        7,300            65,335
   Frisch's Restaurants, Inc.                                                      4,900           116,718
 * Frontier Airlines, Inc.                                                        81,761           959,057
   Frontier Oil Corp.                                                             61,900         1,649,635
 * Frozen Food Express Industries, Inc.                                           39,207           462,643
 * FSI International, Inc.                                                        63,100           283,950
 * FTI Consulting, Inc.                                                           98,025         1,977,164
*# FuelCell Energy, Inc.                                                         105,854         1,063,833
   Fuller (H.B.) Co.                                                              65,809         1,883,454
   Furniture Brands International, Inc.                                          125,900         3,058,111
*# FX Energy, Inc.                                                                19,400           194,776
   G & K Services, Inc. Class A                                                   44,790         1,839,973
 * G-III Apparel Group, Ltd.                                                       6,700            41,205
   Gabelli Asset Management, Inc.                                                 13,700           663,080
*# Gadzooks, Inc.                                                                 13,600            22,032
 * Gaiam, Inc.                                                                     5,500            28,875
 * Galaxy Nutritional Foods, Inc.                                                 11,500            20,470
 * GameStop Corp.                                                                 46,700           984,903
   GameTech International, Inc.                                                   11,100            42,524
 * Gaming Partners International Corp.                                             4,100            94,095
 * Gardenburger, Inc.                                                              4,000               400
 * Gardner Denver Machinery, Inc.                                                 45,688         1,571,667
 * Gartner Group, Inc.                                                           190,100         2,262,190
 * Gartner, Inc.                                                                   1,200            14,064
 * Gateway Financial Holdings, Inc.                                                2,200            34,320
 * Gateway, Inc.                                                                 136,400           928,884
   GATX Corp.                                                                    108,500         3,194,240
 * Gaylord Entertainment Co.                                                      87,363         3,078,672
   GB & T Bancshares, Inc.                                                           875            22,199
 * Gehl Co.                                                                       11,800           259,482
 * Genaera Corp.                                                                  23,000            83,030
*# Genaissance Pharmaceuticals, Inc.                                              64,350            99,099
   Gencorp, Inc.                                                                  99,711         1,676,142
 * Gene Logic, Inc.                                                               70,572           237,828
 * Genecor International, Inc.                                                   135,869         2,201,078
 * Genelabs Technologies, Inc.                                                   107,510            76,332
 * General Binding Corp.                                                          13,300           177,289
 * General Cable Corp.                                                            90,300         1,228,080
 * General Communications, Inc. Class A                                          122,881         1,258,301
 * General DataComm Industries, Inc.                                               1,010               601
 * General Employment Enterprises, Inc.                                            3,100             8,711
 * Genesco, Inc.                                                                  50,700         1,499,706
 * Genesee & Wyoming, Inc.                                                        55,750         1,537,027
 * Genesee Corp. Class B                                                             200               420
 * Genesis HealthCare Corp.                                                       44,650         1,439,962
 * Genesis Microchip, Inc.                                                        37,462           611,005
 * Geneva Financial Corp.                                                          2,600             2,080
 * Genlyte Group, Inc.                                                            31,500         2,525,355
 * Genta, Inc.                                                                   174,220           226,486

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Gentiva Health Services, Inc.                                                  13,950   $       232,267
 * Genus, Inc.                                                                    71,321           124,099
 * GenVec, Inc.                                                                  116,369           225,756
   Georgia Gulf Corp.                                                             69,500         4,001,810
 * Gerber Scientific, Inc.                                                        49,500           388,575
*# Geron Corp.                                                                   104,909           729,118
   Gevity HR, Inc.                                                                61,910         1,096,426
 * Giant Group, Ltd.                                                               2,200             3,410
 * Giant Industries, Inc.                                                         27,600           772,800
   Gibraltar Industries, Inc.                                                     27,900           672,111
 * Giga-Tronics, Inc.                                                              4,600            10,580
   Glacier Bancorp, Inc.                                                          56,317         1,949,131
 * Glacier Water Services, Inc.                                                    3,600            94,680
   Glatfelter (P.H.) Co.                                                         100,900         1,445,897
 * Glenayre Technologies, Inc.                                                   119,827           219,283
 * Global e-Point, Inc.                                                            3,008             9,174
 * Global Imaging Systems, Inc.                                                   53,071         1,985,917
 * Global Payment Technologies, Inc.                                               5,500            27,995
*# Global Power Equipment Group, Inc.                                            106,500           925,485
 * Globecomm Systems, Inc.                                                        16,500           103,620
 * Glowpoint, Inc.                                                                49,850            60,318
*# GoAmerica, Inc.                                                                    56               685
   Gold Banc Corp.                                                                63,565           950,932
   Golden Enterprises, Inc.                                                       11,800            33,040
 * Goodrich Petroleum Corp.                                                       46,900           757,435
*# Goodyear Tire & Rubber Co.                                                    113,200         1,428,584
   Goody's Family Clothing, Inc.                                                  43,942           427,995
 * GoRemote Internet Communications,
     Inc.                                                                         64,900           116,820
   Gorman-Rupp Co.                                                                 9,968           228,267
 * Gottschalks, Inc.                                                              12,700           114,300
 * GP Strategies Corp.                                                            14,560           103,376
 * Graftech International, Ltd.                                                  224,000         2,136,960
   Graham Corp.                                                                    1,000            13,150
   Granite Construction, Inc.                                                     95,700         2,539,878
 * Graphic Packaging Corp.                                                       195,000         1,591,200
   Gray Television, Inc.                                                         100,860         1,512,900
   Gray Television, Inc. Class A                                                   6,800            94,316
   Great American Financial Resources,
     Inc.                                                                         18,300           319,518
 * Great Atlantic & Pacific Tea Co., Inc.                                         88,700           670,572
 # Great Lakes Chemical Corp.                                                    111,700         3,272,810
   Great Southern Bancorp, Inc.                                                   13,600           557,600
 # Greater Bay Bancorp                                                            92,446         2,685,556
   Greater Communications Bancorp                                                  3,690            54,612
 * Green Mountain Coffee, Inc.                                                    15,630           374,807
   Green Mountain Power Corp.                                                     10,900           295,935
 * Greenbriar Corp.                                                                  674             2,255
   Greenbrier Companies, Inc.                                                     14,100           419,334
   Greene County Bancshares, Inc.                                                  1,900            48,773
 * Greens Worldwide, Inc.                                                          2,502                45
   Grey Global Group, Inc.                                                           200           219,404
*# Grey Wolf, Inc.                                                               432,400         2,378,200
 * Griffin Land & Nurseries, Inc. Class A                                          2,200            58,080
 * Griffon Corp.                                                                  67,480         1,692,398
 * Group 1 Automotive, Inc.                                                       52,600         1,552,226
 * Grubb & Ellis Co.                                                              14,900            67,050
 * GSI Commerce, Inc.                                                             93,902         1,420,737
 * GSV, Inc.                                                                       1,800               450
 * GTC Biotherapeutics, Inc.                                                      59,964            91,745
 * GTSI Corp.                                                                     19,220           194,891
   Guaranty Bancshares, Inc.                                                       3,000   $        65,100
   Guaranty Federal Bancshares, Inc.                                               3,000            71,370
 * Guess, Inc.                                                                   101,380         1,470,010
 * Guilford Pharmaceuticals, Inc.                                                100,814           568,591
 * Guitar Center, Inc.                                                            58,200         2,815,716
   Gulf Island Fabrication, Inc.                                                  27,931           594,092
 * Gulfmark Offshore, Inc.                                                        43,800           911,478
 * Gymboree Corp.                                                                 70,700           833,553
 * Ha-Lo Industries, Inc.                                                         64,900                45
 * Haemonetics Corp.                                                              58,000         2,024,200
   Haggar Corp.                                                                    6,300           139,230
 * Hain Celestial Group, Inc.                                                     81,688         1,587,198
 * Halifax Corp.                                                                   1,000             5,620
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                                       5,200            74,880
 * Hampshire Group, Ltd.                                                           4,000           124,700
   Hancock Fabrics, Inc.                                                          43,100           429,276
   Hancock Holding Co.                                                            74,792         2,542,928
   Handleman Co.                                                                  53,023         1,124,088
 * Hanger Orthopedic Group, Inc.                                                  49,552           386,506
   Hanmi Financial Corp.                                                           5,500           204,490
 * Hanover Compressor Co.                                                        197,300         2,880,580
   Harbor Florida Bancshares, Inc.                                                54,691         1,919,654
   Hardinge, Inc.                                                                  8,800            98,560
   Harland (John H.) Co.                                                          63,000         2,224,530
   Harleysville Group, Inc.                                                       65,543         1,575,654
   Harleysville National Corp.                                                    60,344         1,699,287
 * Harmonic, Inc.                                                                166,146         1,290,954
 * Harolds Stores, Inc.                                                            2,308             3,023
 * Harris Interactive, Inc.                                                      139,300           924,952
 * Hartmarx Corp.                                                                 33,600           271,152
 * Harvard Bioscience, Inc.                                                       64,100           254,477
 * Harvest Natural Resources, Inc.                                                82,900         1,512,925
 * Hastings Entertainment, Inc.                                                   22,800           186,276
 * Hastings Manufacturing Co.                                                        700             1,197
 * Hauppauge Digital, Inc.                                                         8,800            48,303
   Haverty Furniture Co., Inc.                                                    15,700           316,355
   Haverty Furniture Co., Inc. Class A                                               400             7,920
 * Hawaiian Holdings, Inc.                                                        29,875           187,017
 * Hawk Corp.                                                                      8,500            71,825
   Hawkins, Inc.                                                                  10,200           121,380
 * Headwaters, Inc.                                                               77,300         2,475,919
*# HealthAxis, Inc.                                                                  750             2,161
   Healthcare Services Group, Inc.                                                16,650           345,321
 * HealthExtras, Inc.                                                             74,876         1,195,770
 * HealthTronics Surgical Services, Inc.                                          47,439           354,369
   Heartland Express, Inc.                                                       143,904         3,160,132
   Heartland Financial USA, Inc.                                                   5,779           127,543
 * Hecla Mining Co.                                                              272,000         1,846,880
   Hector Communications Corp.                                                     3,500            74,200
 * HEI, Inc.                                                                       6,000            14,640
   Heico Corp.                                                                    22,700           485,780
   Heico Corp. Class A                                                             8,065           132,347
 * Heidrick & Struggles International, Inc.                                       42,600         1,465,440
   Helix Technology Corp.                                                         60,053           904,999
   Helmerich & Payne, Inc.                                                        97,600         3,184,688
*# Hemispherx Biopharma, Inc.                                                     95,100           149,307
   Henry Jack & Associates, Inc.                                                   6,942           133,842
*# Hercules, Inc.                                                                208,900         3,112,610
 * Heritage Commerce Corp.                                                         2,800            54,768
   Heritage Financial Corp.                                                        7,500           162,825

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Herley Industries, Inc.                                                        31,000   $       638,290
 * Hexcel Corp.                                                                   89,300         1,361,825
   HF Financial Corp.                                                              3,630            67,246
 * Hi-Shear Technology Corp.                                                       8,600            47,386
 * Hi-Tech Pharmacal, Inc.                                                        17,650           288,577
 * HI/FN, Inc.                                                                    10,400            83,200
 * Hibbett Sporting Goods, Inc.                                                   53,870         1,334,360
   Hickory Tech Corp.                                                             13,900           147,757
   Hilb Rogal Hamilton Co.                                                        81,700         2,834,173
 * Hines Horticulture, Inc.                                                       22,000            84,700
   Hirsch International Corp. Class A                                              3,300             3,795
   HMN Financial, Inc.                                                             4,400           140,624
 * HMS Holdings Corp.                                                             44,088           309,498
 * Hoenig Group Escrow Shares                                                      7,900             1,817
   Hollinger International, Inc. Class A                                         100,900         1,889,857
 * Hollis-Eden Pharmaceuticals, Inc.                                              44,353           449,739
   Holly Corp.                                                                    37,200         1,047,924
 * Hollywood Entertainment Corp.                                                 130,573         1,656,971
 * Hollywood Media Corp.                                                          64,546           289,812
 * Hologic, Inc.                                                                  47,200         1,179,528
   Home Federal Bancorp                                                            4,300           104,705
   Home Loan Financial Corp.                                                       1,700            35,283
 * Home Products International, Inc.                                               7,800            17,394
 * HomeStore, Inc.                                                               158,935           413,231
   Hooper Holmes, Inc.                                                           145,400           763,350
   HopFed Bancorp, Inc.                                                            2,100            35,994
   Horace Mann Educators Corp.                                                    98,138         1,864,622
   Horizon Financial Corp.                                                        22,649           464,531
 * Horizon Health Corp.                                                            9,900           237,501
*# Horizon Offshore, Inc.                                                         48,983            17,144
 * Hot Topic, Inc.                                                               106,900         1,749,953
 * Houston Exploration Co.                                                        49,997         2,994,820
 * Hub Group, Inc. Class A                                                         7,000           304,500
 * Hudson Highland Group, Inc.                                                     2,130            58,170
   Hudson River Bancorp, Inc.                                                     51,564         1,044,171
 * Hudson Technologies, Inc.                                                       5,100             4,080
 * Huffy Corp.                                                                    27,005             5,469
   Hughes Supply, Inc.                                                            34,438         1,132,321
 * Human Genome Sciences, Inc.                                                    44,310           487,410
 * Hurco Companies, Inc.                                                           5,600            89,656
*# Hutchinson Technology, Inc.                                                    60,000         1,966,200
 * Huttig Building Products, Inc.                                                  5,300            45,739
 * Hydril Co.                                                                     37,900         1,777,889
 * Hypercom Corp.                                                                119,200           724,736
 * HyperFeed Technologies, Inc.                                                    1,450             3,987
 * Hyperion Solutions Corp.                                                       66,313         2,971,486
 * I-Flow Corp.                                                                   46,800           960,804
 * I-many, Inc.                                                                   47,700            64,395
 * I-Sector Corp.                                                                 10,400            75,920
*# I-Trax, Inc.                                                                   58,600            77,352
*# I.C. Isaacs & Co., Inc.                                                         7,200            27,000
   IBERIABANK Corp.                                                               18,953         1,224,364
 * Ibis Technology Corp.                                                          22,500            57,150
*# iCAD, Inc.                                                                      3,600            17,280
 * ICO, Inc.                                                                      14,320            43,390
 * ICT Group, Inc.                                                                19,274           164,793
*# ICU Medical, Inc.                                                              31,250           779,687
   IDACORP, Inc.                                                                  87,800         2,828,916
 * Identix, Inc.                                                                 201,112         1,594,818
 * IDT Corp.                                                                      45,278           664,228
 * IDT Corp. Class B                                                              40,900           628,633
 * IDX Systems Corp.                                                              69,851   $     2,453,167
 * iGATE Capital Corp.                                                           118,527           474,108
 * IGI, Inc.                                                                       2,100             2,436
 * Igo Escrow Share                                                                4,100                 0
   IHOP Corp.                                                                     46,500         1,970,205
 * II-VI, Inc.                                                                    33,370         1,439,915
   IKON Office Solutions, Inc.                                                   136,960         1,544,909
 * ILEX Oncology, Inc.                                                            62,400         1,551,264
 * Illumina, Inc.                                                                 86,842           659,999
 # ILX Resorts, Inc.                                                               2,900            33,698
 * Image Entertainment, Inc.                                                      42,000           254,940
*# ImageWare Systems, Inc.                                                         5,500            16,060
   Imation Corp.                                                                  80,600         2,596,126
 * IMCO Recycling, Inc.                                                           30,900           499,344
*# Immersion Corp.                                                                53,700           287,832
*# Immtech International, Inc.                                                    25,000           350,250
 * Immucor, Inc.                                                                  68,812         2,212,306
 * ImmunoGen, Inc.                                                                91,853           718,290
 * Immunomedics, Inc.                                                            124,400           349,564
 * IMPAC Medical Systems, Inc.                                                    10,400           174,200
 * Impath, Inc.                                                                   21,600            97,200
 * Impax Laboratoroes, Inc.                                                      128,644         1,610,623
 * IMPCO Technologies, Inc.                                                       42,920           284,989
*# Imperial Sugar Co.                                                             14,551                 0
 * Imperial Sugar Co.                                                             22,020           431,372
 * Implant Sciences Corp.                                                         16,600           179,114
 * Impreso, Inc.                                                                   5,300            13,563
 * Incyte Corp.                                                                  166,230         1,707,182
   Independence Holding Co.                                                        4,950            89,545
   Independent Bank Corp. MA                                                      35,203         1,216,616
   Independent Bank Corp. MI                                                      47,745         1,437,124
 * Indevus Pharmaceuticals, Inc.                                                 105,694           730,346
 * Index Development Partners, Inc.                                                4,600             3,358
 * Indus International, Inc.                                                      34,900            66,310
 * Industrial Distribution Group, Inc.                                            20,600           169,559
 * INEI Corp.                                                                        100                53
   Infinity Property & Casualty Corp.                                             45,546         1,685,202
*# Infinity, Inc.                                                                 20,698           131,619
*# Infocrossing, Inc.                                                             41,991           705,449
 * InFocus Corp.                                                                  87,989           589,526
 * Infonet Services Corp.                                                        133,400           265,466
 * Informatica Corp.                                                             198,300         1,546,740
*# Information Architects Corp.                                                    1,080               130
 * Inforte Corp.                                                                  24,600           166,296
 * Infosonics Corp.                                                                2,400             8,016
 * InfoSpace, Inc.                                                                64,046         2,837,238
 * infoUSA, Inc.                                                                 122,875         1,352,854
   Ingles Market, Inc. Class A                                                    25,480           325,889
 * InKine Pharmaceutical Co., Inc.                                                21,400           112,029
 * Innodata Isogen, Inc.                                                          51,300           357,561
 * Innotrac Corp.                                                                 11,600            98,020
 * Innovative Clinical Solutions, Ltd.                                               968                 5
 * Innovative Solutions & Support, Inc.                                           12,700           388,747
 * Innovex, Inc.                                                                  41,600           207,584
 * Input/Output, Inc.                                                            175,100         1,535,627
 * Insight Communications Co., Inc.                                              109,775           929,794
 * Insight Enterprises, Inc.                                                     108,179         2,188,461
 * Insightful Corp.                                                                6,300            17,262
 * Insignia Systems, Inc.                                                         19,250            23,677
*# Insite Vision, Inc.                                                            18,000            11,880
 * Insituform Technologies, Inc. Class A                                          61,519         1,435,853

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*# Insmed, Inc.                                                                   69,118   $       108,515
 * Inspire Pharmaceuticals, Inc.                                                  86,569         1,550,451
 * Instinet Group, Inc.                                                           36,500           218,635
 * Insurance Auto Auctions, Inc.                                                  26,561           589,389
 * InsWeb Corp.                                                                    1,633             4,034
   Integra Bank Corp.                                                             39,881           912,477
*# Integra LifeSciences Holdings                                                  66,200         2,250,138
   Integral Systems, Inc.                                                          9,200           183,908
 * Integral Vision, Inc.                                                           2,200             3,190
 * IntegraMed America, Inc.                                                        3,100            21,731
*# Integrated Biopharma, Inc.                                                     27,200           193,392
 * Integrated Device Technology, Inc.                                            230,013         2,610,648
 * Integrated Electrical Services, Inc.                                           76,000           229,520
 * Integrated Information Systems, Inc.                                              820               107
 * Integrated Silicon Solution, Inc.                                              79,894           611,988
*# Intelli-Check, Inc.                                                            22,600            91,530
 * Intellidata Technologies Corp.                                                 46,978            18,321
 * Intelligent Systems Corp.                                                       4,500            10,350
 * Intelligroup, Inc.                                                             31,400            42,704
*# Intellisync Corp.                                                             122,786           221,015
   Inter Parfums, Inc.                                                            18,550           310,341
 * Interactive Intelligence, Inc.                                                 34,900           151,815
   Interchange Financial Services Corp.                                           12,600           336,420
 * Interdigital Communications Corp.                                             126,900         2,582,415
 * Interep National Radio Sales, Inc.                                                700               560
 * Interface, Inc. Class A                                                       100,306           993,029
 * Interferon Scientific, Inc.                                                     2,435                79
 * Intergraph Corp.                                                               84,200         2,206,040
 * Interland, Inc.                                                                36,110           113,385
 * Interlink Electronics, Inc.                                                     9,700            87,009
 * Intermagnetics General Corp.                                                   64,342         1,896,159
   Intermet Corp.                                                                 47,300             6,149
 * InterMune, Inc.                                                                74,700           927,027
   International Aluminum Corp.                                                    2,100            69,090
 * International Microcomputer Software,
     Inc.                                                                          5,100             5,253
 * International Shipholding Corp.                                                 6,100            91,439
*# Internet Commerce Corp.                                                         4,000             5,400
 * Internet Security Systems, Inc.                                               108,600         2,629,206
*# Interpharm Holdings, Inc.                                                      53,300           162,565
 * Interphase Corp.                                                                5,400            37,800
   Interpool, Inc.                                                                38,000           811,300
 # Interstate Bakeries Corp.                                                      81,300           469,507
 * Interstate Hotels & Resorts, Inc.                                              53,840           255,740
   Inter-Tel, Inc.                                                                59,300         1,679,376
 * Intervoice, Inc.                                                               82,818         1,076,634
 * Interwoven, Inc.                                                               89,707           870,158
 * Intest Corp.                                                                    8,600            41,710
 * Intevac, Inc.                                                                  12,000            84,600
 * IntraBiotics Pharmaceuticals, Inc.                                             19,300            70,831
 * Intrado, Inc.                                                                  37,300           504,296
 * Intraware, Inc.                                                                14,200            16,472
*# Introgen Therapeutics, Inc.                                                    61,186           427,078
 * Intrusion, Inc.                                                                 4,050             5,836
 * Intuitive Surgical, Inc.                                                       77,423         2,781,808
   Invacare Corp.                                                                 54,300         2,742,693
 * Inverness Medical Innovations, Inc.                                             7,461           181,302
 * Investment Technology Group, Inc.                                             102,900         1,724,604
 * INVESTools, Inc.                                                                8,483            24,516
   Investors Title Co.                                                             1,400            49,077
*# Invision Technologies, Inc.                                                    27,200         1,318,656
 * Iomed, Inc.                                                                    15,100   $        36,240
 * Iomega Corp.                                                                  117,495           534,602
 * Ion Networks, Inc.                                                                100                26
*# Ionatron, Inc.                                                                 17,500           168,000
*# Ionics, Inc.                                                                   52,000         2,246,920
 * iPass, Inc.                                                                    41,500           269,335
*# IPIX Corp.                                                                      4,350            28,275
 * Iridex Corp.                                                                    6,800            27,676
 * IRIS International, Inc.                                                       36,024           296,874
   Irwin Financial Corp.                                                          65,200         1,734,972
 * Isis Pharmaceuticals, Inc.                                                    126,800           598,496
*# Island Pacific, Inc.                                                           73,700            29,480
 * Isle of Capri Casinos, Inc.                                                    66,464         1,630,362
*# Isolagen, Inc.                                                                 78,000           592,020
 * Ista Pharmaceuticals, Inc.                                                     35,300           353,353
 * Iteris, Inc.                                                                      520             1,825
 * ITLA Capital Corp.                                                              5,800           316,854
 * Itron, Inc.                                                                    48,200         1,043,530
 * iVillage, Inc.                                                                155,622           738,426
 * Ixia                                                                          133,647         1,884,423
 * IXYS Corp.                                                                     72,524           673,748
 * J & J Snack Foods Corp.                                                        20,689           971,142
 * J Net Enterprises, Inc.                                                         8,400            22,260
 * J. Alexander's Corp.                                                            9,200            64,860
 * J. Jill Group, Inc.                                                            46,255           798,824
 * j2 Global Communication, Inc.                                                  53,432         1,862,105
 * Jack in the Box, Inc.                                                          81,000         3,060,180
 * Jaclyn, Inc.                                                                    1,300             8,645
 * Jaco Electronics, Inc.                                                          5,659            24,506
 * Jacuzzi Brands, Inc.                                                          173,578         1,621,219
 * Jakks Pacific, Inc.                                                            57,326         1,067,410
 * Jarden Corp.                                                                   63,150         2,423,065
 * JDA Software Group, Inc.                                                       63,412           831,965
 * Jennifer Convertibles, Inc.                                                     1,300             4,030
   JLG Industries, Inc.                                                          101,200         1,760,880
 * JMAR Industries, Inc.                                                          23,700            34,839
 * Jo-Ann Stores, Inc.                                                            48,975         1,347,792
 * Johnson Outdoors, Inc.                                                          6,700           135,541
 * Jones Lang LaSalle, Inc.                                                       74,900         2,688,910
*# Jos. A. Bank Clothiers, Inc.                                                   30,800           810,040
 * Journal Register Co.                                                           95,800         1,811,578
 * JPS Industries, Inc.                                                            9,200            34,454
   Juno Lighting, Inc.                                                               980            39,298
 * Jupitermedia Corp.                                                             71,669         1,201,889
   K-Swiss, Inc. Class A                                                          59,200         1,603,846
 * K-Tron International, Inc.                                                      2,400            60,240
 * K-V Pharmaceutical Co. Class A                                                 76,050         1,429,740
 * K-V Pharmaceutical Co. Class B                                                 20,975           415,305
 * K2, Inc.                                                                      107,263         1,810,599
 * Kadant, Inc.                                                                   30,320           613,980
   Kaman Corp. Class A                                                            49,600           595,200
 * Kansas City Southern                                                          144,200         2,452,842
 * Katy Industries, Inc.                                                           8,300            44,820
   Kaydon Corp.                                                                   61,700         2,004,016
 * KBK Capital Corp.                                                               2,000             1,500
 * KCS Energy, Inc.                                                              112,200         1,607,826
 * Keane, Inc.                                                                   142,064         2,201,992
 * Keith Companies, Inc.                                                          11,400           194,370
   Keithley Instruments, Inc.                                                     32,300           611,116
   Kellwood Co.                                                                   62,676         2,181,752
   Kelly Services, Inc. Class A                                                   70,048         2,129,459

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Kemet Corp.                                                                   198,923   $     1,762,458
 * Kendle International, Inc.                                                     29,103           241,264
   Kennametal, Inc.                                                               31,100         1,595,430
 * Kennedy-Wilson, Inc.                                                            8,800            63,140
   Kenneth Cole Productions, Inc.
     Class A                                                                      27,250           804,420
*# Kensey Nash Corp.                                                              26,454           826,952
 * Kera Vision, Inc.                                                               4,300                 9
   Kewaunee Scientific Corp.                                                       2,000            18,180
 * Key Energy Group, Inc.                                                        248,100         3,106,212
 * Key Technology, Inc.                                                            4,700            44,791
 * Key Tronic Corp.                                                                8,600            27,262
 * Keynote Systems, Inc.                                                          18,600           236,778
 * Keystone Automotive Industries, Inc.                                           34,474           807,726
 * Keystone Consolidated Industries,
     Inc.                                                                          2,100               126
 * Kforce, Inc.                                                                   83,910         1,005,242
*# KFX, Inc.                                                                     133,800         2,015,028
   Kimball International, Inc. Class B                                            53,700           800,130
 * Kindred Healthcare, Inc.                                                       82,978         2,265,299
 * Kirby Corp.                                                                    56,500         2,571,880
 * Kirkland's, Inc.                                                               17,200           165,120
   Knape & Vogt Manufacturing Co.                                                  2,290            28,442
 * Knight Trading Group, Inc.                                                    184,336         2,103,274
 * Knight Transportation, Inc.                                                   129,653         3,124,637
 * Koala Corp.                                                                     6,500               617
 * Komag, Inc.                                                                    62,409         1,045,351
 * Kopin Corp.                                                                   159,791           648,751
 * Korn/Ferry International                                                       88,900         1,656,207
*# Kos Pharmaceuticals, Inc.                                                      81,100         3,452,427
 * Kosan Biosciences, Inc.                                                        66,524           428,415
   Koss Corp.                                                                      3,600            72,000
*# Krispy Kreme Doughnuts, Inc.                                                  140,800         1,417,856
   Kronos Worldwide, Inc.                                                          9,860           452,574
 * Kronos, Inc.                                                                   59,000         2,981,860
 * Kulicke & Soffa Industries, Inc.                                              117,834           881,398
 * KVH Industries, Inc.                                                           33,228           335,603
 * Kyphon, Inc.                                                                   90,100         2,167,806
 * La Jolla Pharmceutical Co.                                                    132,600           186,966
   La-Z-Boy, Inc.                                                                116,000         1,780,600
 * LaBarge, Inc.                                                                  34,600           415,200
 * LabOne, Inc.                                                                   39,284         1,184,413
 * Labor Ready, Inc.                                                              95,400         1,514,952
 * LaBranche & Co., Inc.                                                         106,600           853,866
   Laclede Group, Inc.                                                            47,800         1,539,160
 * LaCrosse Footwear, Inc.                                                         5,800            57,130
 * Ladish Co., Inc.                                                               19,500           215,085
   Lakeland Bancorp, Inc.                                                         13,119           238,110
 * Lakeland Industries, Inc.                                                       2,420            47,553
 * Lakes Entertainment, Inc.                                                      37,650           525,217
   Lance, Inc.                                                                    68,100         1,269,384
 * Lancer Corp.                                                                    9,325           109,942
   LandAmerica Financial Group, Inc.                                              41,800         2,232,120
   Landauer, Inc.                                                                 20,500           950,790
 * Landec Corp.                                                                   53,190           334,033
   Landry's Restaurants, Inc.                                                     63,500         1,876,425
 * Lannet Co., Inc.                                                               53,030           492,118
 * Lantronix, Inc.                                                                15,000            14,700
*# Large Scale Biology Corp.                                                      42,800            46,224
*# LaserCard Corp.                                                                26,290           261,323
 * Laserscope                                                                     47,450         1,543,074
 * Lattice Semiconductor Corp.                                                   233,351   $     1,245,628
 * Laureate Education, Inc.                                                       51,951         2,046,350
   Lawson Products, Inc.                                                           9,600           468,960
 * Lawson Software, Inc.                                                         218,408         1,349,761
 * Layne Christensen Co.                                                          11,600           225,040
 * Lazare Kaplan International, Inc.                                               8,700            86,130
   LCA-Vision, Inc.                                                               30,950         1,015,160
 * LCC International, Inc. Class A                                                45,100           229,559
 * Learning Care Group, Inc.                                                       5,200            15,860
 * Learning Tree International, Inc.                                              38,381           503,943
 * LeCroy Corp.                                                                   10,100           216,241
 * Lectec Corp.                                                                    3,900             3,997
   Leesport Financial Corp.                                                          525            11,980
   Lennox International, Inc.                                                    138,405         2,489,906
 * Lesco, Inc.                                                                    18,300           219,600
*# Level 8 Systems, Inc.                                                           3,729               268
   Levitt Corp. Class A                                                           42,421         1,090,644
*# Lexar Media, Inc.                                                             175,097         1,381,515
 * Lexicon Genetics, Inc.                                                        145,818         1,025,101
   Libbey, Inc.                                                                   31,600           662,652
 * Liberate Technologies, Inc.                                                   106,300           239,706
   Liberty Corp.                                                                  43,200         1,883,520
   Liberty Homes, Inc. Class A                                                       200             1,005
 * Lifecell Corp.                                                                 64,900           671,066
 * Lifecore Biomedical, Inc.                                                      29,730           303,543
 * Lifeline Systems, Inc.                                                          8,200           221,810
   Lifetime Hoan Corp.                                                            24,349           330,903
*# Ligand Pharmaceuticals, Inc. Class B                                          170,000         1,904,000
 * Lightbridge, Inc.                                                              56,621           265,552
 * Lightning Rod Software, Inc.                                                      580               783
 * LightPath Technologies, Inc.                                                    1,850             7,677
 * Lin TV Corp.                                                                   59,000         1,063,180
   Lincoln Electric Holdings, Inc.                                                89,362         3,207,202
   Lindsay Manufacturer Co.                                                       27,100           762,594
 * Linens 'n Things, Inc.                                                        102,500         2,546,100
 * Lionbridge Technologies, Inc.                                                  66,322           365,434
*# Lipid Sciences, Inc.                                                           56,608           261,529
*# Liquidmetal Technologies, Inc.                                                 68,495           146,922
   Lithia Motors, Inc. Class A                                                    34,610           878,402
 * Littlefuse, Inc.                                                               51,200         1,997,824
 * LMI Aerospace, Inc.                                                             7,900            58,381
   LNB Bancorp, Inc.                                                               1,200            24,036
   LNR Property Corp.                                                             38,000         2,376,900
 * Lodgenet Entertainment Corp.                                                   40,501           624,525
 * Lodgian, Inc.                                                                      51               541
 * Logic Devices, Inc.                                                             6,700             8,978
 * LogicVision, Inc.                                                              28,200            58,374
 * Logility, Inc.                                                                 13,200            54,516
 * LoJack Corp.                                                                   35,600           374,512
   Lone Star Steakhouse & Saloon, Inc.                                            45,746         1,234,685
 * Lone Star Technologies, Inc.                                                   66,800         2,097,520
   Longs Drug Stores Corp.                                                        86,100         2,298,870
   Longview Fibre Co.                                                            114,100         1,983,058
 * LookSmart, Ltd.                                                               191,367           380,629
 * LOUD Technologies, Inc.                                                        12,400            24,180
   Louisiana-Pacific Corp.                                                        20,700           506,529
   Lowrance Electronics, Inc.                                                      6,692           204,842
   LSB Bancshares, Inc.                                                            5,156            86,879
   LSB Corp.                                                                       4,300            79,378
   LSI Industries, Inc.                                                           45,527           452,538
 * LTX Corp.                                                                     133,900           956,046

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Luby's, Inc.                                                                   49,900   $       356,286
   Lufkin Industries, Inc.                                                         6,400           257,664
 * Luminex Corp.                                                                  71,552           644,684
 * Lydall, Inc.                                                                   35,600           398,008
 * Lynch Corp.                                                                     1,500            21,000
 * Lynch Interactive Corp.                                                         2,800            85,260
 * M&F Worldwide Corp.                                                            41,600           542,880
 * M-Wave, Inc.                                                                    2,900             4,118
   M/I Homes, Inc.                                                                31,300         1,415,073
   MacDermid, Inc.                                                                68,800         2,533,216
*# Mace Security International, Inc.                                              11,200            63,280
 * Mac-Gray Corp.                                                                 12,600            96,390
 * Macromedia, Inc.                                                               68,567         1,956,217
 * Macrovision Corp.                                                             113,693         3,018,549
 * Madden (Steven), Ltd.                                                          28,000           528,080
   MAF Bancorp, Inc.                                                              50,527         2,319,189
 * Magic Lantern Group, Inc.                                                       1,700               697
 * Magma Design Automation, Inc.                                                  80,483         1,091,349
 * Magna Entertainment Corp.                                                      21,200           127,200
 * Magnetek, Inc.                                                                 63,800           421,718
 * Magnum Hunter Resources, Inc.                                                 199,602         2,674,667
 * MAI Systems Corp.                                                                 500                80
   Main Street Banks, Inc.                                                        43,014         1,362,684
 * Main Street Restaurant Group, Inc.                                             25,200            36,540
   Maine & Maritimes Corp.                                                         1,600            40,800
 * MAIR Holdings, Inc.                                                            44,116           405,867
 * Major Automotive Companies, Inc.                                                3,280             2,624
 * Management Network Group, Inc.                                                 52,100           103,158
 * Manatron, Inc.                                                                  1,102             8,817
 * Manchester Technologies, Inc.                                                   8,000            39,200
 * Manhattan Associates, Inc.                                                     67,694         1,644,964
 # Mannatech, Inc.                                                                13,500           310,500
*# Manning (Greg) Auctions, Inc.                                                   9,200           105,524
 * Manugistic Group, Inc.                                                        163,000           448,250
 * MAPICS, Inc.                                                                   58,456           568,192
 * Mapinfo Corp.                                                                  44,823           535,635
   Marine Products Corp.                                                          25,530           668,886
 * MarineMax, Inc.                                                                36,075         1,060,605
 * Marisa Christina, Inc.                                                          6,700             8,308
   Maritrans, Inc.                                                                 7,800           140,790
 * MarketWatch, Inc.                                                              55,490         1,006,589
   MarkWest Hydrocarbon, Inc.                                                     10,285           180,605
 * Marlton Technologies, Inc.                                                      7,800             5,460
   Marsh Supermarkets, Inc. Class A                                                1,600            19,024
   Marsh Supermarkets, Inc. Class B                                                4,500            57,555
 * Martek Biosciences Corp.                                                       17,003           660,907
 * Marten Transport, Ltd.                                                          9,450           207,427
*# Martha Stewart Living Omnimedia,
     Inc.                                                                         45,800         1,081,796
   MASSBANK Corp.                                                                  4,700           174,370
 # Massey Energy Co.                                                              42,400         1,489,088
 * Mastec, Inc.                                                                  109,250           916,607
 * Material Sciences Corp.                                                        32,900           550,088
 * Matria Healthcare, Inc.                                                        23,769           831,915
 * Matritech, Inc.                                                                30,500            30,500
 * Matrix Bancorp, Inc.                                                            6,500            78,000
 * Matrix Service Co.                                                             37,400           278,630
 * MatrixOne, Inc.                                                               116,844           772,339
 * Matrixx Initiatives, Inc.                                                      20,800           284,752
   Matthews International Corp. Class A                                           74,200         2,735,754
 * Mattson Technology, Inc.                                                      114,345         1,069,126
 * Maui Land & Pineapple Co., Inc.                                                10,200   $       332,520
 * Maverick Tube Corp.                                                            97,800         3,100,260
 * Max & Erma's Restaurants, Inc.                                                  2,300            30,647
 * Maxco, Inc.                                                                     3,100            10,819
   Maxcor Financial Group, Inc.                                                   14,572           132,605
*# Maxim Pharmaceuticals, Inc.                                                    60,133           174,987
 * Maximus, Inc.                                                                  49,900         1,563,367
 * Maxtor Corp.                                                                  163,300           623,806
 * Maxwell Technologies, Inc.                                                     33,260           357,212
 * Maxxam, Inc.                                                                    8,900           266,911
 * Maxygen, Inc.                                                                  78,852           795,617
 * Mayor's Jewelers, Inc.                                                         20,300            12,789
 * Mays (J.W.), Inc.                                                                 200             2,855
   MB Financial, Inc.                                                             65,964         2,783,681
   MBT Financial Corp.                                                            38,461           917,295
 * McDATA Corp.                                                                  178,101         1,006,271
   MCG Capital Corp.                                                              99,434         1,690,378
   McGrath Rentcorp.                                                              27,307         1,153,994
 * McMoran Exploration Co.                                                        53,764           843,557
   McRae Industries, Inc. Class A                                                  2,600            36,400
 * MDI, Inc.                                                                      14,000            12,320
 * Meade Instruments Corp.                                                        43,632           138,313
 * Meadow Valley Corp.                                                             2,400             6,396
 * Meadowbrook Insurance Group, Inc.                                              61,300           310,791
 * Measurement Specialties, Inc.                                                  12,900           329,079
*# Mechanical Technology, Inc.                                                     4,700            25,944
 * Medallion Finanacial Corp.                                                      3,943            37,025
*# Medarex, Inc.                                                                 182,170         1,985,653
 * MedCath Corp.                                                                  39,049           848,144
*# Med-Design Corp.                                                               28,300            34,243
   Media General, Inc. Class A                                                     6,100           379,420
 * Media Services Group, Inc.                                                        471             6,788
 * MediaBay, Inc.                                                                  7,050             7,825
 * Mediacom Communications Corp.                                                 197,918         1,033,132
*# Medialink Worldwide, Inc.                                                       5,900            18,402
 * Medical Action Industries, Inc.                                                23,600           466,808
 * Medical Staffing Network Holdings,
     Inc.                                                                         69,500           598,395
 * Medicore, Inc.                                                                  3,800            25,498
*# Medifast, Inc.                                                                 25,000            86,000
 * MedQuist, Inc.                                                                 64,700           784,487
 * MEDTOX Scientific, Inc.                                                         7,545            58,474
 * Memry Corp.                                                                     9,800            27,440
 # Mentor Corp.                                                                   97,400         3,005,764
 * Mentor Graphics Corp.                                                         164,927         2,069,834
   Mercantile Bank Corp.                                                           1,260            51,408
   Merchants Bancshares, Inc.                                                      6,150           182,655
   Merchants Group, Inc.                                                           1,300            31,525
   Mercury Air Group, Inc.                                                         4,950            19,552
 * Mercury Computer Systems, Inc.                                                 47,800         1,505,700
*# Merge Technologies, Inc.                                                       29,894           576,057
   Meridian Bioscience, Inc.                                                      32,812           543,039
 * Meridian Resource Corp.                                                       174,200         1,189,786
 * Merit Medical Systems, Inc.                                                    60,576           688,143
 * Meritage Homes Corp.                                                           28,500         2,667,600
 * Merix Corp.                                                                    42,313           460,365
 * Merrimac Industries, Inc.                                                       2,860            26,312
 * Mesa Air Group, Inc.                                                           72,635           509,898
   Mesa Laboratories, Inc.                                                         3,300            38,775
 * Mestek, Inc.                                                                    5,400            97,848
 * Meta Group, Inc.                                                               12,700            67,564

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Metal Management, Inc.                                                         51,500   $     1,353,420
 * Metals USA, Inc.                                                               44,580           835,875
 * MetaSolv, Inc.                                                                 88,200           215,208
   Methode Electronics, Inc.                                                      34,100           450,120
   Met-Pro Corp.                                                                   8,100           106,920
 * Metris Companies, Inc.                                                        133,500         1,545,930
 * Metro One Telecommunications, Inc.                                             39,650            66,612
   MetroCorp. Bancshares, Inc.                                                     7,000           151,550
 * Metrologic Instruments, Inc.                                                   49,600         1,013,328
   MFB Corp.                                                                       1,300            36,790
 * MFRI, Inc.                                                                      4,900            34,300
   MGE Energy, Inc.                                                               45,527         1,568,860
   MGP Ingredients, Inc.                                                          29,455           275,110
 * Michael Anthony Jewelers, Inc.                                                  7,400            15,207
 * Micrel, Inc.                                                                  210,473         2,247,852
 * Micro Component Technology, Inc.                                               10,752             6,989
 * Micro Linear Corp.                                                             16,000            73,760
 * Micro Therapeutics, Inc.                                                       91,922           365,850
 * MicroFinancial, Inc.                                                           15,200            59,432
 * Micromuse, Inc.                                                               117,493           617,778
 * Micros Systems, Inc.                                                           42,452         3,114,703
 * Microsemi Corp.                                                               137,100         2,440,380
 * MicroStrategy, Inc.                                                            27,800         1,794,490
 * Microtek Medical Holdings, Inc.                                                99,116           404,393
 * Microtune, Inc.                                                               103,247           617,417
*# Microvision, Inc.                                                              49,423           376,109
 * Midas, Inc.                                                                    36,100           697,091
   Middleby Corp.                                                                 21,087         1,210,816
   Middlesex Water Co.                                                             8,400           167,160
   Midland Co.                                                                     6,600           209,880
   Mid-State Bancshares                                                           52,303         1,560,722
*# Midway Games, Inc.                                                            193,600         2,098,624
 * Midwest Air Group, Inc.                                                        40,100           120,300
   Midwest Banc Holdings, Inc.                                                    39,765           917,776
 * Mikohn Gaming Corp.                                                            50,575           412,186
 * Milacron, Inc.                                                                162,405           485,591
 * Milestone Scientific, Inc.                                                     16,300            27,710
*# Millennium Cell, Inc.                                                          58,900            53,599
 * Millennium Chemicals, Inc.                                                    101,800         2,705,844
 * Miller Industries, Inc.                                                         9,280           102,173
 * MIM Corp.                                                                      49,200           318,324
 * Mindspeed Technologies, Inc.                                                  177,775           444,437
   Mine Safety Appliances Co.                                                     66,700         3,161,580
   Minerals Technologies, Inc.                                                    46,100         3,058,735
 * MIPS Technologies, Inc.                                                        94,700           828,625
 * Miravant Medical Technologies                                                   1,800             1,800
 * Misonix, Inc.                                                                  14,600            92,126
 * Mission Resources Corp.                                                        93,700           581,877
 * Mitcham Industries, Inc.                                                       19,500           146,250
 * Mitek Systems, Inc.                                                            11,100             5,328
 * Mity Enterprises, Inc.                                                          5,000            74,750
 * MKS Instruments, Inc.                                                         114,307         1,942,076
 * Mobile Mini, Inc.                                                              33,515         1,015,169
 * Mobility Electronics, Inc.                                                     64,640           627,654
 * Mobius Management Systems, Inc.                                                17,100           136,800
   Mocon, Inc.                                                                     5,500            50,820
   Modine Manufacturing Co.                                                       79,595         2,558,979
 * Mod-Pac Corp.                                                                   2,750            33,275
 * Mod-Pac Corp. Class B                                                           1,112            13,455
 * Modtech Holdings, Inc.                                                         29,763           242,866
 * Moldflow Corp.                                                                 24,456           342,384
 * Molecular Devices Corp.                                                        34,540   $       726,376
   Monaco Coach Corp.                                                             66,850         1,330,315
 * Monarch Casino & Resort, Inc.                                                   8,000           279,360
 * Mondavi (Robert) Corp. Class A                                                 22,500         1,266,750
 * Monolithic System Technology, Inc.                                             49,133           229,451
 * Monro Muffler Brake, Inc.                                                      12,300           301,965
 * Monterey Pasta Co.                                                             32,100           102,720
 * Moog, Inc. Class A                                                             19,200           806,784
 * Moog, Inc. Class B                                                              3,300           140,580
 * Morgan Group Holding Co.                                                          200                17
 * Morgan's Foods, Inc.                                                              900               720
 * Mossimo, Inc.                                                                  16,600            59,926
 * Mothers Work, Inc.                                                             10,754           138,619
 * Motorcar Parts of America, Inc.                                                 2,500            18,337
   Movado Group, Inc.                                                             41,200           758,080
   Movie Gallery, Inc.                                                            70,399         1,227,055
 * MPS Group, Inc.                                                               242,100         2,726,046
 * MPW Industrial Services Group, Inc.                                             5,000            12,250
 * MRO Software, Inc.                                                             56,835           730,330
 * MRV Communications, Inc.                                                      238,481           920,298
 * MSC.Software Corp.                                                             63,900           607,689
 * MTC Technologies, Inc.                                                         14,800           454,952
*# MTI Technology Corp.                                                            1,300             2,522
 * MTM Technologies, Inc.                                                          4,900            20,580
 * MTR Gaming Group, Inc.                                                         62,478           628,529
   MTS Systems Corp.                                                              46,987         1,426,055
   Mueller Industries, Inc.                                                       83,545         2,567,338
 * Multi-Color Corp.                                                               2,250            36,675
*# Multimedia Games, Inc.                                                         69,235           905,594
   MutualFirst Financial, Inc.                                                     2,000            47,100
   Myers Industries, Inc.                                                         73,319           830,704
 * Mykrolis Corp.                                                                 95,900         1,175,734
 * Myriad Genetics, Inc.                                                          67,457         1,297,873
   Mystic Financial, Inc.                                                          1,575            64,575
 * Nabi Biopharmaceuticals                                                       133,750         1,926,000
   NACCO Industries, Inc. Class A                                                  6,500           711,685
*# Nanogen, Inc.                                                                  76,740           344,563
 * Nanometrics, Inc.                                                              28,294           460,343
*# Nanophase Technologies Corp.                                                   40,098           247,405
*# Napco Security Systems, Inc.                                                    5,160            51,084
   Nara Bancorp, Inc.                                                             53,611         1,112,964
   Nash Finch Co.                                                                 26,640           988,610
 * Nashua Corp.                                                                    5,800            60,900
 * Nassda Corp.                                                                   56,005           239,701
*# Nastech Pharmaceutical Co., Inc.                                               31,000           470,580
 * NATCO Group, Inc. Class A                                                      16,800           142,464
 * Nathan's Famous, Inc.                                                           7,000            58,450
   National Beverage Corp.                                                        36,200           340,642
 * National Dentex Corp.                                                           3,500            91,385
   National Home Health Care Corp.                                                 5,465            62,793
 * National Medical Health Card Systems,
     Inc.                                                                         12,600           269,514
 * National Patent Development Corp.                                              14,560            25,043
   National Penn Bancshares, Inc.                                                 76,610         2,206,368
   National Presto Industries, Inc.                                                6,800           308,312
 * National Research Corp.                                                         7,000           112,000
 * National RV Holdings, Inc.                                                     21,800           212,114
 * National Technical Systems, Inc.                                                8,600            45,666
 * National Western Life Insurance Co.
     Class A                                                                       1,000           162,190
 * Natrol, Inc.                                                                   10,000            33,800

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Natural Alternatives International, Inc.                                        5,400   $        50,760
 * Nature Vision, Inc.                                                               500             3,245
   Nature's Sunshine Products, Inc.                                               34,704           580,945
 * Natus Medical, Inc.                                                            39,200           282,240
   Nautilus Group, Inc.                                                           75,300         1,640,787
 * Navarre Corp.                                                                  61,460         1,046,664
 * Navidec, Inc.                                                                     544             2,339
 * Navigant Consulting, Inc.                                                     108,100         2,524,135
 * Navigant International, Inc.                                                   33,014           362,494
 * Navigators Group, Inc.                                                         26,984           762,298
   NBT Bancorp, Inc.                                                              73,455         1,865,022
 * NCI Building Systems, Inc.                                                     46,700         1,732,570
 * NCO Group, Inc.                                                                73,284         1,840,174
   NDCHealth Corp.                                                                82,800         1,563,264
 * NeighborCare, Inc.                                                             73,800         2,073,042
 * Nektar Therapeutics                                                           189,283         3,536,753
   Nelson (Thomas), Inc.                                                          30,100           743,470
 * Neoforma, Inc.                                                                 43,914           326,281
 * Neogen Corp.                                                                    7,625           165,005
 * NeoMagic Corp.                                                                 55,978            47,581
 * NEON Systems, Inc.                                                              8,600            31,648
 * Neopharm, Inc.                                                                 53,617           624,638
 * Neose Technologies, Inc.                                                       55,701           389,350
 * Neoware Systems, Inc.                                                          34,400           301,344
 * NES Rentals Holdings, Inc.                                                         36               398
 * Net Perceptions, Inc.                                                          22,600            20,566
 * Net2Phone, Inc.                                                               101,300           347,459
   NetBank, Inc.                                                                  57,533           590,864
*# Netflix, Inc.                                                                 114,882         1,307,357
 * Netguru, Inc.                                                                  17,200            20,812
 * NetIQ Corp.                                                                   126,387         1,550,768
 * NetManage, Inc.                                                                10,442            59,519
 * Netopia, Inc.                                                                  43,200           131,760
 * NetRatings, Inc.                                                               76,531         1,530,620
 * Netscout System, Inc.                                                          66,250           501,513
 * Network Engines, Inc.                                                          66,100           154,013
 * Network Equipment Technologies, Inc.                                           55,900           531,609
*# Network Plus Corp.                                                             14,500                12
*# Neurobiological Technologies, Inc.                                              2,700            11,580
 * Neurogen Corp.                                                                 75,807           663,311
   Nevada Chemicals, Inc.                                                          2,500            17,575
 * Nevada Gold & Casinos, Inc.                                                    28,050           307,989
 * New Brunswick Scientific Co., Inc.                                              7,660            41,364
 * New Century Equity Holdings Corp.                                                 100                33
   New Hampshire Thrift Bancshares,
     Inc.                                                                            200             5,826
 * New Horizons Worldwide, Inc.                                                   12,400            43,152
   New Jersey Resources Corp.                                                     63,600         2,766,600
 * NewMarket Corp.                                                                37,900           727,301
   NewMil Bancorp, Inc.                                                            4,400           132,484
 * Newpark Resources, Inc.                                                       193,000         1,103,960
 * Newport Corp.                                                                  90,418         1,115,758
 * Newtek Business Services, Inc.                                                 73,088           300,026
   Niagara Corp.                                                                   8,200            65,190
 * NIC, Inc.                                                                     136,278           626,197
 * Nitches, Inc.                                                                     864             5,676
   NL Industries, Inc.                                                           109,476         2,473,063
 * NMS Communications Corp.                                                      107,400           686,071
 * NMT Medical, Inc.                                                              11,500            48,760
   NN, Inc.                                                                       20,217           257,565
 * Nobel Learning Communities, Inc.                                                6,500            47,125
   Nobility Homes, Inc.                                                            4,100   $        88,560
   Noble International, Ltd.                                                      21,160           417,085
 * Noel Group, Inc.                                                                8,000                52
 # Noland Co.                                                                        200             8,636
   Nordson Corp.                                                                  79,799         3,037,150
 * Norstan, Inc.                                                                  29,700           113,751
 * North America Galvanizing & Coatings,
     Inc.                                                                          6,700            12,998
 * North American Scientific, Inc.                                                36,050           162,225
   North Central Bancshares, Inc.                                                  1,700            66,003
   North Pittsburgh Systems, Inc.                                                 33,006           828,121
   Northeast Bancorp                                                                 900            20,430
   Northeast Pennsylvania Financial
     Corp.                                                                         4,400            74,756
   Northern Technologies International
     Corp.                                                                         3,000            21,900
*# Northfield Laboratories, Inc.                                                  49,185           919,760
 * Northland Cranberries, Inc.                                                       100                81
   Northrim BanCorp, Inc.                                                          6,068           138,360
*# Northwest Airlines Corp.                                                      194,645         1,993,165
   Northwest Bancorp, Inc.                                                       108,276         2,801,100
   Northwest Natural Gas Co.                                                      62,900         2,129,794
 * Northwest Pipe Co.                                                              6,300           120,330
 * NovaMed, Inc.                                                                  48,500           230,375
 * Novatel Wireless, Inc.                                                         61,102         1,286,808
 * Novavax, Inc.                                                                  87,000           297,540
 * Noven Pharmaceuticals, Inc.                                                    53,808           983,610
 * Novoste Corp.                                                                  29,400            39,690
 * NPS Pharmaceuticals, Inc.                                                      88,900         1,592,199
 * NS Group, Inc.                                                                 48,300         1,070,328
 * NTN Communications, Inc.                                                      117,993           325,661
 * Nu Horizons Electronics Corp.                                                  37,100           307,967
   Nu Skin Enterprises, Inc. Class A                                             125,000         2,810,000
*# Nucentrix Broadband Networks, Inc.
     Escrow Shares                                                                10,400                 0
 * NuCo2, Inc.                                                                    16,000           396,800
   NUI Corp.                                                                      31,692           434,180
 * NumereX Corp. Class A                                                          10,800            51,624
 * Nutraceutical International Corp.                                              26,864           430,630
 * Nutri/System, Inc.                                                             15,300            38,097
 * Nutrition 21, Inc.                                                              3,500             3,500
 * Nuvelo, Inc.                                                                   70,322           685,640
   NWH, Inc.                                                                       4,200            62,790
 * NYFIX, Inc.                                                                    62,314           398,186
   NYMAGIC, Inc.                                                                   8,700           213,411
 * O'Charleys, Inc.                                                               47,362           899,878
 * O.I. Corp.                                                                      2,700            29,103
   Oak Hill Financial, Inc.                                                        3,000           114,270
   Oakley, Inc.                                                                  157,200         1,909,980
 * Obie Media Corp.                                                                5,900            40,415
*# OCA, Inc.                                                                     112,051           640,932
 * Oceaneering International, Inc.                                                57,900         2,223,360
   OceanFirst Financial Corp.                                                     29,080           737,469
 * Ocular Sciences, Inc.                                                          44,300         2,140,310
 * Ocwen Financial Corp.                                                         144,234         1,345,703
 * Odd Job Stores, Inc.                                                           12,700            28,575
 * Odyssey Healthcare, Inc.                                                       80,600         1,076,010
 * Odyssey Marine Exploration, Inc.                                               42,600           115,020
 * Offshore Logistics, Inc.                                                       52,600         1,993,540
 * Oglebay Norton Co.                                                                900               261
 * Ohio Casualty Corp.                                                           135,349         2,907,297

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Oil States International, Inc.                                                113,631   $     2,314,663
   Oil-Dri Corp. of America                                                        4,200            67,200
 * Old Dominion Freight Line, Inc.                                                56,148         1,760,240
   Olin Corp.                                                                    153,652         3,486,364
 * Olympic Steel, Inc.                                                            21,000           567,000
 * OM Group, Inc.                                                                 63,700         1,958,138
   Omega Financial Corp.                                                           8,200           289,542
 * Omega Protein Corp.                                                            52,600           442,366
 * OMNI Energy Services Corp.                                                     25,300            74,129
 * Omnicell, Inc.                                                                 57,252           615,459
*# OmniVision Technologies, Inc.                                                 125,600         2,240,704
 * Omnova Solutions, Inc.                                                         13,900            79,369
 * Omtool, Ltd.                                                                    3,570            29,488
 * On Assignment, Inc.                                                            53,900           281,358
 * ON Semiconductor Corp.                                                        571,551         2,086,161
 * On2 Technologies, Inc.                                                         53,300            28,249
 * One Price Clothing Stores, Inc.                                                 2,957                 9
*# Oneida, Ltd.                                                                   28,700            72,611
 * Online Resources Corp.                                                         41,700           293,985
   Onyx Acceptance Corp.                                                           5,100           142,137
 * Onyx Pharmacueticals, Inc.                                                     78,300         2,449,224
 * ONYX Software Corp.                                                            31,950           105,116
 * Opent Technologies, Inc.                                                       45,100           389,664
 * OpenTV Corp.                                                                   39,946           160,583
 * Openwave Systems, Inc.                                                        147,399         1,942,719
 * Opinion Research Corp.                                                          6,700            42,311
 * Oplink Communications, Inc.                                                    53,100           108,855
*# Opsware, Inc.                                                                 185,792         1,272,675
 * OPTi, Inc.                                                                     11,600            16,704
 * Optical Cable Corp.                                                            11,500            62,330
 * Optical Communication Products, Inc.                                           74,850           163,173
 * Optical Sensors, Inc.                                                           1,633             5,307
   Option Care, Inc.                                                              46,700           804,174
 * OraSure Technologies, Inc.                                                    102,450           733,542
 * Orbit International Corp.                                                       1,582            13,099
 * Orbital Sciences Corp.                                                        113,452         1,474,876
 * Orchid Biosciences, Inc.                                                       50,638           542,333
 * Oregon Steel Mills, Inc.                                                       78,700         1,415,026
 * Orleans Homebuilders, Inc.                                                     40,100           738,241
 * Orphan Medical, Inc.                                                           10,300           104,854
 * Orthologic Corp.                                                               77,505           444,104
 * Oscient Pharmaceutical Corp.                                                  156,600           510,516
   OshKosh B'Gosh, Inc. Class A                                                   21,100           432,550
 * OSI Systems, Inc.                                                              35,700           775,404
 * Osteotech, Inc.                                                                37,700           205,088
   Otter Tail Corp.                                                               58,560         1,577,021
   Outlook Group Corp.                                                             2,400            17,112
 * Overland Storage, Inc.                                                         30,275           449,584
   Overseas Shipholding Group, Inc.                                               47,025         3,089,072
*# Overstock.com, Inc.                                                            39,400         2,807,644
   Owens & Minor, Inc.                                                            90,500         2,511,375
 # Oxford Industries, Inc.                                                        38,500         1,570,800
 * Oxigene, Inc.                                                                  12,600            70,195
 * Oxis International, Inc.                                                        7,900             4,503
 * OYO Geospace Corp.                                                             10,600           167,904
 * P & F Industries, Inc. Class A                                                  1,300            19,175
 * P.A.M. Transportation Services, Inc.                                           20,550           417,165
*# P.F. Chang's China Bistro, Inc.                                                56,300         3,166,312
   Pacific Capital Bancorp                                                        88,500         2,921,385
 * Pacific Mercantile Bancorp                                                      5,900            83,662
 * Pacific Premier Bancorp, Inc.                                                   3,900            55,575
   Packaging Dynamics Corp.                                                        4,120   $        58,957
 * Packeteer, Inc.                                                                74,100           963,300
 * Pac-West Telecomm, Inc.                                                        23,100            28,413
 * Pain Therapeutics, Inc.                                                        93,301           702,557
 * PainCare Holdings, Inc.                                                        87,900           254,910
 * Palatin Technologies, Inc.                                                         62               167
 * Paligent, Inc.                                                                    347                69
 * Palm Harbor Homes, Inc.                                                        49,111           766,623
*# PalmOne, Inc.                                                                  39,630         1,388,635
 * PalmSource, Inc.                                                               32,881           520,835
 * Palomar Medical Technologies, Inc.                                             34,879           785,824
   Pamrapo Bancorp, Inc.                                                           5,100           122,400
 * Panavision, Inc.                                                                3,600            22,500
*# Panera Bread Co.                                                               62,925         2,513,225
 * Pantry, Inc.                                                                   44,400         1,221,888
*# Papa John's International, Inc.                                                37,000         1,316,090
 * Par Pharmaceutical Companies, Inc.                                             74,700         2,947,662
 * PAR Technology Corp.                                                            7,800            92,196
 * Paradyne Networks Corp.                                                       105,455           409,165
 * Paragon Technologies, Inc.                                                      4,200            40,194
 * Parallel Petroleum Corp.                                                       55,900           311,363
 * Parametric Technology Corp.                                                   515,069         3,013,154
 * Parexel International Corp.                                                    56,782         1,171,413
   Park Bancorp, Inc.                                                              1,200            38,100
   Park Electrochemical Corp.                                                     45,750           964,868
 * Parker Drilling Co.                                                           217,200           949,164
*# Parkervision, Inc.                                                             24,821           184,916
 * Park-Ohio Holdings Corp.                                                       10,400           233,792
   Parkvale Financial Corp.                                                        5,700           177,897
 * Parlex Corp.                                                                   13,800            84,180
 * Parlux Fragrances, Inc.                                                         9,900           177,507
   Partners Trust Financial Group, Inc.                                           12,189           136,395
 * Party City Corp.                                                               38,691           494,858
 * Path 1 Network Technologies, Inc.                                              14,600            50,516
 * Pathmark Stores, Inc.                                                          63,179           348,116
*# Patient Infosystems, Inc.                                                         733             2,272
 * Patrick Industries, Inc.                                                        4,500            49,680
 * Patriot Transportation Holding, Inc.                                            2,500           104,150
   PAULA Financial                                                                 6,100            12,200
 * Paxar Corp.                                                                    87,200         2,018,680
 * Paxson Communications Corp.                                                   118,700           137,692
 * Payless Cashways, Inc.                                                            160                 0
 * Payless ShoeSource, Inc.                                                      149,800         1,749,664
 * PC Connection, Inc.                                                            50,350           353,961
 * PC Mall, Inc.                                                                  25,664           623,635
 * PC-Tel, Inc.                                                                   46,100           372,027
 * PDF Solutions, Inc.                                                            58,424           751,917
 * PDI, Inc.                                                                      31,798           739,939
 * PEC Solutions, Inc.                                                            60,517           858,736
 * Pediatric Services of America, Inc.                                            14,700           151,557
 * Pediatrix Medical Group, Inc.                                                  51,600         3,214,680
 * Peerless Manufacturing Co.                                                      3,000            44,850
 * Peerless Systems Corp.                                                         24,300            34,749
 * Peet's Coffee & Tea, Inc.                                                      30,739           777,082
*# Pegasus Communications Corp.                                                   17,540           133,304
 * Pegasus Solutions, Inc.                                                        48,157           562,955
 * Pegasystems, Inc.                                                              77,938           565,830
 * Pemco Aviation Group, Inc.                                                        950            25,231
 * Pemstar, Inc.                                                                  73,200           112,069
   Penford Corp.                                                                   7,300           122,640

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Penn Engineering & Manufacturing
     Corp. Class A                                                                 1,200   $        19,356
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                             15,000           287,250
 * Penn National Gaming, Inc.                                                     72,100         3,804,717
 * Penn Treaty American Corp.                                                     24,800            44,640
   Penn Virginia Corp.                                                            40,400         1,755,784
   Penn-America Group, Inc.                                                       31,000           459,110
   Pennfed Financial Services, Inc.                                               14,800           254,264
   Penns Woods Bancorp, Inc.                                                         770            38,431
 * Penwest Pharmaceuticals Co.                                                    40,800           507,960
   Peoples Bancorp, Inc.                                                             300             6,510
   Pep Boys - Manny, Moe & Jack                                                  133,400         2,101,050
 * Perceptron, Inc.                                                               18,418           126,532
 * Performance Food Group Co.                                                    101,587         2,665,643
 * Performance Technologies, Inc.                                                 28,100           200,353
 * Pericom Semiconductor Corp.                                                    57,400           503,972
 * Perini Corp.                                                                   55,100           823,745
   Perrigo Co.                                                                   156,647         2,825,912
 * Perry Ellis International, Inc.                                                20,500           391,345
 * Per-Se Technologies, Inc.                                                      66,100           911,519
 * Pervasive Software, Inc.                                                       55,039           219,606
 * PetMed Express, Inc.                                                           49,165           319,573
 * Petrocorp, Inc. Escrow Shares                                                   6,900               414
 * Petroleum Development Corp.                                                    35,833         1,473,453
   PFF Bancorp, Inc.                                                              38,400         1,735,680
 * Pfsweb, Inc.                                                                        9                26
 * Pharmacopia Drug Discovery, Inc.                                               26,450           152,881
 * Pharmacyclics, Inc.                                                            42,501           442,860
*# Pharmanetics, Inc.                                                              7,200             7,272
 * PharmChem, Inc.                                                                 5,000                98
*# Pharmos Corp.                                                                   6,200            24,800
 * Philadelphia Consolidated Holding
     Corp.                                                                        48,900         3,337,425
   Phillips-Van Heusen Corp.                                                      68,200         1,861,860
 * Phoenix Gold International, Inc.                                                  600               546
 * Phoenix Technologies, Ltd.                                                     53,036           430,122
 * PhotoMedex, Inc.                                                               49,800           112,050
 * Photon Dynamics, Inc.                                                          37,000           815,850
 * Photronics, Inc.                                                               74,900         1,411,116
 * Physiometrix, Inc.                                                              7,400             6,956
 * Pico Holdings, Inc.                                                            12,300           253,503
 # Piedmont Natural Gas Co.                                                       65,000         1,528,150
 * Pinnacle Entertainment, Inc.                                                   63,600         1,156,248
 * Pinnacle Financial Partners, Inc.                                               8,390           204,129
 * Pinnacle Systems, Inc.                                                        152,500           796,050
 * Pioneer Drilling Co.                                                            1,500            14,475
 * Piper Jaffray Companies, Inc.                                                  44,000         2,024,440
 * Pixelworks, Inc.                                                               51,000           573,750
 * Pizza Inn, Inc.                                                                10,000            29,000
 * Planar Systems, Inc.                                                           32,300           344,318
 * PLATO Learning, Inc.                                                           49,466           345,767
 * Play By Play Toys and Novelties, Inc.                                             100                 0
 * Playboy Enterprises, Inc. Class A                                               4,700            53,110
 * Playboy Enterprises, Inc. Class B                                              65,600           793,760
 * Playtex Products, Inc.                                                        134,700         1,010,250
 * Plexus Corp.                                                                   95,900         1,318,625
 * Plug Power, Inc.                                                              160,943           951,173
 * PLX Technology, Inc.                                                           57,038           513,912
 * PMA Capital Corp. Class A                                                      66,500           661,675
   PNM Resources, Inc.                                                           116,000         2,951,040
   Pocahontas Bancorp, Inc.                                                        4,400   $        68,860
 * Point Therapeutics, Inc.                                                          660             3,227
 * Point.360                                                                       9,000            22,140
   PolyMedica Corp.                                                               62,749         2,230,727
 * PolyOne Corp.                                                                  94,200           869,466
 * Pomeroy IT Solutions, Inc.                                                     26,937           367,959
   Pope & Talbot, Inc.                                                            34,800           584,640
 * Porta Systems Corp.                                                               300                51
 * Portal Software, Inc.                                                          93,020           320,919
 * Portfolio Recovery Associates, Inc.                                            33,905         1,271,438
 * Possis Medical, Inc.                                                           39,800           459,292
   Potlatch Corp.                                                                 59,600         3,022,912
 * Powell Industries, Inc.                                                        19,159           309,801
 * Power Intergrations, Inc.                                                      68,000         1,341,640
   PowerCerv Corp.                                                                 1,755               527
 * Power-One, Inc.                                                               183,961         1,690,602
 * Powerwave Technologies, Inc.                                                  228,645         1,849,281
 * Pozen, Inc.                                                                    63,367           439,767
 * PPT Vision, Inc.                                                                6,800             5,984
 * PRAECIS Pharmaceuticals, Inc.                                                 100,404           211,852
   Preformed Line Products Co.                                                     1,200            33,900
 * Premier Financial Bancorp                                                       5,200            57,460
*# Premier Laser Systems, Inc. Class A                                             3,400                 2
*# Pre-Paid Legal Services, Inc.                                                  35,350         1,210,738
   Presidential Life Corp.                                                        64,892         1,084,345
 * Presstek, Inc.                                                                 75,598           807,387
 * Pressure BioSciences, Inc.                                                      6,700            20,435
 * PRG-Schultz International, Inc.                                               136,100           734,940
 * Price Communications Corp.                                                    124,070         2,246,908
*# Priceline.com, Inc.                                                            89,216         2,129,586
*# Pricesmart, Inc.                                                               15,300           121,635
 * PRIMEDIA, Inc.                                                                573,038         1,833,722
 * Primus Telecommunications Group,
     Inc.                                                                        144,612           438,174
 * Princeton Review, Inc.                                                         14,600            86,724
 * Printronix, Inc.                                                                5,800            97,672
 * Priority Healthcare Corp.                                                      85,139         1,779,405
 * Private Business, Inc.                                                            945             2,022
 * ProAssurance Corp.                                                             64,150         2,505,058
 * Procom Technology, Inc.                                                         5,400             7,128
 * ProcureNet, Inc.                                                               19,700                20
 * Progenics Pharmaceuticals, Inc.                                                39,000           583,050
   Programmers Paradise, Inc.                                                      5,200            59,020
 * Progress Software Corp.                                                        79,800         1,811,460
 * ProQuest Co.                                                                   62,700         1,696,035
   Prosperity Bancshares, Inc.                                                    48,041         1,362,443
 * Protection One, Inc.                                                           41,500            10,790
   Providence & Worcester Railroad Co.                                             3,000            36,900
   Provident Bancorp, Inc.                                                        36,935           489,758
   Provident Bankshares Corp.                                                     72,693         2,670,741
   Provident Financial Holdings, Inc.                                              8,325           243,090
   Provident Financial Services, Inc.                                             16,553           321,625
 * Province Healthcare Co.                                                        88,825         1,993,233
 * Proxim Corp.                                                                    6,726            27,644
 * ProxyMed, Inc.                                                                 10,679            74,753
 * PSS World Medical, Inc.                                                       140,800         1,761,971
   Psychemedics Corp.                                                              5,225            66,619
 * Psychiatric Solutions, Inc.                                                    32,233         1,049,184
 * PTEK Holdings, Inc.                                                           156,737         1,650,441
   Pulaski Financial Corp.                                                         5,400           106,650
   Pulitzer, Inc.                                                                 20,900         1,329,449

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Pure World, Inc.                                                                7,600   $        12,920
 * PW Eagle, Inc.                                                                  7,000            27,643
   Pyramid Breweries, Inc.                                                         5,700            12,255
   QAD, Inc.                                                                      74,359           612,718
 * QEP Co., Inc.                                                                   2,125            33,490
 * QLT, Inc.                                                                      38,900           624,345
 * QuadraMed Corp.                                                                27,006            48,611
   Quaker Chemical Corp.                                                          20,320           491,744
   Quaker Fabric Corp.                                                            37,050           213,038
 * Quality Dining, Inc.                                                           11,400            35,796
 * Quality Systems, Inc.                                                          14,000           859,740
 * Qualstar Corp.                                                                  5,500            25,080
   Quanex Corp.                                                                   38,100         2,247,900
 * Quanta Services, Inc.                                                         255,600         1,970,676
 * Quantum Corp.                                                                  91,700           262,262
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                              67,520           419,299
 * Quest Software, Inc.                                                          201,277         3,115,768
 * Questcor Pharmaceuticals, Inc.                                                 26,800            14,740
 * QuickLogic Corp.                                                               54,600           133,224
 * Quidel Corp.                                                                   69,535           448,501
 * Quigley Corp.                                                                  24,006           193,968
 * Quiksilver, Inc.                                                              110,900         3,288,185
 * Quinton Cardiology Systems, Inc.                                               29,800           305,450
 * Quipp, Inc.                                                                     1,400            18,816
   Quixote Corp.                                                                  19,291           404,339
*# Quokka Sports, Inc.                                                             1,128                 9
 * Quovadx, Inc.                                                                  62,047           118,510
 * R&B, Inc.                                                                       8,400           210,000
 * R.H. Donnelley Corp.                                                           56,100         3,068,670
 * Radiant Systems, Inc.                                                          64,344           401,507
 * Radiologix, Inc.                                                               46,500           174,375
 * RadiSys Corp.                                                                  41,662           587,018
 * Radyne ComStream, Inc.                                                          9,500            69,170
 * RailAmerica, Inc.                                                              80,900         1,035,520
 * Raindance Communictions, Inc.                                                  74,896           173,010
   Ralcorp Holdings, Inc.                                                         64,200         2,645,040
 * Ramtron International Corp.                                                    49,000           180,320
   Range Resources Corp.                                                         152,500         3,162,850
 * Rare Hospitality International, Inc.                                           74,550         2,233,518
   Raven Industries, Inc.                                                         39,810           854,721
 * Rayovac Corp.                                                                  76,100         2,258,648
   Raytech Corp.                                                                  16,400            30,340
 * RC2 Corp.                                                                      44,191         1,382,736
 * RCM Technologies, Inc.                                                         10,500            53,550
*# RCN Corp.                                                                      82,600             6,112
 * Reading International, Inc. Class A                                            18,149           152,633
 * Reading International, Inc. Class B                                             1,060             8,745
 * RealNetworks , Inc.                                                           372,900         2,349,270
 * Redback Networks, Inc.                                                         56,711           272,213
 * Redhook Ale Brewery, Inc.                                                       9,300            32,550
   Redwood Empire Bancorp                                                          5,250           150,098
   Regal-Beloit Corp.                                                             53,804         1,517,811
 * Regeneration Technologies, Inc.                                                58,540           544,422
 * Regeneron Pharmaceuticals, Inc.                                               116,437         1,073,549
 * Regent Communications, Inc.                                                    98,413           561,938
 * Register.com, Inc.                                                             44,100           256,662
 * RehabCare Group, Inc.                                                          35,800           942,256
 * Reliability, Inc.                                                               6,300             4,977
   Reliance Steel & Aluminum Co.                                                  71,557         2,855,840
 # Reliv International, Inc.                                                      34,532           282,126
*# Relm Wireless Corp.                                                             7,600   $        15,580
 * Remec, Inc.                                                                   135,250           815,558
 * RemedyTemp, Inc.                                                               15,100           166,402
 * Remington Oil & Gas Corp.                                                      60,600         1,754,370
 * Remote Dynamics, Inc.                                                             276               235
   Renaissance Learning, Inc.                                                     68,415         1,317,673
 * Rentrak Corp.                                                                  21,600           211,680
 * Rent-Way, Inc.                                                                 57,700           489,296
 * Repligen Corp.                                                                 66,100           159,962
 * Reptron Electronics, Inc.                                                         343             2,521
   Republic Bancorp, Inc.                                                        154,971         2,408,254
   Republic Bancorp, Inc. Class A                                                 15,225           422,494
 * Republic First Bancorp, Inc.                                                    6,967           106,595
 * Res-Care, Inc.                                                                 37,785           566,775
 * ResMed, Inc.                                                                   41,300         2,067,478
   Resource America, Inc.                                                         38,451         1,131,613
 * Resources Connection, Inc.                                                     51,368         2,330,052
 * Restoration Hardware, Inc.                                                     72,300           368,007
 * Retail Ventures, Inc.                                                          74,500           546,085
 * Retek, Inc.                                                                   122,429           746,817
 * Revlon, Inc.                                                                  745,500         1,573,005
 * Rewards Network, Inc.                                                          55,800           351,540
 * Rex Stores Corp.                                                               22,700           399,520
 * Rexhall Industries, Inc.                                                        3,542             1,523
 * RF Micro Devices, Inc.                                                        258,727         1,800,740
 * RF Monolithics, Inc.                                                           17,000           160,140
   RGC Resources, Inc.                                                             3,564            86,249
 * Rhythms NetConnections, Inc.                                                    3,800                 0
   Richardson Electronics, Ltd.                                                   31,125           347,044
 * Rigel Pharmaceuticals, Inc.                                                     2,222            55,594
   Riggs National Corp.                                                           51,399         1,034,148
 * Rimage Corp.                                                                    8,600           130,806
*# Rita Medical Systems, Inc.                                                     79,321           243,515
 * Riverside Group, Inc.                                                             700                 6
   Riverview Bancorp, Inc.                                                         4,500            96,935
 * Riviera Holdings Corp.                                                          3,600            97,200
   RLI Corp.                                                                      55,600         2,315,740
 * Roadhouse Grill, Inc.                                                           8,540             1,281
   Roanoke Electric Steel Corp.                                                    9,900           178,101
   Robbins & Myers, Inc.                                                          31,600           762,824
*# Robotic Vision Systems, Inc.                                                    3,480             1,601
 * Rochester Medical Corp.                                                         5,300            47,700
   Rock of Ages Corp.                                                              4,400            32,608
 * Rockford Corp.                                                                 14,600            31,974
   Rock-Tenn Co. Class A                                                          78,400         1,265,376
 # Rocky Mountain Chocolate Factory,
     Inc.                                                                          4,015            57,736
 * Rocky Shoes & Boots, Inc.                                                       4,500            93,600
 * Rofin-Sinar Technologies, Inc.                                                 32,800         1,279,200
 * Rogers Corp.                                                                   36,800         1,746,160
   Rollins, Inc.                                                                 100,500         2,467,275
 * Roxio, Inc.                                                                     1,629            15,247
   Royal Bancshares of Pennsylvania,
     Inc. Class A                                                                  4,430           128,470
   Royal Gold, Inc.                                                               45,135           799,792
 * Royale Energy, Inc.                                                             4,509            34,584
   RPC, Inc.                                                                      28,600           779,350
 * RSA Security, Inc.                                                            140,000         2,961,000
 * RTI International Metals, Inc.                                                 46,700         1,006,385
 * RTW, Inc.                                                                       5,150            47,020
 * Rubio's Restaurants, Inc.                                                      20,095           266,862

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Ruddick Corp.                                                                 102,800   $     2,242,068
 * Rudolph Technologies, Inc.                                                     36,900           590,400
 * Rural Cellular Corp. Class A                                                    2,800            13,664
 * Rural/Metro Corp.                                                              14,000            48,300
 * Rush Enterprises, Inc. Class A                                                  7,000           106,260
 * Rush Enterprises, Inc. Class B                                                  7,000           112,840
   Russ Berrie & Co., Inc.                                                        45,500         1,034,670
   Russell Corp.                                                                  71,800         1,316,812
 * Ryan's Restaurant Group, Inc.                                                  89,200         1,362,084
   Ryerson Tull, Inc.                                                             54,900           888,282
 * S&K Famous Brands, Inc.                                                         2,100            33,642
   S&T Bancorp, Inc.                                                              57,981         2,128,483
 * S1 Corp.                                                                      154,406         1,446,784
 * Saba Software, Inc.                                                            29,577           125,111
 * Safeguard Scientifics, Inc.                                                   206,800           415,668
 * SafeNet, Inc.                                                                  51,704         1,843,765
 * Safety Components International, Inc.                                             118             1,652
 * Saga Communications, Inc. Class A                                              40,525           688,520
 * Salem Communications Corp.                                                     44,069         1,082,335
*# Salton, Inc.                                                                   25,000           152,750
 * San Filippo (John B.) & Son, Inc.                                              17,893           397,225
   Sanders Morris Harris Group, Inc.                                              38,039           580,095
   Sanderson Farms, Inc.                                                          43,900         1,635,275
 * Sands Regent Casino Hotel                                                       2,000            23,900
   Sandy Spring Bancorp, Inc.                                                     31,164         1,131,876
 * Sangamo BioSciences, Inc.                                                      54,897           256,369
 * Sapient Corp.                                                                 270,394         2,138,817
 * SatCon Technology Corp.                                                        52,200           105,966
   Saucony, Inc. Class A                                                           2,700            66,690
   Saucony, Inc. Class B                                                           3,500            86,240
   Sauer-Danfoss, Inc.                                                            49,600           985,056
 * Savient Pharmaceuticals, Inc.                                                  76,600           168,520
 * Saxon Capital, Inc.                                                            17,400           394,980
 * SBA Communications Corp.                                                      101,800           977,280
 * SBE, Inc.                                                                       3,500            11,585
 * SBS Technologies, Inc.                                                         33,930           443,126
 * ScanSoft, Inc.                                                                225,660           823,659
 * ScanSource, Inc.                                                               27,800         1,798,660
   Schawk, Inc.                                                                   22,200           376,956
 * Scheid Vineyards, Inc.                                                          2,200            12,562
*# Schick Technologies, Inc.                                                       9,000           115,200
 * Schieb (Earl), Inc.                                                             2,200             6,490
 * Schlotzsky's, Inc.                                                              7,200               270
 * Schmitt Industries, Inc.                                                        2,466            18,865
   Schnitzer Steel Industries, Inc.
     Class A                                                                      62,351         2,352,503
 * Scholastic Corp.                                                               82,462         2,716,298
 * Schuff International, Inc.                                                      7,000            19,320
   Schulman (A.), Inc.                                                            65,979         1,415,250
   Schweitzer-Maudoit International, Inc.                                         32,400         1,119,744
 * Sciclone Pharmaceuticals, Inc.                                                 97,969           399,714
 * Scientific Games Corp.                                                        116,381         2,781,506
 * Scientific Learning Corp.                                                       4,400            23,760
 * Scientific Technologies, Inc.                                                   6,700            34,103
 * SCM Microsystems, Inc.                                                         30,763           104,902
   SCP Pool Corp.                                                                 85,050         2,681,627
   SCPIE Holdings, Inc.                                                            9,300            92,907
 * SCS Transportation, Inc.                                                       32,654           690,632
   Seaboard Corp.                                                                  1,400         1,050,000
 * Seabulk International, Inc.                                                    46,800           557,856
 * Seachange International, Inc.                                                  60,700         1,036,756
   Seacoast Banking Corp. of Florida                                              33,228   $       731,681
 * SEACOR Holdings, Inc.                                                          41,800         2,319,900
 * Seattle Genetics, Inc.                                                         91,734           626,543
 * Secom General Corp.                                                               140               172
 * Secure Computing Corp.                                                         64,074           667,651
 * SED International Holdings, Inc.                                                  825               763
 * SeeBeyond Technology Corp.                                                    184,633           583,440
 * SEEC, Inc.                                                                        100                23
 * Segue Software, Inc.                                                            9,500            46,265
 * Selas Corp. of America                                                          4,750             9,880
*# Select Comfort Corp.                                                           79,100         1,541,659
   Select Medical Corp.                                                          202,700         3,537,115
 * Selectica, Inc.                                                                71,960           277,046
   Selective Insurance Group, Inc.                                                61,179         2,740,207
   SEMCO Energy, Inc.                                                             62,300           301,532
 * Semitool, Inc.                                                                 62,960           564,122
 * Semtech Corp.                                                                  85,616         1,752,560
 * SEMX Corp.                                                                        900               113
 * Seneca Foods Corp. Class A                                                        200             3,725
 * Seneca Foods Corp. Class B                                                      1,300            24,239
 * Senesco Technologies, Inc.                                                      6,300            20,475
 # Sensient Technologies Corp.                                                   103,100         2,376,455
 * Sequa Corp. Class A                                                             6,900           411,930
 * Sequa Corp. Class B                                                             2,600           156,650
 * Sequenom, Inc.                                                                 63,500            56,515
 * SeraCare Life Sciences, Inc.                                                    4,080            46,516
*# Serena Software, Inc.                                                          95,890         1,999,307
 * Serologicals Corp.                                                             54,950         1,282,533
 * Service Corp. International                                                   243,900         1,721,934
 * ServiceWare Technologies, Inc.                                                  2,900             1,363
 * Servotronics, Inc.                                                              1,100             4,675
 * SFBC International, Inc.                                                       33,996         1,320,065
 * Shared Technologies Cellular, Inc.                                             10,100                20
 * Sharper Image Corp.                                                            34,000           651,440
*# Shaw Group, Inc.                                                              140,287         2,066,428
 * Shiloh Industries, Inc.                                                        33,066           429,197
 * Shoe Carnival, Inc.                                                            27,579           359,630
 * Shoe Pavilion, Inc.                                                             6,200            16,864
 * Sholodge, Inc.                                                                  5,100            23,307
 * ShopKo Stores, Inc.                                                            65,800         1,176,504
*# Shuffle Master, Inc.                                                           50,987         2,346,932
 * Siebert Financial Corp.                                                        22,300            69,108
   Sierra Bancorp                                                                  1,700            35,700
 * Sierra Health Services, Inc.                                                   58,036         3,228,543
*# Sierra Pacific Resources                                                      258,100         2,645,525
 * SIFCO Industries, Inc.                                                          5,400            22,680
 * Sigma Designs, Inc.                                                            45,800           413,574
 * Sigmatron International, Inc.                                                   2,200            29,898
   Silgan Holdings, Inc.                                                          40,413         2,194,426
*# Silicon Graphics, Inc.                                                        348,800           561,568
 * Silicon Image, Inc.                                                           165,389         2,778,535
 * Silicon Storage Technology, Inc.                                              211,200         1,469,952
*# Silicon Valley Bancshares                                                      71,258         2,991,411
 * Siliconix, Inc.                                                                65,324         2,416,335
 * Simclar, Inc.                                                                   6,500            28,600
   Simmons First National Corp.
     Class A                                                                      31,627           917,183
 * SimpleTech, Inc.                                                              105,557           524,618
   Simpson Manufacturing Co., Inc.                                                87,400         2,936,640
   Sinclair Broadcast Group, Inc.
     Class A                                                                     100,100           721,721

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Sipex Corp.                                                                    74,246   $       408,353
 * Sirenza Microdevices, Inc.                                                     76,511           388,676
*# Sirna Therapeutics, Inc.                                                       82,075           253,612
 * Sitel Corp.                                                                   137,600           305,472
 * Six Flags, Inc.                                                               212,505         1,032,774
   SJW Corp.                                                                       9,000           346,950
 * Skechers U.S.A., Inc. Class A                                                  46,400           538,704
   Skyline Corp.                                                                   8,300           343,205
   Skywest, Inc.                                                                 126,096         2,399,607
 * Skyworks Solutions, Inc.                                                      290,417         2,883,841
 * SL Industries, Inc.                                                             5,900            82,069
 * SM&A                                                                           44,600           359,922
 * Smart & Final Food, Inc.                                                       66,400           961,472
 * SmartDisk Corp.                                                                   100                29
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                         13,400            62,176
   Smith (A.O.) Corp.                                                             48,200         1,448,410
   Smith (A.O.) Corp. Convertible
     Class A                                                                       3,750           112,688
 * Smith Micro Software, Inc.                                                     21,400           150,014
 * Smithway Motor Xpress Corp.
     Class A                                                                       4,000            29,000
 * Sola International, Inc.                                                       70,000         1,512,000
 * Somera Communications, Inc.                                                    59,150            65,657
   Sonic Automotive, Inc.                                                         64,400         1,599,052
 * Sonic Corp.                                                                   113,237         3,303,123
*# Sonic Foundry, Inc.                                                            42,300            75,294
 * Sonic Innovations, Inc.                                                        43,200           175,824
 * Sonic Solutions, Inc.                                                          50,600           976,580
 * SonicWALL, Inc.                                                               148,400           912,660
 * SonoSite, Inc.                                                                 32,445           968,483
 * Sonus Networks, Inc.                                                           54,057           357,317
 * Sonus Pharmaceuticals, Inc.                                                    46,400           141,984
 * Sotheby's Holdings, Inc. Class A                                              104,300         1,635,424
   Sound Federal Bancorp, Inc.                                                    27,084           411,704
 * Source Interlink Companies, Inc.                                               50,600           660,330
 * Source Media, Inc.                                                             27,400               219
 * SOURCECORP, Inc.                                                               34,502           573,768
   South Jersey Industries, Inc.                                                  30,364         1,561,013
   Southern Banc Co., Inc.                                                           200             3,500
 * Southern Energy Homes, Inc.                                                    13,825            63,872
 * Southern Union Co.                                                             77,303         1,895,487
   Southside Banchares, Inc.                                                         331             8,308
 * Southwall Technologies, Inc.                                                   14,200            15,904
   Southwest Bancorp, Inc.                                                        11,400           306,090
   Southwest Bancorporation of Texas,
     Inc.                                                                        109,400         2,675,924
   Southwest Gas Corp.                                                            77,600         1,971,040
   Southwest Water Co.                                                            35,740           486,421
 * Southwestern Energy Co.                                                        19,301         1,059,625
 * Spacehab, Inc.                                                                 25,166            57,882
   Span-American Medical System, Inc.                                              2,400            27,600
 * Spanish Broadcasting System, Inc.                                              87,200           932,168
 * SPAR Group, Inc.                                                                2,900             4,405
   Spartan Motors, Inc.                                                           27,045           321,322
 * Spartan Stores, Inc.                                                           38,375           199,550
   Spartech Corp.                                                                 70,700         1,976,065
 * Sparton Corp.                                                                   8,334            81,015
 * Specialty Laboratories, Inc.                                                   50,300           552,294
   SpectraLink Corp.                                                              41,800           612,370
 * Spectranetics Corp.                                                            55,582           270,129
 * Spectrum Control, Inc.                                                         13,000   $        96,980
 * Spectrum Pharmaceuticals, Inc.                                                  2,700            15,201
 * SpectRx, Inc.                                                                   8,900             6,675
   Speedway Motorsports, Inc.                                                     67,390         2,475,909
 * Spescom Software, Inc.                                                          1,202               445
 * Spherion Corp.                                                                133,120         1,048,986
 * Spherix, Inc.                                                                  12,100            35,453
 * Spinnaker Exploration Co.                                                      74,590         2,705,379
 * Spire Corp.                                                                     6,700            29,480
 * Sport Chalet, Inc.                                                              2,700            35,103
 * Sport Supply Group, Inc.                                                        8,900            18,245
 * Sport-Haley, Inc.                                                               2,700            12,434
 * SportsLine.com, Inc.                                                           33,400            57,782
 * Sportsman's Guide, Inc.                                                        10,389           252,245
 * SPSS, Inc.                                                                     27,637           441,916
 * SRA International, Inc.                                                        35,100         2,037,204
 * SRI/Surgical Express, Inc.                                                      6,100            31,842
 * SRS Labs, Inc.                                                                 31,745           206,343
   SS&C Technologies, Inc.                                                        49,850         1,116,142
   St. Mary Land & Exploration Co.                                                65,300         2,807,247
 * Staar Surgical Co.                                                             45,200           268,036
 * Stage Stores, Inc.                                                             38,372         1,572,868
 * Stamps.com, Inc.                                                               49,723           769,215
*# Standard Automotive Corp.                                                       4,400                 0
   Standard Commercial Corp.                                                      29,029           546,326
 * Standard Management Corp.                                                       7,600            27,360
 * Standard Microsystems Corp.                                                    40,572           997,260
   Standard Motor Products, Inc.                                                  42,900           668,811
   Standard Register Co.                                                          52,500           690,900
   Standex International Corp.                                                    26,500           738,025
   Stanley Furniture, Inc.                                                         6,700           308,200
   Star Buffet, Inc.                                                               2,800            16,576
*# Star Scientific, Inc.                                                         141,895           935,088
 * Starbiz Restrictive Shares                                                          2                 0
 * Starcraft Corp.                                                                 2,756            39,549
   Starrett (L.S.) Co. Class A                                                     4,800            95,424
   StarTek, Inc.                                                                  31,800           914,568
   State Auto Financial Corp.                                                     87,312         2,339,962
   State Financial Services Corp.
     Class A                                                                       7,800           230,100
*# STATS ChipPAC, Ltd.                                                           134,937           757,132
 * Steak n Shake Co.                                                              60,418         1,124,983
   Steel Dynamics, Inc.                                                           73,158         2,965,094
   Steel Technologies, Inc.                                                       27,250           797,880
 * SteelCloud, Inc.                                                               12,100            24,079
 * Stein Mart, Inc.                                                               93,516         1,555,171
 * Steinway Musical Instruments, Inc.                                             16,500           466,455
 * Stellent, Inc.                                                                 58,100           456,085
*# StemCells, Inc.                                                                 2,600             7,930
   Stepan Co.                                                                      8,400           213,948
   Stephan Co.                                                                     3,500            14,210
   Sterling Bancorp                                                               33,376         1,073,706
   Sterling Bancshares, Inc.                                                      98,799         1,440,489
 * Sterling Construction Co., Inc.                                                 8,500            40,800
 * Sterling Financial Corp.                                                       49,070         1,960,347
   Stewart & Stevenson Services, Inc.                                             63,302         1,266,040
 * Stewart Enterprises, Inc.                                                     229,470         1,702,667
   Stewart Information Services Corp.                                             39,800         1,737,270
 * Stifel Financial Corp.                                                         20,900           502,645
 * Stillwater Mining Co.                                                         198,600         2,355,396
 * Stone Energy Corp.                                                             58,563         2,809,853

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Stonepath Group, Inc.                                                          69,400   $        53,438
 * Stoneridge, Inc.                                                               50,100           762,021
 * StorageNetworks, Inc. Escrow Shares                                            60,800             1,648
 * Stratagene Corp.                                                                4,926            33,787
 * Stratasys, Inc.                                                                22,600           729,980
 * Strategic Diagnostics, Inc.                                                    42,300           107,019
 * Strategic Distribution, Inc.                                                    3,029            34,379
 * Stratex Networks, Inc.                                                        168,568           347,250
 * Stratos International, Inc.                                                    27,936           113,420
 * Strattec Security Corp.                                                         4,100           258,300
 * Stratus Properties, Inc.                                                        7,050           104,622
   Strayer Education, Inc.                                                         8,300           892,084
   Stride Rite Corp.                                                              80,900           890,709
   Sturm Ruger & Co., Inc.                                                        59,200           537,536
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                                18,500                 0
   Suffolk BanCorp                                                                 8,600           285,348
   Summa Industries, Inc.                                                          5,200            47,216
   Summit Bancshares, Inc.                                                         2,000            68,100
   Summit Bank Corp.                                                               2,520            43,042
 * SumTotal Systems, Inc.                                                         28,067           154,088
 * Sun Bancorp, Inc.                                                              37,368           928,595
 * Sun Healthcare Group, Inc.                                                     30,992           232,440
   Sun Hydraulics, Inc.                                                            4,900            70,021
 * Sunair Electronics, Inc.                                                        3,000            19,110
 * Suncoast Naturals, Inc.                                                           950               181
 * Sundance Homes, Inc.                                                            1,500                 5
 * SunLink Health Systems, Inc.                                                    1,048             5,502
*# Sunrise Senior Living, Inc.                                                    45,265         1,944,132
   Sunrise Telecom, Inc.                                                           3,700             9,805
 * Suntron Corp.                                                                   5,265            17,375
 * Superconductor Technologies, Inc.                                              71,840            60,346
*# SuperGen, Inc.                                                                 99,590           719,040
 * Superior Consultant Holdings Corp.                                             10,700            70,192
 * Superior Energy Services, Inc.                                                171,800         2,522,024
 # Superior Industries International, Inc.                                        58,400         1,649,800
   Superior Uniform Group, Inc.                                                    7,000            97,440
 * Supertex, Inc.                                                                 28,400           617,700
 * SupportSoft, Inc.                                                              93,500           474,980
   Supreme Industries, Inc.                                                       11,408            69,817
 * SureBeam Corp. Class A                                                          2,142                18
   SureWest Communications                                                        31,112           885,759
*# SurModics, Inc.                                                                38,492         1,158,609
   Susquehanna Bancshares, Inc.                                                  101,591         2,641,366
 * Swift Energy Corp.                                                             61,500         1,865,910
 * Swift Transportation Co., Inc.                                                  6,343           123,625
 * Swisher International, Inc.                                                       700             1,540
   SWS Group, Inc.                                                                34,518           728,675
 * Sybase, Inc.                                                                  190,100         3,275,423
 * Sybron Dental Specialties, Inc.                                                85,600         2,939,504
 * Sycamore Networks, Inc.                                                       348,888         1,308,330
 * Sykes Enterprises, Inc.                                                        84,828           572,589
 * Symmetricom, Inc.                                                              99,367         1,073,164
 * Syms Corp.                                                                     28,200           349,398
 * Symyx Technologies                                                             70,600         2,226,018
 * Synalloy Corp.                                                                  5,900            57,525
*# Synaptics, Inc.                                                                55,320         2,124,288
 * Synovis Life Technologies, Inc.                                                24,600           291,510
 * Synplicity, Inc.                                                               55,675           312,894
   Syntel, Inc.                                                                   88,385         1,730,578
 * Synthetech, Inc.                                                               16,400            17,056
 * Syntroleum Corp.                                                              100,526   $       696,645
   Sypris Solutions, Inc.                                                         38,347           623,906
 * Systemax, Inc.                                                                 47,500           327,750
 * T-3 Energy Services, Inc.                                                       1,250             8,363
*# Tag-It Pacific, Inc.                                                           18,200            81,900
 * Taitron Components, Inc.                                                        5,000            12,450
*# Take-Two Interactive Software, Inc.                                            50,900         1,778,955
 * TALK America Holdings, Inc.                                                    58,409           369,145
   TALX Corp.                                                                     30,238           888,997
   Tandy Brand Accessories, Inc.                                                   5,900            84,305
 * Tanox, Inc.                                                                    96,754         1,340,043
 * Tarantella, Inc.                                                                3,300             4,257
 * Tarrant Apparel Group                                                          32,800            61,008
   Tasty Baking Co.                                                               17,400           145,638
   TB Wood's Corp.                                                                 7,600            41,192
 * TBC Corp.                                                                      48,950         1,305,497
 * Team, Inc.                                                                      7,600           129,048
 * TeamStaff, Inc.                                                                20,200            40,198
   Tech/Ops Sevcon, Inc.                                                           3,100            18,538
   Teche Holding Co.                                                                 700            28,613
 * Techne Corp.                                                                   45,700         1,697,755
 * Technical Communications Corp.                                                    400             2,660
   Technical Olympic USA, Inc.                                                    48,292         1,180,739
 * Technitrol, Inc.                                                               88,600         1,528,350
   Technology Research Corp.                                                      12,050            84,350
 * Technology Solutions Corp.                                                     35,500            33,370
 * TechTeam Global, Inc.                                                          20,000           188,000
   Tecumseh Products Co. Class A                                                  29,000         1,327,910
 * Tegal Corp.                                                                     5,000             6,550
 * Tejon Ranch Co.                                                                13,900           549,745
 * Tekelec                                                                       132,600         3,104,166
 * TeleCommunication Systems, Inc.                                                53,600           162,944
 * Teledyne Technologies, Inc.                                                    70,600         2,096,820
 * Teleglobe International Holdings, Ltd.                                         11,300            38,759
 * TeleTech Holdings, Inc.                                                       163,900         1,601,303
 * Telik, Inc.                                                                    96,100         1,836,471
 * Telkonet, Inc.                                                                  7,600            34,428
 * Telular Corp.                                                                  28,300           180,271
 * TenFold Corp.                                                                   4,500             4,635
   Tennant Co.                                                                    19,700           788,000
 * Tenneco Automotive, Inc.                                                       92,400         1,432,200
 * Terayon Communication Systems,
     Inc.                                                                        123,500           245,765
 * Terex Corp.                                                                    50,721         2,325,051
 * Terra Industries, Inc.                                                        170,900         1,401,380
 * Tesoro Petroleum Corp.                                                         97,100         3,215,952
 * Tessco Technologies, Inc.                                                       4,500            59,850
 * Tetra Tech, Inc.                                                              123,696         1,885,127
 * Tetra Technologies, Inc.                                                       49,000         1,489,600
   Texas Industries, Inc.                                                         47,700         2,862,000
   Texas Regional Banchshares, Inc.
     Class A                                                                      75,960         2,701,138
   Texas United Bancshares, Inc.                                                     100             1,875
   TF Financial Corp.                                                              2,600            84,201
 * Thackeray Corp.                                                                 4,100             3,895
 * The Banc Corp.                                                                 34,700           272,742
 * The Children's Place Retail Stores,
     Inc.                                                                         61,900         1,959,754
 * The Dress Barn, Inc.                                                           68,204         1,171,063
 * The Geo Group, Inc.                                                            25,000           576,250
 * The Lamson & Sessions Co.                                                      31,800           287,790

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   The Manitowoc Co., Inc.                                                        61,750   $     2,306,363
   The Marcus Corp.                                                               47,800         1,092,230
 * The Medicines Co.                                                             109,392         2,728,236
 * The Mens Warehouse, Inc.                                                       82,400         2,607,960
 * The Mosaic Co.                                                                138,058         2,399,448
 # The Phoenix Companies, Inc.                                                   208,400         2,542,480
 * The Rowe Companies                                                             13,100            66,155
 * The Sports Authority, Inc.                                                     56,306         1,605,284
 * The Sports Club Co., Inc.                                                      20,100            33,969
   The Topps Co., Inc.                                                            88,848           885,815
 * The Washtenaw Group, Inc.                                                       1,500             2,385
 * Theragenics Corp.                                                              65,200           273,840
 * Therma-Wave, Inc.                                                              78,789           252,125
 * Thermwood Corp.                                                                   200               166
 * TheStreet.com, Inc.                                                            54,235           235,922
 * Third Wave Technologies, Inc.                                                  88,144           710,441
 * Thomas & Betts Corp.                                                           91,000         2,879,240
 * Thomas Group, Inc.                                                              4,000             4,800
   Thomas Industries, Inc.                                                        38,150         1,494,717
 * Thoratec Corp.                                                                111,843         1,118,430
 * THQ, Inc.                                                                      86,100         1,847,706
 * Three-Five Systems, Inc.                                                       43,099            83,612
 * TIBCO Software, Inc.                                                           66,652           766,498
 * Tickets.com, Inc.                                                               1,600             1,200
 * Tier Technologies, Inc. Class B                                                41,400           365,562
   TierOne Corp.                                                                  39,453           978,829
 * TII Network Technologies, Inc.                                                 11,260            16,440
   Timberland Bancorp, Inc.                                                        3,900            95,550
 * Timco Aviation Services, Inc.                                                   2,749               990
 * Time Warner Telecom, Inc.                                                     100,387           380,467
 * Tipperary Corp.                                                                17,900            84,309
 * Titan Corp.                                                                   185,600         2,990,016
 # Titan International, Inc.                                                      19,600           244,608
 * Titan Pharmaceuticals, Inc.                                                    70,700           176,750
 * Titanium Metals Corp.                                                          15,850           364,392
*# TiVo, Inc.                                                                    175,826           828,140
 * TL Administration Corp.                                                           200                 4
 * TLC Vision Corp.                                                               33,060           385,480
   Todd Shipyards Corp.                                                            6,300           107,919
 * Todhunter International, Inc.                                                   4,600            54,832
 * Tofutti Brands, Inc.                                                            6,900            21,390
 * Tollgrade Communications, Inc.                                                 27,991           299,224
   Tompkins County Trustco, Inc.                                                     363            19,130
 * Too, Inc.                                                                      75,900         1,927,860
 * Torch Offshore, Inc.                                                           23,300            46,111
 * Toreador Resources Corp.                                                        4,900            75,607
 # Toro Co.                                                                       39,200         2,842,000
 * Total Entertainment Restaurant Corp.                                           21,861           219,484
*# Tower Automotive, Inc.                                                        128,000           230,400
   Track Data Corp.                                                                3,400             2,822
 * Tractor Supply Co.                                                             84,193         2,670,602
 * Tradestation Group, Inc.                                                       91,800           681,156
   Traffix, Inc.                                                                  29,800           195,190
 * Trailer Bridge, Inc.                                                            9,800            63,700
 * Trammell Crow Co.                                                              82,300         1,407,330
 * Trans World Entertainment Corp.                                                74,900           844,872
 * Transact Technologies, Inc.                                                     8,550           191,093
 * Transaction Systems Architects, Inc.                                           82,439         1,691,648
 * Transcat, Inc.                                                                  6,100            18,300
 * Transgenomic, Inc.                                                             21,900            26,718
 * Trans-Industries, Inc.                                                          1,400             3,654
 * Transkaryotic Therapies, Inc.                                                  76,418   $     1,743,095
*# Transmeta Corp.                                                               264,600           447,174
 * TransMontaigne, Inc.                                                           87,500           475,125
 * Transport Corp. of America                                                      5,200            38,272
 * Transpro, Inc.                                                                 16,100            97,969
 * Transtechnology Corp.                                                           6,200            46,810
 * Transwitch Corp.                                                               40,600            49,532
 * Travis Boats & Motors, Inc.                                                     2,900             1,117
 * TRC Companies, Inc.                                                            29,400           524,496
   Tredegar Industries, Inc.                                                      84,891         1,581,519
*# Trenwick Group, Ltd.                                                           11,975               144
*# Trestle Holdings, Inc.                                                            450               731
 * Trex Co., Inc.                                                                 32,600         1,530,570
 * Triad Guaranty, Inc.                                                           32,014         1,920,840
   Triarc Companies, Inc. Class A                                                 50,900           659,155
   Triarc Companies, Inc. Class B                                                 49,000           624,750
   Trico Bancshares                                                                9,900           237,105
*# Trico Marine Services, Inc.                                                    55,100            19,285
 * Trident Microsystems, Inc.                                                     50,500           787,800
 * Trimble Navigation, Ltd.                                                       91,185         2,878,710
 * Trimedyne, Inc.                                                                 4,300             2,580
 * Trimeris, Inc.                                                                 48,078           596,648
   Trinity Industries, Inc.                                                       88,000         3,110,800
 * Trio-Tech International                                                           400             1,848
 * TriPath Imaging, Inc.                                                          83,652           600,621
 * Tripath Technology, Inc.                                                       68,751            58,438
 * Tripos, Inc.                                                                   10,620            55,118
 * Triquint Semiconductor, Inc.                                                  272,497         1,179,912
 * Triton PCS Holdings, Inc.                                                     136,900           342,250
 * Triumph Group, Inc.                                                            34,902         1,415,625
*# Tri-Valley Corp.                                                               10,800            73,548
 * TriZetto Group, Inc.                                                          103,201           730,663
 * TRM Corp.                                                                       7,000           131,390
*# Tropical Sportswear International
     Corp.                                                                        19,875            28,024
 * Troy Group, Inc.                                                               13,800            40,158
 * Trump Hotels & Casino Resorts, Inc.                                            29,600            24,568
   TrustCo Bank Corp. NY                                                         163,455         2,304,716
   TSR, Inc.                                                                       4,400            30,668
 * TTM Technologies, Inc.                                                         89,700           931,086
 * Tuesday Morning Corp.                                                          86,241         2,888,211
 * Tufco Technologies, Inc.                                                        4,500            34,875
 * Tumbleweed Communications Corp.                                               105,295           368,533
   Tupperware Corp.                                                              128,800         2,411,136
 * TurboChef Technologies, Inc.                                                   20,500           130,175
 * Tut Systems, Inc.                                                              51,200           202,240
 * Tweeter Home Entertainment Group,
     Inc.                                                                         51,800           332,038
   Twin Disc, Inc.                                                                 2,800            70,308
 * Tyler Technologies, Inc.                                                       90,800           711,872
*# U.S. Aggregates, Inc.                                                           1,600                 4
 * U.S. Concrete, Inc.                                                            60,700           441,289
 * U.S. Energy Corp. Wyoming                                                      11,500            34,385
 * U.S. Physical Therapy, Inc.                                                    28,972           449,066
 * U.S. Xpress Enterprises, Inc. Class A                                          10,823           281,398
 * UbiquiTel, Inc.                                                               204,190         1,327,235
*# UFP Technologies, Inc.                                                          3,800            13,224
   UICI                                                                           97,400         3,253,160
   UIL Holdings Corp.                                                             32,000         1,710,720
 * Ulticom, Inc.                                                                  92,830         1,666,299
*# Ultimate Electronics, Inc.                                                     31,258            95,649

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Ultimate Software Group, Inc.                                                  48,347   $       617,391
 * Ultradata Systems, Inc.                                                         2,000               900
 * Ultralife Batteries, Inc.                                                      13,100           197,024
 * Ultratech, Inc.                                                                52,400           902,852
   UMB Financial Corp.                                                            47,465         2,658,515
   Umpqua Holdings Corp.                                                          96,760         2,474,153
*# Unapix Entertainment, Inc.                                                      6,100                25
 * Unico American Corp.                                                            5,500            41,085
 * Unifi, Inc.                                                                   114,634           426,438
   Unifirst Corp.                                                                 20,450           565,238
   Union Bankshares Corp.                                                            170             6,377
   Union Community Bancorp                                                         2,300            43,528
   Unisource Energy Corp.                                                         67,080         1,636,081
 * Unit Corp.                                                                     67,400         2,670,388
   United Auto Group, Inc.                                                       101,800         2,903,336
   United Bankshares, Inc.                                                        47,960         1,835,429
   United Community Banks, Inc.                                                   78,918         2,261,790
   United Community Financial Corp.                                               65,672           754,571
   United Financial Corp.                                                            660            16,236
 * United Financial Mortgage Corp.                                                10,400            47,320
   United Fire & Casualty Co.                                                      6,200           412,920
   United Industrial Corp.                                                        28,600         1,115,400
 * United Natural Foods, Inc.                                                     88,302         2,483,935
 * United Online, Inc.                                                           132,703         1,415,941
 * United PanAm Financial Corp.                                                      600            11,910
 * United Rentals, Inc.                                                          171,100         3,057,557
 * United Retail Group, Inc.                                                      22,866            94,894
 # United Security Bancshares                                                      2,000            49,780
 * United Stationers, Inc.                                                        60,900         2,915,892
 * United Surgical Partners International,
     Inc.                                                                         62,302         2,459,060
 * United Therapeutics Corp.                                                      47,154         2,075,248
   United-Guardian, Inc.                                                           1,900            14,725
   Unitil Corp.                                                                    4,700           131,647
   Unity Bancorp, Inc.                                                             5,733            69,083
 * Universal Access Global Holdings,
     Inc.                                                                            435                57
 * Universal American Financial Corp.                                            120,600         1,610,010
 * Universal Compression Holdings, Inc.                                           69,249         2,582,988
   Universal Corp.                                                                55,300         2,692,004
 * Universal Display Corp.                                                        63,248           616,668
 * Universal Electronics, Inc.                                                    29,700           542,025
   Universal Forest Products, Inc.                                                38,783         1,673,874
 * Universal Stainless & Alloy Products,
     Inc.                                                                          6,000            88,320
   Unizan Financial Corp.                                                         33,197           855,819
 * Unova, Inc.                                                                   133,900         2,967,224
 * UQM Technologies, Inc.                                                         41,100            86,721
 * Urologix, Inc.                                                                 31,342           223,155
 * URS Corp.                                                                      95,313         2,863,203
*# US Airways Group, Inc. Class A                                                 46,800            51,948
*# US LEC Corp.                                                                   69,136           232,988
 * USA Mobility, Inc.                                                             42,300         1,538,028
 * USA Truck, Inc.                                                                 9,300           115,227
*# USANA Health Services, Inc.                                                    41,200         1,224,052
   USB Holding Co., Inc.                                                          17,953           501,633
*# USDATA Corp.                                                                    2,820               113
   USEC, Inc.                                                                    185,431         1,952,588
   USF Corp.                                                                      61,137         2,260,235
   Utah Medical Products, Inc.                                                     5,000           108,750
*# V.I. Technologies, Inc.                                                        57,100            38,257
 * VA Software Corp.                                                             109,000   $       269,230
 # Vail Banks, Inc.                                                                1,300            16,926
 * Vail Resorts, Inc.                                                             77,600         1,765,400
*# Valence Technology, Inc.                                                       20,900            75,240
   Valhi, Inc.                                                                    14,240           220,862
   Valley National Gases, Inc.                                                     4,200            53,760
   Valmont Industries, Inc.                                                       52,200         1,302,912
 * Valpey Fisher Corp.                                                             1,650             5,610
   Value Line, Inc.                                                                9,900           396,010
 * ValueClick, Inc.                                                              176,200         2,272,980
 * ValueVision Media, Inc. Class A                                                79,947           906,599
 * Varian Semiconductor Equipment
     Associates, Inc.                                                             80,100         2,845,152
 * Varian, Inc.                                                                   76,300         2,857,435
*# Vascular Solutions, Inc.                                                       30,600           317,016
 * Vastera, Inc.                                                                  75,179           139,081
*# Vaxgen, Inc.                                                                   42,400           664,832
 # Vector Group, Ltd.                                                             91,624         1,502,634
 * Veeco Instruments, Inc.                                                        64,700         1,254,533
 * VendingData Corp.                                                               2,100             3,969
 * Ventana Medical Systems, Inc.                                                  38,224         2,283,884
 * Ventiv Health, Inc.                                                             2,200            42,592
 * Verilink Corp.                                                                 40,558           141,953
 * Veritas DGC, Inc.                                                              73,500         1,719,900
 * Verity, Inc.                                                                   82,200         1,126,962
 * Vermont Pure Holdings, Ltd.                                                    17,300            30,794
 * Versant Corp.                                                                   3,874             2,828
 * Versar, Inc.                                                                    8,700            37,845
 * Verso Technologies, Inc.                                                       26,319            21,318
 * Vertex Pharmaceuticals, Inc.                                                  176,229         1,871,552
 * VerticalBuyer Inc.                                                                920                28
*# Vertrue, Inc.                                                                  21,500           746,050
   Vesta Insurance Group, Inc.                                                    79,400           298,544
 * Vestin Group, Inc.                                                                200               614
   Viad Corp.                                                                     47,800         1,146,722
 * Vialta, Inc.                                                                    9,801             1,666
 * Viasat, Inc.                                                                   58,891         1,229,055
 * Vical, Inc.                                                                    47,255           203,197
 * Vicon Industries, Inc.                                                          4,600            26,036
   Vicor Corp.                                                                    65,819           715,453
 * Vicuron Pharmaceuticals, Inc.                                                 137,550         2,419,505
 # Video Display Corp.                                                             7,200            98,280
 * Viewpoint Corp.                                                               118,316           309,988
 * Vignette Corp.                                                                407,600           517,652
 * Viisage Technology, Inc.                                                       94,795           764,996
   Vintage Petroleum, Inc.                                                       143,400         3,477,450
 * Virage Logic Corp.                                                             47,227           709,822
 * Virbac Corp.                                                                   22,000            77,440
 * Virco Manufacturing Corp.                                                      13,269           102,171
 * Virginia Commerce Bancorp, Inc.                                                   500            14,250
*# Virologic, Inc.                                                                90,800           190,680
*# ViroPharma, Inc.                                                               57,925           163,928
 * Vision-Sciences, Inc.                                                           5,100            13,515
*# Vista Medical Technologies, Inc.                                                7,500             8,400
   Visteon Corp.                                                                 285,400         2,414,484
 * Visual Networks, Inc.                                                          31,900           102,718
 * VISX, Inc.                                                                    108,900         2,816,154
*# Vital Images, Inc.                                                             25,700           416,083
   Vital Signs, Inc.                                                              27,956         1,045,834
 * VitalWorks, Inc.                                                               95,650           385,470
*# Vitech America, Inc.                                                           14,850                41

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Vitesse Semiconductor, Inc.                                                   200,110   $       652,359
 * Vitria Technology, Inc.                                                        73,242           253,417
 * Vivus, Inc.                                                                    83,664           491,944
 * VL Dissolution Corp.                                                            3,101               465
*# VLPS Lighting Services International,
     Inc. Escrow Shares                                                            4,800               392
 * Vodavi Technology, Inc.                                                         4,300            30,186
 * Volt Information Sciences, Inc.                                                33,000         1,006,500
   Vulcan International Corp.                                                        700            31,500
 * Vyyo, Inc.                                                                     31,600           229,100
 * W-H Energy Services, Inc.                                                      60,500         1,383,030
 * Wabash National Corp.                                                          60,200         1,497,174
   Wabtec Corp.                                                                  100,200         2,061,114
   Walter Industries, Inc.                                                        82,000         2,064,760
*# Warnaco Group, Inc.                                                           101,217         2,011,182
   Warwick Valley Telephone Co.                                                      300             6,744
   Washington Banking Co.                                                          4,680            82,087
 * Washington Group International, Inc.                                           55,215         2,153,385
   Washington Savings Bank FSB                                                     2,400            32,400
   Washington Trust Bancorp, Inc.                                                 28,963           852,091
 * Waste Connections, Inc.                                                        78,500         2,673,710
   Waste Industries USA, Inc.                                                     19,300           221,371
 * WatchGuard Technologies, Inc.                                                  71,080           291,428
 * Water Pik Technologies, Inc.                                                    8,400           144,480
 * Waterlink, Inc.                                                                   100                 0
   Waters Instruments, Inc.                                                          300             2,265
   Watsco, Inc. Class A                                                           50,500         1,670,035
   Watsco, Inc. Class B                                                            1,350            44,618
   Watson Wyatt & Co., Holdings                                                   71,300         1,900,858
   Watts Water Technologies, Inc.                                                 54,900         1,681,587
   Wausau-Mosinee Paper Corp.                                                    113,736         2,041,561
 * Waxman Industries, Inc.                                                           600             3,900
   Waypoint Financial Corp.                                                       53,226         1,478,086
 * WCI Communities, Inc.                                                          97,600         2,500,512
   WD-40 Co.                                                                      36,503         1,066,253
 * Webb Interactive Services, Inc.                                                 5,300             2,173
 * Webco Industries, Inc.                                                          6,000            45,000
 * WebEx Communications, Inc.                                                     97,480         2,314,175
 * webMethods, Inc.                                                              116,402           714,708
*# Websense, Inc.                                                                 51,200         2,460,672
 * Weider Nutrition International, Inc.                                           10,500            44,520
   Weis Markets, Inc.                                                             59,607         2,288,909
   Wellco Enterprises, Inc.                                                        1,000            14,800
   Wellman, Inc.                                                                  70,400           724,416
*# Wells-Gardner Electronics Corp.                                                 6,101            32,213
   Wesbanco, Inc.                                                                 43,261         1,367,480
 * WESCO International, Inc.                                                      92,000         2,587,040
   West Bancorporation                                                             6,300           109,242
   West Coast Bancorp                                                             32,829           863,731
 * West Marine, Inc.                                                              45,778         1,057,472
   West Pharmaceutical Services, Inc.                                             67,100         1,568,798
 * Westaff, Inc.                                                                  24,300            74,115
   Westamerica Bancorporation                                                      2,000           116,320
   Westbank Corp.                                                                  4,740            87,311
 * Westcoast Hospitality Corp.                                                    12,900            65,403
 * Westell Technologies, Inc.                                                    117,980           772,769
 * Western Power & Equipment Corp.                                                 3,373             5,565
 * Western Sierra Bancorp                                                          1,575            63,000
 * Westmoreland Coal Co.                                                             800            23,720
   Westwood Holdings Group, Inc.                                                   6,479           123,619
*# Wet Seal, Inc. Class A                                                         45,533            75,585
   Weyco Group, Inc.                                                                 300   $        12,102
   WGL Holdings, Inc.                                                             14,000           424,480
 * White Electronics Designs Corp.                                                51,323           343,864
 * Whitehall Jewelers, Inc.                                                       30,250           250,470
 * Whiting Petroleum Corp.                                                         2,960           100,758
*# WHX Corp.                                                                       6,333             4,940
 * Wickes, Inc.                                                                    4,400                20
 * Wild Oats Markets, Inc.                                                        61,369           439,402
*# William Lyon Homes, Inc.                                                       21,600         1,519,560
 * Williams Industries, Inc.                                                       1,200             4,200
 * Willis Lease Finance Corp.                                                      9,500            84,550
   Willow Grove Bancorp, Inc.                                                     21,051           379,550
 * Wilshire Enterprises, Inc.                                                      7,107            42,855
 * Wilson Greatbatch Technologies, Inc.                                           49,200           986,460
 * Wilsons The Leather Experts, Inc.                                              84,545           422,725
 * Wind River Systems, Inc.                                                      180,973         2,189,773
 * Winmark Corp.                                                                   3,800           101,270
 # Winn-Dixie Stores, Inc.                                                       312,700         1,250,800
 # Winnebago Industries, Inc.                                                     73,900         2,803,027
   Wintrust Financial Corp.                                                       46,219         2,765,745
 * Wireless Facilities, Inc.                                                     151,851         1,257,326
   Wireless Telecom Group, Inc.                                                   37,900           112,184
 * Wireless WebConnect!, Inc.                                                      8,900                26
 * Witness Systems, Inc.                                                          51,600           773,484
 * WJ Communications, Inc.                                                        56,300           190,857
*# WMS Industries, Inc.                                                           66,900         1,989,606
 * Wolverine Tube, Inc.                                                           31,900           338,778
   Wolverine World Wide, Inc.                                                     84,100         2,518,795
 * Women First HealthCare, Inc.                                                    1,500                 2
   Woodhead Industries, Inc.                                                      26,657           401,988
   Woodward Governor Co.                                                          24,870         1,811,780
 * World Acceptance Corp.                                                         40,600         1,047,074
 * World Access, Inc.                                                              1,672                 2
   World Fuel Services Corp.                                                      26,100         1,075,320
   World Wrestling Federation
     Entertainment, Inc.                                                          45,900           550,800
*# WorldGate Communications, Inc.                                                  6,500            15,600
 * WorldQuest Networks, Inc.                                                       1,500             4,485
 * Worldwide Restaurant Concepts, Inc.                                            60,500           197,835
   Worthington Industries, Inc.                                                   28,229           607,206
 * Wright Medical Group, Inc.                                                     73,552         1,945,450
   WSI Industries, Inc.                                                            2,000             5,200
   X-Rite, Inc.                                                                   45,663           680,835
 * Xanser Corp.                                                                   42,800           120,696
 * Xeta Corp.                                                                     10,300            30,591
 * Yankee Candle Co., Inc.                                                       100,500         3,061,230
   Yardville National Bancorp                                                     16,400           546,284
   York International Corp.                                                       87,000         3,207,690
 * Young Broadcasting, Inc. Class A                                               39,207           382,660
 * Zapata Corp.                                                                    2,340           147,467
   Zenith National Insurance Corp.                                                18,600           855,042
 * Zevex International, Inc.                                                       3,400            11,900
 * Zhone Technologies, Inc.                                                      181,262           442,279
 * Zila, Inc.                                                                    100,566           447,519
*# Zix Corp.                                                                      69,726           319,345
 * Zoll Medical Corp.                                                             20,422           692,918
*# Zoltek Companies, Inc.                                                         36,100           332,120
 * Zomax, Inc.                                                                    70,500           242,520
 * Zones, Inc.                                                                    13,500            82,755
 * Zoran Corp.                                                                    88,535         1,049,140
 * Zygo Corp.                                                                     38,600           448,532

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * ZymeTx, Inc.                                                                      700   $            30
 * Zymogenetics, Inc.                                                            117,939         2,681,933
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $1,925,480,313)                                                                     2,293,355,046
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                                30                 0
 * American Banknote Corp. Warrants
     Series 2 10/01/07                                                                30                 0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                          0                 0
*# Angeion Corp. Warrants 10/31/07                                                   215                11
 * Aura Systems, Inc. Warrants 05/31/05                                            1,262                 0
 * CD&L, Inc. Rights 10/15/04                                                        650                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                         24               372
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                             9,947            54,708
 * CSF Holding, Inc. Litigation Rights
     12/30/99                                                                      3,250                 0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                               971             1,068
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                                     40,600                 0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                                22                 0
 * Imperial Sugar Co. Warrants 08/29/08                                              498             1,096
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                                        188                 7
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                                        582                22
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                             7,200             4,392
 * Milltope Group, Inc. Contigent Value
     Rights                                                                        5,800                 0
 * Optical Cable Corp. Warrants
     10/24/07                                                                      2,823                 0
*# OSI Pharmaceuticals, Inc. Rights                                                4,829               579
 * PDS Gaming Corp.                                                                1,100             1,650
   PMR Corp. Contingent Value Rights
     08/05/04                                                                      7,300                 7
 * Timco Aviation Services, Inc. Warrants
     12/31/07                                                                      6,696                 1
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $445,757)                                                                                 63,913
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT                VALUE+
                                                                              ------                ------
                                                                               (000)

 BONDS -- (0.0%)
 * Del Global Technologies Corp.
     Subordinated Promissory Note
     6.000%, 03/28/07                                                    $             2   $             0
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07                                                                  3                 0
                                                                                           ---------------
 TOTAL BONDS
   (Cost $0)                                                                                             0
                                                                                           ---------------
 TEMPORARY CASH
   INVESTMENTS -- (8.2%)
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 1.94%, 12/01/04
     (Collateralized by $164,370,000
     U.S. Treasury Note, 4.75%, 05/15/14,
     valued at $170,106,222) to be
     repurchased at $166,776,566
     (Cost $166,767,579)^                                                        166,768       166,767,579
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $38,206,000
     FHLMC Notes 4.20%, 10/20/09,
     valued at $38,369,904) to be
     repurchased at $37,971,983
     (Cost $37,970,000)                                                           37,970        37,970,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $204,737,579)                                                                         204,737,579
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,130,663,649)                                                                   $ 2,498,156,538
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
   ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (17.9%)
   COMMON STOCKS -- (17.9%)
            Aggregate Industries P.L.C.                                                        1,964,973   $        3,688,173
            Amvescap P.L.C.                                                                      225,900            1,384,318
            Arriva P.L.C.                                                                        231,050            2,163,954
            Associated British Foods P.L.C.                                                      990,462           14,152,962
            Associated British Ports Holdings P.L.C.                                             378,800            3,403,288
            Aviva P.L.C.                                                                       2,630,567           29,114,963
        *   AWG P.L.C.                                                                            76,018            1,092,962
            BAA P.L.C.                                                                         1,614,239           17,953,811
            BAE Systems P.L.C.                                                                 2,667,041           12,496,750
        *   Banco Santander Central Hispano SA                                                   841,876           10,033,633
            Barratt Developments P.L.C.                                                          338,959            3,329,838
            BBA Group P.L.C.                                                                     680,050            3,761,732
            Bellway P.L.C.                                                                        38,000              517,193
            Bovis Homes Group P.L.C.                                                             132,000            1,272,170
            BPB P.L.C.                                                                           458,500            3,857,096
            Bradford & Bingley P.L.C.                                                             80,259              421,938
            Britannic P.L.C.                                                                     278,864            2,213,019
        *   British Airways P.L.C.                                                             1,839,331            7,767,617
            British Land Co. P.L.C.                                                              870,090           13,610,932
            British Vita P.L.C.                                                                  286,388            1,466,422
            Brixton P.L.C.                                                                       359,333            2,217,502
            Cable and Wireless P.L.C.                                                          3,512,914            7,609,065
            Carnival P.L.C.                                                                      156,870            8,751,205
        *   Corus Group P.L.C.                                                                 6,312,988            6,630,051
            Derwent Valley Holdings P.L.C.                                                        49,351              927,107
            DeVere Group P.L.C.                                                                   85,228              713,960
            Dixons Group P.L.C.                                                                  333,402              927,542
        *   Duelguide Units P.L.C.                                                                36,010              370,184
        *   Easyjet P.L.C.                                                                       294,025            1,045,345
            FKI P.L.C.                                                                           856,795            2,171,803
            Friends Provident P.L.C.                                                           2,272,618            6,652,081
            Galen Holdings P.L.C.                                                                319,000            5,197,328
            Great Portland Estates P.L.C.                                                        239,324            1,464,984
            Greene King P.L.C.                                                                   105,263            2,400,651
            Hammerson P.L.C.                                                                     468,800            7,136,185
            Hanson P.L.C.                                                                        963,671            7,718,181
            HBOS P.L.C.                                                                           14,538              203,486
        *   HHG P.L.C.                                                                           842,619              780,794
            Hilton Group P.L.C.                                                                2,673,589           13,199,650
            Intercontinental Hotels Group P.L.C.                                                 968,773           12,321,669
        *   International Power P.L.C.                                                         2,525,271            7,316,497
            ITV P.L.C.                                                                         1,551,881            3,253,412
            Johnson Matthey P.L.C.                                                                43,250              837,103
            Kelda Group P.L.C.                                                                   161,510            1,664,219

            Kingfisher P.L.C.                                                                    659,395            3,628,560
            Land Securities Group P.L.C.                                                          78,654            1,931,002
            Liberty International P.L.C.                                                         469,345            7,948,434
            London Merchant Securities P.L.C.                                                    358,862            1,374,062
            Marks & Spencer Group P.L.C.                                                       1,197,239            7,507,828
            Mersey Docks & Harbour Co. P.L.C.                                                    115,042            1,963,986
            MFI Furniture Group P.L.C.                                                            66,600              147,555
            Millennium and Copthorne Hotels P.L.C.                                               493,245            3,403,860
            Mitchells & Butlers P.L.C.                                                           630,549            3,645,854
        *   MM02 P.L.C.                                                                        8,760,348           19,150,459
            Pearson P.L.C.                                                                       245,987            2,881,913
            Peninsular & Oriental Steam Navigation P.L.C.                                      1,130,420            6,506,424
            Pennon Group P.L.C.                                                                   58,615              993,265
            Persimmon P.L.C.                                                                     271,811            3,215,321
        *   Pillar Property P.L.C.                                                               131,128            1,766,906
        *   Premier Oil P.L.C.                                                                   119,812            1,281,811
            Quintain Estates & Development P.L.C.                                                 75,000              678,151
            Rio Tinto P.L.C.                                                                      83,136            2,429,211
            RMC Group P.L.C.                                                                     401,000            6,426,693
        *   Rolls Royce Group P.L.C.                                                           2,749,448           13,820,270
            Rolls Royce Group P.L.C.                                                          87,432,446              177,656
            Royal & Sun Alliance Insurance Group P.L.C.                                        5,018,810            7,069,730
            Royal Bank of Scotland Group P.L.C.                                                  219,664            6,750,397
            Sabmiller P.L.C.                                                                     192,609            3,241,389
            Sainsbury (J.) P.L.C.                                                              2,629,334           13,111,209
            Scottish & Newcastle P.L.C.                                                          976,911            8,005,286
            Scottish Power P.L.C.                                                              1,102,159            8,143,727
            Severn Trent P.L.C.                                                                  210,597            3,579,003
            Shire Pharmaceuticals Group P.L.C.                                                   683,427            6,850,230
            Singer & Friedlander Group P.L.C.                                                    253,818            1,360,647
            Slough Estates P.L.C.                                                                706,900            6,514,933
            Smith (David S.) Holdings P.L.C.                                                     547,941            1,559,927
            Somerfield P.L.C.                                                                    738,068            2,153,583
            Stanley Leisure P.L.C.                                                               189,634            1,618,826
            Tate & Lyle P.L.C.                                                                   660,070            6,201,623
            Taylor Woodrow P.L.C.                                                                998,309            4,430,105
        *   The Berkeley Group Holdings P.L.C.                                                   228,802            5,208,890
        *   Thus Group P.L.C.                                                                  1,857,640              506,804
            Trinity Mirror P.L.C.                                                                495,640            5,900,900
            United Utilities P.L.C.                                                              265,595            2,853,278
            Vodafone Group P.L.C.                                                             36,676,526           99,621,935
            Westbury P.L.C.                                                                       27,098              198,280
            Whitbread P.L.C.                                                                     520,965            7,943,848
            Wilson Bowden P.L.C.                                                                 105,900            2,014,911
            Wimpey (George) P.L.C.                                                               446,968            3,047,161
            Wolverhampton & Dudley Breweries P.L.C.                                              107,366            1,877,948
            Woolworths Group P.L.C.                                                            2,125,199            1,807,964
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $395,622,398)                                                                                          537,664,530
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    222,049
                                                                                                           ------------------
   (Cost $218,213)
   TOTAL -- UNITED KINGDOM
     (Cost $395,840,611)                                                                                          537,886,579
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (15.6%)
   COMMON STOCKS -- (15.4%)
        #   Aichi Steel Corp.                                                                    120,000              639,864
            AIOI Insurance Co., Ltd.                                                             928,735            4,099,014
            Aisin Seiki Co., Ltd.                                                                182,500            3,922,135
            Akita Bank, Ltd.                                                                     115,000              450,865
        #   Alpine Electronics, Inc.                                                              36,800              493,856
            Amada Co., Ltd.                                                                      376,000            1,892,739
        #   Anritsu Corp.                                                                         67,000              489,523
            Aoyama Trading Co., Ltd.                                                              47,700            1,177,185
            Asahi Breweries, Ltd.                                                                221,600            2,616,693
            Asatsu-Dk, Inc.                                                                       32,500              948,181
            Autobacs Seven Co., Ltd.                                                              23,700              691,733
            Awa Bank, Ltd.                                                                       196,600            1,196,489
            Bank of Iwate, Ltd.                                                                   15,300              708,959
        #   Bank of Kyoto, Ltd.                                                                  347,400            2,905,585
            Bank of Nagoya, Ltd.                                                                 185,000              954,565
            Canon Sales Co., Inc.                                                                124,900            1,788,562
            Chiba Bank, Ltd.                                                                     941,000            5,972,629
            Chudenko Corp.                                                                        41,100              594,696
            Chugoku Bank, Ltd.                                                                   238,800            2,606,569
            Citizen Watch Co., Ltd.                                                              318,000            2,878,243
            Coca-Cola West Japan Co., Ltd.                                                        58,400            1,453,691
            Comsys Holdings Corp.                                                                 92,000              790,402
            Cosmo Oil Co., Ltd.                                                                  764,000            2,217,655
            Dai Nippon Ink & Chemicals, Inc.                                                     459,000            1,037,281
            Dai Nippon Pharmaceutical Co., Ltd.                                                  106,000            1,019,438
            Dai Nippon Printing Co., Ltd.                                                        784,000           11,698,696
            Daicel Chemical Industries, Ltd.                                                     485,000            2,683,925
            Daido Steel Co., Ltd.                                                                274,000              749,659
            Daishi Bank, Ltd.                                                                    355,000            1,354,819
            Daiwa House Industry Co., Ltd.                                                       663,000            7,115,109
            Denso Corp.                                                                           22,500              537,877
        #   Ebara Corp.                                                                          173,000              769,700
            Ezaki Glico Co., Ltd.                                                                174,600            1,228,722
            Fuji Electric Co., Ltd.                                                              525,780            1,357,224
            Fuji Fire & Marine Insurance Co., Ltd.                                               297,000              967,308
            Fuji Heavy Industries                                                                493,000            2,277,016
            Fuji Oil Co., Ltd.                                                                    55,200              649,009
            Fuji Photo Film Co., Ltd.                                                            563,000           19,770,970
            Fujikura, Ltd.                                                                       241,000            1,080,405
            Fukui Bank, Ltd.                                                                     343,000            1,392,967
        #   Fukuoka Bank, Ltd.                                                                   418,000            2,647,827
            Fukuyama Transporting Co., Ltd.                                                      266,000            1,050,906
            Futaba Corp.                                                                          16,000              374,944
            Futaba Industrial Co., Ltd.                                                           44,100              715,289
            Glory, Ltd.                                                                           46,800              731,875
            Gunma Bank, Ltd.                                                                     323,000            1,689,328
            Gunze, Ltd.                                                                          148,000              645,146

            Hachijuni Bank, Ltd.                                                                 344,000            2,269,157
        *   Hankyu Corp.                                                                         174,000              672,142
            Hanshin Electric Railway Co., Ltd.                                                   216,000              711,083
            Heiwa Corp.                                                                           81,500            1,219,515
            Higo Bank, Ltd.                                                                      308,000            1,941,622
            Hitachi Cable, Ltd.                                                                  236,000              995,854
            Hitachi Maxell, Ltd.                                                                  96,000            1,303,233
            Hitachi Metals, Ltd.                                                                 360,000            2,041,542
            Hitachi, Ltd.                                                                      3,891,000           24,995,057
            Hokkoku Bank, Ltd.                                                                   223,000              989,578
            Hokuetsu Paper Mills, Ltd.                                                           162,000              876,828
            House Foods Corp.                                                                    117,000            1,665,322
            Hyakugo Bank, Ltd.                                                                   258,000            1,475,276
            Hyakujishi Bank, Ltd.                                                                314,000            1,844,631
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                       819,000            1,114,336
        *   Itochu Corp.                                                                         120,000              543,178
            Itoham Foods, Inc.                                                                   132,000              638,519
            Iyo Bank, Ltd.                                                                       204,000            1,488,562
            Japan Airport Terminal Co., Ltd.                                                      33,000              309,897
            Joyo Bank, Ltd.                                                                      545,000            2,549,901
            Juroku Bank, Ltd.                                                                    349,000            1,500,586
            Kagoshima Bank, Ltd.                                                                 132,000              795,400
            Kamigumi Co., Ltd.                                                                   357,000            2,766,866
        #   Kandenko Co., Ltd.                                                                   129,000              683,325
            Katokichi Co., Ltd.                                                                   34,500              650,155
        #   Kawasaki Heavy Industries, Ltd.                                                      910,000            1,369,900
            Kikkoman Corp.                                                                       259,000            2,361,000
            Kinden Corp.                                                                         167,000            1,229,842
            Kirin Brewery Co., Ltd.                                                              752,000            7,200,964
        #   Kissei Pharmaceutical Co., Ltd.                                                       41,000              858,892
            Kobe Steel, Ltd.                                                                   2,632,000            4,005,252
            Koito Manufacturing Co., Ltd.                                                        101,000              832,929
            Kokuyo Co., Ltd.                                                                      81,200              931,741
            Komori Corp.                                                                          47,000              648,548
            Kuraray Co., Ltd.                                                                    332,500            2,736,331
            KYORIN Pharmaceutical Co., Ltd.                                                       52,000              742,348
        #   Makita Corp.                                                                         209,000            3,228,203
            Marubeni Corp.                                                                     1,942,000            5,496,133
            Marui Co., Ltd.                                                                      345,200            4,561,048
            Maruichi Steel Tube, Ltd.                                                            117,000            2,051,704
            Matsushita Electric Industrial Co., Ltd.                                           2,684,135           39,847,476
            Matsushita Electric Works, Ltd.                                                      268,000            2,293,600
            Meiji Seika Kaisha, Ltd. Tokyo                                                       243,000            1,068,514
            Michinoku Bank, Ltd.                                                                  73,000              345,500
            Millea Holdings, Inc.                                                                  1,870           26,342,329
            Mitsubishi Gas Chemical Co., Inc.                                                    305,000            1,442,488
            Mitsubishi Heavy Industries, Ltd.                                                  3,355,000            9,601,127
            Mitsubishi Logistics Corp.                                                           106,000              984,889
            Mitsubishi Materials Corp.                                                           975,000            2,020,966
            Mitsui Chemicals, Inc.                                                               540,800            2,829,991
            Mitsui Engineering and Shipbuilding Co., Ltd.                                        481,000              801,907
            Mitsui Marine & Fire Insurance Co., Ltd.                                           1,564,000           13,746,639
            Mitsumi Electric Co., Ltd.                                                            45,800              505,707
            Mizuho Holdings, Inc.                                                                  1,192            5,173,642

            Morinaga Milk Industry Co., Ltd.                                                     160,000              644,584
            Musashino Bank, Ltd.                                                                  20,000              800,061
            Nagase & Co., Ltd.                                                                    87,000              687,585
            Namco, Ltd.                                                                           11,000              135,028
            Nanto Bank, Ltd.                                                                     317,000            1,532,365
            NGK Insulators, Ltd.                                                                 216,000            1,791,941
            NGK Spark Plug Co., Ltd.                                                             144,000            1,401,487
            Nichicon Corp.                                                                        51,200              633,612
            Nichirei Corp.                                                                       180,000              670,824
        #   Nifco, Inc.                                                                           37,000              567,669
            Nihon Unisys, Ltd.                                                                    69,100              641,335
            Nippon Broadcasting System, Inc.                                                      20,690              978,259
            Nippon Kayaku Co., Ltd.                                                              128,000              699,364
            Nippon Meat Packers, Inc., Osaka                                                     144,000            1,860,776
            Nippon Mitsubishi Oil Corp.                                                        1,871,050           12,279,544
            Nippon Paint Co., Ltd.                                                               167,000              670,721
            Nippon Sheet Glass Co., Ltd.                                                         280,000            1,076,398
        *   Nippon Shinpan Co., Ltd.                                                             191,000              675,452
            Nippon Shokubai Co., Ltd.                                                            163,000            1,338,046
            Nippon Television Network Corp.                                                        9,400            1,358,813
        #   Nishimatsu Construction Co., Ltd.                                                    364,000            1,141,553
            Nishi-Nippon Bank, Ltd.                                                              112,540              485,374
            Nissay Dowa General Insurance Co., Ltd.                                              383,000            1,786,299
            Nisshin Seifun Group, Inc.                                                           148,000            1,622,155
            Nisshin Steel Co., Ltd.                                                              627,000            1,494,189
            Nisshinbo Industries, Inc.                                                           305,000            2,084,653
      # *   Nissho Iwai-Nichmen Holdings Corp.                                                   130,400              547,916
        #   NSK, Ltd.                                                                            319,000            1,481,284
            Obayashi Corp.                                                                       520,000            3,225,959
            Ogaki Kyoritsu Bank, Ltd.                                                             68,000              361,150
            Oji Paper Co., Ltd.                                                                  275,000            1,564,800
            Okumura Corp.                                                                        144,000              793,282
            Onward Kashiyama Co., Ltd.                                                           100,000            1,357,842
            PanaHome Corp.                                                                       106,000              543,820
            Pioneer Electronic Corp.                                                             139,800            2,613,796
            Promise Co., Ltd.                                                                     60,500            4,220,704
            Q.P. Corp.                                                                           109,600              960,526
        #   Rengo Co., Ltd.                                                                      152,000              696,632
        *   Resona Holdings, Inc.                                                              1,873,000            3,307,879
            San In Godo Bank, Ltd.                                                               110,000              882,181
            Sanwa Shutter Corp.                                                                  101,000              563,623
            Sanyo Shinpan Finance Co., Ltd.                                                       19,800            1,273,932
        #   Sapporo Breweries, Ltd.                                                              251,000            1,083,835
            Sapporo Hokuyo Holdings, Inc.                                                            224            1,565,943
            Seino Transportation Co., Ltd.                                                       193,000            1,751,928
            Sekisui Chemical Co., Ltd.                                                           557,000            3,646,982
            Sekisui House, Ltd.                                                                  942,000           10,378,242
            Seventy-seven (77) Bank, Ltd.                                                        241,000            1,567,945
            SFCG Co., Ltd.                                                                         8,010            1,971,516
            Shiga Bank, Ltd.                                                                     272,000            1,484,603
            Shikoku Bank, Ltd.                                                                    72,000              412,853
            Shimachu Co., Ltd.                                                                    36,200              858,825
            Shinko Securities Co., Ltd.                                                          470,000            1,418,171
            Shizuoka Bank, Ltd.                                                                  473,000            4,154,962

            Sumitomo Bakelite Co., Ltd.                                                          105,000              610,069
            Sumitomo Corp.                                                                       471,000            3,964,211
            Sumitomo Electric Industries, Ltd.                                                   472,000            4,934,630
            Sumitomo Forestry Co., Ltd.                                                          139,000            1,217,377
            Sumitomo Metal Industries, Ltd. Osaka                                                592,000              787,024
            Sumitomo Metal Mining Co., Ltd.                                                      313,000            2,340,059
            Sumitomo Osaka Cement Co., Ltd.                                                      269,000              591,633
            Sumitomo Trust & Banking Co., Ltd.                                                    21,000              139,903
            Suzuken Co., Ltd.                                                                     54,000            1,269,287
            Taiheiyo Cement Corp.                                                              1,209,800            3,023,219
            Taisei Corp.                                                                         527,000            2,077,690
            Taiyo Yuden Co., Ltd.                                                                 77,000              782,756
            Takara Standard Co., Ltd.                                                            118,000              696,478
            Takashimaya Co., Ltd.                                                                124,000            1,172,422
            Teijin, Ltd.                                                                         893,000            3,829,691
            Teikoku Oil Co., Ltd.                                                                346,000            1,878,076
            Toda Corp.                                                                           203,000              906,207
            Toho Bank, Ltd.                                                                       97,000              356,918
            Tokai Tokyo Securities Co., Ltd.                                                     155,000              440,169
            Tokuyama Corp.                                                                       248,000            1,417,399
            Tokyo Broadcasting System, Inc.                                                      117,500            1,859,950
            Tokyo Style Co., Ltd.                                                                133,000            1,486,662
            Tokyo Tatemono Co., Ltd.                                                             143,000              920,968
            Toppan Printing Co., Ltd.                                                            441,000            4,576,733
            Toshiba TEC Corp.                                                                    181,000              804,742
            Tostem Inax Holding Corp.                                                            228,000            4,022,909
            Toyo Ink Manufacturing Co., Ltd.                                                     174,000              615,254
            Toyo Seikan Kaisha, Ltd.                                                             287,600            4,687,662
            Toyo Suisan Kaisha, Ltd.                                                              64,000              825,720
            Toyota Auto Body Co., Ltd.                                                            86,000            1,414,103
            Toyota Tsusho Corp.                                                                   79,000            1,188,614
            TV Asahi Corp.                                                                           202              413,308
            UNY Co., Ltd.                                                                        133,000            1,436,923
            Wacoal Corp.                                                                         149,000            1,673,221
            Yamagata Bank, Ltd.                                                                  100,000              468,422
            Yamaguchi Bank, Ltd.                                                                 133,000            1,349,530
            Yamanashi Chuo Bank, Ltd.                                                            119,000              700,781
            Yamatake Corp.                                                                        20,000              210,126
            Yamazaki Baking Co., Ltd.                                                            155,000            1,402,650
            Yokohama Rubber Co., Ltd.                                                            410,000            1,434,541
            York-Benimaru Co., Ltd.                                                               29,300              808,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $443,108,095)                                                                                          464,821,980
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Japanese Yen                                                                                            6,275,105
                                                                                                           ------------------
   (Cost $6,276,971)
   TOTAL -- JAPAN
     (Cost $449,385,066)                                                                                          471,097,085
                                                                                                           ------------------

   FRANCE -- (10.8%)
   COMMON STOCKS -- (10.8%)
            AGF (Assurances Generales de France SA)                                              177,559           12,204,896
            Air France                                                                           192,225            3,639,817
            Air Liquide SA                                                                         9,820            1,671,861
            Arcelor SA                                                                           167,800            3,697,167
            AXA                                                                                1,670,413           39,122,585
            BNP Paribas SA                                                                       902,415           62,745,944
            Bongrain SA                                                                            7,145              484,919
      # *   Business Objects SA                                                                   54,856            1,280,655
        *   Cap Gemini SA                                                                         96,137            3,102,836
      # *   Club Mediterranee SA                                                                   8,962              411,643
            Compagnie de Saint-Gobain                                                            348,170           19,808,301
        #   Compagnie Francaise d'Etudes et de Construction Technip SA                            16,088            2,694,337
            Credit Agricole SA                                                                    27,709              820,511
            Eiffage SA                                                                             6,954              693,811
            Esso SA                                                                                  686              101,897
            Euler-Hermes SA                                                                       10,354              678,291
        *   Eurafrance                                                                            18,000            1,403,840
        #   Faurecia SA                                                                           30,445            2,276,996
        #   Fimalac SA                                                                            46,887            2,125,196
            Generale des Establissements Michelin SA Series B                                    107,620            6,221,184
            Havas SA                                                                             300,744            1,661,907
            Imerys SA                                                                             44,000            3,363,354
            LaFarge SA                                                                           139,696           13,122,402
            LaFarge SA Prime Fidelity                                                             85,542            8,043,508
            Lagardere S.C.A. SA                                                                   10,900              778,878
            Nexans                                                                                 9,618              370,496
            Peugeot SA                                                                           238,144           14,551,758
            Pinault Printemps Redoute SA                                                          67,999            7,065,871
            Rallye SA                                                                             18,020              866,072
        #   Remy Cointreau SA                                                                     56,022            2,073,614
            Renault SA                                                                           207,598           16,996,011
        #   Rexel SA                                                                              10,713              542,322
            SA Des Galeries Lafayette                                                                900              202,478
            Schneider SA                                                                         209,919           14,594,986
            SEB SA Prime Fidelity                                                                  9,900            1,006,552
            Societe BIC SA                                                                        52,288            2,542,068
        #   Societe des Ciments de Francais                                                       35,796            3,142,950
            Societe Generale Paris                                                               293,528           28,347,570
            Sodexho Alliance SA                                                                   14,126              429,816
            Suez (ex Suez Lyonnaise des Eaux)                                                    701,284           16,488,080
            Thomson Multimedia                                                                   179,505            4,311,546
        #   Unibail SA                                                                            34,832            4,955,962
            Valeo SA                                                                              73,528            2,911,246
            Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                     4,504              622,748
        *   Vivendi Universal SA                                                                 403,364           11,886,532
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $220,711,106)                                                                                          326,065,414
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          16,500               18,421
        *   Rallye SA Series B Warrants 11/30/05                                                  18,020                2,383
                                                                                                           ------------------

   TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                                    20,804
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $220,739,693)                                                                                          326,086,218
                                                                                                           ------------------

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Rekapacific Berhad
   (Cost $1,085,853)                                                                             691,000                    0
                                                                                                           ------------------

   GERMANY -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Aachener und Muenchener Beteiligungs AG                                               33,828            2,556,439
            Allianz AG                                                                            11,053            1,381,828
            BASF AG                                                                              386,050           26,064,201
            Bayer AG                                                                             498,853           15,829,617
            Bayerische Motorenwerke AG                                                            23,035              976,317
        *   Bayerische Vereinsbank AG                                                            573,132           12,777,641
            BHW Holding AG                                                                        10,667              144,370
            Bilfinger & Berger Bau AG                                                             23,702              887,947
        *   Commerzbank AG                                                                       408,050            8,157,135
            DaimlerChrysler AG                                                                 1,037,459           46,429,283
            Deutsche Bank AG                                                                     589,811           49,954,035
            E.ON AG                                                                               12,593            1,060,464
            Fraport AG                                                                            68,708            2,676,797
            Fresenius Medical Care AG                                                             27,600            2,160,307
        *   Heidelberger Druckmaschinen AG                                                        46,167            1,578,133
            Heidelberger Zement AG                                                                70,373            3,993,505
            Hochtief AG                                                                           56,150            1,667,607
        *   Hypo Real Estate Holding AG                                                           84,277            3,263,856
            IVG Immobilien AG                                                                     30,276              460,689
            Karstadt Quelle AG                                                                    12,500              128,405
            Linde AG                                                                              77,043            4,733,669
            Merck KGAA                                                                            36,000            2,072,910
        *   MG Technologies AG                                                                   150,773            1,780,689
        #   Preussag AG                                                                          131,223            2,925,027
            Salzgitter AG                                                                         13,041              263,659
            SCA Hygiene Products AG                                                                3,550            1,366,619
            ThyssenKrupp AG                                                                      325,691            7,076,828
            Vattenfall Europe AG                                                                  94,898            3,658,597
            Volkswagen AG                                                                        202,446            9,107,320
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $180,557,681)                                                                                          215,133,894
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Karstadt Quelle AG Rights 12/09/04                                                    12,500               29,737
                                                                                                           ------------------
   (Cost $70,225)
   TOTAL -- GERMANY
     (Cost $180,627,906)                                                                                          215,163,631
                                                                                                           ------------------

   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Baloise-Holding                                                                      214,760            9,027,920
            Bank Sarasin & Cie Series B, Basel                                                       180              299,479
            Banque Cantonale Vaudoise                                                             12,608            1,946,224
            Berner Kantonalbank                                                                   23,400            3,325,566
        *   Ciba Spezialitaetenchemie Holding AG                                                  81,000            5,862,257
            Cie Financiere Richemont AG Series A                                               1,251,000           38,073,212
            Clariant AG                                                                           19,200              298,870
        *   Credit Swisse Group                                                                  806,195           31,473,228
        *   Fischer (Georg) AG, Schaffhausen                                                       1,280              330,452
        #   Givaudan SA                                                                            5,792            3,828,374
            Helvetia Patria Holding                                                                7,696            1,072,659
            Holcim, Ltd.                                                                         199,770           11,440,948
            Jelmoli Holding AG                                                                       500              690,230
            Luzerner Kantonalbank AG                                                              14,627            2,681,791
            Pargesa Holding SA, Geneve                                                             1,935            6,538,318
            PSP Swiss Property AG                                                                109,600            4,681,675
            Rieters Holdings AG                                                                    7,860            2,284,323
            Sig Holding AG                                                                        44,130            9,945,721
        *   Sika Finanz AG, Baar                                                                   3,828            2,261,329
        #   St. Galler Kantonalbank                                                               14,319            3,512,490
        *   Swiss Life AG                                                                        132,137           17,356,050
            Swiss Reinsurance Co., Zurich                                                         82,700            5,524,052
        *   Syngenta AG                                                                          165,100           17,492,792
        #   Unaxis Holding AG                                                                     45,400            4,796,859
        *   Valiant Holding AG                                                                    39,295            3,566,334
            Valora Holding AG                                                                     12,170            2,949,565
        *   Zurich Financial SVCS AG                                                             152,206           23,419,596
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $148,683,401)                                                                                          214,680,314
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                8,116               90,582
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $148,683,401)                                                                                          214,770,896
                                                                                                           ------------------

   AUSTRALIA -- (6.4%)
   COMMON STOCKS -- (6.2%)
            Amcor, Ltd.                                                                          862,273            4,942,349
            AMP, Ltd.                                                                          1,026,661            5,453,050
        #   Ansell, Ltd.                                                                         303,463            2,151,028
            APN News & Media, Ltd.                                                               495,309            1,910,807
            Australand Property Group                                                            292,716              411,887
            AWB, Ltd.                                                                            356,256            1,309,632

            AXA Asia Pacific Holdings, Ltd.                                                    2,837,724            8,777,105
        #   Bluescope Steel, Ltd.                                                              1,252,100            8,134,416
            Boral, Ltd.                                                                          919,617            4,895,282
            Caltex Australia, Ltd.                                                               440,369            3,121,553
            Commonwealth Bank of Australia                                                     1,251,077           30,387,664
            CSR, Ltd.                                                                          1,514,337            3,010,727
            Downer Group, Ltd.                                                                   223,115              772,283
            Futuris Corp., Ltd.                                                                  458,719              748,533
            Insurance Australiz Group, Ltd.                                                    1,466,691            6,613,074
            Lend Lease Corp., Ltd.                                                               568,460            5,344,330
            Lion Nathan, Ltd.                                                                    871,345            5,354,657
            Mayne Group, Ltd.                                                                  1,301,416            4,286,592
        #   Mirvac, Ltd.                                                                       1,185,081            4,330,046
            National Australia Bank, Ltd.                                                      1,252,892           27,239,746
            Onesteel, Ltd.                                                                       446,887              852,312
            Orica, Ltd.                                                                          358,303            5,418,336
            Origin Energy, Ltd.                                                                  694,412            3,776,075
            Paperlinx, Ltd.                                                                      727,704            2,614,992
            Publishing and Broadcasting, Ltd.                                                    405,482            4,895,936
            Quantas Airways, Ltd.                                                              3,393,231            9,378,667
            Rinker Group, Ltd.                                                                 1,155,484            8,572,213
            Santos, Ltd.                                                                         953,246            6,529,804
        #   Seven Network, Ltd.                                                                  383,865            1,866,988
        *   Southcorp, Ltd.                                                                    1,146,542            3,232,560
            Stockland Trust Group                                                                 22,084              100,390
        *   Stockland Trust Group                                                                    783                3,548
            WMC Resources, Ltd.                                                                1,821,249           10,096,940
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $123,337,406)                                                                                          186,533,522
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Australian Dollar                                                                                       6,012,695
                                                                                                           ------------------
   (Cost $6,108,819)
   TOTAL -- AUSTRALIA
     (Cost $129,446,225)                                                                                          192,546,217
                                                                                                           ------------------

   SPAIN -- (4.9%)
   COMMON STOCKS -- (4.9%)
        #   Acerinox SA                                                                          261,360            3,836,009
            Arcelor SA                                                                            30,000              662,119
            Autopistas Concesionaria Espanola SA                                                 496,408           10,306,237
            Banco de Andalucia                                                                       900               84,421
            Banco de Sabadell SA                                                                 154,021            3,458,030
        #   Banco Pastor SA                                                                       59,400            1,939,044
        #   Banco Santander Central Hispanoamerica SA                                          2,754,687           33,045,586
            Cementos Portland SA                                                                  21,016            1,175,481
            Corporacion Mapfre Compania Internacional de Reaseguros SA                           146,555            2,057,465
            Ebro Puleva SA                                                                       120,322            1,549,160
            Endesa SA, Madrid                                                                  1,136,646           24,487,412
            Gas Natural SA, Buenos Aires                                                         121,385            3,474,711
        #   Iberdrola SA                                                                         535,000           12,597,452

            Iberia Lineas Aereas de Espana SA                                                    617,500            2,013,474
            Inmobiliaria Colonial SA ICSA                                                         32,300            1,243,490
        #   Inmobiliaria Urbis SA                                                                 96,328            1,325,041
        #   Metrovacesa SA                                                                        69,066            3,290,079
            Repsol SA                                                                          1,289,224           31,413,737
            Sociedad General de Aguas de Barcelona SA                                            119,484            2,236,550
        #   Sol Melia SA                                                                         157,217            1,474,608
            Union Fenosa SA                                                                      230,000            5,925,764
            Vallehermoso SA                                                                       46,125              705,967
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $99,497,069)                                                                                           148,301,837
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                            119,484               22,232
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $99,497,069)                                                                                           148,324,069
                                                                                                           ------------------

   NETHERLANDS -- (4.2%)
   COMMON STOCKS -- (4.2%)
            ABN AMRO Holding NV                                                                   48,226            1,184,128
            Aegon NV                                                                           1,335,528           16,512,414
            Buhrmann NV                                                                           94,439              843,671
            DSM NV                                                                                99,492            5,992,654
            Hunter Douglas NV                                                                     94,242            4,750,608
            IHC Caland NV                                                                         21,931            1,341,229
            ING Groep NV                                                                       1,856,950           50,968,074
        *   Koninklijke Ahold NV                                                                 713,522            5,243,102
            Koninklijke KPN NV                                                                   778,922            6,757,700
            Koninklijke Nedlloyd NV                                                               12,142              616,114
            Koninklijke Philips Electronics NV                                                   780,482           20,113,730
            NV Holdingsmij de Telegraaf                                                            6,800              161,860
            Oce NV                                                                                60,734              907,927
        *   Versatel Telecom International NV                                                    323,150              858,891
            VNU NV                                                                               380,388           11,476,796
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $89,713,830)                                                                                           127,728,898
                                                                                                           ------------------

   SWEDEN -- (3.7%)
   COMMON STOCKS -- (3.6%)
      # *   Ainax AB                                                                              40,366            1,601,623
            Carbo AB                                                                               2,900               79,805
            Castellum AB                                                                           4,100              142,427
            Electrolux AB Series B                                                               168,300            3,703,241
            Gambro AB Series A                                                                   555,400            7,197,790
            Gambro AB Series B                                                                   216,300            2,715,309
            Holmen AB Series A                                                                     6,300              233,677
            Holmen AB Series B                                                                   155,700            5,437,892

            NCC AB Series B                                                                       59,700              753,603
            Nordic Baltic Holdings AB                                                          1,843,100           18,092,336
            Skandinaviska Enskilda Banken Series A                                               196,000            3,730,512
            Skandinaviska Enskilda Banken Series C                                                 9,800              181,344
            SSAB Swedish Steel Series A                                                          180,800            4,361,398
            SSAB Swedish Steel Series B                                                           60,500            1,433,272
            Svenska Cellulosa AB Series A                                                         19,000              794,428
            Svenska Cellulosa AB Series B                                                        221,100            9,214,003
            Svenska Kullagerfabriken AB Series A                                                  22,650              965,142
            Svenska Kullagerfabriken AB Series B                                                  29,700            1,262,280
            Telia AB                                                                           1,875,000           11,425,027
            Trelleborg AB Series B                                                               160,600            2,658,989
            Volvo AB Series A                                                                    243,200            9,574,994
            Volvo AB Series B                                                                    443,400           18,072,158
            Whilborg Fastigheter AB Class B                                                      173,980            3,457,233
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $70,971,563)                                                                                           107,088,483
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Swedish Krona                                                                                           3,698,511
                                                                                                           ------------------
   (Cost $3,705,806)
   TOTAL -- SWEDEN
     (Cost $74,677,369)                                                                                           110,786,994
                                                                                                           ------------------

   HONG KONG -- (3.2%)
   COMMON STOCKS -- (3.2%)
            Cheung Kong Holdings, Ltd.                                                         1,648,000           15,846,285
            China Overseas Land & Investment, Ltd.                                             1,864,000              442,873
            China Travel International Investment, Ltd.                                          680,000              205,117
            Great Eagle Holdings, Ltd.                                                           175,987              418,358
            Hang Lung Development Co., Ltd.                                                    2,518,000            4,721,136
            Henderson Land Development Co., Ltd.                                                 123,000              638,612
            Hong Kong and Shanghai Hotels, Ltd.                                                  372,000              348,818
            Hopewell Holdings, Ltd.                                                            1,455,000            3,771,769
            Hutchison Whampoa, Ltd.                                                            2,319,000           20,660,149
            Hysan Development Co., Ltd.                                                        2,157,039            4,377,561
            Kerry Properties, Ltd.                                                             2,312,291            4,951,737
            New Asia Realty & Trust Co., Ltd.                                                    140,000               66,640
            New World Development Co., Ltd.                                                    2,625,649            2,946,084
        #   Shanghai Industrial Holdings, Ltd.                                                 1,094,000            2,203,508
        #   Shangri-La Asia, Ltd.                                                              4,190,734            5,359,848
        #   Shun Tak Holdings, Ltd.                                                              134,000              135,857
        #   Sino Land Co., Ltd.                                                                8,041,407            7,689,791
            Tsim Sha Tsui Properties, Ltd.                                                       472,000              661,501
            Wharf Holdings, Ltd.                                                               3,619,214           12,871,190
            Wheelock and Co., Ltd.                                                             3,940,000            6,508,047
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,052,663)                                                                                            94,824,881
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                         203,239
                                                                                                           ------------------
   (Cost $203,299)

   RIGHTS/WARRANTS -- (0.0%)
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        136,000               13,292
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $77,255,962)                                                                                            95,041,412
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   Alitalia Linee Aeree Italiane SpA Series A                                         6,690,000            2,295,497
        *   Banca Antoniana Popolare Veneta SpA                                                   83,000            1,985,205
            Banca Monte Dei Paschi di Siena SpA                                                1,623,479            5,306,690
      # *   Banca Nazionale del Lavoro SpA                                                     2,230,687            5,457,494
        #   Banca Popolare di Lodi Scarl                                                         437,995            4,889,598
            Banca Popolare di Milano                                                             665,400            5,414,145
            Benetton Group SpA                                                                   181,249            2,179,239
        #   Buzzi Unicem SpA                                                                      67,793              950,378
            Caltagirone Editore SpA                                                              222,304            1,889,830
            Capitalia SpA                                                                      2,910,876           11,419,773
            CIR SpA (Cie Industriale Riunite), Torino                                            500,000            1,253,920
        #   Compagnia Assicuratrice Unipol SpA                                                   452,120            2,000,977
      # *   Edison SpA                                                                         1,390,717            2,856,235
            Erg SpA                                                                              197,993            2,203,693
      # *   Fiat SpA                                                                           1,054,970            7,814,046
            Italcementi SpA                                                                      444,060            6,715,735
            Italmobiliare SpA, Milano                                                             33,664            1,949,937
            Manifattura Lane Gaetano Marzotto & Figli SpA                                          5,573               99,295
            Milano Assicurazioni SpA                                                             182,000              917,096
            Pirelli & Co. SpA                                                                  1,486,658            1,891,787
        #   SAI SpA (Sta Assicuratrice Industriale), Torino                                      167,605            4,076,989
            San Paolo-IMI SpA                                                                    121,701            1,670,468
            Societe Cattolica di Assicurazoni Scarl SpA                                            8,800              387,448
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,926,723)                                                                                            75,625,475
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Fiat SpA Warrants 01/31/07                                                            51,693                8,224
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ITALY
     (Cost $69,926,723)                                                                                            75,633,699
                                                                                                           ------------------

   IRELAND -- (1.6%)
   COMMON STOCKS -- (1.6%)
            Allied Irish Banks P.L.C.                                                            144,188            2,798,692
            Bank of Ireland P.L.C.                                                                99,637            1,518,985
            CRH P.L.C.                                                                           545,646           13,761,010
        *   Elan Corp. P.L.C.                                                                    690,634           17,993,169

            Irish Permanent P.L.C.                                                               650,175           11,241,742
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $26,709,697)                                                                                            47,313,598
                                                                                                           ------------------

   FINLAND -- (1.5%)
   COMMON STOCKS -- (1.5%)
            Huhtamaki Van Leer Oyj                                                                 2,300               33,653
      # *   Kemira GrowHow Oyj                                                                    21,542              157,467
            Kemira Oyj                                                                           101,377            1,403,187
            Kesko Oyj                                                                            157,000            3,651,209
            Metso Oyj                                                                            219,166            3,509,431
            M-real Oyj Series B                                                                  253,400            1,651,678
            Okobank Class A                                                                       65,000              903,664
            Outokumpu Oyj Series A                                                               351,300            6,533,481
            Rautaruukki Oyj Series K                                                              12,900              155,654
            Stora Enso Oyj Series R                                                              766,900           12,227,695
            Upm-Kymmene Oyj                                                                      539,400           12,165,996
        #   Wartsila Corp. Oyj Series B                                                           39,600            1,374,564
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $31,526,494)                                                                                            43,767,679
                                                                                                           ------------------

   BELGIUM -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Ackermans & Van Haaren SA                                                              4,187              142,184
            Algemene Mij Voor Nijverheidskredit Almanij                                           94,286            8,460,761
            Banque Nationale de Belgique                                                           1,049            4,441,149
            Bekaert SA                                                                             2,787              218,038
            Cofinimmo SA                                                                           1,108              177,423
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                109,966            8,509,068
            Dexia SA                                                                             191,251            4,080,385
            D'Ieteren SA                                                                             431               81,571
            Groupe Bruxelles Lambert                                                              55,500            4,336,610
        *   ING Bank Belgium NV                                                                      128                    4
            Nationale a Portefeuille                                                               4,029              763,223
            Sofina SA                                                                             10,500              694,874
            Suez (ex Suez Lyonnaise des Eaux)                                                     95,400            2,239,088
            Tessenderlo Chemie                                                                    31,155            1,298,467
            Union Miniere SA                                                                      70,740            6,405,311
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,690,265)                                                                                            41,848,156
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Umicore-Strip VVPR Rights                                                              2,009                  265
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $26,690,265)                                                                                            41,848,421
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   DENMARK -- (1.2%)
   COMMON STOCKS -- (1.2%)
            Carlsberg A.S. Series B                                                               32,525            1,517,604
            Codan A.S.                                                                            57,000            2,919,597
            Danisco A.S.                                                                          56,130            3,423,707
            Danske Bank A.S.                                                                     395,753           11,832,330
      # *   Jyske Bank A.S.                                                                       82,000            2,945,370
            Nordea AB                                                                            475,918            4,667,916
            Rockwool, Ltd.                                                                        31,200            1,502,307
            Sydbank A.S.                                                                           7,120            1,351,873
            Tele Danmark A.S.                                                                    179,750            7,369,301
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,184,424)                                                                                            37,530,005
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                  527
                                                                                                           ------------------
   (Cost $506)
   TOTAL -- DENMARK
     (Cost $23,184,930)                                                                                            37,530,532
                                                                                                           ------------------

   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
            DBS Group Holdings, Ltd.                                                             672,000            6,477,280
            Fraser & Neave, Ltd.                                                                 756,290            6,733,037
            Keppel Corp., Ltd.                                                                   570,000            2,797,082
        #   Neptune Orient Lines, Ltd.                                                           801,000            1,440,753
            Overseas Chinese Banking Corp., Ltd.                                                  94,000              768,699
            Sembcorp Industries, Ltd.                                                          1,700,000            1,505,050
            Singapore Airlines, Ltd.                                                           1,258,000            8,361,262
            Singapore Land, Ltd.                                                                 813,000            2,221,984
            United Overseas Bank, Ltd.                                                            66,000              547,881
            United Overseas Land, Ltd.                                                         1,734,000            2,458,662
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,461,854)                                                                                            33,311,690
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                       1,127,329
                                                                                                           ------------------
   (Cost $1,126,620)
   TOTAL -- SINGAPORE
     (Cost $27,588,474)                                                                                            34,439,019
                                                                                                           ------------------

   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
            Den Norske Bank ASA Series A                                                         759,794            7,170,633
            Norsk Hydro ASA                                                                      200,940           16,466,917
            Norske Skogindustrier ASA Series A                                                   247,500            5,265,472

            Storebrand ASA                                                                       355,300            3,163,737
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,217,193)                                                                                            32,066,759
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                           524,680
                                                                                                           ------------------
   (Cost $525,947)
   TOTAL -- NORWAY
     (Cost $23,743,140)                                                                                            32,591,439
                                                                                                           ------------------

   AUSTRIA -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Bank Austria Creditanstalt AG                                                         45,184            3,847,276
            Bohler Uddeholm AG                                                                     6,402              758,788
            OMV AG                                                                                11,385            3,007,395
        #   Voestalpine AG                                                                        62,211            4,450,174
            Wienerberger AG                                                                       16,123              717,244
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $7,462,154)                                                                                             12,780,877
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                       1,428,405            3,572,420
            Banco Espirito Santo e Comercial de Lisboa                                            86,280            1,526,668
            BPI SGPS SA                                                                          477,999            1,946,299
        #   Cimpor Cimentos de Portugal SA                                                       503,265            2,792,308
            Portucel-Empresa Produtora de Pasta de Papel SA                                    1,442,478            2,938,854
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $10,531,651)                                                                                            12,776,549
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Agricultural Bank of Greece S.A.                                                     123,600            1,011,961
            Alpha Credit Bank                                                                     35,040            1,100,861
            Bank of Greece                                                                         8,520            1,077,870
            Bank of Piraeus S.A.                                                                   4,600               72,272
            Commercial Bank of Greece                                                             44,760            1,364,782
            EFG Eurobank Ergasias S.A.                                                            60,097            1,751,263
            Hellenic Petroleum S.A.                                                              159,140            1,666,698
            Hellenic Tellecommunication Organization Co. S.A.                                    140,460            2,309,191
            National Bank of Greece                                                               20,176              622,832
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $7,215,408)                                                                                             10,977,730
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  99,828              555,368
            Carter Holt Harvey, Ltd.                                                           1,955,577            3,108,333
            Fletcher Building, Ltd.                                                              440,315            1,942,870
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,198,478)                                                                                              5,606,571
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                        624,922
                                                                                                           ------------------
   (Cost $624,200)
   TOTAL -- NEW ZEALAND
     (Cost $4,822,678)                                                                                              6,231,493
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.2%)
   INVESTMENT IN CURRENCY -- (0.2%)
        *   Euro Currency                                                                                           5,870,958
                                                                                                           ------------------
   (Cost $5,800,001)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (7.1%)
            Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
              (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from
              05/15/05 to 02/15/16, valued at $183,600,001) to be repurchased at
              $180,009,800 (Cost $180,000,000) ^                                                 180,000          180,000,000
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07, valued at
              $33,384,773) to be repurchased at $32,928,720 (Cost $32,927,000)                    32,927           32,927,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $212,927,000)                                                                                          212,927,000
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
  (Cost $2,345,081,600)++                                                                                  $    3,014,120,993
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 JAPAN -- (77.5%)
 COMMON STOCKS -- (76.7%)
 * A&A Material Corp.                                                            123,000   $       170,730
 * ABILIT Corp.                                                                   22,000           192,119
 # Achilles Corp.                                                                549,000           920,852
   Aderans Co., Ltd.                                                              72,850         1,603,895
   Advan Co., Ltd.                                                                48,700           595,887
   ADVANEX, Inc.                                                                  78,000           308,808
*# Aeon Fantasy Co., Ltd.                                                         21,000           493,120
 * Ahjikan Co., Ltd.                                                              10,500            81,945
 # Ahresty Corp.                                                                  28,300           351,478
   Aica Kogyo Co., Ltd.                                                          111,000         1,281,041
   Aichi Bank, Ltd.                                                               19,000         1,479,008
   Aichi Corp.                                                                   136,000           590,910
 * Aichi Machine Industry Co., Ltd.                                              153,000           522,188
 # Aichi Steel Corp.                                                              68,000           362,590
   Aichi Tokei Denki Co., Ltd.                                                    67,000           195,785
   Aida Engineering, Ltd.                                                        113,000           468,119
   Aigan Co., Ltd.                                                                33,500           290,783
   Aiphone Co., Ltd.                                                              35,600           618,452
   Airport Facilities Co., Ltd.                                                   92,970           486,606
   Airtech Japan, Ltd.                                                            12,100           103,253
   Aisan Industry Co., Ltd.                                                       90,900           825,577
 * Akai Electric Co., Ltd.                                                       363,000             3,531
   Akebono Brake Industry Co., Ltd.                                              166,000           821,612
   Akita Bank, Ltd.                                                              363,000         1,423,164
 # Allied Telesis KK                                                             130,700           274,687
   Aloka Co., Ltd.                                                                49,000           317,688
   Alpha Systems, Inc.                                                            19,600           339,384
 # Alpine Electronics, Inc.                                                      108,500         1,456,070
 # Alps Logistics Co., Ltd.                                                       24,000           539,400
   Altech Co., Ltd.                                                               14,000            62,569
 * Altech Corp.                                                                   12,750           169,242
 # Amano Corp.                                                                   154,000         1,402,316
   Amatsuji Steel Ball Manufacturing Co.,
     Ltd.                                                                         42,000           428,030
   Ando Corp.                                                                    140,000           349,099
   Anest Iwata Corp.                                                              74,000           201,628
 # Anrakutei Co., Ltd.                                                            30,000           207,591
 # Anritsu Corp.                                                                 170,000         1,242,072
 * AOC Holdings, Inc.                                                            111,100         1,375,848
   AOI Advertising Promotion, Inc.                                                21,000           155,822
   AOI Electronics Co., Ltd.                                                      19,300           282,955
   Aoki International Co., Ltd.                                                   87,400         1,101,488
   Aomori Bank, Ltd.                                                             342,000         1,378,461
 * Apic Yamada Corp.                                                              20,000            72,196
*# Arai-Gumi, Ltd.                                                                34,450            64,811
   Arakawa Chemical Industries, Ltd.                                              28,500           377,157
   Araya Industrial Co., Ltd.                                                     84,000           192,486
 * Argo 21 Corp.                                                                  13,200            93,426
   Ariake Japan Co., Ltd.                                                         26,000           628,879
   Aronkasei Co., Ltd.                                                            66,000           310,560
 # As One Corp.                                                                   24,500           709,550
   Asahi Denka Kogyo KK                                                          169,000         1,628,994
   Asahi Diamond Industrial Co., Ltd.                                            133,000           720,483
   Asahi Kogyosha Co., Ltd.                                                       48,000           157,598
   Asahi Organic Chemicals Industry Co.,
     Ltd.                                                                        179,000           546,173
 # Asahi Pretec Corp.                                                             36,400   $       447,947
 * Asahi Soft Drinks Co., Ltd.                                                    98,500           822,675
 * Asahi Tec Corp.                                                                86,000           184,606
*# Asahi Techno Glass Corp.                                                       95,000           331,134
   Asanuma Corp.                                                                 123,000           235,199
   Ashimori Industry Co., Ltd.                                                    84,000           205,280
   Asia Air Survey Co., Ltd.                                                      17,000            39,278
   Asia Securities Printing Co., Ltd.                                             29,000           250,227
   Asics Corp.                                                                   392,000         1,254,068
   Asics Trading Co., Ltd.                                                        12,000           157,026
   Asti Corp.                                                                      8,000            67,305
 # Asunaro Construction, Ltd.                                                     90,000           592,392
   Ataka Constuction & Engineering Co.,
     Ltd.                                                                         38,000           135,783
   Atom Corp.                                                                     16,600           160,640
 # Atsugi Co., Ltd.                                                              361,000           454,404
   Aucnet, Inc.                                                                   15,000           283,981
   Autoseven Co., Inc.                                                             7,600            66,474
 # Avex, Inc.                                                                     73,300           769,910
 * Azel Corp., Tokyo                                                              89,000           104,723
   Bando Chemical Industries, Ltd.                                               213,000           858,368
   Bank of Okinawa, Ltd.                                                          36,900           900,969
   Bank of Saga, Ltd.                                                            320,000         1,157,749
   Bank of the Ryukyus, Ltd.                                                      54,080           986,791
   Banpresto Co., Ltd.                                                            17,100           246,341
 * Belluna Co., Ltd.                                                              35,100         1,211,986
 # Best Denki Co., Ltd.                                                          231,000           938,859
   Biken Techno Corp.                                                              4,200            29,937
 # BSL Corp.                                                                     270,950           520,578
   Bull Dog Sauce Co., Ltd.                                                       30,000           350,850
   Bunka Shutter Co., Ltd.                                                       134,000           624,324
   Cabin Co., Ltd.                                                                67,000           219,527
   CAC Corp.                                                                      31,100           237,090
 # Calpis Co., Ltd.                                                              147,000           957,937
   Canon Electronics, Inc.                                                        50,000         1,076,793
 # Canon Finetech, Inc.                                                           78,070         1,251,914
 # Capcom Co., Ltd.                                                              105,500         1,001,297
 * Catena Corp.                                                                   46,000           106,977
 * Cats, Inc.                                                                     15,400               449
 # Cecile Co., Ltd.                                                               74,200           995,927
   Central Finance Co., Ltd.                                                     180,000           625,600
 # Central Security Patrols Co., Ltd.                                             31,400           257,719
   CFS Corp.                                                                      47,500           268,690
 * Chiba Kogyo Bank, Ltd.                                                         91,700           537,868
   Chino Corp.                                                                    70,000           218,392
   Chiyoda Co., Ltd.                                                              76,600         1,142,112
   Chofu Seisakusho Co., Ltd.                                                     54,500           989,984
*# Chori Co., Ltd.                                                               305,000           474,918
 # Chuetsu Pulp and Paper Co., Ltd.                                              199,000           500,499
 * Chugai Mining Co., Ltd.                                                       188,600           115,538
   Chugai Ro Co., Ltd.                                                           168,000           369,806
 # Chugoku Marine Paints, Ltd.                                                   124,000           698,194
 # Chugokukogyo Co., Ltd.                                                         45,000           134,437
   Chukyo Bank, Ltd.                                                             412,000         1,472,841
   Chuo Denki Kogyo Co., Ltd.                                                     42,000           237,613
   Chuo Gyorui Co., Ltd.                                                          61,000           114,375
   Chuo Spring Co., Ltd., Nagoya                                                 103,000           414,148
   Chuo Woollen Mills, Ltd.                                                       24,000            86,669

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 CKD Corp.                                                                       113,000   $       664,912
*# Clarion Co., Ltd.                                                             587,000         1,394,571
   Cleanup Corp.                                                                  75,000           681,545
 # CMK Corp.                                                                      96,000         1,186,294
   Coca-Cola Central Japan Co., Ltd.                                                 166         1,259,116
   Colowide Co., Ltd.                                                             29,000           314,240
*# Columbia Music Entertainment, Inc.                                            260,000           247,056
   Commuture Corp.                                                                71,202           577,731
   Computer Engineering & Consulting,
     Ltd.                                                                         29,800           295,210
*# Co-Op Chemical Co., Ltd.                                                       80,000           110,014
*# Copal Co., Ltd.                                                                21,600           321,747
 * Core Corp.                                                                     10,100           187,034
   Corona Corp.                                                                   53,500           856,982
 # Cosel Co., Ltd.                                                                35,900           851,634
*# Cosmo Securities Co., Ltd.                                                    789,000         1,428,084
   Create Medic Co., Ltd.                                                         11,000            90,951
   Credia Co., Ltd.                                                               14,000           272,533
   Cresco, Ltd.                                                                   11,600           121,578
   CTI Engineering Co., Ltd.                                                      19,000           124,327
 # Culture Convenience Club Co., Ltd.                                             91,700         1,146,666
   CVS Bay Area, Inc.                                                             30,000            88,187
*# Cybozu, Inc.                                                                       41            47,865
*# Cybozu, Inc.                                                                       82            95,724
*# D&M Holdings, Inc.                                                            134,000           365,710
 # Dai Nippon Toryo, Ltd.                                                        229,000           346,772
   Daibiru Corp.                                                                  89,000           608,585
   Dai-Dan Co., Ltd.                                                              74,000           456,345
   Daido Kogyo Co., Ltd.                                                          60,000           124,908
 # Daidoh, Ltd.                                                                   61,000           627,874
*# Daiei, Inc.                                                                   249,500           495,796
   Daifuku Co., Ltd.                                                             209,000         1,235,897
   Daihen Corp.                                                                  215,000           422,743
   Daiho Corp.                                                                    96,000           205,018
   Dai-Ichi Jitsugyo Co., Ltd.                                                    94,000           271,845
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                               47,000           141,332
 # Daiken Corp.                                                                  242,000           980,149
   Daiki Co., Ltd.                                                                41,300           439,366
   Daiko Clearing Services Corp.                                                  25,000           175,135
   Daikoku Denki Co., Ltd.                                                        26,600           610,222
*# Daikyo, Inc.                                                                  444,000           719,481
   Daimei Telecom Engineering Corp.                                               74,000           518,249
   Dainichi Co., Ltd.                                                             27,200           157,885
   Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                                     163,000           730,598
 # Dainippon Shigyo Co., Ltd.                                                     25,000           119,017
   Daisan Bank, Ltd.                                                             337,000         1,313,494
 # Daiseki Co., Ltd.                                                              38,600           671,768
 # Daiso Co., Ltd.                                                               155,000           429,093
 * Daisue Construction Co., Ltd.                                                 151,500           167,307
   Daisyo Corp.                                                                   38,300           415,245
 * Daito Woolen Spinning & Weaving Co.,
     Ltd., Tokyo                                                                  42,000            46,895
   Daiwa Industries, Ltd.                                                         82,000           257,991
   Daiwa Kosho Lease Co., Ltd.                                                   249,000         1,326,061
 * Daiwa Seiko, Inc.                                                             145,000           185,863
   Daiwabo Co., Ltd.                                                             217,000           300,992
   Daiwabo Information System Co.,
     Ltd.                                                                         27,000           322,282
   Danto Corp.                                                                    42,000           184,851
   DC Co., Ltd.                                                                   33,000            85,245
 # Denki Kogyo Co., Ltd.                                                         132,000   $       673,306
   Denny's Japan Co., Ltd.                                                        51,000           910,985
   Densei-Lambda KK                                                               34,584           262,743
   Denyo Co., Ltd.                                                                47,000           327,739
 # Descente, Ltd.                                                                140,000           503,788
 * Dia Kensetsu Co., Ltd.                                                        141,200           176,460
 * Diamond City Co., Ltd.                                                          4,050           104,822
   Diamond Computer Service Co., Ltd.                                             37,700           479,673
 * Dijet Industrial Co., Ltd.                                                     34,000            72,097
   DMW Corp.                                                                       1,600            68,863
   Doshisha Co., Ltd.                                                             22,900           667,419
 # Doutor Coffee Co., Ltd.                                                        38,800           734,133
   DTS Corp.                                                                      21,200           484,982
 * DyDo Drinco, Inc.                                                              30,100           918,183
 * Dynic Corp.                                                                    66,000           256,396
   Eagle Industry Co., Ltd.                                                       78,000           463,363
   Echo Trading Co., Ltd.                                                          4,000            51,530
 * Econach Co., Ltd.                                                              26,000            14,150
 # Edion Corp.                                                                   144,216         1,290,220
   Ehime Bank, Ltd.                                                              274,000           855,187
 # Eighteenth Bank, Ltd.                                                         322,000         1,413,848
   Eiken Chemical Co., Ltd.                                                       54,000           629,604
   Eikoh, Inc.                                                                    12,100            98,799
   Eizo Nanao Corp.                                                               40,600         1,014,287
   Elna Co., Ltd.                                                                 34,000            79,155
   Enplas Corp.                                                                   38,400         1,063,907
*# Enshu, Ltd.                                                                    69,000           134,538
   Ensuiko Sugar Refining Co., Ltd.                                               51,000           103,308
   Exedy Corp.                                                                    80,200         1,406,981
 * F.D.C. Products, Inc.                                                          16,390           208,517
   Fancl Corp.                                                                    40,100         1,453,083
*# FDK Corp.                                                                     230,000           478,760
   Fine Sinter Co., Ltd.                                                          31,000            98,012
 * First Baking Co., Ltd.                                                         67,000           156,290
   Foster Electric Co., Ltd.                                                      44,000           362,871
 # FP Corp.                                                                       42,100           674,725
   France Bed Holdings Co., Ltd.                                                 417,000         1,241,325
*# Fudo Construction Co., Ltd.                                                   273,200           687,064
 # Fuji Co.,Ltd                                                                   63,600         1,184,824
 * Fuji Corp, Ltd.                                                                28,000           285,252
 # Fuji Kiko Co., Ltd.                                                            71,000           295,691
*# Fuji Kosan Co., Ltd.                                                          130,000           171,924
   Fuji Kyuko Co., Ltd.                                                          205,000           778,557
 * Fuji Spinning Co., Ltd., Tokyo                                                163,000           205,364
 * Fuji Titanium Industry Co., Ltd.                                               10,000            23,565
   Fujicco Co., Ltd.                                                              50,000           644,925
 * Fujii & Co., Ltd.                                                              44,000               428
 * Fujiko Co., Ltd.                                                               55,000             1,070
   Fujikura Kasei Co., Ltd.                                                       43,000           313,036
 # Fujikura Rubber, Ltd.                                                          34,000           212,968
 # Fujirebio, Inc.                                                                81,000         1,054,421
 * Fujita Corp.                                                                  320,500           371,016
 # Fujita Kanko, Inc.                                                            194,000           689,835
 # Fujitec Co., Ltd.                                                             170,000           872,261
 * Fujitsu Access, Ltd.                                                           36,000           187,398
   Fujitsu Business Systems, Ltd.                                                 45,300           579,697
   Fujitsu Devices, Inc.                                                          44,000           484,917
   Fujitsu Fronttec, Ltd.                                                         41,500           350,523
*# Fujitsu General, Ltd.                                                         188,000           573,434
*# Fujiya Co., Ltd.                                                              218,000           509,899
   Fukuda Corp.                                                                   80,000           484,654

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 # Fukushima Bank, Ltd.                                                          323,000   $       507,823
 * Fukusima Industries Corp.                                                      13,500           166,352
   Fumakilla, Ltd.                                                                37,000            71,694
*# Furukawa Battery Co., Ltd.                                                     45,000           112,973
*# Furukawa Co., Ltd.                                                            699,000           787,201
   Fuso Lexel Inc.                                                                25,400           140,759
   Fuso Pharmaceutical Industries, Ltd.                                          157,000           503,210
 * Gajoen Kanko KK                                                                37,000                 0
 # Gakken Co., Ltd.                                                              168,000           358,976
 * Generas Corp.                                                                  64,000               623
 # Genki Sushi Co., Ltd.                                                          17,200           217,158
   Geostar Corp.                                                                  10,000            37,241
 * Gigas K's Denki Corp.                                                           4,704           127,104
   Global-Dining, Inc.                                                             6,200            43,245
 # Godo Steel, Ltd.                                                              297,000         1,113,383
 * Goldwin, Inc.                                                                  76,000           173,550
   Gourmet Kineya Co., Ltd.                                                       37,000           310,206
 * Graphtec Corp.                                                                 39,000            56,867
   Gro-BeLS Co., Ltd.                                                             84,000           101,850
 * GSI Creoss Corp.                                                               90,000           198,577
   Gun-Ei Chemical Industry Co., Ltd.                                            141,000           463,767
   Hagoromo Foods Corp.                                                           33,000           364,310
   Hakuto Co., Ltd.                                                               39,400           527,327
   Hakuyosha Co., Ltd.                                                            57,000           180,208
   Haltec Corp.                                                                   32,000            55,422
 * Hamai Co., Ltd.                                                                22,000            31,546
   Hanshin Sogo Bank, Ltd.                                                       709,000         1,412,198
   Hanwa Co., Ltd.                                                               405,000         1,753,009
   Happinet Corp.                                                                 18,800           212,519
   Harashin Co., Ltd.                                                             24,300           200,273
   Harima Chemicals, Inc.                                                         37,000           232,568
   Haruyama Trading Co., Ltd.                                                     21,600           274,474
*# Hayashikane Sangyo Co., Ltd.                                                  128,000           223,264
 * Hazama Corp.                                                                  120,600           259,610
   Heiwado Co., Ltd.                                                             111,000         1,531,046
   Hibiya Engineering, Ltd.                                                       72,000           558,462
   Higashi-Nippon Bank, Ltd.                                                     345,000           924,900
   Hisaka Works, Ltd.                                                             41,000           404,720
   Hitachi Business Solution Co., Ltd.                                            22,700           154,361
   Hitachi Kiden Kogyo, Ltd.                                                      27,000           105,489
   Hitachi Koki Co., Ltd.                                                        205,000         1,624,610
   Hitachi Kokusai Electric, Inc.                                                191,000         1,525,119
   Hitachi Medical Corp.                                                          71,000           983,991
   Hitachi Metals Techno, Ltd.                                                    13,000            39,260
   Hitachi Mobile Co., Ltd.                                                       35,000           248,302
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                                                      215,000           929,896
   Hitachi Powdered Metal Co., Ltd.                                               53,000           352,508
   Hitachi Tool Engineering, Ltd.                                                 44,500           353,866
   Hitachi Transport System, Ltd.                                                 75,000           630,520
*# Hitachi Zosen Corp.                                                           944,000         1,392,150
 # Hochiki Corp.                                                                  42,000           166,542
*# Hodogaya Chemical Co., Ltd.                                                   114,000           541,464
 # Hogy Medical Co., Ltd.                                                         30,000         1,355,454
 * Hohsui Corp.                                                                   56,000            90,389
   Hokkai Can Co., Ltd., Tokyo                                                   106,000           266,729
   Hokkaido Coca Cola Bottling Co.,
     Ltd.                                                                         64,000           410,520
   Hokkaido Gas Co., Ltd.                                                        105,000           277,418
   Hokko Chemical Industry Co., Ltd.                                              41,000           146,954
 # Hokuetsu Bank, Ltd.                                                           416,000           851,389
   Hokuriku Electric Industry Co., Ltd.                                          131,000   $       322,897
   Hokuriku Electrical Construction Co.,
     Ltd.                                                                         36,000           103,893
   Hokuriku Gas Co., Ltd.                                                         64,000           191,792
*# Hokushin Co., Ltd.                                                             39,900            81,933
 # Hokuto Corp.                                                                   61,100         1,161,196
   Homac Corp.                                                                    75,700           529,908
   Honshu Chemical Industry Co., Ltd.                                              7,000            38,800
 # Horiba, Ltd.                                                                   64,000           823,866
   Horipro, Inc.                                                                  23,400           190,362
   Hosiden Corp.                                                                 128,700         1,327,166
 * Hosokawa Micron Corp.                                                          54,000           234,951
*# Howa Machinery, Ltd.                                                          181,000           229,900
 * Ichida and Co., Ltd.                                                           23,400            35,825
   Ichikawa Co., Ltd.                                                             49,000           189,986
*# Ichiken Co., Ltd.                                                              48,000           122,348
 # Ichikoh Industries, Ltd.                                                      141,000           330,774
   Ichiyoshi Securities Co., Ltd.                                                 87,000           747,767
   Icom, Inc.                                                                     26,800           610,130
   Idec Izumi Corp.                                                               63,000           606,459
   Ihara Chemical Industry Co., Ltd.                                              80,000           225,576
 # Iino Kaiun Kaisha, Ltd.                                                       177,000           887,781
 * Ikegami Tsushinki Co., Ltd.                                                   102,000           179,310
   i-Logistics Corp.                                                              52,000           108,690
   Imasen Electric Industrial Co., Ltd.                                           19,900           171,976
   Impact 21 Co., Ltd.                                                            34,100           719,121
 * Impress Corp.                                                                     178           204,447
   Inaba Denki Sangyo Co., Ltd.                                                   47,400         1,047,742
   Inaba Seisa Kusho Co., Ltd.                                                    32,400           538,389
   Inabata and Co., Ltd., Osaka                                                  103,000           899,810
   Inageya Co., Ltd.                                                              97,000           890,992
   Ines Corp.                                                                     94,300           847,270
   I-Net Corp.                                                                    18,300           129,375
 # Information Services
     International-Dentsu, Ltd.                                                   51,800           592,254
 * Intec Communications, Inc.                                                     14,000            70,727
 # Intec, Inc.                                                                    73,000           552,354
   Inui Steamship Co., Ltd.                                                       31,000           157,117
   ISE Chemicals Corp.                                                            38,000           155,141
 # Iseki & Co., Ltd.                                                             393,000           957,102
   Ishihara Sangyo Kaisha, Ltd.                                                  688,000         1,541,151
   Ishii Hyoki Co., Ltd.                                                           8,600           108,419
*# Ishii Iron Works Co., Ltd.                                                     52,000            84,976
*# Ishikawa Seisakusho, Ltd.                                                      75,000            96,036
   Ishikawajima Construction Materials
     Co., Ltd.                                                                    18,000            51,928
   Ishikawajima Transport Machinery Co.,
     Ltd.                                                                         16,000            43,700
   Ishizuka Glass Co., Ltd.                                                       49,000           100,216
   Itochu Enex Co., Ltd.                                                         166,900         1,073,274
   Itochu Shokuh Co., Ltd.                                                        24,400           834,333
   Itoki Crebio Corp.                                                             56,000           181,275
   Iwaki & Co., Ltd.                                                              38,000            98,674
 # Iwasaki Electric Co., Ltd.                                                    142,000           467,684
   Iwatani International Corp.                                                   459,000         1,122,136
 * Iwatsu Electric Co., Ltd.                                                     166,000           341,683
 * Izuhakone Railway Co., Ltd.                                                       300            15,799
   Izumiya Co., Ltd.                                                             157,000         1,020,992
*# Izutsuya Co., Ltd.                                                            123,000           210,110
   Jac Holdings Co., Ltd.                                                         17,300           125,398
 # Jaccs Co., Ltd.                                                               207,000         1,100,727

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Jalux, Inc.                                                                    20,600   $       373,667
   Jamco Corp.                                                                    41,000           207,243
*# Janome Sewing Machine Co., Ltd.                                               259,000           376,595
   Japan Aviation Electronics Industry,
     Ltd.                                                                         21,000           192,869
 * Japan Bridge Corp.                                                             31,000            40,105
   Japan Business Computer Co., Ltd.                                              34,000           224,168
   Japan Carlit Co., Ltd.                                                         28,000           184,268
 # Japan Cash Machine Co., Ltd.                                                   36,610         1,509,798
   Japan Digital Laboratory Co., Ltd.                                             59,200           628,265
   Japan Foundation Engineering Co.,
     Ltd.                                                                         49,200           261,734
   Japan Information Processing Service
     Co., Ltd.                                                                    31,800           186,496
 # Japan Kenzai Co., Ltd.                                                         44,840           324,429
   Japan Maintenance Co., Ltd.                                                    34,100           331,075
   Japan Medical Dynamic Marketing,
     Inc.                                                                         29,800           313,311
   Japan Oil Transportation Co., Ltd.                                             45,000           105,304
 # Japan Pulp and Paper Co., Ltd.                                                269,000           882,819
*# Japan Radio Co., Ltd.                                                         240,000           839,121
   Japan Servo Co., Ltd.                                                          51,000           159,942
   Japan Steel Tower Co., Ltd.                                                    19,000            62,852
 # Japan Steel Works, Ltd.                                                       695,000         1,036,406
 # Japan Storage Battery Co., Ltd.                                               529,000         1,096,133
 # Japan Transcity Corp.                                                         113,000           387,865
   Japan Vilene Co., Ltd.                                                        112,000           545,506
   Japan Wool Textile Co., Ltd.                                                  162,000           947,290
   Jastec Co., Ltd.                                                               11,600           199,891
   Jeans Mate Corp.                                                               15,540           163,807
 # Jeol, Ltd.                                                                    137,000           884,317
   Jiec Co., Ltd.                                                                     87            92,526
   JMS Co., Ltd.                                                                  49,000           150,672
   Joban Kosan Co., Ltd.                                                         101,000           165,669
   J-Oil Mills, Inc.                                                             296,000         1,043,303
   Joint Corp.                                                                    32,900           763,070
 # Joshin Denki Co., Ltd.                                                         98,000           296,715
 # Jsp Corp.                                                                      49,200           552,133
   Juel Verite Ohkubo Co., Ltd                                                    24,000            62,973
*# Jujiya Co., Ltd.                                                              383,000           397,178
*# Juki Corp.                                                                    176,000           612,947
 * Jyomo Co., Ltd.                                                                48,000           124,070
   K.R.S. Corp.                                                                   20,300           297,201
   Kabuki-Za Co., Ltd.                                                            16,000           654,089
   Kadokawa Holdings, Inc.                                                        27,000         1,031,369
 # Kaga Electronics Co., Ltd.                                                     46,200           795,167
   Kagawa Bank, Ltd.                                                             138,350           683,224
 # Kagome Co., Ltd.                                                              143,300         1,505,254
   Kahma Co., Ltd.                                                                55,900           612,248
 # Kaken Pharmaceutical Co., Ltd.                                                180,000         1,131,450
 * Kakuei (L.) Corp.                                                             100,000               973
*# Kamagai Gumi Co., Ltd.                                                         87,800           189,516
   Kameda Seika Co., Ltd.                                                         39,000           345,961
   Kamei Corp.                                                                    67,000           611,107
   Kanaden Corp.                                                                  55,000           281,017
   Kanagawa Chuo Kotsu Co., Ltd.                                                 109,000           649,793
   Kanamoto Co., Ltd.                                                             43,000           228,396
*# Kanebo, Ltd.                                                                   96,200         1,144,536
 * Kanematsu Corp.                                                               708,500         1,064,122
 # Kanematsu Electronics, Ltd.                                                    45,500           349,046
*# Kanematsu-NNK Corp.                                                            60,000           156,933
   Kanto Auto Works, Ltd., Yokosuka                                              125,500   $     1,444,364
   Kanto Denka Kogyo Co., Ltd.                                                    93,000           320,095
   Kanto Natural Gas Development Co.,
     Ltd.                                                                        104,000           572,179
*# Kanto Tsukuba Bank, Ltd.                                                       45,500           262,748
   Kasai Kogyo Co., Ltd.                                                          59,000           195,969
   Kasei (C.I.) Co., Ltd.                                                         58,000           228,153
   Kasumi Co., Ltd.                                                              132,000           744,366
   Katakura Chikkarin Co., Ltd.                                                   27,000            80,792
   Katakura Industries Co., Ltd.                                                  61,000           689,437
   Kato Sangyo Co., Ltd.                                                          70,300           916,784
 # Kato Works Co., Ltd.                                                           82,000           197,608
 * Katsumura Construction Co., Ltd.                                               48,600            62,374
   Kawada Industries, Inc.                                                        76,000           205,790
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                                      99,000           146,903
   Kawamoto Corp.                                                                  4,000            24,815
 * Kawasaki Kasei Chemicals, Ltd.                                                 36,000            48,848
   Kawashima Textile Manufacturers,
     Ltd.                                                                        126,000           167,578
   Kawasho Gecoss Corp.                                                           57,900           274,190
   Kawasumi Laboratories, Inc.                                                    26,000           178,844
   Kawatetsu Systems, Inc.                                                           112           149,926
   Kayaba Industry Co., Ltd.                                                     399,000         1,362,520
   Keihanshin Real Estate Co., Ltd.                                               76,000           363,304
 # Keihin Co., Ltd.                                                              100,000           201,971
   Keiiyu Co., Ltd.                                                               15,000           189,122
   Keiyo Bank, Ltd.                                                              375,000         1,332,159
 # Keiyo Co., Ltd.                                                               139,900           579,767
 # Kentucky Fried Chicken Japan, Ltd.                                             55,000         1,082,310
*# Kenwood Corp.                                                                 570,000         1,050,340
   Key Coffee, Inc.                                                               41,300           578,146
 # Kibun Food Chemifa Co., Ltd.                                                   49,000         1,121,104
 * Kimmon Manufacturing Co., Ltd.                                                 41,000            59,134
 * Kimura Chemical Plants Co., Ltd.                                               27,000            65,307
   Kinki Coca-Cola Bottling Co., Ltd.                                            116,000         1,040,508
 * Kinki Nippon Tourist Co., Ltd.                                                133,000           319,871
   Kinki Sharyo Co., Ltd., Nagaokakyo                                            122,000           367,930
 * Kinsho Corp.                                                                   21,000            71,208
 # Kinugawa Rubber Industrial Co., Ltd.                                          107,000           225,335
   Kioritz Corp.                                                                 113,000           303,705
 * Kirindo Co., Ltd.                                                              10,300            83,385
   Kishu Paper Co., Ltd.                                                         125,000           211,388
 # Kisoji Co., Ltd.                                                               42,100           638,283
   Kitagawa Iron Works Co., Ltd.                                                 150,000           312,951
   Kita-Nippon Bank, Ltd.                                                         14,206           671,051
   Kitano Construction Corp.                                                     124,000           278,951
   Kitazawa Sangyo Co., Ltd.                                                      17,500            41,127
   Kitz Corp.                                                                    234,000         1,286,943
   Kiyo Bank, Ltd.                                                               757,000         1,499,096
   Koa Corp.                                                                      76,000           538,665
   Koatsu Gas Kogyo Co., Ltd.                                                     93,000           347,033
   Kobayashi Yoko Co., Ltd.                                                       16,900           331,804
   Kodensha Co., Ltd.                                                             14,000            43,181
   Koekisha Co., Ltd.                                                              9,600           206,691
   Kohnan Shoji Co., Ltd.                                                         36,200           470,964
   Kohsoku Corp.                                                                  48,000           315,049
   Koike Sanso Kogyo Co., Ltd.                                                    71,000           156,036
   Koito Industries, Ltd.                                                         66,000           285,594
 # Kojima Co., Ltd.                                                               68,400           716,704
 * Kokune Corp.                                                                   42,000               409

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Kokusai Kogyo Co., Ltd.                                                        60,000   $       182,129
   Komai Tekko, Inc.                                                              53,000           152,150
   Komatsu Electronics Metals Co., Ltd.                                           52,000           482,007
   Komatsu Seiren Co., Ltd.                                                       69,000           395,402
   Komatsu Wall Industry Co., Ltd.                                                17,300           309,524
   Konaka Co., Ltd.                                                               36,300           441,752
 # Konami Sports Corp.                                                            53,300         1,018,291
   Kondotec, Inc.                                                                 18,500           140,301
   Konishi Co., Ltd.                                                              32,300           307,602
   Kosaido Co., Ltd.                                                              34,000           254,013
 # Kosei Securities Co., Ltd.                                                    137,000           253,049
 # Kubotek Corp.                                                                     230           316,204
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                                       139,000           357,411
   Kurabo Industries, Ltd.                                                       459,000         1,002,752
   Kureha Chemical Industry Co., Ltd.                                            352,000         1,336,211
   Kurimoto, Ltd.                                                                224,000           550,321
 # Kuroda Electric Co., Ltd.                                                      62,400         1,349,502
   Kuroganeya Co., Ltd.                                                           14,000            58,957
   Kurosaki Harima Corp.                                                         144,000           428,099
   Kyoden Co., Ltd.                                                               93,000           616,919
   Kyodo Printing Co., Ltd.                                                      152,000           575,895
   Kyodo Shiryo Co., Ltd.                                                        145,000           204,105
   Kyoei Sangyo Co., Ltd.                                                         44,000           145,283
   Kyoei Tanker Co., Ltd.                                                         53,000           138,079
   Kyokuto Boeki Kaisha, Ltd.                                                     36,000           104,490
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                               49,200           563,274
   Kyokuyo Co., Ltd.                                                             198,000           389,775
   Kyoritsu Maintenance Co., Ltd.                                                 18,100           377,859
   Kyosan Electric Manufacturing Co.,
     Ltd.                                                                         97,000           298,255
   Kyoto Kimono Yuzen Co., Ltd.                                                      148           319,207
   Kyowa Electronic Instruments Co.,
     Ltd.                                                                         30,000            92,610
   Kyowa Exeo Corp.                                                              201,000         1,770,057
   Kyowa Leather Cloth Co., Ltd.                                                  38,800           216,450
   Kyudenko Corp.                                                                140,000           686,988
 * Kyushu-Shinwa Holdings, Inc.                                                  576,000         1,031,869
 # Laox Co., Ltd.                                                                 54,000           126,392
 # Life Corp.                                                                     98,400         1,254,434
 * Link Consulting Associates - Japan
     Corp.                                                                        24,300           119,956
 * Lonseal Corp.                                                                  69,000            76,459
 * Look, Inc.                                                                     50,000           203,798
 # Macnica, Inc.                                                                  31,000           931,417
   Maeda Corp.                                                                   344,000         1,538,993
   Maeda Road Construction Co., Ltd.                                             182,000         1,340,810
   Maezawa Industries, Inc.                                                       27,700           163,356
   Maezawa Kaisei Industries Co., Ltd.                                            25,400           472,898
   Maezawa Kyuso Industries Co., Ltd.                                             25,400           351,745
 * Magara Construction Co., Ltd.                                                  61,000            73,923
 # Makino Milling Machine Co., Ltd.                                              161,000           866,709
 * Mamiya-Op Co., Ltd.                                                            58,000            80,837
   Marche Corp.                                                                   10,700           112,383
 # Mars Engineering Corp.                                                         44,400         1,501,577
   Marubeni Construction Material Lease
     Co., Ltd.                                                                    54,000           113,344
 # Marubeni Telecom Co., Ltd.                                                        117           116,539
   Marubun Corp.                                                                  44,600           326,331
   Marudai Food Co., Ltd.                                                        214,000           428,099
 * Maruei Department Store Co., Ltd.                                              72,000           166,181
   Maruetsu, Inc.                                                                209,000   $     1,029,423
   Maruha Group, Inc.                                                            477,000         1,039,428
 * Maruishi Holdings Co., Ltd.                                                   214,000             2,082
   Marusan Securities Co., Ltd.                                                  138,000           831,289
   Maruwa Co., Ltd.                                                               17,500           266,956
   Maruwn Corp.                                                                   44,000           117,653
   Maruya Co., Ltd.                                                               14,000           111,532
 # Maruyama Manufacturing Co., Inc.                                               73,000           347,676
 * Maruzen Co., Ltd.                                                             179,000           414,428
   Maruzen Co., Ltd. - General
   Commercial Kitchen Appliances &
   Equipment                                                                      30,000           166,398
   Maruzen Showa Unyu Co., Ltd.                                                  176,000           594,258
   Maspro Denkoh Corp.                                                            32,300           344,339
   Matsuda Sangyo Co., Ltd.                                                       34,500           301,701
   Matsui Construction Co., Ltd.                                                  40,000           156,880
 * Matsuo Bridge Co., Ltd.                                                        37,000            81,326
 # Matsuya Co., Ltd.                                                              96,000           515,272
   Matsuya Foods Co., Ltd.                                                        34,500           728,796
 # Matsuzakaya Co., Ltd.                                                         312,077         1,198,358
   Max Co., Ltd.                                                                 104,000         1,070,430
 * Maxvalu Tohok Co., Ltd.                                                        18,200           167,475
 * MEC Co., Ltd.                                                                  13,700           185,388
 # Megachips Corp.                                                                44,400           507,314
   Meidensha Corp.                                                               417,050           816,539
*# Meiji Machine Co., Ltd.                                                        90,000           151,932
   Meiji Shipping Co., Ltd.                                                       58,000           207,405
   Meisei Industrial Co., Ltd.                                                    29,000           107,928
   Meito Sangyo Co., Ltd.                                                         45,600           713,799
   Meito Transportation Co., Ltd.                                                 22,000           200,770
   Meiwa Estate Co., Ltd.                                                         43,800           470,856
   Meiwa Industry Co., Ltd.                                                       15,000            47,909
 * Meiwa Trading Co., Ltd.                                                        55,000           124,478
   Melco Holdings, Inc.                                                            9,000           163,715
   Mercian Corp.                                                                 267,000           657,256
 * Mesco, Inc.                                                                    15,000            49,344
   Michinoku Bank, Ltd.                                                          281,000         1,329,939
   Mikuni Coca-Cola Bottling Co., Ltd.                                            99,000           939,161
   Milbon Co., Ltd.                                                               18,900           517,922
 # Mimasu Semiconductor Industry Co.,
     Ltd.                                                                         38,200           510,863
   Ministop Co., Ltd.                                                             48,800           814,375
   Mirai Group Co., Ltd.                                                          49,000            95,890
   Miroku Jyoho Service Co., Ltd.                                                 22,500           222,677
 * Misawa Homes Holdings, Inc.                                                   465,900         1,273,124
   Misawa Resort Co., Ltd.                                                        90,000           261,851
   Mito Securities Co., Ltd.                                                     113,000           338,582
   Mitsuba Corp.                                                                  77,690           567,563
*# Mitsubishi Cable Industries, Ltd.                                             277,000           322,375
 * Mitsubishi Kakoki Kaisha, Ltd.                                                117,000           214,570
 # Mitsubishi Paper Mills, Ltd.                                                  554,000           854,506
   Mitsubishi Pencil Co., Ltd.                                                    61,000           522,763
   Mitsubishi Plastics, Inc.                                                     404,000         1,054,596
   Mitsubishi Shindoh Co., Ltd.                                                   82,000           182,506
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                                        253,000           379,606
   Mitsuboshi Belting, Ltd.                                                      153,000           580,945
   Mitsui High-Tec, Inc.                                                          72,900           956,456
 # Mitsui Home Co., Ltd.                                                         122,000           596,429
   Mitsui Knowledge Industry Co., Ltd.                                            20,100           172,178
*# Mitsui Matsushima Co., Ltd.                                                    90,000           230,505

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*# Mitsui Mining Co., Ltd.                                                       290,000   $     1,143,356
   Mitsui Sugar Co., Ltd.                                                        145,000           364,639
   Mitsui-Soko Co., Ltd.                                                         255,000           815,206
   Mitsumi Electric Co., Ltd.                                                    139,400         1,539,206
   Mitsumura Printing Co., Ltd.                                                   60,000           355,254
   Mitsuuroko Co., Ltd.                                                          117,000           742,675
   Miura Co., Ltd.                                                                76,600         1,228,819
   Miura Printing Corp.                                                           16,000            57,004
   Miyaji Engineering Group                                                      120,000           305,428
   Miyazaki Bank, Ltd.                                                           275,000         1,074,553
   Miyoshi Oil & Fat Co., Ltd.                                                   120,000           253,844
 # Miyuki Keori Co., Ltd.                                                         50,000           197,309
 # Mizuno Corp.                                                                  239,000           999,645
   Mochida Pharmaceutical Co., Ltd.                                               44,000           262,225
 * Momiji Holdings, Inc.                                                             371           651,189
   Mori Seiki Co., Ltd.                                                          165,100         1,438,333
 # Morinaga & Co., Ltd.                                                          499,000         1,133,148
 * Morishita Jinton Co., Ltd.                                                     32,800           154,492
   Morita Corp.                                                                   85,000           504,647
   Moritex Corp.                                                                  15,000           128,682
   Morozoff, Ltd., Osaka                                                          50,000            99,164
   Mory Industries, Inc.                                                          66,000           203,892
   Mos Food Services, Inc.                                                        59,000           790,372
   Moshi Moshi Hotline, Inc.                                                       9,350           790,647
 # MR Max Corp.                                                                   56,300           183,791
 * Mutoh Industries, Ltd.                                                         78,000           208,412
   Mutow Co., Ltd.                                                                38,000           187,614
   Myojo Foods Co., Ltd.                                                          76,000           538,970
   Mystar Engineering Corp.                                                       15,600            89,533
   Nabtesco Corp.                                                                236,000         1,262,584
   NAC Co., Ltd.                                                                  13,000           148,895
 # Nachi-Fujikoshi Corp.                                                         433,000         1,131,868
   Nagano Bank, Ltd.                                                             149,000           445,575
 * Nagano Japan Radio Co., Ltd.                                                   27,000            43,411
   Nagatanien Co., Ltd.                                                           70,000           551,844
 * Naigai Co., Ltd.                                                              109,000           141,706
 # Nakabayashi Co., Ltd.                                                          76,000           268,625
   Nakamuraya Co., Ltd.                                                           98,000           326,639
 * Nakano Corp.                                                                   49,000           112,334
 # Nakayama Steel Works, Ltd.                                                    203,000           775,238
   Nakayo Telecommunications, Inc.                                                36,000           178,552
 # NEC Infrontia Corp.                                                           196,000           765,295
 # NEC Mobiling, Ltd.                                                             26,400           614,578
   NEC System Integration &
     Construction, Ltd.                                                           78,600           650,172
   NEC Tokin Corp.                                                               207,000           890,751
 # Neturen Co., Ltd., Tokyo                                                       66,000           438,571
   New Japan Radio Co., Ltd.                                                      62,000           511,484
 * New Real Property KK                                                           43,900                 0
 # Nichia Steel Works, Ltd.                                                       67,900           289,231
   Nichias Corp.                                                                 253,000           960,377
   Nichiban Co., Ltd.                                                             58,000           220,885
 * Nichiboshin, Ltd.                                                               1,190             1,158
   Nichiha Corp.                                                                  64,980           910,702
 # Nichimo Co., Ltd.                                                              54,000           165,673
 * Nichimo Corp.                                                                 132,000           106,228
   Nichireki Co., Ltd.                                                            44,000           159,979
   Nichiro Corp.                                                                 289,000           485,250
   Nidec Tosok Corp.                                                              27,800           501,908
   Nihon Dempa Kogyo Co., Ltd.                                                    38,300           820,568
   Nihon Eslead Corp.                                                             22,040           441,013
   Nihon Inter Electronics Corp.                                                  54,000   $       420,106
   Nihon Kagaku Sangyo Co., Ltd.                                                  32,000           154,853
 * Nihon Kentetsu Co., Ltd.                                                       27,000            54,754
   Nihon Kohden Corp.                                                             85,000           999,874
   Nihon Matai Co., Ltd.                                                          50,000           111,693
   Nihon Nohyaku Co., Ltd.                                                       103,000           198,990
   Nihon Parkerizing Co., Ltd.                                                   115,000           985,091
   Nihon Seiko Co., Ltd.                                                          11,000            32,355
   Nihon Shokuh Kako Co., Ltd.                                                    40,000           113,763
 * Nihon Spindle Manufacturing Co.,
     Ltd.                                                                         56,000            95,926
   Nihon Tokushu Toryo Co., Ltd.                                                  35,000           248,646
   Nihon Unisys, Ltd.                                                            125,100         1,161,086
   Niitaka Co., Ltd.                                                               7,260            82,136
   Nikken Chemicals Co., Ltd.                                                    112,000           326,661
 # Nikkiso Co., Ltd.                                                             123,000           670,374
   Nikko Co., Ltd., Akashi                                                        66,000           213,822
   Nikko Travel Co., Ltd.                                                         12,200            68,354
 * Nippei Toyama Corp.                                                            80,000           164,519
   Nippo Corp.                                                                   210,000         1,248,046
 * Nippon Avionics Co., Ltd.                                                      40,000           129,893
   Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                                   276,000           576,789
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                                       101,000           218,215
   Nippon Carbon Co., Ltd.                                                       177,000           324,586
 # Nippon Ceramic Co., Ltd.                                                       37,000           449,596
   Nippon Chemical Industrial Co., Ltd.                                          161,000           544,949
   Nippon Chemi-Con Corp.                                                        239,000         1,228,334
*# Nippon Chemiphar Co., Ltd.                                                     70,000           321,517
   Nippon Chutetsukan KK                                                          44,000            87,958
   Nippon Concrete Industries Co., Ltd.                                           65,000           258,821
 * Nippon Conveyor Co., Ltd.                                                      43,000            53,355
 # Nippon Denko Co., Ltd.                                                        206,000           804,080
   Nippon Densetsu Kogyo Co., Ltd.                                               118,000           613,052
   Nippon Denwa Shisetu Co., Ltd.                                                104,000           369,962
 # Nippon Felt Co., Ltd.                                                          40,000           205,809
   Nippon Fine Chemical Co., Ltd.                                                 40,000           169,120
   Nippon Flour Mills Co., Ltd.                                                  314,000         1,366,219
 * Nippon Foil Mfg., Co., Ltd.                                                    21,000            47,295
   Nippon Formula Feed Manufacturing
     Co., Ltd.                                                                   100,000           162,881
   Nippon Gas Co., Ltd.                                                           81,000           629,099
   Nippon Hume Corp.                                                              43,000           156,667
 * Nippon Jogesuido Sekkei Co., Ltd.                                                 175           246,417
   Nippon Kanzai Co., Ltd.                                                        37,200           575,068
*# Nippon Kasei Chemical Co., Ltd.                                               186,000           377,349
*# Nippon Kinzoku Co., Ltd.                                                       93,000           183,237
 # Nippon Koei Co., Ltd., Tokyo                                                  137,000           367,077
   Nippon Konpo Unyu Soko Co., Ltd.                                              137,000         1,344,347
*# Nippon Koshuha Steel Co., Ltd.                                                221,000           310,964
*# Nippon Metal Industry Co., Ltd.                                               319,000           584,317
   Nippon Pigment Co., Ltd.                                                       11,000            38,428
   Nippon Pillar Packing Co., Ltd.                                                33,000           238,744
   Nippon Piston Ring Co., Ltd.                                                  133,000           283,717
 # Nippon Road Co., Ltd.                                                         177,000           360,112
 # Nippon Seiki Co., Ltd.                                                        104,000           921,598
   Nippon Seisen Co., Ltd.                                                        39,000           152,360
   Nippon Sharyo, Ltd.                                                           267,000           625,664
   Nippon Shinyaku Co., Ltd.                                                     129,000           931,242
   Nippon Signal Co., Ltd.                                                       109,000           551,637

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Nippon Soda Co., Ltd.                                                         252,000   $       743,750
   Nippon Suisan Kaisha, Ltd.                                                    457,000         1,490,283
   Nippon Synthetic Chemical Industry
     Co., Ltd.                                                                   152,000           362,615
   Nippon System Development Co.,
     Ltd.                                                                         47,500           853,979
   Nippon Systemware Co., Ltd.                                                    20,000           141,818
 # Nippon Thompson Co., Ltd.                                                     131,000           762,779
   Nippon Tungsten Co., Ltd.                                                      44,000            95,388
   Nippon Valqua Industries, Ltd.                                                141,000           345,022
*# Nippon Yakin Kogyo Co., Ltd.                                                  144,500           679,432
 # Nippon Yusoki Co., Ltd.                                                        49,000           157,741
 # Nishimatsu Construction Co., Ltd.                                             238,000           746,400
   Nishishiba Electric Co., Ltd.                                                  28,000            51,707
   Nissei Corp.                                                                   57,600           614,465
   Nissei Plastic Industrial Co., Ltd.                                            35,000           229,892
 * Nisseki House Industry Co., Ltd.                                              260,000             2,529
   Nissha Printing Co., Ltd.                                                      81,000           999,513
 # Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                                        347,000         1,247,175
 # Nisshin Fudosan Co., Ltd.                                                      32,600           330,715
   Nissho Electronics Corp.                                                       49,900           383,506
*# Nissho Iwai-Nichmen Holdings Corp.                                            347,100         1,458,447
   Nissin Co., Ltd.                                                              826,400         1,869,154
   Nissin Corp.                                                                  177,000           444,349
   Nissin Electric Co., Ltd.                                                     177,000           557,199
   Nissin Kogyo Co., Ltd.                                                         39,700         1,169,691
   Nissin Sugar Manufacturing Co., Ltd.                                           74,000           143,825
 # Nissui Pharmaceutical Co., Ltd.                                                34,000           206,289
   Nitchitsu Co., Ltd.                                                            14,000            28,355
   Nitta Corp.                                                                    54,700           803,386
   Nittan Valve Co., Ltd.                                                         58,000           357,876
   Nittetsu Mining Co., Ltd.                                                     132,000           516,474
   Nitto Boseki Co., Ltd.                                                        460,000           913,118
   Nitto Electric Works, Ltd.                                                     79,300           755,372
   Nitto FC Co., Ltd.                                                             48,000           267,900
   Nitto Flour Milling Co., Ltd.                                                  54,000           149,551
   Nitto Kohki Co., Ltd.                                                          39,300           752,024
   Nitto Seiko Co., Ltd.                                                          56,000           143,665
   Nitto Seimo Co., Ltd.                                                          32,000            66,022
*# Nittoc Construction Co., Ltd.                                                  61,000           123,299
   NIWS Co., Ltd.                                                                    498         1,206,986
   Noda Corp.                                                                     24,100           170,486
   NOF Corp.                                                                     374,000         1,270,035
   Nohmi Bosai, Ltd.                                                              68,000           345,111
   Nomura Co., Ltd.                                                               61,000           397,127
 # Noritake Co., Ltd.                                                            320,000         1,310,538
 # Noritsu Koki Co., Ltd.                                                         58,300         1,201,146
 # Noritz Corp.                                                                   93,400         1,360,948
   Nosan Corp.                                                                   201,000           448,734
   Obayashi Road Corp.                                                            65,000           146,498
   Odakyu Construction Co., Ltd.                                                  29,000            79,991
   Odakyu Real Estate Co., Ltd.                                                   58,000           141,379
   Oenon Holdings, Inc.                                                           89,000           229,614
 * Ohki Corp.                                                                     73,000               710
 * Ohmori Co., Ltd.                                                               18,400            13,605
   Oie Sangyo Co., Ltd.                                                           13,200            98,512
   Oiles Corp.                                                                    37,700           787,389
   Oita Bank, Ltd.                                                               263,000         1,326,184
   Okabe Co., Ltd.                                                                29,000           128,060
   Okamoto Industries, Inc.                                                      236,000           694,298
 * Okamoto Machine Tool Works, Ltd.                                               75,000   $       220,279
   Okamura Corp.                                                                 207,000         1,724,568
   Okaya Electric Industries Co., Ltd.                                            32,000            99,514
   Oki Electric Cable Co., Ltd.                                                   56,000           125,112
   Okinawa Electric Power Co., Ltd.                                               27,900         1,189,055
 * OKK Corp.                                                                     101,000           236,475
 * Okuma and Howa Machinery, Ltd.                                                 69,000           155,897
 * Okuma Corp.                                                                   243,000           960,365
 # Okura Industrial Co., Ltd.                                                    107,000           689,138
   Okuwa Co., Ltd.                                                                84,000           943,355
   Olympic Corp.                                                                  41,900           478,295
 # O-M, Ltd.                                                                      46,000           101,757
 * Omikenshi Co., Ltd.                                                            78,000            81,258
   Ono Sokki Co., Ltd.                                                            53,000           312,630
 # Onoken Co., Ltd.                                                               31,000           389,455
   Organo Corp.                                                                  101,000           493,967
 * Orient Watch Co., Ltd.                                                         12,000             4,786
   Oriental Construction Co., Ltd.                                                39,000           194,546
 # Oriental Yeast Co., Ltd.                                                       52,000           365,301
   Origin Electric Co., Ltd.                                                      54,000           285,423
   Original Engineering Consultants Co.,
     Ltd.                                                                          9,000            51,551
   Osaka Securities Finance Co., Ltd.                                             54,000           158,966
   Osaka Steel Co., Ltd.                                                          77,900           968,170
   Osaki Electric Co., Ltd.                                                       56,000           218,548
   Oyo Corp.                                                                      52,300           497,017
   P.S. Mitsubishi Construction Co., Ltd.                                         46,500           202,692
   Pacific Industrial Co., Ltd.                                                   99,000           486,162
*# Pacific Metals Co., Ltd.                                                      362,000         1,578,356
   Paramount Bed Co., Ltd.                                                        58,000         1,537,418
   Parco Co., Ltd.                                                               144,000           836,572
 * Pasco Corp.                                                                   135,500           355,581
   Patlite Corp.                                                                  16,540           305,127
   PCA Corp.                                                                      12,000           181,720
 * Penta-Ocean Construction Co., Ltd.                                            730,000         1,166,387
 # Pentax Corp.                                                                  214,000           732,481
   Petrolub International Co., Ltd.                                               24,800           164,224
 * PIA Corp.                                                                      13,200           275,789
   Pigeon Corp.                                                                   37,000           565,134
   Pilot Corp.                                                                        65           222,005
   Piolax, Inc.                                                                   19,600           363,333
   Pocket Card Co., Ltd.                                                          41,000           634,510
   Pokka Corp.                                                                    57,000           255,079
   Poplar Co., Ltd.                                                               13,560           170,260
   Posful Corp.                                                                   36,900           224,355
 # Press Kogyo Co., Ltd.                                                         185,000           631,122
 * Prima Meat Packers, Ltd.                                                      404,000           564,221
   Pulstec Industrial Co., Ltd.                                                   21,200           106,084
   Q'Sai Co., Ltd.                                                                58,800           587,001
   Raito Kogyo Co., Ltd.                                                          95,500           392,321
   Rasa Industries, Ltd.                                                         119,000           326,421
 * Renown D'urban Holdings, Inc.                                                  64,800           605,870
 # Resorttrust, Inc.                                                              52,900         1,426,435
   Rheon Automatic Machinery Co.,
     Ltd.                                                                         40,000           125,826
   Rhythm Watch Co., Ltd.                                                        344,000           721,633
   Ricoh Elemex Corp.                                                             35,000           204,654
   Ricoh Leasing Co., Ltd.                                                        55,000         1,388,213
   Right On Co., Ltd.                                                             37,600         1,124,315
   Rikei Corp.                                                                    22,500            68,863
 # Riken Corp.                                                                   193,000           804,946

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Riken Electric Wire Co., Ltd.                                                  20,000   $        35,199
   Riken Keiki Co., Ltd.                                                          33,000           190,630
   Riken Technos Corp.                                                           121,000           527,877
   Riken Vitamin Co., Ltd.                                                        43,500           926,760
 # Ringer Hut Co., Ltd.                                                           38,300           423,839
   Rion Co., Ltd.                                                                  5,000            24,253
   Rock Field Co., Ltd.                                                           25,300           392,826
   Rohto Pharmaceutical Co., Ltd.                                                101,000         1,133,977
   Roland Corp.                                                                   47,000           787,698
 # Roland DG Corp.                                                                14,200           686,159
   Royal Co., Ltd.                                                                76,000           990,583
   Ryobi, Ltd.                                                                   320,000         1,171,150
   Ryoden Trading Co., Ltd.                                                       81,000           474,204
   Ryosan Co., Ltd.                                                               69,200         1,561,876
   Ryoyo Electro Corp.                                                            59,100           859,258
   S Foods, Inc.                                                                  60,000           440,062
*# S Science Co., Ltd.                                                           285,000            66,361
 # S.T. Chemical Co., Ltd.                                                        55,000           683,544
 * Saeki Kensetsu Kogyo Co., Ltd.                                                 71,000            91,529
 # Sagami Chain Co., Ltd.                                                         37,000           338,150
   Sagami Co., Ltd.                                                               66,000           230,978
   Sagami Rubber Industries Co., Ltd.                                             15,000            42,651
 # Saibu Gas Co., Ltd.                                                           683,000         1,373,989
 * Sailor Pen Co., Ltd.                                                           74,000           169,054
 # Saizeriya Co., Ltd.                                                            78,100         1,353,760
   Sakai Chemical Industry Co., Ltd.                                             187,000           783,074
   Sakai Heavy Industries, Ltd.                                                   60,000           147,209
*# Sakai Ovex Co., Ltd.                                                           85,000           155,852
   Sakata Inx Corp.                                                              102,000           466,881
 # Sakata Seed Corp.                                                              89,400         1,087,106
 * Sakurada Co., Ltd.                                                             38,000            55,312
   Sala Corp.                                                                     67,500           319,726
   San-Ai Oil Co., Ltd.                                                          134,000           519,420
 # Sanix, Inc.                                                                    65,000           523,943
   Sankei Building Co., Ltd.                                                     102,000           612,156
   Sanki Engineering Co., Ltd.                                                   146,000         1,009,365
   Sanko Co., Ltd.                                                                12,000            79,041
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                                        54,000           108,344
   Sankyo Seiko Co., Ltd.                                                         97,000           416,202
 # Sankyu, Inc., Tokyo                                                           515,000         1,447,775
   Sanoh Industrial Co., Ltd.                                                     60,000           396,732
   Sanrio Co., Ltd.                                                              136,700         1,233,896
   Sanritsu Corp.                                                                  5,400            42,743
   Sanshin Electronics Co., Ltd.                                                  57,000           417,039
   Sanyo Chemical Industries, Ltd.                                               221,000         1,532,183
 # Sanyo Denki Co., Ltd.                                                         103,000           470,863
 # Sanyo Electric Credit Co., Ltd.                                                59,500         1,124,619
   Sanyo Engineering & Construction,
     Inc.                                                                         34,000           127,909
   Sanyo Industries, Ltd., Tokyo                                                  48,000           119,192
 # Sanyo Shokai, Ltd.                                                            248,000         1,389,383
   Sanyo Special Steel Co., Ltd.                                                 283,000           570,674
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                                       267,000           352,883
 * Sata Construction Co., Ltd., Gumma                                             61,000            65,542
 # Sato Corp.                                                                     59,300         1,466,594
   Sato Shoji Corp.                                                               31,000           218,797
   Satori Electric Co., Ltd.                                                      27,980           353,055
   Sawafugji Electric Co., Ltd.                                                   31,000            79,406
 * Secom Joshinetsu Co., Ltd.                                                     21,400           424,105
   Secom Techno Service Co., Ltd.                                                 24,000   $       943,699
   Seibu Electric Industry Co., Ltd.                                              31,000           143,479
 # Seijo Corp.                                                                    17,400           233,817
   Seika Corp.                                                                   145,000           346,232
 * Seikitokyu Kogyo Co., Ltd.                                                     86,000           125,976
 # Seiko Corp.                                                                   212,407         1,098,960
   Seiren Co., Ltd.                                                              101,000           727,514
   Sekisui Jushi Co., Ltd.                                                        84,000           493,047
   Sekisui Plastics Co., Ltd.                                                    165,000           547,207
   Sekiwa Real Eastate, Ltd.                                                      36,000           495,257
   Sekiwa Real Estate Chubu, Ltd.                                                 17,000           116,386
   Sekonic Corp.                                                                  17,000            38,724
   Senko Co., Ltd.                                                               205,000           777,337
   Senshu Electric Co., Ltd.                                                      15,300           237,376
   Senshukai Co., Ltd.                                                            87,000           683,294
   Shaddy Co., Ltd.                                                               32,200           319,492
 # Shibaura Mechatronics Corp.                                                    79,000           583,457
   Shibusawa Warehouse Co., Ltd.                                                 115,000           281,510
   Shibuya Kogyo Co., Ltd.                                                        54,000           456,290
 * Shikibo, Ltd.                                                                 155,000           192,225
   Shikoku Chemicals Corp.                                                       106,000           400,666
   Shikoku Coca-Cola Bottling Co., Ltd.                                           41,100           505,220
   Shimizu Bank, Ltd.                                                             16,700           765,399
   Shin Nippon Air Technologies Co.,
     Ltd.                                                                         41,480           287,110
   Shinagawa Refractories Co., Ltd.                                              104,000           281,856
 * Shindengen Electric Manufacturing
     Co., Ltd.                                                                   129,000           411,963
   Shin-Etsu Polymer Co., Ltd.                                                   144,000           895,187
   Shinkawa, Ltd.                                                                 36,600           684,815
   Shin-Keisei Electric Railway Co., Ltd.                                         97,000           345,872
   Shinki Co., Ltd.                                                               76,000           745,702
 # Shinko Electric Co., Ltd.                                                     257,000           692,659
   Shinko Plantech Co., Ltd.                                                      56,000           109,692
   Shinko Shoji Co., Ltd.                                                         36,000           240,794
   Shin-Kobe Electric Machinery Co.,
     Ltd.                                                                         82,000           312,390
 # Shinmaywa Industries, Ltd.                                                    220,000           928,010
   Shinsho Corp.                                                                 139,000           304,238
 # Shinwa Kaiun Kaisha, Ltd.                                                     304,000           984,621
   Shinyei Kaisha                                                                 54,000           124,678
   Shiraishi Corp.                                                                25,000            41,536
   Shiroki Co., Ltd.                                                             148,000           357,480
   Shizuki Electric Co., Inc.                                                     47,000           128,273
   Shizuokagas Co., Ltd.                                                         119,000           483,989
 * Sho-Bond Corp.                                                                 46,200           369,657
   Shobunsha Publications, Inc.                                                   29,300           379,676
*# Shochiku Co., Ltd.                                                            198,000         1,246,606
 # Shoei Co., Ltd.                                                                28,800           451,319
   Shoei Foods Corp.                                                              26,000           151,247
   Shoko Co., Ltd.                                                               183,000           319,536
   Shokusan Bank, Ltd.                                                            98,000           352,838
   Showa Aircraft Industry Co., Ltd.                                              54,000           309,546
   Showa Corp.                                                                    39,500           461,584
 # Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                                              373,000           488,173
 # Showa Highpolymer Co., Ltd.                                                    86,000           250,659
   Showa Mining Co., Ltd.                                                         66,000           109,599
   Showa Sangyo Co., Ltd.                                                        329,000           769,873
   Showa Tansan Co., Ltd.                                                         31,000           102,087
 # Siix Corp.                                                                      9,000           166,192

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Silver Ox Inc.                                                                 30,000   $        67,691
*# Silver Seiko, Ltd.                                                            228,000            90,988
   Simree Co., Ltd.                                                               11,700            54,497
   Sinanen Co., Ltd.                                                             160,000           801,427
   Sintokogio, Ltd., Nagoya                                                      102,000           588,289
   SK Japan Co., Ltd.                                                              8,250            67,686
   SMK Corp.                                                                     143,000           659,368
*# Snow Brand Milk Products Co., Ltd.                                            418,500         1,285,040
   Snow Brand Seed Co., Ltd.                                                      30,000           118,324
   SNT Corp.                                                                      31,000           172,093
   Soda Nikka Co., Ltd.                                                           35,000           108,175
   Sodick Co., Ltd.                                                               87,000           641,653
 * Sofmap Co., Ltd.                                                                9,300            39,408
   Software Research Associates, Inc.                                             11,400           165,872
   Sogo Medical Co., Ltd.                                                          8,800           135,746
 * Sokkisha Co., Ltd.                                                             40,000           101,452
   Somar Corp.                                                                    22,000            68,206
   Sonton Food Industry Co., Ltd.                                                 27,000           289,881
   Sorun Corp.                                                                    41,000           245,549
   Sotetsu Rosen Co., Ltd.                                                        44,000           258,327
   Sotoh Co., Ltd.                                                                12,000           193,052
   Space Co., Ltd.                                                                22,380           207,544
*# SPC Electronics Corp.                                                          29,000           108,260
   SPK Corp.                                                                       7,800           109,869
   SRL, Inc.                                                                      33,000           380,264
 # SS Pharmaceutical Co., Ltd., Tokyo                                            212,000         1,386,371
   Star Micronics Co., Ltd.                                                      103,000           797,139
   Starzen Corp.                                                                 144,000           347,121
 # Stella Chemifa Corp.                                                           20,700           392,659
   Subaru Enterprise Co., Ltd.                                                    36,000           117,500
 # Sugi Pharmacy Co., Ltd.                                                         9,200           297,311
   Sugimoto & Co., Ltd.                                                           13,500           166,720
 # Sumida Corp.                                                                   29,790           827,862
   Suminoe Textile Co., Ltd.                                                     122,000           230,654
*# Sumitomo Coal Mining Co., Ltd.                                                239,500           344,053
   Sumitomo Densetsu Co., Ltd.                                                    50,700           211,786
 # Sumitomo Light Metal Industries,
     Ltd.                                                                        541,000           869,740
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                                                        413,600           438,288
   Sumitomo Pipe & Tube Co., Ltd.                                                 52,000           198,564
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                                         84,000           272,104
   Sumitomo Seika Chemicals Co., Ltd.                                            125,000           350,108
*# Sumitomo Titanium Corp.                                                        16,000           859,887
 # Sumitomo Warehouse Co., Ltd.                                                  254,000         1,150,432
   Sun Wave Corp.                                                                 80,000           301,548
   Sundrug Co., Ltd.                                                               6,400           199,222
   SunTelephone Co., Ltd.                                                         55,000           317,599
 # Suruga Corp.                                                                   15,400           279,204
 * Suzutan Co., Ltd.                                                              13,200           104,721
   SXL Corp.                                                                     129,000           232,982
   Sysmex Corp.                                                                   39,800         1,585,137
 # T.Hasegawa Co., Ltd.                                                           74,900         1,077,689
   Tabai Espec Corp.                                                              41,000           361,271
 # Tachihi Enterprise Co., Ltd.                                                   23,350           905,201
   Tachikawa Corp.                                                                32,300           202,764
   Tachi-S Co., Ltd.                                                              42,100           573,504
   Tadano, Ltd.                                                                  239,000         1,134,917
   Taihei Dengyo Kaisha, Ltd.                                                     70,000           353,668
 * Taihei Kogyo Co., Ltd.                                                        129,000           482,234
 * Taiheiyo Kouhatsu, Inc.                                                        90,000   $       120,049
   Taiho Kogyo Co., Ltd.                                                          42,000           426,361
   Taikisha, Ltd.                                                                 97,000         1,312,165
   Taisei Lamick Co., Ltd.                                                         8,500           206,084
   Taisei Rotec Corp.                                                            140,000           275,400
 # Taito Co., Ltd.                                                                70,000           179,901
 # Taito Corp.                                                                       619           821,579
   Takada Kiko Co., Ltd.                                                          31,000           180,878
   Takagi Securities Co., Ltd.                                                    94,000           246,406
   Takamatsu Corp.                                                                35,800         1,138,936
   Takano Co., Ltd.                                                               24,600           374,824
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                                 156,000           246,677
*# Taka-Q Co., Ltd.                                                               34,500            72,908
 # Takara Co., Ltd.                                                              224,000         1,105,376
   Takara Printing Co., Ltd.                                                      17,050           152,666
   Takara Standard Co., Ltd.                                                      36,000           212,485
 * Takarabune Corp.                                                               26,000               253
   Takasago International Corp.                                                  172,000           822,484
   Takasago Thermal Engineering Co.,
     Ltd.                                                                        160,000         1,026,283
   Takashima & Co., Ltd.                                                          60,000           146,988
   Takigami Steel Construction Co.,
     Ltd.                                                                         42,000           316,048
   Takiron Co., Ltd.                                                             131,000           592,696
 # Takuma Co., Ltd.                                                              163,000         1,182,717
   Tamura Corp.                                                                  139,000           548,876
 * Tamura Taiko Holdings, Inc.                                                   101,000           491,528
   Tanseisha Co., Ltd.                                                            26,000           101,648
 # Tasaki Shinju Co., Ltd.                                                        53,000           209,912
   Tateho Chemical Industries Co., Ltd.                                           26,500            96,869
   Tatsuta Electric Wire & Cable Co.,
     Ltd.                                                                        106,000           206,927
   Taya Co., Ltd.                                                                  5,000            40,021
   Tayca Corp.                                                                    74,000           208,016
*# TC Properties Co., Ltd.                                                       579,000                 0
   TCM Corp.                                                                     146,000           314,191
 * TDF Corp.                                                                      11,000            43,969
*# Teac Corp.                                                                    113,000           142,447
   Techno Ryowa, Ltd.                                                             32,200           181,250
   Tecmo, Ltd.                                                                    35,100           264,031
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                                                         38,000           381,925
   Teikoku Piston Ring Co., Ltd.                                                  63,000           562,147
   Teikoku Sen-I Co., Ltd.                                                        39,000           189,347
   Teikoku Tsushin Kogyo Co., Ltd.                                                89,000           362,716
   Tekken Corp.                                                                  289,000           481,936
   Ten Allied Co., Ltd.                                                           37,000           143,129
   Tenma Corp.                                                                    56,400           924,761
   Teraoka Seisakusho Co., Ltd.                                                   29,000           250,232
   Tetra Co., Ltd., Tokyo                                                         41,000           117,275
 * The Daito Bank, Ltd.                                                          186,000           299,644
   The Nisshin Oillio Group, Ltd.                                                346,000         1,546,584
   Three F Co., Ltd.                                                              12,200            98,842
   Tigers Polymer Corp.                                                           27,000           142,047
*# Titan Kogyo KK                                                                 36,000            78,788
 # TKC Corp.                                                                      55,900           874,360
   Toa Corp.                                                                     341,000           552,759
   Toa Doro Kogyo Co., Ltd.                                                       65,000           154,735
   Toa Oil Co., Ltd.                                                             145,000           256,602
 * Toabo Corp.                                                                    73,000            76,653

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 # Toagosei Co., Ltd.                                                            544,719   $     1,731,079
 * Tobu Store Co., Ltd.                                                           71,000           142,791
   TOC Co., Ltd.                                                                 119,000         1,012,297
 * Tocalo Co., Ltd.                                                               14,000           424,284
   Tochigi Bank, Ltd.                                                            209,000         1,151,998
   Tochigi Fuji Industrial Co., Ltd.                                              51,000           163,874
   Toda Kogyo Corp.                                                               84,000           329,437
   Todentu Corp.                                                                  57,000           162,524
   Toei Co., Ltd.                                                                265,000         1,136,701
   Toenec Corp.                                                                  175,000           712,364
   Tohcello Co., Ltd.                                                             47,000           195,781
   Toho Bank, Ltd.                                                               286,000         1,052,357
   Toho Co., Ltd.                                                                 43,000           348,288
*# Toho Rayon Co., Ltd.                                                          239,000           699,767
   Toho Real Estate Co., Ltd.                                                     98,000           373,189
   Toho Titanium Co., Ltd.                                                        56,000         1,370,390
   Toho Zinc Co., Ltd.                                                           217,000           556,990
   Tohoku Bank, Ltd.                                                             117,000           243,518
   Tohoku Misawa Homes Co., Ltd.                                                  24,000            86,695
 # Tohoku Pioneer Corp.                                                           34,000           635,277
   Tohoku Telecommunications
     Construction Co., Ltd.                                                       33,000           256,675
*# Tohpe Corp.                                                                    36,000            58,331
   Tohto Suisan Co., Ltd.                                                         54,000            99,613
   Tokai Carbon Co., Ltd.                                                        378,000         1,351,183
 # Tokai Corp.                                                                   138,000           522,250
 * Tokai Kanko Co., Ltd.                                                         333,000            90,809
   Tokai Konetsu Kogyo Co., Ltd.                                                  15,000            54,397
 * Tokai Lease Co., Ltd.                                                          18,000            35,107
   Tokai Pulp & Paper Co., Ltd.                                                  101,000           341,339
   Tokai Senko KK, Nagoya                                                         47,000            93,462
   Tokai Tokyo Securities Co., Ltd.                                              529,250         1,502,965
   Tokimec, Inc.                                                                 152,000           287,536
   Toko Electric Corp.                                                            39,000           125,212
   Toko, Inc.                                                                    171,000           485,068
   Tokushima Bank, Ltd.                                                          134,200           884,920
   Tokushu Paper Manufacturing Co.,
     Ltd.                                                                         80,000           384,387
   Tokyo Biso Kogyo Corp.                                                         19,000           126,900
   Tokyo Denpa Co., Ltd.                                                          11,000           124,168
   Tokyo Dome Corp.                                                              282,000         1,338,626
   Tokyo Electron Device, Ltd.                                                       144           369,448
   Tokyo Energy & Systems, Inc.                                                   61,000           276,077
 # Tokyo Kikai Seisakusho, Ltd.                                                  150,000           417,731
   Tokyo Leasing Co., Ltd.                                                       109,900         1,416,697
 # Tokyo Nissan Auto Sales Co., Ltd.                                              97,000           268,613
   Tokyo Rakutenchi Co., Ltd.                                                    109,000           430,947
*# Tokyo Rope Manufacturing Co., Ltd.                                            294,000           544,776
   Tokyo Sangyo Co., Ltd.                                                         36,500           110,256
   Tokyo Soir Co., Ltd.                                                           34,000           103,234
*# Tokyo Tekko Co., Ltd.                                                          67,000           241,652
   Tokyo Theatres Co., Inc., Tokyo                                               116,000           163,663
   Tokyo Tomin Bank, Ltd.                                                         32,800           685,650
   Tokyotokeiba Co., Ltd.                                                        526,000           859,550
   Tokyu Community Corp.                                                          22,800           369,732
 # Tokyu Livable Inc.                                                             29,300           993,059
   Tokyu Recreation Corp.                                                         48,000           276,264
 # Tokyu Store Chain Corp.                                                       175,000           846,044
   Toli Corp.                                                                    106,000           256,080
   Tomato Bank, Ltd.                                                             189,000           416,237
   Tomen Electronics Corp.                                                        15,000           785,619
 # Tomoe Corp.                                                                    65,000   $       264,694
   Tomoegawa Paper Co., Ltd.                                                      55,000           178,154
   Tomoku Co., Ltd.                                                              153,000           356,018
 # Tomy Co., Ltd.                                                                 36,900           538,472
   Tonami Transportation Co., Ltd.                                               165,000           498,805
 # Topcon Corp.                                                                   85,000         1,120,146
   Topre Corp.                                                                    98,000           729,910
 # Topy Industries, Ltd.                                                         405,000         1,465,701
   Torigoe Co., Ltd.                                                              35,000           185,354
   Torii Pharmaceutical Co., Ltd.                                                 54,100         1,119,065
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                                  47,000           262,103
   Tose Co., Ltd.                                                                 12,200           178,862
 # Toshiba Ceramics Co., Ltd.                                                    350,000         1,027,904
 # Toshiba Machine Co., Ltd.                                                     294,000         1,121,697
   Toshiba Plant Kensetsu Co., Ltd.                                              170,000           782,174
   Tosho Printing Co., Ltd.                                                      103,000           336,567
 * Totenko Co., Ltd.                                                              35,000            69,369
   Totetsu Kogyo Co., Ltd.                                                        53,000           214,124
 * Totoku Electric Co., Ltd., Tokyo                                               62,000           111,004
 # Tottori Bank, Ltd.                                                            163,000           608,627
   Touei Housing Corp.                                                            49,140         1,271,417
 * Toukei Computer Co., Ltd.                                                      14,710           201,603
   Towa Bank, Ltd.                                                               443,000           976,143
 * Towa Corp.                                                                     33,000           225,705
   Towa Meccs Corp.                                                               75,000            84,391
*# Towa Real Estate Development Co.,
     Ltd.                                                                         80,000           192,235
*# Toyama Chemicals Co., Ltd.                                                    359,000         1,288,441
   Toyo Bussan Co., Ltd.                                                          30,600           272,503
*# Toyo Communication Equipment Co.,
     Ltd.                                                                         89,000           407,854
 * Toyo Construction Co., Ltd.                                                   471,000           438,494
 # Toyo Corp.                                                                     59,700           698,850
   Toyo Electric Co., Ltd.                                                        67,000           187,328
*# Toyo Engineering Corp.                                                        473,000         1,314,742
 * Toyo Kanetsu KK                                                               220,000           356,684
   Toyo Kohan Co., Ltd.                                                          183,000           710,565
 # Toyo Radiator Co., Ltd.                                                       129,000           519,615
   Toyo Securities Co., Ltd.                                                     133,000           469,378
 * Toyo Shutter Co., Ltd.                                                         77,000           101,573
 * Toyo Sugar Refining Co., Ltd.                                                  60,000            84,906
   Toyo Tire & Rubber Co., Ltd.                                                  387,000         1,195,680
   Toyo Wharf & Warehouse Co., Ltd.                                              118,000           226,901
 # Trans Cosmos, Inc.                                                             43,800         1,497,596
   Trusco Nakayama Corp.                                                          57,400           856,820
   Tsubaki Nakashima Co., Ltd.                                                    93,500         1,153,131
   Tsubakimoto Chain Co.                                                         358,000         1,279,889
   Tsubakimoto Kogyo Co., Ltd.                                                    44,000           102,410
 # Tsudakoma Corp.                                                               101,000           307,483
 # Tsugami Corp.                                                                 165,000           484,746
   Tsukamoto Co., Ltd.                                                            44,000            87,538
   Tsukishima Kikai Co., Ltd.                                                     78,000           554,283
   Tsurumi Manufacturing Co., Ltd.                                                44,000           337,935
   Tsutsumi Jewelry Co., Ltd.                                                     37,700         1,104,894
   Tsutsunaka Plastic Industry Co., Ltd.                                          73,000           317,752
   Tsuzuki Denki Co., Ltd.                                                        36,000           132,625
   Tsuzuki Densan Co., Ltd.                                                       14,200            60,074
   TYK Corp.                                                                      67,000           181,962
   U.Store Co., Ltd.                                                              55,600           567,436
   Ube Material Industries, Ltd.                                                 144,000           345,018

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Uchida Yoko Co., Ltd.                                                          85,000   $       343,455
   Ueki Corp.                                                                     47,000           128,253
 # Unicafe, Inc.                                                                  10,360           154,028
   Unimat Offisco Corp.                                                           37,500           453,961
 # Union Tool Co.                                                                 40,400         1,355,688
*# Unitika, Ltd.                                                                 836,000           898,825
   U-Shin, Ltd.                                                                   40,000           277,881
   Utoc Corp.                                                                     68,000           168,092
   Valor Co., Ltd.                                                                32,000           667,462
   Vital-Net, Inc.                                                                72,100           475,548
   Wakachiku Construction Co., Ltd.                                              206,000           513,072
   Wakamoto Pharmaceutical Co., Ltd.                                              48,000           141,594
   Wakodo Co., Ltd.                                                                4,600           171,748
   Warabeya Nichiyo Co., Ltd.                                                     24,860           458,079
   Watabe Wedding Corp.                                                           13,200           288,790
   Watami Food Service Co., Ltd.                                                  72,200           560,781
   Weathernews, Inc.                                                              15,800           121,676
 * Wondertable, Ltd.                                                               8,000            10,282
   Wood One Co., Ltd.                                                             86,000           674,054
   Xebio Co., Ltd.                                                                21,100           639,507
   XNET Corp.                                                                         57           164,926
   Yahagi Construction Co., Ltd.                                                  59,000           222,693
   Yaizu Suisankagaku Industry Co.,
     Ltd.                                                                         20,100           198,379
   Yamagata Bank, Ltd.                                                           329,000         1,541,108
   Yamaichi Electronics Co., Ltd.                                                 28,400           333,902
   Yamamura Glass Co., Ltd.                                                      212,000           481,365
 # Yamatake Corp.                                                                127,300         1,337,454
*# Yamatane Corp.                                                                131,000           188,966
   Yamato Corp.                                                                   36,000           156,788
   Yamato International, Inc.                                                     43,000           271,723
   Yamato Kogyo Co., Ltd.                                                        118,000         1,585,473
   Yamaura Corp.                                                                  19,000            48,985
   Yamazen Co., Ltd.                                                             160,000           491,749
   Yaoko Co., Ltd.                                                                36,800           701,298
   Yaskawa Information Systems Corp.                                              11,700           106,421
   Yasuda Warehouse Co., Ltd.                                                     61,000           363,477
   Ye Data, Inc.                                                                  25,000            69,216
   Yellow Hat, Ltd., Tokyo                                                        39,600           332,294
 # Yodogawa Steel Works, Ltd.                                                    338,000         1,601,522
   Yokogawa Bridge Corp.                                                          74,400           463,833
 # Yokohama Reito Co., Ltd.                                                       80,000           520,388
   Yokowo Co., Ltd.                                                               32,300           380,980
   Yomeishu Seizo Co., Ltd.                                                       52,000           407,900
   Yomiuri Land Co., Ltd.                                                        157,000           479,385
   Yondenko Corp.                                                                 63,800           305,420
   Yonekyu Corp.                                                                  51,000           557,404
   Yonex Co., Ltd.                                                                41,000           356,489
   Yorozu Corp.                                                                   34,100           278,088
   Yoshimoto Kogyo Co., Ltd.                                                      60,000           540,886
   Yuasa Funashoku Co., Ltd.                                                      69,000           152,137
 * Yuasa Trading Co., Ltd.                                                       274,000           478,215
 * Yuken Kogyo Co., Ltd.                                                          60,000           165,981
   Yuki Gosei Kogyo Co., Ltd.                                                     31,000           103,880
 # Yukiguni Maitake Co., Ltd.                                                     35,600           269,664
   Yuraku Real Estate Co., Ltd.                                                   95,000           347,649
   Yurtec Corp.                                                                  148,000           721,300
 # Yushin Precision Equipment Co., Ltd.                                           25,740           387,156
   Yushiro Chemical Industry Co., Ltd.                                            24,000           374,690
 * Z-Plus Holdings Co., Ltd.                                                      52,000           154,794
   Zenrin Co., Ltd.                                                               63,700   $       783,837
 # Zensho Co., Ltd.                                                               24,600           630,296
 # Zeria Pharmacetical Co., Ltd.                                                  81,000           790,626
 # Zuken, Inc.                                                                    51,100           489,509
                                                                                           ---------------
 TOTAL COMMON STOCKS
    (Cost $623,310,440)                                                                        592,082,308
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.8%)
 * Japanese Yen
    (Cost $6,262,627)                                                                            6,275,614
                                                                                           ---------------

 RIGHTS/WARRANTS -- (0.0%)
 * BSL Corp. Bonus Warrants 01/31/05                                              42,190                 0
 * Kanematsu Corp. Warrants 03/31/06                                              20,125                 0
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                            0
                                                                                           ---------------
 TOTAL -- JAPAN
    (Cost $629,573,067)                                                                        598,357,922
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
 TEMPORARY CASH
  INVESTMENTS -- (22.5%)
 Repurchase Agreement, Deutsche
    Bank Securities & Mizuho Securities
    USA 1.96%, 12/01/04 (Collateralized
    by $167,173,427 U.S. Treasury
    Notes & STRIPS, rates ranging from
    1.625% to 11.75%, maturities ranging
    from 03/31/05 to 11/15/29, valued at
    $169,079,214) to be repurchased at
    $166,188,246
    (Cost $166,179,198)^                                                 $       166,179       166,179,198
 Repurchase Agreement, PNC Capital
    Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $7,650,000
    FNMA Notes 2.95%, 11/14/07,
    valued at $7,660,733) to be
    repurchased at $7,555,395
    (Cost $7,555,000)                                                              7,555         7,555,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH
    INVESTMENTS
    (Cost $173,734,198)                                                                        173,734,198
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $803,307,265)                                                                      $   772,092,120
                                                                                           ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   AUSTRALIA -- (41.5%)
   COMMON STOCKS -- (41.3%)
            A.I., Ltd.                                                                           129,195   $           19,475
            A.P. Eagers, Ltd.                                                                     26,648              147,537
            AAV, Ltd.                                                                            136,790              177,548
        #   ABB Grain, Ltd.                                                                      155,230              854,348
        #   ABC Learning Centres, Ltd.                                                           199,929              781,792
        *   Acclaim Exploration NL                                                               435,905               14,738
        *   Adacel Technologies, Ltd.                                                            113,249               26,162
            ADCorp Australia, Ltd.                                                               123,389              102,248
            Adelaide Bank, Ltd.                                                                  169,045            1,319,609
            Adelaide Brighton, Ltd.                                                              661,990              861,986
        #   Adsteam Marine, Ltd.                                                                 449,500              569,059
            Adtrans Group, Ltd.                                                                   32,047               88,256
        *   Agenix, Ltd.                                                                         267,186              119,595
        *   AGT Biosciences, Ltd.                                                                141,979               65,761
        *   Ainsworth Game Techology, Ltd.                                                       254,960              196,165
            AJ Lucas Group, Ltd.                                                                  85,235              108,150
            Alesco Corp., Ltd.                                                                   116,883              735,788
        *   Alkane Exploration, Ltd.                                                             185,165               26,959
        *   Allegiance Mining NL                                                                 274,272               30,708
        *   Altium, Ltd.                                                                         162,100               37,592
            Amalgamated Holdings, Ltd.                                                           213,820              686,094
            Amcom Telecommunications, Ltd.                                                       596,711               96,391
        *   Amity Oil NL                                                                         269,554              154,454
        *   Amrad Corp., Ltd.                                                                    211,023               84,580
        *   Anadis, Ltd.                                                                         136,900               58,377
        *   Anateus Energy, Ltd.                                                                 193,687               13,976
        *   Anvil Mining, Ltd.                                                                   343,284              157,148
            ARB Corporation, Ltd.                                                                116,670              344,900
        *   Arc Energy NL                                                                        321,280              332,723
            Ariadne Australia, Ltd.                                                              277,334               83,439
        *   Arrow Pharmaceuticals, Ltd.                                                          109,428            1,089,932
            Aspen Group, Ltd.                                                                     16,937                2,616
        *   Atlas Pacific, Ltd.                                                                   82,585               10,840
            AuIron Energy, Ltd.                                                                  105,891              184,424
            Ausdrill, Ltd.                                                                       172,389               67,902
            Ausmelt, Ltd.                                                                         36,118               11,760
            Auspine, Ltd.                                                                         89,325              266,955
        *   Austal, Ltd.                                                                         356,800              536,856
      # *   Austar United Communications, Ltd.                                                 2,120,181            1,474,613
        #   Austereo Group, Ltd.                                                                 719,528              900,309
            Austin Group, Ltd.                                                                    70,265               44,073
        *   Austral Coal, Ltd.                                                                   373,084              230,671
            Australian Agricultural Co., Ltd.                                                    344,519              397,085
      # *   Australian Magnesium Corp., Ltd.                                                     332,383                6,136

            Australian Pharmaceutical Industries, Ltd.                                           456,731            1,202,012
            Australian Pipeline Trust                                                            491,831            1,182,424
      # *   Australian Worldwide Exploration, Ltd.                                               465,421              702,127
            Auto Group, Ltd.                                                                      41,309               21,106
            Autron Corporation, Ltd.                                                             989,247              153,013
        #   AV Jennings Homes, Ltd.                                                              369,461              463,309
            Avatar Industries, Ltd.                                                               56,896               33,856
        *   Avexa, Ltd.                                                                           67,761               13,670
        *   Ballarat Goldfields NL                                                             1,250,496              168,964
        #   Bank of Queensland, Ltd.                                                             221,092            1,816,634
            Baxter Group, Ltd.                                                                    56,513              227,297
        *   BayCorp Advantage, Ltd.                                                              410,581              989,473
            Beach Petroleum NL                                                                 1,920,078              681,603
        *   Beaconsfield Gold NL                                                                  89,078               29,807
            Bendigo Bank, Ltd.                                                                   102,468              780,716
        *   Bendigo Mining NL                                                                    412,092              340,304
        *   Beyond International, Ltd.                                                            61,256               18,061
        *   Biota Holdings, Ltd.                                                                 158,536               70,905
            Blackmores, Ltd.                                                                      27,894              290,871
        *   Blina Diamonds, Ltd.                                                                  13,703                3,668
            Bolnisi Gold NL                                                                      288,627              133,110
        *   Boulder Group NL                                                                     717,587              106,251
        *   BQT Solutions, Ltd.                                                                  179,898               32,660
            Brazin, Ltd.                                                                         211,021              321,954
            BreakFree, Ltd.                                                                       92,162              242,958
            Bridgestone Australia, Ltd.                                                           49,000              134,624
        *   Broadcast Services Australia, Ltd.                                                   205,703               62,996
        *   Buka Mineral, Ltd.                                                                   210,323               63,200
            Cabcharge Austalia, Ltd.                                                             196,800              614,249
            Campbell Brothers, Ltd.                                                               90,980              641,536
            Candle Australia, Ltd.                                                                67,821              108,110
        *   Cape Range Wireless, Ltd.                                                          1,698,199               48,739
        #   Capral Aluminium, Ltd.                                                               167,379              308,116
            CDS Technologies, Ltd.                                                                61,294              120,634
            Cedar Woods Properties, Ltd.                                                          77,414              137,319
        *   Cellestis, Ltd.                                                                      147,658              365,112
            Cellnet Telecommunications Group, Ltd.                                                91,100              120,302
      # *   Centamin Egypt, Ltd.                                                                 996,437              226,208
            Centennial Coal, Ltd.                                                                464,685            1,446,281
            Central Equity, Ltd.                                                                 136,685              214,795
        *   Charter Pacific Corp., Ltd.                                                           72,823               19,964
        *   Charters Towers Gold Mines, Ltd.                                                     727,142               83,767
      # *   Chemeq, Ltd.                                                                         142,223              219,154
        *   Child Care Centres Australia, Ltd.                                                    62,315               93,473
        *   Chiquita Brands South Pacific, Ltd.                                                  250,903              151,451
            Circadian Technologies, Ltd.                                                          64,591              109,476
            Citect Corp., Ltd.                                                                   109,822               71,255
        *   Climax Mining, Ltd.                                                                  870,299               69,990
        *   Clough, Ltd.                                                                         817,737              315,975
            Clover Corp., Ltd.                                                                   269,348               78,803
        *   Cluff Resources Pacific NL                                                           911,746               17,452
            CMI, Ltd.                                                                             47,437               72,600
        *   CO2 Group, Ltd.                                                                      280,693              106,298
        #   Coates Hire, Ltd.                                                                    371,530            1,303,482

            Cochlear, Ltd.                                                                        97,156            1,768,754
            Coffey International, Ltd.                                                           105,045              162,339
            Collection House, Ltd.                                                               176,200              235,645
            Colorado Group, Ltd.                                                                 192,662              947,250
            Commander Communications, Ltd.                                                       256,819              474,375
            Consolidated Minerals, Ltd.                                                          320,225              544,942
        *   Coplex Resources NL                                                                  231,400               16,159
            Corporate Express Australia, Ltd.                                                    320,507            1,398,598
            Count Financial, Ltd.                                                                367,126              383,221
            Coventry Group, Ltd.                                                                  61,839              350,127
        *   CPI, Ltd.                                                                             68,585               42,987
            Crane Group, Ltd.                                                                     99,416              776,664
            Croesus Mining NL                                                                    798,235              367,827
        *   Crown Diamonds NL                                                                    300,000               53,130
            Danks Holdings, Ltd.                                                                  10,425              100,593
        #   DCA Group, Ltd.                                                                      509,294            1,322,469
            Devine, Ltd.                                                                         168,183               88,638
        *   Dioro Exploraration NL                                                               297,142               25,067
        *   Dominion Mining, Ltd.                                                                168,015               50,464
            Downer Group, Ltd.                                                                   513,745            1,778,260
        *   Dragon Mining NL                                                                     498,591              111,561
        *   Emporer Mines, Ltd.                                                                  168,840               82,972
            Energy Developments, Ltd.                                                            231,690              616,223
        *   Energy World Corp., Ltd.                                                             325,630                4,254
        #   Envestra, Ltd.                                                                     1,370,800            1,112,417
        *   Environmental Solutions International, Ltd.                                           67,364                3,345
            Equigold NL                                                                          252,890              302,108
        *   Equinox Minerals, Ltd.                                                                67,716               36,253
            Evans & Tate, Ltd.                                                                   160,542              131,603
            Fantastic Holdings, Ltd.                                                             146,410              610,746
            FKP, Ltd.                                                                            221,750              619,103
        #   Fleetwood Corp., Ltd.                                                                 77,785              522,367
        *   Forest Enterprises Australia, Ltd.                                                   387,869              194,986
        *   Fortescue Metals Group, Ltd.                                                         222,872              558,803
            Funtastic, Ltd.                                                                      210,036              433,265
        #   Futuris Corp., Ltd.                                                                1,170,799            1,910,497
            Gale Pacific, Ltd.                                                                    72,812              170,436
            Gazal Corp., Ltd.                                                                     98,175              281,529
        *   Geodynamics, Ltd.                                                                     89,459              103,638
        *   Giants Reef Mining, Ltd.                                                           1,400,196               82,895
            Globe International, Ltd.                                                            712,348              266,974
        *   Gold Aura                                                                             41,097                4,417
        *   Goldstream Mining NL                                                                 105,681               33,989
            Gowing Bros., Ltd.                                                                    60,296              123,279
        *   Gradipore, Ltd.                                                                      104,226               64,465
            Graincorp, Ltd. Series A                                                              78,059              796,619
            Grand Hotel Group                                                                    383,087              239,665
            GRD NL                                                                               379,594              822,614
        #   Great Southern Plantations, Ltd.                                                     437,017            1,278,184
            Green's Foods, Ltd.                                                                  129,747               93,209
            GUD Holdings, Ltd.                                                                   114,428              977,506
        #   Gunns, Ltd.                                                                          602,832            1,958,402
        *   Gutnick Resources NL                                                                  17,866                2,058
            GWA International, Ltd.                                                              490,586            1,243,414

        *   Gympie Gold, Ltd.                                                                    302,445              131,413
        *   Hardman Resources NL                                                                 977,372            1,354,713
            Harvey World Travel, Ltd.                                                             52,100               58,432
            Health Communication Network, Ltd.                                                   106,000              134,362
            Healthscope, Ltd.                                                                    157,155              488,845
            Henry Walker Eltin Group, Ltd.                                                       360,324              157,360
        *   Herald Resources, Ltd.                                                                69,910               46,358
            HGL, Ltd.                                                                             84,970              128,181
        #   Hills Industries, Ltd.                                                               279,879              912,400
            Home Building Society, Ltd.                                                           18,776               89,047
        *   Horizon Oil NL                                                                       752,832               95,906
            Housewares International, Ltd.                                                       293,921              609,014
            HPAL, Ltd.                                                                           193,847              234,207
        *   Hutchison Telecommunications (Australia), Ltd.                                     1,153,996              323,826
        *   IBA Health, Ltd.                                                                     322,750              162,059
            IInet, Ltd.                                                                          136,659              316,593
            Iluka Resources, Ltd.                                                                398,111            1,799,395
        *   Imdex, Ltd.                                                                          135,662               19,780
            Incitec Pivot, Ltd.                                                                   67,442            1,097,905
        *   Independent Practioner Network, Ltd.                                                 457,414               13,486
        *   Indophil Resources NL                                                                250,607               74,888
        #   Infomedia, Ltd.                                                                      598,900              371,341
            Institute of Drug Technology Australia, Ltd.                                          82,205              145,695
            Integrated Group, Ltd.                                                               145,820              282,177
            Integrated Research, Ltd.                                                            261,513              105,015
        *   Intellect Holdings, Ltd.                                                             403,028               12,092
        *   Intermoco, Ltd.                                                                    1,067,459               62,396
        *   International All Sports, Ltd.                                                        58,815               15,480
            Investor Group, Ltd.                                                                 112,388              341,462
        #   ION, Ltd.                                                                            419,349              319,580
            Iress Market Technology, Ltd.                                                        176,883              498,069
            IWL, Ltd.                                                                             81,474              142,300
        *   Ixla, Ltd.                                                                            89,921                1,605
            JDV, Ltd.                                                                            123,805               74,312
        #   Jones (David), Ltd.                                                                  707,771            1,265,632
            Jubilee Mines NL                                                                     224,549              767,701
            K&S Corp., Ltd.                                                                       93,878              213,490
        *   Kagara Zinc, Ltd.                                                                    276,962              194,430
            Keycorp, Ltd.                                                                        156,412              220,038
        *   Kimberley Diamond Co. NL                                                             274,068              213,428
        #   Kingsgate Consolidated NL                                                            141,645              285,453
            Kresta Holdings, Ltd.                                                                231,002               99,956
        *   Lakes Oil NL                                                                       2,055,217               79,469
            Lemarne Corp., Ltd.                                                                   20,790               40,808
        *   Leyshon Resources, Ltd.                                                              103,357               38,047
            Lighting Corp., Ltd.                                                                 112,500               69,364
        *   LionOre Mining International, Ltd.                                                    25,843              149,482
        *   Lynas Gold NL                                                                        433,768              125,462
        #   MacArthur Coal, Ltd.                                                                 265,423              870,588
            MacMahon Holdings, Ltd.                                                              593,580              222,369
        *   Macmin Silver, Ltd.                                                                  343,722               39,418
        *   Macquarie Corporate Telecommunications, Ltd.                                         350,192               51,502
            Macquarie Goodman Management, Ltd.                                                   465,692            1,272,113
            Magellan Petroleum Australia, Ltd.                                                    32,760               33,526

        *   Magnesium International, Ltd.                                                        656,061               34,023
        *   Maryborough Sugar Factory, Ltd.                                                          600                3,434
        *   Matrix Oil NL                                                                        557,000               19,016
            MaxiTRANS Industries, Ltd.                                                           273,119              225,572
        #   McGuigan Simeon Wines, Ltd.                                                          291,513            1,186,362
            McPherson's, Ltd.                                                                    103,232              438,880
        *   Medica Holdings, Ltd.                                                                 31,587               17,556
            Melbourne IT, Ltd.                                                                    83,305               87,074
      # *   Metabolic Pharmaceuticals, Ltd.                                                      700,000              967,725
      # *   Metal Storm, Ltd.                                                                    791,640              166,847
        #   Miller's Retail, Ltd.                                                                493,726              461,973
        *   Minara Resources, Ltd.                                                               846,370            1,421,569
            Mincor Resources NL                                                                  333,960              164,299
            Monadelphous Group, Ltd.                                                              40,803              253,732
      # *   Mosaic Oil NL                                                                        756,146              148,653
        *   MPI Mines, Ltd.                                                                      170,592              293,988
        *   MPI Mines, Ltd. Leviathan Entitlements                                                56,864               34,414
        *   MXL, Ltd.                                                                            512,804               34,697
            MYOB, Ltd.                                                                           698,496              745,632
            Namoi Cotton Cooperative, Ltd.                                                       152,330               69,156
            National Can Industries, Ltd.                                                         97,017              112,994
        *   Norwood Abbey, Ltd.                                                                  245,896              121,412
        *   Nova Health, Ltd.                                                                    162,859               29,066
        *   Novera Energy, Ltd.                                                                  314,130               83,272
      # *   Novogen, Ltd.                                                                        166,644              718,861
            Nufarm, Ltd.                                                                         287,774            1,835,428
        *   Nylex, Ltd.                                                                        1,110,199              339,680
            Oakton, Ltd.                                                                         130,899              144,695
        #   Oamps, Ltd.                                                                          182,284              488,184
        *   Occupational & Medical Innovations, Ltd.                                              31,208               33,587
        *   Orbital Engine Corp., Ltd.                                                           537,358               48,297
            OrotonGroup, Ltd.                                                                     76,854              169,606
        *   Oxiana, Ltd.                                                                       2,124,170            1,710,523
            Pacific Group, Ltd.                                                                  248,624              702,617
            Pacific Hydro, Ltd.                                                                  378,635            1,080,005
        *   Paladin Resources, Ltd.                                                              573,901              230,885
        *   Palm Springs, Ltd.                                                                   222,804               25,801
        *   Pan Pacific Petroleum NL                                                             327,800               34,317
        *   Panbio, Ltd.                                                                          58,078               16,544
        *   Payce Consolidated, Ltd.                                                              18,000               37,685
            Penfold Buscombe, Ltd.                                                                54,588               79,134
        *   People Telecom, Ltd.                                                                 274,060               35,717
            Peppercorn Management Group, Ltd.                                                     22,267              183,484
        *   Peptech, Ltd.                                                                        281,015              440,441
        *   Perilya Mines NL                                                                     263,500              174,648
        *   Perseverance Corp., Ltd.                                                             917,246              274,396
      # *   Petsec Energy, Ltd.                                                                  203,974              223,842
        *   Plantcorp NL                                                                           4,329                    0
            Plaspak Group, Ltd.                                                                   99,965               72,596
      # *   PMP, Ltd.                                                                            497,872              777,364
        *   Polartechnics, Ltd.                                                                   43,405               15,292
            Port Bouvard, Ltd.                                                                   108,200              113,668
        *   Port Douglas Reef Resorts, Ltd.                                                      251,655               16,612
            Portman, Ltd.                                                                        343,890              803,275

        *   PowerTel, Ltd. Series B                                                              110,422              119,017
        *   Prana Biotechnology, Ltd.                                                            195,424               80,563
        *   Precious Metals Australia, Ltd.                                                       10,606                1,263
        *   Preston Resources NL                                                                  64,000                1,171
            Primary Health Care, Ltd.                                                            196,419            1,214,515
            Prime Television, Ltd.                                                               210,595              514,192
        *   Primelife Corp., Ltd.                                                                 99,482              128,862
        *   Progen Industries, Ltd.                                                               64,862              264,698
            Programmed Maintenance Service, Ltd.                                                 124,246              319,349
            Queensland Cotton Holdings, Ltd.                                                      47,054              164,307
        *   Quiktrak Networks P.L.C. Entitlement Shares                                           23,875                    0
        *   Quiktrak Networks, Ltd.                                                                7,401                  574
            Ramsay Health Care, Ltd.                                                             230,574            1,316,240
            Raptis Group, Ltd.                                                                    12,000                6,675
            Rebel Sport, Ltd.                                                                    132,283              322,855
        *   Redfire Resources NL                                                                 859,797              125,519
            Reece Australia, Ltd.                                                                185,260            1,677,477
        *   Reinsurance Australia Corp., Ltd.                                                    399,993              176,524
        *   Reliance Mining, Ltd.                                                                105,540               36,690
            Repcol, Ltd.                                                                         308,668              100,322
        *   Resolute Mining, Ltd.                                                                287,264              335,706
        *   Resonance Health, Ltd.                                                                29,264                3,389
            Ridley Corp., Ltd.                                                                   607,544              639,017
            Roberts, Ltd.                                                                         18,045              108,786
        *   Roc Oil Co., Ltd.                                                                    311,181              441,017
            Rock Building Society, Ltd.                                                           11,373               32,970
            Ross Human Directions, Ltd.                                                          121,481               91,853
            Rural Press, Ltd.                                                                     38,633              300,631
            S8, Ltd.                                                                             118,171              136,244
            Salmat, Ltd.                                                                         200,045              750,552
            Schaffer Corp., Ltd.                                                                  33,766              347,264
            SDI, Ltd.                                                                            200,815              288,252
        *   Sedimentary Holdings, Ltd.                                                           577,321              122,403
            Select Harvests, Ltd.                                                                 71,550              456,764
        *   Senetas Corp., Ltd.                                                                  240,406               45,755
            Servcorp, Ltd.                                                                       156,000              323,088
            Seven Network, Ltd.                                                                  319,923            1,555,996
        #   SFE Corp., Ltd.                                                                      225,787            1,432,702
            Sigma Co., Ltd.                                                                      256,868            1,851,638
        *   Silex System, Ltd.                                                                   235,100              228,479
            Sims Group, Ltd.                                                                     150,718            2,079,144
        *   Sino Gold, Ltd.                                                                      235,144              417,456
      # *   Sirtex Medical, Ltd.                                                                  96,109              206,398
            Skilled Engineering, Ltd.                                                            153,706              304,130
            Smorgon Steel Group, Ltd.                                                          1,498,240            1,388,420
            SMS Management & Technology, Ltd.                                                    507,212              133,921
        *   Sons of Gwalia, Ltd.                                                                 253,252              255,447
        #   Southern Cross Broadcasting (Australia), Ltd.                                        103,651            1,240,178
        *   Southern Pacific Petroleum NL                                                        698,740              130,116
            SP Telecommunications, Ltd.                                                          583,805              973,161
        #   SPC Ardmona, Ltd.                                                                    352,780              579,497
        #   Spotless Group, Ltd.                                                                 377,303            1,440,908
        *   St. Barbara Mines, Ltd.                                                              375,500               21,652
            Star Games, Ltd.                                                                     132,410              144,339

        *   Starpharma Holdings, Ltd.                                                            178,465              103,453
        *   Straits Resources, Ltd.                                                              212,913              303,856
        *   Strategic Minerals Corp. NL                                                          358,100               35,994
        *   Strathfield Group, Ltd.                                                              492,553               83,869
        *   Striker Resources NL                                                                 435,484               17,532
        #   STW Communications Group, Ltd.                                                       295,275              720,251
        #   Sunland Group, Ltd.                                                                  370,446              524,239
            Sydney Aquarium, Ltd.                                                                 49,135              204,655
        *   Sydney Gas, Ltd.                                                                     402,065              304,434
            Symex Holdings, Ltd.                                                                 163,000              172,537
        *   Taipan Resources NL                                                                2,475,883              123,267
        *   Tandou, Ltd.                                                                           3,410                4,461
        *   Tap Oil, Ltd.                                                                        269,296              382,728
            Technology One, Ltd.                                                                 587,800              281,834
            Tectonic Resources NL                                                                259,183               73,758
        *   Television & Media Services, Ltd.                                                  2,000,584               65,072
            Tempo Service, Ltd.                                                                  184,359              173,727
            Thakral Holdings Group                                                               948,383              534,300
            The Gribbles Group, Ltd.                                                             780,300              374,098
            Ticor, Ltd.                                                                          455,148              527,588
        #   Timbercorp, Ltd.                                                                     373,920              594,064
        *   Titan Resources NL                                                                   297,586               49,371
        *   Tooth & Co., Ltd.                                                                    153,000               14,129
            Transfield Services, Ltd.                                                            258,722            1,237,451
            Triako Resources, Ltd.                                                                25,400               32,506
            Troy Resources NL                                                                     72,048              199,862
            Trust Company of Australia, Ltd.                                                      53,206              357,646
            United Group, Ltd.                                                                   185,592              925,193
        *   Unitract, Ltd.                                                                       147,406              115,516
            UXC, Ltd.                                                                            230,697              146,276
            VeCommerce, Ltd.                                                                      13,680               15,901
        *   Ventracor, Ltd.                                                                      331,714              386,827
        *   Victoria Petroleum NL                                                              2,180,492               79,049
            Villa World, Ltd.                                                                    185,574              221,134
      # *   Village Roadshow, Ltd.                                                               591,536              912,883
        *   Virotec International NL                                                             298,151              124,809
            Vision Systems, Ltd.                                                                 281,036              263,897
        *   Voicenet (Australia), Ltd.                                                           495,284                7,241
            Volante Group, Ltd.                                                                  211,215              248,067
            Waterco, Ltd.                                                                         22,304               69,053
            Watpac, Ltd.                                                                         139,743              138,434
        #   Wattyl, Ltd.                                                                         136,317              403,654
        *   Webster, Ltd.                                                                         33,551               22,251
        *   Wedgetail Exploration NL                                                           1,413,422               59,981
            Wide Bay Capricorn Building Society, Ltd.                                             35,356              182,831
            Worley Group, Ltd.                                                                   283,762            1,197,893
        *   Yates, Ltd.                                                                           60,281                2,421
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $98,124,864)                                                                                           130,771,728
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Australian Dollar                                                                                         409,212
                                                                                                           ------------------
   (Cost $387,262)

   PREFERRED STOCKS -- (0.1%)
            Southern Cross Broadcasting (Australia), Ltd.                                         12,034              140,057
        *   Village Roadshow, Ltd. 2% Class A                                                     55,477               73,339
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $205,920)                                                                                                  213,396
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ainsworth Game Technology, Ltd. Rights 12/10/04                                       33,994                  396
        *   Allegiance Mining NL Rights 12/15/04                                                  27,427                  943
        *   Axon Instruments, Inc. Options 01/02/07                                               16,148                    0
        *   CBH Resources, Ltd. Rights 12/10/04                                                  171,959                    0
        *   Macmin Silver, Ltd. Options 10/30/08                                                  38,191                2,104
      # *   Mosaic Oil NL Options 09/30/05                                                        48,415                3,005
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $98)                                                                                                         6,448
                                                                                                           ------------------

   TOTAL -- AUSTRALIA
     (Cost $98,718,144)                                                                                           131,400,784
                                                                                                           ------------------

   HONG KONG -- (22.8%)
   COMMON STOCKS -- (22.8%)
        *   139 Holdings, Ltd.                                                                 6,200,000               17,500
            ABC Communications (Holdings), Ltd.                                                  930,000               69,190
            Aeon Credit Service (Asia) Co., Ltd.                                                 740,000              485,286
            ALCO Holdings, Ltd.                                                                  740,000              189,854
            Allan International Holdings, Ltd.                                                   592,000               94,372
        *   Allied Group, Ltd.                                                                   559,200              574,606
        *   Allied Properties, Ltd.                                                              802,600              412,284
        *   Anex International Holdings, Ltd.                                                    152,000                2,072
        *   Applied International Holdings, Ltd.                                               1,243,000               19,465
        *   APT Satellite Holdings, Ltd.                                                         599,000              110,003
            Artel Solutions Group Holdings, Ltd.                                               2,315,000               67,413
            Arts Optical International Holdings, Ltd.                                            468,000              159,377
            Asia Aluminum Holdings, Ltd.                                                       2,084,000              240,418
        *   Asia Commercial Holdings, Ltd.                                                        72,800                4,243
            Asia Financial Holdings, Ltd.                                                      1,976,908              486,945
        *   Asia Logistics Technologies, Ltd.                                                     22,140                3,871
            Asia Satellite Telecommunications Holdings, Ltd.                                     233,000              452,304
        *   Asia Standard International Group, Ltd.                                            6,780,000              356,109
        *   Asia Tele-Net & Technology Corp., Ltd.                                               521,000               29,975
            Associated International Hotels, Ltd.                                                898,000              728,507
            Automated Systems Holdings, Ltd.                                                     340,000               55,377
            Baltrans Holdings, Ltd.                                                              376,000              133,920
        *   Beijing Development (Hong Kong), Ltd.                                                166,000               21,298
            Bossini International Holdings, Ltd.                                               1,801,500              467,049
            Bright International Group, Ltd.                                                     710,000               73,083
            Cafe de Coral Holdings, Ltd.                                                         350,000              402,703
        *   Capital Prosper, Ltd.                                                                480,000                4,198
        *   Capital Strategic Investment, Ltd.                                                    30,500                2,389
        *   Cash Financial Services Group, Ltd.                                                   27,018                  623

        *   Casil Telecommunications Holdings, Ltd.                                            1,420,000               78,666
        *   Catic International Holdings, Ltd.                                                 5,332,000               92,448
            CCT Telecom Holdings, Ltd.                                                           472,970               76,257
            CEC International Holdings, Ltd.                                                     210,000                4,510
        *   Celestial Asia Securities Holdings, Ltd.                                             426,036               22,892
        *   Central China Enterprises, Ltd.                                                      210,400               18,033
        #   Champion Technology Holdings, Ltd.                                                 1,329,386              235,337
            Chaoda Modern Agriculture (Holdings), Ltd.                                         1,536,000              556,436
            Chen Hsong Holdings, Ltd.                                                          1,210,000              769,266
            Cheuk Nang (Holdings), Ltd.                                                          112,501               58,712
        *   Cheung Tai Hong Holdings, Ltd.                                                       100,920                4,779
            Chevalier International Holdings, Ltd.                                               441,482              354,909
            Chevalier Itech Holdings, Ltd.                                                       355,250               47,783
        *   China Aerospace International Holdings, Ltd.                                       3,384,000              195,383
        *   China Bio-medical Group, Ltd.                                                        415,000                8,005
        *   China City Natural Gas Holdings, Ltd.                                             10,488,000               26,983
        *   China Digicontent Co., Ltd.                                                        2,710,000                3,485
            China Everbright International, Ltd.                                               3,945,000              262,654
        *   China Everbright Technology, Ltd.                                                  3,244,000              155,712
      # *   China Gas Holdings, Ltd.                                                           2,026,000              331,991
            China Hong-Kong Photo Products Holdings, Ltd.                                      1,909,000              129,970
            China Insurance International Holdings Co., Ltd.                                     856,000              384,547
        *   China Investments Holdings, Ltd.                                                     210,000                4,537
        *   China Motion Telecom International, Ltd.                                             257,000                9,969
            China Motor Bus Co., Ltd.                                                             74,000              530,942
        *   China Nan Feng Group, Ltd.                                                            28,800                  389
        #   China National Aviation Co., Ltd.                                                  1,552,000              322,441
            China Online (Bermuda), Ltd.                                                         296,240               47,999
            China Pharmaceutical Enterprise and Investment Corp., Ltd.                           754,000              193,839
            China Rare Earth Holdings, Ltd.                                                    1,180,000              163,921
            China Resources Land, Ltd.                                                         2,658,000              451,045
            China Resources Logic, Ltd.                                                        3,796,000              447,704
        *   China Rich Holdings, Ltd.                                                          3,380,000               16,518
        *   China Sci-Tech Holdings, Ltd.                                                      2,786,000                9,580
        *   China Star Entertainment, Ltd.                                                       440,292               42,383
        *   China Strategic Holdings, Ltd.                                                     1,368,500               97,758
        #   China Travel International Investment, Ltd.                                        1,276,000              384,896
            Chinney Investments, Ltd.                                                          1,144,000               97,060
        *   Chitaly Holdings, Ltd.                                                               150,000              113,458
            Chow Sang Sang Holdings International, Ltd.                                          721,400              338,077
            Chuangs China Investments, Ltd.                                                    1,347,000               83,222
            Chuang's Consortium International, Ltd.                                            1,858,884              171,677
            Chun Wo Holdings, Ltd.                                                             1,671,917              231,596
            Chung Tai Printing Holdings, Ltd.                                                    548,000               87,975
        *   CITIC 21CN Co., Ltd.                                                               1,536,000              463,109
        *   CITIC Resources Holdings, Ltd.                                                     1,790,000              362,846
            City e Solutions, Ltd.                                                               186,000               20,047
            City Telecom (H.K.), Ltd.                                                          1,070,000              221,129
      # *   Clear Media, Ltd.                                                                    340,000              341,536
        *   Climax International Co., Ltd.                                                       296,000                1,296
        #   CNPC (Hong Kong), Ltd.                                                             2,680,000              430,399
        *   CNT Group, Ltd.                                                                    3,078,000               71,070
        *   Coastal Greenland, Ltd.                                                            2,440,000               50,103
            COFCO International, Ltd.                                                          1,042,000              457,706

        *   Compass Pacific Holdings, Ltd.                                                       624,000               23,272
        *   Computer & Technologies Holdings, Ltd.                                               432,000               58,706
            Continental Holdings, Ltd.                                                            98,825               10,666
            Continental Mariner Investment Co., Ltd.                                           1,328,000              259,056
        *   COSCO International Holdings, Ltd.                                                 2,573,600              451,986
        #   Coslight Technology International Group, Ltd.                                        626,000              170,814
        *   Cosmos Machinery Enterprises, Ltd.                                                 1,126,400               54,779
        *   Crocodile Garments, Ltd.                                                           1,539,000               82,946
            Cross Harbour Tunnel Co., Ltd.                                                       386,520              230,953
        *   Culturecom Holdings, Ltd.                                                          3,767,000              265,489
        *   Dah Hwa International Holdings, Ltd.                                               1,062,000               39,512
        *   Dan Form Holdings Co., Ltd.                                                        2,386,600              116,822
        *   Daqing Petroleum & Chemical Group, Ltd.                                            1,375,000              104,033
            Dickson Concepts International, Ltd.                                                 498,300              578,211
        *   Digital China Holdings, Ltd.                                                       1,416,000              436,117
        *   DVN Holdings, Ltd.                                                                   744,490              149,297
        *   Dynamic Global Holdings, Ltd.                                                      3,522,000               19,023
            Dynamic Holdings, Ltd.                                                               244,000               35,203
            Easyknit International Holdings, Ltd.                                                282,860                5,165
        *   Eforce Holdings, Ltd.                                                              2,620,000               18,738
            Egana Jewelry and Pearls                                                             331,789               59,301
        #   Eganagoldfeil Holdings, Ltd.                                                       2,017,235              406,183
            Emperor International Holdings, Ltd.                                                  90,436              160,584
        *   e-New Media Co., Ltd.                                                                320,000               10,481
        *   eSun Holdings, Ltd.                                                                  653,600               71,180
        *   Extrawell Pharmaceutical Holdings, Ltd.                                            3,220,000              102,227
            Ezcom Holdings, Ltd.                                                                  72,576                2,988
        *   Fairwood Holdings, Ltd.                                                               42,600               16,680
        #   Far East Consortium International, Ltd.                                            1,948,929              748,524
        *   Far East Hotels & Entertainment, Ltd.                                              1,853,000              119,970
            Far East Pharmaceutical Technology Co., Ltd.                                       3,216,000               28,124
        *   First Natural Foods Holdings, Ltd.                                                   295,000               22,340
            First Sign International Holdings, Ltd.                                            1,424,000               42,581
            Fong's Industries Co., Ltd.                                                          304,000              262,000
        *   Forefront International Holdings, Ltd.                                               658,000               48,233
        *   Fortuna International Holdings, Ltd.                                               9,344,000               20,154
        *   Foundation Group, Ltd.                                                                83,800                1,983
        *   Founder Holdings, Ltd.                                                             1,854,000              164,305
            Fountain Set Holdings, Ltd.                                                          508,000              371,554
            Four Seas Frozen Food Holdings, Ltd.                                                 347,184               58,427
            Four Seas Mercantile Holdings, Ltd.                                                  592,000              213,170
        *   Fujian Holdings, Ltd.                                                                237,800                7,650
            Fujikon Industrial Holdings, Ltd.                                                    532,000               76,656
        *   Fushan Holdings, Ltd.                                                              2,566,000              143,341
        *   GeoMaxima Energy Holdings, Ltd.                                                    5,810,000               63,222
            Giordano International, Ltd.                                                       1,128,000              709,383
        *   Global China Group Holdings, Ltd.                                                  3,022,000              157,407
            Global Green Tech Group, Ltd.                                                      1,336,000              114,752
        *   Global Tech (Holdings), Ltd.                                                       5,612,000               36,086
            Glorious Sun Enterprises, Ltd.                                                     1,650,000              581,787
            Gold Peak Industries (Holdings), Ltd.                                              1,059,250              271,825
        *   Goldbond Group Holdings, Ltd.                                                      2,609,500               51,245
            Golden Meditech Company, Ltd.                                                        533,802              128,875
            Golden Resources Development International, Ltd.                                   1,456,500               70,169

        *   Gold-Face Holdings, Ltd.                                                           2,003,600              139,140
            Goldlion Holdings, Ltd.                                                            1,438,000              142,195
            Golik Holdings, Ltd.                                                                 930,500               28,632
            Good Fellow Group, Ltd.                                                            3,488,000              110,892
        *   Gorient Holdings, Ltd.                                                                 7,370                   66
            Grande Holdings, Ltd.                                                                258,000              263,036
        *   Great Wall Cybertech, Ltd.                                                        15,795,170               20,313
        #   Group Sense (International), Ltd.                                                  2,062,000              203,327
            Guangdong Brewery Holdings, Ltd.                                                   2,212,000              682,524
        *   Guangnan Holdings, Ltd.                                                           14,216,000              264,101
        #   Guangzhou Investment Co., Ltd.                                                     4,058,000              406,350
        *   Guo Xin Group, Ltd.                                                                3,640,000               80,258
        *   Guorun Holdings, Ltd.                                                              2,125,000              110,304
            GZI Transport, Ltd.                                                                1,820,000              555,122
            Hang Fung Gold Technology, Ltd.                                                      762,000              118,322
            Hang Ten Group Holdings, Ltd.                                                          5,850                  825
            Hanny Holdings, Ltd.                                                                 186,658               74,184
        *   Hansom Eastern Holdings, Ltd.                                                      3,473,235               25,456
            Harbour Centre Development, Ltd.                                                     517,000              578,480
            Harbour Ring International Holdings, Ltd.                                          3,306,000              305,295
        *   Hen Fung Holdings, Ltd.                                                            1,740,000               39,662
            Henderson China Holdings, Ltd.                                                       815,000              413,715
            Heng Tai Consumables Group, Ltd.                                                     530,000               88,309
        #   Hengan International Group Co., Ltd.                                                 628,000              387,751
            High Fashion International, Ltd.                                                     268,000               53,470
            HKR International, Ltd.                                                            1,884,860              996,242
            Hon Kwok Land Investment Co., Ltd                                                    572,535              132,366
            Hong Kong Catering Management, Ltd.                                                  512,000               87,331
        *   Hong Kong Construction Holdings, Ltd.                                                970,000               64,988
            Hong Kong Ferry (Holdings) Co., Ltd.                                                 671,300              741,218
        *   Hong Kong Parkview Group, Ltd.                                                     1,130,000               78,473
        *   Hong Kong Pharmaceuticals Holdings, Ltd.                                           1,834,000               45,756
            Hongkong Chinese, Ltd.                                                             2,126,000              284,295
        *   Hop Hing Holdings, Ltd.                                                              660,265               29,719
            Hopson Development Holdings, Ltd.                                                  1,246,000              344,454
        *   Hsin Chong Construction Group, Ltd.                                                1,569,658               84,893
            Hua Han Bio-Pharmaceutical Holdings, Ltd.                                            208,000               25,125
        *   Huabao International Holdings, Ltd.                                                   19,300                2,260
        *   Huafeng Textile International Group, Ltd.                                            248,000               23,885
        *   Hualing Holdings, Ltd.                                                             1,344,000               68,117
            Hung Hing Printing Group, Ltd.                                                       266,000              203,151
        *   Hycomm Wireless, Ltd.                                                              4,709,000               33,041
            I-Cable Communications, Ltd.                                                         888,000              350,791
        *   I-China Holdings, Ltd.                                                               375,756                9,641
            IDT International, Ltd.                                                            4,028,486              890,691
        *   Imagi International Holdings, Ltd.                                                   137,400               25,598
        *   Innomaxx Biotechnology Group, Ltd.                                                 3,050,000              111,325
        *   Interchina Holdings Co., Ltd.                                                      8,130,000              243,241
            International Bank of Asia, Ltd.                                                     462,000              195,372
        *   Inworld Group, Ltd.                                                                    2,036                    9
        *   ITC Corp., Ltd.                                                                      466,157               40,005
            JCG Holdings, Ltd.                                                                   414,000              337,994
        *   Jinhui Holdings Co., Ltd.                                                             16,000               44,476
        *   Joyce Boutique Holdings, Ltd.                                                        514,000               28,948

        *   Junefield Department Store Group, Ltd.                                               256,000                3,301
        #   K Wah International Holdings, Ltd.                                                 3,096,364              794,345
            K. Wah Construction Materials, Ltd.                                                2,455,075              965,456
        *   Kader Holdings Co., Ltd.                                                             545,600               11,583
        *   Kanstar Environmental Paper Products Holdings, Ltd.                                1,220,000               47,675
            Karrie International Holdings, Ltd.                                                  488,000              169,059
            Keck Seng Investments (Hong Kong), Ltd.                                              858,600              247,220
            Kee-Shing Holdings Co., Ltd.                                                         886,000               84,389
            Kin Yat Holdings, Ltd.                                                               586,000               51,195
            King Fook Holdings, Ltd.                                                           1,000,000               77,407
        *   King Pacific International Holdings, Ltd.                                          1,404,200               22,031
            Kingdee International Software Group Co., Ltd.                                       638,000              182,274
            Kingmaker Footwear Holdings, Ltd.                                                  1,058,750              271,246
        *   Kong Sun Holdings, Ltd.                                                            2,198,000                7,067
            Kowloon Development Co., Ltd.                                                        604,000              638,857
        *   KPI Co., Ltd.                                                                        396,000                6,503
            KTP Holdings, Ltd.                                                                   560,400               40,987
        *   Kwong Sang Hong International, Ltd.                                                1,434,000              223,104
            Kwoon Chung Bus Holdings, Ltd.                                                       556,000               96,456
        *   Lai Sun Development Co., Ltd.                                                      7,592,000              185,463
        *   Lai Sun Garment (International), Ltd.                                              2,325,000              110,382
            Lam Soon (Hong Kong), Ltd.                                                           302,310              103,168
            Le Saunda Holdings, Ltd.                                                             236,000               33,928
        *   Leadership Publishing Group, Ltd.                                                    250,511                  973
        *   Leading Spirit High-Tech Holdings Co., Ltd.                                        2,310,000                2,971
        *   Lee & Man Holdings, Ltd.                                                             566,000               82,870
            Lerado Group (Holding) Co., Ltd.                                                   1,048,000              152,102
        *   LifeTec Group, Ltd.                                                                1,383,000               20,405
            Lippo, Ltd.                                                                        1,074,760              283,113
            Liu Chong Hing Bank, Ltd.                                                            293,000              436,851
            Liu Chong Hing Investment, Ltd.                                                      635,200              498,034
            Luk Fook Holdings (International), Ltd.                                              690,000              165,730
            Luks Industrial Group, Ltd.                                                          645,555              108,610
            Lung Kee (Bermuda) Holdings, Ltd.                                                  1,071,875              633,901
        *   MACRO-LINK International Holdings, Ltd.                                            1,036,250               39,962
        *   Mae Holdings, Ltd.                                                                 2,220,000                4,790
        *   Magnificent Estates, Ltd.                                                          8,368,000              124,104
        *   Magnum International Holdings, Ltd.                                                  300,000                2,585
            Mainland Headwear Holdings, Ltd.                                                     410,000              154,203
        *   Mansion House Group, Ltd.                                                          1,820,000               44,506
            Matrix Holdings, Ltd.                                                                402,000               99,250
        *   Mei Ah Entertainment Group, Ltd.                                                   1,142,000               42,756
            Melbourne Enterprises, Ltd.                                                           45,500              172,616
            Midas International Holdings, Ltd.                                                   774,000               61,664
            Midland Realty (Holding), Ltd.                                                     1,110,000              646,869
        *   Millennium Group, Ltd.                                                             1,392,000               13,068
            Min Xin Holdings, Ltd.                                                               753,200              167,041
            Miramar Hotel & Investment Co., Ltd.                                                 374,000              456,959
        *   Morning Star Resources, Ltd.                                                       1,845,000               16,372
            Moulin International Holdings, Ltd.                                                  699,274              399,365
            Nanyang Holdings, Ltd.                                                               137,500              139,613
            National Electronics Holdings, Ltd.                                                2,156,000               67,396
            Natural Beauty Bio-Technology, Ltd.                                                  540,000               38,109
            New Asia Realty & Trust Co., Ltd.                                                  1,355,000              644,977

        *   New China Merchants Dichain                                                        7,160,000               78,934
            New Island Printing Holdings, Ltd.                                                   176,000               14,486
        *   New World China Land, Ltd.                                                           961,600              376,790
        *   New World Cyberbase, Ltd.                                                             48,419                2,314
        *   New World TMT, Ltd.                                                                1,380,600              116,635
            Newocean Green Energy Holdings, Ltd.                                                 393,120               66,074
        *   Next Media, Ltd.                                                                     852,000              306,272
        #   Ngai Lik Industrial Holdings, Ltd.                                                 1,556,000              434,301
      # *   Onfem Holdings, Ltd.                                                               1,266,000              114,016
            Orient Power Holdings, Ltd.                                                          804,000               58,784
        *   Oriental Metals, Ltd.                                                                711,780              280,894
            Oriental Press Group, Ltd.                                                         1,544,000              579,723
            Oriental Watch Holdings, Ltd.                                                        398,000               84,922
            Pacific Andes International Holdings, Ltd.                                         1,172,000              195,420
            Pacific Century Insurance Holdings, Ltd.                                           1,272,000              530,707
      # *   Pacific Century Premium Developments, Ltd.                                           945,000              323,709
        *   Pacific Plywood Holdings, Ltd.                                                     4,430,000               25,067
            Paul Y. ITC Construction Holdings, Ltd.                                            2,309,062              457,847
            Peace Mark Holdings, Ltd.                                                          1,138,022              214,733
            Pegasus International Holdings, Ltd.                                                 226,000               32,833
            Perfectech International Holdings, Ltd.                                              571,450               48,151
            Pico Far East Holdings, Ltd.                                                       1,190,000              103,980
            Playmates Holdings, Ltd.                                                           2,223,000              433,415
            Pokfulam Development Co., Ltd.                                                       234,000               91,106
        *   Poly Investments Holdings, Ltd.                                                    2,670,000               61,113
            Prime Success International Group, Ltd.                                            2,366,000              357,971
        #   Proview International Holdings, Ltd.                                                 944,000              176,576
      # *   QPL International Holdings, Ltd.                                                   1,191,000              245,793
            Quality Healthcare Asia, Ltd.                                                        133,800               28,354
        *   Rainbow International Holdings, Ltd.                                                   2,036                   12
            Raymond Industrial, Ltd.                                                             605,400              175,092
      # *   Regal Hotels International Holdings, Ltd.                                         11,656,000              701,410
        *   Rexcapital International Holdings, Ltd.                                            1,272,905               18,488
        *   Riche Multi-Media Holdings, Ltd.                                                     706,000              176,066
        *   Rivera Holdings, Ltd.                                                              3,620,000              115,683
        *   Riverhill Holdings, Ltd.                                                               2,036                   28
            Road King Infrastructure, Ltd.                                                       449,000              323,038
        *   Roadshow Holdings, Ltd.                                                            1,456,000              157,043
            S.A.S.Dragon Holdings, Ltd.                                                        1,696,000              159,357
            SA SA International Holdings, Ltd.                                                 1,872,000              938,866
            Safety Godown Co., Ltd.                                                              408,000              166,693
            Saint Honore Holdings, Ltd.                                                          128,000               48,579
        *   San Miguel Brewery Hong Kong, Ltd.                                                   612,800              138,697
            SCMP Group, Ltd.                                                                   1,038,000              432,912
            Sea Holdings, Ltd.                                                                   832,000              304,692
        *   Seapower Resources International, Ltd.                                               151,680                2,357
        *   SEEC Media Group, Ltd.                                                             2,550,000              124,244
            Shanghai Allied Cement, Ltd.                                                       1,152,080               63,807
        *   Shanghai Century Holdings, Ltd.                                                    7,142,000              184,396
        *   Shanghai Land Holdings, Ltd.                                                       1,464,000               64,954
        *   Shanghai Ming Yuan Holdings, Ltd.                                                    670,000               82,652
            Shanghai Real Estates, Ltd.                                                        2,234,000              244,313
            Shaw Brothers Hong Kong, Ltd.                                                        134,000              147,094
            Shell Electric Manufacturing (Holdings) Co., Ltd.                                    746,340              157,140

            Shenyin Wanguo (Hong Kong), Ltd.                                                     847,500               92,483
            Shenzhen International Holdings, Ltd.                                              7,092,500              272,721
            Shougang Concord Century Holdings, Ltd.                                            1,676,000              171,798
        *   Shougang Concord Grand (Group), Ltd.                                               1,701,000              124,746
        *   Shougang Concord International Enterprises Co., Ltd.                               4,166,000              271,959
        *   Shougang Concord Technology Holdings, Ltd.                                         2,639,809              227,333
            Shui On Construction & Materials, Ltd.                                               468,000              525,318
        *   Shun Ho Resources Holdings, Ltd.                                                     483,000               34,151
        *   Shun Ho Technology Holdings, Ltd.                                                  1,037,452               73,388
            Silver Grant International Industries, Ltd.                                        2,087,000            1,197,451
        *   Sincere Co., Ltd.                                                                    505,500               27,405
        #   Singamas Container Holdings, Ltd.                                                    838,000              468,663
            Sino Golf Holdings, Ltd.                                                             438,000               69,364
        *   Sinocan Holdings, Ltd.                                                               350,000                1,755
        *   Sino-I.com, Ltd.                                                                  19,383,158              388,420
            Sinolink Worldwide Holdings, Ltd.                                                  3,933,600              590,766
            Sinopec Kantons Holdings, Ltd.                                                     1,638,000              235,334
        *   Skynet (International Group) Holdings, Ltd.                                          244,240                  314
            SNP Leefung Holdings, Ltd.                                                           144,000               19,210
        *   Softbank Investment International (Strategic), Ltd.                                7,398,000               85,345
        *   Solartech International Holdings, Ltd.                                                49,600                2,225
            South China Brokerage Co., Ltd.                                                    4,872,000               39,969
            South China Industries, Ltd.                                                       1,124,000               57,819
            Southeast Asia Properties & Finance, Ltd.                                            263,538               37,958
            Starlight International Holdings, Ltd.                                             1,311,292              137,917
            Starlite Holdings, Ltd.                                                              694,000               64,208
            Stelux Holdings International, Ltd.                                                1,307,702               99,220
        *   Styland Holdings, Ltd.                                                               101,808                  327
            Sun Hing Vision Group Holdings, Ltd.                                                 358,000              165,816
            Sun Hung Kai & Co., Ltd.                                                           2,048,600              510,318
        *   Sun Innovation Holdings, Ltd.                                                      1,420,360                6,943
        *   Sun Media Group Holdings, Ltd.                                                     9,814,000               30,076
        *   Sunday Communications, Ltd.                                                        4,441,000              255,982
            Sunway International Holdings, Ltd.                                                  866,000               30,692
        *   Suwa International Holdings, Ltd.                                                  1,062,000               28,602
            SW Kingsway Capitol Holdings, Ltd.                                                 1,186,000               51,892
            Symphony Holdings, Ltd.                                                              496,000               93,610
        *   Tack Fat Group International, Ltd.                                                   896,000               94,392
        *   Tack Hsin Holdings, Ltd.                                                             542,000               19,575
            Tai Cheung Holdings, Ltd.                                                          1,013,000              542,098
            Tai Fook Securities Group, Ltd.                                                      590,000               88,084
            Tai Sang Land Development, Ltd.                                                      471,984              148,313
            Tak Shun Technology Group, Ltd.                                                    2,088,000               91,170
            Tak Sing Alliance Holdings, Ltd.                                                   2,909,865              132,458
        #   Tan Chong International, Ltd.                                                        960,000              193,665
            TCC International Holdings, Ltd.                                                   1,124,000              174,930
      # *   TCL International Holdings, Ltd.                                                   1,702,000              474,934
        *   Technology Venture Holdings, Ltd.                                                    586,000               13,101
        *   Termbray Industries International (Holdings), Ltd.                                 2,304,900              145,381
            Tern Properties Co., Ltd.                                                             61,200               17,315
        *   The Sun's Group, Ltd.                                                             17,004,000               21,867
      # *   Tian An China Investments Co., Ltd.                                                1,238,275              341,848
            Tian Teck Land, Ltd.                                                               1,098,000              338,677
            Tianjin Development Holdings, Ltd.                                                 1,118,000              476,755

        *   Titan Petrochemicals Group, Ltd.                                                   2,740,000              319,815
        *   Tomorrow International Holdings, Ltd.                                                165,000               15,250
        *   Tongda Group Holdings, Ltd.                                                        1,020,000               27,341
            Tonic Industries Holdings., Ltd.                                                     920,000               35,421
            Top Form International, Ltd.                                                       1,586,000              307,858
        *   Topsearch International (Holdings), Ltd.                                             204,000               21,440
        *   Tristate Holdings, Ltd.                                                              138,000               23,022
            Truly International Holdings, Ltd.                                                   302,000              314,271
            Tungtex (Holdings) Co., Ltd.                                                         788,000              301,321
        *   Tysan Holdings, Ltd.                                                               1,040,773               28,069
        *   U-Cyber Technology Holdings, Ltd.                                                    432,800               12,235
        *   United Power Investment, Ltd.                                                      1,664,000              130,818
        *   Universal Holdings Ltd                                                             2,770,000               17,378
        *   Universe International Holdings, Ltd.                                                573,339                5,392
            U-Right International Holdings, Ltd.                                               2,040,000              104,595
            USI Holdings, Ltd.                                                                   928,999              138,251
            Van Shung Chong Holdings, Ltd.                                                       359,335               55,347
        *   Vanda Systems & Communications Holdings, Ltd.                                      3,232,000              178,668
            Varitronix International, Ltd.                                                       534,293              501,296
            Veeko International Holdings, Ltd.                                                 1,420,000               63,845
            Victory City International Holdings, Ltd.                                            839,768              350,096
        *   Vital Biotech Holdings, Ltd.                                                         470,000               23,248
            Vitasoy International Holdings, Ltd.                                               1,423,000              375,289
            Wah Ha Realty Co., Ltd.                                                              278,600               48,540
        *   Wah Nam International                                                                 38,696                  791
            Wai Kee Holdings, Ltd.                                                             1,265,738              246,379
            Wang On Group, Ltd.                                                                   47,897                8,483
        *   Wellnet Holdings, Ltd.                                                             2,059,200              108,510
        *   Winfoong International, Ltd.                                                       1,210,000               71,518
            Wing On Co. International, Ltd.                                                      565,000              675,735
            Wing Shan International, Ltd.                                                        896,000               46,577
        *   Winsan China Investment Group, Ltd.                                                1,296,000               46,056
            Wong's International (Holdings), Ltd.                                                737,641               84,572
        *   Wonson International Holdings, Ltd.                                                4,040,000               13,587
            World Houseware (Holdings), Ltd.                                                     605,700               21,455
      # *   Xinao Gas Holdings, Ltd.                                                           1,094,000              643,208
            Y. T. Realty Group, Ltd.                                                             965,000               86,839
            Yangtzekiang Garment Manufacturing Co., Ltd.                                         607,500              167,839
        *   Yanion International Holdings, Ltd.                                                  118,000                8,352
        *   Yaohan International Holdings, Ltd.                                                  974,000                    0
            Yau Lee Holdings, Ltd.                                                               534,000               43,294
            YGM Trading, Ltd.                                                                    228,000              379,929
            Yip's Chemical Holdings, Ltd.                                                        674,000              163,750
            Yugang International, Ltd.                                                        11,916,000              191,947
        *   Yunnan Enterprises Holdings, Ltd.                                                    240,000               12,792
        *   Zhu Kuan Development Co., Ltd.                                                       646,000               32,787
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $86,108,792)                                                                                            71,941,389
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                          83,337
                                                                                                           ------------------
   (Cost $83,186)

   RIGHTS/WARRANTS -- (0.0%)
        *   Champion Technology Holdings, Ltd. Warrants                                          265,877                1,881
        *   China City Natural Gas Holdings, Ltd. Rights 12/13/04                              2,097,600                    0
        *   China Credit Holdings Warrants 09/30/99                                              174,000                2,461
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        124,800               12,198
        *   QPL International Holdings, Ltd. Warrants 10/14/07                                   238,200               15,163
        *   Quality Healthcare Asia, Ltd. Warrants 01/13/07                                       26,760                  692
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         32,395
                                                                                                           ------------------

   TOTAL -- HONG KONG
     (Cost $86,191,978)                                                                                            72,057,121
                                                                                                           ------------------

   SINGAPORE -- (16.8%)
   COMMON STOCKS -- (16.8%)
        *   Acma, Ltd.                                                                         3,040,700               92,695
            Airocean Group, Ltd.                                                               1,649,000              221,364
        *   Alliance Technology & Development, Ltd.                                              156,000               10,008
            Amtek Engineering, Ltd.                                                              799,625              586,079
        *   Apollo Enterprises, Ltd.                                                             193,000               54,833
            Armstrong Industrial Corp.                                                         1,460,000              115,620
        *   ASA Group Holdings, Ltd.                                                             586,000              100,348
            Ascott Group, Ltd.                                                                 1,807,250              462,983
            Aussino Group, Ltd.                                                                  967,000              270,989
            Benjamin (F.J.) Holdings, Ltd.                                                     1,095,000              148,056
        #   Beyonics Technology, Ltd.                                                          1,556,640              411,558
        *   Blu Inc. Group, Ltd..                                                                729,000               69,038
            Bonvests Holdings, Ltd.                                                              825,000              264,671
            Brilliant Manufacturing, Ltd.                                                      1,855,000              694,760
        *   Broadway Industrial Group, Ltd.                                                      461,000              113,587
            Bukit Sembawang Estates, Ltd.                                                         71,334              570,510
        *   Central Properties, Ltd.                                                              66,000                    0
            Ch Offshore, Ltd.                                                                    823,200              188,128
        *   Chemical Industries (Far East), Ltd.                                                 105,910               39,435
        *   China Merchants Holdings Pacific, Ltd.                                               652,000              219,836
            Chip Eng Seng Corp., Ltd.                                                          1,775,000              129,873
            Chosen Holdings, Ltd.                                                              1,284,000              175,563
            Chuan Hup Holdings, Ltd.                                                           4,385,000            1,737,907
            Chuan Soon Huat Industrial Group, Ltd.                                               614,000              112,147
            CIH, Ltd.                                                                            498,460              900,979
        *   CK Tang, Ltd.                                                                        614,000              151,963
        *   Compact Metal Industries, Ltd.                                                       643,000               11,640
            Courts Singapore, Ltd.                                                               495,000              160,381
        *   CSC Holdings, Ltd.                                                                   672,000               12,244
            CSE Global, Ltd.                                                                   1,262,000              395,425
            CWT Distribution, Ltd.                                                               461,500              157,677
        *   Eagle Brand Holdings, Ltd.                                                         5,158,000              220,682
        #   Eastern Asia Technology, Ltd.                                                      1,844,260              309,513
            Eastgate Technology, Ltd.                                                            870,000               58,371
        *   Econ International, Ltd.                                                           2,267,000               62,330
            ECS Holdings, Ltd.                                                                 1,375,000              247,084
            Eng Wah Organisation, Ltd.                                                           265,000               46,495

        *   Firstlink Investments Corp., Ltd.                                                    995,000               66,579
            Freight Links Express Holdings, Ltd.                                               3,368,000              194,336
            Frontline Technologies Corp., Ltd.                                                 3,170,000              260,729
        #   Fu Yu Manufacturing, Ltd.                                                          1,819,000            1,118,897
            Fuji Offset Plates Manufacturing, Ltd.                                                33,750                5,825
            GB Holdings, Ltd.                                                                    200,000              110,551
        #   Ges International, Ltd.                                                            2,909,000            1,249,732
            GK Goh Holdings, Ltd.                                                              1,494,000              743,503
            Goodpack, Ltd.                                                                     1,592,000            1,155,703
        *   Goodwood Park Hotel, Ltd.                                                             24,307              794,986
            GP Industries, Ltd.                                                                1,516,000              917,793
            Guocoland, Ltd.                                                                    1,215,000              861,170
            Hiap Moh Corp., Ltd.                                                                  34,874                6,392
            Ho Bee Investment, Ltd.                                                              761,000              157,528
            Hong Fok Corp., Ltd.                                                               1,796,000              266,839
        #   Hong Leong Asia, Ltd.                                                              1,048,000            1,016,053
        *   Horizon Education & Technologies, Ltd.                                             2,054,000              124,591
            Hotel Grand Central, Ltd.                                                            875,280              210,937
            Hotel Plaza, Ltd.                                                                  1,189,000              558,937
        #   Hotel Properties, Ltd.                                                             1,675,000            1,176,148
            Hour Glass, Ltd.                                                                     298,000              117,250
            HTL International Holdings, Ltd.                                                   1,471,875            1,122,514
            Huan Hsin Holdings, Ltd.                                                           1,138,400              599,835
            Hup Seng Huat, Ltd.                                                                  900,200              172,571
            Hwa Hong Corp., Ltd.                                                               2,488,000              822,093
            IDT Holdings, Ltd.                                                                   718,000            1,169,448
        *   Inno-Pacific Holdings, Ltd.                                                          680,000               10,271
            Innovalues Precision, Ltd.                                                           520,000              219,098
            International Factors (Singapore), Ltd.                                              290,000              101,524
        *   Internet Technology Group, Ltd.                                                      874,408               18,728
        *   Interra Resources, Ltd.                                                              185,430               12,404
        *   Intraco, Ltd.                                                                        292,500               60,767
            Isetan (Singapore), Ltd.                                                             122,500              209,604
        #   Jaya Holdings, Ltd.                                                                2,733,000            1,699,154
            JK Yaming International, Ltd.                                                        907,000              210,782
            Jurong Cement, Ltd.                                                                  132,500               60,717
            Jurong Engineering, Ltd.                                                             137,000              181,994
            Jurong Technologies Industrial Corp., Ltd.                                         1,446,000            1,152,618
        *   K1 Ventures, Ltd.                                                                  5,340,500              796,798
            Keppel Telecommunications and Transportation, Ltd.                                 2,058,000            1,009,711
            Khong Guan Flour Milling, Ltd.                                                        19,000               18,922
            Kian Ann Engineering, Ltd.                                                           868,000               86,871
            Kian Ho Bearings, Ltd.                                                               521,000               50,726
            Koh Brothers, Ltd.                                                                 1,494,000              105,337
        *   L & M Group Investments, Ltd.                                                      7,107,100               43,423
            Labroy Marine, Ltd.                                                                3,343,000            1,059,238
        *   LanTroVision (S), Ltd.                                                             1,117,500               37,375
            Lee Kim Tah Holdings, Ltd.                                                         1,600,000              278,050
        *   Leong Hin Holdings, Ltd.                                                             526,000               84,966
        *   Liang Huat Aluminium, Ltd.                                                         2,954,000               27,059
            Lion Asiapac, Ltd.                                                                   473,000               50,351
            Low Keng Huat Singapore, Ltd.                                                        372,000               87,419
            Lum Chang Holdings, Ltd.                                                           1,134,030              148,428
            Magnecomp International, Ltd.                                                        931,000              415,740

        *   Manufacturing Integration Technology, Ltd.                                           588,000               44,661
            MCL Land, Ltd.                                                                     1,427,000            1,261,180
        *   Mediaring.Com, Ltd.                                                                3,410,000              290,520
            Metro Holdings, Ltd.                                                               2,256,960              639,497
            MMI Holdings, Ltd.                                                                 1,994,000              388,956
            Multi-Chem, Ltd.                                                                   1,263,000              204,555
            Nera Telecommunications, Ltd.                                                      1,450,000              384,160
            New Toyo Intenational Holdings, Ltd.                                               1,043,000              375,021
            Norelco Centreline Holdings, Ltd.                                                    941,000              357,830
        *   Orchard Parade Holdings, Ltd.                                                      1,084,022              244,272
        #   Osim International, Ltd.                                                           1,638,000              819,228
            Ossia International, Ltd.                                                            728,332               77,747
            Pan-United Corp., Ltd.                                                             2,193,000              456,915
        *   Pan-United Marine, Ltd.                                                            1,096,500              157,437
            PCI, Ltd.                                                                            734,000              270,569
            Pertama Holdings, Ltd.                                                               459,750               81,445
            Popular Holdings, Ltd.                                                             1,813,000              476,143
            PSC Corp., Ltd.                                                                    5,723,200              262,351
            Qian Hu Corp., Ltd.                                                                  408,200               83,369
            Robinson & Co., Ltd.                                                                 284,832            1,076,303
            Rotary Engineering, Ltd.                                                           1,624,000              361,135
            San Teh, Ltd.                                                                        838,406              202,283
            SBS Transit, Ltd.                                                                  1,011,000            1,066,086
            Sea View Hotel, Ltd.                                                                  66,000              168,131
        *   Seatown Corp., Ltd.                                                                  101,000                1,851
            Sembawang Kimtrans, Ltd.                                                           1,295,000              134,101
            Sin Soon Huat, Ltd.                                                                1,307,000               63,498
            Sing Investments & Finance, Ltd.                                                      94,500              101,530
        #   Singapore Food Industries, Ltd.                                                    1,707,000              906,868
            Singapore Reinsurance Corp., Ltd                                                   1,540,935              249,003
            Singapore Shipping Corp., Ltd.                                                     1,930,000              388,184
            Singapura Finance, Ltd.                                                              139,250              117,420
            SMB United, Ltd.                                                                   2,010,000              177,452
            SNP Corp., Ltd.                                                                      466,495              221,686
        *   SP Corp., Ltd.                                                                       454,000               13,862
            Ssangyong Cement (Singapore), Ltd.                                                   236,000              139,769
            Stamford Land Corp., Ltd.                                                          3,229,000              443,437
            Straits Trading Co., Ltd.                                                          1,117,200            1,501,418
        *   Sunright, Ltd.                                                                       378,000               69,288
            Superbowl Holdings, Ltd.                                                             490,000               70,461
            Superior Metal Printing, Ltd.                                                        490,500               56,870
            Thakral Corp., Ltd.                                                                6,028,000              404,161
            Tiong Woon Corp. Holding, Ltd.                                                       906,000              179,398
        *   Transmarco, Ltd.                                                                     106,500               51,091
            Trek 2000 International, Ltd.                                                      1,004,000              238,274
            TSM Resources, Ltd.                                                                1,502,000              310,960
        #   TT International, Ltd.                                                             2,109,600              256,757
        *   Tuan Sing Holdings, Ltd.                                                           3,362,000              174,771
        *   Ultro Technologies, Ltd.                                                             530,000               32,057
            Unisteel Technology, Ltd.                                                            974,000              807,579
            United Engineers, Ltd.                                                               846,666              821,301
            United Overseas Insurance, Ltd.                                                      125,500              275,726
            United Pulp & Paper Co., Ltd.                                                        354,000               90,996
            UOB-Kay Hian Holdings, Ltd.                                                        1,602,000              958,055

            Vicom, Ltd.                                                                          120,000               69,579
            WBL Corp., Ltd.                                                                      647,000            1,302,552
        *   Xpress Holdings, Ltd.                                                              1,392,000               59,554
        *   Yongnam Holdings, Ltd.                                                             1,506,000               22,932
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $56,843,330)                                                                                            53,226,022
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                          66,513
                                                                                                           ------------------
   (Cost $66,214)

   RIGHTS/WARRANTS -- (0.0%)
        *   Yongnam Holdings, Ltd. Warrants 08/26/09                                             251,000                1,534
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SINGAPORE
     (Cost $56,909,544)                                                                                            53,294,069
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Exergy, Inc.                                                                           7,260                    0
                                                                                                           ------------------
   (Cost $ 0)
   NEW ZEALAND -- (6.7%)
   COMMON STOCKS -- (6.7%)
            AFFCO Holdings, Ltd.                                                               1,806,887              515,467
            Cavalier Corp., Ltd.                                                                 283,674              935,486
            CDL Hotels New Zealand, Ltd.                                                       1,387,344              574,820
            CDL Investments New Zealand, Ltd.                                                    306,025               80,847
            Colonial Motor Co., Ltd.                                                             126,795              268,308
        *   Cue Energy Resources NL                                                              452,354              138,064
            Ebos Group, Ltd.                                                                     112,108              336,142
        *   Evergreen Forests, Ltd.                                                              323,301               75,973
            Hallenstein Glassons Holdings, Ltd.                                                  241,638              679,838
            Hellaby Holdings, Ltd.                                                               201,679              911,442
            Horizon Energy Distribution, Ltd.                                                     40,420              127,813
            Met Lifecare, Ltd.                                                                   270,895              522,839
            Michael Hill International, Ltd.                                                     156,746              919,173
        *   New Zealand Oil & Gas, Ltd.                                                          584,872              459,254
            New Zealand Refining Co., Ltd.                                                        84,779            1,782,262
            Northland Port Corp. (New Zealand), Ltd.                                             219,997              481,353
            Nuplex Industries, Ltd.                                                              271,267            1,056,695
        *   Pacific Retail Group, Ltd.                                                           194,156              304,513
            Port of Tauranga, Ltd.                                                               541,952            2,185,411
        *   Provenco Group, Ltd.                                                                 281,600              160,888
            Pyne Gould Guinness, Ltd.                                                            229,634              308,527
            Restaurant Brand New Zealand, Ltd.                                                   369,175              360,331
        *   Richina Pacific, Ltd.                                                                309,644              143,544
        *   Rubicon, Ltd.                                                                        995,760              754,457

            Ryman Healthcare Group, Ltd.                                                         415,999              969,769
            Sanford, Ltd.                                                                        418,047            1,422,689
            Scott Technology, Ltd.                                                                60,843              142,259
        *   Seafresh Fisheries                                                                    80,520                1,615
            South Port New Zealand, Ltd.                                                          30,744               27,706
            Steel & Tube Holdings, Ltd.                                                          379,638            1,260,100
        *   Tasman Farms                                                                         157,056                    0
            Taylors Group, Ltd.                                                                   29,646               47,961
            Tourism Holdings, Ltd.                                                               402,452              589,532
        *   Trans Tasman Properties, Ltd.                                                      2,311,308              661,565
            Waste Management NZ, Ltd.                                                            430,471            1,706,521
            Williams & Kettle, Ltd.                                                               57,558              137,370
            Wrightson, Ltd.                                                                      222,276              272,721
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,977,485)                                                                                            21,323,255
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                         14,954
                                                                                                           ------------------
   (Cost $14,838)
   TOTAL -- NEW ZEALAND
     (Cost $11,992,323)                                                                                            21,338,209
                                                                                                           ------------------

   MALAYSIA -- (0.1%)
   COMMON STOCKS -- (0.1%)
        *   Autoways Holdings Berhad                                                              10,000                3,395
        *   Jaks Resources Berhad                                                                 11,975                5,357
        *   Promet Berhad                                                                      1,143,000               87,229
        *   Rekapacific Berhad                                                                   473,000                    0
        *   RNC Corp. Berhad                                                                       1,650                3,560
        *   Saship Holdings Berhad                                                               223,520               52,351
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $1,212,987)                                                                                                151,892
                                                                                                           ------------------

                                                                                               FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (12.1%)
            Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
              (Collateralized by $37,206,292 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $37,129,275) to be repurchased at $37,131,286 (Cost
              $37,129,275) ^                                                                      37,129           37,129,275

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $1,372,000 FNMA Notes 2.95%, 11/14/07, valued at
              $1,373,925) to be repurchased at $1,355,071 (Cost $1,355,000)                        1,355            1,355,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $38,484,275)                                                                                            38,484,275
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $293,509,251)                                                                                     $      316,726,350
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
UNITED KINGDOM -- (98.2%)
COMMON STOCKS -- (97.3%)
   4Imprint P.L.C.                                                                50,375   $       138,106
   600 Group P.L.C.                                                              100,910           130,855
   Abacus Group P.L.C.                                                            77,082           353,138
   Abbeycrest P.L.C.                                                              42,590            52,689
   Abbot Group P.L.C.                                                            295,728         1,214,140
   Aberdeen Asset Management P.L.C.                                              420,124           819,199
   Acal P.L.C.                                                                    37,689           283,773
*  Acambis P.L.C.                                                                159,373           782,749
   AEA Technology P.L.C.                                                          95,244           321,344
   AGA Food Service Group P.L.C.                                                 199,923           977,815
   Aggreko P.L.C.                                                                439,570         1,289,549
   Air Partner P.L.C.                                                             15,611           136,297
*  Airflow Streamlines P.L.C.                                                     20,500            22,924
   Airsprung Furniture Group P.L.C.                                               58,000            53,770
   Alba P.L.C.                                                                   105,025         1,359,958
   Alexandra P.L.C.                                                               86,243           164,323
   Alexon Group P.L.C.                                                           116,632           719,418
*  Alizyme P.L.C.                                                                257,044           635,568
   Alpha Airports Group P.L.C.                                                   392,541           698,813
   Alphameric P.L.C.                                                             172,688           242,416
*  Alterian P.L.C.                                                                57,131           102,075
   Alumasc Group P.L.C.                                                          100,245           310,984
*  Amberley Group P.L.C.                                                         200,000            43,289
   Amec P.L.C.                                                                    49,000           277,290
   Amstrad P.L.C.                                                                149,652           494,096
*  Anglesey Mining P.L.C.                                                         55,000             4,205
   Anglo Eastern Plantations P.L.C.                                               87,249           278,551
   Anglo Pacific Group P.L.C.                                                    143,361           268,823
*  Anite Group P.L.C.                                                            638,587           650,431
*  Antisoma P.L.C.                                                               389,246           122,839
*  API Group P.L.C.                                                               57,134           107,287
*  Applied Optical Technologies P.L.C.                                            75,383            33,797
*  ARC International P.L.C.                                                      228,396           141,755
*  Arena Leisure P.L.C.                                                        1,136,685           804,074
*  Argonaut Games, Ltd.                                                          100,000             5,973
   Arla Foods UK P.L.C.                                                        1,658,226         1,709,118
   Arm Holdings P.L.C.                                                           127,000           249,102
   Arriva P.L.C.                                                                 129,697         1,214,708
*  Ashtead Group P.L.C.                                                          542,850           832,883
   Ashtenne Holdings P.L.C.                                                       51,168           376,604
*  Aston Villa P.L.C.                                                              8,000            50,682
   Atkins (WS) P.L.C.                                                            160,065         2,156,570
   Atrium Underwriting P.L.C.                                                     88,040           325,541
   Austin Reed Group P.L.C.                                                       68,999           170,128
   Autologic Holdings P.L.C.                                                      72,986           412,105
*  Autonomy Corp. P.L.C.                                                         188,658           546,229
   Avesco P.L.C.                                                                  29,998            54,356
   Aveva Group P.L.C.                                                             31,324           381,926
   Avis Europe P.L.C.                                                          1,767,228         2,178,902
   Avon Rubber P.L.C.                                                             40,705           159,241
*  AWG P.L.C.                                                                     16,000           230,043
*  Axis-Shield P.L.C.                                                             68,430           290,991
   Axon Group P.L.C.                                                              88,403           243,486
   Babcock International Group P.L.C.                                            383,561           933,647
   Baggeridge Brick P.L.C.                                                        98,000           270,334
*  Bailey (C.H.) P.L.C.                                                          109,500            41,862
*  Bailey (C.H.) P.L.C. Class B                                                   10,000   $        20,071
*  Baltimore Technologies P.L.C.                                                  60,656            12,192
   Barr (A.G.) P.L.C.                                                             43,000           608,183
   Beale P.L.C.                                                                   22,161            29,013
   Beattie (James) P.L.C.                                                        132,247           325,893
*  Bede P.L.C.                                                                   105,978            79,496
   Belhaven Brewery Group P.L.C.                                                  42,948           358,945
   Bellway P.L.C.                                                                127,364         1,733,467
   Ben Bailey P.L.C.                                                              26,000           186,863
   Bespak P.L.C.                                                                  55,918           505,445
*  Biocompatibles International P.L.C.                                            54,080           250,459
*  Bioquell P.L.C.                                                                50,194           123,878
   Biotrace International P.L.C.                                                  75,000           118,206
   Birse Group P.L.C.                                                            421,901           118,886
   Black Arrow Group P.L.C.                                                       56,500            65,340
   Blacks Leisure Group P.L.C.                                                    60,959           564,069
   Bloomsbury Publishing P.L.C.                                                  101,005           526,846
*  BNB Resources P.L.C.                                                           89,395            23,081
   Body Shop International P.L.C.                                                583,233         1,945,493
   Bodycote International P.L.C.                                                 481,180         1,461,431
   Boot (Henry) P.L.C.                                                            71,794           602,306
   Bovis Homes Group P.L.C.                                                      218,408         2,104,941
   BPP Holdings P.L.C.                                                           106,500           676,599
*  Bradstock Group P.L.C.                                                          5,200             4,373
*  Braemar Seascope Group P.L.C.                                                  29,642           227,951
   Brammer P.L.C.                                                                119,123           376,785
   Brandon Hire P.L.C.                                                            51,098           145,120
   Brewin Dolphin Holdings P.L.C.                                                361,518           657,882
   Bristol Water Group P.L.C.                                                     35,257           347,387
   Britannic P.L.C.                                                              261,455         2,074,864
   British Polythene Industries P.L.C.                                            56,740           348,179
   British Vita P.L.C.                                                           370,957         1,899,449
   Brixton P.L.C.                                                                296,900         1,832,218
   Broadcastle P.L.C.                                                             74,468           106,700
*  Brown & Jackson P.L.C.                                                        748,566           873,398
   Brown (N) Group P.L.C.                                                        562,850         1,439,968
   BSS Group P.L.C.                                                               47,905           753,625
*  BTG P.L.C.                                                                    255,913           461,860
   Burtonwood Brewery P.L.C.                                                      38,000           342,496
   Business Post Group P.L.C.                                                    157,099         1,772,371
   BWD Securities P.L.C.                                                          40,834           384,288
   Caffyns P.L.C.                                                                  6,000            78,465
*  Cambridge Antibody Technology
     Group P.L.C.                                                                 71,681           819,889
   Capital & Regional P.L.C.                                                     105,849         1,274,820
   Capital Radio P.L.C.                                                          117,032           905,576
   Carclo P.L.C.                                                                 100,463            89,078
   Care UK P.L.C.                                                                 90,334           640,443
   Carillion P.L.C.                                                              349,691         1,506,829
*  Carlisle Holdings, Ltd.                                                         8,709            58,164
   Carpetright P.L.C.                                                            125,839         2,621,990
   Carr's Milling Industries P.L.C.                                               19,000           169,694
   Castings P.L.C.                                                                79,000           258,887
*  Celtic P.L.C.                                                                  40,759            40,070
*  Cenes Pharmaceuticals P.L.C.                                                  298,612            41,460
   Chamberlin & Hill P.L.C.                                                       18,000            71,181
   Chapelthorpe P.L.C.                                                           646,612           250,895
   Character Group P.L.C.                                                         97,314           151,805

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Charles Taylor Consulting P.L.C.                                               67,918   $       306,829
*  Charter P.L.C.                                                                262,215         1,032,711
*  Che Group P.L.C.                                                               51,533            42,357
   Chemring Group P.L.C.                                                          51,708           432,962
   Chesnara P.L.C.                                                                92,900           176,246
*  Chime Communications P.L.C.                                                   354,020           191,244
   Chloride Group P.L.C.                                                         485,500           473,658
   Christie Group P.L.C.                                                          53,263            96,791
   Chrysalis Group P.L.C.                                                        328,544         1,105,344
   Churchill China P.L.C.                                                         30,000           142,056
   City North Group P.L.C.                                                        33,044           140,100
   City Restaurant Group P.L.C.                                                  307,772           640,215
   Clarkson (Horace) P.L.C.                                                       44,733           666,848
*  Clinical Computing P.L.C.                                                      46,666            26,945
   Clinton Cards P.L.C.                                                          433,380           779,242
*  CLS Holdings P.L.C.                                                           166,734         1,233,210
   CML Microsystems P.L.C.                                                        28,361           198,833
   Colefax Group P.L.C.                                                           60,000           112,396
   Collins Stewart Tullett P.L.C.                                                137,946           991,481
*  Colt Telecom Group P.L.C.                                                   2,574,360         2,179,450
   Comino Group P.L.C.                                                            23,596            92,987
   Communisis P.L.C.                                                             237,134           506,033
   Compel Group P.L.C.                                                            48,999            86,561
   Computacenter P.L.C.                                                          452,614         2,344,536
*  Cookson Group P.L.C.                                                        2,842,939         1,833,181
   Coral Products P.L.C.                                                          50,000            36,940
   Corin Group P.L.C.                                                             58,244           379,616
*  Corporate Services Group P.L.C.                                             1,704,859           220,963
   Cosalt P.L.C.                                                                  30,700           197,716
*  Costain Group P.L.C.                                                        1,176,378           950,197
*  Country & Metropolitan P.L.C.                                                  40,047           143,662
   Countryside Property P.L.C.                                                   124,717           679,624
   Countrywide P.L.C.                                                            185,800         1,059,253
   Courts P.L.C.                                                                 110,722            28,712
   Cox Insurance Holdings P.L.C.                                                 609,714           999,115
   Cranswick P.L.C.                                                               60,394           537,862
   Crest Nicholson P.L.C.                                                        267,250         1,728,916
   Creston P.L.C.                                                                 28,278            80,413
   Croda International P.L.C.                                                    235,353         1,442,138
   Cropper (James) P.L.C.                                                         22,000            67,333
*  Culver Holdings P.L.C.                                                            338                65
   Daejan Holdings P.L.C.                                                         25,000         1,302,730
   Dairy Crest Group P.L.C.                                                      206,634         1,645,883
*  Dana Petroleum P.L.C.                                                         126,354           986,759
*  Danka Business Systems P.L.C.                                                 367,079           280,673
   Dart Group P.L.C.                                                              74,000           470,116
*  Datamonitor P.L.C.                                                             98,643           221,570
   Davis Service Group P.L.C.                                                    227,016         1,710,600
   Dawson Holdings P.L.C.                                                        122,588           392,161
*  Dawson International P.L.C.                                                   100,688            18,274
   De La Rue P.L.C.                                                              302,052         1,942,489
   Dechra Pharmaceiticals P.L.C.                                                  76,357           264,090
   Dee Valley Group P.L.C.                                                         4,214            59,941
   Delta P.L.C.                                                                  289,145           533,929
   Deltron Electronics P.L.C.                                                     73,691           121,895
*  Densitron International P.L.C.                                                 74,175            21,627
   Derwent Valley Holdings P.L.C.                                                 96,752         1,817,582
   Detica Group P.L.C.                                                            32,953           443,893
   Development Securities P.L.C.                                                  57,390           437,734
   DeVere Group P.L.C.                                                           132,501         1,109,968
   Devro P.L.C.                                                                  229,507           520,648
   Dewhurst P.L.C.                                                                 9,000   $        22,020
   Dewhurst P.L.C. Class A Non-Voting                                             15,500            33,332
   Dicom Group P.L.C.                                                             38,035           583,273
*  Dimension Data Holdings P.L.C.                                                939,000           600,575
   Diploma P.L.C.                                                                 40,758           463,140
   Domestic & General Group P.L.C.                                                66,440           777,583
   Domino Printing Sciences P.L.C.                                               355,935         1,667,360
   Domnick Hunter Group P.L.C.                                                    51,942           389,316
*  Dowding & Mills P.L.C.                                                        336,440            69,063
   DRS Data Research Services P.L.C.                                              26,825            17,811
   DTZ Holdings P.L.C.                                                           114,500           418,857
*  Duelguide Units P.L.C.                                                          3,971            40,822
*  Durlacher Corp. P.L.C.                                                         15,272            18,310
   Dyson Group P.L.C.                                                             44,875           295,835
   East Surrey Holdings P.L.C.                                                   234,414         1,677,200
*  Easyjet P.L.C.                                                              1,068,671         3,799,438
*  Easynet Group P.L.C.                                                          179,628           250,460
*  Easyscreen P.L.C.                                                              72,275            25,226
*  Ebookers P.L.C.                                                               109,492           649,572
*  Edinburgh Oil & Gas P.L.C.                                                     68,779           242,615
*  Eidos P.L.C.                                                                  200,222           306,085
   Eleco P.L.C.                                                                  104,685            56,650
   Electronic Data Processing P.L.C.                                              55,200            75,914
*  Elementis P.L.C.                                                              721,332           445,594
*  Emerald Energy P.L.C.                                                          72,830           184,999
*  Emess P.L.C.                                                                  350,042            56,037
   Ennstone P.L.C.                                                               522,823           354,736
*  Enodis P.L.C.                                                                 631,211         1,212,742
*  Entertainment Rights P.L.C.                                                   633,958           179,379
*  Erinaceous Group P.L.C.                                                        54,863           175,611
*  Eurodis Electron P.L.C.                                                     1,230,802            44,010
   Euromoney Institutional Investors
     P.L.C.                                                                      205,774         1,646,143
*  European Colour P.L.C.                                                         82,090            28,637
   European Motor Holdings P.L.C.                                                118,325           455,655
   Expro International Group P.L.C.                                              117,277           818,589
   Fenner P.L.C.                                                                 193,713           481,555
*  Ferguson International Holdings
     P.L.C.                                                                       89,105            40,878
   Ferraris Group P.L.C.                                                          63,540           134,979
*  Fibernet Group P.L.C.                                                          86,796           130,145
*  FII Group P.L.C.                                                               41,166             5,311
   Filtronic P.L.C.                                                              117,386           439,103
*  Financial Objects P.L.C.                                                        7,000             7,622
   Findel P.L.C.                                                                 142,288         1,176,618
   First Choice Holidays P.L.C.                                                  862,478         2,273,502
   First Technology P.L.C.                                                       128,111           870,531
   Fisher (James) & Sons P.L.C.                                                   89,846           487,131
   FKI P.L.C.                                                                    773,617         1,960,963
   Forminster P.L.C.                                                              43,333            14,918
   Forth Ports P.L.C.                                                            142,983         3,550,158
   Fortress Holdings P.L.C.                                                      120,728            66,347
*  Fortune Oil P.L.C.                                                          3,248,130           481,247
   Freeport P.L.C.                                                                53,348           399,963
   French Connection Group P.L.C.                                                284,510         1,401,332
   Fuller, Smith & Turner P.L.C. Series A                                         20,000           273,106
   Fulmar P.L.C.                                                                 107,500           169,255
   Future Network P.L.C.                                                         456,752           554,120
   Galliford Try P.L.C.                                                          517,870           519,638
   Game Group P.L.C.                                                             534,000           695,627
   Games Workshop Group P.L.C.                                                    43,442           683,081

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*  Garton Engineering P.L.C.                                                      10,248   $             0
*  Gaskell P.L.C.                                                                 36,000             6,523
   GB Group P.L.C.                                                               250,000           106,125
   Geest P.L.C.                                                                  142,649         1,594,049
*  Genetix Group P.L.C.                                                           92,497            83,210
   Get Group P.L.C.                                                               20,485           100,829
   Gibbs & Dandy P.L.C.                                                           13,681            86,364
   Gleeson (M.J.) Group P.L.C.                                                   112,355           435,216
*  Global Natural Energy P.L.C.                                                   11,004            39,936
*  Glotel P.L.C.                                                                  49,741           106,962
   Go-Ahead Group P.L.C.                                                          93,733         2,467,617
   Goldshield Group P.L.C.                                                        49,104           203,047
   Gowrings P.L.C.                                                                 5,000             9,702
   Grainger Trust, Ltd.                                                           48,556         1,605,432
   Great Portland Estates P.L.C.                                                 307,973         1,885,208
   Greene King P.L.C.                                                             92,950         2,119,838
*  Greenwich Resources P.L.C.                                                    438,664            24,107
   Greggs P.L.C.                                                                  26,000         1,813,289
*  Gresham Computing P.L.C.                                                       75,530           494,979
   Group 4 Securicor P.L.C.                                                      290,000           701,233
   Guiness Peat Group P.L.C.                                                   1,137,590         1,720,268
   GWR Group P.L.C.                                                              225,354           972,066
*  Gyrus Group P.L.C.                                                            153,080           648,490
   Halma P.L.C.                                                                  642,966         1,917,779
   Halstead (James) Group P.L.C.                                                  52,208           618,369
*  Hampson Industries P.L.C.                                                     250,757           104,357
*  Hampton Trust P.L.C.                                                          232,050             6,099
   Hardy Underwriting Group P.L.C.                                                46,683           212,008
   Hardys & Hansons P.L.C.                                                        48,000           507,711
*  Harvey Nash Group P.L.C.                                                      183,750           280,425
   Havelock Europa P.L.C.                                                         40,813           102,225
*  Hawtin P.L.C.                                                                 196,500            46,088
   Haynes Publishing Group P.L.C.                                                 14,703            98,413
   Headlam Group P.L.C.                                                          152,974         1,155,721
   Heath (Samuel) & Sons P.L.C.                                                    7,500            68,814
   Helical Bar P.L.C.                                                             46,000           936,968
   Helphire Group P.L.C.                                                         173,986           721,590
*  Heywood Williams Group P.L.C.                                                 140,400           236,528
   Highbury House Communications
     P.L.C.                                                                      439,166            75,515
   Highway Insurance Holdings P.L.C.                                             467,933           288,406
   Hill & Smith Holdings P.L.C.                                                  108,912           249,744
   Hiscox P.L.C.                                                                 419,927         1,275,894
   Hit Entertainment P.L.C.                                                      273,440         1,358,459
   Hitachi Capital (UK) P.L.C.                                                   124,239           566,435
   Holidaybreak P.L.C.                                                            92,974           990,471
   Homeserve P.L.C.                                                              101,138         1,301,792
*  Homestyle Group P.L.C.                                                         94,472           231,838
   Hornby P.L.C.                                                                  50,000           252,017
   House of Fraser P.L.C.                                                        427,439           862,749
   Hunting P.L.C.                                                                223,174           774,564
   Huntleigh Technology P.L.C.                                                    90,597           722,724
   Huntsworth P.L.C.                                                             480,401           187,882
   Hyder Consulting P.L.C.                                                        16,308            49,097
*  Hydro International P.L.C.                                                     17,669            33,677
*  IAF Group P.L.C.                                                               30,000             9,749
   ICM Computer Group P.L.C.                                                      37,114           251,703
   IFX Group P.L.C.                                                               34,486            64,594
*  Imagination Technologies Group
     P.L.C.                                                                      266,048           343,287
*  IMS Group P.L.C.                                                               75,000             6,451
   Incepta Group P.L.C.                                                          280,643   $       364,712
   Inchcape P.L.C.                                                                19,200           600,018
   Incisive Media P.L.C.                                                         137,054           347,359
   Independent Media Distribution
     P.L.C.                                                                       21,621            28,719
*  Industrial & Commercial Holdings
     P.L.C.                                                                        5,000               143
   Infast Group P.L.C.                                                           301,224           108,006
*  Intec Telecom Systems P.L.C.                                                  654,113           842,657
   Intelek P.L.C.                                                                 99,880            16,654
   Intertek Group P.L.C.                                                          70,100           944,505
   Intserve P.L.C.                                                               179,459         1,079,584
*  Invensys P.L.C.                                                             5,864,457         1,956,999
   Inveresk P.L.C.                                                               150,000            27,318
*  IQE P.L.C.                                                                    107,400            20,993
   ISIS Asset Management P.L.C.                                                  268,751         1,219,903
   Isoft Group P.L.C.                                                            210,764         1,552,064
   Isotron P.L.C.                                                                 50,325           459,195
   Ite Group P.L.C.                                                              518,511           814,990
   Itnet P.L.C.                                                                  115,160           596,105
*  Itouch International P.L.C.                                                   615,741           397,312
*  Jarvis Porter Group P.L.C.                                                     99,894            19,095
   JJB Sports P.L.C.                                                             448,783         1,741,970
   JKX Oil and Gas P.L.C.                                                        264,746           615,117
   John David Group P.L.C.                                                       114,500           431,925
   Johnson Service Group P.L.C.                                                  125,535           950,615
*  Kalamazoo Computer Group P.L.C.                                                56,120             1,877
   KBC Advanced Technologies P.L.C.                                               68,734            48,500
   Keller Group P.L.C.                                                           123,128           571,421
   Kensington Group P.L.C.                                                        98,187           786,076
*  Kewill Systems P.L.C.                                                         128,018           158,804
   Kidde P.L.C.                                                                  232,000           672,558
   Kier Group P.L.C.                                                              63,370           847,229
   Kiln P.L.C.                                                                   383,129           589,623
*  Kingston Communications P.L.C.                                                850,036         1,001,415
   Kleeneze P.L.C.                                                               109,256           271,087
*  Knowledge Support Systems Group
     P.L.C.                                                                       25,000               382
   La Fitness P.L.C.                                                              53,738           210,933
   Laing (John) P.L.C.                                                           353,630         1,602,032
   Laird Group P.L.C.                                                            291,676         2,037,150
   Lambert Howarth Group P.L.C.                                                   43,203           234,725
*  Lastminute.com P.L.C.                                                         504,477           990,057
   Latchways P.L.C.                                                               15,838           124,842
*  Laura Ashley Holdings P.L.C.                                                2,505,661           658,049
   Lavendon Group P.L.C.                                                          61,795           173,246
   Lincat Group P.L.C.                                                            19,000           144,081
   Linton Park P.L.C.                                                             39,000           275,647
   Linx Printing Technologies P.L.C.                                              27,000           280,553
   Litho Supplies P.L.C.                                                          20,000            18,559
*  London Clubs International P.L.C.                                             332,581           873,851
   London Industrial P.L.C.                                                       30,631         1,188,765
   London Merchant Securities P.L.C.                                             597,381         2,287,338
   London Scottish Bank P.L.C.                                                   263,000           646,741
   Lookers P.L.C.                                                                 63,057           364,052
*  Lorien P.L.C.                                                                  60,000            61,359
   Low & Bonar P.L.C.                                                            166,108           378,837
   Luminar P.L.C.                                                                135,289         1,294,900
   Lupus Capital P.L.C.                                                          354,881           111,738
*  M.L. Laboratories P.L.C.                                                      377,657           129,730
   Macfarlane Group P.L.C.                                                       228,287           135,438

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Macro 4 P.L.C.                                                                 42,500   $       150,591
   Maiden Group P.L.C.                                                            16,800            72,944
   Mallett P.L.C.                                                                 24,837           135,964
   Management Consulting Group
     P.L.C.                                                                      331,679           277,946
   Manchester United P.L.C.                                                      609,642         3,210,240
   Manganese Bronze Holdings P.L.C.                                               32,184           117,339
   Marchpole Holdings P.L.C.                                                     189,130            99,168
   Marlborough Stirling P.L.C.                                                   408,654           324,522
   Marshalls P.L.C.                                                              221,135         1,213,146
*  Marylebone Warwick Balfour Group
     P.L.C.                                                                      239,501           305,051
   Matalan P.L.C.                                                                 84,701           348,722
*  Mayflower Corp. P.L.C.                                                        550,636            71,046
   McAlpine (Alfred) P.L.C.                                                      198,580         1,096,293
   McBride P.L.C.                                                                314,973           912,373
   McCarthy & Stone P.L.C.                                                       194,968         2,048,964
   McKay Securities P.L.C.                                                        97,232           473,623
*  Medical Solutions P.L.C.                                                      126,658            16,342
*  Medisys P.L.C.                                                                586,814            82,701
   Meggitt P.L.C.                                                                514,738         2,513,664
*  Melrose Resouces P.L.C.                                                       109,660           568,138
   Menzies (John) P.L.C.                                                         103,775           906,595
   Merchant Retail Group P.L.C.                                                  185,666           554,298
   Merrydown P.L.C.                                                               59,927           144,885
   Mersey Docks & Harbour Co. P.L.C.                                             117,087         1,998,898
   Metal Bulletin P.L.C.                                                          95,500           412,159
   Metalrax Group P.L.C.                                                         358,740           531,873
   MFI Furniture Group P.L.C.                                                     60,855           134,827
   Mice Group P.L.C.                                                             139,909           136,132
   Michael Page International P.L.C.                                             608,273         1,960,127
*  Microgen P.L.C.                                                               165,574           173,910
   Millennium and Copthorne Hotels
     P.L.C.                                                                       80,633           556,444
   Minerva P.L.C.                                                                266,135         1,475,228
   Mitie Group P.L.C.                                                            589,515         1,664,945
   Molins P.L.C.                                                                  68,000           198,426
*  Monsoon P.L.C.                                                                 71,000           303,582
*  Morgan Crucible Company P.L.C.                                                435,211         1,378,320
   Morgan Sindall P.L.C.                                                          78,265           700,713
   Morse P.L.C.                                                                  277,169           528,750
   Moss Brothers Group P.L.C.                                                    163,400           330,099
   Mothercare P.L.C.                                                             100,783           560,145
   Mouchel Parkman P.L.C.                                                        152,923           696,941
   Mowlem (John) & Co. P.L.C.                                                    341,969         1,222,580
   MS International P.L.C.                                                        71,500           102,516
   MSB International P.L.C.                                                       16,000            25,105
   Mtl Instruments Group P.L.C.                                                   24,678           120,568
   Mucklow (A & J) Group P.L.C.                                                  175,000         1,132,721
*  Music Choice Europe P.L.C.                                                     33,796            11,133
*  My Travel Group P.L.C.                                                        628,934            62,308
   National Express Group P.L.C.                                                  25,000           360,225
*  Ncipher P.L.C.                                                                 42,512           177,561
   Nestor Healthcare Group P.L.C.                                                180,200           465,261
*  Netstore P.L.C.                                                               143,737            90,764
*  New Avesco P.L.C.                                                              29,998            42,434
   Newcastle United P.L.C.                                                       198,896           144,472
*  Next Fifteen Communtications
     P.L.C.                                                                       25,000            27,458
   NHP P.L.C.                                                                    311,286         1,529,367
   Nichols P.L.C.                                                                 66,550           217,223
   Nord Anglia Education P.L.C.                                                   63,924   $       287,005
   Northamber P.L.C.                                                              75,888           136,356
   Northern Foods P.L.C.                                                         527,042         1,694,889
   Northern Recruitment Group P.L.C.                                              22,158            76,228
*  Northgate Information Solutions P.L.C.                                        933,445         1,215,860
   Northgate P.L.C.                                                              118,200         1,766,043
   Novar P.L.C.                                                                  646,454         2,005,610
*  NSB Retail P.L.C.                                                             636,455           343,990
*  NXT P.L.C.                                                                    125,976           120,232
   Ocean Wilsons Holdings, Ltd.                                                   84,250           394,832
*  Orbis P.L.C.                                                                   11,428             1,090
*  Osmetech P.L.C.                                                               669,354            39,321
   Ottakar's P.L.C.                                                               34,693           221,410
   Owen (H.R.) P.L.C.                                                             46,993           181,932
*  Oxford Biomedica, Ltd.                                                        523,967           167,730
   Oxford Instruments P.L.C.                                                      63,163           233,940
*  Pace Micro Technology P.L.C.                                                  428,871           450,882
   Paladin Resources P.L.C.                                                      626,476         2,131,292
   Paragon Group of Companies P.L.C.                                             153,200         1,031,055
   Parity Group P.L.C.                                                           381,072            72,823
   Park Group P.L.C.                                                             291,600           167,419
   Partridge Fine Arts P.L.C.                                                     58,000            64,303
   Pendragon P.L.C.                                                              239,375         1,215,664
   Penna Consulting P.L.C.                                                        33,000            83,912
*  Pharmagene P.L.C.                                                             160,000           123,983
   Photo-Me International P.L.C.                                                 850,594         1,503,385
   PHS Group P.L.C.                                                              729,053           969,168
*  Phytopharm P.L.C.                                                              56,696           206,268
*  Pillar Property P.L.C.                                                        171,938         2,316,807
   Pittards P.L.C.                                                                60,985            28,594
*  Planestation Group P.L.C.                                                      76,551            63,637
   Planit Holdings P.L.C.                                                        235,000           114,616
*  Plantation & General P.L.C.                                                    70,623            24,974
*  Plasmon P.L.C.                                                                100,000           357,323
   Portmeirion Group P.L.C.                                                       22,856            79,733
   Porvair P.L.C.                                                                 62,000           122,969
   Premier Farnell P.L.C.                                                         18,000            70,300
*  Premier Oil P.L.C.                                                            141,425         1,513,039
*  Pressac P.L.C.                                                                 78,129             7,611
   Primary Health Properties P.L.C.                                               23,784           123,497
*  Primback Units                                                                135,600                 0
*  Probus Estates P.L.C.                                                          83,333             1,314
*  Protherics P.L.C.                                                             557,510           575,553
*  Provalis P.L.C.                                                               586,513            95,700
   PSD Group P.L.C.                                                               43,500           216,005
   Psion P.L.C.                                                                  683,616           717,293
   PZ Cuzzons P.L.C.                                                              40,541           988,791
*  QA P.L.C.                                                                     158,950             8,746
*  Quantica P.L.C.                                                                76,321            76,676
   Quintain Estates & Development
     P.L.C.                                                                      158,650         1,434,515
*  QXL Ricardo P.L.C.                                                                130             1,677
   RAC P.L.C.                                                                    142,900         1,665,865
   Radamec Group P.L.C.                                                           35,000            18,448
   Radstone Technology P.L.C.                                                     40,384           233,415
   Ransom (William) & Son P.L.C.                                                  30,000            29,535
   Redrow P.L.C.                                                                 238,311         1,549,066
*  Redstone P.L.C.                                                               257,485            38,867
   Reed Health Group P.L.C.                                                      155,333           185,146
   Reg Vardy P.L.C.                                                              112,005           958,341
   Regent Inns P.L.C.                                                            162,667           156,893

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*  Regus Group P.L.C.                                                          1,049,446   $     1,748,769
   Reliance Security Group P.L.C.                                                 66,349           590,351
   Renishaw P.L.C.                                                               188,734         2,184,251
   Renold P.L.C.                                                                 144,000           203,833
*  Retail Decisions P.L.C.                                                       381,092           179,661
   Ricardo P.L.C.                                                                114,409           479,619
   Richmond Foods P.L.C.                                                          40,237           436,011
*  Richmond Oil & Gas P.L.C.                                                     220,000                 0
   RM P.L.C.                                                                     153,319           460,648
*  RMS Communications P.L.C.                                                      15,000                 0
   Robert Walters P.L.C.                                                         124,017           245,035
   Robert Wiseman Dairies P.L.C.                                                 199,037           894,942
   ROK property solutions P.L.C.                                                  58,166           457,732
   Rotork P.L.C.                                                                 185,440         1,546,991
   Roxboro Group P.L.C.                                                           55,682           394,942
*  Royal Doulton P.L.C.                                                          585,904           123,213
   Royalblue Group P.L.C.                                                         47,200           406,254
   RPC Group P.L.C.                                                              123,353           497,344
   RPS Group P.L.C.                                                              309,949           889,361
   Rugby Estates P.L.C.                                                           15,328            82,732
   Rutland Trust P.L.C.                                                          174,255           123,243
   S & U P.L.C.                                                                   21,140           221,634
*  Safeland P.L.C.                                                                25,000            27,261
   Salvesen (Christian) P.L.C.                                                   396,216           452,630
   Sanctuary Group P.L.C.                                                        489,749           432,855
   Savills P.L.C.                                                                104,000           829,405
   Scapa Group P.L.C.                                                            163,581            87,820
*  Scipher P.L.C.                                                                 34,563               743
   Scottish Radio Holdings P.L.C.                                                 75,876         1,338,976
   SCS Upholstery P.L.C.                                                          47,547           327,964
*  SDL P.L.C.                                                                     95,883           220,868
*  Seashell Group P.L.C.                                                           1,441             3,305
   Secure Trust Group P.L.C.                                                      27,118           159,214
   Senior P.L.C.                                                                 433,410           315,081
   Serco Group P.L.C.                                                            235,235         1,003,336
*  Servicepower Technologies P.L.C.                                              150,000            93,222
   Severfield-Rowan P.L.C.                                                        26,211           238,244
*  SFI Group P.L.C.                                                               26,713            15,829
   Shaftesbury P.L.C.                                                            189,732         1,102,476
   Shanks & McEwan Group P.L.C.                                                  330,006           832,723
   Shiloh P.L.C.                                                                  14,500            35,058
   SHL Group P.L.C.                                                               73,174           153,852
*  ShopRite Group P.L.C.                                                         204,780            47,951
   Shore Capital Group P.L.C.                                                    344,465           237,462
   SIG P.L.C.                                                                    231,332         2,312,092
*  Simon Group P.L.C.                                                            348,089           286,669
   Sinclair (William) Holdings P.L.C.                                             53,000            56,660
   Singer & Friedlander Group P.L.C.                                             248,303         1,331,083
   Sirdar P.L.C.                                                                  41,600            25,741
*  Skyepharma P.L.C.                                                           1,025,478         1,312,647
   Smart (J.) & Co. (Contractors) P.L.C.                                          22,500           251,601
*  Smart Approach Group P.L.C.                                                    12,599             3,856
   SMG P.L.C.                                                                    574,831         1,169,453
   Smith (David S.) Holdings P.L.C.                                              768,516         2,187,879
   Smith (James) Estates P.L.C.                                                   17,524           136,501
   Smith (WH) P.L.C.                                                             216,982         1,236,388
*  Soco International P.L.C.                                                     132,328           752,445
   Somerfield P.L.C.                                                             722,361         2,107,753
   Sondex P.L.C.                                                                  89,293           348,360
   South Staffordshire Group P.L.C.                                               21,600           461,397
   Southampton Leisure Holdings P.L.C.                                            19,615            14,042
   Spectris P.L.C.                                                               242,231   $     1,874,163
   Speedy Hire P.L.C.                                                             80,739           744,263
   Spirax-Sarco Engineering P.L.C.                                               122,800         1,444,064
*  Spirent P.L.C.                                                              1,610,055         2,192,960
*  Sportech P.L.C.                                                               846,974           149,713
   Spring Group P.L.C.                                                           406,488           750,092
   SSL International P.L.C.                                                      284,176         1,534,081
   St. Ives P.L.C.                                                               154,964         1,147,086
   St. Modwen Properties P.L.C.                                                  228,607         1,341,218
   Stanelco P.L.C.                                                             1,201,354           134,687
   Stanley (Charles) Group P.L.C.                                                 86,800           424,750
   Stanley Leisure P.L.C.                                                        235,641         2,011,568
*  Sterling Publishing Group P.L.C.                                               75,298            19,431
   Stylo P.L.C.                                                                   64,096            74,737
*  Superscape P.L.C.                                                             189,476           191,757
*  Surfcontrol P.L.C.                                                             56,124           593,986
   Swallowfield P.L.C.                                                            15,000            25,037
   Sygen International P.L.C.                                                    492,975           387,050
   T&F Informa Group P.L.C.                                                      355,029         2,583,316
   T. Clarke P.L.C.                                                               18,714           214,266
*  Tadpole Technology P.L.C.                                                     427,207            85,825
*  Tandem Group P.L.C.                                                           327,365                 0
   Tarsus Group P.L.C.                                                            86,934           199,142
   Taylor Nelson AGB P.L.C.                                                      109,000           478,996
   TBI P.L.C.                                                                  1,238,853         2,175,033
   Ted Baker P.L.C.                                                               82,767           731,413
   Teesland P.L.C.                                                                69,925           106,261
*  Telecity P.L.C.                                                               549,148           144,057
   Telecom Plus P.L.C.                                                            89,103           440,742
*  Telecommunications Group P.L.C.                                                45,958               659
   Telemetrix P.L.C.                                                             177,320           437,146
*  Telspec P.L.C.                                                                 25,000             5,968
*  Terence Chapman Group P.L.C.                                                   62,500               379
   Tex Holdings P.L.C.                                                            14,000            34,462
   The Big Food Group P.L.C.                                                     595,901         1,054,322
*  The Innovation Group P.L.C.                                                   940,000           688,036
   The Malcolm Group P.L.C.                                                      109,377           203,976
   The Peacock Group P.L.C.                                                      172,468           922,323
*  The Television Corp. P.L.C.                                                    81,937           151,318
*  The Wireless Group P.L.C.                                                     189,923           281,328
*  Theratase P.L.C.                                                               46,347            34,553
   Thorntons P.L.C.                                                              158,000           463,644
   Thorpe (F.W.) P.L.C.                                                           24,000           152,577
*  Thus Group P.L.C.                                                           2,022,919           551,895
   Tinsley (Eliza) Group P.L.C.                                                   19,844             9,680
*  Toad Group P.L.C.                                                              85,507            17,229
   Topps Tiles P.L.C.                                                            348,450         1,519,141
   Tops Estates P.L.C.                                                           116,033           760,342
*  Torotrak P.L.C.                                                               167,633           238,071
*  Tottenham Hotspur P.L.C.                                                      150,000            78,255
   Town Centre Securities (New) P.L.C.                                           142,137           887,952
   Trace Computers P.L.C.                                                         33,552            51,620
*  Trafficmaster P.L.C.                                                          198,201           289,554
   Transport Development Group P.L.C.                                            133,173           575,685
   Treatt P.L.C.                                                                   9,957            35,782
   Trifast P.L.C.                                                                135,388           203,238
   Trio Holdings P.L.C.                                                          111,411            48,386
   TT Electronics P.L.C.                                                         254,463           935,507
*  TTP Communications P.L.C.                                                     325,621           364,785
   Tullow Oil P.L.C.                                                             500,218         1,402,232
   U.K. Coal P.L.C.                                                              205,912           522,890

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   UCM Group P.L.C.                                                               41,980   $        56,307
   Ulster Television, Ltd.                                                       115,602           986,808
   Ultra Electronics Holdings P.L.C.                                             100,269         1,280,801
   Ultraframe P.L.C.                                                             162,456           263,869
   Umeco P.L.C.                                                                   51,019           402,112
   Uniq P.L.C.                                                                   186,872           745,219
   Unite Group P.L.C.                                                            156,391           751,684
   Universal Salvage P.L.C.                                                       36,111            52,805
*  Vanco P.L.C.                                                                  145,748           765,347
   Vega Group P.L.C.                                                              32,300           106,913
*  Venture Production P.L.C.                                                     197,404           901,756
*  Vernalis P.L.C.                                                               244,324           403,510
   Victoria P.L.C.                                                                12,000            52,282
   Victrex P.L.C.                                                                136,254           901,966
   Vislink P.L.C.                                                                103,960            41,778
   Vitec Group P.L.C.                                                             62,856           372,796
*  Volex Group P.L.C.                                                             58,801           107,391
   VP P.L.C.                                                                     108,111           325,417
   VT Group P.L.C.                                                               257,959         1,460,252
   Wagon P.L.C.                                                                   74,388           233,315
*  Walker Greenbank P.L.C.                                                        53,105             9,136
   Warner Estate Holdings P.L.C.                                                  95,471           896,265
*  Waterdorm P.L.C.                                                              105,000                 0
   Waterman P.L.C.                                                                74,473           133,292
   Watermark Group P.L.C.                                                         68,660           198,545
   Weir Group P.L.C.                                                             356,454         2,024,411
   Wellington Holdings P.L.C.                                                     32,446            97,580
   Wembley P.L.C.                                                                 36,926           480,659
   Westbury P.L.C.                                                               202,522         1,481,884
*  Weston Medical Group P.L.C.                                                    50,200             2,399
   Wetherspoon (J.D.) P.L.C.                                                     282,231         1,230,702
   Whatman P.L.C.                                                                241,935         1,179,246
   White Young Green P.L.C.                                                       74,666           406,810
   Whitehead Mann Group P.L.C.                                                    95,000           287,055
   Whittard of Chelsea P.L.C.                                                     37,487           135,109
   Wilmington Group P.L.C.                                                       143,376           375,693
*  Wilshaw P.L.C.                                                                198,409            33,185
   Wilson Bowden P.L.C.                                                            7,000           133,186
   Wincanton P.L.C.                                                              163,303           870,149
   Windsor P.L.C.                                                                101,510            90,761
   Wolverhampton & Dudley Breweries
     P.L.C.                                                                      125,925         2,202,565
   Wood Group (John) P.L.C.                                                      881,804         2,443,289
   Woolworths Group P.L.C.                                                     2,617,775         2,227,011
   Workplace Systems International
     P.L.C.                                                                      238,739            74,240
   WSP Group P.L.C.                                                               94,842           418,774
   Wyevale Garden Centres P.L.C.                                                  78,824           559,382
   Wyndeham Press Group P.L.C.                                                    73,066           179,540
*  XAAR P.L.C.                                                                   108,722           267,704
   XANSA P.L.C.                                                                  575,870         1,018,183
*  Xenova Group P.L.C.                                                           607,931            72,352
   XKO Group P.L.C.                                                               30,304            40,506
   XP Power P.L.C.                                                                26,903           225,639
*  Yorkshire Group P.L.C.                                                         82,504             9,068
   Young & Co's Brewery P.L.C.                                                    10,000           185,921
   Young & Co's Brewery P.L.C. Class A                                             5,234   $       131,216
   Yule Catto & Co. P.L.C.                                                       278,083         1,559,934
   Zotefoams P.L.C.                                                               62,000            79,996
                                                                                           ---------------
TOTAL COMMON STOCKS
    (Cost $274,387,702)                                                                        371,382,332
                                                                                           ---------------
INVESTMENT IN CURRENCY -- (0.9%)
*  British Pound Sterling
     (Cost $3,631,644)                                                                           3,641,345
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
*  Letter of Entitlements - Audemars
     Piguet                                                                       90,242                 0
*  Planestation Group P.L.C. Warrants
     01/13/11                                                                    229,653             2,724
*  SFI Holdings Litigation Certificate                                            26,713                 0
*  Xenova Group P.L.C. Contingent
     Rights 08/14/11                                                              94,500                 0
*  Xenova Group P.L.C. Warrants
     12/31/08                                                                     56,991             2,315
                                                                                           ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $4,780)                                                                                     5,039
                                                                                           ---------------
TOTAL -- UNITED KINGDOM
   (Cost $278,024,126)                                                                         375,028,716
                                                                                           ---------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
*  Bookham, Inc.
     (Cost $500,697)                                                              57,292           307,085
                                                                                           ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*  Euro Currency
     (Cost $101)                                                                                       127
                                                                                           ---------------

                                                                                FACE
                                                                               AMOUNT
                                                                               ------
                                                                                (000)
TEMPORARY CASH
  INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $6,458,000 FNMA
   Notes 2.95%, 11/14/07, valued at
   $6,467,061) to be repurchased at
   $6,378,333
   (Cost $6,378,000)                                                         $     6,378         6,378,000
                                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $284,902,924)                                                                     $   381,713,928
                                                                                           ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   FRANCE -- (12.5%)
   COMMON STOCKS -- (12.5%)
            Affine                                                                                 1,400   $          127,012
            Ales Groupe SA                                                                         6,648              114,679
            Altedia SA                                                                             2,800               51,136
        *   Alten SA                                                                              21,372              483,168
      * #   Altran Technologies SA                                                                82,633              857,783
            Apem SA                                                                                1,000               79,347
            April Group SA                                                                        31,201              724,059
            Ares (Groupe) SA                                                                       5,500               35,896
            Arkopharma                                                                            18,720              423,610
            Assystem Brime SA                                                                      7,580              151,159
            Aubay SA                                                                               5,774               30,186
            Audika SA                                                                              1,900              174,175
        *   Baccarat SA                                                                            1,090              126,707
            Bacou-Dalloz                                                                           6,287              484,287
        #   Bains de Mer et du Cercle des Etrangers a Monaco                                       4,615            2,433,224
            Banque Tarneaud SA                                                                     1,000              174,614
        #   Beneteau SA                                                                           13,527            1,072,045
        *   Bigben Interactive                                                                     2,100                8,108
            Boiron SA                                                                             16,659              504,084
            Boizel Chanoine Champagne SA                                                             600               37,987
        #   Bonduelle SA                                                                           6,723              606,701
            Bongrain SA                                                                           13,083              887,920
            Bricorama SA                                                                           3,379              211,944
            Brioche Pasquier SA                                                                    2,888              206,764
            Buffalo Grill SA                                                                       1,028               18,850
        *   Bull SA                                                                              379,800              237,573
            Burelle SA                                                                             4,030              478,349
        *   Business Objects SA                                                                   16,500              385,205
        *   BVRP SA                                                                                2,900               55,079
            Camaieu SA                                                                             4,988              465,368
        *   Carbone Lorraine                                                                      40,631            1,975,195
            Cegedim SA                                                                             6,902              526,110
            CEGID SA                                                                              18,000              587,040
        *   Cesar SA                                                                              16,955               20,292
            CFF Recycling SA                                                                      84,608            2,225,250
            Cie Financiere Pour La Location D'Immeubles Industriels & Commerciaux Sa               6,400              363,242
            Clarins SA                                                                             8,798              487,472
      * #   Club Mediterranee SA                                                                  15,665              719,525

            Consortium International de Diffusion et de Representation Sante                         600                6,594
            Crometal SA                                                                            1,100               70,027
        *   CS Communication et Systemes                                                           4,983              196,084
        *   Cybergun                                                                               1,058               21,933
        *   Damartex SA                                                                           22,900              728,108

        *   Dane-Elec Memory SA                                                                   11,400               51,830
            Delachaux SA                                                                           1,300              171,307
            Deveaux SA                                                                             1,040              107,787
            Didot-Bottin                                                                           1,620              193,990
        *   DMC (Dollfus Mieg et Cie)                                                              9,630               56,084
        *   Dynaction SA                                                                          10,660              232,632
            Electricite de Strasbourg                                                             23,784            3,327,592
            Elior                                                                                104,108            1,063,766
            Esso SA                                                                                3,200              475,319
            Etam Developpement SA                                                                  7,300              154,651
        *   Eurafrance                                                                            12,668              987,991
        *   Euraltech SA                                                                          11,700               21,500
      * #   Euro Disney SCA                                                                      797,643              287,105
            Evialis SA                                                                             1,200               47,908
            Exel Industries SA                                                                     1,800              122,994
        *   Explosifs et de Produits Chimiques                                                       524              197,094
            Faurecia SA                                                                            6,500              486,138
        #   Fimalac SA                                                                           111,143            5,037,658
            Fininfo SA                                                                             9,760              290,909
            Fleury Michon SA                                                                       3,100              148,810
            Francois Freres (Tonnellerie) SA                                                       3,150               86,219
        *   Gantois Series A                                                                         647                9,115
            Gascogne SA                                                                            6,472              579,628
            Gaumont                                                                               14,607            1,060,047
        *   GCI (Groupe Chatellier Industrie SA)                                                   7,258                  965
        *   Generale de Geophysique SA                                                            20,770            1,315,273
            Generale de Sante                                                                     32,259              637,283
            Generale Location SA                                                                   9,000              233,743
        *   Geodis SA                                                                              4,379              456,689
            Gevelot                                                                                3,584              250,314
            GFI Informatique SA                                                                   26,700              158,416
            Gifi                                                                                   4,678              217,100
        *   Ginger (Groupe Ingenierie Europe)                                                      2,600               51,256
            Grands Moulins de Strasbourg                                                             110               65,861
            Groupe Bourbon SA                                                                     19,038              915,112
            Groupe Crit                                                                            6,900              168,816
        *   Groupe Flo SA                                                                         11,900               80,085
        *   Groupe Focal SA                                                                        1,400                8,745
            Groupe Go Sport SA                                                                     2,207              152,875
            Groupe Guillin SA                                                                      1,200               82,802
            Groupe Open SA                                                                         6,000               68,182
            Groupe Steria                                                                         14,365              539,118
            Guerbet SA                                                                             1,700              153,790
            Guyenne et Gascogne SA                                                                26,000            2,871,779
            Havas SA                                                                              62,300              344,269
        *   Hotels et Casinos de Deauville                                                         2,055            1,231,323
            Hyparlo SA                                                                             5,514              312,305
            IDSUD                                                                                    614               20,458
        *   Iliad SA                                                                               8,500              251,572
        *   IMS International Metal Service SA                                                    12,630              127,572
            Industrielle et Financiere d'Entreprise SA                                               300               66,150
      * #   Infogrames Entertainment SA                                                           83,638              139,063
            Ingenico SA                                                                           61,820            1,010,755
            Ioltech SA                                                                               500               54,371

            Ipsos SA                                                                               5,776              582,014
            Kaufman et Broad SA                                                                    7,722              398,245
            Lafuma SA                                                                                810               59,088
            Laurent-Perrier                                                                        3,100              129,319
            Lectra Systemes SA                                                                    23,092              158,185
            Lisi SA                                                                                7,827              406,237
            Manitou SA                                                                            44,368            1,422,008
            Manutan International SA                                                               4,700              231,606
        #   Marionnaud Parfumeries Retails Perfumes                                               11,209              331,281
        *   Matussiere et Forest SA                                                               13,600               52,418
        *   Metaleurop SA                                                                         35,449               25,441
            MGI Coutier SA                                                                         1,400               64,980
            Montupet SA                                                                           32,450              908,243
            Mr. Bricolage SA                                                                       6,600              149,138
            Neopost SA                                                                             7,200              518,749
            Nexans                                                                                15,136              583,055
            Norbert Dentressangle                                                                  8,372              455,465
            Nord Est SA                                                                           21,507            1,246,469
      * #   Oberthur Card Systems SA                                                              53,640              374,390
        *   Oeneo                                                                                 31,265               42,323
        *   Otor SA                                                                               13,700               67,356
            Parcours SA                                                                            5,300               35,490
        *   Paris Orleans et Cie SA                                                                2,832              647,137
            Passat SA                                                                              2,400               48,014
        *   Penauille Polyservices SA                                                             10,200              109,781
            Petit Forestier SA                                                                     3,043              123,913
        #   Pierre & Vacances                                                                      6,635              706,897
            Pinguely-Haulotte SA                                                                  25,000              185,364
            Plastic Omnium SA                                                                     15,423              823,385
            Plastivaloire SA                                                                       1,700               49,745
            Prosodie SA                                                                            4,500              116,332
            Provimi SA                                                                            13,972              294,071
            PSB Industries SA                                                                      1,240              212,572
        *   Radiall SA                                                                             1,340              110,514
            Remy Cointreau SA                                                                      8,774              324,763
            Robertet SA                                                                            1,076              144,221
        #   Rodriguez Group SA                                                                     9,687              492,332
            Rougier SA                                                                             2,040              160,135
        *   S.T. Dupont SA                                                                         3,800               25,325
            Sabeton                                                                               13,500              200,334
            Samse SA                                                                               4,400              665,477
            Sasa Industries SA                                                                     1,000               29,054
        *   Saveurs de France-Brossard                                                               900               31,403
      * #   Scor SA                                                                              524,279              974,499
            SDR de Bretagne SA                                                                     1,314               46,464
            SEB SA Prime Fidelite 2002                                                             3,300              333,655
            Sechilienne-Sidec                                                                      2,200              568,962
            Securidev SA                                                                           1,500               24,533
            Selectibail                                                                           29,286            1,141,306
            Signaux Girod SA                                                                         600               41,958

            SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)               15,009            1,358,500
            Skis Rossignol SA                                                                     41,668              755,322
            Smoby SA                                                                                 500               53,255

            Societe du Louvre SA                                                                  14,513            1,621,782
            Societe Industrielle D'Aviations Latecoere SA                                          3,700              159,053
            Societe Pour L'Informatique Industrielle SA                                            1,800               80,592
            Solving International SA                                                               2,160               11,201
            Somfy Interational SA                                                                 22,900            4,835,130
            Sopra SA                                                                               7,618              437,718
        #   SR Teleperformance                                                                    90,928            2,283,048
            Stallergenes SA                                                                        1,949              160,961
            Ste Virbac SA                                                                          7,637              253,774
            Stef-Tfe SA                                                                            2,032              215,257
            Sucriere de Pithiviers-le-Vieil                                                        1,825            1,379,849
        *   Sylis SA                                                                               4,700               34,412
            Synergie SA                                                                            8,000              227,231
            Taittinger SA                                                                         12,700            3,574,538
        *   Teisseire France SA                                                                      700               68,840
            Tessi SA                                                                               1,700               84,206
            Touax (Touage Investissement SA)                                                      10,378              274,343
            Toupargel-Agrigel SA                                                                   6,200              214,041
            Trigano SA                                                                             7,953              570,503
      * #   Ubi Soft Entertainment SA                                                             10,800              230,902
            Unilog SA                                                                              9,747              630,323
        #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                    31,700            4,383,017
        *   Valtech, La Defense                                                                   68,224               89,824
            Viel et Compagnie                                                                     44,339              215,002
            Vilmorin et Cie SA                                                                     2,349              457,848
            VM Materiaux SA                                                                          600               62,073
            Vranken Monopole                                                                       2,800              133,623
            Zodiac SA                                                                             14,964              617,256
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $47,280,511)                                                                                            89,105,077
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          24,800               27,687
        *   Ales Groupe SA Warrants 03/23/09                                                         316                1,575
        *   Carbone Lorraine Rights 10/06/04                                                           8                   19
        *   Ginger (Groupe Ingenierie Europe) Warrants 09/30/05                                    2,600                  173
        *   Groupe Open SA Warrants 10/21/06                                                       1,000                  487
        *   Oeneo Warrants 08/26/06                                                               14,365                  764
        *   Prosodie SA Warrants 10/28/06                                                            900                  449
        *   Ubi Soft Entertainment SA Warrants 05/14/06                                            4,100                1,089
        *   Valtech, La Defense Warrants 07/29/05                                                 20,000                  807
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $20,863)                                                                                                    33,050
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $47,301,374)                                                                                            89,138,127
                                                                                                           ------------------

   GERMANY -- (11.5%)
   COMMON STOCKS -- (11.5%)
            A.S. Creation Tapeton AG                                                               2,900               88,216

            Aareal Bank AG                                                                        46,391            1,418,237
        *   Acg AG Fuer Chipkarten und Informationssysteme                                        16,940               23,178
            Ackermann-Goeggingen AG                                                                8,100              157,250
            AC-Service AG                                                                          4,300               28,875
        *   Adva AG Optical Networking                                                            39,883              264,788
        *   Agrob AG                                                                               5,800               64,763
      * #   Aixtron AG                                                                            74,124              331,688
        *   Amadeus Fire AG                                                                        4,900               25,372
            Andreae-Noris Zahn AG, Anzag                                                          27,200            1,165,433
        *   Articon Integralis AG                                                                  7,900               23,012
            Atoss Software AG                                                                      3,700               50,035
        *   Augusta Technologie AG                                                                11,750                7,800
            Ava Allgemeine Handelsgesellschaft der Verbraucher AG                                 35,814            2,023,757
            AWD Holding AG                                                                        52,932            1,988,042
        *   Baader Wertpapier Handelsbank AG                                                      19,026              132,122
        #   Balda AG                                                                              40,277              460,379
        *   Basler AG                                                                              3,200               63,767
        #   Beate Uhse AG                                                                         56,241              814,421
        #   Bechtle AG                                                                            25,498              534,592
        *   Berliner Elektro Holding AG                                                           17,611              178,427
            Bertrandt AG                                                                           9,850              159,888
        #   Beru AG                                                                               14,051            1,283,506
            Beta Systems Software AG                                                               2,850               46,535
            Bien-Haus AG                                                                           2,400               30,272
            Bilfinger & Berger Bau AG                                                             44,787            1,677,853
        *   Biolitec AG                                                                            8,000               44,168
        *   Biotest AG                                                                             3,804               60,949
        *   BKN International AG                                                                  17,600              139,241
        *   BMP AG                                                                                10,600               29,896
            Boewe Systec AG                                                                        7,866              414,951
        *   Borussia Dortmund GMBH & Co. KGAA                                                     21,650               72,599
            Bremer Energiekonto AG                                                                14,700               22,108
        *   CBB Holding AG                                                                       102,602                8,182
      * #   Ce Consumer Electrnic AG                                                              21,600               33,600
        *   Ceag AG                                                                               20,670              230,868
        *   Cenit AG Systemhaus                                                                    3,500               67,699
        *   Centrotec Hochleistungskunststoffe AG                                                  7,500              192,072
            Cewe Color Holding AG                                                                  7,073              165,034
            Comdirect Bank AG                                                                    120,666            1,170,685
        *   Computec Media AG                                                                      4,650               38,961
            Computerlinks AG                                                                       5,700               97,090
        *   Condomi AG                                                                             1,800                3,415
        *   CTS Eventim AG                                                                        14,800              295,957
            Curanum AG                                                                            21,500               55,128
        *   D. Logistics AG                                                                       37,750               67,822
      * #   DAB Bank AG                                                                           70,271              499,756
        *   Data Modul AG                                                                          3,194               48,383
        *   DEAG Deutsche Entertainment AG                                                        10,500               21,341
            Deutsche Euroshop AG                                                                  18,927              927,683
        *   Deutsche Steinzeug Cremer & Breuer AG                                                 87,200               90,536
      * #   Deutz AG                                                                              96,790              391,089
        *   Dierig Holding AG                                                                     10,500              175,145
            Dis Deutscher Industrie Service AG                                                    18,524              642,726
        *   Dom-Braugerei AG                                                                         900               25,312

            Douglas Holding AG                                                                    43,825            1,450,046
        *   Dr. Scheller Cosmetics AG                                                              4,000               19,628
        *   Drillisch AG                                                                          28,287              132,387
        *   Duerr Beteiligungs AG                                                                 17,593              349,862
            DVB Bank AG                                                                            7,124              967,410
        *   Eckert and Ziegler Strahlen - und Medizintechnik AG                                    3,000               33,278
        *   Elexis AG                                                                              8,600               76,974
            Elmos Semiconductor AG                                                                23,218              395,877
            ElreingKlinger AG                                                                      3,000              224,173
      * #   Em.TV AG                                                                              18,773               72,106
        *   Emprise Management Consulting AG                                                       8,950               19,535
        *   Epcos AG                                                                              55,500              881,305
            Erlus Baustoffwerke AG                                                                   297              141,231
        *   Escada AG                                                                             20,520              437,119
        *   Euwax AG                                                                                 536               19,262
        *   Evotec Biosystems AG                                                                  42,707              153,859
            Feilmann AG                                                                           29,181            2,016,941
        #   FJA AG                                                                                 9,889               65,656
            Fortec Elektronik AG                                                                   1,400               51,071
        *   Freenet.De AG                                                                         50,400            1,088,857
            Fuchs Petrolub AG Oel & Chemie                                                         6,693              668,086
            GFK AG                                                                                45,483            1,656,509
        *   Gft Technologies AG                                                                   22,600               51,999
        *   GPC Biotech AG                                                                        23,900              375,512
        #   Grenkeleasing AG                                                                      15,958              678,297
            Gwag Bayerische Wohnungs- Aktiengesellschaft AG                                        3,383              173,276
            Hamborner AG                                                                          21,000              627,738
            Hawesko Holdings AG                                                                    4,300              144,004
        *   Herlitz AG                                                                             6,962               26,404
            Hochtief AG                                                                           34,000            1,009,771
        *   Hoeft & Wessel AG                                                                      6,100               24,320
            Hucke AG                                                                               8,300               34,417
            Hugo Boss AG                                                                          25,100              719,360
            Hutschenreuther AG                                                                     2,800               35,400
        *   I-D Media AG                                                                           9,700               15,956
        *   IFA Hotel & Touristik AG                                                               7,000               65,886
        *   IM International Media AG                                                             19,800               16,081
      * #   Innovation in Traffic Systems AG                                                      12,300               55,676
            Interseroh AG                                                                         11,845              266,867
      * #   Intershop Deutschland AG                                                               7,955                7,718
        *   Intertainment AG                                                                       8,500               22,933
        *   Isra Vision Systems AG                                                                 3,650               61,169
            IVG Immobilien AG                                                                    143,237            2,179,536
            Iwka AG                                                                               26,613              648,382
        *   Jenoptik AG                                                                           67,265              719,330
            K & S Aktiengesellschaft AG                                                          129,500            6,596,434
            Kampa-Haus AG                                                                         10,375               84,577
            Keramag Keramische Werke AG                                                           13,000              818,692
      * #   Kloeckner-Werke AG                                                                    53,211              855,835
        *   Kontron AG                                                                            53,965              512,721
            Krones AG                                                                             10,180            1,042,394
            KSB AG                                                                                 2,387              418,646
            KWS Kleinwanzlebener Saatzucht AG                                                      1,650            1,328,738
        *   Leica Camera AG                                                                        4,400               25,249

            Leifheit AG                                                                           12,500              324,475
            Leoni AG                                                                              37,500            2,496,154
        *   Loewe AG                                                                               7,100               58,963
            LPKF Laser & Electronics AG                                                            9,000               35,949
            Masterflex AG                                                                          4,400              158,450
        *   Maternus-Kliniken AG, Bad Oyenhausen                                                     165                  109
        *   Maxdata AG                                                                            32,897              123,059
        *   Mediclin AG                                                                           30,850               74,210
      * #   Medigene AG                                                                            8,600               87,332
        *   Mensch und Maschine Software AG                                                       10,700               38,957
      * #   Morphosys AG                                                                           4,800              221,880
        *   Mosaic Software AG                                                                     5,200                6,655
            Muehlabauer Holdings AG & Co. KGAA                                                     7,423              274,453
        *   MVS Miete Vertrieb Service AG                                                         13,050               31,044
            MVV Energie AG                                                                        58,291            1,151,032
        *   MWG Biotech AG                                                                        30,700               21,682
        *   Nemetschek AG                                                                          7,400               66,949
        *   Neschen AG                                                                             5,800               21,596
        *   Norddeutsche Affinerie AG                                                             37,449              614,942
            Norddeutsche Steingutfabrik AG                                                         5,960               50,383
        *   November AG                                                                            5,400               40,504
        *   Ohb Teledata                                                                          12,650              111,644
        *   Pandatel AG                                                                            5,700                8,710
        *   Paragon AG                                                                            11,282              223,789
        *   Parsytec AG                                                                           11,900               44,345
            PC-Ware Information Technologies AG                                                    5,100               51,510
        *   Personal & Informatik AG                                                               5,900               61,904
            Pfeiffer Vacuum Technology AG                                                          8,250              367,915
        *   Pfleiderer AG                                                                         51,351              550,238
        *   Plambeck Neue Energien AG                                                             19,350               20,817
        *   Plasmaselect AG                                                                        4,290               22,833
        *   Plenum AG                                                                              9,300               20,617
        *   Primacom AG                                                                           15,200               24,552
        *   Produkte und Syteme der Informationstechnologie AG                                    10,300               44,540
            Progress-Werk Oberkirch AG                                                             5,000              205,379
        *   PVATepla AG                                                                           15,550               37,117
      * #   Qs Communications AG                                                                 124,164              618,103
            Rational AG                                                                           15,083            1,364,009
        *   Realtech AG                                                                            3,650               25,704
            Renk AG                                                                               19,400              683,894
            REpower Systems AG                                                                     5,000               94,685
            Rheinmetall Berlin AG                                                                 45,000            2,304,151
            Rhoen Klinikum AG                                                                     24,107            1,334,374
        *   Rinol AG                                                                               5,900               11,348
        *   Rohwedder AG                                                                           4,860               28,572
        *   Ruecker AG                                                                             7,800               25,398
        *   S.A.G. Solarstrom AG                                                                   4,319               29,332
            Salzgitter AG                                                                         85,948            1,737,674
            Sartorius AG                                                                          11,252              224,300
            Schlott Sebaldus AG                                                                    7,440              198,753
            Schwarz Pharma AG                                                                     30,101            1,249,192
            Sektkellerei Schloss Wachenheim AG                                                    15,120              184,419
        *   Senator Entertainment AG                                                                 980                1,967
      * #   SGL Carbon AG                                                                         57,758              759,240

      * #   Singulus Technologies AG                                                              36,100              638,157
            Sinner AG, Karlsruhe                                                                   4,160               60,896
            Sixt AG                                                                               19,433              352,695
        *   Sm Wirtschaftsberatungs AG                                                             3,350               26,130
        *   Software AG                                                                           34,296            1,048,876
            Stada Arzneimittel AG                                                                 50,186            1,321,970
            Stahl (R.) AG                                                                          6,300               95,203
      * #   Steag Hamtech AG                                                                      35,473               69,772
        *   Stoehr & Co. AG                                                                       16,000               72,500
        *   Strabag AG                                                                             4,840              301,942
            Stratec Biomedical Systems AG                                                          3,200               72,059
            Stuttgarter Hofbraeu AG                                                               18,000              575,114
            Sued-Chemie AG                                                                        29,146            1,067,674
      * #   Suess Microtec AG                                                                     17,785              142,778
            Syskoplan AG                                                                           3,300               22,379
        *   Syzygy AG                                                                             18,000              105,912
            Takkt AG                                                                              87,707              858,908
        *   Techem AG                                                                             29,076              971,402
            Technotrans AG                                                                         6,450              121,968
        *   Telegate AG                                                                           20,500              369,478
        *   Teles AG Informationstechnologien                                                     26,657              247,143
        *   Textilgruppe Hof AG                                                                   12,170              112,212
        *   TFG Venture Capital AG & Co. KGAA                                                      8,800               24,241
        *   Tomorrow Focus AG                                                                     42,650              125,675
        *   TTL Information Technology AG                                                          6,400               25,998
        *   TV Loonland AG                                                                         7,000               18,258
            United Internet AG                                                                    79,458            2,080,469
        *   Utimaco Safeware AG                                                                   12,200               60,865
        *   Value Management & Research AG                                                         7,650               22,571
        *   VBH (Vereinigter Baubeschlag-Handel) AG                                                9,415               46,915
        *   Vereinigte Deutsche Nickel-Werke AG                                                   12,150                8,065
        *   Vivacon AG                                                                             3,032               25,732
            Vossloh AG                                                                            21,469              970,693
            Wanderer-Werke AG                                                                      7,903              253,047
        *   WaveLight Laser Technologies AG                                                        1,159               19,532
        *   WCM Beteiligungs AG                                                                  346,726              603,815
            Westag and Getalit AG, Rheda-Wiedenbrueck                                              7,000               77,740
            Wuerttembergische Lebensversicherung AG                                               11,330              230,874
            Wuerttembergische Metallwarenfabrik AG                                                30,330              540,638
            Wuerzburger Hofbraeu AG                                                                  133               73,357
            Zapf Creation AG                                                                       7,500              158,255
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $58,435,826)                                                                                            82,230,805
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BMP AG Rights 12/06/04                                                                10,600                    0
        *   D. Logistics AG Rights 12/06/04                                                       37,750                    0
        *   Intershop Holding AG, Zurich Rights 12/14/04                                           7,955                    0
        *   Medigene AG Rights 11/09/04                                                            8,600                    0
        *   MWG Biotech AG Rights 12/09/04                                                        30,700                    0
        *   November AG Rights 12/07/04                                                            5,400                    0
        *   Paragon AG Rights 12/03/04                                                            11,282                    0

   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------

   TOTAL -- GERMANY
     (Cost $58,435,826)                                                                                            82,230,805
                                                                                                           ------------------

   SWITZERLAND -- (9.9%)
   COMMON STOCKS -- (9.8%)
        *   4M Technologies Holding SA                                                             3,751               19,829
        *   A. Hiestad Holding AG                                                                    561              440,593
        *   Actelion, Ltd.                                                                         4,400              405,668
            AFG Arbonia-Forster Holding AG                                                         2,610              355,051
        *   Agie Charmilles Holding AG                                                             3,402              232,839
            Allreal Holding AG                                                                     5,733              539,396
            Also Holding AG                                                                          268               76,468
        *   Amazys Holding AG                                                                      2,152              106,085
        *   Ascom Holding AG                                                                      32,674              498,918
            Bachem AG                                                                              6,984              395,067
            Baloise-Holding                                                                        7,415              311,706
            Bank Coop AG                                                                          29,405            1,311,454
            Bank Sarasin & Cie Series B, Basel                                                       502              835,214
        *   Banque Cantonale de Geneve                                                             1,344              216,313
            Banque Cantonale du Jura                                                                 450              101,855
            Banque Cantonale Vaudoise                                                                600               92,619
            Banque Privee Edmond de Rothschild SA, Geneve                                            120            1,472,010
            Barry Callebaut AG                                                                     3,526              866,473
            Basellandschaftliche Kantonalbank                                                        600              459,423
            Basler Kantonalbank                                                                    5,250              415,936
            Batigroup Holding AG                                                                   9,987              120,441
            Belimo Holdings                                                                          593              345,669
        *   Berna Biotech                                                                         33,198              285,121
            Berner Kantonalbank                                                                    4,815              684,299
            BHB Beteiligungs und Finanzgesellschaft                                                  150                5,788
            Bobst Group SA                                                                        18,200              718,899
            Bossard Holding AG                                                                     6,350              365,558
            Bucher Industries AG, Niederweningen                                                   3,355              717,077
            BVZ (Brig Visp Zermatt) Holding AG                                                       370               81,334
        #   Caisse d'Epargne Cantonale Vaudoise, Lausanne                                            697              681,761
            Calida Holding AG                                                                        396              102,229
        *   Card Guard AG                                                                          5,402               21,786
            Carlo Gavazzi Holding AG                                                                 910               68,889
            Charles Voegele Holding AG                                                             3,960              176,721
            Cie Financiere Tradition                                                               5,202              478,781
            Conzzeta Holdings AG                                                                   1,415            1,425,684
        *   COS Computer Systems AG                                                                2,430               70,028
        *   Crossair AG, Basel                                                                    13,517              100,668
            Daetwyler Holding AG, Atldorf                                                            348              775,487
            Edipresse SA, Lausanne                                                                   694              359,300
            EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                            3,761            3,269,055
            Eichhof Holding AG                                                                       188              178,546
            Ems-Chemie Holding AG                                                                  3,663              324,788
            Energie Electrique du Simplon SA                                                         350               74,489
            Energiedienst Holding AG                                                               8,265            2,858,844

            Escor Casino & Entertainment AG                                                          744               20,884
        *   Feintol International Holding AG                                                         254               49,962
        *   Fischer (Georg) AG, Schaffhausen                                                       3,073              793,343
        *   Flughafen Zuerich AG                                                                   3,965              452,273
        *   Forbo Holding AG, Eglisau                                                              1,100              307,418
            Fuchs Petrolub AG Oel & Chemie Non-Voting                                              6,003              602,199
            Galenica Holding, Ltd. AG, Bern                                                        6,922            1,262,283
        *   Generale d'Affichage                                                                   1,772              279,337
            Generali (Switzerland) Holdings, Adliswil                                              1,670              323,992
        *   Getaz Romang Holding SA                                                                  125               21,933
        *   Golay-Buchel Holding SA, Lausanne                                                         40               27,484
            Gornergrat Monte Rasa-Bahnen Zermatt                                                      70               55,326
            Gurit-Heberlein AG                                                                     1,125              898,356
        #   Helvetia Patria Holding                                                                4,331              603,650
            Industrieholding Cham AG, Cham                                                           864              197,373
        *   Interroll-Holding SA                                                                     320               42,077
            Jelmoli Holding AG                                                                     1,521            2,099,679
        #   Jelmoli Holding AG, Zuerich (Namen)                                                    2,835              775,170
            Kaba Holding AG                                                                        2,970              826,023
            Kardex Ag, Zuerich                                                                     8,245              233,511
        *   Komax Holding AG                                                                       4,975              426,847
        *   Kudelski SA                                                                           22,850              858,072
            Kuoni Reisen Holding AG                                                                3,130            1,328,346
        *   Leica Geosystems Holdings AG                                                           3,216              949,370
        *   Lem Holdings AG, Lyss                                                                    371               89,386
        *   Logitech International SA                                                             22,086            1,300,814
            Luzerner Kantonalbank AG                                                               5,601            1,026,917
        *   Maag Holding AG, Zuerich                                                                 922              138,272
        *   Micronas Semi                                                                         24,941            1,075,763
        *   Mikron Holding AG, Biel                                                               10,454              139,843
        *   Mobilezone Holding AG                                                                 13,349               47,304
        *   Moevenpick-Holding, Zuerich                                                            1,320              389,546
            Nobel Biocare Holding AG                                                              23,200            4,166,724
            Orell Fussli Graphische Betriebe Ag, Zuerich                                           2,400              280,212
            Oz Holding AG                                                                          4,400              244,688
        *   Parco Industriale e Immobiliare SA                                                       600                1,846
            Phoenix Mecano AG, Stein am Rhein                                                      2,749              763,551
            Phonak Holding AG                                                                     48,668            1,535,747
            PSP Swiss Property AG                                                                 47,132            2,013,291
            Publicitas Holding SA, Lausanne                                                        1,937              565,193
            Rieters Holdings AG                                                                    5,207            1,513,291
            SAIA-Burgess Electronics AG                                                              693              417,546
            Sarna Kunststoff Holding AG                                                            1,760              167,919
        *   Saurer AG                                                                             17,705            1,055,431
        *   Schaffner Holding AG                                                                     888              140,286
        *   Schweiter Technology AG                                                                1,103              208,217
            Schweizerhall Holding AG, Basel                                                          140              218,774
            Schweizerische National Versicherungs Gesellschaft                                       917              474,301
        *   SEZ Holding AG                                                                         2,982               71,907
            SIA Abrasives Holding AG                                                                 878              172,818
            Siegfried Holding AG                                                                   8,560            1,058,814
            Sig Holding AG                                                                         6,922            1,560,034
        *   Sihl                                                                                     150                  395
        *   Sika Finanz AG, Baar                                                                   2,303            1,360,460

            Sopracenerina                                                                          2,409              486,579
        #   St. Galler Kantonalbank                                                                3,636              891,921
            Sulzer AG, Winterthur                                                                  1,637              621,822
        *   Swiss Prime Site AG                                                                    3,460              858,703
        *   Swissfirst AG                                                                            207               19,971
        *   Swisslog Holding AG                                                                   17,025               14,172
        *   Swissquote Group Holding SA                                                              270               22,053
        *   Tamedia AG                                                                             5,300              478,384
        #   Tecan Group AG                                                                         5,859              159,801
        *   Temenos Group AG                                                                      35,359              290,073
        *   UMS Schweizerische Metallwerke Holding AG, Bern                                        2,560               25,816
            Unaxis Holding AG                                                                      2,013              212,689
            Unilabs SA                                                                             6,102              180,517
        *   Valiant Holding AG                                                                    17,966            1,630,558
            Valora Holding AG                                                                      3,485              844,637
            Vaudoise Assurances Holding, Lausanne                                                     45               79,207
            Villars Holding SA, Fribourg                                                             150               38,818
        *   Von Roll Holding AG, Gerlafingen                                                      46,048               44,003
            Vontobel Holdings AG                                                                  58,345            1,356,586
            Walliser Kantonalbank                                                                    351              104,840
        *   Wmh Walter Meier Holding Ag, Zuerich                                                   1,000               53,521
            Zehnder Holding AG                                                                       512              623,935
            Zschokke Holding SA, Geneve                                                              431              213,711
        *   Zueblin Holding AG                                                                    25,262              201,744
            Zuger Kantonalbank                                                                       590            1,501,879
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $42,935,999)                                                                                            70,034,297
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.1%)
            Fuchs Petrolub AG Oel & Chemie                                                         6,003              580,677
                                                                                                           ------------------
   (Cost $266,229)

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                4,331               48,338
                                                                                                           ------------------
   (Cost $0)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Swiss Francs                                                                                                8,678
                                                                                                           ------------------
   (Cost $7,914)
   TOTAL -- SWITZERLAND
     (Cost $43,210,142)                                                                                            70,671,990
                                                                                                           ------------------

   ITALY -- (7.8%)
   COMMON STOCKS -- (7.8%)
            Acea SpA                                                                             163,000            1,664,643
            Acegas SpA                                                                            31,875              314,932
        *   Actelios SpA                                                                          25,801              208,610
        *   Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                              4,291               19,974
            Aem Torino SpA                                                                       450,627            1,122,396
            Aeroporto de Firenze SpA                                                               6,000               76,679
        *   Alitalia Linee Aeree Italiane SpA Series A                                         3,706,002            1,271,617

            Amplifon SpA                                                                          18,242              840,572
            Azienda Mediterranea Gas e Acqua SpA                                                 360,014              697,642
        #   Banca Ifis SpA                                                                        19,351              235,970
            Banca Intermobiliare di Investimenti e Gestoni SpA                                   132,998              963,369
        #   Banca Popolare Dell'etruria e Del Lazio Scrl                                          23,918              573,112
            Banca Profilo SpA                                                                    114,243              266,334
            Banco di Desio e della Brianza SpA                                                   109,105              672,384
        #   Banco Piccolo Valellinese Scarl SpA                                                   56,071              678,216
        *   Beghelli SpA                                                                         142,000              107,715
            Beni Stabili SpA, Roma                                                             1,309,500            1,289,545
            Biesse SpA                                                                            17,100               58,785
            Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma                             9,675              250,034
            Bremba SpA                                                                            74,782              543,516
            Buzzi Unicem SpA                                                                      94,100            1,319,171
            Caltagirone Editore SpA                                                              132,868            1,129,525
        #   Caltagirone SpA                                                                      178,399            1,343,666
            CAMFIN (Cam Finanziaria)                                                              36,527              103,162
            Carraro SpA                                                                           34,400              158,649
            Cementir Cementerie del Tirreno SpA                                                  249,704            1,242,882
        *   Centrale del Latte di Torino & Co. SpA                                                 4,182               23,465
            CIR SpA (Cie Industriale Riunite), Torino                                            591,100            1,482,384
        *   Cirio Finanziaria SpA                                                                175,000               40,469
            Class Editore SpA                                                                     83,868              192,279
      * #   CMI SpA                                                                               90,302              377,195
        *   Coats Cucirini SpA                                                                    30,000               43,658
        *   Compagnia Immobiliare Azionaria                                                       44,000                8,070
            Credito Artigiano SpA                                                                114,446              483,653
        #   Cremonini SpA                                                                        135,428              316,883
        *   CSP International Industria Calze SpA                                                 10,000               17,229
            Danieli & C.Officine Meccaniche SpA                                                   66,500              399,333
            Davide Campari - Milano SpA                                                           27,599            1,671,921
            De Longhi SpA                                                                        139,386              593,914
      * #   Ducati Motor Holding SpA                                                             129,900              160,111
            Emak SpA                                                                              27,000              133,324
            Erg SpA                                                                              173,330            1,929,190
            Ergo Previdenza SpA                                                                   95,165              520,985
            Esprinet SpA                                                                           3,700              183,832
        *   Finarte Casa d'Aste SpA (Milano)                                                      56,266               67,464
        *   Finarte Partecipazioni Pro Arte SpA                                                  242,693               24,353
      * #   Finmatica SpA                                                                         35,900              108,737
            Gabetti Holding SpA                                                                   55,000              159,475
            Gefran SpA                                                                            11,000               63,680
        #   Gemina SpA                                                                           331,283              391,350
            Gewiss SpA                                                                           221,700            1,217,089
        *   Giovanni Crespi SpA                                                                   49,200               54,770
            Grandi Navi Veloci SpA                                                                53,833              181,345
        #   Granitifiandre SpA                                                                    33,237              273,193
        *   Gruppo Ceramiche Ricchetti SpA                                                        41,000               78,032
            I Grandi Viaggi SpA                                                                   28,100               40,255
      * #   Immobiliare Lombardia SpA                                                            425,000               99,955
        #   Immsi SpA                                                                            287,000              561,228
        #   Impregilo SpA                                                                        592,300              324,324
            Industria Macchine Automatique SpA                                                    33,671              498,330
        *   Industria Romagnola Conduttori Elettrici SpA                                          17,500               63,516

            Industrie Zignago S. Margherita SpA                                                   52,000            1,052,598
            Interpump Group SpA                                                                   75,402              393,789
        *   ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                                         34,500              267,291
            Italmobiliare SpA, Milano                                                             20,975            1,214,946
        *   Juventus Footbal Club SpA                                                             98,000              197,034
            La Doria SpA                                                                          22,000               62,983
        *   Lavorwash SpA                                                                         10,000               23,134
            Linificio and Canapificio Nazionale SpA                                               22,000               83,998
            Maffei SpA                                                                            52,500              109,607
            Manifattura Lane Gaetano Marzotto & Figli SpA                                        138,000            2,458,770
        *   Marcolin SpA                                                                          35,100               58,187
            Mariella Burani Fashion Group SpA                                                     26,077              278,432
            Meliorbanca SpA                                                                       90,667              379,533
            Merloni Elettrodomestici SpA                                                         155,000            2,600,000
            Milano Assicurazioni SpA                                                             266,700            1,343,898
            Mirato SpA                                                                            12,000              102,507
        *   Monrif SpA                                                                           150,000              168,172
        *   Montefibre SpA                                                                       143,130               51,614
            Navigazione Montanari SpA                                                            110,917              343,174
        *   Necchi SpA                                                                           164,250               15,499
        *   Negri Bossi SpA                                                                       13,700               41,907
        *   NGP SpA                                                                               17,891                8,322
            Olidata SpA                                                                           20,000               22,344
        *   Opengate Group SpA                                                                     4,000               10,154
        *   Pagnossin SpA                                                                          9,000                6,806
            Permasteelisa SpA                                                                     24,470              406,522
            Pininfarina SpA                                                                       31,285              927,115
            Pirelli & C.Real Estate SpA                                                            9,600              458,033
            Poligrafici Editoriale SpA                                                           132,000              279,695
        *   Premafin Finanziaria SpA Holding di Partecipazioni, Roma                             342,051              526,834
            Premuda SpA                                                                          109,728              200,133
        *   Ratti SpA                                                                             31,768               18,992
            Recordati Industria Chimica e Farmaceutica SpA                                        58,644            1,324,871
      * #   Reno de Medici SpA, Milano                                                           332,210              347,299
        *   Richard-Ginori 1735 SpA                                                              140,800               99,957
            Risanamento Napoli SpA                                                               255,850              616,779
            Sabaf SpA                                                                              9,200              225,323
        #   SAES Getters SpA                                                                      14,750              322,432
        *   Schiapparelli 1824 SpA, Milano                                                       831,000               47,496
        *   Sirti SpA                                                                             29,967               73,121
            SISA (Societa Imballaggi Speciali Asti SpA)                                           65,000              186,343
      * #   SNIA SpA                                                                             227,590               76,981
            Societe Cattolica di Assicurazoni Scarl SpA                                           27,170            1,196,246
            Sogefi SpA                                                                           182,500              772,069
            Sol SpA                                                                               81,830              411,669
        *   SOPAF (Societa Partecipazioni Finanziarie SpA)                                        85,000               15,764
        *   Sorin SpA                                                                            341,385            1,023,348
        *   STA Metallurgica Italiana SpA                                                        282,640              177,891
            Stefanel SpA                                                                          54,400              128,807
            Targetti Sankey SpA                                                                   14,500               84,833
        *   Tecnodiffusione Italia SpA                                                             3,332                8,857
            Terme Demaniali di Acqui SpA                                                         532,000              424,723
            Tod's Group SpA                                                                       30,476            1,384,971
            Trevi-Finanziaria Industriale SpA                                                     52,400               82,126

        *   Vemer Siber Group SpA                                                                 46,000               38,836
        *   Viaggi del Ventaglio SpA                                                              58,384               78,995
            Vianini Industria SpA                                                                 52,520              175,755
            Vianini Lavori SpA                                                                   180,752            1,341,022
            Vittoria Assicurazioni SpA                                                            51,500              435,728
            Zucchi (Vincenzo) SpA                                                                144,350              723,442
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $36,266,091)                                                                                            55,875,798
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Immsi SpA Rights 12/20/04                                                            287,000               30,515
        *   Tecnodiffusione Italia SpA Warrants 11/15/04                                           1,332                  141
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         30,656
                                                                                                           ------------------

   TOTAL -- ITALY
     (Cost $36,266,091)                                                                                            55,906,454
                                                                                                           ------------------

   SWEDEN -- (7.3%)
   COMMON STOCKS -- (7.3%)
      * #   Active Biotech AB                                                                     38,640              209,994
            Addtech AB Series B                                                                   22,300              172,786
            Alfa Laval AB                                                                         18,600              292,064
        *   Alfaskop AB                                                                            3,200                  380
            Angpannefoereningen AB Series B                                                       10,800              225,219
        *   Anoto Group AB                                                                       134,833              203,001
            Axfood AB                                                                             73,400            2,336,155
      * #   Axis AB                                                                               76,994              212,799
        *   B & N Bylock & Nordsjoefrakt AB Series B                                              41,800              130,349
        *   Ballingslov International AB                                                           2,800               37,283
            Beiger Electronics AB                                                                 11,700              124,664
            Beijer AB Series B                                                                    11,700              208,979
            Beijer Alma AB Series B                                                               10,400              181,199
            Bergman & Beving AB Series B                                                          36,200              382,361
            Biacore International AB                                                              11,150              223,292
            Bilia AB Series A                                                                    116,725            1,859,130
            Billerud AB                                                                           58,700              982,918
        *   Boliden AB                                                                           197,400              762,261
        *   Bong Ljungdahl AB                                                                      9,000               46,960
        *   Boras Waefveri AB Series B                                                             8,600               31,794
        *   Boss Media AB                                                                         63,200              230,507
        *   Capio AB                                                                              78,700              877,752
            Capona AB                                                                             25,400              362,769
            Carbo AB                                                                              37,100            1,020,954
            Castellum AB                                                                          43,600            1,514,584
            Cloetta AB Series B                                                                   22,250              691,991
            Concordia Maritime AB Series B                                                        37,300              183,219
        *   Consilium AB Series B                                                                  5,246               23,758
            D. Carnegie & Co. AB                                                                  74,000              852,252
            Digital Illusions AB Series A                                                          7,800               70,699
        *   Doro Telefoni AB Series A                                                              2,000                2,973

        *   Duroc AB Series B                                                                      2,700                6,053
        *   Elekta AB                                                                             28,600              782,316
        *   Enea Data AB Series B                                                                440,000              281,920
            Eniro AB                                                                             154,000            1,510,294
        *   Expanda AB                                                                             6,547               39,051
            Fagerhult AB                                                                          14,100              201,829
        *   Finnveden AB                                                                          57,000              636,315
      * #   Framtidsfabriken AB                                                                  966,000               73,365
        *   Frontec AB Series B                                                                   50,800               49,078
            Getinge AB                                                                           176,604            2,192,889
            Geveko AB Series B                                                                     8,300              211,396
        *   Glocalnet AB                                                                         187,500               71,800
            Gorthon Lines AB Series B                                                             41,800              130,552
            Gunnebo AB                                                                            50,000              628,051
            Haldex AB                                                                             39,000              638,272
            Heba Fastighets AB Series B                                                           13,500              229,920
            Hexagon AB Series B                                                                    3,572              150,552
            Hiq International AB                                                                  41,889              116,653
            HL Display AB Series B                                                                 6,000              111,874
            Hoganas AB Series B                                                                   38,200              989,084
        *   IBS AB Series B                                                                       83,200              144,342
        *   Industrial & Financial AB Series B Issue 2004                                         59,300               40,532
        *   Industrial & Financial Systems AB Series B                                            59,300               40,532
        *   Industrifoervaltnings AB Skandigen                                                    63,975              228,339
        *   Intentia International AB Series B                                                   149,420              292,165
        *   Intrum Justitia AB                                                                   115,700              775,115
        *   Invik and Co. AB Series B                                                            155,400            1,526,412
            Karlshamns AB                                                                         23,800              338,634
        *   Klippans Finpappersbruk AB                                                             5,800               14,237
            Klovern AB                                                                            53,276              146,730
            Kungsleden AB                                                                         17,600              685,801
            Lagercrantz Group AB Series B                                                         23,800               63,108
        *   LB Icon AB                                                                            14,530               66,840
        #   Lindex AB                                                                             16,100              543,017
            Ljungberg Gruppen AB Series B                                                          3,800               81,399
        *   Lundin Petroleum AB                                                                  322,400            2,184,460
        *   Mandator AB                                                                           20,520                3,756
            Meda AB Series A                                                                       9,725              328,370
        *   Medivir Series B                                                                      10,650              166,770
        *   Micronic Laser Systems AB                                                             42,600              400,382
        *   Modern Times Group AB Series B                                                        48,700            1,237,538
            Naerkes Elektriska AB Series B                                                         4,250               65,588
            NCC AB Series B                                                                      118,100            1,490,795
            Nefab AB Series B                                                                      5,100              130,599
        *   Net Insight AB Series B                                                              199,000               60,422
            New Wave Group AB                                                                     20,800              406,828
            Nibe Industrier AB                                                                    22,800              624,802
        *   Nobia AB                                                                              13,800              209,480
            Nolato AB Series B                                                                    42,840              360,515
            Observer AB                                                                          137,856              591,079
            OEM International AB Series B                                                          7,100              121,429
        *   OMHEX AB                                                                              78,100              986,544
            Orc Software AB                                                                       16,500              132,668
        *   Ortivus AB                                                                            11,507               42,379

        *   Partnertech AB                                                                         9,800              105,430
        #   PEAB AB Series B                                                                     105,200              971,177
        *   Pergo AB                                                                              43,300              165,796
            Poolia AB Series B                                                                    18,150               89,718
        *   Prevas AB Series B                                                                    16,000               46,435
      * #   Pricer AB Series B                                                                   431,500               85,049
        *   Proact It Group AB                                                                    15,000               49,461
        *   Proffice AB                                                                           72,800              168,785
            Profilgruppen AB                                                                       4,000               38,987
            Protect Data AB                                                                        6,500               66,638
        *   PyroSequencing AB                                                                     51,940               58,587
            Q-Med AB                                                                              34,000              875,753
        *   Readsoft AB Series B                                                                  17,800               38,964
        #   Rottneros Bruk AB                                                                    366,600              409,523
            Salus Ansvar AB Series B                                                              12,900               40,690
            Sardus AB                                                                             11,200              177,565
        *   Scribona AB Series A                                                                  40,100               77,915
        *   Scribona AB Series B                                                                  46,300               93,154
        *   Semcon AB                                                                             18,300               75,045
        *   Sigma AB Series B                                                                     25,800               25,367
            Skistar AB                                                                            21,000              412,062
            SSAB Swedish Steel Series A                                                           60,300            1,454,603
            SSAB Swedish Steel Series B                                                           17,100              405,107
            Sweco AB Series B                                                                     23,450              427,288
      * #   Switchcore AB                                                                        154,820               49,893
        *   Teleca AB Series B                                                                    69,200              363,727
        *   Telelogic AB                                                                         196,200              460,160
        *   Ticket Travel Group AB                                                                15,152               26,975
            Trelleborg AB Series B                                                                75,400            1,248,367
            TV 4 AB Series A                                                                      22,200              418,231
        *   Uniflex AB Series B                                                                    3,630               25,084
        *   VBG AB Series B                                                                          271                4,374
        #   Wallenstam Byggnads AB Series B                                                       16,700              668,283
        *   Wedins Norden AB Series B                                                            280,000               30,375
        *   Westergyllen AB Series B                                                               4,300               62,609
            Whilborg Fastigheter AB Class B                                                      164,145            3,261,797
            Wilh. Sonesson AB Series A                                                             4,160               15,919
            Wilh. Sonesson AB Series B                                                             4,160               14,837
            WM-Data AB Series B                                                                  437,600              996,043
            Xponcard Group AB                                                                      2,800               51,728
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $31,114,196)                                                                                            52,095,418
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Active Biotech AB Rights 12/06/04                                                     38,640                  230
        *   Duroc AB Rights 11/08/04                                                               2,700                    0
        *   Nanook Investment Special Rights                                                         250                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            230
                                                                                                           ------------------

   TOTAL -- SWEDEN
     (Cost $31,114,196)                                                                                            52,095,648
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   NETHERLANDS -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Aalberts Industries NV                                                                25,910            1,063,468
            Accell Group NV                                                                        5,260              279,951
        *   AFC Ajax NV                                                                           10,787              119,798
            Airspray NV                                                                            3,800               95,811
            AM NV                                                                                 75,747              688,757
            Arcadis NV                                                                            14,000              220,644
        *   ASM International NV                                                                  40,484              648,026
        *   Atag Group NV                                                                          4,630                1,784
            Athlon Groep NV                                                                       34,250              783,312
            Batenburg Beheer NV                                                                    3,000              120,999
        *   Begemann Groep NV                                                                     11,909               37,276
        *   Begemann Groep NV Series B                                                            13,451                4,473
            Beter Bed Holding NV                                                                   4,900               89,904
            Boskalis Westminster NV                                                               51,300            1,499,200
            Brunel International NV                                                               12,000              130,510
            Buhrmann NV                                                                          112,817            1,007,851
        *   Crucell NV                                                                            33,880              407,173
        #   Draka Holding NV                                                                      24,283              300,384
        *   Econosto NV                                                                           17,305               33,643
        #   Eriks Group NV                                                                         9,483              501,554
            Exact Holding NV                                                                      19,764              564,049
            Fornix Biosciences NV                                                                  2,665               49,043
      * #   Fox Kids Europe NV                                                                    66,840            1,217,849
            Gamma Holding NV                                                                      15,705              745,484
            Gemeenschappeljk Bezit Crown van Gelder NV                                            12,000              257,173
      * #   Getronics NV                                                                         554,907            1,172,086
            Grolsche NV                                                                           32,100              961,948
            Grontmij NV                                                                            2,053              108,890
      * #   Hagemeyer NV                                                                         493,757            1,004,690
        #   Heijmans NV                                                                           19,031              586,905
            ICT Automatisering NV                                                                  5,800               90,226
        #   Imtech NV                                                                             28,645              911,124
      * #   Ispat International NV                                                                84,322            3,534,696
            Kas Bank NV                                                                           42,888              847,054
        *   Kendrion NV                                                                           21,454               49,473
            Koninklijke Bam NV                                                                    25,037            1,070,918
            Koninklijke Frans Maas Groep NV                                                       12,349              509,068
            Koninklijke Nedlloyd NV                                                               33,528            1,701,290
            Koninklijke Ten Cate NV                                                               11,531              784,169
        #   Koninklijke Vopak NV                                                                  50,371            1,088,020
      * #   Laurus NV                                                                             92,985              551,327
            MacIntosh NV                                                                          15,590              484,765
        *   Maverix Capital NV                                                                     1,500               75,756
            Nederlandsche Apparatenfabriek                                                        14,000              511,407
            NH Hoteles                                                                            21,703              260,057
            Nutreco Holding NV                                                                    31,673              774,812
            NV Holdingsmij de Telegraaf                                                           42,524            1,012,196
            Oce NV                                                                                96,974            1,449,687
            Opg Groep NV Series A                                                                 12,903              702,454
      * #   Petroplus International NV                                                            22,363              228,907

        *   Pharming Group NV                                                                     67,601              188,709
            Pinkroccade NV                                                                        16,914              306,846
            Randstad Holdings NV                                                                  21,290              818,369
            Reesink NV                                                                             2,050              151,517
            Roto Smeets de Boer NV                                                                 2,640              119,294
            Rubber Cultuur Maatschappij Amsterdam NV                                              40,800              170,449
        *   Samas-Groep NV                                                                        24,184              163,659
        *   Semiconductor Industries NV                                                           21,900              119,407
        #   Sligro Food Group Beheer                                                              15,046              687,436
            Smit Internationale NV                                                                20,578              854,498
            Stern Groep NV                                                                         1,236               47,775
            Stork NV                                                                              34,021            1,091,265
        *   Textielgroep Twenthe NV                                                                1,000                3,323
        *   Tulip Computers NV                                                                    53,860               15,040
            Twentsche Kabel Holding NV                                                            18,244              697,129
            United Services Group NV                                                              18,374              415,023
            Univar NV                                                                             10,125              274,668
      * #   Van Der Mollen Holding NV                                                             57,660              346,827
            Vedior NV                                                                             21,796              365,984
      * #   Versatel Telecom International NV                                                    376,079              999,570
        *   Wegener Arcade NV .                                                                   70,830              849,632
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $21,941,138)                                                                                            40,026,461
                                                                                                           ------------------

   FINLAND -- (5.5%)
   COMMON STOCKS -- (5.5%)
            Alandsbanken AB Series B                                                               4,890              123,480
        *   Aldata Solutions Oyj                                                                  64,735               93,905
            Alma Media Oyj                                                                        34,388              420,459
        *   Amanda Capital Oyj                                                                   180,700               45,728
            Amer-Yhtymae Oyj Series A                                                             25,370            1,345,755
            Aspo P.L.C.                                                                            8,200              176,419
        #   Aspocomp Group P.L.C.                                                                 12,738              180,482
            Basware Oyj                                                                            7,050               80,234
        *   Benefon Oy                                                                             1,900                  380
        *   Biotie Therapies Oyj                                                                  39,754               55,020
            Capman Oyj Series B                                                                   12,485               37,169
            Chips Corp. Series B                                                                  17,750              534,411
        *   Componenta Oyj                                                                         5,400               38,659
        #   Comptel Oyj                                                                          149,541              380,110
            Efore Oy                                                                              12,920              120,688
            Elcoteq Network Corp.                                                                 21,260              511,801
            Elektrobit Group Oyj                                                                 663,597              495,511
        *   Elisa Communications Corp.                                                            74,525            1,237,543
        *   Eq Online Oyj                                                                         23,900               66,200
        *   Evox Rifa Group Oyj                                                                   51,210                6,797
            Finnair Oyj                                                                          118,150              808,760
            Finnlines Oyj                                                                         60,560            1,055,412
        #   Fiskars Oy AB Series A                                                                41,270              753,976
      * #   F-Secure Oyj                                                                         140,928              342,884
        #   HK Ruokatalo Oy Series A                                                              26,160              249,930

            Honkarakenne Oy Series B                                                               3,030               22,573
            Huhtamaki Van Leer Oyj                                                               125,650            1,838,464
            Ilkka-Yhtyma Oyj                                                                       7,560               85,072
        *   Incap Oyj                                                                             11,000               29,275
            J.W. Suominen Yhtyma Oy                                                               17,955              102,768
            Jaakko Poyry Group Oyj                                                                14,610              391,522
            KCI Konecranes International Oyj                                                      13,800              639,204
        *   Kemira GrowHow Oyj                                                                    25,160              183,913
            Kemira Oyj                                                                           118,400            1,638,806
        #   Kesko Oyj                                                                             32,060              745,591
            Laennen Tehtaat Oy                                                                     5,870               94,359
        #   Lassila & Tikanoja Oyj                                                                33,980              578,373
        *   Lassila & Tikanoja Oyj                                                                 6,796              115,675
        #   Lemminkainen Oy                                                                       16,600              394,466
            Leo Longlife Oy                                                                        2,920               34,918
            Martela Oy                                                                               530                9,439
            Metsaemarkka Oyj Series B                                                                700                7,085
            New Kyro Corp. Oyj                                                                    91,340              460,984
            Nokian Renkaat Oyj                                                                    12,180            1,751,041
            Nordic Aluminium Oy                                                                    1,900               25,798
        *   Okmetic Oyj                                                                           16,204               57,169
            Okobank Class A                                                                      101,080            1,405,268
            Olvi Oyj Series A                                                                      3,320               58,803
            Orion-Yhtyma Oyj Series A                                                             41,180              650,902
            Orion-Yhtyma Oyj Series B                                                             60,920              967,283
            Oy Stockmann AB Series B                                                              30,200              919,549
            Perlos P.L.C. Warrants 04/04/04                                                       72,311            1,225,523
            PK Cables Oyj                                                                         16,590              226,454
        *   Pmj Automec Oyj                                                                       23,910               22,290
            Pohjola Group P.L.C. Series D                                                        146,205            1,624,529
            Ponsse Oyj                                                                            12,600              250,161
        *   Proha Oyj                                                                             51,232               32,062
            Raisio Group P.L.C. Series V                                                         118,423              299,404
            Rakentajain Koneuvokrammo Oy                                                          10,260               96,147
            Ramirent Oyj                                                                          12,270              328,144
        #   Rapala VMC Oyj                                                                        36,040              273,212
            Rautaruukki Oyj Series K                                                             188,780            2,277,859
            Raute Oy Series A                                                                      2,390               27,415
            Rocla Oy                                                                               1,300               13,992
        *   Saunalahti Group Oyj                                                                 124,754              259,017
        #   Scanfil Oyj                                                                           63,879              411,959
            Sponda Oyj                                                                           109,111            1,023,285
            Stockmann Oyj AB                                                                      35,240            1,071,357
        *   Stonesoft Corp.                                                                       49,279               34,798
            Sysopen P.L.C.                                                                         7,720               34,011
            Talentum Oyj                                                                          18,300              150,963
        *   Tecnomen Holding Oyj                                                                  49,370               89,242
            Teleste Corp. Oyi                                                                     14,699              111,711
            Tulikivi Oyj                                                                           5,710               53,134
            Turkistuottajat Oy                                                                     2,590               29,515
            Uponor Oyj Series A                                                                   88,800            1,624,826
            Vacon Oyj                                                                             14,537              227,242
            Vaisala Oy Series A                                                                   19,050              501,864
            Viking Line AB                                                                        10,360              324,190

        #   Wartsila Corp. Oyj Series B                                                           66,460            2,306,907
            Yit-Yhtymae Oyj                                                                       67,708            1,506,257
            Yomi Oyj                                                                              15,450              142,373
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $21,865,536)                                                                                            38,969,856
                                                                                                           ------------------

   GREECE -- (5.3%)
   COMMON STOCKS -- (5.3%)
        *   A. Cambas Holding & Real Estate S.A.                                                  45,937              147,207
        *   Aegek S.A.                                                                            99,835               91,564
        *   Agrotiki Insurance S.A.                                                               34,455              128,777
            Aktor Technical Co. S.A.                                                             196,380              761,610
            Alco Hellas ABEE S.A.                                                                 38,730               71,520
        *   Alfa Alfa Energy S.A.                                                                  3,810               10,943
            Alfa-Beta Vassilopoulos S.A.                                                          15,172              252,142
            Alisida S.A.                                                                           2,160               10,231
        *   Allatini Industrial & Commercial Co.                                                  15,370               25,012
            Alte Technological Co. S.A.                                                           85,048               32,768
        *   Altec Information & Communication Systems S.A.                                        80,278               46,934
            Alumil Milonas S.A.                                                                   27,516               92,576
        *   Aluminum of Attica S.A.                                                              104,982               40,455
            Anek Lines S.A.                                                                       60,821               87,231
            Arcadia Metal Industry C. Rokas S.A.                                                  22,389              220,541
            AS Co. S.A.                                                                           25,370               35,716
        *   Aspis Bank S.A.                                                                       45,604              156,621
        *   Aspis Pronia General Insurance S.A.                                                   48,640               45,913
        *   Astir Palace Vouliagmenis S.A.                                                        58,560              429,572
        *   Athens Medical Center S.A.                                                           104,974              198,036
            Athens Water Supply & Sewage Co. S.A.                                                 53,245              367,140
            Atlantic Super Market S.A.                                                            13,640               24,526
            Attica Enterprises S.A. Holdings                                                     138,964              539,366
            Attica Publications S.A.                                                              16,674              101,891
            Atti-Kat S.A.                                                                         88,984               53,300
            Autohellas S.A.                                                                       44,980              185,566
            Babis Vovos S.A.                                                                      50,982              774,287
            Balafas Construction Holdings S.A.                                                    15,200                4,450
            Bank of Attica S.A.                                                                  115,721              657,908
            Bank of Greece                                                                         9,296            1,176,042
            Bank of Piraeus S.A.                                                                 163,829            2,573,981
            Benrubi S.A.                                                                          11,121              199,458
            Betanet S.A.                                                                          11,220               52,220
        *   Bitros Holdings S.A.                                                                  19,302               80,102
            Byte Computers S.A.                                                                   17,230               47,610
            Chipita S.A.                                                                          60,222              173,974
            Commercial Bank of Greece                                                              1,960               59,763
        *   Compucon Computer Applications S.A.                                                   11,260                9,884
            Computer Peripherals International S.A.                                                9,110               15,599
            Cyclon Hellas S.A                                                                     18,131               18,082
            Daios Plastics S.A.                                                                   16,350              125,687
            Delta Holdings S.A.                                                                   33,747              256,002
            Dionic S.A.                                                                           12,948               13,277

            Domiki Krittis S.A.                                                                   17,730               18,399
            Dynamic Life S.A.                                                                     16,440               33,883
            Edrasi Psalllidas Technical Co. S.A.                                                  31,108               35,569
            Egnatia Bank S.A.                                                                    117,107              412,602
            El. D. Mouzakis S.A.                                                                  31,653               31,995
            Elais Oleaginous Production S.A.                                                      16,707              387,801
        *   Elbisco Holding S.A.                                                                  56,000              429,207
            Elektrak S.A.                                                                         14,040               33,943
            Elektroniki of Athens S.A.                                                            21,560               82,864
            Elgeka S.A.                                                                           18,590               47,136
            Elmec Sport S.A.                                                                      64,256              152,481
            Elton S.A.                                                                            18,640               28,511
        *   Empedos SA                                                                            15,974                4,458
            Ethniki General Insurance Co. S.A.                                                   118,768              625,466
        *   Etma Rayon S.A.                                                                       11,242               17,310
        *   Euro Reliance General Insurance                                                       14,830               21,981
            Eurodrip S.A.                                                                         11,620               31,484
            Euromedica S.A.                                                                       33,300               67,134
        *   Europaiki Techniki                                                                    32,750               10,011
            Everest S.A.                                                                          30,730               87,882
            Evrofarma S.A.                                                                         9,500               22,056
            F.G. Europe SA Common Registered Shares                                                4,536               19,921
        *   Fanco S.A.                                                                            10,110                9,397
        *   Forthnet S.A.                                                                         17,510              119,112
        *   Fourlis S.A.                                                                          64,420              408,552
            Frigoglass S.A.                                                                       49,990              216,556
            G.Polyhronos S.A.                                                                     10,580               14,763
            Galaxidi Fish S.A.                                                                    12,940                9,477
            General Construction Co. S.A.                                                         34,649              271,762
            General Commercial & Industry                                                         24,060               25,023
        *   General Hellenic Bank                                                                 35,139              341,980
            Germanos S.A.                                                                         61,810            1,756,239
            Goody's S.A.                                                                          17,740              306,473
            Halkor S.A.                                                                          121,226              321,998
            Hatziioannou S.A.                                                                     44,200               74,026
            Hellas Can Packaging Manufacturers S.A.                                               27,902              289,021
        *   Hellenic Cables S.A.                                                                  26,908               36,793
            Hellenic Duty Free Shops S.A.                                                         80,020            1,406,449
            Hellenic Fabrics S.A.                                                                 17,110               42,161
            Hellenic Sugar Industry S.A.                                                          35,750              195,957
            Hellenic Technodomiki S.A.                                                           163,867              727,782
            Heracles General Cement Co.                                                           93,293            1,096,454
            Hermes Real Estate S.A.                                                               23,136              113,299
        *   Hippotour S.A.                                                                        12,155               15,605
            Hyatt Regency S.A.                                                                   130,260            1,439,981
            Iaso S.A.                                                                             49,300              281,461
            Iktinos Hellas S.A.                                                                    6,500               19,648
            Inform P. Lykos S.A.                                                                  20,610               79,516
            Informatics S.A.                                                                      18,890                7,275
        *   Intersat S.A.                                                                         19,392                9,021
            Intertech S.A.                                                                        12,236               40,990
            Intracom Constructions S.A.                                                           30,520               40,190
            Intracom S.A.                                                                        172,366              906,690
        *   Ionian Hotel Enterprises                                                              16,754              215,512

            Ipirotiki Software & Publications S.A.                                                14,380               33,073
        *   J Boutaris & Son Holding S.A.                                                         28,150               34,376
            J&P-Avax S.A.                                                                        100,626              571,941
            Kalpinis Simos Steel Service Center                                                   12,432               59,854
            Karelia Tobacco Co., Inc. S.A.                                                         2,160              172,235
            Kathimerini S.A.                                                                      21,240              165,917
            Katselis Sons S.A.                                                                    18,000               52,203
            Kego S.A.                                                                             21,670               33,707
            Kekrops S.A.                                                                           2,244               38,145
        *   Keramia-Allatini S.A. Industrielle Commerciale & Technique                            10,368                9,883
        *   Klonatex Group S.A. Bearer Shares                                                     20,351               28,655
            Kordellou Brothers S.A.                                                               12,300               28,330
        *   Lambrakis Press S.A.                                                                 107,586              509,488
        *   Lampsa Hotel Co.                                                                      19,051              139,190
        *   Lan-Net S.A.                                                                          19,045               27,078
        *   Lavipharm S.A.                                                                        39,294               65,180
            Lazarides Vineyards S.A.                                                              18,326               32,810
            Light Metals Industry                                                                 37,502              100,769
        *   Logic Dis S.A.                                                                        77,230               35,916
        *   Loulis Mills S.A.                                                                     15,382               38,755
        *   Mailis (M.J.) S.A.                                                                   101,594              470,613
        *   Maritime Company of Lesvos S.A.                                                       30,753               15,120
        *   Maxim Knitwear Factory C.M.                                                           16,360                8,730
            Medicon Hellas S.A.                                                                    2,860               17,515
            Mesochoritis Bros. Construction Co.                                                   23,700                9,764
            Metka S.A.                                                                            59,820              351,687
            Michaniki S.A.                                                                        98,065              237,152
            Minerva Knitwear                                                                       5,140               16,310
            Minoan Lines S.A.                                                                     77,309              192,210
            MLS Multimedia S.A.                                                                    8,300               18,528
            Mochlos S.A.                                                                         101,679               52,756
            Motor Oil (Hellas) Corinth Refineries S.A.                                           152,870            2,055,589
            Mytilineos Holdings S.A.                                                              47,000              357,260
        *   N. Levederis S.A.                                                                      8,355                8,236
            N.B.G. Real Estate Development Co.                                                   134,960              757,637
        *   Naoussa Spinning Mills S.A.                                                           21,832               27,833
            Naytemporiki S.A.                                                                     26,080               61,698
        *   Neochimiki Lv Lavrentiadis S.A.                                                       20,750              101,598
        *   Neorion-Syro's Shipyards S.A.                                                         27,210               35,029
            Nexans Hellas S.A.                                                                     3,003               11,291
            Nikas S.A.                                                                            25,287              141,805
            Notos Com.Holdings S.A.                                                               94,554              370,751
            Pantechniki S.A.                                                                      50,460               78,428
        *   Pegasus Publishing & Printing S.A.                                                    58,590              116,102
            Persefs S.A. Health Care                                                              23,592               25,437
            Petros Petropoulos S.A.                                                                7,360               53,809
        *   Petzetakis S.A.                                                                       22,560               67,967
        *   Pilias S.A.                                                                          103,584               24,758
            Pipeworks L. Girakian Profil S.A.                                                     11,730               23,895
            Piraeus Leasing                                                                        5,765               49,143
        *   Prodeftiki Technical Co.                                                              32,257               16,724
        *   Promota Hellas S.A.                                                                   26,580               16,290
            Rilken S.A.                                                                            1,982               17,113
        *   Sanyo Hellas S.A.                                                                     59,251               69,282

            Sarantis S.A.                                                                         43,940              264,084
            Sato S.A.                                                                             28,850               27,966
            Selected Textile Industry Assoc. S.A.                                                 44,649               35,041
            Sfakianakis S.A.                                                                      13,390               60,911
        *   Sheet Steel S.A.                                                                      25,850               10,696
        *   Shelman Hellenic-Swiss Wood S.A.                                                      38,042               48,608
            Silver and Baryte Ores Mining Co. S.A.                                                34,961              262,400
        *   Singular S.A.                                                                         54,600              169,888
            Spyroy Agricultural House S.A.                                                        22,258               24,588
        *   Stabilton S.A.                                                                        27,530                2,927
            Strintzis Shipping Lines S.A.                                                        131,240              148,407
            Technical Olympic S.A.                                                               180,370              987,825
        *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                      13,910                3,891
            Teletypos S.A. Mega Channel                                                           36,227              174,972
            Terna Tourist Technical & Maritime S.A.                                               63,180              541,931
            Themeliodomi S.A.                                                                     37,422               61,175
            Thrace Plastics Co. S.A.                                                              45,500               79,276
            Uncle Stathis S.A.                                                                    10,999               82,479
            Unisystems S.A.                                                                       41,820               87,796
            Vardas S.A.                                                                           13,780               44,497
        *   Varvaressos S.A. European Spinning Mills                                               7,200                8,320
        *   Veterin S.A.                                                                          18,984               66,279
            Viohalco S.A.                                                                        296,585            2,587,202
            Vioter S.A.                                                                           61,470               76,040
        *   Vis Container Manufacturing Co.                                                        4,259               13,251
        *   Zampa S.A.                                                                               830               12,450
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $34,259,881)                                                                                            37,775,206
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.0%)
            Egnatia Bank S.A.                                                                      3,196                9,807
                                                                                                           ------------------
   (Cost $8,592)
   TOTAL -- GREECE
     (Cost $34,268,473)                                                                                            37,785,013
                                                                                                           ------------------

   SPAIN -- (5.0%)
   COMMON STOCKS -- (5.0%)
            Abengoa SA                                                                            66,042              639,629
            Adolfo Dominguez SA                                                                    3,700               80,698
            Aldeasa SA                                                                            15,329              516,174
        *   Amper SA                                                                              56,800              311,566
        *   Avanzit SA                                                                            17,275               45,524
      * #   Azkoyen SA                                                                            52,500              464,363
            Banco de Andalucia                                                                     9,800              919,248
            Banco de Credito Balear SA                                                            35,424              933,399
            Banco de Valencia SA                                                                 191,814            5,136,773
            Banco Guipuzcoano SA                                                                  21,194              675,968
            Banco Pastor SA                                                                       34,300            1,119,684
        *   Baron de Ley SA                                                                        5,642              247,663
            CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                    7,500              599,733
            Campofrio Alimentacion SA                                                             92,800            1,461,714

            Cementos Portland SA                                                                  16,881              944,200
            Compania de Distribucion Integral Logista SA                                          29,600            1,374,099
            Cortefiel SA                                                                          57,093              810,853
        *   Dogi International Fabrics SA                                                          4,000               22,335
        *   Dogi International Fabrics SA                                                          2,000               11,167
        *   Duro Felguera SA                                                                      10,860               99,409
            Elecnor SA                                                                            18,300            1,017,119
        *   Ercros SA                                                                            100,518               48,141
        *   Espanola del Zinc SA                                                                  29,250               65,836
        *   Estacionamientos Urbanos SA                                                            4,200                    0
        #   Europistas Concesionaria Espanola SA                                                 174,940            1,176,816
            Faes Farma SA                                                                         36,107              636,016
            Funespana SA                                                                           4,500               50,039
            Grupo Empresarial Ence SA                                                             18,593              563,817
        *   Grupo Picking Pack SA                                                                145,775               95,036
            Hullas del Coto Cortes                                                                 8,666              115,175
            Iberpapel Gestion SA                                                                   6,700              134,507
            Inbesos SA                                                                             8,050               48,441
            Indo Internacional SA                                                                 33,600              281,617
            Indra Sistemas SA                                                                     75,200            1,181,436
            Inmobiliaria Colonial SA ICSA                                                         35,200            1,355,135
            Inmobiliaria del Sur SA                                                                  378               62,295
        *   Inmobiliaria del Sur SA Issue 2004                                                        37                6,230
            Inmobiliaria Urbis SA                                                                 80,282            1,104,320
            Lingotes Especiales SA                                                                22,080              138,228
        *   LSB (La Seda de Barcelona SA) Series B                                                32,010               81,040
        *   Mecalux SA                                                                             9,500               87,192
            Metrovacesa SA                                                                           744               35,442
            Miquel y Costas y Miquel SA                                                            4,891              309,638
            Natra SA                                                                              14,979               81,832
        *   Nicolas Correa SA                                                                     15,750               73,718
            Obrascon Huarte Lain SA                                                               65,366              534,057
            Pescanova SA                                                                          26,443              541,895
            Prosegur Cia de Seguridad SA                                                          45,049              823,545
            Recoletos Grupo de Comunicacion SA                                                    95,420              737,379
            Sol Melia SA                                                                         112,700            1,057,063
        #   SOS Cuetara SA                                                                        20,902              892,215
            Tavex Algodonera SA                                                                   31,944              127,481
        *   Tecnocom Telecomunicaciones y Energia SA                                               6,300               49,611
        #   Tele Pizza SA                                                                        163,225              321,461
            Transportes Azkar, SA                                                                 35,477              283,296
        #   Tubacex SA                                                                            73,130              176,224
            Tubos Reunidos SA                                                                     12,466              114,285
            Unipapel SA                                                                           41,935              995,207
        *   Unipapel SA Issue 04                                                                   2,329               55,289
        *   Uralita SA                                                                           338,493            1,597,993
            Vidrala SA, Alava                                                                     47,040              947,895
            Viscofan Industria Navarra de Envolturas Celulosicas SA                               97,492              925,749
                                                                                                           ------------------

   TOTAL -- SPAIN
     (Cost $15,762,077)                                                                                            35,343,910
                                                                                                           ------------------

   DENMARK -- (5.0%)
   COMMON STOCKS -- (5.0%)
            Aarhus Oliefabrik A.S. Aeries A                                                        4,950              502,558
        *   Alm. Brand A.S.                                                                       28,360              994,557
        #   Amagerbanken A.S.                                                                      2,734              401,617
            Ambu International A.S. Series B                                                       1,500               35,713
            Amtssparekassen Fyn A.S.                                                               2,243              419,709
            AS Dampskibsselsk Torm                                                                49,460            2,183,069
            Bang & Olufsen Holding A.S. Series B                                                  13,387              848,495
      * #   Bavarian Nordic A.S.                                                                   4,930              515,877
        *   Brodrene Hartmann A.S. Series B                                                        5,865              113,448
            Bryggerigruppen A.S.                                                                   8,515              546,814
            Christian Hansen Holding A.S. Series B                                                10,855            1,243,044
            Codan A.S.                                                                            43,400            2,222,991
            Dalhoff, Larsen & Hornemann A.S. Series B                                              1,370               94,428
            Danware A.S.                                                                           4,185               78,056
            DFDS A.S., Copenhagen                                                                 11,760              559,857
            DiskontoBanken A.S.                                                                      713              165,333
            DSV, De Sammensluttede Vognmaend A.S.                                                 22,630            1,467,948
            East Asiatic Co., Ltd.                                                                22,723            1,160,009
            Edb Gruppen A.S.                                                                       3,230               70,639
        *   Fimiston Resources & Technology Ltd.                                                     400                5,437
      * #   FLS Industries                                                                        73,180            1,177,535
            Fluegger A.S. Series B                                                                 2,913              239,810
            Foras Holding A.S. Series A                                                           13,292              172,663
            Forstaedernes Bank                                                                     4,322              356,789
        *   Genmab A.S.                                                                           28,629              490,099
        *   Glunz & Jensen A.S.                                                                    1,470                8,560
            GN Great Nordic A.S.                                                                 210,980            2,180,407
            H&H International A.S. Series B                                                        1,140              248,818
            Harboes Bryggeri A.S.                                                                    575              195,529
            Hedegaard (Peder P.) A.S.                                                                660               53,324
            Hojgaard Holding A.S. Series B                                                         2,500               89,696
        *   IC Co. A.S.                                                                            3,510               52,227
        *   Incentive A.S.                                                                         3,575               11,832
        *   Jyske Bank A.S.                                                                       75,520            2,712,614
            Kjobenhavns Sommer Tivoli A.S.                                                           580              259,802
            Koebenhavns Lufthavne                                                                  9,910            1,818,859
        #   Kompan A.S.                                                                              230               47,389
            Lan & Spar Bank A.S.                                                                   2,250              120,408
            Lollands Bank                                                                            150               34,885
      * #   Neurosearch A.S.                                                                       9,160              388,976
            NKT Holding A.S.                                                                      30,245              791,224
            Nordjyske Bank A.S.                                                                      920              185,213
        *   NTR Holdings A.S.                                                                      1,130                9,734
            Oestjydsk Bank                                                                           400               51,566
            Ove Arkil Series B                                                                       270               37,431
            Per Aarsleff A.S. Series B                                                             1,545               81,559
        *   Pharmexa A.S.                                                                         12,940               61,993
            Ringkjobing Bank                                                                       1,670              148,647
        #   Ringkjobing Landbobank                                                                 1,620              639,367
            Rockwool, Ltd.                                                                        24,520            1,180,659
      * #   RTX Telecom A.S.                                                                       8,400               83,563
            Salling Bank                                                                             250               25,473

            Sanistal A.S. Series B                                                                 1,786              129,639
      * #   SAS Danmark A.S.                                                                      34,300              285,324
            Satair A.S.                                                                            1,350               28,102
            Schouw & Co. A.S.                                                                     15,485              340,944
            Simcorp A.S.                                                                           5,240              323,891
            Sjaelso Gruppen A.S.                                                                   2,388              245,861
            Skjern Bank A.S.                                                                         725               66,433
        *   Sondagsavisen A.S.                                                                    21,165               83,782
            Spar Nord Holding                                                                      6,823              891,307
            Sparbank Vest A.S.                                                                     6,600              344,469
            Sparekassen Faaborg A.S.                                                                 481              158,996
            Sydbank A.S.                                                                           8,172            1,551,616
            Thrane & Thrane A.S.                                                                   5,258              219,443
      * #   TK Development                                                                        12,478               32,465
        *   Topdanmark A.S.                                                                       28,300            2,137,268
        *   Treka A.S.                                                                             8,498              150,420
            Vestfyns Bank                                                                            200               26,137
            Vestjysk Bank A.S.                                                                    10,800              413,474
            VT Holdings Shares B                                                                   3,130              199,314
        *   Wessel & Vett Magasin du Nord A.S. Series C                                            2,102               61,261
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $17,197,739)                                                                                            35,276,396
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                               14,559
                                                                                                           ------------------
   (Cost $13,468)
   TOTAL -- DENMARK
     (Cost $17,211,207)                                                                                            35,290,955
                                                                                                           ------------------

   NORWAY -- (4.6%)
   COMMON STOCKS -- (4.6%)
        *   Aker Kvaerner OGEP ASA                                                                45,609            1,166,166
      * #   Aker Yards AS                                                                         28,121              578,891
            Aktiv Kapital ASA                                                                     57,017            1,173,036
            Arendals Fosse Kompani ASA                                                               100                9,674
        *   Blom ASA                                                                              18,367               18,299
            Bonheur ASA                                                                           16,850              732,731
        *   Choice Hotel Scandinavia ASA                                                          27,740              103,332
        *   Corrocean ASA                                                                         19,321               10,060
        #   Det Norske Oljeselskap ASA Series A                                                   88,945              411,970
      * #   DOF ASA                                                                               97,006              314,255
      * #   EDB Elektronisk Data Behandling ASA                                                  149,417            1,123,659
            Ekornes ASA                                                                           56,490            1,319,504
      * #   Eltek ASA                                                                             40,842              425,378
            Expert ASA                                                                            48,758              469,286
            Farstad Shipping ASA                                                                  60,790              775,460
      * #   Fjord Seafood ASA                                                                    783,483              332,513
      * #   Fred Olsen Energy ASA                                                                 91,600            1,171,059
            Ganger Rolf ASA                                                                        6,690              263,285
            Gresvig ASA                                                                            4,590               30,808
        *   Home Invest ASA                                                                       15,077               12,316

        #   Kongsberg Gruppen ASA                                                                 49,500              709,074
            Kverneland ASA                                                                        16,160              198,168
      * #   Merkantildata ASA                                                                    320,521              130,725
            Natural ASA                                                                           10,143               65,943
        #   Nera ASA                                                                             187,753              500,478
        *   Nordic Semiconductor ASA                                                              25,000              217,671
        *   Northern Offshore, Ltd.                                                              214,000               97,867
      * #   Ocean Rig ASA                                                                        105,531              453,334
            Odfjell ASA Series A                                                                  24,910            1,649,626
            Olav Thon Eiendomsselskap ASA                                                          8,320              502,698
        *   P4 Radio Hele Norge ASA                                                               32,200               89,619
        *   Photocure ASA                                                                         26,690              200,883
            Prosafe ASA                                                                           55,980            1,478,195
            Rieber and Son ASA Series A                                                           63,654              576,932
            Schibsted ASA                                                                        112,960            3,140,732
        *   Sinvest ASA                                                                            6,220               18,340
            Smedvig ASA Series A                                                                  83,580            1,259,758
        *   Software Innovation ASA                                                               13,423               41,622
            Solstad Offshore ASA                                                                  54,100              601,262
            Steen and Stroem ASA                                                                  19,512              436,700
            Storebrand ASA                                                                       183,330            1,632,445
            Tandberg ASA Series A                                                                217,280            2,463,681
      * #   Tandberg Data ASA                                                                     58,950               77,053
        *   Tandberg Storage ASA                                                                  48,450               19,422
        *   Tandberg Television ASA                                                               90,430              696,180
        *   Telecomputing ASA                                                                     44,963               59,931
      * #   Tgs-Nopec Geophysical Co. ASA                                                         40,910              944,697
            Tomra Systems ASA                                                                    294,480            1,584,935
        *   Tybring-Gjed ASA                                                                     145,146               63,123
        *   Unit 4 Agresso NV                                                                      4,620               52,082
            Veidekke ASA                                                                          21,846              325,025
            Visma ASA                                                                             47,393              543,488
            Wilhelmsen (Wilhelm), Ltd. ASA Series A                                               60,800            1,381,028
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $18,720,500)                                                                                            32,654,399
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ementor ASA Rights 12/01/04                                                          320,521               32,991
                                                                                                           ------------------
   (Cost $69,669)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                            11,887
                                                                                                           ------------------
   (Cost $10,735)
   TOTAL -- NORWAY
     (Cost $18,800,904)                                                                                            32,699,277
                                                                                                           ------------------

   BELGIUM -- (3.9%)
   COMMON STOCKS -- (3.9%)
        *   Abfin SA                                                                               2,560                    0
            Ackermans & Van Haaren SA                                                             32,186            1,092,987
        *   Arinso International NV                                                               14,739              242,647

            Banque Nationale de Belgique                                                             710            3,005,926
            Barco (New) NV                                                                        12,051            1,110,434
            Bekaert SA                                                                            23,290            1,822,070
            Brantano NV                                                                            2,060              112,344
            Brederode SA                                                                          12,180              312,945
            Carrieres Unies Porphyre                                                                  20               34,597
            CFE (Compagnie Francois d'Entreprises)                                                 2,080              686,191
            Cie Martime Belge SA                                                                   8,237            2,386,893
            Cofinimmo SA                                                                           9,778            1,565,740
            Commerciale de Brasserie SA COBRHA                                                       115              162,227
            Deceuninck SA                                                                         63,700            1,932,919
            D'Ieteren SA                                                                           5,831            1,103,575
            Distrigaz                                                                                 57              218,705
        *   Docpharma SA NV                                                                        4,489              206,344
            Dolmen Computer Applications                                                           1,476               21,445
            Duvel Moorgat NV                                                                       5,019              163,212
            EVS Broadcast Equipment SA                                                             1,100              116,198
            Exmar NV                                                                               3,677              213,706
            Floridienne NV                                                                         2,033              154,314
            Glaces de Moustier-sur-Sambre SA                                                      13,370              558,734
        *   ICOS Vision Systems Corp. NV                                                           6,053              143,369
        *   Immobel (Cie Immobiliere de Belgique SA)                                               4,600              216,282
        *   Innogenetics NV                                                                        1,572               28,052
        *   Integrated Production & Test Engineering NV                                            4,380               18,158
        *   Ion Beam Application SA                                                               23,058              249,525
        *   Ipso-Ilg SA                                                                            5,990               58,242
            Keytrade Bank SA                                                                       2,800               86,096
            Kinepolis Group NV                                                                     5,020              166,799
            Lotus Bakeries NV                                                                        650               83,972
        *   Melexis NV                                                                            47,001              595,069
            Metiers Automatiques Picanol                                                          16,120              386,237
        *   Neuhaus NV                                                                               670               36,047
            Nord-Sumatra Investissements SA                                                          650              198,885
            Omega Pharma SA                                                                       26,708            1,367,112
        *   Option NV                                                                              5,619              195,477
            Papeteries de Catala SA                                                                  315               35,585
            Quick Restaurants SA                                                                  19,501              342,399
      * #   Real Software SA                                                                      10,280                9,164
            Recticel SA                                                                           22,870              263,415
            Resilux NV                                                                             1,754              114,145
            Rosier SA                                                                                655              103,340
            Roularta Media Groep                                                                   9,837              650,933
        *   Sait Radioholland                                                                      7,313               47,917
            Sapec SA                                                                               3,635              305,625
        *   Sapec SA VVPR                                                                             75                  409
            Sioen Industries                                                                      21,502              273,718

        *   SIPEF (Societe Internationale de Plantations & de Finance), Anvers                     1,545              260,820
        *   Solvus SA                                                                             38,344              712,455
        *   Solvus SA Interim Strip VVPR                                                          18,176                  242
            Spector Photo Group SA                                                                 5,408               52,785
        *   Systemat SA                                                                            6,330               49,306
            Telindus Group SA                                                                     39,392              403,833
            Ter Beke NV                                                                            2,281              183,399

            Tessenderlo Chemie                                                                    28,984            1,207,984
            UNIBRA                                                                                 1,600              155,732
            Union Miniere SA                                                                       9,586              867,986
            Van de Velde NV                                                                        2,683              413,286
            VPK Packaging Group SA                                                                 7,185              234,423
            Warehouses de Pauw Sicafi                                                              6,608              298,116
   TOTAL COMMON STOCKS
     (Cost $16,342,460)                                                                                            28,040,492
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Belge des Betons Contingent Rights                                                     8,500                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $16,342,460)                                                                                            28,040,492
                                                                                                           ------------------

   AUSTRIA -- (3.1%)
   COMMON STOCKS -- (3.1%)
            Andritz AG                                                                            13,609              955,807
        *   Austria Email AG                                                                         715                3,554

        *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                    42,784              561,704
            Bank Fuer Kaernten und Steiermark AG                                                     520               64,618
      * #   Betandwin.com Interactive Entertainment AG                                            12,749              356,931
            Bohler Uddeholm AG                                                                    11,195            1,326,871
            BWT AG                                                                                21,819              755,555
        *   Ca Immobilien Invest AG                                                               34,838              926,602
            Constantia-Verpackungen AG                                                            19,123              503,472
        *   Demeter Vermoegensverwaltung                                                          15,000                    0
            Flughafen Wien AG                                                                     25,698            1,845,515
        *   Immofinanz Immobilien Anlagen AG                                                     165,130            1,521,265
            Lenzing AG                                                                             3,948              902,834
            Manner (Josef) & Co. AG                                                                  870               42,146
            Mayr-Melnhof Karton AG                                                                11,760            1,881,113
            Oberbank AG                                                                            5,384              562,737
            Palfinger AG                                                                          10,383              502,625
        *   RHI AG, Wien                                                                          19,649              527,737
            Rosenbauer International AG                                                            1,530              109,226
        *   Sparkassen Immobilien AG                                                              29,760              319,732
            Ubm Realitaetenentwicklung AG                                                          1,440               52,105
            Uniqa Versicherungen AG                                                              128,555            1,770,339
      * #   VA Technologie AG                                                                     17,392            1,356,003
            Voestalpine AG                                                                        30,095            2,152,803
            Wienerberger AG                                                                       63,642            2,831,163
        *   Wolford AG                                                                             4,900              116,524
   TOTAL COMMON STOCKS
     (Cost $12,188,779)                                                                                            21,948,981
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Jenbacher AG Rights 03/31/08                                                           7,860                    0

        *   Sparkassen Immobilien AG Profit Share Certificate Rights 10/28/04                     29,760                  395

        *   Sparkassen Immobilien AG Rights 10/28/04                                              29,760                  395
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            790
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $12,188,779)                                                                                            21,949,771
                                                                                                           ------------------

   IRELAND -- (2.5%)
   COMMON STOCKS -- (2.5%)
            Abbey P.L.C.                                                                          25,557              271,655
        *   Arcon International Resources P.L.C.                                                  14,375                7,072
        *   Ardagh P.L.C.                                                                         14,262               35,185
            DCC P.L.C.                                                                            91,965            1,926,902
        *   Dragon Oil P.L.C.                                                                    159,204              164,813
            FBD Holdings P.L.C.                                                                   10,822              267,522
            Fyffes P.L.C.                                                                        380,502            1,052,182
            Glanbia P.L.C.                                                                       321,765            1,156,208
            Grafton Group P.L.C.                                                                 253,939            2,575,097
            Greencore Group P.L.C.                                                               218,422              841,849
            Heiton Holdings P.L.C.                                                                51,677              484,201
        *   Horizon Technology Group P.L.C.                                                       19,455               28,530
            IAWS Group P.L.C.                                                                    105,879            1,554,576
            IFG Group P.L.C.                                                                      52,309               54,894
            Independent News & Media P.L.C.                                                      645,069            1,912,359
        *   Iona Technologies P.L.C.                                                              21,281              111,158
            Irish Intercontental Group P.L.C.                                                     18,872              280,648
        *   IWP International P.L.C.                                                              39,611                9,476
            Jurys Hotel Group P.L.C.                                                              69,061            1,073,157
            Kingspan Group P.L.C.                                                                183,188            1,638,520
            McInerney Holdings P.L.C.                                                             33,991              273,312
            Paddy Power P.L.C.                                                                    49,663              715,367
            Readymix P.L.C.                                                                      109,762              262,582
            United Drug P.L.C.                                                                   190,860              870,122
        *   Waterford Wedgwood P.L.C.                                                          1,026,650              107,853
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $9,337,566)                                                                                             17,675,240
                                                                                                           ------------------

   PORTUGAL -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                          194,100              281,248
            Efacec Capital SGPS SA                                                                60,600              188,237
        *   Gescartao SGPS SA                                                                      3,064               43,095
            Ibersol SGPS SA                                                                       14,462               89,384
        *   Impresa Sociedade Gestora de Participacoes Socias SA                                 190,166            1,307,460
        *   Investimentos Participacoes e Gestao SA Inapa                                         43,702              159,387
            Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
        *   Administracao e Participacoes Financeiros SA)                                        170,757            2,172,482
            Mota-Engil SGPS SA                                                                   250,900              609,574
        *   Novabase SGPS                                                                         56,005              451,259

        *   ParaRede-SGPS SA                                                                      44,939               22,157
            Portucel-Empresa Produtora de Pasta de Papel SA                                      466,977              951,402
            Sag Gest - Solucoes Automovel Globais SGPS SA                                        235,500              398,057
            Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA                54,900              275,754
        *   Sociedad Construcoes Soares da Costa SA                                               19,200               48,750
            Sociedade de Investimento e Gestao SGPS SA                                           160,396              885,790
            Sonae SGPS SA                                                                      1,079,900            1,421,066
        *   Sonaecom SGPS SA                                                                     321,175            1,509,706
            Teixeira Duarte Engenharia e Construcoes SA                                          609,000              898,593
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $6,643,075)                                                                                             11,713,401
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Epicor Software Corp.                                                                  2,171               34,237
        *   InFocus Corp.                                                                         10,455               70,048
                                                                                                           ------------------
   TOTAL -- UNITED STATES
     (Cost $214,919)                                                                                                 104,285
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.0%)
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Euro Currency                                                                                              67,307
                                                                                                           ------------------
   (Cost $64,998)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
   TEMPORARY CASH INVESTMENTS -- (8.9%)
            Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
              (Collateralized by $60,319,792 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $60,194,931) to be repurchased at $60,198,191 (Cost
              $60,194,930) ^                                                                      60,195           60,194,930
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $3,177,000 FNMA Notes 2.95%, 11/14/07, valued at
              $3,181,457) to be repurchased at $3,137,164 (Cost $3,137,000)                        3,137            3,137,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $63,331,930)                                                                                            63,331,930
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $454,300,691)                                                                                     $      713,040,922
                                                                                                           ------------------

----------
+    See Note B to Financial Statements.

*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   SOUTH AFRICA -- (11.1%)
   COMMON STOCKS -- (11.1%)
            ABSA Group, Ltd.                                                                     480,421   $        5,831,955
            African Oxygen, Ltd.                                                                 293,197            1,162,348
            Amalgamated Beverage Industries, Ltd.                                                 97,702            1,536,131
            Anglo American Platinum Corp., Ltd.                                                  210,559            7,712,550
            Anglo American PLC                                                                   667,281           15,937,778
            Anglogold, Ltd.                                                                      222,894            8,928,836
        *   Anglovaal Mining, Ltd.                                                                93,775              476,090
            AVI, Ltd.                                                                            178,834              740,400
            Barloworld, Ltd.                                                                     117,583            1,991,299
            Bidvest Group, Ltd.                                                                  197,103            2,565,102
        *   Dimension Data Holdings PLC                                                          246,926              161,145
        *   Discovery Holdings, Ltd.                                                             299,059              959,173
            Edgars Consolidated Stores, Ltd.                                                      39,111            1,921,164
            Firstrand, Ltd.                                                                    4,491,809           10,130,981
            Gold Fields, Ltd.                                                                    306,889            4,240,209
            Harmony Gold Mining Co., Ltd.                                                        200,055            2,072,705
            Impala Platinum Holdings, Ltd.                                                        35,459            3,030,461
            Imperial Holdings, Ltd.                                                              122,567            2,157,872
            Investec, Ltd.                                                                        23,111              658,184
            Iscor, Ltd.                                                                          379,417            4,257,576
            JD Group, Ltd.                                                                        87,800              981,918
            Kumba Resources, Ltd.                                                                 15,092              123,420
            Liberty Group, Ltd.                                                                  216,712            2,383,738
        *   Massmart Holdings, Ltd.                                                              105,794              934,346
            MTN Group, Ltd.                                                                    1,045,719            7,304,273
            Nampak, Ltd.                                                                         354,006              914,649
            Naspers, Ltd. Series N                                                               166,481            1,867,251
            Nedcor, Ltd.                                                                         333,048            4,336,670
        *   Network Healthcare Holdings, Ltd.                                                  1,152,562            1,032,173
            Old Mutual PLC                                                                     1,956,729            4,841,598
            Pick'n Pay Stores, Ltd.                                                              440,827            1,787,023
            Pretoria Portland Cement Co., Ltd.                                                    49,951            2,069,569
            Sanlam, Ltd.                                                                       1,467,709            3,065,902
            Sappi, Ltd.                                                                          131,990            1,762,411
            Standard Bank Group, Ltd.                                                            634,566            6,608,059
            Steinhoff International Holdings, Ltd.                                               745,364            1,530,546
            Telkom SA, Ltd.                                                                      500,646            8,563,415
            Tiger Brands, Ltd.                                                                    85,239            1,469,237
        *   Woolworths Holdings, Ltd.                                                            523,255              952,986
                                                                                                           ------------------

   TOTAL -- SOUTH AFRICA
     (Cost $96,979,478)                                                                                           129,001,143
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (11.1%)

   PREFERRED STOCKS -- (9.7%)
            Ambev Cia de Bebidas das Americas                                                 12,453,835            3,218,767
            Aracruz Celulose SA Series B                                                         711,999            2,654,290
            Banci Itau Holding Financeira SA                                                      75,900            9,877,883
            Banco Bradesco SA                                                                    120,418            7,880,296
            Brasil Telecom Participacoes SA                                                  230,843,872            1,714,355
            Brasil Telecom SA                                                                626,730,875            3,050,705
            Brasileira de Distribuicao Pao de Acucar                                          58,650,000            1,438,219
        *   Braskem SA                                                                        81,400,000            3,543,294
            Cemig Cia Ene                                                                     96,800,000            2,242,059
        *   Companhia Siderurgica Paulista                                                        65,000               27,721
            Compania Paranaense de Energia Series B                                          100,000,000              460,294
            Embraer Empresa Brasileira de Aeronautica                                            717,421            5,037,772
            Embratel Participacoes SA                                                        143,582,922              335,731
        *   Empresa Nasional de Comercio Redito e Participacoes SA                               480,000                1,500
            Gerdau SA                                                                            302,604            5,446,872
            Investimentos Itau SA                                                              3,300,893            5,157,645
            Klabin SA                                                                            682,875            1,205,073
        *   Lojas Renner SA                                                                      800,000                9,559
            Metalurgica Gerdau SA                                                                 65,900            1,550,830
            Siderurgica Belgo-Mineira                                                          9,240,000            4,738,897
            Siderurgica de Tubarao Sid Tubarao                                                58,620,000            3,060,309
            Siderurgica Paulista Casipa Series B                                                     325                5,741
            Suzano Bahia Sul Papel e Celullose SA                                                143,545              646,480
            Tele Centro Oeste Celular Participacoes SA                                       230,447,518              773,524
            Tele Norte Leste Participacoes SA                                                    180,034            2,763,390
            Telemar Norte Leste SA                                                               225,100            5,260,057
        *   Telesp Celular Participacoes                                                   1,404,441,089            3,691,821
            Telesp Participacoes SA                                                          577,200,000           10,313,206
            Telesudeste Celular Participacoes SA                                              81,000,000              181,654
            Unibanco-Uniao de Bancos Brasileiros SA                                               20,000               48,456
            Unibanco-Uniao de Bancos Brasileiros SA                                              513,130            2,839,194
            Usinas Siderurgicas de Minas Gerais SA                                               178,839            3,612,942
            Vale do Rio Doce Series A                                                            819,580           16,873,706
            Vale do Rio Doce Series B                                                             81,160                    0
            Votorantim Celulose e Papel SA                                                    14,267,325            1,075,347
            Weg SA                                                                               489,800            1,269,518
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $67,635,358)                                                                                           112,007,107
                                                                                                           ------------------

   COMMON STOCKS -- (1.4%)
            Ambev Cia de Bebidas das Americas                                                  5,420,000            2,704,022
            Brasil Telecom Participacoes SA                                                   59,520,574              566,758
            Companhia Siderurgica Nacional                                                       241,404            4,597,326
            Cpfl Geracao Energia SA                                                            3,140,000                8,081
        *   Embratel Participacoes                                                            57,550,000              327,316
            Petroquimica do Sul Copesul                                                        5,276,000              620,706
            Souza Cruz Industria e Comercio                                                      461,300            5,884,967
            Tele Centro Oeste Celular Participacoes SA                                        59,246,130              271,182
        *   Tele Norte Celular Participacoes                                                  57,624,254               13,982
            Tele Norte Leste Participacoes SA                                                     59,254              925,844

        *   Tele Sudeste Celular Participacoes SA                                              3,072,951                5,649
            Tractebel Energia SA                                                              96,601,189              332,500
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $9,281,143)                                                                                             16,258,333
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telesp Celular Participacoes SA Preferred Rights 12/17/04                        479,859,123              372,244
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BRAZIL
     (Cost $76,916,501)                                                                                           128,637,684
                                                                                                           ------------------

   SOUTH KOREA -- (10.9%)
   COMMON STOCKS -- (10.9%)
            Amorepacific Corp.                                                                     4,120              797,087
            CJ Corp.                                                                               8,690              575,263
            Daegu Bank Co., Ltd.                                                                  40,830              283,494
            Daelim Industrial Co., Ltd.                                                           14,090              647,094
            Daewoo Engineering & Construction Co., Ltd.                                          208,740            1,103,748
        *   Daewoo Heavy Industries & Machinery, Ltd.                                             91,180              775,652
        *   Daewoo Securities Co., Ltd.                                                           56,445              184,861
            Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                   108,840            1,604,210
            Daishin Securities Co., Ltd.                                                           5,340               65,473
            Dongkuk Steel Mill Co., Ltd.                                                          14,670              269,181
            Doosan Heavy Industries & Construction Co., Ltd.                                      18,360              236,420
        *   GS Holdings Corp.                                                                     42,945              923,614
            Halla Climate Control Corp.                                                           41,670              390,891
            Hanjin Shipping Co., Ltd.                                                             31,470              723,077
            Hankook Tire Manufacturing Co., Ltd.                                                  61,950              624,777
            Hanwha Chemical Corp.                                                                 32,000              311,500
            Hite Brewery Co., Ltd.                                                                10,890              880,635
            Hyundai Development Co.                                                               27,930              456,227
            Hyundai Heavy Industries Co., Ltd.                                                    36,910            1,054,469
        *   Hyundai Merchant Marine Co., Ltd.                                                     58,140              888,967
            Hyundai Mobis                                                                         39,820            2,362,812
            Hyundai Motor Co., Ltd.                                                               95,919            4,707,393
        *   Hyundai Securities Co., Ltd.                                                          61,090              244,731
            INI Steel Co., Ltd.                                                                   38,220              500,986
        *   Kangwon Land, Inc.                                                                   122,360            1,618,769
            Kia Motors Corp.                                                                     217,640            2,068,476
        *   Kookmin Bank                                                                         139,085            5,251,839
            Korea Electric Power Corp.                                                           401,210            9,981,231
        *   Korea Exchange Bank                                                                  412,800            3,102,899
            Korea Gas                                                                             56,390            1,850,052
        *   Korean Air Co., Ltd.                                                                  35,500              621,519
            KT Corp.                                                                             162,170            6,523,746
            KT&G Corp.                                                                            94,990            3,022,222
            Kumgang Korea Chemical Co., Ltd.                                                       5,120              587,700
        *   LG Card Co., Ltd.                                                                    169,320            2,415,167
            LG Chemical Investment, Ltd.                                                         107,005            1,634,257
            LG Chemical, Ltd.                                                                     28,206            1,166,244
            LG Electronics, Inc.                                                                  66,080            3,965,827

            LG Engineering & Construction Corp.                                                   18,870              489,113
        *   LG Investment & Securities Co., Ltd.                                                  40,060              289,723
            LG Petrochemical Co., Ltd.                                                            18,420              459,439
            Lotte Chilsung Beverage Co., Ltd.                                                        400              310,091
        *   NCsoft Corp.                                                                           8,770              793,028
            Nong Shim Co., Ltd.                                                                    2,550              544,395
            POSCO                                                                                 35,010            6,539,733
            Pusan Bank                                                                            50,610              391,019
            S1 Corp.                                                                              17,658              571,414
            Samsung Corp.                                                                         48,410              702,892
        *   Samsung Electro-Mechanics Co., Ltd.                                                   32,707              847,291
            Samsung Electronics Co., Ltd.                                                         51,538           21,236,622
            Samsung Fire and Marine Insurance, Ltd.                                               21,719            1,623,959
            Samsung Heavy Industries Co., Ltd.                                                    85,610              481,057
            Samsung SDI Co., Ltd.                                                                 20,352            2,076,781
            Samsung Securities Co., Ltd.                                                          22,530              424,746
        *   Samsung Techwin Co., Ltd.                                                             28,000              203,431
        *   Seoul Bank                                                                            90,420            2,396,319
            Shinhan Financial Group Co., Ltd.                                                    151,242            3,162,538
            Shinsegae Co., Ltd.                                                                    6,450            1,815,351
            SK Corp., Ltd.                                                                        56,884            3,577,878
            SK Telecom Co., Ltd.                                                                  45,435            8,519,611
            S-Oil Corp.                                                                           75,660            4,748,066
        *   Ssangyong Motor Co.                                                                   45,930              281,478
                                                                                                           ------------------

   TOTAL -- SOUTH KOREA
     (Cost $74,443,776)                                                                                           126,908,485
                                                                                                           ------------------

   MEXICO -- (10.4%)
   COMMON STOCKS -- (10.4%)
            Alfa S.A. de C.V. Series A                                                           614,990            3,045,712
            America Movil S.A. de C.V. Series L                                                7,988,600           18,614,628
        *   America Telecom S.A. de C.V. Series A                                              4,184,776           10,399,737
        *   Carso Global Telecom S.A. de C.V. Telecom Series A1                                3,141,271            4,980,482
            Cementos de Mexico S.A. de C.V. Series B                                           1,327,717            8,562,292
            Coca-Cola Femsa S.A. de C.V. Series L                                              1,310,600            2,861,274
        *   Consorcio Ara S.A.                                                                   157,500              463,658
            Controladora Comercial Mexicana S.A. de C.V. Series B                                633,700              710,085

        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                       75,000              203,086
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,107                  148
            Corporativo Fragua S.A. de C.V. Series B                                                  21                   75
        *   Desc S.A. de C.V. Series B                                                           619,841              167,842
            El Puerto de Liverpool S.A. Series C1                                                339,500              538,277
            Embotelladora Arca SA de CV , Mexico                                                 466,500              868,448
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                      623,700              222,775
            Empresas la Moderna S.A. de C.V. Series A                                            120,000               12,613
            Fomento Economico Mexicano Series B & D                                              554,000            2,640,527
            Gruma S.A. de C.V. Series B                                                           90,406              189,078
            Grupo Carso S.A. de C.V. Series A-1                                                  981,109            4,797,727
            Grupo Continental S.A.                                                               358,600              587,725
            Grupo Elektra S.A. de C.V.                                                           127,000            1,195,707

            Grupo Financiero del Norte S.A. Series C                                             549,084            3,081,238
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  22,746                6,078
            Grupo Financiero Inbursa S.A. de C.V. Series O                                     2,822,959            5,277,922
        *   Grupo Gigante S.A. de C.V. Series B                                                  117,282               81,484
            Grupo Industrial Bimbo S.A. de C.V. Series A                                       1,377,300            3,313,592
            Grupo Industrial Maseca S.A. de C.V. Series B                                        229,000              110,148
            Grupo Modelo S.A. de C.V. Series C                                                 2,090,400            5,479,811
        *   Grupo Nutrisa S.A. de C.V.                                                               129                   46
        *   Grupo Qumma S.A. de C.V. Series B                                                      1,591                   25
            Grupo Televisa S.A. (Certificate Representing Series A, Series D &
              Series L)                                                                        1,623,900            5,043,792
        *   Grupo Tribasa S.A. de C.V.                                                             2,120                    0
        *   Hylsamex S.A. de C.V. Series B                                                       153,914              449,674
            Industrias Penoles S.A. de C.V.                                                      247,800            1,291,229
            Kimberly Clark de Mexico S.A. de C.V. Series A                                       749,800            2,504,509
        *   Nueva Grupo Mexico S.A. de C.V. Series B                                             776,727            3,753,307
            Organizacion Soriana S.A. de C.V. Series B                                           654,600            2,250,657
            Telefonos de Mexico S.A. Series A                                                    100,000              175,117
            Telefonos de Mexico S.A. Series L                                                  6,971,000           12,170,183
            TV Azteca S.A. de C.V. Series A                                                    1,832,100            1,236,985
        *   US Commercial Corp. S.A. de C.V.                                                     223,000               94,152
            Vitro S.A.                                                                           121,600              112,645
            Wal-Mart de Mexico S.A. de C.V. Series V                                           3,999,535           13,715,643
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $81,116,490)                                                                                           121,210,133
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                               15,482
                                                                                                           ------------------
   (Cost $15,009)
   TOTAL -- MEXICO
     (Cost $81,131,499)                                                                                           121,225,615
                                                                                                           ------------------

   TAIWAN -- (10.3%)
   COMMON STOCKS -- (10.3%)
        *   Accton Technology Corp.                                                               99,296               40,032
            Acer, Inc.                                                                           859,883            1,309,553
        *   Advanced Semiconductor Engineering, Inc.                                           1,794,396            1,322,715
            Advantech Co., Ltd.                                                                   96,254              220,265
            Amtran Technology Co., Ltd.                                                           72,887               29,375
        *   Arima Computer Corp.                                                                 178,800               52,182
            Asia Cement Corp.                                                                    830,750              544,459
        *   Askey Computer Co., Ltd.                                                              63,811               32,892
            Asustek Computer, Inc.                                                             1,152,062            2,651,836
            Au Optronics Corp.                                                                 2,194,487            2,863,460
            Benq Corp.                                                                           998,160            1,031,790
            Catcher Co., Ltd.                                                                     45,600              135,022
            Cathay Financial Holdings Co., Ltd.                                                3,854,529            7,391,350
            Cathay Real Estate Development Co., Ltd.                                             447,213              241,726
        *   Chang Hwa Commercial Bank                                                          2,102,796            1,306,008
            Cheng Shin Rubber Industry Co., Ltd.                                                 404,437              501,228
            Cheng Uei Precision Industry Co., Ltd.                                                43,136               82,400

            Chi Mei Optoelectronic Corp.                                                       2,006,177            2,494,148
            Chicony Electronics Co., Ltd.                                                         96,288               87,819
            China Airlines                                                                       829,157              474,329
        *   China Development Financial Holdong Co., Inc.                                      5,111,000            2,478,819
            China Motor Co., Ltd.                                                                621,628              685,984
            China Steel Corp.                                                                  4,855,753            5,338,583
            Chinatrust Financial Holdings Co., Ltd.                                            2,427,473            2,767,333
        *   Chungwa Picture Tubes Co., Ltd.                                                    2,978,298            1,242,047
            CMC Magnetics Corp.                                                                1,356,400              634,620
            Compal Electronics                                                                 1,452,372            1,386,643
        *   Compeq Manufacturing Co., Ltd.                                                       131,300               46,564
        *   Cosmos Bank Taiwan                                                                   478,000              221,618
            CTB Financial Holding Co., Ltd.                                                    5,160,535            3,353,865
            Delta Electronics Industrial Co., Ltd.                                               733,228            1,136,120
            D-Link Corp.                                                                         145,122              155,967
            E.Sun Financial Holding Co., Ltd.                                                  1,220,744              898,850
            Elitegroup Computer Systems Co., Ltd.                                                105,787               50,594
            Eternal Chemical Co., Ltd.                                                            93,000               56,969
        *   Eva Airways Corp.                                                                    858,289              376,760
            Evergreen Marine Corp., Ltd.                                                       1,061,382              997,451
            Far East Textile, Ltd.                                                             1,983,668            1,536,800
            Far Eastern International Bank                                                       492,000              293,482
        *   First Financial Holding Co., Ltd.                                                  2,581,000            2,124,813
            Formosa Chemicals & Fiber Co., Ltd.                                                2,651,090            4,927,373
            Formosa Plastics Corp.                                                             2,483,210            3,957,059
            Formosa Taffeta Co., Ltd.                                                            436,767              201,213
            Fu Sheng Industria                                                                   203,035              307,983
            Fubon Financi                                                                      4,386,052            4,386,396
            Fuh-Hwa Financial Holding Co., Ltd.                                                  905,976              445,432
            Giga-Byte Technology Co., Ltd.                                                       167,160              199,594
            High Tech Computer Corp.                                                              81,600              327,555
            Hon Hai Precision Industry Co., Ltd.                                                 655,306            2,629,547
            Hotai Motor Co., Ltd.                                                                171,000              341,513
        *   Hsinchu International Bank                                                           382,800              242,486
            Hua Nan Financial Holding Co., Ltd.                                                2,583,320            2,125,601
            International Bank of Taipei                                                         822,928              572,219
            Inventec Corp.                                                                       674,888              311,311
            King Yuan Electronics Co., Ltd.                                                      136,182               88,103
            Kinpo Electronics, Inc.                                                              204,336               87,099
            Largan Precision Co., Ltd.                                                            27,500              160,393
            Lite-On Technology Corp.                                                             998,010            1,006,724
        *   Macronix International Co., Ltd.                                                   1,547,500              336,008
            Media Tek, Inc.                                                                      337,730            2,154,659
            Micro-Star International Co., Ltd.                                                   198,770              119,342
            Mitac International Corp.                                                            166,000               76,797
        *   Mosel Vitelic Inc. Co., Ltd.                                                         300,826               20,917
            Nan Ya Plastic Corp.                                                               3,229,625            4,632,041
        *   Nanya Technology Co., Ltd.                                                         1,789,989            1,277,944
            Nien Hsing Textile Co., Ltd.                                                          95,000               91,405
            Nien Made Enterprise Co., Ltd.                                                        57,876               84,852
            Optimax Technology Corp.                                                              84,915              189,064
            Oriental Union Chemical Corp.                                                        122,958              128,996
        *   Pacific Electric Wire & Cable Corp.                                                  233,200                3,763
            Pihsiang Machinery Mfg. Co., Ltd.                                                     33,742               67,867

            Pou Chen Corp.                                                                       731,859              615,551
            Premier Image Technology Corp.                                                       145,740              112,133
            President Chain Store Corp.                                                          400,260              594,216
        *   Q-Run Technology Co., Ltd.                                                            66,200              129,881
            Quanta Computer, Inc.                                                              1,579,308            2,560,962
        *   Quanta Display, Inc.                                                               1,577,000              839,814
            Realtek Semiconductor Corp.                                                          194,001              203,380
            Ritek Corp.                                                                          580,204              207,596
            Shin Kong Fin                                                                      1,252,056            1,108,284
        *   Silicon Integrated Systems Corp.                                                     365,431              129,352
            Siliconware Precision Industries Co., Ltd.                                           824,200              635,297
            SinoPac Holdings Co., Ltd.                                                         1,647,096              912,598
            Sunplus Technology Co., Ltd.                                                         316,145              438,580
            Synnex Tech International Corp.                                                      326,680              479,780
            Systex Corp., Ltd.                                                                   167,687               55,815
            Taishin Financial Holdings Co., Ltd.                                               1,998,135            1,804,337
        *   Taiwan Business Bank                                                                 863,120              316,003
            Taiwan Cement Corp.                                                                1,023,731              614,413
            Taiwan Glass Ind. Corp.                                                              420,079              383,730
            Taiwan Life Insurance Co., Ltd                                                       101,200              165,934
            Taiwan Semiconductor Manufacturing Co., Ltd.                                      10,081,936           14,594,208
            Taiwan Styrene Monomer Corp.                                                          84,700               62,443
        *   Tatung Co., Ltd.                                                                   1,568,000              581,422
            Teco Electric & Machinery Co., Ltd.                                                  501,000              152,420
        *   The Farmers Bank of China                                                            432,375              145,528
            Tong Yang Industry Co., Ltd.                                                          78,492              118,093
            Transcend Information, Inc.                                                           35,187               68,304
            U-Ming Marine Transport Corp.                                                        253,050              414,012
            Uni-President Enterprises Corp.                                                    1,495,020              734,616
        *   United Microelectronics Corp.                                                      7,413,611            4,564,112
        *   Via Technologies, Inc.                                                               342,245              184,427
        *   Walsin Lihwa Corp.                                                                 1,338,000              702,081
            Wan Hai Lines Co., Ltd.                                                              615,934              609,496
            Waterland Financial Holdings                                                         572,000              222,764
        *   Winbond Electronics Corp.                                                          1,682,000              642,258
            Wintek Corp.                                                                          53,000               48,479
            Ya Hsin Industrial Co., Ltd.                                                         223,683              205,301
        *   Yageo Corp.                                                                          608,440              206,371
            Yang Ming Marine Transport Corp.                                                   1,007,894              903,452
            Yieh Phui Enterprise Co., Ltd.                                                       248,300              174,804
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          383,022              186,985
            Yulon Motor Co., Ltd.                                                                584,753              640,584
            Zyxel Communication Corp.                                                             97,980              222,570
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $108,748,015)                                                                                          118,790,113
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                             176,469
                                                                                                           ------------------
   (Cost $171,829)
   TOTAL -- TAIWAN
     (Cost $108,919,844)                                                                                          118,966,582
                                                                                                           ------------------

   MALAYSIA -- (6.8%)
   COMMON STOCKS -- (6.8%)
            AMFB Holdings Berhad                                                                 394,500              664,275
            AMMB Holdings Berhad                                                               1,347,731            1,212,131
        *   Aokam Perdana Berhad                                                                      16                    5
            Berjaya Sports Toto Berhad                                                           746,800              813,061
            British American Tobacco Berhad                                                      231,400            2,693,641
            CIMB Berhad                                                                          199,700              270,285
            Commerce Asset Holding Berhad                                                      1,951,700            2,495,011
        *   Digi.Com Berhad                                                                      597,062              855,339
            Diversified Resources Berhad                                                         581,000              345,412
            Gamuda Berhad                                                                        510,000              710,749
            Genting Berhad                                                                       537,600            2,614,303
            Golden Hope Plantations Berhad                                                       900,300              966,185
            Highlands and Lowlands Berhad                                                        107,500              101,214
            Hong Leong Bank Berhad                                                             1,262,750            1,860,318
            Hong Leong Credit Berhad                                                           1,012,629            1,234,592
            Hong Leong Properties Berhad                                                         175,328               28,103
            IJM Corp. Berhad                                                                     196,400              241,822
            IOI Corp. Berhad                                                                     771,100            1,927,508
            IOI Oleochemical Industries Berhad                                                    22,041               55,084
            IOI Properties Berhad                                                                151,300              308,318
            Kuala Lumpur Kepong Berhad                                                           590,800            1,070,785
            Magnum Corp. Berhad                                                                1,115,300              741,706
            Malakoff Berhad                                                                      616,400            1,127,951
            Malayan Banking Berhad                                                             2,723,700            8,591,737
            Malayan Cement Berhad                                                              2,153,100              438,583
            Malaysia Mining Corp. Berhad                                                         828,700              466,613
            Malaysian Airlines System Berhad                                                   1,090,600            1,289,482
            Malaysian International Shipping Corp. (Foreign)                                   1,192,566            4,606,183
            Malaysian Pacific Industries                                                         163,000              637,753
            Malaysian Plantations Berhad                                                         520,800              323,121
            Maxis Communications Berhad                                                        1,015,300            2,468,833
        *   MBF Holdings Berhad                                                                    7,050                  417
            Mentakab Rubber Co. (Malaya) Berhad                                                    1,100                  791
            Nestle (Malaysia) Berhad                                                             176,200            1,125,758
            Oriental Holdings Berhad                                                             215,300              252,572
            Oyl Industries Berhad                                                                100,100            1,047,114
            Petronas Dagangan Berhad                                                             386,700              752,855
            Petronas Gas Berhad                                                                1,736,600            3,336,742
            Plus Expressways Berhad                                                            1,766,700            1,291,475
            PPB Group Berhad                                                                     441,200              765,911
            Proton Holdings Berhad                                                               389,000              931,553
            Public Bank Berhad                                                                 1,550,201            3,237,647
            Resorts World Berhad                                                                 881,600            2,235,988
            RHB Capital Berhad                                                                 1,431,500              903,212
            Shell Refining Co. Federation of Malaysia Berhad                                     104,700              245,207
        *   Silverstone Corp. Berhad                                                              11,587                1,157
            Sime Darby Berhad (Malaysia)                                                       1,776,400            2,825,512
            Southern Bank Berhad                                                                  48,440               40,497
            Southern Bank Berhad (Foreign)                                                     1,062,937              905,505
            SP Setia Berhad                                                                      257,300              272,110
            Star Publications (Malaysia) Berhad                                                  160,600              287,188

            Telekom Malaysia Berhad                                                            2,421,800            7,640,956
            Tenaga Nasional Berhad                                                             2,504,900            7,445,967
        *   Time Dotcom Berhad                                                                 1,550,000              282,832
            UMW Holdings Berhad                                                                  340,833              484,348
            YTL Corp. Berhad                                                                   1,164,762            1,562,742
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $67,790,034)                                                                                            79,036,159
                                                                                                           ------------------

   TURKEY -- (6.6%)
   COMMON STOCKS -- (6.6%)
            Akbank T.A.S.                                                                  2,264,998,827           10,743,503
            Anadolu Efes Biracilik ve Malt Sanayi A.S.                                       182,246,814            2,972,428
        *   Arcelik A.S.                                                                   1,549,702,646            8,335,271
        *   Dogan Sirketler Grubu Holdings A.S.                                              722,062,463            1,251,785
        *   Dogan Yayin Holding A.S.                                                         282,794,524            1,087,249
            Enka Insaat Ve Sanayi A.S.                                                       164,940,663            4,251,126
            Eregli Demir ve Celik Fabrikalari Turk A.S.                                    1,595,341,000            6,625,048
            Ford Otomotiv Sanayi A.S.                                                        722,990,000            5,056,080
            Hurriyet Gazetecilik ve Matbaacilik A.S.                                         629,278,201            1,220,341
            Koc Holding A.S.                                                               1,058,111,057            5,807,329
            Migros Turk A.S.                                                                 450,270,375            2,909,670
        *   Tat Konserve Sanayii A.S.                                                                 36                    0
        *   Tofas Turk Otomobil Fabrikasi A.S.                                             1,489,092,271            2,815,677
            Trakya Cam Sanayii A.S.                                                          187,301,438              486,271
            Tupras-Turkiye Petrol Rafineleri A.S.                                            289,886,950            2,941,055
            Turk Sise ve Cam Fabrikalari A.S.                                                639,484,793            1,501,583
        *   Turkiye Garanti Bankasi A.S.                                                   2,261,914,936            5,531,855
            Turkiye Is Bankasi A.S. Series C                                               2,002,976,408            9,438,028
        *   Vestel Elektronik Sanayi Ticaret A.S.                                            240,241,000              839,715
        *   Yapi ve Kredi Bankasi A.S.                                                       904,146,481            3,291,995
                                                                                                           ------------------

   TOTAL -- TURKEY
     (Cost $29,310,927)                                                                                            77,106,009
                                                                                                           ------------------

   INDONESIA -- (6.6%)
   COMMON STOCKS -- (6.6%)
            PT Astra Agro Lestari Tbk                                                          2,153,000              786,870
            PT Astra International Tbk                                                         8,470,461            8,436,117
            PT Bank Central Asia Tbk                                                           1,980,000              603,442
            PT Bank Danamon Indonesia Tbk                                                      1,762,000              859,340
            PT Bimantara Citra Tbk                                                             2,285,400              488,624
            PT Gudang Garam Tbk                                                                4,695,500            6,937,933
            PT Hanjaya Mandala Sampoerna Tbk                                                  13,377,500            9,996,413
        *   PT Indocement Tunggal Prakarsa Tbk                                                 7,362,000            2,361,360
            PT Indofood Sukses Makmur Tbk                                                     18,886,400            1,565,921
            PT Indonesian Satellite Corp.Tbk                                                  14,967,500            9,527,867
            PT International Nickel Indonesia Tbk                                                580,000              759,688
            PT Kalbe Farma Tbk                                                                 2,500,000              172,731
        *   PT Lippo Karawaci Tbk                                                                177,822               35,472

        *   PT Makindo Tbk                                                                     2,236,500              229,862
            PT Medco Energi International Tbk                                                  9,754,000            2,243,129
        *   PT Panasia Indosyntec Tbk                                                             75,100                4,068
            PT Ramayana Lestari Sentosa Tbk (Foreign)                                         20,020,000            1,883,053
            PT Sari Husada Tbk                                                                   137,930               28,673
            PT Semen Gresik Tbk                                                                1,739,502            2,476,777
            PT Telekomunikasi Indonesia (Persero) Tbk                                         37,153,640           20,558,242
            PT Tempo Scan Pacific                                                                646,000              630,805
            PT Unilever Tbk                                                                   16,022,000            5,904,355
                                                                                                           ------------------

   TOTAL -- INDONESIA
     (Cost $47,079,243)                                                                                            76,490,742
                                                                                                           ------------------

   ISRAEL -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Africa-Israel Investments, Ltd.                                                      108,700            2,944,374
            Agis Industries (1983), Ltd.                                                          71,436            2,044,653
            Bank Hapoalim, Ltd.                                                                2,309,640            6,733,271
            Bank Leumi Le-Israel                                                               2,802,069            6,579,850
        *   Bezeq Israeli Telecommunication Corp., Ltd.                                        4,049,014            4,112,694
            Blue Square Israel, Ltd.                                                              16,186              153,468
            CLAL Industries, Ltd.                                                                289,038            1,287,043
            CLAL Insurance, Ltd.                                                                 114,684            2,147,572
            Delek Group, Ltd.                                                                      4,584              387,132
            Discount Investment Corp                                                              66,100            1,562,028
            Elbit Systems, Ltd.                                                                   98,319            2,193,673
        *   Elron Electronic Industries, Ltd.                                                          0                    5
        *   First International Bank of Israel                                                    48,660              284,181
        *   First International Bank of Israel, Ltd.                                             347,200              427,372
            IDB Development Corp., Ltd. Series A                                                 101,015            2,633,179
            IDB Holding Corp., Ltd.                                                               36,578              750,085
            Israel Chemicals, Ltd.                                                             2,410,526            5,223,281
        *   Israel Corp. Series A                                                                  5,500            1,089,892
        *   Koor Industries, Ltd.                                                                 25,971            1,208,254
            M.A.Industries, Ltd.                                                                 843,283            4,145,950
            Migdal Insurance Holdings                                                          2,079,107            2,935,520
            Osem Investment, Ltd.                                                                210,522            2,057,481
        *   Strauss Elite, Ltd.                                                                   33,250              309,166
        *   Super-Sol, Ltd. Series B                                                             372,926              874,083
            Teva Pharmaceutical Industries, Ltd.                                                 418,280           11,471,432
            United Mizrahi Bank, Ltd.                                                            385,384            1,455,289
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $37,006,829)                                                                                            65,010,928
                                                                                                           ------------------

   THAILAND -- (4.7%)
   COMMON STOCKS -- (4.7%)
            Advance Info Service Public Co., Ltd. (Foreign)                                    5,982,000           14,875,311
        *   Aromatics (Thailand) Public Co., Ltd. (Foreign)                                    1,387,500            2,376,459
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,794,100            1,133,547

        *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                         5,174,500            1,654,369
            Banpu Public Co., Ltd. (Foreign)                                                     132,000              519,158
            BEC World Public Co., Ltd. (Foreign)                                               3,915,000            1,519,906
            Central Pattana Public Co., Ltd. (Foreign)                                         4,177,500              869,208
            Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                 14,442,000            1,297,251
            Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                            4,100,710            1,737,677
            Hana Microelectronics Public Co., Ltd.                                             1,191,500              592,576
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          612,000              366,486
            Krung Thai Bank Public Co., Ltd. (Foreign)                                        17,302,970            3,951,452
            Land & Houses Public Co., Ltd. (Foreign)                                           2,130,310              594,606
            National Finance and Securities Public Co., Ltd. (Foreign)                           630,150              201,469
            National Petrochemical Public Co., Ltd. (Foreign)                                    441,500            1,176,288
            Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)               2,200,000            2,177,112
            Shin Corporation Public Co., Ltd. (Foreign)                                        6,122,000            5,902,969
            Siam Cement Public Co., Ltd. (Foreign)                                               270,000            1,726,465
            Siam City Cement Public Co., Ltd. (Foreign)                                          633,413            3,439,492
            Siam Commercial Bank Public Co., Ltd. (Foreign)                                    2,549,166            3,266,503
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       6,977,800            1,292,513
        *   Thai Military Bank Public Co., Ltd. (Foreign)                                     12,415,080            1,228,592
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                              3,178,520            2,056,642
            TISCO Finance Public Co., Ltd. (Foreign)                                           1,231,100              749,718
            Vanachai Group Co-Foreign                                                            950,200              196,502
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08                     1,444,563                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- THAILAND
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   UNITED STATES -- (4.2%)
   COMMON STOCKS -- (4.2%)
            Banco Bilboa Vizcaya Argentaria Chile SA ADR                                          64,200            1,752,660
            Banco de Chile Series F ADR                                                           47,643            1,743,734
            Banco Santander Chile Sponsored ADR                                                  295,998            8,805,940
            Cia Telecom de Chile ADR                                                             421,400            4,466,840
            Compania Cervecerias Uni ADR                                                         115,400            2,930,006
            Cristalerias de Chile SA ADR                                                          35,600            1,103,600
            Distribucion y Servicio D&S SA ADR                                                   208,828            3,466,545
            Embotelladora Andina SA Andina ADR                                                   109,600            1,391,920
            Embotelladora Andina SA Andina Series B ADR                                           89,100            1,106,622
            Empresa Nacional de Electricidad SA ADR                                              514,018            8,424,755
            Enersis SA ADR                                                                       285,903            2,135,695
            Grupo Financiero Galicia SA ADR                                                      211,011            1,529,830
            Lan Chile SA ADR                                                                     125,900            3,438,329
        *   Madeco SA                                                                              4,450               46,280
            Masisa SA ADR                                                                         25,100              480,665
            Sociedad Quimica y Minera de Chile SA ADR                                             61,300            3,737,461
            Sociedad Quimica y Minera de Chile SA ADR Class A                                        902               54,797

            Vina Concha y Toro SA Conchatoro ADR                                                  27,100            2,004,858
                                                                                                           ------------------

   TOTAL -- UNITED STATES
     (Cost $40,357,553)                                                                                            48,620,537
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   HUNGARY -- (3.3%)
   COMMON STOCKS -- (3.3%)
            Budapesti Elektromos Muvek RT                                                            185               19,979
            Delmagyarorszagi Aramszolgaltato Demasz RT                                             2,275              172,595
            Egis RT                                                                               37,757            2,191,573
            Gedeon Richter, Ltd.                                                                  46,937            5,787,398
            Magyar Olay-Es Gazipari RT                                                           168,429           11,378,991
            Matav RT                                                                           1,050,555            4,470,569
            Orszagos Takerekpenztar es Keresdelmi Bank RT                                        386,220           11,120,548
        *   Tiszai Vegyi Kombinat RT                                                             117,534            3,337,215
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $15,788,433)                                                                                            38,478,868
                                                                                                           ------------------

   POLAND -- (2.9%)
   COMMON STOCKS -- (2.9%)
        *   Agora SA                                                                              98,779            1,627,704
            Bank Polska Kasa Opieki - Grupa Pekao SA                                             156,792            6,298,522
            Bank Przemyslowo Handlowy Pbk                                                         31,526            4,505,988
            Bank Zackodni Wbk SA                                                                  93,312            2,588,125
        *   Big Bank Gdanski SA                                                                2,029,541            2,017,712
            Browary Zywiec SA                                                                     15,860            2,265,539
        *   Budimex SA                                                                            36,763              498,247
        *   Cersanit-Krasnystaw SA                                                                19,143              669,795
            Debica SA                                                                             19,800              629,652
            Frantschach Swiecie SA                                                               103,599            1,870,135
        *   Kredyt Bank SA                                                                       418,562            1,130,787
        *   Netia Holdings SA                                                                    495,665              693,189
        *   Optimus Technologie                                                                    6,873               19,884
            Orbis SA                                                                              77,409              588,461
            Polski Koncern Naftowy Orlen S.A.                                                    267,237            3,176,793
        *   Prokom Software SA                                                                    21,336              860,594
            Telekomunikacja Polska SA                                                            712,274            3,880,717
            Zaklady Metali Lekkich Kety SA                                                        15,120              634,050
                                                                                                           ------------------

   TOTAL -- POLAND
     (Cost $20,586,160)                                                                                            33,955,894
                                                                                                           ------------------

   PHILIPPINES -- (2.8%)
   COMMON STOCKS -- (2.8%)
            Aboitiz Equity Ventures, Inc.                                                      7,803,400              450,948
            Ayala Corp.                                                                       42,503,520            4,919,169
            Ayala Land, Inc.                                                                  27,511,576            3,520,442

            Bank of the Philippine Island                                                      4,641,373            4,205,045
        *   Equitable PCI Bank, Inc.                                                           2,217,300            2,033,902
        *   Filipina Water Bottling Corp.                                                      2,006,957                    0
            Metro Bank and Trust Co.                                                           4,584,435            2,367,654
            Petron Corp.                                                                      28,593,000            1,678,003
        *   Philippine Long Distance Telephone Co.                                               347,030            8,433,097
            SM Prime Holdings, Inc.                                                           29,223,000            3,897,503
            Union Bank of the Philippines                                                      1,572,300              643,209
                                                                                                           ------------------

   TOTAL -- PHILIPPINES
     (Cost $42,708,447)                                                                                            32,148,972
                                                                                                           ------------------

   ARGENTINA -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    899,000            1,281,979
        *   Alpargatas SA Industrial y Comercial                                                   1,078                  510
            Alto Palermo SA Series A                                                               5,000                8,852
            Banco del Sud Sociedad Anonima Series B                                               29,000               31,366
        *   Banco Frances del Rio de la Plata SA                                                 489,961              927,377
        *   Capex SA Series A                                                                     52,893               80,023
        *   Celulosa Argentina SA Series B                                                        18,750               15,632
        *   Central Costanera SA Series B                                                        114,100              143,976
        *   Central Puerto SA Series B                                                            16,000                8,240
        *   Garovaglio y Zorraquin SA                                                             28,000                3,831
        *   Gas Natural SA, Buenos Aires                                                         345,000              182,685
        *   Grupo Financiero Galicia SA Series B                                                 150,000              103,812
        *   IRSA Inversiones y Representaciones SA                                               657,649              635,086
        *   Juan Minetti SA                                                                      353,151              384,233
            Ledesma S.A.A.I.                                                                     242,632              149,957
        *   Metrogas SA Series B                                                                 543,115              197,555
        *   Molinos Rio de la Plata SA Series B                                                  694,833              950,576
        *   Perez Companc SA                                                                   2,329,901            2,377,465
        *   Renault Argentina SA                                                                 399,465               78,438
            Siderar SAIC Series A                                                                721,484            4,354,572
            Solvay Indupa S.A.I.C.                                                               555,366              572,067
        *   Telecom Argentina Stet-France SA Series B                                            977,000            1,993,890
            Tenaris SA                                                                           653,898            3,125,748
        *   Transportadora de Gas del Sur SA Series B                                          1,028,946            1,002,963
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,666,819)                                                                                            18,610,833
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BBVA Banco Frances Rights 11/17/04                                                   461,871              102,586
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ARGENTINA
     (Cost $24,666,819)                                                                                            18,713,419
                                                                                                           ------------------

   CZECH REPUBLIC -- (0.6%)
   COMMON STOCKS -- (0.6%)

            Ceske Telecom A.S.                                                                   146,147            2,187,806
            CEZ A.S.                                                                             192,592            2,777,894
            Komercni Banka A.S.                                                                   14,029            2,021,298
        *   Phillip Morris CR A.S.                                                                   478              318,931
                                                                                                           ------------------
   TOTAL -- CZECH REPUBLIC
     (Cost $5,099,679)                                                                                              7,305,929
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $5,216,000 FNMA Notes 2.95%, 11/14/07, valued at
              $5,223,318) to be repurchased at $5,151,269                                         5,151            5,151,000
                                                                                                           ------------------
      (Cost $5,151,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $817,432,373)                                                                                      $    1,161,660,237
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (12.0%)

   PREFERRED STOCKS -- (10.9%)
        *   Acesita SA                                                                            97,876   $        1,282,823
            Alpargatas-Santista Textil SA                                                        500,000               69,118
            Banco Mercantil do Brasil SA                                                         130,000               29,298
        *   Braskem SA                                                                        53,000,001            2,307,059
            Centrais Electricas de Santa Catarin Celesc Series B                                 840,000              327,353
            Companhia Brasileira de Petroleo Ipiranga SA                                          60,800              440,353
            Compania Paranaense de Energia Series B                                          232,500,000            1,070,184
            Confab Industrial SA                                                                 357,000              357,000
            Coteminas Cia Tecidos Norte de Minas                                               6,977,102              671,803
            Distribuidora de Produtos de Petroleo Ipiranga SA                                      3,900               48,750
            Duratex SA                                                                        13,400,000              591,176
        *   Electropaulo Electrecidade Metropolitana                                          29,980,000              791,384
            Embraco SA                                                                           262,000              126,184
            Embratel Participacoes SA                                                        273,800,000              640,209
        *   Empressa Metropolitanade Aguas e Energia SA                                       24,000,000               63,529
            Energetica do Ceara Coelce                                                        72,000,000              100,588

        *   ENERSUL Empresa Energetjica de Mato Grosso do Sul SA Series B                     13,156,000               41,137
            Fertibras SA                                                                           3,400               34,000
            Forca Luz Cataguazes Leopoldina Series A                                          23,400,000               10,754
            Forjas Taurus SA                                                                      88,000               42,706
            Fras-Le Preferred                                                                     20,200               59,337
            Globex Utilidades SA                                                                  25,268              105,485
        *   Gradiente Eletronica SA                                                                2,600                8,221
        *   Industria de Bebidas Antarctica Polar SA                                              23,000               22,197
        *   Inepar SA Industria e Construcoes                                                  9,900,001                3,276
            Klabin SA                                                                            687,000            1,212,353
            Lojas Americanas SA                                                               68,290,369              913,886
            Magnesita SA Series A                                                             20,500,000              109,660
            Magnesita SA Series C                                                                202,338                  974
            Marcopolo SA                                                                         124,000              289,029
            Metal Leve SA                                                                      3,400,000              216,250
            Metalurgica Gerdau SA                                                                 59,302            1,395,559
        *   Net Servicos de Communication SA                                                   1,604,500              353,934
        *   Paranapanema SA                                                                  146,200,000              255,312
            Perdigao SA NPV                                                                       47,900              845,822
            Random Implementos e Participacoes SA                                                162,500              370,404
        *   Rasip Agro-Pastoril SA                                                                51,000                4,594
        *   Refinaria de Petroleo Ipiranga SA                                                     12,300              153,705
            Ripasa SA Papel e Celulose                                                           442,000              658,125
            Sadia SA                                                                             585,000            1,182,904
            Saraiva Livreiros Editores                                                             4,000               17,794
        *   Sharp SA Equipamentos Eletronicos                                                 30,200,000                  222

            Suzano Bahia Sul Papel e Celullose SA                                                292,650            1,317,968
            Suzano Petroquimica SA                                                                30,000               77,647
            Tele Celular Sul Participacoes SA                                                783,795,284            1,207,391
            Tele Centro Oeste Celular Participacoes SA                                       279,011,618              936,535
        *   Tele Leste Celular Participacoes SA                                              559,666,572              131,686
            Tele Norte Celular Participacoes SA                                              549,505,027              103,032
            Telemig Celular Participacoes SA                                                 398,290,371              575,471
            Telesudeste Celular Participacoes SA                                             355,800,000              797,934
            Tim Sul SA Preferred Series B                                                     13,950,000              417,987
            Ultrapar Participants                                                             69,939,437            1,289,508
            Uniao des Industrias Petroquimicas SA Series B                                       563,520              743,764
        *   Varig Participacoes Em Transportes                                                   122,026                  538
        *   Varig Particpacoes Em Servicos                                                       116,823                  108
        *   Varig SA Viacao Aerea Riograndense                                                    16,000                8,412
            Weg SA                                                                               280,100              725,994
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $14,932,357)                                                                                            25,558,426
                                                                                                           ------------------

   COMMON STOCKS -- (1.1%)
        *   Acesita SA                                                                             4,290               54,414
            Acos Villares SA Avil                                                                120,000               16,324
            Avipal SA Avicultura e Agropecua                                                  50,900,000              149,332
            Eternit SA                                                                             1,200               15,794
            Metalurgica Gerdau SA                                                                  1,292               29,450
            Petroquimica do Sul Copesul                                                       18,200,000            2,141,176
        *   Rhodia Ster SA                                                                       640,780               49,472
            Sao Paulo Alpargatas SA                                                              510,000               54,373
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $1,145,539)                                                                                              2,510,335
                                                                                                           ------------------

   TOTAL -- BRAZIL
     (Cost $16,077,896)                                                                                            28,068,761
                                                                                                           ------------------

   SOUTH KOREA -- (11.7%)
   COMMON STOCKS -- (11.7%)
        *   Anam Semiconductor, Inc.                                                             112,513              301,360
            Asia Cement Manufacturing Co., Ltd.                                                    1,243               39,282
            Bing Grae Co., Ltd.                                                                    3,480              103,814
            Bu Kwang Pharmaceutical Co., Ltd.                                                     10,550              122,568
            Byuck San Engineering and Construction Co., Ltd.                                       8,750               32,858
        *   Capro Corp.                                                                           11,440               39,995
            Cheil Communications, Inc.                                                             2,497              359,580
            Cheil Industrial, Inc.                                                                25,600              381,009
            Choong Wae Pharmaceutical                                                              1,877               37,456
            Chungho Comnet Co., Ltd.                                                                 720                3,003
        *   Comtec Systems Co., Ltd.                                                               2,000                1,284
        *   Dae Ho Corp.                                                                             543                   67
            Dae Sang Corp.                                                                         8,020               36,626
            Dae Won Kang Up Co., Ltd.                                                              1,740               24,989
            Daeduck Electronics Co., Ltd.                                                         22,437              180,225
            Daeduck Industries Co., Ltd.                                                           7,526               70,505
            Daegu Bank Co., Ltd.                                                                  63,640              441,869

            Daehan City Gas Co., Ltd.                                                              2,621               42,498
            Daehan Flour Mills Co., Ltd.                                                             470               27,971
            Daesung Industrial Co., Ltd.                                                           1,690               36,555
        *   Daewoo International Corp.                                                            54,700              431,804
            Daewoo Motor Sales Corp.                                                              10,240               74,799
        *   Daewoo Precision Industries Co., Ltd.                                                  2,800               42,522
        *   Daewoo Securities Co., Ltd.                                                          137,720              451,043
            Daewoong Co., Ltd.                                                                     4,686               32,900
        *   Daewoong Pharmaceutical Co., Ltd.                                                      3,630               80,820
            Daishin Securities Co., Ltd.                                                          24,720              303,088
        *   Daou Technology, Inc.                                                                  7,000                8,815
            DC Chemical Co., Ltd.                                                                  7,316              123,089
            Dong Ah Tire Industrial Co., Ltd.                                                      7,300               32,265
            Dong Bu Insurance Co., Ltd.                                                           36,790              246,815
        *   Dong Yang Mec                                                                          7,020               28,869
            Dong-A Pharmaceutical Co., Ltd.                                                        3,229               80,572
            Dongbu Corp.                                                                           6,310               52,716
            Dongbu Steel Co., Ltd.                                                                 7,290               98,574
            Dongkuk Steel Mill Co., Ltd.                                                          43,637              800,699
            Dongwon F&B Co., Ltd.                                                                    900               36,813
            Dongwon Financial Holding Co., Ltd.                                                   19,848              167,948
        *   Doosan Corp.                                                                           7,390               91,277
            Doosan Heavy Industries & Construction Co., Ltd.                                      54,500              701,791
        *   Doosan Industrial Development Co., Ltd.                                               44,730              161,174
        *   Eastel Systems Corp.                                                                   4,307                3,640
        *   Fursys, Inc.                                                                           2,880               34,783
            Global Enterprise Co., Ltd.                                                            5,900               30,923
        *   Good Morning Securities Co., Ltd.                                                     94,500              315,679
            Green Cross Corp.                                                                      1,825               43,734
            Hae In Co., Ltd.                                                                       5,964                8,691
            Halla Climate Control Corp.                                                           53,740              504,116
            Han Kuk Carbon Co., Ltd.                                                               7,903               13,689
            Han Wha Corp.                                                                         43,150              520,976
            Hana Securities Co., Ltd.                                                              5,930               38,016
            Handok Pharmaceuticals Co., Ltd.                                                       3,860               46,622
            Handsome Corp.                                                                        13,420              111,474
            Hanil Cement Manufacturing Co., Ltd.                                                   3,308              167,814
            Hanjin Heavy Industry Co., Ltd.                                                       32,990              240,199
            Hanjin Transportation Co., Ltd.                                                        3,471               50,196
        *   Hankook Synthetics, Inc.                                                               1,000                2,721
            Hankuk Electric Glass Co., Ltd.                                                        4,480              217,435
            Hankuk Glass Industries, Inc.                                                          6,360              553,282
            Hankuk Paper Manufacturing Co., Ltd.                                                   1,450               34,248
            Hanmi Pharmaceutical Industrial Co, Ltd.                                               3,530              186,696
        *   Hansol Electronics Inc.                                                                  797                4,961
            Hansol Paper Co., Ltd.                                                                21,460              216,358
        *   Hanssem Co., Ltd.                                                                      6,820               40,083
        *   Hansung Enterprise Co., Ltd.                                                             620                3,108
            Hanwha Chemical Corp.                                                                 74,040              720,734
            Hanwha Securities Co., Ltd.                                                           13,070               30,064
            Hotel Shilla, Ltd.                                                                    15,138               96,784
            Huchems Fine Chemical Corp.                                                            5,616               21,257
        *   Hung Chang Co., Ltd.                                                                       6                   23
            Hyosung T & C Co., Ltd.                                                               16,258              174,838

        *   Hyundai Auton Co., Ltd.                                                              106,390              254,545
            Hyundai Cement Co., Ltd.                                                               2,570               68,958
        *   Hyundai Corp.                                                                          1,505                5,293
            Hyundai Department Store Co., Ltd.                                                    13,140              418,220
            Hyundai Development Co.                                                               39,110              638,848
        *   Hyundai Elevator Co., Ltd.                                                             3,394              158,220
            Hyundai Hysco                                                                         42,530              348,741
            Hyundai Marine & Fire Insurance Co., Ltd.                                             40,200              154,770
        *   Hyundai Merchant Marine Co., Ltd.                                                     65,410            1,000,126
        *   Hyundai Mipo Dockyard Co., Ltd.                                                       10,308              301,662
        *   Hyundai Securities Co., Ltd.                                                          71,159              285,068
        *   Il Jin Diamond Co., Ltd.                                                               2,000               28,538
        *   IlJin Electric, Ltd.                                                                   9,150               19,246
            IlShin Spinning Co., Ltd.                                                                380               13,460
        *   Inchon Oil Refinery Co., Ltd.                                                            373                   20
            ISU Chemical Co., Ltd.                                                                 1,530               11,647
        *   Isupetasys Co., Ltd.                                                                   7,160               11,652
            Jahwa Electronics Co., Ltd.                                                            6,230               64,018
            Jeonbuk Bank, Ltd.                                                                     8,590               36,121
        *   Jindo Corp.                                                                              500                3,984
            K.C. Tech Co., Ltd.                                                                    6,000               16,089
        *   KDB Capital Corp.                                                                     21,440               55,286
            KEC Corp.                                                                              3,035               57,386
            Kolon Industries, Inc.                                                                 5,090               28,125
        *   Kolon International                                                                      321                1,236
            Kolon International Corp.                                                              2,264               10,282
            Korea Circuit Co.                                                                      7,800               26,630
        *   Korea Data Systems Co., Ltd.                                                          35,000                6,315
        *   Korea Development Co., Ltd.                                                            3,480               59,280
            Korea Electric Terminal Co., Ltd.                                                      3,530               57,882
        *   Korea Express Co., Ltd.                                                                3,200               76,195
            Korea Fine Chemical Co., Ltd.                                                          1,388               13,417
            Korea Iron & Steel Co., Ltd.                                                           5,230              112,435
            Korea Iron & Steel Works Co., Ltd.                                                     3,328               48,136
            Korea Komho Petrochemical                                                             12,080              165,456
            Korea Line Corp.                                                                       5,130              181,738
            Korea Polyol Co., Ltd.                                                                 1,570               48,339
            Korea Reinsurance Co., Ltd.                                                           57,700              230,524
            Korea Zinc Co., Ltd.                                                                  10,530              301,311
        *   KP Chemical Corp.                                                                     45,391              209,505
        *   KTB Network, Ltd.                                                                     17,000               31,935
            Kukdong City Gas Co., Ltd.                                                             1,740               25,737
            Kumho Electronics Co., Ltd.                                                            1,987               53,125
            Kumho Industrial Co., Ltd.                                                            20,310              229,779
            Kyeryong Construction Industrial Co., Ltd.                                             2,060               28,540
            Kyobo Securities Co., Ltd.                                                            10,440               20,616
            LG Ad Inc., Ltd.                                                                       4,120               70,659
            LG Cable, Ltd.                                                                        19,390              379,458
            LG Caltex Gas Co., Ltd.                                                                1,980               45,287
            LG Engineering & Construction Corp.                                                   28,150              729,652
            LG Household & Healthcare Co., Ltd.                                                    8,720              225,016
        *   LG Industrial Systems, Ltd.                                                           16,950              290,119
            LG Insurance Co., Ltd.                                                                27,140              161,743
            LG International Corp.                                                                33,488              297,583

        *   LG Investment & Securities Co., Ltd.                                                  61,810              447,023
        *   LG Life Sciences, Ltd.                                                                 9,215              318,888
            LG Petrochemical Co., Ltd.                                                            13,800              344,205
            Lotte Chilsung Beverage Co., Ltd.                                                        880              682,201
            Lotte Confectionary Co., Ltd.                                                          1,030              628,055
            Lotte Sam Kang Co., Ltd.                                                                 230               20,374
            Meritz Securities Co., Ltd.                                                            2,940                7,110
        *   Midopa Co., Ltd.                                                                      27,910              122,648
            Namhae Chemical Corp.                                                                 13,104               23,262
            Namyang Dairy Products Co., Ltd.                                                         340              107,986
            Nong Shim Holdings Co., Ltd.                                                             780               43,918
            Oriental Fire & Marine Insurance Co., Ltd.                                             2,750               43,750
            ORION Corp.                                                                            3,490              338,972
            Ottogi Corporation                                                                       990               38,201
        *   Pacific Industries, Inc.                                                               2,100               23,189
        *   Pantech Co., Ltd.                                                                      8,690               31,984
            Poong San Corp.                                                                       12,640              169,570
            Pulmuone Co., Ltd.                                                                     2,030              101,185
            Pusan Bank                                                                            72,900              563,234
            Pusan City Gas Co., Ltd.                                                               3,000               42,904
            Pyung Hwa Industrial Co., Ltd.                                                         6,170               23,465
            S1 Corp.                                                                              15,730              509,024
        *   Saehan Industries, Inc.                                                                7,440               12,560
            Samchully Co., Ltd.                                                                    1,370               81,006
        *   Samlip Industrial Co., Ltd.                                                            4,560               27,768
        *   Samsung Engineering Co., Ltd.                                                         15,780              109,501
            Samsung Fine Chemicals                                                                14,950              263,174
        *   Samsung Techwin Co., Ltd.                                                             51,810              376,421
            Samyang Corp.                                                                          4,730              162,288
            Samyang Genex Co., Ltd.                                                                  220                8,323
        *   Samyoung Corp.                                                                         2,170               20,003
            Samyoung Electronics Co., Ltd.                                                         5,800               39,473
            Sejong Securities Co., Ltd.                                                            3,659                5,883
            Seondo Electric Co., Ltd.                                                              4,400                5,949
            Seoul City Gas Co., Ltd.                                                               2,750               64,156
        *   Seoul Securities Co., Ltd.                                                            19,500               58,806
            Shin Young Securities Co., Ltd.                                                        2,620               34,960
        *   Shindongbang Corp.                                                                       710               10,364
        *   Shindongbang Corp.                                                                     1,696               11,598
            Shinmoorim Paper Manufacturing Co., Ltd.                                               2,858               19,881
        *   Shinsung Engineering Co., Ltd.                                                        11,880               32,875
            Sindo Ricoh                                                                            5,860              347,528
        *   SK Chemicals Co., Ltd.                                                                 5,140               56,689
            SK Gas Co., Ltd.                                                                       2,500               57,153
        *   SKC Co., Ltd.                                                                         14,290              116,133
        *   Ssang Bang Wool Co., Ltd.                                                              6,950               16,042
        *   Ssangyong Cement Industry Co., Ltd.                                                  148,450              173,162
        *   Ssangyong Motor Co.                                                                   53,830              329,892
            STX Corp.                                                                              5,508               37,008
        *   STX Engine                                                                             4,692               21,614
            Suheung Capsule Co., Ltd.                                                              1,900               10,868
            Sung Shin Cement Co., Ltd.                                                            10,040              191,033
        *   Sunkyong Securities Co., Ltd.                                                        120,920               54,530
            Tae Kwang Industrial Co., Ltd.                                                           200               68,802

            Tae Young Corp.                                                                        3,274              112,360
            Taegu Department Store Co., Ltd.                                                       3,130               22,070
            Tai Han Electric Wire Co., Ltd.                                                       19,511              157,406
        *   Tong Yang Investment Bank                                                             28,710               54,681
        *   Tongil Heavy Industries Co., Ltd.                                                     46,780               32,028
        *   Trigem Computer, Inc.                                                                 21,159               56,596
            Union Steel Manufacturing Co., Ltd.                                                    3,862              137,206
            Woongjin Coway Co., Ltd.                                                               6,930               63,947
            Woongjin.Com Co., Ltd.                                                                 6,810               23,820
            Youlchon Chemical Co., Ltd.                                                            8,890               69,309
        *   Young Poong Mining & Construction Corp.                                                1,580                   83
            Youngone Corp.                                                                        18,210               62,336
            Yuhan Corp.                                                                            3,702              337,059
                                                                                                           ------------------
   TOTAL -- SOUTH KOREA
     (Cost $20,410,180)                                                                                            27,468,496
                                                                                                           ------------------

   SOUTH AFRICA -- (11.6%)
   COMMON STOCKS -- (11.6%)
            ADCorp Holdings, Ltd.                                                                 43,285              124,482
            Advtech, Ltd.                                                                        120,000               26,495
            Aeci, Ltd.                                                                            79,460              506,641
            Afgri, Ltd.                                                                          280,296              348,084
            African Life Assurance Co., Ltd.                                                     102,921              293,098
            African Oxygen, Ltd.                                                                  94,934              376,356
        *   Afrikander Lease, Ltd.                                                               116,023               36,028
            Afrox Healthcare                                                                      45,403              111,955
            AG Industries, Ltd.                                                                  107,512               50,838
            Alexander Forbes, Ltd.                                                               259,170              478,307
            Allied Electronics Corp., Ltd.                                                        84,012              240,755
            Allied Technologies, Ltd.                                                             82,724              663,604
            Amalgamated Appliance Holdings, Ltd.                                                 142,094              132,766
        *   Anglovaal Mining, Ltd.                                                                93,461              474,496
            Aspen Pharmacare Holdings PLC                                                        297,721              847,245
            Astral Foods, Ltd.                                                                    33,426              298,802
            Aveng, Ltd.                                                                          241,648              484,439
            Bearing Man, Ltd.                                                                     69,024               89,269
        *   Bell Equipment, Ltd.                                                                  57,476               61,452
            Brandcorp Holdings, Ltd.                                                              43,383               60,581
        *   Business Connexion Group, Ltd.                                                       229,687              196,515
            Bytes Technology Group, Ltd.                                                         113,445              148,575
            Capital Alliance Holdings, Ltd.                                                      148,529              415,186
            Capitec Bank Holdings, Ltd.                                                           37,860               76,243
            Cashbuild, Ltd.                                                                       13,473               82,424
            Caxton & CTP Publishers & Printers, Ltd.                                             356,504              602,347
            Ceramic Industries, Ltd.                                                              13,297              217,654
            City Lodge Hotels, Ltd.                                                               28,074              164,766
        *   Connection Group Holdings, Ltd.                                                       26,487               45,136
        *   Corpcapital, Ltd.                                                                    241,136               29,188
            Cullinan Holdings, Ltd.                                                               10,000                  984
        *   Datacentrix Holdings, Ltd.                                                           162,198               70,351
        *   Datatec, Ltd.                                                                         92,603              157,817

            Delta Electrical Industries, Ltd.                                                     38,338              215,025
        *   Dimension Data Holdings PLC                                                          527,088              343,980
            Distell Group, Ltd.                                                                  160,135              704,309
        *   Distribution & Warehousing Network, Ltd.                                              98,577               81,951
            Dorbyl, Ltd.                                                                          18,237               80,526
        *   Durban Roodeport Deep, Ltd.                                                          196,023              334,038
        *   Ellerine Holdings, Ltd.                                                               62,039              555,892
            Enviroserv Holdings, Ltd.                                                             64,500               40,120
            Famous Brands, Ltd.                                                                    9,678               11,622
            Foschini, Ltd.                                                                       168,564            1,028,317
        *   Frontrange, Ltd.                                                                      62,223               51,508
            Gold Reef Casino Resorts, Ltd.                                                       169,887              333,109
            Grindrod, Ltd.                                                                        36,506              248,733
            Group Five, Ltd.                                                                      40,465               99,507
            Highveld Steel & Vanadilum Corp., Ltd.                                                85,563              710,439
            Hudaco Industries, Ltd.                                                               23,083              125,222
            Iliad Africa, Ltd.                                                                   112,877              187,711
            Illovo Sugar, Ltd.                                                                   203,494              285,266
            Investec, Ltd.                                                                        17,097              486,910
        *   JCI, Ltd.                                                                          1,622,051               92,297
            Johnic Communications, Ltd.                                                           86,930              434,028
            Kersaf Investments, Ltd.                                                              58,532              529,881
            M Cubed Holdings, Ltd.                                                               385,000               27,147
        *   Medi-Clinic Corp., Ltd.                                                              277,002              681,819
            Metair Investment, Ltd.                                                                4,447              136,394
        *   Metorex, Ltd.                                                                        101,510               47,219
        *   Metoz Holdings, Ltd.                                                               1,278,869              452,228
            Metropolitan Holdings, Ltd.                                                          451,465              744,437
            Murray & Roberts Holdings, Ltd.                                                      215,729              543,023
            Mustek, Ltd.                                                                          20,612               30,206
            New Clicks Holdings, Ltd.                                                            290,335              485,819
            Northam Platinum, Ltd.                                                               183,217              282,407
        *   Nu-World Holdings                                                                     11,932               66,262
            Oceana Group                                                                          86,619              228,048
            Omnia Holdings, Ltd.                                                                  37,562              282,095
        *   Palabora Mining Co., Ltd.                                                             20,554              132,879
            Peregrine Holdings, Ltd.                                                             134,813               62,416
        *   Primedia Limited 'n'                                                                 161,922              320,154
            PSG Group, Ltd.                                                                       63,250               59,229
            Rainbow Chicken, Ltd.                                                                209,727              253,031
        *   Randgold and Expl CO                                                                  42,939               88,658
            Rebserve Holdings, Ltd.                                                              151,070              229,939
            Redefine Income Fund, Ltd.                                                            34,692               18,721
        *   Relyant Retail, Ltd.                                                                 724,775              275,746
            Reunert                                                                              113,771              684,839
        *   SA Chrome and Alloys                                                                 798,852              117,692
        *   Sage Group, Ltd.                                                                     201,897               51,397
            Santam, Ltd.                                                                          54,533              630,359
            Shoprite Holdings Ltd                                                                378,315              836,707
            Specialty Stores Ltd.                                                                173,245              337,992
            Spur Corp., Ltd.                                                                      53,697               55,555
            Super Group, Ltd.                                                                    280,556              604,103
            Tiger Wheels, Ltd.                                                                    47,140              215,410
            Tongaat-Hulett Group, Ltd.                                                            93,729              808,683

            Tourism Investment                                                                   647,510              156,466
            Trans Hex Group, Ltd.                                                                 69,964              218,163
        *   Trencor, Ltd.                                                                        142,114              318,490
            Truworths International, Ltd.                                                        312,815              903,870
            UCS Group, Ltd.                                                                      144,872               35,717
            Unitrans Ltd                                                                          65,023              350,435
            Value Group, Ltd.                                                                     49,189               14,569
        *   Western Areas Ltd                                                                     90,489              423,564
            Wilson Bayly Holme                                                                    40,403              178,341
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $19,461,411)                                                                                            27,283,499
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   South African Rand                                                                                          3,331
                                                                                                           ------------------
   (Cost $3,130)
   TOTAL -- SOUTH AFRICA
     (Cost $19,464,541)                                                                                            27,286,830
                                                                                                           ------------------

   MALAYSIA -- (10.9%)
   COMMON STOCKS -- (10.9%)
        *   A&M Realty Berhad                                                                     65,000               23,608
            ACP Industries Berhad                                                                 34,000               10,913
            Affin Holdings Berhad                                                              1,335,800              628,525
            Amalgamated Industrial Steel Berhad                                                   11,250                2,559
        *   AMBD Berhad                                                                           58,000                2,821
            Amway (Malaysia) Holdings Berhad                                                     190,700              338,284
            Ann Joo Resources Berhad                                                              83,000               41,485
        *   Anson Perdana Berhad                                                                  10,000                  118
        *   Antah Holding Berhad                                                                  23,000                1,539
        *   Aokam Perdana Berhad                                                                      36                   11
            APM Automotive Holdings Berhad                                                        74,500               47,822
        *   Arab Malaysia Corp. Berhad                                                           558,000              198,061
            Asas Dunia Berhad                                                                     16,000                3,990
        *   Asia Pacific Land Berhad                                                              70,000                5,147
            Asiatic Development Berhad                                                           926,300              428,729
        *   Avenue Assets Berhad                                                                 254,000               36,722
            Ayer Hitam Planting Syndicate Berhad                                                   6,000                3,766
            Bandar Raya Developments Berhad                                                      466,600              243,009
            Batu Kawan Berhad                                                                    302,400              477,646
        *   Berjaya Capital Berhad                                                               391,000               92,536
            Berjaya Land Berhad                                                                  465,000              100,233
            Bernas Padiberas Nasional Berhad                                                     242,500              108,941
            Bimb Holdings Berhad                                                                 208,200               99,693
            Bintai Kinden Corp. Berhad                                                            16,000                5,215
            Bolton Properties Berhad                                                              96,000               23,061
            Boustead Holdings Berhad                                                             530,800              244,331
            Cahya Mata Sarawak Berhad                                                            153,000               66,458
        *   Camerlin Group Berhad                                                                 58,000               15,255
            Carlsberg Brewery Malaysia Berhad                                                    179,800              520,603
            Cement Industries of Malaysia Berhad                                                  48,800               23,108
            Chemical Co. of Malaysia Berhad                                                      102,000               60,387

            Chin Teck Plantations Berhad                                                          33,000               43,452
        *   Cosway Corp. Berhad                                                                  113,000               23,502
            Courts Mammoth Berhad                                                                149,000               64,607
            Cycle & Carriage Bintang Berhad                                                       15,000               12,384
        *   Damansara Realty Berhad                                                               65,000                2,384
            Datuk Keramik Holdings Berhad                                                         24,000                  634
            Dijaya Corp. Berhad                                                                   96,000               24,585
            Diperdana Corp. Berhad                                                                 3,000                1,339
            Diversified Resources Berhad                                                         704,300              418,716
            DNP Holdings Berhad                                                                   34,000                6,000
        *   E&O Property Development Berhad                                                      723,200              132,030
            Eastern & Oriental Berhad                                                             72,000               13,814
        *   Econstates Berhad                                                                     55,500               15,609
            Edaran Otomobil Nasional Berhad                                                      173,600              151,915
            Esso Malaysia Berhad                                                                 183,500              120,682
            Europlus Berhad                                                                       25,700                4,221
        *   Faber Group Berhad                                                                    16,000                2,526
            Far East Holdings Berhad                                                              23,700               23,452
        *   FCW Holdings Berhad                                                                   24,000                2,240
        *   Fountain View Development Berhad                                                     447,600              588,800
            Fraser & Neave Holdings Berhad                                                       430,600              554,704
            Globetronics Technology Berhad                                                       796,400              112,162
            Glomac Berhad                                                                         70,200               40,216
            Gold IS Berhad                                                                        77,000               29,771
        *   Golden Plus Holdings Berhad                                                           16,000               11,515
        *   Gopeng Berhad                                                                         17,000                2,753
            Guiness Anchor Berhad                                                                375,400              508,605
        *   Gula Perak Berhad                                                                     97,700               42,396
            Guthrie Ropel Berhad                                                                  35,900               35,512
            Hap Seng Consolidated Berhad                                                         491,400              321,518
            Heitech Padu Berhad                                                                   26,000               17,752
            Highlands and Lowlands Berhad                                                        411,700              387,628
        *   HLG Capital Berhad                                                                    12,000                3,124
            Hock Seng Lee Berhad                                                                  44,160               38,109
            Hong Leong Industries Berhad                                                         224,200              282,972
            Hong Leong Properties Berhad                                                         259,100               41,530
            Hume Industries (Malaysia) Berhad                                                    163,967              215,494
            Hwang-DBS (Malaysia) Berhad                                                           97,500               42,524
            IGB Corp. Berhad                                                                   1,480,450              505,736
            IJM Corp. Berhad                                                                     255,500              314,590
            IJM Plantations Berhad                                                                37,600               11,968
        *   Insas Berhad                                                                         226,000               23,461
            Island & Peninsular Berhad                                                           439,700              548,045
        *   Jaks Resources Berhad                                                                  1,000                  447
            Jaya Jusco Stores Berhad                                                             133,100              171,569
            Jaya Tiasa Holdings Berhad                                                           202,100              212,634
        *   Johan Holdings Berhad                                                                 30,000                2,132
            John Hancock Life Insurance (M) Berhad                                                46,000               27,795
            Johor Port Berhad                                                                    296,600              166,715
            Johore Tenggara Oil Palm Berhad                                                       59,200               16,807
            JT International Berhad                                                              315,100              374,568
            K & N Kenanga Holdings Berhad                                                        287,300               61,955
            Keck Seng (Malaysia) Berhad                                                           23,000               11,253
            KFC Holdings (Malaysia) Berhad                                                       163,200              148,500

            Kian Joo Can Factory Berhad                                                           72,900               54,622
            Kim Hin Industry Berhad                                                               52,000               30,061
            KPJ Healthcare Berhad                                                                 62,000               24,461
        *   Kretam Holdings Berhad                                                                15,000                3,350
            KSL Holdings Berhad                                                                   64,500               39,117
        *   Kub Malaysia Berhad                                                                  181,000               28,560
            Kulim Malaysia Berhad                                                                127,850               95,867
        *   Kumpulan Hartanah Selangor Berhad                                                    166,500               17,200
            Kwantas Corp. Berhad                                                                  68,600               92,943
            Ladang Perbadanan-Fima Berhad                                                         11,000                9,389
        *   Land & General Berhad                                                                180,000               14,198
            Landmarks Berhad                                                                     182,600               42,643
        *   Leader Universal Holdings Berhad                                                      69,000                7,898
        *   Leong Hup Holdings Berhad                                                             46,000               11,007
            Lingkaran Trans Kota Holdings Berhad                                                 555,600              390,317
            Lingui Development Berhad                                                            219,000               77,572
            Lion Diversified Holdings Berhad                                                     321,000              180,661
            Lion Industries Corp. Berhad                                                         481,100              241,508
            Liqua Health Corp. Berhad                                                                173                   44
            MAA Holdings Berhad                                                                  137,533              195,198
            Magnum 4D Berhad                                                                      80,000               77,820
            Malayan Cement Berhad                                                              1,453,050              295,984
            Malayawata Steel Berhad                                                               72,000               41,287
        *   Malaysia Aica Berhad                                                                  48,200               29,661
        *   Malaysia Building Society Berhad                                                      35,000                7,486
            Malaysia Industrial Development Finance Berhad                                     1,094,100              373,979
            Malaysia Mining Corp. Berhad                                                         732,900              412,671
            Malaysia Smelting Corp. Berhad                                                        23,000               37,513
            Malaysian Mosaics Berhad                                                             229,300               94,701
            Malaysian National Reinsurance Berhad                                                 80,500               72,841
            Malaysian Oxygen Berhad                                                              163,400              528,719
            Malaysian Plantations Berhad                                                         622,500              386,219
        *   Malaysian Resources Corp. Berhad                                                      94,666               20,146
        *   Mancon Berhad                                                                         12,000                2,747
            Maruichi Malaysia Steel Tube Berhad                                                   58,600               33,755
            Matsushita Electric Co. (Malaysia) Berhad                                             39,984              108,317
            MBM Resources Berhad                                                                 102,966               65,044
        *   Media Prima Berhad                                                                    61,533               28,141
        *   Merces Holdings Berhad                                                                 1,250                  177
            Metro Kajang Holdings Berhad                                                          58,800               22,258
            Mieco Chipboard Berhad                                                                69,000               48,932
        *   MTD Infraperdana Berhad                                                              878,500              164,868
            MUI Properties Berhad                                                                 75,200                7,026
        *   Mulpha International Berhad                                                        1,287,350              231,855
        *   Multi-Purpose Holdings Berhad                                                        457,000              135,535
        *   Mycron Steel Berhad                                                                   14,650                5,513
            Naim Cendera Berhad                                                                  162,900              140,572
        *   Naluri Berhad                                                                        491,000               77,466
        *   Nam Fatt Berhad                                                                        9,000                1,396
            Narra Industries Berhad                                                               16,000                7,130
            NCB Holdings Berhad                                                                  529,800              379,072
            Negara Properties (Malaysia) Berhad                                                    6,000                5,967
        *   New Straits Times Press (Malaysia) Berhad                                            210,800              231,653
            Nikko Electronics Berhad                                                              36,600               13,863

            NV Multi Corp. Berhad                                                                129,500               15,343
        *   NWP Holdings Berhad                                                                  112,000               24,709
            Nylex (Malaysia) Berhad                                                               41,500                7,748
            Oriental Holdings Berhad                                                             362,900              425,725
            OSK Holdings Berhad                                                                  616,333              251,286
            OSK Property Holdings Berhad                                                           3,393                1,115
            Pacific & Orient Berhad                                                               40,400               18,056
            Pacificmas Berhad                                                                      9,500               15,503
            Pan Malaysia Cement Works Berhad                                                     192,000               25,739
        *   Pan Malaysian Industries Berhad                                                      818,000               18,301
        *   Pan Pacific Asia Berhad                                                               12,000                  284
        *   Panglobal Berhad                                                                      14,000                6,963
            PBA Holdings Berhad                                                                   52,400               23,160
            Pelangi Berhad                                                                       268,700               38,863
        *   Pernas International Holdings Berhad                                                 224,000               40,388
            Petaling Garden Berhad                                                                94,000               39,071
            Phileo Allied Berhad                                                                 557,200              367,595
            PK Resources Berhad                                                                   14,000                2,594
        *   Prime Utilities Berhad                                                                 3,000                  825
        *   Promet Berhad                                                                         52,000                3,968
        *   Puncak Niaga Holdings Berhad                                                         491,100              423,292
            QL Resources Berhad                                                                   57,000               35,528
        *   QSR Brand Berhad                                                                      32,000               16,947
            Ramatex Berhad                                                                       292,700              268,227
        *   Ranhill Berhad                                                                       206,460              358,348
        *   Ranhill Utilities Berhad                                                              92,060               61,565
        *   Rashid Hussain Berhad                                                                182,000               33,018
        *   Rekapacific Berhad                                                                    55,000                    0
            Road Builders (Malaysia) Holdings Berhad                                             425,000              290,640
            Sapura Telecommunications Berhad                                                      64,846               27,269
            Sarawak Enterprise Corp. Berhad                                                      421,000              151,697
        *   Saship Holdings Berhad                                                                23,000                5,387
            SCB Developments Berhad                                                               80,800               93,535
            Scomi Group Berhad                                                                 1,072,600              485,296
            Selangor Properties Berhad                                                           316,800              189,993
            Shangri-La Hotels (Malaysia) Berhad                                                  114,000               37,179
            Shell Refining Co. Federation of Malaysia Berhad                                     190,500              446,150
            SHL Consolidated Berhad                                                               75,000               31,789
        *   Sime Engineering Services Berhad                                                     279,100               99,791
            Sime UEP Properties Berhad                                                           133,000              146,947
            Southern Acids (Malaysia) Berhad                                                      41,000               19,307
            Southern Steel Berhad                                                                118,400               69,420
            SP Setia Berhad                                                                      351,400              371,626
        *   SRI Hartemas Berhad                                                                   65,000                7,099
            Star Publications (Malaysia) Berhad                                                  229,300              410,039
            Subur Tiasa Holdings Berhad                                                           65,000               40,708
            Sunrise Berhad                                                                       241,220              105,943
            Sunway City Berhad                                                                   139,000               61,836
        *   Sunway Holdings, Inc. Berhad                                                         442,700              145,546
        *   Suria Capital Holdings Berhad                                                        186,000               26,602
        *   Symphony House Berhad                                                                 20,571                4,485
            Ta Ann Holdings Berhad                                                               159,800              277,335
            Ta Enterprise Berhad                                                               1,428,500              338,060
            Talam Corp. Berhad                                                                    12,850                3,720

        *   Tamco Corp. Holdings Berhad                                                           83,000                7,972
            Tan Chong Motor Holdings Berhad                                                      716,900              313,053
        *   Tanah Emas Corp. Berhad                                                               65,000               22,868
            Tasek Corp. Berhad                                                                    37,000               24,351
        *   Time Dotcom Berhad                                                                 1,001,500              182,746
            Top Glove Corp. Berhad                                                                51,300              108,669
            Tractors Malaysia Holdings Berhad                                                    143,400               87,908
            Tradewinds (Malaysia) Berhad                                                         117,000               84,638
        *   Trengganu Development & Management Berhad                                             79,700               20,591
            Tronoh Mines Malaysia Berhad                                                         205,000              152,685
            UAC Berhad                                                                            25,000               31,846
            Uchi Technologies Berhad                                                             253,500              152,682
            UDA Holdings Berhad                                                                   81,000               32,331
        *   UEM World Berhad                                                                   1,947,500              552,606
            Unico-Desa Plantations Berhad                                                        316,000               38,266
            Union Paper Holdings Berhad                                                           70,000               14,350
            Uniphone Telecommunications Berhad                                                    43,000                9,890
            Unisem (M) Berhad                                                                    152,500              302,244
            United Malacca Rubber Estates Berhad                                                  47,500               44,030
            United Malayan Land Berhad                                                            13,000                3,642
            United Plantations Berhad                                                            233,600              310,163
        *   Utama Banking Group Berhad                                                           122,000               27,602
            Wah Seong Corp                                                                       164,000               87,900
            Worldwide Holdings Berhad                                                             52,000               28,151
            WTK Holdings Berhad                                                                   93,600              147,601
            Yeo Hiap Seng (Malaysia) Berhad                                                       47,300               24,416
            Yu Neh Huat Berhad                                                                       500                  167
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,120,664)                                                                                            25,665,786
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Kulim Malaysia Berhad Warrants 06/30/09                                               13,250                2,894
        *   Liqua Health Marketing Berhad Warrants 09/09/08                                           34                    6
        *   Mieco Chipboard Berhad Warrants 04/21/09                                              23,000                8,413
        *   QSR Brand Berhad Warrants 01/24/07                                                    12,800                2,771
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $605)                                                                                                       14,084
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $26,121,269)                                                                                            25,679,870
                                                                                                           ------------------

   TAIWAN -- (10.8%)
   COMMON STOCKS -- (10.8%)
            Ability Enterprise Co., Ltd.                                                          66,197               32,887
            Abit Computer Co., Ltd.                                                              131,260               39,739
        *   Accton Technology Corp.                                                              178,000               71,762
            Advantech Co., Ltd.                                                                  179,902              411,682
            Altek Corp.                                                                           16,800                9,851
        *   Ambassador Hotel                                                                      60,000               33,461
            Amtran Technology Co., Ltd.                                                          122,216               49,256
        *   Arima Computer Corp.                                                                 386,000              112,652

            Asia Polymer Corp.                                                                    44,280               23,578
        *   Askey Computer Co., Ltd.                                                              84,321               43,464
            Audix Co., Ltd.                                                                       18,942               14,676
        *   Aurora Corp.                                                                          52,250               28,760
            Avermedia Technologies, Inc.                                                          30,844               26,374
            Avision, Inc.                                                                         25,030               14,117
            Bank of Kaohsiung Co., Ltd.                                                          141,966               99,641
            Basso Industry Corp., Ltd.                                                            28,600               59,320
        *   Behavior Tech Computer Corp.                                                         117,000               29,935
        *   Bes Engineering Corp.                                                                455,572               79,544
        *   Carnival Industrial Corp.                                                             95,000               15,704
            Catcher Co., Ltd.                                                                    110,692              327,760
            Cathay Real Estate Development Co., Ltd.                                             439,753              237,694
        *   Central Insurance Co., Ltd.                                                           60,000               21,268
            Central Reinsurance Co., Ltd.                                                         69,133               27,794
            Cheng Loong Corp.                                                                    431,330              157,416
            Cheng Uei Precision Industry Co., Ltd.                                               134,320              256,583
        *   Chia Hsin Cement Corp.                                                               196,000               87,957
        *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                                           153,330               19,575
            Chicony Electronics Co., Ltd.                                                        148,639              135,566
        *   Chien Shing Stainless Steel Co., Ltd.                                                 56,000               25,679
        *   China General Plastics Corp.                                                          76,000               33,351
        *   China Life Insurance Co., Ltd.                                                       296,418              179,818
        *   China Man-Made Fiber Co., Ltd.                                                       390,280              201,313
            China Metal Products Co., Ltd.                                                        23,705               27,056
        *   China Petrochemical Development Corp.                                                726,000              150,291
        *   China Rebar Co., Ltd.                                                                126,800               15,126
            China Steel Chemical Corp.                                                            47,552               71,097
        *   China Synthetic Rubber Corp.                                                          59,987               20,873
        *   China United Trust & Investment Corp.                                                220,000               22,572
            Chin-Poon Industrial Co., Ltd.                                                        36,809               21,381
        *   Chou Chin Industrial Co., Ltd.                                                        42,180                    0
            Chroma Ate, Inc.                                                                      57,954               43,049
        *   Chun Yu Works & Co., Ltd.                                                             69,000               26,304
            Chun Yuan Steel Industrial Co., Ltd.                                                 105,000               68,109
            Chung Hsin Electric & Machinery Co., Ltd.                                            120,000               49,209
            Chung Hwa Pulp Corp.                                                                 142,594               68,235
            Clevo Co.                                                                             84,381               26,579
            Compal Commun                                                                        168,250              277,001
        *   Compeq Manufacturing Co., Ltd.                                                       383,000              135,825
            Continental Engineering Corp.                                                        248,979              109,681
        *   Cosmos Bank Taiwan                                                                   327,000              151,609
            CTCI Corp.                                                                           165,663               93,053
            Der Pao Construction Co., Ltd.                                                        78,000               17,010
            D-Link Corp.                                                                         297,271              319,487
            Edom Technology Co., Ltd.                                                             14,160                9,861
            Elan Microelectronincs Corp.                                                          82,784               44,990
            Elite Semiconductor Memory Technology, Inc.                                           55,600              112,412
            Elitegroup Computer Systems Co., Ltd.                                                275,250              131,642
        *   Enlight Corp.                                                                         53,000               12,746
        *   Entie Commercial Bank                                                                986,246              335,476
            Epistar Corp.                                                                         38,030               44,681
        *   ET Internet Technology Corp.                                                         195,114              103,633
            Eternal Chemical Co., Ltd.                                                           228,700              140,094

        *   Everest Textile Co., Ltd.                                                            115,360               34,574
            Evergreen International Storage & Transport Corp.                                    490,000              225,782
            Everlight Chemical Industrial Corp.                                                   65,000               23,526
            Everlight Electronics Co., Ltd.                                                       92,004               93,262
        *   Everspring Industry Co., Ltd.                                                         51,000               10,877
            Far East Department Stores, Ltd.                                                     476,000              266,141
            Far Eastern International Bank                                                       492,000              293,482
            Federal Corp.                                                                         77,229               45,427
            Feng Hsin Iron & Steel Co., Ltd.                                                     309,180              352,149
            Feng Tay Enterprise Co., Ltd.                                                        167,468              183,311
        *   FIC Global, Inc.                                                                     142,875               20,395
            First Copper Technology Co., Ltd.                                                     62,000               26,799
            Formosa International Hotels Corp.                                                    49,500               58,559
            Formosa Taffeta Co., Ltd.                                                            935,000              430,742
        *   Formosan Rubber Group, Inc.                                                           68,000               27,618
            Giant Manufacture Co., Ltd.                                                          111,170              167,472
        *   Giga Storage Corp.                                                                    43,859               14,252
            Giga-Byte Technology Co., Ltd.                                                       365,000              435,820
            Globe Union Industrial Corp.                                                          37,855               41,723
        *   Gold Circuit Electronics, Ltd.                                                        77,446               32,769
        *   Goldsun Development & Construction Co., Ltd.                                         295,000               77,308
        *   Grand Pacific Petrochemical Corp.                                                    115,000               47,326
            Great China Metal Industry Co., Ltd.                                                  63,000               39,768
            Great Taipei Gas Co., Ltd.                                                            97,000               36,520
            Great Wall Enterprise Co., Ltd.                                                       64,890               15,961
            Greatek Co., Ltd.                                                                     87,701               74,647
            Hey Song Corp.                                                                        96,000               30,019
            Ho Tung Holding Corp.                                                                153,486               47,747
        *   Hocheng Corp.                                                                         71,000               18,413
            Hotai Motor Co., Ltd.                                                                179,000              357,491
            Hsin Kuang Steel Co., Ltd.                                                            25,854               39,813
        *   Hsinchu International Bank                                                           579,700              367,213
            Hsing Ta Cement Co., Ltd.                                                            103,000               31,668
            Hua Eng Wire & Cable Co., Ltd.                                                       113,565               28,097
            Hung Poo Construction Corp.                                                           76,000               47,632
        *   Hung Sheng Construction Co., Ltd.                                                    161,000               69,089
            Ichia Technologies, Inc.                                                              72,905               96,583
            Infortrend Technology, Inc.                                                           45,900               93,689
        *   K Laser Technology, Inc.                                                              20,343               12,745
        *   Kao Hsing Chang Iron & Steel Corp.                                                   101,000               46,071
            Kaulin Manufacturing Co., Ltd.                                                        18,400               16,655
            Kendra Rubber Industrial Co., Ltd.                                                   110,872               85,028
            King Yuan Electronics Co., Ltd.                                                      396,386              256,441
        *   Kingdom Construction Co., Ltd.                                                       107,000               33,016
        *   King's Town Construction Co., Ltd.                                                    36,000               63,289
            Kinpo Electronics, Inc.                                                              699,560              298,192
            Knowledge-Yield-Excellence Systems Corp.                                              25,966               16,588
            Largan Precision Co., Ltd.                                                            63,000              367,447
        *   Lead Data Co., Ltd.                                                                   86,920               15,794
        *   Lealea Enterprise Co., Ltd.                                                          110,000               21,237
            Lee Chang Yung Chemical Industry Corp.                                                72,075               32,360
        *   Lelon Co., Ltd.                                                                       29,170                9,819
        *   Leofoo Development Co., Ltd.                                                          35,000               12,638
            Li Shin International Enterprise Corp.                                                26,544               10,813

            Lien Hwa Industrial Corp.                                                            119,000               43,200
            Ling Sheng PrecisionIndustrial Corp.                                                  45,000               18,176
            Long Bon Development Co., Ltd.                                                        98,000               31,126
            Long Chen Paper Co., Ltd.                                                             89,000               28,336
            Lucky Cement Corp.                                                                    97,000               26,538
            Meiloon Co., Ltd.                                                                     52,533               43,009
            Mercuries & Associates, Ltd.                                                         112,455               37,105
            Mercuries Data Co., Ltd.                                                              52,504               17,031
            Merry Electronics Co., Ltd.                                                           25,924               58,515
        *   Microelectronics Technology, Inc.                                                     77,000               30,239
            Micro-Star International Co., Ltd.                                                   408,700              245,384
            Mitac International Corp.                                                            483,000              223,450
            Mustek Systems, Inc.                                                                  39,600                9,881
        *   Nankang Rubber Tire Co., Ltd.                                                         75,000               89,323
            National Petroleum Co., Ltd.                                                          35,824               25,398
            Nien Hsing Textile Co., Ltd.                                                         322,000              309,816
            Nien Made Enterprise Co., Ltd.                                                       135,642              198,864
            Optimax Technology Corp.                                                             116,000              258,275
        *   Opto Tech Corp.                                                                       61,000               11,188
        *   Orient Semiconductor Electronics, Ltd.                                               226,487               21,608
            Oriental Union Chemical Corp.                                                        386,678              405,667
        *   Pacific Electric Wire & Cable Corp.                                                  726,000               11,715
            Pan Jit International, Inc.                                                           37,000               23,963
            Pan Overseas Electronics Co., Ltd.                                                    68,407               16,925
        *   Pan-International Industrial Corp.                                                   110,250               77,475
            Phihong Technology Co., Ltd.                                                          41,635               15,413
            Phoenix Precision Technology Corp.                                                   159,583               84,086
            Phoenixtec Power Co., Ltd.                                                           219,725              246,635
        *   Picvue Electronics, Ltd.                                                             181,900               32,194
            Pihsiang Machinery Mfg. Co., Ltd.                                                     49,440               99,441
            Premier Image Technology Corp.                                                       275,550              212,009
            Primax Electronics, Ltd.                                                              61,186               12,348
        *   Prince Housing & Development Corp.                                                   223,000               54,775
        *   Procomp Informatics, Ltd.                                                             21,675                4,305
            Prodisc Technology, Inc.                                                             288,199              105,893
        *   Q-Run Technology Co., Ltd.                                                           212,400              416,718
            Radium Life Tech                                                                      33,000               26,726
            Realtek Semiconductor Corp.                                                          408,000              427,725
            Ritek Corp.                                                                          392,000              140,257
        *   Ruentex Development Co., Ltd.                                                        140,000               27,652
        *   Ruentex Industries, Ltd.                                                             141,000               56,806
            Sampo Corp.                                                                          459,900              100,191
        *   San Fang Chemical Industry Co., Ltd.                                                  44,770               33,425
            Sanyang Industrial Co., Ltd.                                                         205,000               79,113
            Sanyo Electric Co., Ltd.                                                              56,000               30,157
            Senao International Co., Ltd.                                                         34,133               12,789
            Sheng Yu Steel Co., Ltd.                                                             116,980              143,092
            Shihlin Electric & Engineering Corp.                                                 162,000              105,265
        *   Shihlin Paper Corp.                                                                   56,000               39,263
        *   Shinkong Synthetic Fibers Co., Ltd.                                                  388,000              106,728
            Shuttle, Inc.                                                                         35,250               21,668
        *   Silicon Integrated Systems Corp.                                                     695,608              246,225
            Sincere Navigation Corp.                                                             175,391              221,010
        *   Sinkong Spinning Co., Ltd.                                                            60,000               23,480

        *   Sintek Photronics Corp.                                                              203,450               85,726
            Sinyi Realty, Inc.                                                                    26,000               52,203
        *   Solomon Technology Corp.                                                              90,000               17,743
        *   Southeast Cement Co., Ltd.                                                            98,700               24,419
            Springsoft, Inc.                                                                      40,825               83,337
            Stark Technology, Inc.                                                                45,100               19,645
            Sunonwealth Electric Machine Industry Co., Ltd.                                       44,719               18,783
            Sunrex Technology Corp.                                                               42,849               29,127
            Systex Corp., Ltd.                                                                   314,348              104,631
            Ta Chen Stainless Pipe Co., Ltd.                                                      25,000               18,230
        *   Ta Chong Bank                                                                        645,000              238,254
            Ta Ya Elec Wire & Cable Co., Ltd.                                                     92,220               32,099
        *   Taichung Commercial Bank                                                             781,000              294,295
        *   Tainan Business Bank                                                                 179,000               84,119
            Tainan Enterprises Co., Ltd.                                                          28,000               34,712
            Tainan Spinning Co., Ltd.                                                            680,000              196,471
            Taiwan Acceptance Corp.                                                               38,480               35,951
            Taiwan Fire & Marine Insurance Co., Ltd.                                              72,695               40,169
            Taiwan Fu Hsing Industrial Co., Ltd.                                                  30,000               31,000
            Taiwan Green Point Enterprises Co., Ltd.                                              72,899              203,542
            Taiwan Hon Chuan Enterprise Co., Ltd.                                                 20,007               15,762
            Taiwan Kai Yih Industrial Co., Ltd.                                                   28,088               23,494
        *   Taiwan Kolin Co., Ltd.                                                                90,000               18,897
            Taiwan Life Insurance Co., Ltd                                                       259,785              425,959
            Taiwan Mask Corp.                                                                     49,720               23,619
            Taiwan Navigation Co., Ltd.                                                           90,176               79,649
            Taiwan Polypropylene Co., Ltd.                                                        66,586               59,692
            Taiwan Secom                                                                         195,912              224,844
            Taiwan Sogo Shinkong Security Co., Ltd.                                               46,053               23,240
            Taiwan Styrene Monomer Corp.                                                         229,000              168,826
        *   Taiwan Tea Corp.                                                                     220,917               34,783
            Teco Electric & Machinery Co., Ltd.                                                1,140,000              346,823
            Tecom, Ltd.                                                                           41,114               19,646
            Test-Rite International Co., Ltd.                                                     83,405               49,812
        *   The Chinese Bank                                                                     464,000               94,715
        *   The Farmers Bank of China                                                            788,887              265,523
            The First Insurance Co., Ltd.                                                         56,000               34,457
            Ton Yi Industrial Corp.                                                              512,280              143,197
            Tong Yang Industry Co., Ltd.                                                         224,558              337,854
            Transcend Information, Inc.                                                          127,649              247,789
            Tsann Kuen Enterprise Co., Ltd.                                                       62,930               65,313
            TSRC Corp.                                                                           127,000               50,408
            Tung Ho Steel Enterprise Corp.                                                       394,167              299,691
        *   Twinhead International Corp.                                                          60,505               15,584
            TYC Brother Industrial Co., Ltd.                                                      49,140               43,908
        *   Tycoons Group Enterprise Co., Ltd.                                                    72,000               22,360
            U-Ming Marine Transport Corp.                                                        200,100              327,382
        *   Union Bank of Taiwan                                                                 730,000              244,627
        *   Union Insurance Co., Ltd.                                                             99,203               28,339
        *   Unitech Printed Circuit Board Corp.                                                   62,000               25,051
            United Epitaxy Co., Ltd.                                                              52,550               17,975
            United Integration Service Co., Ltd.                                                  48,481               43,259
        *   Universal Cement Corp.                                                                70,560               26,029
            Universal Scientific Industrial Co., Ltd.                                            221,550               78,572

            UPC Technology Corp.                                                                 171,680               67,230
            Usi Corp.                                                                            238,000               87,274
        *   Via Technologies, Inc.                                                               445,000              239,800
            Walsin Technology Corp., Ltd.                                                        100,788               54,672
            Waterland Financial Holdings                                                         682,000              265,604
        *   Wei Chuan Food Corp.                                                                  70,000               23,336
            Weltrend Semiconductor, Inc.                                                          34,529               13,019
            Wintek Corp.                                                                         368,199              336,790
            Wistron Corp.                                                                        370,938              158,973
            World Peace Industrial Co., Ltd.                                                     102,287               62,170
            WUS Printed Circuit Co., Ltd.                                                        138,064               59,341
            Ya Hsin Industrial Co., Ltd.                                                         413,316              379,350
        *   Yageo Corp.                                                                           52,000               17,637
            Yeung Cyang Industrial Co., Ltd.                                                      26,000               27,350
            Yieh Phui Enterprise Co., Ltd.                                                       549,580              386,907
            Yosun Industrial Corp.                                                                21,227               14,115
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          873,972              426,658
            Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                      28,672               36,403
            Yung Shin Pharmaceutical Industrial Co., Ltd.                                         33,000               27,921
            Yung Tay Engineering Co., Ltd.                                                       127,000               67,979
            Zig Sheng Industrial Co., Ltd.                                                        73,840               25,583
            Zinwell Corp.                                                                         26,106               18,524
            Zyxel Communication Corp.                                                            146,692              333,224
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,561,813)                                                                                            25,248,047
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                              84,632
                                                                                                           ------------------
   (Cost $83,062)
   TOTAL -- TAIWAN
     (Cost $24,644,875)                                                                                            25,332,679
                                                                                                           ------------------

   MEXICO -- (7.2%)
   COMMON STOCKS -- (7.2%)
        *   Consorcio Ara S.A.                                                                   616,000            1,813,419
        *   Consorcio Hogar S.A. de C.V. Series B                                                325,000              105,952
            Controladora Comercial Mexicana S.A. de C.V. Series B                              1,326,100            1,485,945
        *   Corporacion Geo S.A. de C.V. Series B                                              1,330,000            2,487,808
        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                      703,769            1,905,679
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,623                  217
            Corporativo Fragua S.A. de C.V. Series B                                                  31                  110
        *   Desc S.A. de C.V. Series B                                                           981,833              265,863
            Embotelladora Arca SA de CV , Mexico                                                 770,000            1,433,451
        *   Empaques Ponderosa S.A. de C.V. Series B                                             206,000               14,679
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                    6,256,350            2,234,660
            Empresas la Moderna S.A. de C.V. Series A                                            610,700               64,188
        *   GPo Iusacell                                                                          51,405               98,444
            Gruma S.A. de C.V. Series B                                                          414,000              865,853
            Grupo Cementos de Chihuahua, S.A. de C.V.                                            474,900              966,572
            Grupo Continental S.A.                                                                 5,500                9,014

            Grupo Corvi S.A. de C.V. Series L                                                    100,000               21,110
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                   9,441                2,523
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  23,928                6,394
            Grupo Industrial Maseca S.A. de C.V. Series B                                        480,000              230,877
            Grupo Industrial Saltillo Unique Series                                               97,600              158,744
        *   Grupo Nutrisa S.A. de C.V.                                                               188                   67
            Grupo Posadas S.A. de C.V. Series L                                                  199,000              124,079
        *   Grupo Qumma S.A. de C.V. Series B                                                    105,334                1,689
        *   Grupo Tribasa S.A. de C.V.                                                            67,110                    0
        *   Herdez Common Series                                                                 107,000               50,990
        *   Hylsamex S.A. de C.V. Series B                                                        82,000              239,571
            Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and
              Series L)                                                                           66,000              141,092
            Industrias Penoles S.A. de C.V.                                                      162,000              844,145
        *   Industrias S.A. de C.V. Series B                                                      37,000              258,712
        *   Jugos del Valle S.A. de C.V. Series B                                                 37,900               50,672
        *   Movilaccess S.A. de C.V. Series B                                                     13,489               40,851
            Nadro S.A. de C.V. Series B                                                          242,967              139,481
        *   Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share
              Series B, 1 share Series C & 1 share Series D)                                       3,300                2,822
            Vitro S.A.                                                                           811,000              751,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,921,083)                                                                                            16,816,950
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                                7,007
                                                                                                           ------------------
   (Cost $8,636)
   TOTAL -- MEXICO
     (Cost $11,929,719)                                                                                            16,823,957
                                                                                                           ------------------

   TURKEY -- (7.1%)
   COMMON STOCKS -- (7.1%)
        *   Adana Cimento Sanayi Ticaret A.S.                                                253,683,148              230,122
        *   Ak Enerji A.S.                                                                    80,193,300              328,229
        *   Akal Tekstil A.S.                                                                  2,779,875               11,237
            Akcansa Cimento Sanayi ve Ticaret A.S.                                           274,876,875              905,329
        *   Aksa                                                                              38,821,296              407,057
            Aksigorta A.S.                                                                   285,150,627              908,152
        *   Aksu Iplik Dokuma ve Boya Apre Fab A.S.                                            4,477,695               13,058
        *   Aktas Elektrik Ticaret A.S.                                                          370,000               38,743
        *   Alarko Holding                                                                    21,706,400              526,762
        *   Alarko Sanayii ve Ticaret A.S.                                                    14,579,992              105,926
            Alkim Alkali Kimya A.S.                                                           27,197,500               87,170
        *   Alternatifbank A.S.                                                               97,063,680               53,548
        *   Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.                              21,960,000               19,772
        *   Anadolu Anonim Turk Sigorta Sirketi                                              122,999,220              247,194
            Anadolu Cam Sanayii A.S.                                                         251,092,987              781,364
        *   Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series C                            15,586,000              119,689
        *   Ayen Enerji A.S.                                                                  17,941,000              154,128
        *   Bagfas Bandirma Gubre Fabrik                                                       3,450,000               57,179
            Bandirma Vitaminli Yem Sanayii Ticaret A.S.                                      147,698,184              187,647
            Bati Cimento A.S.                                                                110,525,696              223,688

        *   Bekoteknik Sanayi A.S.                                                           117,449,601              422,228
        *   Bolu Cimento Sanayi A.S.                                                         111,833,881              172,796
            Borusan                                                                           36,993,000              330,026
        *   Bossa Ticaret ve Sanayi Isletmeleri A.S.                                         128,217,000              172,683
        *   Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                                   5,857,000              293,931
            Bursa Cimento Fabrikasi A.S.                                                      57,680,000              291,848
        *   Carsi Buyuk Magazacilik                                                          122,086,500              142,163
        *   Celebi Hava Servisi A.S.                                                          28,354,500              147,136
            CIMSA A.S. (Cimento Sanayi ve Ticaret)                                           228,659,400              701,187
        *   Deva Holding A.S.                                                                 64,797,995               72,176
        *   Doktas Dokumculuk Ticaret ve Sanayi A.S.                                          63,993,600               88,811
            Eczacibasi Ilac                                                                  246,690,000              325,595
        *   Eczacibasi Yapi Gere                                                             116,012,250              144,354
        *   Ege Seramik Co., Inc.                                                             44,835,048               38,832
        *   Egeplast Plastik Ticaret ve Sanayi A.S.                                            7,720,000                8,023
        *   Finansbank                                                                       725,696,395              820,933
        *   Global Menkul Degerler A.S.                                                       46,576,164               35,757
        *   Goldas Kuyumculuk Sanayi A.S.                                                     88,799,600              102,374
            Goltas Cimento                                                                     7,128,000               69,215
        *   Good Year Lastikleri A.S.                                                         14,659,125              148,502
        *   GSD Holdings A.S.                                                                 62,399,999               26,118
        *   Gubre Fabrikalari Ticaret A.S.                                                     8,436,960               15,676
        *   Gunes Sigorta A.S.                                                                68,999,305               75,096
        *   Hektas Ticaret A.S.                                                               25,477,235               17,623
        *   Ihlas Holding                                                                    485,407,497              369,401
        *   Isiklar Ambalaj Sansuii ve Ticaret A.S.                                            6,417,150                5,914
        *   Istanbul Motor Piston ve Pim Sanayi A.S.                                             229,000               67,598
        *   Izmir Demir Celik                                                                 57,269,250              142,207
            Karsu Tekstil Sanayii ve Ticaret A.S.                                             17,040,000               15,492
            Kartonsan                                                                          1,698,750              157,530
        *   Kav Orman Sanayii A.S.                                                             4,654,650               10,407
        *   Kerevitas Gida Sanayi ve Ticaret A.S.                                              2,532,000                6,510
            Konya Cimento                                                                      4,921,000               96,138
        *   Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.       146,305,500              242,473
        *   Kutahya Porslen Sanayii A.S.                                                       2,617,000               42,559
        *   Mardin Cimento                                                                    38,235,750              261,880
            Marshall Boya ve Vernik Sanayii A.S.                                               4,372,000               62,459
        *   Medya Holdings A.S. Series C                                                      15,849,000               76,341
        *   Menderes Tekstil Sanayi ve Ticaret A.S.                                          104,549,000               49,627
        *   Merko Gida Sanayi ve Ticaret A.S. Series A                                        10,580,000                5,310
        *   Milliyet Gazetecilik A.S.                                                        105,300,059              183,666
        *   Milpa Ticari ve Sinai Urunler Pazarlama                                           13,329,360               12,637
        *   Mudurnu Tavukculuk A.S.                                                            1,740,000                  547
            Mutlu Aku                                                                          1,527,000               12,762
        *   Nergis Holding A.S.                                                                1,784,000                4,608
        *   Net Holding A.S.                                                                  15,942,722                9,768
        *   Net Turizm Ticaret ve Sanayi                                                      16,830,000               11,949
        *   Netas Northern Electric Telekomunikasyon A.S.                                      8,756,500              191,228
        *   Olmuksa Mukavva Sanayi ve Ticaret A.S.                                            20,976,000               36,591
        *   Otobus Karoseri Sanayi A.S.                                                       44,321,167              174,687
            Pinar Sut Mamulleri Sanayii A.S.                                                  35,215,425               47,516
        *   Raks Elektroniks A.S.                                                              2,730,000                2,649
        *   Sanko Pazarlama Ithalat Ihracat A.S.                                              48,903,000              135,381

            Sarkuysan Elektrolitik Bakir Sanayi A.S.                                          54,998,310               72,922
        *   Sasa Suni ve Sentetik Elyat Sanayi A.S.                                          310,985,000              345,724
        *   Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                                6,300,000                5,331
        *   Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret A.S.                        365,309,000              382,817
        *   Tat Konserve Sanayii A.S.                                                         63,787,500              120,509
        *   Tekstil Bankasi A.S.                                                             121,274,079               46,490
        *   Teletas Telekomunikasyon Endustri Ticaret A.S.                                     8,799,000               67,026
            Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.                               39,939,000               69,669
            Trakya Cam Sanayii A.S.                                                          154,764,866              401,800
        *   Turk Demir Dokum Fabrikalari                                                      60,749,982              149,307
            Turk Dis Ticaret Bankasi A.S.                                                    447,650,919              506,071
        *   Turk Siemens Kablo ve Elektrik Sanayi A.S.                                        39,702,000               69,912
            Turk Sise ve Cam Fabrikalari A.S.                                                266,805,054              626,488
            Ulker Gida Sanayi Ve Ticaret                                                     101,003,282              387,963
            USAS (Ucak Servisi A.S.)                                                          11,938,000              351,407
        *   Uzel Makina Sanayi A.S.                                                          156,941,250              223,810
        *   Vakif Finansal Kiralama A.S.                                                       5,450,302                6,854
        *   Yunsa Yunlu Sanayi ve Ticaret A.S.                                                10,027,800               10,483
        *   Zorlu Enerji Elektrik Uretimi Otoproduktor Gruba A.S.                            100,448,373              357,027
                                                                                                           ------------------
   TOTAL -- TURKEY
     (Cost $10,666,112)                                                                                            16,706,522
                                                                                                           ------------------

   ISRAEL -- (6.9%)
   COMMON STOCKS -- (6.9%)
        *   Afcon Industries                                                                         159                2,862
            Agis Industries (1983), Ltd.                                                           5,417              155,046
            Albad Massuot Yitzhak, Ltd.                                                            7,600               99,953
            Alony Hetz Properties & Investments, Ltd.                                             46,080              116,134
            American Israeli Paper Mills, Ltd.                                                     5,035              282,526
        *   Analyst I.M.S.                                                                         4,574               34,333
        *   AudioCodes, Ltd.                                                                      51,866              776,522
        *   Azorim Investment Development & Construction Co., Ltd.                                50,019              402,657
        *   Baran Group, Ltd.                                                                      9,500               70,118
        *   Beit Shemesh Engines Holdings (1997), Ltd.                                             3,351                8,243
            Blue Square Chain Stores Properties & Investments, Ltd.                               20,602              185,584
            Blue Square Israel, Ltd.                                                              64,320              609,852
        *   C Mer Industries, Ltd.                                                                 7,900               71,312
        *   Compugen, Ltd.                                                                        11,938               53,480
        *   Dan Vehicle & Transportation                                                           6,992               29,503
            Danya Cebus, Ltd.                                                                     19,413               93,113
            Delek Automotive Systems, Ltd.                                                       113,889              749,074
        *   Delek Drilling                                                                       599,731              271,462
            Delta Galil Industries, Ltd.                                                          29,002              270,251
        *   Direct Insurance - I.D.I. Insurance Co., Ltd.                                         59,860              122,873
        *   Discount Mortgage Bank, Ltd.                                                           1,320              126,457
        *   Elbit Medical Imaging                                                                 30,809              292,493
            Elco Industries (1975)                                                                 5,476               21,094
            Electra Consumer                                                                      22,800              170,484
            Electra Israel, Ltd.                                                                   3,700              240,380
        *   Electronics Line 3000, Ltd.                                                            3,428                4,556
        *   Electronics Line, Ltd.                                                                 3,169               21,602

        *   Elron Electronic Industries, Ltd.                                                     40,100              575,333
        *   Feuchtwanger Investments 1984, Ltd.                                                    4,200                2,414
        *   First International Bank of Israel, Ltd.                                             336,336              414,000
            FMS Enterprises Migun, Ltd.                                                           11,746              420,042
        *   Formula Systems (1985), Ltd.                                                          12,170              185,596
        *   Formula Vision Technologies, Ltd.                                                      1,604                1,322
            Frutarom Industries (1995), Ltd.                                                      59,977              438,693
            Gachelet Invetment Co., Ltd.                                                             653               37,182
        *   Granite Hacarmel Investments, Ltd.                                                    19,200               28,517
        *   Ham-Let Ltd                                                                            6,342               36,282
        *   Housing & Construction Holding Co., Ltd.                                             516,118              333,424
            Industrial Building Corp., Ltd.                                                      310,880              344,606
            Investec Bank, Ltd.                                                                    3,222              105,063
        *   Israel Land Development Co., Ltd.                                                     26,000               69,266
            Israel Petrochemical Enterprises, Ltd.                                                36,175              258,765
        *   Israel Salt Industries                                                                38,139              148,189
            Ituran                                                                                 7,011              184,137
        *   J.O.E.L. Jerusalem Oil Exploration, Ltd.                                               6,178               34,789
            Knafaim-Arkia Holdings, Ltd.                                                          15,738              207,815
        *   Koor Industries, Ltd.                                                                 19,500              907,196
        *   Leader Holding & Investments, Ltd.                                                    11,500               15,254
            Lipman Electronic Engineering, Ltd.                                                   28,513              816,829
        *   Magal Security Systems, Ltd.                                                           7,322               95,884
        *   Magic Software Enterprises, Ltd.                                                      24,908               84,650
        *   Matav Cable Israel                                                                    40,906              333,519
            Medtechnica, Ltd.                                                                     14,470               64,079
            Mehadrin, Ltd.                                                                         3,887               62,763
        *   Metalink, Ltd.                                                                        22,247              118,636
            Middle East Tube Co.                                                                  19,000               18,845
            Miloumor, Ltd.                                                                        12,658               52,107
            Mivtach Shamir Holdings, Ltd.                                                         12,000              172,444
        *   Naphtha Israel Petroleum Corp.                                                       105,630               14,566
        *   Nice Systems, Ltd.                                                                    17,433              493,705
        *   Nisko Industries (1992), Ltd.                                                          3,343               19,854
        *   OCIF Investments and Development, Ltd.                                                 1,100               13,779
        *   Orckit Communications, Ltd.                                                            1,856               44,529
            Ormat Industries, Ltd.                                                               134,842              603,148
            Packer Plada, Ltd.                                                                       422               22,473
            Property and Building Corp., Ltd.                                                      6,545              491,745
        *   RADVision, Ltd.                                                                       22,903              300,833
            Rapac Electronics, Ltd.                                                                6,000               15,210
            Rapac Technologies (2000), Ltd.                                                        6,000               14,342
        *   Retalix, Ltd.                                                                         16,109              308,504
            Scitex Corp., Ltd.                                                                    46,509              210,213
        *   Shrem Fudim Kelner & Co., Ltd.                                                         6,600               18,171
            Suny Electronic Inc., Ltd.                                                            37,700              201,754
        *   Super-Sol, Ltd. Series B                                                             286,153              670,700
            Tadiran Communications, Ltd.                                                          15,591              479,492
        *   Team Computer & Systems, Ltd.                                                          1,400               15,022
            Telsys, Ltd. Electronic Engineering                                                    5,300               27,268
        *   Tower Semiconductor, Ltd.                                                             68,316              142,578
        *   Union Bank of Israel, Ltd.                                                            55,564              187,172
            Ytong Industries, Ltd.                                                                52,585               42,523
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,974,272)                                                                                            16,187,186
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07                           16,263               10,090
        *   Delek Drilling Warrants 07/31/04                                                      27,376                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         10,090
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $11,974,272)                                                                                            16,197,276
                                                                                                           ------------------

   INDONESIA -- (6.3%)
   COMMON STOCKS -- (6.3%)
        *   PT Artha Graya Investama Sentral Tbk                                               4,773,000               55,618
            PT Asahimas Flat Glass Co., Ltd.                                                   1,271,000              338,899
            PT Astra Agro Lestari Tbk                                                          6,656,000            2,432,608
            PT Astra Graphia Tbk                                                               4,549,000              178,953
            PT Bank NISP Tbk                                                                  13,832,920            1,070,567
        *   PT Batu Buana                                                                         77,715                1,252
            PT Berlian Laju Tanker Tbk                                                        14,767,200            1,306,803
            PT Bhakti Investama Tbk                                                            9,031,500              270,565
        *   PT Branta Mulia Tbk                                                                   66,000                5,867
        *   PT Budi Acid Jaya Tbk                                                              1,449,000               19,282
        *   PT Charoen Pokphand Indonesia Tbk                                                  3,406,500              105,665
        *   PT Citra Marga Nusaphala Persada                                                   6,649,500              608,532
        *   PT Clipan Finance Indonesia Tbk                                                    3,133,000              144,369
            PT Dankos Laboratories Tbk                                                         6,022,800              517,025
        *   PT Davomas Adabi Tbk                                                               4,192,000              510,379
        *   PT Dharmala Intiland                                                                 277,400                2,767
            PT Dynaplast Tbk                                                                   1,038,000              210,121
            PT Enseval Putera Megatrading Tbk                                                  6,380,000              388,620
        *   PT Eterindo Wahanatama Tbk                                                           397,000                7,711
        *   PT Ever Shine Textile Tbk                                                          4,029,640               62,683
        *   PT GT Petrochem Industries Tbk                                                       918,000               39,630
        *   PT Hero Supermarket Tbk                                                               33,000                6,760
        *   PT Indal Aluminium Industry                                                           47,000                1,310
            PT Indorama Synthetics Tbk                                                         2,211,000              165,554
        *   PT Jaya Real Property                                                                393,500               79,787
            PT Kalbe Farma Tbk                                                                25,907,600            1,790,024
        *   PT Karwell Indonesia                                                                 138,000                6,287
        *   PT Kawasan Industry Jababeka Tbk                                                  43,401,000              575,827
        *   PT Keramika Indonesia Assosiasi Tbk                                                  100,000                1,944
            PT Komatsu Indonesia Tbk                                                             860,000              271,234
            PT Lautan Luas Tbk                                                                 1,887,500               82,748
            PT Matahari Putra Prima Tbk Foreign                                                2,609,000              179,974
            PT Mayorah Indah                                                                   2,473,500              356,049
        *   PT Metrodata Electronics Tbk                                                       3,981,000               37,294
        *   PT Modern Photo Tbk                                                                   40,000                2,655
        *   PT Mulia Industrindo                                                                 542,000               16,831
        *   PT Mustika Ratu Tbk                                                                  723,000               33,701
        *   PT Pakuwon Jati Tbk                                                                   63,000                2,592

        *   PT Panasia Indosyntec Tbk                                                             79,000                4,279
        *   PT Panin Insurance Tbk                                                             7,979,000              295,770
        *   PT Prasidha Aneka Niaga Tbk                                                           84,000                  840
            PT Pudjiadi Prestige, Ltd. Tbk                                                        45,500                1,744
        *   PT Putra Sejahtera Pioneerindo                                                        29,000                1,088
            PT Rig Tenders Indonesia Tbk                                                       1,780,000              183,573
            PT Selamat Semp Tbk                                                                1,920,000               64,972
        *   PT Semen Cibinong Tbk                                                                702,000               40,406
        *   PT Sinar Mas Agro Resources and Technology Tbk                                        87,792               30,239
            PT Summarecon Agung Tbk                                                            6,332,000              454,397
        *   PT Sunson Textile Manufacturer Tbk                                                   343,000                5,197
        *   PT Suparma Tbk                                                                     2,400,000               49,118
        *   PT Surabaya Agung Industri Pulp & Paper                                               64,500                  466
        *   PT Surya Dumai Industri Tbk                                                        3,298,500              137,438
        *   PT Suryamas Dutamakmur                                                               125,000                  968
            PT Tempo Scan Pacific                                                                471,500              460,409
        *   PT Texmaco Jaya Tbk                                                                   93,000               30,483
            PT Timah Tbk                                                                       1,701,000              409,390
            PT Trias Sentosa Tbk                                                               9,198,400              218,816
            PT Trimegah Sec Tbk                                                                9,961,000              204,164
            PT Tunas Ridean Tbk                                                                1,987,000              132,809
        *   PT Ultrajaya Milk Industry & Trading Co.                                             390,000               18,386
            PT Unggul Indah Corp. Tbk                                                             48,239               11,256
        *   PT United Tractors                                                                   501,760              110,877
        *   PT Wicaksana Overseas International                                                   28,560                  530
                                                                                                           ------------------
   TOTAL -- INDONESIA
     (Cost $8,065,050)                                                                                             14,756,102
                                                                                                           ------------------

   THAILAND -- (6.0%)
   COMMON STOCKS -- (6.0%)
            A.J. Plast Public Co., Ltd. (Foreign)                                                166,500               26,828
        *   Adkinson Securities Public Co., Ltd. (Foreign)                                       138,150               27,693
        *   Advance Agro Public Co., Ltd. (Foreign)                                              809,000              518,327
            Aeon Thana Sinsap (Thailand) Public Co., Ltd.                                        142,500              119,322
            Amarin Plaza Public Co., Ltd. (Foreign)                                              523,680               33,752
            Amata Corp. Public Co., Ltd.                                                       1,120,500              292,848
        *   Asia Securities Trading Public Co., Ltd. (Foreign)                                   147,500              275,089
            Asian Property Development Public Co., Ltd. (Foreign)                              2,483,200              239,436
            Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                            485,033              200,610
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,170,400              739,481
            Bangkok Insurance Public Co., Ltd.                                                    35,880              207,578
        *   Bangkok Land Co., Ltd. (Foreign)                                                   5,416,570               94,835
        *   Bangkok Rubber Public Co., Ltd. (Foreign)                                             14,600                  919
            Big C Supercenter Public Co., Ltd. (Foreign)                                          87,000               41,502
        *   Book Club Finance Public Co., Ltd.                                                   157,200               20,343
            Cal-Comp Electronics (Thailand) Public Co., Ltd.                                     322,900              286,767
            Capital Nomura Securities Public Co., Ltd. (Foreign)                                  46,000               81,705
        *   Central Paper Industry Public Co., Ltd. (Foreign)                                     19,800                1,055
            Central Pattana Public Co., Ltd. (Foreign)                                           808,400              168,203
            Central Plaza Hotel Public Co., Ltd. (Foreign)                                        79,000               37,084
        *   Ch Karnchang Public Co., Ltd. (Foreign)                                            1,403,700              484,403

            Charoong Thai Wire & Cable Public Co., Ltd.                                          130,000               25,400
            Compass East Ind-Foreign                                                             122,000               29,254
            Dynasty Ceramic Public Co., Ltd.                                                     232,500               83,183
        *   Eastern Star Real Estate Public Co., Ltd. (Foreign)                                1,537,600               22,239
             astern Water Resources Development & Management Public Co., Ltd.
            E  (Foreign)                                                                         108,120               87,791
            Fancy Wood Industries Public Co., Ltd.                                               260,800               40,367
        *   GFPT Public Co., Ltd.                                                                 71,400               19,204
            GMM Grammy Public Co., Ltd. (Foreign)                                                460,000              190,256
        *   Golden Land Property Development Public Co., Ltd. (Foreign)                          485,616              104,122
            Hana Microelectronics Public Co., Ltd.                                             1,051,891              523,143
            Hermraj Land & Development Public Co., Ltd.                                        3,087,400               79,907
            Home Product Center Public Co., Ltd.                                                 417,900               44,961
            ICC International Public Co., Ltd.                                                   155,000              153,387
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          975,170              583,964
        *   International Engineering Public Co., Ltd. (Foreign)                                  20,000                  416
        *   ITV Public Co., Ltd.                                                                 890,300              329,824
        *   Jasmine International Public Co., Ltd. (Foreign)                                   8,436,600              149,851
        *   K.R. Precision Public Co., Ltd. (Foreign)                                            320,598               20,500
            Kang Yong Electric Public Co., Ltd. (Foreign)                                          7,200               11,875
            KCE Electronics Public Co., Ltd. (Foreign)                                           204,000               40,376
        *   Keppel Thai Properties Public Co., Ltd.                                                8,360                  789
            KGI Securities One Public Co., Ltd. (Foreign)                                      1,465,546              127,180
            Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                                    32,200               41,261
            Loxley Public Co., Ltd. (Foreign)                                                    958,120               86,549
            LPN Development Public Co., Ltd. (Foreign)                                           415,250               31,821
        *   Major Cineplex Group Public Co., Ltd.                                                312,500              103,876
            MBK Development Public Co., Ltd.                                                     114,000              139,571
        *   Media of Medias Public Co., Ltd. (Foreign)                                             9,100                1,963
            MFC Asset Management Public Co., Ltd. (Foreign)                                        5,000                2,093
        *   Millennium Steel Public Co., Ltd.                                                  1,836,900               97,881
            MK Real Estate Development Public Co., Ltd. (Foreign)                                472,260               26,842
            Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                              9,900               78,878
        *   Nakornthai Strip Mill Public Co., Ltd.                                             9,747,200              450,137
            Nation Multimedia Group Public Co., Ltd. (Foreign)                                   146,259               48,246
            National Finance and Securities Public Co., Ltd. (Foreign)                         1,387,000              443,446
        *   Natural Park Public Co., Ltd. (Foreign)                                            3,032,400              100,028
            Noble Development Public Co., Ltd.                                                   260,100               30,359
        *   Pacific Assets Public Co., Ltd. (Foreign)                                            141,000               17,173
        *   Padaeng Industry Public Co., Ltd. (Foreign)                                           73,800               22,471
            Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                                   5,500                4,082
            Phatra Insurance Public Co., Ltd.                                                     10,000               38,569
            Phoenix Pulp and Paper Public Co., Ltd. (Foreign)                                     62,800              173,692
        *   Picnic Gas & Engineering Public Co., Ltd.                                            521,800              203,901
        *   Prasit Development Public Co., Ltd. (Foreign)                                         29,700                1,130
            Quality Houses Public Co., Ltd. (Foreign)                                          3,370,500              104,339
            Regional Container Lines Public Co., Ltd.                                            869,900              667,711
        *   Robinson Department Store Public Co., Ltd. (Foreign)                                  18,525                1,589
            Saha Pathana Inter-Holding Public Co., Ltd.                                          350,000              123,446
            Saha-Union Public Co., Ltd. (Foreign)                                                279,500              127,658
        *   Samart Corporation Public Co., Ltd.                                                  539,500              101,302
            Sammakorn Public Co., Ltd. (Foreign)                                                  75,000                3,806
            Sansiri Public Co., Ltd.                                                             780,566               64,965
            Seamico Securities Public Co., Ltd.                                                  448,722               94,504

            Serm Suk Public Co., Ltd. (Foreign)                                                   10,000                5,303
            Shinawatra Satellite Public Co., Ltd. (Foreign)                                      876,300              393,568
            Siam Food Products Public Co., Ltd. (Foreign)                                          9,000               17,813
            Siam Industrial Credit Public Co., Ltd.                                              352,862               55,065
            Siam Makro Public Co., Ltd. (Foreign)                                                219,700              284,311
            Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)                    1,002,900              220,124
            Sri Trang Agro Industry Public Co., Ltd. (Foreign)                                    30,496               41,786
            Srithai Superware Public Co., Ltd. (Foreign)                                          16,400                3,079
        *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)                             54                4,522
        *   STP & I Public Co., Ltd.                                                             138,700                6,124
        *   Sun Tech Group Public Co., Ltd. (Foreign)                                             27,200                1,932
            Supalai (Forign)                                                                     346,000               24,758
            SVI Public Co., Ltd.                                                                 122,266               35,988
        *   Tanayong Public Co., Ltd. (Foreign)                                                  261,000                6,623
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       2,633,800              487,864
            Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                  528,000              265,273
            Thai Reinsurance Public Co., Ltd. (Foreign)                                          660,300               69,699
            Thai Rung Union Car Public Co., Ltd. (Foreign)                                       165,000               46,892
            Thai Stanley Electric (Thailand) Public Co., Ltd.                                     60,400              199,239
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                                 64,800               41,928
            Thai Vegetable Oil-Foreign                                                           482,600              121,232
            Thai Wacoal Public Co., Ltd.                                                          78,000               67,293
            Thai-German Ceramic Industry Public Co., Ltd. (Foreign)                              361,000               28,580
        *   Tipco Asphalt Public Co., Ltd. (Foreign)                                              95,200               57,975
            TIPCO Foods (Thailand) Public Co., Ltd.                                              147,620               16,556
            TISCO Finance Public Co., Ltd. (Foreign)                                             745,900              454,240
        *   TT&T Public Co., Ltd. (Foreign)                                                    2,897,900              316,188
        *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                                         126,728                6,174
        *   Tycoons Worldwide Group Public Co., Ltd.                                             133,000               40,835
        *   United Communication Industry Public Co., Ltd. (Foreign)                             139,000              236,311
            United Palm Oil Industry Public Co., Ltd.                                             21,000               23,446
            Vanachai Group Co-Foreign                                                          1,564,866              323,615
        *   Vinythai Public Co., Ltd. (Foreign)                                                1,019,234              300,003
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $12,072,322)                                                                                            14,203,397
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Thailand Baht                                                                                                 783
                                                                                                           ------------------
   (Cost $775)
   RIGHTS/WARRANTS -- (0.0%)
        *   Bangkok Land (Foreign) Warrants 2006                                                 217,330                    0
        *   Eastern Water Resources Develpoment & Management Public Co., Ltd.
              (Foreign) Warrants 11/02/04                                                         28,832                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------

   TOTAL -- THAILAND
     (Cost $12,073,097)                                                                                            14,204,180
                                                                                                           ------------------

   POLAND -- (3.3%)
   COMMON STOCKS -- (3.3%)
        *   Amica Wronki SA                                                                       18,410              204,676
        *   Budimex SA                                                                            28,076              380,513
        *   Cersanit-Krasnystaw SA                                                                22,217              777,351
        *   Computerland SA                                                                       14,630              488,215
            Debica SA                                                                             19,184              610,063
        *   Echo Investment SA                                                                    19,155              523,112
        *   Fabryki Mebli Forte SA                                                                39,475              157,903
        *   Farmacol SA                                                                           39,250              353,378
        *   Huta Ferrum SA                                                                           309                  815
        *   Impexmetal SA                                                                         23,067              365,975
            Kroscienskie Huty Szkla Krosno SA                                                      2,000               82,025
        *   Kutnowskie Zaklady Farmaceutyczne Polfa SA                                             3,498              363,624
            Lentex SA                                                                             13,464              107,001
        *   Mostostal Export SA                                                                   42,087               18,495
            Mostostal Siedlce SA                                                                  17,520              202,852
        *   Mostostal Warszawa SA                                                                 18,600               35,988
        *   Mostostal Zabrze Holding SA                                                           18,293                4,364
        *   Netia Holdings SA                                                                     43,672               61,075
        *   Ocean Company SA                                                                       8,530                  325
        *   Optimus Technologie                                                                    7,500               21,698
            Orbis SA                                                                              25,000              190,049
            Polifarb Cieszyn Wroclaw SA                                                           98,435              240,925
            Polska Grupa Farmaceutyczna SA                                                        22,323              416,936
        *   Prosper SA                                                                            12,770               47,927
            Przedsiebiorstwo Farmaceutyczne JELFA SA                                              14,330              242,327
        *   Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                                       16,774               21,888
        *   Raciborska Fabryka Kotlow SA                                                          37,758              156,597
        *   Softbank SA                                                                           44,730              364,039
        *   Stalexport SA                                                                         11,514                9,771
        *   Ster-Projekt SA                                                                       20,650               40,003
            Zaklad Przetworstwa Hutniczego Stalprodukt SA                                          8,169              206,862
            Zaklady Metali Lekkich Kety SA                                                        19,615              822,546
        *   Zaklady Tluszcowe Kruszwica SA                                                        23,610              255,234
                                                                                                           ------------------
   TOTAL -- POLAND
     (Cost $4,125,018)                                                                                              7,774,552
                                                                                                           ------------------

   PHILIPPINES -- (2.3%)
   COMMON STOCKS -- (2.3%)
            Alaska Milk Corp.                                                                  1,404,000               73,719
            Bacnotan Consolidated Industries, Inc.                                               122,234               34,528
        *   Belle Corp.                                                                       20,937,000              223,390
        *   C & P Homes, Inc.                                                                  6,477,000               33,477
        *   Digital Telecommunications (Philippines), Inc.                                    20,973,000              707,490
            EDSA Properties Holdings, Inc.                                                     1,759,970               21,921
        *   EEI Corp.                                                                          1,108,000                7,054
        *   Fil-Estate Land, Inc.                                                              3,170,700               28,132
        *   Filinvest Development Corp.                                                        4,664,500               81,752
        *   Filinvest Land, Inc.                                                              25,798,050              495,096
            Ginebra San Miguel, Inc.                                                           1,065,200              587,367
        *   Global Equities, Inc.                                                                886,462                  942

        *   House of Investments, Inc.                                                           732,000                8,271
        *   International Container Terminal Services, Inc.                                    4,593,837              473,722
        *   Ionics, Inc.                                                                         769,825               20,164
        *   IVantage Corp.                                                                       593,400                8,450
            Keppel Philippines Marine, Inc.                                                      610,000                3,690
        *   Lepanto Consolidated Mining Co. Series B                                           1,925,000                9,585
        *   Mabuhay Holdings Corp.                                                               516,000                1,400
        *   Macroasia Corp.                                                                    2,237,500               53,710
        *   Manila Jockey Club, Inc.                                                             130,622                6,973
        *   Megaworld Properties & Holdings, Inc.                                             21,843,500              488,457
        *   Metro Pacific Corp.                                                               45,763,860              334,217
        *   Negros Navigation Co., Inc.                                                           31,100                  205
        *   Philex Mining Corp. Series B                                                         150,000                1,334
        *   Philippine Bank of Communications                                                     14,726               20,962
        *   Philippine National Bank                                                             929,975              376,191
        *   Philippine National Construction Corp.                                               173,000               11,390
            Philippine Savings Bank                                                              317,212              160,864
        *   Pilipino Telephone Corp.                                                           1,692,000               76,662
        *   Prime Orion Philippines, Inc.                                                      2,920,000                8,782
            Republic Glass Holding Corp.                                                         507,500               15,713
        *   RFM Corp.                                                                          2,378,934               29,318
            Robinson's Land Corp. Series B                                                     3,402,000              148,944
            Security Bank Corp.                                                                  320,842              154,376
            SM Development Corp.                                                               4,971,000              127,050
            Soriano (A.) Corp.                                                                 3,430,211               96,317
            Union Bank of the Philippines                                                         47,500               19,432
        *   United Paragon Mining Corp.                                                          322,500                  746
        *   Universal Rightfield Property Holdings, Inc.                                       1,062,000                  529
            Universal Robina Corp.                                                             3,158,100              561,277
        *   Victorias Milling Co., Inc.                                                          139,680                2,163
        *   Vitarich Corp.                                                                       176,000                  908
                                                                                                           ------------------
   TOTAL -- PHILIPPINES
     (Cost $6,088,006)                                                                                              5,516,670
                                                                                                           ------------------

   HUNGARY -- (2.2%)
   COMMON STOCKS -- (2.2%)
        *   Danubius Hotel & Spa RT                                                               58,038            1,700,654
            Delmagyarorszagi Aramszolgaltato Demasz RT                                            15,581            1,182,071
        *   Fotex First Hungarian-American Photo Service Co.                                     749,391              581,193
        *   Globus Konzervipari RT                                                               101,338              330,693
        *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                                    67,414              348,154
        *   North American Business Industries RT                                                 51,024              121,971
        *   Pannonplast P.L.C.                                                                    39,441              260,721
        *   Raba Hungarian Railway Carriage & Machine Works                                      143,528              498,254
        *   Synergon Information Systems Ltd., Budapest                                           30,190               54,451
            Zwack Unicum Liqueur Industry & Trading Co., Ltd.                                      1,100               50,680
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $4,841,731)                                                                                              5,128,842
                                                                                                           ------------------

   ARGENTINA -- (1.2%)
   COMMON STOCKS -- (1.2%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    482,431              687,949
        *   Alpargatas SA Industrial y Comercial                                                   1,007                  476
            Banco del Sud Sociedad Anonima Series B                                               89,000               96,260
        *   Banco Suquia SA                                                                       76,789               12,236
        *   Capex SA Series A                                                                     26,370               39,896
        *   Celulosa Argentina SA Series B                                                         6,375                5,315
        *   Central Costanera SA Series B                                                         50,000               63,092
        *   Central Puerto SA Series B                                                            61,000               31,417
            Cresud SA Comercial Industrial Financiera y Agropecuaria                             201,401              282,012
            DYCASA SA (Dragados y Construcciones Argentina) Series B                              23,052               18,551
        *   Ferrum SA de Ceramica y Metalurgica Series B                                          25,200               26,972
        *   Fiplasto SA Comercial y Industrial                                                    12,000                5,292
        *   Garovaglio y Zorraquin SA                                                             14,160                1,937
            Importadora y Exportadora de la Patagonia Series B                                    11,500               52,566
        *   Introductora de Buenos Aires SA Series A                                               9,832                5,459
        *   IRSA Inversiones y Representaciones SA                                               379,635              366,611
        *   Juan Minetti SA                                                                      131,531              143,107
            Ledesma S.A.A.I.                                                                     387,128              239,262
        *   Metrogas SA Series B                                                                  90,000               32,737
        *   Polledo SA Industrial y Constructora y Financiera                                     88,891               14,879
        *   Quimica Estrella SA Series B                                                          30,460                8,530
        *   Renault Argentina SA                                                                 624,451              122,616
        *   Sol Petroleo SA                                                                       50,662                7,828
            Solvay Indupa S.A.I.C.                                                               440,500              453,747
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $2,762,771)                                                                                              2,718,747
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Argentine Peso                                                                                             22,935
                                                                                                           ------------------
   (Cost $22,611)
   TOTAL -- ARGENTINA
     (Cost $2,785,382)                                                                                              2,741,682
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $1,157,000 FNMA Notes 2.95%, 11/14/07, valued at
              $1,158,623) to be repurchased at $1,142,060                                          1,142            1,142,000
                                                                                                           ------------------
     (Cost $1,142,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $180,409,148)                                                                                      $      234,828,419
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.

*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                          FACE
                                                         AMOUNT                      VALUE+
                                                         -------                     ------
                                                          (000)
UNITED STATES -- (48.4%)
AGENCY OBLIGATIONS -- (38.1%)
Federal Farm Credit Bank
     2.750%, 09/29/06                                $        141,060      $    140,007,974
Federal Home Loan Bank
     2.250%, 05/15/06                                          13,000            12,853,984
     1.875%, 06/15/06                                           7,000             6,874,840
     2.875%, 08/15/06                                          77,800            77,470,595
     2.625%, 10/16/06                                          66,000            65,327,988
Federal Home Loan Mortgage
  Corporation
     2.375%, 04/15/06                                          20,000            19,830,480
     5.500%, 07/15/06                                          21,600            22,416,286
     2.750%, 08/15/06                                          31,500            31,307,094
     2.750%, 10/15/06                                          90,000            89,305,380
Federal National Mortgage Association
     2.125%, 04/15/06                                          28,000            27,666,548
     2.250%, 05/15/06                                          17,000            16,797,122
     3.125%, 07/15/06                                           7,000             7,000,273
     4.375%, 10/15/06                                         121,000           123,589,279
                                                                           ----------------
TOTAL AGENCY OBLIGATIONS
   (Cost $645,035,204)                                                          640,447,843
                                                                           ----------------
BONDS -- (10.3%)
Citigroup, Inc.
     5.750%, 05/10/06                                          14,700            15,221,615
     6.250%, 05/15/06                                          28,079            29,294,175
     5.500%, 08/09/06                                           6,600             6,842,055
General Electric Capital Corp.
     2.970%, 07/26/06                                          45,200            45,038,139
Toyota Motor Credit Corp.
     2.900%, 07/14/06                                           5,200             5,174,068
Toyota Motor Credit Corp.
  Medium Term Note
     3.000%, 06/09/06                                          40,000            39,709,600
Wal-Mart Stores, Inc. Corporate Bonds
     5.450%, 08/01/06                                           8,383             8,691,788
Wells Fargo & Co.
     6.125%, 02/15/06                                           5,500             5,688,391
     5.900%, 05/21/06                                          17,035            17,719,534
                                                                           ----------------
TOTAL BONDS
   (Cost $174,260,700)                                                          173,379,365
                                                                           ----------------
TOTAL -- UNITED STATES
   (Cost $819,295,904)                                                          813,827,208
                                                                           ----------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (13.8%)
BONDS -- (13.8%)
Asian Development Bank
     2.375%, 03/15/06                                $         34,400      $     34,193,084
European Bank For
  Reconstruction & Development
     5.375%, 06/15/06                                          17,700            18,303,818
European Investment Bank
     3.000%, 08/15/06                                          34,000            33,933,666
     4.875%, 09/06/06                                          13,000            13,390,416
Inter-American Development Bank
     6.125%, 03/08/06                                          41,800            43,441,361
Nordic Investment Bank
     2.750%, 01/11/06                                          42,500            42,382,742
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
     5.000%, 03/28/06                                           7,000             7,190,407
     4.375%, 09/28/06                                          37,500            38,360,100
                                                                           ----------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $233,056,184)                                                           231,195,594
                                                                           ----------------
CANADA -- (11.7%)
BONDS -- (11.7%)
British Columbia, Province of
     4.625%, 10/03/06                                          48,500            49,704,352
Canada Housing Trust
     5.527%, 06/15/06@                                         31,500            27,532,862
Canadian Government Bonds
     6.750%, 08/28/06                                          46,700            49,557,526
Export Development Corp.
     2.750%, 12/12/05                                           8,600             8,598,237
Manitoba, Province of
     4.250%, 11/20/06                                          10,000            10,212,390
Ontario, Province of
     3.500%, 09/08/06@                                         60,300            51,164,098
                                                                           ----------------
TOTAL BONDS
  (Cost $191,967,280)                                                           196,769,465
                                                                           ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Canadian Dollars
   (Cost $830)                                                                          915
                                                                           ----------------
TOTAL -- CANADA
  (Cost $191,968,110)                                                           196,770,380
                                                                           ----------------

                                                          FACE
                                                         AMOUNT                      VALUE+
                                                         -------                     ------
                                                          (000)
NETHERLANDS -- (5.2%)
BONDS -- (5.2%)
Bank Nederlandse Gemeenten
     4.375%, 12/30/05                                $         37,500      $     38,048,250
     5.250%, 04/10/06                                           7,400             7,610,160
Nederlandse Waterschapsbank NV
     4.250%, 12/28/05                                          10,000            10,127,000
Rabobank
     5.750%, 05/25/06                                          30,000            31,119,000
                                                                           ----------------
TOTAL -- NETHERLANDS
   (Cost $87,632,929)                                                            86,904,410
                                                                           ----------------
GERMANY -- (8.3%)
BONDS -- (8.3%)
Bayerische Landesbank Medium
   Term Notes
     2.500%, 04/28/06                                          42,400            41,704,216
KFW International Finance, Inc.
   Corporate Bonds
     5.250%, 06/28/06                                          45,000            46,565,325
Landeskreditbank
   Baden-Wuerttemberg - Foerderbank
     4.500%, 12/30/05                                           7,000             7,112,700
Landwirtschaft Rentenbank
     4.500%, 10/23/06                                          24,237            24,787,858
Landwirtschaft Rentenbank
     6.625%, 12/08/05                                          18,500            19,166,000
                                                                           ----------------
TOTAL -- GERMANY
   (Cost $140,383,906)                                                          139,336,099
                                                                           ----------------
NORWAY -- (2.8%)
BONDS -- (2.8%)
Eksportfinans ASA
     5.750%, 06/06/06
     (Cost $47,691,149)                                        45,700            47,426,546
                                                                           ----------------
SWEDEN -- (2.4%)
BONDS -- (2.4%)
Sweden (Kingdom of)
     4.375%, 12/20/05
     (Cost $40,508,185)                                        39,500            40,135,950
                                                                           ----------------
SPAIN -- (2.3%)
BONDS -- (2.3%)
Institut de Credito Oficial
     2.750%, 12/05/05                                          17,000            16,976,710
     2.375%, 04/18/06                                          22,000            21,819,600
                                                                           ----------------
TOTAL -- SPAIN
   (Cost $39,049,135)                                                            38,796,310
                                                                           ----------------
UNITED KINGDOM -- (1.9%)
BONDS -- (1.9%)
BP Capital Markets P.L.C.
     4.625%, 12/12/05                                $          5,000      $      5,082,000
Landesbank Baden-Wuerttemberg
   Capital Markets P.L.C.
     5.500%, 02/23/06                                          26,000            26,738,400
                                                                           ----------------
TOTAL -- UNITED KINGDOM
   (Cost $32,088,934)                                                            31,820,400
                                                                           ----------------
FINLAND -- (1.2%)
BONDS -- (1.2%)
Republic of Finland
     5.875%, 02/27/06
     (Cost $20,467,487)                                        19,500            20,203,131
                                                                           ----------------
FRANCE -- (0.9%)
BONDS -- (0.9%)
Dexia Municipal Agency Medium Term
   Notes
     5.125%, 09/11/06
     (Cost $15,584,641)                                        15,000            15,452,100
                                                                           ----------------
AUSTRIA -- (0.6%)
BONDS -- (0.6%)
Bank Austria AG Medium Term Notes
     5.750%, 06/08/06
     (Cost $10,440,775)                                        10,000            10,366,000
                                                                           ----------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
  Repurchase Agreement, PNC Capital
     Markets, Inc, 1.88%, 12/01/04
     (Collateralized by $8,652,000 FNMA
     Notes 2.95%, 11/14/07, valued
     at $8,664,139) to be repurchased at
     $8,545,446
     (Cost $8,545,000)                                          8,545             8,544,554
                                                                           ----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,686,712,339)                                                   $  1,680,778,682
                                                                           ================

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  @  Denominated in local currency or the Euro.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                  THE U.S.       THE U.S.       THE U.S.        THE DFA
                                                                   LARGE         LARGE CAP       SMALL       INTERNATIONAL
                                                                  COMPANY         VALUE           CAP            VALUE
                                                                   SERIES         SERIES         SERIES         SERIES
                                                                ------------   ------------   ------------   --------------
ASSETS:
Investments at Value (including $365,201, $450,016, $156,464
   and $166,414 of securities on loan, respectively)            $  3,863,486   $  4,386,085   $  2,498,157   $    3,014,121
Cash                                                                   4,320              2             --               15
Receivables:
   Investment Securities Sold                                             --             --          5,363           39,221
   Dividends, Interest, and Tax Reclaims                              16,343          7,596          1,040            5,868
   Securities Lending                                                     23             20            147               82
   Fund Shares Sold                                                    3,420          4,261        106,707            4,249
Prepaid Expenses and Other Assets                                          2              2              1                1
                                                                ------------   ------------   ------------   --------------
    Total Assets                                                   3,887,594      4,397,966      2,611,415        3,063,557
                                                                ------------   ------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                  380,579        469,590        166,767          180,000
   Investment Securities Purchased                                        --          7,933         18,127           78,844
   Fund Shares Redeemed                                               12,686              1        105,251               19
   Due to Advisor                                                         73            318             56              450
Payable for Futures Margin Variation                                     128             --             --               --
Accrued Expenses and Other Liabilities                                   209            211            124              201
                                                                ------------   ------------   ------------   --------------
    Total Liabilities                                                393,675        478,053        290,325          259,514
                                                                ------------   ------------   ------------   --------------
NET ASSETS                                                      $  3,493,919   $  3,919,913   $  2,321,090   $    2,804,043
                                                                ============   ============   ============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                        N/A    211,325,458    144,271,555      174,867,617
                                                                ============   ============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                       N/A   $      18.55   $      16.09   $        16.04
                                                                ============   ============   ============   ==============
Investments at Cost                                             $  3,052,709   $  3,546,521   $  2,130,664   $    2,345,082
                                                                ============   ============   ============   ==============

                                                                                    THE        THE UNITED         THE
                                                                THE JAPANESE    PACIFIC RIM     KINGDOM       CONTINENTAL
                                                                   SMALL           SMALL         SMALL           SMALL
                                                                  COMPANY         COMPANY        COMPANY        COMPANY
                                                                   SERIES          SERIES        SERIES          SERIES
                                                                ------------   ------------   ------------   --------------
ASSETS:
Investments at Value (including $155,648, $29,601, $0
   and $53,654 of securities on loan, respectively)             $    772,092   $    316,726   $    381,714   $      713,041
Cash                                                                      15             15             15               15
Receivables:
   Investment Securities Sold                                            202          1,256              5              858
   Dividends, Interest, and Tax Reclaims                               1,970            347            530              821
   Securities Lending                                                    206             40             --               60
   Fund Shares Sold                                                    6,826          2,251          3,646              318
Prepaid Expenses and Other Assets                                          2             --             --               --
                                                                ------------   ------------   ------------   --------------
    Total Assets                                                     781,313        320,635        385,910          715,113
                                                                ------------   ------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                  166,179         37,129             --           60,195
   Investment Securities Purchased                                     9,868            426          8,057              136
   Due to Advisor                                                         49             23             30               52
Accrued Expenses and Other Liabilities                                    85             58             60               86
                                                                ------------   ------------   ------------   --------------
    Total Liabilities                                                176,181         37,636          8,147           60,469
                                                                ------------   ------------   ------------   --------------
NET ASSETS                                                      $    605,132   $    282,999   $    377,763   $      654,644
                                                                ============   ============   ============   ==============
Investments at Cost                                             $    803,307   $    293,170   $    284,903   $      454,301
                                                                ============   ============   ============   ==============

                 See accompanying Notes to Financial Statements.

                                                                        THE
                                                         THE          EMERGING        THE DFA
                                                       EMERGING       MARKETS      TWO-YEAR GLOBAL
                                                        MARKETS      SMALL CAP      FIXED INCOME
                                                        SERIES         SERIES          SERIES
                                                     ------------   ------------   ---------------
ASSETS:
Investments at Value                                 $  1,161,660   $    234,828   $     1,680,779
Cash                                                          277             62                15
Receivables:
   Investment Securities Sold                                 362          1,245                --
   Dividends, Interest, and Tax Reclaims                    1,494            345            21,589
   Fund Shares Sold                                           916          2,391             3,245
Unrealized Gain on Forward Currency Contracts                  --             --             1,688
Prepaid Expenses and Other Assets                               1             --                 1
                                                     ------------   ------------   ---------------
    Total Assets                                        1,164,710        238,871         1,707,317
                                                     ------------   ------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                            246            372                --
   Fund Shares Redeemed                                       238             --                --
   Due to Advisor                                              92             37                71
Deferred Thailand Capital Gains Tax                         3,676            529                --
Accrued Expenses and Other Liabilities                        196             68               114
                                                     ------------   ------------   ---------------
    Total Liabilities                                       4,448          1,006               185
                                                     ------------   ------------   ---------------
NET ASSETS                                           $  1,160,262   $    237,865   $     1,707,132
                                                     ============   ============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                             N/A            N/A       170,926,930
                                                     ============   ============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                            N/A            N/A   $          9.99
                                                     ============   ============   ===============
Investments at Cost                                  $    817,432   $    180,409   $     1,686,712
                                                     ============   ============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.        THE U.S.      THE U.S.        THE DFA
                                                                   LARGE         LARGE CAP       SMALL       INTERNATIONAL
                                                                   COMPANY         VALUE          CAP            VALUE
                                                                   SERIES         SERIES         SERIES          SERIES
                                                                ------------   ------------   ------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
     $0, $0 and $5,119, respectively)                           $     66,149   $     48,899   $     14,978   $       52,733
   Interest                                                              661            453            295              318
   Income from Securities Lending                                        356            375          1,132            2,413
                                                                ------------   ------------   ------------   --------------
        Total Investment Income                                       67,166         49,727         16,405           55,464
                                                                ------------   ------------   ------------   --------------
EXPENSES
   Investment Advisory Services                                          823          3,190            534            4,209
   Accounting & Transfer Agent Fees                                      494            952            531            1,022
   Custodian Fees                                                        108            303            169              570
   Legal Fees                                                             29             21             12               20
   Audit Fees                                                             43             47             23               28
   S&P 500 Fees                                                           80             --             --               --
   Shareholders' Reports                                                  36             43             24               14
   Trustees' Fees and Expenses                                            33             27              9                9
   Other                                                                  58             51             31               67
                                                                ------------   ------------   ------------   --------------
        Total Expenses                                                 1,704          4,634          1,333            5,939
                                                                ------------   ------------   ------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       65,462         45,093         15,072           49,525
                                                                ------------   ------------   ------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                  (2,763)        84,609        113,151          115,062
   Net Realized Gain (Loss) on Futures                                 9,374             --             --               --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                         --             --             --             (332)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      317,965        496,658        180,068          436,284
     Futures                                                             714             --             --               --
     Translation of Foreign Currency Denominated
        Amounts                                                           --             --             --              162
                                                                ------------   ------------   ------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                325,290        581,267        293,219          551,176
                                                                ------------   ------------   ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $    390,752   $    626,360   $    308,291   $      600,701
                                                                ============   ============   ============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                    THE        THE UNITED        THE
                                                                THE JAPANESE    PACIFIC RIM     KINGDOM       CONTINENTAL
                                                                    SMALL          SMALL         SMALL           SMALL
                                                                   COMPANY        COMPANY       COMPANY         COMPANY
                                                                   SERIES         SERIES         SERIES          SERIES
                                                                ------------   ------------   ------------   --------------
INVESTMENT INCOME

   Dividends (Net of Foreign Taxes Withheld of $430,
     $214, $786 and $1,719, respectively)                       $      5,742   $      7,953   $      8,331   $       11,809
   Interest                                                               89             41             63               78
   Income from Securities Lending                                      1,854            348             --              952
                                                                ------------   ------------   ------------   --------------
        Total Investment Income                                        7,685          8,342          8,394           12,839
                                                                ------------   ------------   ------------   --------------
EXPENSES

   Investment Advisory Services                                          448            202            283              547
   Accounting & Transfer Agent Fees                                      485            259            359              549
   Custodian Fees                                                        226            179            102              283
   Legal Fees                                                              5             --              2                7
   Audit Fees                                                              8              1              4                9
   Shareholders' Reports                                                   5             --              3                6
   Trustees' Fees and Expenses                                             4              2              2                5
   Other                                                                  16              6              8               23
                                                                ------------   ------------   ------------   --------------
        Total Expenses                                                 1,197            649            763            1,429
                                                                ------------   ------------   ------------   --------------
   NET INVESTMENT INCOME (LOSS)                                        6,488          7,693          7,631           11,410
                                                                ------------   ------------   ------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY

   Net Realized Gain (Loss) on Investment Securities Sold              4,671          8,924          7,907           20,346
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        (28)            69            (42)             114
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      101,600         37,804         56,621          139,855
     Translation of Foreign Currency Denominated
        Amounts                                                          127             16            (12)             (20)
                                                                ------------   ------------   ------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND

     FOREIGN CURRENCY                                                106,370         46,813         64,474          160,295
                                                                ------------   ------------   ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING

   FROM OPERATIONS                                              $    112,858   $     54,506   $     72,105   $      171,705
                                                                ============   ============   ============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                  THE
                                                                   THE          EMERGING        THE DFA
                                                                 EMERGING        MARKETS     TWO-YEAR GLOBAL
                                                                  MARKETS       SMALL CAP     FIXED INCOME
                                                                  SERIES          SERIES         SERIES
                                                               ------------   ------------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,796,
     $524 and $0, respectively)                                $     24,636   $      4,085                --
   Interest                                                             163             34   $        31,088
                                                               ------------   ------------   ---------------
        Total Investment Income                                      24,799          4,119            31,088
                                                               ------------   ------------   ---------------
EXPENSES
   Investment Advisory Services                                         844            337               748
   Accounting & Transfer Agent Fees                                     691            216               727
   Custodian Fees                                                       983            303               117
   Legal Fees                                                            11              2                10
   Audit Fees                                                            14              3                23
   Shareholders' Reports                                                 10              2                17
   Directors' Fees and Expenses                                          11              1                17
   Other                                                                 41             12                24
                                                               ------------   ------------   ---------------
        Total Expenses                                                2,605            876             1,683
                                                               ------------   ------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                      22,194          3,243            29,405
                                                               ------------   ------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                84         10,731            (6,273)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                    (1,491)          (378)           (7,224)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     245,707         35,801            (2,216)
     Translation of Foreign Currency Denominated
        Amounts                                                          61             42             1,735
   Deferred Thailand Capital Gains Tax                                 (985)           410                --
                                                               ------------   ------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                               243,376         46,606           (13,978)
                                                               ------------   ------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $    265,570   $     49,849   $        15,427
                                                               ============   ============   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                               THE U.S.                          THE U.S.
                                                            LARGE COMPANY                    LARGE CAP VALUE
                                                               SERIES                            SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                      NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       65,462   $       45,762   $       45,093   $       31,384
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        (2,763)        (137,474)          84,609          (48,309)
   Net Realized Gain (Loss) on Futures                      9,374            9,903               --               --
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                      --               --               --               --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            317,965          447,952          496,658          415,785
    Translation of Foreign Currency
    Denominated Amounts                                        --               --               --               --
    Futures                                                   714           (3,012)              --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             390,752          363,131          626,360          398,860
                                                   --------------   --------------   --------------   --------------
Distributions From:
   Net Investment Income                                       --               --          (33,641)         (31,464)
   Net Short-Term Gains                                        --               --               --               --
   Net Long-Term Gains                                         --               --               --               --
                                                   --------------   --------------   --------------   --------------
    Total Distributions                                        --               --          (33,641)         (31,464)
                                                   --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued                                               --               --          857,913          495,839
   Shares Issued in Lieu of Cash Distributions                 --               --           32,697           31,027
   Shares Redeemed                                             --               --          (74,078)        (121,409)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Capital Share
    Transactions                                               --               --          816,532          405,457
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                          571,038          547,508               --               --
   Withdrawals                                           (468,868)        (533,199)              --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                           102,170           14,309               --               --
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             492,922          377,440        1,409,251          772,853
NET ASSETS
   Beginning of Period                                  3,000,997        2,623,557        2,510,662        1,737,809
                                                   --------------   --------------   --------------   --------------
   End of Period                                   $    3,493,919   $    3,000,997   $    3,919,913   $    2,510,662
                                                   ==============   ==============   ==============   ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                            50,791           36,572
    Shares Issued in Lieu of Cash Distributions               N/A              N/A            1,939            2,270
    Shares Redeemed                                                                          (4,363)          (9,461)
                                                                                     --------------   --------------
                                                                                             48,367           29,381
                                                                                     ==============   ==============

                                                               THE U.S.                          THE DFA
                                                              SMALL CAP                    INTERNATIONAL VALUE
                                                                SERIES                           SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                      NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       15,072   $        8,625   $       49,525   $       31,730
   Net Realized Gain (Loss) on Investment
    Securities Sold                                       113,151           11,512          115,062           (3,540)
   Net Realized Gain (Loss) on Futures                         --               --               --               --
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                      --               --             (332)             205
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            180,068          370,338          436,284          379,196
    Translation of Foreign Currency
    Denominated Amounts                                        --               --              162              114
    Futures                                                    --               --               --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             308,291          390,475          600,701          407,705
                                                   --------------   --------------   --------------   --------------
Distributions From:
   Net Investment Income                                  (10,116)          (8,820)         (44,310)         (30,082)
   Net Short-Term Gains                                      (638)              --               --               --
   Net Long-Term Gains                                         --               --               --           (1,177)
                                                   --------------   --------------   --------------   --------------
    Total Distributions                                   (10,754)          (8,820)         (44,310)         (31,259)
                                                   --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued                                          890,063          397,476          728,312          542,740
   Shares Issued in Lieu of Cash Distributions             10,424            8,584           42,852           31,258
   Shares Redeemed                                       (345,420)        (171,130)        (128,290)        (471,133)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Capital Share
    Transactions                                          555,067          234,930          642,874          102,865
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                               --               --               --               --
   Withdrawals                                                 --               --               --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                                --               --               --               --
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             852,604          616,585        1,199,265          479,311
NET ASSETS
   Beginning of Period                                  1,468,486          851,901        1,604,778        1,125,467
                                                   --------------   --------------   --------------   --------------
   End of Period
                                                   $    2,321,090   $    1,468,486   $    2,804,043   $    1,604,778
                                                   ==============   ==============   ==============   ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          60,867           34,898           51,724           53,795
    Shares Issued in Lieu of Cash Distributions               728              658            3,072            2,986
    Shares Redeemed                                       (23,461)         (15,197)          (9,358)         (47,941)
                                                   --------------   --------------   --------------   --------------
                                                           38,134           20,359           45,438            8,840
                                                   ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                            THE JAPANESE                    THE PACIFIC RIM
                                                            SMALL COMPANY                     SMALL COMPANY
                                                               SERIES                            SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR              YEAR             YEAR             YEAR
                                                       ENDED             ENDED            ENDED            ENDED
                                                      NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        6,488   $        3,245   $        7,693   $        4,147
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         4,671          (18,120)           8,924             (436)
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     (28)              54               69               18
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            101,600          101,101           37,804           56,281
    Translation of Foreign Currency
    Denominated Amounts                                       127               16               16                4
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             112,858           86,296           54,506           60,014
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                          214,817           53,153           82,852           25,155
   Withdrawals                                             (6,242)         (50,797)         (11,124)         (50,041)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                           208,575            2,356           71,728          (24,886)
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             321,433           88,652          126,234           35,128
NET ASSETS
   Beginning of Period                                    283,699          195,047          156,765          121,637
                                                   --------------   --------------   --------------   --------------
   End of Period                                   $      605,132   $      283,699   $      282,999   $      156,765
                                                   ==============   ==============   ==============   ==============

                                                         THE UNITED KINGDOM                  THE CONTINENTAL
                                                            SMALL COMPANY                     SMALL COMPANY
                                                               SERIES                            SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR              YEAR             YEAR             YEAR
                                                       ENDED             ENDED            ENDED            ENDED
                                                      NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        7,631   $        3,789   $       11,410   $        7,753
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         7,907           (1,016)          20,346           12,045
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     (42)              30              114              315
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             56,621           42,580          139,855          120,867
    Translation of Foreign Currency
    Denominated Amounts                                       (12)               5              (20)              69
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                              72,105           45,388          171,705          141,049
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                          148,279           41,630           70,258           97,585
   Withdrawals                                             (3,538)         (25,000)         (35,726)         (53,295)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                           144,741           16,630           34,532           44,290
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             216,846           62,018          206,237          185,339
NET ASSETS
   Beginning of Period                                    160,917           98,899          448,407          263,068
                                                   --------------   --------------   --------------   --------------
   End of Period                                   $      377,763   $      160,917   $      654,644   $      448,407
                                                   ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                   THE
                                                                 THE                             EMERGING
                                                           EMERGING MARKETS                  MARKETS SMALL CAP
                                                               SERIES                            SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                      NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       22,194   $        9,466   $        3,243   $        1,764
   Net Realized Gain (Loss) on Investment
    Securities Sold                                            84           (6,216)          10,731              332
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                  (1,491)            (283)            (378)            (143)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            245,707          148,355           35,801           32,404
    Translation of Foreign Currency
    Denominated Amounts                                        61               10               42               --
   Deferred Thailand Capital Gains Tax                       (985)          (1,826)             410             (720)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             265,570          149,506           49,849           33,637
                                                   --------------   --------------   --------------   --------------
Distributions From:
   Net Investment Income                                       --               --               --               --
   Net Short-Term Gains                                        --               --               --               --
   Net Long-Term Gains                                         --               --               --               --
                                                   --------------   --------------   --------------   --------------
    Total Distributions                                        --               --               --               --
                                                   --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued                                               --               --               --               --
   Shares Issued in Lieu of Cash Distributions                 --               --               --               --
   Shares Redeemed                                             --               --               --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Capital Share
    Transactions                                               --               --               --               --
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                          377,916          156,160           89,119           36,904
   Withdrawals                                            (90,785)         (41,298)         (18,847)          (1,126)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                           287,131          114,862           70,272           35,778
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             552,701          264,368          120,121           69,415
NET ASSETS
   Beginning of Period                                    607,561          343,193          117,744           48,329
                                                   --------------   --------------   --------------   --------------
   End of Period                                   $    1,160,262   $      607,561   $      237,865   $      117,744
                                                   ==============   ==============   ==============   ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued
    Shares Issued in Lieu of Cash Distributions               N/A              N/A              N/A              N/A
    Shares Redeemed

                                                               THE DFA
                                                           TWO-YEAR GLOBAL
                                                          FIXED INCOME SERIES
                                                   -------------------------------
                                                       YEAR              YEAR
                                                       ENDED             ENDED
                                                      NOV. 30,          NOV. 30,
                                                       2004              2003
                                                   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       29,405   $       17,497
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        (6,273)          13,434
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                  (7,224)            (298)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             (2,216)          (9,932)
    Translation of Foreign Currency
    Denominated Amounts                                     1,735              306
   Deferred Thailand Capital Gains Tax                         --               --
                                                   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                              15,427           21,007
                                                   --------------   --------------
Distributions From:
   Net Investment Income                                  (21,943)         (17,698)
   Net Short-Term Gains                                   (13,106)              --
   Net Long-Term Gains                                       (354)         (10,965)
                                                   --------------   --------------
    Total Distributions                                   (35,403)         (28,663)
                                                   --------------   --------------
Capital Share Transactions (1):
   Shares Issued                                          536,479          411,930
   Shares Issued in Lieu of Cash Distributions             35,234           28,394
   Shares Redeemed                                        (40,215)         (36,366)
                                                   --------------   --------------
   Net Increase (Decrease) From Capital Share
    Transactions                                          531,498          403,958
                                                   --------------   --------------
Transactions in Interest:
   Contributions                                               --               --
   Withdrawals                                                 --               --
                                                   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                                --               --
                                                   --------------   --------------
    Total Increase (Decrease)                             511,522          396,302
NET ASSETS
   Beginning of Period                                  1,195,610          799,308
                                                   --------------   --------------
   End of Period                                   $    1,707,132   $    1,195,610
                                                   ==============   ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          53,400           40,550
    Shares Issued in Lieu of Cash Distributions             3,515            2,803
    Shares Redeemed                                        (3,974)          (3,574)
                                                   --------------   --------------
                                                           52,941           39,779
                                                   ==============   ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    THE U.S. LARGE COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR            YEAR
                                               ENDED            ENDED            ENDED             ENDED           ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,        NOV. 30,
                                               2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        12.77%           15.05%          (16.59)%         (12.30)%          (4.25)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    3,493,919   $    3,000,997   $    2,623,557   $    2,831,650   $    3,138,812
Ratio of Expenses to Average Net Assets              0.05%            0.05%            0.05%            0.05%            0.06%
Ratio of Net Investment Income to
   Average Net Assets                                1.99%            1.75%            1.53%            1.26%            1.12%
Portfolio Turnover Rate                                 2%               8%              11%               8%               8%

                                                                    THE U.S. LARGE CAP VALUE SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR            YEAR
                                               ENDED            ENDED            ENDED             ENDED           ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,        NOV. 30,
                                               2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $        15.41   $        13.01   $        14.44   $        14.71   $        17.79
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.23             0.21             0.20             0.25             0.33
   Net Gains (Losses) on Securities                  3.09             2.41            (1.43)            1.25             0.04
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                 3.32             2.62            (1.23)            1.50             0.37
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.18)           (0.22)           (0.20)           (0.27)           (0.32)
   Net Realized Gains                                  --               --               --            (1.50)           (3.13)
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                             (0.18)           (0.22)           (0.20)           (1.77)           (3.45)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $        18.55   $        15.41   $        13.01   $        14.44   $        14.71
=============================================================================================================================
Total Return                                        21.68%           20.34%           (8.64)%          10.97%            3.06%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    3,919,913   $    2,510,662   $    1,737,809   $    1,637,083   $    1,735,343
Ratio of Expenses to Average Net Assets              0.15%            0.15%            0.15%            0.15%            0.16%
Ratio of Net Investment Income to
   Average Net Assets                                1.41%            1.62%            1.49%            1.66%            2.20%
Portfolio Turnover Rate                                 7%               7%               9%               6%              26%

NA+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                                                                      THE U.S. SMALL CAP SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                               2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $        13.84   $         9.93   $        11.08   $        11.67   $        12.24
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.12             0.08             0.09             0.10             0.11
   Net Gains (Losses) on Securities                  2.22             3.92            (1.00)            1.24             0.65
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                 2.34             4.00            (0.91)            1.34             0.76
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.08)           (0.09)           (0.10)           (0.10)           (0.11)
   Net Realized Gains                               (0.01)              --            (0.14)           (1.83)           (1.22)
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                             (0.09)           (0.09)           (0.24)           (1.93)           (1.33)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $        16.09   $        13.84   $         9.93   $        11.08   $        11.67
=============================================================================================================================
Total Return                                        16.99%           40.32%           (8.42)%          13.08             6.48%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    2,321,090   $    1,468,486   $      851,901   $      991,082   $      768,151
Ratio of Expenses to Average Net Assets              0.07%            0.08%            0.08%            0.08%            0.08%
Ratio of Net Investment Income to Average
   Net Assets                                        0.85%            0.84%            0.81%            0.94%            0.99%
Portfolio Turnover Rate                                16%              16%              34%              13%              38%

                                                                  THE DFA INTERNATIONAL VALUE SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                               2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $        12.40   $         9.33   $        10.15   $        12.07   $        13.18
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.33             0.27             0.24             0.27             0.27
   Net Gains (Losses) on Securities                  3.61             3.06            (0.78)           (1.49)           (0.31)
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                 3.94             3.33            (0.54)           (1.22)           (0.04)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.30)           (0.25)           (0.25)           (0.27)           (0.26)
   Net Realized Gains                                  --            (0.01)           (0.03)           (0.43)           (0.81)
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                             (0.30)           (0.26)           (0.28)           (0.70)           (1.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $        16.04   $        12.40   $         9.33   $        10.15   $        12.07
=============================================================================================================================
Total Return                                        32.15%           36.24%           (5.53)%         (10.75)%          (0.51)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    2,804,043   $    1,604,778   $    1,125,467   $    1,208,100   $    1,553,481
Ratio of Expenses to Average Net Assets              0.28%            0.30%            0.30%            0.29%            0.29%
Ratio of Net Investment Income to Average
   Net Assets                                        2.35%            2.61%            2.36%            2.32%            2.13%
Portfolio Turnover Rate                                15%              14%              18%               6%               9%

                 See accompanying Notes to Financial Statements.

                                                                   THE JAPANESE SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                                YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV.30,          NOV.30,          NOV.30,           NOV.30,           NOV.30,
                                               2004             2003             2002              2001              2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        32.73%           47.87%           (9.62)%         (13.51)%          (9.93)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      605,132   $      283,699   $      195,047   $      196,187   $      196,118
Ratio of Expenses to Average Net Assets              0.27%            0.28%            0.27%            0.28%            0.27%
Ratio of Net Investment Income to Average
  Net Assets                                         1.45%            1.41%            1.26%            1.41%            1.38%
Portfolio Turnover Rate                                 5%              16%               5%               9%               6%

                                                                THE PACIFIC RIM SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV.30,          NOV.30,          NOV.30,           NOV.30,           NOV.30,
                                               2004             2003             2002              2001              2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        27.40%           61.47%            7.28%            2.84%          (10.99)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      282,999   $      156,765   $      121,637   $      130,554   $      131,888
Ratio of Expenses to Average Net Assets              0.32%            0.31%            0.32%            0.28%            0.29%
Ratio of Net Investment Income to Average
  Net Assets                                         3.82%            3.35%            3.77%            3.69%            4.10%
Portfolio Turnover Rate                                11%              15%              26%              10%               7%

NA+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                   THE UNITED KINGDOM SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                                2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        29.68%           44.65%           (4.67)%          (4.89)%          (6.18)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      377,763   $      160,917   $       98,899   $       96,741   $      109,806
Ratio of Expenses to Average Net Assets              0.27%            0.26%            0.26%            0.27%            0.26%
Ratio of Net Investment Income to Average
   Net Assets                                        2.70%            3.25%            3.03%            2.86%            3.06%
Portfolio Turnover Rate                                 7%               7%               6%              14%              11%

                                                                  THE CONTINENTAL SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                                2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        36.57%           52.86%            3.22%           (5.43)%           2.67%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      654,644   $      448,407   $      263,068   $      210,337   $      226,724
Ratio of Expenses to Average Net Assets              0.26%            0.30%            0.31%            0.30%            0.28%
Ratio of Net Investment Income to Average
   Net Assets                                        2.09%            2.49%            2.22%            2.73%            2.36%
Portfolio Turnover Rate                                 9%              11%              12%              12%               9%

NA+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                       THE EMERGING MARKETS SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                                2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                          --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        35.47%           39.67%            2.10%           (8.54)%         (22.30)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    1,160,262   $      607,561   $      343,193   $      307,720   $      296,726
Ratio of Expenses to Average Net Assets              0.31%            0.34%            0.34%            0.46%            0.46%
Ratio of Net Investment Income to Average
   Net Assets                                        2.63%            2.23%            1.64%            1.94%            1.33%
Portfolio Turnover Rate                                 2%               1%               8%               6%              12%

                                                                THE EMERGING MARKETS SMALL CAP SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                                2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                          --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        35.22%           52.80%           13.07%           (9.55)%         (23.28)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      237,865   $      117,744   $       40,379   $       34,687   $       32,572
Ratio of Expenses to Average Net Assets              0.52%            0.54%            0.51%            0.63%            0.66%
Ratio of Net Investment Income to Average
   Net Assets                                        1.93%            2.44%            2.03%            2.17%            1.69%
Portfolio Turnover Rate                                11%               6%              16%              14%              20%

NA+ Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                            THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                          ----------------------------------------------------------------------------------
                                              YEAR             YEAR            YEAR              YEAR             YEAR
                                              ENDED            ENDED           ENDED             ENDED            ENDED
                                             NOV. 30,         NOV. 30,        NOV. 30,          NOV. 30,         NOV. 30,
                                              2004             2003             2002             2001             2000
                                          --------------   --------------   --------------   --------------   --------------
Net Asset Value, Beginning of Period      $        10.13   $        10.22   $        10.03   $         9.70   $        10.11
                                          --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                     0.12             0.25             0.30             0.44             0.84
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       --            (0.01)            0.16             0.22            (0.23)
                                          --------------   --------------   --------------   --------------   --------------
      Total from Investment Operations              0.12             0.24             0.46             0.66             0.61
                                          --------------   --------------   --------------   --------------   --------------
LESS DISTRIBUTIONS
   Net Investment Income                           (0.15)           (0.19)           (0.27)           (0.14)           (1.02)
   Net Realized Gains                              (0.11)           (0.14)              --               --               --
   Return of Capital                                  --               --               --            (0.19)              --
                                          --------------   --------------   --------------   --------------   --------------
      Total Distributions                          (0.26)           (0.33)           (0.27)           (0.33)           (1.02)
                                          --------------   --------------   --------------   --------------   --------------
Net Asset Value, End of Period            $         9.99   $        10.13   $        10.22   $        10.03   $         9.70
                                          ==============   ==============   ==============   ==============   ==============
Total Return                                        1.22%            2.36%            4.60%            6.91%            6.30%

Net Assets, End of Period (thousands)     $    1,707,132   $    1,195,610   $      799,308   $      596,209   $      518,518
Ratio of Expenses to Average Net
   Assets                                           0.11%            0.13%            0.14%            0.15%            0.15%
Ratio of Net Investment Income to
   Average Net Assets                               1.96%            1.78%            3.20%            4.54%            5.03%
Portfolio Turnover Rate                              131%             144%             138%             113%              73%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2004, the Trust consisted of twenty-one investment portfolios ("the Portfolios"), of which eleven are included in this section of the report. (collectively, the "Series"):

The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series (the "Domestic Equity Portfolios")
The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series (the "International Fixed Income
Portfolio")
The DFA Two-Year Global Fixed Income Series (the "International Equity Portfolios") (together, the "International Portfolios")

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The DFA Two-Year Global Fixed Income Series are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Two-Year Global Fixed Income Series may also enter into forward foreign currency contracts soley for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

          The U.S. Large Company Series                   0.025 of 1%
          The U.S. Large Cap Value Series                  0.10 of 1%
          The U.S. Small Cap Series                        0.03 of 1%
          The DFA International Value Series               0.20 of 1%
          The Japanese Small Company Series                0.10 of 1%
          The Pacific Rim Small Company Series             0.10 of 1%
          The United Kingdom Small Company Series          0.10 of 1%
          The Continental Small Company Series             0.10 of 1%
          The Emerging Markets Series                      0.10 of 1%
          The Emerging Markets Small Cap Series            0.20 of 1%
          The DFA Two-Year Global Fixed Income Series      0.05 of 1%

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

            The U.S. Large Company Series                  $     55,348
            The U.S. Large Cap Value Series                      52,268
            The U.S. Small Cap Series                            28,911
            The DFA International Value Series                   33,960
            The Japanese Small Company Series                     7,191
            The Pacific Rim Small Company Series                  3,222
            The United Kingdom Small Company Series               4,597
            The Continental Small Company Series                  9,063
            The Emerging Markets Series                          13,548
            The Emerging Markets Small Cap Series                 2,710
            The DFA Two-Year Global Fixed Income Series          24,670

E.  PURCHASE AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                     U.S. GOVERNMENT               OTHER INVESTMENT
                                                       SECURITIES                    SECURITIES
                                               ----------------------------  ----------------------------
                                                 PURCHASES         SALES       PURCHASES       SALES
                                               -------------  -------------  -------------  -------------
The U.S. Large Company Series                             --             --  $     226,523  $      62,048
The U.S. Large Cap Value Series                           --             --      1,043,610        211,695
The U.S. Small Cap Series                                 --             --        812,693        280,940
The DFA International Value Series                        --             --        966,299        308,148
The Japanese Small Company Series                         --             --        230,758         20,708
The Pacific Rim Small Company Series                      --             --        101,051         21,708
The United Kingdom Small Company Series                   --             --        136,795         19,199
The Continental Small Company Series                      --             --         95,467         46,846
The Emerging Markets Series                               --             --        315,369         13,502
The Emerging Markets Small Cap Series                     --             --         91,916         18,602
The DFA Two-Year Global Fixed Income Series    $   1,201,117  $   1,019,667      1,253,968        898,312

F. FEDERAL INCOME TAXES:

     It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, and net realized gains on securities considered to be "passive foreign investment companies" (amounts in thousands):

                                                                INCREASE         INCREASE
                                                               (DECREASE)       (DECREASE)
                                                INCREASE       ACCUMULATED     UNDISTRIBUTED
                                               (DECREASE)      NET REALIZED    NET INVESTMENT
                                             PAID-IN CAPITAL  GAINS (LOSSES)       INCOME
                                             ---------------  --------------   --------------
The DFA International Value Series                       --   $      (11,672)  $       11,672
The DFA Two-Year Global Fixed Income Series              --            7,187           (7,187)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                        ORDINARY
                                       INCOME AND
                                       SHORT-TERM      LONG-TERM
                                     CAPITAL GAINS    CAPITAL GAINS      TOTAL
                                     --------------  --------------  --------------
The U.S. Large Cap Value Series
2004                                 $       33,641              --  $       33,641
2003                                         31,464              --          31,464
The U.S. Small Cap Series
2004                                         10,754              --          10,754
2003                                          8,820              --           8,820
The DFA International Value Series
2004                                         44,310              --          44,310
2003                                         30,082  $        1,177          31,259
The DFA Two-Year Global Fixed Income
Series
2004                                         35,086             317          35,403
2003                                         17,698          10,965          28,663

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                         TOTAL NET
                                                                                                       DISTRIBUTABLE
                                                   UNDISTRIBUTED    UNDISTRIBUTED       CAPITAL          EARNINGS
                                                  NET INVESTMENT      LONG-TERM          LOSS          (ACCUMULATED
                                                      INCOME        CAPITAL GAINS     CARRYFORWARD        LOSSES)
                                                  ---------------  ---------------  ---------------   ---------------
The U.S. Large Cap Value Series                   $        13,203  $         3,947               --   $        17,150
The U.S. Small Cap Series                                  23,732           94,427               --           118,159
The DFA International Value Series                         22,727          104,819               --           127,546
The DFA Two-Year Global Fixed Income Series                 4,286               --  $        (6,273)           (1,987)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                             EXPIRES ON NOVEMBER 30,
                                             -----------------------
                                                2012       TOTAL
                                              ---------  ---------
The DFA Two-Year Global Fixed Income Series   $   6,273  $   6,273

     During the year ended November 30, 2004, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

          The U.S. Large Cap Value Series     $    80,662,000
          The DFA International Value Series        3,507,000

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                         MARK TO MARKET  REALIZED GAINS
                                         --------------  --------------
The DFA International Value Series       $   10,083,171  $   12,003,955
The Japanese Small Company Series             3,639,564          92,868
The Pacific Rim Small Company Series          1,131,373       1,633,733
The United Kingdom Small Company Series       1,424,643          32,840
The Continental Small Company Series          3,269,647       1,120,728
The Emerging Markets Series                   2,976,502         318,491
The Emerging Markets Small Cap Series           214,365         435,517

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Series, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                   NET
                                                                                                UNREALIZED
                                                 FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
                                                TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                             --------------  --------------  --------------   --------------
The U.S. Large Company Series                $    3,213,488  $    1,038,480  $     (388,482)  $      649,998
The U.S. Large Cap Value Series                   3,546,521       1,009,036        (169,472)         839,564
The U.S. Small Cap Series                         2,133,706         578,316        (213,865)         364,451
The DFA International Value Series                2,355,353         738,191         (79,423)         658,768
The Japanese Small Company Series                   810,005          88,467        (126,380)         (37,913)
The Pacific Rim Small Company Series                294,690          47,764         (25,728)          22,036
The United Kingdom Small Company Series             286,339         120,108         (24,733)          95,375
The Continental Small Company Series                457,571         287,262         (31,792)         255,470
The Emerging Markets Series                         820,836         405,526         (64,702)         340,824
The Emerging Markets Small Cap Series               180,624          71,535         (17,331)          54,204
The DFA Two-Year Global Fixed Income Series       1,686,713           6,486         (12,420)          (5,934)

G.  COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                            ACCUMULATED                     ACCUMULATED
                                               NET                          NET REALIZED
                                            INVESTMENT      ACCUMULATED       FOREIGN
                              PAID-IN         INCOME        NET REALIZED     EXCHANGE
                              CAPITAL         (LOSS)        GAIN (LOSS)      GAIN (LOSS)
                           --------------  --------------  --------------  --------------
The U.S. Large Cap
  Value Series             $    3,063,388  $       13,157  $        3,803              --
The U.S. Small Cap
  Series                        1,838,985           5,149         109,463              --
The DFA International
  Value Series                  2,017,396          18,196          99,382  $         (332)
The DFA Two-Year Global
  Fixed Income Series           1,715,027           9,895          (6,367)         (7,224)

                              UNREALIZED
                             APPRECIATION        UNREALIZED
                           (DEPRECIATION) OF    NET FOREIGN
                              INVESTMENT         EXCHANGE                                NUMBER OF
                            SECURITIES AND         GAIN               TOTAL NET           SHARES
                           FOREIGN CURRENCY       (LOSS)               ASSETS           AUTHORIZED
                           -----------------  -----------------   -----------------  -----------------
The U.S. Large Cap
  Value Series             $        839,565                  --   $       3,919,913          Unlimited
The U.S. Small Cap
  Series                            367,493                  --           2,321,090          Unlimited
The DFA International
  Value Series                      669,039   $             362           2,804,043          Unlimited
The DFA Two-Year Global
  Fixed Income Series                (5,934)              1,735           1,707,132          Unlimited

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

      2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

      3. FUTURES CONTRACTS. During the year ended November 30, 2004, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      At November 30, 2004, Large Company had outstanding 270 long futures contracts on the S&P 500 Index, all of which expire on December 17, 2004. The value of such contracts on November 30, 2004 was $79,251,750 which resulted in an unrealized gain of $2,955,600. Approximately $4,320,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

      Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

      4. FORWARD CURRENCY CONTRACTS: Forward Currency Contracts: The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements:

                                                                                                                        UNREALIZED
                                                                                                         VALUE AT        FOREIGN
                                             SETTLEMENT    CURRENCY                       CONTRACT      NOVEMBER 30,    EXCHANGE
                                                DATE         SOLD          CURRENCY        AMOUNT          2004        GAIN/(LOSS)
                                             ----------  ------------  ---------------  -------------  -------------  -------------
The DFA Two-Year Global Fixed Income Series   12/29/04     94,231,404  Canadian Dollar  $  80,912,412  $  79,224,188  $   1,688,224
                                                                                        -------------  -------------  -------------
                                                                                        $  80,912,412  $  79,224,188  $   1,688,224
                                                                                        =============  =============  =============

I.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated #by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line by the Series were as follows:

                                        WEIGHTED          WEIGHTED       NUMBER OF        INTEREST     MAXIMUM AMOUNT
                                         AVERAGE          AVERAGE          DAYS            EXPENSE     BORROWED DURING
                                      INTEREST RATE     LOAN BALANCE    OUTSTANDING       INCURRED       THE PERIOD
                                      -------------   --------------  --------------  --------------  ----------------
The Pacific Rim Small Company Series           1.75%  $      441,938             4    $           86  $        477,750
The United Kingdom Small
   Company Series                              2.51%         237,500             4                66           300,000

     There were no outstanding borrowings under the line of credit at November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

J.  SECURITIES LENDING:

     As of November 30, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series and The DFA Two-Year Global Fixed Income Series) and the summary schedules of portfolio holdings (for The DFA International Value Series, The Pacific Rim Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX, WILSHIRE REIT INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                    DFA REAL ESTATE                       WILSHIRE REIT
                                 SECURITIES PORTFOLIO   S&P 500 INDEX        INDEX
  11/30/94                         $        10,000        $  10,000        $  10,000
  12/31/94                         $        10,788        $  10,146        $  10,862
   1/31/95                         $        10,484        $  10,410        $  10,489
   2/28/95                         $        10,658        $  10,814        $  10,660
   3/31/95                         $        10,636        $  11,134        $  10,645
   4/30/95                         $        10,582        $  11,458        $  10,573
   5/31/95                         $        11,007        $  11,910        $  11,011
   6/30/95                         $        11,236        $  12,190        $  11,232
   7/31/95                         $        11,366        $  12,596        $  11,387
   8/31/95                         $        11,442        $  12,630        $  11,492
   9/30/95                         $        11,638        $  13,159        $  11,717
  10/31/95                         $        11,268        $  13,113        $  11,357
  11/30/95                         $        11,402        $  13,690        $  11,491
  12/31/95                         $        12,090        $  13,944        $  12,191
   1/31/96                         $        12,206        $  14,423        $  12,341
   2/29/96                         $        12,357        $  14,562        $  12,515
   3/31/96                         $        12,368        $  14,702        $  12,520
   4/30/96                         $        12,357        $  14,918        $  12,491
   5/31/96                         $        12,622        $  15,302        $  12,790
   6/30/96                         $        12,853        $  15,365        $  13,033
   7/31/96                         $        12,911        $  14,681        $  13,051
   8/31/96                         $        13,373        $  14,993        $  13,577
   9/30/96                         $        13,662        $  15,835        $  13,911
  10/31/96                         $        13,997        $  16,269        $  14,280
  11/30/96                         $        14,621        $  17,504        $  14,962
  12/31/96                         $        16,181        $  17,161        $  16,707
   1/31/97                         $        16,278        $  18,227        $  16,807
   2/28/97                         $        16,218        $  18,374        $  16,748
   3/31/97                         $        16,315        $  17,610        $  16,876
   4/30/97                         $        15,793        $  18,661        $  16,258
   5/31/97                         $        16,256        $  19,807        $  16,744
   6/30/97                         $        17,119        $  20,690        $  17,665
   7/31/97                         $        17,569        $  22,333        $  18,144
   8/31/97                         $        17,485        $  21,092        $  18,040
   9/30/97                         $        19,078        $  22,247        $  19,781
  10/31/97                         $        18,544        $  21,504        $  19,150
  11/30/97                         $        18,885        $  22,500        $  19,545
  12/31/97                         $        19,316        $  22,887        $  19,992
   1/31/98                         $        19,086        $  23,141        $  19,755
   2/28/98                         $        18,767        $  24,809        $  19,352
   3/31/98                         $        19,266        $  26,080        $  19,793
   4/30/98                         $        18,652        $  26,343        $  19,114
   5/31/98                         $        18,536        $  25,890        $  18,972
   6/30/98                         $        18,549        $  26,941        $  18,969
   7/31/98                         $        17,321        $  26,656        $  17,629
   8/31/98                         $        15,736        $  22,801        $  15,974
   9/30/98                         $        16,734        $  24,263        $  16,950
  10/31/98                         $        16,376        $  26,235        $  16,623
  11/30/98                         $        16,618        $  27,825        $  16,896
  12/31/98                         $        16,346        $  29,428        $  16,593
   1/31/99                         $        16,022        $  30,658        $  16,155
   2/28/99                         $        15,915        $  29,704        $  15,916
   3/31/99                         $        15,806        $  30,893        $  15,913
   4/30/99                         $        17,302        $  32,088        $  17,447
   5/31/99                         $        17,760        $  31,331        $  17,911
   6/30/99                         $        17,463        $  33,070        $  17,594
   7/31/99                         $        16,912        $  32,038        $  16,996
   8/31/99                         $        16,763        $  31,878        $  16,873
   9/30/99                         $        16,035        $  31,004        $  16,139
  10/31/99                         $        15,711        $  32,967        $  15,800
  11/30/99                         $        15,496        $  33,636        $  15,578
  12/31/99                         $        16,021        $  35,617        $  16,166
 1/31/2000                         $        16,121        $  33,829        $  16,268
 2/29/2000                         $        15,877        $  33,190        $  16,016
 3/31/2000                         $        16,449        $  36,436        $  16,650
 4/30/2000                         $        17,505        $  35,339        $  17,831
 5/31/2000                         $        17,762        $  34,615        $  18,059
 6/30/2000                         $        18,276        $  35,466        $  18,516
 7/31/2000                         $        19,803        $  34,913        $  20,258
 8/31/2000                         $        19,104        $  37,081        $  19,499
 9/30/2000                         $        19,790        $  35,123        $  20,247
10/31/2000                         $        18,947        $  34,976        $  19,381
11/30/2000                         $        19,290        $  32,220        $  19,784
12/31/2000                         $        20,569        $  32,377        $  21,185
 1/31/2001                         $        20,645        $  33,527        $  21,180
 2/28/2001                         $        20,313        $  30,469        $  20,831
 3/31/2001                         $        20,479        $  28,537        $  20,968
 4/30/2001                         $        20,887        $  30,755        $  21,430
 5/31/2001                         $        21,401        $  30,961        $  21,953
 6/30/2001                         $        22,672        $  30,209        $  23,252
 7/31/2001                         $        22,203        $  29,912        $  22,785
 8/31/2001                         $        23,020        $  28,040        $  23,692
 9/30/2001                         $        22,295        $  25,774        $  22,694
10/31/2001                         $        21,583        $  26,267        $  21,886
11/30/2001                         $        22,719        $  28,281        $  23,208
12/31/2001                         $        23,277        $  28,530        $  23,802
 1/31/2002                         $        23,198        $  28,114        $  23,709
 2/28/2002                         $        23,632        $  27,571        $  24,229
 3/31/2002                         $        25,109        $  28,608        $  25,794
 4/30/2002                         $        25,270        $  26,874        $  25,938
 5/31/2002                         $        25,606        $  26,675        $  26,286
 6/30/2002                         $        26,297        $  24,776        $  26,985
 7/31/2002                         $        24,964        $  22,843        $  25,525
 8/31/2002                         $        25,029        $  22,994        $  25,548
 9/30/2002                         $        24,130        $  20,495        $  24,536
10/31/2002                         $        22,909        $  22,298        $  23,219
11/30/2002                         $        23,936        $  23,612        $  24,329
12/31/2002                         $        24,249        $  22,223        $  24,660
 1/31/2003                         $        23,638        $  21,641        $  23,942
 2/28/2003                         $        24,064        $  21,316        $  24,378
 3/31/2003                         $        24,641        $  21,523        $  24,970
 4/30/2003                         $        25,575        $  23,297        $  25,931
 5/31/2003                         $        26,984        $  24,524        $  27,399
 6/30/2003                         $        27,546        $  24,838        $  27,991
 7/31/2003                         $        28,956        $  25,275        $  29,480
 8/31/2003                         $        29,159        $  25,768        $  29,725
 9/30/2003                         $        30,162        $  25,495        $  30,771
10/31/2003                         $        30,570        $  26,938        $  31,227
11/30/2003                         $        31,946        $  27,175        $  32,604
12/31/2003                         $        32,879        $  28,599        $  33,582
 1/31/2004                         $        34,232        $  29,125        $  34,925
 2/29/2004                         $        34,838        $  29,530        $  35,505
 3/31/2004                         $        36,831        $  29,084        $  37,639
 4/30/2004                         $        31,544        $  28,628        $  32,128
 5/31/2004                         $        33,823        $  29,020        $  34,583
 6/30/2004                         $        34,800        $  29,584        $  35,600
 7/31/2004                         $        34,943        $  28,605        $  35,781
 8/31/2004                         $        37,723        $  28,720        $  38,733
 9/30/2004                         $        37,597        $  29,032        $  38,551
10/31/2004                         $        39,627        $  29,475        $  40,691
11/30/2004                         $        41,351        $  30,668        $  42,514

   AVERAGE ANNUAL             ONE      FIVE      TEN
   TOTAL RETURN               YEAR     YEARS    YEARS
   --------------------------------------------------
                             29.44%    21.69%   15.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT Index courtesy of Wilshire Associates Incorporated.

[CHART]

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                         LARGE CAP         MSCI EAFE INDEX
                                  INTERNATIONAL PORTFOLIO  (NET DIVIDENDS)
  11/30/94                              $      10,000        $    10,000
  12/31/94                              $      10,102        $    10,063
   1/31/95                              $       9,811        $     9,677
   2/28/95                              $       9,742        $     9,649
   3/31/95                              $      10,393        $    10,251
   4/30/95                              $      10,761        $    10,636
   5/31/95                              $      10,633        $    10,510
   6/30/95                              $      10,470        $    10,325
   7/31/95                              $      11,062        $    10,968
   8/31/95                              $      10,625        $    10,550
   9/30/95                              $      10,805        $    10,756
  10/31/95                              $      10,650        $    10,466
  11/30/95                              $      10,937        $    10,757
  12/31/95                              $      11,420        $    11,191
   1/31/96                              $      11,394        $    11,237
   2/29/96                              $      11,358        $    11,275
   3/31/96                              $      11,593        $    11,515
   4/30/96                              $      11,906        $    11,850
   5/31/96                              $      11,759        $    11,632
   6/30/96                              $      11,828        $    11,697
   7/31/96                              $      11,489        $    11,356
   8/31/96                              $      11,540        $    11,381
   9/30/96                              $      11,880        $    11,683
  10/31/96                              $      11,775        $    11,564
  11/30/96                              $      12,323        $    12,024
  12/31/96                              $      12,144        $    11,869
   1/31/97                              $      11,602        $    11,454
   2/28/97                              $      11,780        $    11,642
   3/31/97                              $      11,940        $    11,684
   4/30/97                              $      12,038        $    11,746
   5/31/97                              $      12,801        $    12,510
   6/30/97                              $      13,688        $    13,199
   7/31/97                              $      13,928        $    13,413
   8/31/97                              $      12,970        $    12,411
   9/30/97                              $      13,813        $    13,106
  10/31/97                              $      12,676        $    12,100
  11/30/97                              $      12,667        $    11,976
  12/31/97                              $      12,813        $    12,081
   1/31/98                              $      13,283        $    12,633
   2/28/98                              $      14,006        $    13,444
   3/31/98                              $      14,475        $    13,858
   4/30/98                              $      14,565        $    13,967
   5/31/98                              $      14,573        $    13,899
   6/30/98                              $      14,754        $    14,004
   7/31/98                              $      14,853        $    14,146
   8/31/98                              $      13,082        $    12,393
   9/30/98                              $      12,666        $    12,014
  10/31/98                              $      13,932        $    13,266
  11/30/98                              $      14,709        $    13,945
  12/31/98                              $      15,146        $    14,496
   1/31/99                              $      15,054        $    14,452
   2/28/99                              $      14,722        $    14,108
   3/31/99                              $      15,392        $    14,697
   4/30/99                              $      16,016        $    15,292
   5/31/99                              $      15,189        $    14,504
   6/30/99                              $      15,850        $    15,070
   7/31/99                              $      16,300        $    15,518
   8/31/99                              $      16,411        $    15,575
   9/30/99                              $      16,531        $    15,732
  10/31/99                              $      17,164        $    16,314
  11/30/99                              $      17,816        $    16,881
  12/31/99                              $      19,462        $    18,396
 1/31/2000                              $      18,143        $    17,228
 2/29/2000                              $      18,535        $    17,692
 3/31/2000                              $      19,283        $    18,378
 4/30/2000                              $      18,292        $    17,411
 5/31/2000                              $      17,908        $    16,987
 6/30/2000                              $      18,581        $    17,651
 7/31/2000                              $      17,833        $    16,911
 8/31/2000                              $      17,991        $    17,058
 9/30/2000                              $      17,131        $    16,228
10/31/2000                              $      16,710        $    15,845
11/30/2000                              $      16,177        $    15,250
12/31/2000                              $      16,738        $    15,792
 1/31/2001                              $      16,663        $    15,784
 2/28/2001                              $      15,477        $    14,600
 3/31/2001                              $      14,489        $    13,626
 4/30/2001                              $      15,438        $    14,573
 5/31/2001                              $      14,944        $    14,059
 6/30/2001                              $      14,364        $    13,484
 7/31/2001                              $      14,089        $    13,238
 8/31/2001                              $      13,756        $    12,904
 9/30/2001                              $      12,437        $    11,596
10/31/2001                              $      12,769        $    11,893
11/30/2001                              $      13,197        $    12,332
12/31/2001                              $      13,252        $    12,405
 1/31/2002                              $      12,558        $    11,746
 2/28/2002                              $      12,634        $    11,828
 3/31/2002                              $      13,348        $    12,468
 4/30/2002                              $      13,387        $    12,551
 5/31/2002                              $      13,589        $    12,710
 6/30/2002                              $      13,088        $    12,204
 7/31/2002                              $      11,891        $    11,000
 8/31/2002                              $      11,863        $    10,974
 9/30/2002                              $      10,628        $     9,796
10/31/2002                              $      11,188        $    10,322
11/30/2002                              $      11,680        $    10,790
12/31/2002                              $      11,317        $    10,428
 1/31/2003                              $      10,864        $     9,993
 2/28/2003                              $      10,599        $     9,764
 3/31/2003                              $      10,393        $     9,573
 4/30/2003                              $      11,376        $    10,512
 5/31/2003                              $      12,054        $    11,149
 6/30/2003                              $      12,339        $    11,419
 7/31/2003                              $      12,624        $    11,695
 8/31/2003                              $      12,910        $    11,977
 9/30/2003                              $      13,303        $    12,346
10/31/2003                              $      14,100        $    13,115
11/30/2003                              $      14,405        $    13,407
12/31/2003                              $      15,471        $    14,454
 1/31/2004                              $      15,671        $    14,658
 2/29/2004                              $      16,021        $    14,997
 3/31/2004                              $      16,141        $    15,081
 4/30/2004                              $      15,641        $    14,740
 5/31/2004                              $      15,761        $    14,790
 6/30/2004                              $      16,199        $    15,114
 7/31/2004                              $      15,592        $    14,623
 8/31/2004                              $      15,693        $    14,688
 9/30/2004                              $      16,001        $    15,072
10/31/2004                              $      16,540        $    15,586
11/30/2004                              $      17,586        $    16,651

   AVERAGE ANNUAL             ONE      FIVE      TEN
   TOTAL RETURN               YEAR     YEARS    YEARS
   --------------------------------------------------
                              22.09%   -0.26%   5.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                         DFA FIVE-YEAR GLOBAL         LEHMAN
                                        FIXED INCOME PORTFOLIO    AGGREGATE INDEX
  11/30/94                                       $      10,000       $     10,000
  12/31/94                                       $       9,987       $     10,069
   1/31/95                                       $      10,068       $     10,268
   2/28/95                                       $      10,216       $     10,513
   3/31/95                                       $      10,419       $     10,577
   4/30/95                                       $      10,561       $     10,725
   5/31/95                                       $      10,820       $     11,140
   6/30/95                                       $      10,840       $     11,221
   7/31/95                                       $      10,934       $     11,197
   8/31/95                                       $      11,012       $     11,332
   9/30/95                                       $      11,167       $     11,442
  10/31/95                                       $      11,281       $     11,591
  11/30/95                                       $      11,525       $     11,765
  12/31/95                                       $      11,591       $     11,929
   1/31/96                                       $      11,687       $     12,008
   2/29/96                                       $      11,564       $     11,799
   3/31/96                                       $      11,650       $     11,717
   4/30/96                                       $      11,717       $     11,651
   5/31/96                                       $      11,831       $     11,628
   6/30/96                                       $      11,875       $     11,783
   7/31/96                                       $      11,978       $     11,815
   8/31/96                                       $      12,161       $     11,795
   9/30/96                                       $      12,379       $     12,000
  10/31/96                                       $      12,610       $     12,267
  11/30/96                                       $      12,807       $     12,477
  12/31/96                                       $      12,839       $     12,361
   1/31/97                                       $      12,950       $     12,399
   2/28/97                                       $      13,073       $     12,430
   3/31/97                                       $      12,984       $     12,292
   4/30/97                                       $      13,084       $     12,476
   5/31/97                                       $      13,183       $     12,595
   6/30/97                                       $      13,386       $     12,745
   7/31/97                                       $      13,550       $     13,089
   8/31/97                                       $      13,575       $     12,978
   9/30/97                                       $      13,702       $     13,170
  10/31/97                                       $      13,752       $     13,361
  11/30/97                                       $      13,815       $     13,422
  12/31/97                                       $      13,907       $     13,558
   1/31/98                                       $      14,044       $     13,731
   2/28/98                                       $      14,141       $     13,720
   3/31/98                                       $      14,230       $     13,767
   4/30/98                                       $      14,286       $     13,838
   5/31/98                                       $      14,397       $     13,970
   6/30/98                                       $      14,461       $     14,089
   7/31/98                                       $      14,559       $     14,118
   8/31/98                                       $      14,684       $     14,348
   9/30/98                                       $      14,862       $     14,684
  10/31/98                                       $      14,960       $     14,606
  11/30/98                                       $      15,030       $     14,690
  12/31/98                                       $      15,071       $     14,734
   1/31/99                                       $      15,200       $     14,838
   2/28/99                                       $      15,245       $     14,579
   3/31/99                                       $      15,357       $     14,659
   4/30/99                                       $      15,459       $     14,706
   5/31/99                                       $      15,459       $     14,576
   6/30/99                                       $      15,392       $     14,530
   7/31/99                                       $      15,408       $     14,469
   8/31/99                                       $      15,452       $     14,461
   9/30/99                                       $      15,517       $     14,629
  10/31/99                                       $      15,517       $     14,683
  11/30/99                                       $      15,576       $     14,682
  12/31/99                                       $      15,631       $     14,611
 1/31/2000                                       $      15,662       $     14,563
 2/29/2000                                       $      15,739       $     14,739
 3/31/2000                                       $      15,836       $     14,934
 4/30/2000                                       $      15,914       $     14,891
 5/31/2000                                       $      15,944       $     14,883
 6/30/2000                                       $      16,041       $     15,193
 7/31/2000                                       $      16,134       $     15,331
 8/31/2000                                       $      16,212       $     15,553
 9/30/2000                                       $      16,320       $     15,651
10/31/2000                                       $      16,431       $     15,754
11/30/2000                                       $      16,525       $     16,013
12/31/2000                                       $      16,670       $     16,311
 1/31/2001                                       $      16,802       $     16,577
 2/28/2001                                       $      16,885       $     16,721
 3/31/2001                                       $      16,974       $     16,804
 4/30/2001                                       $      17,023       $     16,734
 5/31/2001                                       $      17,090       $     16,834
 6/30/2001                                       $      17,102       $     16,898
 7/31/2001                                       $      17,235       $     17,277
 8/31/2001                                       $      17,369       $     17,475
 9/30/2001                                       $      17,635       $     17,678
10/31/2001                                       $      17,854       $     18,048
11/30/2001                                       $      17,718       $     17,798
12/31/2001                                       $      17,658       $     17,685
 1/31/2002                                       $      17,709       $     17,828
 2/28/2002                                       $      17,863       $     18,001
 3/31/2002                                       $      17,579       $     17,702
 4/30/2002                                       $      17,890       $     18,045
 5/31/2002                                       $      18,046       $     18,199
 6/30/2002                                       $      18,272       $     18,357
 7/31/2002                                       $      18,635       $     18,579
 8/31/2002                                       $      18,877       $     18,893
 9/30/2002                                       $      19,247       $     19,199
10/31/2002                                       $      19,230       $     19,111
11/30/2002                                       $      19,055       $     19,105
12/31/2002                                       $      19,490       $     19,501
 1/31/2003                                       $      19,417       $     19,518
 2/28/2003                                       $      19,703       $     19,788
 3/31/2003                                       $      19,715       $     19,772
 4/30/2003                                       $      19,786       $     19,936
 5/31/2003                                       $      20,233       $     20,307
 6/30/2003                                       $      20,211       $     20,266
 7/31/2003                                       $      19,653       $     19,585
 8/31/2003                                       $      19,617       $     19,714
 9/30/2003                                       $      20,157       $     20,237
10/31/2003                                       $      19,902       $     20,049
11/30/2003                                       $      19,902       $     20,097
12/31/2003                                       $      20,068       $     20,302
 1/31/2004                                       $      20,221       $     20,464
 2/29/2004                                       $      20,431       $     20,686
 3/31/2004                                       $      20,655       $     20,841
 4/30/2004                                       $      20,021       $     20,298
 5/31/2004                                       $      19,925       $     20,217
 6/30/2004                                       $      19,981       $     20,331
 7/31/2004                                       $      20,137       $     20,533
 8/31/2004                                       $      20,524       $     20,925
 9/30/2004                                       $      20,565       $     20,981
10/31/2004                                       $      20,702       $     21,157
11/30/2004                                       $      20,507       $     20,989

   AVERAGE ANNUAL             ONE      FIVE      TEN
   TOTAL RETURN               YEAR     YEARS    YEARS
   --------------------------------------------------
                              3.04%     5.66%    7.45%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index(R)                                              20.00%
Russell 3000 Growth Index(R)                                              6.24%
CRSP 9-10 Index (micro cap companies)                                    14.99%
Russell 2000 Index(R)(small companies)                                   17.25%
Russell 1000 Index(R)(large companies)                                   12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index(R)(small value companies)                       23.72%
Russell 2000 Growth Index(R)(small growth companies)                     10.84%
Russell 1000 Value Index(R)(large value companies)                       19.65%
Russell 1000 Growth Index(R)(large growth companies)                      5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

DFA REAL ESTATE SECURITIES PORTFOLIO

     DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to track closely a specific index. As of November 30, 2004, the Portfolio held 124 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

     As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 12.85% for the S&P 500 Index(R), 30.40% for the Wilshire REIT Index, and 29.44% for the DFA Real Estate Securities Portfolio. Relative to the S&P 500 Index(R), superior performance of the Portfolio was due to the concentration in real estate securities. REITs were the second best-performing industry sector for the year ended November 30, 2004.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                             LOCAL
                                                            CURRENCY   U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                RETURN       RETURN
-----------------------------                               --------   -----------
United Kingdom (net dividends)                                12.03%      24.51%
Japan (net dividends)                                         10.69%      17.86%
France                                                        12.62%      24.86%
Switzerland                                                    5.03%      19.32%
Germany                                                       11.22%      23.29%
Netherlands                                                    6.65%      18.21%
Australia                                                     28.04%      37.29%
Italy                                                         17.28%      30.03%
Spain                                                         23.45%      36.88%
Sweden                                                        29.85%      45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                     32.17%
S&P / Citigroup Extended Market Index EPAC (small companies)  30.10%
MSCI EAFE Value Index (net dividends)                         29.32%
MSCI EAFE Index (net dividends)                               24.19%
MSCI EAFE Growth Index (net dividends)                        19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                          TOTAL
                                                                         RETURNS
COUNTRY                                                                 (U.S. $)
-------                                                                 --------
Brazil                                                                    34.91%
Argentina                                                                 25.55%
Thailand                                                                   2.99%
Chile                                                                     31.00%
Indonesia                                                                 49.70%
Hungary                                                                   84.84%
Israel                                                                    14.51%
Poland                                                                    63.81%
Taiwan                                                                     7.55%
Mexico                                                                    43.28%
Malaysia                                                                  17.71%
Philippines                                                               38.36%
Turkey                                                                    57.65%
South Korea                                                               26.73%

----------
Source: DataStream International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

     The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held 1,413 stocks in twenty-one developed country markets as of November 30, 2004, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international stocks generally outperformed U.S. stocks, in both local currency and U.S. dollar terms. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 12.85% for the S&P 500 Index(R) of U.S. stocks, and 22.09% for the Large Cap International Portfolio. Relative to the MSCI EAFE Index (net dividends), underperformance of the Portfolio was primarily due to differences in security weights between Portfolio holdings and MSCI EAFE Index constituents. These differences were most noticeable among stocks with the most pronounced growth characteristics as measured by book-to-market ratio. To a lesser extent, underperformance was also attributable to differences in security weights between the Portfolio and the Index in the communication, non-durables, and transportation sectors.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2004

     For the year ended November 30, 2004, short-term interest rates rose while longer-term rates were little changed. From a peak of 6.5% in 2001, the Federal Reserve had reduced the target rate for federal funds to 1.00% by November 30, 2003. The target rate was raised four times over the subsequent twelve months from 1.00% to 2.00%. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 124 basis points during the year ended November 30, 2004, while the yield on 10-year U.S. Treasury notes rose only 2 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                  11/30/03   11/30/04    CHANGE
                                                  --------   --------    ------
Three-month LIBOR                                   1.17%      2.41%     105.98%
10-Year U.S. Treasury note yield                    4.34%      4.36%       0.46%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities but returns were slightly "u-shaped" for shorter term maturities: returns were lower for one-year instruments than for three month or two year instruments. For the year ended November 30, 2004, total returns were 1.22% for three-month U.S. Treasury bills, 0.97% for one-year U.S. Treasury notes, 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 2.55% for the Lehman Intermediate Government Index. (Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved).

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the year under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio fell slightly, from 4.42 years on November 30, 2003 to 4.30 years on November 30, 2004. For the year ended November 30, 2004, total returns were 3.04% for the DFA Five-Year Global Fixed Income Portfolio, and 4.44% for the Lehman Aggregate Index. Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.70% of Portfolio assets. Relative to the Lehman Aggregate Index, the underperformance of the Portfolio was primarily due to differences in types of fixed income instruments eligible for inclusion in the Portfolio and the Index. Mortgage-backed securities and corporate issues with credit ratings below AA or equivalent are included in the Lehman Aggregate Index but are not eligible for purchase by the Portfolio, and for the year ended November 30, 2004 such securities generally outperformed high-grade government or corporate issues.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                                     BEGINNING      ENDING                   EXPENSES
                                                      ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                                                       VALUE        VALUE        EXPENSE      DURING
                                                      6/01/04      11/30/04       RATIO       PERIOD*
                                                     ----------   ----------   ----------    ---------
DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,222.60      0.39%      $    2.17
Hypothetical 5% Return                               $ 1,000.00   $ 1,023.05      0.39%      $    1.97

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,115.80      0.42%      $    2.22
Hypothetical 5% Return                               $ 1,000.00   $ 1,022.90      0.42%      $    2.12

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,029.20      0.35%      $    1.78
Hypothetical 5% Return                               $ 1,000.00   $ 1,023.25      0.35%      $    1.77

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its first Form N-Q with the SEC on October 28, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

REITS                                                                     99.6%
Other                                                                      0.3
Financials                                                                 0.1
                                                                         -----
                                                                         100.0%
                                                                         =====

                        LARGE CAP INTERNATIONAL PORTFOLIO

Financials                                                                24.3%
Consumer Discretionary                                                    13.7
Telecommunication Service                                                 10.7
Industrials                                                                9.9
Consumer Staples                                                           9.2
Health Care                                                                7.9
Energy                                                                     7.6
Materials                                                                  6.2
Information Technology                                                     5.8
Utilities                                                                  4.7
                                                                         -----
                                                                         100.0%
                                                                         =====

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Foreign Government                                                        27.3%
Foreign Corporate                                                         27.0
Corportate                                                                23.8
Supranational                                                             19.2
Government                                                                 2.7
                                                                         -----
                                                                         100.0%
                                                                         =====

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
COMMON STOCKS -- (97.2%)
   Acadia Realty Trust                                                           166,800   $     2,527,020
   Affordable Residential Communities                                            222,300         2,867,670
   Agree Realty Corp.                                                             35,600         1,071,560
*  Alexander's, Inc.                                                              13,000         2,743,000
#  Alexandria Real Estate Equities, Inc.                                         110,600         7,941,080
   AMB Property Corp.                                                            471,200        18,824,440
   American Land Lease, Inc.                                                      40,100           856,135
   AmeriVest Properties, Inc.                                                    134,000           838,840
   AMLI Residential Properties Trust                                             144,800         4,704,552
#  Apartment Investment & Management Co. Class A                                 476,400        17,326,668
   Archstone-Smith Trust                                                       1,115,355        40,710,458
   Arden Realty Group, Inc.                                                      373,400        13,442,400
   Associated Estates Realty Corp.                                               112,000         1,099,840
   AvalonBay Communities, Inc.                                                   410,100        29,158,110
   Bedford Property Investors, Inc.                                               93,000         2,594,700
   BNP Residential Properties, Inc.                                               27,500           404,250
   Boston Properties, Inc.                                                       621,200        37,383,816
*  Boykin Lodging Co.                                                             99,400           870,744
   Brandywine Realty Trust                                                       305,300         8,685,785
   BRE Properties, Inc. Class A                                                  286,300        11,635,232
*  Burnham Pacific Properties, Inc.                                               12,500             1,519
   Camden Property Trust                                                         227,700        11,164,131
   Capital Automotive                                                            218,231         7,356,567
   CarrAmerica Realty Corp.                                                      309,800        10,034,422
   CBL & Associates Properties, Inc.                                             175,900        12,891,711
   CenterPoint Properties Trust                                                  275,100        12,888,435
   Colonial Properties Trust                                                     155,100         6,141,960
   Commercial Net Lease Realty                                                   295,575         6,009,040
   Cornerstone Realty Income Trust, Inc.                                         306,300         3,066,063
   Corporate Office Properties Trust                                             193,600         5,378,208
   Cousins Properties, Inc.                                                      280,200         9,190,560
   Crescent Real Estate Equities, Inc.                                           566,600        10,255,460
   CRT Properties, Inc.                                                          153,100         3,757,074
   Developers Diversified Realty Corp.                                           582,999        25,098,107
   Duke Realty Corp.                                                             810,600        28,006,230
   EastGroup Properties, Inc.                                                    119,900         4,510,638
   Entertainment Properties Trust                                                142,100         6,097,511
   Equity Inns, Inc.                                                             259,100         2,673,912
   Equity Lifestyle Properties, Inc.                                             130,400         4,730,912
   Equity Office Properties Trust                                              2,296,663        63,043,399
   Equity One, Inc.                                                              390,276         8,874,876
   Equity Residential                                                          1,591,000        53,632,610
   Essex Property Trust, Inc.                                                    130,800        10,533,324
   Federal Realty Investment Trust                                               295,200        14,804,280
*  FelCor Lodging Trust, Inc.                                                    340,100         4,400,894
   First Industrial Realty Trust, Inc.                                           235,000         9,353,000
*  First Union Real Estate Equity & Mortgage Investments                         145,200           535,788
   Gables Residential Trust                                                      166,900         5,953,323
   General Growth Properties                                                   1,246,500        42,767,415
   Glenborough Realty Trust, Inc.                                                182,000         3,974,880
   Glimcher Realty Trust                                                         202,700         5,462,765
*  Global Signal, Inc.                                                            69,400         2,016,070
*  Golf Trust America, Inc.                                                       40,300            77,779
   Heritage Property Investment Trust                                            266,400         8,551,440
   Hersha Hospitality Trust                                                       92,600   $       917,666
   Highwood Properties, Inc.                                                     305,700         7,908,459
*  HMG Courtland Properties, Inc.                                                  2,400            35,760
   Home Properties of New York, Inc.                                             189,690         7,811,434
   Hospitality Properties Trust                                                  383,000        17,212,020
#  Host Marriott Corp.                                                         1,960,400        30,699,864
   HRPT Properties Trust                                                       1,010,500        12,216,945
   Humphrey Hospitality Trust                                                     59,300           234,235
   Inland Real Estate Corp.                                                      342,100         5,302,550
   Innkeepers USA Trust                                                          214,700         2,894,156
   Kilroy Realty Corp.                                                           159,600         6,451,032
   Kimco Realty Corp.                                                            638,650        36,326,412
   Kramont Realty Trust                                                          137,600         2,768,512
   Lasalle Hotel Properties                                                      160,300         4,921,210
   Lexington Corporate Properties Trust                                          275,400         6,188,238
   Liberty Property Trust                                                        485,400        19,901,400
   Macerich Co.                                                                  329,100        19,989,534
   Mack-Cali Realty Corp.                                                        345,600        15,116,544
   Maguire Properties, Inc.                                                      243,900         6,417,009
*  Malan Realty Investors, Inc.                                                   19,100            99,129
   Maxus Realty Trust, Inc.                                                        1,700            27,200
*  Meristar Hospitality Corp.                                                    379,200         2,578,560
   Mid-America Apartment Communities, Inc.                                       116,300         4,589,198
#  Mills Corp.                                                                   309,300        18,360,048
   Mission West Properties, Inc.                                                 103,000         1,055,750
   Monmouth Real Estate Investment Corp. Class A                                  95,138           786,791
   New Plan Excel Realty Trust                                                   584,400        15,474,912
   One Liberty Properties, Inc.                                                   54,900         1,056,276
   Pan Pacific Retail Properties, Inc.                                           230,631        13,676,418
*  Paragon Real Estate Equity & Investment Trust                                  10,700             1,445
   Parkway Properties, Inc.                                                       64,300         3,221,430
   Pennsylvania Real Estate Investment Trust                                     205,481         8,373,351
*  Philips International Realty Corp.                                             14,400             1,872
   Post Properties, Inc.                                                         227,600         7,761,160
   Prentiss Properties Trust                                                     256,100         9,575,579
   Presidential Realty Corp. Class B                                               2,100            20,370
   Price Legacy Corp.                                                             47,992           916,647
*  Prime Group Realty Trust                                                      127,900           805,770
#  ProLogis                                                                    1,036,300        41,690,349
   PS Business Parks, Inc.                                                       124,300         5,574,855
#  Public Storage, Inc.                                                          733,500        39,154,230
   Ramco-Gershenson Properties Trust                                              95,900         2,918,237
   Realty Income Corp.                                                           225,900        11,256,597
   Reckson Associates Realty Corp.                                               398,701        12,909,938
   Regency Centers Corp.                                                         298,600        15,527,200
   Roberts Realty Investors, Inc.                                                 14,400           102,816
   Saul Centers, Inc.                                                             92,700         3,378,915
   Senior Housing Properties Trust                                               361,900         7,122,192
#  Shurgard Storage Centers, Inc. Class A                                        262,100        10,845,698
   Simon Property Group, Inc.                                                  1,264,297        78,487,558
   Simon Property Group, L.P.                                                     66,210         3,782,577
   Sizeler Property Investors, Inc.                                               72,000           738,000
#  SL Green Realty Corp.                                                         231,100        13,318,293

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Sovran Self Storage, Inc.                                                      84,900   $     3,586,176
   Summit Properties, Inc.                                                       179,400         5,713,890
   Sun Communities, Inc.                                                         106,300         4,191,409
   Tanger Factory Outlet Centers, Inc.                                            78,200         3,918,602
*# Tarragon Corp.                                                                 73,475         1,057,305
   Taubman Centers, Inc.                                                         268,900         7,905,660
   Town & Country Trust                                                           97,500         2,749,500
   Trizec Properties, Inc.                                                       850,000        13,999,500
   U.S. Restaurant Properties, Inc.                                              126,300         2,292,345
   United Dominion Realty Trust, Inc.                                            716,700        16,476,933
   United Mobile Homes, Inc.                                                      47,800           711,742
   Urstadt Biddle Properties, Inc.                                                19,800           309,672
   Urstadt Biddle Properties, Inc. Class A                                       104,400         1,759,140
   Vornado Realty Trust                                                          705,300        51,839,550
   Washington Real Estate Investment Trust                                       234,000         7,705,620
#  Weingarten Realty Investors                                                   479,400        19,535,550
   Winston Hotels, Inc.                                                          147,500         1,678,550
                                                                                           ---------------
TOTAL COMMON STOCKS
  (Cost $920,128,059)                                                                        1,292,854,088
                                                                                           ---------------

                                                                              FACE
                                                                             AMOUNT                 VALUE+
                                                                             ------                 ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
  Repurchase Agreement, Merrill
    Lynch Triparty Repo 1.94%,
    12/01/04 (Collateralized by
    $22,990,000 U.S. Treasury
    Note 4.75%, 05/14/14, valued
    at $23,789,310) to be
    repurchased at $23,326,282
    (Cost $23,325,025)^                                                  $        23,325   $    23,325,025
  Repurchase Agreement, PNC Capital
    Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $14,678,000
    FHLMC Notes 4.20%, 10/20/09,
    valued at $14,740,969) to be
    repurchased at $14,587,762
    (Cost $14,587,000)                                                            14,587        14,587,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $37,912,025)                                                                           37,912,025
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $958,040,084)                                                                     $ 1,330,766,113
                                                                                           ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                       SUMMARYSCHEDULEOFPORTFOLIOHOLDINGS

                                NOVEMBER 30, 2004

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
UNITED KINGDOM -- (25.0%)
COMMON STOCKS -- (25.0%)
  Barclays P.L.C                                                        578,648     $      5,973,195                 0.7%
  BP Amoco P.L.C.                                                     1,939,401           19,801,387                 2.3%
  British American Tobacco P.L.C.                                       255,395            4,271,985                 0.5%
  Diageo P.L.C.                                                         274,275            3,839,808                 0.5%
  Glaxosmithkline P.L.C.                                                529,804           11,187,938                 1.3%
  HBOS P.L.C.                                                           353,018            4,941,130                 0.6%
  HSBC Holdings P.L.C.                                                1,004,745           17,100,587                 2.0%
  Lloyds TSB Group P.L.C.                                               503,639            4,052,436                 0.5%
  Royal Bank of Scotland Group P.L.C.                                   298,894            9,185,180                 1.1%
  Shell Transport & Trading Co., P.L.C.                                 866,241            7,303,870                 0.9%
  Tesco P.L.C.                                                          695,328            4,005,309                 0.5%
  Vodafone Group P.L.C.                                               5,950,041           16,161,689                 1.9%
  Zeneca Group P.L.C.                                                   149,327            5,859,854                 0.7%
  Other Securities                                                                       107,361,348                12.7%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $182,697,365)                                                                    221,045,716                26.2%
                                                                                    ----------------    ----------------

INVESTMENT IN CURRENCY -- (0.0%)
* British Pounds
  (Cost $291,096)                                                                            298,947                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- UNITED KINGDOM
  (Cost $182,988,461)                                                                    221,344,663                26.2%
                                                                                    ----------------    ----------------

JAPAN -- (21.5%)
COMMON STOCKS -- (21.5%)
  Honda Motor Co., Ltd.                                                  62,300            2,980,713                 0.4%
  Mitsubishi Tokyo Financial Group, Inc.                                    491            4,643,233                 0.5%
  Mizuho Holdings, Inc.                                                     964            4,184,053                 0.5%
  Nippon Telegraph & Telephone Corp.                                      2,009            9,001,153                 1.1%
  Nissan Motor Co., Ltd.                                                427,500            4,489,876                 0.5%
  NTT Docomo, Inc.                                                        5,561            9,647,784                 1.1%
  Toyota Motor Credit Corp.                                             240,500            8,969,225                 1.1%
  Other Securities                                                                       146,160,362                17.3%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $192,887,012)                                                                    190,076,399                22.5%
                                                                                    ----------------    ----------------

INVESTMENT IN CURRENCY -- (0.0%)
* Japanese Yen
  (Cost $199,536)                                                                            199,927                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- JAPAN
  (Cost $193,086,548)                                                                    190,276,326                22.5%
                                                                                    ----------------    ----------------

FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
  BNP Paribas SA                                                         50,518            3,512,574                 0.4%
  France Telecom SA                                                     231,887            7,272,608                 0.9%
  L'Oreal                                                                61,197            4,426,234                 0.5%
# LVMH (Louis Vuitton Moet Hennessy)                                     42,323            3,010,993                 0.4%
  Sanofi Synthelabo                                                      98,257            7,397,727                 0.9%
# Total SA                                                               35,906            7,860,972                 0.9%
  Other Securities                                                                        43,579,996                 5.1%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $65,281,183)                                                                      77,061,104                 9.1%
                                                                                    ----------------    ----------------

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                  $          2,655                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- FRANCE
  (Cost $65,285,652)                                                                      77,063,759                 9.1%
                                                                                    ----------------    ----------------
GERMANY -- (6.5%)
COMMON STOCKS -- (6.5%)
  Allianz AG                                                             24,396            3,049,948                 0.4%
* Deutsche Telekom AG                                                   345,063            7,314,158                 0.9%
  E.ON AG                                                                39,605            3,335,162                 0.4%
  SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)                                                    24,232            4,318,997                 0.5%
  Siemens AG                                                             49,807            3,982,772                 0.5%
  Other Securities                                                                        35,591,871                 4.1%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $55,106,838)                                                                      57,592,908                 6.8%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                            17,973                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- GERMANY
  (Cost $55,152,271)                                                                      57,610,881                 6.8%
                                                                                    ----------------    ----------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
* Credit Swisse Group                                                    85,965            3,356,007                 0.4%
  Nestle SA, Cham und Vevey                                              27,965            7,172,044                 0.9%
  Novartis AG                                                           224,186           10,739,760                 1.3%
  Roche Holding AG Genusschein                                           48,507            5,099,484                 0.6%
  Swisscom AG                                                             9,343            3,665,909                 0.4%
  UBS AG                                                                 82,427            6,671,650                 0.8%
  Other Securities                                                                        19,572,800                 2.3%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $43,337,301)                                                                      56,277,654                 6.7%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swiss Francs
  (Cost $4,989)                                                                                5,297                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- SWITZERLAND
  (Cost $43,342,290)                                                                      56,282,951                 6.7%
                                                                                    ----------------    ----------------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
  BHP Billiton, Ltd.                                                    270,644            3,220,842                 0.4%
  Telstra Corp., Ltd.                                                   938,916            3,582,619                 0.4%
  Other Securities                                                                        36,732,283                 4.4%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $28,774,410)                                                                      43,535,744                 5.2%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Australian Dollar
  (Cost $7,110)                                                                                7,111                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- AUSTRALIA
  (Cost $28,781,520)                                                                      43,542,855                 5.2%
                                                                                    ----------------    ----------------

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
NETHERLANDS -- (4.5%)
COMMON STOCKS -- (4.5%)
  ABN AMRO Holding NV                                                   141,230     $      3,467,723                 0.4%
  ING Groep NV                                                          200,241            5,496,054                 0.7%
  Royal Dutch Petroleum Co., Den Haag                                   164,596            9,420,112                 1.1%
  Other Securities                                                                        21,531,137                 2.5%
                                                                                    ----------------    ----------------
TOTAL -- NETHERLANDS
   (Cost $38,150,496)                                                                     39,915,026                 4.7%
                                                                                    ----------------    ----------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
  Eni SpA                                                               198,578            4,884,948                 0.6%
# Ente Nazionale per L'Energia Elettrica SpA                            452,621            4,039,039                 0.5%
  Telecom Italia Mobile SpA                                             571,039            3,787,601                 0.5%
  Other Securities                                                                        20,078,659                 2.3%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $26,329,229)                                                                      32,790,247                 3.9%
                                                                                    ----------------    ----------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
  (Cost $43,047)                                                                              14,931                 0.0%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                               267                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- ITALY
  (Cost $26,372,276)                                                                      32,805,445                 3.9%
                                                                                    ----------------    ----------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
  Banco Bilbao Vizcaya SA                                               182,100            2,989,787                 0.4%
# Banco Santander Central Hispanoamerica SA                             271,784            3,260,357                 0.4%
  Telefonica de Espana SA                                               282,457            4,958,032                 0.6%
  Other Securities                                                                        16,210,487                 1.8%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $18,449,606)                                                                      27,418,663                 3.2%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                    1,163                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- SPAIN
  (Cost $18,449,606)                                                                      27,419,826                 3.2%
                                                                                    ----------------    ----------------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
* Telefon AB L.M. Ericsson Series B                                     993,800            3,305,547                 0.4%
  Other Securities                                                                        17,301,869                 2.0%
                                                                                    ----------------    ----------------
TOTAL -- SWEDEN
  (Cost $15,116,606)                                                                      20,607,416                 2.4%
                                                                                    ----------------    ----------------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities                                                                        14,665,349                 1.7%
                                                                                    ----------------    ----------------

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollar
  (Cost $9,405)                                                                     $          9,402                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- HONG KONG
  (Cost $13,225,934)                                                                      14,674,751                 1.7%
                                                                                    ----------------    ----------------
FINLAND -- (1.4%)
COMMON STOCKS -- (1.4%)
  Nokia Oyj                                                             342,121            5,537,787                 0.7%
  Other Securities                                                                         7,037,809                 0.8%
                                                                                    ----------------    ----------------
TOTAL -- FINLAND
  (Cost $10,180,827)                                                                      12,575,596                 1.5%
                                                                                    ----------------    ----------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                         9,412,348                 1.1%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                             2,763                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- BELGIUM
  (Cost $6,793,631)                                                                        9,415,111                 1.1%
                                                                                    ----------------    ----------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                         7,150,316                 0.9%
                                                                                    ----------------    ----------------
TOTAL -- IRELAND
  (Cost $5,210,713)                                                                        7,150,316                 0.9%
                                                                                    ----------------    ----------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                         6,806,554                 0.8%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Denmark Krone
  (Cost $1,501)                                                                                1,502                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- DENMARK
  (Cost $4,922,789)                                                                        6,808,056                 0.8%
                                                                                    ----------------    ----------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                         6,451,168                 0.8%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                    8,798                 0.0%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Singapore Dollars
  (Cost $5,211)                                                                                5,261                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- SINGAPORE
  (Cost $6,753,433)                                                                        6,465,227                 0.8%
                                                                                    ----------------    ----------------
NORWAY -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                         4,934,694                 0.6%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $14,311)                                                                                 700                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- NORWAY
  (Cost $3,105,873)                                                                        4,935,394                 0.6%
                                                                                    ----------------    ----------------

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                  $      3,599,177                 0.4%
                                                                                    ----------------    ----------------
TOTAL -- GREECE
  (Cost $2,550,657)                                                                        3,599,177                 0.4%
                                                                                    ----------------    ----------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                         3,101,170                 0.4%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                        4                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- PORTUGAL
  (Cost $2,838,442)                                                                        3,101,174                 0.4%
                                                                                    ----------------    ----------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                         2,318,197                 0.3%
                                                                                    ----------------    ----------------
TOTAL -- AUSTRIA
  (Cost $1,249,277)                                                                        2,318,197                 0.3%
                                                                                    ----------------    ----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                         1,684,054                 0.2%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollar
  (Cost $6,119)                                                                                6,410                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- NEW ZEALAND
  (Cost $974,981)                                                                          1,690,464                 0.2%
                                                                                    ----------------    ----------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
  (Cost $415,564)                                                                            426,220                 0.1%
                                                                                    ----------------    ----------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (5.0%)
  Repurchase Agreement, Deutsche Bank Securitites 1.95%,
   12/01/04 (Collateralized by $41,528,148 U.S. Treasury
   Note 1.625%, 03/31/05, valued at $40,741,605) to be
   repurchased at $40,743,811 (Cost $40,741,604)^              $         40,742           40,741,604                 4.8%
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%,
   12/01/04 (Collateralized by $3,451,000 FNMA Notes 2.95%,
   11/14/07, valued at $3,455,842) to be repurchased at
   $3,408,178 (Cost $3,408,000)                                           3,408            3,408,000                 0.4%
                                                                                    ----------------    ----------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $44,149,604)                                                                      44,149,604                 5.2%
                                                                                    ----------------    ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $769,097,451)                                                               $    884,178,435               113.0%
                                                                                    ================    ================

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
 ** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
  ^  Security purchased with cash proceeds from securities on loan.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                      FACE
                                                                     AMOUNT                 VALUE+
                                                                     ------                 ------
                                                                      (000)
UNITED STATES -- (40.1%)
BONDS -- (19.7%)
Citigroup, Inc.
     3.625%, 02/09/09                                          $          7,000   $      6,905,255
     4.250%, 07/29/09                                                     7,800          7,846,270
Fifth Third Bank
     3.375%, 08/15/08                                                    11,035         10,823,735
General Electric Capital Corp.
     3.250%, 06/15/09                                                    33,850         32,700,251
Gillette Co.
     3.800%, 09/15/09                                                    29,600         29,368,114
Pfizer, Inc.
     5.625%, 04/15/09                                                    18,300         19,436,430
Procter & Gamble Co.
     4.300%, 08/15/08                                                     4,200          4,291,917
     6.875%, 09/15/09                                                    17,979         20,156,814
Toyota Motor Credit Corp.
     2.875%, 08/01/08                                                     6,000          5,809,698
US Bank NA
     3.400%, 03/02/09                                                    30,250         29,334,000
Wal-Mart Stores, Inc.
     6.875%, 08/10/09                                                    33,590         37,618,415
Wells Fargo & Co.
     3.125%, 04/01/09                                                    32,090         30,916,950
                                                                                  ----------------
TOTAL BONDS
   (Cost $237,798,821)                                                                 235,207,849
                                                                                  ----------------
AGENCY OBLIGATIONS -- (20.4%)
Federal Farm Credit Bank
     3.625%, 10/24/08                                                    54,000         53,690,742
Federal Home Loan Bank
     3.625%, 11/14/08                                                    34,000         33,883,516
     3.000%, 04/15/09                                                    18,000         17,399,322
     3.750%, 08/18/09                                                     5,000          4,971,120
Federal Home Loan Mortgage Corporation
     5.750%, 03/15/09                                                    16,000         17,189,968
     3.375%, 04/15/09                                                    20,000         19,664,480
     6.625%, 09/15/09                                                    15,500         17,269,278
Federal National Mortgage Association
     5.250%, 01/15/09                                                    12,500         13,170,875
     3.250%, 02/15/09                                                    42,000         41,030,976
Tennessee Valley Authority
     5.375%, 11/13/08                                                    24,400         25,824,179
                                                                                  ----------------
TOTAL AGENCY OBLIGATIONS
   (Cost $246,388,278)                                                                 244,094,456
                                                                                  ----------------
TOTAL -- UNITED STATES
   (Cost $484,187,100)                                                                 479,302,305
                                                                                  ----------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (15.5%)
BONDS -- (15.5%)
African Development Bank
     3.250%, 08/01/08                                          $         15,300   $     14,987,758
Asian Development Bank
     5.948%, 05/20/09                                                    34,000         36,876,400
European Investment Bank
     3.375%, 03/16/09                                                    33,435         32,989,713
Inter-American Development Bank
     5.375%, 11/18/08                                                     9,000          9,574,560
     5.625%, 06/29/09^                                                   32,360         29,223,471
International Finance Corp.
     3.750%, 06/30/09                                                    33,035         32,882,576
World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.125%, 03/13/09                                                    27,300         28,782,416
                                                                                  ----------------

TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
   (Cost $182,821,204)                                                                 185,316,894
                                                                                  ----------------

CANADA -- (12.8%)
BONDS -- (12.8%)
BP Canada Finance
     3.625%, 01/15/09                                                    11,394         11,210,853
British Columbia (Province of)
     5.000%, 06/25/09                                                    17,500         18,252,500
Canada Housing Trust
     4.650%, 09/15/09                                                    32,900         28,587,763
Canadian Government
     4.250%, 09/01/09^                                                   35,800         30,740,339
Ontario, Province of
     5.500%, 10/01/08^                                                   32,520         34,408,566
Toyota Credit Canada
     4.250%, 06/17/09^                                                   27,600         23,369,648
     4.750%, 06/29/09^                                                    7,300          6,302,662
                                                                                  ----------------
TOTAL -- CANADA
   (Cost $146,770,976)                                                                 152,872,331
                                                                                  ----------------

GERMANY -- (13.0%)
BONDS -- (13.0%)
Bayerische Landesbank
     2.875%, 10/15/08                                                     7,600          7,314,210
     5.875%, 12/01/08                                                     9,600         10,257,686
     3.200%, 04/15/09                                                    10,000          9,653,630
Deutsche Postbank AG
     5.500%, 02/17/09                                                     8,000          8,494,400
KFW International Finance, Inc.
     3.250%, 03/30/09                                                    34,700         33,944,199
KFW-Kreditanstalt fuer Wiederaufbau
     3.750%, 01/28/09@                                                   11,700          1,763,541
Landesbank Baden-Wuerttemberg Foerderbank
     4.500%, 01/26/09                                                    19,800         16,958,345

                                                                      FACE
                                                                     AMOUNT                 VALUE+
                                                                     ------                 ------
                                                                      (000)
Landwirtschaft Rentenbank
     3.750%, 06/15/09                                          $         33,000   $     32,563,773
Westdeutsche Landesbank
     6.050%, 01/15/09                                                    32,200         34,291,523
                                                                                  ----------------
TOTAL -- GERMANY
   (Cost $156,056,816)                                                                 155,241,307
                                                                                  ----------------
NETHERLANDS -- (5.1%)
BONDS -- (5.1%)
Bank Nederlandse Gemeenten NV
     4.375%, 09/15/09                                                    15,000         15,214,650
Nederlandse Waterschapsbank NV
     2.750%, 12/30/08                                                    19,300         18,508,700
Rabobank
     4.250%, 01/05/09^                                                   31,200         26,512,325
                                                                                  ----------------
TOTAL -- NETHERLANDS
   (Cost $59,059,942)                                                                   60,235,675
                                                                                  ----------------
FRANCE -- (4.3%)
BONDS -- (4.3%)
Dexia Credit Local
     5.500%, 01/21/09                                                    20,115         21,295,751
Total Capital SA
     3.500%, 01/05/09                                                    30,900         30,492,120
                                                                                  ----------------
TOTAL -- FRANCE
   (Cost $52,616,654)                                                                   51,787,871
                                                                                  ----------------
NORWAY -- (2.9%)
BONDS -- (2.9%)
Eksportfinans ASA
     4.375%, 07/15/09
     (Cost $34,362,395)                                                  34,000         34,431,120
                                                                                  ----------------
SPAIN -- (2.8%)
BONDS -- (2.8%)
Institut de Credito Oficial
     3.875%, 07/15/09
     (Cost $32,791,910)                                        $         33,045   $     32,957,100
                                                                                  ----------------
FINLAND -- (2.7%)
BONDS -- (2.7%)
Republic of Finland
     3.250%, 05/15/09
     (Cost $31,633,611)                                                  32,700         31,973,406
                                                                                  ----------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04 (Collateralized by
   $9,979,000 FNMA Notes 2.95%, 11/14/07, valued at
   $9,993,001) to be repurchased at 9,856,515
   (Cost $9,856,000)                                                      9,856          9,856,000
                                                                                  ----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,190,156,607)                                                          $  1,193,974,009
                                                                                  ================

----------
  +  See Note B to Financial Statements.
  ^  Denominated in Canadian Dollars.
  @  Denominated in Swedish Krona.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                           DFA
                                                                     DFA               LARGE            FIVE-YEAR
                                                                 REAL ESTATE            CAP               GLOBAL
                                                                  SECURITIES       INTERNATIONAL       FIXED INCOME
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                               ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $22,760, $38,078 and $0,
   of securities on loan, respectively)                        $      1,330,766   $        884,178   $      1,193,974
Cash                                                                         --                 15                  6
Receivables:
   Investment Securities Sold                                                --                 --              5,817
   Dividends, Interest, and Tax Reclaims                                    845              1,499             18,223
   Securities Lending                                                        11                 42                 --
   Fund Shares Sold                                                       1,546                592              2,356
Prepaid Expenses and Other Assets                                            15                 11                 17
                                                               ----------------   ----------------   ----------------
    Total Assets                                                      1,333,183            886,337          1,220,393
                                                               ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                      23,325             40,742                 --
   Investment Securities Purchased                                           --                154              3,841
   Fund Shares Redeemed                                                     503                247              7,436
   Due to Advisor                                                           318                170                257
Unrealized Loss on Forward Currency Contracts                                --                 --              3,094
Accrued Expenses and Other Liabilities                                      139                141                187
                                                               ----------------   ----------------   ----------------
    Total Liabilities                                                    24,285             41,454             14,815
                                                               ----------------   ----------------   ----------------
NET ASSETS                                                     $      1,308,898   $        844,883   $      1,205,578
                                                               ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                                    56,864,891         48,801,237        114,791,100
                                                               ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                             $          23.02   $          17.31   $          10.50
                                                               ================   ================   ================
Investments at Cost                                            $        958,040   $        769,097   $      1,190,157
                                                               ================   ================   ================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                                                           DFA
                                                                     DFA               LARGE            FIVE-YEAR
                                                                 REAL ESTATE            CAP               GLOBAL
                                                                  SECURITIES       INTERNATIONAL       FIXED INCOME
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                               ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $1,440
     and $0, respectively)                                     $         39,727   $         16,236                 --
   Interest                                                                 152                108   $         38,764
   Income from Securities Lending                                            49                539                 --
                                                               ----------------   ----------------   ----------------
        Total Investment Income                                          39,928             16,883             38,764
                                                               ----------------   ----------------   ----------------
EXPENSES
   Investment Advisory Services                                           2,995              1,698              2,797
   Accounting & Transfer Agent Fees                                         557                626                659
   Custodian Fees                                                            95                287                 91
   Legal Fees                                                                18                 16                 19
   Audit Fees                                                                48                 35                 60
   Filing Fees                                                               96                 65                104
   Shareholders' Reports                                                     47                 35                 48
   Directors' Fees and Expenses                                              13                  6                 11
   Other                                                                     13                 31                 21
                                                               ----------------   ----------------   ----------------
        Total Expenses                                                    3,882              2,799              3,810
                                                               ----------------   ----------------   ----------------
   NET INVESTMENT INCOME (LOSS)                                          36,046             14,084             34,954
                                                               ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                30,696              2,103             (5,049)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                            --                (15)            (6,964)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                         205,195            119,249             11,559
     Translation of Foreign Currency Denominated
        Amounts                                                              --                 32             (2,966)
                                                               ----------------   ----------------   ----------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                   235,891            121,369             (3,420)
                                                               ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $        271,937   $        135,453   $         31,534
                                                               ================   ================   ================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            DFA                      LARGE                      DFA
                                                        REAL ESTATE                   CAP                    FIVE-YEAR
                                                        SECURITIES               INTERNATIONAL          GLOBAL FIXED INCOME
                                                         PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                 ----------------------- ------------------------ ------------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                     2004         2003         2004         2003         2004         2003
                                                 ----------- ----------- -----------  ----------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                  $    30,046  $    22,917  $    14,084  $     8,058  $    34,954  $    26,914
   Net Realized Gain (Loss) on Investment
    Securities Sold                                   30,696        6,763        2,103           --       (5,049)      37,435
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                 --           --          (15)          99       (6,964)        (826)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency       205,195      136,132      119,249       81,602       11,559      (30,554)
    Translation of Foreign Currency
      Denominated Amounts                                 --           --           32           21       (2,966)         708
                                                 -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                        271,937      165,812      135,453       89,780       31,534       33,677
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income                             (39,355)     (20,722)     (20,560)      (5,772)     (32,175)     (28,456)
   Net Short-Term Gains                                 (707)          --           --           --       (7,366)      (4,472)
   Net Long-Term Gains                                (6,193)      (2,261)          --           --      (30,042)      (2,655)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    Total Distributions                              (46,255)     (22,983)     (20,560)      (5,772)     (69,583)     (35,583)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued                                     426,234      289,454      291,666      179,697      486,993      390,384
   Shares Issued in Lieu of Cash Distributions        45,463       22,586       19,638        5,551       69,052       35,163
   Shares Redeemed                                  (171,886)     (84,728)     (85,437)    (102,500)    (281,857)    (215,919)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease) From Capital Share
    Transactions                                     299,811      227,312      225,867       82,748      274,188      209,628
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease)                        525,493      370,141      340,760      166,756      236,139      207,722
NET ASSETS
   Beginning of Period                               783,405      413,264      504,123      337,367      969,439      761,717
                                                 -----------  -----------  -----------  -----------  -----------  -----------
   End of Period                                 $ 1,308,898  $   783,405  $   844,883  $   504,123  $ 1,205,578  $   969,439
                                                 ===========  ===========  ===========  ===========  ===========  ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                     21,487       17,797       18,507       14,472       46,221       35,473
    Shares Issued in Lieu of Cash Distributions        2,448        1,588        1,271          483        6,592        3,238
    Shares Redeemed                                   (8,746)      (5,421)      (5,382)      (8,433)     (26,765)     (19,651)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
                                                      15,189       13,964       14,396        6,522       26,048       19,060
                                                 ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DFA REAL ESTATE SECURITIES PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                     2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $       18.80    $       14.91    $       15.02    $       13.51    $       11.50
                                                -------------    -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.62             0.64             0.54             0.82             0.76
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           4.47             4.08             0.18             1.49             1.90
                                                -------------    -------------    -------------    -------------    -------------
    Total From Investment Operations                     5.09             4.72             0.72             2.31             2.66
                                                -------------    -------------    -------------    -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.71)           (0.75)           (0.75)           (0.80)           (0.65)
   Net Realized Gains                                   (0.16)           (0.08)           (0.08)              --               --
                                                -------------    -------------    -------------    -------------    -------------
    Total Distributions                                 (0.87)           (0.83)           (0.83)           (0.80)           (0.65)
                                                -------------    -------------    -------------    -------------    -------------
Net Asset Value, End of Period                  $       23.02    $       18.80    $       14.91    $       15.02    $       13.51
                                                =============    =============    =============    =============    =============
Total Return                                            29.44%           33.48%            5.36%           17.76%           24.49%
                                                -------------    -------------    -------------    -------------    -------------
Net Assets, End of Period (thousands)           $   1,308,898    $     783,405    $     413,264    $     283,732    $     210,231
Ratio of Expenses to Average Net Assets                  0.39%            0.41%            0.42%            0.43%            0.45%
Ratio of Net Investment Income to
  Average Net Assets                                     3.61%            4.19%            4.71%            5.55%            6.06%
Portfolio Turnover Rate                                     6%               2%               2%               6%               7%

                                                                        LARGE CAP INTERNATIONAL PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                     2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $       14.65    $       12.10    $       13.90    $       17.30    $       19.41
                                                -------------    -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.31             0.25             0.22             0.25             0.23
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           2.86             2.51            (1.79)           (3.38)           (1.96)
                                                -------------    -------------    -------------    -------------    -------------
    Total From Investment Operations                     3.17             2.76            (1.57)           (3.13)           (1.73)
                                                -------------    -------------    -------------    -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.51)           (0.21)           (0.23)           (0.22)           (0.21)
   Net Realized Gains                                      --               --               --            (0.05)           (0.17)
                                                -------------    -------------    -------------    -------------    -------------
    Total Distributions                                 (0.51)           (0.21)           (0.23)           (0.27)           (0.38)
                                                -------------    -------------    -------------    -------------    -------------
Net Asset Value, End of Period                  $       17.31    $       14.65    $       12.10    $       13.90    $       17.30
                                                =============    =============    =============    =============    =============
Total Return                                            22.09%           23.32%          (11.50)%         (18.42)%          (9.19)%
                                                -------------    -------------    -------------    -------------    -------------
Net Assets, End of Period (thousands)           $     844,883    $     504,123    $     337,367    $     344,871    $     358,638
Ratio of Expenses to Average Net Assets                  0.41%            0.43%            0.44%            0.45%            0.47%
Ratio of Net Investment Income to
  Average Net Assets                                     2.07%            2.10%            1.74%            1.65%            1.21%
Portfolio Turnover Rate                                     1%               1%               9%               4%               1%

                 See accompanying Notes to Financial Statements.

                                                                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                     ----------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR             YEAR
                                                         ENDED           ENDED           ENDED           ENDED            ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,
                                                         2004            2003            2002            2001             2000
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period                 $      10.92    $      10.93    $      10.50    $      10.50    $      10.53
                                                     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.26            0.33            0.33            0.50            0.61
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                        0.06            0.15            0.44            0.22              --
                                                     ------------    ------------    ------------    ------------    ------------
      Total from Investment Operations                       0.32            0.48            0.77            0.72            0.61
                                                     ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.32)          (0.39)          (0.33)          (0.72)          (0.64)
   Net Realized Gains                                       (0.42)          (0.10)          (0.01)             --              --
                                                     ------------    ------------    ------------    ------------    ------------
      Total Distributions                                   (0.74)          (0.49)          (0.34)          (0.72)          (0.64)
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                       $      10.50    $      10.92    $      10.93    $      10.50    $      10.50
                                                     ============    ============    ============    ============    ============
Total Return                                                 3.04%           4.45%           7.55%           7.23%           6.09%

Net Assets, End of Period (thousands)                $  1,205,578    $    969,439    $    761,717    $    628,936    $    517,325
Ratio of Expenses to Average Net Assets                      0.34%           0.34%           0.35%           0.37%           0.38%
Ratio of Net Investment Income to Average
   Net Assets                                                3.12%           3.23%           4.09%           4.04%           4.15%
Portfolio Turnover Rate                                        90%            103%             79%            113%             80%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund consists of thirty-six portfolios, of which DFA Real Estate Securities Portfolio, Large Cap International Portfolio and DFA Five-Year Global Fixed Income Portfolio (the "Portfolios") are presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Large Cap International Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Global Fixed Income Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to each Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

     For the year ended November 30, 2004, the Portfolios advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           DFA Real Estate Securities Portfolio                           0.30 of 1%
           Large Cap International Portfolio                              0.25 of 1%
           DFA Five-Year Global Fixed Income Portfolio                    0.25 of 1%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

           DFA Real Estate Securities Portfolio                           $  16,092
           Large Cap International Portfolio                                 11,121
           DFA Five-Year Global Fixed Income Portfolio                       18,536

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                                                              U.S. GOVERNMENT           OTHER INVESTMENT
                                                                                SECURITIES                 SECURITIES
                                                                         -----------------------    -----------------------
                                                                         PURCHASES      SALES       PURCHASES      SALES
                                                                         ----------   ----------    ----------   ----------
DFA Real Estate Securities Portfolio                                             --           --    $  358,076   $   61,764
Large Cap International Portfolio                                                --           --       232,942        6,805
DFA Five-Year Global Fixed Income Portfolio                              $  238,059   $  269,780       982,297      717,684

F.  FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, or a return of capital which for tax purposes, are not available to offset future income, were reclassified to the following accounts (amounts in thousands):

                                                                                                                    INCREASE
                                                                                                 INCREASE          (DECREASE)
                                                                             INCREASE           (DECREASE)        UNDISTRIBUTED
                                                                            (DECREASE)          ACCUMULATED      NET INVESTMENT
                                                                          PAID-IN CAPITAL   NET REALIZED GAINS       INCOME
                                                                          ---------------   ------------------   --------------
Large Cap International Portfolio                                                      --   $              (66)  $           66
DFA Five-Year Global Fixed Income Portfolio                                            --                6,964           (6,964)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                                         ORDINARY
                                                                          INCOME
                                                                            AND
                                                                        SHORT-TERM      LONG-TERM    RETURN OF
                                                                       CAPITAL GAINS  CAPITAL GAINS   CAPITAL     TOTAL
                                                                       -------------  -------------  ---------  ----------
DFA Real Estate Securities Portfolio
2004                                                                   $      40,062  $       6,193      --     $   46,255
2003                                                                          20,722          2,261      --         22,983
Large Cap International Portfolio
2004                                                                          20,560             --      --         20,560
2003                                                                           5,772             --      --          5,772
DFA Five-Year Global Fixed Income Portfolio
2004                                                                          39,545         30,038      --         69,583
2003                                                                          32,928          2,655      --         35,583

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                                    TOTAL NET
                                                                                                                  DISTRIBUTABLE
                                                                      UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL      EARNINGS/
                                                                     NET INVESTMENT    LONG-TERM        LOSS      (ACCUMULATED
                                                                         INCOME      CAPITAL GAINS  CARRYFORWARD     LOSSES)
                                                                     --------------  -------------  ------------  -------------
DFA Real Estate Securities Portfolio                                 $        9,090  $      28,181            --  $      37,271
Large Cap International Portfolio                                             6,784             --  $    (19,070)       (12,286)
DFA Five-Year Global Fixed Income Portfolio                                     111             --        (5,041)        (4,930)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                               EXPIRES ON NOVEMBER 30,
                                                                      ------------------------------------------
                                                                       2009     2010     2011   2012     TOTAL
                                                                      ------  --------  -----  -------  --------
Large Cap International Portfolio                                     $  357  $ 18,180  $ 533       --  $ 19,070
DFA Five-Year Global Fixed Income Portfolio                               --        --     --  $ 5,041     5,041

     During the year ended November 30, 2004, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amount:

         Large Cap International Portfolio                         $    2,073,000

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Large Cap International Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $5,327,264 and $81,703, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes.

     The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                           NET
                                                                                                       UNREALIZED
                                                          FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION/
                                                          TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                        ------------   ------------   ------------   --------------
DFA Real Estate Securities Portfolio                    $    959,099   $    377,241   $     (5,574)  $      371,667
Large Cap International Portfolio                            775,250        170,244        (61,315)         108,929
DFA Five-Year Global Fixed Income Portfolio                1,190,164         12,744         (8,934)           3,810

G.  COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                 ACCUMULATED                 ACCUMULATED     UNREALIZED
                                     NET                    NET REALIZED    APPRECIATION    UNREALIZED
                                 INVESTMENT    ACCUMULATED     FOREIGN    (DEPRECIATION)OF  NET FOREIGN                NUMBER OF
                      PAID-IN      INCOME     NET REALIZED    EXCHANGE       INVESTMENT      EXCHANGE      TOTAL NET     SHARES
                      CAPITAL      (LOSS)      GAIN (LOSS)   GAIN (LOSS)     SECURITIES     GAIN (LOSS)     ASSETS      AUTHORIZED
                     ----------  -----------  ------------  ------------   --------------  -------------  -----------  ------------
DFA Real Estate
  Securities
  Portfolio          $  899,979  $     2,522  $     33,671            --   $      372,726             --  $ 1,308,898   100,000,000
Large Cap
  International
  Portfolio             748,224        1,463       (19,937) $        (15)         115,081  $          67      844,883   150,000,000
DFA Five-Year
  Global Fixed
  Income Portfolio    1,206,586       10,106        (5,001)       (6,964)           3,817         (2,966)   1,205,578   100,000,000

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     Any open repurchase agreements were entered into on November 30, 2004.

     2. FORWARD CURRENCY CONTRACTS: DFA Five-Year Global Fixed Income Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, DFA Five-Year Global Fixed Income Portfolio had entered into the following contract and the net unrealized foreign exchange loss is reflected in the accompanying financial statements.

                                                                                     UNREALIZED
                                                                                      FOREIGN
 SETTLEMENT                                        CONTRACT         VALUE AT          EXCHANGE
   DATE       CURRENCY SOLD       CURRENCY          AMOUNT      NOVEMBER 30, 2004    GAIN (LOSS)
-----------   -------------   ---------------    ------------   -----------------   ------------
   12/06/04     195,664,671   Canadian Dollar   $ 161,500,918   $     164,544,628   $ (3,043,710)
   12/23/04      12,219,763     Swedish Krona       1,765,988           1,816,175        (50,187)
                                                -------------   -----------------   ------------
                                                $ 163,266,906   $     166,360,803   $ (3,093,897)
                                                =============   =================   ============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

I.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Portfolios under the discretionary line of credit during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolios during the year ended November 30, 2004.

J.  SECURITIES LENDING:

     As of November 30, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for DFA Real Estate Securities Portfolio and DFA Five-Year Global Fixed Income Portfolio) and the summary schedule of portfolio holdings (for Large Cap International Portfolio), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Real Estate Securities Portfolio, Large Cap International Portfolio and DFA Five-Year Global Fixed Income Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2004 the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                PERFORMANCE CHART

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

[CHART]

GROWTH OF $10,000

                      DIMENSIONAL EMERGING       MSCI EMERGING MARKETS
                     MARKETS VALUE FUND INC.    FREE INDEX (PRICE-ONLY)
  11/30/94                  $     9,950                $    10,000
  12/31/94                  $     9,198                $     9,190
   1/31/95                  $     8,371                $     8,207
   2/28/95                  $     8,087                $     7,988
   3/31/95                  $     8,330                $     8,020
   4/30/95                  $     8,852                $     8,364
   5/31/95                  $     9,704                $     8,787
   6/30/95                  $     9,603                $     8,795
   7/31/95                  $     9,848                $     8,978
   8/31/95                  $     9,510                $     8,755
   9/30/95                  $     9,312                $     8,702
  10/31/95                  $     9,011                $     8,360
  11/30/95                  $     8,780                $     8,204
  12/31/95                  $     9,079                $     8,552
   1/31/96                  $     9,921                $     9,151
   2/29/96                  $     9,653                $     8,991
   3/31/96                  $     9,699                $     9,044
   4/30/96                  $    10,021                $     9,374
   5/31/96                  $    10,090                $     9,309
   6/30/96                  $    10,194                $     9,347
   7/31/96                  $     9,373                $     8,692
   8/31/96                  $     9,679                $     8,901
   9/30/96                  $     9,903                $     8,966
  10/31/96                  $     9,667                $     8,721
  11/30/96                  $     9,606                $     8,856
  12/31/96                  $     9,673                $     8,885
   1/31/97                  $    10,821                $     9,483
   2/28/97                  $    11,088                $     9,882
   3/31/97                  $    10,781                $     9,599
   4/30/97                  $    10,668                $     9,582
   5/31/97                  $    11,413                $     9,830
   6/30/97                  $    11,874                $    10,336
   7/31/97                  $    12,099                $    10,469
   8/31/97                  $    10,836                $     9,125
   9/30/97                  $    11,483                $     9,363
  10/31/97                  $    10,051                $     7,819
  11/30/97                  $     9,773                $     7,529
  12/31/97                  $    10,151                $     7,693
   1/31/98                  $     9,527                $     7,084
   2/28/98                  $    10,263                $     7,819
   3/31/98                  $    10,737                $     8,132
   4/30/98                  $    10,600                $     8,028
   5/31/98                  $     9,407                $     6,903
   6/30/98                  $     8,595                $     6,165
   7/31/98                  $     8,932                $     6,338
   8/31/98                  $     6,604                $     4,482
   9/30/98                  $     6,579                $     4,754
  10/31/98                  $     7,989                $     5,249
  11/30/98                  $     9,302                $     5,679
  12/31/98                  $     9,675                $     5,576
   1/31/99                  $     9,538                $     5,482
   2/28/99                  $     9,629                $     5,531
   3/31/99                  $    10,705                $     6,243
   4/30/99                  $    13,397                $     7,006
   5/31/99                  $    13,397                $     6,944
   6/30/99                  $    15,027                $     7,717
   7/31/99                  $    14,708                $     7,496
   8/31/99                  $    14,838                $     7,559
   9/30/99                  $    14,375                $     7,293
  10/31/99                  $    15,005                $     7,442
  11/30/99                  $    15,969                $     8,107
  12/31/99                  $    17,966                $     9,127
 1/31/2000                  $    17,869                $     9,164
 2/29/2000                  $    17,402                $     9,282
 3/31/2000                  $    17,160                $     9,313
 4/30/2000                  $    16,139                $     8,417
 5/31/2000                  $    15,005                $     8,051
 6/30/2000                  $    15,036                $     8,308
 7/31/2000                  $    14,402                $     7,871
 8/31/2000                  $    14,417                $     7,899
 9/30/2000                  $    13,372                $     7,199
10/31/2000                  $    12,423                $     6,673
11/30/2000                  $    11,492                $     6,086
12/31/2000                  $    11,837                $     6,225
 1/31/2001                  $    12,977                $     7,068
 2/28/2001                  $    11,925                $     6,509
 3/31/2001                  $    10,785                $     5,840
 4/30/2001                  $    11,275                $     6,112
 5/31/2001                  $    11,547                $     6,165
 6/30/2001                  $    11,415                $     6,022
 7/31/2001                  $    11,108                $     5,626
 8/31/2001                  $    11,239                $     5,561
 9/30/2001                  $     9,416                $     4,688
10/31/2001                  $     9,802                $     4,977
11/30/2001                  $    10,993                $     5,491
12/31/2001                  $    11,746                $     5,919
 1/31/2002                  $    12,694                $     6,112
 2/28/2002                  $    12,528                $     6,206
 3/31/2002                  $    13,282                $     6,554
 4/30/2002                  $    13,650                $     6,580
 5/31/2002                  $    13,485                $     6,458
 6/30/2002                  $    12,528                $     5,963
 7/31/2002                  $    12,040                $     5,494
 8/31/2002                  $    12,068                $     5,574
 9/30/2002                  $    10,632                $     4,962
10/31/2002                  $    11,083                $     5,281
11/30/2002                  $    11,958                $     5,639
12/31/2002                  $    11,604                $     5,447
 1/31/2003                  $    11,783                $     5,416
 2/28/2003                  $    11,679                $     5,245
 3/31/2003                  $    11,426                $     5,077
 4/30/2003                  $    12,929                $     5,504
 5/31/2003                  $    13,907                $     5,882
 6/30/2003                  $    14,527                $     6,204
 7/31/2003                  $    14,855                $     6,575
 8/31/2003                  $    15,842                $     7,002
 9/30/2003                  $    16,621                $     7,041
10/31/2003                  $    18,115                $     7,628
11/30/2003                  $    18,322                $     7,707
12/31/2003                  $    20,539                $     8,256
 1/31/2004                  $    21,099                $     8,525
 2/29/2004                  $    22,480                $     8,908
 3/31/2004                  $    22,760                $     8,989
 4/30/2004                  $    21,176                $     8,229
 5/31/2004                  $    20,549                $     8,041
 6/30/2004                  $    20,941                $     8,059
 7/31/2004                  $    21,203                $     7,890
 8/31/2004                  $    22,167                $     8,200
 9/30/2004                  $    23,626                $     8,655
10/31/2004                  $    24,380                $     8,843
11/30/2004                  $    27,016                $     9,658

AVERAGE ANNUAL             ONE        FIVE         TEN
 TOTAL RETURN              YEAR       YEARS       YEARS
---------------------------------------------------------

                          47.38%      10.99%     10.67%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                               LOCAL
                                                              CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                  RETURN           RETURN
-----------------------------                                 --------        -----------
United Kingdom (net dividends)                                   12.03%             24.51%
Japan (net dividends)                                            10.69%             17.86%
France                                                           12.62%             24.86%
Switzerland                                                       5.03%             19.32%
Germany                                                          11.22%             23.29%
Netherlands                                                       6.65%             18.21%
Australia                                                        28.04%             37.29%
Italy                                                            17.28%             30.03%
Spain                                                            23.45%             36.88%
Sweden                                                           29.85%             45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                           32.17%
Citigroup EPAC Extended Market Index (small companies)                              30.10%
MSCI EAFE Value Index (net dividends)                                               29.32%
MSCI EAFE Index (net dividends)                                                     24.19%
MSCI EAFE Growth Index (net dividends)                                              19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                                TOTAL
                                                                               RETURNS
COUNTRY                                                                        (U.S. $)
------                                                                         -------
Brazil                                                                           34.91%
Argentina                                                                        25.55%
Thailand                                                                          2.99%
Chile                                                                            31.00%
Indonesia                                                                        49.70%
Hungary                                                                          84.84%
Israel                                                                           14.51%
Poland                                                                           63.81%
Taiwan                                                                            7.55%
Mexico                                                                           43.28%
Malaysia                                                                         17.71%
Philippines                                                                      38.36%
Turkey                                                                           57.65%
South Korea                                                                      26.73%

----------
Source: DataStream International

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2004, the Fund held 1,333 stocks in 16 countries. Through March 2004, allocations reflected a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in Dimensional Emerging Markets Value Fund Inc. were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2004, the Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 0.80% of the Fund's assets.

     As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets value stocks outperformed developed country stocks as well as core emerging markets strategies. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 47.38% for the Dimensional Emerging Markets Value Fund Inc. Relative to the MSCI Emerging Markets Free Index, superior performance of the Fund was primarily due to greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to-market ratio. The average portfolio weight for stocks falling into the top quartile when ranked by book-to-market ratio was 71% compared to 18% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                               BEGINNING      ENDING                   EXPENSES
                                                                ACCOUNT      ACCOUNT      ANNUALIZED     PAID
                                                                VALUE         VALUE        EXPENSE      DURING
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.                   6/01/04       11/30/04       RATIO      PERIOD*
--------------------------------------------                 ------------   -----------   ----------   --------
   Actual Fund Return                                        $   1,000.00   $  1,314.80         0.32%  $   1.85
   Hypothetical 5% Return                                    $   1,000.00   $  1,023.40         0.32%  $   1.62

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

Financials                                                                  26.9%
Materials                                                                   26.4
Industrials                                                                 16.9
Consumer Discretionary                                                      11.1
Consumer Staples                                                             6.6
Information Technology                                                       4.2
Energy                                                                       3.1
Telecommunication Service                                                    1.6
Utilities                                                                    1.6
Health Care                                                                  1.6
                                                                           -----
                                                                           100.0%
                                                                           =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SOUTH AFRICA -- (12.4%)
COMMON STOCKS -- (12.4%)
  ABSA Group, Ltd.                                                   1,028,666   $    12,487,243                1.1%
  Anglo American PLC                                                   234,915         5,610,864                0.5%
  Barloworld, Ltd.                                                     397,633         6,734,018                0.6%
  Imperial Holdings, Ltd.                                              354,239         6,236,610                0.5%
  Iscor, Ltd.                                                          976,965        10,962,879                0.9%
  Liberty Group, Ltd.                                                  711,717         7,828,579                0.7%
  Nedcor, Ltd.                                                         837,695        10,907,757                0.9%
  Old Mutual PLC                                                     6,560,799        16,233,597                1.4%
  Sanlam, Ltd.                                                       4,967,580        10,376,795                0.9%
  Sappi, Ltd.                                                          451,122         6,023,655                0.5%
  Other Securities                                                                    52,698,422                4.5%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $98,218,528)                                                                146,100,419               12.5%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* South African Rand
    (Cost $4,049)                                                                          4,649               0.0%
                                                                                 ---------------    ---------------

TOTAL -- SOUTH AFRICA
   (Cost $98,222,577)                                                                146,105,068               12.5%
                                                                                 ---------------    ---------------

SOUTH KOREA -- (11.6%)
COMMON STOCKS -- (11.6%)
  Hyundai Motor Co., Ltd.                                              212,320        10,419,976                0.9%
  Other Securities                                                                   126,463,016               10.8%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $85,258,948)                                                                136,882,992               11.7%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
  Other Securities
   (Cost $0)                                                                                   0                0.0%
                                                                                 ---------------    ---------------

TOTAL -- SOUTH KOREA
  (Cost $85,258,948)                                                                 136,882,992               11.7%
                                                                                 ---------------    ---------------

TAIWAN -- (10.7%)
COMMON STOCKS  (10.6%)
* Chang Hwa Commercial Bank                                          8,379,459         5,204,329                0.5%
  Far East Textile, Ltd.                                             7,095,613         5,497,160                0.5%
  Other Securities                                                                   113,869,960                9.6%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $108,048,876)                                                               124,571,449               10.6%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
   (Cost $950,056)                                                                       973,977                0.1%
                                                                                 ---------------    ---------------

TOTAL -- TAIWAN
   (Cost $108,998,932)                                                               125,545,426               10.7%
                                                                                 ---------------    ---------------

MEXICO -- (10.1%)
COMMON STOCKS  (10.1%)
  Alfa S.A. de C.V. Series A                                         3,740,264        18,523,498                1.6%
  Controladora Comercial Mexicana S.A. de C.V. Series B              5,484,600         6,145,703                0.5%
* Empresas ICA Sociedad Controladora S.A. de C.V.                   16,050,200         5,732,852                0.5%
  Industrias Penoles S.A. de C.V.                                    1,277,400         6,656,236                0.6%

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
* Nueva Grupo Mexico S.A. de C.V. Series B                           5,325,961   $    25,736,156                2.2%
  Organizacion Soriana S.A. de C.V. Series B                         2,735,500         9,405,242                0.8%
  Other Securities                                                                    46,257,486                3.9%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $69,257,596)                                                                118,457,173               10.1%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
   (Cost $6,374)                                                                           5,970                0.0%
                                                                                 ---------------    ---------------

TOTAL -- MEXICO
   (Cost $69,263,970)                                                                118,463,143               10.1%
                                                                                 ---------------    ---------------

BRAZIL -- (9.1%)
PREFERRED STOCKS -- (7.9%)
* Acesita SA                                                           413,076         5,414,029                0.5%
  Banco Bradesco SA                                                     83,828         5,485,803                0.5%
* Braskem SA                                                       142,800,000         6,216,000                0.5%
  Gerdau SA                                                            775,552        13,959,936                1.2%
  Metalurgica Gerdau SA                                                396,800         9,337,929                0.8%
  Sadia SA                                                           3,838,282         7,761,232                0.7%
  Siderurgica Belgo-Mineira                                         12,307,631         6,312,186                0.5%
  Siderurgica de Tubarao Sid Tubarao                               160,870,000         8,398,360                0.7%
  Other Securities                                                                    30,518,093                2.5%
                                                                                 ---------------    ---------------

TOTAL PREFERRED STOCKS
   (Cost $22,269,100)                                                                 93,403,568                7.9%
                                                                                 ---------------    ---------------

COMMON STOCKS -- (1.2%)
  Companhia Siderurgica Nacional                                       606,400        11,548,353                1.0%
  Other Securities                                                                     2,282,860                0.2%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $2,920,794)                                                                  13,831,213                1.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
     (Cost $0)                                                                               378                0.0%
                                                                                 ---------------    ---------------

TOTAL -- BRAZIL
   (Cost $25,189,894)                                                                107,235,159                9.1%
                                                                                 ---------------    ---------------

MALAYSIA -- (7.7%)
COMMON STOCKS -- (7.7%)
  Other Securities                                                                    90,853,909                7.7%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $78,273,577)                                                                 90,853,909                7.7%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $2,000)                                                                         59,258                0.0%
                                                                                 ---------------    ---------------

TOTAL -- MALAYSIA
   (Cost $78,275,577)                                                                 90,913,167                7.7%
                                                                                 ---------------    ---------------

TURKEY -- (7.0%)
COMMON STOCKS -- (7.0%)
  Akbank T.A.S.                                                  2,744,529,505        13,018,047                1.1%
* Dogan Sirketler Grubu Holdings A.S.                            3,007,361,142         5,213,633                0.4%
  Eregli Demir ve Celik Fabrikalari Turk A.S.                    1,995,394,500         8,286,369                0.7%

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
* Turkiye Garanti Bankasi A.S                                    2,762,007,650   $     6,754,907                0.6%
  Turkiye Is Bankasi A.S. Series C                               1,860,440,560         8,766,399                0.8%
  Other Securities                                                                    40,733,982                3.5%
                                                                                 ---------------    ---------------

TOTAL -- TURKEY
   (Cost $31,842,604)                                                                 82,773,337                7.1%
                                                                                 ---------------    ---------------

INDONESIA -- (6.3%)
COMMON STOCKS -- (6.3%)
  PT Bank Pan Indonesia Tbk                                        113,482,661         5,156,231                0.4%
  PT International Nickel Indonesia Tbk                              7,522,000         9,852,368                0.8%
  PT Medco Energi International Tbk                                 31,249,000         7,186,336                0.6%
  PT Semen Gresik Tbk                                                8,421,591        11,991,021                1.0%
  PT Tempo Scan Pacific                                              6,466,000         6,313,906                0.5%
  Other Securities                                                                    34,371,706                3.1%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $37,400,548)                                                                 74,871,568                6.4%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Indonesia Rupiah
   (Cost $1,131)                                                                           1,057                0.0%
                                                                                 ---------------    ---------------

TOTAL -- INDONESIA
   (Cost $37,401,679)                                                                 74,872,625                6.4%
                                                                                 ---------------    ---------------

ISRAEL -- (5.7%)
COMMON STOCKS -- (5.7%)
  Bank Hapoalim, Ltd.                                                3,775,700        11,007,262                0.9%
  Bank Leumi Le-Israel                                               4,836,950        11,358,181                1.0%
* Koor Industries, Ltd.                                                125,769         5,851,171                0.5%
  Other Securities                                                                    39,249,325                3.4%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $50,280,448)                                                                 67,465,939                5.8%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
    (Cost $6,027)                                                                          6,255                0.0%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                 0                0.0%
                                                                                 ---------------    ---------------

TOTAL -- ISRAEL
   (Cost $50,286,475)                                                                 67,472,194                5.8%
                                                                                 ---------------    ---------------

THAILAND -- (4.8%)
COMMON STOCKS -- (4.8%)
  National Petrochemical Public Co., Ltd. (Foreign)                  2,010,600         5,356,838                0.5%
  Regional Container Lines Public Co., Ltd.                          6,950,000         5,334,623                0.5%
  Other Securities                                                                    45,539,895                3.8%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $29,044,407)                                                                 56,231,356                4.8%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                 0                0.0%
                                                                                 ---------------    ---------------

TOTAL -- THAILAND
   (Cost $29,044,407)                                                                 56,231,356                4.8%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
HUNGARY -- (3.1%)
COMMON STOCKS -- (3.1%)
  Magyar Olay-Es Gazipari RT                                           183,209   $    12,377,521                1.1%
* Tiszai Vegyi Kombinat RT                                             253,242         7,190,453                0.6%
  Other Securities                                                                    16,539,871                1.4%
                                                                                 ---------------    ---------------

TOTAL -- HUNGARY
   (Cost $23,732,647)                                                                 36,107,845                3.1%
                                                                                 ---------------    ---------------

CHILE -- (3.0%)
COMMON STOCKS -- (3.0%)
   COPEC (Cia de Petroleos de Chile)                                   947,488         7,489,705                0.6%
   Empresas CMPC SA                                                    286,547         6,575,602                0.6%
   Sociedad Quimica y Minera de Chile SA Series B                      945,090         5,751,674                0.5%
   Other Securities                                                                   15,062,905                1.3%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $19,296,477)                                                                 34,879,886                3.0%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Chilean Pesos
     (Cost $22,286)                                                                       22,521                0.0%
                                                                                 ---------------    ---------------

TOTAL -- CHILE
   (Cost $19,318,763)                                                                 34,902,407                3.0%
                                                                                 ---------------    ---------------

POLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
   Other Securities                                                                   32,255,044                2.7%
                                                                                 ---------------    ---------------

TOTAL -- POLAND
   (Cost $23,766,828)                                                                 32,255,044                2.7%
                                                                                 ---------------    ---------------

ARGENTINA -- (2.2%)
COMMON STOCKS -- (2.2%)
   Tenaris SA                                                        1,660,259         7,936,331                0.7%
   Other Securities                                                                   17,995,742                1.5%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $19,009,343)                                                                 25,932,073                2.2%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                            52,751                0.0%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Argentine Peso
     (Cost $3,426)                                                                         3,417                0.0%
                                                                                 ---------------    ---------------

TOTAL -- ARGENTINA
   (Cost $19,012,769)                                                                 25,988,241                2.2%
                                                                                 ---------------    ---------------

PHILIPPINES -- (2.2%)
COMMON STOCKS -- (2.2%)
   Other Securities                                                                   25,566,076                2.2%
                                                                                 ---------------    ---------------

TOTAL -- PHILIPPINES
   (Cost $28,352,716)                                                                 25,566,076                2.2%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
CZECH REPUBLIC -- (0.8%)
COMMON STOCKS -- (0.8%)
   CEZ A.S                                                             491,462   $     7,088,714                0.6%
   Other Securities                                                                    2,772,440                0.2%
                                                                                 ---------------    ---------------

TOTAL -- CZECH REPUBLIC
   (Cost $7,263,981)                                                                   9,861,154                0.8%
                                                                                 ---------------    ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
   (Cost $372)                                                                               549                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    1.88%, 12/01/04 (Collateralized by $6,920,000 FNMA Notes
    2.95%, 11/14/07, valued at $6,929,709) to be repurchased
    at $6,834,357 (Cost $6,834,000)                            $         6,834         6,834,000                0.6%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $742,067,139)                                                            $ 1,178,009,783              100.5%
                                                                                 ===============    ===============

----------
 +  Securities have been fair valued. See Note B to Financial Statements.
 *  Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
    "Other Securites" are those securites that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $742,067)                                              $     1,178,010
Cash                                                                                            9
Receivables:
   Investment Securities Sold                                                                 779
   Dividends, Interest,                                                                     1,530
   Fund Shares Sold                                                                         1,391
                                                                                  ---------------
      Total Assets                                                                      1,181,719
                                                                                  ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                            522
   Fund Shares Redeemed                                                                     3,520
   Due to Advisor                                                                              93
Deferred Thailand Capital Gains Tax                                                         4,368
Deferred Chilean Repatriation Tax                                                              17
Accrued Expenses and Other Liabilities                                                        249
                                                                                  ---------------
      Total Liabilities                                                                     8,769
                                                                                  ---------------
NET ASSETS applicable to 42,541,317 shares outstanding $0.01 par value shares
   (Authorized 200,000,000 shares)                                                $     1,172,950
                                                                                  ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                          $         27.57
                                                                                  ===============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $       717,020
Accumulated Net Investment Income (Loss)                                                    3,225
Accumulated Net Realized Gain (Loss)                                                       22,438
Accumulated Net Realized Foreign Exchange Gain (Loss)                                      (1,330)
Unrealized Appreciation (Depreciation) from Investment Securities and Foreign
   Currency Transactions                                                                  435,943
Unrealized Net Foreign Exchange Gain (Loss)                                                    22
Deferred Thailand Capital Gains Tax                                                        (4,368)
                                                                                  ---------------
      Total Net Assets                                                            $     1,172,950
                                                                                  ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,034)                            $        22,565
   Interest                                                                                   141
                                                                                  ---------------
        Total Investment Income                                                            22,706
                                                                                  ---------------

EXPENSES
   Investment Advisory Services                                                               852
   Accounting & Transfer Agent Fees                                                           692
   Custodian Fees                                                                           1,095
   Legal Fees                                                                                  42
   Audit Fees                                                                                  31
   Shareholders' Reports                                                                       75
   Directors' Fees and Expenses                                                                 6
   Other                                                                                       68
                                                                                  ---------------
        Total Expenses                                                                      2,861
                                                                                  ---------------
   NET INVESTMENT INCOME (LOSS)                                                            19,845
                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                  26,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                               (1,330)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                           294,842
     Translation of Foreign Currency Denominated Amounts                                       36
   Deferred Thailand Capital Gains Tax                                                      1,032
                                                                                  ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                          321,344
                                                                                  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $       341,189
                                                                                  ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                        YEAR            YEAR
                                                                                        ENDED           ENDED
                                                                                      NOV. 30,        NOV. 30,
                                                                                        2004            2003
                                                                                  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                   $        19,845  $         9,519
   Net Realized Gain (Loss) on Investment Securities Sold                                  26,764            9,445
   Net Realized Gain (Loss) on Foreign Currency Transactions                               (1,330)            (301)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                          294,842          164,617
      Translation of Foreign Currency Denominated Amounts                                      36              (93)
   Deferred Thailand Capital Gains Tax                                                      1,032           (3,793)
                                                                                  ---------------  ---------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                        341,189          179,394
                                                                                  ---------------  ---------------
Distributions From:
   Net Investment Income                                                                  (15,246)         (10,213)
   Net Long-Term Gains                                                                     (6,727)              --
                                                                                  ---------------  ---------------
      Total Distributions                                                                 (21,973)         (10,213)
                                                                                  ---------------  ---------------
Capital Share Transactions (1):
   Shares Issued                                                                          283,404          187,083
   Shares Issued in Lieu of Cash Distributions                                             19,331           10,213
   Shares Redeemed                                                                        (66,724)         (94,351)
                                                                                  ---------------  ---------------
   Net Increase (Decrease) From Capital Share Transactions                                236,011          102,945
                                                                                  ---------------  ---------------
      Total Increase (Decrease)                                                           555,227          272,126
NET ASSETS
   Beginning of Period                                                                    617,723          345,597
                                                                                  ---------------  ---------------
   End of Period                                                                  $     1,172,950  $       617,723
                                                                                  ===============  ===============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                        12,545           11,549
      Shares Issued in Lieu of Cash Distributions                                             905              597
      Shares Redeemed                                                                      (3,000)          (7,037)
                                                                                  ---------------  ---------------
                                                                                           10,450            5,109
                                                                                  ===============  ===============

                   See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          YEAR            YEAR          YEAR         YEAR          YEAR
                                                          ENDED           ENDED         ENDED        ENDED         ENDED
                                                        NOV. 30,        NOV. 30,      NOV. 30,     NOV. 30,       NOV. 30,
                                                          2004            2003          2002         2001           2000
                                                      -------------   -----------   -----------   -----------    -----------
Net Asset Value, Beginning of Period                  $       19.25   $     12.81   $     12.28   $     14.14    $     20.88
                                                      -------------   -----------   -----------   -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.62          0.33          0.23          0.38           0.19
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                          8.32          6.45          0.83         (0.92)         (5.75)
                                                      -------------   -----------   -----------   -----------    -----------
      Total from Investment Operations                         8.94          6.78          1.06         (0.54)         (5.56)
                                                      -------------   -----------   -----------   -----------    -----------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.41)        (0.34)        (0.32)        (0.33)         (0.16)
   Net Realized Gains                                         (0.21)           --         (0.21)        (0.99)         (1.02)
                                                      -------------   -----------   -----------   -----------    -----------
      Total Distributions                                     (0.62)        (0.34)        (0.53)        (1.32)         (1.18)
                                                      -------------   -----------   -----------   -----------    -----------
Net Asset Value, End of Period                        $       27.57   $     19.25   $     12.81   $     12.28    $     14.14
                                                      =============   ===========   ===========   ===========    ===========
Total Investment Return                                       47.38%        53.30%         8.79%        (4.34)%       (28.02)%

Net Assets, End of Period (thousands)                 $   1,172,950   $   617,723   $   345,597   $   279,096    $   295,276
Ratio of Expenses to Average Net Assets                        0.34%         0.42%         0.40%         0.52%          0.54%
Ratio of Net Investment Income to Average
   Net Assets                                                  2.29%         2.39%         1.67%         3.16%          1.46%
Portfolio Turnover Rate                                           8%           10%           15%           19%            19%

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

     5. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $13,700.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2004, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                             $   307,963
          Sales                                                      65,388

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, or a return of capital which for tax purposes, are not available to offset future income, were reclassified to the following accounts (amounts in thousands):

                                                INCREASE
                         INCREASE              (DECREASE)
                        (DECREASE)            UNDISTRIBUTED
                        ACCUMULATED          NET INVESTMENT
                    NET REALIZED GAINS           INCOME
                    ------------------       --------------
                         $  (1,396)              $  1,396

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                           ORDINARY     LONG-TERM
                                            INCOME     CAPITAL GAIN     TOTAL
                                          ----------   ------------   ----------
2004                                      $   15,246    $    6,727    $   21,973
2003                                          10,213            --        10,213

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                      TOTAL NET
                                                    DISTRIBUTABLE
                   UNDISTRIBUTED    UNDISTRIBUTED     EARNINGS
                  NET INVESTMENT      LONG-TERM     (ACCUMULATED
                      INCOME        CAPITAL GAINS      LOSSES)
                  --------------    -------------   -------------
                     $  5,282         $  24,032        $  29,314

     Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $1,967,765 and $2,725,434 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                NET
                                                             UNREALIZED
              FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
             TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
            ---------      ------------    ------------    --------------
            $ 747,035        $ 482,228      $ (51,253)        $ 430,975

F. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Fund under the line of credit during the year ended November 30, 2004.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

 NAME, AGE, POSITION                                    PORTFOLIOS WITHIN THE
   WITH THE FUND             TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                LENGTH OF SERVICE              OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993        75 portfolios in 4       Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG       DFAIDG - since 1983        investment companies     School of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P.Gould Director of      DFAITC - since 1993        75 portfolios in 4       Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.          DFAIDG - since 1986        investment companies     Professor of Economics, Graduate School of
Trustee of DFAITC.            DIG - since 1993                                    Business, University of Chicago. Senior
1101 E. 58th Street           DEM - since 1993                                    Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                 strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                            President, Cardean University (division of
                                                                                  UNext.com). Member of the Boards of Milwaukee
                                                                                  Mutual Insurance Company and UNext.com. Formerly,
                                                                                  Trustee, First Prairie Funds (registered
                                                                                  investment company). Trustee, Harbor Fund
                                                                                  (registered investment company) (13 Portfolios).

 NAME, AGE, POSITION                                    PORTFOLIOS WITHIN THE
   WITH THE FUND             TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                LENGTH OF SERVICE              OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993        75 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981        investment companies     Management. Director, BIRR Portfolio Analysis,
and DEM.                      DIG - since 1993                                    Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.            DEM - since 1993                                    Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                         publishing and consulting). Partner, Zebra
P.O. Box 208200                                                                   Capital Management, LLC (hedge fund
New Haven, CT                                                                     manager). Formerly, Director, Hospital Fund,
06520-8200                                                                        Inc. (investment management services).
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003       75 portfolios in 4       John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003       investment companies     Graduate School of Business Administration,
and DEM.                      DFA DIG - since 2003                                Harvard University (since 1998). George Fisher
Trustee of DFAITC.            DEM - since 2003                                    Baker Professor of Business Administration,
Harvard Business School                                                           Graduate School of Business Administration,
397 Morgan Hall                                                                   Harvard University (1988-1998), Co-founder,
Soldiers Field                                                                    Chief Science Officer, Integrated Finance
Boston, MA 02163                                                                  Limited (since 2002). Director, MF Risk,
Date of Birth: 7/31/44                                                            Inc. (risk managemetnt software) (since
                                                                                  2001). Director, Peninsula Banking Group (bank)
                                                                                  (since 2003). Director, Community First Financial
                                                                                  Group (bank holding company) (since
                                                                                  2003). Formerly, Co-Founder and Principal,
                                                                                  Long-Term Capital Management. Director, Vical
                                                                                  Incorporated (biopharamceutical product
                                                                                  development).

Myron S. Scholes              DFAITC - since 1993        75 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981        investment companies     Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                    Capital Management (private equity
Trustee of DFAITC.            DEM - since 1993                                    firm). Chairman, Oak Hill Platinum Partners
Oak Hill Capital                                                                  (hedge fund). Director, Chicago Mercantile
Management, Inc.                                                                  Exchange. Consultant, Arbor Investors. Formerly,
2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds.
Suite 220                                                                         Director, American Century Fund Complex
Menlo Park, CA 94025                                                              (registered investment companies) (38
Date of Birth: 7/01/41                                                            Portfolios); and Director, Chicago Mercantile
                                                                                  Exchange Holdings Inc..

Abbie J. Smith                DFAITC - since 2000        75 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000        investment companies     Graduate School of Business, University of
and DEM.                      DIG - since 2000                                    Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.            DEM - since 2000                                    Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                       Industries Inc. (office furniture) and Director,
University of Chicago                                                             Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993        75 portfolios in 4       Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief     DFAIDG - since 1981        investment companies     Chief Investment Officer and President of
Executive Officer, Chief      DIG - since 1992                                    Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and        DEM- since 1993                                     Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG                                                          Chief Executive Officer, Chief Investment
and DEM. Chairman,                                                                Officer and President of DFAITC. Director of
Trustee, Chief Executive                                                          Dimensional Fund Advisors Ltd. and formerly Chief
Officer, Chief Investment                                                         Investment Officer. Director, Chief Investment
Officer and President of                                                          Officer and President of DFA Australia
DFAITC.                                                                           Ltd. Formerly, Director of Dimensional Funds
1299 Ocean Avenue                                                                 PLC. Chairman, Director, Chief Executive Officer
Santa Monica, CA 90401                                                            and Chief Investment Officer of Dimensional Fund
Date of Birth: 12/02/46                                                           Advisors Canada Inc. (All Chief Investment
                                                                                  Officer positions held starting 1/1/2003 except
                                                                                  for Dimensional Fund Advisors Canada Inc., which
                                                                                  was from 6/17/2003.)

                                                                                  Limited Partner, Oak Hill Partners. Director,
                                                                                  University of Chicago Business School. Formerly,
                                                                                  Director, SA Funds (registered investment
                                                                                  company). Formerly Director, Assante Corporation
                                                                                  (investment management) (until 2002).

 NAME, AGE, POSITION                                    PORTFOLIOS WITHIN THE
   WITH THE FUND             TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                LENGTH OF SERVICE              OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993        75 portfolios in 4       Chairman and Director (and prior to 1/1/2003,
Chairman and Director of      DFAIDG - since 1981        investment companies     Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.          DIG - since 1992                                    Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of       DEM - since 1993                                    and DEM. Chairman, Trustee (and prior to
DFAITC.                                                                           1/1/2003, Chief Investment Officer) of
1299 Ocean Avenue                                                                 DFAITC. Director and formerly President of
Santa Monica, CA 90401                                                            Dimensional Fund Advisors Ltd. Director (and
Date of Birth: 9/07/44                                                            prior to 1/1/2003, Chief Investment Officer) of
                                                                                  DFA Australia Ltd. Director of Dimensional Funds
                                                                                  PLC and Dimensional Fund Advisors Canada Inc.

                                                                                  Trustee, St. Louis University. Life Trustee and
                                                                                  Member of Investment Committee, DePaul
                                                                                  University. Director, The German St. Vincent
                                                                                  Orphan Home. Member of Investment Committee,
                                                                                  Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                       TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
          AND ADDRESS                       SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
                                                   OFFICERS

Arthur H. Barlow                          Since 1993        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 11/7/55                                      Dimensional Fund Advisors Ltd.

Valerie A. Brown                          Since 2001        Vice President and Assistant Secretary of all the
Vice President and Assistant                                DFA Entities, DFA Australia Limited, Dimensional
Secretary                                                   Fund Advisors Ltd., and since June 2003,
Date of Birth: 1/24/67                                      Dimensional Fund Advisors Canada Inc. Prior to
                                                            April 2001, legal counsel for Dimensional (since
                                                            March 2000). Associate, Jones, Day, Reavis & Pogue
                                                            from October 1991 to February 2000.

Stephen A. Clark                          Since 2004        Vice President of all the DFA Entities. April 2001
Vice President                                              to April 2004, Portfolio Manager of Dimensional.
Date of Birth: 8/20/72                                      Formerly, Graduate Student at the University of
                                                            Chicago (Septempter 2000 to March 2001); and
                                                            Associate of US Bancorp Piper Jaffrey (September
                                                            1999 to Spetember 2000).

Truman A. Clark                           Since 1996        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 4/8/41                                       Dimensional Fund Advisors Ltd.

Christopher S. Crossan                    Since 2004        Vice President of all the DFA Entities. Formerly,
Vice President                                              Senior Compliance Officer, INVESCO Institutional,
Date of Birth: 12/21/65                                     Inc. and its affiliates (August 2000 to January
                                                            2004); Brach Chief, Investment Company and
                                                            Invesment Advisor Inspections, Securities and
                                                            Exchange Commission (April 1994 to August 2000).

                                       TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
          AND ADDRESS                       SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
James L. Davis                            Since 1999        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 11/29/56                                     Dimensional Fund Advisors Ltd. Formerly at Kansas
                                                            State University, Arthur Andersen & Co., and
                                                            Phillips Petroleum Co.

Robert T. Deere                           Since 1994        Vice President of all the DFA Entities and DFA
Vice President                                              Australia Limited. Formerly, Vice President of
Date of Birth: 10/8/57                                      Dimensional Fund Advisors Ltd.

Robert W. Dintzner                        Since 2001        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited. Prior to
Date of Birth: 3/18/70                                      April 2001, marketing supervisor and marketing
                                                            coordinator for Dimensional.

Richard A. Eustice                        Since 1998        Vice President and Assistant Secretary of all the
Vice President and Assistant                                DFA Entities and DFA Australia Limited. Formerly,
Secretary                                                   Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                       Since 1993        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 1/21/61                                      Dimensional Fund Advisors Ltd.

Robert M. Fezekas                         Since 2001        Vice President of all the DFA Entities. Prior to
Vice President                                              December 2001, Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                           Since 2004        Vice President of all DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 8/2/68                                       representative of Dimensional.

Gretchen A. Flicker                       Since 2004        Vice President of all DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 6/9/71                                       representative of Dimensional.

Glenn S. Freed                            Since 2001        Vice President of all the DFA Entities. Formerly,
Vice President                                              Professor and Associate Dean of the Leventhal
Date of Birth: 11/24/61                                     School of Accounting (September 1998 to August 2001)
                                                            and Academic Director Master of Business Taxation
                                                            Program (June 1996 to August 2001) at the University
                                                            of Southern California Marshall School of
                                                            Business.

Henry F. Gray                             Since 2000        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited. Prior to
Date of Birth: 9/22/67                                      July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                      Since 1997        Vice President, Controller and Assistant Treasurer
Vice President, Controller and                              of all the DFA Entities, DFA Australia Limited,
Assistant Treasurer                                         and Dimensional Fund Advisors Ltd. Formerly,
Date of Birth: 1/22/61                                      Assistant Secretary of Dimensional Fund Advisors
                                                            Ltd..

Christine W. Ho                           Since 2004        Vice President of all DFA Entities. Prior to
Vice President                                              April 2004, Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                              Since 2004        Vice President of all DFA Entities. Prior to
Vice President                                              April 2004, counsel of Dimensional. Formerly, an
Date of Birth: 11/8/73                                      Associate at Gibson, Dunn & Crutcher LLP
                                                            (September 1997 to August 2001).

Patrick Keating                           Since 2003        Vice President of all the DFA Entities and
Vice President                                              Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                                     Director, President and Chief Executive Officer,
                                                            Assante Asset Management, Inc. (October 2000 to
                                                            December 2002); Director, Assante Capital Management
                                                            (October 2000 to December 2002); President and Chief
                                                            Executive Officer, Assante Capital Management
                                                            (October 2000 to April 2001); Executive Vice
                                                            President, Assante Corporation (May 2001 to
                                                            December 2002); Director, Assante Asset Management
                                                            Ltd. (September 1997 to December 2002); President and
                                                            Chief Executive Officer, Assante Asset Management
                                                            Ltd. (September 1998 to May 2001); Executive Vice
                                                            President, Loring Ward (financial services
                                                            company) (January 1996 to September 1998).

                                       TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
          AND ADDRESS                       SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                        Since 2004        Vice President of all the DFA Entities. From
Vice President                                              April 2001 to April 2004, Portfolio Manager for
Date of Birth: 11/7/71                                      Dimensional. Formerly, a trader at Lincoln Capital
                                                            Fixed Income Management (formerly Lincoln Capital
                                                            Management Company).

Heather H. Mathews                        Since 2004        Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, Portfolio Manager for Dimensional Fund
Date of Birth: 12/12/69                                     Advisors Inc. Formerly, Graduate Student at Harvard
                                                            University (August 1998 to June 2000).

David M. New                              Since 2003        Vice President of all the DFA Entities. Formerly,
Vice President                                              Client Service Manager of Dimensional. Formerly,
Date of Birth: 2/9/60                                       Director of Research, Wurts and Associates
                                                            (investment consulting firm) (December 2000 to
                                                            June 2002); and President, Kobe Investment Research
                                                            (August 1999 to November 2000).

Catherine L. Newell                     Vice President      Vice President and Secretary of all the DFA
Vice President and Secretary              since 1997        Entities. Vice President and Assistant Secretary of
Date of Birth: 5/7/64                   and Secretary       DFA Australia Limited (since February 2002,
                                          since 2000        April 1997 and May 2002, respectively). Vice
                                                            President and Secretary of Dimensional Fund
                                                            Advisors Canada Inc. (since June 2003). Director,
                                                            Dimensional Funds plc (since January 2002).
                                                            Formerly, Assistant Secretary of all DFA Entities
                                                            and Dimensional Fund Advisors Ltd.

David A. Plecha                           Since 1993        Vice President of all the DFA Entities, DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors
Date of Birth: 10/26/61                                     Ltd..

Edwardo A. Repetto                        Since 2002        Vice President of all the DFA Entities. Formerly,
Vice President                                              Research Associate for Dimensional (June 2000 to
Date of Birth: 1/28/67                                      April 2002). Formerly, Research Scientist
                                                            (August 1998 to June 2000), California Institute of
                                                            Technology.

Michael T. Scardina                       Since 1993        Vice President, Chief Financial Officer and
Vice President, Chief Financial Officer                     Treasurer of all the DFA Entities, DFA Australia
and Treasurer                                               Limited and Dimensional Fund Advisors Ltd., and
Date of Birth: 10/12/55                                     since June 2003, Dimensional Fund Advisors Canada
                                                            Inc. Director, Dimensional Fund Advisors Ltd. (since
                                                            February 2002) and Dimensional Funds, plc
                                                            (January 2002).

David E. Schneider                        Since 2001        Vice President of all the DFA Entities. Prior to
Vice President                                              2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                         Since 2001        Vice President of all the DFA Entities. Director of
Vice President                                              Dimensional Fund Advisors Ltd. Formerly, Vice
Santa Monica, CA                                            President of DFA Australia Limited. Formerly,
Date of Birth: 8/24/54                                      Director of Dimensional Funds plc. Formerly,
                                                            Managing Principal, Payden & Rygel Investment
                                                            Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*             Since 1988        Executive Vice President of all the DFA Entities
Executive Vice President                                    and DFA Australia Limited. Vice President
Santa Monica, CA                                            (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                      Dimensional Fund Advisors Ltd. (since January 2003)
                                                            and Dimensional Fund Advisor Canada Inc. (since
                                                            June 2003).

Grady M. Smith                            Since 2004        Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, Portfolio Manager of Dimensional.
Date of Birth: 5/26/56                                      Formerly, Principal of William M. Mercer,
                                                            Incorporated (July 1995 to June 2001).

Carl G. Snyder                            Since 2000        Vice President of all the DFA Entities. Prior to
Vice President                                              July 2000, Portfolio Manager of Dimensional.
Santa Monica, CA                                            Formerly, Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                        Since 2004        Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 11/10/47                                     representative of Dimensional.

                                       TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
          AND ADDRESS                       SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                        Since 2004        Vice President of all the DFA Entities and
Vice President                                              Dimensional Fund Advisors Canada Inc. (since
Date of Birth: 3/25/73                                      June 2003). Prior to April 2002, Regional Director
                                                            of Dimensional. Formerly, Vice President and
                                                            General Manager of Assante Global Advisors
                                                            (July 2000 to April 2002); Vice President of
                                                            Assante Asset Management Inc. (March 2000 to
                                                            July 2000); and Private Client Manager at Loring
                                                            Ward Investment Counsel Ltd. (June 1997 to
                                                            February 2002).

Karen E. Umland                           Since 1997        Vice President of all the DFA Entities, DFA
Vice President                                              Australia Limited, Dimensional Fund Advisors Ltd.,
Santa Monica, CA                                            and since June 2003, Dimensional Fund Advisors
Date of Birth: 3/10/66                                      Canada Inc.

Carol W. Wardlaw                          Since 2004        Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 8/7/58                                       representative of Dimensional.

Weston J. Wellington                      Since 1997        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                         Since 2001        Vice President of all the DFA Entities. Prior to
Vice President                                              2001, Director of Financial Advisors Services of
Santa Monica, CA                                            Dimensional. Director of Dimensional Fund Advisors
Date of Birth: 3/3/45                                       Ltd. (since October 2003) and President of
                                                            Dimensional Fund Advisors Canada Inc. (since
                                                            June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        Dimensional Investment Group Inc.

                        U.S. Large Cap Value Portfolio II


                                  ANNUAL REPORT


                          Year Ended November 30, 2004

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

DIMENSIONAL INVESTMENT GROUP INC.
      Performance Chart                                                                    1
      Management's Discussion and Analysis                                                 2
      Disclosure of Fund Expenses                                                          4
      Statement of Assets and Liabilities                                                  5
      Statement of Operations                                                              6
      Statements of Changes in Net Assets                                                  7
      Financial Highlights                                                                 8
      Notes to Financial Statements                                                        9
      Report of Independent Registered Certified Public Accounting Firm                   12

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
      Performance Chart                                                                   13
      Disclosure of Fund Expenses                                                         14
      Disclosure of Portfolio Holdings                                                    15
      Schedule of Investments                                                             16
      Statement of Assets and Liabilities                                                 19
      Statement of Operations                                                             20
      Statements of Changes in Net Assets                                                 21
      Financial Highlights                                                                22
      Notes to Financial Statements                                                       23
      Report of Independent Registered Certified Public Accounting Firm                   27

FUND MANAGEMENT                                                                           28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                               34

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF  $10,000

                      U.S. LARGE CAP            RUSSELL 1000
                    VALUE PORTFOLIO II          VALUE INDEX
Nov 30, 94               $  10,000               $  10,000
Dec 31, 94               $  10,120               $  10,115
Jan 31, 95               $  10,332               $  10,427
Feb 28, 95               $  10,903               $  10,838
Mar 31, 95               $  11,061               $  11,076
Apr 30, 95               $  11,452               $  11,426
May 31, 95               $  12,034               $  11,907
Jun 30, 95               $  12,288               $  12,069
Jul 31, 95               $  12,817               $  12,489
Aug 31, 95               $  13,187               $  12,665
Sep 30, 95               $  13,631               $  13,123
Oct 31, 95               $  13,071               $  12,993
Nov 30, 95               $  13,776               $  13,652
Dec 31, 95               $  13,862               $  13,995
Jan 31, 96               $  14,242               $  14,431
Feb 29, 96               $  14,449               $  14,541
Mar 31, 96               $  14,949               $  14,788
Apr 30, 96               $  15,177               $  14,844
May 31, 96               $  15,428               $  15,030
Jun 30, 96               $  14,971               $  15,042
Jul 31, 96               $  14,298               $  14,473
Aug 31, 96               $  14,862               $  14,887
Sep 30, 96               $  15,145               $  15,480
Oct 31, 96               $  15,634               $  16,079
Nov 30, 96               $  16,763               $  17,245
Dec 31, 96               $  16,585               $  17,024
Jan 31, 97               $  17,177               $  17,850
Feb 28, 97               $  17,512               $  18,112
Mar 31, 97               $  16,706               $  17,460
Apr 30, 97               $  17,254               $  18,193
May 31, 97               $  18,585               $  19,210
Jun 30, 97               $  19,155               $  20,034
Jul 31, 97               $  21,067               $  21,541
Aug 31, 97               $  20,753               $  20,774
Sep 30, 97               $  21,838               $  22,029
Oct 31, 97               $  20,720               $  21,414
Nov 30, 97               $  20,934               $  22,361
Dec 31, 97               $  21,223               $  23,014
Jan 31, 98               $  21,505               $  22,689
Feb 28, 98               $  23,380               $  24,216
Mar 31, 98               $  24,689               $  25,698
Apr 30, 98               $  24,820               $  25,870
May 31, 98               $  24,607               $  25,488
Jun 30, 98               $  24,535               $  25,814
Jul 31, 98               $  23,686               $  25,360
Aug 31, 98               $  19,368               $  21,586
Sep 30, 98               $  20,347               $  22,825
Oct 31, 98               $  21,999               $  24,594
Nov 30, 98               $  23,378               $  25,740
Dec 31, 98               $  23,761               $  26,615
Jan 31, 99               $  24,208               $  26,828
Feb 28, 99               $  23,583               $  26,450
Mar 31, 99               $  24,348               $  26,997
Apr 30, 99               $  26,924               $  29,519
May 31, 99               $  26,899               $  29,194
Jun 30, 99               $  27,346               $  30,041
Jul 31, 99               $  26,211               $  29,161
Aug 31, 99               $  25,267               $  28,079
Sep 30, 99               $  23,903               $  27,099
Oct 31, 99               $  24,821               $  28,660
Nov 30, 99               $  24,414               $  28,436
Dec 31, 99               $  24,883               $  28,573
Jan 31, 2000             $  23,136               $  27,641
Feb 29, 2000             $  21,042               $  25,588
Mar 31, 2000             $  24,024               $  28,709
Apr 30, 2000             $  24,747               $  28,376
May 31, 2000             $  24,687               $  28,674
Jun 30, 2000             $  22,969               $  27,364
Jul 31, 2000             $  23,977               $  27,706
Aug 31, 2000             $  25,363               $  29,246
Sep 30, 2000             $  24,958               $  29,515
Oct 31, 2000             $  25,936               $  30,241
Nov 30, 2000             $  25,093               $  29,119
Dec 31, 2000             $  27,399               $  30,578
Jan 31, 2001             $  28,747               $  30,694
Feb 28, 2001             $  28,730               $  29,841
Mar 31, 2001             $  27,845               $  28,788
Apr 30, 2001             $  29,507               $  30,198
May 31, 2001             $  30,357               $  30,878
Jun 30, 2001             $  29,987               $  30,192
Jul 31, 2001             $  29,933               $  30,129
Aug 31, 2001             $  28,622               $  28,921
Sep 30, 2001             $  25,428               $  26,885
Oct 31, 2001             $  25,410               $  26,654
Nov 30, 2001             $  27,793               $  28,202
Dec 31, 2001             $  28,444               $  28,868
Jan 31, 2002             $  28,759               $  28,645
Feb 28, 2002             $  29,116               $  28,691
Mar 31, 2002             $  30,321               $  30,048
Apr 30, 2002             $  30,045               $  29,018
May 31, 2002             $  30,244               $  29,163
Jun 30, 2002             $  28,405               $  27,489
Jul 31, 2002             $  25,241               $  24,932
Aug 31, 2002             $  25,657               $  25,119
Sep 30, 2002             $  22,809               $  22,326
Oct 31, 2002             $  23,699               $  23,980
Nov 30, 2002             $  25,360               $  25,491
Dec 31, 2002             $  24,234               $  24,385
Jan 31, 2003             $  23,652               $  23,795
Feb 28, 2003             $  22,969               $  23,159
Mar 31, 2003             $  22,868               $  23,199
Apr 30, 2003             $  24,976               $  25,240
May 31, 2003             $  26,642               $  26,871
Jun 30, 2003             $  26,924               $  27,207
Jul 31, 2003             $  27,608               $  27,612
Aug 31, 2003             $  28,591               $  28,043
Sep 30, 2003             $  27,968               $  27,768
Oct 31, 2003             $  29,835               $  29,467
Nov 30, 2003             $  30,498               $  29,868
Dec 31, 2003             $  32,588               $  31,708
Jan 31, 2004             $  33,156               $  32,266
Feb 29, 2004             $  34,009               $  32,957
Mar 31, 2004             $  33,867               $  32,667
Apr 30, 2004             $  33,299               $  31,870
May 31, 2004             $  33,481               $  32,195
Jun 30, 2004             $  34,504               $  32,954
Jul 31, 2004             $  33,382               $  32,490
Aug 31, 2004             $  33,382               $  32,951
Sep 30, 2004             $  34,402               $  33,462
Oct 31, 2004             $  34,811               $  34,017
Nov 30, 2004             $  37,103               $  35,739

AVERAGE ANNUAL          ONE      FIVE      TEN
 TOTAL RETURN           YEAR     YEARS    YEARS
-----------------------------------------------
                        21.66%    8.73%   14.01%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                  20.00%
Russell 3000 Growth Index                                                  6.24%
CRSP 9-10 Index (micro cap companies)                                     14.99%
Russell 2000 Index (small companies)                                      17.25%
Russell 1000 Index (large companies)                                      12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                          23.72%
Russell 2000 Growth Index (small growth companies)                        10.84%
Russell 1000 Value Index (large value companies)                          19.65%
Russell 1000 Growth Index (large growth companies)                         5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. LARGE CAP VALUE PORTFOLIO II

     The U.S. Large Cap Value Portfolio II seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 223 stocks as of November 30, 2004, and essentially was fully invested in equities throughout the preceding year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 12.85% for the S&P 500(R) Index, and 19.65% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio II over this period was 21.66%. Relative to the Russell 1000 Value Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index and average weight allocated to this sector was 39% of the Portfolio compared to 25% of the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                     BEGINNING      ENDING                   EXPENSES
                                                      ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                                       VALUE         VALUE       EXPENSE      DURING
U.S. LARGE CAP VALUE PORTFOLIO II                     6/01/04      11/30/04       RATIO      PERIOD*
---------------------------------                   -----------   -----------   ----------   --------
Actual Fund Return                                  $  1,000.00   $  1,108.20         0.20%  $   1.05
Hypothetical 5% Return                              $  1,000.00   $  1,024.00         0.20%  $   1.01

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
   (10,565,288 Shares, Cost $157,113) at Value+                                         $     195,986
Receivable for Fund Shares Sold                                                                    11
Prepaid Expenses and Other Assets                                                                   6
                                                                                        -------------
      Total Assets                                                                            196,003
                                                                                        -------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                                 11
   Due to Advisor                                                                                   1
Accrued Expenses and Other Liabilities                                                             16
                                                                                        -------------
      Total Liabilities                                                                            28
                                                                                        -------------
NET ASSETS                                                                              $     195,975
                                                                                        =============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                                10,811,773
                                                                                        =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $       18.13
                                                                                        =============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                         $     165,486
Accumulated Net Investment Income (Loss)                                                           (2)
Accumulated Net Realized Gain (Loss)                                                           (8,382)
Unrealized Appreciation (Depreciation) from Investment Securities                              38,873
                                                                                        -------------
      Total Net Assets                                                                  $     195,975
                                                                                        =============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                  $       1,579
                                                                                        -------------
EXPENSES
   Administrative Services                                                                         15
   Accounting & Transfer Agent Fees                                                                 4
   Legal Fees                                                                                       6
   Audit Fees                                                                                       2
   Filing Fees                                                                                     29
   Shareholders' Reports                                                                           24
   Directors' Fees and Expenses                                                                     5
   Other                                                                                            2
                                                                                        -------------
          Total Expenses                                                                           87
                                                                                        -------------
   NET INVESTMENT INCOME (LOSS)                                                                 1,492
                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                        (304)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                   27,368
                                                                                        -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                    27,064
                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $      28,556
                                                                                        =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                      YEAR          YEAR
                                                                                     ENDED         ENDED
                                                                                    NOV. 30,      NOV. 30,
                                                                                      2004          2003
                                                                                   ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $    1,492    $    1,201
   Net Realized Gain (Loss) on Investment Securities Sold                                (304)       (1,839)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities           27,368        16,089
                                                                                   ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations              28,556        15,451
                                                                                   ----------    ----------
Distributions From:
   Net Investment Income                                                               (2,528)       (1,007)
                                                                                   ----------    ----------
          Total Distributions                                                          (2,528)       (1,007)
                                                                                   ----------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                       78,379        28,650
   Shares Issued in Lieu of Cash Distributions                                          2,528         1,007
   Shares Redeemed                                                                    (14,381)      (10,528)
                                                                                   ----------    ----------
          Net Increase (Decrease) from Capital Share Transactions                      66,526        19,129
                                                                                   ----------    ----------
          Total Increase (Decrease)                                                    92,554        33,573

NET ASSETS
   Beginning of Period                                                                103,421        69,848
                                                                                   ----------    ----------
   End of Period                                                                   $  195,975    $  103,421
                                                                                   ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                     4,719         2,120
      Shares Issued in Lieu of Cash Distributions                                         156            82
      Shares Redeemed                                                                    (870)         (842)
                                                                                   ----------    ----------
                                                                                        4,005         1,360
                                                                                   ==========    ==========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. LARGE CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                      2004            2003            2002            2001            2000
                                                   -----------     -----------     -----------     -----------     -----------
Net Asset Value, Beginning of Period               $     15.19     $     12.82     $     15.05     $     16.66     $     19.15
                                                   -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.16            0.18            0.18            0.23            0.32
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                     3.09            2.38           (1.42)           1.31            0.07
                                                   -----------     -----------     -----------     -----------     -----------
      Total from Investment Operations                    3.25            2.56           (1.24)           1.54            0.39
                                                   -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                                 (0.31)          (0.19)          (0.21)          (0.32)          (0.34)
   Net Realized Gains                                       --              --           (0.78)          (2.83)          (2.54)
                                                   -----------     -----------     -----------     -----------     -----------
      Total Distributions                                (0.31)          (0.19)          (0.99)          (3.15)          (2.88)
                                                   -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period                     $     18.13     $     15.19     $     12.82     $     15.05     $     16.66
                                                   ===========     ===========     ===========     ===========     ===========
Total Return                                             21.66%          20.26%          (8.76)%         10.74%           2.78%

Net Assets, End of Period (thousands)              $   195,975     $   103,421     $    69,848     $    62,960     $    33,364
Ratio of Expenses to Average Net Assets (1)               0.21%           0.22%           0.26%           0.36%           0.40%
Ratio of Net Investment Income to Average Net
   Assets                                                 0.98%           1.56%           1.30%           1.61%           1.88%
Portfolio Turnover Rate                                    N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                7%              7%              9%              6%             26%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series. N/A Refer to the respective Master Fund
Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 25% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $2,474.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. The Portfolio's administrative fees are accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its Series to not more than 0.75% of average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2004, there are no previously waived fees subject to future reimbursement to the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a return of capital which for tax purposes, is not available to offset future income, was reclassified to the following accounts (amounts in thousands):

                                                 INCREASE
                                                 (DECREASE)
                                INCREASE       UNDISTRIBUTED
                               (DECREASE)      NET INVESTMENT
                             PAID IN CAPITAL       INCOME
                             ---------------   --------------
                             $           (23)  $           23

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                 ORDINARY AND
                                  SHORT-TERM       LONG-TERM     RETURN OF
                                 CAPITAL GAINS   CAPITAL GAINS    CAPITAL     TOTAL
                                 -------------   -------------   ---------   --------
               2004              $       2,505              --   $      23   $  2,528
               2003                      1,007              --          --      1,007

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   TOTAL NET
                                                 DISTRIBUTABLE
                                                   EARNINGS
                              CAPITAL LOSS       (ACCUMULATED
                              CARRYFORWARDS         LOSSES)
                              -------------      -------------
                              $      (1,183)     $      (1,183)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had capital loss carryforward for federal income tax purposes in the amount of $1,183,000, of which $895,000, and $288,000 will expire on November 30, 2010 and November 30, 2011, respectively.

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards in the approximate amount of $24,000 to offset realized capital gains for federal income tax purposes.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                        FEDERAL      UNREALIZED     UNREALIZED    APPRECIATION/
                        TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
                       ----------   ------------   ------------   --------------
                       $  164,311   $     38,873   $     (7,198)  $       31,675

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2004.

F.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF U.S. LARGE CAP VALUE PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                THE U.S. LARGE CAP      RUSSELL 1000
                   VALUE SERIES         VALUE INDEX
  11/30/94          $  10,000            $  10,000
  12/31/94          $  10,121            $  10,115
   1/31/95          $  10,354            $  10,427
   2/28/95          $  10,940            $  10,838
   3/31/95          $  11,107            $  11,076
   4/30/95          $  11,514            $  11,426
   5/31/95          $  12,114            $  11,907
   6/30/95          $  12,379            $  12,069
   7/31/95          $  12,921            $  12,489
   8/31/95          $  13,310            $  12,665
   9/30/95          $  13,770            $  13,123
  10/31/95          $  13,205            $  12,993
  11/30/95          $  13,927            $  13,652
  12/31/95          $  14,027            $  13,995
   1/31/96          $  14,425            $  14,431
   2/29/96          $  14,640            $  14,541
   3/31/96          $  15,150            $  14,788
   4/30/96          $  15,398            $  14,844
   5/31/96          $  15,659            $  15,030
   6/30/96          $  15,203            $  15,042
   7/31/96          $  14,528            $  14,473
   8/31/96          $  15,105            $  14,887
   9/30/96          $  15,407            $  15,480
  10/31/96          $  15,911            $  16,079
  11/30/96          $  17,058            $  17,245
  12/31/96          $  16,891            $  17,024
   1/31/97          $  17,495            $  17,850
   2/28/97          $  17,843            $  18,112
   3/31/97          $  17,026            $  17,460
   4/30/97          $  17,586            $  18,193
   5/31/97          $  18,951            $  19,210
   6/30/97          $  19,535            $  20,034
   7/31/97          $  21,492            $  21,541
   8/31/97          $  21,176            $  20,774
   9/30/97          $  22,292            $  22,029
  10/31/97          $  21,151            $  21,414
  11/30/97          $  21,375            $  22,361
  12/31/97          $  21,674            $  23,014
   1/31/98          $  21,962            $  22,689
   2/28/98          $  23,882            $  24,216
   3/31/98          $  25,222            $  25,698
   4/30/98          $  25,360            $  25,871
   5/31/98          $  25,147            $  25,488
   6/30/98          $  25,087            $  25,814
   7/31/98          $  24,217            $  25,360
   8/31/98          $  19,809            $  21,586
   9/30/98          $  20,813            $  22,825
  10/31/98          $  22,514            $  24,594
  11/30/98          $  23,923            $  25,740
  12/31/98          $  24,320            $  26,615
   1/31/99          $  24,792            $  26,828
   2/28/99          $  24,155            $  26,450
   3/31/99          $  24,935            $  26,997
   4/30/99          $  27,588            $  29,519
   5/31/99          $  27,561            $  29,194
   6/30/99          $  28,021            $  30,041
   7/31/99          $  26,861            $  29,161
   8/31/99          $  25,897            $  28,079
   9/30/99          $  24,506            $  27,099
  10/31/99          $  25,445            $  28,660
  11/30/99          $  25,030            $  28,436
  12/31/99          $  25,515            $  28,573
 1/31/2000          $  23,727            $  27,641
 2/29/2000          $  21,594            $  25,588
 3/31/2000          $  24,654            $  28,709
 4/30/2000          $  25,396            $  28,376
 5/31/2000          $  25,345            $  28,674
 6/30/2000          $  23,583            $  27,364
 7/31/2000          $  24,626            $  27,706
 8/31/2000          $  26,066            $  29,246
 9/30/2000          $  25,642            $  29,515
10/31/2000          $  26,654            $  30,241
11/30/2000          $  25,799            $  29,119
12/31/2000          $  28,180            $  30,578
 1/31/2001          $  29,566            $  30,694
 2/28/2001          $  29,546            $  29,841
 3/31/2001          $  28,645            $  28,788
 4/30/2001          $  30,349            $  30,198
 5/31/2001          $  31,232            $  30,878
 6/30/2001          $  30,851            $  30,192
 7/31/2001          $  30,811            $  30,129
 8/31/2001          $  29,452            $  28,921
 9/30/2001          $  26,177            $  26,885
10/31/2001          $  26,156            $  26,654
11/30/2001          $  28,625            $  28,202
12/31/2001          $  29,298            $  28,868
 1/31/2002          $  29,614            $  28,645
 2/28/2002          $  29,991            $  28,691
 3/31/2002          $  31,238            $  30,048
 4/30/2002          $  30,960            $  29,018
 5/31/2002          $  31,158            $  29,163
 6/30/2002          $  29,267            $  27,489
 7/31/2002          $  26,013            $  24,932
 8/31/2002          $  26,431            $  25,119
 9/30/2002          $  23,503            $  22,326
10/31/2002          $  24,424            $  23,980
11/30/2002          $  26,146            $  25,491
12/31/2002          $  24,972            $  24,385
 1/31/2003          $  24,388            $  23,795
 2/28/2003          $  23,683            $  23,159
 3/31/2003          $  23,572            $  23,199
 4/30/2003          $  25,754            $  25,240
 5/31/2003          $  27,472            $  26,871
 6/30/2003          $  27,766            $  27,207
 7/31/2003          $  28,477            $  27,612
 8/31/2003          $  29,491            $  28,043
 9/30/2003          $  28,842            $  27,768
10/31/2003          $  30,775            $  29,467
11/30/2003          $  31,465            $  29,868
12/31/2003          $  33,626            $  31,708
 1/31/2004          $  34,199            $  32,266
 2/29/2004          $  35,080            $  32,957
 3/31/2004          $  34,938            $  32,667
 4/30/2004          $  34,364            $  31,870
 5/31/2004          $  34,549            $  32,195
 6/30/2004          $  35,593            $  32,954
 7/31/2004          $  34,441            $  32,490
 8/31/2004          $  34,441            $  32,951
 9/30/2004          $  35,498            $  33,462
10/31/2004          $  35,932            $  34,017
11/30/2004          $  38,285            $  35,739

AVERAGE ANNUAL          ONE        FIVE        TEN
TOTAL RETURN            YEAR       YEARS      YEARS
---------------------------------------------------
                        21.68%     8.88%      14.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do no apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                  BEGINNING       ENDING                     EXPENSES
                                                   ACCOUNT        ACCOUNT      ANNUALIZED      PAID
                                                    VALUE          VALUE        EXPENSE       DURING
THE U.S. LARGE CAP VALUE SERIES                    6/01/04       11/30/04        RATIO       PERIOD*
-------------------------------                  -----------    -----------    ----------    --------
Actual Fund Return                               $  1,000.00    $  1,108.10      0.14%       $  0.74
Hypothetical 5% Return                           $  1,000.00    $  1,024.30      0.14%       $  0.71

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                 30.2%
Financials                                                             25.4
Industrials                                                             9.4
Energy                                                                  8.3
Materials                                                               6.8
Information Technology                                                  5.8
Health Care                                                             5.2
Consumer Staples                                                        4.8
Telecommunication Services                                              3.6
Utilities                                                               0.5
                                                                      -----
                                                                      100.0%
                                                                      =====

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                        SHARES            VALUE+
                                                        ------            ------
COMMON STOCKS -- (88.7%)
 * 3Com Corp.                                        1,041,900   $     4,626,036
 # A.G. Edwards, Inc.                                  199,100         7,784,810
 * Advanced Micro Devices, Inc.                        504,800        10,742,144
   Aetna, Inc.                                         539,626        63,951,077
 * AGCO Corp.                                          225,100         4,904,929
 * Agere Systems, Inc. Class A                           8,652            11,853
 * Agere Systems, Inc. Class B                         212,364           288,815
 # Albertson's, Inc.                                   538,100        13,613,930
 * Allegheny Corp.                                      17,934         5,067,610
   Alliant Energy Corp.                                212,900         5,807,912
*# Allied Waste Industries, Inc.                       809,800         7,361,082
 * Allmerica Financial Corp.                           129,700         4,221,735
   Allstate Corp.                                    1,791,600        90,475,800
   AMBAC Financial Group, Inc.                          23,200         1,886,856
   Amerada Hess Corp.                                  249,532        22,170,918
   American Financial Group, Inc.                      177,400         5,584,552
 # American Greetings Corp. Class A                    177,600         4,727,712
   American National Insurance Co.                      57,800         5,875,370
*# American Tower Corp.                                336,000         6,091,680
 * AmeriCredit Corp.                                   395,300         8,277,582
 # AmerisourceBergen Corp.                             308,900        18,206,566
   Anadarko Petroleum Corp.                            677,078        47,124,629
 * Andrew Corp.                                        414,900         5,891,580
   Apache Corp.                                        129,990         7,027,259
 * Applied Micro Circuits Corp.                        213,200           784,576
   Archer-Daniels-Midland Co.                        2,475,260        52,475,512
 * Arrow Electronics, Inc.                             308,200         7,560,146
   Ashland, Inc.                                       297,600        17,603,040
 # Astoria Financial Corp.                              40,500         1,680,750
   AT&T Corp.                                        2,176,380        39,827,754
 * AutoNation, Inc.                                  2,057,600        38,106,752
 * Avnet, Inc.                                         322,600         5,935,840
   AVX Corp.                                           183,300         2,307,747
   Bank of Hawaii Corp.                                327,500        15,900,125
 * Barnes & Noble, Inc.                                 22,200           601,176
 # Bausch & Lomb, Inc.                                   5,800           341,504
   Bear Stearns Companies, Inc.                        373,770        36,472,477
   Belo Corp. Class A                                  324,200         8,176,324
*# Big Lots, Inc.                                      253,500         2,940,600
 # Blockbuster, Inc. Class A                            83,900           711,472
 # Borders Group, Inc.                                  34,000           774,520
   BorgWarner, Inc.                                    201,600        10,092,096
 # Bowater, Inc.                                       168,400         6,821,884
   Burlington Northern Santa Fe Corp.                1,283,000        57,786,320
 * Caesars Entertainment, Inc.                         845,900        15,902,920
 * Cavco Industries, Inc.                               11,450           461,435
   Cendant Corp.                                       311,800         7,068,506
 * CheckFree Corp.                                      56,200         2,082,210
   Chubb Corp.                                         428,000        32,617,880
 * CIENA Corp.                                         164,600           419,730
   Cincinnati Financial Corp.                          579,159        25,946,323
   Circuit City Stores, Inc.                           531,900         8,292,321
   Clear Channel Communications, Inc.                1,630,866        54,927,567
*# CNA Financial Corp.                                 677,200        17,681,692
   Coca-Cola Enterprises, Inc.                       1,785,400        37,136,320
 * Comcast Corp. Class A                             2,806,066        84,294,223
 * Comcast Corp. Special Class A
     Non-Voting                                        927,100   $    27,488,515
   Commerce Group, Inc.                                 93,100         5,529,209
   Commercial Federal Corp.                             98,900         2,880,957
 * Compuware Corp.                                     956,430         5,518,601
 * Comverse Technology, Inc.                           111,500         2,371,605
   ConocoPhillips                                      220,400        20,054,196
   Corn Products International, Inc.                    93,200         5,071,944
 * Corning, Inc.                                       998,300        12,558,614
   Countrywide Financial Corp.                       1,639,998        54,464,334
 * COX Communications, Inc.                          1,521,400        52,746,938
*# Crown Castle International Corp.                    468,900         7,915,032
   CSX Corp.                                           577,800        22,031,514
   Cummins, Inc.                                        33,200         2,643,384
   Curtiss-Wright Corp. Class B                         27,130         1,582,222
   Dana Corp.                                          510,700         8,349,945
*# Delta Air Lines, Inc.                               402,500         2,805,425
 # Diamond Offshore Drilling, Inc.                     313,641        11,748,992
   Dillards, Inc. Class A                              247,800         6,239,604
 # Disney (Walt) Co.                                   906,600        24,369,408
 # Eastman Chemical Co.                                108,200         5,883,916
   Electronic Data Systems Corp.                     1,070,800        24,039,460
   Federated Department Stores, Inc.                   618,200        33,877,360
   First American Corp.                                257,900         8,497,805
   First Citizens BancShares, Inc.                      10,300         1,401,470
   Florida East Coast Industries, Inc.                  68,139         2,906,128
   Foot Locker, Inc.                                   175,000         4,546,500
 # Ford Motor Co.                                    4,711,800        66,813,324
 * Fox Entertainment Group, Inc.
     Class A                                            21,900           643,860
 * GameStop Corp. Class B                                9,432           200,147
 # General Motors Corp.                              1,524,800        58,842,032
   Georgia-Pacific Corp.                               684,200        25,048,562
*# Goodyear Tire & Rubber Co.                          203,900         2,573,218
   Hartford Financial Services Group,
     Inc.                                              793,800        50,803,200
 # Hearst-Argyle Television, Inc.                      238,600         6,132,020
   Helmerich & Payne, Inc.                             146,800         4,790,084
   Hewlett-Packard Co.                               1,407,700        28,154,000
   Hibernia Corp.                                      274,500         7,938,540
   Hollinger International, Inc. Class A               257,600         4,824,848
   Horton (D.R.), Inc.                                 818,872        28,832,483
 * Human Genome Sciences, Inc.                          23,900           262,900
 * Humana, Inc.                                        618,900        15,361,098
*# IAC/InterActiveCorp                               1,773,700        43,792,653
   IKON Office Solutions, Inc.                         329,600         3,717,888
   Independence Community Bank
     Corp.                                             100,300         4,260,744
 * Ingram Micro, Inc.                                  386,900         7,443,956
 * Instinet Group, Inc.                                 15,200            91,048
   International Paper Co.                           1,215,775        50,478,978
   Intersil Corp.                                      407,000         6,552,700
 * Invitrogen Corp.                                    124,900         7,556,450
   Janus Capital Group, Inc.                           587,900         9,729,745
 * JDS Uniphase Corp.                                1,095,700         3,473,369
   JPMorgan Chase & Co.                              2,244,400        84,501,660
 # Kerr-McGee Corp.                                    431,426        26,847,640

                                                        SHARES            VALUE+
                                                        ------            ------
 # KeyCorp                                             941,600   $    31,345,864
 # Kraft Foods, Inc.                                   312,800        10,697,760
 * LaBranche & Co., Inc.                                19,700           157,797
   LaFarge North America, Inc.                         257,500        12,913,625
 * Laidlaw International, Inc.                          17,400           328,860
   Lear Corp.                                          160,900         9,332,200
   Lehman Brothers Holdings, Inc.                      227,800        19,085,084
*# Level 3 Communications, Inc.                        195,500           674,475
 * Liberty Media Corp. Class A                       7,339,100        75,812,903
 * Liberty Media International, Inc.
     Class A                                           313,805        13,512,443
   Lincoln National Corp.                              468,500        21,560,370
   Loews Corp.                                         636,800        44,518,688
 # Louisiana-Pacific Corp.                             295,100         7,221,097
 * LSI Logic Corp.                                   1,056,200         5,587,298
   Lubrizol Corp.                                      182,000         6,288,100
*# Lucent Technologies, Inc.                         1,193,800         4,691,634
 # Lyondell Chemical Co.                               447,200        12,548,432
   Marathon Oil Corp.                                  961,450        37,919,588
 # May Department Stores Co.                           446,600        12,558,392
   MBIA, Inc.                                          398,050        23,867,078
   McKesson Corp.                                      653,300        19,305,015
   MeadWestavco Corp.                                  758,431        25,521,203
 * Medco Health Solutions, Inc.                        690,100        26,030,572
   MetLife, Inc.                                     2,041,200        79,606,800
 * Metro-Goldwyn-Mayer, Inc.                           288,500         3,415,840
   MGIC Investment Corp.                               116,900         7,949,200
*# MGM MIRAGE                                          390,100        22,742,830
*# Micron Technology, Inc.                           1,663,300        18,429,364
*# Millennium Pharmaceuticals, Inc.                    545,800         6,887,996
   Nationwide Financial Services, Inc.                 145,900         5,482,922
 # New York Community Bancorp Inc.                      63,200         1,250,096
   Norfolk Southern Corp.                            1,537,600        52,785,808
   Northrop Grumman Corp.                            1,018,042        57,346,306
 # Nucor Corp.                                          30,000         1,587,000
   Occidental Petroleum Corp.                          650,800        39,184,668
 # Odyssey Re Holdings Corp.                            50,500         1,219,575
   OfficeMax, Inc.                                     213,400         6,459,618
   Old Republic International Corp.                    501,412        12,530,286
   Overseas Shipholding Group, Inc.                     86,500         5,682,185
 * Owens-Illinois, Inc.                                314,400         6,577,248
*# PacifiCare Health Systems, Inc.                     243,400        11,780,560
   Peabody Energy Corp.                                 54,600         4,531,800
   Penney (J.C.) Co., Inc.                           1,120,000        43,232,000
   PepsiAmericas, Inc.                                 192,000         4,053,120
 # Phelps Dodge Corp.                                  287,085        27,884,566
   PMI Group, Inc.                                     246,300        10,142,634
   Pogo Producing Co.                                  159,700         8,064,850
 * Pride International, Inc.                           366,700         7,172,652
   Principal Financial Group, Inc.                     846,200        31,884,816
   Protective Life Corp.                               177,500         7,428,375
*# Providian Financial Corp.                           483,100         7,753,755
   Prudential Financial, Inc.                          496,300        24,293,885
 # Pulte Homes, Inc.                                   248,400        13,726,584
   Questar Corp.                                       251,000        12,753,310
 * Qwest Communications International,
     Inc.                                            2,000,600         8,002,400
   Radian Group, Inc.                                  245,200        12,566,500
 * Radio One, Inc.                                      55,000           763,400
   Raytheon Co.                                      1,311,300        52,897,842
 # Reinsurance Group of America, Inc.                  149,600         6,944,432
 # Reynolds American, Inc.                             251,326   $    19,007,785
 * Rite Aid Corp.                                      969,800         3,559,166
 # Ryder System, Inc.                                  275,400        14,772,456
   Safeco Corp.                                        486,400        23,575,808
   Saks, Inc.                                          743,200        10,337,912
 * Sanmina-SCI Corp.                                 1,410,100        12,451,183
   SBC Communications, Inc.                            430,200        10,828,134
 # Sears, Roebuck & Co.                                552,600        28,751,778
 * Service Corp. International                         311,600         2,199,896
 * Smithfield Foods, Inc.                              157,600         4,578,280
 * Smurfit-Stone Container Corp.                       669,626        12,026,483
 * Solectron Corp.                                   1,155,300         7,220,625
   Sovereign Bancorp, Inc.                             781,020        17,065,287
   Sprint Corp.                                      2,161,500        49,303,815
   StanCorp Financial Group, Inc.                       54,200         4,284,510
   Starwood Hotels & Resorts Worldwide,
     Inc.                                              573,500        29,988,315
   Steelcase, Inc. Class A                              49,000           651,700
 * Sun Microsystems, Inc.                            2,143,700        11,897,535
 # Sunoco, Inc.                                        298,800        24,668,928
   Supervalu, Inc.                                     565,200        17,854,668
 * Tech Data Corp.                                     169,000         7,670,910
   Telephone & Data Systems, Inc.                      152,000        11,780,000
 * Tellabs, Inc.                                     1,124,800         9,617,040
   Temple-Inland, Inc.                                 131,300         7,824,167
 * Tenet Healthcare Corp.                            1,285,500        13,947,675
   Textron, Inc.                                       123,000         8,932,260
 * The DIRECTV Group, Inc.                             481,937         7,706,173
   The St. Paul Travelers Companies,
     Inc.                                            1,418,426        51,744,180
 * Thomas & Betts Corp.                                 46,900         1,483,916
 # Tidewater, Inc.                                     147,000         4,987,710
 * Time Warner, Inc.                                 8,350,880       147,894,085
   Torchmark Corp.                                     127,200         6,984,552
*# Toys R Us, Inc.                                     819,300        15,845,262
   Transatlantic Holdings, Inc.                          9,400           548,396
 * Triad Hospitals, Inc.                               197,000         7,227,930
   Tribune Co.                                         656,900        28,489,753
   Tyson Foods, Inc. Class A                           912,556        14,956,793
   Union Pacific Corp.                                 824,200        52,287,248
   UnionBanCal Corp.                                    86,600         5,354,478
 * Unisys Corp.                                        113,200         1,300,668
 * United States Cellular Corp.                        131,000         5,796,750
 # Unitrin, Inc.                                       223,800        10,661,832
   UnumProvident Corp.                                 913,089        14,216,796
   Valero Energy Corp.                                 686,800        32,135,372
   Valhi, Inc.                                         158,500         2,458,335
*# VeriSign, Inc.                                      166,300         5,471,270
 # Viacom, Inc. Class B                              4,105,100       142,446,970
*# Vishay Intertechnology, Inc.                        401,316         5,863,227
 * Vitesse Semiconductor, Inc.                           2,800             9,128
*# Watson Pharmaceuticals, Inc.                        289,900         8,421,595
 * WebMD Corp.                                          25,800           187,050
   Weis Markets, Inc.                                   20,800           798,720
   Wesco Financial Corp.                                13,540         5,216,285
 # Weyerhaeuser Co.                                    665,400        43,916,400
 # Worthington Industries, Inc.                        133,200         2,865,132
*# Xerox Corp.                                          75,000         1,149,000
                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $3,052,795,344)                                           3,892,359,427
                                                                 ---------------

                                                   FACE
                                                   AMOUNT                 VALUE+
                                                   ------                 ------
                                                   (000)
 TEMPORARY CASH INVESTMENTS -- (11.3%)
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 1.94%, 12/01/04
     (Collateralized by $462,830,000
     U.S. Treasury Note 4.75%, 05/15/14,
     valued at $478,981,949) to be
     repurchased at $469,615,320
     (Cost $469,590,014)@                      $       469,590   $   469,590,014
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $24,286,000
     FHLMC Notes 4.20%, 10/20/09, valued at
     $24,390,187) to be repurchased at
     $24,137,260 (Cost $24,136,000)                     24,136        24,136,000
                                                                 ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $493,726,014)                                               493,726,014
                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,546,521,358)                                         $ 4,386,085,441
                                                                 ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  @  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $450,016 of securities on loan)          $     4,386,085
Cash                                                                                   2
Receivables:
   Dividends and Interest                                                          7,596
   Fund Shares Sold                                                                4,261
   Securities Lending                                                                 20
Prepaid Expenses and Other Assets                                                      2
                                                                         ---------------
      Total Assets                                                             4,397,966
                                                                         ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                              469,590
   Investment Securities Purchased                                                 7,933
   Fund Shares Redeemed                                                                1
   Due to Advisor                                                                    318
Accrued Expenses and Other Liabilities                                               211
                                                                         ---------------
      Total Liabilities                                                          478,053
                                                                         ---------------
NET ASSETS                                                               $     3,919,913
                                                                         ===============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                   211,325,458
                                                                         ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $         18.55
                                                                         ===============
Investments at Cost                                                      $     3,546,521
                                                                         ===============

NET ASSETS CONSIST OF:
Paid-in Capital                                                          $     3,063,388
Accumulated Net Investment Income (Loss)                                          13,157
Accumulated Net Realized Gain (Loss)                                               3,803
Unrealized Appreciation (Depreciation) from Investment Securities                839,565
                                                                         ---------------
      Total Net Assets                                                   $     3,919,913
                                                                         ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                   $        48,899
   Interest                                                                                453
   Income from Securities Lending                                                          375
                                                                               ---------------
          Total Investment Income                                                       49,727
                                                                               ---------------
EXPENSES
   Investment Advisory Services                                                          3,190
   Accounting & Transfer Agent Fees                                                        952
   Custodian Fees                                                                          303
   Legal Fees                                                                               21
   Audit Fees                                                                               47
   Shareholders' Reports                                                                    43
   Trustees' Fees and Expenses                                                              27
   Other                                                                                    51
                                                                               ---------------
          Total Expenses                                                                 4,634
                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)                                                         45,093
                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                               84,609
   Change in Unrealized Appreciation (Depreciation) of Investment Securities           496,658
                                                                               ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                            581,267
                                                                               ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $       626,360
                                                                               ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                   YEAR             YEAR
                                                                                   ENDED            ENDED
                                                                                  NOV. 30,         NOV. 30,
                                                                                   2004             2003
                                                                               -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $      45,093    $      31,384
   Net Realized Gain (Loss) on Investment Securities Sold                             84,609          (48,309)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         496,658          415,785
                                                                               -------------    -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations            626,360          398,860
                                                                               -------------    -------------
Distributions From:
   Net Investment Income                                                             (33,641)         (31,464)
                                                                               -------------    -------------
          Total Distributions                                                        (33,641)         (31,464)
                                                                               -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                                                     857,913          495,839
   Shares Issued in Lieu of Cash Distributions                                        32,697           31,027
   Shares Redeemed                                                                   (74,078)        (121,409)
                                                                               -------------    -------------
          Net Increase (Decrease) from Capital Share Transactions                    816,532          405,457
                                                                               -------------    -------------
          Total Increase (Decrease)                                                1,409,251          772,853

NET ASSETS
   Beginning of Period                                                             2,510,662        1,737,809
                                                                               -------------    -------------
   End of Period                                                               $   3,919,913    $   2,510,662
                                                                               =============    =============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                   50,791           36,572
      Shares Issued in Lieu of Cash Distributions                                      1,939            2,270
      Shares Redeemed                                                                 (4,363)          (9,461)
                                                                               -------------    -------------
                                                                                      48,367           29,381
                                                                               =============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR               YEAR               YEAR               YEAR               YEAR
                                             ENDED              ENDED              ENDED              ENDED              ENDED
                                            NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                              2004               2003               2002               2001               2000
                                         --------------     --------------     --------------     --------------     --------------
Net Asset Value, Beginning of Period     $        15.41     $        13.01     $        14.44     $        14.71     $        17.79
                                         --------------     --------------     --------------     --------------     --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.23               0.21               0.20               0.25               0.33
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                    3.09               2.41              (1.43)              1.25               0.04
                                         --------------     --------------     --------------     --------------     --------------
      Total from Investment Operations             3.32               2.62              (1.23)              1.50               0.37
                                         --------------     --------------     --------------     --------------     --------------
LESS DISTRIBUTIONS
   Net Investment Income                          (0.18)             (0.22)             (0.20)             (0.27)             (0.32)
   Net Realized Gains                                --                 --                 --              (1.50)             (3.13)
                                         --------------     --------------     --------------     --------------     --------------
      Total Distributions                         (0.18)             (0.22)             (0.20)             (1.77)             (3.45)
                                         --------------     --------------     --------------     --------------     --------------
Net Asset Value, End of Period           $        18.55     $        15.41     $        13.01     $        14.44     $        14.71
                                         ==============     ==============     ==============     ==============     ==============
Total Return                                      21.68%             20.34%             (8.64)%            10.97%              3.06%

Net Assets, End of Period (thousands)    $    3,919,913     $    2,510,662     $    1,737,809     $    1,637,083     $    1,735,343
Ratio of Expenses to Average
   Net Assets                                      0.15%              0.15%              0.15%              0.15%              0.16%
Ratio of Net Investment Income to
   Average Net Assets                              1.41%              1.62%              1.49%              1.66%              2.20%
Portfolio Turnover Rate                               7%                 7%                 9%                 6%                26%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series" or "Portfolio") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $52,268.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):


          Purchases                                                  $ 1,043,610
          Sales                                                          211,695

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E.  FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. As of November 30, 2004, there were no permanent differences.

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                    ORDINARY INCOME
                                     AND SHORT-TERM      LONG-TERM
                                     CAPITAL GAINS     CAPITAL GAINS    TOTAL
                                    ---------------    -------------    --------
          2004                      $        33,641               --    $ 33,641
          2003                               31,464               --      31,464

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                            NET          TOTAL NET
                                         REALIZED      DISTRIBUTABLE
                      UNDISTRIBUTED    UNDISTRIBUTED     EARNINGS
                      NET INVESTMENT     LONG-TERM     (ACCUMULATED
                         INCOME        CAPITAL GAINS     (LOSSES)
                      --------------   -------------   -------------
                      $       13,203   $       3,947   $      17,150

     During the year ended November 30, 2004, the Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $80,662,000.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows: (amount in thousands)

                                                                        NET
                                                                    UNREALIZED
                        FEDERAL      UNREALIZED     UNREALIZED    APPRECIATION/
                       TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                      -----------   ------------   ------------   --------------
                      $ 3,546,521   $  1,009,036   $   (169,472)  $      839,564

F.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated by either party at any time.

     There were no outstanding borrowings by the Series under the line of credit for the year ended November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

G.  SECURITIES LENDING:

     As of November 30, 2004, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the portfolio from securities on loan is invested along with cash collateral from the other portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

H.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE U.S. LARGE CAP VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND           TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS              LENGTH OF SERVICE              OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993       75 portfolios in 4         Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG       DFAIDG - since 1983       investment companies       School of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of     DFAITC - since 1993       75 portfolios in 4         Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.          DFAIDG - since 1986       investment companies       Professor of Economics, Graduate School of
Trustee of DFAITC.            DIG - since 1993 DEM                                 Business, University of Chicago. Senior
1101 E. 58th Street           - since 1993                                         Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                  strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                             President, Cardean University (division of
                                                                                   UNext.com). Member of the Boards of Milwaukee
                                                                                   Mutual Insurance Company and UNext.com.
                                                                                   Formerly, Trustee, First Prairie Funds
                                                                                   (registered investment company).Trustee,
                                                                                   Harbor Fund (registered investment company)
                                                                                   (13 Portfolios).

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND           TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS              LENGTH OF SERVICE              OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993       75 portfolios in 4         Professor in Practice of Finance, Yale School
Director of DFAIDG, DIG       DFAIDG - since 1981       investment companies       of Management. Director, BIRR Portfolio
and DEM.                      DIG - since 1993                                     Analysis, Inc. (software products). Chairman,
Trustee of DFAITC.            DEM - since 1993                                     Ibbotson Associates, Inc., Chicago, IL
Yale School of Management                                                          (software, data, publishing and
P.O. Box 208200                                                                    consulting). Partner, Zebra Capital Management,
New Haven, CT                                                                      LLC (hedge fund manager). Formerly, Director,
06520-8200                                                                         Hospital Fund, Inc. (investment management
Date of Birth: 5/27/43                                                             services).

Robert C. Merton              DFA ITC - since 2003      75 portfolios in 4         John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003      investment companies       Graduate School of Business Administration,
and DEM.                      DFA DIG - since 2003                                 Harvard University (since 1998). George Fisher
Trustee of DFAITC.            DEM - since 2003                                     Baker Professor of Business Administration,
Harvard Business School                                                            Graduate School of Business Administration,
397 Morgan Hall                                                                    Harvard University (1988-1998), Co-founder,
Soldiers Field                                                                     Chief Science Officer, Integrated Finance
Boston, MA 02163                                                                   Limited (since 2002). Director, MF Risk,
Date of Birth: 7/31/44                                                             Inc. (risk managemetnt software) (since
                                                                                   2001). Director, Peninsula Banking Group (bank)
                                                                                   (since 2003). Director, Community First
                                                                                   Financial Group (bank holding company) (since
                                                                                   2003). Formerly, Co-Founder and Principal,
                                                                                   Long-Term Capital Management. Director, Vical
                                                                                   Incorporated (biopharamceutical product
                                                                                   development).

Myron S. Scholes              DFAITC - since 1993       75 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981       investment companies       Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                     Capital Management (private equity firm).
Trustee of DFAITC.            DEM - since 1993                                     Chairman, Oak Hill Platinum Partners (hedge
Oak Hill Capital                                                                   fund). Director, Chicago Mercantile Exchange.
Management, Inc.                                                                   Consultant, Arbor Investors. Formerly,
2775 Sand Hill Rd.                                                                 Director, Smith Breeden Family of Funds.
Suite 220                                                                          Director, American Century Fund Complex
Menlo Park, CA 94025                                                               (registered investment companies) (38
Date of Birth: 7/01/41                                                             Portfolios); and Director, Chicago Mercantile
                                                                                   Exchange Holdings Inc..

Abbie J. Smith                DFAITC - since 2000       75 portfolios in 4         Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000       investment companies       Graduate School of Business, University of
and DEM.                      DIG - since 2000                                     Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.            DEM - since 2000                                     Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                        Industries Inc. (office furniture) and
University of Chicago                                                              Director, Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993       75 portfolios in 4         Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief     DFAIDG - since 1981       investment companies       Chief Investment Officer and President of
Executive Officer, Chief      DIG - since 1992                                     Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and        DEM- since 1993                                      Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG                                                           Chief Executive Officer, Chief Investment
and DEM. Chairman,                                                                 Officer and President of DFAITC. Director of
Trustee, Chief Executive                                                           Dimensional Fund Advisors Ltd. and formerly
Officer, Chief Investment                                                          Chief Investment Officer. Director, Chief
Officer and President of                                                           Investment Officer and President of DFA
DFAITC.                                                                            Australia Ltd. Formerly, Director of
1299 Ocean Avenue                                                                  Dimensional Funds PLC. Chairman, Director,
Santa Monica, CA 90401                                                             Chief Executive Officer and Chief Investment
Date of Birth: 12/02/46                                                            Officer of Dimensional Fund Advisors Canada
                                                                                   Inc. (All Chief Investment Officer positions
                                                                                   held starting 1/1/2003 except for Dimensional
                                                                                   Fund Advisors Canada Inc., which was from
                                                                                   6/17/2003.)

                                                                                   Limited Partner, Oak Hill Partners. Director,
                                                                                   University of Chicago Business School.
                                                                                   Formerly, Director, SA Funds (registered
                                                                                   investment company). Formerly Director, Assante
                                                                                   Corporation (investment management) (until
                                                                                   2002).

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND           TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS              LENGTH OF SERVICE              OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993       75 portfolios in 4         Chairman and Director (and prior to 1/1/2003,
Chairman and Director of      DFAIDG - since 1981       investment companies       Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.          DIG - since 1992                                     Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of       DEM - since 1993                                     and DEM. Chairman, Trustee (and prior to
DFAITC.                                                                            1/1/2003, Chief Investment Officer) of DFAITC.
1299 Ocean Avenue                                                                  Director and formerly President of Dimensional
Santa Monica, CA 90401                                                             Fund Advisors Ltd. Director (and prior to
Date of Birth: 9/07/44                                                             1/1/2003, Chief Investment Officer) of DFA
                                                                                   Australia Ltd. Director of Dimensional Funds
                                                                                   PLC and Dimensional Fund Advisors Canada Inc.

                                                                                   Trustee, St. Louis University. Life Trustee and
                                                                                   Member of Investment Committee, DePaul
                                                                                   University. Director, The German St. Vincent
                                                                                   Orphan Home. Member of Investment Committee,
                                                                                   Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                      TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
            AND ADDRESS                    SERVICE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS
Arthur H. Barlow                         Since 1993      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                         Since 2001      Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                             DFA Australia Limited, Dimensional Fund Advisors Ltd., and since
Secretary                                                June 2003, Dimensional Fund Advisors Canada Inc. Prior to April
Date of Birth: 1/24/67                                   2001, legal counsel for Dimensional (since March 2000).
                                                         Associate, Jones, Day, Reavis & Pogue from October 1991 to
                                                         February 2000.

Stephen A. Clark                         Since 2004      Vice President of all the DFA Entities. April 2001 to April
Vice President                                           2004, Portfolio Manager of Dimensional. Formerly, Graduate
Date of Birth: 8/20/72                                   Student at the University of Chicago (Septempter 2000 to March
                                                         2001); and Associate of US Bancorp Piper Jaffrey (September 1999
                                                         to Spetember 2000).

Truman A. Clark                          Since 1996      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                   Since 2004      Vice President of all the DFA Entities. Formerly, Senior
Vice President                                           Compliance Officer, INVESCO Institutional, Inc. and its
Date of Birth: 12/21/65                                  affiliates (August 2000 to January 2004); Brach Chief,
                                                         Investment Company and Invesment Advisor Inspections, Securities
                                                         and Exchange Commission (April 1994 to August 2000).

                                      TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
            AND ADDRESS                    SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
James L. Davis                           Since 1999      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/29/56                                  Formerly at Kansas State University, Arthur Andersen & Co., and
                                                         Phillips Petroleum Co.

Robert T. Deere                          Since 1994      Vice President of all the DFA Entities and DFA Australia
Vice President                                           Limited. Formerly, Vice President of Dimensional Fund Advisors
Date of Birth: 10/8/57                                   Ltd.

Robert W. Dintzner                       Since 2001      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           of DFA Australia Limited. Prior to April 2001, marketing
Date of Birth: 3/18/70                                   supervisor and marketing coordinator for Dimensional.

Richard A. Eustice                       Since 1998      Vice President and Assistant Secretary of all the DFA Entities
Vice President and Assistant                             and DFA Australia Limited. Formerly, Vice President of
Secretary                                                Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                      Since 1993      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                        Since 2001      Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                           Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                          Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                           institutional client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                      Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                           institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                           Since 2001      Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                           Associate Dean of the Leventhal School of Accounting (September
Date of Birth: 11/24/61                                  1998 to August 2001) and Academic Director Master of Business
                                                         Taxation Program (June 1996 to August 2001) at the University of
                                                         Southern California Marshall School of Business.

Henry F. Gray                            Since 2000      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           of DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                     Since 1997      Vice President, Controller and Assistant Treasurer of all the
Vice President, Controller and                           DFA Entities, DFA Australia Limited, and Dimensional Fund
Assistant Treasurer                                      Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund
Date of Birth: 1/22/61                                   Advisors Ltd..

Christine W. Ho                          Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                           Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                             Since 2004      Vice President of all DFA Entities. Prior to April 2004, counsel
Vice President                                           of Dimensional. Formerly, an Associate at Gibson, Dunn &
Date of Birth: 11/8/73                                   Crutcher LLP (September 1997 to August 2001).

Patrick Keating                          Since 2003      Vice President of all the DFA Entities and Dimensional Fund
Vice President                                           Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                  Executive Officer, Assante Asset Management, Inc. (October 2000
                                                         to December 2002); Director, Assante Capital Management (October
                                                         2000 to December 2002); President and Chief Executive Officer,
                                                         Assante Capital Management (October 2000 to April 2001);
                                                         Executive Vice President, Assante Corporation (May 2001 to
                                                         December 2002); Director, Assante Asset Management Ltd.
                                                         (September 1997 to December 2002); President and Chief Executive
                                                         Officer, Assante Asset Management Ltd. (September 1998 to May
                                                         2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

                                      TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
            AND ADDRESS                    SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                       Since 2004      Vice President of all the DFA Entities. From April 2001 to April
Vice President                                           2004, Portfolio Manager for Dimensional. Formerly, a trader at
Date of Birth: 11/7/71                                   Lincoln Capital Fixed Income Management (formerly Lincoln
                                                         Capital Management Company).

Heather H. Mathews                       Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                           Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                  Graduate Student at Harvard University (August 1998 to June
                                                         2000).

David M. New                             Since 2003      Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                           Manager of Dimensional. Formerly, Director of Research, Wurts
Date of Birth: 2/9/60                                    and Associates (investment consulting firm) (December 2000 to
                                                         June 2002); and President, Kobe Investment Research (August 1999
                                                         to November 2000).

Catherine L. Newell                    Vice President    Vice President and Secretary of all the DFA Entities. Vice
Vice President and Secretary             since 1997      President and Assistant Secretary of DFA Australia Limited
Date of Birth: 5/7/64                   and Secretary    (since February 2002, April 1997 and May 2002, respectively).
                                         since 2000      Vice President and Secretary of Dimensional Fund Advisors Canada
                                                         Inc. (since June 2003). Director, Dimensional Funds plc (since
                                                         January 2002). Formerly, Assistant Secretary of all DFA Entities
                                                         and Dimensional Fund Advisors Ltd.

David A. Plecha                          Since 1993      Vice President of all the DFA Entities, DFA Australia Limited
Vice President                                           and Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                       Since 2002      Vice President of all the DFA Entities. Formerly, Research
Vice President                                           Associate for Dimensional (June 2000 to April 2002). Formerly,
Date of Birth: 1/28/67                                   Research Scientist (August 1998 to June 2000), California
                                                         Institute of Technology.

Michael T. Scardina                      Since 1993      Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial                          DFA Entities, DFA Australia Limited and Dimensional Fund
Officer and Treasurer                                    Advisors Ltd., and since June 2003, Dimensional Fund Advisors
Date of Birth: 10/12/55                                  Canada Inc. Director, Dimensional Fund Advisors Ltd. (since
                                                         February 2002) and Dimensional Funds, plc (January 2002).

David E. Schneider                       Since 2001      Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                           Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                        Since 2001      Vice President of all the DFA Entities. Director of Dimensional
Vice President                                           Fund Advisors, Ltd. Formerly, Vice President of DFA Australia
Santa Monica, CA                                         Limited. Formerly, Director of Dimensional Funds plc. Formerly,
Date of Birth: 8/24/54                                   Managing Principal, Payden & Rygel Investment Counsel (April
                                                         1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*            Since 1988      Executive Vice President of all the DFA Entities and DFA
Executive Vice President                                 Australia Limited. Vice President (formerly, Executive Vice
Santa Monica, CA                                         President) of Dimensional Fund Advisors Ltd. (since January
Date of Birth: 12/2/46                                   2003) and Dimensional Fund Advisor Canada Inc. (since June
                                                         2003).

Grady M. Smith                           Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                           Portfolio Manager of Dimensional. Formerly, Principal of William
Date of Birth: 5/26/56                                   M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                           Since 2000      Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                           Portfolio Manager of Dimensional. Formerly, Vice President of
Santa Monica, CA                                         DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                       Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                           institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                      TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
            AND ADDRESS                    SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                       Since 2004      Vice President of all the DFA Entities and Dimensional Fund
Vice President                                           Advisors Canada Inc. (since June 2003). Prior to April 2002,
Date of Birth: 3/25/73                                   Regional Director of Dimensional. Formerly, Vice President and
                                                         General Manager of Assante Global Advisors (July 2000 to April
                                                         2002); Vice President of Assante Asset Management Inc. (March
                                                         2000 to July 2000); and Private Client Manager at Loring Ward
                                                         Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                          Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                           Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Santa Monica, CA                                         Fund Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                         Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                           institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                     Since 1997      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                           of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                        Since 2001      Vice President of all the DFA Entities. Prior to 2001, Director
Vice President                                           of Financial Advisors Services of Dimensional. Director of
Santa Monica, CA                                         Dimensional Fund Advisors Ltd. (since October 2003) and
Date of Birth: 3/3/45                                    President of Dimensional Fund Advisors Canada Inc. (since June
                                                         2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DIMENSIONAL INVESTMENT GROUP INC.
U.S. LARGE CAP VALUE PORTFOLIO III


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2004

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart                                                             1
    Management's Discussion and Analysis                                          2
    Disclosure of Fund Expenses                                                   4
    Statement of Assets and Liabilities                                           5
    Statement of Operations                                                       6
    Statements of Changes in Net Assets                                           7
    Financial Highlights                                                          8
    Notes to Financial Statements                                                 9
    Report of Independent Registered Certified Public Accounting Firm            12

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Performance Chart                                                            13
    Disclosure of Fund Expenses                                                  14
    Disclosure of Portfolio Holdings                                             15
    Schedule of Investments                                                      16
    Statement of Assets and Liabilities                                          19
    Statement of Operations                                                      20
    Statements of Changes in Net Assets                                          21
    Financial Highlights                                                         22
    Notes to Financial Statements                                                23
    Report of Independent Registered Certified Public Accounting Firm            27

FUND MANAGEMENT                                                                  28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                      34

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC

                                PERFORMANCE CHART

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000 VALUE INDEX
FEBRUARY 2, 1995-NOVEMBER 30, 2004

GROWTH OF $10,000

                U.S. LARGE CAP VALUE PORTFOLIO III      RUSSELL 1000 VALUE INDEX
    2/2/95                 $        10,000                 $        10,000
   2/28/95                 $        10,470                 $        10,343
   3/31/95                 $        10,630                 $        10,570
   4/30/95                 $        11,020                 $        10,904
   5/31/95                 $        11,590                 $        11,363
   6/30/95                 $        11,850                 $        11,517
   7/31/95                 $        12,359                 $        11,918
   8/31/95                 $        12,739                 $        12,086
   9/30/95                 $        13,169                 $        12,524
  10/31/95                 $        12,629                 $        12,400
  11/30/95                 $        13,326                 $        13,028
  12/31/95                 $        13,417                 $        13,355
   1/31/96                 $        13,799                 $        13,772
   2/29/96                 $        14,006                 $        13,877
   3/31/96                 $        14,492                 $        14,112
   4/30/96                 $        14,730                 $        14,166
   5/31/96                 $        14,979                 $        14,343
   6/30/96                 $        14,534                 $        14,355
   7/31/96                 $        13,893                 $        13,812
   8/31/96                 $        14,442                 $        14,207
   9/30/96                 $        14,732                 $        14,773
  10/31/96                 $        15,208                 $        15,344
  11/30/96                 $        16,305                 $        16,457
  12/31/96                 $        16,145                 $        16,246
   1/31/97                 $        16,724                 $        17,034
   2/28/97                 $        17,057                 $        17,284
   3/31/97                 $        16,274                 $        16,662
   4/30/97                 $        16,811                 $        17,362
   5/31/97                 $        18,111                 $        18,332
   6/30/97                 $        18,669                 $        19,119
   7/31/97                 $        20,547                 $        20,557
   8/31/97                 $        20,235                 $        19,825
   9/30/97                 $        21,309                 $        21,022
  10/31/97                 $        20,214                 $        20,436
  11/30/97                 $        20,428                 $        21,339
  12/31/97                 $        20,712                 $        21,962
   1/31/98                 $        20,979                 $        21,652
   2/28/98                 $        22,813                 $        23,110
   3/31/98                 $        24,102                 $        24,524
   4/30/98                 $        24,229                 $        24,688
   5/31/98                 $        24,021                 $        24,323
   6/30/98                 $        23,963                 $        24,634
   7/31/98                 $        23,139                 $        24,201
   8/31/98                 $        18,925                 $        20,600
   9/30/98                 $        19,889                 $        21,782
  10/31/98                 $        21,502                 $        23,470
  11/30/98                 $        22,848                 $        24,564
  12/31/98                 $        23,234                 $        25,399
   1/31/99                 $        23,684                 $        25,602
   2/28/99                 $        23,071                 $        25,241
   3/31/99                 $        23,812                 $        25,764
   4/30/99                 $        26,345                 $        28,170
   5/31/99                 $        26,319                 $        27,860
   6/30/99                 $        26,758                 $        28,668
   7/31/99                 $        25,656                 $        27,828
   8/31/99                 $        24,740                 $        26,796
   9/30/99                 $        23,411                 $        25,860
  10/31/99                 $        24,301                 $        27,350
  11/30/99                 $        23,912                 $        27,137
  12/31/99                 $        24,371                 $        27,267
 1/31/2000                 $        22,656                 $        26,378
 2/29/2000                 $        20,619                 $        24,418
 3/31/2000                 $        23,536                 $        27,397
 4/30/2000                 $        24,250                 $        27,079
 5/31/2000                 $        24,204                 $        27,364
 6/30/2000                 $        22,517                 $        26,113
 7/31/2000                 $        23,519                 $        26,440
 8/31/2000                 $        24,885                 $        27,910
 9/30/2000                 $        24,474                 $        28,166
10/31/2000                 $        25,446                 $        28,859
11/30/2000                 $        24,627                 $        27,789
12/31/2000                 $        26,902                 $        29,181
 1/31/2001                 $        28,223                 $        29,292
 2/28/2001                 $        28,203                 $        28,477
 3/31/2001                 $        27,343                 $        27,472
 4/30/2001                 $        28,981                 $        28,818
 5/31/2001                 $        29,821                 $        29,467
 6/30/2001                 $        29,443                 $        28,813
 7/31/2001                 $        29,422                 $        28,752
 8/31/2001                 $        28,122                 $        27,599
 9/30/2001                 $        24,995                 $        25,656
10/31/2001                 $        24,975                 $        25,435
11/30/2001                 $        27,325                 $        26,913
12/31/2001                 $        27,961                 $        27,548
 1/31/2002                 $        28,269                 $        27,336
 2/28/2002                 $        28,625                 $        27,380
 3/31/2002                 $        29,807                 $        28,675
 4/30/2002                 $        29,548                 $        27,692
 5/31/2002                 $        29,737                 $        27,830
 6/30/2002                 $        27,938                 $        26,233
 7/31/2002                 $        24,840                 $        23,793
 8/31/2002                 $        25,217                 $        23,971
 9/30/2002                 $        22,426                 $        21,306
10/31/2002                 $        23,300                 $        22,885
11/30/2002                 $        24,957                 $        24,326
12/31/2002                 $        23,836                 $        23,271
 1/31/2003                 $        23,260                 $        22,707
 2/28/2003                 $        22,587                 $        22,101
 3/31/2003                 $        22,490                 $        22,139
 4/30/2003                 $        24,577                 $        24,087
 5/31/2003                 $        26,209                 $        25,643
 6/30/2003                 $        26,498                 $        25,963
 7/31/2003                 $        27,171                 $        26,350
 8/31/2003                 $        28,130                 $        26,761
 9/30/2003                 $        27,505                 $        26,499
10/31/2003                 $        29,353                 $        28,121
11/30/2003                 $        30,001                 $        28,503
12/31/2003                 $        32,070                 $        30,259
 1/31/2004                 $        32,629                 $        30,792
 2/29/2004                 $        33,455                 $        31,451
 3/31/2004                 $        33,333                 $        31,174
 4/30/2004                 $        32,775                 $        30,413
 5/31/2004                 $        32,945                 $        30,723
 6/30/2004                 $        33,940                 $        31,448
 7/31/2004                 $        32,841                 $        31,005
 8/31/2004                 $        32,841                 $        31,445
 9/30/2004                 $        33,846                 $        31,933
10/31/2004                 $        34,263                 $        32,463
11/30/2004                 $        36,516                 $        34,105

AVERAGE ANNUAL                    ONE         FIVE         TEN
TOTAL RETURN                      YEAR        YEARS       YEARS
----------------------------------------------------------------
                                 21.72%       8.84%       14.09%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                   20.00%
Russell 3000 Growth Index                                                   6.24%
CRSP 9-10 Index (micro cap companies)                                      14.99%
Russell 2000 Index (small companies)                                       17.25%
Russell 1000 Index (large companies)                                       12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                           23.72%
Russell 2000 Growth Index (small growth companies)                         10.84%
Russell 1000 Value Index (large value companies)                           19.65%
Russell 1000 Growth Index (large growth companies)                          5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. LARGE CAP VALUE PORTFOLIO III

     The U.S. Large Cap Value Portfolio III seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 223 stocks as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 12.85% for the S&P 500(R)Index, and 19.65% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio III over this period was 21.72%. Relative to the Russell 1000 Value Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index and average weight allocated to this sector was 39% of the Portfolio compared to 25% of the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                                      BEGINNING       ENDING                    EXPENSES
                                                                       ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                                                                        VALUE         VALUE        EXPENSE       DURING
U.S. LARGE CAP VALUE PORTFOLIO III                                     6/01/04       11/30/04       RATIO        PERIOD*
----------------------------------                                  ------------   -----------   ------------   ---------
Actual Fund Return                                                   $ 1,000.00     $ 1,108.40        0.18%      $  0.95
Hypothetical 5% Return                                               $ 1,000.00     $ 1,024.10        0.18%      $  0.91

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment
   Trust Company (44,271,529 Shares, Cost $597,835) at Value+                      $    821,237
Receivable for Fund Shares Sold                                                             879
Prepaid Expenses and Other Assets                                                             9
                                                                                   ------------
      Total Assets                                                                      822,125
                                                                                   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                          333
   Fund Shares Redeemed                                                                     546
   Due to Advisor                                                                             7
Accrued Expenses and Other Liabilities                                                       45
                                                                                   ------------
      Total Liabilities                                                                     931
                                                                                   ------------
NET ASSETS                                                                         $    821,194
                                                                                   ============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                          55,093,374
                                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $      14.91
                                                                                   ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $    608,474
Accumulated Net Investment Income (Loss)                                                    (10)
Accumulated Net Realized Gain (Loss)                                                    (10,672)
Unrealized Appreciation (Depreciation) from Investment Securities                       223,402
                                                                                   ------------
      Total Net Assets                                                             $    821,194
                                                                                   ============

----------
+  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company             $      7,181
                                                                                   ------------
EXPENSES
   Administrative Services                                                                   68
   Accounting & Transfer Agent Fees                                                          16
   Legal Fees                                                                                30
   Audit Fees                                                                                 8
   Filing Fees                                                                               64
   Shareholders' Reports                                                                     44
   Directors' Fees and Expenses                                                               8
   Other                                                                                      5
                                                                                   ------------
          Total Expenses                                                                    243
                                                                                   ------------
   NET INVESTMENT INCOME (LOSS)                                                           6,938
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                     4
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                             126,161
                                                                                   ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                             126,165
                                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $    133,103
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                      YEAR            YEAR
                                                                                      ENDED           ENDED
                                                                                     NOV. 30,        NOV. 30,
                                                                                       2004            2003
                                                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $      6,938    $      6,735
   Net Realized Gain (Loss) on Investment Securities Sold                                     4          (4,854)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                             126,161          85,786
                                                                                   ------------    ------------
         Net Increase (Decrease) in Net Assets Resulting from Operations                133,103          87,667
                                                                                   ------------    ------------
Distributions From:
   Net Investment Income                                                                (12,698)         (5,177)
   Net Long-Term Gains                                                                       (5)             --
                                                                                   ------------    ------------
         Total Distributions                                                            (12,703)         (5,177)
                                                                                   ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                        196,761         150,434
   Shares Issued in Lieu of Cash Distributions                                           12,692           5,177
   Shares Redeemed                                                                      (54,454)        (71,051)
                                                                                   ------------    ------------
         Net Increase (Decrease) from Capital Share Transactions                        154,999          84,560
                                                                                   ------------    ------------
         Total Increase (Decrease)                                                      275,399         167,050

NET ASSETS
   Beginning of Period                                                                  545,795         378,745
                                                                                   ------------    ------------
   End of Period                                                                   $    821,194    $    545,795
                                                                                   ============    ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                      14,493          14,105
      Shares Issued in Lieu of Cash Distributions                                           955             510
      Shares Redeemed                                                                    (4,002)         (6,875)
                                                                                   ------------    ------------
                                                                                         11,446           7,740
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                                     NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
                                                  ------------     -----------     -----------     -----------     -----------
Net Asset Value, Beginning of Period               $     12.50     $     10.55     $     13.02     $     16.21     $     19.07
                                                   -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.14            0.16            0.13            0.27            0.40
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                     2.54            1.94           (1.14)           1.13              --
                                                   -----------     -----------     -----------     -----------     -----------
      Total from Investment Operations                    2.68            2.10           (1.01)           1.40            0.40
                                                   -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                                 (0.27)          (0.15)          (0.19)          (0.42)          (0.39)
   Net Realized Gains                                       --              --           (1.27)          (4.17)          (2.87)
                                                   -----------     -----------     -----------     -----------     -----------
      Total Distributions                                (0.27)          (0.15)          (1.46)          (4.59)          (3.26)
                                                   -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period                     $     14.91     $     12.50     $     10.55     $     13.02     $     16.21
                                                   ===========     ===========     ===========     ===========     ===========
Total Return                                             21.72%          20.23%          (8.66)%         10.94%           3.00%

Net Assets, End of Period (thousands)              $   821,194     $   545,795     $   378,745     $   282,658     $   291,964
Ratio of Expenses to Average Net Assets (1)               0.19%           0.18%           0.19%           0.20%           0.20%
Ratio of Net Investment Income to Average Net
   Assets                                                 1.02%           1.58%           1.40%           1.71%           2.06%
Portfolio Turnover Rate                                    N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                7%              7%              9%              6%             26%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 21% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $11,184.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a recharacterization of distributions and a return of capital which for tax purposes, is not available to offset future income, was reclassified to the following accounts (amounts in thousands):

                                             INCREASE           INCREASE
                                            (DECREASE)         (DECREASE)
                           INCREASE         ACCUMULATED       UNDISTRIBUTED
                          (DECREASE)       NET REALIZED      NET INVESTMENT
                        PAID IN CAPITAL        GAIN              INCOME
                        ---------------   ---------------   ---------------
                           $   (20)          $   (53)            $   73

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                    ORDINARY INCOME
                                                     AND SHORT-TERM       LONG-TERM        RETURN OF
                                                     CAPITAL GAINS      CAPITAL GAINS       CAPITAL          TOTAL
                                                    ---------------   ----------------   --------------   -----------
     2004                                              $   12,682          $    1            $   20        $   12,703
     2003                                                   5,177              --                --             5,177

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, there were no distributable earnings/(accumulated losses) in the Portfolio.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                                   NET
                                                                               UNREALIZED
                             FEDERAL        UNREALIZED        UNREALIZED      APPRECIATION/
                            TAX COST       APPRECIATION      DEPRECIATION     (DEPRECIATION)
                        ---------------   ---------------   ---------------   --------------
                           $  608,508       $  223,402        $  (10,673)       $  212,729

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Portfolio under the discretionary line of credit during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF U.S. LARGE CAP VALUE PORTFOLIO III AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio III (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                THE U.S. LARGE CAP VALUE SERIES     RUSSELL 1000 VALUE INDEX
  11/30/94                $   10,000                         $   10,000
  12/31/94                $   10,121                         $   10,115
   1/31/95                $   10,354                         $   10,427
   2/28/95                $   10,940                         $   10,838
   3/31/95                $   11,107                         $   11,076
   4/30/95                $   11,514                         $   11,426
   5/31/95                $   12,114                         $   11,907
   6/30/95                $   12,379                         $   12,069
   7/31/95                $   12,921                         $   12,489
   8/31/95                $   13,310                         $   12,665
   9/30/95                $   13,770                         $   13,123
  10/31/95                $   13,205                         $   12,993
  11/30/95                $   13,927                         $   13,652
  12/31/95                $   14,027                         $   13,995
   1/31/96                $   14,425                         $   14,431
   2/29/96                $   14,640                         $   14,541
   3/31/96                $   15,150                         $   14,788
   4/30/96                $   15,398                         $   14,844
   5/31/96                $   15,659                         $   15,030
   6/30/96                $   15,203                         $   15,042
   7/31/96                $   14,528                         $   14,473
   8/31/96                $   15,105                         $   14,887
   9/30/96                $   15,407                         $   15,480
  10/31/96                $   15,911                         $   16,079
  11/30/96                $   17,058                         $   17,245
  12/31/96                $   16,891                         $   17,024
   1/31/97                $   17,495                         $   17,850
   2/28/97                $   17,843                         $   18,112
   3/31/97                $   17,026                         $   17,460
   4/30/97                $   17,586                         $   18,193
   5/31/97                $   18,951                         $   19,210
   6/30/97                $   19,535                         $   20,034
   7/31/97                $   21,492                         $   21,541
   8/31/97                $   21,176                         $   20,774
   9/30/97                $   22,292                         $   22,029
  10/31/97                $   21,151                         $   21,414
  11/30/97                $   21,375                         $   22,361
  12/31/97                $   21,674                         $   23,014
   1/31/98                $   21,962                         $   22,689
   2/28/98                $   23,882                         $   24,216
   3/31/98                $   25,222                         $   25,698
   4/30/98                $   25,360                         $   25,871
   5/31/98                $   25,147                         $   25,488
   6/30/98                $   25,087                         $   25,814
   7/31/98                $   24,217                         $   25,360
   8/31/98                $   19,809                         $   21,586
   9/30/98                $   20,813                         $   22,825
  10/31/98                $   22,514                         $   24,594
  11/30/98                $   23,923                         $   25,740
  12/31/98                $   24,320                         $   26,615
   1/31/99                $   24,792                         $   26,828
   2/28/99                $   24,155                         $   26,450
   3/31/99                $   24,935                         $   26,997
   4/30/99                $   27,588                         $   29,519
   5/31/99                $   27,561                         $   29,194
   6/30/99                $   28,021                         $   30,041
   7/31/99                $   26,861                         $   29,161
   8/31/99                $   25,897                         $   28,079
   9/30/99                $   24,506                         $   27,099
  10/31/99                $   25,445                         $   28,660
  11/30/99                $   25,030                         $   28,436
  12/31/99                $   25,515                         $   28,573
 1/31/2000                $   23,727                         $   27,641
 2/29/2000                $   21,594                         $   25,588
 3/31/2000                $   24,654                         $   28,709
 4/30/2000                $   25,396                         $   28,376
 5/31/2000                $   25,345                         $   28,674
 6/30/2000                $   23,583                         $   27,364
 7/31/2000                $   24,626                         $   27,706
 8/31/2000                $   26,066                         $   29,246
 9/30/2000                $   25,642                         $   29,515
10/31/2000                $   26,654                         $   30,241
11/30/2000                $   25,799                         $   29,119
12/31/2000                $   28,180                         $   30,578
 1/31/2001                $   29,566                         $   30,694
 2/28/2001                $   29,546                         $   29,841
 3/31/2001                $   28,645                         $   28,788
 4/30/2001                $   30,349                         $   30,198
 5/31/2001                $   31,232                         $   30,878
 6/30/2001                $   30,851                         $   30,192
 7/31/2001                $   30,811                         $   30,129
 8/31/2001                $   29,452                         $   28,921
 9/30/2001                $   26,177                         $   26,885
10/31/2001                $   26,156                         $   26,654
11/30/2001                $   28,625                         $   28,202
12/31/2001                $   29,298                         $   28,868
 1/31/2002                $   29,614                         $   28,645
 2/28/2002                $   29,991                         $   28,691
 3/31/2002                $   31,238                         $   30,048
 4/30/2002                $   30,960                         $   29,018
 5/31/2002                $   31,158                         $   29,163
 6/30/2002                $   29,267                         $   27,489
 7/31/2002                $   26,013                         $   24,932
 8/31/2002                $   26,431                         $   25,119
 9/30/2002                $   23,503                         $   22,326
10/31/2002                $   24,424                         $   23,980
11/30/2002                $   26,146                         $   25,491
12/31/2002                $   24,972                         $   24,385
 1/31/2003                $   24,388                         $   23,795
 2/28/2003                $   23,683                         $   23,159
 3/31/2003                $   23,572                         $   23,199
 4/30/2003                $   25,754                         $   25,240
 5/31/2003                $   27,472                         $   26,871
 6/30/2003                $   27,766                         $   27,207
 7/31/2003                $   28,477                         $   27,612
 8/31/2003                $   29,491                         $   28,043
 9/30/2003                $   28,842                         $   27,768
10/31/2003                $   30,775                         $   29,467
11/30/2003                $   31,465                         $   29,868
12/31/2003                $   33,626                         $   31,708
 1/31/2004                $   34,199                         $   32,266
 2/29/2004                $   35,080                         $   32,957
 3/31/2004                $   34,938                         $   32,667
 4/30/2004                $   34,364                         $   31,870
 5/31/2004                $   34,549                         $   32,195
 6/30/2004                $   35,593                         $   32,954
 7/31/2004                $   34,441                         $   32,490
 8/31/2004                $   34,441                         $   32,951
 9/30/2004                $   35,498                         $   33,462
10/31/2004                $   35,932                         $   34,017
11/30/2004                $   38,285                         $   35,739

AVERAGE ANNUAL              ONE         FIVE         TEN
TOTAL RETURN                YEAR        YEARS       YEARS
--------------------------------------------------------------
                           21.68%       8.88%       14.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                                      BEGINNING      ENDING                     EXPENSES
                                                                       ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                                                                        VALUE         VALUE         EXPENSE      DURING
THE U.S. LARGE CAP VALUE SERIES                                        6/01/04       11/30/04        RATIO       PERIOD*
-------------------------------                                     ------------   -----------   ------------   ---------
Actual Fund Return                                                   $ 1,000.00     $ 1,108.10       0.14%        $ 0.74
Hypothetical 5% Return                                               $ 1,000.00     $ 1,024.30       0.14%        $ 0.71

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                      30.2%
Financials                                                                  25.4
Industrials                                                                  9.4
Energy                                                                       8.3
Materials                                                                    6.8
Information Technology                                                       5.8
Health Care                                                                  5.2
Consumer Staples                                                             4.8
Telecommunication Services                                                   3.6
Utilities                                                                    0.5
                                                                           -----
                                                                           100.0%
                                                                           =====

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                    SHARES             VALUE+
                                                                    ------             ------
COMMON STOCKS -- (88.7%)
 *3Com Corp.                                                     1,041,900   $      4,626,036
 #A.G. Edwards, Inc.                                               199,100          7,784,810
 *Advanced Micro Devices, Inc.                                     504,800         10,742,144
  Aetna, Inc.                                                      539,626         63,951,077
 *AGCO Corp.                                                       225,100          4,904,929
 *Agere Systems, Inc. Class A                                        8,652             11,853
 *Agere Systems, Inc. Class B                                      212,364            288,815
 #Albertson's, Inc.                                                538,100         13,613,930
 *Allegheny Corp.                                                   17,934          5,067,610
  Alliant Energy Corp.                                             212,900          5,807,912
*#Allied Waste Industries, Inc.                                    809,800          7,361,082
 *Allmerica Financial Corp.                                        129,700          4,221,735
  Allstate Corp.                                                 1,791,600         90,475,800
  AMBAC Financial Group, Inc.                                       23,200          1,886,856
  Amerada Hess Corp.                                               249,532         22,170,918
  American Financial Group, Inc.                                   177,400          5,584,552
 #American Greetings Corp. Class A                                 177,600          4,727,712
  American National Insurance Co.                                   57,800          5,875,370
*#American Tower Corp.                                             336,000          6,091,680
 *AmeriCredit Corp.                                                395,300          8,277,582
 #AmerisourceBergen Corp.                                          308,900         18,206,566
  Anadarko Petroleum Corp.                                         677,078         47,124,629
 *Andrew Corp.                                                     414,900          5,891,580
  Apache Corp.                                                     129,990          7,027,259
 *Applied Micro Circuits Corp.                                     213,200            784,576
  Archer-Daniels-Midland Co.                                     2,475,260         52,475,512
 *Arrow Electronics, Inc.                                          308,200          7,560,146
  Ashland, Inc.                                                    297,600         17,603,040
 #Astoria Financial Corp.                                           40,500          1,680,750
  AT&T Corp.                                                     2,176,380         39,827,754
 *AutoNation, Inc.                                               2,057,600         38,106,752
 *Avnet, Inc.                                                      322,600          5,935,840
  AVX Corp.                                                        183,300          2,307,747
  Bank of Hawaii Corp.                                             327,500         15,900,125
 *Barnes & Noble, Inc.                                              22,200            601,176
 #Bausch & Lomb, Inc.                                                5,800            341,504
  Bear Stearns Companies, Inc.                                     373,770         36,472,477
  Belo Corp. Class A                                               324,200          8,176,324
*#Big Lots, Inc.                                                   253,500          2,940,600
 #Blockbuster, Inc. Class A                                         83,900            711,472
 #Borders Group, Inc.                                               34,000            774,520
  BorgWarner, Inc.                                                 201,600         10,092,096
 #Bowater, Inc.                                                    168,400          6,821,884
  Burlington Northern Santa Fe Corp.                             1,283,000         57,786,320
 *Caesars Entertainment, Inc.                                      845,900         15,902,920
 *Cavco Industries, Inc.                                            11,450            461,435
  Cendant Corp.                                                    311,800          7,068,506
 *CheckFree Corp.                                                   56,200          2,082,210
  Chubb Corp.                                                      428,000         32,617,880
 *CIENA Corp.                                                      164,600            419,730
  Cincinnati Financial Corp.                                       579,159         25,946,323
  Circuit City Stores, Inc.                                        531,900          8,292,321
  Clear Channel Communications, Inc.                             1,630,866         54,927,567
*#CNA Financial Corp.                                              677,200         17,681,692
  Coca-Cola Enterprises, Inc.                                    1,785,400         37,136,320
 *Comcast Corp. Class A                                          2,806,066         84,294,223
 *Comcast Corp. Special Class A Non-Voting                         927,100   $     27,488,515
  Commerce Group, Inc.                                              93,100          5,529,209
  Commercial Federal Corp.                                          98,900          2,880,957
 *Compuware Corp.                                                  956,430          5,518,601
 *Comverse Technology, Inc.                                        111,500          2,371,605
  ConocoPhillips                                                   220,400         20,054,196
  Corn Products International, Inc.                                 93,200          5,071,944
 *Corning, Inc.                                                    998,300         12,558,614
  Countrywide Financial Corp.                                    1,639,998         54,464,334
 *COX Communications, Inc.                                       1,521,400         52,746,938
*#Crown Castle International Corp.                                 468,900          7,915,032
  CSX Corp.                                                        577,800         22,031,514
  Cummins, Inc.                                                     33,200          2,643,384
  Curtiss-Wright Corp. Class B                                      27,130          1,582,222
  Dana Corp.                                                       510,700          8,349,945
*#Delta Air Lines, Inc.                                            402,500          2,805,425
 #Diamond Offshore Drilling, Inc.                                  313,641         11,748,992
  Dillards, Inc. Class A                                           247,800          6,239,604
 #Disney (Walt) Co.                                                906,600         24,369,408
 #Eastman Chemical Co.                                             108,200          5,883,916
  Electronic Data Systems Corp.                                  1,070,800         24,039,460
  Federated Department Stores, Inc.                                618,200         33,877,360
  First American Corp.                                             257,900          8,497,805
  First Citizens BancShares, Inc.                                   10,300          1,401,470
  Florida East Coast Industries, Inc.                               68,139          2,906,128
  Foot Locker, Inc.                                                175,000          4,546,500
 #Ford Motor Co.                                                 4,711,800         66,813,324
 *Fox Entertainment Group, Inc.
    Class A                                                         21,900            643,860
 *GameStop Corp. Class B                                             9,432            200,147
 #General Motors Corp.                                           1,524,800         58,842,032
  Georgia-Pacific Corp.                                            684,200         25,048,562
*#Goodyear Tire & Rubber Co.                                       203,900          2,573,218
  Hartford Financial Services Group,
    Inc.                                                           793,800         50,803,200
 #Hearst-Argyle Television, Inc.                                   238,600          6,132,020
  Helmerich & Payne, Inc.                                          146,800          4,790,084
  Hewlett-Packard Co.                                            1,407,700         28,154,000
  Hibernia Corp.                                                   274,500          7,938,540
  Hollinger International, Inc. Class A                            257,600          4,824,848
  Horton (D.R.), Inc.                                              818,872         28,832,483
 *Human Genome Sciences, Inc.                                       23,900            262,900
 *Humana, Inc.                                                     618,900         15,361,098
*#IAC/InterActiveCorp                                            1,773,700         43,792,653
  IKON Office Solutions, Inc.                                      329,600          3,717,888
  Independence Community Bank
    Corp.                                                          100,300          4,260,744
 *Ingram Micro, Inc.                                               386,900          7,443,956
 *Instinet Group, Inc.                                              15,200             91,048
  International Paper Co.                                        1,215,775         50,478,978
  Intersil Corp.                                                   407,000          6,552,700
 *Invitrogen Corp.                                                 124,900          7,556,450
  Janus Capital Group, Inc.                                        587,900          9,729,745
 *JDS Uniphase Corp.                                             1,095,700          3,473,369
  JPMorgan Chase & Co.                                           2,244,400         84,501,660
 #Kerr-McGee Corp.                                                 431,426         26,847,640

                                                                    SHARES             VALUE+
                                                                    ------             ------
 #KeyCorp                                                          941,600   $     31,345,864
 #Kraft Foods, Inc.                                                312,800         10,697,760
 *LaBranche & Co., Inc.                                             19,700            157,797
  LaFarge North America, Inc.                                      257,500         12,913,625
 *Laidlaw International, Inc.                                       17,400            328,860
  Lear Corp.                                                       160,900          9,332,200
  Lehman Brothers Holdings, Inc.                                   227,800         19,085,084
*#Level 3 Communications, Inc.                                     195,500            674,475
 *Liberty Media Corp. Class A                                    7,339,100         75,812,903
 *Liberty Media International, Inc.
    Class A                                                        313,805         13,512,443
  Lincoln National Corp.                                           468,500         21,560,370
  Loews Corp.                                                      636,800         44,518,688
 #Louisiana-Pacific Corp.                                          295,100          7,221,097
 *LSI Logic Corp.                                                1,056,200          5,587,298
  Lubrizol Corp.                                                   182,000          6,288,100
*#Lucent Technologies, Inc.                                      1,193,800          4,691,634
 #Lyondell Chemical Co.                                            447,200         12,548,432
  Marathon Oil Corp.                                               961,450         37,919,588
 #May Department Stores Co.                                        446,600         12,558,392
  MBIA, Inc.                                                       398,050         23,867,078
  McKesson Corp.                                                   653,300         19,305,015
  MeadWestavco Corp.                                               758,431         25,521,203
 *Medco Health Solutions, Inc.                                     690,100         26,030,572
  MetLife, Inc.                                                  2,041,200         79,606,800
 *Metro-Goldwyn-Mayer, Inc.                                        288,500          3,415,840
  MGIC Investment Corp.                                            116,900          7,949,200
*#MGM MIRAGE                                                       390,100         22,742,830
*#Micron Technology, Inc.                                        1,663,300         18,429,364
*#Millennium Pharmaceuticals, Inc.                                 545,800          6,887,996
  Nationwide Financial Services, Inc.                              145,900          5,482,922
 #New York Community Bancorp Inc.                                   63,200          1,250,096
  Norfolk Southern Corp.                                         1,537,600         52,785,808
  Northrop Grumman Corp.                                         1,018,042         57,346,306
 #Nucor Corp.                                                       30,000          1,587,000
  Occidental Petroleum Corp.                                       650,800         39,184,668
 #Odyssey Re Holdings Corp.                                         50,500          1,219,575
  OfficeMax, Inc.                                                  213,400          6,459,618
  Old Republic International Corp.                                 501,412         12,530,286
  Overseas Shipholding Group, Inc.                                  86,500          5,682,185
 *Owens-Illinois, Inc.                                             314,400          6,577,248
*#PacifiCare Health Systems, Inc.                                  243,400         11,780,560
  Peabody Energy Corp.                                              54,600          4,531,800
  Penney (J.C.) Co., Inc.                                        1,120,000         43,232,000
  PepsiAmericas, Inc.                                              192,000          4,053,120
 #Phelps Dodge Corp.                                               287,085         27,884,566
  PMI Group, Inc.                                                  246,300         10,142,634
  Pogo Producing Co.                                               159,700          8,064,850
 *Pride International, Inc.                                        366,700          7,172,652
  Principal Financial Group, Inc.                                  846,200         31,884,816
  Protective Life Corp.                                            177,500          7,428,375
*#Providian Financial Corp.                                        483,100          7,753,755
  Prudential Financial, Inc.                                       496,300         24,293,885
 #Pulte Homes, Inc.                                                248,400         13,726,584
  Questar Corp.                                                    251,000         12,753,310
 *Qwest Communications International,
    Inc.                                                         2,000,600          8,002,400
  Radian Group, Inc.                                               245,200         12,566,500
 *Radio One, Inc.                                                   55,000            763,400
  Raytheon Co.                                                   1,311,300         52,897,842
 #Reinsurance Group of America, Inc.                               149,600          6,944,432
 #Reynolds American, Inc.                                          251,326   $     19,007,785
 *Rite Aid Corp.                                                   969,800          3,559,166
 #Ryder System, Inc.                                               275,400         14,772,456
  Safeco Corp.                                                     486,400         23,575,808
  Saks, Inc.                                                       743,200         10,337,912
 *Sanmina-SCI Corp.                                              1,410,100         12,451,183
  SBC Communications, Inc.                                         430,200         10,828,134
 #Sears, Roebuck & Co.                                             552,600         28,751,778
 *Service Corp. International                                      311,600          2,199,896
 *Smithfield Foods, Inc.                                           157,600          4,578,280
 *Smurfit-Stone Container Corp.                                    669,626         12,026,483
 *Solectron Corp.                                                1,155,300          7,220,625
  Sovereign Bancorp, Inc.                                          781,020         17,065,287
  Sprint Corp.                                                   2,161,500         49,303,815
  StanCorp Financial Group, Inc.                                    54,200          4,284,510
  Starwood Hotels & Resorts Worldwide,
    Inc.                                                           573,500         29,988,315
  Steelcase, Inc. Class A                                           49,000            651,700
 *Sun Microsystems, Inc.                                         2,143,700         11,897,535
 #Sunoco, Inc.                                                     298,800         24,668,928
  Supervalu, Inc.                                                  565,200         17,854,668
 *Tech Data Corp.                                                  169,000          7,670,910
  Telephone & Data Systems, Inc.                                   152,000         11,780,000
 *Tellabs, Inc.                                                  1,124,800          9,617,040
  Temple-Inland, Inc.                                              131,300          7,824,167
 *Tenet Healthcare Corp.                                         1,285,500         13,947,675
  Textron, Inc.                                                    123,000          8,932,260
 *The DIRECTV Group, Inc.                                          481,937          7,706,173
  The St. Paul Travelers Companies,
    Inc.                                                         1,418,426         51,744,180
 *Thomas & Betts Corp.                                              46,900          1,483,916
 #Tidewater, Inc.                                                  147,000          4,987,710
 *Time Warner, Inc.                                              8,350,880        147,894,085
  Torchmark Corp.                                                  127,200          6,984,552
*#Toys R Us, Inc.                                                  819,300         15,845,262
  Transatlantic Holdings, Inc.                                       9,400            548,396
 *Triad Hospitals, Inc.                                            197,000          7,227,930
  Tribune Co.                                                      656,900         28,489,753
  Tyson Foods, Inc. Class A                                        912,556         14,956,793
  Union Pacific Corp.                                              824,200         52,287,248
  UnionBanCal Corp.                                                 86,600          5,354,478
 *Unisys Corp.                                                     113,200          1,300,668
 *United States Cellular Corp.                                     131,000          5,796,750
 #Unitrin, Inc.                                                    223,800         10,661,832
  UnumProvident Corp.                                              913,089         14,216,796
  Valero Energy Corp.                                              686,800         32,135,372
  Valhi, Inc.                                                      158,500          2,458,335
*#VeriSign, Inc.                                                   166,300          5,471,270
 #Viacom, Inc. Class B                                           4,105,100        142,446,970
*#Vishay Intertechnology, Inc.                                     401,316          5,863,227
 *Vitesse Semiconductor, Inc.                                        2,800              9,128
*#Watson Pharmaceuticals, Inc.                                     289,900          8,421,595
 *WebMD Corp.                                                       25,800            187,050
  Weis Markets, Inc.                                                20,800            798,720
  Wesco Financial Corp.                                             13,540          5,216,285
 #Weyerhaeuser Co.                                                 665,400         43,916,400
 #Worthington Industries, Inc.                                     133,200          2,865,132
*#Xerox Corp.                                                       75,000          1,149,000
                                                                             ----------------
 TOTAL COMMON STOCKS
   (Cost $3,052,795,344)                                                        3,892,359,427
                                                                             ----------------

                                                                FACE
                                                               AMOUNT                  VALUE+
                                                               ------                  ------
                                                               (000)
 TEMPORARY CASH INVESTMENTS -- (11.3%)
  Repurchase Agreement, Merrill Lynch Triparty Repo
    1.94%, 12/01/04 (Collateralized by $462,830,000
    U.S. Treasury Note 4.75%, 05/15/14, valued at
    $478,981,949) to be repurchased at $469,615,320
    (Cost $469,590,014)^                                  $        469,590   $    469,590,014
  Repurchase Agreement, PNC Capital Markets, Inc.
    1.88%, 12/01/04 (Collateralized by $24,286,000
    FHLMC Notes 4.20%, 10/20/09, valued at $24,390,187)
    to be repurchased at $24,137,260
    (Cost $24,136,000)                                              24,136         24,136,000
                                                                             ----------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $493,726,014)                                                            493,726,014
                                                                             ----------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,546,521,358)                                                     $  4,386,085,441
                                                                             ================

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $450,016 of securities on loan)                    $  4,386,085
Cash                                                                                          2
Receivables:
   Dividends and Interest                                                                 7,596
   Fund Shares Sold                                                                       4,261
   Securities Lending                                                                        20
Prepaid Expenses and Other Assets                                                             2
                                                                                   ------------
      Total Assets                                                                    4,397,966
                                                                                   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                     469,590
   Investment Securities Purchased                                                        7,933
   Fund Shares Redeemed                                                                       1
   Due to Advisor                                                                           318
Accrued Expenses and Other Liabilities                                                      211
                                                                                   ------------
      Total Liabilities                                                                 478,053
                                                                                   ------------
NET ASSETS                                                                         $  3,919,913
                                                                                   ============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                          211,325,458
                                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $      18.55
                                                                                   ============
Investments at Cost                                                                $  3,546,521
                                                                                   ============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $  3,063,388
Accumulated Net Investment Income (Loss)                                                 13,157
Accumulated Net Realized Gain (Loss)                                                      3,803
Unrealized Appreciation (Depreciation) from Investment Securities                       839,565
                                                                                   ------------
      Total Net Assets                                                             $  3,919,913
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                       $     48,899
   Interest                                                                                 453
   Income from Securities Lending                                                           375
                                                                                   ------------
          Total Investment Income                                                        49,727
                                                                                   ------------
EXPENSES
   Investment Advisory Services                                                           3,190
   Accounting & Transfer Agent Fees                                                         952
   Custodian Fees                                                                           303
   Legal Fees                                                                                21
   Audit Fees                                                                                47
   Shareholders' Reports                                                                     43
   Trustees' Fees and Expenses                                                               27
   Other                                                                                     51
                                                                                   ------------
          Total Expenses                                                                  4,634
                                                                                   ------------
   NET INVESTMENT INCOME (LOSS)                                                          45,093
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                84,609
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            496,658
                                                                                   ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                             581,267
                                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $    626,360
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                       YEAR            YEAR
                                                                                      ENDED           ENDED
                                                                                     NOV. 30,        NOV. 30,
                                                                                       2004            2003
                                                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $     45,093    $     31,384
   Net Realized Gain (Loss) on Investment Securities Sold                                84,609         (48,309)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            496,658         415,785
                                                                                   ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations               626,360         398,860
                                                                                   ------------    ------------
Distributions From:
   Net Investment Income                                                                (33,641)        (31,464)
                                                                                   ------------    ------------
          Total Distributions                                                           (33,641)        (31,464)
                                                                                   ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                        857,913         495,839
   Shares Issued in Lieu of Cash Distributions                                           32,697          31,027
   Shares Redeemed                                                                      (74,078)       (121,409)
                                                                                   ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                       816,532         405,457
                                                                                   ------------    ------------
          Total Increase (Decrease)                                                   1,409,251         772,853

NET ASSETS
   Beginning of Period                                                                2,510,662       1,737,809
                                                                                   ------------    ------------
   End of Period                                                                   $  3,919,913    $  2,510,662
                                                                                   ============    ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                      50,791          36,572
      Shares Issued in Lieu of Cash Distributions                                         1,939           2,270
      Shares Redeemed                                                                    (4,363)         (9,461)
                                                                                   ------------    ------------
                                                                                         48,367          29,381
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                                     NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
                                                   -----------     -----------     -----------     -----------     -----------
Net Asset Value, Beginning of Period               $     15.41     $     13.01     $     14.44     $     14.71     $     17.79
                                                   -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.23            0.21            0.20            0.25            0.33
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                           3.09            2.41           (1.43)           1.25            0.04
                                                   -----------     -----------     -----------     -----------     -----------
      Total from Investment Operations                    3.32            2.62           (1.23)           1.50            0.37
                                                   -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                                 (0.18)          (0.22)          (0.20)          (0.27)          (0.32)
   Net Realized Gains                                       --              --              --           (1.50)          (3.13)
                                                   -----------     -----------     -----------     -----------     -----------
      Total Distributions                                (0.18)          (0.22)          (0.20)          (1.77)          (3.45)
                                                   -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period                     $     18.55     $     15.41     $     13.01     $     14.44     $     14.71
                                                   ===========     ===========     ===========     ===========     ===========
Total Return                                             21.68%          20.34%          (8.64)%         10.97%           3.06%

Net Assets, End of Period (thousands)              $ 3,919,913     $ 2,510,662     $ 1,737,809     $ 1,637,083     $ 1,735,343
Ratio of Expenses to Average
   Net Assets                                             0.15%           0.15%           0.15%           0.15%           0.16%
Ratio of Net Investment Income to
   Average Net Assets                                     1.41%           1.62%           1.49%           1.66%           2.20%
Portfolio Turnover Rate                                      7%              7%              9%              6%             26%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series" or "Portfolio") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $52,268.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                   $  1,043,610
          Sales                                            211,695

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. As of November 30, 2004, there were no permanent differences.

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                      ORDINARY INCOME
                                                      AND SHORT-TERM      LONG-TERM
                                                       CAPITAL GAINS    CAPITAL GAINS      TOTAL
                                                      ---------------   -------------   ------------
          2004                                           $  33,641            --          $  33,641
          2003                                              31,464            --             31,464

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                  NET          TOTAL NET
                                               REALIZED      DISTRIBUTABLE
                            UNDISTRIBUTED    UNDISTRIBUTED      EARNINGS
                            NET INVESTMENT    LONG-TERM       (ACCUMULATED
                                INCOME       CAPITAL GAINS      (LOSSES)
                            --------------   -------------   --------------
                               $  13,203       $  3,947        $  17,150

     During the year ended November 30, 2004, the Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $80,662,000.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows: (amount in thousands)

                                                                         NET
                                                                      UNREALIZED
                     FEDERAL        UNREALIZED       UNREALIZED      APPRECIATION/
                     TAX COST      APPRECIATION     DEPRECIATION    (DEPRECIATION)
                  --------------   -------------   --------------   --------------
                    $ 3,546,521     $ 1,009,036      $ (169,472)      $  839,564

F.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated by either party at any time.

     There were no outstanding borrowings by the Series under the line of credit for the year ended November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

G. SECURITIES LENDING:

     As of November 30, 2004, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the portfolio from securities on loan is invested along with cash collateral from the other portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

H. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE U.S. LARGE CAP VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
      WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS               LENGTH OF SERVICE          OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides       DFAITC - since 1993     75 portfolios in 4       Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG        DFAIDG - since 1983     investment companies     School of Business, University of Chicago.
and DEM.                       DIG - since 1993
Trustee of DFAITC.             DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of      DFAITC - since 1993     75 portfolios in 4       Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.           DFAIDG - since 1986     investment companies     Professor of Economics, Graduate School of
Trustee of DFAITC.             DIG - since 1993                                 Business, University of Chicago. Senior
1101 E. 58th Street            DEM - since 1993                                 Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                               strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                          President, Cardean University (division of
                                                                                UNext.com). Member of the Boards of Milwaukee
                                                                                Mutual Insurance Company and UNext.com. Formerly,
                                                                                Trustee, First Prairie Funds (registered
                                                                                investment company). Trustee, Harbor Fund
                                                                                (registered investment company) (13 Portfolios).

   NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
      WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS              LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAITC - since 1993     75 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG        DFAIDG - since 1981     investment companies     Management. Director, BIRR Portfolio Analysis,
and DEM.                       DIG - since 1993                                 Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.             DEM - since 1993                                 Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                       publishing and consulting). Partner, Zebra Capital
P.O. Box 208200                                                                 Management, LLC (hedge fund manager). Formerly,
New Haven, CT                                                                   Director, Hospital Fund, Inc. (investment
06520-8200                                                                      management services).
Date of Birth: 5/27/43

Robert C. Merton               DFA ITC - since 2003    75 portfolios in 4       John and Natty McArthur University Professor,
Director of DFAIDG, DIG        DFA IDG - since 2003    investment companies     Graduate School of Business Administration,
and DEM.                       DFA DIG - since 2003                             Harvard University (since 1998). George Fisher
Trustee of DFAITC.             DEM - since 2003                                 Baker Professor of Business Administration,
Harvard Business School                                                         Graduate School of Business Administration,
397 Morgan Hall                                                                 Harvard University (1988-1998), Co-founder, Chief
Soldiers Field                                                                  Science Officer, Integrated Finance Limited (since
Boston, MA 02163                                                                2002). Director, MF Risk, Inc. (risk managemetnt
Date of Birth: 7/31/44                                                          software) (since 2001). Director, Peninsula
                                                                                Banking Group (bank) (since 2003). Director,
                                                                                Community First Financial Group (bank holding
                                                                                company) (since 2003). Formerly, Co-Founder and
                                                                                Principal, Long-Term Capital Management. Director,
                                                                                Vical Incorporated (biopharamceutical product
                                                                                development).

Myron S. Scholes               DFAITC - since 1993     75 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG        DFAIDG - since 1981     investment companies     Stanford University. Managing Partner, Oak Hill
and DEM.                       DIG - since 1993                                 Capital Management (private equity firm).
Trustee of DFAITC.             DEM - since 1993                                 Chairman, Oak Hill Platinum Partners (hedge fund).
Oak Hill Capital                                                                Director, Chicago Mercantile Exchange. Consultant,
Management, Inc.                                                                Arbor Investors. Formerly, Director, Smith Breeden
2775 Sand Hill Rd.                                                              Family of Funds. Director, American Century Fund
Suite 220                                                                       Complex (registered investment companies) (38
Menlo Park, CA 94025                                                            Portfolios); and Director, Chicago Mercantile
Date of Birth: 7/01/41                                                          Exchange Holdings Inc..

Abbie J. Smith                 DFAITC - since 2000     75 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG        DFAIDG - since 2000     investment companies     Graduate School of Business, University of
and DEM.                       DIG - since 2000                                 Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.             DEM - since 2000                                 Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                     Industries Inc. (office furniture) and Director,
University of Chicago                                                           Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                   INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                 DFAITC - since 1993     75 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief      DFAIDG - since 1981     investment companies     Investment Officer and President of Dimensional
Executive Officer, Chief       DIG - since 1992                                 Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and         DEM - since 1993                                 DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG                                                        Officer, Chief Investment Officer and President of
and DEM. Chairman,                                                              DFAITC. Director of Dimensional Fund Advisors Ltd.
Trustee, Chief Executive                                                        and formerly Chief Investment Officer. Director,
Officer, Chief Investment                                                       Chief Investment Officer and President of DFA
Officer and President of                                                        Australia Ltd. Formerly, Director of Dimensional
DFAITC.                                                                         Funds PLC. Chairman, Director, Chief Executive
1299 Ocean Avenue                                                               Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                          Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                         Investment Officer positions held starting
                                                                                1/1/2003 except for Dimensional Fund Advisors
                                                                                Canada Inc., which was from 6/17/2003.)

                                                                                Limited Partner, Oak Hill Partners. Director,
                                                                                University of Chicago Business School. Formerly,
                                                                                Director, SA Funds (registered investment
                                                                                company). Formerly Director, Assante Corporation
                                                                                (investment management) (until 2002).


   NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
      WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS               LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*            DFAITC - since 1993     75 portfolios in 4       Chairman and Director (and prior to 1/1/2003,
Chairman and Director of       DFAIDG - since 1981     investment companies     Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.           DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of        DEM - since 1993                                 and DEM. Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                         Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                               formerly President of Dimensional Fund Advisors
Santa Monica, CA 90401                                                          Ltd. Director (and prior to 1/1/2003, Chief
Date of Birth: 9/07/44                                                          Investment Officer) of DFA Australia Ltd. Director
                                                                                of Dimensional Funds PLC and Dimensional Fund
                                                                                Advisors Canada Inc.

                                                                                Trustee, St. Louis University. Life Trustee and
                                                                                Member of Investment Committee, DePaul University.
                                                                                Director, The German St. Vincent Orphan Home.
                                                                                Member of Investment Committee, Archdiocese of St.
                                                                                Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                     TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                   SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS

Arthur H. Barlow                         Since 1993       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                            of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                         Since 2001       Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                              DFA Australia Limited, Dimensional Fund Advisors Ltd., and since
Secretary                                                 June 2003, Dimensional Fund Advisors Canada Inc. Prior to April
Date of Birth: 1/24/67                                    2001, legal counsel for Dimensional (since March 2000).
                                                          Associate, Jones, Day, Reavis & Pogue from October 1991 to
                                                          February 2000.

Stephen A. Clark                         Since 2004       Vice President of all the DFA Entities. April 2001 to April
Vice President                                            2004, Portfolio Manager of Dimensional. Formerly, Graduate
Date of Birth: 8/20/72                                    Student at the University of Chicago (Septempter 2000 to
                                                          March 2001); and Associate of US Bancorp Piper Jaffrey
                                                          (September 1999 to Spetember 2000).

Truman A. Clark                          Since 1996       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                            of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                   Since 2004       Vice President of all the DFA Entities. Formerly, Senior
Vice President                                            Compliance Officer, INVESCO Institutional, Inc. and its
Date of Birth: 12/21/65                                   affiliates (August 2000 to January 2004); Brach Chief,
                                                          Investment Company and Invesment Advisor Inspections, Securities
                                                          and Exchange Commission (April 1994 to August 2000).

                                     TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                   SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
James L. Davis                           Since 1999       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                            of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/29/56                                   Formerly at Kansas State University, Arthur Andersen & Co., and
                                                          Phillips Petroleum Co.

Robert T. Deere                          Since 1994       Vice President of all the DFA Entities and DFA Australia
Vice President                                            Limited. Formerly, Vice President of Dimensional Fund Advisors
Date of Birth: 10/8/57                                    Ltd.

Robert W. Dintzner                       Since 2001       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                            of DFA Australia Limited. Prior to April 2001, marketing
Date of Birth: 3/18/70                                    supervisor and marketing coordinator for Dimensional.

Richard A. Eustice                       Since 1998       Vice President and Assistant Secretary of all the DFA Entities
Vice President and Assistant                              and DFA Australia Limited. Formerly, Vice President of
Secretary                                                 Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                      Since 1993       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                            of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                        Since 2001       Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                            Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                          Since 2004       Vice President of all DFA Entities. Prior to April 2004,
Vice President                                            institutional client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                      Since 2004       Vice President of all DFA Entities. Prior to April 2004,
Vice President                                            institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                           Since 2001       Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                            Associate Dean of the Leventhal School of Accounting (September
Date of Birth: 11/24/61                                   1998 to August 2001) and Academic Director Master of Business
                                                          Taxation Program (June 1996 to August 2001) at the University of
                                                          Southern California Marshall School of Business.

Henry F. Gray                            Since 2000       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                            of DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                     Since 1997       Vice President, Controller and Assistant Treasurer of all the
Vice President, Controller and                            DFA Entities, DFA Australia Limited, and Dimensional Fund
Assistant Treasurer                                       Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund
Date of Birth: 1/22/61                                    Advisors Ltd..

Christine W. Ho                          Since 2004       Vice President of all DFA Entities. Prior to April 2004,
Vice President                                            Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                             Since 2004       Vice President of all DFA Entities. Prior to April 2004, counsel
Vice President                                            of Dimensional. Formerly, an Associate at Gibson, Dunn &
Date of Birth: 11/8/73                                    Crutcher LLP (September 1997 to August 2001).

Patrick Keating                          Since 2003       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                            Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                   Executive Officer, Assante Asset Management, Inc. (October 2000
                                                          to December 2002); Director, Assante Capital Management (October
                                                          2000 to December 2002); President and Chief Executive Officer,
                                                          Assante Capital Management (October 2000 to April 2001);
                                                          Executive Vice President, Assante Corporation (May 2001 to
                                                          December 2002); Director, Assante Asset Management Ltd.
                                                          (September 1997 to December 2002); President and Chief Executive
                                                          Officer, Assante Asset Management Ltd. (September 1998 to May
                                                          2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

                                     TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                   SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                       Since 2004       Vice President of all the DFA Entities. From April 2001 to April
Vice President                                            2004, Portfolio Manager for Dimensional. Formerly, a trader at
Date of Birth: 11/7/71                                    Lincoln Capital Fixed Income Management (formerly Lincoln
                                                          Capital Management Company).

Heather H. Mathews                       Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                            Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                   Graduate Student at Harvard University (August 1998 to June
                                                          2000).

David M. New                             Since 2003       Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                            Manager of Dimensional. Formerly, Director of Research, Wurts
Date of Birth: 2/9/60                                     and Associates (investment consulting firm) (December 2000 to
                                                          June 2002); and President, Kobe Investment Research (August 1999
                                                          to November 2000).

Catherine L. Newell                     Vice President    Vice President and Secretary of all the DFA Entities. Vice
Vice President and Secretary             since 1997       President and Assistant Secretary of DFA Australia Limited
Date of Birth: 5/7/64                   and Secretary     (since February 2002, April 1997 and May 2002, respectively).
                                         since 2000       Vice President and Secretary of Dimensional Fund Advisors Canada
                                                          Inc. (since June 2003). Director, Dimensional Funds plc (since
                                                          January 2002). Formerly, Assistant Secretary of all DFA Entities
                                                          and Dimensional Fund Advisors Ltd.

David A. Plecha                          Since 1993       Vice President of all the DFA Entities, DFA Australia Limited
Vice President                                            and Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                       Since 2002       Vice President of all the DFA Entities. Formerly, Research
Vice President                                            Associate for Dimensional (June 2000 to April 2002). Formerly,
Date of Birth: 1/28/67                                    Research Scientist (August 1998 to June 2000), California
                                                          Institute of Technology.

Michael T. Scardina                      Since 1993       Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial                           DFA Entities, DFA Australia Limited and Dimensional Fund
Officer and Treasurer                                     Advisors Ltd., and since June 2003, Dimensional Fund Advisors
Date of Birth: 10/12/55                                   Canada Inc. Director, Dimensional Fund Advisors Ltd. (since
                                                          February 2002) and Dimensional Funds, plc (January 2002).

David E. Schneider                       Since 2001       Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                            Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                        Since 2001       Vice President of all the DFA Entities. Director of Dimensional
Vice President                                            Fund Advisors, Ltd. Formerly, Vice President of DFA Australia
Santa Monica, CA                                          Limited. Formerly, Director of Dimensional Funds plc. Formerly,
Date of Birth: 8/24/54                                    Managing Principal, Payden & Rygel Investment Counsel (April
                                                          1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*            Since 1988       Executive Vice President of all the DFA Entities and DFA
Executive Vice President                                  Australia Limited. Vice President (formerly, Executive Vice
Santa Monica, CA                                          President) of Dimensional Fund Advisors Ltd. (since January
Date of Birth: 12/2/46                                    2003) and Dimensional Fund Advisor Canada Inc. (since June
                                                          2003).

Grady M. Smith                           Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                            Portfolio Manager of Dimensional. Formerly, Principal of William
Date of Birth: 5/26/56                                    M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                           Since 2000       Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                            Portfolio Manager of Dimensional. Formerly, Vice President of
Santa Monica, CA                                          DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                       Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                            institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                     TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                   SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                       Since 2004       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                            Advisors Canada Inc. (since June 2003). Prior to April 2002,
Date of Birth: 3/25/73                                    Regional Director of Dimensional. Formerly, Vice President and
                                                          General Manager of Assante Global Advisors (July 2000 to April
                                                          2002); Vice President of Assante Asset Management Inc. (March
                                                          2000 to July 2000); and Private Client Manager at Loring Ward
                                                          Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                          Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                            Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Santa Monica, CA                                          Fund Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                         Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                            institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                     Since 1997       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                            of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                         Since 2001      Vice President of all the DFA Entities. Prior to 2001, Director
Vice President                                            of Financial Advisors Services of Dimensional. Director of
Santa Monica, CA                                          Dimensional Fund Advisors Ltd. (since October 2003) and
Date of Birth: 3/3/45                                     President of Dimensional Fund Advisors Canada Inc. (since June
                                                          2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DIMENSIONAL INVESTMENT GROUP INC.
U.S. LARGE COMPANY INSTITUTIONAL
INDEX PORTFOLIO


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2004

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
DIMENSIONAL INVESTMENT GROUP INC.
      Performance Chart                                                               1
      Management's Discussion and Analysis                                            2
      Disclosure of Fund Expenses                                                     4
      Statement of Assets and Liabilities                                             5
      Statement of Operations                                                         6
      Statements of Changes in Net Assets                                             7
      Financial Highlights                                                            8
      Notes to Financial Statements                                                   9
      Report of Independent Registered Certified Public Accounting Firm              12

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE COMPANY SERIES
      Performance Chart                                                              13
      Disclosure of Fund Expenses                                                    14
      Disclosure of Portfolio Holdings                                               15
      Schedule of Investments                                                        16
      Statement of Assets and Liabilities                                            21
      Statement of Operations                                                        22
      Statements of Changes in Net Assets                                            23
      Financial Highlights                                                           24
      Notes to Financial Statements                                                  25
      Report of Independent Registered Certified Public Accounting Firm              28

FUND MANAGEMENT                                                                      29

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                          35

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO VS.
S&P 500 INDEX
SEPTEMBER 23, 1999-NOVEMBER 30, 2004

GROWTH OF $100,000,000

                             U.S. LARGE COMPANY
                            INSTITUTIONAL INDEX
                                 PORTFOLIO            S&P 500 INDEX
   9/23/99                  $        100,000,000   $        100,000,000
   9/30/99                  $        100,199,997   $        100,179,625
  10/31/99                  $        106,602,776   $        106,520,975
  11/30/99                  $        108,702,874   $        108,683,372
  12/31/99                  $        115,159,857   $        115,084,851
 1/31/2000                  $        109,344,327   $        109,307,635
 2/29/2000                  $        107,343,304   $        107,241,690
 3/31/2000                  $        117,766,333   $        117,729,938
 4/30/2000                  $        114,150,870   $        114,186,227
 5/31/2000                  $        111,845,052   $        111,845,386
 6/30/2000                  $        114,361,620   $        114,596,796
 7/31/2000                  $        112,749,100   $        112,809,086
 8/31/2000                  $        119,795,918   $        119,814,551
 9/30/2000                  $        113,434,732   $        113,488,388
10/31/2000                  $        112,935,591   $        113,011,754
11/30/2000                  $        104,058,862   $        104,106,474
12/31/2000                  $        104,631,221   $        104,616,618
 1/31/2001                  $        108,272,362   $        108,330,488
 2/28/2001                  $         98,452,091   $         98,450,756
 3/31/2001                  $         92,131,466   $         92,208,982
 4/30/2001                  $         99,336,153   $         99,373,615
 5/31/2001                  $         99,942,100   $        100,039,411
 6/30/2001                  $         97,473,532   $         97,608,441
 7/31/2001                  $         96,557,277   $         96,651,876
 8/31/2001                  $         90,454,859   $         90,601,474
 9/30/2001                  $         83,191,335   $         83,280,873
10/31/2001                  $         84,722,060   $         84,871,536
11/30/2001                  $         91,254,133   $         91,381,186
12/31/2001                  $         92,011,541   $         92,185,342
 1/31/2002                  $         90,677,375   $         90,839,434
 2/28/2002                  $         88,936,365   $         89,086,229
 3/31/2002                  $         92,209,220   $         92,435,873
 4/30/2002                  $         86,566,013   $         86,834,258
 5/31/2002                  $         85,951,394   $         86,191,684
 6/30/2002                  $         79,840,249   $         80,054,832
 7/31/2002                  $         73,660,612   $         73,810,554
 8/31/2002                  $         74,073,112   $         74,297,702
 9/30/2002                  $         66,073,215   $         66,221,541
10/31/2002                  $         71,861,231   $         72,049,034
11/30/2002                  $         76,101,041   $         76,292,717
12/31/2002                  $         71,557,808   $         71,806,711
 1/31/2003                  $         69,682,997   $         69,925,374
 2/28/2003                  $         68,644,726   $         68,876,487
 3/31/2003                  $         69,276,261   $         69,544,590
 4/30/2003                  $         75,012,332   $         75,275,064
 5/31/2003                  $         78,980,482   $         79,242,057
 6/30/2003                  $         80,007,225   $         80,256,361
 7/31/2003                  $         81,367,356   $         81,668,872
 8/31/2003                  $         82,937,747   $         83,261,412
 9/30/2003                  $         82,000,554   $         82,378,840
10/31/2003                  $         86,731,327   $         87,041,485
11/30/2003                  $         87,467,229   $         87,807,453
12/31/2003                  $         91,964,883   $         92,408,562
 1/31/2004                  $         93,656,206   $         94,108,880
 2/29/2004                  $         94,924,688   $         95,416,993
 3/31/2004                  $         93,548,137   $         93,976,194
 4/30/2004                  $         92,064,929   $         92,500,764
 5/31/2004                  $         93,336,254   $         93,768,018
 6/30/2004                  $         95,169,073   $         95,590,872
 7/31/2004                  $         91,979,045   $         92,426,813
 8/31/2004                  $         92,298,043   $         92,800,212
 9/30/2004                  $         93,307,787   $         93,805,236
10/31/2004                  $         94,695,663   $         95,238,584
11/30/2004                  $         98,539,001   $         99,091,935

   AVERAGE ANNUAL      ONE          FIVE           FROM
   TOTAL RETURN        YEAR         YEARS        9/23/1999
   --------------------------------------------------------
                       12.66%       -1.95%         -0.29%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook
(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

      Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                   20.00%
Russell 3000 Growth Index                                                   6.24%
CRSP 9-10 Index (micro cap companies)                                      14.99%
Russell 2000 Index (small companies)                                       17.25%
Russell 1000 Index (large companies)                                       12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                           23.72%
Russell 2000 Growth Index (small growth companies)                         10.84%
Russell 1000 Value Index (large value companies)                           19.65%
Russell 1000 Growth Index (large growth companies)                          5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of
        Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

     The U.S. Large Company Institutional Index Portfolio seeks to produce returns similar to those of the S&P 500(R) Index by purchasing shares of a Master Fund that invests in S&P 500(R) Index stocks in approximately the same proportions as they are represented in the S&P 500(R) Index. The Master Fund essentially was fully invested in equities throughout the year ended November 30, 2004: cash equivalents averaged less than 1.90% of the Master Fund's assets. For the year ended November 30, 2004, total returns were 12.66% for the U.S. Large Company Institutional Index Portfolio and 12.85% for the S&P 500(R) Index.

     Growth company components of the S&P 500(R) Index modestly underperformed the value components by an appreciable margin. For the year ended November 30, 2004, total returns were 6.88% for the S&P/Barra 500 Growth Index, and 18.99% for the S&P/Barra 500 Value Index. The securities in the Portfolio closely tracked the investment results of the S&P 500(R) Index. Underperformance of the Portfolio relative to the Index was primarily due to differences in expenses between the Portfolio and the Index. Results for the S&P 500(R) Index are not diminished by management and administrative expenses associated with running a live portfolio.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                     BEGINNING       ENDING                     EXPENSES
                                                      ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                       VALUE         VALUE        EXPENSE        DURING
U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO      6/01/04       11/30/04       RATIO         PERIOD*
------------------------------------------------    -----------   -----------   -----------    -----------
Actual Fund Return                                  $  1,000.00   $  1,055.80       0.11%      $      0.57
Hypothetical 5% Return                              $  1,000.00   $  1,024.45       0.11%      $      0.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company
   (Cost $430,527) at Value+                                                       $      534,289
Receivables:
   From Advisor                                                                                32
   Fund Shares Sold                                                                           797
Prepaid Expenses and Other Assets                                                              10
                                                                                   --------------
      Total Assets                                                                        535,128
                                                                                   --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                            742
   Fund Shares Redeemed                                                                        55
Accrued Expenses and Other Liabilities                                                         46
                                                                                   --------------
      Total Liabilities                                                                       843
                                                                                   --------------
NET ASSETS                                                                         $      534,285
                                                                                   ==============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                            57,872,076
                                                                                   ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $         9.23
                                                                                   ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $      523,870
Accumulated Net Investment Income (Loss)                                                    3,700
Accumulated Net Realized Gain (Loss)                                                      (98,326)
Accumulated Net Realized Gain (Loss) on Futures                                             1,279
Unrealized Appreciation (Depreciation) from Investment Securities and
   Foreign Currency Transactions                                                          102,373
Unrealized Appreciation (Depreciation) from Futures                                         1,389
                                                                                   --------------
      Total Net Assets                                                             $      534,285
                                                                                   ==============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                       $        9,610
   Interest                                                                                    96
   Income from Securities Lending                                                              51
   Expenses Allocated from Master Funds                                                      (245)
                                                                                   --------------
          Total Investment Income                                                           9,512
                                                                                   --------------
EXPENSES
   Administrative Services                                                                    237
   Accounting & Transfer Agent Fees                                                           104
   Legal Fees                                                                                  22
   Audit Fees                                                                                   5
   Filing Fees                                                                                 60
   Shareholders' Reports                                                                       35
   Directors' Fees and Expenses                                                                 6
   Other                                                                                        5
                                                                                   --------------
          Total Expenses                                                                      474
          Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
             Recovered by Advisor (Note C)                                                   (237)
                                                                                   --------------
          Net Expenses                                                                        237
                                                                                   --------------
   NET INVESTMENT INCOME (LOSS)                                                             9,275
                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                    (372)
   Net Realized Gain (Loss) on Futures                                                      1,279
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                                45,364
      Futures                                                                                 118
                                                                                   --------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                46,389
                                                                                   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $       55,664
                                                                                   ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                       YEAR            YEAR
                                                                                      ENDED           ENDED
                                                                                     NOV. 30,        NOV. 30,
                                                                                       2004            2003
                                                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $      9,275    $      5,479
   Net Realized Gain (Loss) on Investment Securities Sold                                  (372)        (15,063)
   Net Realized Gain (Loss) on Futures                                                    1,279           1,349
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities                                                              45,364          57,547
      Futures                                                                               118            (362)
                                                                                   ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                55,664          48,950
                                                                                   ------------    ------------
Distributions From:
   Net Investment Income                                                                 (7,110)         (5,127)
                                                                                   ------------    ------------
          Total Distributions                                                            (7,110)         (5,127)
                                                                                   ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                        126,003         140,590
   Shares Issued in Lieu of Cash Distributions                                            7,025           5,022
   Shares Redeemed                                                                      (46,252)        (95,888)
                                                                                   ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                        86,776          49,724
                                                                                   ------------    ------------
          Total Increase (Decrease)                                                     135,330          93,547

NET ASSETS
   Beginning of Period                                                                  398,955         305,408
                                                                                   ------------    ------------
   End of Period                                                                   $    534,285    $    398,955
                                                                                   ============    ============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                      14,335          18,814
      Shares Issued in Lieu of Cash Distributions                                           802             686
      Shares Redeemed                                                                    (5,239)        (13,045)
                                                                                   ------------    ------------
                                                                                          9,898           6,455
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,         NOV. 30,
                                                         2004            2003           2002            2001             2000
                                                     -----------     -----------     -----------     -----------     -----------
Net Asset Value, Beginning of Period                 $      8.32     $      7.36     $      8.94     $     10.31     $     10.87
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.17            0.13            0.11            0.11            0.11
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                       0.88            0.95           (1.58)          (1.37)          (0.57)
                                                     -----------     -----------     -----------     -----------     -----------
      Total from Investment Operations                      1.05            1.08           (1.47)          (1.26)          (0.46)
                                                     -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.14)          (0.12)          (0.11)          (0.11)          (0.10)
   Net Realized Gains                                         --              --              --              --              --
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.14)          (0.12)          (0.11)          (0.11)          (0.10)
                                                     -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period                       $      9.23     $      8.32     $      7.36     $      8.94     $     10.31
                                                     ===========     ===========     ===========     ===========     ===========
Total Return                                               12.66%          14.94%         (16.61)%        (12.31)%         (4.28)%

Net Assets, End of Period (thousands)                $   534,285     $   398,955     $   305,408     $   219,629     $   174,078
Ratio of Expenses to Average Net Assets (1)                 0.10%           0.11%           0.10%           0.10%           0.10%
Ratio of Expenses to Average Net Assets
   (excluding waivers and assumption of
   expenses) (1)                                            0.15%           0.16%           0.17%           0.16%           0.17%
Ratio of Net Investment Income to
   Average Net Assets                                       1.96%           1.69%           1.49%           1.22%           1.07%
Portfolio Turnover Rate                                      N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                  2%              8%             11%              8%              8%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.
N/A Refer to the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Large Company Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 15% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $7,879.

     3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

     The Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.10% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, approximately $584,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2007.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise. As of November 30, 2004 there were no permanent differences.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                     ORDINARY
                                    INCOME AND
                                    SHORT-TERM      LONG-TERM
                                   CAPITAL GAINS   CAPITAL GAINS       TOTAL
                                   -------------   -------------   -------------
     2004                          $       7,110        --         $       7,110
     2003                                  5,127        --                 5,127

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                    TOTAL NET
                                                  DISTRIBUTABLE
                   UNDISTRIBUTED     CAPITAL         EARNINGS
                  NET INVESTMENT      LOSS         (ACCUMULATED
                      INCOME      CARRYFORWARDS      LOSSES)
                  --------------  -------------   -------------
                  $        3,731  $     (81,270)  $     (77,339)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of $81,270,000, of which $692,000, $51,761,000, $14,821,000 and
$13,996,000 will expire on November 30, 2008, November 30, 2009, November 30, 2010 and November 30, 2011, respectively.

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $986,000.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                               NET
                                                            UNREALIZED
               FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION/
              TAX COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
            -------------   ------------   ------------   --------------
            $     444,915   $    102,373   $    (13,000)  $       89,373

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Portfolio under the discretionary line of credit during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Institutional Index Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                  THE U.S. LARGE           S&P 500
                  COMPANY SERIES            INDEX
  11/30/94         $     10,000         $     10,000
  12/31/94         $     10,148         $     10,146
   1/31/95         $     10,407         $     10,410
   2/28/95         $     10,815         $     10,814
   3/31/95         $     11,133         $     11,134
   4/30/95         $     11,452         $     11,458
   5/31/95         $     11,911         $     11,910
   6/30/95         $     12,193         $     12,190
   7/31/95         $     12,595         $     12,596
   8/31/95         $     12,625         $     12,630
   9/30/95         $     13,159         $     13,159
  10/31/95         $     13,109         $     13,113
  11/30/95         $     13,675         $     13,690
  12/31/95         $     13,938         $     13,944
   1/31/96         $     14,417         $     14,423
   2/29/96         $     14,540         $     14,562
   3/31/96         $     14,683         $     14,702
   4/30/96         $     14,897         $     14,918
   5/31/96         $     15,262         $     15,302
   6/30/96         $     15,324         $     15,365
   7/31/96         $     14,655         $     14,681
   8/31/96         $     14,954         $     14,993
   9/30/96         $     15,790         $     15,835
  10/31/96         $     16,222         $     16,269
  11/30/96         $     17,450         $     17,504
  12/31/96         $     17,100         $     17,161
   1/31/97         $     18,172         $     18,227
   2/28/97         $     18,306         $     18,374
   3/31/97         $     17,554         $     17,610
   4/30/97         $     18,595         $     18,661
   5/31/97         $     19,729         $     19,807
   6/30/97         $     20,605         $     20,690
   7/31/97         $     22,245         $     22,333
   8/31/97         $     21,008         $     21,092
   9/30/97         $     22,153         $     22,247
  10/31/97         $     21,420         $     21,504
  11/30/97         $     22,399         $     22,500
  12/31/97         $     22,780         $     22,887
   1/31/98         $     23,037         $     23,141
   2/28/98         $     24,698         $     24,809
   3/31/98         $     25,955         $     26,080
   4/30/98         $     26,212         $     26,343
   5/31/98         $     25,759         $     25,890
   6/30/98         $     26,810         $     26,941
   7/31/98         $     26,520         $     26,656
   8/31/98         $     22,704         $     22,801
   9/30/98         $     24,148         $     24,263
  10/31/98         $     26,087         $     26,235
  11/30/98         $     27,686         $     27,825
  12/31/98         $     29,325         $     29,428
   1/31/99         $     30,521         $     30,658
   2/28/99         $     29,563         $     29,704
   3/31/99         $     30,749         $     30,893
   4/30/99         $     31,923         $     32,088
   5/31/99         $     31,170         $     31,331
   6/30/99         $     32,890         $     33,070
   7/31/99         $     31,871         $     32,038
   8/31/99         $     31,705         $     31,878
   9/30/99         $     30,839         $     31,004
  10/31/99         $     32,798         $     32,967
  11/30/99         $     33,457         $     33,636
  12/31/99         $     35,448         $     35,617
 1/31/2000         $     33,665         $     33,829
 2/29/2000         $     33,035         $     33,190
 3/31/2000         $     36,253         $     36,436
 4/30/2000         $     35,140         $     35,339
 5/31/2000         $     34,419         $     34,615
 6/30/2000         $     35,214         $     35,466
 7/31/2000         $     34,718         $     34,913
 8/31/2000         $     36,874         $     37,081
 9/30/2000         $     34,923         $     35,123
10/31/2000         $     34,770         $     34,976
11/30/2000         $     32,037         $     32,220
12/31/2000         $     32,200         $     32,377
 1/31/2001         $     33,343         $     33,527
 2/28/2001         $     30,302         $     30,469
 3/31/2001         $     28,384         $     28,537
 4/30/2001         $     30,581         $     30,755
 5/31/2001         $     30,768         $     30,961
 6/30/2001         $     30,014         $     30,209
 7/31/2001         $     29,726         $     29,912
 8/31/2001         $     27,859         $     28,040
 9/30/2001         $     25,611         $     25,774
10/31/2001         $     26,095         $     26,267
11/30/2001         $     28,094         $     28,281
12/31/2001         $     28,330         $     28,530
 1/31/2002         $     27,916         $     28,114
 2/28/2002         $     27,380         $     27,571
 3/31/2002         $     28,390         $     28,608
 4/30/2002         $     26,670         $     26,874
 5/31/2002         $     26,483         $     26,675
 6/30/2002         $     24,587         $     24,776
 7/31/2002         $     22,679         $     22,843
 8/31/2002         $     22,824         $     22,994
 9/30/2002         $     20,339         $     20,495
10/31/2002         $     22,133         $     22,298
11/30/2002         $     23,432         $     23,612
12/31/2002         $     22,061         $     22,223
 1/31/2003         $     21,483         $     21,641
 2/28/2003         $     21,152         $     21,316
 3/31/2003         $     21,357         $     21,523
 4/30/2003         $     23,119         $     23,297
 5/31/2003         $     24,335         $     24,524
 6/30/2003         $     24,644         $     24,838
 7/31/2003         $     25,078         $     25,275
 8/31/2003         $     25,562         $     25,768
 9/30/2003         $     25,294         $     25,495
10/31/2003         $     26,716         $     26,938
11/30/2003         $     26,953         $     27,175
12/31/2003         $     28,355         $     28,599
 1/31/2004         $     28,881         $     29,125
 2/29/2004         $     29,283         $     29,530
 3/31/2004         $     28,839         $     29,084
 4/30/2004         $     28,386         $     28,628
 5/31/2004         $     28,778         $     29,020
 6/30/2004         $     29,334         $     29,584
 7/31/2004         $     28,355         $     28,605
 8/31/2004         $     28,468         $     28,720
 9/30/2004         $     28,778         $     29,032
10/31/2004         $     29,221         $     29,475
11/30/2004         $     30,396         $     30,668

   AVERAGE ANNUAL             ONE        FIVE         FROM
   TOTAL RETURN               YEAR       YEARS      9/23/1999
   ----------------------------------------------------------
                             12.77%      -1.89%      11.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                      BEGINNING       ENDING                    EXPENSES
                                       ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                                        VALUE         VALUE        EXPENSE       DURING
THE U.S. LARGE COMPANY SERIES          6/01/04       11/30/04       RATIO        PERIOD*
-----------------------------         -----------   -----------   ----------   -----------
Actual Fund Return                    $  1,000.00   $  1,056.20      0.05%     $      0.26
Hypothetical 5% Return                $  1,000.00   $  1,024.75      0.05%     $      0.25

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                          THE U.S. LARGE COMPANY SERIES

Financials                                                                20.0%
Information Technology                                                    16.3
Health Care                                                               12.4
Industrials                                                               11.9
Consumer Discretionary                                                    11.4
Consumer Staples                                                          10.5
Energy                                                                     7.5
Telecommunication Services                                                 3.3
Materials                                                                  3.2
Utilities                                                                  3.0
REITS                                                                      0.5
                                                                         -----
                                                                         100.0%
                                                                         =====

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                          SHARES              VALUE+
                                                                          ------              ------
COMMON STOCKS -- (88.1%)
  3M Co.                                                                 244,500    $     19,459,755
  Abbott Laboratories                                                    487,600          20,459,696
  Ace, Ltd.                                                               88,700           3,585,254
 *ADC Telecommunications, Inc.                                           252,600             593,610
 #Adobe Systems, Inc.                                                     74,900           4,535,944
 *Advanced Micro Devices, Inc.                                           110,900           2,359,952
 *AES Corp.                                                              201,900           2,471,256
  Aetna, Inc.                                                             48,000           5,688,480
 *Affiliated Computer Services, Inc. Class A                              40,000           2,367,200
  AFLAC, Inc.                                                            158,400           5,959,008
 *Agilent Technologies, Inc.                                             151,700           3,472,413
  Air Products & Chemicals, Inc.                                          71,000           4,064,750
  Alberto-Culver Co. Class B                                              28,300           1,310,290
 #Albertson's, Inc.                                                      114,900           2,906,970
 #Alcoa, Inc.                                                            271,700           9,232,366
 *Allegheny Energy, Inc.                                                  42,800             819,192
  Allegheny Technologies, Inc.                                            29,800             655,600
  Allergan, Inc.                                                          41,100           3,020,850
*#Allied Waste Industries, Inc.                                           99,400             903,546
  Allstate Corp.                                                         216,400          10,928,200
  Alltel Corp.                                                            96,300           5,459,247
 *Altera Corp.                                                           116,100           2,633,148
 #Altria Group, Inc.                                                     640,800          36,839,592
  AMBAC Financial Group, Inc.                                             33,900           2,757,087
  Amerada Hess Corp.                                                      28,500           2,532,225
 #Ameren Corp.                                                            60,700           2,939,094
  American Electric Power Co., Inc.                                      123,600           4,223,412
  American Express Co.                                                   396,000          22,061,160
  American International Group, Inc.                                     813,800          51,554,230
  American Power Conversion Corp.                                         62,600           1,323,364
 *American Standard Companies, Inc.                                       66,800           2,601,192
 #AmerisourceBergen Corp.                                                 35,100           2,068,794
*#Amgen, Inc.                                                            395,400          23,739,816
  AmSouth Bancorporation                                                 110,500           2,865,265
  Anadarko Petroleum Corp.                                                78,200           5,442,720
 #Analog Devices, Inc.                                                   118,200           4,367,490
 *Andrew Corp.                                                            50,200             712,840
  Anheuser-Busch Companies, Inc.                                         250,200          12,532,518
*#Anthem, Inc.                                                            43,600           4,417,988
 #AON Corp.                                                               98,600           2,082,432
  Apache Corp.                                                           101,800           5,503,308
 #Apartment Investment & Management Co. Class A                           29,600           1,076,552
*#Apollo Group, Inc. Class A                                              60,200           4,797,940
 *Apple Computer, Inc.                                                   121,200           8,126,460
  Applera Corp. - Applied Biosystems Group                                63,000           1,291,500
 *Applied Materials, Inc.                                                530,400           8,825,856
 *Applied Micro Circuits Corp.                                            97,800             359,904
  Archer-Daniels-Midland Co.                                             203,300           4,309,960
  Ashland, Inc.                                                           22,200           1,313,130
 #AT&T Corp.                                                             248,200           4,542,060
  Autodesk, Inc.                                                          35,500           2,322,055
  Automatic Data Processing, Inc.                                        182,500           8,309,225
 *AutoNation, Inc.                                                        83,300           1,542,716
*#Autozone, Inc.                                                          26,000           2,225,600
*#Avaya, Inc.                                                            141,400    $      2,321,788
  Avery Dennison Corp.                                                    34,500           2,023,770
 #Avon Products, Inc.                                                    147,700           5,544,658
 #Baker Hughes, Inc.                                                     104,200           4,619,186
  Ball Corp.                                                              35,100           1,570,023
  Bank of America Corp.                                                1,270,500          58,786,035
  Bank of New York Co., Inc.                                             243,000           7,997,130
 #Bard (C.R.), Inc.                                                       32,700           1,959,057
 #Bausch & Lomb, Inc.                                                     16,600             977,408
  Baxter International, Inc.                                             192,000           6,076,800
  BB&T Corp.                                                             173,200           7,352,340
  Bear Stearns Companies, Inc.                                            32,200           3,142,076
  Becton Dickinson & Co.                                                  78,300           4,289,274
*#Bed Bath and Beyond, Inc.                                               93,900           3,749,239
  BellSouth Corp.                                                        571,800          15,335,676
  Bemis Co., Inc.                                                         33,400             929,856
  Best Buy Co., Inc.                                                     101,500           5,722,570
*#Big Lots, Inc.                                                          36,000             417,600
 *Biogen Idec, Inc.                                                      105,700           6,202,476
 #Biomet, Inc.                                                            79,300           3,796,091
 #BJ Services, Co.                                                        50,400           2,553,768
  Black & Decker Corp.                                                    25,000           2,102,250
 *BMC Software, Inc.                                                      69,700           1,295,026
  Boeing Co.                                                             262,200          14,046,054
*#Boston Scientific Corp.                                                263,000           9,155,030
  Bristol-Myers Squibb Co.                                               607,600          14,278,600
*#Broadcom Corp.                                                         100,600           3,271,512
  Brown-Forman Corp. Class B                                              37,900           1,819,958
  Brunswick Corp.                                                         29,900           1,459,718
  Burlington Northern Santa Fe Corp.                                     116,300           5,238,152
 #Burlington Resources, Inc.                                             123,300           5,722,353
*#Calpine Corp.                                                          166,300             645,244
  Campbell Soup Co.                                                      128,200           3,657,546
  Capital One Financial Corp.                                             75,400           5,924,932
  Cardinal Health, Inc.                                                  134,400           7,026,432
 *Caremark Rx, Inc.                                                      145,500           5,203,080
  Carnival Corp.                                                         197,700          10,480,077
 #Caterpillar, Inc.                                                      107,000           9,795,850
  Cendant Corp.                                                          329,700           7,474,299
  CenterPoint Energy, Inc.                                                96,100           1,072,476
 #Centex Corp.                                                            38,600           2,025,342
  CenturyTel, Inc.                                                        42,200           1,389,224
  ChevronTexaco Corp.                                                    665,300          36,325,380
 *Chiron Corp.                                                            58,600           1,908,602
  Chubb Corp.                                                             59,700           4,549,737
 *CIENA Corp.                                                            177,800             453,390
  CIGNA Corp.                                                             43,000           3,010,860
  Cincinnati Financial Corp.                                              52,600           2,356,480
  Cinergy Corp.                                                           56,400           2,334,396
  Cintas Corp.                                                            53,500           2,392,520
  Circuit City Stores, Inc.                                               62,100             968,139
 *Cisco Sytems, Inc.                                                   2,111,900          39,513,649
  CIT Group, Inc.                                                         65,800           2,812,950
  Citigroup, Inc.                                                      1,618,000          72,405,500
 #Citizens Communications Co.                                            103,600           1,481,480
 *Citrix Systems, Inc.                                                    52,800           1,246,608
  Clear Channel Communications, Inc.                                     184,300           6,207,224
  Clorox Co.                                                              66,500           3,665,480

                                                                          SHARES              VALUE+
                                                                          ------              ------
 *CMS Energy Corp.                                                        59,300    $        604,860
 *Coach, Inc.                                                             58,800           2,930,592
  Coca-Cola Co.                                                          757,800          29,789,118
  Coca-Cola Enterprises, Inc.                                            146,500           3,047,200
  Colgate-Palmolive Co.                                                  165,900           7,629,741
 *Comcast Corp. Class A                                                  698,000          20,967,920
  Comerica, Inc.                                                          53,500           3,290,250
 #Computer Associates International, Inc.                                182,800           5,580,884
*#Computer Sciences Corp.                                                 58,900           3,186,490
 *Compuware Corp.                                                        120,600             695,862
 *Comverse Technology, Inc.                                               61,100           1,299,597
  ConAgra, Inc.                                                          165,000           4,463,250
  ConocoPhillips                                                         215,100          19,571,949
  Consolidated Edison, Inc.                                               75,400           3,306,290
  Constellation Energy Group                                              54,800           2,394,760
 *Convergys Corp.                                                         44,500             661,715
  Cooper Industries, Ltd.                                                 29,600           1,962,776
 #Cooper Tire & Rubber Co.                                                23,400             477,828
  Coors (Adolph) Co. Class B                                              11,700             876,330
 *Corning, Inc.                                                          435,300           5,476,074
  Costco Wholesale Corp.                                                 144,000           6,998,400
  Countrywide Financial Corp.                                            175,900           5,841,639
  Crane Co.                                                               18,400             556,784
  CSX Corp.                                                               67,100           2,558,523
  Cummins, Inc.                                                           13,800           1,098,756
  CVS Corp.                                                              124,700           5,657,639
  Dana Corp.                                                              46,600             761,910
  Danaher Corp.                                                           96,300           5,477,544
  Darden Restaurants, Inc.                                                49,300           1,343,918
  Deere & Co.                                                             77,500           5,559,075
*#Dell, Inc.                                                             779,800          31,597,496
 #Delphi Corp.                                                           175,300           1,577,700
*#Delta Air Lines, Inc.                                                   39,200             273,224
  Deluxe Corp.                                                            15,600             616,824
  Devon Energy Corp.                                                     151,000           6,254,420
  Dillards, Inc. Class A                                                  26,100             657,198
 #Disney (Walt) Co.                                                      641,700          17,248,896
  Dollar General Corp.                                                   102,600           2,026,350
  Dominion Resources, Inc.                                               103,100           6,749,957
  Donnelley (R.R.) & Sons Co.                                             68,400           2,373,480
  Dover Corp.                                                             63,500           2,568,575
 #Dow Chemical Co.                                                       293,400          14,807,898
  Dow Jones & Co., Inc.                                                   25,600           1,094,400
  DTE Energy Co.                                                          54,300           2,382,684
 #Duke Energy Corp.                                                      292,900           7,404,512
 #DuPont (E.I.) de Nemours & Co., Inc.                                   311,700          14,126,244
*#Dynegy, Inc.                                                           118,500             669,525
 *E*TRADE Financial Corp.                                                116,600           1,616,076
 #Eastman Chemical Co.                                                    24,300           1,321,434
  Eastman Kodak Co.                                                       89,500           2,927,545
  Eaton Corp.                                                             47,300           3,188,020
*#eBay, Inc.                                                             206,500          23,220,925
  Ecolab, Inc.                                                            80,400           2,812,392
 #Edison International                                                   101,800           3,247,420
 #El Paso Corp.                                                          200,200           2,090,088
*#Electronic Arts, Inc.                                                   94,800           4,635,720
  Electronic Data Systems Corp.                                          160,000           3,592,000
 *EMC Corp.                                                              751,100          10,079,762
  Emerson Electric Co.                                                   131,200           8,766,784
  Engelhard Corp.                                                         38,800           1,159,732
  Entergy Corp.                                                           70,900    $      4,595,738
 #EOG Resources, Inc.                                                     36,800           2,762,576
 #Equifax, Inc.                                                           42,500           1,173,850
  Equity Office Properties Trust                                         125,800           3,453,210
  Equity Residential                                                      87,700           2,956,367
  Exelon Corp.                                                           206,200           8,600,602
*#Express Scripts, Inc.                                                   24,200           1,741,432
  Exxon Mobil Corp.                                                    2,031,900         104,134,875
  Family Dollar Stores, Inc.                                              52,600           1,541,180
  Federal Home Loan Mortgage Corporation                                 214,600          14,648,596
  Federal National Mortgage Association                                  302,300          20,768,010
  Federated Department Stores, Inc.                                       56,200           3,079,760
  Federated Investors, Inc.                                               33,900             997,338
  FedEx Corp.                                                             93,800           8,913,814
  Fifth Third Bancorp                                                    178,000           8,964,080
  First Data Corp.                                                       267,800          11,003,902
  First Horizon National Corp.                                            38,600           1,686,820
  FirstEnergy Corp.                                                      103,000           4,349,690
 *Fiserv, Inc.                                                            61,000           2,349,110
 *Fisher Scientific International, Inc.                                   35,900           2,029,786
  Fluor Corp.                                                             26,100           1,354,590
 #Ford Motor Co.                                                         571,500           8,103,870
 *Forest Laboratories, Inc.                                              115,700           4,508,829
  Fortune Brands, Inc.                                                    45,000           3,531,600
 #FPL Group, Inc.                                                         57,900           4,072,107
  Franklin Resources, Inc.                                                77,900           5,112,577
  Freeport-McMoRan Copper & Gold, Inc. Class B                            55,300           2,163,889
  Gannett Co., Inc.                                                       83,100           6,854,919
  Gap, Inc.                                                              282,300           6,168,255
 *Gateway, Inc.                                                          116,400             792,684
  General Dynamics Corp.                                                  62,400           6,761,664
  General Electric Co.                                                 3,297,700         116,606,672
  General Mills, Inc.                                                    118,700           5,399,663
 #General Motors Corp.                                                   176,400           6,807,276
 #Genuine Parts Co.                                                       54,700           2,374,527
*#Genzyme Corp.                                                           71,200           3,987,912
  Georgia-Pacific Corp.                                                   80,600           2,950,766
 *Gilead Sciences, Inc.                                                  134,500           4,634,870
  Gillette Co.                                                           312,900          13,608,021
 #Golden West Financial Corp.                                             47,700           5,687,748
  Goodrich (B.F.) Co.                                                     37,100           1,177,925
*#Goodyear Tire & Rubber Co.                                              54,800             691,576
  Grainger (W.W.), Inc.                                                   28,400           1,756,824
 #Great Lakes Chemical Corp.                                              15,900             465,870
  Guidant Corp.                                                           98,300           6,372,789
  H&R Block, Inc.                                                         51,500           2,456,550
  Halliburton Co.                                                        137,900           5,702,165
  Harley-Davidson, Inc.                                                   92,200           5,331,004
 #Harrahs Entertainment, Inc.                                             35,000           2,149,000
  Hartford Financial Services Group, Inc.                                 91,600           5,862,400
  Hasbro, Inc.                                                            55,200           1,050,456
  HCA, Inc.                                                              150,800           5,944,536
  Health Management Associates, Inc.                                      76,000           1,678,840
  Heinz (H.J.) Co.                                                       109,100           4,054,156
*#Hercules, Inc.                                                          34,900             520,010
 #Hershey Foods Corp.                                                     76,900           3,983,420
  Hewlett-Packard Co.                                                    943,200          18,864,000

                                                                          SHARES              VALUE+
                                                                          ------              ------
  Hilton Hotels Corp.                                                    120,200    $      2,483,332
  Home Depot, Inc.                                                       685,700          28,627,975
  Honeywell International, Inc.                                          268,500           9,486,105
 *Hospira, Inc.                                                           48,700           1,569,601
 *Humana, Inc.                                                            49,800           1,236,036
 #Huntington Bancshares, Inc.                                             71,700           1,739,442
  Illinois Tool Works, Inc.                                               94,400           8,895,312
  IMS Health, Inc.                                                        73,000           1,647,610
  Ingersoll-Rand Co., Ltd. Class A                                        54,100           4,026,122
 #Intel Corp.                                                          2,003,600          44,780,460
  International Business Machines Corp.                                  523,200          49,306,368
  International Flavors & Fragrances, Inc.                                29,400           1,190,700
  International Game Technology                                          107,600           3,803,660
  International Paper Co.                                                151,900           6,306,888
*#Interpublic Group of Companies, Inc.                                   131,800           1,635,638
 *Intuit, Inc.                                                            59,800           2,502,032
  ITT Industries, Inc.                                                    28,800           2,451,456
 *Jabil Circuit, Inc.                                                     62,800           1,573,768
  Janus Capital Group, Inc.                                               74,800           1,237,940
 *JDS Uniphase Corp.                                                     449,800           1,425,866
  Jefferson-Pilot Corp.                                                   42,600           2,095,494
  Johnson & Johnson                                                      927,000          55,916,640
  Johnson Controls, Inc.                                                  59,400           3,647,160
  Jones Apparel Group, Inc.                                               39,000           1,385,670
  JPMorgan Chase & Co.                                                 1,112,500          41,885,625
 #KB Home                                                                 14,500           1,274,405
  Kellogg Co.                                                            129,100           5,641,670
 #Kerr-McGee Corp.                                                        47,200           2,937,256
 #KeyCorp                                                                127,100           4,231,159
  KeySpan Corp.                                                           50,000           1,976,000
  Kimberly-Clark Corp.                                                   154,500           9,827,745
 #Kinder Morgan, Inc.                                                     38,600           2,674,980
*#King Pharmaceuticals, Inc.                                              75,400             938,730
*#KLA-Tencor Corp.                                                        61,300           2,762,178
  Knight-Ridder, Inc.                                                     24,200           1,647,778
 *Kohl's Corp.                                                           106,700           4,925,272
 *Laboratory Corp. of America Holdings                                    43,600           2,090,620
  Leggett & Platt, Inc.                                                   59,900           1,788,015
  Lehman Brothers Holdings, Inc.                                          84,700           7,096,166
*#Lexmark International, Inc.                                             40,500           3,438,450
  Lilly (Eli) & Co.                                                      353,100          18,830,823
 #Limited Brands, Inc.                                                   147,600           3,607,344
  Lincoln National Corp.                                                  55,000           2,531,100
  Linear Technology Corp.                                                 96,000           3,663,360
  Liz Claiborne, Inc.                                                     33,600           1,379,952
 #Lockheed Martin Corp.                                                  139,000           8,456,760
  Loews Corp.                                                             57,900           4,047,789
  Louisiana-Pacific Corp.                                                 34,100             834,427
  Lowe's Companies, Inc.                                                 243,500          13,472,855
 *LSI Logic Corp.                                                        120,200             635,858
*#Lucent Technologies, Inc.                                            1,346,000           5,289,780
  M&T Bank Corp.                                                          36,600           3,858,006
  Manor Care, Inc.                                                        27,300             940,485
  Marathon Oil Corp.                                                     108,100           4,263,464
  Marriott International, Inc. Class A                                    71,500           4,064,775
  Marsh & McLennan Companies, Inc.                                       162,600           4,648,734
  Marshall & Ilsley Corp.                                                 69,600           2,901,624
 #Masco Corp.                                                            135,300           4,772,031
 #Mattel, Inc.                                                           129,300    $      2,450,235
 #Maxim Integrated Products, Inc.                                        101,400           4,153,344
 #May Department Stores Co.                                               91,000           2,558,920
 #Maytag Corp.                                                            24,700             496,470
  MBIA, Inc.                                                              44,700           2,680,212
  MBNA Corp.                                                             399,100          10,600,096
  McCormick & Co., Inc.                                                   42,800           1,560,060
  McDonald's Corp.                                                       392,400          12,062,376
  McGraw-Hill Companies, Inc.                                             59,300           5,202,389
  McKesson Corp.                                                          91,700           2,709,735
  MeadWestavco Corp.                                                      63,000           2,119,950
 *Medco Health Solutions, Inc.                                            85,000           3,206,200
 *Medimmune, Inc.                                                         77,800           2,069,480
  Medtronic, Inc.                                                        377,700          18,148,485
  Mellon Financial Corp.                                                 132,400           3,868,728
  Merck & Co., Inc.                                                      693,000          19,417,860
 *Mercury Interactive Corp.                                               29,100           1,327,251
  Meredith Corp.                                                          15,700             827,704
  Merrill Lynch & Co., Inc.                                              293,400          16,345,314
  MetLife, Inc.                                                          234,300           9,137,700
  MGIC Investment Corp.                                                   30,800           2,094,400
*#Micron Technology, Inc.                                                191,000           2,116,280
  Microsoft Corp.                                                      3,395,900          91,044,079
 *Millipore Corp.                                                         15,500             755,160
  Molex, Inc.                                                             59,200           1,632,144
  Monsanto Co.                                                            83,400           3,838,068
 *Monster Worldwide, Inc.                                                 37,000           1,043,030
  Moody's Corp.                                                           46,200           3,730,650
  Morgan Stanley                                                         343,100          17,412,325
  Motorola, Inc.                                                         737,900          14,211,954
 #Mylan Laboratories, Inc.                                                83,900           1,523,624
 *Nabors Industries, Ltd.                                                 46,500           2,418,000
  National City Corp.                                                    207,000           7,675,560
 *National Semiconductor Corp.                                           111,800           1,728,428
 *Navistar International Corp.                                            21,800             897,070
 *NCR Corp.                                                               29,400           1,756,062
 *Network Appliance, Inc.                                                111,700           3,368,872
  Newell Rubbermaid, Inc.                                                 85,900           1,982,572
  Newmont Mining Corp.                                                   138,500           6,557,975
 *Nextel Communications, Inc.                                            347,800           9,898,388
 #Nicor, Inc.                                                             13,800             509,220
  NIKE, Inc. Class B                                                      82,300           6,967,518
  NiSource, Inc.                                                          82,300           1,793,317
 *Noble Corp.                                                             41,800           2,025,210
  Nordstrom, Inc.                                                         43,900           1,920,625
  Norfolk Southern Corp.                                                 123,000           4,222,590
  North Fork Bancorporation, Inc.                                        145,950           4,203,360
  Northern Trust Corp.                                                    68,700           3,231,648
  Northrop Grumman Corp.                                                 112,000           6,308,960
*#Novell, Inc.                                                           120,800             736,880
 *Novellus Systems, Inc.                                                  44,600           1,201,524
 #Nucor Corp.                                                             49,600           2,623,840
 *Nvidia Corp.                                                            52,000             994,760
  Occidental Petroleum Corp.                                             122,300           7,363,683
 *Office Depot, Inc.                                                      97,800           1,603,920
  OfficeMax, Inc.                                                         27,500             832,425
  Omnicom Group, Inc.                                                     58,500           4,738,500
 *Oracle Corp.                                                         1,615,000          20,445,900
 #Paccar, Inc.                                                            54,200           4,233,020
 *Pactiv Corp.                                                            46,900           1,165,465
  Pall Corp.                                                              39,100           1,059,219

                                                                          SHARES              VALUE+
                                                                          ------              ------
 *Parametric Technology Corp.                                             84,100    $        491,985
  Parker Hannifin Corp.                                                   37,300           2,790,040
  Paychex, Inc.                                                          118,100           3,916,196
  Penney (J.C.) Co., Inc.                                                 90,000           3,474,000
  Peoples Energy Corp.                                                    11,800             526,516
*#Peoplesoft, Inc.                                                       114,600           2,705,706
  Pepsi Bottling Group, Inc.                                              79,400           2,224,788
  PepsiCo, Inc.                                                          529,100          26,407,381
  PerkinElmer, Inc.                                                       40,000             853,200
  Pfizer, Inc.                                                         2,358,400          65,492,768
 *PG&E Corp.                                                             125,200           4,164,152
 #Phelps Dodge Corp.                                                      29,400           2,855,622
 #Pinnacle West Capital Corp.                                             28,500           1,259,700
  Pitney Bowes, Inc.                                                      72,200           3,160,194
  Plum Creek Timber Co., Inc.                                             57,300           2,120,100
 *PMC-Sierra, Inc.                                                        55,300             610,512
  PNC Financial Services Group                                            88,200           4,798,080
 *Power-One, Inc.                                                         26,200             240,778
  PPG Industries, Inc.                                                    53,600           3,616,392
  PPL Corp.                                                               59,000           3,065,050
  Praxair, Inc.                                                          101,500           4,557,350
  Principal Financial Group, Inc.                                         97,900           3,688,872
  Procter & Gamble Co.                                                   794,000          42,463,120
  Progress Energy, Inc.                                                   77,100           3,385,461
  Progressive Corp.                                                       62,500           5,686,875
  ProLogis                                                                56,800           2,285,064
 *Providian Financial Corp.                                               91,400           1,466,970
  Prudential Financial, Inc.                                             162,100           7,934,795
 #Public Service Enterprise Group, Inc.                                   74,100           3,259,659
 #Pulte Homes, Inc.                                                       39,600           2,188,296
 *QLogic Corp.                                                            28,800             990,432
  Qualcomm, Inc.                                                         508,400          21,159,608
 #Quest Diagnostics, Inc.                                                 31,800           2,981,250
 *Qwest Communications International, Inc.                               566,900           2,267,600
  RadioShack Corp.                                                        49,900           1,575,343
  Raytheon Co.                                                           140,900           5,683,906
 #Reebok International, Ltd.                                              18,500             719,280
  Regions Financial Corp.                                                144,300           5,049,057
 #Reynolds American, Inc.                                                 46,200           3,494,106
  Robert Half International, Inc.                                         53,800           1,454,214
 #Rockwell Automation, Inc.                                               57,600           2,724,480
  Rockwell Collins, Inc.                                                  55,300           2,204,258
  Rohm & Haas Co.                                                         70,100           3,090,709
 *Rowan Companies, Inc.                                                   33,400             865,060
 #Ryder System, Inc.                                                      20,100           1,078,164
  Sabre Holdings Corp.                                                    42,900             990,132
 #Safeco Corp.                                                            39,400           1,909,718
 *Safeway, Inc.                                                          139,600           2,691,488
 *Sanmina-SCI Corp.                                                      162,800           1,437,524
  Sara Lee Corp.                                                         247,800           5,818,344
  SBC Communications, Inc.                                             1,035,000          26,050,950
  Schering-Plough Corp.                                                  459,900           8,209,215
  Schlumberger, Ltd.                                                     184,400          12,102,172
  Schwab (Charles) Corp.                                                 426,800           4,600,904
 #Scientific-Atlanta, Inc.                                                47,800           1,415,836
 *Sealed Air Corp.                                                        26,200           1,346,942
 #Sears, Roebuck & Co.                                                    66,200           3,444,386
  Sempra Energy                                                           72,400           2,677,352
  Sherwin-Williams Co.                                                    44,500           1,984,700
 *Siebel Systems, Inc.                                                   157,900           1,591,632
  Sigma-Aldrich Corp.                                                     21,600    $      1,290,168
  Simon Property Group, Inc.                                              69,000           4,283,520
  SLM Corp.                                                              136,200           6,969,354
  Snap-On, Inc.                                                           18,100             572,141
 *Solectron Corp.                                                        300,400           1,877,500
  Southern Co.                                                           230,600           7,561,374
  Southwest Airlines Co.                                                 246,800           3,882,164
  Sovereign Bancorp, Inc.                                                107,200           2,342,320
  Sprint Corp.                                                           453,700          10,348,897
*#St. Jude Medical, Inc.                                                 110,600           4,218,284
 #Staples, Inc.                                                          155,400           4,958,814
 *Starbucks Corp.                                                        124,100           6,981,866
  Starwood Hotels & Resorts Worldwide, Inc.                               65,000           3,398,850
  State Street Corp.                                                     105,000           4,678,800
  Stryker Corp.                                                          125,300           5,511,947
*#Sun Microsystems, Inc.                                               1,038,900           5,765,895
 *Sungard Data Systems, Inc.                                              90,100           2,388,551
 #Sunoco, Inc.                                                            23,500           1,940,160
 #SunTrust Banks, Inc.                                                   111,800           7,971,340
  Supervalu, Inc.                                                         42,500           1,342,575
 *Symantec Corp.                                                          98,400           6,278,904
  Symbol Technologies, Inc.                                               74,800           1,133,968
  Synovus Financial Corp.                                                 96,600           2,608,200
 #Sysco Corp.                                                            199,700           6,939,575
  T. Rowe Price Group, Inc.                                               39,700           2,348,652
 #Target Corp.                                                           282,100          14,449,162
 #TECO Energy, Inc.                                                       62,100             929,016
  Tektronix, Inc.                                                         28,700             900,319
 *Tellabs, Inc.                                                          130,000           1,111,500
  Temple-Inland, Inc.                                                     17,400           1,036,866
 *Tenet Healthcare Corp.                                                 145,600           1,579,760
 *Teradyne, Inc.                                                          60,600           1,033,836
 #Texas Instruments, Inc.                                                540,700          13,074,126
  Textron, Inc.                                                           43,300           3,144,446
  The Goldman Sachs Group, Inc.                                          151,800          15,902,568
*#The Kroger Co.                                                         230,800           3,734,344
  The New York Times Co. Class A                                          45,900           1,881,900
  The St. Paul Travelers Companies, Inc.                                 208,900           7,620,672
 #The Stanley Works                                                       25,600           1,197,056
 #The TJX Companies, Inc.                                                152,700           3,594,558
 *Thermo Electron Corp.                                                   51,000           1,542,750
 #Tiffany & Co.                                                           45,600           1,395,360
 *Time Warner, Inc.                                                    1,428,100          25,291,651
  Torchmark Corp.                                                         34,300           1,883,413
*#Toys R Us, Inc.                                                         66,800           1,291,912
 *Transocean, Inc.                                                       100,200           4,035,054
  Tribune Co.                                                             99,400           4,310,978
  TXU Corp.                                                               92,700           5,823,414
  Tyco International, Ltd.                                               627,400          21,312,778
  U.S. Bancorp                                                           587,000          17,392,810
  Union Pacific Corp.                                                     81,000           5,138,640
 *Unisys Corp.                                                           104,600           1,201,854
  United Parcel Service, Inc.                                            351,200          29,553,480
  United States Steel Corp.                                               35,400           1,853,544
  United Technologies Corp.                                              159,800          15,593,284
  UnitedHealth Group, Inc.                                               207,600          17,199,660
 *Univision Communications, Inc. Class A                                 100,700           3,031,070
  Unocal Corp.                                                            82,700           3,807,508

                                                                          SHARES              VALUE+
                                                                          ------              ------
  UnumProvident Corp.                                                     92,600    $      1,441,782
  UST, Inc.                                                               51,600           2,271,948
  Valero Energy Corp.                                                     79,800           3,733,842
 *VERITAS Software Corp.                                                 135,200           2,960,880
  Verizon Communications, Inc.                                           864,700          35,651,581
  VF Corp.                                                                34,400           1,857,256
 #Viacom, Inc. Class B                                                   541,900          18,803,930
  Visteon Corp.                                                           40,500             342,630
  Vulcan Materials Co.                                                    31,900           1,654,015
  Wachovia Corp.                                                         501,560          25,955,730
 #Walgreen Co.                                                           320,000          12,217,600
  Wal-Mart Stores, Inc.                                                1,325,100          68,984,706
  Washington Mutual, Inc.                                                272,500          11,093,475
 #Waste Management, Inc.                                                 181,100           5,398,591
*#Waters Corp.                                                            36,900           1,721,754
*#Watson Pharmaceuticals, Inc.                                            34,200             993,510
 *Wellpoint Health Networks, Inc.                                         49,100           6,142,410
 #Wells Fargo & Co.                                                      527,400          32,577,498
  Wendy's International, Inc.                                             35,500           1,266,285
  Weyerhaeuser Co.                                                        74,800           4,936,800
  Whirlpool Corp.                                                         20,700           1,336,185
  Williams Companies, Inc.                                               173,500           2,892,245
 #Winn-Dixie Stores, Inc.                                                 44,400             177,600
 #Worthington Industries, Inc.                                            27,300             587,223
  Wrigley (Wm.) Jr. Co.                                                   70,200           4,829,760
  Wyeth                                                                  416,600          16,609,842
 #Xcel Energy, Inc.                                                      124,900           2,255,694
*#Xerox Corp.                                                            262,100           4,015,372
  Xilinx, Inc.                                                           108,400           3,384,248
 #XL Capital, Ltd.                                                        43,200           3,255,552
*#Yahoo!, Inc.                                                           425,000          15,988,500
  Yum! Brands, Inc.                                                       90,800           4,122,320
 *Zimmer Holdings, Inc.                                                   76,500           6,242,400
  Zions Bancorporation                                                    28,000           1,862,000
                                                                                    ----------------
 TOTAL COMMON STOCKS
   (Cost $2,594,671,624)                                                               3,405,448,115
                                                                                    ----------------

                                                                     FACE
                                                                    AMOUNT                    VALUE+
                                                                    ------                    ------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (11.9%)
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 1.94%, 12/01/04
   (Collateralized by $389,672,000 U.S.
   Treasury Bills, maturities ranging from
   12/02/04 to 05/26/05, valued at
   $388,193,618) to be repurchased
   at $380,599,191
   (Cost $380,578,682)^                                         $        380,579    $    380,578,682
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $77,939,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $78,273,358) to be
   repurchased at $77,463,045
   (Cost $77,459,000)                                                     77,459          77,459,000
                                                                                    ----------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $458,037,682)                                                                    458,037,682
                                                                                    ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,052,709,306)                                                             $  3,863,485,797
                                                                                    ================

----------
  +   See Note B to Financial Statements.
  *   Non-Income Producing Securities.
  #   Total or Partial Securities on Loan.
  ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $365,201 of securities on loan)                     $      3,863,486
Cash                                                                                           4,320
Receivables:
  Dividends and Interest                                                                      16,343
  Fund Shares Sold                                                                             3,420
  Securities Lending                                                                              23
Prepaid Expenses and Other Assets                                                                  2
                                                                                    ----------------
    Total Assets                                                                           3,887,594
                                                                                    ----------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                                           380,579
  Fund Shares Redeemed                                                                        12,686
  Due to Advisor                                                                                  73
Payable for Futures Margin Variation                                                             128
Accrued Expenses and Other Liabilities                                                           209
                                                                                    ----------------
    Total Liabilities                                                                        393,675
                                                                                    ----------------
NET ASSETS                                                                          $      3,493,919
                                                                                    ================
Investments at Cost                                                                 $      3,052,709
                                                                                    ================

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends                                                                         $         66,149
  Interest                                                                                       661
  Income from Securities Lending                                                                 356
                                                                                    ----------------
        Total Investment Income                                                               67,166
                                                                                    ----------------
EXPENSES
  Investment Advisory Services                                                                   823
  Accounting & Transfer Agent Fees                                                               494
  Custodian Fees                                                                                 108
  Legal Fees                                                                                      29
  Audit Fees                                                                                      43
  S&P 500 Fees                                                                                    80
  Shareholders' Reports                                                                           36
  Trustees' Fees and Expenses                                                                     33
  Other                                                                                           58
                                                                                    ----------------
        Total Expenses                                                                         1,704
                                                                                    ----------------
  NET INVESTMENT INCOME (LOSS)                                                                65,462
                                                                                    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                      (2,763)
  Net Realized Gain (Loss) on Futures                                                          9,374
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                                                    317,965
    Futures                                                                                      714
                                                                                    ----------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                   325,290
                                                                                    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $        390,752
                                                                                    ================

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                         YEAR                YEAR
                                                                                         ENDED               ENDED
                                                                                        NOV. 30,            NOV. 30,
                                                                                          2004               2003
                                                                                    ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                      $         65,462   $         45,762
  Net Realized Gain (Loss) on Investment Securities Sold                                      (2,763)          (137,474)
  Net Realized Gain (Loss) on Futures                                                          9,374              9,903
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                                                    317,965            447,952
    Futures                                                                                      714             (3,012)
                                                                                    ----------------   ----------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                      390,752            363,131
                                                                                    ----------------   ----------------
Transactions in Interest:
  Contributions                                                                              571,038            547,508
  Withdrawals                                                                               (468,868)          (533,199)
                                                                                    ----------------   ----------------
        Net Increase from Transactions in Interest                                           102,170             14,309
                                                                                    ----------------   ----------------
        Total Increase (Decrease)                                                            492,922            377,440

NET ASSETS
  Beginning of Period                                                                      3,000,997          2,623,557
                                                                                    ----------------   ----------------
  End of Period                                                                     $      3,493,919   $      3,000,997
                                                                                    ================   ================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR           YEAR            YEAR            YEAR            YEAR
                                                    ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2004           2003             2002            2001            2000
                                                 ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period                      N/A             N/A             N/A             N/A             N/A
                                                 ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities
     (Realized and Unrealized)                             --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
     Total from Investment Operations                      --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
     Total Distributions                                   --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                            N/A             N/A             N/A             N/A             N/A
                                                 ============    ============    ============    ============    ============
Total Return                                            12.77%          15.05%         (16.59)%        (12.30)%         (4.25)%

Net Assets, End of Period (thousands)            $  3,493,919    $  3,000,997    $  2,623,557    $  2,831,650    $  3,138,812
Ratio of Expenses to Average Net Assets                  0.05%           0.05%           0.05%           0.05%           0.06%
Ratio of Net Investment Income to Average
  Net Assets                                             1.99%           1.75%           1.53%           1.26%           1.12%
Portfolio Turnover Rate                                     2%              8%             11%              8%              8%

----------
N/A Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Company Series (the "Series" or "Portfolio") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods determined by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $55,348.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

              Purchases                               $    226,523
              Sales                                         62,048

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Funds.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

                                                                  NET
                                                               UNREALIZED
                     FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION/
                    TAX COST    APPRECIATION  DEPRECIATION   (DEPRECIATION)
                  ------------  ------------  ------------   --------------
                  $  3,213,488  $  1,038,480  $   (388,482)  $      649,998

F. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     FUTURES CONTRACTS: During the year ended November 30, 2004, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2004, the Series had outstanding 270 long futures contracts on the S&P 500 Index, all of which expire on December 17, 2004. The value of such contracts on November 30, 2004 was $79,251,750, which resulted in an unrealized gain of $2,955,600. Approximately $4,320,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Series during the year ended November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

H. SECURITIES LENDING:

     As of November 30, 2004, the Series had securities on loan to broker/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

I. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE U.S. LARGE COMPANY SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
      WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS               LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993      75 portfolios in 4      Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG       DFAIDG - since 1983      investment companies    of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of     DFAITC - since 1993      75 portfolios in 4      Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.          DFAIDG - since 1986      investment companies    Professor of  Economics, Graduate School of
Trustee of DFAITC.            DIG - since 1993 DEM                             Business, University  of Chicago. Senior
1101 E. 58th Street           - since 1993                                     Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                              strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                         President, Cardean University (division  of
                                                                               UNext.com). Member of the Boards of Milwaukee
                                                                               Mutual Insurance Company and UNext.com. Formerly,
                                                                               Trustee, First Prairie Funds (registered
                                                                               investment company). Trustee, Harbor Fund
                                                                               (registered investment company) (13 Portfolios).

   NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
      WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS               LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993      75 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981      investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                      DIG - since 1993                                 (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.            DEM - since 1993                                 Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                      consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                                (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                  Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003     75 portfolios in 4      John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003     investment companies    Graduate  School of Business Administration, Harvard
and DEM.                      DFA DIG - since 2003                             University  (since 1998). George Fisher Baker
Trustee of DFAITC.            DEM - since 2003                                 Professor of Business Administration, Graduate School
Harvard Business School                                                        of Business Administration, Harvard University
397 Morgan Hall                                                                (1988-1998), Co-founder, Chief Science Officer,
Soldiers Field                                                                 Integrated Finance Limited (since 2002). Director,
Boston, MA 02163                                                               MF Risk, Inc. (risk  managemetnt software)
Date of Birth: 7/31/44                                                         (since 2001). Director, Peninsula Banking Group
                                                                               (bank) (since 2003). Director, Community First
                                                                               Financial Group (bank holding company) (since 2003).
                                                                               Formerly, Co-Founder and Principal, Long-Term
                                                                               Capital Management. Director, Vical Incorporated
                                                                               (biopharamceutical product development).

Myron S. Scholes              DFAITC - since 1993      75 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG       DFAIDG - since 1981      investment companies    University. Managing Partner, Oak Hill Capital
and DEM.                      DIG - since 1993                                 Management (private equity firm). Chairman, Oak Hill
Trustee of DFAITC.            DEM - since 1993                                 Platinum Partners (hedge fund). Director, Chicago
Oak Hill Capital                                                               Mercantile Exchange. Consultant, Arbor Investors.
Management, Inc.                                                               Formerly, Director, Smith Breeden Family of Funds.
2775 Sand Hill Rd.                                                             Director, American Century Fund Complex (registered
Suite 220                                                                      investment companies) (38 Portfolios); and Director,
Menlo Park, CA 94025                                                           Chicago Mercantile Exchange Holdings Inc..
Date of Birth: 7/01/41

Abbie J. Smith                DFAITC - since 2000      75 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000      investment companies    Graduate School of Business, University of Chicago,
and DEM.                      DIG - since 2000                                 Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.            DEM - since 2000                                 School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of Business                                                    (office furniture) and Director, Ryder System Inc.
University of Chicago                                                          (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993      75 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981      investment companies    Investment Officer and President of Dimensional Fund
Executive Officer, Chief      DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and        DEM - since 1993                                 DEM. Chairman, Trustee, Chief Executive Officer,
President of DFAIDG, DIG                                                       Chief Investment Officer and President of DFAITC.
and DEM. Chairman,                                                             Director of Dimensional Fund Advisors Ltd. and
Trustee, Chief Executive                                                       formerly Chief Investment Officer. Director, Chief
Officer, Chief Investment                                                      Investment Officer and President of DFA Australia
Officer and President of                                                       Ltd. Formerly, Director of Dimensional Funds PLC.
DFAITC.                                                                        Chairman, Director, Chief Executive Officer and
1299 Ocean Avenue                                                              Chief Investment Officer of Dimensional Fund
Santa Monica, CA 90401                                                         Advisors Canada Inc. (All Chief Investment Officer
Date of Birth: 12/02/46                                                        positions held starting 1/1/2003 except for
                                                                               Dimensional Fund Advisors Canada Inc., which was
                                                                               from 6/17/2003.)

                                                                               Limited Partner, Oak Hill Partners. Director,
                                                                               University of Chicago Business School. Formerly,
                                                                               Director, SA Funds (registered investment company).
                                                                               Formerly Director, Assante Corporation (investment
                                                                               management) (until 2002).

   NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
      WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS               LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993      75 portfolios in 4      Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of      DFAIDG - since 1981      investment companies    Investment Officer) of Dimensional Fund Advisors
DFAIDG, DIG and DEM.          DIG - since 1992                                 Inc., DFA Securities Inc., DFAIDG, DIG and DEM.
Trustee and Chairman of       DEM - since 1993                                 Chairman,  Trustee (and prior to 1/1/2003, Chief
DFAITC.                                                                        Investment Officer) of DFAITC. Director and formerly
1299 Ocean Avenue                                                              President of Dimensional Fund Advisors Ltd. Director
Santa Monica, CA 90401                                                         (and prior to 1/1/2003, Chief Investment Officer)
Date of Birth: 9/07/44                                                         of DFA Australia Ltd. Director of Dimensional Funds
                                                                               PLC and Dimensional Fund Advisors Canada Inc.

                                                                               Trustee, St. Louis University. Life Trustee and
                                                                               Member of Investment Committee, DePaul University.
                                                                               Director, The German St. Vincent Orphan Home. Member
                                                                               of Investment Committee, Archdiocese of St. Louis.


(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS

Arthur H. Barlow                         Since 1993        Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                             Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                         Since 2001        Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                               Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003,
Secretary                                                  Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel
Date of Birth: 1/24/67                                     for Dimensional (since March 2000). Associate, Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                         Since 2004        Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                             Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                     University of Chicago (Septempter 2000 to March 2001); and Associate of
                                                           US Bancorp Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                          Since 1996        Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                             Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                   Since 2004        Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                             Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to
Date of Birth: 12/21/65                                    January 2004); Brach Chief, Investment Company and Invesment Advisor
                                                           Inspections, Securities and Exchange Commission (April 1994 to
                                                           August 2000).

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
James L. Davis                           Since 1999        Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                             Australia Limited and Dimensional Fund Advisors Ltd. Formerly at
Date of Birth: 11/29/56                                    Kansas State University, Arthur Andersen & Co., and Phillips
                                                           Petroleum Co.

Robert T. Deere                          Since 1994        Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                             Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                       Since 2001        Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                             Australia Limited. Prior to April 2001, marketing supervisor and
Date of Birth: 3/18/70                                     marketing coordinator for Dimensional.

Richard A. Eustice                       Since 1998        Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                               Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                                  Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                      Since 1993        Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                             Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                        Since 2001        Vice President of all the DFA Entities. Prior to December 2001, Portfolio
Vice President                                             Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                          Since 2004        Vice President of all DFA Entities.  Prior to April 2004, institutional
Vice President                                             client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                      Since 2004        Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                             client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                           Since 2001        Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                             Associate Dean of the Leventhal School of Accounting (September 1998 to
Date of Birth: 11/24/61                                    August 2001) and Academic Director Master of Business Taxation Program
                                                           (June 1996 to August 2001) at the University of Southern California
                                                           Marshall School of Business.

Henry F. Gray                            Since 2000        Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                             Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                     Since 1997        Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                             Entities, DFA  Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                        Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Christine W. Ho                          Since 2004        Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                             Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                             Since 2004        Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                             Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                     (September 1997 to August 2001).

Patrick Keating                          Since 2003        Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                             Canada Inc. Formerly, Director, President and Chief Executive Officer,
Date of Birth: 12/21/54                                    Assante Asset Management, Inc. (October 2000 to December 2002); Director,
                                                           Assante Capital Management (October 2000 to December 2002); President and
                                                           Chief Executive Officer, Assante Capital Management (October 2000 to
                                                           April 2001); Executive Vice President, Assante Corporation (May 2001 to
                                                           December 2002); Director, Assante Asset Management Ltd. (September 1997
                                                           to December 2002); President and Chief Executive Officer, Assante Asset
                                                           Management Ltd. (September 1998 to May 2001); Executive Vice President,
                                                           Loring Ward (financial services company) (January 1996 to September
                                                           1998).

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                       Since 2004        Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                             Portfolio Manager for Dimensional. Formerly, a trader at Lincoln Capital
Date of Birth: 11/7/71                                     Fixed Income Management (formerly Lincoln Capital Management Company).

Heather H. Mathews                       Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                             Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student
Date of Birth: 12/12/69                                    at Harvard University (August 1998 to June 2000).

David M. New                             Since 2003        Vice President of all the DFA Entities. Formerly, Client Service Manager
Vice President                                             of Dimensional. Formerly, Director of Research, Wurts and Associates
Date of Birth: 2/9/60                                      (investment consulting firm) (December 2000 to June 2002); and President,
                                                           Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell                    Vice President      Vice President and Secretary of all the DFA Entities. Vice President and
Vice President and Secretary             since 1997        Assistant Secretary of DFA Australia Limited (since February 2002,
Date of Birth: 5/7/64                   and Secretary      April 1997 and May 2002, respectively). Vice President and Secretary of
                                         since 2000        Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                           Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha                          Since 1993        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                       Since 2002        Vice President of all the DFA Entities. Formerly, Research Associate for
Vice President                                             Dimensional (June 2000 to April 2002). Formerly, Research Scientist
Date of Birth: 1/28/67                                     (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina                      Since 1993        Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                            Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and
Officer and Treasurer                                      since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                    Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                           Funds, plc (January 2002).

David E. Schneider                       Since 2001        Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                             Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                        Since 2001        Vice President of all the DFA Entities. Director of Dimensional Fund
Vice President                                             Advisors, Ltd. Formerly, Vice President of DFA Australia Limited.
Santa Monica, CA                                           Formerly, Director of Dimensional Funds plc. Formerly, Managing
Date of Birth: 8/24/54                                     Principal, Payden & Rygel Investment Counsel (April 1998 to December
                                                           2000).

Jeanne C. Sinquefield, Ph.D.*            Since 1988        Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                   Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                           Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund
Date of Birth: 12/2/46                                     Advisor Canada Inc. (since June 2003).

Grady M. Smith                           Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                             Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                     Incorporated (July 1995 to June 2001).

Carl G. Snyder                           Since 2000        Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                             Manager of Dimensional. Formerly, Vice President of DFA Australia
Santa Monica, CA                                           Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                       Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                             institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                       Since 2004        Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                             Canada Inc. (since June 2003). Prior to April 2002, Regional Director of
Date of Birth: 3/25/73                                     Dimensional. Formerly, Vice President and General Manager of Assante
                                                           Global Advisors (July 2000 to April 2002); Vice President of Assante
                                                           Asset Management Inc. (March 2000 to July 2000); and Private Client
                                                           Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February
                                                           2002).

Karen E. Umland                          Since 1997        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                             Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Santa Monica, CA                                           Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                         Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                             institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                     Since 1997        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                             Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                        Since 2001        Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                             Financial Advisors Services of Dimensional. Director of Dimensional Fund
Santa Monica, CA                                           Advisors Ltd. (since October 2003) and President of Dimensional Fund
Date of Birth: 3/3/45                                      Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        Dimensional Investment Group Inc.

                        U.S. Small Cap Value Portfolio II


                                  Annual Report


                          Year Ended November 30, 2004

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                    PAGE
                                                                                  ---------
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Chart                                                                     1
   Management's Discussion and Analysis                                                  2
   Disclosure of Fund Expenses                                                           4
   Statement of Assets and Liabilities                                                   5
   Statement of Operations                                                               6
   Statements of Changes in Net Assets                                                   7
   Financial Highlights                                                                  8
   Notes to Financial Statements                                                         9
   Report of Independent Registered Certified Public Accounting Firm                    12

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP VALUE SERIES
   Performance Chart                                                                    13
   Disclosure of Fund Expenses                                                          14
   Disclosure of Portfolio Holdings                                                     15
   Schedule of Investments                                                              16
   Statement of Assets and Liabilities                                                  29
   Statement of Operations                                                              30
   Statements of Changes in Net Assets                                                  31
   Financial Highlights                                                                 32
   Notes to Financial Statements                                                        33
   Report of Independent Registered Certified Public Accounting Firm                    36

FUND MANAGEMENT                                                                         37

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                             43

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

U.S. SMALL CAP VALUE PORTFOLIO II VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                U.S. SMALL CAP      RUSSELL 2000
              VALUE PORTFOLIO II    VALUE INDEX
  11/30/94         $  10,000         $  10,000
  12/31/94         $  10,096         $  10,300
   1/31/95         $  10,200         $  10,251
   2/28/95         $  10,553         $  10,630
   3/31/95         $  10,677         $  10,682
   4/30/95         $  11,051         $  10,999
   5/31/95         $  11,352         $  11,235
   6/30/95         $  11,798         $  11,619
   7/31/95         $  12,430         $  12,043
   8/31/95         $  12,824         $  12,401
   9/30/95         $  12,969         $  12,585
  10/31/95         $  12,336         $  12,083
  11/30/95         $  12,790         $  12,563
  12/31/95         $  13,008         $  12,952
   1/31/96         $  12,965         $  13,038
   2/29/96         $  13,240         $  13,242
   3/31/96         $  13,600         $  13,521
   4/30/96         $  14,299         $  13,890
   5/31/96         $  14,859         $  14,241
   6/30/96         $  14,541         $  14,073
   7/31/96         $  13,631         $  13,324
   8/31/96         $  14,244         $  13,903
   9/30/96         $  14,732         $  14,282
  10/31/96         $  14,838         $  14,448
  11/30/96         $  15,536         $  15,225
  12/31/96         $  15,877         $  15,720
   1/31/97         $  16,288         $  15,962
   2/28/97         $  16,276         $  16,114
   3/31/97         $  15,855         $  15,682
   4/30/97         $  15,779         $  15,912
   5/31/97         $  17,283         $  17,179
   6/30/97         $  18,364         $  18,048
   7/31/97         $  19,457         $  18,806
   8/31/97         $  20,150         $  19,105
   9/30/97         $  21,707         $  20,376
  10/31/97         $  20,939         $  19,822
  11/30/97         $  20,755         $  20,040
  12/31/97         $  20,773         $  20,719
   1/31/98         $  20,526         $  20,344
   2/28/98         $  22,070         $  21,575
   3/31/98         $  22,970         $  22,451
   4/30/98         $  23,420         $  22,561
   5/31/98         $  22,530         $  21,762
   6/30/98         $  22,080         $  21,638
   7/31/98         $  20,457         $  19,944
   8/31/98         $  16,695         $  16,821
   9/30/98         $  17,167         $  17,771
  10/31/98         $  17,900         $  18,299
  11/30/98         $  18,847         $  18,795
  12/31/98         $  19,285         $  19,385
   1/31/99         $  19,589         $  18,945
   2/28/99         $  17,975         $  17,651
   3/31/99         $  17,632         $  17,506
   4/30/99         $  19,524         $  19,104
   5/31/99         $  20,437         $  19,691
   6/30/99         $  21,694         $  20,404
   7/31/99         $  21,592         $  19,920
   8/31/99         $  21,007         $  19,191
   9/30/99         $  20,448         $  18,807
  10/31/99         $  19,737         $  18,431
  11/30/99         $  20,651         $  18,527
  12/31/99         $  21,828         $  19,096
 1/31/2000         $  21,673         $  18,597
 2/29/2000         $  23,680         $  19,734
 3/31/2000         $  23,765         $  19,826
 4/30/2000         $  22,917         $  19,943
 5/31/2000         $  21,970         $  19,638
 6/30/2000         $  23,073         $  20,212
 7/31/2000         $  23,059         $  20,885
 8/31/2000         $  24,754         $  21,818
 9/30/2000         $  24,301         $  21,694
10/31/2000         $  23,382         $  21,616
11/30/2000         $  22,110         $  21,175
12/31/2000         $  23,828         $  23,449
 1/31/2001         $  26,295         $  24,096
 2/28/2001         $  25,779         $  24,062
 3/31/2001         $  25,155         $  23,677
 4/30/2001         $  26,700         $  24,774
 5/31/2001         $  28,355         $  25,410
 6/30/2001         $  29,416         $  26,432
 7/31/2001         $  28,933         $  25,840
 8/31/2001         $  28,560         $  25,749
 9/30/2001         $  24,393         $  22,907
10/31/2001         $  25,362         $  23,505
11/30/2001         $  27,345         $  25,194
12/31/2001         $  29,270         $  26,736
 1/31/2002         $  29,715         $  27,092
 2/28/2002         $  29,679         $  27,257
 3/31/2002         $  32,612         $  29,299
 4/30/2002         $  34,086         $  30,330
 5/31/2002         $  33,036         $  29,326
 6/30/2002         $  32,362         $  28,678
 7/31/2002         $  27,313         $  24,417
 8/31/2002         $  26,975         $  24,309
 9/30/2002         $  25,019         $  22,573
10/31/2002         $  25,427         $  22,912
11/30/2002         $  27,596         $  24,740
12/31/2002         $  26,613         $  23,684
 1/31/2003         $  25,706         $  23,016
 2/28/2003         $  24,652         $  22,243
 3/31/2003         $  24,595         $  22,481
 4/30/2003         $  27,202         $  24,616
 5/31/2003         $  30,401         $  27,130
 6/30/2003         $  31,529         $  27,588
 7/31/2003         $  33,749         $  28,965
 8/31/2003         $  35,487         $  30,066
 9/30/2003         $  35,210         $  29,720
10/31/2003         $  38,761         $  32,142
11/30/2003         $  40,370         $  33,376
12/31/2003         $  42,549         $  34,584
 1/31/2004         $  44,628         $  35,781
 2/29/2004         $  45,269         $  36,475
 3/31/2004         $  45,697         $  36,979
 4/30/2004         $  44,278         $  35,067
 5/31/2004         $  44,434         $  35,491
 6/30/2004         $  47,419         $  37,294
 7/31/2004         $  44,909         $  35,579
 8/31/2004         $  44,247         $  35,927
 9/30/2004         $  46,443         $  37,350
10/31/2004         $  46,891         $  37,929
11/30/2004         $  51,604         $  41,293

AVERAGE ANNUAL       ONE          FIVE          TEN
TOTAL RETURN         YEAR         YEARS        YEARS
----------------------------------------------------
                     27.83%       20.10%      17.84%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                  20.00%
Russell 3000 Growth Index                                                  6.24%
CRSP 9-10 Index (micro cap companies)                                     14.99%
Russell 2000 Index (small companies)                                      17.25%
Russell 1000 Index (large companies)                                      12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                          23.72%
Russell 2000 Growth Index (small growth companies)                        10.84%
Russell 1000 Value Index (large value companies)                          19.65%
Russell 1000 Growth Index (large growth companies)                         5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds for the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

U.S. SMALL CAP VALUE PORTFOLIO II

     The U.S. Small Cap Value Portfolio II seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2004, the Master Fund held 1,428 stocks and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.60% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 12.85% for the S&P 500(R) Index, 23.72% for the Russell 2000 Value Index and 24.42% for the S&P SmallCap 600/Barra Value Index. Total return for the U.S. Small Cap Value Portfolio II over this year was 27.83%. Relative to the Russell 2000 Value Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index and average weight allocated to this sector was 71% for the Portfolio compared to 41% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                        BEGINNING      ENDING                  EXPENSES
                                         ACCOUNT       ACCOUNT    ANNUALIZED     PAID
                                          VALUE         VALUE      EXPENSE      DURING
U. S. SMALL CAP VALUE PORTFOLIO II       6/1/04       11/30/04      RATIO       PERIOD*
----------------------------------    -----------   -----------   ----------   --------
Actual Fund Return                    $  1,000.00   $  1,161.30     0.29%      $   1.57
Hypothetical 5% Return                $  1,000.00   $  1,023.55     0.29%      $   1.47

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company
  (20,915,320 Shares, Cost $355,099) at Value+                                               $    497,366
Receivable for Fund Shares Sold                                                                       932
Prepaid Expenses and Other Assets                                                                       8
                                                                                             ------------
     Total Assets                                                                                 498,306
                                                                                             ------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                                                     932
  Due to Advisor                                                                                        4
Accrued Expenses and Other Liabilities                                                                 30
                                                                                             ------------
     Total Liabilities                                                                                966
                                                                                             ------------
NET ASSETS                                                                                   $    497,340
                                                                                             ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                                     18,769,176
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $      26.50
                                                                                             ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                              $    353,573
Accumulated Net Investment Income (Loss)                                                              (27)
Accumulated Net Realized Gain (Loss)                                                                1,527
Unrealized Appreciation (Depreciation) from Investment Securities                                 142,267
                                                                                             ------------
     Total Net Assets                                                                        $    497,340
                                                                                             ============

----------
+  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company                        $      1,390
                                                                                             ------------
EXPENSES
  Administrative Services                                                                              40
  Accounting & Transfer Agent Fees                                                                      5
  Legal Fees                                                                                           17
  Audit Fees                                                                                            4
  Filing Fees                                                                                          36
  Shareholders' Reports                                                                                30
  Directors' Fees and Expenses                                                                          3
  Other                                                                                                 3
                                                                                             ------------
        Total Expenses                                                                                138
                                                                                             ------------
  NET INVESTMENT INCOME (LOSS)                                                                      1,252
                                                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA Investment Trust Company                        24,964
  Net Realized Gain (Loss) on Investment Securities Sold                                           (1,997)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                        72,242
                                                                                             ------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                         95,209
                                                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $     96,461
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                            YEAR            YEAR
                                                                                           ENDED           ENDED
                                                                                          NOV. 30,        NOV. 30,
                                                                                            2004            2003
                                                                                        ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                          $      1,252    $      1,625
  Capital Gain Distributions Received from The DFA Investment Trust Company                   24,964          13,082
  Net Realized Gain (Loss) on Investment Securities Sold                                      (1,997)         (7,232)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                   72,242          73,938
                                                                                        ------------    ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                       96,461          81,413
                                                                                        ------------    ------------

Distributions From:
  Net Investment Income                                                                       (2,692)         (1,124)
  Net Short-Term Gains                                                                        (3,903)             --
  Net Long-Term Gains                                                                        (10,169)         (5,607)
                                                                                        ------------    ------------
        Total Distributions                                                                  (16,764)         (6,731)
                                                                                        ------------    ------------

Capital Share Transactions (1):
  Shares Issued                                                                              165,567          81,330
  Shares Issued in Lieu of Cash Distributions                                                 16,764           6,731
  Shares Redeemed                                                                            (71,094)        (30,925)
                                                                                        ------------    ------------
        Net Increase (Decrease) from Capital Share Transactions                              111,237          57,136
                                                                                        ------------    ------------
        Total Increase (Decrease)                                                            190,934         131,818

NET ASSETS
  Beginning of Period                                                                        306,406         174,588
                                                                                        ------------    ------------
  End of Period                                                                         $    497,340    $    306,406
                                                                                        ============    ============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                             7,052           4,363
     Shares Issued in Lieu of Cash Distributions                                                 774             458
     Shares Redeemed                                                                          (3,094)         (2,023)
                                                                                        ------------    ------------
                                                                                               4,732           2,798
                                                                                        ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        U.S. SMALL CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  YEAR          YEAR          YEAR          YEAR          YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
                                                                NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                  2004          2003          2002          2001          2000
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period                           $    21.83    $    15.53    $    17.52    $    15.65    $    16.26
                                                               ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                       0.34          0.12          0.10          0.12          0.13
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                                  5.47          6.78          0.13          3.28          0.91
                                                               ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations                                 5.81          6.90          0.23          3.40          1.04
                                                               ----------    ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
  Net Investment Income                                             (0.44)        (0.10)        (0.12)        (0.13)        (0.11)
  Net Realized Gains                                                (0.70)        (0.50)        (2.10)        (1.40)        (1.54)
                                                               ----------    ----------    ----------    ----------    ----------
    Total Distributions                                             (1.14)        (0.60)        (2.22)        (1.53)        (1.65)
                                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                                 $    26.50    $    21.83    $    15.53    $    17.52    $    15.65
                                                               ==========    ==========    ==========    ==========    ==========
Total Return                                                        27.83%        46.30%         0.93%        23.65%         7.07%

Net Assets, End of Period (thousands)                          $  497,340    $  306,406    $  174,588    $  123,888    $   76,993
Ratio of Expenses to Average Net Assets**                            0.28%         0.30%         0.33%         0.42%         0.42%
Ratio of Net Investment Income to Average Net
   Assets                                                            0.31%         0.82%         0.61%         0.79%         0.76%
Portfolio Turnover Rate                                               N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series                          26%           35%           30%           13%           32%

----------
** Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $6,607.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.75% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver shall remain in effect for a period of one year from April 1, 2004 to April 1, 2005 and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there are no previously waived fees subject to future reimbursement to the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or accumulated net investment income, as appropriate, in the period that the differences arise. As of November 30, 2004 there were no permanent differences in the Portfolio.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                   ORDINARY
                                    INCOME
                                     AND
                                  SHORT-TERM      LONG-TERM
                                 CAPITAL GAINS   CAPITAL GAINS       TOTAL
                                 -------------   -------------   -------------
     2004                        $       6,596   $      10,169   $      16,765
     2003                                1,124           5,607           6,731

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                               TOTAL NET
                                             DISTRIBUTABLE
          UNDISTRIBUTED    UNDISTRIBUTED       EARNINGS
          NET INVESTMENT     LONG-TERM       (ACCUMULATED
              INCOME       CAPITAL GAINS       LOSSES)
          --------------   --------------   --------------
          $          244   $       21,055   $       21,299

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                    NET
                                                                UNREALIZED
             FEDERAL         UNREALIZED       UNREALIZED      APPRECIATION/
             TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
          --------------   --------------   --------------    --------------
          $      374,893   $      142,267   $      (19,793)   $      122,474

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Portfolio under the discretionary line of credit during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

F.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF U.S. SMALL CAP VALUE PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Small Cap Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY
                                PERFORMANCE CHART

[CHART]

THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                 THE U.S. SMALL CAP VALUE SERIES      RUSSELL 2000 VALUE INDEX
  11/30/94                  $ 10,000                          $ 10,000
  12/31/94                  $ 10,103                          $ 10,300
   1/31/95                  $ 10,211                          $ 10,251
   2/28/95                  $ 10,572                          $ 10,630
   3/31/95                  $ 10,697                          $ 10,682
   4/30/95                  $ 11,076                          $ 10,999
   5/31/95                  $ 11,392                          $ 11,235
   6/30/95                  $ 11,843                          $ 11,619
   7/31/95                  $ 12,492                          $ 12,043
   8/31/95                  $ 12,888                          $ 12,401
   9/30/95                  $ 13,050                          $ 12,585
  10/31/95                  $ 12,420                          $ 12,083
  11/30/95                  $ 12,882                          $ 12,563
  12/31/95                  $ 13,107                          $ 12,952
   1/31/96                  $ 13,069                          $ 13,038
   2/29/96                  $ 13,352                          $ 13,242
   3/31/96                  $ 13,728                          $ 13,521
   4/30/96                  $ 14,443                          $ 13,890
   5/31/96                  $ 15,008                          $ 14,241
   6/30/96                  $ 14,697                          $ 14,073
   7/31/96                  $ 13,785                          $ 13,324
   8/31/96                  $ 14,416                          $ 13,903
   9/30/96                  $ 14,906                          $ 14,282
  10/31/96                  $ 15,020                          $ 14,448
  11/30/96                  $ 15,734                          $ 15,225
  12/31/96                  $ 16,084                          $ 15,720
   1/31/97                  $ 16,502                          $ 15,962
   2/28/97                  $ 16,502                          $ 16,114
   3/31/97                  $ 16,075                          $ 15,682
   4/30/97                  $ 16,005                          $ 15,912
   5/31/97                  $ 17,526                          $ 17,179
   6/30/97                  $ 18,630                          $ 18,048
   7/31/97                  $ 19,744                          $ 18,806
   8/31/97                  $ 20,451                          $ 19,105
   9/30/97                  $ 22,032                          $ 20,376
  10/31/97                  $ 21,256                          $ 19,822
  11/30/97                  $ 21,078                          $ 20,040
  12/31/97                  $ 21,099                          $ 20,719
   1/31/98                  $ 20,846                          $ 20,344
   2/28/98                  $ 22,424                          $ 21,575
   3/31/98                  $ 23,339                          $ 22,451
   4/30/98                  $ 23,803                          $ 22,561
   5/31/98                  $ 22,898                          $ 21,762
   6/30/98                  $ 22,445                          $ 21,638
   7/31/98                  $ 20,800                          $ 19,944
   8/31/98                  $ 16,971                          $ 16,821
   9/30/98                  $ 17,456                          $ 17,771
  10/31/98                  $ 18,207                          $ 18,299
  11/30/98                  $ 19,170                          $ 18,795
  12/31/98                  $ 19,620                          $ 19,385
   1/31/99                  $ 19,936                          $ 18,945
   2/28/99                  $ 18,291                          $ 17,651
   3/31/99                  $ 17,951                          $ 17,506
   4/30/99                  $ 19,875                          $ 19,104
   5/31/99                  $ 20,814                          $ 19,691
   6/30/99                  $ 22,092                          $ 20,404
   7/31/99                  $ 21,994                          $ 19,920
   8/31/99                  $ 21,398                          $ 19,191
   9/30/99                  $ 20,838                          $ 18,807
  10/31/99                  $ 20,119                          $ 18,431
  11/30/99                  $ 21,042                          $ 18,527
  12/31/99                  $ 22,258                          $ 19,096
 1/31/2000                  $ 22,096                          $ 18,597
 2/29/2000                  $ 24,149                          $ 19,734
 3/31/2000                  $ 24,231                          $ 19,826
 4/30/2000                  $ 23,373                          $ 19,943
 5/31/2000                  $ 22,408                          $ 19,638
 6/30/2000                  $ 23,537                          $ 20,212
 7/31/2000                  $ 23,523                          $ 20,885
 8/31/2000                  $ 25,264                          $ 21,818
 9/30/2000                  $ 24,801                          $ 21,694
10/31/2000                  $ 23,876                          $ 21,616
11/30/2000                  $ 22,577                          $ 21,175
12/31/2000                  $ 24,338                          $ 23,449
 1/31/2001                  $ 26,855                          $ 24,096
 2/28/2001                  $ 26,334                          $ 24,062
 3/31/2001                  $ 25,697                          $ 23,677
 4/30/2001                  $ 27,275                          $ 24,774
 5/31/2001                  $ 28,971                          $ 25,410
 6/30/2001                  $ 30,063                          $ 26,432
 7/31/2001                  $ 29,576                          $ 25,840
 8/31/2001                  $ 29,189                          $ 25,749
 9/30/2001                  $ 24,942                          $ 22,907
10/31/2001                  $ 25,932                          $ 23,505
11/30/2001                  $ 27,965                          $ 25,194
12/31/2001                  $ 29,937                          $ 26,736
 1/31/2002                  $ 30,404                          $ 27,092
 2/28/2002                  $ 30,367                          $ 27,257
 3/31/2002                  $ 33,373                          $ 29,299
 4/30/2002                  $ 34,885                          $ 30,330
 5/31/2002                  $ 33,804                          $ 29,326
 6/30/2002                  $ 33,114                          $ 28,678
 7/31/2002                  $ 27,958                          $ 24,417
 8/31/2002                  $ 27,603                          $ 24,309
 9/30/2002                  $ 25,605                          $ 22,573
10/31/2002                  $ 26,035                          $ 22,912
11/30/2002                  $ 28,258                          $ 24,740
12/31/2002                  $ 27,249                          $ 23,684
 1/31/2003                  $ 26,312                          $ 23,016
 2/28/2003                  $ 25,233                          $ 22,243
 3/31/2003                  $ 25,193                          $ 22,481
 4/30/2003                  $ 27,861                          $ 24,616
 5/31/2003                  $ 31,140                          $ 27,130
 6/30/2003                  $ 32,280                          $ 27,588
 7/31/2003                  $ 34,562                          $ 28,965
 8/31/2003                  $ 36,356                          $ 30,066
 9/30/2003                  $ 36,072                          $ 29,720
10/31/2003                  $ 39,698                          $ 32,142
11/30/2003                  $ 41,351                          $ 33,376
12/31/2003                  $ 43,581                          $ 34,584
 1/31/2004                  $ 45,710                          $ 35,781
 2/29/2004                  $ 46,376                          $ 36,475
 3/31/2004                  $ 46,819                          $ 36,979
 4/30/2004                  $ 45,356                          $ 35,067
 5/31/2004                  $ 45,533                          $ 35,491
 6/30/2004                  $ 48,584                          $ 37,294
 7/31/2004                  $ 46,007                          $ 35,579
 8/31/2004                  $ 45,340                          $ 35,927
 9/30/2004                  $ 47,583                          $ 37,350
10/31/2004                  $ 48,050                          $ 37,929
11/30/2004                  $ 52,875                          $ 41,293

AVERAGE ANNUAL       ONE          FIVE         TEN
TOTAL RETURN         YEAR         YEARS       YEARS
---------------------------------------------------
                    27.87%        20.23%      18.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do no apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                       BEGINNING      ENDING                      EXPENSES
                                        ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                         VALUE         VALUE        EXPENSE        DURING
THE U. S. SMALL CAP VALUE SERIES        6/1/04       11/30/04        RATIO         PERIOD*
--------------------------------      -----------   -----------   -----------    -----------
Actual Fund Return                    $  1,000.00   $  1,112.30      0.25%       $      1.32
Hypothetical 5% Return                $  1,000.00   $  1,023.75      0.25%       $      1.26

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                         THE U.S. SMALL CAP VALUE SERIES

Industrials                                                                 22.1%
Consumer Discretionary                                                      20.7
Financials                                                                  14.3
Information Technology                                                      11.5
Materials                                                                   10.8
Energy                                                                       9.3
Health Care                                                                  5.8
Consumer Staples                                                             3.9
Telecommunication Services                                                   0.6
Other                                                                        0.6
Utilities                                                                    0.5
                                                                           -----
                                                                           100.0%
                                                                           =====

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                               SHARES              VALUE+
                                                                               ------              ------
COMMON STOCKS -- (94.4%)
   1st Source Corp.                                                           297,344   $       7,805,280
 * AAR Corp.                                                                1,070,730          14,636,879
   ABC Bancorp                                                                 18,280             378,396
 * Ablest, Inc.                                                                16,800             124,656
   Abrams Industries, Inc.                                                     10,000              39,000
 * ABX Air, Inc.                                                              726,200           5,707,932
 * Accelrys, Inc.                                                             832,759           5,213,071
 * Aclara BioSciences, Inc.                                                   461,715           1,929,969
 * Acme Communications, Inc.                                                  460,203           2,705,994
 * ACT Teleconferencing, Inc.                                                 196,686             222,255
 * Actel Corp.                                                                 14,217             243,964
   Action Performance Companies, Inc.                                         117,500           1,267,825
 * ActivCard Corp.                                                             24,943             198,546
 * Active Power, Inc.                                                         996,765           4,535,281
   Adams Resources & Energy, Inc.                                               6,700             118,925
 * Adaptec, Inc.                                                            1,278,294           9,970,693
 * Adept Technology, Inc.                                                      94,800             156,420
 * Advanced Digital Information Corp.                                          49,200             451,656
   Advanced Marketing Services, Inc.                                           34,200             367,650
 * Advanced Power Technology, Inc.                                            235,348           1,767,463
   Advanta Corp. Class A                                                      281,453           6,298,918
   Advanta Corp. Class B Non-Voting                                           494,299          11,803,860
 * Aehr Test Systems                                                           89,200             194,456
 * AEP Industries, Inc.                                                       196,050           2,144,787
 * Aether Systems, Inc.                                                     1,351,051           5,025,910
 * Aetrium, Inc.                                                               69,748             251,093
 * Aftermarket Technology Corp.                                                15,855             276,194
 * Agile Software Corp.                                                       227,921           1,905,420
   Agilysys, Inc.                                                             929,834          15,370,156
 * Air Methods Corp.                                                          210,894           1,533,199
 * AirNet Systems, Inc.                                                       312,700           1,031,910
 * Airspan Networks, Inc.                                                      94,500             518,805
 * AK Steel Holding Corp.                                                   2,252,816          29,083,855
*# Akamai Technologies, Inc.                                                  355,127           4,598,895
   Alamo Group, Inc.                                                          158,700           3,316,830
*# Alaska Air Group, Inc.                                                   1,004,900          31,383,027
 * Alaska Communications Systems Group, Inc.                                  251,100           2,156,949
 * Albany Molecular Research, Inc.                                             28,100             301,232
 * Alderwoods Group, Inc.                                                      75,400             797,732
 # Aldila, Inc.                                                                78,966           1,027,348
   Alexander & Baldwin, Inc.                                                  844,086          35,713,279
 * All American Semiconductor, Inc.                                            29,260             178,486
   Allen Organ Co. Class B                                                      5,000             326,925
 * Alliance Semiconductor Corp.                                             1,130,414           3,956,449
 * Allied Defense Group, Inc.                                                 148,100           3,033,088
 * Allied Healthcare International, Inc.                                      228,600           1,229,868
 * Allied Healthcare Products, Inc.                                           124,200             768,798
 * Allied Holdings, Inc.                                                      111,535             286,087
 * Allied Motion Technologies, Inc.                                            45,300             310,350
 * Allmerica Financial Corp.                                                  300,700           9,787,785
 * Allou HealthCare, Inc. Class A                                               2,000                   0
 * Alloy, Inc.                                                                869,729           3,913,780
 * Allscripts Healthcare Solutions, Inc.                                      309,631           3,049,865
 * Almost Family, Inc.                                                         13,700             168,510
 * Alpha Technologies Group, Inc.                                              82,112              82,112
   Alpharma, Inc. Class A                                                   1,343,000          22,307,230
   Ambassadors International, Inc.                                            159,500   $       2,191,530
 * AMC Entertainment, Inc.                                                    407,200           7,871,176
 * Amcast Industrial Corp.                                                    149,800              82,390
 * Amerco, Inc.                                                               154,800           6,370,020
*# America West Holdings Corp. Class B                                        650,300           3,778,243
 * American Banknote Corp.                                                        745                 104
 * American Biltrite, Inc.                                                     45,600             542,640
*# American Business Financial Services, Inc.                                  43,184             150,280
 * American Dental Partners, Inc.                                              69,500           1,272,545
   American Greetings Corp. Class A                                         1,214,100          32,319,342
   American Italian Pasta Co.                                                  31,300             602,838
 * American Medical Security Group, Inc.                                      368,400          11,910,372
   American Pacific Corp.                                                     104,300             870,905
 * American Physicians Capital, Inc.                                          281,057           9,362,009
   American Physicians Services Group, Inc.                                    36,300             368,445
 * American Retirement Corp.                                                  269,200           2,140,140
   American Shared Hospital Services                                           30,900             162,843
   American Software, Inc. Class A                                            278,650           1,657,967
 * American Technical Ceramics Corp.                                           83,100             831,831
   Americana Bancorp                                                           26,030             407,369
 * AmeriServe Financial, Inc.                                                 404,084           2,101,237
   Ameron International Corp.                                                 254,621           9,670,506
 # AmerUs Group Co.                                                           486,485          21,196,151
 * Amistar Corp.                                                               42,300             143,820
   Ampco-Pittsburgh Corp.                                                     200,200           2,696,694
   Amrep Corp.                                                                 96,692           1,720,151
 * Amtech Systems, Inc.                                                         6,000              25,500
*# Anadigics, Inc.                                                            922,617           3,109,219
 * Analex Corp.                                                                 1,800               7,290
   Analogic Corp.                                                              95,938           4,347,910
 * Analysts International Corp.                                               521,316           1,746,409
*# Analytical Surveys, Inc.                                                       830               2,166
 * Anaren, Inc.                                                               480,476           6,454,715
   Andersons, Inc.                                                             96,900           2,217,072
 * Angeion Corp.                                                                  315                 813
   Angelica Corp.                                                             206,900           5,244,915
 * Angelo & Maxie's, Inc.                                                      25,350              18,886
 * AnswerThink, Inc.                                                          141,400             637,714
 * APA Enterprises, Inc.                                                      157,400             339,984
 * Applica, Inc.                                                              813,100           4,106,155
 * Applied Extrusion Technologies, Inc.                                       306,500              52,105
 * Applied Films Corp.                                                         29,892             662,407
   Applied Industrial Technologies, Inc.                                      645,600          26,889,240
 * Applied Innovation, Inc.                                                    51,000             182,580
 * Applied Micro Circuits Corp.                                             1,007,300           3,706,864
 * Apropos Technology, Inc.                                                   389,416           1,164,354
 * Aradigm Corp.                                                                3,400               5,168
 * Arch Capital Group, Ltd.                                                    34,800           1,355,460
   Arch Chemicals, Inc.                                                       375,887          10,975,900
 * Arena Pharmaceuticals, Inc.                                                802,721           4,495,318
 * Argonaut Group, Inc.                                                       785,721          15,620,133
 * Argonaut Technologies, Inc.                                                  8,000               7,440
 * Ariba, Inc.                                                                116,683           1,925,269
 * Arlington Hospitality, Inc.                                                 70,000             203,000

                                                                               SHARES              VALUE+
                                                                               ------              ------
*# Armstrong Holdings, Inc.                                                   387,200   $       1,006,720
 * Arqule, Inc.                                                               699,045           3,872,709
 * Arris Group, Inc.                                                        1,760,935          10,019,720
 * Art Technology Group, Inc.                                                 207,812             230,671
 * Artesyn Technologies, Inc.                                                 119,730           1,139,830
   ASB Financial Corp.                                                         13,100             291,475
 * Ascential Software Corp.                                                   347,588           4,751,528
 * Ashworth, Inc.                                                             434,297           3,930,388
 * Aspen Technology, Inc.                                                     346,300           1,998,151
*# Astea International, Inc.                                                   13,200              94,644
 * Astec Industries, Inc.                                                     181,210           3,015,334
   Astro-Med, Inc.                                                             30,440             274,904
 * Astronics Corp.                                                             19,687              97,451
 * Astronics Corp. Class B                                                      7,756              38,586
*# AstroPower, Inc.                                                            28,600                 272
*# ATA Holdings Corp.                                                         184,300             202,730
 * Atari, Inc.                                                                 11,280              25,606
 * Atlantic American Corp.                                                     42,900             128,700
 * Atlantis Plastics, Inc.                                                     65,500           1,084,025
   Atrion Corp.                                                                36,150           1,634,703
 * ATS Medical, Inc.                                                           21,900              86,943
 * Audiovox Corp. Class A                                                     652,017           9,747,654
 * Ault, Inc.                                                                  93,400             295,144
 * Avalon Holding Corp. Class A                                                25,112              77,847
 * Avanex Corp.                                                               405,100           1,255,810
 * Avatar Holdings, Inc.                                                       75,500           3,568,885
*# Avici Systems, Inc.                                                        326,203           2,332,351
 * Avigen, Inc.                                                               652,714           2,251,863
 * AVTEAM, Inc. Class A                                                         1,300                   2
 * Aware, Inc.                                                                560,124           2,750,209
 * AXT, Inc.                                                                  465,578             791,483
 * Aztar Corp.                                                                638,000          21,577,160
 * AZZ, Inc.                                                                   81,100           1,236,775
 * Badger Paper Mills, Inc.                                                    10,400              44,096
   Bairnco Corp.                                                              114,700           1,341,990
 * Baker (Michael) Corp.                                                       61,900           1,163,720
   Baldwin & Lyons, Inc. Class B                                               82,425           2,143,050
 * Baldwin Technology Co., Inc. Class A                                       219,700             676,676
 * Ballantyne of Omaha, Inc.                                                   32,200             138,138
 * Bally Total Fitness Holding Corp.                                          983,700           3,275,721
 * Bancinsurance Corp.                                                         76,470             567,407
   Bandag, Inc. Class A                                                       112,600           5,132,308
   Banner Corp.                                                               336,312          11,105,022
 * Barrett Business Services, Inc.                                             76,000           1,140,760
 * Barry (R.G.) Corp.                                                         153,864             538,524
   Bassett Furniture Industries, Inc.                                         378,155           7,453,435
   Bay View Capital Corp.                                                     168,614           2,900,161
 # Beazer Homes USA, Inc.                                                      66,700           8,270,800
 # Belden CDT, Inc.                                                         1,132,148          26,254,512
 * Bell Industries, Inc.                                                      161,863             471,021
 * Bell Microproducts, Inc.                                                   889,697           7,606,909
 * Beverly Enterprises, Inc.                                                1,430,200          12,399,834
   Beverly Hills Bancorp, Inc.                                                  2,531              25,082
 * BF Enterprises, Inc.                                                         2,300              17,227
 * Big 4 Ranch, Inc.                                                           73,300                   0
*# Big Lots, Inc.                                                              33,200             385,120
 * Bioanalytical Systems, Inc.                                                 17,100              89,775
 * Biosource International, Inc.                                              118,800             781,704
   Black Box Corp.                                                            115,427           4,926,424
   Black Hills Corp.                                                                3                  92
   Blair Corp.                                                                262,290           9,180,150
 # Blockbuster, Inc. Class A                                                  255,400   $       2,165,792
 * Blonder Tongue Laboratories, Inc.                                           22,600             107,350
 * Blue Martini Software, Inc.                                                186,891             519,370
 * Bluegreen Corp.                                                            887,098          14,104,858
 * BNS Co. Class A                                                             46,855             311,586
   Bob Evans Farms, Inc.                                                      241,609           6,100,627
 * Boca Resorts, Inc.                                                       1,159,264          27,752,780
 * Bogen Communications International, Inc.                                    44,700             220,147
 * Bolt Technology Corp.                                                       13,700              71,788
 * Bombay Co., Inc.                                                         1,191,540           8,245,457
   Bon-Ton Stores, Inc.                                                       427,116           5,979,624
*# Bookham, Inc.                                                              149,621             801,969
   Books-A-Million, Inc.                                                      313,700           2,892,314
 * Boston Communications Group, Inc.                                           33,500             298,150
   BostonFed Bancorp, Inc.                                                     50,960           2,236,634
   Bowl America, Inc. Class A                                                  44,122             622,120
   Bowne & Co., Inc.                                                        1,154,813          17,784,120
 * Boyds Collection, Ltd.                                                     483,600           1,697,436
 * BrightStar Information Technology Group, Inc.                               83,400               1,668
 * Brillian Corp.                                                             122,950             378,686
   Brown Shoe Company, Inc.                                                    57,500           1,639,900
 * Bruker BioSciences Corp.                                                   137,950             635,949
 * Brush Engineered Materials, Inc.                                            24,809             483,775
 * BSQUARE Corp.                                                                1,100               1,254
 * BTU International, Inc.                                                     91,200             271,776
 * Buca, Inc.                                                                 606,708           3,640,248
 * Buckeye Technologies, Inc.                                               1,157,298          14,338,922
   Building Materials Holding Corp.                                           442,067          16,113,342
 * Bull Run Corp.                                                               8,560               3,167
   Burlington Coat Factory Warehouse Corp.                                  1,364,501          31,806,518
 * Bush Industries, Inc. Class A                                                1,800                 153
 * Butler International, Inc.                                                  81,200             371,896
   C&D Technologies, Inc.                                                      68,100           1,180,173
 * C-COR, Inc.                                                                 10,700              95,765
 * CalAmp Corp.                                                                 4,500              43,065
   Calgon Carbon Corp.                                                      1,132,000          10,584,200
 * California Coastal Communities, Inc.                                        71,400           1,591,506
   California First National Bancorp                                           77,600           1,028,122
 * Caliper Life Sciences, Inc.                                                863,975           6,039,185
   Callaway Golf Co.                                                          181,500           2,134,440
 * Callon Petroleum Co.                                                       552,700           7,743,327
 # Cal-Maine Foods, Inc.                                                        2,700              35,716
   Cambrex Corp.                                                              135,800           3,367,840
   Camco Financial Corp.                                                       19,083             290,634
 * Cannon Express, Inc.                                                           900                   1
 * Canterbury Consulting Group, Inc.                                              842                 363
 * Capital Pacific Holdings, Inc.                                             201,300             800,167
 * Capital Senior Living Corp.                                                751,499           3,900,280
 * Caprius, Inc.                                                                1,439                 216
 * Capstone Turbine Corp.                                                      62,150             116,220
 * Captaris, Inc.                                                             860,488           4,224,996
 * Caraustar Industries, Inc.                                                 824,851          13,271,853
 * Cardiac Sciences, Inc.                                                     115,544             244,953
*# Cardiotech International, Inc.                                              41,791             117,433
 * CareCentric, Inc.                                                           29,400              27,930
 * Career Blazers, Inc. Trust Units                                             9,540                   0
   Carpenter Technology Corp.                                                 717,262          41,923,964
 * Carriage Services, Inc.                                                    469,400           2,361,082

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * Carrington Laboratories, Inc.                                              121,900   $         561,959
   Cascade Corp.                                                               65,150           2,090,663
   Casey's General Stores, Inc.                                               292,952           5,674,480
 * Castle (A.M.) & Co.                                                        217,730           2,769,526
   Castle Energy Corp.                                                        185,100           2,332,260
 * Casual Male Retail Group, Inc.                                             304,665           1,316,153
 * Catalina Lighting, Inc.                                                     22,040             198,360
 * Catalytica Energy Systems, Inc.                                            231,300             485,730
 * Cavalier Homes, Inc.                                                       368,581           2,038,253
   CDI Corp.                                                                    5,100              98,532
 * Celadon Group, Inc.                                                         65,390           1,399,346
 * Celebrity, Inc. Escrow Shares                                               26,325                   0
   Celeritek, Inc.                                                            395,988           1,429,517
 * Cell Genesys, Inc.                                                           3,800              27,892
 * CellStar Corp.                                                             565,254           2,063,177
 * Centillium Communications, Inc.                                             20,979              52,867
 * Central Garden & Pet Co.                                                   580,109          22,450,218
   Central Parking Corp.                                                    1,067,311          16,201,781
 * Century Business Services, Inc.                                          1,603,542           6,895,231
 * Cenveo, Inc.                                                               598,600           1,909,534
 * Ceres Group, Inc.                                                          518,427           2,592,135
   CFS Bancorp, Inc.                                                          333,167           4,591,041
   Champion Industries, Inc.                                                  104,200             390,750
 * Championship Auto Racing Teams, Inc.                                        70,000               9,870
 * Champps Entertainment, Inc.                                                348,546           2,767,455
 * Channell Commercial Corp.                                                   17,600             132,000
 * Charming Shoppes, Inc.                                                   3,370,430          31,513,520
*# Chart Industries, Inc.                                                           3                 141
*# Charter Communications, Inc.                                               116,600             251,856
   Chesapeake Corp.                                                           636,206          17,171,200
   Chicago Rivet & Machine Co.                                                 10,800             290,736
 * Chiquita Brands International, Inc.                                         99,900           1,976,022
 * Chromcraft Revington, Inc.                                                   5,900              73,809
 * Chronimed, Inc.                                                            368,961           2,431,453
*# Chyron Corp.                                                                10,800               5,940
 * Ciber, Inc.                                                              1,820,700          16,987,131
 * CIENA Corp.                                                              1,006,000           2,565,300
 * Cincinnati Bell, Inc.                                                      123,800             445,680
 * Ciprico, Inc.                                                               70,900             294,235
   CIRCOR International, Inc.                                                 475,515           9,914,488
 * Cirrus Logic, Inc.                                                         322,391           1,911,779
   Citizens South Banking Corp.                                                 2,500              32,750
*# Citizens, Inc.                                                              99,306             640,528
 * Clark, Inc.                                                                606,028          10,090,366
 * Clarus Corp.                                                               391,100           3,392,792
 * CMS Energy Corp.                                                           743,769           7,586,444
 * CNA Surety Corp.                                                           367,195           4,795,567
   Coachmen Industries, Inc.                                                  518,700           8,335,509
 * Coast Dental Services, Inc.                                                 48,533             169,865
   Coast Distribution System                                                   97,600             663,680
 * Coastcast Corp.                                                            101,900             233,351
 * Cobra Electronics Corp.                                                     84,100             681,210
*# Coeur d'Alene Mines Corp.                                                  213,200             978,588
 * Cogent Communications Group, Inc.                                            5,154               4,072
 * Cognitronics Corp.                                                           7,700              24,486
 * Coherent, Inc.                                                             982,579          28,386,707
 * Collins & Aikman Corp.                                                   1,721,694           6,112,014
   Collins Industries, Inc.                                                    30,500             179,340
 * Columbus McKinnon Corp.                                                    163,365           1,292,217
 * Comarco, Inc.                                                              110,200             892,620
 * Comdial Corp.                                                               10,007   $          11,508
 * Comforce Corp.                                                              58,000             134,560
 * Comfort Systems USA, Inc.                                                1,245,500           8,967,600
   Commerce Group, Inc.                                                         5,200             308,828
*# Commerce One, Inc.                                                          96,400              15,665
   Commercial Federal Corp.                                                 1,026,998          29,916,452
   Commercial Metals Co.                                                      848,366          38,464,914
 * Commonwealth Industries, Inc.                                              229,662           3,006,276
   Communications Systems, Inc.                                                17,300             202,064
   Community Bank System, Inc.                                                 99,700           2,761,690
   Community West Bancshares                                                   11,000             116,050
 * Compex Technologies, Inc.                                                  159,580             781,942
 * CompuCredit Corp.                                                          914,672          21,924,688
 * Compudyne Corp.                                                              8,138              57,788
 * Computer Horizons Corp.                                                    545,091           2,071,346
 * Computer Network Technology Corp.                                          721,584           4,113,029
 * Computer Task Group, Inc.                                                  158,300             576,212
 * CompX International, Inc.                                                   37,300             598,665
 * Concord Camera Corp.                                                       794,700           2,098,008
 * Conexant Systems, Inc.                                                     383,556             763,276
 * Congoleum Corp. Class A                                                     97,400             553,232
 * Conmed Corp.                                                               455,261          13,188,911
*# Consolidated Freightways Corp.                                              24,700                  40
 * Consolidated Graphics, Inc.                                                262,594          12,420,696
 * Consumer Portfolio Services, Inc.                                           26,000             112,840
*# Continental Airlines, Inc.                                               2,193,500          24,435,590
 * Continental Materials Corp.                                                  4,600             122,360
 * Convera Corp.                                                               35,985             167,690
*# Cooker Restaurant Corp.                                                    109,768                 384
   Cooper Tire & Rubber Co.                                                   840,900          17,171,178
   Cooperative Bankshares, Inc.                                                19,000             524,400
 * Copper Mountain Networks, Inc.                                               1,100               3,453
 * Corautus Genetics, Inc.                                                        642               3,499
 * Core Molding Technologies, Inc.                                                500               1,335
*# Corixa Corp.                                                               126,900             475,875
   Corn Products International, Inc.                                          532,800          28,994,976
 * Cornell Companies, Inc.                                                    437,448           6,408,613
 * Correctional Services Corp.                                                247,312             687,527
 * Corrpro Companies, Inc.                                                     88,475             101,746
 * Cosine Communications, Inc.                                                295,653             907,655
 * Cost-U-Less, Inc.                                                           35,000             206,850
   Cotton States Life Insurance Co.                                             8,300             166,830
 * Covenant Transport, Inc. Class A                                           394,581           7,583,847
   CPAC, Inc.                                                                  82,200             424,974
 * Credence Systems Corp.                                                     897,936           6,860,231
 * Credit Acceptance Corp.                                                    570,560          14,121,360
 * Criticare Systems, Inc.                                                     91,000             242,060
 * Cross (A.T.) Co. Class A                                                   234,300           1,115,268
 * Cross Country Healthcare, Inc.                                             416,421           7,391,473
 * Crossroads Systems, Inc.                                                    22,000              29,700
 * Crown Andersen, Inc.                                                        22,900              32,060
 * Crown Financial Group, Inc.                                                 44,700              14,751
 * Crown Media Holdings, Inc.                                                 182,629           1,618,093
*# CryoLife, Inc.                                                              93,400             665,008
 * CSP, Inc.                                                                   40,800             359,040
   CSS Industries, Inc.                                                       252,150           8,101,579
   CT Communications, Inc.                                                    260,187           3,442,274
   CTS Corp.                                                                1,068,400          14,273,824
 * Culp, Inc.                                                                 364,718           2,195,602
 * Cumulus Media, Inc. Class A                                                706,152          10,790,003
 * CuraGen Corp.                                                            1,282,036           7,730,677

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * Curative Health Services, Inc.                                               4,400   $          25,124
 * Curis, Inc.                                                                     20                  81
   Curtiss-Wright Corp.                                                       151,900           9,053,240
   Cutter & Buck, Inc.                                                        310,737           4,623,767
 * Cybersource Corp.                                                          152,337           1,075,499
 * Cybex International, Inc.                                                  114,200             496,770
*# CytRx Corp.                                                                  2,800               3,388
   D&E Communications, Inc.                                                   140,087           1,835,140
   D&K Healthcare Resources, Inc.                                             449,849           3,265,904
 * Daisytek International Corp.                                                    37                   0
*# Dan River, Inc. Class A                                                    366,100              16,108
 * Danielson Holding Corp.                                                    128,450           1,049,436
 * Data I/O Corp.                                                              86,400             287,712
 * Data Systems & Software, Inc.                                               91,400             100,540
 * Datalink Corp.                                                             184,900             351,125
 * Dataram Corp.                                                               28,010             167,220
 * Dave & Busters, Inc.                                                       182,140           3,406,018
 * Dawson Geophysical Co.                                                      72,400           1,690,540
   Deb Shops, Inc.                                                             31,049             765,358
   Decorator Industries, Inc.                                                  22,132             174,400
 * Del Global Technologies Corp.                                               69,917             178,988
 * Delphax Technologies, Inc.                                                  70,700             289,092
   Delphi Financial Group, Inc. Class A                                       842,263          39,131,539
   Delta Apparel, Inc.                                                        104,000           2,376,400
   Delta Financial Corp.                                                        4,900              49,490
   Delta Natural Gas Co., Inc.                                                 27,300             702,975
 * Delta Woodside Industries, Inc.                                            130,000              85,800
 * Denali, Inc.                                                                69,500               6,950
 * Detrex Corp.                                                                12,800              23,680
 * Devcon International Corp.                                                  52,300             810,650
 * Diedrich Coffee, Inc.                                                           13                  58
 * Digimarc Corp.                                                             111,584           1,027,689
*# Digital Angel Corp.                                                        354,350           2,264,296
 * Digitas, Inc.                                                               13,555             111,287
   DIMON, Inc.                                                              1,501,167           9,772,597
 * Discovery Partners International, Inc.                                     526,095           2,420,037
 * Distributed Energy Systems Corp.                                           905,845           2,427,665
 * Diversified Corporate Resources, Inc.                                        1,600               1,382
 * Dixie Group, Inc.                                                          363,899           5,833,301
 * Dixon Ticonderoga Co.                                                       30,150             184,216
 * Dollar Thrifty Automotive Group, Inc.                                      830,800          22,340,212
 * Dominion Homes, Inc.                                                        72,100           1,489,586
   Donegal Group, Inc. Class A                                                 62,496           1,343,664
   Donegal Group, Inc. Class B                                                 35,448             700,098
 * DoubleClick, Inc.                                                          133,430           1,000,725
   Dover Motorsports, Inc.                                                    358,700           1,743,282
   Downey Financial Corp.                                                         100               5,774
 * drugstore.com, Inc.                                                        211,400             687,050
 * DT Industries, Inc.                                                        214,200                 535
 * Duckwall-ALCO Stores, Inc.                                                 103,200           1,728,600
 * Ducommun, Inc.                                                             123,079           3,120,053
 * DuPont Photomasks, Inc.                                                    566,658          14,948,438
 * Dura Automotive Systems, Inc.                                              588,084           5,351,564
*# DVI, Inc.                                                                  217,600                 348
 * Dyax Corp.                                                                 216,796           1,719,192
*# Dynegy, Inc.                                                               119,900             677,435
 * E Com Ventures, Inc.                                                         6,250              74,312
 * E.piphany, Inc.                                                          1,224,137           5,533,099
   Eastern Co.                                                                 29,400             556,836
 * EasyLink Services Corp.                                                        640                 902
 * Echelon Corp.                                                               12,500   $          94,500
   Ecology & Environment, Inc. Class A                                         28,100             247,280
 * Edelbrock Corp.                                                             93,940           1,559,404
 * Eden Bioscience Corp.                                                       58,150              41,286
 * Edgewater Technology, Inc.                                                 248,188           1,037,426
   EFC Bancorp, Inc.                                                            5,300             135,945
   Electro Rent Corp.                                                         380,559           5,396,327
 * Electroglas, Inc.                                                          485,533           1,582,838
 * Electronics for Imaging, Inc.                                               53,246             890,806
 * eLoyalty Corp.                                                              51,900             261,057
 * ELXSI Corp.                                                                 27,900              90,675
 * EMAK Worldwide, Inc.                                                         1,100              10,847
   EMC Insurance Group, Inc.                                                  150,700           3,271,697
 * EMCOR Group, Inc.                                                           61,100           2,824,042
 * EMCORE Corp.                                                               102,131             271,668
 * Emisphere Technologies, Inc.                                               145,827             447,251
 * Emmis Communications Corp. Class A                                          29,730             549,708
   Empire District Electric Co.                                                12,400             281,604
 * EMS Technologies, Inc.                                                     272,650           4,277,878
 * En Pointe Technologies, Inc.                                                39,500             112,575
 * Encore Medical Corp.                                                        96,200             605,579
 * Endologix, Inc.                                                            110,800             715,768
 * Enesco Group, Inc.                                                         463,300           3,419,154
 * EnPro Industries, Inc.                                                      77,100           2,215,854
 * Entravision Communications Corp.                                         1,938,498          15,895,684
 * Entrust, Inc.                                                              103,343             385,469
 * Environmental Elements Corp.                                                   800                  80
 * Environmental Technologies Corp.                                            35,800                 143
 * ePlus, Inc.                                                                172,151           2,174,267
 * ePresence, Inc. Escrow Shares                                              312,600              40,638
   Espey Manufacturing & Electronics Corp.                                      3,800              98,990
 * ESS Technology, Inc.                                                        22,700             160,035
 * Esterline Technologies Corp.                                               660,193          23,502,871
 * Evans & Sutherland Computer Corp.                                          181,900           1,202,359
*# Evergreen Solar, Inc.                                                      131,700             446,331
 * Exabyte Corp.                                                               12,100               3,751
 * Exar Corp.                                                               1,237,160          17,295,497
 * Exelixis, Inc.                                                              96,974             869,857
 * Extended Systems, Inc.                                                      11,800              30,090
 * EZCORP, Inc. Class A Non-Voting                                            237,900           2,543,151
 * Fab Industries, Inc.                                                        82,381             327,876
 * Factory 2-U Stores, Inc.                                                    12,300                 135
 * Fairchild Corp. Class A                                                    680,929           2,042,787
 * Falcon Products, Inc.                                                      161,900             141,258
*# FalconStor Software, Inc.                                                   47,700             373,491
 * Famous Dave's of America, Inc.                                             118,684           1,319,766
   FBL Financial Group, Inc. Class A                                          665,575          18,915,641
 * Featherlite, Inc.                                                           26,500             106,265
   Fedders Corp.                                                               50,600             151,800
   Federal Screw Works                                                          3,125             107,531
*# Federal-Mogul Corp.                                                        823,500             304,695
 * Fibermark, Inc.                                                                950                  15
 * Fidelity Federal Bancorp                                                    20,000              35,200
   Fidelity Southern Corp.                                                     86,900           1,575,497
 * Finishmaster, Inc.                                                         120,000           1,552,800
 * Finlay Enterprises, Inc.                                                   220,200           4,276,284
 * Firebrand Financial Group, Inc.                                             86,400               3,456
 * First Aviation Services, Inc.                                                9,000              36,090
   First Citizens BancShares, Inc.                                             10,300           1,401,469

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * First Consulting Group, Inc.                                                 8,444   $          46,189
   First Defiance Financial Corp.                                             128,500           3,515,760
   First Federal Bancshares of Arkansas, Inc.                                 112,100           2,440,417
 * First Horizon Pharmaceutical Corp.                                         363,431           7,108,710
   First Indiana Corp.                                                        293,523           6,800,928
 * First Investors Financial Services Group, Inc.                             120,900             541,632
   First Keystone Financial, Inc.                                              37,300             844,845
   First Merchants Corp.                                                          400              10,780
   First Midwest Financial, Inc.                                               32,400             813,564
   First Niagara Financial Group, Inc.                                         42,406             612,343
   First Place Financial Corp.                                                356,465           8,020,462
   First Republic Bank                                                         61,978           3,185,049
 * Fischer Imaging Corp.                                                       39,500             144,175
 * Five Star Quality Care, Inc.                                                19,600             132,888
 * Flanders Corp.                                                             305,400           3,047,892
   Flexsteel Industries, Inc.                                                  90,400           1,582,904
   Florida Public Utilities Co.                                                 1,800              33,192
 * Flow International Corp.                                                    34,100              94,457
   Flowers Foods, Inc.                                                         68,462           2,090,145
 * Flowserve Corp.                                                          1,807,840          45,593,725
   FNB Financial Services Corp.                                                17,375             364,875
 * Foodarama Supermarkets, Inc.                                                12,900             522,450
*# Footstar, Inc.                                                             509,400           1,935,720
 * Forest Oil Corp.                                                           381,625          12,986,699
 * Forgent Networks, Inc.                                                     367,800             625,260
 * Foster (L.B.) Co. Class A                                                  162,400           1,429,120
 * Foster Wheeler, Ltd.                                                        46,355             659,632
 * FPIC Insurance Group, Inc.                                                 309,696          10,229,259
   Frankfort First Bancorp, Inc.                                               24,650             600,720
 * Franklin Covey Co.                                                         341,800             680,182
 * Franklin Electronic Publishers, Inc.                                       112,300             494,120
   Frequency Electronics, Inc.                                                 97,600           1,459,120
 * Fresh Brands, Inc.                                                           2,900              22,040
 * Fresh Choice, Inc.                                                          65,100              27,993
   Friedman Industries, Inc.                                                  108,395             886,671
 * Friedmans, Inc. Class A                                                    592,200             997,857
 * Frontier Airlines, Inc.                                                    994,331          11,663,503
 * Frozen Food Express Industries, Inc.                                       472,909           5,580,326
 * FSI International, Inc.                                                    622,219           2,799,985
*# FuelCell Energy, Inc.                                                      216,071           2,171,514
   Fuller (H.B.) Co.                                                           36,000           1,030,320
   Furniture Brands International, Inc.                                       197,300           4,792,417
 * G-III Apparel Group, Ltd.                                                   98,600             606,390
*# Gadzooks, Inc.                                                             238,170             385,835
 * Gaiam, Inc.                                                                 19,084             100,191
   GameTech International, Inc.                                                79,900             306,097
*# Gaming Partners International Corp.                                         31,800             729,810
 * Gateway, Inc.                                                            1,118,300           7,615,623
 # GATX Corp.                                                               1,577,900          46,453,376
 * Gaylord Entertainment Co.                                                1,261,985          44,472,351
 * Gehl Co.                                                                   170,012           3,738,564
*# Genaissance Pharmaceuticals, Inc.                                          109,600             168,784
   Gencorp, Inc.                                                            1,190,640          20,014,658
 * Gene Logic, Inc.                                                           995,636           3,355,293
 * General DataComm Industries, Inc.                                               90                  54
 * Genesee & Wyoming, Inc.                                                    218,636           6,027,795
 * Genesis HealthCare Corp.                                                    22,188             715,563
 * Genesis Microchip, Inc.                                                    228,756           3,731,010
 * Gerber Scientific, Inc.                                                    647,700           5,084,445
 * Giant Group, Ltd.                                                           50,600   $          78,430
 * Giant Industries, Inc.                                                     403,100          11,286,800
   Gibraltar Industries, Inc.                                                 298,200           7,183,638
 * Giga-Tronics, Inc.                                                          28,800              66,240
   Glatfelter (P.H.) Co.                                                    1,433,000          20,534,890
 * Glenayre Technologies, Inc.                                                996,900           1,824,327
 * Globecomm Systems, Inc.                                                    162,400           1,019,872
 * Glowpoint, Inc.                                                            160,300             193,963
*# GoAmerica, Inc.                                                                559               6,837
   Golden Enterprises, Inc.                                                    17,200              48,160
*# Goodyear Tire & Rubber Co.                                                 527,900           6,662,098
   Goody's Family Clothing, Inc.                                              567,900           5,531,346
   Gorman-Rupp Co.                                                              3,900              89,310
 * Gottschalks, Inc.                                                          223,900           2,015,100
*# GP Strategies Corp.                                                        235,265           1,670,381
   Graham Corp.                                                                25,950             341,242
   Granite Construction, Inc.                                                  14,900             395,446
 * Graphic Packaging Corp.                                                    431,500           3,521,040
   Gray Television, Inc.                                                    1,388,950          20,834,250
   Gray Television, Inc. Class A                                               40,650             563,815
   Great American Financial Resources, Inc.                                   221,500           3,867,390
 * Great Atlantic & Pacific Tea Co., Inc.                                   1,259,500           9,521,820
 * Greenbriar Corp.                                                             1,070               3,579
 * Griffin Land & Nurseries, Inc. Class A                                      25,000             660,000
 * Group 1 Automotive, Inc.                                                   758,800          22,392,188
 * GTC Biotherapeutics, Inc.                                                  379,069             579,976
 * GTSI Corp.                                                                 274,055           2,778,918
   Guaranty Federal Bancshares, Inc.                                           15,300             363,987
 * Guilford Pharmaceuticals, Inc.                                             321,413           1,812,769
 * Gulfmark Offshore, Inc.                                                    441,761           9,193,046
 * Ha-Lo Industries, Inc.                                                     223,600                 157
   Haggar Corp.                                                               102,925           2,274,642
 * Hain Celestial Group, Inc.                                                 538,475          10,462,569
 * Halifax Corp.                                                               24,000             134,880
 * Hampshire Group, Ltd.                                                       19,100             595,442
   Hancock Fabrics, Inc.                                                       19,600             195,216
   Handleman Co.                                                              379,276           8,040,651
 * Hanger Orthopedic Group, Inc.                                              730,600           5,698,680
 * Hanover Compressor Co.                                                   2,753,615          40,202,779
   Hardinge, Inc.                                                             148,600           1,664,320
   Harleysville Group, Inc.                                                   854,465          20,541,339
 * Harolds Stores, Inc.                                                         2,000               2,620
 * Hartmarx Corp.                                                             696,000           5,616,720
 * Harvard Bioscience, Inc.                                                   272,943           1,083,584
 * Hastings Entertainment, Inc.                                               353,500           2,888,095
 * Hastings Manufacturing Co.                                                   1,700               2,907
   Haverty Furniture Co., Inc.                                                188,300           3,794,245
 * Hawaiian Holdings, Inc.                                                    498,455           3,120,328
 * Hawk Corp.                                                                 184,600           1,559,870
 * HealthTronics Surgical Services, Inc.                                      561,463           4,194,129
   Hector Communications Corp.                                                 10,600             224,720
*# HEI, Inc.                                                                    1,400               3,416
   Heico Corp.                                                                307,000           6,569,800
   Heico Corp. Class A                                                         23,951             393,036
   Helmerich & Payne, Inc.                                                    496,500          16,200,795
 * Herley Industries, Inc.                                                    189,689           3,905,707
 * Hexcel Corp.                                                               599,250           9,138,562
   HF Financial Corp.                                                          54,615           1,011,743
   HMN Financial, Inc.                                                         74,300           2,374,628
 * HMS Holdings Corp.                                                         345,007           2,421,949

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * Hoenig Group Escrow Shares                                                 104,700   $          24,081
   Holly Corp.                                                                326,200           9,189,054
 * Hollywood Media Corp.                                                      283,500           1,272,915
 * Home Products International, Inc.                                          125,550             279,976
 * HomeStore, Inc.                                                             49,000             127,400
   Hooper Holmes, Inc.                                                        580,200           3,046,050
   Horace Mann Educators Corp.                                              1,256,845          23,880,055
 * Horizon Health Corp.                                                       109,600           2,629,304
*# Horizon Offshore, Inc.                                                     668,252             233,888
 * Houston Exploration Co.                                                    686,942          41,147,826
   Hudson River Bancorp, Inc.                                                      72               1,458
*# Hudson Technologies, Inc.                                                   54,900              43,920
 * Huffy Corp.                                                                378,995              76,746
   Hughes Supply, Inc.                                                        601,816          19,787,710
 * Human Genome Sciences, Inc.                                                 19,845             218,295
 * Hurco Companies, Inc.                                                        8,100             129,681
 * Hutchinson Technology, Inc.                                                    900              29,493
 * Hypercom Corp.                                                           1,422,800           8,650,624
 * I-many, Inc.                                                               397,000             535,950
 * Ibis Technology Corp.                                                        3,400               8,636
 * ICO, Inc.                                                                  264,200             800,526
 * Identix, Inc.                                                              139,148           1,103,444
 * IDT Corp.                                                                  695,022          10,195,973
 * IDT Corp. Class B                                                          141,500           2,174,855
 * iGATE Capital Corp.                                                        568,708           2,274,832
   IKON Office Solutions, Inc.                                              1,582,500          17,850,600
 * Illumina, Inc.                                                             275,000           2,090,000
 * Image Entertainment, Inc.                                                   25,200             152,964
   Imation Corp.                                                              152,400           4,908,804
 * IMCO Recycling, Inc.                                                       466,400           7,537,024
 * ImmunoGen, Inc.                                                            308,546           2,412,830
 * IMPCO Technologies, Inc.                                                   227,000           1,507,280
*# Imperial Sugar Co.                                                         282,800                   0
 * Imperial Sugar Co.                                                         162,984           3,192,857
 * Impreso, Inc.                                                                6,500              16,633
 * Incyte Corp.                                                               822,221           8,444,210
   Independence Holding Co.                                                   104,148           1,884,037
 * Industrial Distribution Group, Inc.                                        289,550           2,383,286
 * INEI Corp.                                                                   2,700               1,431
   Infinity Property & Casualty Corp.                                          10,700             395,900
 * InFocus Corp.                                                            1,251,888           8,387,650
 * Infonet Services Corp.                                                     135,200             269,048
 * Inforte Corp.                                                              357,674           2,417,876
 * Infosonics Corp.                                                            37,100             123,914
   Ingles Market, Inc. Class A                                                368,822           4,717,233
 * Innotrac Corp.                                                             126,700           1,070,615
 * Innovative Clinical Solutions, Ltd.                                          8,426                  46
 * Innovex, Inc.                                                              175,311             874,802
*# Input/Output, Inc.                                                         481,100           4,219,247
 * Insight Communications Co., Inc.                                         1,361,516          11,532,041
 * Insight Enterprises, Inc.                                                  414,600           8,387,358
 * Insituform Technologies, Inc. Class A                                        1,308              30,529
*# Insmed, Inc.                                                                38,125              59,856
 * Instinet Group, Inc.                                                       455,900           2,730,841
 * Insurance Auto Auctions, Inc.                                              377,508           8,376,903
 * InsWeb Corp.                                                                23,166              57,220
 * IntegraMed America, Inc.                                                    56,400             395,364
 * Integrated Electrical Services, Inc.                                     1,048,500           3,166,470
 * Integrated Information Systems, Inc.                                         4,620                 601
 * Integrated Silicon Solution, Inc.                                           43,018             329,518
 * Intelligent Systems Corp.                                                   52,375             120,462
 * Intelligroup, Inc.                                                          70,900   $          96,424
 * Interface, Inc. Class A                                                  1,251,722          12,392,048
 * Interland, Inc.                                                            457,395           1,436,220
   Intermet Corp.                                                             684,606              88,999
   International Aluminum Corp.                                                55,800           1,835,820
 * International Shipholding Corp.                                             80,650           1,208,943
 * Internet Commerce Corp.                                                     50,000              67,500
   Interpool, Inc.                                                            591,600          12,630,660
 * Interstate Hotels & Resorts, Inc.                                          194,340             923,115
 * Interwoven, Inc.                                                            36,323             352,333
*# Intrusion, Inc.                                                             23,600              34,008
   Investors Title Co.                                                         18,200             638,001
 * Iomega Corp.                                                             1,546,300           7,035,665
*# Ionics, Inc.                                                               756,700          32,697,007
*# IPIX Corp.                                                                   7,500              48,750
 * Iridex Corp.                                                                89,000             362,230
 * ITLA Capital Corp.                                                         147,000           8,030,610
 * iVillage, Inc.                                                                 100                 474
 * IXYS Corp.                                                                  99,382             923,259
 * J Net Enterprises, Inc.                                                    108,700             288,055
 * J. Alexander's Corp.                                                       107,200             755,760
 * Jaclyn, Inc.                                                                26,900             178,885
 * Jaco Electronics, Inc.                                                     105,869             458,413
 * Jacuzzi Brands, Inc.                                                       929,800           8,684,332
 * Jakks Pacific, Inc.                                                        809,899          15,080,319
 * JDA Software Group, Inc.                                                   681,887           8,946,357
 * Jo-Ann Stores, Inc.                                                        148,800           4,094,976
 * Johnson Outdoors, Inc.                                                     121,800           2,464,014
 * JPS Industries, Inc.                                                        43,200             161,784
 * K-Tron International, Inc.                                                   6,300             158,130
 * K2, Inc.                                                                 1,564,110          26,402,177
 * Kadant, Inc.                                                               444,160           8,994,240
 * Kaiser Aluminum Corp.                                                          665                  27
   Kaman Corp. Class A                                                        702,631           8,431,572
*# Kansas City Southern                                                     2,093,600          35,612,136
 * Katy Industries, Inc.                                                      133,000             718,200
 * KBK Capital Corp.                                                            6,675               5,006
*# Keane, Inc.                                                                 65,400           1,013,700
 * Keith Companies, Inc.                                                       34,290             584,644
   Kellwood Co.                                                               920,617          32,046,678
   Kelly Services, Inc. Class A                                                72,795           2,212,968
 * Kemet Corp.                                                              2,804,984          24,852,158
 * Kendle International, Inc.                                                 389,543           3,229,311
 * Kennedy-Wilson, Inc.                                                        43,900             314,982
   Kewaunee Scientific Corp.                                                   31,100             282,699
 * Key Technology, Inc.                                                        19,200             182,976
 * Key Tronic Corp.                                                           151,900             481,523
 * Keynote Systems, Inc.                                                      288,000           3,666,240
 * Keystone Consolidated Industries, Inc.                                      18,342               1,101
   Kimball International, Inc. Class B                                        651,332           9,704,847
 * Kindred Healthcare, Inc.                                                 1,090,681          29,775,591
*# KIT Manufacturing Co.                                                        1,400                   1
   Knape & Vogt Manufacturing Co.                                              37,434             464,930
 * Knight Trading Group, Inc.                                                 571,783           6,524,044
 * Koala Corp.                                                                 41,100               3,905
   La-Z-Boy, Inc.                                                             103,100           1,582,585
 * LaBranche & Co., Inc.                                                    1,270,440          10,176,224
 * LaCrosse Footwear, Inc.                                                     29,400             289,590
 * Ladish Co., Inc.                                                           299,510           3,303,595
 * Lakes Entertainment, Inc.                                                  273,494           3,815,241

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * Lancer Corp.                                                               108,400   $       1,278,036
   LandAmerica Financial Group, Inc.                                          599,112          31,992,581
   Landry's Restaurants, Inc.                                                 924,835          27,328,874
 * Lantronix, Inc.                                                            139,900             137,102
 * Lattice Semiconductor Corp.                                                765,071           4,083,949
   Lawson Products, Inc.                                                       45,014           2,198,934
 * Lazare Kaplan International, Inc.                                          126,800           1,255,320
 * LCC International, Inc. Class A                                            201,056           1,023,375
 * Learning Care Group, Inc.                                                   43,500             132,675
 * Lesco, Inc.                                                                217,900           2,614,800
 * Level 8 Systems, Inc.                                                        5,966                 430
 * Liberate Technologies, Inc.                                                662,100           1,493,036
   Liberty Corp.                                                              407,150          17,751,740
 * Lightbridge, Inc.                                                          361,386           1,694,900
*# LightPath Technologies, Inc.                                                31,300             129,895
 * Lin TV Corp.                                                               137,800           2,483,156
 * Linens 'n Things, Inc.                                                     256,400           6,368,976
 * Lipid Sciences, Inc.                                                        86,802             401,025
   Lithia Motors, Inc. Class A                                                509,075          12,920,324
 * LMI Aerospace, Inc.                                                         29,100             215,049
   LNR Property Corp.                                                         600,693          37,573,347
 * Lodgenet Entertainment Corp.                                                26,000             400,920
 * Lodgian, Inc.                                                                  944              10,016
 * Logic Devices, Inc.                                                         92,700             124,218
 * LogicVision, Inc.                                                          157,400             325,818
   Lone Star Steakhouse & Saloon, Inc.                                        680,376          18,363,348
   Longs Drug Stores Corp.                                                  1,272,500          33,975,750
   Longview Fibre Co.                                                       1,663,940          28,919,277
 * LOUD Technologies, Inc.                                                      1,000               1,950
 # Louisiana-Pacific Corp.                                                    513,200          12,558,004
   LSB Corp.                                                                    3,500              64,610
   LSI Industries, Inc.                                                       366,457           3,642,583
 * LTX Corp.                                                                    1,700              12,138
 * Luby's, Inc.                                                               715,200           5,106,528
   Lufkin Industries, Inc.                                                    104,600           4,211,196
 * Lydall, Inc.                                                               507,300           5,671,614
 * Lynch Corp.                                                                  6,200              86,800
 * M&F Worldwide Corp.                                                        572,976           7,477,337
   M/I Homes, Inc.                                                             45,400           2,052,534
 * Mac-Gray Corp.                                                             287,700           2,200,905
 * Madden (Steven), Ltd.                                                        3,000              56,580
   MAF Bancorp, Inc.                                                           88,083           4,043,010
*# Magic Lantern Group, Inc.                                                   28,600              11,726
 * Magna Entertainment Corp.                                                  158,300             949,800
 * Magnetek, Inc.                                                             804,600           5,318,406
*# Magnum Hunter Resources, Inc.                                            2,664,928          35,710,035
 * Main Street Restaurant Group, Inc.                                         258,064             374,193
   Maine & Maritimes Corp.                                                        400              10,200
 * MAIR Holdings, Inc.                                                        538,551           4,954,669
 * Management Network Group, Inc.                                             191,954             380,069
 * Manchester Technologies, Inc.                                              178,300             873,670
 * Manugistic Group, Inc.                                                     587,363           1,615,248
 * Mapinfo Corp.                                                               14,003             167,336
 * Marisa Christina, Inc.                                                      94,000             116,560
   Maritrans, Inc.                                                            108,500           1,958,425
 * Marlton Technologies, Inc.                                                  96,500              67,550
 # Marsh Supermarkets, Inc. Class A                                            36,900             438,741
   Marsh Supermarkets, Inc. Class B                                            59,400             759,726
 * Marten Transport, Ltd.                                                         200               4,390
   MASSBANK Corp.                                                              63,149           2,342,828
 # Massey Energy Co.                                                          691,887          24,299,071
 * Mastec, Inc.                                                             1,192,600   $      10,005,914
 * Material Sciences Corp.                                                    413,667           6,916,512
 * Matrix Bancorp, Inc.                                                         5,000              60,000
 * Matrix Service Co.                                                          11,200              83,440
 * Maxco, Inc.                                                                 38,500             134,365
   Maxcor Financial Group, Inc.                                               103,500             941,850
*# Maxim Pharmaceuticals, Inc.                                                136,553             397,369
 * Maxtor Corp.                                                                31,100             118,802
 * Maxxam, Inc.                                                               105,500           3,163,945
 * Maxygen, Inc.                                                              120,411           1,214,947
 * Mayor's Jewelers, Inc.                                                     291,200             183,456
 * McDATA Corp.                                                                 5,300              29,945
   MCG Capital Corp.                                                           15,332             260,644
   McRae Industries, Inc. Class A                                              32,700             457,800
*# MCSi, Inc.                                                                  27,200                 137
 * MDI, Inc.                                                                  187,600             165,088
 * Meade Instruments Corp.                                                    561,529           1,780,047
 * Meadow Valley Corp.                                                         44,064             117,431
 * Meadowbrook Insurance Group, Inc.                                          439,000           2,225,730
 * MedCath Corp.                                                              277,864           6,035,206
   Media General, Inc. Class A                                                 49,100           3,054,020
*# Medialink Worldwide, Inc.                                                   63,000             196,497
 * Medical Resources, Inc.                                                      1,619                   0
 * Medical Staffing Network Holdings, Inc.                                      4,900              42,189
 * Medicore, Inc.                                                              58,600             393,206
 * MedQuist, Inc.                                                             471,073           5,711,760
   Merchants Group, Inc.                                                       23,900             579,575
   Mercury Air Group, Inc.                                                     39,650             156,618
 * Meridian Resource Corp.                                                     33,600             229,488
 * Merisel, Inc.                                                                3,600              17,280
 * Merix Corp.                                                                 38,703             421,089
 * Merrimac Industries, Inc.                                                   35,170             323,564
 * Mesa Air Group, Inc.                                                         1,700              11,934
 * Mestek, Inc.                                                                13,500             244,620
 * Meta Group, Inc.                                                             8,700              46,284
 * Metals USA, Inc.                                                            30,859             578,606
 * MetaSolv, Inc.                                                             587,437           1,433,346
 * Metris Companies, Inc.                                                   1,837,600          21,279,408
*# Metro One Telecommunications, Inc.                                         461,619             775,520
   MFB Corp.                                                                   17,700             500,910
 * MFRI, Inc.                                                                  59,900             419,300
   MGP Ingredients, Inc.                                                      117,152           1,094,200
 * Michael Anthony Jewelers, Inc.                                              93,900             192,965
 * Micro Component Technology, Inc.                                            16,400              10,660
 * Micro Linear Corp.                                                         189,700             874,517
 * MicroFinancial, Inc.                                                       125,000             488,750
 * Microtek Medical Holdings, Inc.                                            605,391           2,469,995
 * Microtune, Inc.                                                            147,400             881,452
   Midland Co.                                                                 49,800           1,583,640
*# Midway Games, Inc.                                                          11,900             128,996
 * Midwest Air Group, Inc.                                                    569,902           1,709,706
 * Mikohn Gaming Corp.                                                        167,400           1,364,310
 * Milacron, Inc.                                                           1,148,968           3,435,414
 * MIM Corp.                                                                   13,100              84,757
   Minerals Technologies, Inc.                                                227,800          15,114,530
 * MIPS Technologies, Inc.                                                    340,800           2,982,000
 * Misonix, Inc.                                                              114,490             722,432
 * Mission Resources Corp.                                                    523,010           3,247,892
 * Mitcham Industries, Inc.                                                   143,200           1,074,000
 * MKS Instruments, Inc.                                                      216,621           3,680,391

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * Mobile Mini, Inc.                                                          417,321   $      12,640,653
   Modine Manufacturing Co.                                                   267,546           8,601,604
 * Mod-Pac Corp.                                                                9,843             119,100
 * Mod-Pac Corp. Class B                                                        3,878              46,924
 * Modtech Holdings, Inc.                                                     428,114           3,493,410
 * Mondavi (Robert) Corp. Class A                                             331,025          18,636,708
 * Monterey Pasta Co.                                                         472,200           1,511,040
 * Moore Handley, Inc.                                                          2,000               6,450
 * Mothers Work, Inc.                                                           1,600              20,624
 * Motorcar Parts of America, Inc.                                             71,200             522,252
   Movado Group, Inc.                                                         527,300           9,702,320
   Movie Gallery, Inc.                                                         10,050             175,172
 * MPS Group, Inc.                                                          3,452,600          38,876,276
 * MRV Communications, Inc.                                                   706,900           2,727,927
 * MSC.Software Corp.                                                         949,639           9,031,067
*# MTI Technology Corp.                                                           300                 582
 * MTM Technologies, Inc.                                                       6,200              26,040
   Mueller (Paul) Co.                                                           2,300              68,402
   Mueller Industries, Inc.                                                 1,066,588          32,776,249
   Myers Industries, Inc.                                                     480,533           5,444,439
   NACCO Industries, Inc. Class A                                             116,800          12,788,432
*# Nanogen, Inc.                                                              180,200             809,098
 * Nanometrics, Inc.                                                          384,220           6,251,259
*# Napco Security Systems, Inc.                                               109,440           1,083,456
   Nash Finch Co.                                                             380,824          14,132,379
 * Nashua Corp.                                                               116,000           1,218,000
 * Nassda Corp.                                                                 4,224              18,079
 * NATCO Group, Inc. Class A                                                   30,800             261,184
 * Nathan's Famous, Inc.                                                      107,000             893,450
   National Home Health Care Corp.                                             53,533             615,094
 * National Patent Development Corp.                                          235,265             404,656
   National Presto Industries, Inc.                                           135,950           6,163,973
 * National Research Corp.                                                     73,687           1,178,992
 * National RV Holdings, Inc.                                                 238,050           2,316,227
 * National Technical Systems, Inc.                                           128,684             683,312
 * National Western Life Insurance Co. Class A                                 24,300           3,941,217
 * Natrol, Inc.                                                               122,500             414,050
 * Natural Alternatives International, Inc.                                    81,500             766,100
 * Nature Vision, Inc.                                                          2,100              13,629
 * Natus Medical, Inc.                                                        159,500           1,148,400
 * Navidec, Inc.                                                                4,188              18,008
 * Navigant International, Inc.                                               485,933           5,335,544
 * Navigators Group, Inc.                                                      66,152           1,868,794
 * NCI Building Systems, Inc.                                                 558,398          20,716,566
 * NCO Group, Inc.                                                          1,019,185          25,591,748
 * Neoforma, Inc.                                                             274,706           2,041,066
*# NeoMagic Corp.                                                             349,000             296,650
 * NES Rentals Holdings, Inc.                                                     448               4,950
 * Net2Phone, Inc.                                                            736,843           2,527,371
   NetBank, Inc.                                                              302,082           3,102,382
 * NetIQ Corp.                                                              1,756,973          21,558,059
 * NetManage, Inc.                                                             83,916             478,321
 * NetRatings, Inc.                                                           520,510          10,410,200
 * Netscout System, Inc.                                                       41,683             315,540
 * Network Engines, Inc.                                                        1,000               2,330
 * Network Equipment Technologies, Inc.                                       500,900           4,763,559
 * Neurogen Corp.                                                              95,638             836,833
 * New Brunswick Scientific Co., Inc.                                         103,193             557,242
 * New Horizons Worldwide, Inc.                                               112,075             390,021
 * NewMarket Corp.                                                            312,420   $       5,995,340
 * Newpark Resources, Inc.                                                    600,500           3,434,860
 * Newport Corp.                                                            1,099,118          13,563,116
   Niagara Corp.                                                              132,200           1,050,990
 * Nitches, Inc.                                                                4,047              26,585
 * NMS Communications Corp.                                                   203,900           1,302,513
 * NMT Medical, Inc.                                                          123,900             525,336
 * Nobel Learning Communities, Inc.                                            83,500             605,375
 * Noel Group, Inc.                                                            95,400                 620
 # Noland Co.                                                                   3,000             129,540
 * Norstan, Inc.                                                              247,900             949,457
 * North America Galvanizing & Coatings, Inc.                                  73,400             142,396
 * North American Scientific, Inc.                                             87,535             393,908
   North Central Bancshares, Inc.                                              39,900           1,549,118
   Northeast Bancorp                                                           21,200             481,240
   Northeast Pennsylvania Financial Corp.                                       3,200              54,368
 * Northland Cranberries, Inc.                                                    500                 405
   Northrim BanCorp, Inc.                                                           0                  14
 * Northwest Pipe Co.                                                          91,800           1,753,380
 * NovaMed, Inc.                                                               60,989             289,698
 * Nu Horizons Electronics Corp.                                              525,413           4,361,453
 * NumereX Corp. Class A                                                       77,800             371,884
   NWH, Inc.                                                                   52,900             790,855
 * NYFIX, Inc.                                                                424,763           2,714,236
   NYMAGIC, Inc.                                                              125,800           3,085,874
 * O'Charleys, Inc.                                                             8,200             155,800
 * O.I. Corp.                                                                  51,900             559,430
 * Obie Media Corp.                                                            70,500             482,925
*# OCA, Inc.                                                                1,642,700           9,396,244
 * Ocwen Financial Corp.                                                      677,430           6,320,422
 * Odd Job Stores, Inc.                                                       175,300             394,425
 * Offshore Logistics, Inc.                                                   758,300          28,739,570
*# Oglebay Norton Co.                                                          44,856              12,986
   Ohio Art Co.                                                                 3,500              21,613
 * Ohio Casualty Corp.                                                      1,923,814          41,323,525
 * Oil States International, Inc.                                             576,181          11,736,807
   Oil-Dri Corp. of America                                                    47,700             763,200
 * Olympic Steel, Inc.                                                        244,300           6,596,100
 * OM Group, Inc.                                                             212,600           6,535,324
 * Omega Protein Corp.                                                        620,800           5,220,928
 * Omnova Solutions, Inc.                                                     169,535             968,045
 * Omtool, Ltd.                                                                52,514             433,766
 * On Assignment, Inc.                                                        574,282           2,997,752
 * One Price Clothing Stores, Inc.                                             42,786                 128
*# Oneida, Ltd.                                                               179,800             454,894
 # Onyx Acceptance Corp.                                                      107,900           3,007,173
 * Opinion Research Corp.                                                      89,900             567,719
 * Oplink Communications, Inc.                                                158,500             324,925
 * OPTi, Inc.                                                                 168,800             243,072
 * Optical Cable Corp.                                                          1,591               8,623
 * Oregon Steel Mills, Inc.                                                   630,912          11,343,798
 * Orthologic Corp.                                                           336,700           1,929,291
 * Oscient Pharmaceutical Corp.                                                37,018             120,679
 * OSI Systems, Inc.                                                          505,557          10,980,698
 * Osteotech, Inc.                                                              9,200              50,048
   Outlook Group Corp.                                                         59,300             422,809
   Overseas Shipholding Group, Inc.                                           754,775          49,581,170
 * OYO Geospace Corp.                                                         147,500           2,336,400
 * Pacific Premier Bancorp, Inc.                                               29,840             425,220

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * Palm Harbor Homes, Inc.                                                      8,327   $         129,984
 * PAR Technology Corp.                                                       150,700           1,781,274
 * Paradyne Networks Corp.                                                     11,300              43,844
   Park Electrochemical Corp.                                                 214,150           4,516,424
 * Parker Drilling Co.                                                      2,494,100          10,899,217
 * Park-Ohio Holdings Corp.                                                    24,052             540,689
   Parkvale Financial Corp.                                                    40,825           1,274,148
 * Parlex Corp.                                                               165,300           1,008,330
 * Parlux Fragrances, Inc.                                                    212,495           3,810,035
 * Pathmark Stores, Inc.                                                      917,840           5,057,298
 * Patrick Industries, Inc.                                                    96,250           1,062,600
   PAULA Financial                                                             90,600             181,200
 * Paxson Communications Corp.                                                462,700             536,732
 * Payless Cashways, Inc.                                                       4,184                   8
 * Payless ShoeSource, Inc.                                                 1,235,500          14,430,640
 * PC Connection, Inc.                                                        499,993           3,514,951
 * PC-Tel, Inc.                                                               416,515           3,361,276
 * Pediatric Services of America, Inc.                                        220,500           2,273,355
 * Peerless Manufacturing Co.                                                  20,100             300,495
 * Peerless Systems Corp.                                                     120,900             172,887
 * Pegasus Solutions, Inc.                                                    694,397           8,117,501
 * Pemstar, Inc.                                                              690,271           1,056,805
   Penford Corp.                                                               79,800           1,340,640
*# Penn Treaty American Corp.                                                 235,200             423,360
   Penn-America Group, Inc.                                                   338,675           5,015,777
   Pep Boys - Manny, Moe & Jack                                             1,917,700          30,203,775
 * Perceptron, Inc.                                                           246,900           1,696,203
*# Performance Food Group Co.                                                  45,387           1,190,955
 * Pericom Semiconductor Corp.                                                469,792           4,124,774
 * Perry Ellis International, Inc.                                            146,507           2,796,819
 * Per-Se Technologies, Inc.                                                  364,566           5,027,365
 * Pervasive Software, Inc.                                                     6,000              23,940
 * Petrocorp, Inc. Escrow Shares                                              102,600               6,156
 * Pharmacopia Drug Discovery, Inc.                                           150,545             870,150
 * PharmChem, Inc.                                                             51,300               1,000
   Phillips-Van Heusen Corp.                                                  967,900          26,423,670
 * Phoenix Technologies, Ltd.                                                 184,401           1,495,492
 * Photronics, Inc.                                                           337,763           6,363,455
 * Pico Holdings, Inc.                                                        184,820           3,809,140
   Pinnacle Bancshares, Inc.                                                   10,400             158,080
 * Pinnacle Entertainment, Inc.                                               508,400           9,242,712
 * Piper Jaffray Companies, Inc.                                               95,700           4,403,157
 * Planar Systems, Inc.                                                        17,800             189,748
 * PLATO Learning, Inc.                                                        22,932             160,295
 * Play By Play Toys and Novelties, Inc.                                        1,400                   3
 * Plexus Corp.                                                               349,497           4,805,584
 * PMA Capital Corp. Class A                                                  613,520           6,104,524
   Pocahontas Bancorp, Inc.                                                    69,800           1,092,370
*# PolyOne Corp.                                                              473,501           4,370,414
 * Pomeroy IT Solutions, Inc.                                                 382,543           5,225,537
   Pope & Talbot, Inc.                                                        240,000           4,032,000
   PowerCerv Corp.                                                             20,666               6,200
 * Power-One, Inc.                                                                488               4,485
 * Powerwave Technologies, Inc.                                               613,937           4,965,522
 * PPT Vision, Inc.                                                            89,000              78,320
 * PRAECIS Pharmaceuticals, Inc.                                              926,447           1,954,803
   Preformed Line Products Co.                                                 14,300             403,975
 * Premier Financial Bancorp                                                    1,100              12,155
   Presidential Life Corp.                                                    928,701          15,518,594
 * Pressure BioSciences, Inc.                                                  56,400             172,020
 * PRG-Schultz International, Inc.                                            554,349           2,993,485
 * Price Communications Corp.                                                 107,900   $       1,954,069
*# Pricesmart, Inc.                                                            91,659             728,689
 * Printronix, Inc.                                                            90,000           1,515,600
 * Procom Technology, Inc.                                                      5,400               7,128
 * ProcureNet, Inc.                                                            22,400                  22
   Programmers Paradise, Inc.                                                  45,200             513,020
 * Protection One, Inc.                                                       403,400             104,884
   Providence & Worcester Railroad Co.                                         47,100             579,330
   Provident Financial Holdings, Inc.                                          55,200           1,611,840
 * Province Healthcare Co.                                                     65,913           1,479,088
 * PTEK Holdings, Inc.                                                        356,039           3,749,091
   Pulitzer, Inc.                                                             198,300          12,613,863
 * Pure World, Inc.                                                           100,500             170,850
   Pyramid Breweries, Inc.                                                    110,100             236,715
 * QEP Co., Inc.                                                               20,600             324,656
   Quaker Fabric Corp.                                                        522,715           3,005,611
 * Quality Dining, Inc.                                                       217,600             683,264
   Quanex Corp.                                                               513,302          30,284,818
 * Quanta Services, Inc.                                                    3,321,450          25,608,380
 * Quantum Corp.                                                              498,800           1,426,568
 * Quantum Fuel Systems Technologies Worldwide, Inc.                           11,250              69,863
 * QuickLogic Corp.                                                           413,565           1,009,099
 * Quigley Corp.                                                               14,400             116,352
 * Quovadx, Inc.                                                              501,945             958,715
 * R&B, Inc.                                                                  121,800           3,045,000
 * Radiologix, Inc.                                                           227,692             853,845
 * RadiSys Corp.                                                                9,807             138,181
 * RailAmerica, Inc.                                                        1,176,038          15,053,286
 * Raindance Communictions, Inc.                                                2,100               4,851
   Raytech Corp.                                                               26,800              49,580
 * RCM Technologies, Inc.                                                     234,100           1,193,910
 * Reading International, Inc. Class A                                        213,799           1,798,050
 * Reading International, Inc. Class B                                         14,660             120,945
 * RealNetworks, Inc.                                                             300               1,890
*# Redhook Ale Brewery, Inc.                                                  126,500             442,750
 * Refac                                                                       11,357              48,722
   Regal-Beloit Corp.                                                         776,083          21,893,301
 * Regent Communications, Inc.                                              1,370,528           7,825,715
 * Register.com, Inc.                                                          78,955             459,518
 * Reliability, Inc.                                                          100,400              79,316
 # Reliance Steel & Aluminum Co.                                              687,663          27,444,630
*# Relm Wireless Corp.                                                         59,254             121,471
 * Remec, Inc.                                                                784,042           4,727,773
 * RemedyTemp, Inc.                                                           184,200           2,029,884
 * Rent-Way, Inc.                                                             734,800           6,231,104
 * Reptron Electronics, Inc.                                                    2,856              20,992
 * Republic First Bancorp, Inc.                                                73,203           1,120,006
 * Res-Care, Inc.                                                             528,510           7,927,650
   Resource America, Inc.                                                     485,676          14,293,445
 * Restoration Hardware, Inc.                                                  24,723             125,840
 * Retail Ventures, Inc.                                                    1,056,073           7,741,015
 * Rex Stores Corp.                                                           350,850           6,174,960
 * Rexhall Industries, Inc.                                                    38,798              16,683
   Richardson Electronics, Ltd.                                                 6,300              70,245
   Riggs National Corp.                                                       840,134          16,903,496
 * Riverside Group, Inc.                                                        1,500                  12
 * Riverstone Networks, Inc.                                                    9,900              10,643
   Riverview Bancorp, Inc.                                                     56,600           1,219,221
 * Riviera Holdings Corp.                                                       5,500             148,500
 * Riviera Tool Co.                                                            16,500              40,425

                                                                               SHARES              VALUE+
                                                                               ------              ------
   RLI Corp.                                                                  209,779   $       8,737,295
 * Roadhouse Grill, Inc.                                                       88,500              13,275
   Roanoke Electric Steel Corp.                                               140,900           2,534,791
   Robbins & Myers, Inc.                                                      467,200          11,278,208
*# Robotic Vision Systems, Inc.                                                14,000               6,440
 * Rochester Medical Corp.                                                     27,100             243,900
   Rock of Ages Corp.                                                          87,600             649,204
 * Rockford Corp.                                                             173,400             379,746
   Rock-Tenn Co. Class A                                                    1,136,292          18,339,753
 * Rocky Shoes & Boots, Inc.                                                   71,400           1,485,120
 * RTI International Metals, Inc.                                             678,950          14,631,373
 * RTW, Inc.                                                                   93,850             856,851
 * Rubio's Restaurants, Inc.                                                  168,769           2,241,252
   Ruddick Corp.                                                               71,791           1,565,762
 * Rudolph Technologies, Inc.                                                   1,200              19,200
 * Rural/Metro Corp.                                                          134,500             464,025
 * Rush Enterprises, Inc. Class A                                             105,400           1,599,972
 * Rush Enterprises, Inc. Class B                                             105,400           1,699,048
   Russ Berrie & Co., Inc.                                                    132,200           3,006,228
   Russell Corp.                                                            1,043,900          19,145,126
 * Ryan's Restaurant Group, Inc.                                              438,164           6,690,764
   Ryerson Tull, Inc.                                                         814,339          13,176,005
 * S&K Famous Brands, Inc.                                                     78,600           1,259,172
 * Safeguard Scientifics, Inc.                                                993,100           1,996,131
 * SafeNet, Inc.                                                              298,243          10,635,345
 * Safety Components International, Inc.                                        1,155              16,170
*# Salton, Inc.                                                               368,400           2,250,924
 * San Filippo (John B.) & Son, Inc.                                            2,000              44,400
 * Sands Regent Casino Hotel                                                   15,492             185,129
 * Sangamo BioSciences, Inc.                                                   14,100              65,847
 * SatCon Technology Corp.                                                    101,000             205,030
   Saucony, Inc. Class B                                                       45,800           1,128,512
   Sauer-Danfoss, Inc.                                                         25,900             514,374
 * SBS Technologies, Inc.                                                     258,952           3,381,913
 * ScanSoft, Inc.                                                             172,704             630,370
 * Scheid Vineyards, Inc.                                                      34,100             194,711
 * Schieb (Earl), Inc.                                                         75,600             223,020
 * Schlotzsky's, Inc.                                                         164,000               6,150
 * Scholastic Corp.                                                            20,696             681,726
 * Schuff International, Inc.                                                 106,600             294,216
   Schulman (A.), Inc.                                                        834,581          17,901,762
   Schweitzer-Maudoit International, Inc.                                      84,100           2,906,496
 * SCM Microsystems, Inc.                                                     339,761           1,158,585
 * Scope Industries                                                             8,100             565,380
   SCPIE Holdings, Inc.                                                       150,800           1,506,492
 * SCS Transportation, Inc.                                                   480,278          10,157,880
   Seaboard Corp.                                                              26,240          19,680,000
 * Seabulk International, Inc.                                                557,000           6,639,440
 * SEACOR Holdings, Inc.                                                      619,666          34,391,463
 * Secom General Corp.                                                         11,500              14,145
 * SED International Holdings, Inc.                                            11,350              10,499
 * SEEC, Inc.                                                                   2,200                 495
 * Segue Software, Inc.                                                        68,200             332,134
 * Selas Corp. of America                                                      76,500             159,120
 * Selectica, Inc.                                                            930,002           3,580,508
   Selective Insurance Group, Inc.                                            874,647          39,175,439
 * Semitool, Inc.                                                              69,557             623,231
*# SEMX Corp.                                                                  25,500               3,188
 * Seneca Foods Corp. Class B                                                  10,500             195,773
 * Sequa Corp. Class A                                                         94,900   $       5,665,530
 * Sequa Corp. Class B                                                         28,900           1,741,225
 * Sequenom, Inc.                                                             684,151             608,894
 * Service Corp. International                                              4,053,908          28,620,590
 * Servotronics, Inc.                                                             400               1,700
 * Sharper Image Corp.                                                         18,475             353,981
*# Shaw Group, Inc.                                                         2,041,098          30,065,374
 * Shiloh Industries, Inc.                                                    158,100           2,052,138
 * Shoe Carnival, Inc.                                                        403,465           5,261,184
 * Shoe Pavilion, Inc.                                                          9,500              25,840
 * Sholodge, Inc.                                                              71,600             327,212
 * ShopKo Stores, Inc.                                                        851,000          15,215,880
 * SIFCO Industries, Inc.                                                      74,715             313,803
 * Sight Resource Corp.                                                         3,700                  20
 * Sigmatron International, Inc.                                               16,800             228,312
*# Silicon Graphics, Inc.                                                   1,681,500           2,707,215
   Simmons First National Corp. Class A                                        88,193           2,557,597
 * SimpleTech, Inc.                                                           302,867           1,505,249
 * Sipex Corp.                                                                490,068           2,695,374
 * Sitel Corp.                                                                855,100           1,898,322
 * Six Flags, Inc.                                                          2,977,300          14,469,678
 * Skechers U.S.A., Inc. Class A                                              279,132           3,240,723
   Skyline Corp.                                                              118,700           4,908,245
   Skywest, Inc.                                                               32,400             616,572
 * Skyworks Solutions, Inc.                                                   811,161           8,054,829
 * SL Industries, Inc.                                                            100               1,391
 * Smart & Final Food, Inc.                                                   148,600           2,151,728
 * SmartDisk Corp.                                                              1,000                 290
 * Smith & Wollensky Restaurant Group, Inc.                                   160,400             744,256
   Smith (A.O.) Corp.                                                         695,500          20,899,775
   Smith (A.O.) Corp. Convertible Class A                                      70,050           2,105,003
 * Smithway Motor Xpress Corp. Class A                                         73,800             535,050
 * Sola International, Inc.                                                   530,100          11,450,160
 * Somera Communications, Inc.                                                 93,400             103,674
   Sonic Automotive, Inc.                                                     947,993          23,538,666
*# Sonic Foundry, Inc.                                                         22,800              40,584
 * Sonic Innovations, Inc.                                                     11,968              48,710
 * SonicWALL, Inc.                                                          1,217,220           7,485,903
   Sound Federal Bancorp, Inc.                                                  3,840              58,372
 * SOURCECORP, Inc.                                                           491,436           8,172,581
   South Jersey Industries, Inc.                                              439,391          22,589,091
 * Southern Energy Homes, Inc.                                                180,800             835,296
 * Southwall Technologies, Inc.                                               131,500             147,280
   Southwest Gas Corp.                                                          1,700              43,180
 * Spacehab, Inc.                                                             122,200             281,060
   Span-American Medical System, Inc.                                          24,000             276,000
 * SPAR Group, Inc.                                                             6,000               9,114
 * Spartan Stores, Inc.                                                       288,619           1,500,819
 * Sparton Corp.                                                              126,528           1,229,854
 * Spectrum Control, Inc.                                                     173,800           1,296,548
 * Spherion Corp.                                                           1,918,189          15,115,329
 * Spinnaker Exploration Co.                                                1,117,266          40,523,238
 * Sport Chalet, Inc.                                                          45,900             596,746
 * Sport Supply Group, Inc.                                                   105,400             216,070
 * Sport-Haley, Inc.                                                           60,800             279,984
 * SportsLine.com, Inc.                                                       222,300             384,579

                                                                               SHARES              VALUE+
                                                                               ------              ------
*# SR Telecom, Inc.                                                            11,987   $          36,321
 * SRI/Surgical Express, Inc.                                                  52,500             274,050
 * Stage Stores, Inc.                                                          28,886           1,184,037
 * Stamps.com, Inc.                                                            13,048             201,853
   Standard Commercial Corp.                                                  417,680           7,860,738
 * Standard Management Corp.                                                  134,600             484,560
 * Standard Microsystems Corp.                                                 17,100             420,318
   Standard Motor Products, Inc.                                              473,850           7,387,322
   Standard Register Co.                                                      732,799           9,643,635
   Star Buffet, Inc.                                                            7,200              42,624
   Starrett (L.S.) Co. Class A                                                 64,600           1,284,248
   State Financial Services Corp. Class A                                      55,141           1,626,660
 # Steel Dynamics, Inc.                                                       716,388          29,035,206
   Steel Technologies, Inc.                                                   395,313          11,574,765
 * SteelCloud, Inc.                                                             5,900              11,741
 * Steinway Musical Instruments, Inc.                                         214,300           6,058,261
 * Stellent, Inc.                                                             558,711           4,385,881
   Stepan Co.                                                                 129,000           3,285,630
   Stephan Co.                                                                 51,500             209,090
 * Sterling Construction Co., Inc.                                                700               3,360
   Stewart & Stevenson Services, Inc.                                         841,400          16,828,000
 * Stewart Enterprises, Inc.                                                3,241,201          24,049,711
   Stewart Information Services Corp.                                         594,300          25,941,195
 * Stifel Financial Corp.                                                      47,029           1,131,047
 * Stillwater Mining Co.                                                    1,146,980          13,603,183
 * Stone Energy Corp.                                                         109,100           5,234,618
 * Stoneridge, Inc.                                                           667,200          10,148,112
 * StorageNetworks, Inc. Escrow Shares                                        362,800               9,832
 * Stratagene Corp.                                                            35,039             240,333
 * Strategic Diagnostics, Inc.                                                  3,550               8,982
 * Strategic Distribution, Inc.                                                65,178             739,770
 * Stratos International, Inc.                                                240,913             978,107
 * Stratus Properties, Inc.                                                    94,450           1,401,638
   Stride Rite Corp.                                                        1,197,500          13,184,475
 * Suburban Lodges of America, Inc. Escrow Shares                             241,100                   0
   Summa Industries, Inc.                                                      41,800             379,544
 * SumTotal Systems, Inc.                                                      11,597              63,668
 * Suncoast Naturals, Inc.                                                        624                 119
 * Sundance Homes, Inc.                                                        25,500                  89
 * SunLink Health Systems, Inc.                                                65,400             343,350
*# Sunrise Senior Living, Inc.                                                657,700          28,248,215
   Sunrise Telecom, Inc.                                                        3,200               8,480
 * Suntron Corp.                                                               92,475             305,168
 * Superior Consultant Holdings Corp.                                           3,000              19,680
 # Superior Industries International, Inc.                                    155,500           4,392,875
   Superior Uniform Group, Inc.                                               136,600           1,901,472
   Supreme Industries, Inc.                                                    56,610             346,453
   SureWest Communications                                                      1,800              51,246
 * Swift Energy Corp.                                                         894,205          27,130,180
   SWS Group, Inc.                                                            267,400           5,644,814
 * Sycamore Networks, Inc.                                                  1,528,773           5,732,899
 * Sykes Enterprises, Inc.                                                    804,729           5,431,921
 * Symmetricom, Inc.                                                          165,741           1,790,003
 * Syms Corp.                                                                 343,900           4,260,921
 * Synalloy Corp.                                                              88,350             861,413
   Sypris Solutions, Inc.                                                     319,041           5,190,797
 * Systemax, Inc.                                                             473,900           3,269,910
 * T-3 Energy Services, Inc.                                                      880               5,887
*# Tag-It Pacific, Inc.                                                        44,600   $         200,700
*# Taitron Components, Inc.                                                     6,500              16,185
 * TALK America Holdings, Inc.                                                 29,600             187,072
   Tandy Brand Accessories, Inc.                                               63,700             910,209
 * Tarrant Apparel Group                                                      287,100             534,006
   Tasty Baking Co.                                                           241,200           2,018,844
   TB Wood's Corp.                                                             92,900             503,518
*# TeamStaff, Inc.                                                             86,000             171,140
 * Technical Communications Corp.                                               6,300              41,895
 * Technitrol, Inc.                                                            58,200           1,003,950
 * Technology Solutions Corp.                                                  54,800              51,512
 * TechTeam Global, Inc.                                                      234,500           2,204,300
   Tecumseh Products Co. Class A                                              432,899          19,822,445
   Tecumseh Products Co. Class B                                               15,600             683,280
 * Tegal Corp.                                                                 66,300              86,853
 * Teleglobe International Holdings, Ltd.                                     126,155             432,712
 * TeleTech Holdings, Inc.                                                     15,524             151,669
 * Terayon Communication Systems, Inc.                                        121,300             241,387
 * Terex Corp.                                                                794,713          36,429,644
*# Terra Industries, Inc.                                                   2,151,200          17,639,840
 * Tesoro Petroleum Corp.                                                   1,637,600          54,237,312
   Texas Industries, Inc.                                                     671,957          40,317,420
   TF Financial Corp.                                                          36,200           1,172,337
 * The Banc Corp.                                                             113,337             890,829
 * The Lamson & Sessions Co.                                                  166,100           1,503,205
   The Marcus Corp.                                                           625,200          14,285,820
 * The Mens Warehouse, Inc.                                                    53,000           1,677,450
 * The Mosaic Co.                                                             102,203           1,776,288
 # The Phoenix Companies, Inc.                                              1,918,400          23,404,480
 * The Rowe Companies                                                           9,400              47,470
 * The Sports Authority, Inc.                                                  91,200           2,600,112
 * The Sports Club Co., Inc.                                                  115,700             195,533
 * Theragenics Corp.                                                          935,100           3,927,420
 * TheStreet.com, Inc.                                                        259,000           1,126,650
 * Third Wave Technologies, Inc.                                              121,541             979,620
   Thomas Industries, Inc.                                                      1,400              54,852
 * Thoratec Corp.                                                               3,357              33,570
 * THQ, Inc.                                                                   40,085             860,224
 * Three-Five Systems, Inc.                                                   674,600           1,308,724
 * TIBCO Software, Inc.                                                         1,395              16,043
*# Tickets.com, Inc.                                                           14,500              10,875
 * Tier Technologies, Inc. Class B                                             12,400             109,492
 * TII Network Technologies, Inc.                                              98,200             143,372
   Timberland Bancorp, Inc.                                                    56,400           1,381,800
 * Timco Aviation Services, Inc.                                               11,922               4,292
 * Time Warner Telecom, Inc.                                                  321,103           1,216,980
 * Tipperary Corp.                                                            126,900             597,699
 # Titan International, Inc.                                                  260,900           3,256,032
 * Titan Pharmaceuticals, Inc.                                                304,598             761,495
 * TL Administration Corp.                                                      1,700                  30
   Todd Shipyards Corp.                                                        81,650           1,398,665
 * Todhunter International, Inc.                                               73,100             871,352
 * Tollgrade Communications, Inc.                                              14,567             155,721
*# Torch Offshore, Inc.                                                       276,800             547,787
*# Tower Automotive, Inc.                                                   1,817,750           3,271,950
   Traffix, Inc.                                                              250,900           1,643,395
 * Trailer Bridge, Inc.                                                       111,200             722,800
 * Trammell Crow Co.                                                          346,200           5,920,020
 * Trans World Entertainment Corp.                                          1,067,874          12,045,619
 * Transcat, Inc.                                                              60,000             180,000

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * Transgenomic, Inc.                                                          41,488   $          50,615
   Trans-Lux Corp.                                                              2,746              17,300
*# Transmeta Corp.                                                             59,900             101,231
 * TransMontaigne, Inc.                                                       639,824           3,474,244
 * Transport Corp. of America                                                  20,000             147,200
*# Transpro, Inc.                                                             191,600           1,165,886
 * Transtechnology Corp.                                                       97,300             734,615
 * TRC Companies, Inc.                                                          9,700             173,048
   Tredegar Industries, Inc.                                                1,206,800          22,482,684
*# Trenwick Group, Ltd.                                                       199,776               2,397
*# Trestle Holdings, Inc.                                                       5,240               8,515
*  Triad Guaranty, Inc.                                                        58,324           3,499,440
*# Trico Marine Services, Inc.                                                684,930             239,726
   Trinity Industries, Inc.                                                 1,308,800          46,266,080
 * Tripos, Inc.                                                                 7,200              37,368
 * Triquint Semiconductor, Inc.                                               783,552           3,392,780
 * Triumph Group, Inc.                                                        509,917          20,682,234
 * TriZetto Group, Inc.                                                       825,529           5,844,745
*# Trump Hotels & Casino Resorts, Inc.                                        271,100             225,013
 * Tumbleweed Communications Corp.                                             37,100             129,850
 * Tut Systems, Inc.                                                           13,500              53,325
 * Tweeter Home Entertainment Group, Inc.                                     750,552           4,811,038
   Twin Disc, Inc.                                                             37,400             939,114
 * U.S. Concrete, Inc.                                                        556,554           4,046,148
*# U.S. Diagnostic, Inc.                                                       20,800                   2
 * U.S. Energy Corp. Wyoming                                                   25,700              76,843
 * U.S. Xpress Enterprises, Inc. Class A                                      163,490           4,250,740
   UICI                                                                       976,000          32,598,400
*# Ultimate Electronics, Inc.                                                     600               1,836
   UMB Financial Corp.                                                        587,820          32,923,798
*# Unapix Entertainment, Inc.                                                   9,300                  38
 * Unico American Corp.                                                        72,700             543,069
 * Unifi, Inc.                                                              1,634,466           6,080,214
   Unifirst Corp.                                                             276,600           7,645,224
 * United American Healthcare Corp.,                                           17,950             110,393
   United Auto Group, Inc.                                                  1,480,400          42,221,008
   United Community Financial Corp.                                           773,935           8,892,513
   United Fire & Casualty Co.                                                  44,450           2,960,370
 * United Rentals, Inc.                                                     1,818,000          32,487,660
 * United Retail Group, Inc.                                                  304,501           1,263,679
 * Universal Access Global Holdings, Inc.                                          50                   7
 * Universal American Financial Corp.                                         133,566           1,783,106
 * Universal Compression Holdings, Inc.                                       994,984          37,112,903
   Universal Corp.                                                             40,300           1,961,804
   Universal Forest Products, Inc.                                             73,043           3,152,536
 * Universal Stainless & Alloy Products, Inc.                                 118,900           1,750,208
   Unizan Financial Corp.                                                      18,431             475,151
 * Urologix, Inc.                                                              45,500             323,960
*# URS Corp.                                                                1,379,596          41,443,064
 * USA Truck, Inc.                                                             71,600             887,124
   USEC, Inc.                                                               2,683,002          28,252,011
   USF Corp.                                                                  880,801          32,563,213
*# V.I. Technologies, Inc.                                                        100                  67
 * Vail Resorts, Inc.                                                       1,011,723          23,016,698
*# Valence Technology, Inc.                                                     4,800              17,280
   Valhi, Inc.                                                                176,952           2,744,526
   Valley National Gases, Inc.                                                 13,800             176,640
 * Valpey Fisher Corp.                                                         10,350   $          35,190
 * ValueClick, Inc.                                                            36,264             467,806
 * Vastera, Inc.                                                              706,795           1,307,571
 * Verilink Corp.                                                             119,978             419,923
 * Veritas DGC, Inc.                                                        1,075,700          25,171,380
 * Verso Technologies, Inc.                                                   315,828             255,821
 * VerticalBuyer Inc.                                                           7,773                 233
   Vesta Insurance Group, Inc.                                              1,141,300           4,291,288
   Viad Corp.                                                                  50,300           1,206,697
 * Vical, Inc.                                                                513,518           2,208,127
 * Vicon Industries, Inc.                                                      71,500             404,690
 * Viewpoint Corp.                                                              1,400               3,668
 * Vignette Corp.                                                             927,600           1,178,052
   Vintage Petroleum, Inc.                                                    818,635          19,851,899
 * Virco Manufacturing Corp.                                                   60,786             468,052
   Visteon Corp.                                                            3,485,965          29,491,264
 * Visual Networks, Inc.                                                       26,900              86,618
*# Vitech America, Inc.                                                           700                   2
 * Vitesse Semiconductor, Inc.                                                    800               2,608
 * Volt Information Sciences, Inc.                                            402,800          12,285,400
   Vulcan International Corp.                                                  11,200             504,000
*# Vyyo, Inc.                                                                 142,014           1,029,602
 * Warnaco Group, Inc.                                                         39,404             782,957
   Washington Savings Bank FSB                                                 31,750             428,625
   Waste Industries USA, Inc.                                                 238,100           2,731,007
 * WatchGuard Technologies, Inc.                                            1,021,602           4,188,568
 * Water Pik Technologies, Inc.                                               106,700           1,835,240
 * Waterlink, Inc.                                                              1,100                   0
   Watsco, Inc. Class A                                                        31,600           1,045,012
   Wausau-Mosinee Paper Corp.                                               1,221,099          21,918,727
 * WCI Communities, Inc.                                                      186,100           4,767,882
 * Webb Interactive Services, Inc.                                              4,200               1,722
 * Webco Industries, Inc.                                                      93,900             704,250
 * Weider Nutrition International, Inc.                                       166,500             705,960
   Weis Markets, Inc.                                                          26,400           1,013,760
   Wellco Enterprises, Inc.                                                       100               1,480
   Wellman, Inc.                                                              864,400           8,894,676
*# Wells-Gardner Electronics Corp.                                             61,241             323,352
 * Westaff, Inc.                                                              192,900             588,345
   Westbank Corp.                                                               1,143              21,054
 * Westcoast Hospitality Corp.                                                290,000           1,470,300
 * Western Power & Equipment Corp.                                              4,091               6,750
 * White Electronics Designs Corp.                                             11,000              73,700
 * Whitehall Jewelers, Inc.                                                   374,500           3,100,860
*# WHX Corp.                                                                  114,633              89,414
 * Wickes, Inc.                                                                49,400                 222
 * Wild Oats Markets, Inc.                                                     19,100             136,756
 * Williams Industries, Inc.                                                    3,400              11,900
 * Willis Lease Finance Corp.                                                 132,900           1,182,810
 * Wilshire Enterprises, Inc.                                                 113,590             684,948
 * Wilson Greatbatch Technologies, Inc.                                        25,800             517,290
 * Wilsons The Leather Experts, Inc.                                          477,301           2,386,505
 * Wind River Systems, Inc.                                                    79,487             961,793
 # Winn-Dixie Stores, Inc.                                                    149,300             597,200
 * Wireless WebConnect!, Inc.                                                   4,500                  13
 * Wolverine Tube, Inc.                                                       477,600           5,072,112
   Woodhead Industries, Inc.                                                      490               7,389
   Woodward Governor Co.                                                        3,665             266,995
 * Worldwide Restaurant Concepts,
     Inc.                                                                     794,905           2,599,339
 * Xanser Corp.                                                               259,400             731,508

                                                                               SHARES              VALUE+
                                                                               ------              ------
 * Xeta Corp.                                                                  30,500   $          90,585
 * Zapata Corp.                                                                31,610           1,992,062
 * Zhone Technologies, Inc.                                                    16,984              41,441
   Ziegler Companies, Inc.                                                      8,200             162,975
*# Zoltek Companies, Inc.                                                     308,448           2,837,722
 * Zomax, Inc.                                                              1,040,946           3,580,854
 * Zones, Inc.                                                                173,400           1,062,942
 * Zoran Corp.                                                                633,599           7,508,148
 * Zygo Corp.                                                                 440,078           5,113,706
 * ZymeTx, Inc.                                                                 1,100                  47
                                                                                        -----------------
TOTAL COMMON STOCKS
   (Cost $4,679,994,078)                                                                    6,192,873,354
                                                                                        -----------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp.
     Warrants Series 1 10/01/07                                                   257                   0
 * American Banknote Corp.
     Warrants Series 2 10/01/07                                                   257                   0
*# Angeion Corp. Warrants 10/31/07                                                315                  16
 * Chart Industries, Inc. Warrants
     09/15/10                                                                       3                  46
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                        142,110             781,605
 * CSF Holding, Inc. Litigation Rights
     12/30/99                                                                  40,500                   0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                         19,927              21,920
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                                 927,100                   0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                          4,082                   1
 * Imperial Sugar Co. Warrants
     08/29/08                                                                   9,694              21,327
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                                   3,433                 120
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                                  10,609                 398
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                          9,740               5,941
 * Milltope Group, Inc. Contigent Value
     Rights                                                                    53,600                   0
   PMR Corp. Contingent Value
     Rights 08/05/04                                                          105,000                 105
 * Timco Aviation Services, Inc. Warrants
     12/31/07                                                                  25,879                   3
                                                                                        -----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $6,107,175)                                                                              831,482
                                                                                        -----------------

                                                                           FACE
                                                                          AMOUNT                   VALUE+
                                                                          ------                   ------
                                                                           (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.
     Subordinated Promissory Note
     6.000%, 03/28/07                                               $              40   $               0
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07                                                               6                   0
                                                                                        -----------------
TOTAL BONDS
   (Cost $0)                                                                                            0
                                                                                        -----------------
TEMPORARY CASH
   INVESTMENTS -- (5.6%)
  Repurchase Agreement, Merrill Lynch
     Triparty Repo 1.94%, 12/01/04
     (Collateralized by $275,171,000
     U.S. Treasury Notes 4.75%,
     maturities ranging from 01/01/08 to
     05/15/14, valued at $280,885,271)
     to be repurchased at $277,574,692
     (Cost $277,559,735)~                                                     277,560         277,559,735
  Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $88,657,000
     FHLMC Notes 4.20%, 10/20/09,
     valued at $89,037,339) to be
     repurchased at $88,115,601
     (Cost $88,111,000)                                                        88,111          88,111,000
                                                                                        -----------------
TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $365,670,735)                                                                        365,670,735
                                                                                        -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,051,771,988)                                                                $   6,559,375,571
                                                                                        =================

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ~  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. SMALL CAP VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $261,046 of securities on loan)                              $  6,559,376
Cash                                                                                                    1
Receivables:
  Investment Securities Sold                                                                       22,769
  Dividends and Interest                                                                            3,948
  Fund Shares Sold                                                                                    932
  Securities Lending                                                                                  197
Prepaid Expenses and Other Assets                                                                      51
                                                                                             ------------
    Total Assets                                                                                6,587,274
                                                                                             ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                                                277,560
  Investment Securities Purchased                                                                  13,072
  Fund Shares Redeemed                                                                                396
  Due to Advisor                                                                                    1,000
Accrued Expenses and Other Liabilities                                                                345
                                                                                             ------------
    Total Liabilities                                                                             292,373
                                                                                             ------------
NET ASSETS                                                                                   $  6,294,902
                                                                                             ============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)                                                     264,681,529
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                     $      23.78
                                                                                             ============
Investments at Cost                                                                          $  5,051,772
                                                                                             ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                              $  4,186,084
Accumulated Net Investment Income                                                                  23,381
Accumulated Net Realized Gain (Loss)                                                              577,833
Unrealized Appreciation (Depreciation) from Investment Securities                               1,507,604
                                                                                             ------------
    Total Net Assets                                                                         $  6,294,902
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends                                                                                  $     50,694
  Interest                                                                                          1,004
  Income from Securities Lending                                                                    2,385
                                                                                             ------------
        Total Investment Income                                                                    54,083
                                                                                             ------------
EXPENSES
  Investment Advisory Services                                                                     10,497
  Accounting & Transfer Agent Fees                                                                  1,568
  Custodian Fees                                                                                      500
  Legal Fees                                                                                           63
  Audit Fees                                                                                           79
  Shareholders' Reports                                                                                72
  Trustees' Fees and Expenses                                                                          44
  Other                                                                                                88
                                                                                             ------------
        Total Expenses                                                                             12,911
                                                                                             ------------
  NET INVESTMENT INCOME (LOSS)                                                                     41,172
                                                                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                          580,495
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                       685,887
                                                                                             ------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                      1,266,382
                                                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $  1,307,554
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                            YEAR            YEAR
                                                                                           ENDED           ENDED
                                                                                          NOV. 30,        NOV. 30,
                                                                                            2004            2003
                                                                                        ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                          $     41,172    $     25,250
  Net Realized Gain (Loss) on Investment Securities Sold                                     580,495         354,502
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                  685,887       1,007,496
                                                                                        ------------    ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                    1,307,554       1,387,248
                                                                                        ------------    ------------
Distributions From:
  Net Investment Income                                                                      (18,623)        (26,137)
  Net Short-Term Gains                                                                       (55,751)             --
  Net Long-Term Gains                                                                       (300,806)       (230,313)
                                                                                        ------------    ------------
        Total Distributions                                                                 (375,180)       (256,450)
                                                                                        ------------    ------------
Capital Share Transactions (1):
  Shares Issued                                                                              896,415         469,039
  Shares Issued in Lieu of Cash Distributions                                                366,785         252,312
  Shares Redeemed                                                                           (418,726)       (482,875)
                                                                                        ------------    ------------
        Net Increase (Decrease) from Capital Share Transactions                              844,474         238,476
                                                                                        ------------    ------------
        Total Increase (Decrease)                                                          1,776,848       1,369,274

NET ASSETS
  Beginning of Period                                                                      4,518,054       3,148,780
                                                                                        ------------    ------------
  End of Period                                                                         $  6,294,902    $  4,518,054
                                                                                        ============    ============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                            42,487          29,244
     Shares Issued in Lieu of Cash Distributions                                              18,895          17,959
     Shares Redeemed                                                                         (20,327)        (32,884)
                                                                                        ------------    ------------
                                                                                              41,055          14,319
                                                                                        ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period                 $      20.20    $      15.04    $      16.54    $      16.47    $      17.16
                                                     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.16            0.12            0.11            0.15            0.16
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                              5.09            6.29            0.11            3.15            0.97
                                                     ------------    ------------    ------------    ------------    ------------
      Total from Investment Operations                       5.25            6.41            0.22            3.30            1.13
                                                     ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.08)          (0.12)          (0.11)          (0.15)          (0.16)
   Net Realized Gains                                       (1.59)          (1.13)          (1.61)          (3.08)          (1.66)
                                                     ------------    ------------    ------------    ------------    ------------
      Total Distributions                                   (1.67)          (1.25)          (1.72)          (3.23)          (1.82)
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                       $      23.78    $      20.20    $      15.04    $      16.54    $      16.47
                                                     ============    ============    ============    ============    ============
Total Return                                                27.87%          46.31%           1.05%          23.86%           7.29%

Net Assets, End of Period (thousands)                $  6,294,902    $  4,518,054    $  3,148,780    $  3,039,884    $  2,711,041
Ratio of Expenses to Average Net Assets                      0.25%           0.25%           0.25%           0.25%           0.25%
Ratio of Net Investment Income to Average
   Net Assets                                                0.78%           0.75%           0.70%           0.86%           0.92%
Portfolio Turnover Rate                                        26%             35%             30%             13%             32%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrured Expenses and Other Liabilities in the amount of $86,943.

      3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

      Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

      For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases             $  1,843,319
               Sales                    1,369,960

      There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E.  FEDERAL INCOME TAXES:

      The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. As of November 30, 2004, there were no permanent differences in the Series.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                             ORDINARY INCOME
                              AND SHORT-TERM       LONG-TERM
                              CAPITAL GAINS      CAPITAL GAINS      TOTAL
                             ----------------    -------------   -----------
         2004                $         74,374    $     300,806   $   375,180
         2003                          26,137          230,313       256,450

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      As of November 30, 2004, the components of distributable earnings/ (accumulated losses) were as follows (amounts in thousands):

                                                     TOTAL
           UNDISTRIBUTED      UNDISTRIBUTED           NET
          NET INVESTMENT        LONG-TERM        DISTRIBUTABLE
              INCOME          CAPITAL GAINS        EARNINGS
         ----------------    ----------------    -------------
         $         92,387    $        511,749    $     604,136

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

                                                                       NET
                                                                   UNREALIZED
              FEDERAL           UNREALIZED         UNREALIZED     APPRECIATION/
             TAX COST          APPRECIATION       DEPRECIATION   (DEPRECIATION)
         ----------------    ----------------    --------------  --------------
         $      5,054,195    $      1,895,543    $    (390,362)  $    1,505,181

F.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit for the year ended November 30, 2004.

G.  SECURITIES LENDING:

      As of November 30, 2004, the Series' had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      The cash collateral received by the Portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

H.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE U.S. SMALL CAP VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Small Cap Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

      Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

      Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

      The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

      Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

      The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

     NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
        WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS               LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides       DFAITC - since 1993        75 portfolios in 4     Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG        DFAIDG - since 1983        investment companies   of Business, University of Chicago.
and DEM.                       DIG - since 1993
Trustee of DFAITC.             DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of      DFAITC - since 1993        75 portfolios in 4     Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.           DFAIDG - since 1986        investment companies   Professor of Economics, Graduate School of
Trustee of DFAITC.             DIG - since 1993                                  Business, University of Chicago. Senior
1101 E. 58th Street            DEM - since 1993                                  Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                           President, Cardean University (division of
                                                                                 UNext.com). Member of the Boards of Milwaukee
                                                                                 Mutual Insurance Company and UNext.com. Formerly,
                                                                                 Trustee, First Prairie Funds (registered
                                                                                 investment company). Trustee, Harbor Fund
                                                                                 (registered investment company) (13 Portfolios).

     NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
        WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS               LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAITC - since 1993        75 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG        DFAIDG - since 1981        investment companies   Management. Director, BIRR Portfolio Analysis,
and DEM.                       DIG - since 1993                                  Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.             DEM - since 1993                                  Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                        publishing and consulting). Partner, Zebra
P.O. Box 208200                                                                  Capital Management, LLC (hedge fund manager).
New Haven, CT                                                                    Formerly, Director, Hospital Fund, Inc.
06520-8200                                                                       (investment management services).
Date of Birth: 5/27/43

Robert C. Merton               DFA ITC - since 2003       75 portfolios in 4     John and Natty McArthur University Professor,
Director of DFAIDG, DIG        DFA IDG - since 2003       investment companies   Graduate School of Business Administration,
and DEM.                       DFA DIG - since 2003                              Harvard University (since 1998). George Fisher
Trustee of DFAITC.             DEM - since 2003                                  Baker Professor of Business Administration,
Harvard Business School                                                          Graduate School of Business Administration,
397 Morgan Hall                                                                  Harvard University (1988-1998), Co-founder, Chief
Soldiers Field                                                                   Science Officer, Integrated Finance Limited
Boston, MA 02163                                                                 (since 2002). Director, MF Risk, Inc. (risk
Date of Birth: 7/31/44                                                           managemetnt software) (since 2001). Director,
                                                                                 Peninsula Banking Group (bank) (since 2003).
                                                                                 Director, Community First Financial Group (bank
                                                                                 holding company) (since 2003). Formerly,
                                                                                 Co-Founder and Principal, Long-Term Capital
                                                                                 Management. Director, Vical Incorporated
                                                                                 (biopharamceutical product development).

Myron S. Scholes               DFAITC - since 1993        75 portfolios in 4     Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG        DFAIDG - since 1981        investment companies   Stanford University. Managing Partner, Oak Hill
and DEM.                       DIG - since 1993                                  Capital Management (private equity firm).
Trustee of DFAITC.             DEM - since 1993                                  Chairman, Oak Hill Platinum Partners (hedge
Oak Hill Capital                                                                 fund). Director, Chicago Mercantile Exchange.
Management, Inc.                                                                 Consultant, Arbor Investors. Formerly, Director,
2775 Sand Hill Rd.                                                               Smith Breeden Family of Funds. Director, American
Suite 220                                                                        Century Fund Complex (registered investment
Menlo Park, CA 94025                                                             companies) (38 Portfolios); and Director, Chicago
Date of Birth: 7/01/41                                                           Mercantile Exchange Holdings Inc..

Abbie J. Smith                 DFAITC - since 2000        75 portfolios in 4     Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG        DFAIDG - since 2000        investment companies   Graduate School of Business, University of
and DEM.                       DIG - since 2000                                  Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.             DEM - since 2000                                  Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                      Industries Inc. (office furniture) and Director,
University of Chicago                                                            Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                 DFAITC - since 1993        75 portfolios in 4     Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief      DFAIDG - since 1981        investment companies   Chief Investment Officer and President of
Executive Officer, Chief       DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and         DEM - since 1993                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG                                                         Chief Executive Officer, Chief Investment Officer
and DEM. Chairman,                                                               and President of DFAITC. Director of Dimensional
Trustee, Chief Executive                                                         Fund Advisors Ltd. and formerly Chief Investment
Officer, Chief Investment                                                        Officer. Director, Chief Investment Officer and
Officer and President of                                                         President of DFA Australia Ltd. Formerly,
DFAITC.                                                                          Director of Dimensional Funds PLC. Chairman,
1299 Ocean Avenue                                                                Director, Chief Executive Officer and Chief
Santa Monica, CA 90401                                                           Investment Officer of Dimensional Fund Advisors
Date of Birth: 12/02/46                                                          Canada Inc. (All Chief Investment Officer
                                                                                 positions held starting 1/1/2003 except for
                                                                                 Dimensional Fund Advisors Canada Inc., which was
                                                                                 from 6/17/2003.)

                                                                                 Limited Partner, Oak Hill Partners. Director,
                                                                                 University of Chicago Business School. Formerly,
                                                                                 Director, SA Funds (registered investment
                                                                                 company). Formerly Director, Assante Corporation
                                                                                 (investment management) (until 2002).

     NAME, AGE, POSITION                                  PORTFOLIOS WITHIN THE
        WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS               LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*            DFAITC - since 1993        75 portfolios in 4     Chairman and Director (and prior to 1/1/2003,
Chairman and Director of       DFAIDG - since 1981        investment companies   Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.           DIG - since 1992                                  Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of        DEM - since 1993                                  and DEM. Chairman, Trustee (and prior to
DFAITC.                                                                          1/1/2003, Chief Investment Officer) of DFAITC.
1299 Ocean Avenue                                                                Director and formerly President of Dimensional
Santa Monica, CA 90401                                                           Fund Advisors Ltd. Director (and prior to
Date of Birth: 9/07/44                                                           1/1/2003, Chief Investment Officer) of DFA
                                                                                 Australia Ltd. Director of Dimensional Funds PLC
                                                                                 and Dimensional Fund Advisors Canada Inc.

                                                                                 Trustee, St. Louis University. Life Trustee and
                                                                                 Member of Investment Committee, DePaul
                                                                                 University. Director, The German St. Vincent
                                                                                 Orphan Home. Member of Investment Committee,
                                                                                 Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
            AND ADDRESS                     SERVICE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
                                                    OFFICERS

Arthur H. Barlow                            Since 1993      Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 11/7/55                                      Dimensional Fund Advisors Ltd.

Valerie A. Brown                            Since 2001      Vice President and Assistant Secretary of all the
Vice President and Assistant                                DFA Entities, DFA Australia Limited, Dimensional
Secretary                                                   Fund Advisors Ltd., and since June 2003, Dimensional
Date of Birth: 1/24/67                                      Fund Advisors Canada Inc. Prior to April 2001, legal
                                                            counsel for Dimensional (since March 2000).
                                                            Associate, Jones, Day, Reavis & Pogue from October
                                                            1991 to February 2000.

Stephen A. Clark                            Since 2004      Vice President of all the DFA Entities. April 2001
Vice President                                              to April 2004, Portfolio Manager of Dimensional.
Date of Birth: 8/20/72                                      Formerly, Graduates Student at the University of
                                                            Chicago (September 2000 to March 2001); and
                                                            Associate of US Bancorp Piper Jaffrey (September
                                                            1999 to September 2000).

Truman A. Clark                             Since 1996      Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 4/8/41                                       Dimensional Fund Advisors Ltd.

Christopher S. Crossan                      Since 2004      Vice President of all the DFA Entities. Formerly,
Vice President                                              Senior Compliance Officer, INVESCO Institutional,
Date of Birth: 12/21/65                                     Inc. and its affiliates (August 2000 to January
                                                            2004); Brach Chief, Investment Company and Invesment
                                                            Advisor Inspections, Securities and Exchange
                                                            Commission (April 1994 to August 2000).

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
            AND ADDRESS                     SERVICE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
James L. Davis                              Since 1999      Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 11/29/56                                     Dimensional Fund Advisors Ltd. Formerly at Kansas
                                                            State University, Arthur Andersen & Co., and
                                                            Phillips Petroleum Co.

Robert T. Deere                             Since 1994      Vice President of all the DFA Entities and DFA
Vice President                                              Australia Limited. Formerly, Vice President of
Date of Birth: 10/8/57                                      Dimensional Fund Advisors Ltd.

Robert W. Dintzner                          Since 2001      Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited. Prior to
Date of Birth: 3/18/70                                      April 2001, marketing supervisor and marketing
                                                            coordinator for Dimensional.

Richard A. Eustice                          Since 1998      Vice President and Assistant Secretary of all the
Vice President and Assistant Secretary                      DFA Entities and DFA Australia Limited. Formerly,
Date of Birth: 8/5/65                                       Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr.                         Since 1993      Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 1/21/61                                      Dimensional Fund Advisors Ltd.

Robert M. Fezekas                           Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                              December 2001, Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                             Since 2004      Vice President of all DFA Entities. Prior to April
Vice President                                              2004, institutional client service representative of
Date of Birth: 8/2/68                                       Dimensional.

Gretchen A. Flicker                         Since 2004      Vice President of all DFA Entities. Prior to April
Vice President                                              2004, institutional client service representative of
Date of Birth: 6/9/71                                       Dimensional.

Glenn S. Freed                              Since 2001      Vice President of all the DFA Entities. Formerly,
Vice President                                              Professor and Associate Dean of the Leventhal School
Date of Birth: 11/24/61                                     of Accounting (September 1998 to August 2001) and
                                                            Academic Director Master of Business Taxation
                                                            Program (June 1996 to August 2001) at the University
                                                            of Southern California Marshall School of Business.

Henry F. Gray                               Since 2000      Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited. Prior to
Date of Birth: 9/22/67                                      July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                        Since 1997      Vice President, Controller and Assistant Treasurer
Vice President, Controller and                              of all the DFA Entities, DFA Australia Limited, and
Assistant Treasurer                                         Dimensional Fund Advisors Ltd. Formerly, Assistant
Date of Birth: 1/22/61                                      Secretary of Dimensional Fund Advisors Ltd..

Christine W. Ho                             Since 2004      Vice President of all DFA Entities. Prior to April
Vice President                                              2004, Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                                Since 2004      Vice President of all DFA Entities. Prior to April
Vice President                                              2004, counsel of Dimensional. Formerly, an Associate
Date of Birth: 11/8/73                                      at Gibson, Dunn & Crutcher LLP (September 1997 to
                                                            August 2001).

Patrick Keating                             Since 2003      Vice President of all the DFA Entities and
Vice President                                              Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                                     Director, President and Chief Executive Officer,
                                                            Assante Asset Management, Inc. (October 2000 to
                                                            December 2002); Director, Assante Capital Management
                                                            (October 2000 to December 2002); President and Chief
                                                            Executive Officer, Assante Capital Management
                                                            (October 2000 to April 2001); Executive Vice
                                                            President, Assante Corporation (May 2001 to December
                                                            2002); Director, Assante Asset Management Ltd.
                                                            (September 1997 to December 2002); President and
                                                            Chief Executive Officer, Assante Asset Management
                                                            Ltd. (September 1998 to May 2001); Executive Vice
                                                            President, Loring Ward (financial services company)
                                                            (January 1996 to September 1998).

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
            AND ADDRESS                     SERVICE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                          Since 2004      Vice President of all the DFA Entities. From April
Vice President                                              2001 to April 2004, Portfolio Manager for
Date of Birth: 11/7/71                                      Dimensional. Formerly, a trader at Lincoln Capital
                                                            Fixed Income Management (formerly Lincoln Capital
                                                            Management Company).

Heather H. Mathews                          Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, Portfolio Manager for Dimensional Fund
Date of Birth: 12/12/69                                     Advisors Inc. Formerly, Graduate Student at Harvard
                                                            University (August 1998 to June 2000).

David M. New                                Since 2003      Vice President of all the DFA Entities. Formerly,
Vice President                                              Client Service Manager of Dimensional. Formerly,
Date of Birth: 2/9/60                                       Director of Research, Wurts and Associates
                                                            (investment consulting firm) (December 2000 to June
                                                            2002); and President, Kobe Investment Research
                                                            (August 1999 to November 2000).

Catherine L. Newell                       Vice President    Vice President and Secretary of all the DFA
Vice President and Secretary                since 1997      Entities. Vice President and Assistant Secretary of
Date of Birth: 5/7/64                     and Secretary     DFA Australia Limited (since February 2002, April
                                            since 2000      1997 and May 2002, respectively). Vice President and
                                                            Secretary of Dimensional Fund Advisors Canada Inc.
                                                            (since June 2003). Director, Dimensional Funds plc
                                                            (since January 2002). Formerly, Assistant Secretary
                                                            of all DFA Entities and Dimensional Fund Advisors
                                                            Ltd.

David A. Plecha                             Since 1993      Vice President of all the DFA Entities, DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors
Date of Birth: 10/26/61                                     Ltd..

Edwardo A. Repetto                          Since 2002      Vice President of all the DFA Entities. Formerly,
Vice President                                              Research Associate for Dimensional (June 2000 to
Date of Birth: 1/28/67                                      April 2002). Formerly, Research Scientist (August
                                                            1998 to June 2000), California Institute of
                                                            Technology.

Michael T. Scardina                         Since 1993      Vice President, Chief Financial Officer and
Vice President,                                             Treasurer of all the DFA Entities, DFA Australia
Chief Financial Officer                                     Limited and Dimensional Fund Advisors Ltd., and
and Treasurer                                               since June 2003, Dimensional Fund Advisors Canada
Date of Birth: 10/12/55                                     Inc. Director, Dimensional Fund Advisors Ltd. (since
                                                            February 2002) and Dimensional Funds, plc (January
                                                            2002).

David E. Schneider                          Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                              2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                           Since 2001      Vice President of all the DFA Entities. Director of
Vice President                                              Dimensional Fund Advisors, Ltd. Formerly, Vice
Santa Monica, CA                                            President of DFA Australia Limited. Formerly,
Date of Birth: 8/24/54                                      Director of Dimensional Funds plc. Formerly,
                                                            Managing Principal, Payden & Rygel Investment
                                                            Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*               Since 1988      Executive Vice President of all the DFA Entities and
Executive Vice President                                    DFA Australia Limited. Vice President (formerly,
Santa Monica, CA                                            Executive Vice President) of Dimensional Fund
Date of Birth: 12/2/46                                      Advisors Ltd. (since January 2003) and Dimensional
                                                            Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                              Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, Portfolio Manager of Dimensional.
Date of Birth: 5/26/56                                      Formerly, Principal of William M. Mercer,
                                                            Incorporated (July 1995 to June 2001).

Carl G. Snyder                              Since 2000      Vice President of all the DFA Entities. Prior to
Vice President                                              July 2000, Portfolio Manager of Dimensional.
Santa Monica, CA                                            Formerly, Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                          Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 11/10/47                                     representative of Dimensional.

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
            AND ADDRESS                     SERVICE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                          Since 2004      Vice President of all the DFA Entities and
Vice President                                              Dimensional Fund Advisors Canada Inc. (since June
Date of Birth: 3/25/73                                      2003). Prior to April 2002, Regional Director of
                                                            Dimensional. Formerly, Vice President and General
                                                            Manager of Assante Global Advisors (July 2000 to
                                                            April 2002); Vice President of Assante Asset
                                                            Management Inc. (March 2000 to July 2000); and
                                                            Private Client Manager at Loring Ward Investment
                                                            Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                             Since 1997      Vice President of all the DFA Entities, DFA
Vice President                                              Australia Limited, Dimensional Fund Advisors Ltd.,
Santa Monica, CA                                            and since June 2003, Dimensional Fund Advisors
Date of Birth: 3/10/66                                      Canada Inc.

Carol W. Wardlaw                            Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 8/7/58                                       representative of Dimensional.

Weston J. Wellington                        Since 1997      Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                           Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                              2001, Director of Financial Advisors Services of
Santa Monica, CA                                            Dimensional. Director of Dimensional Fund Advisors
Date of Birth: 3/3/45                                       Ltd. (since October 2003) and President of
                                                            Dimensional Fund Advisors Canada Inc. (since June
                                                            2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================


                        DIMENSIONAL INVESTMENT GROUP INC.

                 The DFA U.S. Small Cap Institutional Portfolio


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2004


================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                             ------
DIMENSIONAL INVESTMENT GROUP INC.
      Performance Chart                                                          1
      Management's Discussion and Analysis                                       2
      Disclosure of Fund Expenses                                                4
      Statement of Assets and Liabilities                                        5
      Statement of Operations                                                    6
      Statements of Changes in Net Assets                                        7
      Financial Highlights                                                       8
      Notes to Financial Statements                                              9
      Report of Independent Registered Certified Public Accounting Firm         12

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP SERIES
      Performance Chart                                                         13
      Disclosure of Fund Expenses                                               14
      Disclosure of Portfolio Holdings                                          15
      Schedule of Investments                                                   16
      Statement of Assets and Liabilities                                       43
      Statement of Operations                                                   44
      Statements of Changes in Net Assets                                       45
      Financial Highlights                                                      46
      Notes to Financial Statements                                             47
      Report of Independent Registered Certified Public Accounting Firm         50

FUND MANAGEMENT                                                                 51

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                     57

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                              DFA SMALL CAP
                         INSTITUTIONAL PORTFOLIO    RUSSELL 2000 INDEX
11/30/1994                     $       10,000          $       10,000
12/31/1994                     $       10,120          $       10,268
 1/31/1995                     $       10,189          $       10,139
 2/28/1995                     $       10,522          $       10,560
 3/31/1995                     $       10,728          $       10,741
 4/30/1995                     $       11,081          $       10,979
 5/31/1995                     $       11,297          $       11,168
 6/30/1995                     $       11,876          $       11,748
 7/31/1995                     $       12,611          $       12,425
 8/31/1995                     $       12,983          $       12,682
 9/30/1995                     $       13,209          $       12,909
10/31/1995                     $       12,532          $       12,332
11/30/1995                     $       12,908          $       12,850
12/31/1995                     $       13,208          $       13,189
 1/31/1996                     $       13,250          $       13,174
 2/29/1996                     $       13,693          $       13,585
 3/31/1996                     $       13,998          $       13,867
 4/30/1996                     $       14,934          $       14,609
 5/31/1996                     $       15,702          $       15,184
 6/30/1996                     $       14,986          $       14,560
 7/31/1996                     $       13,744          $       13,289
 8/31/1996                     $       14,555          $       14,061
 9/30/1996                     $       15,007          $       14,611
10/31/1996                     $       14,797          $       14,386
11/30/1996                     $       15,365          $       14,979
12/31/1996                     $       15,600          $       15,371
 1/31/1997                     $       16,107          $       15,678
 2/28/1997                     $       15,781          $       15,299
 3/31/1997                     $       15,045          $       14,577
 4/30/1997                     $       14,866          $       14,618
 5/31/1997                     $       16,565          $       16,245
 6/30/1997                     $       17,415          $       16,942
 7/31/1997                     $       18,444          $       17,729
 8/31/1997                     $       19,130          $       18,135
 9/30/1997                     $       20,617          $       19,463
10/31/1997                     $       19,718          $       18,608
11/30/1997                     $       19,424          $       18,487
12/31/1997                     $       19,424          $       18,811
 1/31/1998                     $       19,209          $       18,514
 2/28/1998                     $       20,615          $       19,882
 3/31/1998                     $       21,480          $       20,701
 4/30/1998                     $       21,788          $       20,815
 5/31/1998                     $       20,653          $       19,693
 6/30/1998                     $       20,363          $       19,734
 7/31/1998                     $       18,795          $       18,136
 8/31/1998                     $       14,939          $       14,614
 9/30/1998                     $       15,875          $       15,758
10/31/1998                     $       16,579          $       16,401
11/30/1998                     $       17,659          $       17,260
12/31/1998                     $       18,403          $       18,329
 1/31/1999                     $       18,703          $       18,573
 2/28/1999                     $       17,106          $       17,068
 3/31/1999                     $       16,955          $       17,335
 4/30/1999                     $       18,496          $       18,888
 5/31/1999                     $       19,229          $       19,163
 6/30/1999                     $       20,358          $       20,030
 7/31/1999                     $       20,189          $       19,481
 8/31/1999                     $       19,662          $       18,760
 9/30/1999                     $       19,550          $       18,764
10/31/1999                     $       19,325          $       18,841
11/30/1999                     $       20,923          $       19,966
12/31/1999                     $       23,118          $       22,226
 1/31/2000                     $       23,097          $       21,868
 2/29/2000                     $       26,968          $       25,478
 3/31/2000                     $       25,800          $       23,799
 4/30/2000                     $       23,772          $       22,366
 5/31/2000                     $       22,524          $       21,062
 6/30/2000                     $       24,838          $       22,899
 7/31/2000                     $       24,162          $       22,162
 8/31/2000                     $       26,148          $       23,853
 9/30/2000                     $       25,636          $       23,151
10/31/2000                     $       24,510          $       22,119
11/30/2000                     $       22,258          $       19,847
12/31/2000                     $       23,749          $       21,552
 1/31/2001                     $       25,825          $       22,675
 2/28/2001                     $       24,094          $       21,188
 3/31/2001                     $       23,010          $       20,151
 4/30/2001                     $       24,832          $       21,727
 5/31/2001                     $       25,985          $       22,262
 6/30/2001                     $       27,300          $       23,030
 7/31/2001                     $       26,284          $       21,784
 8/31/2001                     $       25,501          $       21,080
 9/30/2001                     $       21,880          $       18,243
10/31/2001                     $       23,332          $       19,310
11/30/2001                     $       25,155          $       20,805
12/31/2001                     $       26,822          $       22,088
 1/31/2002                     $       26,640          $       21,859
 2/28/2002                     $       25,942          $       21,260
 3/31/2002                     $       28,142          $       22,969
 4/30/2002                     $       28,246          $       23,178
 5/31/2002                     $       27,054          $       22,149
 6/30/2002                     $       25,655          $       21,050
 7/31/2002                     $       21,979          $       17,872
 8/31/2002                     $       22,005          $       17,825
 9/30/2002                     $       20,348          $       16,545
10/31/2002                     $       21,126          $       17,077
11/30/2002                     $       23,016          $       18,600
12/31/2002                     $       21,734          $       17,564
 1/31/2003                     $       21,161          $       17,077
 2/28/2003                     $       20,481          $       16,561
 3/31/2003                     $       20,690          $       16,775
 4/30/2003                     $       22,780          $       18,365
 5/31/2003                     $       25,313          $       20,336
 6/30/2003                     $       26,019          $       20,704
 7/31/2003                     $       27,666          $       22,000
 8/31/2003                     $       29,050          $       23,008
 9/30/2003                     $       28,605          $       22,582
10/31/2003                     $       31,113          $       24,479
11/30/2003                     $       32,263          $       25,348
12/31/2003                     $       33,000          $       25,863
 1/31/2004                     $       34,525          $       26,985
 2/29/2004                     $       34,814          $       27,228
 3/31/2004                     $       34,998          $       27,481
 4/30/2004                     $       33,579          $       26,080
 5/31/2004                     $       33,920          $       26,494
 6/30/2004                     $       35,413          $       27,610
 7/31/2004                     $       32,884          $       25,752
 8/31/2004                     $       32,409          $       25,620
 9/30/2004                     $       34,010          $       26,822
10/31/2004                     $       34,670          $       27,350
11/30/2004                     $       37,730          $       29,721

AVERAGE ANNUAL          ONE        FIVE        TEN
TOTAL RETURN            YEAR       YEARS      YEARS
---------------------------------------------------
                       16.95%      12.52%     14.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                               20.00%
Russell 3000 Growth Index                                                               6.24%
CRSP 9-10 Index (micro cap companies)                                                  14.99%
Russell 2000 Index (small companies)                                                   17.25%
Russell 1000 Index (large companies)                                                   12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                                       23.72%
Russell 2000 Growth Index (small growth companies)                                     10.84%
Russell 1000 Value Index (large value companies)                                       19.65%
Russell 1000 Growth Index (large growth companies)                                      5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

     The DFA U.S. Small Cap Institutional Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2004, the Master Fund held 3,104 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks. Total returns were 12.85% for the S&P 500(R) Index, and 17.25% for the Russell 2000 Index. Total return for the U.S. Small Cap Institutional Portfolio over this period was 16.95%. Relative to the Russell 2000 Index, the underperformance of the Portfolio was primarily due to lesser exposure to REIT securities. Total return for the Wilshire REIT Index was 30.40%, outperforming other stocks in the Russell 2000 Index by a significant margin. The average weight allocated to REITs was 0% for the Portfolio compared to 6% for the Russell 2000 Index. To a lesser extent, underperformance was due to greater exposure to very small company stocks. Stocks falling in the bottom 2.5% of the US equity universe when ranked by market capitalization underperformed the Russell 2000 Index, and average weight allocated to this sector was 22% for the Portfolio compared to 17% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                                    BEGINNING     ENDING                   EXPENSES
                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                      VALUE        VALUE       EXPENSE      DURING
THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO                       6/01/04      11/30/04      RATIO       PERIOD*
----------------------------------------------                      ----------   ----------   ----------   --------
Actual Fund Return                                                  $ 1,000.00   $ 1,112.30      0.18%     $   0.95
Hypothetical 5% Return                                              $ 1,000.00   $ 1,024.10      0.18%     $   0.91

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Receivable for Investment Securities Sold                           $    105,251
                                                                    ------------
      Total Assets                                                       105,251
                                                                    ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                  105,191
   Due to Advisor                                                              6
Accrued Expenses and Other Liabilities                                        18
                                                                    ------------
      Total Liabilities                                                  105,215
                                                                    ------------
NET ASSETS                                                          $         36
                                                                    ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                     $         36
Accumulated Net Investment Income (Loss)                                      --
Accumulated Net Realized Gain (Loss)                                          --
                                                                    ------------
      Total Net Assets                                              $         36
                                                                    ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company         $        715
                                                                               ------------
EXPENSES
   Administrative Services                                                               72
   Accounting & Transfer Agent Fees                                                       2
   Legal Fees                                                                             6
   Audit Fees                                                                             2
   Filing Fees                                                                            1
   Shareholders' Reports                                                                 26
   Other                                                                                  2
                                                                               ------------
          Total Expenses                                                                111
                                                                               ------------
   NET INVESTMENT INCOME (LOSS)                                                         604
                                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Capital Gain Distributions Received from The DFA Investment Trust Company             99
   Net Realized Gain (Loss) on Investment Securities Sold                            71,584
   Change in Unrealized Appreciation (Depreciation) of Investment Securities        (53,172)
                                                                               ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                          18,511
                                                                               ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $     19,115
                                                                               ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                      YEAR           YEAR
                                                                                      ENDED          ENDED
                                                                                     NOV. 30,       NOV. 30,
                                                                                       2004           2003
                                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $        604   $      1,290
   Capital Gain Distributions Received from The DFA Investment Trust Company                 99             --
   Net Realized Gain (Loss) on Investment Securities Sold                                71,584         (8,677)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            (53,172)        67,860
                                                                                   ------------   ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                19,115         60,473
                                                                                   ------------   ------------
Distributions From:
   Net Investment Income                                                                 (1,793)        (1,236)
   Net Short-Term Gains                                                                  (2,743)            --
   Net Long-Term Gains                                                                  (43,935)           (68)
                                                                                   ------------   ------------
          Total Distributions                                                           (48,471)        (1,304)
                                                                                   ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                                         18,413        135,719
   Shares Issued in Lieu of Cash Distributions                                            1,794          1,304
   Shares Redeemed                                                                     (266,641)      (117,712)
                                                                                   ------------   ------------
          Net Increase (Decrease) from Capital Share Transactions                      (246,434)        19,311
                                                                                   ------------   ------------
          Total Increase (Decrease)                                                    (229,113)        78,480

NET ASSETS
   Beginning of Period                                                                  229,149        150,669
                                                                                   ------------   ------------
   End of Period                                                                   $         36   $    229,149
                                                                                   ============   ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                       1,482         12,840
      Shares Issued in Lieu of Cash Distributions                                           144            153
      Shares Redeemed                                                                   (20,185)       (11,388)
                                                                                   ------------   ------------
                                                                                        (18,559)         1,605
                                                                                   ============   ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR             YEAR             YEAR              YEAR            YEAR
                                                   ENDED            ENDED            ENDED             ENDED           ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,        NOV. 30,
                                                    2004             2003             2002             2001             2000
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period            $      12.35     $       8.89     $      10.91     $      10.87     $      11.13
                                                ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         0.07             0.07             0.07             0.09             0.08
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                   2.00             3.46            (0.85)            1.20             0.60
                                                ------------     ------------     ------------     ------------     ------------
      Total from Investment Operations                  2.07             3.53            (0.78)            1.29             0.68
                                                ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                               (0.13)           (0.07)           (0.08)           (0.09)           (0.08)
   Net Realized Gains                                     --               --            (1.16)           (1.16)           (0.86)
                                                ------------     ------------     ------------     ------------     ------------
      Total Distributions                              (0.13)           (0.07)           (1.24)           (1.25)           (0.94)
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                  $      14.29*    $      12.35     $       8.89     $      10.91     $      10.87
                                                ============     ============     ============     ============     ============
Total Return                                           16.95%           40.17%           (8.50)%          13.02%            6.38%

Net Assets, End of Period (thousands)           $         36     $    229,149     $    150,669     $    169,276     $    150,975
Ratio of Expenses to Average Net Assets (1)             0.18%            0.18%            0.18%            0.17%            0.18%
Ratio of Net Investment Income to Average
   Net Assets                                           0.59%            0.77%            0.78%            0.84%            0.67%
Portfolio Turnover Rate                                  N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series             16%              16%              34%              13%              38%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
* Represents the Portfolio's final net asset value prior to cessation of operations.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which The DFA U.S. Small Cap Institutional Portfolio (the "Portfolio") is presented in this report.

     Prior to November 30, 2004, the Portfolio invested all of its assets in The U.S. Small Cap Series (the "Series", or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     The Portfolio's shareholder redeemed all of their shares on November 30, 2004. Following this transaction, the Portfolio ceased operations. The Portfolio had total net assets of approximately $36,000 after the redemption occurred. After all of the Portfolio's expenses have been paid, any amounts remaining shall be paid to the liquidating shareholder.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio were valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,751.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.20% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.20% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.20% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver shall remain in effect for a period of one year from April 1, 2004 to April 1, 2005 and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there are no previously waived fees subject to future reimbursement to the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and has distributed substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a liquidating distribution were reclassified to the following accounts (amounts in thousands) as of November 30, 2004:

                                                          INCREASE          INCREASE
                                                         (DECREASE)        (DECREASE)
                                      INCREASE           ACCUMULATED     UNDISTRIBUTED
                                     (DECREASE)         NET REALIZED     NET INVESTMENT
                                   PAID-IN CAPITAL          GAIN             INCOME
                                   ---------------      ------------     --------------
                                   $        46,679      $       (110)    $          110

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                        ORDINARY
                                                       INCOME AND
                                                       SHORT-TERM      LONG-TERM
                                                      CAPITAL GAINS   CAPITAL GAIN      TOTAL
                                                      -------------   ------------    ---------
      2004                                              $   4,536      $   43,935     $  48,471
      2003                                                  1,236              68         1,304

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, there were no distributable earnings/(accumulated losses) in the Portfolio.

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $128,000.

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2004.

F.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund entered into contracts that contained a variety of representations and warranties and which provided general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA U.S. Small Cap Institutional Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

As discussed in Note A, on November 30, 2004, the Portfolio ceased operations.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

               THE U.S. SMALL CAP SERIES    RUSSELL 2000 INDEX
11/30/1994             $   10,000               $   10,000
12/31/1994             $   10,126               $   10,268
 1/31/1995             $   10,193               $   10,139
 2/28/1995             $   10,527               $   10,560
 3/31/1995             $   10,727               $   10,741
 4/30/1995             $   11,083               $   10,979
 5/31/1995             $   11,306               $   11,168
 6/30/1995             $   11,885               $   11,748
 7/31/1995             $   12,621               $   12,425
 8/31/1995             $   12,988               $   12,682
 9/30/1995             $   13,222               $   12,909
10/31/1995             $   12,542               $   12,332
11/30/1995             $   12,917               $   12,850
12/31/1995             $   13,225               $   13,189
 1/31/1996             $   13,262               $   13,174
 2/29/1996             $   13,711               $   13,585
 3/31/1996             $   14,014               $   13,867
 4/30/1996             $   14,949               $   14,609
 5/31/1996             $   15,726               $   15,184
 6/30/1996             $   15,009               $   14,560
 7/31/1996             $   13,759               $   13,289
 8/31/1996             $   14,572               $   14,061
 9/30/1996             $   15,034               $   14,611
10/31/1996             $   14,816               $   14,386
11/30/1996             $   15,394               $   14,979
12/31/1996             $   15,625               $   15,371
 1/31/1997             $   16,143               $   15,678
 2/28/1997             $   15,808               $   15,299
 3/31/1997             $   15,066               $   14,577
 4/30/1997             $   14,898               $   14,618
 5/31/1997             $   16,591               $   16,245
 6/30/1997             $   17,446               $   16,942
 7/31/1997             $   18,482               $   17,729
 8/31/1997             $   19,168               $   18,135
 9/30/1997             $   20,651               $   19,463
10/31/1997             $   19,755               $   18,608
11/30/1997             $   19,469               $   18,487
12/31/1997             $   19,469               $   18,811
 1/31/1998             $   19,255               $   18,514
 2/28/1998             $   20,668               $   19,882
 3/31/1998             $   21,528               $   20,701
 4/30/1998             $   21,835               $   20,815
 5/31/1998             $   20,700               $   19,693
 6/30/1998             $   20,423               $   19,734
 7/31/1998             $   18,856               $   18,136
 8/31/1998             $   14,987               $   14,614
 9/30/1998             $   15,924               $   15,758
10/31/1998             $   16,631               $   16,401
11/30/1998             $   17,723               $   17,260
12/31/1998             $   18,466               $   18,329
 1/31/1999             $   18,772               $   18,573
 2/28/1999             $   17,169               $   17,068
 3/31/1999             $   17,016               $   17,335
 4/30/1999             $   18,568               $   18,888
 5/31/1999             $   19,302               $   19,163
 6/30/1999             $   20,444               $   20,030
 7/31/1999             $   20,275               $   19,481
 8/31/1999             $   19,746               $   18,760
 9/30/1999             $   19,643               $   18,764
10/31/1999             $   19,421               $   18,841
11/30/1999             $   21,023               $   19,966
12/31/1999             $   23,235               $   22,226
 1/31/2000             $   23,216               $   21,868
 2/29/2000             $   27,103               $   25,478
 3/31/2000             $   25,940               $   23,799
 4/30/2000             $   23,901               $   22,366
 5/31/2000             $   22,644               $   21,062
 6/30/2000             $   24,967               $   22,899
 7/31/2000             $   24,280               $   22,162
 8/31/2000             $   26,281               $   23,853
 9/30/2000             $   25,766               $   23,151
10/31/2000             $   24,643               $   22,119
11/30/2000             $   22,385               $   19,847
12/31/2000             $   23,885               $   21,552
 1/31/2001             $   25,973               $   22,675
 2/28/2001             $   24,248               $   21,188
 3/31/2001             $   23,159               $   20,151
 4/30/2001             $   24,975               $   21,727
 5/31/2001             $   26,154               $   22,262
 6/30/2001             $   27,469               $   23,030
 7/31/2001             $   26,448               $   21,784
 8/31/2001             $   25,654               $   21,080
 9/30/2001             $   22,024               $   18,243
10/31/2001             $   23,476               $   19,310
11/30/2001             $   25,314               $   20,805
12/31/2001             $   27,005               $   22,088
 1/31/2002             $   26,818               $   21,859
 2/28/2002             $   26,124               $   21,260
 3/31/2002             $   28,347               $   22,969
 4/30/2002             $   28,440               $   23,178
 5/31/2002             $   27,237               $   22,149
 6/30/2002             $   25,848               $   21,050
 7/31/2002             $   22,142               $   17,872
 8/31/2002             $   22,164               $   17,825
 9/30/2002             $   20,497               $   16,545
10/31/2002             $   21,284               $   17,077
11/30/2002             $   23,183               $   18,600
12/31/2002             $   21,908               $   17,564
 1/31/2003             $   21,323               $   17,077
 2/28/2003             $   20,645               $   16,561
 3/31/2003             $   20,855               $   16,775
 4/30/2003             $   22,959               $   18,365
 5/31/2003             $   25,531               $   20,336
 6/30/2003             $   26,233               $   20,704
 7/31/2003             $   27,894               $   22,000
 8/31/2003             $   29,297               $   23,008
 9/30/2003             $   28,851               $   22,582
10/31/2003             $   31,376               $   24,479
11/30/2003             $   32,529               $   25,348
12/31/2003             $   33,296               $   25,863
 1/31/2004             $   34,803               $   26,985
 2/29/2004             $   35,110               $   27,228
 3/31/2004             $   35,298               $   27,481
 4/30/2004             $   33,862               $   26,080
 5/31/2004             $   34,215               $   26,494
 6/30/2004             $   35,724               $   27,610
 7/31/2004             $   33,174               $   25,752
 8/31/2004             $   32,702               $   25,620
 9/30/2004             $   34,319               $   26,822
10/31/2004             $   34,981               $   27,350
11/30/2004             $   38,056               $   29,721

AVERAL ANNUAL              ONE        FIVE         TEN
TOTAL RETURN              YEAR        YEARS       YEARS
--------------------------------------------------------
                         16.99%       12.60%      14.30%

- The series invests in a broad cross-section of U.S. small and micro cap stocks.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                BEGINNING     ENDING                  EXPENSES
                                                 ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                  VALUE        VALUE       EXPENSE     DURING
THE U.S. SMALL CAP SERIES                        6/01/04     11/30/04       RATIO     PERIOD*
-------------------------                      -----------  -----------  ----------   --------
Actual Fund Return                             $  1,000.00  $  1,161.30        0.07%  $   0.38
Hypothetical 5% Return                         $  1,000.00  $  1,024.65        0.07%  $   0.35

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (Unaudited)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classification.

                            THE U.S. SMALL CAP SERIES

Information Technology                                        20.7%
Consumer Discretionary                                        16.5
Industrials                                                   15.6
Health Care                                                   14.8
Financials                                                    13.1
Materials                                                      6.3
Energy                                                         5.8
Consumer Staples                                               3.4
Utilities                                                      2.6
Telecommunication Services                                     1.0
Other                                                          0.2
                                                             -----
                                                             100.0%
                                                             =====

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 COMMON STOCKS -- (91.8%)
 * 1-800 CONTACTS, Inc.                                                           30,578   $       626,543
 * 1-800-FLOWERS.COM, Inc.                                                        67,023           556,291
   1st Independence Financial Group,
     Inc.                                                                          1,100            20,735
   1st Source Corp.                                                               44,731         1,174,189
 # 21st Century Holding Co.                                                        1,650            21,631
   21st Century Insurance Group                                                  184,700         2,397,406
 * 24/7 Real Media, Inc.                                                           3,180            12,020
 * 3-D Systems Corp.                                                              24,600           396,306
 * 4Kids Entertainment, Inc.                                                      31,200           637,416
*# 8X8, Inc.                                                                      19,200            70,848
*# 99 Cents Only Stores                                                          159,900         2,385,708
 * @Road, Inc.                                                                   125,400           756,162
 * A. B. Watley Group, Inc.                                                        9,400             2,256
 * A.C. Moore Arts & Crafts, Inc.                                                 44,800         1,289,792
 * A.D.A.M., Inc.                                                                    700             2,590
*# aaiPharma, Inc.                                                                47,250           146,002
 * Aames Investment Corp.                                                             33               360
 * AAON, Inc.                                                                     13,100           208,290
 * AAR Corp.                                                                      74,183         1,014,082
   Aaron Rents, Inc.                                                              40,100           972,826
   Aaron Rents, Inc. Class A                                                       8,550           187,672
 * Abaxis, Inc.                                                                   18,300           229,482
   ABC Bancorp                                                                     8,310           172,017
 * Abgenix, Inc.                                                                 204,317         2,073,818
 * Abiomed, Inc.                                                                  50,270           763,099
 * Able Laboratories, Inc.                                                        39,700           863,475
 * Ablest, Inc.                                                                    2,100            15,582
   ABM Industries, Inc.                                                          111,600         2,449,620
   Abrams Industries, Inc.                                                           200               780
 * ABX Air, Inc.                                                                  66,600           523,476
 * Acacia Research-Acacia Technologies                                            20,960            95,368
 * Acacia Research-CombiMatrix                                                    18,034            60,594
 * Accelrys, Inc.                                                                 56,300           352,438
*# Access Pharmaceuticals, Inc.                                                   35,600           124,600
 * Acclaim Entertainment, Inc.                                                    12,500               121
 * Accredited Home Lenders Holding Co.                                            27,382         1,176,057
 * Accredo Health, Inc.                                                          108,400         2,934,388
 * ACE Cash Express, Inc.                                                         30,342           809,373
 * ACE*COMM Corp.                                                                  7,500            16,500
   Aceto Corp.                                                                    36,950           628,150
 * Aclara BioSciences, Inc.                                                       60,271           251,933
 * Acme Communications, Inc.                                                      36,700           215,796
   Acme United Corp.                                                               3,400            41,310
 * ACT Manufacturing, Inc.                                                           800                 4
 * ACT Teleconferencing, Inc.                                                     27,900            31,527
 * Actel Corp.                                                                    58,135           997,597
   Action Performance Companies, Inc.                                             42,200           455,338
 * ActivCard Corp.                                                                92,943           739,826
 * Active Power, Inc.                                                             96,856           440,695
 * Actuant Corp.                                                                  54,680         2,571,054
 * Actuate Corp.                                                                 141,900           336,303
   Acuity Brands, Inc.                                                            27,700           815,211
   Adams Resources & Energy, Inc.                                                  4,200            74,550
 * Adaptec, Inc.                                                                 239,400         1,867,320
 * ADDvantage Technologies Group, Inc.                                             4,200            22,050
 * ADE Corp.                                                                      13,300           245,518
 * Adept Technology, Inc.                                                          7,000   $        11,550
 * Administaff, Inc.                                                              59,900           892,510
 * Adolor Corp.                                                                   89,400         1,236,402
 * Advanced Digital Information Corp.                                            146,200         1,342,116
 * Advanced Energy Industries, Inc.                                               75,200           642,960
 * Advanced Magnetics, Inc.                                                       12,300           172,815
   Advanced Marketing Services, Inc.                                              42,250           454,187
*# Advanced Medical Optics, Inc.                                                  77,000         3,201,660
 * Advanced Neuromodulation Systems,
     Inc.                                                                         46,398         1,674,968
 * Advanced Nutraceuticals, Inc.                                                     700             2,450
*# Advanced Photonix, Inc.                                                         9,000            14,940
 * Advanced Power Technology, Inc.                                                22,995           172,692
   Advanta Corp. Class A                                                          22,117           494,978
   Advanta Corp. Class B Non-Voting                                               42,042         1,003,963
 * Advent Software, Inc.                                                          76,385         1,528,464
   Advo, Inc.                                                                     70,250         2,466,477
 * Aehr Test Systems                                                               7,100            15,478
 * AEP Industries, Inc.                                                           13,000           142,220
 * AeroCentury Corp.                                                                 300               825
 * Aeroflex, Inc.                                                                171,250         2,097,812
 * Aeropostale, Inc.                                                             100,850         2,874,225
 * Aerosonic Corp.                                                                 3,900            22,893
 * Aether Systems, Inc.                                                           97,242           361,740
 * Aetrium, Inc.                                                                   9,300            33,480
*# AFC Enterprises, Inc.                                                          39,800           958,384
 * Affiliated Managers Group, Inc.                                                55,050         3,489,069
 * Aftermarket Technology Corp.                                                   45,950           800,449
 * Agile Software Corp.                                                          120,771         1,009,646
*# Agility Capital, Inc.                                                           5,900                38
   Agilysys, Inc.                                                                 74,088         1,224,675
 * Air Methods Corp.                                                              23,570           171,354
 * AirGate PCS, Inc.                                                               5,100           165,597
 * AirNet Systems, Inc.                                                           22,200            73,260
 * Airspan Networks, Inc.                                                         83,300           457,317
 * Airtran Holdings, Inc.                                                        196,800         2,326,176
 * AK Steel Holding Corp.                                                        250,200         3,230,082
*# Akamai Technologies, Inc.                                                      82,588         1,069,515
*# Akorn, Inc.                                                                    19,500            81,120
*# Aksys, Ltd.                                                                    67,191           444,133
   Alabama National Bancorporation                                                38,689         2,446,305
   Alamo Group, Inc.                                                              12,500           261,250
 * Alaska Air Group, Inc.                                                         68,000         2,123,640
 * Alaska Communications Systems
     Group, Inc.                                                                  22,200           190,698
   Albany International Corp. Class A                                             68,872         2,303,768
 * Albany Molecular Research, Inc.                                                71,360           764,979
   Albemarle Corp.                                                                78,881         3,142,619
 * Alderwoods Group, Inc.                                                          6,000            63,480
   Aldila, Inc.                                                                    4,633            60,275
   Alexander & Baldwin, Inc.                                                      72,795         3,079,956
 * Alexion Pharmaceuticals, Inc.                                                  63,500         1,313,180
   Alfa Corp.                                                                    184,078         2,788,782
 * Alico, Inc.                                                                     7,000           390,320
 * Align Technology, Inc.                                                        135,310         1,430,227
 * Alkermes, Inc.                                                                206,211         2,843,650
 * All American Semiconductor, Inc.                                                4,000            24,400
   Allegheny Technologies, Inc.                                                  130,813         2,877,886

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
   Allen Organ Co. Class B                                                           800   $        52,308
   ALLETE, Inc.                                                                   68,000         2,475,200
 * Alliance Gaming Corp.                                                         117,360         1,418,882
 * Alliance Imaging, Inc.                                                        111,000         1,043,400
 * Alliance Semiconductor Corp.                                                   79,000           276,500
 * Allied Defense Group, Inc.                                                     12,400           253,952
 * Allied Healthcare International, Inc.                                          36,000           193,680
 * Allied Healthcare Products, Inc.                                                6,700            41,473
 * Allied Holdings, Inc.                                                           8,300            21,289
 * Allied Motion Technologies, Inc.                                                2,900            19,868
 * Allmerica Financial Corp.                                                      27,600           898,380
 * Allos Therapeutics, Inc.                                                       61,410           128,961
 * Allou HealthCare, Inc. Class A                                                    100                 0
 * Alloy, Inc.                                                                    71,200           320,400
 * Allscripts Healthcare Solutions, Inc.                                          91,149           897,818
 * Almost Family, Inc.                                                             1,600            19,680
 * Alpha Technologies Group, Inc.                                                  7,100             7,100
   Alpharma, Inc. Class A                                                         93,400         1,551,374
   Alpine Group, Inc.                                                             13,500            29,025
 * Alteon, Inc.                                                                   61,700            51,211
 * Altiris, Inc.                                                                  61,300         1,716,400
   Ambassadors Group, Inc.                                                         9,800           340,844
   Ambassadors International, Inc.                                                 9,800           134,652
 * AMC Entertainment, Inc.                                                        64,200         1,240,986
 * Amcast Industrial Corp.                                                         8,500             4,675
   AMCOL International Corp.                                                      67,500         1,363,500
   Amcore Financial, Inc.                                                         57,060         1,856,162
 * Amedisys, Inc.                                                                 33,393         1,099,298
 * AMEN Properties, Inc.                                                           1,975             7,702
 * Amerco, Inc.                                                                   13,900           571,985
 * America Services Group, Inc.                                                   24,758           620,188
*# America West Holdings Corp. Class B                                            80,800           469,448
 * American Banknote Corp.                                                            88                12
 * American Biltrite, Inc.                                                         3,400            40,460
*# American Business Financial Services,
     Inc.                                                                          5,074            17,658
 * American Claims Evaluation, Inc.                                                1,000             2,430
 * American Dental Partners, Inc.                                                 10,500           192,255
   American Ecology Corp.                                                         14,350           173,348
   American Greetings Corp. Class A                                               83,900         2,233,418
*# American Healthways, Inc.                                                      75,600         2,521,260
 * American Independence Corp.                                                     8,400           124,152
 # American Italian Pasta Co.                                                     40,100           772,326
 * American Locker Group, Inc.                                                       300             3,855
 * American Medical Security Group, Inc.                                          27,400           885,842
 * American Medical Systems Holdings,
     Inc.                                                                         77,433         2,954,843
   American Pacific Corp.                                                          7,100            59,285
 * American Physicians Capital, Inc.                                              19,400           646,214
   American Physicians Services Group,
     Inc.                                                                            100             1,015
 * American Retirement Corp.                                                      56,600           449,970
 * American Science & Engineering, Inc.                                           17,200           635,712
   American Shared Hospital Services                                               5,100            26,877
   American Software, Inc. Class A                                                46,205           274,920
   American States Water Co.                                                      38,350           997,483
 * American Superconductor Corp.                                                  63,799           883,361
 * American Technical Ceramics Corp.                                               8,000            80,080
 # American Vanguard Corp.                                                           621            23,753
 * American West Bancorporation                                                    3,552            74,592
   American Woodmark Corp.                                                        37,876         1,523,751
   Americana Bancorp                                                               2,712   $        42,443
 * America's Car-Mart, Inc.                                                       18,000           660,600
*# AMERIGROUP Corp.                                                               49,500         3,415,500
 * AmeriServe Financial, Inc.                                                     29,200           151,840
   Ameristar Casinos, Inc.                                                        62,362         2,510,070
   Ameron International Corp.                                                     18,600           706,428
   AmerUs Group Co.                                                               46,844         2,040,993
 * Amistar Corp.                                                                   1,600             5,440
 * Amkor Technology, Inc.                                                        151,073           830,901
 * AML Communications, Inc.                                                        7,800             7,098
 * AMN Healthcare Services, Inc.                                                  65,100         1,041,600
   Ampco-Pittsburgh Corp.                                                          9,600           129,312
 * Ampex Corp. Class A                                                             5,925            67,545
*# AMR Corp.                                                                      82,700           746,781
   Amrep Corp.                                                                     6,500           115,635
 * Amsurg Corp.                                                                   69,833         1,795,419
 * Amtech Systems, Inc.                                                            1,900             8,075
 * AMX Corp.                                                                      11,000           194,150
*# Anadigics, Inc.                                                                69,900           235,563
 * Analex Corp.                                                                   29,000           117,450
   Analogic Corp.                                                                 29,400         1,332,408
 * Analysts International Corp.                                                   52,200           174,870
*# Analytical Surveys, Inc.                                                          730             1,905
 * Anaren, Inc.                                                                   44,500           597,813
   Anchor Bancorp Wisconsin, Inc.                                                 53,040         1,549,298
   Andersons, Inc.                                                                 8,200           187,616
 * Andrx Group                                                                     2,600            46,280
 * Angeion Corp.                                                                     215               555
   Angelica Corp.                                                                 16,100           408,135
 * Angelo & Maxie's, Inc.                                                          2,016             1,502
 * AngioDynamics, Inc.                                                             7,332           117,312
 * Anika Therapeutics, Inc.                                                        9,900            93,555
 # Anixter International, Inc.                                                    81,400         3,071,222
 * Ansoft Corp.                                                                   29,635           534,023
 * AnswerThink, Inc.                                                             100,625           453,819
 * Ansys, Inc.                                                                    71,200         2,185,128
 * Anteon International Corp.                                                     82,400         3,050,448
 * Anthony & Sylvan Pools Corp.                                                    3,768            20,159
*# Antigenics, Inc.                                                              104,613           985,454
 * AP Pharma, Inc.                                                                45,823            56,821
 * APA Enterprises, Inc.                                                          11,800            25,488
 * APAC Customer Services, Inc.                                                  106,450           180,965
 * Aphton Corp.                                                                   86,739           286,239
   Apogee Enterprises, Inc.                                                       62,815           915,843
*# Apogee Technology, Inc.                                                         5,400            20,628
 * Applera Corp. - Celera Genomics
     Group                                                                         2,900            40,832
 * Applica, Inc.                                                                  55,400           279,770
 * Applied Extrusion Technologies, Inc.                                           21,500             3,655
 * Applied Films Corp.                                                            33,261           737,064
 * Applied Imaging Corp.                                                          15,100             6,946
   Applied Industrial Technologies, Inc.                                          43,100         1,795,115
 * Applied Innovation, Inc.                                                       15,100            54,058
 * Applied Micro Circuits Corp.                                                  133,400           490,912
   Applied Signal Technologies, Inc.                                              25,700           975,572
 * Applix, Inc.                                                                   26,500           117,395
 * Apria Healthcare Group, Inc.                                                   55,300         1,696,051
 * Apropos Technology, Inc.                                                       36,800           110,032
   Aptargroup, Inc.                                                               38,500         2,023,175
 * aQuantive, Inc.                                                               141,025         1,225,507
 * Aquila, Inc.                                                                  533,900         1,868,650

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Aradigm Corp.                                                                  82,790   $       125,841
 * Arch Capital Group, Ltd.                                                        5,900           229,805
   Arch Chemicals, Inc.                                                           53,822         1,571,602
   Arctic Cat, Inc.                                                               32,230           860,863
*# Ardent Communications, Inc.                                                    12,900                19
 * Arena Pharmaceuticals, Inc.                                                    56,778           317,962
 * ARGON ST, Inc.                                                                 14,214           367,574
 * Argonaut Group, Inc.                                                           61,101         1,214,688
 * Argonaut Technologies, Inc.                                                    11,600            10,788
 * Argosy Gaming Corp.                                                            64,800         3,017,088
 * Ariad Pharmaceuticals, Inc.                                                   120,706           696,474
 * Ariba, Inc.                                                                   145,121         2,394,496
   Ark Restaurants Corp.                                                           2,700            81,135
   Arkansas Best Corp.                                                            57,300         2,470,776
 * Arlington Hospitality, Inc.                                                     4,900            14,210
 * Armor Holdings, Inc.                                                           72,100         3,112,557
*# Armstrong Holdings, Inc.                                                        4,400            11,440
*# Arotech Corp.                                                                  90,691           159,616
 * Arqule, Inc.                                                                   64,374           356,632
 * Array BioPharma, Inc.                                                          66,103           552,621
 # Arrhythmia Research Technology, Inc.                                            5,800           146,740
 * Arris Group, Inc.                                                             200,000         1,138,000
   Arrow Financial Corp.                                                          10,239           328,774
   Arrow International, Inc.                                                     100,700         3,045,168
 * Art Technology Group, Inc.                                                    121,085           134,404
   Artesian Resources Corp. Class A                                                1,815            52,726
 * Artesyn Technologies, Inc.                                                     82,300           783,496
 * Arthrocare Corp.                                                               49,692         1,504,177
 * Artisan Components, Inc.                                                       43,700         1,507,650
*# Artisoft, Inc                                                                   2,400             5,760
 * Art's-Way Manufacturing Co., Inc.                                                 200             1,220
 * ASA International. Ltd.                                                           640             2,931
   ASB Financial Corp.                                                             1,000            22,250
 * Asbury Automotive Group, Inc.                                                 143,200         1,987,616
 * Ascential Software Corp.                                                       66,079           903,300
 * Ashworth, Inc.                                                                 30,071           272,143
 * Ask Jeeves, Inc.                                                               83,900         2,167,976
 * Aspect Communications Corp.                                                   136,183         1,477,586
 * Aspect Medical Systems, Inc.                                                   47,000         1,146,800
 * Aspen Technology, Inc.                                                         92,664           534,671
   Associated Banc-Corp                                                           12,348           410,324
 * Astea International, Inc.                                                       2,900            20,793
 * Astec Industries, Inc.                                                         44,700           743,808
   Astro-Med, Inc.                                                                 9,830            88,775
 * Astronics Corp.                                                                 5,500            27,225
 * Astronics Corp. Class B                                                         2,225            11,069
*# AstroPower, Inc.                                                                6,550                62
 * ASV, Inc.                                                                      29,016         1,216,641
 * Asyst Technologies, Inc.                                                      104,400           434,304
*# ATA Holdings Corp.                                                             24,879            27,367
 * Atari, Inc.                                                                   218,209           495,334
*# AtheroGenics, Inc.                                                             85,200         2,020,092
 * Atlantic American Corp.                                                        21,100            63,300
 * Atlantic Premium Brands, Ltd.                                                   2,000             2,400
 * Atlantis Plastics, Inc.                                                         4,400            72,820
 * ATMI, Inc.                                                                     72,133         1,660,502
   Atmos Energy Corp.                                                             73,600         1,986,464
 * ATP Oil & Gas Corp.                                                            56,500           805,125
   Atrion Corp.                                                                    1,700            76,874
 * ATS Medical, Inc.                                                               8,200            32,554
 * Atwood Oceanics, Inc.                                                          34,600         1,814,078
 * Audiovox Corp. Class A                                                         44,900   $       671,255
 * August Technology Corp.                                                        40,900           345,605
 * Ault, Inc.                                                                      4,500            14,220
 * Aura Systems, Inc.                                                              5,295               201
*# Authentidate Holding Corp.                                                     75,700           525,358
 * autobytel.com, Inc.                                                            91,700           667,576
 * Avalon Holding Corp. Class A                                                    1,550             4,805
 * Avanex Corp.                                                                  320,595           993,844
 * AVANIR Pharmaceuticals Class A                                                216,500           738,265
 * Avant Immunotherapeutics, Inc.                                                141,134           261,098
 * Avatar Holdings, Inc.                                                           8,700           411,249
   Avatech Solutions, Inc                                                          1,851               648
*# AVI BioPharma, Inc.                                                            75,600           164,808
 * Aviall, Inc.                                                                   74,500         1,694,130
 * Avici Systems, Inc.                                                            27,943           199,792
 * Avid Technology, Inc.                                                          45,100         2,573,857
 * Avigen, Inc.                                                                   46,864           161,681
   Avista Corp.                                                                  111,400         1,982,920
 * Avocent Corp.                                                                  52,600         1,995,118
 * AVTEAM, Inc. Class A                                                              200                 0
 * Aware, Inc.                                                                    49,159           241,371
 * Axcelis Technologies, Inc.                                                    219,900         1,605,270
 * Axesstel, Inc.                                                                  6,200            23,560
 * AXM Pharma, Inc.                                                                2,300             5,290
 * Axonyx, Inc.                                                                    1,300             9,568
 * AXS-One, Inc.                                                                  64,600           183,464
 * Axsys Technologies, Inc.                                                        7,050           127,464
 * AXT, Inc.                                                                      38,700            65,790
 * Aztar Corp.                                                                    79,600         2,692,072
 * AZZ, Inc.                                                                       8,200           125,050
   Badger Meter, Inc.                                                              3,200           182,912
 * Badger Paper Mills, Inc.                                                        1,000             4,240
   Bairnco Corp.                                                                   7,300            85,410
 * Baker (Michael) Corp.                                                           7,600           142,880
   Balchem Corp.                                                                   4,700           144,807
   Baldor Electric Co.                                                            75,733         2,088,716
   Baldwin & Lyons, Inc. Class B                                                  12,625           328,250
 * Baldwin Technology Co., Inc. Class A                                           13,300            40,964
 * Ballantyne of Omaha, Inc.                                                      11,900            51,051
*# Bally Total Fitness Holding Corp.                                              78,200           260,406
 * Bancinsurance Corp.                                                             5,700            42,294
   Bandag, Inc.                                                                   20,100         1,002,387
   Bandag, Inc. Class A                                                            9,600           437,568
   Bank of Granite Corp.                                                          16,400           355,880
   Bank of The Ozarks, Inc.                                                       15,200           541,880
   BankAtlantic Bancorp, Inc. Class A                                             11,285           214,415
 * Bankrate, Inc.                                                                  7,000           111,720
 * BankUnited Financial Corp. Class A                                             69,175         2,126,439
   Banner Corp.                                                                   25,751           850,298
   Banta Corp.                                                                    57,300         2,549,850
   Barnes Group, Inc.                                                             53,200         1,392,776
   Barnwell Industries, Inc.                                                         400            21,180
 * Barrett Business Services, Inc.                                                 5,800            87,058
 * Barry (R.G.) Corp.                                                              9,500            33,250
   Bassett Furniture Industries, Inc.                                             26,099           514,411
   Bay View Capital Corp.                                                         14,455           248,626
 * BayCorp Holdings, Ltd.                                                            484             6,123
 * BE Aerospace, Inc.                                                            103,510         1,096,895
 * Beasley Broadcast Group, Inc.                                                  16,698           293,050
 # Beazer Homes USA, Inc.                                                         12,553         1,556,572
   Bebe Stores, Inc.                                                              85,400         3,098,312

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
   BEI Technologies, Inc.                                                         34,000   $       997,900
   Bel Fuse, Inc. Class A                                                          2,600            76,180
   Bel Fuse, Inc. Class B                                                          5,250           179,707
   Belden CDT, Inc.                                                               83,439         1,934,950
 * Bell Industries, Inc.                                                           8,900            25,899
 * Bell Microproducts, Inc.                                                       63,600           543,780
 * Benchmark Electronics, Inc.                                                    89,000         3,119,450
 * Benihana, Inc.                                                                  1,000            14,250
 * Benihana, Inc. Class A                                                            150             2,115
 * Bentley Pharmaceuticals, Inc.                                                  47,860           422,125
   Berry Petroleum Corp. Class A                                                  48,400         2,240,920
 * Beverly Enterprises, Inc.                                                     248,700         2,156,229
   Beverly Hills Bancorp, Inc.                                                       437             4,331
 * BFC Financial Corp.                                                             1,300            14,664
 * Big 4 Ranch, Inc.                                                               3,200                 0
 * Big City Radio, Inc.                                                            3,400               399
 * Big Dog Holdings, Inc.                                                          1,500             9,420
*# Big Lots, Inc.                                                                 16,400           190,240
 * BindView Development Corp.                                                    107,800           382,690
 * Bioanalytical Systems, Inc.                                                     4,600            24,150
 * BioCryst Pharmaceuticals, Inc.                                                 49,900           329,340
 * Bioenvision, Inc.                                                              64,800           667,440
 * Bio-Imaging Technologies, Inc.                                                 24,300           105,705
 # BioLase Technology, Inc.                                                       55,808           504,504
 * Bio-Logic Systems Corp.                                                         4,200            34,272
 * BioMarin Pharmaceutical, Inc.                                                 148,085           789,293
 * Bio-Rad Laboratories, Inc. Class A                                             20,000         1,134,000
 * Bio-Reference Laboratories, Inc.                                               28,746           472,009
 * BioSante Pharmaceuticals, Inc.                                                 41,400           416,898
*# Biosite, Inc.                                                                  36,545         2,035,191
 * Biosource International, Inc.                                                   9,600            63,168
 * Biospecifics Technologies Corp.                                                 4,500             7,425
 * BioSphere Medical, Inc.                                                        32,800           101,680
 * BioTime, Inc.                                                                  11,000            14,520
 * Bioveris Corp.                                                                 30,900           190,962
 * Bitstream, Inc.                                                                 8,400            24,360
   BIW, Ltd.                                                                         800            15,720
 * BJ's Restaurants, Inc.                                                         45,344           678,346
   Black Box Corp.                                                                39,400         1,681,592
   Black Hills Corp.                                                              74,659         2,292,778
   Blair Corp.                                                                    18,000           630,000
 # Blockbuster, Inc. Class A                                                     119,800         1,015,904
 * Blonder Tongue Laboratories, Inc.                                               9,800            46,550
 * Blount International, Inc.                                                     89,200         1,554,756
 * Blue Coat Systems, Inc.                                                        25,886           432,037
 * Blue Martini Software, Inc.                                                    26,600            73,921
 * Bluegreen Corp.                                                                59,865           951,853
   Blyth, Inc.                                                                    94,100         2,758,071
 * BNS Co. Class A                                                                 4,120            27,398
   Bob Evans Farms, Inc.                                                          79,438         2,005,809
 * Boca Resorts, Inc.                                                             84,545         2,024,007
 * Bogen Communications International,
     Inc.                                                                         12,500            61,562
 * Bolt Technology Corp.                                                           5,400            28,296
 * Bombay Co., Inc.                                                               82,400           570,208
 * Bone Care International, Inc.                                                  44,709         1,042,614
 * Bontex, Inc.                                                                      200                52
   Bon-Ton Stores, Inc.                                                           29,617           414,638
*# Bookham, Inc.                                                                  12,447            66,716
   Books-A-Million, Inc.                                                          18,300           168,726
 * Borland Software Corp.                                                        185,000         2,162,650
   Boston Acoustics, Inc.                                                          4,600   $        63,250
 * Boston Beer Co., Inc. Class A                                                  22,100           481,338
 * Boston Communications Group, Inc.                                              39,700           353,330
   Boston Private Financial Holdings, Inc.                                        62,900         1,703,961
   BostonFed Bancorp, Inc.                                                         4,300           188,727
 * Bottomline Technologies, Inc.                                                  40,306           471,580
   Bowne & Co., Inc.                                                              81,100         1,248,940
 * Boyds Collection, Ltd.                                                        123,017           431,790
 * Bradley Pharmaceuticals, Inc.                                                  37,051           655,803
   Brady Co. Class A                                                              49,200         3,006,120
 * Breed Technologies, Inc.                                                       36,800               515
   Bridgford Foods Corp.                                                          10,400            88,036
 * Brigham Exploration Co.                                                        96,446           901,770
 * Bright Horizons Family Solutions, Inc.                                          6,600           414,150
 * Brightpoint, Inc.                                                              41,400           791,154
 * BrightStar Information Technology
     Group, Inc.                                                                  10,700               214
 * Brillian Corp.                                                                  7,049            21,711
 * Brilliant Digital Entertainment, Inc.                                           5,400               324
*# BriteSmile, Inc.                                                                  785             5,440
*  Broadview Media, Inc.                                                             200             1,280
*# BroadVision, Inc.                                                              71,877           165,317
*# Broadwing Corp.                                                                 2,700            17,928
*# Brocade Communications Systems,
     Inc.                                                                         99,500           689,535
 # Brookline Bancorp, Inc.                                                       136,055         2,204,091
 * Brooks Automation, Inc.                                                       102,439         1,572,439
 * Brookstone, Inc.                                                               46,792           856,294
 * Brooktrout, Inc.                                                               29,907           366,660
   Brown Shoe Company, Inc.                                                       41,800         1,192,136
 * Bruker BioSciences Corp.                                                      194,472           896,516
 * Brush Engineered Materials, Inc.                                               43,600           850,200
   Bryn Mawr Bank Corp.                                                            1,600            31,872
 * BSQUARE Corp.                                                                     500               570
 * BTU International, Inc.                                                        12,900            38,442
 * Buca, Inc.                                                                     44,571           267,426
 * Buckeye Technologies, Inc.                                                     85,883         1,064,090
   Buckle, Inc.                                                                   30,000           924,000
   Building Materials Holding Corp.                                               31,198         1,137,167
 * Bull Run Corp.                                                                  3,700             1,369
   Burlington Coat Factory Warehouse
     Corp.                                                                       101,949         2,376,431
 * Bush Industries, Inc. Class A                                                     700                59
 * Butler International, Inc.                                                      8,400            38,472
   C&D Technologies, Inc.                                                         58,300         1,010,339
   C&F Financial Corp.                                                               300            11,871
 * C-COR, Inc.                                                                    99,000           886,050
*# C-Phone Corp.                                                                   8,900               116
 * Cabot Microelectronics Corp.                                                   57,000         2,106,150
   Cabot Oil & Gas Corp.                                                          65,800         3,183,404
 * Cache, Inc.                                                                    35,950           593,534
 * CACI International, Inc. Class A                                                5,700           354,141
   Cadmus Communications Corp.                                                     8,900           123,541
 * Cagle's, Inc. Class A                                                           2,000            22,020
 * Cal Dive International, Inc.                                                   80,000         3,444,800
 * CalAmp Corp.                                                                   50,728           485,467
   Calavo Growers, Inc.                                                           26,043           304,964
   Calgon Carbon Corp.                                                            89,800           839,630
 * California Coastal Communities, Inc.                                           10,000           222,900
   California First National Bancorp                                              10,400           137,790
 * California Micro Devices Corp.                                                 49,400           429,780

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * California Pizza Kitchen, Inc.                                                 44,100   $     1,104,705
   California Water Service Group                                                 42,200         1,475,734
 * Caliper Life Sciences, Inc.                                                    67,924           474,789
   Callaway Golf Co.                                                             173,000         2,034,480
 * Callidus Software                                                              32,000           145,280
 * Callon Petroleum Co.                                                           39,762           557,066
 * Calloway's Nursery, Inc.                                                        1,200               420
 # Cal-Maine Foods, Inc.                                                          49,100           649,495
*# Calpine Corp.                                                                  17,500            67,900
 * Calton, Inc.                                                                    4,480             1,613
 * CAM Commerce Solutions, Inc.                                                    3,000            48,357
   Cambrex Corp.                                                                  60,000         1,488,000
   Camco Financial Corp.                                                           7,516           114,469
 * CancerVax Corp.                                                                64,300           608,921
 * Candela Corp.                                                                  51,710           505,724
 * Candie's, Inc.                                                                 62,574           291,595
 * Candlewood Hotel Co., Inc.                                                      1,500                86
 * Cannon Express, Inc.                                                              200                 0
 * Cannondale Corp.                                                                  300                19
 * Cantel Medical Corp.                                                           22,440           672,302
 * Canterbury Consulting Group, Inc.                                               1,571               677
 * Canyon Resources Corp.                                                         63,900            77,319
   Capital Corp. of the West                                                       5,046           259,819
 * Capital Crossing Bank                                                          11,800           315,178
 * Capital Pacific Holdings, Inc.                                                 14,500            57,637
 * Capital Senior Living Corp.                                                    58,900           305,691
   Capital Southwest Corp.                                                           300            23,640
   Capitol Bancorp, Ltd.                                                           8,564           297,171
 * Caprius, Inc.                                                                     548                82
 * Capstone Turbine Corp.                                                         78,300           146,421
 * Captaris, Inc.                                                                 69,100           339,281
 * Captiva Software Corp.                                                          4,400            43,032
 * Caraco Pharmaceutical Laboratories,
     Ltd.                                                                         56,350           411,355
 * Caraustar Industries, Inc.                                                     64,684         1,040,766
   CARBO Ceramics, Inc.                                                           36,700         2,851,590
 * Cardiac Sciences, Inc.                                                        144,900           307,188
 * Cardima, Inc.                                                                   1,300               481
 * Cardinal Financial Corp.                                                       12,705           127,304
 * CardioDynamics International Corp.                                            112,034           511,995
 * CardioGenesis Corp.                                                             1,800               738
*# Cardiotech International, Inc.                                                 40,663           114,263
 * Career Blazers, Inc. Trust Units                                                  800                 0
   Carmike Cinemas, Inc.                                                          27,828         1,041,880
   Carpenter Technology Corp.                                                     54,700         3,197,215
 * Carreker Corp.                                                                 21,871           184,591
 * Carriage Services, Inc.                                                        38,900           195,667
 * Carrier Access Corp.                                                           77,789           702,435
 * Carrington Laboratories, Inc.                                                   9,800            45,178
 * Carrizo Oil & Gas, Inc.                                                        14,100           136,347
   Cascade Corp.                                                                  28,000           898,520
   Cascade Natural Gas Corp.                                                      25,900           553,742
 * Casella Waste Systems, Inc. Class A                                            53,549           809,125
   Casey's General Stores, Inc.                                                  115,110         2,229,681
   Cash America International, Inc.                                               65,100         1,669,815
 * Castle (A.M.) & Co.                                                            15,437           196,359
   Castle Energy Corp.                                                            11,700           147,420
 * Casual Male Retail Group, Inc.                                                 78,700           339,984
 * Catalina Lighting, Inc.                                                         1,760            15,840
   Catalina Marketing Corp.                                                      111,300         3,127,530
 * Catalyst Semiconductor, Inc.                                                   41,940           249,962
 * Catalytica Energy Systems, Inc.                                                19,891   $        41,771
 * Catapult Communications Corp.                                                  33,091           898,090
   Cato Corp. Class A                                                             46,600         1,243,288
 * Cavalier Homes, Inc.                                                           39,360           217,661
 # Cavalry Bancorp, Inc.                                                             500            10,644
 * Cavco Industries, Inc.                                                          3,852           155,236
   CCA Industries, Inc.                                                           15,166           166,826
 * CCC Information Services Group, Inc.                                           56,648         1,183,943
 * CD Warehouse, Inc.                                                              3,300                 6
 * CD&L, Inc.                                                                      2,600             4,368
   CDI Corp.                                                                      43,600           842,352
 * CEC Entertainment Inc.                                                         76,950         3,131,095
 * Celadon Group, Inc.                                                            21,500           460,100
 * Celebrity, Inc. Escrow Shares                                                   1,300                 0
   Celeritek, Inc.                                                                29,000           104,690
 * Cell Genesys, Inc.                                                             94,552           694,012
*# Cell Therapeutics, Inc.                                                       116,400           870,672
 * Cellegy Pharmaceuticals, Inc.                                                  53,521           264,929
 * CellStar Corp.                                                                 43,048           157,125
 * Centene Corp.                                                                  47,200         2,525,200
 * Centennial Communications Corp.                                                49,800           329,178
   Center Bancorp, Inc.                                                            1,890            24,343
   Center Financial Corp.                                                         12,960           266,846
 * Centillium Communications, Inc.                                                83,989           211,652
 * Centra Software, Inc.                                                          45,500            98,726
   Central Bancorp, Inc.                                                           1,600            49,560
 * Central European Distribution Corp.                                            37,627           989,214
 * Central Garden & Pet Co.                                                       42,600         1,648,620
   Central Pacific Financial Corp.                                                64,500         2,156,235
   Central Parking Corp.                                                          80,537         1,222,552
   Central Vermont Public Service Corp.                                           27,900           629,982
 * Century Aluminum Co.                                                           73,590         1,885,376
   Century Bancorp, Inc. Class A                                                   1,000            31,060
 * Century Business Services, Inc.                                               165,357           711,035
*# Cenuco, Inc.                                                                   27,800           202,384
 * Cenveo, Inc.                                                                  108,100           344,839
 * Cepheid, Inc.                                                                  96,406           887,899
 * Ceradyne, Inc.                                                                 37,150         1,835,210
   CERBCO, Inc. Class A                                                              200             1,908
 * Ceres Group, Inc.                                                              73,995           369,975
*# Cerner Corp.                                                                   25,573         1,348,209
 * Cerus Corp.                                                                    50,900           132,849
 * CEVA, Inc.                                                                     13,363           107,171
   CFS Bancorp, Inc.                                                              23,720           326,862
   CH Energy Group, Inc.                                                          36,300         1,686,861
 * Chad Therapeutics, Inc.                                                        10,000            45,300
*# Champion Enterprises, Inc.                                                    164,700         1,890,756
   Champion Industries, Inc.                                                       9,674            36,277
 * Championship Auto Racing Teams,
     Inc.                                                                          8,900             1,255
 * Champps Entertainment, Inc.                                                    28,340           225,020
 * Channell Commercial Corp.                                                       6,600            49,500
 * Charles and Colvard, Ltd.                                                      30,500           290,939
 * Charles River Associates, Inc.                                                  9,000           388,260
 * Charles River Laboratories International,
     Inc.                                                                         22,342         1,044,488
 * Charlotte Russe Holding, Inc.                                                  49,700           579,005
 * Charming Shoppes, Inc.                                                        264,873         2,476,563
*# Chart Industries, Inc.                                                             23             1,081
*# Charter Communications, Inc.                                                  477,985         1,032,448
   Charter Financial Corp.                                                        22,811           933,198

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
   Chase Corp.                                                                     4,000   $        62,600
 * Chattem, Inc.                                                                  45,500         1,648,010
 * Chaus (Bernard), Inc.                                                           1,300             1,170
 * Checkers Drive-In Restaurants, Inc.                                            25,907           320,729
 * Checkpoint Systems, Inc.                                                       86,400         1,594,944
   Chemed Corp.                                                                   28,600         1,774,344
   Chemical Financial Corp.                                                       55,099         2,308,648
*# Cheniere Energy, Inc.                                                          43,900         2,496,154
   Cherokee, Inc.                                                                  8,100           238,140
   Chesapeake Corp.                                                               44,102         1,190,313
   Chesapeake Utilities Corp.                                                     12,600           326,340
   Chester Valley Bancorp, Inc.                                                      603            12,892
   Chicago Rivet & Machine Co.                                                       200             5,384
 * chinadotcom Corp. Class A                                                       4,282            18,884
 * Chiquita Brands International, Inc.                                            93,896         1,857,263
   Chittenden Corp.                                                              106,153         3,129,390
 * Cholestech Corp.                                                               32,700           261,600
 * Chordiant Software, Inc.                                                      162,100           332,305
   Christopher & Banks Corp.                                                      82,213         1,622,062
*# ChromaVision Medical Systems, Inc.                                             20,200            34,340
 * Chromcraft Revington, Inc.                                                      6,000            75,060
 * Chronimed, Inc.                                                                24,201           159,485
   Churchill Downs, Inc.                                                          14,400           668,880
*# Chyron Corp.                                                                   33,400            18,370
 * Ciber, Inc.                                                                   138,612         1,293,250
 * CIENA Corp.                                                                    66,100           168,555
 * Cimarex Energy Co.                                                             14,004           562,681
 * Cincinnati Bell, Inc.                                                         564,100         2,030,760
 * Ciphergen Biosystems, Inc.                                                     67,103           216,072
 * Ciprico, Inc.                                                                   4,900            20,335
   CIRCOR International, Inc.                                                     34,990           729,541
 * Cirrus Logic, Inc.                                                            194,018         1,150,527
   Citizens Banking Corp.                                                         78,033         2,738,958
   Citizens South Banking Corp.                                                   17,229           225,700
*# Citizens, Inc.                                                                 85,085           548,804
   City Holding Co.                                                               38,184         1,409,753
 * CKE Restaurants, Inc.                                                         132,700         1,660,077
   Clarcor, Inc.                                                                  58,800         3,088,176
 * Clark, Inc.                                                                    42,824           713,020
 * Clarus Corp.                                                                   33,800           293,215
 * Clayton Williams Energy, Inc.                                                   9,200           210,588
 * Clean Harbors, Inc.                                                            32,400           405,972
 * ClearOne Communications, Inc.                                                  11,000            46,475
   Cleco Corp.                                                                   108,300         2,144,340
 # Cleveland-Cliffs, Inc.                                                         23,500         2,277,150
   Clinical Data, Inc.                                                             1,787            22,749
 * Closure Medical Corp.                                                          33,027           587,550
 * CMGI, Inc.                                                                     66,700           102,051
 * CMS Energy Corp.                                                              273,775         2,792,505
 * CNA Surety Corp.                                                               74,718           975,817
 * CNE Group, Inc.                                                                 2,000               800
*# CNET Networks, Inc.                                                           330,100         3,076,532
   CNS, Inc.                                                                      31,520           380,446
   Coachmen Industries, Inc.                                                      36,100           580,127
 * Coast Dental Services, Inc.                                                     2,066             7,231
   Coast Distribution System                                                       5,600            38,080
 * Coastcast Corp.                                                                 7,600            17,404
   CoBiz, Inc.                                                                    12,825           282,150
 * Cobra Electronics Corp.                                                         6,100            49,410
   Coca-Cola Bottling Co. Consolidated                                             6,000           314,520
 * Coeur d'Alene Mines Corp.                                                     490,500         2,251,395
 * Cogent Communications Group, Inc.                                               6,713   $         5,303
   Cognex Corp.                                                                  105,800         2,729,640
 * Cognitronics Corp.                                                              4,250            13,515
 * Coherent, Inc.                                                                 69,078         1,995,663
   Cohu, Inc.                                                                     49,013           821,458
 * Coinstar, Inc.                                                                 49,300         1,282,786
 * Coldwater Creek, Inc.                                                          35,775           937,305
 * Collagenex Pharmaceuticals, Inc.                                               33,000           188,100
 * Collins & Aikman Corp.                                                        186,360           661,578
   Collins Industries, Inc.                                                        7,000            41,160
   Columbia Banking System, Inc.                                                  32,787           832,462
 * Columbia Laboratories, Inc.                                                    91,900           178,286
 * Columbus McKinnon Corp.                                                        34,300           271,313
 * Comarco, Inc.                                                                  10,200            82,620
 * Comdial Corp.                                                                     600               690
 * Comforce Corp.                                                                 13,277            30,803
 * Comfort Systems USA, Inc.                                                      89,100           641,520
   Commerce Group, Inc.                                                           26,100         1,550,079
*# Commerce One, Inc.                                                             51,000             8,287
   Commercial Bancshares, Inc.                                                     5,665           213,854
   Commercial Capital Bancorp, Inc.                                               34,625           826,152
   Commercial Federal Corp.                                                       89,900         2,618,787
   Commercial Metals Co.                                                          67,200         3,046,848
   Commercial National Financial Corp.                                             3,200            75,200
 * Commonwealth Industries, Inc.                                                  28,815           377,188
 * Commonwealth Telephone Enterprises,
     Inc.                                                                         48,400         2,355,144
 * CommScope, Inc.                                                               124,400         2,403,408
   Communications Systems, Inc.                                                    8,200            95,776
   Community Bank System, Inc.                                                    70,300         1,947,310
   Community Bankshares, Inc.                                                        210             3,828
   Community Trust Bancorp, Inc.                                                  15,103           505,648
   Community West Bancshares                                                       5,500            58,025
 * Competitive Technologies, Inc.                                                  6,100            42,395
 * Compex Technologies, Inc.                                                      27,454           134,525
 * CompuCredit Corp.                                                             105,656         2,532,574
*# Compudyne Corp.                                                                17,704           125,716
 * Computer Horizons Corp.                                                        37,400           142,120
 * Computer Network Technology Corp.                                              59,600           339,720
   Computer Programs & Systems, Inc.                                              24,100           520,560
 * Computer Task Group, Inc.                                                      37,600           136,864
 * CompX International, Inc.                                                       5,100            81,855
 * Comstock Resources, Inc.                                                       79,900         1,734,629
 * Comtech Telecommunications Corp.                                               32,700         1,029,396
 # Concepts Direct, Inc.                                                             700               392
 * Conceptus, Inc.                                                                58,836           525,405
 * Concord Camera Corp.                                                           52,056           137,428
 * Concord Communications, Inc.                                                   42,100           391,109
 * Concur Technologies, Inc.                                                      75,632           710,941
 * Concurrent Computer Corp.                                                     106,000           201,400
 * Conexant Systems, Inc.                                                        226,933           451,597
 * Congoleum Corp. Class A                                                         3,600            20,448
 * Conmed Corp.                                                                   68,654         1,988,906
   Connecticut Water Services, Inc.                                                7,600           211,508
 * Connetics Corp.                                                                81,700         1,708,347
 * Conrad Industries, Inc.                                                         7,200            13,320
 * Consolidated Freightways Corp.                                                    550                 1
 * Consolidated Graphics, Inc.                                                    31,382         1,484,369
   Consolidated-Tokoma Land Co.                                                    6,100           244,732
 * Constar International, Inc.                                                    20,900           125,400
 * Consumer Portfolio Services, Inc.                                               3,300            14,322

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
*# Continental Airlines, Inc.                                                    152,900   $     1,703,306
 * Continental Materials Corp.                                                       200             5,320
 * Convera Corp.                                                                  78,426           365,465
 * Convergence Systems, Inc.                                                           1                45
*# Cooker Restaurant Corp.                                                         6,500                23
   Cooper Tire & Rubber Co.                                                       83,900         1,713,238
   Cooperative Bankshares, Inc.                                                    1,400            38,640
 * Copart, Inc.                                                                   74,032         1,599,091
*# Copper Mountain Networks, Inc.                                                 15,010            47,116
 * Corautus Genetics, Inc.                                                         1,542             8,404
 * Core Molding Technologies, Inc.                                                 7,700            20,559
 * Corillian Corp.                                                                87,677           509,403
 * Corinthian Colleges, Inc.                                                     137,000         2,387,225
 * Corio, Inc.                                                                   108,600           180,276
*# Corixa Corp.                                                                  128,288           481,080
   Corn Products International, Inc.                                              47,600         2,590,392
 * Cornell Companies, Inc.                                                        30,300           443,895
 * Correctional Services Corp.                                                    20,512            57,023
 * Corrections Corporation of America                                             80,900         3,195,550
 * Corrpro Companies, Inc.                                                         7,275             8,366
   Corus Bankshares, Inc.                                                         64,044         3,117,021
 * Corvel Corp.                                                                   10,900           345,748
 * Cosine Communications, Inc.                                                    22,621            69,446
 * Cost Plus, Inc.                                                                50,275         1,597,739
 * CoStar Group, Inc.                                                             41,911         1,835,702
 * Cost-U-Less, Inc.                                                               3,000            17,730
   Cotton States Life Insurance Co.                                                6,330           127,233
   Courier Corp.                                                                   4,275           216,229
 * Covansys Corp.                                                                 48,200           648,772
 * Covenant Transport, Inc. Class A                                               28,030           538,737
 * Covista Communications, Inc.                                                    3,000             5,940
   CPAC, Inc.                                                                      5,120            26,470
 * CPI Aerostructures, Inc.                                                       11,866           122,220
   CPI Corp.                                                                      11,200           158,480
   Craftmade International, Inc.                                                  11,300           200,010
   Crawford & Co. Class A                                                         27,300           204,750
   Crawford & Co. Class B                                                         25,300           198,605
 * Cray, Inc.                                                                    189,048           663,558
 * Credence Systems Corp.                                                        202,147         1,544,403
 * Credit Acceptance Corp.                                                        90,319         2,235,395
 * Critical Path, Inc.                                                            33,200            36,520
 * Criticare Systems, Inc.                                                        25,400            67,564
   Crompton Corp.                                                                263,600         2,954,956
 * Cross (A.T.) Co. Class A                                                       14,700            69,972
 * Cross Country Healthcare, Inc.                                                 71,557         1,270,137
 * Crossroads Systems, Inc.                                                       42,500            57,375
 * Crown Andersen, Inc.                                                            1,000             1,400
 * Crown Financial Group, Inc.                                                     4,200             1,386
 * Crown Holdings, Inc.                                                           14,400           184,320
 * Crown Media Holdings, Inc.                                                    168,253         1,490,722
*# CryoLife, Inc.                                                                 53,600           381,632
 * CSG Systems International, Inc.                                               117,432         2,133,739
 * CSK Auto Corp.                                                                104,100         1,596,894
 * CSP, Inc.                                                                       3,500            30,800
   CSS Industries, Inc.                                                           12,900           414,477
   CT Communications, Inc.                                                        41,560           549,839
 * CTI Molecular Imaging, Inc.                                                    23,500           314,430
   CTS Corp.                                                                      82,659         1,104,324
   Cubic Corp.                                                                    61,500         1,568,250
 * Cubist Pharmaceuticals, Inc.                                                   92,725         1,112,700
 * Culp, Inc.                                                                     25,400           152,908
 * Cumulus Media, Inc. Class A                                                   131,893   $     2,015,325
 * CUNO, Inc.                                                                     39,008         2,556,194
 * CuraGen Corp.                                                                 115,160           694,415
 * Curative Health Services, Inc.                                                 27,900           159,309
 * Curis, Inc.                                                                   107,349           434,763
   Curtiss-Wright Corp.                                                           11,600           691,360
   Cutter & Buck, Inc.                                                            25,124           373,845
 * CV Therapeutics, Inc.                                                          72,605         1,574,076
   CVB Financial Corp.                                                           111,315         3,025,542
 * Cyberguard Corp.                                                               65,822           406,122
*# Cyberonics, Inc.                                                               54,800         1,017,636
 * Cyberoptics Corp.                                                              19,400           272,764
 * Cybersource Corp.                                                              78,100           551,386
 * Cybex International, Inc.                                                       8,700            37,845
 * Cycle Country Accessories Corp.                                                11,300            55,031
*# Cygnus, Inc.                                                                      100                10
 * Cymer, Inc.                                                                    84,586         2,573,106
 * Cypress Bioscience, Inc.                                                       66,060           769,599
 * Cypress Semiconductor Corp.                                                   288,800         2,844,680
 * Cytogen Corp.                                                                  35,670           351,349
*# CytRx Corp.                                                                     1,700             2,057
   D&E Communications, Inc.                                                       34,574           452,919
   D&K Healthcare Resources, Inc.                                                 31,930           231,812
 * Daily Journal Corp.                                                               200             7,158
 * Daktronics, Inc.                                                               43,479         1,126,976
*# Dan River, Inc. Class A                                                        22,900             1,008
 * Danielson Holding Corp.                                                       107,650           879,500
 * Darling International, Inc.                                                   147,000           605,640
 * Data I/O Corp.                                                                  7,600            25,308
 * Data Systems & Software, Inc.                                                   7,300             8,030
 * Datalink Corp.                                                                 13,300            25,257
 * Dataram Corp.                                                                  19,800           118,206
   Datascope Corp.                                                                34,034         1,364,423
 * Datastream Systems, Inc.                                                       20,100           118,590
*# Datatec Systems, Inc.                                                           7,000                38
*# DataTRAK International, Inc.                                                    5,200            59,280
 * Datawatch Corp.                                                                 4,132            15,908
 * Dave & Busters, Inc.                                                           13,200           246,840
 * Dawson Geophysical Co.                                                          5,400           126,090
 * Daxor Corp.                                                                     4,600            97,060
   Deb Shops, Inc.                                                                19,299           475,720
*# Deckers Outdoor Corp.                                                           9,200           400,384
   Decorator Industries, Inc.                                                      2,762            21,765
 * Del Global Technologies Corp.                                                  10,927            27,973
 * Del Laboratories, Inc.                                                          9,506           325,580
 * Delphax Technologies, Inc.                                                      6,100            24,943
   Delphi Financial Group, Inc. Class A                                           60,250         2,799,215
   Delta & Pine Land Co.                                                          88,500         2,362,950
*# Delta Air Lines, Inc.                                                         288,900         2,013,633
   Delta Apparel, Inc.                                                             5,240           119,734
   Delta Financial Corp.                                                          46,500           469,650
   Delta Natural Gas Co., Inc.                                                     6,200           159,650
 * Delta Petroleum Corp.                                                          38,460           604,976
 * Delta Woodside Industries, Inc.                                                 5,850             3,861
   Deltic Timber Corp.                                                            27,971         1,264,289
 * Denali, Inc.                                                                    4,300               430
 * Denbury Resources, Inc.                                                       115,600         3,346,620
 * Dendreon Corp.                                                                134,381         1,318,278
 * Dendrite International, Inc.                                                   95,774         1,634,862
 * Department 56, Inc.                                                            30,900           523,137
*# DepoMed, Inc.                                                                  79,700           371,402

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Detrex Corp.                                                                      500   $           925
 * Devcon International Corp.                                                      3,600            55,800
 * DeVry, Inc.                                                                     4,100            69,126
 * DHB Industries, Inc.                                                           93,900         1,746,540
   Diagnostic Products Corp.                                                      64,000         3,097,600
 * DiamondCluster International, Inc.                                             78,484           959,859
 * Diedrich Coffee, Inc.                                                           4,025            17,992
 * Digene Corp.                                                                   45,800         1,107,581
 * Digi International, Inc.                                                       49,792           766,299
 * Digimarc Corp.                                                                 43,365           399,392
 * Digital Angel Corp.                                                            73,800           471,582
 * Digital Generation Systems, Inc.                                              114,900           155,115
 * Digital Impact, Inc.                                                           56,900            66,573
 * Digital Insight Corp.                                                          81,500         1,330,487
 * Digital Lightwave, Inc.                                                        49,700            68,089
 * Digital River, Inc.                                                            74,600         3,127,232
 * Digitas, Inc.                                                                 195,977         1,608,971
   Dime Community Bancshares                                                      84,900         1,557,915
   DIMON, Inc.                                                                   103,829           675,927
 * Diodes, Inc.                                                                   12,150           302,170
 * Dionex Corp.                                                                   47,515         2,726,886
 * Discovery Laboratories, Inc.                                                    5,700            39,786
 * Discovery Partners International, Inc.                                         59,253           272,564
 * Display Technologies, Inc.                                                     11,330                17
 * Distributed Energy Systems Corp.                                               70,550           189,074
 * Ditech Communications Corp.                                                    78,155         1,231,723
 * Diversa Corp.                                                                  99,878           845,967
 * Diversified Corporate Resources, Inc.                                             800               691
 * Dixie Group, Inc.                                                              25,400           407,162
 * Dixon Ticonderoga Co.                                                           1,900            11,609
 * DJ Orthopedics, Inc.                                                           50,800         1,024,636
 * DLB Oil & Gas, Inc.                                                             1,300                 0
 * DocuCorp International, Inc.                                                   24,653           220,151
 * Document Sciences Corp.                                                        14,200            75,544
 * Dollar Thrifty Automotive Group, Inc.                                          57,200         1,538,108
 * Dominion Homes, Inc.                                                            5,800           119,828
   Donegal Group, Inc. Class A                                                     6,066           130,419
   Donegal Group, Inc. Class B                                                     2,933            57,927
 * Dot Hill Systems Corp.                                                        100,260           661,716
 * DoubleClick, Inc.                                                             288,282         2,162,115
 * DOV Pharmaceutical, Inc.                                                       48,928           905,657
   Dover Downs Gaming & Entertainment,
     Inc.                                                                          9,910           111,884
   Dover Motorsports, Inc.                                                        37,100           180,306
   Downey Financial Corp.                                                         36,476         2,106,124
 * DPAC Technologies Corp.                                                        20,300            10,556
 * Drew Industries, Inc.                                                          23,600           786,116
 * Dril-Quip, Inc.                                                                38,900           928,543
 * DRS Technologies, Inc.                                                         48,500         2,071,920
 * drugstore.com, Inc.                                                           183,900           597,675
 * DSP Group, Inc.                                                                65,500         1,452,790
 * DT Industries, Inc.                                                            10,300                26
 * Duckwall-ALCO Stores, Inc.                                                      4,100            68,675
 * Ducommun, Inc.                                                                 22,900           580,515
 * DuPont Photomasks, Inc.                                                        40,255         1,061,927
   Duquesne Light Holdings, Inc.                                                 104,700         1,846,908
 * Dura Automotive Systems, Inc.                                                  41,300           375,830
 * DuraSwitch Industries, Inc.                                                    10,500            22,575
 * Duratek, Inc.                                                                  13,500           310,635
 * Durect Corp.                                                                  103,160           231,078
 * DUSA Pharmaceuticals, Inc.                                                     38,800           514,876
 * Dyax Corp.                                                                     72,100   $       571,753
 * Dycom Industries, Inc.                                                         97,066         2,828,503
*# Dynacq Healthcare, Inc.                                                        22,200           119,880
 * Dynamex, Inc.                                                                  26,300           529,156
*# Dynamic Materials Corp.                                                         2,000            30,600
 * Dynamics Research Corp.                                                        16,098           268,998
*# Dynegy, Inc.                                                                   63,200           357,080
 * E Com Ventures, Inc.                                                            2,175            25,861
 * E-Loan, Inc.                                                                  140,700           379,890
   E-Z-EM, Inc.                                                                    8,562           124,577
 * E.piphany, Inc.                                                               160,211           724,154
 # Eagle Materials, Inc.                                                          22,200         1,739,814
   Eagle Materials, Inc. Class B                                                  20,500         1,549,800
*# EarthLink, Inc.                                                               169,975         1,842,529
   Eastern Co.                                                                     4,950            93,753
 * EasyLink Services Corp.                                                         7,969            11,236
 * Echelon Corp.                                                                  88,406           668,349
 * Eclipsys Corp.                                                                 17,600           342,320
 * eCollege.com                                                                   46,875           550,781
   Ecology & Environment, Inc. Class A                                             2,000            17,600
 * Edelbrock Corp.                                                                 5,470            90,802
 * Eden Bioscience Corp.                                                           9,900             7,029
*# EDGAR Online, Inc.                                                             14,700            18,522
 * Edge Petroleum Corp.                                                           29,900           457,470
 * Edgewater Technology, Inc.                                                     11,569            48,358
   EDO Corp.                                                                      46,000         1,401,620
 * Education Lending Group, Inc.                                                   1,000            14,060
   Educational Development Corp.                                                   1,800            18,396
   EFC Bancorp, Inc.                                                               4,600           117,990
 * EFJ, Inc.                                                                       7,800            63,024
 * eFunds Corp.                                                                  110,806         2,639,399
 * EGL, Inc.                                                                      95,396         3,218,661
 * El Paso Electric Co.                                                          108,600         1,949,370
   Electro Rent Corp.                                                             55,779           790,946
 * Electro Scientific Industries, Inc.                                            35,500           689,410
 * Electroglas, Inc.                                                              49,100           160,066
 * Electronics Boutique Holdings Corp.                                            54,830         2,135,628
 * Electronics for Imaging, Inc.                                                 120,200         2,010,946
 * Elizabeth Arden, Inc.                                                          62,000         1,413,600
   ElkCorp                                                                        45,600         1,349,760
 * eLoyalty Corp.                                                                  6,700            33,701
 * ELXSI Corp.                                                                     1,800             5,850
 * EMAK Worldwide, Inc.                                                            5,700            56,208
 * Embarcadero Technologies, Inc.                                                 63,250           559,130
 * Embrex, Inc.                                                                   16,700           221,275
   EMC Insurance Group, Inc.                                                      11,300           245,323
 * EMCOR Group, Inc.                                                              34,000         1,571,480
 * EMCORE Corp.                                                                   78,911           209,903
 * Emerging Vision, Inc.                                                          25,700             4,883
 * Emeritus Corp.                                                                 14,100           133,950
 * Emerson Radio Corp.                                                            59,722           185,138
 * Emisphere Technologies, Inc.                                                   41,656           127,759
 * Emmis Communications Corp.
     Class A                                                                     118,100         2,183,669
   Empire District Electric Co.                                                   58,700         1,333,077
 * EMS Technologies, Inc.                                                         24,974           391,842
 * Emulex Corp.                                                                  190,300         2,690,842
 * En Pointe Technologies, Inc.                                                    6,500            18,525
 * Encore Acquisition Co.                                                         74,900         2,637,229
 * Encore Capital Grooup, Inc.                                                    48,500         1,216,380
 * Encore Medical Corp.                                                           98,500           620,057

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Encore Wire Corp.                                                              48,497   $       653,497
 * Encysive Pharmaceuticals, Inc.                                                131,198         1,423,498
 * Endeavour International Corp.                                                  98,000           420,420
 * Endocardial Solutions, Inc.                                                    46,500           528,705
*# Endocare, Inc.                                                                 25,800            62,049
 * Endologix, Inc.                                                                73,000           471,580
 * Energy Conversion Devices, Inc.                                                56,439         1,256,332
 * Energy Partners, Ltd.                                                          75,400         1,460,498
 * Energy West, Inc.                                                               3,900            23,166
   EnergySouth, Inc.                                                              16,178           465,765
 * Enesco Group, Inc.                                                             32,700           241,326
   Engineered Support Systems, Inc.                                               58,609         3,223,495
 * ENGlobal Corp.                                                                  1,700             2,516
*# Enlighten Software Solutions, Inc.                                              1,600                 2
   Ennis, Inc.                                                                    37,800           750,330
 * Enpath Medical, Inc.                                                           11,600           110,896
 * EnPro Industries, Inc.                                                         46,600         1,339,284
 * Entegris, Inc.                                                                168,438         1,647,324
 * Enterrasys Networks, Inc.                                                     378,100           661,675
 * Entravision Communications Corp.                                              136,817         1,121,899
*# Entremed, Inc.                                                                 69,800           166,822
 * Entrust, Inc.                                                                 144,200           537,866
 * Environmental Elements Corp.                                                    1,000               100
 * Environmental Technologies Corp.                                                3,700                15
 * Environmental Tectonics Corp.                                                   7,100            46,150
 * Enzo Biochem, Inc.                                                             74,504         1,434,202
 * Enzon Pharmaceuticals, Inc.                                                    51,600           698,664
*# EP Medsystems, Inc.                                                            14,900            51,107
 * EpicEdge, Inc.                                                                 13,100                39
 * Epicor Software Corp.                                                         116,287         1,833,846
*# Epimmune, Inc.                                                                 22,900            30,915
 * EPIQ Systems, Inc.                                                             41,050           615,339
 * EPIX Pharmaceuticals, Inc.                                                     52,928           931,533
 * ePlus, Inc.                                                                    18,890           238,581
 * ePresence, Inc. Escrow Shares                                                  25,100             3,263
*# Equimed Inc. Nevis                                                              2,250                 0
 * Equinix, Inc.                                                                  42,000         1,632,960
*# eResearch Technology, Inc.                                                    119,810         1,765,999
 * Ergo Science Corp.                                                              7,150            16,087
   ESB Financial Corp.                                                            11,762           165,962
 * Escalon Medical Corp.                                                           3,200            27,520
 * ESCO Technologies, Inc.                                                        29,800         2,181,360
 * eSpeed, Inc.                                                                   68,800           769,872
   Espey Manufacturing & Electronics
     Corp.                                                                           400            10,420
 * ESS Technology, Inc.                                                           87,100           614,055
 * Esterline Technologies Corp.                                                   48,500         1,726,600
   Ethan Allen Interiors, Inc.                                                    78,300         3,088,935
 * Euronet Worldwide, Inc.                                                        72,727         1,789,084
 * European Micro Holdings, Inc.                                                   4,600               138
 * Evans & Sutherland Computer Corp.                                              10,400            68,744
 * Evans Systems, Inc.                                                             2,500               106
 * Evercel, Inc.                                                                     766               709
*# Evergreen Solar, Inc.                                                         109,300           370,418
 * Everlast Worldwide, Inc.                                                        1,500             5,370
 * Evolving Systems, Inc.                                                         12,600            44,981
 * Exabyte Corp.                                                                     700               217
 * Exact Sciences Corp.                                                           59,605           206,233
 * Exactech, Inc.                                                                 10,800           203,472
 * Exar Corp.                                                                     93,208         1,303,048
 * Excel Technology, Inc.                                                         26,472           688,272
 * Exelixis, Inc.                                                                165,918   $     1,488,284
 * Exponent, Inc.                                                                  6,700           186,193
 * ExpressJet Holdings, Inc.                                                     119,600         1,394,536
 * Extended Systems, Inc.                                                         11,100            28,305
 * Extreme Networks, Inc.                                                        277,921         1,898,200
 * EZCORP, Inc. Class A Non-Voting                                                10,800           115,452
 * Ezenia! Inc.                                                                      200               204
 * F5 Networks, Inc.                                                              76,000         3,271,800
 * Fab Industries, Inc.                                                            5,200            20,696
   Factset Research Systems, Inc.                                                 57,000         2,944,050
 * Fairchild Corp. Class A                                                        48,352           145,056
 * Falcon Products, Inc.                                                          11,500            10,034
*# FalconStor Software, Inc.                                                     108,105           846,462
 * Famous Dave's of America, Inc.                                                 26,825           298,294
 * Fargo Electronics                                                              28,800           426,816
   Farmer Brothers Co.                                                            19,000           504,640
 * Faro Technologies, Inc.                                                        31,660           861,152
   FBL Financial Group, Inc. Class A                                              61,600         1,750,672
 * Featherlite, Inc.                                                               6,500            26,065
   Fedders Corp.                                                                  61,510           184,530
 * Federal Agriculture Mortgage
     Corporation                                                                     500            11,330
   Federal Screw Works                                                             1,562            53,748
 # Federal Signal Corp.                                                          110,700         1,904,040
*# Federal-Mogul Corp.                                                            57,900            21,423
 * FEI Co.                                                                        76,558         1,637,576
 * Female Health Co.                                                               9,300            17,205
 # Ferro Corp.                                                                    96,400         2,205,632
   FFLC Bancorp, Inc.                                                              5,400           176,202
 * Fibermark, Inc.                                                                   100                 2
 * Fiberstars, Inc.                                                               15,500           139,500
   Fidelity Bankshares, Inc.                                                      34,832         1,429,157
 * Fidelity Federal Bancorp                                                        2,500             4,400
   Fidelity Southern Corp.                                                         8,800           159,544
 * Filenet Corp.                                                                  90,680         2,431,131
 * Financial Federal Corp.                                                        39,800         1,530,708
 * Financial Industries Corp.                                                     12,482            99,232
 * FindWhat.com                                                                   69,300         1,336,104
 * Finisar Corp.                                                                 333,296           609,932
   Finish Line, Inc. Class A                                                      97,834         1,800,146
 * Finishmaster, Inc.                                                                800            10,352
 * Finlay Enterprises, Inc.                                                       19,000           368,980
 * Firebrand Financial Group, Inc.                                                 9,100               364
 * First Acceptance Corp.                                                          1,500            13,050
   First Albany Companies, Inc.                                                    9,098            83,611
 * First Aviation Services, Inc.                                                   6,200            24,862
   First Bancorp                                                                   9,315           263,801
 * First Cash Financial Services, Inc.                                            35,681           929,133
   First Charter Corp.                                                            68,508         1,876,434
   First Citizens BancShares, Inc.                                                 1,300           176,884
   First Commonwealth Financial Corp.                                            159,751         2,452,178
   First Community Bancorp                                                        35,700         1,500,114
   First Community Bancshares, Inc.                                               24,561           874,863
 * First Consulting Group, Inc.                                                   55,703           304,695
   First Defiance Financial Corp.                                                  6,859           187,662
   First Federal Bancshares of Arkansas,
     Inc.                                                                          5,800           126,266
   First Financial Bancorp                                                       100,457         1,715,806
   First Financial Bankshares, Inc.                                               15,395           669,682
   First Financial Corp.                                                           2,550            92,616
   First Financial Holdings, Inc.                                                 28,464           931,911

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
   First Franklin Corp.                                                              300   $         6,075
 * First Health Group Corp.                                                       17,731           315,966
 * First Horizon Pharmaceutical Corp.                                             82,864         1,620,820
   First Indiana Corp.                                                            35,881           831,363
 * First Investors Financial Services
     Group, Inc.                                                                   5,400            24,192
   First Keystone Financial, Inc.                                                  2,000            45,300
   First M&F Corp.                                                                 2,100            71,400
 * First Mariner Bancorp                                                           4,900            84,231
   First Merchants Corp.                                                          41,108         1,107,861
   First Midwest Bancorp, Inc.                                                     7,375           276,857
   First Midwest Financial, Inc.                                                   2,400            60,264
   First Mutual Bancshares, Inc.                                                   5,013           124,548
   First National Bankshares of Florida                                           29,169           749,352
   First Niagara Financial Group, Inc.                                           187,028         2,700,684
   First Oak Brook Bancshares, Inc.                                                3,150           103,320
   First PacTrust Bancorp, Inc.                                                    8,200           214,020
   First Place Financial Corp.                                                    30,746           691,785
   First Republic Bank                                                            36,750         1,888,582
   First State Bancorporation                                                     16,776           630,274
   First United Corp.                                                              3,500            71,225
 * First Virtual Communications, Inc.                                              1,650               272
   Firstbank Corp.                                                                 2,835            83,488
   FirstBank NW Corp.                                                              2,928            84,839
 * FirstCity Financial Corp.                                                      25,500           228,225
 * FirstFed Financial Corp.                                                       37,700         1,983,774
*# Firstwave Technologies, Inc.                                                    2,600             5,304
 * Fischer Imaging Corp.                                                           9,100            33,215
 * Five Star Quality Care, Inc.                                                   18,800           127,464
   Flag Financial Corp.                                                            6,500            92,625
   Flagstar Bancorp, Inc.                                                        141,100         3,074,569
   Flamemaster Corp.                                                                  27               972
 * Flanders Corp.                                                                 60,260           601,395
 * Fleetwood Enterprises, Inc.                                                   127,400         1,726,270
   Flexsteel Industries, Inc.                                                      6,100           106,811
   Florida East Coast Industries, Inc.                                            64,400         2,746,660
   Florida Public Utilities Co.                                                    3,866            71,289
 * Flow International Corp.                                                       33,300            92,241
   Flowers Foods, Inc.                                                           100,825         3,078,187
 * Flowserve Corp.                                                               123,000         3,102,060
   Flushing Financial Corp.                                                       44,114           937,422
*# FLYi, Inc.                                                                     68,000           127,840
 * FMC Corp.                                                                      58,800         2,913,540
   FMS Financial Corp.                                                             3,300            59,218
   FNB Corp.                                                                       2,700            52,785
 # FNB Corp.                                                                     106,420         2,259,297
   FNB Financial Services Corp.                                                    2,625            55,125
 * Foamex International, Inc.                                                     56,123           228,421
 * FOCUS Enhancements, Inc.                                                        3,132             3,570
 * Foodarama Supermarkets, Inc.                                                    1,100            44,550
   Foothill Independent Bancorp                                                    6,555           151,224
 * Footstar, Inc.                                                                 27,600           104,880
 * Forest Oil Corp.                                                               70,670         2,404,900
 * Forgent Networks, Inc.                                                         39,400            66,980
 * Forrester Research, Inc.                                                       50,917           830,965
 * Forward Air Corp.                                                              49,550         2,296,642
 * Foster (L.B.) Co. Class A                                                      10,000            88,000
 * Foster Wheeler, Ltd.                                                            2,030            28,887
 * Foundry Networks, Inc.                                                         39,500           527,325
 * Fountain Powerboat Industries, Inc.                                             4,700            24,675
*# FPIC Insurance Group, Inc.                                                     22,946           757,906
   Frankfort First Bancorp, Inc.                                                     850   $        20,714
 * Frankfort Tower Industries, Inc.                                               13,100                18
 * Franklin Covey Co.                                                             19,300            38,407
   Franklin Electric Co., Inc.                                                    21,600           878,256
 * Franklin Electronic Publishers, Inc.                                            7,900            34,760
 # Fred's, Inc.                                                                   90,350         1,565,765
 # Fremont General Corp.                                                          13,200           314,160
   Frequency Electronics, Inc.                                                     8,300           124,085
 * Fresh Brands, Inc.                                                              5,100            38,760
 * Fresh Choice, Inc.                                                              5,900             2,537
   Friedman Industries, Inc.                                                       6,158            50,372
 * Friedmans, Inc. Class A                                                        35,240            59,379
 * Friendly Ice Cream Corp.                                                        7,300            65,335
   Frisch's Restaurants, Inc.                                                      4,900           116,718
 * Frontier Airlines, Inc.                                                        81,761           959,057
   Frontier Oil Corp.                                                             61,900         1,649,635
 * Frozen Food Express Industries, Inc.                                           39,207           462,643
 * FSI International, Inc.                                                        63,100           283,950
 * FTI Consulting, Inc.                                                           98,025         1,977,164
*# FuelCell Energy, Inc.                                                         105,854         1,063,833
   Fuller (H.B.) Co.                                                              65,809         1,883,454
   Furniture Brands International, Inc.                                          125,900         3,058,111
*# FX Energy, Inc.                                                                19,400           194,776
   G & K Services, Inc. Class A                                                   44,790         1,839,973
 * G-III Apparel Group, Ltd.                                                       6,700            41,205
   Gabelli Asset Management, Inc.                                                 13,700           663,080
*# Gadzooks, Inc.                                                                 13,600            22,032
 * Gaiam, Inc.                                                                     5,500            28,875
 * Galaxy Nutritional Foods, Inc.                                                 11,500            20,470
 * GameStop Corp.                                                                 46,700           984,903
   GameTech International, Inc.                                                   11,100            42,524
 * Gaming Partners International Corp.                                             4,100            94,095
 * Gardenburger, Inc.                                                              4,000               400
 * Gardner Denver Machinery, Inc.                                                 45,688         1,571,667
 * Gartner Group, Inc.                                                           190,100         2,262,190
 * Gartner, Inc.                                                                   1,200            14,064
 * Gateway Financial Holdings, Inc.                                                2,200            34,320
 * Gateway, Inc.                                                                 136,400           928,884
   GATX Corp.                                                                    108,500         3,194,240
 * Gaylord Entertainment Co.                                                      87,363         3,078,672
   GB & T Bancshares, Inc.                                                           875            22,199
 * Gehl Co.                                                                       11,800           259,482
 * Genaera Corp.                                                                  23,000            83,030
*# Genaissance Pharmaceuticals, Inc.                                              64,350            99,099
   Gencorp, Inc.                                                                  99,711         1,676,142
 * Gene Logic, Inc.                                                               70,572           237,828
 * Genecor International, Inc.                                                   135,869         2,201,078
 * Genelabs Technologies, Inc.                                                   107,510            76,332
 * General Binding Corp.                                                          13,300           177,289
 * General Cable Corp.                                                            90,300         1,228,080
 * General Communications, Inc. Class A                                          122,881         1,258,301
 * General DataComm Industries, Inc.                                               1,010               601
 * General Employment Enterprises, Inc.                                            3,100             8,711
 * Genesco, Inc.                                                                  50,700         1,499,706
 * Genesee & Wyoming, Inc.                                                        55,750         1,537,027
 * Genesee Corp. Class B                                                             200               420
 * Genesis HealthCare Corp.                                                       44,650         1,439,962
 * Genesis Microchip, Inc.                                                        37,462           611,005
 * Geneva Financial Corp.                                                          2,600             2,080
 * Genlyte Group, Inc.                                                            31,500         2,525,355
 * Genta, Inc.                                                                   174,220           226,486

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Gentiva Health Services, Inc.                                                  13,950   $       232,267
 * Genus, Inc.                                                                    71,321           124,099
 * GenVec, Inc.                                                                  116,369           225,756
   Georgia Gulf Corp.                                                             69,500         4,001,810
 * Gerber Scientific, Inc.                                                        49,500           388,575
*# Geron Corp.                                                                   104,909           729,118
   Gevity HR, Inc.                                                                61,910         1,096,426
 * Giant Group, Ltd.                                                               2,200             3,410
 * Giant Industries, Inc.                                                         27,600           772,800
   Gibraltar Industries, Inc.                                                     27,900           672,111
 * Giga-Tronics, Inc.                                                              4,600            10,580
   Glacier Bancorp, Inc.                                                          56,317         1,949,131
 * Glacier Water Services, Inc.                                                    3,600            94,680
   Glatfelter (P.H.) Co.                                                         100,900         1,445,897
 * Glenayre Technologies, Inc.                                                   119,827           219,283
 * Global e-Point, Inc.                                                            3,008             9,174
 * Global Imaging Systems, Inc.                                                   53,071         1,985,917
 * Global Payment Technologies, Inc.                                               5,500            27,995
*# Global Power Equipment Group, Inc.                                            106,500           925,485
 * Globecomm Systems, Inc.                                                        16,500           103,620
 * Glowpoint, Inc.                                                                49,850            60,318
*# GoAmerica, Inc.                                                                    56               685
   Gold Banc Corp.                                                                63,565           950,932
   Golden Enterprises, Inc.                                                       11,800            33,040
 * Goodrich Petroleum Corp.                                                       46,900           757,435
*# Goodyear Tire & Rubber Co.                                                    113,200         1,428,584
   Goody's Family Clothing, Inc.                                                  43,942           427,995
 * GoRemote Internet Communications,
     Inc.                                                                         64,900           116,820
   Gorman-Rupp Co.                                                                 9,968           228,267
 * Gottschalks, Inc.                                                              12,700           114,300
 * GP Strategies Corp.                                                            14,560           103,376
 * Graftech International, Ltd.                                                  224,000         2,136,960
   Graham Corp.                                                                    1,000            13,150
   Granite Construction, Inc.                                                     95,700         2,539,878
 * Graphic Packaging Corp.                                                       195,000         1,591,200
   Gray Television, Inc.                                                         100,860         1,512,900
   Gray Television, Inc. Class A                                                   6,800            94,316
   Great American Financial Resources,
     Inc.                                                                         18,300           319,518
 * Great Atlantic & Pacific Tea Co., Inc.                                         88,700           670,572
 # Great Lakes Chemical Corp.                                                    111,700         3,272,810
   Great Southern Bancorp, Inc.                                                   13,600           557,600
 # Greater Bay Bancorp                                                            92,446         2,685,556
   Greater Communications Bancorp                                                  3,690            54,612
 * Green Mountain Coffee, Inc.                                                    15,630           374,807
   Green Mountain Power Corp.                                                     10,900           295,935
 * Greenbriar Corp.                                                                  674             2,255
   Greenbrier Companies, Inc.                                                     14,100           419,334
   Greene County Bancshares, Inc.                                                  1,900            48,773
 * Greens Worldwide, Inc.                                                          2,502                45
   Grey Global Group, Inc.                                                           200           219,404
*# Grey Wolf, Inc.                                                               432,400         2,378,200
 * Griffin Land & Nurseries, Inc. Class A                                          2,200            58,080
 * Griffon Corp.                                                                  67,480         1,692,398
 * Group 1 Automotive, Inc.                                                       52,600         1,552,226
 * Grubb & Ellis Co.                                                              14,900            67,050
 * GSI Commerce, Inc.                                                             93,902         1,420,737
 * GSV, Inc.                                                                       1,800               450
 * GTC Biotherapeutics, Inc.                                                      59,964            91,745
 * GTSI Corp.                                                                     19,220           194,891
   Guaranty Bancshares, Inc.                                                       3,000   $        65,100
   Guaranty Federal Bancshares, Inc.                                               3,000            71,370
 * Guess, Inc.                                                                   101,380         1,470,010
 * Guilford Pharmaceuticals, Inc.                                                100,814           568,591
 * Guitar Center, Inc.                                                            58,200         2,815,716
   Gulf Island Fabrication, Inc.                                                  27,931           594,092
 * Gulfmark Offshore, Inc.                                                        43,800           911,478
 * Gymboree Corp.                                                                 70,700           833,553
 * Ha-Lo Industries, Inc.                                                         64,900                45
 * Haemonetics Corp.                                                              58,000         2,024,200
   Haggar Corp.                                                                    6,300           139,230
 * Hain Celestial Group, Inc.                                                     81,688         1,587,198
 * Halifax Corp.                                                                   1,000             5,620
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                                       5,200            74,880
 * Hampshire Group, Ltd.                                                           4,000           124,700
   Hancock Fabrics, Inc.                                                          43,100           429,276
   Hancock Holding Co.                                                            74,792         2,542,928
   Handleman Co.                                                                  53,023         1,124,088
 * Hanger Orthopedic Group, Inc.                                                  49,552           386,506
   Hanmi Financial Corp.                                                           5,500           204,490
 * Hanover Compressor Co.                                                        197,300         2,880,580
   Harbor Florida Bancshares, Inc.                                                54,691         1,919,654
   Hardinge, Inc.                                                                  8,800            98,560
   Harland (John H.) Co.                                                          63,000         2,224,530
   Harleysville Group, Inc.                                                       65,543         1,575,654
   Harleysville National Corp.                                                    60,344         1,699,287
 * Harmonic, Inc.                                                                166,146         1,290,954
 * Harolds Stores, Inc.                                                            2,308             3,023
 * Harris Interactive, Inc.                                                      139,300           924,952
 * Hartmarx Corp.                                                                 33,600           271,152
 * Harvard Bioscience, Inc.                                                       64,100           254,477
 * Harvest Natural Resources, Inc.                                                82,900         1,512,925
 * Hastings Entertainment, Inc.                                                   22,800           186,276
 * Hastings Manufacturing Co.                                                        700             1,197
 * Hauppauge Digital, Inc.                                                         8,800            48,303
   Haverty Furniture Co., Inc.                                                    15,700           316,355
   Haverty Furniture Co., Inc. Class A                                               400             7,920
 * Hawaiian Holdings, Inc.                                                        29,875           187,017
 * Hawk Corp.                                                                      8,500            71,825
   Hawkins, Inc.                                                                  10,200           121,380
 * Headwaters, Inc.                                                               77,300         2,475,919
*# HealthAxis, Inc.                                                                  750             2,161
   Healthcare Services Group, Inc.                                                16,650           345,321
 * HealthExtras, Inc.                                                             74,876         1,195,770
 * HealthTronics Surgical Services, Inc.                                          47,439           354,369
   Heartland Express, Inc.                                                       143,904         3,160,132
   Heartland Financial USA, Inc.                                                   5,779           127,543
 * Hecla Mining Co.                                                              272,000         1,846,880
   Hector Communications Corp.                                                     3,500            74,200
 * HEI, Inc.                                                                       6,000            14,640
   Heico Corp.                                                                    22,700           485,780
   Heico Corp. Class A                                                             8,065           132,347
 * Heidrick & Struggles International, Inc.                                       42,600         1,465,440
   Helix Technology Corp.                                                         60,053           904,999
   Helmerich & Payne, Inc.                                                        97,600         3,184,688
*# Hemispherx Biopharma, Inc.                                                     95,100           149,307
   Henry Jack & Associates, Inc.                                                   6,942           133,842
*# Hercules, Inc.                                                                208,900         3,112,610
 * Heritage Commerce Corp.                                                         2,800            54,768
   Heritage Financial Corp.                                                        7,500           162,825

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Herley Industries, Inc.                                                        31,000   $       638,290
 * Hexcel Corp.                                                                   89,300         1,361,825
   HF Financial Corp.                                                              3,630            67,246
 * Hi-Shear Technology Corp.                                                       8,600            47,386
 * Hi-Tech Pharmacal, Inc.                                                        17,650           288,577
 * HI/FN, Inc.                                                                    10,400            83,200
 * Hibbett Sporting Goods, Inc.                                                   53,870         1,334,360
   Hickory Tech Corp.                                                             13,900           147,757
   Hilb Rogal Hamilton Co.                                                        81,700         2,834,173
 * Hines Horticulture, Inc.                                                       22,000            84,700
   Hirsch International Corp. Class A                                              3,300             3,795
   HMN Financial, Inc.                                                             4,400           140,624
 * HMS Holdings Corp.                                                             44,088           309,498
 * Hoenig Group Escrow Shares                                                      7,900             1,817
   Hollinger International, Inc. Class A                                         100,900         1,889,857
 * Hollis-Eden Pharmaceuticals, Inc.                                              44,353           449,739
   Holly Corp.                                                                    37,200         1,047,924
 * Hollywood Entertainment Corp.                                                 130,573         1,656,971
 * Hollywood Media Corp.                                                          64,546           289,812
 * Hologic, Inc.                                                                  47,200         1,179,528
   Home Federal Bancorp                                                            4,300           104,705
   Home Loan Financial Corp.                                                       1,700            35,283
 * Home Products International, Inc.                                               7,800            17,394
 * HomeStore, Inc.                                                               158,935           413,231
   Hooper Holmes, Inc.                                                           145,400           763,350
   HopFed Bancorp, Inc.                                                            2,100            35,994
   Horace Mann Educators Corp.                                                    98,138         1,864,622
   Horizon Financial Corp.                                                        22,649           464,531
 * Horizon Health Corp.                                                            9,900           237,501
*# Horizon Offshore, Inc.                                                         48,983            17,144
 * Hot Topic, Inc.                                                               106,900         1,749,953
 * Houston Exploration Co.                                                        49,997         2,994,820
 * Hub Group, Inc. Class A                                                         7,000           304,500
 * Hudson Highland Group, Inc.                                                     2,130            58,170
   Hudson River Bancorp, Inc.                                                     51,564         1,044,171
 * Hudson Technologies, Inc.                                                       5,100             4,080
 * Huffy Corp.                                                                    27,005             5,469
   Hughes Supply, Inc.                                                            34,438         1,132,321
 * Human Genome Sciences, Inc.                                                    44,310           487,410
 * Hurco Companies, Inc.                                                           5,600            89,656
*# Hutchinson Technology, Inc.                                                    60,000         1,966,200
 * Huttig Building Products, Inc.                                                  5,300            45,739
 * Hydril Co.                                                                     37,900         1,777,889
 * Hypercom Corp.                                                                119,200           724,736
 * HyperFeed Technologies, Inc.                                                    1,450             3,987
 * Hyperion Solutions Corp.                                                       66,313         2,971,486
 * I-Flow Corp.                                                                   46,800           960,804
 * I-many, Inc.                                                                   47,700            64,395
 * I-Sector Corp.                                                                 10,400            75,920
*# I-Trax, Inc.                                                                   58,600            77,352
*# I.C. Isaacs & Co., Inc.                                                         7,200            27,000
   IBERIABANK Corp.                                                               18,953         1,224,364
 * Ibis Technology Corp.                                                          22,500            57,150
*# iCAD, Inc.                                                                      3,600            17,280
 * ICO, Inc.                                                                      14,320            43,390
 * ICT Group, Inc.                                                                19,274           164,793
*# ICU Medical, Inc.                                                              31,250           779,687
   IDACORP, Inc.                                                                  87,800         2,828,916
 * Identix, Inc.                                                                 201,112         1,594,818
 * IDT Corp.                                                                      45,278           664,228
 * IDT Corp. Class B                                                              40,900           628,633
 * IDX Systems Corp.                                                              69,851   $     2,453,167
 * iGATE Capital Corp.                                                           118,527           474,108
 * IGI, Inc.                                                                       2,100             2,436
 * Igo Escrow Share                                                                4,100                 0
   IHOP Corp.                                                                     46,500         1,970,205
 * II-VI, Inc.                                                                    33,370         1,439,915
   IKON Office Solutions, Inc.                                                   136,960         1,544,909
 * ILEX Oncology, Inc.                                                            62,400         1,551,264
 * Illumina, Inc.                                                                 86,842           659,999
 # ILX Resorts, Inc.                                                               2,900            33,698
 * Image Entertainment, Inc.                                                      42,000           254,940
*# ImageWare Systems, Inc.                                                         5,500            16,060
   Imation Corp.                                                                  80,600         2,596,126
 * IMCO Recycling, Inc.                                                           30,900           499,344
*# Immersion Corp.                                                                53,700           287,832
*# Immtech International, Inc.                                                    25,000           350,250
 * Immucor, Inc.                                                                  68,812         2,212,306
 * ImmunoGen, Inc.                                                                91,853           718,290
 * Immunomedics, Inc.                                                            124,400           349,564
 * IMPAC Medical Systems, Inc.                                                    10,400           174,200
 * Impath, Inc.                                                                   21,600            97,200
 * Impax Laboratoroes, Inc.                                                      128,644         1,610,623
 * IMPCO Technologies, Inc.                                                       42,920           284,989
*# Imperial Sugar Co.                                                             14,551                 0
 * Imperial Sugar Co.                                                             22,020           431,372
 * Implant Sciences Corp.                                                         16,600           179,114
 * Impreso, Inc.                                                                   5,300            13,563
 * Incyte Corp.                                                                  166,230         1,707,182
   Independence Holding Co.                                                        4,950            89,545
   Independent Bank Corp. MA                                                      35,203         1,216,616
   Independent Bank Corp. MI                                                      47,745         1,437,124
 * Indevus Pharmaceuticals, Inc.                                                 105,694           730,346
 * Index Development Partners, Inc.                                                4,600             3,358
 * Indus International, Inc.                                                      34,900            66,310
 * Industrial Distribution Group, Inc.                                            20,600           169,559
 * INEI Corp.                                                                        100                53
   Infinity Property & Casualty Corp.                                             45,546         1,685,202
*# Infinity, Inc.                                                                 20,698           131,619
*# Infocrossing, Inc.                                                             41,991           705,449
 * InFocus Corp.                                                                  87,989           589,526
 * Infonet Services Corp.                                                        133,400           265,466
 * Informatica Corp.                                                             198,300         1,546,740
*# Information Architects Corp.                                                    1,080               130
 * Inforte Corp.                                                                  24,600           166,296
 * Infosonics Corp.                                                                2,400             8,016
 * InfoSpace, Inc.                                                                64,046         2,837,238
 * infoUSA, Inc.                                                                 122,875         1,352,854
   Ingles Market, Inc. Class A                                                    25,480           325,889
 * InKine Pharmaceutical Co., Inc.                                                21,400           112,029
 * Innodata Isogen, Inc.                                                          51,300           357,561
 * Innotrac Corp.                                                                 11,600            98,020
 * Innovative Clinical Solutions, Ltd.                                               968                 5
 * Innovative Solutions & Support, Inc.                                           12,700           388,747
 * Innovex, Inc.                                                                  41,600           207,584
 * Input/Output, Inc.                                                            175,100         1,535,627
 * Insight Communications Co., Inc.                                              109,775           929,794
 * Insight Enterprises, Inc.                                                     108,179         2,188,461
 * Insightful Corp.                                                                6,300            17,262
 * Insignia Systems, Inc.                                                         19,250            23,677
*# Insite Vision, Inc.                                                            18,000            11,880
 * Insituform Technologies, Inc. Class A                                          61,519         1,435,853

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
*# Insmed, Inc.                                                                   69,118   $       108,515
 * Inspire Pharmaceuticals, Inc.                                                  86,569         1,550,451
 * Instinet Group, Inc.                                                           36,500           218,635
 * Insurance Auto Auctions, Inc.                                                  26,561           589,389
 * InsWeb Corp.                                                                    1,633             4,034
   Integra Bank Corp.                                                             39,881           912,477
*# Integra LifeSciences Holdings                                                  66,200         2,250,138
   Integral Systems, Inc.                                                          9,200           183,908
 * Integral Vision, Inc.                                                           2,200             3,190
 * IntegraMed America, Inc.                                                        3,100            21,731
*# Integrated Biopharma, Inc.                                                     27,200           193,392
 * Integrated Device Technology, Inc.                                            230,013         2,610,648
 * Integrated Electrical Services, Inc.                                           76,000           229,520
 * Integrated Information Systems, Inc.                                              820               107
 * Integrated Silicon Solution, Inc.                                              79,894           611,988
*# Intelli-Check, Inc.                                                            22,600            91,530
 * Intellidata Technologies Corp.                                                 46,978            18,321
 * Intelligent Systems Corp.                                                       4,500            10,350
 * Intelligroup, Inc.                                                             31,400            42,704
*# Intellisync Corp.                                                             122,786           221,015
   Inter Parfums, Inc.                                                            18,550           310,341
 * Interactive Intelligence, Inc.                                                 34,900           151,815
   Interchange Financial Services Corp.                                           12,600           336,420
 * Interdigital Communications Corp.                                             126,900         2,582,415
 * Interep National Radio Sales, Inc.                                                700               560
 * Interface, Inc. Class A                                                       100,306           993,029
 * Interferon Scientific, Inc.                                                     2,435                79
 * Intergraph Corp.                                                               84,200         2,206,040
 * Interland, Inc.                                                                36,110           113,385
 * Interlink Electronics, Inc.                                                     9,700            87,009
 * Intermagnetics General Corp.                                                   64,342         1,896,159
   Intermet Corp.                                                                 47,300             6,149
 * InterMune, Inc.                                                                74,700           927,027
   International Aluminum Corp.                                                    2,100            69,090
 * International Microcomputer Software,
     Inc.                                                                          5,100             5,253
 * International Shipholding Corp.                                                 6,100            91,439
*# Internet Commerce Corp.                                                         4,000             5,400
 * Internet Security Systems, Inc.                                               108,600         2,629,206
*# Interpharm Holdings, Inc.                                                      53,300           162,565
 * Interphase Corp.                                                                5,400            37,800
   Interpool, Inc.                                                                38,000           811,300
 # Interstate Bakeries Corp.                                                      81,300           469,507
 * Interstate Hotels & Resorts, Inc.                                              53,840           255,740
   Inter-Tel, Inc.                                                                59,300         1,679,376
 * Intervoice, Inc.                                                               82,818         1,076,634
 * Interwoven, Inc.                                                               89,707           870,158
 * Intest Corp.                                                                    8,600            41,710
 * Intevac, Inc.                                                                  12,000            84,600
 * IntraBiotics Pharmaceuticals, Inc.                                             19,300            70,831
 * Intrado, Inc.                                                                  37,300           504,296
 * Intraware, Inc.                                                                14,200            16,472
*# Introgen Therapeutics, Inc.                                                    61,186           427,078
 * Intrusion, Inc.                                                                 4,050             5,836
 * Intuitive Surgical, Inc.                                                       77,423         2,781,808
   Invacare Corp.                                                                 54,300         2,742,693
 * Inverness Medical Innovations, Inc.                                             7,461           181,302
 * Investment Technology Group, Inc.                                             102,900         1,724,604
 * INVESTools, Inc.                                                                8,483            24,516
   Investors Title Co.                                                             1,400            49,077
*# Invision Technologies, Inc.                                                    27,200         1,318,656
 * Iomed, Inc.                                                                    15,100   $        36,240
 * Iomega Corp.                                                                  117,495           534,602
 * Ion Networks, Inc.                                                                100                26
*# Ionatron, Inc.                                                                 17,500           168,000
*# Ionics, Inc.                                                                   52,000         2,246,920
 * iPass, Inc.                                                                    41,500           269,335
*# IPIX Corp.                                                                      4,350            28,275
 * Iridex Corp.                                                                    6,800            27,676
 * IRIS International, Inc.                                                       36,024           296,874
   Irwin Financial Corp.                                                          65,200         1,734,972
 * Isis Pharmaceuticals, Inc.                                                    126,800           598,496
*# Island Pacific, Inc.                                                           73,700            29,480
 * Isle of Capri Casinos, Inc.                                                    66,464         1,630,362
*# Isolagen, Inc.                                                                 78,000           592,020
 * Ista Pharmaceuticals, Inc.                                                     35,300           353,353
 * Iteris, Inc.                                                                      520             1,825
 * ITLA Capital Corp.                                                              5,800           316,854
 * Itron, Inc.                                                                    48,200         1,043,530
 * iVillage, Inc.                                                                155,622           738,426
 * Ixia                                                                          133,647         1,884,423
 * IXYS Corp.                                                                     72,524           673,748
 * J & J Snack Foods Corp.                                                        20,689           971,142
 * J Net Enterprises, Inc.                                                         8,400            22,260
 * J. Alexander's Corp.                                                            9,200            64,860
 * J. Jill Group, Inc.                                                            46,255           798,824
 * j2 Global Communication, Inc.                                                  53,432         1,862,105
 * Jack in the Box, Inc.                                                          81,000         3,060,180
 * Jaclyn, Inc.                                                                    1,300             8,645
 * Jaco Electronics, Inc.                                                          5,659            24,506
 * Jacuzzi Brands, Inc.                                                          173,578         1,621,219
 * Jakks Pacific, Inc.                                                            57,326         1,067,410
 * Jarden Corp.                                                                   63,150         2,423,065
 * JDA Software Group, Inc.                                                       63,412           831,965
 * Jennifer Convertibles, Inc.                                                     1,300             4,030
   JLG Industries, Inc.                                                          101,200         1,760,880
 * JMAR Industries, Inc.                                                          23,700            34,839
 * Jo-Ann Stores, Inc.                                                            48,975         1,347,792
 * Johnson Outdoors, Inc.                                                          6,700           135,541
 * Jones Lang LaSalle, Inc.                                                       74,900         2,688,910
*# Jos. A. Bank Clothiers, Inc.                                                   30,800           810,040
 * Journal Register Co.                                                           95,800         1,811,578
 * JPS Industries, Inc.                                                            9,200            34,454
   Juno Lighting, Inc.                                                               980            39,298
 * Jupitermedia Corp.                                                             71,669         1,201,889
   K-Swiss, Inc. Class A                                                          59,200         1,603,846
 * K-Tron International, Inc.                                                      2,400            60,240
 * K-V Pharmaceutical Co. Class A                                                 76,050         1,429,740
 * K-V Pharmaceutical Co. Class B                                                 20,975           415,305
 * K2, Inc.                                                                      107,263         1,810,599
 * Kadant, Inc.                                                                   30,320           613,980
   Kaman Corp. Class A                                                            49,600           595,200
 * Kansas City Southern                                                          144,200         2,452,842
 * Katy Industries, Inc.                                                           8,300            44,820
   Kaydon Corp.                                                                   61,700         2,004,016
 * KBK Capital Corp.                                                               2,000             1,500
 * KCS Energy, Inc.                                                              112,200         1,607,826
 * Keane, Inc.                                                                   142,064         2,201,992
 * Keith Companies, Inc.                                                          11,400           194,370
   Keithley Instruments, Inc.                                                     32,300           611,116
   Kellwood Co.                                                                   62,676         2,181,752
   Kelly Services, Inc. Class A                                                   70,048         2,129,459

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Kemet Corp.                                                                   198,923   $     1,762,458
 * Kendle International, Inc.                                                     29,103           241,264
   Kennametal, Inc.                                                               31,100         1,595,430
 * Kennedy-Wilson, Inc.                                                            8,800            63,140
   Kenneth Cole Productions, Inc.
     Class A                                                                      27,250           804,420
*# Kensey Nash Corp.                                                              26,454           826,952
 * Kera Vision, Inc.                                                               4,300                 9
   Kewaunee Scientific Corp.                                                       2,000            18,180
 * Key Energy Group, Inc.                                                        248,100         3,106,212
 * Key Technology, Inc.                                                            4,700            44,791
 * Key Tronic Corp.                                                                8,600            27,262
 * Keynote Systems, Inc.                                                          18,600           236,778
 * Keystone Automotive Industries, Inc.                                           34,474           807,726
 * Keystone Consolidated Industries,
     Inc.                                                                          2,100               126
 * Kforce, Inc.                                                                   83,910         1,005,242
*# KFX, Inc.                                                                     133,800         2,015,028
   Kimball International, Inc. Class B                                            53,700           800,130
 * Kindred Healthcare, Inc.                                                       82,978         2,265,299
 * Kirby Corp.                                                                    56,500         2,571,880
 * Kirkland's, Inc.                                                               17,200           165,120
   Knape & Vogt Manufacturing Co.                                                  2,290            28,442
 * Knight Trading Group, Inc.                                                    184,336         2,103,274
 * Knight Transportation, Inc.                                                   129,653         3,124,637
 * Koala Corp.                                                                     6,500               617
 * Komag, Inc.                                                                    62,409         1,045,351
 * Kopin Corp.                                                                   159,791           648,751
 * Korn/Ferry International                                                       88,900         1,656,207
*# Kos Pharmaceuticals, Inc.                                                      81,100         3,452,427
 * Kosan Biosciences, Inc.                                                        66,524           428,415
   Koss Corp.                                                                      3,600            72,000
*# Krispy Kreme Doughnuts, Inc.                                                  140,800         1,417,856
   Kronos Worldwide, Inc.                                                          9,860           452,574
 * Kronos, Inc.                                                                   59,000         2,981,860
 * Kulicke & Soffa Industries, Inc.                                              117,834           881,398
 * KVH Industries, Inc.                                                           33,228           335,603
 * Kyphon, Inc.                                                                   90,100         2,167,806
 * La Jolla Pharmceutical Co.                                                    132,600           186,966
   La-Z-Boy, Inc.                                                                116,000         1,780,600
 * LaBarge, Inc.                                                                  34,600           415,200
 * LabOne, Inc.                                                                   39,284         1,184,413
 * Labor Ready, Inc.                                                              95,400         1,514,952
 * LaBranche & Co., Inc.                                                         106,600           853,866
   Laclede Group, Inc.                                                            47,800         1,539,160
 * LaCrosse Footwear, Inc.                                                         5,800            57,130
 * Ladish Co., Inc.                                                               19,500           215,085
   Lakeland Bancorp, Inc.                                                         13,119           238,110
 * Lakeland Industries, Inc.                                                       2,420            47,553
 * Lakes Entertainment, Inc.                                                      37,650           525,217
   Lance, Inc.                                                                    68,100         1,269,384
 * Lancer Corp.                                                                    9,325           109,942
   LandAmerica Financial Group, Inc.                                              41,800         2,232,120
   Landauer, Inc.                                                                 20,500           950,790
 * Landec Corp.                                                                   53,190           334,033
   Landry's Restaurants, Inc.                                                     63,500         1,876,425
 * Lannet Co., Inc.                                                               53,030           492,118
 * Lantronix, Inc.                                                                15,000            14,700
*# Large Scale Biology Corp.                                                      42,800            46,224
*# LaserCard Corp.                                                                26,290           261,323
 * Laserscope                                                                     47,450         1,543,074
 * Lattice Semiconductor Corp.                                                   233,351   $     1,245,628
 * Laureate Education, Inc.                                                       51,951         2,046,350
   Lawson Products, Inc.                                                           9,600           468,960
 * Lawson Software, Inc.                                                         218,408         1,349,761
 * Layne Christensen Co.                                                          11,600           225,040
 * Lazare Kaplan International, Inc.                                               8,700            86,130
   LCA-Vision, Inc.                                                               30,950         1,015,160
 * LCC International, Inc. Class A                                                45,100           229,559
 * Learning Care Group, Inc.                                                       5,200            15,860
 * Learning Tree International, Inc.                                              38,381           503,943
 * LeCroy Corp.                                                                   10,100           216,241
 * Lectec Corp.                                                                    3,900             3,997
   Leesport Financial Corp.                                                          525            11,980
   Lennox International, Inc.                                                    138,405         2,489,906
 * Lesco, Inc.                                                                    18,300           219,600
*# Level 8 Systems, Inc.                                                           3,729               268
   Levitt Corp. Class A                                                           42,421         1,090,644
*# Lexar Media, Inc.                                                             175,097         1,381,515
 * Lexicon Genetics, Inc.                                                        145,818         1,025,101
   Libbey, Inc.                                                                   31,600           662,652
 * Liberate Technologies, Inc.                                                   106,300           239,706
   Liberty Corp.                                                                  43,200         1,883,520
   Liberty Homes, Inc. Class A                                                       200             1,005
 * Lifecell Corp.                                                                 64,900           671,066
 * Lifecore Biomedical, Inc.                                                      29,730           303,543
 * Lifeline Systems, Inc.                                                          8,200           221,810
   Lifetime Hoan Corp.                                                            24,349           330,903
*# Ligand Pharmaceuticals, Inc. Class B                                          170,000         1,904,000
 * Lightbridge, Inc.                                                              56,621           265,552
 * Lightning Rod Software, Inc.                                                      580               783
 * LightPath Technologies, Inc.                                                    1,850             7,677
 * Lin TV Corp.                                                                   59,000         1,063,180
   Lincoln Electric Holdings, Inc.                                                89,362         3,207,202
   Lindsay Manufacturer Co.                                                       27,100           762,594
 * Linens `n Things, Inc.                                                        102,500         2,546,100
 * Lionbridge Technologies, Inc.                                                  66,322           365,434
*# Lipid Sciences, Inc.                                                           56,608           261,529
*# Liquidmetal Technologies, Inc.                                                 68,495           146,922
   Lithia Motors, Inc. Class A                                                    34,610           878,402
 * Littlefuse, Inc.                                                               51,200         1,997,824
 * LMI Aerospace, Inc.                                                             7,900            58,381
   LNB Bancorp, Inc.                                                               1,200            24,036
   LNR Property Corp.                                                             38,000         2,376,900
 * Lodgenet Entertainment Corp.                                                   40,501           624,525
 * Lodgian, Inc.                                                                      51               541
 * Logic Devices, Inc.                                                             6,700             8,978
 * LogicVision, Inc.                                                              28,200            58,374
 * Logility, Inc.                                                                 13,200            54,516
 * LoJack Corp.                                                                   35,600           374,512
   Lone Star Steakhouse & Saloon, Inc.                                            45,746         1,234,685
 * Lone Star Technologies, Inc.                                                   66,800         2,097,520
   Longs Drug Stores Corp.                                                        86,100         2,298,870
   Longview Fibre Co.                                                            114,100         1,983,058
 * LookSmart, Ltd.                                                               191,367           380,629
 * LOUD Technologies, Inc.                                                        12,400            24,180
   Louisiana-Pacific Corp.                                                        20,700           506,529
   Lowrance Electronics, Inc.                                                      6,692           204,842
   LSB Bancshares, Inc.                                                            5,156            86,879
   LSB Corp.                                                                       4,300            79,378
   LSI Industries, Inc.                                                           45,527           452,538
 * LTX Corp.                                                                     133,900           956,046

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Luby's, Inc.                                                                   49,900   $       356,286
   Lufkin Industries, Inc.                                                         6,400           257,664
 * Luminex Corp.                                                                  71,552           644,684
 * Lydall, Inc.                                                                   35,600           398,008
 * Lynch Corp.                                                                     1,500            21,000
 * Lynch Interactive Corp.                                                         2,800            85,260
 * M&F Worldwide Corp.                                                            41,600           542,880
 * M-Wave, Inc.                                                                    2,900             4,118
   M/I Homes, Inc.                                                                31,300         1,415,073
   MacDermid, Inc.                                                                68,800         2,533,216
*# Mace Security International, Inc.                                              11,200            63,280
 * Mac-Gray Corp.                                                                 12,600            96,390
 * Macromedia, Inc.                                                               68,567         1,956,217
 * Macrovision Corp.                                                             113,693         3,018,549
 * Madden (Steven), Ltd.                                                          28,000           528,080
   MAF Bancorp, Inc.                                                              50,527         2,319,189
 * Magic Lantern Group, Inc.                                                       1,700               697
 * Magma Design Automation, Inc.                                                  80,483         1,091,349
 * Magna Entertainment Corp.                                                      21,200           127,200
 * Magnetek, Inc.                                                                 63,800           421,718
 * Magnum Hunter Resources, Inc.                                                 199,602         2,674,667
 * MAI Systems Corp.                                                                 500                80
   Main Street Banks, Inc.                                                        43,014         1,362,684
 * Main Street Restaurant Group, Inc.                                             25,200            36,540
   Maine & Maritimes Corp.                                                         1,600            40,800
 * MAIR Holdings, Inc.                                                            44,116           405,867
 * Major Automotive Companies, Inc.                                                3,280             2,624
 * Management Network Group, Inc.                                                 52,100           103,158
 * Manatron, Inc.                                                                  1,102             8,817
 * Manchester Technologies, Inc.                                                   8,000            39,200
 * Manhattan Associates, Inc.                                                     67,694         1,644,964
 # Mannatech, Inc.                                                                13,500           310,500
*# Manning (Greg) Auctions, Inc.                                                   9,200           105,524
 * Manugistic Group, Inc.                                                        163,000           448,250
 * MAPICS, Inc.                                                                   58,456           568,192
 * Mapinfo Corp.                                                                  44,823           535,635
   Marine Products Corp.                                                          25,530           668,886
 * MarineMax, Inc.                                                                36,075         1,060,605
 * Marisa Christina, Inc.                                                          6,700             8,308
   Maritrans, Inc.                                                                 7,800           140,790
 * MarketWatch, Inc.                                                              55,490         1,006,589
   MarkWest Hydrocarbon, Inc.                                                     10,285           180,605
 * Marlton Technologies, Inc.                                                      7,800             5,460
   Marsh Supermarkets, Inc. Class A                                                1,600            19,024
   Marsh Supermarkets, Inc. Class B                                                4,500            57,555
 * Martek Biosciences Corp.                                                       17,003           660,907
 * Marten Transport, Ltd.                                                          9,450           207,427
*# Martha Stewart Living Omnimedia,
     Inc.                                                                         45,800         1,081,796
   MASSBANK Corp.                                                                  4,700           174,370
 # Massey Energy Co.                                                              42,400         1,489,088
 * Mastec, Inc.                                                                  109,250           916,607
 * Material Sciences Corp.                                                        32,900           550,088
 * Matria Healthcare, Inc.                                                        23,769           831,915
 * Matritech, Inc.                                                                30,500            30,500
 * Matrix Bancorp, Inc.                                                            6,500            78,000
 * Matrix Service Co.                                                             37,400           278,630
 * MatrixOne, Inc.                                                               116,844           772,339
 * Matrixx Initiatives, Inc.                                                      20,800           284,752
   Matthews International Corp. Class A                                           74,200         2,735,754
 * Mattson Technology, Inc.                                                      114,345         1,069,126
 * Maui Land & Pineapple Co., Inc.                                                10,200   $       332,520
 * Maverick Tube Corp.                                                            97,800         3,100,260
 * Max & Erma's Restaurants, Inc.                                                  2,300            30,647
 * Maxco, Inc.                                                                     3,100            10,819
   Maxcor Financial Group, Inc.                                                   14,572           132,605
*# Maxim Pharmaceuticals, Inc.                                                    60,133           174,987
 * Maximus, Inc.                                                                  49,900         1,563,367
 * Maxtor Corp.                                                                  163,300           623,806
 * Maxwell Technologies, Inc.                                                     33,260           357,212
 * Maxxam, Inc.                                                                    8,900           266,911
 * Maxygen, Inc.                                                                  78,852           795,617
 * Mayor's Jewelers, Inc.                                                         20,300            12,789
 * Mays (J.W.), Inc.                                                                 200             2,855
   MB Financial, Inc.                                                             65,964         2,783,681
   MBT Financial Corp.                                                            38,461           917,295
 * McDATA Corp.                                                                  178,101         1,006,271
   MCG Capital Corp.                                                              99,434         1,690,378
   McGrath Rentcorp.                                                              27,307         1,153,994
 * McMoran Exploration Co.                                                        53,764           843,557
   McRae Industries, Inc. Class A                                                  2,600            36,400
 * MDI, Inc.                                                                      14,000            12,320
 * Meade Instruments Corp.                                                        43,632           138,313
 * Meadow Valley Corp.                                                             2,400             6,396
 * Meadowbrook Insurance Group, Inc.                                              61,300           310,791
 * Measurement Specialties, Inc.                                                  12,900           329,079
*# Mechanical Technology, Inc.                                                     4,700            25,944
 * Medallion Finanacial Corp.                                                      3,943            37,025
*# Medarex, Inc.                                                                 182,170         1,985,653
 * MedCath Corp.                                                                  39,049           848,144
*# Med-Design Corp.                                                               28,300            34,243
   Media General, Inc. Class A                                                     6,100           379,420
 * Media Services Group, Inc.                                                        471             6,788
 * MediaBay, Inc.                                                                  7,050             7,825
 * Mediacom Communications Corp.                                                 197,918         1,033,132
*# Medialink Worldwide, Inc.                                                       5,900            18,402
 * Medical Action Industries, Inc.                                                23,600           466,808
 * Medical Staffing Network Holdings,
     Inc.                                                                         69,500           598,395
 * Medicore, Inc.                                                                  3,800            25,498
*# Medifast, Inc.                                                                 25,000            86,000
 * MedQuist, Inc.                                                                 64,700           784,487
 * MEDTOX Scientific, Inc.                                                         7,545            58,474
 * Memry Corp.                                                                     9,800            27,440
 # Mentor Corp.                                                                   97,400         3,005,764
 * Mentor Graphics Corp.                                                         164,927         2,069,834
   Mercantile Bank Corp.                                                           1,260            51,408
   Merchants Bancshares, Inc.                                                      6,150           182,655
   Merchants Group, Inc.                                                           1,300            31,525
   Mercury Air Group, Inc.                                                         4,950            19,552
 * Mercury Computer Systems, Inc.                                                 47,800         1,505,700
*# Merge Technologies, Inc.                                                       29,894           576,057
   Meridian Bioscience, Inc.                                                      32,812           543,039
 * Meridian Resource Corp.                                                       174,200         1,189,786
 * Merit Medical Systems, Inc.                                                    60,576           688,143
 * Meritage Homes Corp.                                                           28,500         2,667,600
 * Merix Corp.                                                                    42,313           460,365
 * Merrimac Industries, Inc.                                                       2,860            26,312
 * Mesa Air Group, Inc.                                                           72,635           509,898
   Mesa Laboratories, Inc.                                                         3,300            38,775
 * Mestek, Inc.                                                                    5,400            97,848
 * Meta Group, Inc.                                                               12,700            67,564

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Metal Management, Inc.                                                         51,500   $     1,353,420
 * Metals USA, Inc.                                                               44,580           835,875
 * MetaSolv, Inc.                                                                 88,200           215,208
   Methode Electronics, Inc.                                                      34,100           450,120
   Met-Pro Corp.                                                                   8,100           106,920
 * Metris Companies, Inc.                                                        133,500         1,545,930
 * Metro One Telecommunications, Inc.                                             39,650            66,612
   MetroCorp. Bancshares, Inc.                                                     7,000           151,550
 * Metrologic Instruments, Inc.                                                   49,600         1,013,328
   MFB Corp.                                                                       1,300            36,790
 * MFRI, Inc.                                                                      4,900            34,300
   MGE Energy, Inc.                                                               45,527         1,568,860
   MGP Ingredients, Inc.                                                          29,455           275,110
 * Michael Anthony Jewelers, Inc.                                                  7,400            15,207
 * Micrel, Inc.                                                                  210,473         2,247,852
 * Micro Component Technology, Inc.                                               10,752             6,989
 * Micro Linear Corp.                                                             16,000            73,760
 * Micro Therapeutics, Inc.                                                       91,922           365,850
 * MicroFinancial, Inc.                                                           15,200            59,432
 * Micromuse, Inc.                                                               117,493           617,778
 * Micros Systems, Inc.                                                           42,452         3,114,703
 * Microsemi Corp.                                                               137,100         2,440,380
 * MicroStrategy, Inc.                                                            27,800         1,794,490
 * Microtek Medical Holdings, Inc.                                                99,116           404,393
 * Microtune, Inc.                                                               103,247           617,417
*# Microvision, Inc.                                                              49,423           376,109
 * Midas, Inc.                                                                    36,100           697,091
   Middleby Corp.                                                                 21,087         1,210,816
   Middlesex Water Co.                                                             8,400           167,160
   Midland Co.                                                                     6,600           209,880
   Mid-State Bancshares                                                           52,303         1,560,722
*# Midway Games, Inc.                                                            193,600         2,098,624
 * Midwest Air Group, Inc.                                                        40,100           120,300
   Midwest Banc Holdings, Inc.                                                    39,765           917,776
 * Mikohn Gaming Corp.                                                            50,575           412,186
 * Milacron, Inc.                                                                162,405           485,591
 * Milestone Scientific, Inc.                                                     16,300            27,710
*# Millennium Cell, Inc.                                                          58,900            53,599
 * Millennium Chemicals, Inc.                                                    101,800         2,705,844
 * Miller Industries, Inc.                                                         9,280           102,173
 * MIM Corp.                                                                      49,200           318,324
 * Mindspeed Technologies, Inc.                                                  177,775           444,437
   Mine Safety Appliances Co.                                                     66,700         3,161,580
   Minerals Technologies, Inc.                                                    46,100         3,058,735
 * MIPS Technologies, Inc.                                                        94,700           828,625
 * Miravant Medical Technologies                                                   1,800             1,800
 * Misonix, Inc.                                                                  14,600            92,126
 * Mission Resources Corp.                                                        93,700           581,877
 * Mitcham Industries, Inc.                                                       19,500           146,250
 * Mitek Systems, Inc.                                                            11,100             5,328
 * Mity Enterprises, Inc.                                                          5,000            74,750
 * MKS Instruments, Inc.                                                         114,307         1,942,076
 * Mobile Mini, Inc.                                                              33,515         1,015,169
 * Mobility Electronics, Inc.                                                     64,640           627,654
 * Mobius Management Systems, Inc.                                                17,100           136,800
   Mocon, Inc.                                                                     5,500            50,820
   Modine Manufacturing Co.                                                       79,595         2,558,979
 * Mod-Pac Corp.                                                                   2,750            33,275
 * Mod-Pac Corp. Class B                                                           1,112            13,455
 * Modtech Holdings, Inc.                                                         29,763           242,866
 * Moldflow Corp.                                                                 24,456           342,384
 * Molecular Devices Corp.                                                        34,540   $       726,376
   Monaco Coach Corp.                                                             66,850         1,330,315
 * Monarch Casino & Resort, Inc.                                                   8,000           279,360
 * Mondavi (Robert) Corp. Class A                                                 22,500         1,266,750
 * Monolithic System Technology, Inc.                                             49,133           229,451
 * Monro Muffler Brake, Inc.                                                      12,300           301,965
 * Monterey Pasta Co.                                                             32,100           102,720
 * Moog, Inc. Class A                                                             19,200           806,784
 * Moog, Inc. Class B                                                              3,300           140,580
 * Morgan Group Holding Co.                                                          200                17
 * Morgan's Foods, Inc.                                                              900               720
 * Mossimo, Inc.                                                                  16,600            59,926
 * Mothers Work, Inc.                                                             10,754           138,619
 * Motorcar Parts of America, Inc.                                                 2,500            18,337
   Movado Group, Inc.                                                             41,200           758,080
   Movie Gallery, Inc.                                                            70,399         1,227,055
 * MPS Group, Inc.                                                               242,100         2,726,046
 * MPW Industrial Services Group, Inc.                                             5,000            12,250
 * MRO Software, Inc.                                                             56,835           730,330
 * MRV Communications, Inc.                                                      238,481           920,298
 * MSC.Software Corp.                                                             63,900           607,689
 * MTC Technologies, Inc.                                                         14,800           454,952
*# MTI Technology Corp.                                                            1,300             2,522
 * MTM Technologies, Inc.                                                          4,900            20,580
 * MTR Gaming Group, Inc.                                                         62,478           628,529
   MTS Systems Corp.                                                              46,987         1,426,055
   Mueller Industries, Inc.                                                       83,545         2,567,338
 * Multi-Color Corp.                                                               2,250            36,675
*# Multimedia Games, Inc.                                                         69,235           905,594
   MutualFirst Financial, Inc.                                                     2,000            47,100
   Myers Industries, Inc.                                                         73,319           830,704
 * Mykrolis Corp.                                                                 95,900         1,175,734
 * Myriad Genetics, Inc.                                                          67,457         1,297,873
   Mystic Financial, Inc.                                                          1,575            64,575
 * Nabi Biopharmaceuticals                                                       133,750         1,926,000
   NACCO Industries, Inc. Class A                                                  6,500           711,685
*# Nanogen, Inc.                                                                  76,740           344,563
 * Nanometrics, Inc.                                                              28,294           460,343
*# Nanophase Technologies Corp.                                                   40,098           247,405
*# Napco Security Systems, Inc.                                                    5,160            51,084
   Nara Bancorp, Inc.                                                             53,611         1,112,964
   Nash Finch Co.                                                                 26,640           988,610
 * Nashua Corp.                                                                    5,800            60,900
 * Nassda Corp.                                                                   56,005           239,701
*# Nastech Pharmaceutical Co., Inc.                                               31,000           470,580
 * NATCO Group, Inc. Class A                                                      16,800           142,464
 * Nathan's Famous, Inc.                                                           7,000            58,450
   National Beverage Corp.                                                        36,200           340,642
 * National Dentex Corp.                                                           3,500            91,385
   National Home Health Care Corp.                                                 5,465            62,793
 * National Medical Health Card Systems,
     Inc.                                                                         12,600           269,514
 * National Patent Development Corp.                                              14,560            25,043
   National Penn Bancshares, Inc.                                                 76,610         2,206,368
   National Presto Industries, Inc.                                                6,800           308,312
 * National Research Corp.                                                         7,000           112,000
 * National RV Holdings, Inc.                                                     21,800           212,114
 * National Technical Systems, Inc.                                                8,600            45,666
 * National Western Life Insurance Co.
     Class A                                                                       1,000           162,190
 * Natrol, Inc.                                                                   10,000            33,800

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Natural Alternatives International, Inc.                                        5,400   $        50,760
 * Nature Vision, Inc.                                                               500             3,245
   Nature's Sunshine Products, Inc.                                               34,704           580,945
 * Natus Medical, Inc.                                                            39,200           282,240
   Nautilus Group, Inc.                                                           75,300         1,640,787
 * Navarre Corp.                                                                  61,460         1,046,664
 * Navidec, Inc.                                                                     544             2,339
 * Navigant Consulting, Inc.                                                     108,100         2,524,135
 * Navigant International, Inc.                                                   33,014           362,494
 * Navigators Group, Inc.                                                         26,984           762,298
   NBT Bancorp, Inc.                                                              73,455         1,865,022
 * NCI Building Systems, Inc.                                                     46,700         1,732,570
 * NCO Group, Inc.                                                                73,284         1,840,174
   NDCHealth Corp.                                                                82,800         1,563,264
 * NeighborCare, Inc.                                                             73,800         2,073,042
 * Nektar Therapeutics                                                           189,283         3,536,753
   Nelson (Thomas), Inc.                                                          30,100           743,470
 * Neoforma, Inc.                                                                 43,914           326,281
 * Neogen Corp.                                                                    7,625           165,005
 * NeoMagic Corp.                                                                 55,978            47,581
 * NEON Systems, Inc.                                                              8,600            31,648
 * Neopharm, Inc.                                                                 53,617           624,638
 * Neose Technologies, Inc.                                                       55,701           389,350
 * Neoware Systems, Inc.                                                          34,400           301,344
 * NES Rentals Holdings, Inc.                                                         36               398
 * Net Perceptions, Inc.                                                          22,600            20,566
 * Net2Phone, Inc.                                                               101,300           347,459
   NetBank, Inc.                                                                  57,533           590,864
*# Netflix, Inc.                                                                 114,882         1,307,357
 * Netguru, Inc.                                                                  17,200            20,812
 * NetIQ Corp.                                                                   126,387         1,550,768
 * NetManage, Inc.                                                                10,442            59,519
 * Netopia, Inc.                                                                  43,200           131,760
 * NetRatings, Inc.                                                               76,531         1,530,620
 * Netscout System, Inc.                                                          66,250           501,513
 * Network Engines, Inc.                                                          66,100           154,013
 * Network Equipment Technologies, Inc.                                           55,900           531,609
*# Network Plus Corp.                                                             14,500                12
*# Neurobiological Technologies, Inc.                                              2,700            11,580
 * Neurogen Corp.                                                                 75,807           663,311
   Nevada Chemicals, Inc.                                                          2,500            17,575
 * Nevada Gold & Casinos, Inc.                                                    28,050           307,989
 * New Brunswick Scientific Co., Inc.                                              7,660            41,364
 * New Century Equity Holdings Corp.                                                 100                33
   New Hampshire Thrift Bancshares,
     Inc.                                                                            200             5,826
 * New Horizons Worldwide, Inc.                                                   12,400            43,152
   New Jersey Resources Corp.                                                     63,600         2,766,600
 * NewMarket Corp.                                                                37,900           727,301
   NewMil Bancorp, Inc.                                                            4,400           132,484
 * Newpark Resources, Inc.                                                       193,000         1,103,960
 * Newport Corp.                                                                  90,418         1,115,758
 * Newtek Business Services, Inc.                                                 73,088           300,026
   Niagara Corp.                                                                   8,200            65,190
 * NIC, Inc.                                                                     136,278           626,197
 * Nitches, Inc.                                                                     864             5,676
   NL Industries, Inc.                                                           109,476         2,473,063
 * NMS Communications Corp.                                                      107,400           686,071
 * NMT Medical, Inc.                                                              11,500            48,760
   NN, Inc.                                                                       20,217           257,565
 * Nobel Learning Communities, Inc.                                                6,500            47,125
   Nobility Homes, Inc.                                                            4,100   $        88,560
   Noble International, Ltd.                                                      21,160           417,085
 * Noel Group, Inc.                                                                8,000                52
 # Noland Co.                                                                        200             8,636
   Nordson Corp.                                                                  79,799         3,037,150
 * Norstan, Inc.                                                                  29,700           113,751
 * North America Galvanizing & Coatings,
     Inc.                                                                          6,700            12,998
 * North American Scientific, Inc.                                                36,050           162,225
   North Central Bancshares, Inc.                                                  1,700            66,003
   North Pittsburgh Systems, Inc.                                                 33,006           828,121
   Northeast Bancorp                                                                 900            20,430
   Northeast Pennsylvania Financial
     Corp.                                                                         4,400            74,756
   Northern Technologies International
     Corp.                                                                         3,000            21,900
*# Northfield Laboratories, Inc.                                                  49,185           919,760
 * Northland Cranberries, Inc.                                                       100                81
   Northrim BanCorp, Inc.                                                          6,068           138,360
*# Northwest Airlines Corp.                                                      194,645         1,993,165
   Northwest Bancorp, Inc.                                                       108,276         2,801,100
   Northwest Natural Gas Co.                                                      62,900         2,129,794
 * Northwest Pipe Co.                                                              6,300           120,330
 * NovaMed, Inc.                                                                  48,500           230,375
 * Novatel Wireless, Inc.                                                         61,102         1,286,808
 * Novavax, Inc.                                                                  87,000           297,540
 * Noven Pharmaceuticals, Inc.                                                    53,808           983,610
 * Novoste Corp.                                                                  29,400            39,690
 * NPS Pharmaceuticals, Inc.                                                      88,900         1,592,199
 * NS Group, Inc.                                                                 48,300         1,070,328
 * NTN Communications, Inc.                                                      117,993           325,661
 * Nu Horizons Electronics Corp.                                                  37,100           307,967
   Nu Skin Enterprises, Inc. Class A                                             125,000         2,810,000
*# Nucentrix Broadband Networks, Inc.
     Escrow Shares                                                                10,400                 0
 * NuCo2, Inc.                                                                    16,000           396,800
   NUI Corp.                                                                      31,692           434,180
 * NumereX Corp. Class A                                                          10,800            51,624
 * Nutraceutical International Corp.                                              26,864           430,630
 * Nutri/System, Inc.                                                             15,300            38,097
 * Nutrition 21, Inc.                                                              3,500             3,500
 * Nuvelo, Inc.                                                                   70,322           685,640
   NWH, Inc.                                                                       4,200            62,790
 * NYFIX, Inc.                                                                    62,314           398,186
   NYMAGIC, Inc.                                                                   8,700           213,411
 * O'Charleys, Inc.                                                               47,362           899,878
 * O.I. Corp.                                                                      2,700            29,103
   Oak Hill Financial, Inc.                                                        3,000           114,270
   Oakley, Inc.                                                                  157,200         1,909,980
 * Obie Media Corp.                                                                5,900            40,415
*# OCA, Inc.                                                                     112,051           640,932
 * Oceaneering International, Inc.                                                57,900         2,223,360
   OceanFirst Financial Corp.                                                     29,080           737,469
 * Ocular Sciences, Inc.                                                          44,300         2,140,310
 * Ocwen Financial Corp.                                                         144,234         1,345,703
 * Odd Job Stores, Inc.                                                           12,700            28,575
 * Odyssey Healthcare, Inc.                                                       80,600         1,076,010
 * Odyssey Marine Exploration, Inc.                                               42,600           115,020
 * Offshore Logistics, Inc.                                                       52,600         1,993,540
 * Oglebay Norton Co.                                                                900               261
 * Ohio Casualty Corp.                                                           135,349         2,907,297

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Oil States International, Inc.                                                113,631   $     2,314,663
   Oil-Dri Corp. of America                                                        4,200            67,200
 * Old Dominion Freight Line, Inc.                                                56,148         1,760,240
   Olin Corp.                                                                    153,652         3,486,364
 * Olympic Steel, Inc.                                                            21,000           567,000
 * OM Group, Inc.                                                                 63,700         1,958,138
   Omega Financial Corp.                                                           8,200           289,542
 * Omega Protein Corp.                                                            52,600           442,366
 * OMNI Energy Services Corp.                                                     25,300            74,129
 * Omnicell, Inc.                                                                 57,252           615,459
*# OmniVision Technologies, Inc.                                                 125,600         2,240,704
 * Omnova Solutions, Inc.                                                         13,900            79,369
 * Omtool, Ltd.                                                                    3,570            29,488
 * On Assignment, Inc.                                                            53,900           281,358
 * ON Semiconductor Corp.                                                        571,551         2,086,161
 * On2 Technologies, Inc.                                                         53,300            28,249
 * One Price Clothing Stores, Inc.                                                 2,957                 9
*# Oneida, Ltd.                                                                   28,700            72,611
 * Online Resources Corp.                                                         41,700           293,985
   Onyx Acceptance Corp.                                                           5,100           142,137
 * Onyx Pharmacueticals, Inc.                                                     78,300         2,449,224
 * ONYX Software Corp.                                                            31,950           105,116
 * Opent Technologies, Inc.                                                       45,100           389,664
 * OpenTV Corp.                                                                   39,946           160,583
 * Openwave Systems, Inc.                                                        147,399         1,942,719
 * Opinion Research Corp.                                                          6,700            42,311
 * Oplink Communications, Inc.                                                    53,100           108,855
*# Opsware, Inc.                                                                 185,792         1,272,675
 * OPTi, Inc.                                                                     11,600            16,704
 * Optical Cable Corp.                                                            11,500            62,330
 * Optical Communication Products, Inc.                                           74,850           163,173
 * Optical Sensors, Inc.                                                           1,633             5,307
   Option Care, Inc.                                                              46,700           804,174
 * OraSure Technologies, Inc.                                                    102,450           733,542
 * Orbit International Corp.                                                       1,582            13,099
 * Orbital Sciences Corp.                                                        113,452         1,474,876
 * Orchid Biosciences, Inc.                                                       50,638           542,333
 * Oregon Steel Mills, Inc.                                                       78,700         1,415,026
 * Orleans Homebuilders, Inc.                                                     40,100           738,241
 * Orphan Medical, Inc.                                                           10,300           104,854
 * Orthologic Corp.                                                               77,505           444,104
 * Oscient Pharmaceutical Corp.                                                  156,600           510,516
   OshKosh B'Gosh, Inc. Class A                                                   21,100           432,550
 * OSI Systems, Inc.                                                              35,700           775,404
 * Osteotech, Inc.                                                                37,700           205,088
   Otter Tail Corp.                                                               58,560         1,577,021
   Outlook Group Corp.                                                             2,400            17,112
 * Overland Storage, Inc.                                                         30,275           449,584
   Overseas Shipholding Group, Inc.                                               47,025         3,089,072
*# Overstock.com, Inc.                                                            39,400         2,807,644
   Owens & Minor, Inc.                                                            90,500         2,511,375
 # Oxford Industries, Inc.                                                        38,500         1,570,800
 * Oxigene, Inc.                                                                  12,600            70,195
 * Oxis International, Inc.                                                        7,900             4,503
 * OYO Geospace Corp.                                                             10,600           167,904
 * P & F Industries, Inc. Class A                                                  1,300            19,175
 * P.A.M. Transportation Services, Inc.                                           20,550           417,165
*# P.F. Chang's China Bistro, Inc.                                                56,300         3,166,312
   Pacific Capital Bancorp                                                        88,500         2,921,385
 * Pacific Mercantile Bancorp                                                      5,900            83,662
 * Pacific Premier Bancorp, Inc.                                                   3,900            55,575
   Packaging Dynamics Corp.                                                        4,120   $        58,957
 * Packeteer, Inc.                                                                74,100           963,300
 * Pac-West Telecomm, Inc.                                                        23,100            28,413
 * Pain Therapeutics, Inc.                                                        93,301           702,557
 * PainCare Holdings, Inc.                                                        87,900           254,910
 * Palatin Technologies, Inc.                                                         62               167
 * Paligent, Inc.                                                                    347                69
 * Palm Harbor Homes, Inc.                                                        49,111           766,623
*# PalmOne, Inc.                                                                  39,630         1,388,635
 * PalmSource, Inc.                                                               32,881           520,835
 * Palomar Medical Technologies, Inc.                                             34,879           785,824
   Pamrapo Bancorp, Inc.                                                           5,100           122,400
 * Panavision, Inc.                                                                3,600            22,500
*# Panera Bread Co.                                                               62,925         2,513,225
 * Pantry, Inc.                                                                   44,400         1,221,888
*# Papa John's International, Inc.                                                37,000         1,316,090
 * Par Pharmaceutical Companies, Inc.                                             74,700         2,947,662
 * PAR Technology Corp.                                                            7,800            92,196
 * Paradyne Networks Corp.                                                       105,455           409,165
 * Paragon Technologies, Inc.                                                      4,200            40,194
 * Parallel Petroleum Corp.                                                       55,900           311,363
 * Parametric Technology Corp.                                                   515,069         3,013,154
 * Parexel International Corp.                                                    56,782         1,171,413
   Park Bancorp, Inc.                                                              1,200            38,100
   Park Electrochemical Corp.                                                     45,750           964,868
 * Parker Drilling Co.                                                           217,200           949,164
*# Parkervision, Inc.                                                             24,821           184,916
 * Park-Ohio Holdings Corp.                                                       10,400           233,792
   Parkvale Financial Corp.                                                        5,700           177,897
 * Parlex Corp.                                                                   13,800            84,180
 * Parlux Fragrances, Inc.                                                         9,900           177,507
   Partners Trust Financial Group, Inc.                                           12,189           136,395
 * Party City Corp.                                                               38,691           494,858
 * Path 1 Network Technologies, Inc.                                              14,600            50,516
 * Pathmark Stores, Inc.                                                          63,179           348,116
*# Patient Infosystems, Inc.                                                         733             2,272
 * Patrick Industries, Inc.                                                        4,500            49,680
 * Patriot Transportation Holding, Inc.                                            2,500           104,150
   PAULA Financial                                                                 6,100            12,200
 * Paxar Corp.                                                                    87,200         2,018,680
 * Paxson Communications Corp.                                                   118,700           137,692
 * Payless Cashways, Inc.                                                            160                 0
 * Payless ShoeSource, Inc.                                                      149,800         1,749,664
 * PC Connection, Inc.                                                            50,350           353,961
 * PC Mall, Inc.                                                                  25,664           623,635
 * PC-Tel, Inc.                                                                   46,100           372,027
 * PDF Solutions, Inc.                                                            58,424           751,917
 * PDI, Inc.                                                                      31,798           739,939
 * PEC Solutions, Inc.                                                            60,517           858,736
 * Pediatric Services of America, Inc.                                            14,700           151,557
 * Pediatrix Medical Group, Inc.                                                  51,600         3,214,680
 * Peerless Manufacturing Co.                                                      3,000            44,850
 * Peerless Systems Corp.                                                         24,300            34,749
 * Peet's Coffee & Tea, Inc.                                                      30,739           777,082
*# Pegasus Communications Corp.                                                   17,540           133,304
 * Pegasus Solutions, Inc.                                                        48,157           562,955
 * Pegasystems, Inc.                                                              77,938           565,830
 * Pemco Aviation Group, Inc.                                                        950            25,231
 * Pemstar, Inc.                                                                  73,200           112,069
   Penford Corp.                                                                   7,300           122,640

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
   Penn Engineering & Manufacturing
     Corp. Class A                                                                 1,200   $        19,356
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                             15,000           287,250
 * Penn National Gaming, Inc.                                                     72,100         3,804,717
 * Penn Treaty American Corp.                                                     24,800            44,640
   Penn Virginia Corp.                                                            40,400         1,755,784
   Penn-America Group, Inc.                                                       31,000           459,110
   Pennfed Financial Services, Inc.                                               14,800           254,264
   Penns Woods Bancorp, Inc.                                                         770            38,431
 * Penwest Pharmaceuticals Co.                                                    40,800           507,960
   Peoples Bancorp, Inc.                                                             300             6,510
   Pep Boys - Manny, Moe & Jack                                                  133,400         2,101,050
 * Perceptron, Inc.                                                               18,418           126,532
 * Performance Food Group Co.                                                    101,587         2,665,643
 * Performance Technologies, Inc.                                                 28,100           200,353
 * Pericom Semiconductor Corp.                                                    57,400           503,972
 * Perini Corp.                                                                   55,100           823,745
   Perrigo Co.                                                                   156,647         2,825,912
 * Perry Ellis International, Inc.                                                20,500           391,345
 * Per-Se Technologies, Inc.                                                      66,100           911,519
 * Pervasive Software, Inc.                                                       55,039           219,606
 * PetMed Express, Inc.                                                           49,165           319,573
 * Petrocorp, Inc. Escrow Shares                                                   6,900               414
 * Petroleum Development Corp.                                                    35,833         1,473,453
   PFF Bancorp, Inc.                                                              38,400         1,735,680
 * Pfsweb, Inc.                                                                        9                26
 * Pharmacopia Drug Discovery, Inc.                                               26,450           152,881
 * Pharmacyclics, Inc.                                                            42,501           442,860
*# Pharmanetics, Inc.                                                              7,200             7,272
 * PharmChem, Inc.                                                                 5,000                98
*# Pharmos Corp.                                                                   6,200            24,800
 * Philadelphia Consolidated Holding
     Corp.                                                                        48,900         3,337,425
   Phillips-Van Heusen Corp.                                                      68,200         1,861,860
 * Phoenix Gold International, Inc.                                                  600               546
 * Phoenix Technologies, Ltd.                                                     53,036           430,122
 * PhotoMedex, Inc.                                                               49,800           112,050
 * Photon Dynamics, Inc.                                                          37,000           815,850
 * Photronics, Inc.                                                               74,900         1,411,116
 * Physiometrix, Inc.                                                              7,400             6,956
 * Pico Holdings, Inc.                                                            12,300           253,503
 # Piedmont Natural Gas Co.                                                       65,000         1,528,150
 * Pinnacle Entertainment, Inc.                                                   63,600         1,156,248
 * Pinnacle Financial Partners, Inc.                                               8,390           204,129
 * Pinnacle Systems, Inc.                                                        152,500           796,050
 * Pioneer Drilling Co.                                                            1,500            14,475
 * Piper Jaffray Companies, Inc.                                                  44,000         2,024,440
 * Pixelworks, Inc.                                                               51,000           573,750
 * Pizza Inn, Inc.                                                                10,000            29,000
 * Planar Systems, Inc.                                                           32,300           344,318
 * PLATO Learning, Inc.                                                           49,466           345,767
 * Play By Play Toys and Novelties, Inc.                                             100                 0
 * Playboy Enterprises, Inc. Class A                                               4,700            53,110
 * Playboy Enterprises, Inc. Class B                                              65,600           793,760
 * Playtex Products, Inc.                                                        134,700         1,010,250
 * Plexus Corp.                                                                   95,900         1,318,625
 * Plug Power, Inc.                                                              160,943           951,173
 * PLX Technology, Inc.                                                           57,038           513,912
 * PMA Capital Corp. Class A                                                      66,500           661,675
   PNM Resources, Inc.                                                           116,000         2,951,040
   Pocahontas Bancorp, Inc.                                                        4,400   $        68,860
 * Point Therapeutics, Inc.                                                          660             3,227
 * Point.360                                                                       9,000            22,140
   PolyMedica Corp.                                                               62,749         2,230,727
 * PolyOne Corp.                                                                  94,200           869,466
 * Pomeroy IT Solutions, Inc.                                                     26,937           367,959
   Pope & Talbot, Inc.                                                            34,800           584,640
 * Porta Systems Corp.                                                               300                51
 * Portal Software, Inc.                                                          93,020           320,919
 * Portfolio Recovery Associates, Inc.                                            33,905         1,271,438
 * Possis Medical, Inc.                                                           39,800           459,292
   Potlatch Corp.                                                                 59,600         3,022,912
 * Powell Industries, Inc.                                                        19,159           309,801
 * Power Intergrations, Inc.                                                      68,000         1,341,640
   PowerCerv Corp.                                                                 1,755               527
 * Power-One, Inc.                                                               183,961         1,690,602
 * Powerwave Technologies, Inc.                                                  228,645         1,849,281
 * Pozen, Inc.                                                                    63,367           439,767
 * PPT Vision, Inc.                                                                6,800             5,984
 * PRAECIS Pharmaceuticals, Inc.                                                 100,404           211,852
   Preformed Line Products Co.                                                     1,200            33,900
 * Premier Financial Bancorp                                                       5,200            57,460
*# Premier Laser Systems, Inc. Class A                                             3,400                 2
*# Pre-Paid Legal Services, Inc.                                                  35,350         1,210,738
   Presidential Life Corp.                                                        64,892         1,084,345
 * Presstek, Inc.                                                                 75,598           807,387
 * Pressure BioSciences, Inc.                                                      6,700            20,435
 * PRG-Schultz International, Inc.                                               136,100           734,940
 * Price Communications Corp.                                                    124,070         2,246,908
*# Priceline.com, Inc.                                                            89,216         2,129,586
*# Pricesmart, Inc.                                                               15,300           121,635
 * PRIMEDIA, Inc.                                                                573,038         1,833,722
 * Primus Telecommunications Group,
     Inc.                                                                        144,612           438,174
 * Princeton Review, Inc.                                                         14,600            86,724
 * Printronix, Inc.                                                                5,800            97,672
 * Priority Healthcare Corp.                                                      85,139         1,779,405
 * Private Business, Inc.                                                            945             2,022
 * ProAssurance Corp.                                                             64,150         2,505,058
 * Procom Technology, Inc.                                                         5,400             7,128
 * ProcureNet, Inc.                                                               19,700                20
 * Progenics Pharmaceuticals, Inc.                                                39,000           583,050
   Programmers Paradise, Inc.                                                      5,200            59,020
 * Progress Software Corp.                                                        79,800         1,811,460
 * ProQuest Co.                                                                   62,700         1,696,035
   Prosperity Bancshares, Inc.                                                    48,041         1,362,443
 * Protection One, Inc.                                                           41,500            10,790
   Providence & Worcester Railroad Co.                                             3,000            36,900
   Provident Bancorp, Inc.                                                        36,935           489,758
   Provident Bankshares Corp.                                                     72,693         2,670,741
   Provident Financial Holdings, Inc.                                              8,325           243,090
   Provident Financial Services, Inc.                                             16,553           321,625
 * Province Healthcare Co.                                                        88,825         1,993,233
 * Proxim Corp.                                                                    6,726            27,644
 * ProxyMed, Inc.                                                                 10,679            74,753
 * PSS World Medical, Inc.                                                       140,800         1,761,971
   Psychemedics Corp.                                                              5,225            66,619
 * Psychiatric Solutions, Inc.                                                    32,233         1,049,184
 * PTEK Holdings, Inc.                                                           156,737         1,650,441
   Pulaski Financial Corp.                                                         5,400           106,650
   Pulitzer, Inc.                                                                 20,900         1,329,449

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Pure World, Inc.                                                                7,600   $        12,920
 * PW Eagle, Inc.                                                                  7,000            27,643
   Pyramid Breweries, Inc.                                                         5,700            12,255
   QAD, Inc.                                                                      74,359           612,718
 * QEP Co., Inc.                                                                   2,125            33,490
 * QLT, Inc.                                                                      38,900           624,345
 * QuadraMed Corp.                                                                27,006            48,611
   Quaker Chemical Corp.                                                          20,320           491,744
   Quaker Fabric Corp.                                                            37,050           213,038
 * Quality Dining, Inc.                                                           11,400            35,796
 * Quality Systems, Inc.                                                          14,000           859,740
 * Qualstar Corp.                                                                  5,500            25,080
   Quanex Corp.                                                                   38,100         2,247,900
 * Quanta Services, Inc.                                                         255,600         1,970,676
 * Quantum Corp.                                                                  91,700           262,262
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                              67,520           419,299
 * Quest Software, Inc.                                                          201,277         3,115,768
 * Questcor Pharmaceuticals, Inc.                                                 26,800            14,740
 * QuickLogic Corp.                                                               54,600           133,224
 * Quidel Corp.                                                                   69,535           448,501
 * Quigley Corp.                                                                  24,006           193,968
 * Quiksilver, Inc.                                                              110,900         3,288,185
 * Quinton Cardiology Systems, Inc.                                               29,800           305,450
 * Quipp, Inc.                                                                     1,400            18,816
   Quixote Corp.                                                                  19,291           404,339
*# Quokka Sports, Inc.                                                             1,128                 9
 * Quovadx, Inc.                                                                  62,047           118,510
 * R&B, Inc.                                                                       8,400           210,000
 * R.H. Donnelley Corp.                                                           56,100         3,068,670
 * Radiant Systems, Inc.                                                          64,344           401,507
 * Radiologix, Inc.                                                               46,500           174,375
 * RadiSys Corp.                                                                  41,662           587,018
 * Radyne ComStream, Inc.                                                          9,500            69,170
 * RailAmerica, Inc.                                                              80,900         1,035,520
 * Raindance Communictions, Inc.                                                  74,896           173,010
   Ralcorp Holdings, Inc.                                                         64,200         2,645,040
 * Ramtron International Corp.                                                    49,000           180,320
   Range Resources Corp.                                                         152,500         3,162,850
 * Rare Hospitality International, Inc.                                           74,550         2,233,518
   Raven Industries, Inc.                                                         39,810           854,721
 * Rayovac Corp.                                                                  76,100         2,258,648
   Raytech Corp.                                                                  16,400            30,340
 * RC2 Corp.                                                                      44,191         1,382,736
 * RCM Technologies, Inc.                                                         10,500            53,550
*# RCN Corp.                                                                      82,600             6,112
 * Reading International, Inc. Class A                                            18,149           152,633
 * Reading International, Inc. Class B                                             1,060             8,745
 * RealNetworks , Inc.                                                           372,900         2,349,270
 * Redback Networks, Inc.                                                         56,711           272,213
 * Redhook Ale Brewery, Inc.                                                       9,300            32,550
   Redwood Empire Bancorp                                                          5,250           150,098
   Regal-Beloit Corp.                                                             53,804         1,517,811
 * Regeneration Technologies, Inc.                                                58,540           544,422
 * Regeneron Pharmaceuticals, Inc.                                               116,437         1,073,549
 * Regent Communications, Inc.                                                    98,413           561,938
 * Register.com, Inc.                                                             44,100           256,662
 * RehabCare Group, Inc.                                                          35,800           942,256
 * Reliability, Inc.                                                               6,300             4,977
   Reliance Steel & Aluminum Co.                                                  71,557         2,855,840
 # Reliv International, Inc.                                                      34,532           282,126
*# Relm Wireless Corp.                                                             7,600   $        15,580
 * Remec, Inc.                                                                   135,250           815,558
 * RemedyTemp, Inc.                                                               15,100           166,402
 * Remington Oil & Gas Corp.                                                      60,600         1,754,370
 * Remote Dynamics, Inc.                                                             276               235
   Renaissance Learning, Inc.                                                     68,415         1,317,673
 * Rentrak Corp.                                                                  21,600           211,680
 * Rent-Way, Inc.                                                                 57,700           489,296
 * Repligen Corp.                                                                 66,100           159,962
 * Reptron Electronics, Inc.                                                         343             2,521
   Republic Bancorp, Inc.                                                        154,971         2,408,254
   Republic Bancorp, Inc. Class A                                                 15,225           422,494
 * Republic First Bancorp, Inc.                                                    6,967           106,595
 * Res-Care, Inc.                                                                 37,785           566,775
 * ResMed, Inc.                                                                   41,300         2,067,478
   Resource America, Inc.                                                         38,451         1,131,613
 * Resources Connection, Inc.                                                     51,368         2,330,052
 * Restoration Hardware, Inc.                                                     72,300           368,007
 * Retail Ventures, Inc.                                                          74,500           546,085
 * Retek, Inc.                                                                   122,429           746,817
 * Revlon, Inc.                                                                  745,500         1,573,005
 * Rewards Network, Inc.                                                          55,800           351,540
 * Rex Stores Corp.                                                               22,700           399,520
 * Rexhall Industries, Inc.                                                        3,542             1,523
 * RF Micro Devices, Inc.                                                        258,727         1,800,740
 * RF Monolithics, Inc.                                                           17,000           160,140
   RGC Resources, Inc.                                                             3,564            86,249
 * Rhythms NetConnections, Inc.                                                    3,800                 0
   Richardson Electronics, Ltd.                                                   31,125           347,044
 * Rigel Pharmaceuticals, Inc.                                                     2,222            55,594
   Riggs National Corp.                                                           51,399         1,034,148
 * Rimage Corp.                                                                    8,600           130,806
*# Rita Medical Systems, Inc.                                                     79,321           243,515
 * Riverside Group, Inc.                                                             700                 6
   Riverview Bancorp, Inc.                                                         4,500            96,935
 * Riviera Holdings Corp.                                                          3,600            97,200
   RLI Corp.                                                                      55,600         2,315,740
 * Roadhouse Grill, Inc.                                                           8,540             1,281
   Roanoke Electric Steel Corp.                                                    9,900           178,101
   Robbins & Myers, Inc.                                                          31,600           762,824
*# Robotic Vision Systems, Inc.                                                    3,480             1,601
 * Rochester Medical Corp.                                                         5,300            47,700
   Rock of Ages Corp.                                                              4,400            32,608
 * Rockford Corp.                                                                 14,600            31,974
   Rock-Tenn Co. Class A                                                          78,400         1,265,376
 # Rocky Mountain Chocolate Factory,
     Inc.                                                                          4,015            57,736
 * Rocky Shoes & Boots, Inc.                                                       4,500            93,600
 * Rofin-Sinar Technologies, Inc.                                                 32,800         1,279,200
 * Rogers Corp.                                                                   36,800         1,746,160
   Rollins, Inc.                                                                 100,500         2,467,275
 * Roxio, Inc.                                                                     1,629            15,247
   Royal Bancshares of Pennsylvania,
     Inc. Class A                                                                  4,430           128,470
   Royal Gold, Inc.                                                               45,135           799,792
 * Royale Energy, Inc.                                                             4,509            34,584
   RPC, Inc.                                                                      28,600           779,350
 * RSA Security, Inc.                                                            140,000         2,961,000
 * RTI International Metals, Inc.                                                 46,700         1,006,385
 * RTW, Inc.                                                                       5,150            47,020
 * Rubio's Restaurants, Inc.                                                      20,095           266,862

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
   Ruddick Corp.                                                                 102,800   $     2,242,068
 * Rudolph Technologies, Inc.                                                     36,900           590,400
 * Rural Cellular Corp. Class A                                                    2,800            13,664
 * Rural/Metro Corp.                                                              14,000            48,300
 * Rush Enterprises, Inc. Class A                                                  7,000           106,260
 * Rush Enterprises, Inc. Class B                                                  7,000           112,840
   Russ Berrie & Co., Inc.                                                        45,500         1,034,670
   Russell Corp.                                                                  71,800         1,316,812
 * Ryan's Restaurant Group, Inc.                                                  89,200         1,362,084
   Ryerson Tull, Inc.                                                             54,900           888,282
 * S&K Famous Brands, Inc.                                                         2,100            33,642
   S&T Bancorp, Inc.                                                              57,981         2,128,483
 * S1 Corp.                                                                      154,406         1,446,784
 * Saba Software, Inc.                                                            29,577           125,111
 * Safeguard Scientifics, Inc.                                                   206,800           415,668
 * SafeNet, Inc.                                                                  51,704         1,843,765
 * Safety Components International, Inc.                                             118             1,652
 * Saga Communications, Inc. Class A                                              40,525           688,520
 * Salem Communications Corp.                                                     44,069         1,082,335
*# Salton, Inc.                                                                   25,000           152,750
 * San Filippo (John B.) & Son, Inc.                                              17,893           397,225
   Sanders Morris Harris Group, Inc.                                              38,039           580,095
   Sanderson Farms, Inc.                                                          43,900         1,635,275
 * Sands Regent Casino Hotel                                                       2,000            23,900
   Sandy Spring Bancorp, Inc.                                                     31,164         1,131,876
 * Sangamo BioSciences, Inc.                                                      54,897           256,369
 * Sapient Corp.                                                                 270,394         2,138,817
 * SatCon Technology Corp.                                                        52,200           105,966
   Saucony, Inc. Class A                                                           2,700            66,690
   Saucony, Inc. Class B                                                           3,500            86,240
   Sauer-Danfoss, Inc.                                                            49,600           985,056
 * Savient Pharmaceuticals, Inc.                                                  76,600           168,520
 * Saxon Capital, Inc.                                                            17,400           394,980
 * SBA Communications Corp.                                                      101,800           977,280
 * SBE, Inc.                                                                       3,500            11,585
 * SBS Technologies, Inc.                                                         33,930           443,126
 * ScanSoft, Inc.                                                                225,660           823,659
 * ScanSource, Inc.                                                               27,800         1,798,660
   Schawk, Inc.                                                                   22,200           376,956
 * Scheid Vineyards, Inc.                                                          2,200            12,562
*# Schick Technologies, Inc.                                                       9,000           115,200
 * Schieb (Earl), Inc.                                                             2,200             6,490
 * Schlotzsky's, Inc.                                                              7,200               270
 * Schmitt Industries, Inc.                                                        2,466            18,865
   Schnitzer Steel Industries, Inc.
     Class A                                                                      62,351         2,352,503
 * Scholastic Corp.                                                               82,462         2,716,298
 * Schuff International, Inc.                                                      7,000            19,320
   Schulman (A.), Inc.                                                            65,979         1,415,250
   Schweitzer-Maudoit International, Inc.                                         32,400         1,119,744
 * Sciclone Pharmaceuticals, Inc.                                                 97,969           399,714
 * Scientific Games Corp.                                                        116,381         2,781,506
 * Scientific Learning Corp.                                                       4,400            23,760
 * Scientific Technologies, Inc.                                                   6,700            34,103
 * SCM Microsystems, Inc.                                                         30,763           104,902
   SCP Pool Corp.                                                                 85,050         2,681,627
   SCPIE Holdings, Inc.                                                            9,300            92,907
 * SCS Transportation, Inc.                                                       32,654           690,632
   Seaboard Corp.                                                                  1,400         1,050,000
 * Seabulk International, Inc.                                                    46,800           557,856
 * Seachange International, Inc.                                                  60,700         1,036,756
   Seacoast Banking Corp. of Florida                                              33,228   $       731,681
 * SEACOR Holdings, Inc.                                                          41,800         2,319,900
 * Seattle Genetics, Inc.                                                         91,734           626,543
 * Secom General Corp.                                                               140               172
 * Secure Computing Corp.                                                         64,074           667,651
 * SED International Holdings, Inc.                                                  825               763
 * SeeBeyond Technology Corp.                                                    184,633           583,440
 * SEEC, Inc.                                                                        100                23
 * Segue Software, Inc.                                                            9,500            46,265
 * Selas Corp. of America                                                          4,750             9,880
*# Select Comfort Corp.                                                           79,100         1,541,659
   Select Medical Corp.                                                          202,700         3,537,115
 * Selectica, Inc.                                                                71,960           277,046
   Selective Insurance Group, Inc.                                                61,179         2,740,207
   SEMCO Energy, Inc.                                                             62,300           301,532
 * Semitool, Inc.                                                                 62,960           564,122
 * Semtech Corp.                                                                  85,616         1,752,560
 * SEMX Corp.                                                                        900               113
 * Seneca Foods Corp. Class A                                                        200             3,725
 * Seneca Foods Corp. Class B                                                      1,300            24,239
 * Senesco Technologies, Inc.                                                      6,300            20,475
 # Sensient Technologies Corp.                                                   103,100         2,376,455
 * Sequa Corp. Class A                                                             6,900           411,930
 * Sequa Corp. Class B                                                             2,600           156,650
 * Sequenom, Inc.                                                                 63,500            56,515
 * SeraCare Life Sciences, Inc.                                                    4,080            46,516
*# Serena Software, Inc.                                                          95,890         1,999,307
 * Serologicals Corp.                                                             54,950         1,282,533
 * Service Corp. International                                                   243,900         1,721,934
 * ServiceWare Technologies, Inc.                                                  2,900             1,363
 * Servotronics, Inc.                                                              1,100             4,675
 * SFBC International, Inc.                                                       33,996         1,320,065
 * Shared Technologies Cellular, Inc.                                             10,100                20
 * Sharper Image Corp.                                                            34,000           651,440
*# Shaw Group, Inc.                                                              140,287         2,066,428
 * Shiloh Industries, Inc.                                                        33,066           429,197
 * Shoe Carnival, Inc.                                                            27,579           359,630
 * Shoe Pavilion, Inc.                                                             6,200            16,864
 * Sholodge, Inc.                                                                  5,100            23,307
 * ShopKo Stores, Inc.                                                            65,800         1,176,504
*# Shuffle Master, Inc.                                                           50,987         2,346,932
 * Siebert Financial Corp.                                                        22,300            69,108
   Sierra Bancorp                                                                  1,700            35,700
 * Sierra Health Services, Inc.                                                   58,036         3,228,543
*# Sierra Pacific Resources                                                      258,100         2,645,525
 * SIFCO Industries, Inc.                                                          5,400            22,680
 * Sigma Designs, Inc.                                                            45,800           413,574
 * Sigmatron International, Inc.                                                   2,200            29,898
   Silgan Holdings, Inc.                                                          40,413         2,194,426
*# Silicon Graphics, Inc.                                                        348,800           561,568
 * Silicon Image, Inc.                                                           165,389         2,778,535
 * Silicon Storage Technology, Inc.                                              211,200         1,469,952
*# Silicon Valley Bancshares                                                      71,258         2,991,411
 * Siliconix, Inc.                                                                65,324         2,416,335
 * Simclar, Inc.                                                                   6,500            28,600
   Simmons First National Corp.
     Class A                                                                      31,627           917,183
 * SimpleTech, Inc.                                                              105,557           524,618
   Simpson Manufacturing Co., Inc.                                                87,400         2,936,640
   Sinclair Broadcast Group, Inc.
     Class A                                                                     100,100           721,721

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Sipex Corp.                                                                    74,246   $       408,353
 * Sirenza Microdevices, Inc.                                                     76,511           388,676
*# Sirna Therapeutics, Inc.                                                       82,075           253,612
 * Sitel Corp.                                                                   137,600           305,472
 * Six Flags, Inc.                                                               212,505         1,032,774
   SJW Corp.                                                                       9,000           346,950
 * Skechers U.S.A., Inc. Class A                                                  46,400           538,704
   Skyline Corp.                                                                   8,300           343,205
   Skywest, Inc.                                                                 126,096         2,399,607
 * Skyworks Solutions, Inc.                                                      290,417         2,883,841
 * SL Industries, Inc.                                                             5,900            82,069
 * SM&A                                                                           44,600           359,922
 * Smart & Final Food, Inc.                                                       66,400           961,472
 * SmartDisk Corp.                                                                   100                29
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                         13,400            62,176
   Smith (A.O.) Corp.                                                             48,200         1,448,410
   Smith (A.O.) Corp. Convertible
     Class A                                                                       3,750           112,688
 * Smith Micro Software, Inc.                                                     21,400           150,014
 * Smithway Motor Xpress Corp.
     Class A                                                                       4,000            29,000
 * Sola International, Inc.                                                       70,000         1,512,000
 * Somera Communications, Inc.                                                    59,150            65,657
   Sonic Automotive, Inc.                                                         64,400         1,599,052
 * Sonic Corp.                                                                   113,237         3,303,123
*# Sonic Foundry, Inc.                                                            42,300            75,294
 * Sonic Innovations, Inc.                                                        43,200           175,824
 * Sonic Solutions, Inc.                                                          50,600           976,580
 * SonicWALL, Inc.                                                               148,400           912,660
 * SonoSite, Inc.                                                                 32,445           968,483
 * Sonus Networks, Inc.                                                           54,057           357,317
 * Sonus Pharmaceuticals, Inc.                                                    46,400           141,984
 * Sotheby's Holdings, Inc. Class A                                              104,300         1,635,424
   Sound Federal Bancorp, Inc.                                                    27,084           411,704
 * Source Interlink Companies, Inc.                                               50,600           660,330
 * Source Media, Inc.                                                             27,400               219
 * SOURCECORP, Inc.                                                               34,502           573,768
   South Jersey Industries, Inc.                                                  30,364         1,561,013
   Southern Banc Co., Inc.                                                           200             3,500
 * Southern Energy Homes, Inc.                                                    13,825            63,872
 * Southern Union Co.                                                             77,303         1,895,487
   Southside Banchares, Inc.                                                         331             8,308
 * Southwall Technologies, Inc.                                                   14,200            15,904
   Southwest Bancorp, Inc.                                                        11,400           306,090
   Southwest Bancorporation of Texas,
     Inc.                                                                        109,400         2,675,924
   Southwest Gas Corp.                                                            77,600         1,971,040
   Southwest Water Co.                                                            35,740           486,421
 * Southwestern Energy Co.                                                        19,301         1,059,625
 * Spacehab, Inc.                                                                 25,166            57,882
   Span-American Medical System, Inc.                                              2,400            27,600
 * Spanish Broadcasting System, Inc.                                              87,200           932,168
 * SPAR Group, Inc.                                                                2,900             4,405
   Spartan Motors, Inc.                                                           27,045           321,322
 * Spartan Stores, Inc.                                                           38,375           199,550
   Spartech Corp.                                                                 70,700         1,976,065
 * Sparton Corp.                                                                   8,334            81,015
 * Specialty Laboratories, Inc.                                                   50,300           552,294
   SpectraLink Corp.                                                              41,800           612,370
 * Spectranetics Corp.                                                            55,582           270,129
 * Spectrum Control, Inc.                                                         13,000   $        96,980
 * Spectrum Pharmaceuticals, Inc.                                                  2,700            15,201
 * SpectRx, Inc.                                                                   8,900             6,675
   Speedway Motorsports, Inc.                                                     67,390         2,475,909
 * Spescom Software, Inc.                                                          1,202               445
 * Spherion Corp.                                                                133,120         1,048,986
 * Spherix, Inc.                                                                  12,100            35,453
 * Spinnaker Exploration Co.                                                      74,590         2,705,379
 * Spire Corp.                                                                     6,700            29,480
 * Sport Chalet, Inc.                                                              2,700            35,103
 * Sport Supply Group, Inc.                                                        8,900            18,245
 * Sport-Haley, Inc.                                                               2,700            12,434
 * SportsLine.com, Inc.                                                           33,400            57,782
 * Sportsman's Guide, Inc.                                                        10,389           252,245
 * SPSS, Inc.                                                                     27,637           441,916
 * SRA International, Inc.                                                        35,100         2,037,204
 * SRI/Surgical Express, Inc.                                                      6,100            31,842
 * SRS Labs, Inc.                                                                 31,745           206,343
   SS&C Technologies, Inc.                                                        49,850         1,116,142
   St. Mary Land & Exploration Co.                                                65,300         2,807,247
 * Staar Surgical Co.                                                             45,200           268,036
 * Stage Stores, Inc.                                                             38,372         1,572,868
 * Stamps.com, Inc.                                                               49,723           769,215
*# Standard Automotive Corp.                                                       4,400                 0
   Standard Commercial Corp.                                                      29,029           546,326
 * Standard Management Corp.                                                       7,600            27,360
 * Standard Microsystems Corp.                                                    40,572           997,260
   Standard Motor Products, Inc.                                                  42,900           668,811
   Standard Register Co.                                                          52,500           690,900
   Standex International Corp.                                                    26,500           738,025
   Stanley Furniture, Inc.                                                         6,700           308,200
   Star Buffet, Inc.                                                               2,800            16,576
*# Star Scientific, Inc.                                                         141,895           935,088
 * Starbiz Restrictive Shares                                                          2                 0
 * Starcraft Corp.                                                                 2,756            39,549
   Starrett (L.S.) Co. Class A                                                     4,800            95,424
   StarTek, Inc.                                                                  31,800           914,568
   State Auto Financial Corp.                                                     87,312         2,339,962
   State Financial Services Corp.
     Class A                                                                       7,800           230,100
*# STATS ChipPAC, Ltd.                                                           134,937           757,132
 * Steak n Shake Co.                                                              60,418         1,124,983
   Steel Dynamics, Inc.                                                           73,158         2,965,094
   Steel Technologies, Inc.                                                       27,250           797,880
 * SteelCloud, Inc.                                                               12,100            24,079
 * Stein Mart, Inc.                                                               93,516         1,555,171
 * Steinway Musical Instruments, Inc.                                             16,500           466,455
 * Stellent, Inc.                                                                 58,100           456,085
*# StemCells, Inc.                                                                 2,600             7,930
   Stepan Co.                                                                      8,400           213,948
   Stephan Co.                                                                     3,500            14,210
   Sterling Bancorp                                                               33,376         1,073,706
   Sterling Bancshares, Inc.                                                      98,799         1,440,489
 * Sterling Construction Co., Inc.                                                 8,500            40,800
 * Sterling Financial Corp.                                                       49,070         1,960,347
   Stewart & Stevenson Services, Inc.                                             63,302         1,266,040
 * Stewart Enterprises, Inc.                                                     229,470         1,702,667
   Stewart Information Services Corp.                                             39,800         1,737,270
 * Stifel Financial Corp.                                                         20,900           502,645
 * Stillwater Mining Co.                                                         198,600         2,355,396
 * Stone Energy Corp.                                                             58,563         2,809,853

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Stonepath Group, Inc.                                                          69,400   $        53,438
 * Stoneridge, Inc.                                                               50,100           762,021
 * StorageNetworks, Inc. Escrow Shares                                            60,800             1,648
 * Stratagene Corp.                                                                4,926            33,787
 * Stratasys, Inc.                                                                22,600           729,980
 * Strategic Diagnostics, Inc.                                                    42,300           107,019
 * Strategic Distribution, Inc.                                                    3,029            34,379
 * Stratex Networks, Inc.                                                        168,568           347,250
 * Stratos International, Inc.                                                    27,936           113,420
 * Strattec Security Corp.                                                         4,100           258,300
 * Stratus Properties, Inc.                                                        7,050           104,622
   Strayer Education, Inc.                                                         8,300           892,084
   Stride Rite Corp.                                                              80,900           890,709
   Sturm Ruger & Co., Inc.                                                        59,200           537,536
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                                18,500                 0
   Suffolk BanCorp                                                                 8,600           285,348
   Summa Industries, Inc.                                                          5,200            47,216
   Summit Bancshares, Inc.                                                         2,000            68,100
   Summit Bank Corp.                                                               2,520            43,042
 * SumTotal Systems, Inc.                                                         28,067           154,088
 * Sun Bancorp, Inc.                                                              37,368           928,595
 * Sun Healthcare Group, Inc.                                                     30,992           232,440
   Sun Hydraulics, Inc.                                                            4,900            70,021
 * Sunair Electronics, Inc.                                                        3,000            19,110
 * Suncoast Naturals, Inc.                                                           950               181
 * Sundance Homes, Inc.                                                            1,500                 5
 * SunLink Health Systems, Inc.                                                    1,048             5,502
*# Sunrise Senior Living, Inc.                                                    45,265         1,944,132
   Sunrise Telecom, Inc.                                                           3,700             9,805
 * Suntron Corp.                                                                   5,265            17,375
 * Superconductor Technologies, Inc.                                              71,840            60,346
*# SuperGen, Inc.                                                                 99,590           719,040
 * Superior Consultant Holdings Corp.                                             10,700            70,192
 * Superior Energy Services, Inc.                                                171,800         2,522,024
 # Superior Industries International, Inc.                                        58,400         1,649,800
   Superior Uniform Group, Inc.                                                    7,000            97,440
 * Supertex, Inc.                                                                 28,400           617,700
 * SupportSoft, Inc.                                                              93,500           474,980
   Supreme Industries, Inc.                                                       11,408            69,817
 * SureBeam Corp. Class A                                                          2,142                18
   SureWest Communications                                                        31,112           885,759
*# SurModics, Inc.                                                                38,492         1,158,609
   Susquehanna Bancshares, Inc.                                                  101,591         2,641,366
 * Swift Energy Corp.                                                             61,500         1,865,910
 * Swift Transportation Co., Inc.                                                  6,343           123,625
 * Swisher International, Inc.                                                       700             1,540
   SWS Group, Inc.                                                                34,518           728,675
 * Sybase, Inc.                                                                  190,100         3,275,423
 * Sybron Dental Specialties, Inc.                                                85,600         2,939,504
 * Sycamore Networks, Inc.                                                       348,888         1,308,330
 * Sykes Enterprises, Inc.                                                        84,828           572,589
 * Symmetricom, Inc.                                                              99,367         1,073,164
 * Syms Corp.                                                                     28,200           349,398
 * Symyx Technologies                                                             70,600         2,226,018
 * Synalloy Corp.                                                                  5,900            57,525
*# Synaptics, Inc.                                                                55,320         2,124,288
 * Synovis Life Technologies, Inc.                                                24,600           291,510
 * Synplicity, Inc.                                                               55,675           312,894
   Syntel, Inc.                                                                   88,385         1,730,578
 * Synthetech, Inc.                                                               16,400            17,056
 * Syntroleum Corp.                                                              100,526   $       696,645
   Sypris Solutions, Inc.                                                         38,347           623,906
 * Systemax, Inc.                                                                 47,500           327,750
 * T-3 Energy Services, Inc.                                                       1,250             8,363
*# Tag-It Pacific, Inc.                                                           18,200            81,900
 * Taitron Components, Inc.                                                        5,000            12,450
*# Take-Two Interactive Software, Inc.                                            50,900         1,778,955
 * TALK America Holdings, Inc.                                                    58,409           369,145
   TALX Corp.                                                                     30,238           888,997
   Tandy Brand Accessories, Inc.                                                   5,900            84,305
 * Tanox, Inc.                                                                    96,754         1,340,043
 * Tarantella, Inc.                                                                3,300             4,257
 * Tarrant Apparel Group                                                          32,800            61,008
   Tasty Baking Co.                                                               17,400           145,638
   TB Wood's Corp.                                                                 7,600            41,192
 * TBC Corp.                                                                      48,950         1,305,497
 * Team, Inc.                                                                      7,600           129,048
 * TeamStaff, Inc.                                                                20,200            40,198
   Tech/Ops Sevcon, Inc.                                                           3,100            18,538
   Teche Holding Co.                                                                 700            28,613
 * Techne Corp.                                                                   45,700         1,697,755
 * Technical Communications Corp.                                                    400             2,660
   Technical Olympic USA, Inc.                                                    48,292         1,180,739
 * Technitrol, Inc.                                                               88,600         1,528,350
   Technology Research Corp.                                                      12,050            84,350
 * Technology Solutions Corp.                                                     35,500            33,370
 * TechTeam Global, Inc.                                                          20,000           188,000
   Tecumseh Products Co. Class A                                                  29,000         1,327,910
 * Tegal Corp.                                                                     5,000             6,550
 * Tejon Ranch Co.                                                                13,900           549,745
 * Tekelec                                                                       132,600         3,104,166
 * TeleCommunication Systems, Inc.                                                53,600           162,944
 * Teledyne Technologies, Inc.                                                    70,600         2,096,820
 * Teleglobe International Holdings, Ltd.                                         11,300            38,759
 * TeleTech Holdings, Inc.                                                       163,900         1,601,303
 * Telik, Inc.                                                                    96,100         1,836,471
 * Telkonet, Inc.                                                                  7,600            34,428
 * Telular Corp.                                                                  28,300           180,271
 * TenFold Corp.                                                                   4,500             4,635
   Tennant Co.                                                                    19,700           788,000
 * Tenneco Automotive, Inc.                                                       92,400         1,432,200
 * Terayon Communication Systems,
     Inc.                                                                        123,500           245,765
 * Terex Corp.                                                                    50,721         2,325,051
 * Terra Industries, Inc.                                                        170,900         1,401,380
 * Tesoro Petroleum Corp.                                                         97,100         3,215,952
 * Tessco Technologies, Inc.                                                       4,500            59,850
 * Tetra Tech, Inc.                                                              123,696         1,885,127
 * Tetra Technologies, Inc.                                                       49,000         1,489,600
   Texas Industries, Inc.                                                         47,700         2,862,000
   Texas Regional Banchshares, Inc.
     Class A                                                                      75,960         2,701,138
   Texas United Bancshares, Inc.                                                     100             1,875
   TF Financial Corp.                                                              2,600            84,201
 * Thackeray Corp.                                                                 4,100             3,895
 * The Banc Corp.                                                                 34,700           272,742
 * The Children's Place Retail Stores,
     Inc.                                                                         61,900         1,959,754
 * The Dress Barn, Inc.                                                           68,204         1,171,063
 * The Geo Group, Inc.                                                            25,000           576,250
 * The Lamson & Sessions Co.                                                      31,800           287,790

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
   The Manitowoc Co., Inc.                                                        61,750   $     2,306,363
   The Marcus Corp.                                                               47,800         1,092,230
 * The Medicines Co.                                                             109,392         2,728,236
 * The Mens Warehouse, Inc.                                                       82,400         2,607,960
 * The Mosaic Co.                                                                138,058         2,399,448
 # The Phoenix Companies, Inc.                                                   208,400         2,542,480
 * The Rowe Companies                                                             13,100            66,155
 * The Sports Authority, Inc.                                                     56,306         1,605,284
 * The Sports Club Co., Inc.                                                      20,100            33,969
   The Topps Co., Inc.                                                            88,848           885,815
 * The Washtenaw Group, Inc.                                                       1,500             2,385
 * Theragenics Corp.                                                              65,200           273,840
 * Therma-Wave, Inc.                                                              78,789           252,125
 * Thermwood Corp.                                                                   200               166
 * TheStreet.com, Inc.                                                            54,235           235,922
 * Third Wave Technologies, Inc.                                                  88,144           710,441
 * Thomas & Betts Corp.                                                           91,000         2,879,240
 * Thomas Group, Inc.                                                              4,000             4,800
   Thomas Industries, Inc.                                                        38,150         1,494,717
 * Thoratec Corp.                                                                111,843         1,118,430
 * THQ, Inc.                                                                      86,100         1,847,706
 * Three-Five Systems, Inc.                                                       43,099            83,612
 * TIBCO Software, Inc.                                                           66,652           766,498
 * Tickets.com, Inc.                                                               1,600             1,200
 * Tier Technologies, Inc. Class B                                                41,400           365,562
   TierOne Corp.                                                                  39,453           978,829
 * TII Network Technologies, Inc.                                                 11,260            16,440
   Timberland Bancorp, Inc.                                                        3,900            95,550
 * Timco Aviation Services, Inc.                                                   2,749               990
 * Time Warner Telecom, Inc.                                                     100,387           380,467
 * Tipperary Corp.                                                                17,900            84,309
 * Titan Corp.                                                                   185,600         2,990,016
 # Titan International, Inc.                                                      19,600           244,608
 * Titan Pharmaceuticals, Inc.                                                    70,700           176,750
 * Titanium Metals Corp.                                                          15,850           364,392
*# TiVo, Inc.                                                                    175,826           828,140
 * TL Administration Corp.                                                           200                 4
 * TLC Vision Corp.                                                               33,060           385,480
   Todd Shipyards Corp.                                                            6,300           107,919
 * Todhunter International, Inc.                                                   4,600            54,832
 * Tofutti Brands, Inc.                                                            6,900            21,390
 * Tollgrade Communications, Inc.                                                 27,991           299,224
   Tompkins County Trustco, Inc.                                                     363            19,130
 * Too, Inc.                                                                      75,900         1,927,860
 * Torch Offshore, Inc.                                                           23,300            46,111
 * Toreador Resources Corp.                                                        4,900            75,607
 # Toro Co.                                                                       39,200         2,842,000
 * Total Entertainment Restaurant Corp.                                           21,861           219,484
*# Tower Automotive, Inc.                                                        128,000           230,400
   Track Data Corp.                                                                3,400             2,822
 * Tractor Supply Co.                                                             84,193         2,670,602
 * Tradestation Group, Inc.                                                       91,800           681,156
   Traffix, Inc.                                                                  29,800           195,190
 * Trailer Bridge, Inc.                                                            9,800            63,700
 * Trammell Crow Co.                                                              82,300         1,407,330
 * Trans World Entertainment Corp.                                                74,900           844,872
 * Transact Technologies, Inc.                                                     8,550           191,093
 * Transaction Systems Architects, Inc.                                           82,439         1,691,648
 * Transcat, Inc.                                                                  6,100            18,300
 * Transgenomic, Inc.                                                             21,900            26,718
 * Trans-Industries, Inc.                                                          1,400             3,654
 * Transkaryotic Therapies, Inc.                                                  76,418   $     1,743,095
*# Transmeta Corp.                                                               264,600           447,174
 * TransMontaigne, Inc.                                                           87,500           475,125
 * Transport Corp. of America                                                      5,200            38,272
 * Transpro, Inc.                                                                 16,100            97,969
 * Transtechnology Corp.                                                           6,200            46,810
 * Transwitch Corp.                                                               40,600            49,532
 * Travis Boats & Motors, Inc.                                                     2,900             1,117
 * TRC Companies, Inc.                                                            29,400           524,496
   Tredegar Industries, Inc.                                                      84,891         1,581,519
*# Trenwick Group, Ltd.                                                           11,975               144
*# Trestle Holdings, Inc.                                                            450               731
 * Trex Co., Inc.                                                                 32,600         1,530,570
 * Triad Guaranty, Inc.                                                           32,014         1,920,840
   Triarc Companies, Inc. Class A                                                 50,900           659,155
   Triarc Companies, Inc. Class B                                                 49,000           624,750
   Trico Bancshares                                                                9,900           237,105
*# Trico Marine Services, Inc.                                                    55,100            19,285
 * Trident Microsystems, Inc.                                                     50,500           787,800
 * Trimble Navigation, Ltd.                                                       91,185         2,878,710
 * Trimedyne, Inc.                                                                 4,300             2,580
 * Trimeris, Inc.                                                                 48,078           596,648
   Trinity Industries, Inc.                                                       88,000         3,110,800
 * Trio-Tech International                                                           400             1,848
 * TriPath Imaging, Inc.                                                          83,652           600,621
 * Tripath Technology, Inc.                                                       68,751            58,438
 * Tripos, Inc.                                                                   10,620            55,118
 * Triquint Semiconductor, Inc.                                                  272,497         1,179,912
 * Triton PCS Holdings, Inc.                                                     136,900           342,250
 * Triumph Group, Inc.                                                            34,902         1,415,625
*# Tri-Valley Corp.                                                               10,800            73,548
 * TriZetto Group, Inc.                                                          103,201           730,663
 * TRM Corp.                                                                       7,000           131,390
*# Tropical Sportswear International
     Corp.                                                                        19,875            28,024
 * Troy Group, Inc.                                                               13,800            40,158
 * Trump Hotels & Casino Resorts, Inc.                                            29,600            24,568
   TrustCo Bank Corp. NY                                                         163,455         2,304,716
   TSR, Inc.                                                                       4,400            30,668
 * TTM Technologies, Inc.                                                         89,700           931,086
 * Tuesday Morning Corp.                                                          86,241         2,888,211
 * Tufco Technologies, Inc.                                                        4,500            34,875
 * Tumbleweed Communications Corp.                                               105,295           368,533
   Tupperware Corp.                                                              128,800         2,411,136
 * TurboChef Technologies, Inc.                                                   20,500           130,175
 * Tut Systems, Inc.                                                              51,200           202,240
 * Tweeter Home Entertainment Group,
     Inc.                                                                         51,800           332,038
   Twin Disc, Inc.                                                                 2,800            70,308
 * Tyler Technologies, Inc.                                                       90,800           711,872
*# U.S. Aggregates, Inc.                                                           1,600                 4
 * U.S. Concrete, Inc.                                                            60,700           441,289
 * U.S. Energy Corp. Wyoming                                                      11,500            34,385
 * U.S. Physical Therapy, Inc.                                                    28,972           449,066
 * U.S. Xpress Enterprises, Inc. Class A                                          10,823           281,398
 * UbiquiTel, Inc.                                                               204,190         1,327,235
*# UFP Technologies, Inc.                                                          3,800            13,224
   UICI                                                                           97,400         3,253,160
   UIL Holdings Corp.                                                             32,000         1,710,720
 * Ulticom, Inc.                                                                  92,830         1,666,299
*# Ultimate Electronics, Inc.                                                     31,258            95,649

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Ultimate Software Group, Inc.                                                  48,347   $       617,391
 * Ultradata Systems, Inc.                                                         2,000               900
 * Ultralife Batteries, Inc.                                                      13,100           197,024
 * Ultratech, Inc.                                                                52,400           902,852
   UMB Financial Corp.                                                            47,465         2,658,515
   Umpqua Holdings Corp.                                                          96,760         2,474,153
*# Unapix Entertainment, Inc.                                                      6,100                25
 * Unico American Corp.                                                            5,500            41,085
 * Unifi, Inc.                                                                   114,634           426,438
   Unifirst Corp.                                                                 20,450           565,238
   Union Bankshares Corp.                                                            170             6,377
   Union Community Bancorp                                                         2,300            43,528
   Unisource Energy Corp.                                                         67,080         1,636,081
 * Unit Corp.                                                                     67,400         2,670,388
   United Auto Group, Inc.                                                       101,800         2,903,336
   United Bankshares, Inc.                                                        47,960         1,835,429
   United Community Banks, Inc.                                                   78,918         2,261,790
   United Community Financial Corp.                                               65,672           754,571
   United Financial Corp.                                                            660            16,236
 * United Financial Mortgage Corp.                                                10,400            47,320
   United Fire & Casualty Co.                                                      6,200           412,920
   United Industrial Corp.                                                        28,600         1,115,400
 * United Natural Foods, Inc.                                                     88,302         2,483,935
 * United Online, Inc.                                                           132,703         1,415,941
 * United PanAm Financial Corp.                                                      600            11,910
 * United Rentals, Inc.                                                          171,100         3,057,557
 * United Retail Group, Inc.                                                      22,866            94,894
 # United Security Bancshares                                                      2,000            49,780
 * United Stationers, Inc.                                                        60,900         2,915,892
 * United Surgical Partners International,
     Inc.                                                                         62,302         2,459,060
 * United Therapeutics Corp.                                                      47,154         2,075,248
   United-Guardian, Inc.                                                           1,900            14,725
   Unitil Corp.                                                                    4,700           131,647
   Unity Bancorp, Inc.                                                             5,733            69,083
 * Universal Access Global Holdings,
     Inc.                                                                            435                57
 * Universal American Financial Corp.                                            120,600         1,610,010
 * Universal Compression Holdings, Inc.                                           69,249         2,582,988
   Universal Corp.                                                                55,300         2,692,004
 * Universal Display Corp.                                                        63,248           616,668
 * Universal Electronics, Inc.                                                    29,700           542,025
   Universal Forest Products, Inc.                                                38,783         1,673,874
 * Universal Stainless & Alloy Products,
     Inc.                                                                          6,000            88,320
   Unizan Financial Corp.                                                         33,197           855,819
 * Unova, Inc.                                                                   133,900         2,967,224
 * UQM Technologies, Inc.                                                         41,100            86,721
 * Urologix, Inc.                                                                 31,342           223,155
 * URS Corp.                                                                      95,313         2,863,203
*# US Airways Group, Inc. Class A                                                 46,800            51,948
*# US LEC Corp.                                                                   69,136           232,988
 * USA Mobility, Inc.                                                             42,300         1,538,028
 * USA Truck, Inc.                                                                 9,300           115,227
*# USANA Health Services, Inc.                                                    41,200         1,224,052
   USB Holding Co., Inc.                                                          17,953           501,633
*# USDATA Corp.                                                                    2,820               113
   USEC, Inc.                                                                    185,431         1,952,588
   USF Corp.                                                                      61,137         2,260,235
   Utah Medical Products, Inc.                                                     5,000           108,750
*# V.I. Technologies, Inc.                                                        57,100            38,257
 * VA Software Corp.                                                             109,000   $       269,230
 # Vail Banks, Inc.                                                                1,300            16,926
 * Vail Resorts, Inc.                                                             77,600         1,765,400
*# Valence Technology, Inc.                                                       20,900            75,240
   Valhi, Inc.                                                                    14,240           220,862
   Valley National Gases, Inc.                                                     4,200            53,760
   Valmont Industries, Inc.                                                       52,200         1,302,912
 * Valpey Fisher Corp.                                                             1,650             5,610
   Value Line, Inc.                                                                9,900           396,010
 * ValueClick, Inc.                                                              176,200         2,272,980
 * ValueVision Media, Inc. Class A                                                79,947           906,599
 * Varian Semiconductor Equipment
     Associates, Inc.                                                             80,100         2,845,152
 * Varian, Inc.                                                                   76,300         2,857,435
*# Vascular Solutions, Inc.                                                       30,600           317,016
 * Vastera, Inc.                                                                  75,179           139,081
*# Vaxgen, Inc.                                                                   42,400           664,832
 # Vector Group, Ltd.                                                             91,624         1,502,634
 * Veeco Instruments, Inc.                                                        64,700         1,254,533
 * VendingData Corp.                                                               2,100             3,969
 * Ventana Medical Systems, Inc.                                                  38,224         2,283,884
   Ventiv Health, Inc.                                                             2,200            42,592
 * Verilink Corp.                                                                 40,558           141,953
 * Veritas DGC, Inc.                                                              73,500         1,719,900
 * Verity, Inc.                                                                   82,200         1,126,962
 * Vermont Pure Holdings, Ltd.                                                    17,300            30,794
 * Versant Corp.                                                                   3,874             2,828
 * Versar, Inc.                                                                    8,700            37,845
 * Verso Technologies, Inc.                                                       26,319            21,318
 * Vertex Pharmaceuticals, Inc.                                                  176,229         1,871,552
 * VerticalBuyer Inc.                                                                920                28
*# Vertrue, Inc.                                                                  21,500           746,050
   Vesta Insurance Group, Inc.                                                    79,400           298,544
 * Vestin Group, Inc.                                                                200               614
   Viad Corp.                                                                     47,800         1,146,722
 * Vialta, Inc.                                                                    9,801             1,666
 * Viasat, Inc.                                                                   58,891         1,229,055
 * Vical, Inc.                                                                    47,255           203,197
 * Vicon Industries, Inc.                                                          4,600            26,036
   Vicor Corp.                                                                    65,819           715,453
 * Vicuron Pharmaceuticals, Inc.                                                 137,550         2,419,505
 # Video Display Corp.                                                             7,200            98,280
 * Viewpoint Corp.                                                               118,316           309,988
 * Vignette Corp.                                                                407,600           517,652
 * Viisage Technology, Inc.                                                       94,795           764,996
   Vintage Petroleum, Inc.                                                       143,400         3,477,450
 * Virage Logic Corp.                                                             47,227           709,822
 * Virbac Corp.                                                                   22,000            77,440
 * Virco Manufacturing Corp.                                                      13,269           102,171
 * Virginia Commerce Bancorp, Inc.                                                   500            14,250
*# Virologic, Inc.                                                                90,800           190,680
*# ViroPharma, Inc.                                                               57,925           163,928
 * Vision-Sciences, Inc.                                                           5,100            13,515
*# Vista Medical Technologies, Inc.                                                7,500             8,400
   Visteon Corp.                                                                 285,400         2,414,484
 * Visual Networks, Inc.                                                          31,900           102,718
 * VISX, Inc.                                                                    108,900         2,816,154
*# Vital Images, Inc.                                                             25,700           416,083
   Vital Signs, Inc.                                                              27,956         1,045,834
 * VitalWorks, Inc.                                                               95,650           385,470
*# Vitech America, Inc.                                                           14,850                41

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * Vitesse Semiconductor, Inc.                                                   200,110   $       652,359
 * Vitria Technology, Inc.                                                        73,242           253,417
 * Vivus, Inc.                                                                    83,664           491,944
 * VL Dissolution Corp.                                                            3,101               465
*# VLPS Lighting Services International,
     Inc. Escrow Shares                                                            4,800               392
 * Vodavi Technology, Inc.                                                         4,300            30,186
 * Volt Information Sciences, Inc.                                                33,000         1,006,500
   Vulcan International Corp.                                                        700            31,500
 * Vyyo, Inc.                                                                     31,600           229,100
 * W-H Energy Services, Inc.                                                      60,500         1,383,030
 * Wabash National Corp.                                                          60,200         1,497,174
   Wabtec Corp.                                                                  100,200         2,061,114
   Walter Industries, Inc.                                                        82,000         2,064,760
*# Warnaco Group, Inc.                                                           101,217         2,011,182
   Warwick Valley Telephone Co.                                                      300             6,744
   Washington Banking Co.                                                          4,680            82,087
 * Washington Group International, Inc.                                           55,215         2,153,385
   Washington Savings Bank FSB                                                     2,400            32,400
   Washington Trust Bancorp, Inc.                                                 28,963           852,091
 * Waste Connections, Inc.                                                        78,500         2,673,710
   Waste Industries USA, Inc.                                                     19,300           221,371
 * WatchGuard Technologies, Inc.                                                  71,080           291,428
 * Water Pik Technologies, Inc.                                                    8,400           144,480
 * Waterlink, Inc.                                                                   100                 0
   Waters Instruments, Inc.                                                          300             2,265
   Watsco, Inc. Class A                                                           50,500         1,670,035
   Watsco, Inc. Class B                                                            1,350            44,618
   Watson Wyatt & Co., Holdings                                                   71,300         1,900,858
   Watts Water Technologies, Inc.                                                 54,900         1,681,587
   Wausau-Mosinee Paper Corp.                                                    113,736         2,041,561
 * Waxman Industries, Inc.                                                           600             3,900
   Waypoint Financial Corp.                                                       53,226         1,478,086
 * WCI Communities, Inc.                                                          97,600         2,500,512
   WD-40 Co.                                                                      36,503         1,066,253
 * Webb Interactive Services, Inc.                                                 5,300             2,173
 * Webco Industries, Inc.                                                          6,000            45,000
 * WebEx Communications, Inc.                                                     97,480         2,314,175
 * webMethods, Inc.                                                              116,402           714,708
*# Websense, Inc.                                                                 51,200         2,460,672
 * Weider Nutrition International, Inc.                                           10,500            44,520
   Weis Markets, Inc.                                                             59,607         2,288,909
   Wellco Enterprises, Inc.                                                        1,000            14,800
   Wellman, Inc.                                                                  70,400           724,416
*# Wells-Gardner Electronics Corp.                                                 6,101            32,213
   Wesbanco, Inc.                                                                 43,261         1,367,480
 * WESCO International, Inc.                                                      92,000         2,587,040
   West Bancorporation                                                             6,300           109,242
   West Coast Bancorp                                                             32,829           863,731
 * West Marine, Inc.                                                              45,778         1,057,472
   West Pharmaceutical Services, Inc.                                             67,100         1,568,798
 * Westaff, Inc.                                                                  24,300            74,115
   Westamerica Bancorporation                                                      2,000           116,320
   Westbank Corp.                                                                  4,740            87,311
 * Westcoast Hospitality Corp.                                                    12,900            65,403
 * Westell Technologies, Inc.                                                    117,980           772,769
 * Western Power & Equipment Corp.                                                 3,373             5,565
 * Western Sierra Bancorp                                                          1,575            63,000
 * Westmoreland Coal Co.                                                             800            23,720
   Westwood Holdings Group, Inc.                                                   6,479           123,619
*# Wet Seal, Inc. Class A                                                         45,533            75,585
   Weyco Group, Inc.                                                                 300   $        12,102
   WGL Holdings, Inc.                                                             14,000           424,480
 * White Electronics Designs Corp.                                                51,323           343,864
 * Whitehall Jewelers, Inc.                                                       30,250           250,470
 * Whiting Petroleum Corp.                                                         2,960           100,758
*# WHX Corp.                                                                       6,333             4,940
 * Wickes, Inc.                                                                    4,400                20
 * Wild Oats Markets, Inc.                                                        61,369           439,402
*# William Lyon Homes, Inc.                                                       21,600         1,519,560
 * Williams Industries, Inc.                                                       1,200             4,200
 * Willis Lease Finance Corp.                                                      9,500            84,550
   Willow Grove Bancorp, Inc.                                                     21,051           379,550
 * Wilshire Enterprises, Inc.                                                      7,107            42,855
 * Wilson Greatbatch Technologies, Inc.                                           49,200           986,460
 * Wilsons The Leather Experts, Inc.                                              84,545           422,725
 * Wind River Systems, Inc.                                                      180,973         2,189,773
 * Winmark Corp.                                                                   3,800           101,270
 # Winn-Dixie Stores, Inc.                                                       312,700         1,250,800
 # Winnebago Industries, Inc.                                                     73,900         2,803,027
   Wintrust Financial Corp.                                                       46,219         2,765,745
 * Wireless Facilities, Inc.                                                     151,851         1,257,326
   Wireless Telecom Group, Inc.                                                   37,900           112,184
 * Wireless WebConnect!, Inc.                                                      8,900                26
 * Witness Systems, Inc.                                                          51,600           773,484
 * WJ Communications, Inc.                                                        56,300           190,857
*# WMS Industries, Inc.                                                           66,900         1,989,606
 * Wolverine Tube, Inc.                                                           31,900           338,778
   Wolverine World Wide, Inc.                                                     84,100         2,518,795
 * Women First HealthCare, Inc.                                                    1,500                 2
   Woodhead Industries, Inc.                                                      26,657           401,988
   Woodward Governor Co.                                                          24,870         1,811,780
 * World Acceptance Corp.                                                         40,600         1,047,074
 * World Access, Inc.                                                              1,672                 2
   World Fuel Services Corp.                                                      26,100         1,075,320
   World Wrestling Federation
     Entertainment, Inc.                                                          45,900           550,800
*# WorldGate Communications, Inc.                                                  6,500            15,600
 * WorldQuest Networks, Inc.                                                       1,500             4,485
 * Worldwide Restaurant Concepts, Inc.                                            60,500           197,835
   Worthington Industries, Inc.                                                   28,229           607,206
 * Wright Medical Group, Inc.                                                     73,552         1,945,450
   WSI Industries, Inc.                                                            2,000             5,200
   X-Rite, Inc.                                                                   45,663           680,835
 * Xanser Corp.                                                                   42,800           120,696
 * Xeta Corp.                                                                     10,300            30,591
 * Yankee Candle Co., Inc.                                                       100,500         3,061,230
   Yardville National Bancorp                                                     16,400           546,284
   York International Corp.                                                       87,000         3,207,690
 * Young Broadcasting, Inc. Class A                                               39,207           382,660
 * Zapata Corp.                                                                    2,340           147,467
   Zenith National Insurance Corp.                                                18,600           855,042
 * Zevex International, Inc.                                                       3,400            11,900
 * Zhone Technologies, Inc.                                                      181,262           442,279
 * Zila, Inc.                                                                    100,566           447,519
*# Zix Corp.                                                                      69,726           319,345
 * Zoll Medical Corp.                                                             20,422           692,918
*# Zoltek Companies, Inc.                                                         36,100           332,120
 * Zomax, Inc.                                                                    70,500           242,520
 * Zones, Inc.                                                                    13,500            82,755
 * Zoran Corp.                                                                    88,535         1,049,140
 * Zygo Corp.                                                                     38,600           448,532

                                                                                  SHARES            VALUE+
                                                                         ---------------   ---------------
 * ZymeTx, Inc.                                                                      700   $            30
 * Zymogenetics, Inc.                                                            117,939         2,681,933
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $1,925,480,313)                                                                     2,293,355,046
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                                30                 0
 * American Banknote Corp. Warrants
     Series 2 10/01/07                                                                30                 0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                          0                 0
*# Angeion Corp. Warrants 10/31/07                                                   215                11
 * Aura Systems, Inc. Warrants 05/31/05                                            1,262                 0
 * CD&L, Inc. Rights 10/15/04                                                        650                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                         24               372
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                             9,947            54,708
 * CSF Holding, Inc. Litigation Rights
     12/30/99                                                                      3,250                 0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                               971             1,068
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                                     40,600                 0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                                22                 0
 * Imperial Sugar Co. Warrants 08/29/08                                              498             1,096
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                                        188                 7
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                                        582                22
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                             7,200             4,392
 * Milltope Group, Inc. Contigent Value
     Rights                                                                        5,800                 0
 * Optical Cable Corp. Warrants
     10/24/07                                                                      2,823                 0
*# OSI Pharmaceuticals, Inc. Rights                                                4,829               579
 * PDS Gaming Corp.                                                                1,100             1,650
   PMR Corp. Contingent Value Rights
     08/05/04                                                                      7,300                 7
 * Timco Aviation Services, Inc. Warrants
     12/31/07                                                                      6,696                 1
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $445,757)                                                                                  63,913
                                                                                           ---------------

                                                                              FACE
                                                                              AMOUNT                VALUE+
                                                                         ---------------   ---------------
                                                                              (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.
     Subordinated Promissory Note
     6.000%, 03/28/07                                                    $             2   $             0
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07                                                                  3                 0
                                                                                           ---------------
 TOTAL BONDS
   (Cost $0)                                                                                             0
                                                                                           ---------------
 TEMPORARY CASH
   INVESTMENTS -- (8.2%)
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 1.94%, 12/01/04
     (Collateralized by $164,370,000
     U.S. Treasury Note, 4.75%, 05/15/14,
     valued at $170,106,222) to be
     repurchased at $166,776,566
     (Cost $166,767,579)@                                                        166,768       166,767,579
 Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $38,206,000
     FHLMC Notes 4.20%, 10/20/09,
     valued at $38,369,904) to be
     repurchased at $37,971,983
     (Cost $37,970,000)                                                           37,970        37,970,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $204,737,579)                                                                         204,737,579
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,130,663,649)                                                                   $ 2,498,156,538
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  @  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            THE U.S. SMALL CAP SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $156,464 of securities on loan)          $     2,498,157
Receivables:
   Investment Securities Sold                                                      5,363
   Dividends and Interest                                                          1,040
   Fund Shares Sold                                                              106,707
   Securities Lending                                                                147
Prepaid Expenses and Other Assets                                                      1
                                                                         ---------------
      Total Assets                                                             2,611,415
                                                                         ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                              166,767
   Investment Securities Purchased                                                18,127
   Fund Shares Redeemed                                                          105,251
   Due to Advisor                                                                     56
Accrued Expenses and Other Liabilities                                               124
                                                                         ---------------
      Total Liabilities                                                          290,325
                                                                         ---------------
NET ASSETS                                                               $     2,321,090
                                                                         ===============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                   144,271,555
                                                                         ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $         16.09
                                                                         ===============
Investments at Cost                                                      $     2,130,664
                                                                         ===============
NET ASSETS CONSIST OF:
Paid-in Capital                                                          $     1,838,985
Accumulated Net Investment Income (Loss)                                           5,149
Accumulated Net Realized Gain (Loss)                                             109,463
Unrealized Appreciation (Depreciation) from Investment Securities                367,493
                                                                         ---------------
      Total Net Assets                                                   $     2,321,090
                                                                         ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                             $        14,978
   Interest                                                                          295
   Income from Securities Lending                                                  1,132
                                                                         ---------------
          Total Investment Income                                                 16,405
                                                                         ---------------
EXPENSES
   Investment Advisory Services                                                      534
   Accounting & Transfer Agent Fees                                                  531
   Custodian Fees                                                                    169
   Legal Fees                                                                         12
   Audit Fees                                                                         23
   Shareholders' Reports                                                              24
   Trustees' Fees and Expenses                                                         9
   Other                                                                              31
                                                                         ---------------
          Total Expenses                                                           1,333
                                                                         ---------------
   NET INVESTMENT INCOME (LOSS)                                                   15,072
                                                                         ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                        113,151
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities                                                                  180,068
                                                                         ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                      293,219
                                                                         ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $       308,291
                                                                         ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                               YEAR               YEAR
                                                                              ENDED              ENDED
                                                                             NOV. 30,           NOV. 30,
                                                                               2004               2003
                                                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                          $        15,072    $         8,625
   Net Realized Gain (Loss) on Investment Securities Sold                        113,151             11,512
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities                                                                  180,068            370,338
                                                                         ---------------    ---------------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations                                                           308,291            390,475
                                                                         ---------------    ---------------
Distributions From:
   Net Investment Income                                                         (10,116)            (8,820)
   Net Short-Term Gains                                                             (638)                --
                                                                         ---------------    ---------------
          Total Distributions                                                    (10,754)            (8,820)
                                                                         ---------------    ---------------
Capital Share Transactions (1):
   Shares Issued                                                                 890,063            397,476
   Shares Issued in Lieu of Cash Distributions                                    10,424              8,584
   Shares Redeemed                                                              (345,420)          (171,130)
                                                                         ---------------    ---------------
          Net Increase (Decrease) from Capital Share Transactions                555,067            234,930
                                                                         ---------------    ---------------
          Total Increase (Decrease)                                              852,604            616,585
NET ASSETS
   Beginning of Period                                                         1,468,486            851,901
                                                                         ---------------    ---------------
   End of Period                                                         $     2,321,090    $     1,468,486
                                                                         ===============    ===============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                               60,867             34,898
      Shares Issued in Lieu of Cash Distributions                                    728                658
      Shares Redeemed                                                            (23,461)           (15,197)
                                                                         ---------------    ---------------
                                                                                  38,134             20,359
                                                                         ===============    ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            THE U.S. SMALL CAP SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  YEAR              YEAR              YEAR              YEAR              YEAR
                                                 ENDED             ENDED             ENDED             ENDED             ENDED
                                                NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                                  2004              2003              2002              2001              2000
                                             -------------     -------------     -------------     -------------     -------------
Net Asset Value, Beginning of Period         $       13.84     $        9.93     $       11.08     $       11.67     $       12.24
                                             -------------     -------------     -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.12              0.08              0.09              0.10              0.11
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       2.22              3.92             (1.00)             1.24              0.65
                                             -------------     -------------     -------------     -------------     -------------
      Total from Investment Operations                2.34              4.00             (0.91)             1.34              0.76
                                             -------------     -------------     -------------     -------------     -------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.08)            (0.09)            (0.10)            (0.10)            (0.11)
   Net Realized Gains                                (0.01)               --             (0.14)            (1.83)            (1.22)
                                             -------------     -------------     -------------     -------------     -------------
      Total Distributions                            (0.09)            (0.09)            (0.24)            (1.93)            (1.33)
                                             -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of Period               $       16.09     $       13.84     $        9.93     $       11.08     $       11.67
                                             =============     =============     =============     =============     =============
Total Return                                         16.99%            40.32%            (8.42)%           13.08%             6.48%
Net Assets, End of Period (thousands)        $   2,321,090     $   1,468,486     $     851,901     $     991,082     $     768,151
Ratio of Expenses to Average Net Assets               0.07%             0.08%             0.08%             0.08%             0.08%
Ratio of Net Investment Income to Average
   Net Assets                                         0.85%             0.84%             0.81%             0.94%             0.99%
Portfolio Turnover Rate                                 16%               16%               34%               13%               38%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series of which The U.S. Small Cap Series (the "Series" or "Portfolio") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values its securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $28,911.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                $  812,693
               Sales                       280,940

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. As of November 30, 2004 there were no permanent differences.

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                ORDINARY
                               INCOME AND
                               SHORT-TERM      LONG-TERM
                              CAPITAL GAINS   CAPITAL GAINS     TOTAL
                              -------------   -------------   ---------
     2004                     $      10,754              --   $  10,754
     2003                             8,820              --       8,820

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                  TOTAL NET
                                                DISTRIBUTABLE
                UNDISTRIBUTED   UNDISTRIBUTED      EARNINGS
               NET INVESTMENT     LONG-TERM      (ACCUMULATED
                   INCOME       CAPITAL GAINS      LOSSES)
               --------------   -------------   -------------
               $       23,732   $      94,427   $     118,159

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

                                                         NET
                                                     UNREALIZED
        FEDERAL      UNREALIZED     UNREALIZED      APPRECIATION/
       TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
     ------------   ------------   ------------    --------------
     $  2,133,706   $    578,316   $   (213,865)   $      364,451

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each Portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit for the year ended November 30, 2004.

G. SECURITIES LENDING

     As of November 30, 2004, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

H. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE U.S. SMALL CAP SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Small Cap Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993     75 portfolios in 4      Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG       DFAIDG - since 1983     investment companies    of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of     DFAITC - since 1993     75 portfolios in 4      Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.          DFAIDG - since 1986     investment companies    Professor of Economics, Graduate School of
Trustee of DFAITC.            DIG - since 1993 DEM                            Business, University of Chicago. Senior
1101 E. 58th Street           - since 1993                                    Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                             strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                        President, Cardean University (division of
                                                                              UNext.com). Member of the Boards of Milwaukee
                                                                              Mutual Insurance Company and UNext.com. Formerly,
                                                                              Trustee, First Prairie Funds (registered
                                                                              investment company). Trustee, Harbor Fund
                                                                              (registered investment company) (13 Portfolios).

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993     75 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies    Management. Director, BIRR Portfolio Analysis,
and DEM.                      DIG - since 1993                                Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.            DEM - since 1993                                Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                     publishing and consulting). Partner, Zebra Capital
P.O. Box 208200                                                               Management, LLC (hedge fund manager). Formerly,
New Haven, CT                                                                 Director, Hospital Fund, Inc. (investment
06520-8200                                                                    management services).
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003    75 portfolios in 4      John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003    investment companies    Graduate School of Business Administration,
and DEM.                      DFA DIG - since 2003                            Harvard University (since 1998). George Fisher
Trustee of DFAITC.            DEM - since 2003                                Baker Professor of Business Administration,
Harvard Business School                                                       Graduate School of Business Administration,
397 Morgan Hall                                                               Harvard University (1988-1998), Co-founder, Chief
Soldiers Field                                                                Science Officer, Integrated Finance Limited (since
Boston, MA 02163                                                              2002). Director, MF Risk, Inc. (risk managemetnt
Date of Birth: 7/31/44                                                        software) (since 2001). Director, Peninsula
                                                                              Banking Group (bank) (since 2003). Director,
                                                                              Community First Financial Group (bank holding
                                                                              company) (since 2003). Formerly, Co-Founder and
                                                                              Principal, Long-Term Capital Management. Director,
                                                                              Vical Incorporated (biopharamceutical product
                                                                              development).

Myron S. Scholes              DFAITC - since 1993     75 portfolios in 4      Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies    Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                Capital Management (private equity firm).
Trustee of DFAITC.            DEM - since 1993                                Chairman, Oak Hill Platinum Partners (hedge fund).
Oak Hill Capital                                                              Director, Chicago Mercantile Exchange. Consultant,
Management, Inc.                                                              Arbor Investors. Formerly, Director, Smith Breeden
2775 Sand Hill Rd.                                                            Family of Funds. Director, American Century Fund
Suite 220                                                                     Complex (registered investment companies) (38
Menlo Park, CA 94025                                                          Portfolios); and Director, Chicago Mercantile
Date of Birth: 7/01/41                                                        Exchange Holdings Inc..

Abbie J. Smith                DFAITC - since 2000     75 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000     investment companies    Graduate School of Business, University of
and DEM.                      DIG - since 2000                                Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.            DEM - since 2000                                Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                   Industries Inc. (office furniture) and Director,
University of Chicago                                                         Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                 INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993     75 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981     investment companies    Investment Officer and President of Dimensional
Executive Officer, Chief      DIG - since 1992                                Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and        DEM - since 1993                                DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG                                                      Officer, Chief Investment Officer and President of
and DEM. Chairman,                                                            DFAITC. Director of Dimensional Fund Advisors Ltd.
Trustee, Chief Executive                                                      and formerly Chief Investment Officer. Director,
Officer, Chief Investment                                                     Chief Investment Officer and President of DFA
Officer and President of                                                      Australia Ltd. Formerly, Director of Dimensional
DFAITC.                                                                       Funds PLC. Chairman, Director, Chief Executive
1299 Ocean Avenue                                                             Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                        Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                       Investment Officer positions held starting
                                                                              1/1/2003 except for Dimensional Fund Advisors
                                                                              Canada Inc., which was from 6/17/2003.)

                                                                              Limited Partner, Oak Hill Partners. Director,
                                                                              University of Chicago Business School. Formerly,
                                                                              Director, SA Funds (registered investment
                                                                              company). Formerly Director, Assante Corporation
                                                                              (investment management) (until 2002).

    NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993     75 portfolios in 4      Chairman and Director (and prior to 1/1/2003,
Chairman and Director of      DFAIDG - since 1981     investment companies    Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.          DIG - since 1992                                Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of       DEM - since 1993                                and DEM. Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                       Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                             formerly President of Dimensional Fund Advisors
Santa Monica, CA 90401                                                        Ltd. Director (and prior to 1/1/2003, Chief
Date of Birth: 9/07/44                                                        Investment Officer) of DFA Australia Ltd. Director
                                                                              of Dimensional Funds PLC and Dimensional Fund
                                                                              Advisors Canada Inc.

                                                                              Trustee, St. Louis University. Life Trustee and
                                                                              Member of Investment Committee, DePaul University.
                                                                              Director, The German St. Vincent Orphan Home.
                                                                              Member of Investment Committee, Archdiocese of St.
                                                                              Louis.

 (1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

 (2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

   * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

  ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS

Arthur H. Barlow                        Since 1993      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                          DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                        Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                            Australia Limited, Dimensional Fund Advisors Ltd., and since June
Secretary                                               2003, Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal
Date of Birth: 1/24/67                                  counsel for Dimensional (since March 2000). Associate, Jones, Day,
                                                        Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                        Since 2004      Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                          Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                  University of Chicago (Septempter 2000 to March 2001); and Associate
                                                        of US Bancorp Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                         Since 1996      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                          DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                  Since 2004      Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                          Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                 to January 2004); Brach Chief, Investment Company and Invesment
                                                        Advisor Inspections, Securities and Exchange Commission (April 1994 to
                                                        August 2000).

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
James L. Davis                          Since 1999      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                          DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at
Date of Birth: 11/29/56                                 Kansas State University, Arthur Andersen & Co., and Phillips Petroleum
                                                        Co.

Robert T. Deere                         Since 1994      Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                          Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                      Since 2001      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                          DFA Australia Limited. Prior to April 2001, marketing supervisor and
Date of Birth: 3/18/70                                  marketing coordinator for Dimensional.

Richard A. Eustice                      Since 1998      Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                            Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                               Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                     Since 1993      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                          DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                       Since 2001      Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                          Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                         Since 2004      Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                          client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                     Since 2004      Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                          client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                          Since 2001      Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                          Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                                 to August 2001) and Academic Director Master of Business Taxation
                                                        Program (June 1996 to August 2001) at the University of Southern
                                                        California Marshall School of Business.

Henry F. Gray                           Since 2000      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                          DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                    Since 1997      Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                          Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                     Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Christine W. Ho                         Since 2004      Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                          Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                            Since 2004      Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                          Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                  (September 1997 to August 2001).

Patrick Keating                         Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                          Canada Inc. Formerly, Director, President and Chief Executive Officer,
Date of Birth: 12/21/54                                 Assante Asset Management, Inc. (October 2000 to December 2002);
                                                        Director, Assante Capital Management (October 2000 to December 2002);
                                                        President and Chief Executive Officer, Assante Capital Management
                                                        (October 2000 to April 2001); Executive Vice President, Assante
                                                        Corporation (May 2001 to December 2002); Director, Assante Asset
                                                        Management Ltd. (September 1997 to December 2002); President and Chief
                                                        Executive Officer, Assante Asset Management Ltd. (September 1998 to
                                                        May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                      Since 2004      Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                          Portfolio Manager for Dimensional. Formerly, a trader at Lincoln
Date of Birth: 11/7/71                                  Capital Fixed Income Management (formerly Lincoln Capital Management
                                                        Company).

Heather H. Mathews                      Since 2004      Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                          Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student
Date of Birth: 12/12/69                                 at Harvard University (August 1998 to June 2000).

David M. New                            Since 2003      Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                          Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                   Associates (investment consulting firm) (December 2000 to June 2002);
                                                        and President, Kobe Investment Research (August 1999 to November
                                                        2000).

Catherine L. Newell                   Vice President    Vice President and Secretary of all the DFA Entities. Vice President
Vice President and Secretary            since 1997      and Assistant Secretary of DFA Australia Limited (since February 2002,
Date of Birth: 5/7/64                 and Secretary     April 1997 and May 2002, respectively). Vice President and Secretary
                                        since 2000      of Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                        Dimensional Funds plc (since January 2002). Formerly, Assistant
                                                        Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha                         Since 1993      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                          Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                      Since 2002      Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                          for Dimensional (June 2000 to April 2002). Formerly, Research
Date of Birth: 1/28/67                                  Scientist (August 1998 to June 2000), California Institute of
                                                        Technology.

Michael T. Scardina                     Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                         Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.,
Officer and Treasurer                                   and since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                 Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                        Funds, plc (January 2002).

David E. Schneider                      Since 2001      Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                          Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                       Since 2001      Vice President of all the DFA Entities. Director of Dimensional Fund
Vice President                                          Advisors, Ltd. Formerly, Vice President of DFA Australia Limited.
Santa Monica, CA                                        Formerly, Director of Dimensional Funds plc. Formerly, Managing
Date of Birth: 8/24/54                                  Principal, Payden & Rygel Investment Counsel (April 1998 to December
                                                        2000).

Jeanne C. Sinquefield, Ph.D.*           Since 1988      Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                        Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
Date of Birth: 12/2/46                                  Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                          Since 2004      Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                          Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                  Incorporated (July 1995 to June 2001).

Carl G. Snyder                          Since 2000      Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                          Manager of Dimensional. Formerly, Vice President of DFA Australia
Santa Monica, CA                                        Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                      Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                          institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                      Since 2004      Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                          Canada Inc. (since June 2003). Prior to April 2002, Regional Director
Date of Birth: 3/25/73                                  of Dimensional. Formerly, Vice President and General Manager of
                                                        Assante Global Advisors (July 2000 to April 2002); Vice President of
                                                        Assante Asset Management Inc. (March 2000 to July 2000); and Private
                                                        Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                        February 2002).

Karen E. Umland                         Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                          Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Santa Monica, CA                                        Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                        Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                          institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                    Since 1997      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                          Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                       Since 2001      Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                          Financial Advisors Services of Dimensional. Director of Dimensional
Santa Monica, CA                                        Fund Advisors Ltd. (since October 2003) and President of Dimensional
Date of Birth: 3/3/45                                   Fund Advisors Canada Inc. (since June 2003).

 (1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

   * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                          EMERGING MARKETS PORTFOLIO II


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2004

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
      Performance Chart                                                        1
      Management's Discussion and Analysis                                     2
      Disclosure of Fund Expenses                                              4
      Statement of Assets and Liabilities                                      5
      Statement of Operations                                                  6
      Statements of Changes in Net Assets                                      7
      Financial Highlights                                                     8
      Notes to Financial Statements                                            9
      Report of Independent Registered Certified Public Accounting Firm       12

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
      Performance Chart                                                       13
      Disclosure of Fund Expenses                                             14
      Disclosure of Portfolio Holdings                                        15
      Schedule of Investments                                                 16
      Statement of Assets and Liabilities                                     20
      Statement of Operations                                                 21
      Statements of Changes in Net Assets                                     22
      Financial Highlights                                                    23
      Notes to Financial Statements                                           24
      Report of Independent Registered Certified Public Accounting Firm       27

FUND MANAGEMENT                                                               28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   34

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
AUGUST 14, 1997-NOVEMBER 30, 2004

GROWTH 0F $10,000

                    EMERGING MARKETS PORTFOLIO II   MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
 8/14/1997                     $   10,000                             $   10,000
 8/30/1997                     $    8,806                             $   10,000
 9/30/1997                     $    9,174                             $   10,261
10/31/1997                     $    7,831                             $    8,569
11/30/1997                     $    7,463                             $    8,251
12/31/1997                     $    7,410                             $    8,431
 1/31/1998                     $    7,280                             $    7,763
 2/28/1998                     $    7,983                             $    8,569
 3/31/1998                     $    8,275                             $    8,912
 4/30/1998                     $    8,144                             $    8,798
 5/31/1998                     $    7,210                             $    7,565
 6/30/1998                     $    6,578                             $    6,756
 7/31/1998                     $    6,849                             $    6,946
 8/31/1998                     $    5,121                             $    4,912
 9/30/1998                     $    5,141                             $    5,210
10/31/1998                     $    5,985                             $    5,752
11/30/1998                     $    6,597                             $    6,224
12/31/1998                     $    6,791                             $    6,111
 1/31/1999                     $    6,638                             $    6,008
 2/28/1999                     $    6,709                             $    6,062
 3/31/1999                     $    7,319                             $    6,842
 4/30/1999                     $    8,650                             $    7,678
 5/31/1999                     $    8,660                             $    7,610
 6/30/1999                     $    9,493                             $    8,457
 7/31/1999                     $    9,351                             $    8,215
 8/31/1999                     $    9,320                             $    8,284
 9/30/1999                     $    9,026                             $    7,993
10/31/1999                     $    9,371                             $    8,156
11/30/1999                     $   10,246                             $    8,884
12/31/1999                     $   11,819                             $   10,003
 1/31/2000                     $   11,646                             $   10,043
 2/29/2000                     $   11,338                             $   10,172
 3/31/2000                     $   11,430                             $   10,206
 4/30/2000                     $   10,693                             $    9,224
 5/31/2000                     $   10,109                             $    8,823
 6/30/2000                     $   10,324                             $    9,105
 7/31/2000                     $    9,720                             $    8,626
 8/31/2000                     $    9,833                             $    8,656
 9/30/2000                     $    9,126                             $    7,889
10/31/2000                     $    8,552                             $    7,313
11/30/2000                     $    8,019                             $    6,670
12/31/2000                     $    8,445                             $    6,822
 1/31/2001                     $    9,322                             $    7,746
 2/28/2001                     $    8,476                             $    7,134
 3/31/2001                     $    7,620                             $    6,400
 4/30/2001                     $    7,961                             $    6,698
 5/31/2001                     $    8,023                             $    6,756
 6/30/2001                     $    7,847                             $    6,599
 7/31/2001                     $    7,569                             $    6,166
 8/31/2001                     $    7,640                             $    6,094
 9/30/2001                     $    6,383                             $    5,138
10/31/2001                     $    6,569                             $    5,454
11/30/2001                     $    7,301                             $    6,018
12/31/2001                     $    7,863                             $    6,487
 1/31/2002                     $    8,313                             $    6,698
 2/28/2002                     $    8,198                             $    6,801
 3/31/2002                     $    8,554                             $    7,182
 4/30/2002                     $    8,638                             $    7,211
 5/31/2002                     $    8,418                             $    7,077
 6/30/2002                     $    7,770                             $    6,535
 7/31/2002                     $    7,393                             $    6,021
 8/31/2002                     $    7,414                             $    6,109
 9/30/2002                     $    6,630                             $    5,438
10/31/2002                     $    6,901                             $    5,787
11/30/2002                     $    7,435                             $    6,179
12/31/2002                     $    7,135                             $    5,969
 1/31/2003                     $    7,125                             $    5,935
 2/28/2003                     $    7,008                             $    5,748
 3/31/2003                     $    6,891                             $    5,564
 4/30/2003                     $    7,837                             $    6,032
 5/31/2003                     $    8,411                             $    6,446
 6/30/2003                     $    8,741                             $    6,799
 7/31/2003                     $    8,922                             $    7,206
 8/31/2003                     $    9,326                             $    7,674
 9/30/2003                     $    9,751                             $    7,717
10/31/2003                     $   10,496                             $    8,360
11/30/2003                     $   10,400                             $    8,446
12/31/2003                     $   11,498                             $    9,048
 1/31/2004                     $   11,725                             $    9,343
 2/29/2004                     $   12,243                             $    9,762
 3/31/2004                     $   12,330                             $    9,851
 4/30/2004                     $   11,541                             $    9,018
 5/31/2004                     $   11,400                             $    8,813
 6/30/2004                     $   11,595                             $    8,832
 7/31/2004                     $   11,584                             $    8,647
 8/31/2004                     $   11,908                             $    8,986
 9/30/2004                     $   12,589                             $    9,485
10/31/2004                     $   12,946                             $    9,692
11/30/2004                     $   14,080                             $   10,584

AVERAGE ANNUAL             ONE        FIVE        FROM
TOTAL RETURN               YEAR       YEARS     8/14/1997
---------------------------------------------------------
                          35.39%      6.46%       4.80%

Past performance is not predictive of future performance.

The returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

Prior to April 2002, the returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                     LOCAL
                                                   CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                       RETURN        RETURN
-----------------------------                      --------     -----------
United Kingdom (net dividends)                       12.03%        24.51%
Japan (net dividends)                                10.69%        17.86%
France                                               12.62%        24.86%
Switzerland                                           5.03%        19.32%
Germany                                              11.22%        23.29%
Netherlands                                           6.65%        18.21%
Australia                                            28.04%        37.29%
Italy                                                17.28%        30.03%
Spain                                                23.45%        36.88%
Sweden                                               29.85%        45.79%

Gross returns unless otherwise noted.

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                          32.17%
Citigroup EPAC Extended Market Index (small companies)             30.10%
MSCI EAFE Value Index (net dividends)                              29.32%
MSCI EAFE Index (net dividends)                                    24.19%
MSCI EAFE Growth Index (net dividends)                             19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                   TOTAL
                                                                  RETURNS
COUNTRY                                                          (U.S. $)
-------                                                         ----------
Brazil                                                            34.91%
Argentina                                                         25.55%
Thailand                                                           2.99%
Chile                                                             31.00%
Indonesia                                                         49.70%
Hungary                                                           84.84%
Israel                                                            14.51%
Poland                                                            63.81%
Taiwan                                                             7.55%
Mexico                                                            43.28%
Malaysia                                                          17.71%
Philippines                                                       38.36%
Turkey                                                            57.65%
South Korea                                                       26.73%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

EMERGING MARKETS PORTFOLIO II

     The Emerging Markets Portfolio II seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Portfolio held 537 stocks in 16 countries.

     Through March 2004, allocations reflect a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, the Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in the Master Fund were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2004, the Master Fund essentially was fully invested in equities: cash equivalents averaged less than 1.10% of the Master Fund's assets. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets outperformed developed-country stocks. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 28.48% for the MSCI Emerging Markets Free Index (net dividends), and 35.39% for the Emerging Markets Portfolio II. Relative to the MSCI Emerging Markets Free Index, superior performance of the Portfolio was primarily due to differences in country weights. The Portfolio had greater exposure to certain countries outperforming the MSCI Emerging Markets Free Index - Hungary, Indonesia, Poland, and Turkey - and lesser or zero exposure to countries underperforming the Index - China, Russia, South Korea, and Taiwan. As an example, compounded return for the Turkish component of the MSCI Emerging Markets Free Index was 63.6% for the year ended November 30, 2004, and average Portfolio weight was 8% for the Portfolio compared to 2% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     - To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                             BEGINNING       ENDING                      EXPENSES
                                              ACCOUNT        ACCOUNT      ANNUALIZED       PAID
                                               VALUE          VALUE         EXPENSE       DURING
EMERGING MARKETS PORTFOLIO II                 6/1/04        11/30/04         RATIO        PERIOD*
-----------------------------              ------------   ------------    ----------     ---------
Actual Fund Return                         $   1,000.00   $   1,235.10       0.49%       $    2.74
Hypothetical 5% Return                     $   1,000.00   $   1,022.55       0.49%       $    2.48

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company
   (Cost $15,543) at Value+                                                        $    22,778
Receivable for Fund Shares Sold                                                            118
Prepaid Expenses and Other Assets                                                            6
                                                                                   -----------
      Total Assets                                                                      22,902
                                                                                   -----------
LIABILITIES:
Payable for Investment Securities Purchased                                                118
Accrued Expenses and Other Liabilities                                                       6
                                                                                   -----------
      Total Liabilities                                                                    124
                                                                                   -----------
NET ASSETS                                                                         $    22,778
                                                                                   ===========

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                          1,747,792
                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $     13.03
                                                                                   ===========

NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $    18,462
Accumulated Net Investment Income (Loss)                                                   306
Accumulated Net Realized Gain (Loss)                                                    (3,102)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                      (30)
Deferred Thailand Capital Gains Tax                                                        (94)
Unrealized Appreciation (Depreciation) from Investment Securities and
   Foreign Currency Transactions                                                         7,235
Unrealized Net Foreign Exchange Gain (Loss)                                                  1
                                                                                   -----------
      Total Net Assets                                                             $    22,778
                                                                                   ===========

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $77)                                $       501
   Interest                                                                                  3
   Expenses Allocated from Master Funds                                                    (53)
                                                                                   -----------
          Total Investment Income                                                          451
                                                                                   -----------
EXPENSES
   Administrative Services                                                                  68
   Accounting & Transfer Agent Fees                                                          1
   Legal Fees                                                                                2
   Filing Fees                                                                              24
   Shareholders' Reports                                                                     9
   Other                                                                                     1
                                                                                   -----------
          Total Expenses                                                                   105
          Fees Waived, Expenses Reimbursed, and/or Previously
          Waived Fees Recovered by Advisor (Note C)                                        (68)
                                                                                   -----------
          Net Expenses                                                                      37
                                                                                   -----------
   NET INVESTMENT INCOME (LOSS)                                                            414
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                   12
   Net Realized Gain (Loss) on Foreign Currency Transactions                               (30)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                         4,948
      Translation of Foreign Currency Denominated Amounts                                    1
   Deferred Thailand Capital Gains Tax                                                     (21)
                                                                                   -----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                         4,910
                                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $     5,324
                                                                                   ===========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                     YEAR            YEAR
                                                                                     ENDED           ENDED
                                                                                    NOV. 30,        NOV. 30,
                                                                                      2004            2003
                                                                                   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $       414    $       219
   Net Realized Gain (Loss) on Investment Securities Sold                                   12           (231)
   Net Realized Gain (Loss) on Foreign Currency Transactions                               (30)            (7)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                         4,948          3,863
      Translation of Foreign Currency Denominated Amounts                                    1             --
   Deferred Thailand Capital Gains Tax                                                     (21)           (48)
                                                                                   -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations                5,324          3,796
                                                                                   -----------    -----------
Distributions From:
   Net Investment Income                                                                  (229)          (147)
                                                                                   -----------    -----------
          Total Distributions                                                             (229)          (147)
                                                                                   -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                                                        12,283         28,385
   Shares Issued in Lieu of Cash Distributions                                             229            147
   Shares Redeemed                                                                      (8,101)       (28,120)
                                                                                   -----------    -----------
          Net Increase (Decrease) from Capital Share Transactions                        4,411            412
                                                                                   -----------    -----------
          Total Increase (Decrease)                                                      9,506          4,061

NET ASSETS
   Beginning of Period                                                                  13,272          9,211
                                                                                   -----------    -----------
   End of Period                                                                   $    22,778    $    13,272
                                                                                   ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                      1,111          3,573
      Shares Issued in Lieu of Cash Distributions                                           22             21
      Shares Redeemed                                                                     (742)        (3,533)
                                                                                   -----------    -----------
                                                                                           391             61
                                                                                   ===========    ===========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       YEAR           YEAR          YEAR           YEAR            YEAR
                                                       ENDED          ENDED         ENDED          ENDED           ENDED
                                                      NOV. 30,       NOV. 30,      NOV. 30,       NOV. 30,        NOV. 30,
                                                        2004           2003          2002           2001            2000
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period                 $     9.78     $     7.11     $     7.08     $     7.83     $    10.08
                                                     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                            0.24           0.16           0.09           0.10           0.09
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                      3.18           2.63           0.04          (0.79)         (2.26)
                                                     ----------     ----------     ----------     ----------     ----------
      Total from Investment Operations                     3.42           2.79           0.13          (0.69)         (2.17)
                                                     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Net Investment Income                                  (0.17)         (0.12)         (0.10)         (0.06)         (0.08)
   Net Realized Gains                                        --             --             --             --             --
                                                     ----------     ----------     ----------     ----------     ----------
      Total Distributions                                 (0.17)         (0.12)         (0.10)         (0.06)         (0.08)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                       $    13.03     $     9.78     $     7.11     $     7.08     $     7.83
                                                     ==========     ==========     ==========     ==========     ==========

Total Return                                              35.39%         39.88%          1.83%         (8.96)%       (21.73)%

Net Assets, End of Period (thousands)                $   22,778     $   13,272     $    9,211     $    9,568     $   10,465
Ratio of Expenses to Average Net Assets (1)                0.53%          0.58%          0.65%          0.93%          0.82%(a)
Ratio of Expenses to Average Net Assets
   (excluding waivers, and/or recovery
   of previously waived fees assumption
   of expenses) (1)                                        0.93%          0.98%          1.05%          1.33%          1.22%(a)
Ratio of Net Investment Income to Average
   Net Assets                                              2.43%          2.09%          1.34%          1.49%          0.98%
Portfolio Turnover Rate                                     N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series                 2%             1%             8%             6%            12%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The Emerging Markets Series (the "Series" or the "Master Fund"), a series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 2% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $278.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     The Advisor has agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio's average net assets. This expense waiver will remain in effect for a period of one year from April 1,

2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     In addition, each sponsor of a benefit plan which invested in the Portfolio had agreed to make a voluntary monthly contributions prior to January 1, 2001 to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio related to the benefit plan's investment. Such contributions were made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and were recorded as additions to capital.

     Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                            INCREASE              INCREASE
                           (DECREASE)            (DECREASE)
                           ACCUMULATED          UNDISTRIBUTED
                          NET REALIZED          NET INVESTMENT
                              GAIN                 INCOME
                          ------------          --------------
                              $ 30                 $  (30)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                        ORDINARY INCOME
                                        AND SHORT-TERM      LONG-TERM
                                         CAPITAL GAINS    CAPITAL GAINS    TOTAL
                                        ---------------   -------------    -----
     2004                                    $ 229              --         $ 229
     2003                                      147              --           147

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

             UNDISTRIBUTED         CAPITAL             TOTAL NET
             NET INVESTMENT         LOSS         DISTRIBUTABLE EARNINGS
                 INCOME         CARRYFORWARDS     (ACCUMULATED LOSSES)
             --------------     -------------    ----------------------
                 $ 365            $ (3,024)             $ (2,659)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of $3,024,000, of which $1,478,000, $592,000, $669,000 and $285,000 will expire on November 30, 2007, November 30, 2009, November 30, 2010 and November 30, 2011, respectively.

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $12,000.

     Certain of the investments held by the Portfolio are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2004, the Portfolio had unrealized appreciation (depreciation) (mark to market) of $88,857 and $8,775 of net realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                             NET
                                                          UNREALIZED
                 FEDERAL    UNREALIZED    UNREALIZED     APPRECIATION/
                TAX COST   APPRECIATION  DEPRECIATION   (DEPRECIATION)
                --------   ------------  ------------   --------------
                $ 15,708      $ 7,068         --           $ 7,068

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no outstanding borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for it's particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF EMERGING MARKETS PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                      THE EMERGING MARKETS SERIES     MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
11/30/1994                     $    9,850                             $   10,000
12/31/1994                     $    9,140                             $    9,190
 1/31/1995                     $    8,291                             $    8,207
 2/28/1995                     $    8,248                             $    7,988
 3/31/1995                     $    8,611                             $    8,020
 4/30/1995                     $    9,036                             $    8,364
 5/31/1995                     $    9,677                             $    8,787
 6/30/1995                     $    9,737                             $    8,795
 7/31/1995                     $   10,127                             $    8,978
 8/31/1995                     $    9,746                             $    8,755
 9/30/1995                     $    9,564                             $    8,702
10/31/1995                     $    9,244                             $    8,360
11/30/1995                     $    9,205                             $    8,204
12/31/1995                     $    9,484                             $    8,552
 1/31/1996                     $   10,507                             $    9,151
 2/29/1996                     $   10,288                             $    8,991
 3/31/1996                     $   10,376                             $    9,044
 4/30/1996                     $   10,674                             $    9,374
 5/31/1996                     $   10,674                             $    9,309
 6/30/1996                     $   10,761                             $    9,347
 7/31/1996                     $    9,842                             $    8,692
 8/31/1996                     $   10,122                             $    8,901
 9/30/1996                     $   10,340                             $    8,966
10/31/1996                     $   10,113                             $    8,721
11/30/1996                     $   10,472                             $    8,856
12/31/1996                     $   10,612                             $    8,885
 1/31/1997                     $   11,697                             $    9,483
 2/28/1997                     $   11,845                             $    9,882
 3/31/1997                     $   11,512                             $    9,599
 4/30/1997                     $   11,066                             $    9,582
 5/31/1997                     $   11,617                             $    9,830
 6/30/1997                     $   12,098                             $   10,336
 7/31/1997                     $   12,115                             $   10,469
 8/31/1997                     $   10,348                             $    9,125
 9/30/1997                     $   10,777                             $    9,363
10/31/1997                     $    9,185                             $    7,819
11/30/1997                     $    8,704                             $    7,529
12/31/1997                     $    8,634                             $    7,693
 1/31/1998                     $    8,477                             $    7,084
 2/28/1998                     $    9,308                             $    7,819
 3/31/1998                     $    9,632                             $    8,132
 4/30/1998                     $    9,483                             $    8,028
 5/31/1998                     $    8,390                             $    6,903
 6/30/1998                     $    7,647                             $    6,165
 7/31/1998                     $    7,962                             $    6,338
 8/31/1998                     $    5,950                             $    4,482
 9/30/1998                     $    5,959                             $    4,754
10/31/1998                     $    6,930                             $    5,249
11/30/1998                     $    7,630                             $    5,679
12/31/1998                     $    7,849                             $    5,576
 1/31/1999                     $    7,656                             $    5,482
 2/28/1999                     $    7,735                             $    5,531
 3/31/1999                     $    8,435                             $    6,243
 4/30/1999                     $    9,940                             $    7,006
 5/31/1999                     $    9,931                             $    6,944
 6/30/1999                     $   10,903                             $    7,717
 7/31/1999                     $   10,737                             $    7,496
 8/31/1999                     $   10,693                             $    7,559
 9/30/1999                     $   10,343                             $    7,293
10/31/1999                     $   10,745                             $    7,442
11/30/1999                     $   11,734                             $    8,107
12/31/1999                     $   13,519                             $    9,127
 1/31/2000                     $   13,309                             $    9,164
 2/29/2000                     $   12,959                             $    9,282
 3/31/2000                     $   13,038                             $    9,313
 4/30/2000                     $   12,199                             $    8,417
 5/31/2000                     $   11,525                             $    8,051
 6/30/2000                     $   11,762                             $    8,308
 7/31/2000                     $   11,070                             $    7,871
 8/31/2000                     $   11,193                             $    7,899
 9/30/2000                     $   10,388                             $    7,199
10/31/2000                     $    9,732                             $    6,673
11/30/2000                     $    9,119                             $    6,086
12/31/2000                     $    9,609                             $    6,225
 1/31/2001                     $   10,598                             $    7,068
 2/28/2001                     $    9,644                             $    6,509
 3/31/2001                     $    8,690                             $    5,840
 4/30/2001                     $    9,075                             $    6,112
 5/31/2001                     $    9,137                             $    6,165
 6/30/2001                     $    8,944                             $    6,022
 7/31/2001                     $    8,638                             $    5,626
 8/31/2001                     $    8,717                             $    5,561
 9/30/2001                     $    7,290                             $    4,688
10/31/2001                     $    7,509                             $    4,977
11/30/2001                     $    8,340                             $    5,491
12/31/2001                     $    8,987                             $    5,919
 1/31/2002                     $    9,486                             $    6,112
 2/28/2002                     $    9,363                             $    6,206
 3/31/2002                     $    9,766                             $    6,554
 4/30/2002                     $    9,872                             $    6,580
 5/31/2002                     $    9,618                             $    6,458
 6/30/2002                     $    8,892                             $    5,963
 7/31/2002                     $    8,463                             $    5,494
 8/31/2002                     $    8,489                             $    5,574
 9/30/2002                     $    7,596                             $    4,962
10/31/2002                     $    7,912                             $    5,281
11/30/2002                     $    8,515                             $    5,639
12/31/2002                     $    8,174                             $    5,447
 1/31/2003                     $    8,165                             $    5,416
 2/28/2003                     $    8,042                             $    5,245
 3/31/2003                     $    7,911                             $    5,077
 4/30/2003                     $    8,979                             $    5,504
 5/31/2003                     $    9,636                             $    5,882
 6/30/2003                     $   10,012                             $    6,204
 7/31/2003                     $   10,214                             $    6,575
 8/31/2003                     $   10,677                             $    7,002
 9/30/2003                     $   11,159                             $    7,041
10/31/2003                     $   12,008                             $    7,628
11/30/2003                     $   11,894                             $    7,707
12/31/2003                     $   13,146                             $    8,256
 1/31/2004                     $   13,399                             $    8,525
 2/29/2004                     $   13,994                             $    8,908
 3/31/2004                     $   14,091                             $    8,989
 4/30/2004                     $   13,198                             $    8,229
 5/31/2004                     $   13,049                             $    8,041
 6/30/2004                     $   13,286                             $    8,059
 7/31/2004                     $   13,277                             $    7,890
 8/31/2004                     $   13,644                             $    8,200
 9/30/2004                     $   14,415                             $    8,655
10/31/2004                     $   14,817                             $    8,843
11/30/2004                     $   16,112                             $    9,658

AVERAGE ANNUAL             ONE        FIVE         TEN
TOTAL RETURN              YEAR        YEARS       YEARS
-------------------------------------------------------
                          35.47%      6.43%       4.88%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                             BEGINNING       ENDING                     EXPENSES
                                              ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                               VALUE         VALUE        EXPENSE        DURING
THE EMERGING MARKETS SERIES                   6/01/04       11/30/04       RATIO         PERIOD*
---------------------------                ------------   ------------   ----------   ------------
Actual Fund Return                         $   1,000.00   $   1,234.70      0.30%     $       1.68
Hypothetical 5% Return                     $   1,000.00   $   1,023.50      0.30%     $       1.52

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                           THE EMERGING MARKETS SERIES

Financials                                                                  25.6%
Telecommunication Service                                                   17.4
Materials                                                                   16.6
Consumer Staples                                                            10.5
Consumer Discretionary                                                       7.4
Information Technology                                                       7.1
Industrials                                                                  6.1
Utilities                                                                    4.0
Energy                                                                       3.1
Health Care                                                                  2.2
                                                                           -----
                                                                           100.0%
                                                                           =====

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   SOUTH AFRICA -- (11.1%)
   COMMON STOCKS -- (11.1%)
            ABSA Group, Ltd.                                                                     480,421   $        5,831,955
            African Oxygen, Ltd.                                                                 293,197            1,162,348
            Amalgamated Beverage Industries, Ltd.                                                 97,702            1,536,131
            Anglo American Platinum Corp., Ltd.                                                  210,559            7,712,550
            Anglo American PLC                                                                   667,281           15,937,778
            Anglogold, Ltd.                                                                      222,894            8,928,836
        *   Anglovaal Mining, Ltd.                                                                93,775              476,090
            AVI, Ltd.                                                                            178,834              740,400
            Barloworld, Ltd.                                                                     117,583            1,991,299
            Bidvest Group, Ltd.                                                                  197,103            2,565,102
        *   Dimension Data Holdings PLC                                                          246,926              161,145
        *   Discovery Holdings, Ltd.                                                             299,059              959,173
            Edgars Consolidated Stores, Ltd.                                                      39,111            1,921,164
            Firstrand, Ltd.                                                                    4,491,809           10,130,981
            Gold Fields, Ltd.                                                                    306,889            4,240,209
            Harmony Gold Mining Co., Ltd.                                                        200,055            2,072,705
            Impala Platinum Holdings, Ltd.                                                        35,459            3,030,461
            Imperial Holdings, Ltd.                                                              122,567            2,157,872
            Investec, Ltd.                                                                        23,111              658,184
            Iscor, Ltd.                                                                          379,417            4,257,576
            JD Group, Ltd.                                                                        87,800              981,918
            Kumba Resources, Ltd.                                                                 15,092              123,420
            Liberty Group, Ltd.                                                                  216,712            2,383,738
        *   Massmart Holdings, Ltd.                                                              105,794              934,346
            MTN Group, Ltd.                                                                    1,045,719            7,304,273
            Nampak, Ltd.                                                                         354,006              914,649
            Naspers, Ltd. Series N                                                               166,481            1,867,251
            Nedcor, Ltd.                                                                         333,048            4,336,670
        *   Network Healthcare Holdings, Ltd.                                                  1,152,562            1,032,173
            Old Mutual PLC                                                                     1,956,729            4,841,598
            Pick'n Pay Stores, Ltd.                                                              440,827            1,787,023
            Pretoria Portland Cement Co., Ltd.                                                    49,951            2,069,569
            Sanlam, Ltd.                                                                       1,467,709            3,065,902
            Sappi, Ltd.                                                                          131,990            1,762,411
            Standard Bank Group, Ltd.                                                            634,566            6,608,059
            Steinhoff International Holdings, Ltd.                                               745,364            1,530,546
            Telkom SA, Ltd.                                                                      500,646            8,563,415
            Tiger Brands, Ltd.                                                                    85,239            1,469,237
        *   Woolworths Holdings, Ltd.                                                            523,255              952,986
                                                                                                           ------------------

   TOTAL -- SOUTH AFRICA
     (Cost $96,979,478)                                                                                           129,001,143
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (11.1%)

   PREFERRED STOCKS -- (9.7%)
            Ambev Cia de Bebidas das Americas                                                 12,453,835            3,218,767
            Aracruz Celulose SA Series B                                                         711,999            2,654,290
            Banci Itau Holding Financeira SA                                                      75,900            9,877,883
            Banco Bradesco SA                                                                    120,418            7,880,296
            Brasil Telecom Participacoes SA                                                  230,843,872            1,714,355
            Brasil Telecom SA                                                                626,730,875            3,050,705
            Brasileira de Distribuicao Pao de Acucar                                          58,650,000            1,438,219
        *   Braskem SA                                                                        81,400,000            3,543,294
            Cemig Cia Ene                                                                     96,800,000            2,242,059
        *   Companhia Siderurgica Paulista                                                        65,000               27,721
            Compania Paranaense de Energia Series B                                          100,000,000              460,294
            Embraer Empresa Brasileira de Aeronautica                                            717,421            5,037,772
            Embratel Participacoes SA                                                        143,582,922              335,731
        *   Empresa Nasional de Comercio Redito e Participacoes SA                               480,000                1,500
            Gerdau SA                                                                            302,604            5,446,872
            Investimentos Itau SA                                                              3,300,893            5,157,645
            Klabin SA                                                                            682,875            1,205,073
        *   Lojas Renner SA                                                                      800,000                9,559
            Metalurgica Gerdau SA                                                                 65,900            1,550,830
            Siderurgica Belgo-Mineira                                                          9,240,000            4,738,897
            Siderurgica de Tubarao Sid Tubarao                                                58,620,000            3,060,309
            Siderurgica Paulista Casipa Series B                                                     325                5,741
            Suzano Bahia Sul Papel e Celullose SA                                                143,545              646,480
            Tele Centro Oeste Celular Participacoes SA                                       230,447,518              773,524
            Tele Norte Leste Participacoes SA                                                    180,034            2,763,390
            Telemar Norte Leste SA                                                               225,100            5,260,057
        *   Telesp Celular Participacoes                                                   1,404,441,089            3,691,821
            Telesp Participacoes SA                                                          577,200,000           10,313,206
            Telesudeste Celular Participacoes SA                                              81,000,000              181,654
            Unibanco-Uniao de Bancos Brasileiros SA                                               20,000               48,456
            Unibanco-Uniao de Bancos Brasileiros SA                                              513,130            2,839,194
            Usinas Siderurgicas de Minas Gerais SA                                               178,839            3,612,942
            Vale do Rio Doce Series A                                                            819,580           16,873,706
            Vale do Rio Doce Series B                                                             81,160                    0
            Votorantim Celulose e Papel SA                                                    14,267,325            1,075,347
            Weg SA                                                                               489,800            1,269,518
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $67,635,358)                                                                                           112,007,107
                                                                                                           ------------------

   COMMON STOCKS -- (1.4%)
            Ambev Cia de Bebidas das Americas                                                  5,420,000            2,704,022
            Brasil Telecom Participacoes SA                                                   59,520,574              566,758
            Companhia Siderurgica Nacional                                                       241,404            4,597,326
            Cpfl Geracao Energia SA                                                            3,140,000                8,081
        *   Embratel Participacoes                                                            57,550,000              327,316
            Petroquimica do Sul Copesul                                                        5,276,000              620,706
            Souza Cruz Industria e Comercio                                                      461,300            5,884,967
            Tele Centro Oeste Celular Participacoes SA                                        59,246,130              271,182
        *   Tele Norte Celular Participacoes                                                  57,624,254               13,982
            Tele Norte Leste Participacoes SA                                                     59,254              925,844

        *   Tele Sudeste Celular Participacoes SA                                              3,072,951                5,649
            Tractebel Energia SA                                                              96,601,189              332,500
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $9,281,143)                                                                                             16,258,333
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telesp Celular Participacoes SA Preferred Rights 12/17/04                        479,859,123              372,244
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BRAZIL
     (Cost $76,916,501)                                                                                           128,637,684
                                                                                                           ------------------

   SOUTH KOREA -- (10.9%)
   COMMON STOCKS -- (10.9%)
            Amorepacific Corp.                                                                     4,120              797,087
            CJ Corp.                                                                               8,690              575,263
            Daegu Bank Co., Ltd.                                                                  40,830              283,494
            Daelim Industrial Co., Ltd.                                                           14,090              647,094
            Daewoo Engineering & Construction Co., Ltd.                                          208,740            1,103,748
        *   Daewoo Heavy Industries & Machinery, Ltd.                                             91,180              775,652
        *   Daewoo Securities Co., Ltd.                                                           56,445              184,861
            Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                   108,840            1,604,210
            Daishin Securities Co., Ltd.                                                           5,340               65,473
            Dongkuk Steel Mill Co., Ltd.                                                          14,670              269,181
            Doosan Heavy Industries & Construction Co., Ltd.                                      18,360              236,420
        *   GS Holdings Corp.                                                                     42,945              923,614
            Halla Climate Control Corp.                                                           41,670              390,891
            Hanjin Shipping Co., Ltd.                                                             31,470              723,077
            Hankook Tire Manufacturing Co., Ltd.                                                  61,950              624,777
            Hanwha Chemical Corp.                                                                 32,000              311,500
            Hite Brewery Co., Ltd.                                                                10,890              880,635
            Hyundai Development Co.                                                               27,930              456,227
            Hyundai Heavy Industries Co., Ltd.                                                    36,910            1,054,469
        *   Hyundai Merchant Marine Co., Ltd.                                                     58,140              888,967
            Hyundai Mobis                                                                         39,820            2,362,812
            Hyundai Motor Co., Ltd.                                                               95,919            4,707,393
        *   Hyundai Securities Co., Ltd.                                                          61,090              244,731
            INI Steel Co., Ltd.                                                                   38,220              500,986
        *   Kangwon Land, Inc.                                                                   122,360            1,618,769
            Kia Motors Corp.                                                                     217,640            2,068,476
        *   Kookmin Bank                                                                         139,085            5,251,839
            Korea Electric Power Corp.                                                           401,210            9,981,231
        *   Korea Exchange Bank                                                                  412,800            3,102,899
            Korea Gas                                                                             56,390            1,850,052
        *   Korean Air Co., Ltd.                                                                  35,500              621,519
            KT Corp.                                                                             162,170            6,523,746
            KT&G Corp.                                                                            94,990            3,022,222
            Kumgang Korea Chemical Co., Ltd.                                                       5,120              587,700
        *   LG Card Co., Ltd.                                                                    169,320            2,415,167
            LG Chemical Investment, Ltd.                                                         107,005            1,634,257
            LG Chemical, Ltd.                                                                     28,206            1,166,244
            LG Electronics, Inc.                                                                  66,080            3,965,827

            LG Engineering & Construction Corp.                                                   18,870              489,113
        *   LG Investment & Securities Co., Ltd.                                                  40,060              289,723
            LG Petrochemical Co., Ltd.                                                            18,420              459,439
            Lotte Chilsung Beverage Co., Ltd.                                                        400              310,091
        *   NCsoft Corp.                                                                           8,770              793,028
            Nong Shim Co., Ltd.                                                                    2,550              544,395
            POSCO                                                                                 35,010            6,539,733
            Pusan Bank                                                                            50,610              391,019
            S1 Corp.                                                                              17,658              571,414
            Samsung Corp.                                                                         48,410              702,892
        *   Samsung Electro-Mechanics Co., Ltd.                                                   32,707              847,291
            Samsung Electronics Co., Ltd.                                                         51,538           21,236,622
            Samsung Fire and Marine Insurance, Ltd.                                               21,719            1,623,959
            Samsung Heavy Industries Co., Ltd.                                                    85,610              481,057
            Samsung SDI Co., Ltd.                                                                 20,352            2,076,781
            Samsung Securities Co., Ltd.                                                          22,530              424,746
        *   Samsung Techwin Co., Ltd.                                                             28,000              203,431
        *   Seoul Bank                                                                            90,420            2,396,319
            Shinhan Financial Group Co., Ltd.                                                    151,242            3,162,538
            Shinsegae Co., Ltd.                                                                    6,450            1,815,351
            SK Corp., Ltd.                                                                        56,884            3,577,878
            SK Telecom Co., Ltd.                                                                  45,435            8,519,611
            S-Oil Corp.                                                                           75,660            4,748,066
        *   Ssangyong Motor Co.                                                                   45,930              281,478
                                                                                                           ------------------

   TOTAL -- SOUTH KOREA
     (Cost $74,443,776)                                                                                           126,908,485
                                                                                                           ------------------

   MEXICO -- (10.4%)
   COMMON STOCKS -- (10.4%)
            Alfa S.A. de C.V. Series A                                                           614,990            3,045,712
            America Movil S.A. de C.V. Series L                                                7,988,600           18,614,628
        *   America Telecom S.A. de C.V. Series A                                              4,184,776           10,399,737
        *   Carso Global Telecom S.A. de C.V. Telecom Series A1                                3,141,271            4,980,482
            Cementos de Mexico S.A. de C.V. Series B                                           1,327,717            8,562,292
            Coca-Cola Femsa S.A. de C.V. Series L                                              1,310,600            2,861,274
        *   Consorcio Ara S.A.                                                                   157,500              463,658
            Controladora Comercial Mexicana S.A. de C.V. Series B                                633,700              710,085

        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                       75,000              203,086
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,107                  148
            Corporativo Fragua S.A. de C.V. Series B                                                  21                   75
        *   Desc S.A. de C.V. Series B                                                           619,841              167,842
            El Puerto de Liverpool S.A. Series C1                                                339,500              538,277
            Embotelladora Arca SA de CV , Mexico                                                 466,500              868,448
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                      623,700              222,775
            Empresas la Moderna S.A. de C.V. Series A                                            120,000               12,613
            Fomento Economico Mexicano Series B & D                                              554,000            2,640,527
            Gruma S.A. de C.V. Series B                                                           90,406              189,078
            Grupo Carso S.A. de C.V. Series A-1                                                  981,109            4,797,727
            Grupo Continental S.A.                                                               358,600              587,725
            Grupo Elektra S.A. de C.V.                                                           127,000            1,195,707

            Grupo Financiero del Norte S.A. Series C                                             549,084            3,081,238
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  22,746                6,078
            Grupo Financiero Inbursa S.A. de C.V. Series O                                     2,822,959            5,277,922
        *   Grupo Gigante S.A. de C.V. Series B                                                  117,282               81,484
            Grupo Industrial Bimbo S.A. de C.V. Series A                                       1,377,300            3,313,592
            Grupo Industrial Maseca S.A. de C.V. Series B                                        229,000              110,148
            Grupo Modelo S.A. de C.V. Series C                                                 2,090,400            5,479,811
        *   Grupo Nutrisa S.A. de C.V.                                                               129                   46
        *   Grupo Qumma S.A. de C.V. Series B                                                      1,591                   25
            Grupo Televisa S.A. (Certificate Representing Series A, Series D &
              Series L)                                                                        1,623,900            5,043,792
        *   Grupo Tribasa S.A. de C.V.                                                             2,120                    0
        *   Hylsamex S.A. de C.V. Series B                                                       153,914              449,674
            Industrias Penoles S.A. de C.V.                                                      247,800            1,291,229
            Kimberly Clark de Mexico S.A. de C.V. Series A                                       749,800            2,504,509
        *   Nueva Grupo Mexico S.A. de C.V. Series B                                             776,727            3,753,307
            Organizacion Soriana S.A. de C.V. Series B                                           654,600            2,250,657
            Telefonos de Mexico S.A. Series A                                                    100,000              175,117
            Telefonos de Mexico S.A. Series L                                                  6,971,000           12,170,183
            TV Azteca S.A. de C.V. Series A                                                    1,832,100            1,236,985
        *   US Commercial Corp. S.A. de C.V.                                                     223,000               94,152
            Vitro S.A.                                                                           121,600              112,645
            Wal-Mart de Mexico S.A. de C.V. Series V                                           3,999,535           13,715,643
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $81,116,490)                                                                                           121,210,133
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                               15,482
                                                                                                           ------------------
   (Cost $15,009)
   TOTAL -- MEXICO
     (Cost $81,131,499)                                                                                           121,225,615
                                                                                                           ------------------

   TAIWAN -- (10.3%)
   COMMON STOCKS -- (10.3%)
        *   Accton Technology Corp.                                                               99,296               40,032
            Acer, Inc.                                                                           859,883            1,309,553
        *   Advanced Semiconductor Engineering, Inc.                                           1,794,396            1,322,715
            Advantech Co., Ltd.                                                                   96,254              220,265
            Amtran Technology Co., Ltd.                                                           72,887               29,375
        *   Arima Computer Corp.                                                                 178,800               52,182
            Asia Cement Corp.                                                                    830,750              544,459
        *   Askey Computer Co., Ltd.                                                              63,811               32,892
            Asustek Computer, Inc.                                                             1,152,062            2,651,836
            Au Optronics Corp.                                                                 2,194,487            2,863,460
            Benq Corp.                                                                           998,160            1,031,790
            Catcher Co., Ltd.                                                                     45,600              135,022
            Cathay Financial Holdings Co., Ltd.                                                3,854,529            7,391,350
            Cathay Real Estate Development Co., Ltd.                                             447,213              241,726
        *   Chang Hwa Commercial Bank                                                          2,102,796            1,306,008
            Cheng Shin Rubber Industry Co., Ltd.                                                 404,437              501,228
            Cheng Uei Precision Industry Co., Ltd.                                                43,136               82,400

            Chi Mei Optoelectronic Corp.                                                       2,006,177            2,494,148
            Chicony Electronics Co., Ltd.                                                         96,288               87,819
            China Airlines                                                                       829,157              474,329
        *   China Development Financial Holdong Co., Inc.                                      5,111,000            2,478,819
            China Motor Co., Ltd.                                                                621,628              685,984
            China Steel Corp.                                                                  4,855,753            5,338,583
            Chinatrust Financial Holdings Co., Ltd.                                            2,427,473            2,767,333
        *   Chungwa Picture Tubes Co., Ltd.                                                    2,978,298            1,242,047
            CMC Magnetics Corp.                                                                1,356,400              634,620
            Compal Electronics                                                                 1,452,372            1,386,643
        *   Compeq Manufacturing Co., Ltd.                                                       131,300               46,564
        *   Cosmos Bank Taiwan                                                                   478,000              221,618
            CTB Financial Holding Co., Ltd.                                                    5,160,535            3,353,865
            Delta Electronics Industrial Co., Ltd.                                               733,228            1,136,120
            D-Link Corp.                                                                         145,122              155,967
            E.Sun Financial Holding Co., Ltd.                                                  1,220,744              898,850
            Elitegroup Computer Systems Co., Ltd.                                                105,787               50,594
            Eternal Chemical Co., Ltd.                                                            93,000               56,969
        *   Eva Airways Corp.                                                                    858,289              376,760
            Evergreen Marine Corp., Ltd.                                                       1,061,382              997,451
            Far East Textile, Ltd.                                                             1,983,668            1,536,800
            Far Eastern International Bank                                                       492,000              293,482
        *   First Financial Holding Co., Ltd.                                                  2,581,000            2,124,813
            Formosa Chemicals & Fiber Co., Ltd.                                                2,651,090            4,927,373
            Formosa Plastics Corp.                                                             2,483,210            3,957,059
            Formosa Taffeta Co., Ltd.                                                            436,767              201,213
            Fu Sheng Industria                                                                   203,035              307,983
            Fubon Financi                                                                      4,386,052            4,386,396
            Fuh-Hwa Financial Holding Co., Ltd.                                                  905,976              445,432
            Giga-Byte Technology Co., Ltd.                                                       167,160              199,594
            High Tech Computer Corp.                                                              81,600              327,555
            Hon Hai Precision Industry Co., Ltd.                                                 655,306            2,629,547
            Hotai Motor Co., Ltd.                                                                171,000              341,513
        *   Hsinchu International Bank                                                           382,800              242,486
            Hua Nan Financial Holding Co., Ltd.                                                2,583,320            2,125,601
            International Bank of Taipei                                                         822,928              572,219
            Inventec Corp.                                                                       674,888              311,311
            King Yuan Electronics Co., Ltd.                                                      136,182               88,103
            Kinpo Electronics, Inc.                                                              204,336               87,099
            Largan Precision Co., Ltd.                                                            27,500              160,393
            Lite-On Technology Corp.                                                             998,010            1,006,724
        *   Macronix International Co., Ltd.                                                   1,547,500              336,008
            Media Tek, Inc.                                                                      337,730            2,154,659
            Micro-Star International Co., Ltd.                                                   198,770              119,342
            Mitac International Corp.                                                            166,000               76,797
        *   Mosel Vitelic Inc. Co., Ltd.                                                         300,826               20,917
            Nan Ya Plastic Corp.                                                               3,229,625            4,632,041
        *   Nanya Technology Co., Ltd.                                                         1,789,989            1,277,944
            Nien Hsing Textile Co., Ltd.                                                          95,000               91,405
            Nien Made Enterprise Co., Ltd.                                                        57,876               84,852
            Optimax Technology Corp.                                                              84,915              189,064
            Oriental Union Chemical Corp.                                                        122,958              128,996
        *   Pacific Electric Wire & Cable Corp.                                                  233,200                3,763
            Pihsiang Machinery Mfg. Co., Ltd.                                                     33,742               67,867

            Pou Chen Corp.                                                                       731,859              615,551
            Premier Image Technology Corp.                                                       145,740              112,133
            President Chain Store Corp.                                                          400,260              594,216
        *   Q-Run Technology Co., Ltd.                                                            66,200              129,881
            Quanta Computer, Inc.                                                              1,579,308            2,560,962
        *   Quanta Display, Inc.                                                               1,577,000              839,814
            Realtek Semiconductor Corp.                                                          194,001              203,380
            Ritek Corp.                                                                          580,204              207,596
            Shin Kong Fin                                                                      1,252,056            1,108,284
        *   Silicon Integrated Systems Corp.                                                     365,431              129,352
            Siliconware Precision Industries Co., Ltd.                                           824,200              635,297
            SinoPac Holdings Co., Ltd.                                                         1,647,096              912,598
            Sunplus Technology Co., Ltd.                                                         316,145              438,580
            Synnex Tech International Corp.                                                      326,680              479,780
            Systex Corp., Ltd.                                                                   167,687               55,815
            Taishin Financial Holdings Co., Ltd.                                               1,998,135            1,804,337
        *   Taiwan Business Bank                                                                 863,120              316,003
            Taiwan Cement Corp.                                                                1,023,731              614,413
            Taiwan Glass Ind. Corp.                                                              420,079              383,730
            Taiwan Life Insurance Co., Ltd                                                       101,200              165,934
            Taiwan Semiconductor Manufacturing Co., Ltd.                                      10,081,936           14,594,208
            Taiwan Styrene Monomer Corp.                                                          84,700               62,443
        *   Tatung Co., Ltd.                                                                   1,568,000              581,422
            Teco Electric & Machinery Co., Ltd.                                                  501,000              152,420
        *   The Farmers Bank of China                                                            432,375              145,528
            Tong Yang Industry Co., Ltd.                                                          78,492              118,093
            Transcend Information, Inc.                                                           35,187               68,304
            U-Ming Marine Transport Corp.                                                        253,050              414,012
            Uni-President Enterprises Corp.                                                    1,495,020              734,616
        *   United Microelectronics Corp.                                                      7,413,611            4,564,112
        *   Via Technologies, Inc.                                                               342,245              184,427
        *   Walsin Lihwa Corp.                                                                 1,338,000              702,081
            Wan Hai Lines Co., Ltd.                                                              615,934              609,496
            Waterland Financial Holdings                                                         572,000              222,764
        *   Winbond Electronics Corp.                                                          1,682,000              642,258
            Wintek Corp.                                                                          53,000               48,479
            Ya Hsin Industrial Co., Ltd.                                                         223,683              205,301
        *   Yageo Corp.                                                                          608,440              206,371
            Yang Ming Marine Transport Corp.                                                   1,007,894              903,452
            Yieh Phui Enterprise Co., Ltd.                                                       248,300              174,804
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          383,022              186,985
            Yulon Motor Co., Ltd.                                                                584,753              640,584
            Zyxel Communication Corp.                                                             97,980              222,570
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $108,748,015)                                                                                          118,790,113
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                             176,469
                                                                                                           ------------------
   (Cost $171,829)
   TOTAL -- TAIWAN
     (Cost $108,919,844)                                                                                          118,966,582
                                                                                                           ------------------

   MALAYSIA -- (6.8%)
   COMMON STOCKS -- (6.8%)
            AMFB Holdings Berhad                                                                 394,500              664,275
            AMMB Holdings Berhad                                                               1,347,731            1,212,131
        *   Aokam Perdana Berhad                                                                      16                    5
            Berjaya Sports Toto Berhad                                                           746,800              813,061
            British American Tobacco Berhad                                                      231,400            2,693,641
            CIMB Berhad                                                                          199,700              270,285
            Commerce Asset Holding Berhad                                                      1,951,700            2,495,011
        *   Digi.Com Berhad                                                                      597,062              855,339
            Diversified Resources Berhad                                                         581,000              345,412
            Gamuda Berhad                                                                        510,000              710,749
            Genting Berhad                                                                       537,600            2,614,303
            Golden Hope Plantations Berhad                                                       900,300              966,185
            Highlands and Lowlands Berhad                                                        107,500              101,214
            Hong Leong Bank Berhad                                                             1,262,750            1,860,318
            Hong Leong Credit Berhad                                                           1,012,629            1,234,592
            Hong Leong Properties Berhad                                                         175,328               28,103
            IJM Corp. Berhad                                                                     196,400              241,822
            IOI Corp. Berhad                                                                     771,100            1,927,508
            IOI Oleochemical Industries Berhad                                                    22,041               55,084
            IOI Properties Berhad                                                                151,300              308,318
            Kuala Lumpur Kepong Berhad                                                           590,800            1,070,785
            Magnum Corp. Berhad                                                                1,115,300              741,706
            Malakoff Berhad                                                                      616,400            1,127,951
            Malayan Banking Berhad                                                             2,723,700            8,591,737
            Malayan Cement Berhad                                                              2,153,100              438,583
            Malaysia Mining Corp. Berhad                                                         828,700              466,613
            Malaysian Airlines System Berhad                                                   1,090,600            1,289,482
            Malaysian International Shipping Corp. (Foreign)                                   1,192,566            4,606,183
            Malaysian Pacific Industries                                                         163,000              637,753
            Malaysian Plantations Berhad                                                         520,800              323,121
            Maxis Communications Berhad                                                        1,015,300            2,468,833
        *   MBF Holdings Berhad                                                                    7,050                  417
            Mentakab Rubber Co. (Malaya) Berhad                                                    1,100                  791
            Nestle (Malaysia) Berhad                                                             176,200            1,125,758
            Oriental Holdings Berhad                                                             215,300              252,572
            Oyl Industries Berhad                                                                100,100            1,047,114
            Petronas Dagangan Berhad                                                             386,700              752,855
            Petronas Gas Berhad                                                                1,736,600            3,336,742
            Plus Expressways Berhad                                                            1,766,700            1,291,475
            PPB Group Berhad                                                                     441,200              765,911
            Proton Holdings Berhad                                                               389,000              931,553
            Public Bank Berhad                                                                 1,550,201            3,237,647
            Resorts World Berhad                                                                 881,600            2,235,988
            RHB Capital Berhad                                                                 1,431,500              903,212
            Shell Refining Co. Federation of Malaysia Berhad                                     104,700              245,207
        *   Silverstone Corp. Berhad                                                              11,587                1,157
            Sime Darby Berhad (Malaysia)                                                       1,776,400            2,825,512
            Southern Bank Berhad                                                                  48,440               40,497
            Southern Bank Berhad (Foreign)                                                     1,062,937              905,505
            SP Setia Berhad                                                                      257,300              272,110
            Star Publications (Malaysia) Berhad                                                  160,600              287,188

            Telekom Malaysia Berhad                                                            2,421,800            7,640,956
            Tenaga Nasional Berhad                                                             2,504,900            7,445,967
        *   Time Dotcom Berhad                                                                 1,550,000              282,832
            UMW Holdings Berhad                                                                  340,833              484,348
            YTL Corp. Berhad                                                                   1,164,762            1,562,742
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $67,790,034)                                                                                            79,036,159
                                                                                                           ------------------

   TURKEY -- (6.6%)
   COMMON STOCKS -- (6.6%)
            Akbank T.A.S.                                                                  2,264,998,827           10,743,503
            Anadolu Efes Biracilik ve Malt Sanayi A.S.                                       182,246,814            2,972,428
        *   Arcelik A.S.                                                                   1,549,702,646            8,335,271
        *   Dogan Sirketler Grubu Holdings A.S.                                              722,062,463            1,251,785
        *   Dogan Yayin Holding A.S.                                                         282,794,524            1,087,249
            Enka Insaat Ve Sanayi A.S.                                                       164,940,663            4,251,126
            Eregli Demir ve Celik Fabrikalari Turk A.S.                                    1,595,341,000            6,625,048
            Ford Otomotiv Sanayi A.S.                                                        722,990,000            5,056,080
            Hurriyet Gazetecilik ve Matbaacilik A.S.                                         629,278,201            1,220,341
            Koc Holding A.S.                                                               1,058,111,057            5,807,329
            Migros Turk A.S.                                                                 450,270,375            2,909,670
        *   Tat Konserve Sanayii A.S.                                                                 36                    0
        *   Tofas Turk Otomobil Fabrikasi A.S.                                             1,489,092,271            2,815,677
            Trakya Cam Sanayii A.S.                                                          187,301,438              486,271
            Tupras-Turkiye Petrol Rafineleri A.S.                                            289,886,950            2,941,055
            Turk Sise ve Cam Fabrikalari A.S.                                                639,484,793            1,501,583
        *   Turkiye Garanti Bankasi A.S.                                                   2,261,914,936            5,531,855
            Turkiye Is Bankasi A.S. Series C                                               2,002,976,408            9,438,028
        *   Vestel Elektronik Sanayi Ticaret A.S.                                            240,241,000              839,715
        *   Yapi ve Kredi Bankasi A.S.                                                       904,146,481            3,291,995
                                                                                                           ------------------

   TOTAL -- TURKEY
     (Cost $29,310,927)                                                                                            77,106,009
                                                                                                           ------------------

   INDONESIA -- (6.6%)
   COMMON STOCKS -- (6.6%)
            PT Astra Agro Lestari Tbk                                                          2,153,000              786,870
            PT Astra International Tbk                                                         8,470,461            8,436,117
            PT Bank Central Asia Tbk                                                           1,980,000              603,442
            PT Bank Danamon Indonesia Tbk                                                      1,762,000              859,340
            PT Bimantara Citra Tbk                                                             2,285,400              488,624
            PT Gudang Garam Tbk                                                                4,695,500            6,937,933
            PT Hanjaya Mandala Sampoerna Tbk                                                  13,377,500            9,996,413
        *   PT Indocement Tunggal Prakarsa Tbk                                                 7,362,000            2,361,360
            PT Indofood Sukses Makmur Tbk                                                     18,886,400            1,565,921
            PT Indonesian Satellite Corp.Tbk                                                  14,967,500            9,527,867
            PT International Nickel Indonesia Tbk                                                580,000              759,688
            PT Kalbe Farma Tbk                                                                 2,500,000              172,731
        *   PT Lippo Karawaci Tbk                                                                177,822               35,472

        *   PT Makindo Tbk                                                                     2,236,500              229,862
            PT Medco Energi International Tbk                                                  9,754,000            2,243,129
        *   PT Panasia Indosyntec Tbk                                                             75,100                4,068
            PT Ramayana Lestari Sentosa Tbk (Foreign)                                         20,020,000            1,883,053
            PT Sari Husada Tbk                                                                   137,930               28,673
            PT Semen Gresik Tbk                                                                1,739,502            2,476,777
            PT Telekomunikasi Indonesia (Persero) Tbk                                         37,153,640           20,558,242
            PT Tempo Scan Pacific                                                                646,000              630,805
            PT Unilever Tbk                                                                   16,022,000            5,904,355
                                                                                                           ------------------

   TOTAL -- INDONESIA
     (Cost $47,079,243)                                                                                            76,490,742
                                                                                                           ------------------

   ISRAEL -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Africa-Israel Investments, Ltd.                                                      108,700            2,944,374
            Agis Industries (1983), Ltd.                                                          71,436            2,044,653
            Bank Hapoalim, Ltd.                                                                2,309,640            6,733,271
            Bank Leumi Le-Israel                                                               2,802,069            6,579,850
        *   Bezeq Israeli Telecommunication Corp., Ltd.                                        4,049,014            4,112,694
            Blue Square Israel, Ltd.                                                              16,186              153,468
            CLAL Industries, Ltd.                                                                289,038            1,287,043
            CLAL Insurance, Ltd.                                                                 114,684            2,147,572
            Delek Group, Ltd.                                                                      4,584              387,132
            Discount Investment Corp                                                              66,100            1,562,028
            Elbit Systems, Ltd.                                                                   98,319            2,193,673
        *   Elron Electronic Industries, Ltd.                                                          0                    5
        *   First International Bank of Israel                                                    48,660              284,181
        *   First International Bank of Israel, Ltd.                                             347,200              427,372
            IDB Development Corp., Ltd. Series A                                                 101,015            2,633,179
            IDB Holding Corp., Ltd.                                                               36,578              750,085
            Israel Chemicals, Ltd.                                                             2,410,526            5,223,281
        *   Israel Corp. Series A                                                                  5,500            1,089,892
        *   Koor Industries, Ltd.                                                                 25,971            1,208,254
            M.A.Industries, Ltd.                                                                 843,283            4,145,950
            Migdal Insurance Holdings                                                          2,079,107            2,935,520
            Osem Investment, Ltd.                                                                210,522            2,057,481
        *   Strauss Elite, Ltd.                                                                   33,250              309,166
        *   Super-Sol, Ltd. Series B                                                             372,926              874,083
            Teva Pharmaceutical Industries, Ltd.                                                 418,280           11,471,432
            United Mizrahi Bank, Ltd.                                                            385,384            1,455,289
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $37,006,829)                                                                                            65,010,928
                                                                                                           ------------------

   THAILAND -- (4.7%)
   COMMON STOCKS -- (4.7%)
            Advance Info Service Public Co., Ltd. (Foreign)                                    5,982,000           14,875,311
        *   Aromatics (Thailand) Public Co., Ltd. (Foreign)                                    1,387,500            2,376,459
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,794,100            1,133,547

        *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                         5,174,500            1,654,369
            Banpu Public Co., Ltd. (Foreign)                                                     132,000              519,158
            BEC World Public Co., Ltd. (Foreign)                                               3,915,000            1,519,906
            Central Pattana Public Co., Ltd. (Foreign)                                         4,177,500              869,208
            Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                 14,442,000            1,297,251
            Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                            4,100,710            1,737,677
            Hana Microelectronics Public Co., Ltd.                                             1,191,500              592,576
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          612,000              366,486
            Krung Thai Bank Public Co., Ltd. (Foreign)                                        17,302,970            3,951,452
            Land & Houses Public Co., Ltd. (Foreign)                                           2,130,310              594,606
            National Finance and Securities Public Co., Ltd. (Foreign)                           630,150              201,469
            National Petrochemical Public Co., Ltd. (Foreign)                                    441,500            1,176,288
            Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)               2,200,000            2,177,112
            Shin Corporation Public Co., Ltd. (Foreign)                                        6,122,000            5,902,969
            Siam Cement Public Co., Ltd. (Foreign)                                               270,000            1,726,465
            Siam City Cement Public Co., Ltd. (Foreign)                                          633,413            3,439,492
            Siam Commercial Bank Public Co., Ltd. (Foreign)                                    2,549,166            3,266,503
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       6,977,800            1,292,513
        *   Thai Military Bank Public Co., Ltd. (Foreign)                                     12,415,080            1,228,592
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                              3,178,520            2,056,642
            TISCO Finance Public Co., Ltd. (Foreign)                                           1,231,100              749,718
            Vanachai Group Co-Foreign                                                            950,200              196,502
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08                     1,444,563                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- THAILAND
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   UNITED STATES -- (4.2%)
   COMMON STOCKS -- (4.2%)
            Banco Bilboa Vizcaya Argentaria Chile SA ADR                                          64,200            1,752,660
            Banco de Chile Series F ADR                                                           47,643            1,743,734
            Banco Santander Chile Sponsored ADR                                                  295,998            8,805,940
            Cia Telecom de Chile ADR                                                             421,400            4,466,840
            Compania Cervecerias Uni ADR                                                         115,400            2,930,006
            Cristalerias de Chile SA ADR                                                          35,600            1,103,600
            Distribucion y Servicio D&S SA ADR                                                   208,828            3,466,545
            Embotelladora Andina SA Andina ADR                                                   109,600            1,391,920
            Embotelladora Andina SA Andina Series B ADR                                           89,100            1,106,622
            Empresa Nacional de Electricidad SA ADR                                              514,018            8,424,755
            Enersis SA ADR                                                                       285,903            2,135,695
            Grupo Financiero Galicia SA ADR                                                      211,011            1,529,830
            Lan Chile SA ADR                                                                     125,900            3,438,329
        *   Madeco SA                                                                              4,450               46,280
            Masisa SA ADR                                                                         25,100              480,665
            Sociedad Quimica y Minera de Chile SA ADR                                             61,300            3,737,461
            Sociedad Quimica y Minera de Chile SA ADR Class A                                        902               54,797

            Vina Concha y Toro SA Conchatoro ADR                                                  27,100            2,004,858
                                                                                                           ------------------

   TOTAL -- UNITED STATES
     (Cost $40,357,553)                                                                                            48,620,537
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   HUNGARY -- (3.3%)
   COMMON STOCKS -- (3.3%)
            Budapesti Elektromos Muvek RT                                                            185               19,979
            Delmagyarorszagi Aramszolgaltato Demasz RT                                             2,275              172,595
            Egis RT                                                                               37,757            2,191,573
            Gedeon Richter, Ltd.                                                                  46,937            5,787,398
            Magyar Olay-Es Gazipari RT                                                           168,429           11,378,991
            Matav RT                                                                           1,050,555            4,470,569
            Orszagos Takerekpenztar es Keresdelmi Bank RT                                        386,220           11,120,548
        *   Tiszai Vegyi Kombinat RT                                                             117,534            3,337,215
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $15,788,433)                                                                                            38,478,868
                                                                                                           ------------------

   POLAND -- (2.9%)
   COMMON STOCKS -- (2.9%)
        *   Agora SA                                                                              98,779            1,627,704
            Bank Polska Kasa Opieki - Grupa Pekao SA                                             156,792            6,298,522
            Bank Przemyslowo Handlowy Pbk                                                         31,526            4,505,988
            Bank Zackodni Wbk SA                                                                  93,312            2,588,125
        *   Big Bank Gdanski SA                                                                2,029,541            2,017,712
            Browary Zywiec SA                                                                     15,860            2,265,539
        *   Budimex SA                                                                            36,763              498,247
        *   Cersanit-Krasnystaw SA                                                                19,143              669,795
            Debica SA                                                                             19,800              629,652
            Frantschach Swiecie SA                                                               103,599            1,870,135
        *   Kredyt Bank SA                                                                       418,562            1,130,787
        *   Netia Holdings SA                                                                    495,665              693,189
        *   Optimus Technologie                                                                    6,873               19,884
            Orbis SA                                                                              77,409              588,461
            Polski Koncern Naftowy Orlen S.A.                                                    267,237            3,176,793
        *   Prokom Software SA                                                                    21,336              860,594
            Telekomunikacja Polska SA                                                            712,274            3,880,717
            Zaklady Metali Lekkich Kety SA                                                        15,120              634,050
                                                                                                           ------------------

   TOTAL -- POLAND
     (Cost $20,586,160)                                                                                            33,955,894
                                                                                                           ------------------

   PHILIPPINES -- (2.8%)
   COMMON STOCKS -- (2.8%)
            Aboitiz Equity Ventures, Inc.                                                      7,803,400              450,948
            Ayala Corp.                                                                       42,503,520            4,919,169
            Ayala Land, Inc.                                                                  27,511,576            3,520,442

            Bank of the Philippine Island                                                      4,641,373            4,205,045
        *   Equitable PCI Bank, Inc.                                                           2,217,300            2,033,902
        *   Filipina Water Bottling Corp.                                                      2,006,957                    0
            Metro Bank and Trust Co.                                                           4,584,435            2,367,654
            Petron Corp.                                                                      28,593,000            1,678,003
        *   Philippine Long Distance Telephone Co.                                               347,030            8,433,097
            SM Prime Holdings, Inc.                                                           29,223,000            3,897,503
            Union Bank of the Philippines                                                      1,572,300              643,209
                                                                                                           ------------------

   TOTAL -- PHILIPPINES
     (Cost $42,708,447)                                                                                            32,148,972
                                                                                                           ------------------

   ARGENTINA -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    899,000            1,281,979
        *   Alpargatas SA Industrial y Comercial                                                   1,078                  510
            Alto Palermo SA Series A                                                               5,000                8,852
            Banco del Sud Sociedad Anonima Series B                                               29,000               31,366
        *   Banco Frances del Rio de la Plata SA                                                 489,961              927,377
        *   Capex SA Series A                                                                     52,893               80,023
        *   Celulosa Argentina SA Series B                                                        18,750               15,632
        *   Central Costanera SA Series B                                                        114,100              143,976
        *   Central Puerto SA Series B                                                            16,000                8,240
        *   Garovaglio y Zorraquin SA                                                             28,000                3,831
        *   Gas Natural SA, Buenos Aires                                                         345,000              182,685
        *   Grupo Financiero Galicia SA Series B                                                 150,000              103,812
        *   IRSA Inversiones y Representaciones SA                                               657,649              635,086
        *   Juan Minetti SA                                                                      353,151              384,233
            Ledesma S.A.A.I.                                                                     242,632              149,957
        *   Metrogas SA Series B                                                                 543,115              197,555
        *   Molinos Rio de la Plata SA Series B                                                  694,833              950,576
        *   Perez Companc SA                                                                   2,329,901            2,377,465
        *   Renault Argentina SA                                                                 399,465               78,438
            Siderar SAIC Series A                                                                721,484            4,354,572
            Solvay Indupa S.A.I.C.                                                               555,366              572,067
        *   Telecom Argentina Stet-France SA Series B                                            977,000            1,993,890
            Tenaris SA                                                                           653,898            3,125,748
        *   Transportadora de Gas del Sur SA Series B                                          1,028,946            1,002,963
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,666,819)                                                                                            18,610,833
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BBVA Banco Frances Rights 11/17/04                                                   461,871              102,586
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ARGENTINA
     (Cost $24,666,819)                                                                                            18,713,419
                                                                                                           ------------------

   CZECH REPUBLIC -- (0.6%)
   COMMON STOCKS -- (0.6%)

            Ceske Telecom A.S.                                                                   146,147            2,187,806
            CEZ A.S.                                                                             192,592            2,777,894
            Komercni Banka A.S.                                                                   14,029            2,021,298
        *   Phillip Morris CR A.S.                                                                   478              318,931
                                                                                                           ------------------
   TOTAL -- CZECH REPUBLIC
     (Cost $5,099,679)                                                                                              7,305,929
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $5,216,000 FNMA Notes 2.95%, 11/14/07, valued at
              $5,223,318) to be repurchased at $5,151,269                                         5,151            5,151,000
                                                                                                           ------------------
      (Cost $5,151,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $817,432,373)                                                                                      $    1,161,660,237
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value                                                               $ 1,161,660
Cash                                                                                       277
Receivables:
   Investment Securities Sold                                                              362
   Dividends and Interest                                                                1,494
   Fund Shares Sold                                                                        916
Prepaid Expenses and Other Assets                                                            1
                                                                                   -----------
      Total Assets                                                                   1,164,710
                                                                                   -----------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                         246
   Fund Shares Redeemed                                                                    238
   Due to Advisor                                                                           92
Deferred Thailand Capital Gains Tax                                                      3,676
Accrued Expenses and Other Liabilities                                                     196
                                                                                   -----------
      Total Liabilities                                                                  4,448
                                                                                   -----------
NET ASSETS                                                                         $ 1,160,262
                                                                                   ===========
Investments at Cost                                                                $   817,432
                                                                                   ===========

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,796)                             $    24,636
   Interest                                                                                163
                                                                                   -----------
          Total Investment Income                                                       24,799
                                                                                   -----------
EXPENSES
   Investment Advisory Services                                                            844
   Accounting & Transfer Agent Fees                                                        691
   Custodian Fees                                                                          983
   Legal Fees                                                                               11
   Audit Fees                                                                               14
   Shareholders' Reports                                                                    10
   Trustees' Fees and Expenses                                                              11
   Other                                                                                    41
                                                                                   -----------
          Total Expenses                                                                 2,605
                                                                                   -----------
   NET INVESTMENT INCOME (LOSS)                                                         22,194
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                   84
   Net Realized Gain (Loss) on Foreign Currency Transactions                            (1,491)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                       245,707
      Translation of Foreign Currency Denominated Amounts                                   61
   Deferred Thailand Capital Gains Tax                                                    (985)
                                                                                   -----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                       243,376
                                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $   265,570
                                                                                   ===========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                      YEAR            YEAR
                                                                                      ENDED          ENDED
                                                                                     NOV. 30,       NOV. 30,
                                                                                       2004           2003
                                                                                   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $    22,194    $     9,466
   Net Realized Gain (Loss) on Investment Securities Sold                                   84         (6,216)
   Net Realized Gain (Loss) on Foreign Currency Transactions                            (1,491)          (283)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                       245,707        148,355
      Translation of Foreign Currency Denominated Amounts                                   61             10
   Deferred Thailand Capital Gains Tax                                                    (985)        (1,826)
                                                                                   -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations              265,570        149,506
                                                                                   -----------    -----------
Transactions in Interest:
   Contributions                                                                       377,916        156,160
   Withdrawals                                                                         (90,785)       (41,298)
                                                                                   -----------    -----------
          Net Increase from Transactions in Interest                                   287,131        114,862
                                                                                   -----------    -----------
          Total Increase (Decrease)                                                    552,701        264,368

NET ASSETS
   Beginning of Period                                                                 607,561        343,193
                                                                                   -----------    -----------
   End of Period                                                                   $ 1,160,262    $   607,561
                                                                                   ===========    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                         ENDED         ENDED          ENDED          ENDED          ENDED
                                                       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                         2004           2003           2002           2001           2000
                                                     ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period                          N/A+           N/A+           N/A+           N/A+           N/A+
                                                     ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                --             --             --             --             --
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                                --             --             --             --             --
                                                     ------------   ------------   ------------   ------------   ------------
      Total from Investment Operations                         --             --             --             --             --
                                                     ------------   ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS
   Net Investment Income                                       --             --             --             --             --
   Net Realized Gains                                          --             --             --             --             --
                                                     ------------   ------------   ------------   ------------   ------------
      Total Distributions                                      --             --             --             --             --
                                                     ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period                                N/A+           N/A+           N/A+           N/A+           N/A+
                                                     ============   ============   ============   ============   ============
Total Return                                                35.47%         39.67%          2.10%         (8.54)%       (22.30)%

Net Assets, End of Period (thousands)                $  1,160,262   $    607,561   $    343,193   $    307,720   $    296,726
Ratio of Expenses to Average Net Assets                      0.31%          0.34%          0.34%          0.46%          0.46%
Ratio of Net Investment Income to Average
   Net Assets                                                2.63%          2.23%          1.64%          1.94%          1.33%
Portfolio Turnover Rate                                         2%             1%             8%             6%            12%

----------
N/A+ Not applicable as The Emerging Markets Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $13,548.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

              Purchases                                $ 315,369
              Sales                                       13,502

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAX:

     No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to its Feeder Fund.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

                                                               NET
                                                            UNREALIZED
                FEDERAL      UNREALIZED     UNREALIZED     APPRECIATION/
                TAX COST    APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
               ---------    ------------  --------------  --------------
               $ 820,836     $ 405,526      $ (64,702)      $ 340,824

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each Portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each Portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Series under the discretionary line of credit during the year ended November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for it's particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit for the year ended November 30, 2004.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE EMERGING MARKETS SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

      NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
        WITH THE FUND           TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS              LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides        DFAITC - since 1993     75 portfolios in 4     Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG         DFAIDG - since 1983     investment companies   Business, University of Chicago.
and DEM.                        DIG - since 1993
Trustee of DFAITC.              DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of       DFAITC - since 1993     75 portfolios in 4     Steven G. Rothmeier Distinguished Service Professor
DFAIDG, DIG and DEM.            DFAIDG - since 1986     investment companies   of Economics, Graduate School of Business,
Trustee of DFAITC.              DIG - since 1993 DEM                           University of Chicago. Senior Vice-President,
1101 E. 58th Street             - since 1993                                   Lexecon Inc. (economics, law, strategy and finance
Chicago, IL 60637                                                              consulting). Formerly, President, Cardean University
Date of Birth: 1/19/39                                                         (division of UNext.com). Member of the Boards of
                                                                               Milwaukee Mutual Insurance Company and UNext.com.
                                                                               Formerly, Trustee, First Prairie Funds (registered
                                                                               investment company). Trustee, Harbor Fund
                                                                               (registered investment company) (13 Portfolios).

      NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
        WITH THE FUND           TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS              LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson               DFAITC - since 1993     75 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG         DFAIDG - since 1981     investment companies   Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                        DIG - since 1993                               (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.              DEM - since 1993                               Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                      consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                                (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                  Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton                DFA ITC - since 2003    75 portfolios in 4     John and Natty McArthur University Professor,
Director of DFAIDG, DIG         DFA IDG - since 2003    investment companies   Graduate School of Business Administration, Harvard
and DEM.                        DFA DIG - since 2003                           University (since 1998). George Fisher Baker
Trustee of DFAITC.              DEM - since 2003                               Professor of Business Administration, Graduate
Harvard Business School                                                        School of Business Administration, Harvard
397 Morgan Hall                                                                University (1988-1998), Co-founder, Chief Science
Soldiers Field                                                                 Officer, Integrated Finance Limited (since 2002).
Boston, MA 02163                                                               Director, MF Risk, Inc. (risk managemetnt software)
Date of Birth: 7/31/44                                                         (since 2001). Director, Peninsula Banking Group
                                                                               (bank) (since 2003). Director, Community First
                                                                               Financial Group (bank holding company) (since 2003).
                                                                               Formerly, Co-Founder and Principal, Long-Term
                                                                               Capital Management. Director, Vical Incorporated
                                                                               (biopharamceutical product development).

Myron S. Scholes                DFAITC - since 1993     75 portfolios in 4     Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG         DFAIDG - since 1981     investment companies   Stanford University. Managing Partner, Oak Hill
and DEM.                        DIG - since 1993                               Capital Management (private equity firm). Chairman,
Trustee of DFAITC.              DEM - since 1993                               Oak Hill Platinum Partners (hedge fund). Director,
Oak Hill Capital                                                               Chicago Mercantile Exchange. Consultant, Arbor
Management, Inc.                                                               Investors. Formerly, Director, Smith Breeden Family
2775 Sand Hill Rd.                                                             of Funds. Director, American Century Fund Complex
Suite 220                                                                      (registered investment companies) (38
Menlo Park, CA 94025                                                           Portfolios); and Director, Chicago Mercantile
Date of Birth: 7/01/41                                                         Exchange Holdings Inc..

Abbie J. Smith                  DFAITC - since 2000     75 portfolios in 4     Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG         DFAIDG - since 2000     investment companies   Graduate School of Business, University of Chicago,
and DEM.                        DIG - since 2000                               Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.              DEM - since 2000                               School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of Business                                                    (office furniture) and Director, Ryder System Inc.
University of Chicago                                                          (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                 INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                  DFAITC - since 1993     75 portfolios in 4     Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief       DFAIDG - since 1981     investment companies   Investment Officer and President of Dimensional Fund
Executive Officer, Chief        DIG - since 1992                               Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and          DEM - since 1993                               DEM. Chairman, Trustee, Chief Executive Officer,
President of DFAIDG, DIG                                                       Chief Investment Officer and President of DFAITC.
and DEM. Chairman,                                                             Director of Dimensional Fund Advisors Ltd. and
Trustee, Chief Executive                                                       formerly Chief Investment Officer. Director, Chief
Officer, Chief Investment                                                      Investment Officer and President of DFA Australia
Officer and President of                                                       Ltd. Formerly, Director of Dimensional Funds PLC.
DFAITC.                                                                        Chairman, Director, Chief Executive Officer and
1299 Ocean Avenue                                                              Chief Investment Officer of Dimensional Fund
Santa Monica, CA 90401                                                         Advisors Canada Inc. (All Chief Investment Officer
Date of Birth: 12/02/46                                                        positions held starting 1/1/2003 except for
                                                                               Dimensional Fund Advisors Canada Inc., which was
                                                                               from 6/17/2003.)

                                                                               Limited Partner, Oak Hill Partners. Director,
                                                                               University of Chicago Business School. Formerly,
                                                                               Director, SA Funds (registered investment company).
                                                                               Formerly Director, Assante Corporation (investment
                                                                               management) (until 2002).

      NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
        WITH THE FUND           TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
         AND ADDRESS              LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*             DFAITC - since 1993     75 portfolios in 4     Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of        DFAIDG - since 1981     investment companies   Investment Officer) of Dimensional Fund Advisors
DFAIDG, DIG and DEM.            DIG - since 1992                               Inc., DFA Securities Inc., DFAIDG, DIG and DEM.
Trustee and Chairman of         DEM - since 1993                               Chairman, Trustee (and prior to 1/1/2003, Chief
DFAITC.                                                                        Investment Officer) of DFAITC. Director and formerly
1299 Ocean Avenue                                                              President of Dimensional Fund Advisors Ltd. Director
Santa Monica, CA 90401                                                         (and prior to 1/1/2003, Chief Investment Officer) of
Date of Birth: 9/07/44                                                         DFA Australia Ltd. Director of Dimensional Funds PLC
                                                                               and Dimensional Fund Advisors Canada Inc.

                                                                               Trustee, St. Louis University. Life Trustee and
                                                                               Member of Investment Committee, DePaul University.
                                                                               Director, The German St. Vincent Orphan Home. Member
                                                                               of Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                          TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
            AND ADDRESS                        SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS

Arthur H. Barlow                              Since 1993    Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                              Since 2001    Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                                Australia Limited, Dimensional Fund Advisors Ltd., and since June
Secretary                                                   2003, Dimensional Fund Advisors Canada Inc. Prior to April 2001,
Date of Birth: 1/24/67                                      legal counsel for Dimensional (since March 2000). Associate, Jones,
                                                            Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                              Since 2004    Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                      University of Chicago (Septempter 2000 to March 2001); and Associate
                                                            of US Bancorp Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                               Since 1996    Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                        Since 2004    Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                              Officer, INVESCO Institutional, Inc. and its affiliates (August
Date of Birth: 12/21/65                                     2000 to January 2004); Brach Chief, Investment Company and
                                                            Invesment Advisor Inspections, Securities and Exchange Commission
                                                            (April 1994 to August 2000).

                                          TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
            AND ADDRESS                        SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
James L. Davis                                Since 1999    Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly
Date of Birth: 11/29/56                                     at Kansas State University, Arthur Andersen & Co., and Phillips
                                                            Petroleum Co.

Robert T. Deere                               Since 1994    Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                            Since 2001    Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited. Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                      and marketing coordinator for Dimensional.

Richard A. Eustice                            Since 1998    Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                DFA Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                                   Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                           Since 1993    Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                             Since 2001    Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                              Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                               Since 2004    Vice President of all DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                           Since 2004    Vice President of all DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                                Since 2001    Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                              Associate Dean of the Leventhal School of Accounting (September
Date of Birth: 11/24/61                                     1998 to August 2001) and Academic Director Master of Business
                                                            Taxation Program (June 1996 to August 2001) at the University of
                                                            Southern California Marshall School of Business.

Henry F. Gray                                 Since 2000    Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                          Since 1997    Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                              Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                         Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Christine W. Ho                               Since 2004    Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                              Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                                  Since 2004    Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                              Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                      (September 1997 to August 2001).

Patrick Keating                               Since 2003    Vice President of all the DFA Entities and Dimensional Fund
Vice President                                              Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                     Executive Officer, Assante Asset Management, Inc. (October 2000 to
                                                            December 2002); Director, Assante Capital Management (October 2000
                                                            to December 2002); President and Chief Executive Officer, Assante
                                                            Capital Management (October 2000 to April 2001); Executive Vice
                                                            President, Assante Corporation (May 2001 to December 2002);
                                                            Director, Assante Asset Management Ltd. (September 1997 to December
                                                            2002); President and Chief Executive Officer, Assante Asset
                                                            Management Ltd. (September 1998 to May 2001); Executive Vice
                                                            President, Loring Ward (financial services company) (January 1996 to September 1998).

                                          TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
            AND ADDRESS                        SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                            Since 2004    Vice President of all the DFA Entities. From April 2001 to April
Vice President                                              2004, Portfolio Manager for Dimensional. Formerly, a trader at
Date of Birth: 11/7/71                                      Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                            Management Company).

Heather H. Mathews                            Since 2004    Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                     Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                                  Since 2003    Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                              Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                       Associates (investment consulting firm) (December 2000 to June
                                                            2002); and President, Kobe Investment Research (August 1999 to
                                                            November 2000).

Catherine L. Newell                         Vice President  Vice President and Secretary of all the DFA Entities. Vice
Vice President and Secretary                  since 1997    President and Assistant Secretary of DFA Australia Limited (since
Date of Birth: 5/7/64                       and Secretary   February 2002, April 1997 and May 2002, respectively). Vice
                                              since 2000    President and Secretary of Dimensional Fund Advisors Canada
                                                            Inc. (since June 2003). Director, Dimensional Funds plc (since
                                                            January 2002). Formerly, Assistant Secretary of all DFA Entities
                                                            and Dimensional Fund Advisors Ltd.

David A. Plecha                               Since 1993    Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                              Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                            Since 2002    Vice President of all the DFA Entities. Formerly, Research
Vice President                                              Associate for Dimensional (June 2000 to April 2002). Formerly,
Date of Birth: 1/28/67                                      Research Scientist (August 1998 to June 2000), California Institute
                                                            of Technology.

Michael T. Scardina                           Since 1993    Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial Officer                     DFA Entities, DFA Australia Limited and Dimensional Fund Advisors
and Treasurer                                               Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.
Date of Birth: 10/12/55                                     Director, Dimensional Fund Advisors Ltd. (since February 2002) and
                                                            Dimensional Funds, plc (January 2002).

David E. Schneider                            Since 2001    Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                              Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                             Since 2001    Vice President of all the DFA Entities. Director of Dimensional
Vice President                                              Fund Advisors, Ltd. Formerly, Vice President of DFA Australia
Santa Monica, CA                                            Limited. Formerly, Director of Dimensional Funds plc. Formerly,
Date of Birth: 8/24/54                                      Managing Principal, Payden & Rygel Investment Counsel (April 1998 to
                                                            December 2000).

Jeanne C. Sinquefield, Ph.D.*                 Since 1988    Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                    Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                            Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
Date of Birth: 12/2/46                                      Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                                Since 2004    Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Principal of William M.
Date of Birth: 5/26/56                                      Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                                Since 2000    Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Vice President of DFA
Santa Monica, CA                                            Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                            Since 2004    Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                          TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
            AND ADDRESS                        SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                            Since 2004    Vice President of all the DFA Entities and Dimensional Fund
Vice President                                              Advisors Canada Inc. (since June 2003). Prior to April 2002,
Date of Birth: 3/25/73                                      Regional Director of Dimensional. Formerly, Vice President and
                                                            General Manager of Assante Global Advisors (July 2000 to April
                                                            2002); Vice President of Assante Asset Management Inc. (March 2000
                                                            to July 2000); and Private Client Manager at Loring Ward Investment
                                                            Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                               Since 1997    Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                              Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Santa Monica, CA                                            Fund Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                              Since 2004    Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                          Since 1997    Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                             Since 2001    Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                              Financial Advisors Services of Dimensional. Director of Dimensional
Santa Monica, CA                                            Fund Advisors Ltd. (since October 2003) and President of
Date of Birth: 3/3/45                                       Dimensional Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        Dimensional Investment Group Inc.
                        Tax-Managed U.S. Marketwide Value
                                  Portfolio II


                                  Annual Report


                          Year Ended November 30, 2004

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Chart                                                                       1
   Management's Discussion and Analysis                                                    2
   Disclosure of Fund Expenses                                                             4
   Statement of Assets and Liabilities                                                     5
   Statement of Operations                                                                 6
   Statements of Changes in Net Assets                                                     7
   Financial Highlights                                                                    8
   Notes to Financial Statements                                                           9
   Report of Independent Registered Certified Public Accounting Firm                      12

THE DFA INVESTMENT TRUST COMPANY -- THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Performance Chart                                                                      13
   Disclosure of Fund Expenses                                                            14
   Disclosure of Portfolio Holdings                                                       15
   Schedule of Investments                                                                16
   Statement of Assets and Liabilities                                                    30
   Statement of Operations                                                                31
   Statements of Changes in Net Assets                                                    32
   Financial Highlights                                                                   33
   Notes to Financial Statements                                                          34
   Report of Independent Registered Certified Public Accounting Firm                      37

FUND MANAGEMENT                                                                           38

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                               44

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 16, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

                     TAX-MANAGED U.S. MARKETWIDE     RUSSELL 3000
                         VALUE PORTFOLIO II           VALUE INDEX
  12/16/98                 $        10,000          $        10,000
  12/31/98                 $        10,320          $        10,515
   1/31/99                 $        10,370          $        10,574
   2/28/99                 $         9,969          $        10,381
   3/31/99                 $        10,329          $        10,574
   4/30/99                 $        11,559          $        11,560
   5/31/99                 $        11,729          $        11,467
   6/30/99                 $        12,019          $        11,806
   7/31/99                 $        11,559          $        11,465
   8/31/99                 $        11,148          $        11,041
   9/30/99                 $        10,569          $        10,666
  10/31/99                 $        10,739          $        11,220
  11/30/99                 $        10,679          $        11,141
  12/31/99                 $        10,838          $        11,214
 1/31/2000                 $        10,215          $        10,853
 2/29/2000                 $         9,499          $        10,145
 3/31/2000                 $        10,623          $        11,292
 4/30/2000                 $        10,889          $        11,174
 5/31/2000                 $        10,777          $        11,272
 6/30/2000                 $        10,102          $        10,813
 7/31/2000                 $        10,603          $        10,964
 8/31/2000                 $        11,248          $        11,566
 9/30/2000                 $        11,125          $        11,661
10/31/2000                 $        11,452          $        11,925
11/30/2000                 $        10,982          $        11,495
12/31/2000                 $        12,032          $        12,112
 1/31/2001                 $        12,904          $        12,177
 2/28/2001                 $        12,737          $        11,861
 3/31/2001                 $        12,354          $        11,458
 4/30/2001                 $        13,100          $        12,017
 5/31/2001                 $        13,421          $        12,289
 6/30/2001                 $        13,254          $        12,071
 7/31/2001                 $        13,078          $        12,028
 8/31/2001                 $        12,301          $        11,576
 9/30/2001                 $        10,798          $        10,729
10/31/2001                 $        10,861          $        10,661
11/30/2001                 $        11,876          $        11,291
12/31/2001                 $        12,241          $        11,587
 1/31/2002                 $        11,822          $        11,515
 2/28/2002                 $        11,655          $        11,537
 3/31/2002                 $        12,147          $        12,107
 4/30/2002                 $        11,687          $        11,756
 5/31/2002                 $        11,530          $        11,778
 6/30/2002                 $        10,402          $        11,135
 7/31/2002                 $         9,116          $        10,054
 8/31/2002                 $         9,263          $        10,121
 9/30/2002                 $         8,416          $         9,023
10/31/2002                 $         8,855          $         9,653
11/30/2002                 $         9,473          $        10,272
12/31/2002                 $         8,921          $         9,826
 1/31/2003                 $         8,732          $         9,585
 2/28/2003                 $         8,501          $         9,325
 3/31/2003                 $         8,501          $         9,347
 4/30/2003                 $         9,299          $        10,174
 5/31/2003                 $        10,087          $        10,858
 6/30/2003                 $        10,170          $        10,997
 7/31/2003                 $        10,496          $        11,188
 8/31/2003                 $        10,916          $        11,381
 9/30/2003                 $        10,568          $        11,268
10/31/2003                 $        11,325          $        11,974
11/30/2003                 $        11,640          $        12,160
12/31/2003                 $        12,230          $        12,885
 1/31/2004                 $        12,494          $        13,128
 2/29/2004                 $        12,768          $        13,408
 3/31/2004                 $        12,758          $        13,314
 4/30/2004                 $        12,526          $        12,960
 5/31/2004                 $        12,621          $        13,093
 6/30/2004                 $        13,023          $        13,430
 7/31/2004                 $        12,568          $        13,204
 8/31/2004                 $        12,494          $        13,388
 9/30/2004                 $        12,954          $        13,622
10/31/2004                 $        13,124          $        13,847
11/30/2004                 $        14,016          $        14,592

   AVERAGE ANNUAL   ONE     FIVE      FROM
   TOTAL RETURN     YEAR    YEARS  12/16/1998
   ------------------------------------------
                   20.41%   5.59%     5.84%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                  20.00%
Russell 3000 Growth Index                                                  6.24%
CRSP 9- 10 Index (micro cap companies)                                    14.99%
Russell 2000 Index (small companies)                                      17.25%
Russell 1000 Index (large companies)                                      12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                          23.72%
Russell 2000 Growth Index (small growth companies)                        10.84%
Russell 1000 Value Index (large value companies)                          19.65%
Russell 1000 Growth Index (large growth companies)                         5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund" does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

TAX MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

     The Tax-Managed U.S. Marketwide Value Portfolio II seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,623 stocks and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.30% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks generally outperformed growth issues. Total returns were 12.85% for the S&P 500(R) Index, 20.00% for the Russell 3000 Value Index and 6.24% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio II over this year was 20.41%.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                        BEGINNING         ENDING                            EXPENSES
                                                         ACCOUNT          ACCOUNT        ANNUALIZED           PAID
                                                          VALUE            VALUE           EXPENSE           DURING
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II           6/01/04         11/30/04           RATIO            PERIOD*
----------------------------------------------       --------------   --------------   --------------    --------------
Actual Fund Return                                   $     1,000.00   $     1,110.50        0.28%        $         1.48
Hypothetical 5% Return                               $     1,000.00   $     1,023.60        0.28%        $         1.42

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, mutiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company (Cost $358,983) at Value+                      $      505,179
Receivable for Fund Shares Sold                                                               288
Prepaid Expenses and Other Assets                                                               7
                                                                                   --------------
      Total Assets                                                                        505,474
                                                                                   --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                            192
   Fund Shares Redeemed                                                                        95
Accrued Expenses and Other Liabilities                                                         40
                                                                                   --------------
      Total Liabilities                                                                       327
                                                                                   --------------
NET ASSETS                                                                         $      505,147
                                                                                   ==============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                            38,278,517
                                                                                   ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $        13.20
                                                                                   ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                    $      404,649
Accumulated Net Investment Income (Loss)                                                    1,629
Accumulated Net Realized Gain (Loss)                                                      (47,327)
Unrealized Appreciation (Depreciation) from Investment Securities                         146,196
                                                                                   --------------
      Total Net Assets                                                             $      505,147
                                                                                   ==============

----------
+     See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                       $        5,550
   Interest                                                                                    70
   Income from Securities Lending                                                              44
   Expenses Allocated from Master Funds                                                    (1,004)
                                                                                   --------------
          Total Investment Income                                                           4,660
                                                                                   --------------
EXPENSES
   Accounting & Transfer Agent Fees                                                            37
   Legal Fees                                                                                  19
   Audit Fees                                                                                   4
   Filing Fees                                                                                 37
   Shareholders' Reports                                                                       29
   Directors' Fees and Expenses                                                                 3
   Other                                                                                        2
                                                                                   --------------
          Total Expenses                                                                      131
                                                                                   --------------
   NET INVESTMENT INCOME (LOSS)                                                             4,529
                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                     545
   Change in Unrealized Appreciation (Depreciation) of Investment Securities               71,953
                                                                                   --------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                72,498
                                                                                   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $       77,027
                                                                                   ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                        YEAR              YEAR
                                                                                       ENDED             ENDED
                                                                                      NOV. 30,          NOV. 30,
                                                                                        2004              2003
                                                                                   --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $        4,529    $        1,383
   Net Realized Gain (Loss) on Investment Securities Sold                                     545            (6,688)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities               71,953            63,677
                                                                                   --------------    --------------
          Net Increase (Decrease) in Net Assets Resulting from Operations                  77,027            58,372
                                                                                   --------------    --------------
Distributions From:
   Net Investment Income                                                                   (4,155)             (932)
                                                                                   --------------    --------------
          Total Distributions                                                              (4,155)             (932)
                                                                                   --------------    --------------
Capital Share Transactions (1):
   Shares Issued                                                                          136,094           119,357
   Shares Issued in Lieu of Cash Distributions                                              4,155               932
   Shares Redeemed                                                                        (36,232)          (44,801)
                                                                                   --------------    --------------
          Net Increase (Decrease) from Capital Share Transactions                         104,017            75,488
                                                                                   --------------    --------------
          Total Increase (Decrease)                                                       176,889           132,928

NET ASSETS
   Beginning of Period                                                                    328,258           195,330
                                                                                   --------------    --------------
   End of Period                                                                   $      505,147    $      328,258
                                                                                   ==============    ==============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                        11,326            13,003
      Shares Issued in Lieu of Cash Distributions                                             352               106
      Shares Redeemed                                                                      (3,038)           (5,040)
                                                                                   --------------    --------------
                                                                                            8,640             8,069
                                                                                   ==============    ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR            YEAR            YEAR            YEAR            YEAR
                                                  ENDED           ENDED           ENDED           ENDED           ENDED
                                                 NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                   2004            2003            2002            2001            2000
                                               ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period           $      11.08    $       9.06    $      11.46    $      10.74    $      10.68
                                               ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.13            0.05            0.04            0.10            0.17
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                  2.12            2.01           (2.34)           0.77            0.12
                                               ------------    ------------    ------------    ------------    ------------
      Total from Investment Operations                 2.25            2.06           (2.30)           0.87            0.29
                                               ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.13)          (0.04)          (0.10)          (0.15)          (0.09)
   Net Realized Gains                                    --              --              --              --           (0.14)
                                               ------------    ------------    ------------    ------------    ------------
      Total Distributions                             (0.13)          (0.04)          (0.10)          (0.15)          (0.23)
                                               ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                 $      13.20    $      11.08    $       9.06    $      11.46    $      10.74
                                               ============    ============    ============    ============    ============
Total Return                                          20.41%          22.91%         (20.26)%          8.17%           2.83%

Net Assets, End of Period (thousands)          $    505,147    $    328,258    $    195,330    $    116,355    $     54,476
Ratio of Expenses to Average Net Assets (1)            0.28%           0.30%           0.30%           0.34%           0.44%
Ratio of Net Investment Income to Average Net
   Assets                                              1.11%           0.57%           0.57%           1.10%           1.78%
Portfolio Turnover Rate                                 N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series             5%              6%             15%             11%             39%

----------
(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A Refers to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 30% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $6,699.

     3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise. As of November 30, 2004 there were no permanent differences.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                       ORDINARY INCOME
                                       AND SHORT-TERM    LONG-TERM
                                        CAPITAL GAINS   CAPITAL GAIN     TOTAL
                                       ---------------  ------------   ---------
     2004                              $         4,155            --   $   4,155
     2003                                          932            --         932

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   TOTAL NET
                                                 DISTRIBUTABLE
                 UNDISTRIBUTED      CAPITAL        EARNINGS
                NET INVESTMENT       LOSS        (ACCUMULATED
                    INCOME       CARRYFORWARDS      LOSSES)
                --------------   -------------   -------------
                $        1,634   $     (47,217)  $     (45,583)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of $47,217,000, of which $2,413,000, $1,364,000, $36,758,000 and
$6,682,000 will expire on November 30, 2008, November 30, 2009, November 30, 2010 and November 30, 2011, respectively.

     During the year ended November 30, 2004, Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $525,000.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                NET
                                                            UNREALIZED
             FEDERAL       UNREALIZED      UNREALIZED     APPRECIATION/
             TAX COST     APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
            -----------   ------------   --------------   --------------
            $   359,092   $    146,087               --   $      146,087

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Portfolio under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for it's particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

                       THE TAX-MANAGED U.S.      RUSSELL 3000
                     MARKETWIDE VALUE SERIES     VALUE INDEX
  12/14/98           $   10,000                  $   10,000
  12/31/98           $   10,310                  $   10,636
   1/31/99           $   10,380                  $   10,695
   2/28/99           $   10,011                  $   10,500
   3/31/99           $   10,371                  $   10,695
   4/30/99           $   11,611                  $   11,693
   5/31/99           $   11,791                  $   11,598
   6/30/99           $   12,081                  $   11,941
   7/31/99           $   11,621                  $   11,596
   8/31/99           $   11,221                  $   11,167
   9/30/99           $   10,641                  $   10,789
  10/31/99           $   10,811                  $   11,349
  11/30/99           $   10,751                  $   11,269
  12/31/99           $   10,921                  $   11,342
 1/31/2000           $   10,291                  $   10,977
 2/29/2000           $    9,570                  $   10,261
 3/31/2000           $   10,701                  $   11,422
 4/30/2000           $   10,981                  $   11,302
 5/31/2000           $   10,861                  $   11,402
 6/30/2000           $   10,191                  $   10,937
 7/31/2000           $   10,701                  $   11,090
 8/31/2000           $   11,350                  $   11,698
 9/30/2000           $   11,230                  $   11,794
10/31/2000           $   11,560                  $   12,062
11/30/2000           $   11,080                  $   11,627
12/31/2000           $   12,141                  $   12,251
 1/31/2001           $   13,021                  $   12,317
 2/28/2001           $   12,861                  $   11,997
 3/31/2001           $   12,471                  $   11,589
 4/30/2001           $   13,230                  $   12,154
 5/31/2001           $   13,540                  $   12,430
 6/30/2001           $   13,390                  $   12,209
 7/31/2001           $   13,210                  $   12,166
 8/31/2001           $   12,431                  $   11,709
 9/30/2001           $   10,901                  $   10,852
10/31/2001           $   10,961                  $   10,783
11/30/2001           $   12,001                  $   11,421
12/31/2001           $   12,370                  $   11,720
 1/31/2002           $   11,940                  $   11,647
 2/28/2002           $   11,770                  $   11,669
 3/31/2002           $   12,271                  $   12,246
 4/30/2002           $   11,801                  $   11,891
 5/31/2002           $   11,651                  $   11,913
 6/30/2002           $   10,510                  $   11,263
 7/31/2002           $    9,210                  $   10,169
 8/31/2002           $    9,360                  $   10,237
 9/30/2002           $    8,500                  $    9,127
10/31/2002           $    8,950                  $    9,764
11/30/2002           $    9,570                  $   10,390
12/31/2002           $    9,020                  $    9,939
 1/31/2003           $    8,829                  $    9,695
 2/28/2003           $    8,589                  $    9,432
 3/31/2003           $    8,589                  $    9,454
 4/30/2003           $    9,399                  $   10,291
 5/31/2003           $   10,189                  $   10,982
 6/30/2003           $   10,278                  $   11,123
 7/31/2003           $   10,608                  $   11,316
 8/31/2003           $   11,028                  $   11,511
 9/30/2003           $   10,689                  $   11,397
10/31/2003           $   11,448                  $   12,112
11/30/2003           $   11,758                  $   12,299
12/31/2003           $   12,368                  $   13,033
 1/31/2004           $   12,638                  $   13,279
 2/29/2004           $   12,918                  $   13,562
 3/31/2004           $   12,898                  $   13,467
 4/30/2004           $   12,668                  $   13,109
 5/31/2004           $   12,768                  $   13,244
 6/30/2004           $   13,168                  $   13,584
 7/31/2004           $   12,708                  $   13,356
 8/31/2004           $   12,638                  $   13,541
 9/30/2004           $   13,098                  $   13,778
10/31/2004           $   13,278                  $   14,006
11/30/2004           $   14,168                  $   14,759

   AVERAGE ANNUAL   ONE     FIVE      FROM
   TOTAL RETURN     YEAR    YEARS  12/14/1998
   ------------------------------------------
                   20.49%    5.68%     6.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                  BEGINNING        ENDING                          EXPENSES
                                                   ACCOUNT        ACCOUNT         ANNUALIZED         PAID
                                                   VALUE           VALUE           EXPENSE          DURING
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES       6/01/04        11/30/04          RATIO           PERIOD*
--------------------------------------------    -------------   -------------   -------------    -------------
Actual Fund Return                              $    1,000.00   $    1,109.60         0.25%      $        1.32
Hypothtical 5% Return                           $    1,000.00   $    1,023.75         0.25%      $        1.26

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Financials                                                                 24.1%
Consumer Discretionary                                                     22.8
Energy                                                                     11.3
Industrials                                                                10.7
Information Technology                                                      9.4
Materials                                                                   6.5
Telecommunication Services                                                  5.9
Health Care                                                                 4.3
Consumer Staples                                                            4.1
Utilities                                                                   0.5
Other                                                                       0.3
REITS                                                                       0.1
                                                                          -----
                                                                          100.0%
                                                                          =====

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 COMMON STOCKS -- (90.3%)
   1st Source Corp.                                                                9,700   $       254,625
   21st Century Insurance Group                                                   37,700           489,346
 * 3Com Corp.                                                                    193,900           860,916
 * 4Kids Entertainment, Inc.                                                       1,500            30,645
 # A.G. Edwards, Inc.                                                             48,600         1,900,260
 * AAR Corp.                                                                       9,900           135,333
 * ABX Air, Inc.                                                                  19,300           151,698
 * Accelrys, Inc.                                                                 15,800            98,908
 * ACE Cash Express, Inc.                                                            400            10,670
 * Aclara BioSciences, Inc.                                                        9,400            39,292
 * Acme Communications, Inc.                                                         300             1,764
 * ACT Manufacturing, Inc.                                                           100                 0
 * Actel Corp.                                                                     7,300           125,268
 # Action Performance Companies, Inc.                                              6,700            72,293
 * ActivCard Corp.                                                                 7,200            57,312
 * Active Power, Inc.                                                             11,300            51,415
 * Activision, Inc.                                                               48,150           756,918
 * Adaptec, Inc.                                                                  36,500           284,700
 * ADC Telecommunications, Inc.                                                  173,900           408,665
 * ADE Corp.                                                                       2,600            47,996
 * Adept Technology, Inc.                                                            700             1,155
 * Administaff, Inc.                                                              30,800           458,920
 * Advanced Digital Information Corp.                                             23,300           213,894
 * Advanced Energy Industries, Inc.                                                1,600            13,680
   Advanced Marketing Services, Inc.                                               7,400            79,550
 * Advanced Micro Devices, Inc.                                                  103,800         2,208,864
 * Advanced Power Technology, Inc.                                                 1,200             9,012
   Advanta Corp. Class A                                                          14,400           322,272
   Advanta Corp. Class B Non-Voting                                               15,000           358,200
 * Advent Software, Inc.                                                          10,700           214,107
 * Aehr Test Systems                                                                 500             1,090
 * AEP Industries, Inc.                                                            8,300            90,802
 * Aeroflex, Inc.                                                                  9,100           111,475
 * Aether Systems, Inc.                                                           13,900            51,708
   Aetna, Inc.                                                                    91,900        10,891,069
 * Aetrium, Inc.                                                                     100               360
 * Aftermarket Technology Corp.                                                    1,500            26,130
*# AGCO Corp.                                                                     47,700         1,039,383
 * Agile Software Corp.                                                            2,500            20,900
   Agilysys, Inc.                                                                 22,600           373,578
 * Air Methods Corp.                                                               1,900            13,813
   Airgas, Inc.                                                                   78,300         2,081,214
   Alamo Group, Inc.                                                               3,800            79,420
*# Alaska Air Group, Inc.                                                         16,700           521,541
   Albany International Corp. Class A                                             17,000           568,650
 * Albany Molecular Research, Inc.                                                 4,900            52,528
   Albemarle Corp.                                                                18,200           725,088
 # Albertson's, Inc.                                                             294,200         7,443,260
   Alcoa, Inc.                                                                     2,552            86,717
 * Alderwoods Group, Inc.                                                          5,100            53,958
   Alexander & Baldwin, Inc.                                                      30,900         1,307,379
 * Alexion Pharmaceuticals, Inc.                                                   6,600           136,488
   Alfa Corp.                                                                     30,557           462,939
 * Align Technology, Inc.                                                          1,000            10,570
 * All American Semiconductor, Inc.                                                1,300             7,930
 * Allegheny Corp.                                                                 2,265           640,021
   Allegheny Technologies, Inc.                                                    4,200            92,400
 * Alliance Semiconductor Corp.                                                    5,800   $        20,300
 * Allied Defense Group, Inc.                                                      3,000            61,440
 * Allied Healthcare International, Inc.                                           1,200             6,456
 * Allied Healthcare Products, Inc.                                                  400             2,476
 * Allied Holdings, Inc.                                                           1,100             2,821
*# Allied Waste Industries, Inc.                                                  95,200           865,368
 * Allmerica Financial Corp.                                                      16,000           520,800
 * Alloy, Inc.                                                                     1,200             5,400
 * Allscripts Healthcare Solutions, Inc.                                          22,400           220,640
   Allstate Corp.                                                                573,700        28,971,850
   Alltel Corp.                                                                      500            28,345
   Alpharma, Inc. Class A                                                         33,800           561,418
   AMBAC Financial Group, Inc.                                                    58,200         4,733,406
   Ambassadors Group, Inc.                                                           700            24,346
   Ambassadors International, Inc.                                                 4,000            54,960
 * AMC Entertainment, Inc.                                                         9,700           187,501
   Amerada Hess Corp.                                                             92,600         8,227,510
 * America Services Group, Inc.                                                      600            15,030
*# America West Holdings Corp. Class B                                               200             1,162
   American Axle & Manufacturing Holdings, Inc.                                   50,300         1,466,748
 # American Capital Strategies, Ltd.                                              18,023           575,655
 * American Dental Partners, Inc.                                                  1,800            32,958
   American Financial Group, Inc.                                                 73,500         2,313,780
 # American Greetings Corp. Class A                                               34,700           923,714
 * American Independence Corp.                                                     1,266            18,711
 # American Italian Pasta Co.                                                      9,000           173,340
 * American Medical Security Group, Inc.                                           7,200           232,776
   American National Insurance Co.                                                24,200         2,459,930
   American Pacific Corp.                                                            500             4,175
 * American Physicians Capital, Inc.                                               4,000           133,240
   American Power Conversion Corp.                                                 3,000            63,420
 * American Retirement Corp.                                                       9,800            77,910
   American Shared Hospital Services                                                 600             3,162
   American Software, Inc. Class A                                                 4,500            26,775
 * American Superconductor Corp.                                                   3,800            52,615
 * American Technical Ceramics Corp.                                                 500             5,005
*# American Tower Corp.                                                           78,900         1,430,457
 * American West Bancorporation                                                      666            13,986
 * AmeriCredit Corp.                                                              32,000           670,080
 * AmeriServe Financial, Inc.                                                        200             1,040
 # AmerisourceBergen Corp.                                                       136,372         8,037,766
   Ameron International Corp.                                                      4,000           151,920
 # AmerUs Group Co.                                                               28,300         1,233,031
 * AMN Healthcare Services, Inc.                                                   7,300           116,800
*# AMR Corp.                                                                       7,500            67,725
   Amrep Corp.                                                                       500             8,895
   AmSouth Bancorporation                                                          2,500            64,825
   Anadarko Petroleum Corp.                                                      323,234        22,497,086
*# Anadigics, Inc.                                                                 1,800             6,066
 * Analex Corp.                                                                      200               810
   Analogic Corp.                                                                  9,933           450,164
 * Analysts International Corp.                                                      200               670
 * Anaren, Inc.                                                                    8,700           116,876
 * Andrew Corp.                                                                   71,873         1,020,597
 # Anixter International, Inc.                                                       400            15,092

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * AnnTaylor Stores Corp.                                                         39,375   $       863,887
 * AnswerThink, Inc.                                                              15,200            68,552
*# Anthem, Inc.                                                                   52,339         5,303,511
 # AON Corp.                                                                     139,900         2,954,688
 * APA Enterprises, Inc.                                                           5,200            11,232
   Apache Corp.                                                                  228,346        12,344,385
   Apogee Enterprises, Inc.                                                        9,600           139,968
 * Apple Computer, Inc.                                                          155,000        10,392,750
 * Applica, Inc.                                                                   4,600            23,230
 * Applied Films Corp.                                                             5,400           119,664
   Applied Industrial Technologies, Inc.                                          11,700           487,305
 * Applied Innovation, Inc.                                                        1,300             4,654
 * Applied Micro Circuits Corp.                                                  127,400           468,832
   Applied Signal Technologies, Inc.                                               2,400            91,104
 * Apropos Technology, Inc.                                                        7,000            20,930
   Aptargroup, Inc.                                                                6,500           341,575
 * aQuantive, Inc.                                                                13,000           112,970
 * Arch Capital Group, Ltd.                                                        3,900           151,905
   Arch Chemicals, Inc.                                                            7,500           219,000
 # Arch Coal, Inc.                                                                18,995           725,609
   Archer-Daniels-Midland Co.                                                    548,965        11,638,058
*# Arena Pharmaceuticals, Inc.                                                       400             2,240
 * Argonaut Group, Inc.                                                            2,050            40,754
 * Ariba, Inc.                                                                     5,350            88,275
   Arkansas Best Corp.                                                            11,000           474,320
 * Armor Holdings, Inc.                                                           10,700           461,919
 * Arqule, Inc.                                                                    3,100            17,174
 * Arris Group, Inc.                                                              59,400           337,986
 * Arrow Electronics, Inc.                                                        35,200           863,456
 * Artesyn Technologies, Inc.                                                     30,500           290,360
   ArvinMeritor, Inc.                                                                200             4,390
 * Ascential Software Corp.                                                       40,525           553,977
   Ashland, Inc.                                                                  67,600         3,998,540
 * Ashworth, Inc.                                                                  4,000            36,200
 * Aspect Communications Corp.                                                     8,400            91,140
 * Aspect Medical Systems, Inc.                                                    1,600            39,040
 * Aspen Technology, Inc.                                                          5,900            34,043
   Associated Banc-Corp                                                            1,885            62,639
 * Astec Industries, Inc.                                                         10,800           179,712
 # Astoria Financial Corp.                                                         5,400           224,100
   Astro-Med, Inc.                                                                 1,300            11,740
*# AstroPower, Inc.                                                                5,400                51
   AT&T Corp.                                                                    499,000         9,131,700
 * Atmel Corp.                                                                    27,900            99,045
 * ATP Oil & Gas Corp.                                                             6,900            98,325
   Atrion Corp.                                                                      200             9,044
 * Atwood Oceanics, Inc.                                                           1,600            83,888
 * Audiovox Corp. Class A                                                         23,900           357,305
 * August Technology Corp.                                                         8,600            72,670
 * autobytel.com, Inc.                                                             7,300            53,144
 * AutoNation, Inc.                                                              324,600         6,011,592
 * Avatar Holdings, Inc.                                                           1,700            80,359
 * Aviall, Inc.                                                                    5,600           127,344
*# Avici Systems, Inc.                                                               200             1,430
*# Avid Technology, Inc.                                                           4,700           268,229
 * Avigen, Inc.                                                                      100               345
 * Avnet, Inc.                                                                    37,900           697,360
*# Avocent Corp.                                                                  20,400           773,772
   AVX Corp.                                                                     176,800         2,225,912
 * Aware, Inc.                                                                    21,800           107,038
 * Axcelis Technologies, Inc.                                                     51,400           375,220
 * Axsys Technologies, Inc.                                                          450   $         8,136
 * Aztar Corp.                                                                    30,900         1,045,038
 * AZZ, Inc.                                                                       3,600            54,900
   Baldwin & Lyons, Inc. Class B                                                   1,500            39,000
 * Bancinsurance Corp.                                                             1,800            13,356
   Bandag, Inc.                                                                    4,500           224,415
   Bandag, Inc. Class A                                                            2,600           118,508
   Bank of America Corp.                                                          28,000         1,295,560
   Bank of Hawaii Corp.                                                           64,600         3,136,330
 # Banknorth Group, Inc.                                                           3,000           107,910
 * BankUnited Financial Corp. Class A                                             16,500           507,210
   Banner Corp.                                                                    5,966           196,997
   Banta Corp.                                                                    13,000           578,500
 * Barnes & Noble, Inc.                                                           28,700           777,196
   Bassett Furniture Industries, Inc.                                              3,579            70,542
   Bay View Capital Corp.                                                          1,690            29,068
 * BayCorp Holdings, Ltd.                                                             34               430
   BB&T Corp.                                                                        437            18,551
   Bear Stearns Companies, Inc.                                                   78,522         7,662,177
 * BearingPoint, Inc.                                                             52,000           452,400
 # Beazer Homes USA, Inc.                                                         10,001         1,240,124
 # Belden CDT, Inc.                                                               18,550           430,174
 * Bell Industries, Inc.                                                           2,700             7,857
 * Bell Microproducts, Inc.                                                        9,600            82,080
   Belo Corp. Class A                                                            109,700         2,766,634
 * Benchmark Electronics, Inc.                                                    12,600           441,630
   Berkley (W.R.) Corp.                                                           23,625         1,071,394
 * Beverly Enterprises, Inc.                                                      26,800           232,356
*# Big Lots, Inc.                                                                 84,200           976,720
 * Bio-Logic Systems Corp.                                                           300             2,448
 * BioMarin Pharmaceutical, Inc.                                                  15,200            81,016
 * Bio-Rad Laboratories, Inc. Class A                                              4,000           226,800
 * Biosource International, Inc.                                                   2,600            17,108
*# BJ's Wholesale Club, Inc.                                                         500            14,845
   Black Box Corp.                                                                18,500           789,580
   Blair Corp.                                                                     4,600           161,000
 # Blockbuster, Inc. Class A                                                      47,000           398,560
 * Blonder Tongue Laboratories, Inc.                                                 500             2,375
 * Blue Martini Software, Inc.                                                     2,800             7,781
 * Bluegreen Corp.                                                                 7,800           124,020
   Bob Evans Farms, Inc.                                                          20,000           505,000
 * Boca Resorts, Inc.                                                             35,200           842,688
*# Bogen Communications International,Inc.                                           700             3,447
 * Bombay Co., Inc.                                                                9,900            68,508
   Bon-Ton Stores, Inc.                                                            4,800            67,200
   Books-A-Million, Inc.                                                           5,000            46,100
 # Borders Group, Inc.                                                            73,400         1,672,052
   BorgWarner, Inc.                                                               46,200         2,312,772
 * Borland Software Corp.                                                          9,700           113,393
 * Boston Communications Group, Inc.                                               5,300            47,170
 * Bottomline Technologies, Inc.                                                   1,000            11,700
 # Bowater, Inc.                                                                  38,100         1,543,431
   Bowne & Co., Inc.                                                              29,300           451,220
   Boyd Gaming Corp.                                                              42,300         1,554,948
 * Boyds Collection, Ltd.                                                          8,600            30,186
 * Brigham Exploration Co.                                                         1,100            10,285
 * Brightpoint, Inc.                                                               2,250            42,997
 * Brillian Corp.                                                                  1,475             4,543
*# Broadcom Corp.                                                                 42,400         1,378,848
   Brookline Bancorp, Inc.                                                        30,250           490,050

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Brookstone, Inc.                                                                3,375   $        61,762
 * Brooktrout, Inc.                                                                3,300            40,458
   Brown Shoe Company, Inc.                                                       10,800           308,016
 * Bruker BioSciences Corp.                                                       20,400            94,044
   Brunswick Corp.                                                                51,400         2,509,348
 * Brush Engineered Materials, Inc.                                                3,000            58,500
 * BTU International, Inc.                                                           500             1,490
 * Buca, Inc.                                                                        100               600
 * Buckeye Technologies, Inc.                                                     19,400           240,366
   Building Materials Holding Corp.                                                8,100           295,245
   Burlington Coat Factory Warehouse Corp.                                        51,900         1,209,789
   Burlington Northern Santa Fe Corp.                                            311,900        14,047,976
   Burlington Resources, Inc.                                                    321,400        14,916,174
   C&D Technologies, Inc.                                                         15,200           263,416
   Cabot Corp.                                                                    27,400         1,031,610
   Cabot Oil & Gas Corp.                                                          17,100           827,298
 * Cache, Inc.                                                                     1,050            17,335
 * Caesars Entertainment, Inc.                                                   247,700         4,656,760
 * CalAmp Corp.                                                                    1,600            15,312
   Calgon Carbon Corp.                                                            32,900           307,615
 * California Coastal Communities, Inc.                                              700            15,603
 * Caliper Life Sciences, Inc.                                                    14,800           103,452
   Callaway Golf Co.                                                              41,000           482,160
 * Callon Petroleum Co.                                                           11,000           154,110
 # Cal-Maine Foods, Inc.                                                              16               212
   Cambrex Corp.                                                                  16,400           406,720
 * Candela Corp.                                                                   5,400            52,812
 * Capital Pacific Holdings, Inc.                                                  5,700            22,657
 * Capital Senior Living Corp.                                                     9,600            49,824
 * Captaris, Inc.                                                                 10,800            53,028
 * Caraustar Industries, Inc.                                                     24,100           387,769
 * Cardiac Sciences, Inc.                                                          2,100             4,452
 * CarMax, Inc.                                                                   21,729           605,153
   Carpenter Technology Corp.                                                     14,100           824,145
 * Carreker Corp.                                                                  2,200            18,568
 * Carriage Services, Inc.                                                         1,700             8,551
 * Carrizo Oil & Gas, Inc.                                                         1,700            16,439
   Cascade Corp.                                                                   3,500           112,315
 * Casella Waste Systems, Inc. Class A                                             6,400            96,704
   Casey's General Stores, Inc.                                                   24,500           474,565
   Cash America International, Inc.                                               19,100           489,915
 * Castle (A.M.) & Co.                                                               100             1,272
   Castle Energy Corp.                                                             1,700            21,420
*# Casual Male Retail Group, Inc.                                                 20,000            86,400
 *  Catalytica Energy Systems, Inc.                                                6,900            14,490
   Cato Corp. Class A                                                                400            10,672
 * Cavalier Homes, Inc.                                                            5,800            32,074
 * Cavco Industries, Inc.                                                          3,025           121,907
   CBRL Group, Inc.                                                               60,100         2,450,277
   CDI Corp.                                                                       9,800           189,336
 * Celadon Group, Inc.                                                             2,000            42,800
 * Celestica, Inc.                                                                   562             8,531
 * Cell Genesys, Inc.                                                              3,700            27,158
 * CellStar Corp.                                                                  5,000            18,250
   Cendant Corp.                                                                 618,879        14,029,987
 # Centex Corp.                                                                  121,000         6,348,870
 * Centillium Communications, Inc.                                                 6,300            15,876
 * Central Garden & Pet Co.                                                        7,100           274,770
   Central Parking Corp.                                                          30,900           469,062
 * Century Aluminum Co.                                                           24,600           630,252
 * Century Business Services, Inc.                                                42,800   $       184,040
   CenturyTel, Inc.                                                                3,100           102,052
 * Cenveo, Inc.                                                                   12,000            38,280
 * Ceradyne, Inc.                                                                  1,500            74,100
 * Ceres Group, Inc.                                                               1,900             9,500
   CFS Bancorp, Inc.                                                               3,023            41,657
 * Chalone Wine Group, Ltd.                                                          700             8,282
*# Champion Enterprises, Inc.                                                      8,800           101,024
 * Channell Commercial Corp.                                                         700             5,250
 * Charles and Colvard, Ltd.                                                       1,000             9,539
 * Charlotte Russe Holding, Inc.                                                     200             2,330
*# Charming Shoppes, Inc.                                                         50,800           474,980
*# Chart Industries, Inc.                                                              3               141
 * Checkers Drive-In Restaurants, Inc.                                             3,100            38,378
 * CheckFree Corp.                                                                21,400           792,870
 * Checkpoint Systems, Inc.                                                       24,200           446,732
   Chemed Corp.                                                                    1,200            74,448
   Chemical Financial Corp.                                                        2,100            87,990
   Chesapeake Corp.                                                                9,000           242,910
 # Chesapeake Energy Corp.                                                       143,100         2,575,800
 * Chiquita Brands International, Inc.                                               900            17,802
 * Chromcraft Revington, Inc.                                                        700             8,757
 * Chronimed, Inc.                                                                 3,100            20,429
   Chubb Corp.                                                                   136,900        10,433,149
 * Ciber, Inc.                                                                    32,200           300,426
 * CIENA Corp.                                                                    15,900            40,545
   CIGNA Corp.                                                                    69,000         4,831,380
 * Cimarex Energy Co.                                                              6,111           245,540
   Cincinnati Financial Corp.                                                    143,745         6,439,776
 * Ciphergen Biosystems, Inc.                                                      6,900            22,218
 * Ciprico, Inc.                                                                     400             1,660
   CIRCOR International, Inc.                                                      8,550           178,267
   Circuit City Stores, Inc.                                                     171,800         2,678,362
   Citigroup, Inc.                                                                45,069         2,016,838
 # Citizens Communications Co.                                                   133,500         1,909,050
   Citizens South Banking Corp.                                                    1,842            24,130
   City Holding Co.                                                                6,500           239,980
 * Clark, Inc.                                                                     9,200           153,180
*# Clarus Corp.                                                                    8,800            76,340
 * Clayton Williams Energy, Inc.                                                   6,100           139,629
 * Clean Harbors, Inc.                                                             3,200            40,096
   Clear Channel Communications, Inc.                                            576,100        19,403,048
 # Cleveland-Cliffs, Inc.                                                          4,300           416,670
 * CMS Energy Corp.                                                               25,775           262,905
 * CNA Financial Corp.                                                            70,500         1,840,755
 * CNA Surety Corp.                                                               14,300           186,758
*# CNET Networks, Inc.                                                            40,100           373,732
   Coachmen Industries, Inc.                                                       8,600           138,202
 * Cobra Electronics Corp.                                                         1,200             9,720
   Coca-Cola Enterprises, Inc.                                                   455,800         9,480,640
 * Coherent, Inc.                                                                 13,100           378,459
   Cohu, Inc.                                                                      2,981            49,962
 * Coldwater Creek, Inc.                                                           1,350            35,370
 * Collins & Aikman Corp.                                                         16,500            58,575
   Columbia Banking System, Inc.                                                   7,623           193,548
 * Comarco, Inc.                                                                   8,700            70,470
 * Comcast Corp. Class A                                                         461,469        13,862,529
 * Comcast Corp. Special Class A Non-Voting                                      322,500         9,562,125
 # Comerica, Inc.                                                                 72,600         4,464,900
 * Comfort Systems USA, Inc.                                                      12,700            91,440

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Commerce Bancshares, Inc.                                                       1,701   $        83,196
   Commerce Group, Inc.                                                           19,100         1,134,349
 # Commercial Capital Bancorp, Inc.                                                6,669           159,122
   Commercial Federal Corp.                                                       34,300           999,159
   Commercial Metals Co.                                                          18,600           843,324
 * Commonwealth Industries, Inc.                                                   2,900            37,961
 * CommScope, Inc.                                                                21,500           415,380
   Community Bank System, Inc.                                                    11,400           315,780
 * Community Health Systems, Inc.                                                    700            19,355
   Community West Bancshares                                                         400             4,220
 # Compass Bancshares, Inc.                                                        2,700           125,712
 * Compex Technologies, Inc.                                                       2,000             9,800
 * CompuCredit Corp.                                                              36,500           874,905
*# Compudyne Corp.                                                                 1,000             7,101
   Computer Associates International, Inc.                                       176,400         5,385,492
 * Computer Horizons Corp.                                                         9,600            36,480
 * Computer Network Technology Corp.                                               3,200            18,240
*# Computer Sciences Corp.                                                        38,200         2,066,620
 * Computer Task Group, Inc.                                                       5,600            20,384
 * Compuware Corp.                                                               151,500           874,155
 * Comstock Resources, Inc.                                                       13,700           297,427
 * Comtech Telecommunications Corp.                                                2,700            84,996
 * Comverse Technology, Inc.                                                     237,100         5,043,117
 * Concord Camera Corp.                                                            9,900            26,136
 * Conexant Systems, Inc.                                                         41,810            83,202
 * Conmed Corp.                                                                   14,650           424,410
   ConocoPhillips                                                                498,094        45,321,573
 * Consolidated Graphics, Inc.                                                     5,700           269,610
*# Constellation Brands, Inc.                                                     19,300           862,710
*# Continental Airlines, Inc.                                                     12,600           140,364
 * Continental Materials Corp.                                                       100             2,660
 * Convera Corp.                                                                   8,800            41,008
 * Convergys Corp.                                                                33,800           502,606
 # Cooper Tire & Rubber Co.                                                       47,200           963,824
   Coors (Adolph) Co. Class B                                                     16,800         1,258,320
*# Copper Mountain Networks, Inc.                                                    700             2,197
   Corn Products International, Inc.                                              32,200         1,752,324
 * Cornell Companies, Inc.                                                         2,400            35,160
 * Corning, Inc.                                                                 470,500         5,918,890
 * Correctional Services Corp.                                                     1,500             4,170
 * Corrections Corporation of America                                             11,900           470,050
   Corus Bankshares, Inc.                                                         13,400           652,178
 * Cosine Communications, Inc.                                                       800             2,456
   Countrywide Financial Corp.                                                   424,098        14,084,295
 * Covansys Corp.                                                                 21,000           282,660
 * Covenant Transport, Inc. Class A                                               15,100           290,222
 * COX Communications, Inc.                                                      356,500        12,359,855
 * Cox Radio, Inc.                                                                15,000           238,500
 * Credence Systems Corp.                                                          2,500            19,100
 * Credit Acceptance Corp.                                                        35,400           876,150
*# Cree, Inc.                                                                     29,900         1,069,822
 * Cross (A.T.) Co. Class A                                                        1,100             5,236
 * Cross Country Healthcare, Inc.                                                  5,000            88,750
*# Crown Castle International Corp.                                               68,300         1,152,904
 * Crown Holdings, Inc.                                                           67,300           861,440
 * Crown Media Holdings, Inc.                                                     13,500           119,610
*# CryoLife, Inc.                                                                  1,100             7,832
   CSS Industries, Inc.                                                            2,550            81,931
   CSX Corp.                                                                     191,300         7,294,269
   CT Communications, Inc.                                                         6,441            85,214
 * CTI Molecular Imaging, Inc.                                                     5,800   $        77,604
   CTS Corp.                                                                      22,300           297,928
   Cubic Corp.                                                                    31,500           803,250
 * Culp, Inc.                                                                      2,500            15,050
 * Cumulus Media, Inc. Class A                                                    15,600           238,368
 * CuraGen Corp.                                                                   5,400            32,562
 * Curative Health Services, Inc.                                                  2,500            14,275
   Curtiss-Wright Corp. Class B                                                    1,272            74,183
   Cutter & Buck, Inc.                                                             3,700            55,056
 * Cyberoptics Corp.                                                                 600             8,436
 * Cybersource Corp.                                                               6,500            45,890
*# Cypress Semiconductor Corp.                                                    46,900           461,965
   Cytec Industries, Inc.                                                         13,500           656,235
   D&E Communications, Inc.                                                        3,300            43,230
   D&K Healthcare Resources, Inc.                                                 13,600            98,736
   Dana Corp.                                                                    173,300         2,833,455
 * Datalink Corp.                                                                 12,500            23,737
   Datascope Corp.                                                                 5,617           225,186
 * Datastream Systems, Inc.                                                        3,900            23,010
 * Dave & Busters, Inc.                                                            3,900            72,930
 * DaVita, Inc.                                                                   75,000         2,491,500
 * Dawson Geophysical Co.                                                            400             9,340
 * Dean Foods Co.                                                                 34,300         1,086,281
*# Deckers Outdoor Corp.                                                           1,900            82,688
   Deere & Co.                                                                     2,500           179,325
 * Delphax Technologies, Inc.                                                        400             1,636
   Delphi Financial Group, Inc. Class A                                           16,500           766,590
   Delta Financial Corp.                                                             300             3,030
 * Denbury Resources, Inc.                                                        24,100           697,695
*# Dendreon Corp.                                                                  6,400            62,784
 * Department 56, Inc.                                                             3,900            66,027
 * Devcon International Corp.                                                        300             4,650
   Devon Energy Corp.                                                            163,800         6,784,596
 # Diamond Offshore Drilling, Inc.                                                80,300         3,008,038
 * DiamondCluster International, Inc.                                              5,000            61,150
   Diebold, Inc.                                                                     200            10,640
 * Diedrich Coffee, Inc.                                                             400             1,788
 * Digi International, Inc.                                                        4,300            66,177
 * Digimarc Corp.                                                                  2,400            22,104
*# Digital Angel Corp.                                                             5,900            37,701
 * Digital Insight Corp.                                                           7,900           128,967
 * Digitas, Inc.                                                                  15,500           127,255
   Dillards, Inc. Class A                                                         73,900         1,860,802
   Dime Community Bancshares                                                      19,912           365,385
   DIMON, Inc.                                                                    55,600           361,956
 * Diodes, Inc.                                                                    3,000            74,610
 * Discovery Partners International, Inc.                                          8,900            40,940
   Disney (Walt) Co.                                                             569,400        15,305,472
 * Distributed Energy Systems Corp.                                                2,000             5,360
 * Ditech Communications Corp.                                                    13,600           214,336
 * Dixie Group, Inc.                                                              11,100           177,933
 * Dollar Thrifty Automotive Group, Inc.                                          22,900           615,781
 * Dominion Homes, Inc.                                                              700            14,462
   Dominion Resources, Inc.                                                        1,194            78,171
 * DoubleClick, Inc.                                                              51,900           389,250
   Dover Motorsports, Inc.                                                         5,200            25,272
   Downey Financial Corp.                                                         21,200         1,224,088
 * Drew Industries, Inc.                                                             700            23,317
 * Dril-Quip, Inc.                                                                 2,600            62,062
 * drugstore.com, Inc.                                                            26,300            85,475
 * Ducommun, Inc.                                                                  1,000            25,350

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * DuPont Photomasks, Inc.                                                           600   $        15,828
 * Dura Automotive Systems, Inc.                                                   5,500            50,050
 * DUSA Pharmaceuticals, Inc.                                                     10,100           134,027
 * Dyax Corp.                                                                     15,200           120,536
 * Dycom Industries, Inc.                                                         21,399           623,567
 * Dynamex, Inc.                                                                     700            14,084
*# Dynegy, Inc.                                                                   69,100           390,415
 * E*TRADE Financial Corp.                                                       212,600         2,946,636
 * E.piphany, Inc.                                                                 4,600            20,792
 # Eagle Materials, Inc.                                                          19,681         1,542,400
   Eagle Materials, Inc. Class B                                                   9,015           681,534
 # Eastman Chemical Co.                                                           22,900         1,245,302
   Eastman Kodak Co.                                                             128,300         4,196,693
   Eaton Corp.                                                                     3,200           215,680
 * Edge Petroleum Corp.                                                            2,800            42,840
 * Edgewater Technology, Inc.                                                      7,700            32,186
 * eFunds Corp.                                                                   16,300           388,266
*# EGL, Inc.                                                                      12,800           431,872
   Electro Rent Corp.                                                              2,700            38,286
 * Electro Scientific Industries, Inc.                                             7,500           145,650
 * Electroglas, Inc.                                                                 200               652
   Electronic Data Systems Corp.                                                 375,700         8,434,465
 * Electronics for Imaging, Inc.                                                  24,000           401,520
 * eLoyalty Corp.                                                                    900             4,527
 * EMC Corp.                                                                      26,550           356,301
 * EMCOR Group, Inc.                                                               2,800           129,416
 * EMCORE Corp.                                                                    2,400             6,384
 * Emisphere Technologies, Inc.                                                    6,000            18,402
 * Emmis Communications Corp. Class A                                             18,800           347,612
 * EMS Technologies, Inc.                                                          9,700           152,193
 * Emulex Corp.                                                                    6,400            90,496
 * Encore Medical Corp.                                                            7,100            44,694
 * Encore Wire Corp.                                                               7,050            94,999
   Energen Corp.                                                                  11,300           653,818
 * Energy Partners, Ltd.                                                          11,500           222,755
 * Enesco Group, Inc.                                                              3,600            26,568
 * EnPro Industries, Inc.                                                          3,700           106,338
   ENSCO International, Inc.                                                      85,046         2,662,790
 * Entercom Communications Corp.                                                  10,500           378,210
 * Entravision Communications Corp.                                               55,400           454,280
 * Entrust, Inc.                                                                  66,800           249,164
 # EOG Resources, Inc.                                                            60,600         4,549,242
 * ePlus, Inc.                                                                     2,400            30,312
*# ePresence, Inc. Escrow Shares                                                   6,400               832
 * ESCO Technologies, Inc.                                                         5,700           417,240
 * ESS Technology, Inc.                                                           10,300            72,615
 * Esterline Technologies Corp.                                                    8,200           291,920
 * Exar Corp.                                                                     15,900           222,282
 * Exelixis, Inc.                                                                 32,600           292,422
 * Exponent, Inc.                                                                    500            13,895
 * Extreme Networks, Inc.                                                         33,232           226,975
 # F.N.B. Corp.                                                                   13,200           280,236
 # Fair Isaac Corp.                                                               12,922           428,752
 * Fairchild Corp. Class A                                                         8,100            24,300
 * Fairchild Semiconductor Corp. Class A                                          47,466           726,230
 * Famous Dave's of America, Inc.                                                  2,100            23,352
   Farmer Brothers Co.                                                             5,000           132,800
 * Faro Technologies, Inc.                                                         1,400            38,080
   FBL Financial Group, Inc. Class A                                              18,200           517,244
   Federated Department Stores, Inc.                                             171,600   $     9,403,680
   FedEx Corp.                                                                     4,782           454,433
   Fidelity National Financial, Inc.                                              90,335         3,874,468
 * Financial Federal Corp.                                                         2,100            80,766
 * Financial Industries Corp.                                                      2,444            19,430
   Finish Line, Inc. Class A                                                      23,400           430,560
 * Finlay Enterprises, Inc.                                                        4,400            85,448
   First American Corp.                                                           61,100         2,013,245
 * First Cash Financial Services, Inc.                                             2,700            70,308
   First Charter Corp.                                                             7,900           216,381
   First Citizens BancShares, Inc.                                                 3,900           530,653
   First Community Bancorp                                                         4,200           176,484
   First Community Bancshares, Inc.                                                3,000           106,860
 * First Consulting Group, Inc.                                                      200             1,094
 * First Horizon Pharmaceutical Corp.                                              5,665           110,807
   First Indiana Corp.                                                             7,775           180,147
 * First Mariner Bancorp                                                             300             5,157
   First Merchants Corp.                                                           7,031           189,485
   First Niagara Financial Group, Inc.                                            40,854           589,932
 # First PacTrust Bancorp, Inc.                                                      600            15,660
   First Place Financial Corp.                                                     3,780            85,050
   First Republic Bank                                                             6,800           349,452
   First State Bancorporation                                                      2,000            75,140
 * FirstFed Financial Corp.                                                        7,800           410,436
 * Flanders Corp.                                                                  1,900            18,962
 * Fleetwood Enterprises, Inc.                                                    39,700           537,935
   Florida East Coast Industries, Inc.                                             9,600           409,440
   Flowers Foods, Inc.                                                            39,150         1,195,249
 * Flowserve Corp.                                                                35,500           895,310
*# FLYi, Inc.                                                                      4,999             9,398
 * FMC Corp.                                                                      10,300           510,365
 * FMC Technologies, Inc.                                                          1,719            56,469
   FNB Corp.                                                                         700            13,685
 * Foodarama Supermarkets, Inc.                                                      100             4,050
   Foot Locker, Inc.                                                              32,000           831,360
 # Ford Motor Co.                                                              1,169,040        16,576,987
 * Forest Oil Corp.                                                               49,750         1,692,992
   Fortune Brands, Inc.                                                            2,000           156,960
 * Foster (L.B.) Co. Class A                                                         700             6,160
 * Foster Wheeler, Ltd.                                                              175             2,490
 * Fox Entertainment Group, Inc. Class A                                         119,300         3,507,420
*# FPIC Insurance Group, Inc.                                                      1,800            59,454
 # Fremont General Corp.                                                          32,300           768,740
 * Frontier Airlines, Inc.                                                        15,800           185,334
 * Frozen Food Express Industries, Inc.                                            4,300            50,740
 * FSI International, Inc.                                                           200               900
*# FuelCell Energy, Inc.                                                          12,200           122,610
   Fuller (H.B.) Co.                                                              12,200           349,164
   Furniture Brands International, Inc.                                           28,600           694,694
   G & K Services, Inc. Class A                                                    4,843           198,950
 * G-III Apparel Group, Ltd.                                                         500             3,075
 * GameStop Corp. Class B                                                         12,193           258,735
   GameTech International, Inc.                                                      800             3,065
 * Gardner Denver Machinery, Inc.                                                  5,500           189,200
 * Gateway, Inc.                                                                  24,100           164,121
 # GATX Corp.                                                                     27,197           800,680
*# Gaylord Entertainment Co.                                                      34,760         1,224,942
 * Gehl Co.                                                                          400             8,796
   Gencorp, Inc.                                                                  27,600           463,956
 * Gene Logic, Inc.                                                                4,600            15,502

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * General Binding Corp.                                                           2,600   $        34,658
 * General Communications, Inc. Class A                                           16,200           165,888
   General Electric Co.                                                              139             4,915
 # General Motors Corp.                                                          336,800        12,997,112
 * Genesee Corp. Class B                                                             100               210
 * Genesis HealthCare Corp.                                                          100             3,225
 * Genesis Microchip, Inc.                                                         9,200           150,052
 * Genlyte Group, Inc.                                                             6,100           489,037
 * Gentiva Health Services, Inc.                                                   2,800            46,620
 # Genuine Parts Co.                                                               3,800           164,958
   Georgia-Pacific Corp.                                                         178,600         6,538,546
 * Gerber Scientific, Inc.                                                           300             2,355
 * Getty Images, Inc.                                                             17,800         1,036,850
 * Giant Industries, Inc.                                                          2,900            81,200
   Gibraltar Industries, Inc.                                                     11,400           274,626
   Glatfelter (P.H.) Co.                                                          24,700           353,951
 * Global Payment Technologies, Inc.                                                 400             2,036
 * Globecomm Systems, Inc.                                                        10,200            64,056
   Gold Banc Corp.                                                                 4,700            70,312
*# Goodyear Tire & Rubber Co.                                                     52,300           660,026
   Goody's Family Clothing, Inc.                                                  35,300           343,822
 * Gottschalks, Inc.                                                               2,400            21,600
*# GP Strategies Corp.                                                             7,600            53,960
   Granite Construction, Inc.                                                     14,500           384,830
 * Graphic Packaging Corp.                                                         3,200            26,112
   Gray Television, Inc.                                                          23,340           350,100
   Great American Financial Resources, Inc.                                        2,300            40,158
 * Great Atlantic & Pacific Tea Co., Inc.                                         12,700            96,012
 # Great Lakes Chemical Corp.                                                     18,000           527,400
*# Grey Wolf, Inc.                                                                15,200            83,600
 * Griffin Land & Nurseries, Inc. Class A                                            400            10,560
 * Griffon Corp.                                                                  27,170           681,424
 * Group 1 Automotive, Inc.                                                       19,100           563,641
 * GSI Commerce, Inc.                                                              9,700           146,761
 * GTSI Corp.                                                                      1,600            16,224
 * Guess, Inc.                                                                    12,900           187,050
   Gulf Island Fabrication, Inc.                                                   2,900            61,683
 * Gulfmark Offshore, Inc.                                                         1,500            31,215
 * Ha-Lo Industries, Inc.                                                         19,500                14
 * Hain Celestial Group, Inc.                                                     15,100           293,393
   Hancock Holding Co.                                                             4,500           153,000
   Handleman Co.                                                                  25,400           538,480
 * Hanger Orthopedic Group, Inc.                                                   9,000            70,200
 * Hanover Compressor Co.                                                         15,100           220,460
   Harbor Florida Bancshares, Inc.                                                 5,200           182,520
   Harleysville Group, Inc.                                                       12,400           298,096
 * Harmonic, Inc.                                                                  2,400            18,648
 # Harrahs Entertainment, Inc.                                                     2,600           159,640
 # Harris Corp.                                                                   17,800         1,178,182
 * Harris Interactive, Inc.                                                        5,600            37,184
   Hartford Financial Services Group, Inc.                                       205,400        13,145,600
 * Harvard Bioscience, Inc.                                                       15,300            60,741
 * Harvest Natural Resources, Inc.                                                 3,800            69,350
   Hasbro, Inc.                                                                  229,000         4,357,870
 * Hastings Entertainment, Inc.                                                    5,000            40,850
 * Hauppauge Digital, Inc.                                                         1,200             6,587
 * Hawk Corp.                                                                        600             5,070
   HCC Insurance Holdings, Inc.                                                   11,800           391,052
 * Health Net, Inc.                                                               18,000   $       489,960
   Healthcare Services Group, Inc.                                                 1,200            24,888
 * HealthTronics Surgical Services, Inc.                                           7,900            59,013
   Hearst-Argyle Television, Inc.                                                 43,100         1,107,670
   Hector Communications Corp.                                                       200             4,240
   Heico Corp.                                                                     8,700           186,180
   Heico Corp. Class A                                                               870            14,277
 * Heidrick & Struggles International, Inc.                                        7,400           254,560
   Helmerich & Payne, Inc.                                                        32,600         1,063,738
*# Hercules, Inc.                                                                    100             1,490
 * Heritage Commerce Corp.                                                           800            15,648
 * Herley Industries, Inc.                                                         3,800            78,242
 * Hewitt Associates, Inc. Class A                                                 3,000            90,450
   Hewlett-Packard Co.                                                         1,298,900        25,978,000
 * Hexcel Corp.                                                                    5,000            76,250
   Hibernia Corp.                                                                  1,900            54,948
   Hilton Hotels Corp.                                                            42,400           875,984
 * Hines Horticulture, Inc.                                                        1,600             6,160
   HMN Financial, Inc.                                                             3,600           115,056
 * HMS Holdings Corp.                                                              4,500            31,590
*# Hollywood Entertainment Corp.                                                  15,400           195,426
 * Hologic, Inc.                                                                   6,500           162,435
   Hooper Holmes, Inc.                                                            34,400           180,600
   Horace Mann Educators Corp.                                                    21,700           412,300
   Horizon Financial Corp.                                                         1,900            38,969
 * Horizon Health Corp.                                                            2,000            47,980
*# Horizon Offshore, Inc.                                                          7,100             2,485
   Horton (D.R.), Inc.                                                            82,755         2,913,804
 * Houston Exploration Co.                                                        13,400           802,660
 * Hub Group, Inc. Class A                                                           500            21,750
 * Hudson Highland Group, Inc.                                                     3,390            92,581
   Hughes Supply, Inc.                                                            45,200         1,486,176
 * Human Genome Sciences, Inc.                                                    11,700           128,700
 * Humana, Inc.                                                                   94,100         2,335,562
 # Hunt (J.B.) Transport Services, Inc.                                           50,000         2,010,000
   Huntington Bancshares, Inc.                                                     2,500            60,650
*# Hutchinson Technology, Inc.                                                    22,300           730,771
 * Huttig Building Products, Inc.                                                  4,400            37,972
 * Hypercom Corp.                                                                 21,100           128,288
*# IAC/InterActiveCorp                                                           214,503         5,296,079
 * Ibis Technology Corp.                                                           1,600             4,064
 * Identix, Inc.                                                                  27,179           215,529
 # IDEX Corp.                                                                     12,750           510,000
 * IDT Corp.                                                                      11,100           162,837
 * IDT Corp. Class B                                                               1,100            16,907
 * iGATE Capital Corp.                                                            20,600            82,400
   IHOP Corp.                                                                      9,700           410,989
   IKON Office Solutions, Inc.                                                   107,000         1,206,960
 * ILEX Oncology, Inc.                                                            10,099           251,061
 * Illumina, Inc.                                                                 24,400           185,440
 # ILX Resorts, Inc.                                                                 200             2,324
 * Image Entertainment, Inc.                                                       4,800            29,136
   Imation Corp.                                                                  31,300         1,008,173
 * IMCO Recycling, Inc.                                                            3,900            63,024
 * ImmunoGen, Inc.                                                                 4,400            34,408
 * Impath, Inc.                                                                      600             2,700
 * IMPCO Technologies, Inc.                                                        3,700            24,568
 * Imperial Sugar Co.                                                                300             5,877
   Independence Community Bank Corp.                                              52,087         2,212,656
   IndyMac Bancorp, Inc.                                                          22,400           727,776

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Infinity Property & Casualty Corp.                                             11,400   $       421,800
 * InFocus Corp.                                                                   7,000            46,900
 * Infonet Services Corp.                                                         58,600           116,614
 * Informatica Corp.                                                                 400             3,120
 * Inforte Corp.                                                                   6,700            45,292
 * Infosonics Corp.                                                                  600             2,004
 * InfoSpace, Inc.                                                                 8,500           376,550
   Ingles Market, Inc. Class A                                                     5,000            63,950
 * Ingram Micro, Inc.                                                             71,200         1,369,888
 * Innotrac Corp.                                                                    200             1,690
 * Innovative Solutions & Support, Inc.                                            1,100            33,671
 * Innovex, Inc.                                                                   4,500            22,455
 * Insight Communications Co., Inc.                                               15,650           132,555
 * Insight Enterprises, Inc.                                                      16,100           325,703
 * Insituform Technologies, Inc. Class A                                           4,500           105,030
 * Inspire Pharmaceuticals, Inc.                                                   5,100            91,341
 * Instinet Group, Inc.                                                           42,300           253,377
 * Insurance Auto Auctions, Inc.                                                   6,900           153,111
   Integra Bank Corp.                                                              4,100            93,808
 * IntegraMed America, Inc.                                                          200             1,402
 * Integrated Device Technology, Inc.                                             49,000           556,150
 * Integrated Electrical Services, Inc.                                           35,700           107,814
 * Integrated Silicon Solution, Inc.                                               6,000            45,960
 * Interactive Data Corp.                                                          2,200            45,144
 * Interface, Inc. Class A                                                        19,800           196,020
 * Intergraph Corp.                                                               40,200         1,053,240
 * Interland, Inc.                                                                 5,400            16,956
 * Interlink Electronics, Inc.                                                     1,800            16,146
 # Intermet Corp.                                                                  6,500               845
   International Paper Co.                                                       206,912         8,590,986
 * International Rectifier Corp.                                                  25,900         1,096,606
   International Speedway Corp. Class A                                            1,000            48,890
*# Internet Security Systems, Inc.                                                16,600           401,886
 * Interphase Corp.                                                                1,100             7,700
   Interpool, Inc.                                                                 4,500            96,075
   Intersil Corp.                                                                 99,900         1,608,390
 # Interstate Bakeries Corp.                                                      14,600            84,315
 * Interstate Hotels & Resorts, Inc.                                               4,600            21,850
 * Interwoven, Inc.                                                                1,500            14,550
 * Intest Corp.                                                                      600             2,910
 * Invitrogen Corp.                                                               30,600         1,851,300
 * Iomega Corp.                                                                      200               910
*# Ionics, Inc.                                                                   11,900           514,199
*# IPIX Corp.                                                                      1,700            11,050
 * Iron Mountain, Inc.                                                               450            13,558
   Irwin Financial Corp.                                                          14,700           391,167
 * ITLA Capital Corp.                                                                400            21,852
 * IXYS Corp.                                                                     21,522           199,939
 * J & J Snack Foods Corp.                                                         1,700            79,798
 * J Net Enterprises, Inc.                                                           600             1,590
   J. M. Smucker Co.                                                               3,282           149,265
 * Jack in the Box, Inc.                                                          12,000           453,360
 * Jaco Electronics, Inc.                                                          1,400             6,062
 * Jacuzzi Brands, Inc.                                                           19,300           180,262
 * Jakks Pacific, Inc.                                                             4,700            87,514
   Janus Capital Group, Inc.                                                     244,500         4,046,475
 * Jarden Corp.                                                                    1,500            57,555
 * JDA Software Group, Inc.                                                        8,900           116,768
   Jefferies Group, Inc.                                                          22,800           926,136
   Jefferson-Pilot Corp.                                                          77,200         3,797,468
   JLG Industries, Inc.                                                           39,300           683,820
 * Jo-Ann Stores, Inc.                                                             2,100   $        57,792
 * Johnson Outdoors, Inc.                                                            500            10,115
   Jones Apparel Group, Inc.                                                      87,000         3,091,110
 * Jones Lang LaSalle, Inc.                                                          700            25,130
*# Jos. A. Bank Clothiers, Inc.                                                    2,062            54,231
   Joy Global, Inc.                                                                5,000           203,450
   JPMorgan Chase & Co.                                                           51,048         1,921,957
 * K-Tron International, Inc.                                                        200             5,020
 * K2, Inc.                                                                       11,324           191,149
 * Kadant, Inc.                                                                    5,657           114,554
   Kaman Corp. Class A                                                             8,632           103,584
 * Kansas City Southern                                                           29,300           498,393
 # KB Home                                                                         1,000            87,890
*# Keane, Inc.                                                                    26,300           407,650
 * Keith Companies, Inc.                                                           2,400            40,920
   Kellwood Co.                                                                   94,700         3,296,507
 # Kelly Services, Inc. Class A                                                   18,204           553,402
 * Kemet Corp.                                                                    41,500           367,690
   Kennametal, Inc.                                                               27,400         1,405,620
 * Kennedy-Wilson, Inc.                                                              900             6,457
   Kerr-McGee Corp.                                                               95,990         5,973,458
 * Key Energy Group, Inc.                                                         51,500           644,780
   KeyCorp                                                                       215,100         7,160,679
 * Keynote Systems, Inc.                                                          12,100           154,033
 * Keystone Automotive Industries, Inc.                                            4,700           110,121
 * Kforce, Inc.                                                                    3,656            43,799
   Kimball International, Inc. Class B                                             9,000           134,100
 * Kindred Healthcare, Inc.                                                        8,600           234,780
*# King Pharmaceuticals, Inc.                                                      8,300           103,335
 * Kirby Corp.                                                                     8,300           377,816
 * Knight Trading Group, Inc.                                                     77,000           878,570
   Knight-Ridder, Inc.                                                             1,700           115,753
 * Komag, Inc.                                                                       400             6,700
*# Korn/Ferry International                                                       17,000           316,710
 # Kraft Foods, Inc.                                                             347,700        11,891,340
   Kronos Worldwide, Inc.                                                            218            10,006
 * Kulicke & Soffa Industries, Inc.                                                8,500            63,580
 * La Quinta Corp.                                                                53,300           429,065
   La-Z-Boy, Inc.                                                                 24,800           380,680
 * LaBarge, Inc.                                                                   1,900            22,800
 * Labor Ready, Inc.                                                               6,700           106,396
 * LaCrosse Footwear, Inc.                                                           400             3,940
 * Ladish Co., Inc.                                                                3,000            33,090
   LaFarge North America, Inc.                                                    54,900         2,753,235
 * Laidlaw International, Inc.                                                     5,900           111,510
 * Lakes Entertainment, Inc.                                                       1,600            22,320
   Lance, Inc.                                                                    14,100           262,824
 * Lancer Corp.                                                                      700             8,253
   LandAmerica Financial Group, Inc.                                              17,100           913,140
 * Landec Corp.                                                                    3,300            20,724
   Landry's Restaurants, Inc.                                                     25,200           744,660
 * Lattice Semiconductor Corp.                                                     1,200             6,406
 * Laureate Education, Inc.                                                       33,800         1,331,382
 * Lawson Software, Inc.                                                           5,800            35,844
 * Layne Christensen Co.                                                             800            15,520
 * Lazare Kaplan International, Inc.                                                 500             4,950
 * LCC International, Inc. Class A                                                 2,700            13,743
   Lear Corp.                                                                     56,700         3,288,600
*# LeCroy Corp.                                                                    1,100            23,551
   Leggett & Platt, Inc.                                                           1,800            53,730
   Lehman Brothers Holdings, Inc.                                                 87,971         7,370,210

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 # Lennar Corp. Class A                                                           34,400   $     1,545,592
   Lennar Corp. Class B                                                            4,340           181,195
   Lennox International, Inc.                                                     45,700           822,143
 * Lesco, Inc.                                                                     4,200            50,400
*# Level 3 Communications, Inc.                                                   40,500           139,725
 * Lexicon Genetics, Inc.                                                         15,000           105,450
   Libbey, Inc.                                                                    2,400            50,328
   Liberty Corp.                                                                   9,000           392,400
 * Liberty Media Corp. Class A                                                 1,421,700        14,686,161
 * Liberty Media International, Inc. Class A                                      71,085         3,060,920
 * Lightbridge, Inc.                                                               3,300            15,477
   Lilly (Eli) & Co.                                                                 676            36,051
 # Limited Brands, Inc.                                                          164,000         4,008,160
 * Lin TV Corp.                                                                    3,600            64,872
   Lincoln National Corp.                                                        111,900         5,149,638
 * Linens 'n Things, Inc.                                                          6,000           149,040
   Lithia Motors, Inc. Class A                                                     8,800           223,344
   LNR Property Corp.                                                             27,200         1,701,360
   Lockheed Martin Corp.                                                         133,500         8,122,140
   Loews Corp.                                                                   175,000        12,234,250
 * LogicVision, Inc.                                                              10,600            21,942
 * Logility, Inc.                                                                  1,000             4,130
   Lone Star Steakhouse & Saloon, Inc.                                            41,400         1,117,386
 * Lone Star Technologies, Inc.                                                   11,300           354,820
   Longs Drug Stores Corp.                                                        29,800           795,660
   Longview Fibre Co.                                                             30,500           530,090
 # Louisiana-Pacific Corp.                                                       130,100         3,183,547
   LSI Industries, Inc.                                                            7,550            75,047
 * LSI Logic Corp.                                                               177,500           938,975
 * LTX Corp.                                                                      15,451           110,320
   Lubrizol Corp.                                                                 27,900           963,945
 * Luby's, Inc.                                                                    1,900            13,566
 * Lydall, Inc.                                                                    4,800            53,664
 # Lyondell Chemical Co.                                                          80,000         2,244,800
 * M&F Worldwide Corp.                                                             4,900            63,945
   M/I Homes, Inc.                                                                 8,500           384,285
 * Mac-Gray Corp.                                                                    500             3,825
 * Macromedia, Inc.                                                               20,900           596,277
 * Madden (Steven), Ltd.                                                             800            15,088
   MAF Bancorp, Inc.                                                              17,300           794,070
 * Magna Entertainment Corp.                                                       7,000            42,000
 * Magnetek, Inc.                                                                  4,900            32,389
*# Magnum Hunter Resources, Inc.                                                  24,600           329,640
 * Main Street Restaurant Group, Inc.                                              2,000             2,900
 * MAIR Holdings, Inc.                                                             6,100            56,120
 # Mandalay Resort Group                                                          39,500         2,753,150
   Manor Care, Inc.                                                               29,800         1,026,610
 * Manugistic Group, Inc.                                                         13,300            36,575
 # Manulife Financial Corp.                                                      284,353        12,775,980
 * Mapinfo Corp.                                                                   6,700            80,065
   Marathon Oil Corp.                                                            249,400         9,836,336
 * MarineMax, Inc.                                                                 7,200           211,680
 * MarketWatch, Inc.                                                              16,700           302,938
   MarkWest Hydrocarbon, Inc.                                                        726            12,749
   Martin Marietta Materials, Inc.                                                24,700         1,241,175
 # Massey Energy Co.                                                              35,800         1,257,296
 * Mastec, Inc.                                                                   21,500           180,385
 * Material Sciences Corp.                                                         3,900            65,208
 * Matria Healthcare, Inc.                                                         2,000            70,000
 * Matrix Bancorp, Inc.                                                              500             6,000
 * Matrix Service Co.                                                              4,000   $        29,800
 * Maverick Tube Corp.                                                            14,300           453,310
   Maxcor Financial Group, Inc.                                                    3,700            33,670
*# Maxim Pharmaceuticals, Inc.                                                     6,300            18,333
 * Maxtor Corp.                                                                  139,600           533,272
 * Maxwell Technologies, Inc.                                                        700             7,518
 * Maxygen, Inc.                                                                   5,300            53,477
   May Department Stores Co.                                                     173,700         4,884,444
   MBIA, Inc.                                                                    111,750         6,700,530
 * McAfee, Inc.                                                                   12,000           346,800
 * McDATA Corp.                                                                    6,500            36,725
   MCG Capital Corp.                                                               9,600           163,200
   McGrath Rentcorp                                                                3,004           126,949
   McKesson Corp.                                                                201,700         5,960,235
   McRae Industries, Inc. Class A                                                  2,200            30,800
   MDC Holdings, Inc.                                                             15,665         1,185,840
 * Meade Instruments Corp.                                                        16,000            50,720
 * Meadowbrook Insurance Group, Inc.                                               2,200            11,154
   MeadWestavco Corp.                                                            128,300         4,317,295
 * Medarex, Inc.                                                                  18,200           198,380
 * MedCath Corp.                                                                   1,400            30,408
 * Medco Health Solutions, Inc.                                                   78,500         2,961,020
   Media General, Inc. Class A                                                    14,000           870,800
 * Medical Staffing Network Holdings, Inc.                                           400             3,444
 * MedQuist, Inc.                                                                  8,300           100,637
 * MEDTOX Scientific, Inc.                                                         3,750            29,062
   Mercantile Bankshares Corp.                                                     2,381           122,621
 * Merix Corp.                                                                     9,400           102,272
   Merrill Lynch & Co., Inc.                                                     164,200         9,147,582
 * Merrimac Industries, Inc.                                                       1,100            10,120
 * Mesa Air Group, Inc.                                                           12,000            84,240
 * Meta Group, Inc.                                                                2,900            15,428
 * Metals USA, Inc.                                                                1,000            18,750
   MetLife, Inc.                                                                 759,500        29,620,500
 * Metris Companies, Inc.                                                         12,900           149,382
 * Metro-Goldwyn-Mayer, Inc.                                                     186,200         2,204,608
 * Metrologic Instruments, Inc.                                                    7,200           147,096
   MGIC Investment Corp.                                                         111,100         7,554,800
 * MGM MIRAGE                                                                     91,900         5,357,770
   MGP Ingredients, Inc.                                                           1,800            16,812
   Michaels Stores, Inc.                                                          61,600         1,683,528
 * Micro Linear Corp.                                                              4,200            19,362
 * Micromuse, Inc.                                                                22,000           115,676
 * Micron Technology, Inc.                                                       228,000         2,526,240
 * Microsemi Corp.                                                                18,400           327,520
 * Microtek Medical Holdings, Inc.                                                   100               408
 * Microtune, Inc.                                                                 5,600            33,488
   Middleby Corp.                                                                    600            34,452
   Midland Co.                                                                     2,000            63,600
*# Midway Games, Inc.                                                              3,200            34,688
 * Midwest Air Group, Inc.                                                         4,100            12,300
 * Millennium Chemicals, Inc.                                                        900            23,922
 * Millennium Pharmaceuticals, Inc.                                              131,300         1,657,006
 * Miller Industries, Inc.                                                         8,700            95,787
 * MIM Corp.                                                                         100               647
   Mine Safety Appliances Co.                                                      3,900           184,860
   Minerals Technologies, Inc.                                                    18,600         1,234,110
 * MIPS Technologies, Inc.                                                         2,700            23,625
 * Misonix, Inc.                                                                   4,500            28,395
 * Mission Resources Corp.                                                         5,400            33,534

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * MKS Instruments, Inc.                                                          16,200   $       275,238
 * Mobile Mini, Inc.                                                               5,900           178,711
 * Mobius Management Systems, Inc.                                                 1,300            10,400
   Modine Manufacturing Co.                                                       16,100           517,615
 * Modtech Holdings, Inc.                                                          1,800            14,688
 * Moldflow Corp.                                                                  2,000            28,000
 * Molecular Devices Corp.                                                         4,600            96,738
   Monaco Coach Corp.                                                              3,200            63,680
 * Mondavi (Robert) Corp. Class A                                                  4,800           270,240
 * Monro Muffler Brake, Inc.                                                         900            22,095
   Monsanto Co.                                                                  119,100         5,480,982
 * Monster Worldwide, Inc.                                                        45,200         1,274,188
 * Monterey Pasta Co.                                                              7,500            24,000
 * Moog, Inc. Class A                                                              5,175           217,453
   Movado Group, Inc.                                                             13,200           242,880
   Movie Gallery, Inc.                                                            17,200           299,796
 * MPS Group, Inc.                                                                86,100           969,486
 * MRO Software, Inc.                                                             33,300           427,905
 * MSC.Software Corp.                                                              8,500            80,835
   Mueller Industries, Inc.                                                       23,200           712,936
   Myers Industries, Inc.                                                         16,650           188,644
 * Nabi Biopharmaceuticals                                                        16,200           233,280
   NACCO Industries, Inc. Class A                                                  7,300           799,277
*# Nanometrics, Inc.                                                               2,200            35,794
*# Napco Security Systems, Inc.                                                      480             4,752
   Nash Finch Co.                                                                  6,300           233,793
 * Nashua Corp.                                                                      400             4,200
 * NATCO Group, Inc. Class A                                                       1,500            12,720
   National City Corp.                                                             5,788           214,619
 * National Patent Development Corp.                                               7,600            13,072
 * National RV Holdings, Inc.                                                      1,800            17,514
 * National Semiconductor Corp.                                                   10,000           154,600
 * National Western Life Insurance Co. Class A                                       900           145,971
   Nationwide Financial Services, Inc.                                            34,500         1,296,510
 * Natrol, Inc.                                                                      900             3,042
   Nature's Sunshine Products, Inc.                                                  100             1,674
 * Natus Medical, Inc.                                                             3,300            23,760
 * Navigant International, Inc.                                                    6,200            68,076
 * Navigators Group, Inc.                                                          1,200            33,900
 * NCI Building Systems, Inc.                                                     14,800           549,080
 * NCO Group, Inc.                                                                13,197           331,377
 * NCR Corp.                                                                       6,300           376,299
   NDCHealth Corp.                                                                 8,100           152,928
 * Nektar Therapeutics                                                            21,400           399,859
 * Neoforma, Inc.                                                                  7,800            57,954
 * NEON Systems, Inc.                                                                700             2,576
 * Neopharm, Inc.                                                                  1,610            18,757
 * Neoware Systems, Inc.                                                             400             3,504
 * NES Rentals Holdings, Inc.                                                          5                55
 * Net2Phone, Inc.                                                                   200               686
 * NetIQ Corp.                                                                     8,300           101,841
 * Netopia, Inc.                                                                     300               915
 * NetRatings, Inc.                                                               33,900           678,000
 * Netscout System, Inc.                                                          22,100           167,297
 * Network Equipment Technologies, Inc.                                           26,700           253,917
 * Neurogen Corp.                                                                  1,300            11,375
*# New Century Financial Corp.                                                    11,400           721,164
 * New Horizons Worldwide, Inc.                                                      900             3,132
   New Jersey Resources Corp.                                                      5,500           239,250
 # New York Community Bancorp Inc.                                               132,600         2,622,828
 * Newfield Exploration Co.                                                       23,890   $     1,501,487
 * NewMarket Corp.                                                                 2,800            53,732
   Newmont Mining Corp.                                                            2,294           108,621
 * Newpark Resources, Inc.                                                        26,000           148,720
 * Newport Corp.                                                                  24,700           304,798
 * NIC, Inc.                                                                       8,000            36,760
   NL Industries, Inc.                                                            14,500           327,555
 * NMT Medical, Inc.                                                               1,500             6,360
 * Nobel Learning Communities, Inc.                                                  400             2,900
   Noble Energy, Inc.                                                             18,700         1,192,873
   Nordstrom, Inc.                                                                 1,900            83,125
   Norfolk Southern Corp.                                                        339,800        11,665,334
 * North American Scientific, Inc.                                                 5,800            26,100
   North Fork Bancorporation, Inc.                                                92,970         2,677,536
   Northrop Grumman Corp.                                                        245,224        13,813,468
   Northwest Bancorp, Inc.                                                         2,300            59,501
 * Northwest Pipe Co.                                                                500             9,550
 * Novell, Inc.                                                                  205,000         1,250,500
 * Nu Horizons Electronics Corp.                                                  12,600           104,593
   Nucor Corp.                                                                    71,600         3,787,640
 * Nutraceutical International Corp.                                               2,200            35,266
 * Nuvelo, Inc.                                                                       21               205
   NWH, Inc.                                                                       3,600            53,820
 * NYFIX, Inc.                                                                     9,700            61,983
 * O'Charleys, Inc.                                                                3,508            66,652
 * O.I. Corp.                                                                        200             2,156
 * Obie Media Corp.                                                                  400             2,740
*# OCA, Inc.                                                                       8,400            48,048
   Occidental Petroleum Corp.                                                     15,100           909,171
   OceanFirst Financial Corp.                                                      2,400            60,864
 * Ocular Sciences, Inc.                                                           1,900            91,797
 * Ocwen Financial Corp.                                                          39,300           366,669
 # Odyssey Re Holdings Corp.                                                      52,000         1,255,800
 * Office Depot, Inc.                                                            215,300         3,530,920
   OfficeMax, Inc.                                                                67,300         2,037,171
 * Offshore Logistics, Inc.                                                       16,400           621,560
 * Ohio Casualty Corp.                                                            48,700         1,046,076
 * Oil States International, Inc.                                                 17,700           360,549
 * Old Dominion Freight Line, Inc.                                                   450            14,108
   Old Republic International Corp.                                              111,650         2,790,134
   Olin Corp.                                                                        448            10,165
*# Olympic Steel, Inc.                                                             2,500            67,500
 * OM Group, Inc.                                                                  9,300           285,882
 * Omega Protein Corp.                                                             2,500            21,025
 # Omnicare, Inc.                                                                 64,800         2,100,168
 * Omnova Solutions, Inc.                                                         10,500            59,955
*# Oneida, Ltd.                                                                    2,600             6,578
*# Onvia, Inc.                                                                       200             1,228
 # Onyx Acceptance Corp.                                                             400            11,148
 * Onyx Pharmacueticals, Inc.                                                      5,600           175,168
 * Opent Technologies, Inc.                                                       23,600           203,904
 * Openwave Systems, Inc.                                                         10,900           143,662
 * Opinion Research Corp.                                                          5,300            33,470
   Option Care, Inc.                                                               5,000            86,100
 * Orbital Sciences Corp.                                                         37,313           485,069
 * Oregon Steel Mills, Inc.                                                        5,500            98,890
 * Orleans Homebuilders, Inc.                                                        600            11,046
 * Oscient Pharmaceutical Corp.                                                    1,500             4,890
 * OSI Systems, Inc.                                                               2,500            54,300
 * Osteotech, Inc.                                                                 4,100            22,304
 * Overland Storage, Inc.                                                          2,800            41,580

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Overseas Shipholding Group, Inc.                                               23,900   $     1,569,991
 * Owens-Illinois, Inc.                                                           81,700         1,709,164
 * OYO Geospace Corp.                                                              2,500            39,600
 * P.A.M. Transportation Services, Inc.                                              400             8,120
   Paccar, Inc.                                                                    3,825           298,733
 * Pacific Mercantile Bancorp                                                      1,000            14,180
 * PacifiCare Health Systems, Inc.                                                31,600         1,529,440
 * Packeteer, Inc.                                                                 7,100            92,300
 * Pactiv Corp.                                                                    1,800            44,730
 * Pain Therapeutics, Inc.                                                        10,700            80,571
 * Palm Harbor Homes, Inc.                                                         6,800           106,148
*# PalmOne, Inc.                                                                   4,015           140,686
 * PalmSource, Inc.                                                                1,243            19,689
 * Panavision, Inc.                                                                  600             3,750
 * PAR Technology Corp.                                                              600             7,092
 * Paradyne Networks Corp.                                                        10,200            39,576
 * Parallel Petroleum Corp.                                                        4,500            25,065
 * Parexel International Corp.                                                     7,400           152,662
   Park Electrochemical Corp.                                                      6,300           132,867
 * Parker Drilling Co.                                                            29,100           127,167
   Parker Hannifin Corp.                                                           2,600           194,480
 * Park-Ohio Holdings Corp.                                                        2,800            62,944
 * Parlex Corp.                                                                    3,300            20,130
 * Pathmark Stores, Inc.                                                           4,400            24,244
 * Patriot Transportation Holding, Inc.                                              200             8,332
 * Paxar Corp.                                                                    11,000           254,650
 * Payless ShoeSource, Inc.                                                        7,300            85,264
 * PC Connection, Inc.                                                            17,661           124,157
 * PC Mall, Inc.                                                                   2,300            55,890
 * PC-Tel, Inc.                                                                    8,300            66,981
 * PDI, Inc.                                                                       3,300            76,791
   Peabody Energy Corp.                                                           34,900         2,896,700
 * Pediatric Services of America, Inc.                                               200             2,062
 * Pediatrix Medical Group, Inc.                                                   5,100           317,730
*# Pegasus Communications Corp.                                                    3,200            24,320
 * Pegasus Solutions, Inc.                                                         9,200           107,548
 * Pegasystems, Inc.                                                              23,000           166,980
 * Pelican Financial, Inc.                                                           300             1,995
 * Pemstar, Inc.                                                                   6,700            10,258
   Penn Virginia Corp.                                                             2,400           104,304
   Penn-America Group, Inc.                                                        4,800            71,088
   Penney (J.C.) Co., Inc.                                                       235,400         9,086,440
   Pep Boys - Manny, Moe & Jack                                                   62,500           984,375
   PepsiAmericas, Inc.                                                           169,900         3,586,589
 * Perceptron, Inc.                                                                  100               687
*# Performance Food Group Co.                                                      6,500           170,560
 * Performance Technologies, Inc.                                                  1,400             9,982
 * Pericom Semiconductor Corp.                                                     8,200            71,996
   PerkinElmer, Inc.                                                              66,000         1,407,780
   Perrigo Co.                                                                     2,700            48,708
 * Perry Ellis International, Inc.                                                   600            11,454
 * Pervasive Software, Inc.                                                          100               399
 * Petrocorp, Inc. Escrow Shares                                                     900                54
 * Petroleum Development Corp.                                                     4,900           201,488
   PETsMART, Inc.                                                                 78,300         2,683,341
   PFF Bancorp, Inc.                                                              21,000           949,200
 * Pharmacopia Drug Discovery, Inc.                                                7,900            45,662
 * Pharmacyclics, Inc.                                                             2,900            30,218
   Phelps Dodge Corp.                                                             70,800         6,876,804
   Phillips-Van Heusen Corp.                                                      19,400           529,620
 * Phoenix Technologies, Ltd.                                                      7,400            60,014
 * Photon Dynamics, Inc.                                                           3,800   $        83,790
 * Photronics, Inc.                                                               11,200           211,008
 * Pico Holdings, Inc.                                                             9,700           199,917
   Pier 1 Imports, Inc.                                                           18,600           339,264
 # Pilgrim's Pride Corp.                                                          30,700         1,028,450
 * Pinnacle Entertainment, Inc.                                                    5,400            98,172
 * Pinnacle Systems, Inc.                                                         21,300           111,186
   Pioneer Natural Resources Co.                                                  50,700         1,784,640
 * Piper Jaffray Companies, Inc.                                                   3,600           165,636
 * Pixelworks, Inc.                                                               10,700           120,375
 * Plains Exploration & Production Co.                                            20,910           586,107
 * Planar Systems, Inc.                                                              900             9,594
 * PLATO Learning, Inc.                                                           13,300            92,967
 * Plexus Corp.                                                                   13,500           185,625
 * PLX Technology, Inc.                                                            3,800            34,238
 * PMA Capital Corp. Class A                                                       3,900            38,805
   PMI Group, Inc.                                                               117,100         4,822,178
   Pogo Producing Co.                                                             48,300         2,439,150
 * Polycom, Inc.                                                                  40,400           922,736
   PolyMedica Corp.                                                               10,600           376,830
*# PolyOne Corp.                                                                   1,500            13,845
 * Pomeroy IT Solutions, Inc.                                                     10,400           142,064
   Pope & Talbot, Inc.                                                             5,100            85,680
   Potlatch Corp.                                                                 11,800           598,496
 * Powell Industries, Inc.                                                         1,400            22,638
 * Power-One, Inc.                                                                22,100           203,099
 * Powerwave Technologies, Inc.                                                   21,700           175,510
 * PRAECIS Pharmaceuticals, Inc.                                                  18,600            39,246
   Precision Castparts Corp.                                                      51,955         3,368,762
   Preformed Line Products Co.                                                       300             8,475
 * Premier Financial Bancorp                                                         400             4,420
   Presidential Life Corp.                                                        16,248           271,504
 * Presstek, Inc.                                                                 16,700           178,356
 * Pressure BioSciences, Inc.                                                        100               305
 * PRG-Schultz International, Inc.                                                 3,597            19,424
 * Price Communications Corp.                                                     12,038           218,008
*# Pricesmart, Inc.                                                                  100               795
 * Pride International, Inc.                                                      78,700         1,539,372
   Principal Financial Group, Inc.                                               309,100        11,646,888
 * ProAssurance Corp.                                                             15,200           593,560
*# Procom Technology, Inc.                                                           900             1,188
 * Progenics Pharmaceuticals, Inc.                                                 1,400            20,930
 * Protection One, Inc.                                                            8,900             2,314
   Protective Life Corp.                                                          47,800         2,000,430
 * Protein Design Labs, Inc.                                                      30,500           552,660
   Providence & Worcester Railroad Co.                                             1,500            18,450
   Provident Financial Holdings, Inc.                                                675            19,710
   Provident Financial Services, Inc.                                              3,828            74,378
 * Providian Financial Corp.                                                     117,300         1,882,665
 * Province Healthcare Co.                                                        14,300           320,892
   Prudential Financial, Inc.                                                    506,200        24,778,490
 * PSS World Medical, Inc.                                                        64,000           800,896
 * PTEK Holdings, Inc.                                                             8,400            88,452
   Pulitzer, Inc.                                                                  5,400           343,494
   Pulte Homes, Inc.                                                             141,022         7,792,876
 * PW Eagle, Inc.                                                                    500             1,975
   Quaker Fabric Corp.                                                             5,800            33,350
   Quanex Corp.                                                                   12,100           713,900
 * Quanta Services, Inc.                                                          24,400           188,124
 * Quantum Corp.                                                                  12,500            35,750
   Questar Corp.                                                                  37,800         1,920,618

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * QuickLogic Corp.                                                                6,100   $        14,884
 * Quidel Corp.                                                                    1,600            10,320
 * Quovadx, Inc.                                                                   6,564            12,537
 * Qwest Communications International, Inc.                                       97,900           391,600
   Radian Group, Inc.                                                            123,804         6,344,955
 * Radio One, Inc.                                                                12,500           173,500
 * Radiologix, Inc.                                                                  400             1,500
 * RadiSys Corp.                                                                   7,200           101,448
 * RailAmerica, Inc.                                                              23,700           303,360
   Ralcorp Holdings, Inc.                                                          5,100           210,120
 # Range Resources Corp.                                                          20,600           427,244
   Raytheon Co.                                                                  285,400        11,513,036
 * RC2 Corp.                                                                       3,900           122,031
 * RCM Technologies, Inc.                                                            800             4,080
*# RCN Corp.                                                                      18,600             1,376
 * RealNetworks, Inc.                                                             43,700           275,310
 * Redhook Ale Brewery, Inc.                                                       5,900            20,650
 # Reebok International, Ltd.                                                     27,200         1,057,536
   Regal-Beloit Corp.                                                             12,000           338,520
 * Regent Communications, Inc.                                                    34,600           197,566
   Regions Financial Corp.                                                       104,237         3,647,253
 * Register.com, Inc.                                                              5,600            32,592
 # Reinsurance Group of America, Inc.                                             47,100         2,186,382
 # Reliance Steel & Aluminum Co.                                                  17,300           690,443
 * Reliant Energy, Inc.                                                          124,900         1,483,812
 * Remec, Inc.                                                                    11,600            69,948
 * RemedyTemp, Inc.                                                                3,300            36,366
 * Rent-Way, Inc.                                                                  9,500            80,560
 * Republic First Bancorp, Inc.                                                      550             8,415
 * Res-Care, Inc.                                                                  1,610            24,150
   Resource America, Inc.                                                         16,600           488,538
*# Respironics, Inc.                                                               6,200           343,356
 * Restoration Hardware, Inc.                                                      4,500            22,905
 * Retail Ventures, Inc.                                                           2,900            21,257
 * Retek, Inc.                                                                    16,500           100,650
 * Rex Stores Corp.                                                                4,250            74,800
   Reynolds American, Inc.                                                        44,400         3,357,972
 * RF Monolithics, Inc.                                                            8,100            76,302
   Richardson Electronics, Ltd.                                                   13,800           153,870
   Riggs National Corp.                                                           20,700           416,484
 * Riviera Holdings Corp.                                                            300             8,100
   RLI Corp.                                                                      14,600           608,090
   Robbins & Myers, Inc.                                                           8,900           214,846
   Rock of Ages Corp.                                                                300             2,223
*# Rockford Corp.                                                                  3,600             7,884
   Rock-Tenn Co. Class A                                                          19,900           321,186
 * Rocky Shoes & Boots, Inc.                                                         300             6,240
 * Rofin-Sinar Technologies, Inc.                                                    800            31,200
   Rohm & Haas Co.                                                                 1,000            44,090
 * Rowan Companies, Inc.                                                         123,500         3,198,650
   RPM International, Inc.                                                        92,000         1,701,080
 * RSA Security, Inc.                                                             24,400           516,060
 * RTI International Metals, Inc.                                                 20,900           450,395
 * Rubio's Restaurants, Inc.                                                       3,400            45,152
   Ruddick Corp.                                                                  11,800           257,358
 * Rush Enterprises, Inc. Class A                                                    500             7,590
 * Rush Enterprises, Inc. Class B                                                    500             8,060
   Russ Berrie & Co., Inc.                                                        10,400           236,496
   Russell Corp.                                                                  25,800           473,172
 * Ryan's Restaurant Group, Inc.                                                  43,050           657,374
   Ryder System, Inc.                                                             83,000   $     4,452,120
   Ryerson Tull, Inc.                                                             15,600           252,408
 # Ryland Group, Inc.                                                             11,000         1,114,850
   Sabre Holdings Corp.                                                           47,100         1,087,068
   Safeco Corp.                                                                  107,900         5,229,913
 * Safeguard Scientifics, Inc.                                                    23,100            46,431
 * SafeNet, Inc.                                                                   2,918           104,056
   Saks, Inc.                                                                    129,550         1,802,041
*# Salton, Inc.                                                                      600             3,666
 * San Filippo (John B.) & Son, Inc.                                                 400             8,880
   Sanders Morris Harris Group, Inc.                                               1,100            16,775
 * Sandisk Corp.                                                                  47,000         1,061,260
 * Sangamo BioSciences, Inc.                                                      28,600           133,562
 * Sanmina-SCI Corp.                                                             170,700         1,507,281
   Saucony, Inc. Class B                                                             300             7,392
   Sauer-Danfoss, Inc.                                                             6,000           119,160
 * Savient Pharmaceuticals, Inc.                                                  11,289            24,836
   SBC Communications, Inc.                                                    1,903,800        47,918,646
 * SBS Technologies, Inc.                                                            700             9,142
 * ScanSoft, Inc.                                                                  2,700             9,855
 * Schein (Henry), Inc.                                                           16,900         1,101,542
 * Scholastic Corp.                                                                4,800           158,112
   Schulman (A.), Inc.                                                            26,300           564,135
   Schweitzer-Maudoit International, Inc.                                          8,100           279,936
   Scientific-Atlanta, Inc.                                                       46,700         1,383,254
 * SCM Microsystems, Inc.                                                          7,900            26,939
 * SCS Transportation, Inc.                                                       11,200           236,880
   Seaboard Corp.                                                                  1,100           825,000
 * Seabulk International, Inc.                                                     7,641            91,081
 * Seachange International, Inc.                                                   7,500           128,100
 * SEACOR Holdings, Inc.                                                          12,550           696,525
 * Sealed Air Corp.                                                               39,700         2,040,977
 # Sears, Roebuck & Co.                                                          160,700         8,361,221
 * Selectica, Inc.                                                                29,900           115,115
 # Selective Insurance Group, Inc.                                                22,600         1,012,254
 * Semitool, Inc.                                                                 26,400           236,544
*# SEMX Corp.                                                                        100                13
 # Sensient Technologies Corp.                                                    18,500           426,425
 * Sequa Corp. Class A                                                             3,300           197,010
 * Sequa Corp. Class B                                                               900            54,225
 * Serologicals Corp.                                                             27,200           634,848
 * Service Corp. International                                                   178,300         1,258,798
 * SFBC International, Inc.                                                        1,500            58,245
 * Sharper Image Corp.                                                             2,300            44,068
*# Shaw Group, Inc.                                                               11,700           172,341
   Sherwin-Williams Co.                                                            3,500           156,100
 * Shiloh Industries, Inc.                                                         4,000            51,920
 * Shoe Carnival, Inc.                                                             3,000            39,120
 * ShopKo Stores, Inc.                                                            16,100           287,868
 * Silicon Storage Technology, Inc.                                               32,300           224,808
*# Silicon Valley Bancshares                                                      13,700           575,126
   Simmons First National Corp. Class A                                            4,611           133,719
 * SimpleTech, Inc.                                                                7,500            37,275
   Sinclair Broadcast Group, Inc. Class A                                         29,200           210,532
 * Sipex Corp.                                                                    30,000           165,000
 * Sitel Corp.                                                                     2,000             4,440
 * Six Flags, Inc.                                                                29,600           143,856
 * Skechers U.S.A., Inc. Class A                                                   5,800            67,338
   Skyline Corp.                                                                   1,000            41,350
   Skywest, Inc.                                                                  30,500           580,415

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Skyworks Solutions, Inc.                                                       55,980   $       555,881
 * SL Industries, Inc.                                                               400             5,564
 * Smart & Final Food, Inc.                                                        7,800           112,944
 * Smith & Wollensky Restaurant Group, Inc.                                        3,700            17,168
   Smith (A.O.) Corp.                                                             13,400           402,670
   Smith (A.O.) Corp. Convertible Class A                                          2,200            66,110
 * Smithfield Foods, Inc.                                                         60,100         1,745,905
 * Smurfit-Stone Container Corp.                                                 219,600         3,944,016
   Snap-On, Inc.                                                                  23,600           745,996
 * Sola International, Inc.                                                       10,100           218,160
 * Solectron Corp.                                                               370,900         2,318,125
   Sonic Automotive, Inc.                                                         23,300           578,539
 * SonicWALL, Inc.                                                                41,100           252,765
   Sound Federal Bancorp, Inc.                                                     3,636            55,271
 * Source Interlink Companies, Inc.                                               11,400           148,770
 * SOURCECORP, Inc.                                                                6,000            99,780
   South Financial Group, Inc.                                                    30,508           966,646
   South Jersey Industries, Inc.                                                   7,100           365,011
 * Southern Energy Homes, Inc.                                                     3,200            14,784
 * Southern Union Co.                                                             24,657           604,593
   Southwest Airlines Co.                                                        214,500         3,374,085
 * Southwestern Energy Co.                                                        11,300           620,370
   Sovereign Bancorp, Inc.                                                       205,918         4,499,308
 * Spartan Stores, Inc.                                                            6,700            34,840
   Spartech Corp.                                                                 10,900           304,655
 * Specialty Laboratories, Inc.                                                    6,900            75,762
 * Spectrum Control, Inc.                                                          3,500            26,110
 * Spherion Corp.                                                                 23,900           188,332
 * Spinnaker Exploration Co.                                                      10,600           384,462
 * Sport Chalet, Inc.                                                                500             6,501
   Sprint Corp.                                                                  875,888        19,979,005
   SPX Corp.                                                                      47,800         1,965,058
   SS&C Technologies, Inc.                                                         1,650            36,944
 * Staar Surgical Co.                                                              8,200            48,626
 * Stage Stores, Inc.                                                                100             4,099
 * Stamps.com, Inc.                                                               10,650           164,756
   StanCorp Financial Group, Inc.                                                 23,600         1,865,580
   Standard Commercial Corp.                                                       4,200            79,044
 * Standard Management Corp.                                                         700             2,520
 * Standard Microsystems Corp.                                                     7,300           179,434
   Standard Motor Products, Inc.                                                   8,300           129,397
   Standard Pacific Corp.                                                         21,700         1,215,417
   Standard Register Co.                                                          15,000           197,400
   Starwood Hotels & Resorts Worldwide, Inc.                                     105,800         5,532,282
   State Auto Financial Corp.                                                     15,100           404,680
   Steel Dynamics, Inc.                                                           31,400         1,272,642
   Steel Technologies, Inc.                                                        7,100           207,888
   Steelcase, Inc. Class A                                                        42,100           559,930
 * Stein Mart, Inc.                                                               10,400           172,952
 * Steinway Musical Instruments, Inc.                                                600            16,962
 * Stellent, Inc.                                                                  8,200            64,370
   Stepan Co.                                                                      1,100            28,017
 * Sterling Financial Corp.                                                       11,259           449,797
   Stewart & Stevenson Services, Inc.                                             16,200           324,000
 * Stewart Enterprises, Inc.                                                      36,500           270,830
   Stewart Information Services Corp.                                             12,000           523,800
 * Stillwater Mining Co.                                                          10,200           120,972
 * Stone Energy Corp.                                                             12,500           599,750
 * Stoneridge, Inc.                                                               16,300   $       247,923
 * Storage Technology Corp.                                                       50,100         1,459,914
 * Stratasys, Inc.                                                                   600            19,380
 * Strategic Distribution, Inc.                                                      200             2,270
 * Stratos International, Inc.                                                       100               406
 * Stratus Properties, Inc.                                                          500             7,420
   Stride Rite Corp.                                                              30,089           331,280
 * Suburban Lodges of America, Inc. Escrow Shares                                    900                 0
   Summa Industries, Inc.                                                          2,200            19,976
 * Sun Bancorp, Inc.                                                                 800            19,880
 * Sun Microsystems, Inc.                                                        932,000         5,172,600
 # Sunoco, Inc.                                                                   29,300         2,419,008
*# Sunrise Senior Living, Inc.                                                    10,100           433,795
   Sunrise Telecom, Inc.                                                          13,300            35,245
 # Superior Industries International, Inc.                                        14,600           412,450
   Supervalu, Inc.                                                                79,700         2,517,723
   Supreme Industries, Inc.                                                          610             3,733
   SureWest Communications                                                         5,574           158,692
   Susquehanna Bancshares, Inc.                                                   10,800           280,800
 * Swift Energy Corp.                                                             25,900           785,806
 * Swift Transportation Co., Inc.                                                 15,720           306,383
   SWS Group, Inc.                                                                10,800           227,988
 * Sycamore Networks, Inc.                                                       119,400           447,750
 * Sykes Enterprises, Inc.                                                        14,700            99,225
 * Symmetricom, Inc.                                                              17,642           190,534
 * Syms Corp.                                                                      5,500            68,145
 * Synovis Life Technologies, Inc.                                                   200             2,370
   Sypris Solutions, Inc.                                                          9,225           150,091
*# Tag-It Pacific, Inc.                                                              700             3,150
 * TALK America Holdings, Inc.                                                       300             1,896
   Tasty Baking Co.                                                                3,800            31,806
   TB Wood's Corp.                                                                 5,400            29,268
 * TBC Corp.                                                                       9,400           250,698
 * Tech Data Corp.                                                                26,200         1,189,218
 * Technitrol, Inc.                                                                  300             5,175
 * TechTeam Global, Inc.                                                           5,000            47,000
   Tecumseh Products Co. Class A                                                   7,184           328,955
   Tektronix, Inc.                                                                 1,766            55,399
   Teleflex, Inc.                                                                 20,300         1,025,150
   Telephone & Data Systems, Inc.                                                 40,300         3,123,250
 * TeleTech Holdings, Inc.                                                        25,200           246,204
 * Tellabs, Inc.                                                                 197,000         1,684,350
 * Telular Corp.                                                                   3,400            21,658
   Temple-Inland, Inc.                                                            35,500         2,115,445
 * Tenet Healthcare Corp.                                                         94,550         1,025,868
 * Teradyne, Inc.                                                                 74,300         1,267,558
 * Terex Corp.                                                                    42,500         1,948,200
*# Terra Industries, Inc.                                                         34,300           281,260
 * Tesoro Petroleum Corp.                                                         20,200           669,024
 * Tetra Tech, Inc.                                                               18,600           283,464
 * TETRA Technologies, Inc.                                                        8,400           255,360
   Texas Genco Holdings, Inc.                                                     48,700         2,281,595
   Texas Industries, Inc.                                                         23,600         1,416,000
   Textron, Inc.                                                                  67,600         4,909,112
 * The Banc Corp.                                                                  4,200            33,012
   The Brink's Co.                                                                20,300           783,783
 * The Children's Place Retail Stores, Inc.                                        8,300           262,778
 * The DIRECTV Group, Inc.                                                        26,179           418,602
 * The Dress Barn, Inc.                                                           14,800           254,116

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * The Geo Group, Inc.                                                             2,000   $        46,100
 * The Lamson & Sessions Co.                                                      12,800           115,840
   The Marcus Corp.                                                               12,600           287,910
 * The Mens Warehouse, Inc.                                                       12,700           401,955
 * The Mosaic Co.                                                                     56               973
   The Neiman Marcus Group, Inc.                                                  13,700           894,747
 # The Phoenix Companies, Inc.                                                    60,400           736,880
 * The Sports Authority, Inc.                                                      8,103           231,017
   The St. Joe Corp.                                                               1,900           104,215
   The St. Paul Travelers Companies, Inc.                                        464,300        16,937,664
   The Topps Co., Inc.                                                             8,700            86,739
 * The Washtenaw Group, Inc.                                                         300               477
 * Theragenics Corp.                                                               3,100            13,020
 * Thermo Electron Corp.                                                          48,545         1,468,486
 * TheStreet.com, Inc.                                                             6,700            29,145
 * Third Wave Technologies, Inc.                                                  16,800           135,408
 * Thomas & Betts Corp.                                                           73,600         2,328,704
   Thomas Industries, Inc.                                                        10,000           391,800
 * Thoratec Corp.                                                                 49,800           498,000
 * THQ, Inc.                                                                      12,838           275,503
 * Three-Five Systems, Inc.                                                        5,900            11,446
 * TIBCO Software, Inc.                                                           72,900           838,350
   Tidewater, Inc.                                                                39,200         1,330,056
 * Tier Technologies, Inc. Class B                                                   300             2,649
   TierOne Corp.                                                                  10,300           255,543
 * Time Warner Telecom, Inc.                                                      11,400            43,206
 * Time Warner, Inc.                                                             966,600        17,118,486
   Timken Co.                                                                     43,600         1,133,600
 * Titan Corp.                                                                    12,100           194,931
   Todd Shipyards Corp.                                                            1,100            18,843
*# Toll Brothers, Inc.                                                            34,400         1,767,472
 * Tollgrade Communications, Inc.                                                  4,400            47,036
   Torchmark Corp.                                                                79,000         4,337,890
 * Toreador Resources Corp.                                                          500             7,715
 * Toys R Us, Inc.                                                               147,400         2,850,716
   Traffix, Inc.                                                                  18,100           118,555
 * Trammell Crow Co.                                                              32,400           554,040
 * Trans World Entertainment Corp.                                                40,100           452,328
   Transatlantic Holdings, Inc.                                                   29,200         1,703,528
 * Transkaryotic Therapies, Inc.                                                   9,400           214,414
 * TransMontaigne, Inc.                                                           11,700            63,531
 * Transport Corp. of America                                                        500             3,680
*# Transpro, Inc.                                                                  8,100            49,289
 * TRC Companies, Inc.                                                             3,200            57,088
   Tredegar Industries, Inc.                                                      23,200           432,216
 * Triad Guaranty, Inc.                                                            5,600           336,000
 * Triad Hospitals, Inc.                                                          30,562         1,121,320
   Triarc Companies, Inc. Class A                                                  6,300            81,585
   Tribune Co.                                                                   225,500         9,779,935
 * Trident Microsystems, Inc.                                                      4,800            74,880
   Trinity Industries, Inc.                                                       32,600         1,152,410
 * TriPath Imaging, Inc.                                                          19,800           142,164
 * Triquint Semiconductor, Inc.                                                   31,700           137,261
 * Triumph Group, Inc.                                                             5,600           227,136
 * TriZetto Group, Inc.                                                           29,900           211,692
 * TTM Technologies, Inc.                                                         12,400           128,712
 * Tufco Technologies, Inc.                                                          300             2,325
 * Tweeter Home Entertainment Group, Inc.                                            200             1,282
 * Tyler Technologies, Inc.                                                       25,700           201,488
   Tyson Foods, Inc. Class A                                                     188,330         3,086,729
 * U.S. Concrete, Inc.                                                            11,700            85,059
 * U.S. Xpress Enterprises, Inc. Class A                                             800   $        20,800
   UICI                                                                           45,600         1,523,040
 * Ulticom, Inc.                                                                  21,900           393,105
 * Ultratech, Inc.                                                                 5,500            94,765
   UMB Financial Corp.                                                            10,570           592,026
   Umpqua Holdings Corp.                                                           8,200           209,674
 * Unifi, Inc.                                                                     2,600             9,672
   Unifirst Corp.                                                                  5,600           154,784
   Union Pacific Corp.                                                           211,600        13,423,904
   UnionBanCal Corp.                                                               1,000            61,830
 * Unisys Corp.                                                                   68,700           789,363
 * Unit Corp.                                                                     15,400           610,148
   United Auto Group, Inc.                                                        28,000           798,560
   United Community Financial Corp.                                               34,000           390,660
 * United Online, Inc.                                                            23,700           252,879
 * United Rentals, Inc.                                                           60,100         1,073,987
 * United States Cellular Corp.                                                   32,800         1,451,400
   United States Steel Corp.                                                      63,300         3,314,388
*# United Stationers, Inc.                                                        10,400           497,952
*# United Therapeutics Corp.                                                       7,700           338,877
 # Unitrin, Inc.                                                                  41,800         1,991,352
   Unity Bancorp, Inc.                                                             1,543            18,593
 * Universal American Financial Corp.                                             52,900           706,215
 * Universal Compression Holdings, Inc.                                           10,800           402,840
   Universal Corp.                                                                13,000           632,840
   Universal Forest Products, Inc.                                                16,700           720,772
 * Universal Stainless & Alloy Products, Inc.                                        500             7,360
 * Univision Communications, Inc. Class A                                         44,430         1,337,343
 * Unova, Inc.                                                                    29,400           651,504
   UnumProvident Corp.                                                           174,000         2,709,180
 * Urologix, Inc.                                                                 12,600            89,712
*# URS Corp.                                                                      12,600           378,504
 * USA Truck, Inc.                                                                 2,100            26,019
   USEC, Inc.                                                                     56,800           598,104
   USF Corp.                                                                      14,900           550,853
 * Vail Resorts, Inc.                                                             10,900           247,975
   Valero Energy Corp.                                                           199,800         9,348,642
   Valhi, Inc.                                                                    43,000           666,930
   Valmont Industries, Inc.                                                        2,900            72,384
 * Valpey Fisher Corp.                                                               100               340
 * ValueClick, Inc.                                                               26,600           343,140
 * ValueVision Media, Inc. Class A                                                 9,800           111,132
 * Varco International, Inc.                                                       4,500           133,830
 * Vastera, Inc.                                                                  11,800            21,830
 * Veeco Instruments, Inc.                                                        16,900           327,691
*# VeriSign, Inc.                                                                 96,300         3,168,270
 * Veritas DGC, Inc.                                                               4,200            98,280
 * VERITAS Software Corp.                                                              1                22
 * Verity, Inc.                                                                    7,400           101,454
   Verizon Communications, Inc.                                                  235,900         9,726,157
   Vesta Insurance Group, Inc.                                                    12,600            47,376
 # Viacom, Inc. Class A                                                           85,800         3,051,906
   Viacom, Inc. Class B                                                        1,187,200        41,195,840
   Viad Corp.                                                                      8,100           194,319
 * Viasat, Inc.                                                                   11,300           235,831
 * Viasys Healthcare, Inc.                                                         3,717            69,211
 * Vicon Industries, Inc.                                                            300             1,698
   Vicor Corp.                                                                    16,500           179,355
 # Video Display Corp.                                                               600             8,190
   Vintage Petroleum, Inc.                                                        70,000         1,697,500
 * Vishay Intertechnology, Inc.                                                   78,711         1,149,968

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Visteon Corp.                                                                  66,000   $       558,360
 * Vitesse Semiconductor, Inc.                                                    49,800           162,348
 * Volt Information Sciences, Inc.                                                15,600           475,800
*# Vyyo, Inc.                                                                      1,400            10,150
   Wachovia Corp.                                                                  6,232           322,506
   Walter Industries, Inc.                                                        30,140           758,925
   Washington Federal, Inc.                                                       29,800           803,706
   Washington Mutual, Inc.                                                       433,500        17,647,785
 * Waste Connections, Inc.                                                        14,550           495,573
   Waste Industries USA, Inc.                                                     16,100           184,667
 * WatchGuard Technologies, Inc.                                                  15,700            64,370
 * Water Pik Technologies, Inc.                                                    6,100           104,920
   Watsco, Inc. Class A                                                           23,900           790,373
*# Watson Pharmaceuticals, Inc.                                                   58,200         1,690,710
   Watts Water Technologies, Inc.                                                  9,300           284,859
   Wausau-Mosinee Paper Corp.                                                     29,200           524,140
   Waypoint Financial Corp.                                                        3,045            84,560
 * WCI Communities, Inc.                                                           6,600           169,092
*# WebMD Corp.                                                                   169,600         1,229,600
   Webster Financial Corp.                                                        20,100         1,006,005
   Weis Markets, Inc.                                                              9,800           376,320
   Wellman, Inc.                                                                  16,200           166,698
   Werner Enterprises, Inc.                                                       43,332           974,970
   Wesbanco, Inc.                                                                  5,600           177,016
   Wesco Financial Corp.                                                           1,110           427,628
 * WESCO International, Inc.                                                         900            25,308
 * West Marine, Inc.                                                               8,100           187,110
 * Westaff, Inc.                                                                   3,700            11,285
 * Westcoast Hospitality Corp.                                                       900             4,563
   Westcorp, Inc.                                                                 13,320           563,170
*# Wet Seal, Inc. Class A                                                          1,700             2,822
   Weyerhaeuser Co.                                                              171,400        11,312,400
 * WFS Financial, Inc.                                                             9,100           423,423
 * Whitehall Jewelers, Inc.                                                        5,842            48,372
 * Whiting Petroleum Corp.                                                           166             5,651
   Whitney Holding Corp.                                                           5,850           269,919
 * Wickes, Inc.                                                                      400                 2
 * Wild Oats Markets, Inc.                                                         4,700            33,652
*# William Lyon Homes, Inc.                                                       11,500           809,025
 * Willis Lease Finance Corp.                                                      1,200            10,680
   Willow Grove Bancorp, Inc.                                                      3,300            59,499
 * Wilshire Enterprises, Inc.                                                        600             3,618
 * Wilson Greatbatch Technologies, Inc.                                            2,200            44,110
 * Wind River Systems, Inc.                                                        8,200            99,220
 # Winn-Dixie Stores, Inc.                                                        33,700           134,800
   Wintrust Financial Corp.                                                          800            47,872
 * Wireless Facilities, Inc.                                                      17,600           145,728
   Wireless Telecom Group, Inc.                                                    3,100             9,176
 * Witness Systems, Inc.                                                           4,100            61,459
*# WMS Industries, Inc.                                                            9,100           270,634
 * Wolverine Tube, Inc.                                                            1,200            12,744
   Woodhead Industries, Inc.                                                       3,900            58,812
   Woodward Governor Co.                                                           4,800           349,680
 * World Acceptance Corp.                                                          3,200            82,528
*# WorldQuest Networks, Inc.                                                       1,700             5,083
 * Worldwide Restaurant Concepts, Inc.                                            12,900            42,183
   Worthington Industries, Inc.                                                   69,000         1,484,190
 * Xanser Corp.                                                                   10,600            29,892
*# Xerox Corp.                                                                   158,800         2,432,816
 * Xeta Corp.                                                                      1,600             4,752
*# XM Satellite Radio Holdings, Inc.                                              32,200         1,188,502
*# Yahoo!, Inc.                                                                    4,152   $       156,198
   Yardville National Bancorp                                                      3,100           103,261
 * Yellow Roadway Corp.                                                           24,791         1,310,204
#  York International Corp.                                                        9,900           365,013
 * Zapata Corp.                                                                      200            12,604
 * Zhone Technologies, Inc.                                                          600             1,464
*# Zoltek Companies, Inc.                                                         16,800           154,560
 * Zomax, Inc.                                                                    14,600            50,224
 * Zoran Corp.                                                                    12,542           148,623
 * Zygo Corp.                                                                     15,000           174,300
                                                                                           ---------------
 TOTAL COMMON STOCKS
  (Cost $1,204,393,328)                                                                      1,686,983,850
                                                                                           ---------------

 RIGHTS/WARRANTS -- (0.0%)
 * Chart Industries, Inc.
     Warrants 09/15/10                                                                 3                46
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                             1,687             9,279
 * Foster Wheelers, Ltd.
     Warrants 09/24/07                                                             3,500                 0
 * Timco Aviation Services, Inc.
     Warrants 02/27/07                                                               229                 0
                                                                                           ---------------

 TOTAL RIGHTS/WARRANTS
  (Cost $43,938)                                                                                     9,325
                                                                                           ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
 BONDS -- (0.0%)
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07 (Cost $0)                                          $             0                 0
                                                                                           ---------------
 TEMPORARY CASH INVESTMENTS -- (9.7%)
  Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%, 12/01/04
   (Collateralized by $173,211,000 U.S. Treasury Bills, maturities ranging from 02/17/05 to 05/12/05, valued at $171,735,769) to be repurchased at $168,373,451
   (Cost $168,364,378)^                                                          168,364       168,364,378
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $13,597,000 FHLMC Notes 4.20%, 10/20/09,
   valued at $13,655,331) to be repurchased at $13,513,706
   (Cost $13,513,000)                                                             13,513        13,513,000
                                                                                           ---------------

 TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $181,877,378)                                                                          181,877,378
                                                                                           ---------------

 TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,386,314,644)                                                                    $ 1,868,870,553
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $161,949 of securities on loan)                    $  1,868,871
Cash                                                                                          1
Receivables:
   Investment Securities Sold                                                               418
   Dividends and Interest                                                                 3,007
   Fund Shares Sold                                                                       1,038
   Securities Lending                                                                        16
Prepaid Expenses and Other Assets                                                             1
                                                                                   ------------
      Total Assets                                                                    1,873,352
                                                                                   ------------

LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                     168,364
   Investment Securities Purchased                                                        1,990
   Due to Advisor                                                                           276
Accrued Expenses and Other Liabilities                                                      109
                                                                                   ------------
      Total Liabilities                                                                 170,739
                                                                                   ------------
NET ASSETS                                                                         $  1,702,613
                                                                                   ============

Investments at Cost                                                                $  1,386,315
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends                                                                       $     18,671
   Interest                                                                                 216
   Income from Securities Lending                                                           150
                                                                                   ------------
          Total Investment Income                                                        19,037
                                                                                   ------------

EXPENSES
   Investment Advisory Services                                                           2,738
   Accounting & Transfer Agent Fees                                                         409
   Custodian Fees                                                                           127
   Legal Fees                                                                                 9
   Audit Fees                                                                                20
   Shareholders' Reports                                                                     27
   Trustees' Fees and Expenses                                                               12
   Other                                                                                     26
                                                                                   ------------
          Total Expenses                                                                  3,368
                                                                                   ------------
   NET INVESTMENT INCOME (LOSS)                                                          15,669
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                 1,597
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            241,813
                                                                                   ------------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                             243,410
                                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $    259,079
                                                                                   ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                       YEAR           YEAR
                                                                                      ENDED          ENDED
                                                                                     NOV. 30,       NOV. 30,
                                                                                       2004           2003
                                                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $     15,669   $      4,897
   Net Realized Gain (Loss) on Investment Securities Sold                                 1,597        (22,174)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            241,813        204,201
                                                                                   ------------   ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations               259,079        186,924
                                                                                   ------------   ------------
Transactions in Interest:
   Contributions                                                                        386,040        290,723
   Withdrawals                                                                          (27,739)       (66,772)
                                                                                   ------------   ------------
          Net Increase from Transactions in Interest                                    358,301        223,951
                                                                                   ------------   ------------
          Total Increase (Decrease)                                                     617,380        410,875

NET ASSETS
   Beginning of Period                                                                1,085,233        674,358
                                                                                   ------------   ------------
   End of Period                                                                   $  1,702,613   $  1,085,233
                                                                                   ============   ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                         2004           2003           2002           2001           2000
                                                     ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period                          N/A            N/A            N/A            N/A            N/A
                                                     ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                --             --             --             --             --
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                          --             --             --             --             --
                                                     ------------   ------------   ------------   ------------   ------------
      Total from Investment Operations                         --             --             --             --             --
                                                     ------------   ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS
   Net Investment Income                                       --             --             --             --             --
   Net Realized Gains                                          --             --             --             --             --
                                                     ------------   ------------   ------------   ------------   ------------
      Total Distributions                                     N/A            N/A            N/A            N/A            N/A
                                                     ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period                                N/A            N/A            N/A            N/A            N/A
                                                     ============   ============   ============   ============   ============
Total Return                                                20.49%         22.88%        (20.25)%         8.30%          3.07%

Net Assets, End of Period (thousands)                $  1,702,613   $  1,085,233   $    674,358   $    690,795   $    314,021
Ratio of Expenses to Average Net Assets                      0.25%          0.25%          0.25%          0.25%          0.26%
Ratio of Net Investment Income to Average Net
   Assets                                                    1.14%          0.61%          0.61%          1.17%          1.98%
Portfolio Turnover Rate                                         5%             6%            15%            11%            39%

----------
N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no such reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $22,407.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                  $    449,277
               Sales                                            70,293

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAX:

     No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses have been deemed to have been "passed through" to its Feeder Fund.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

                                                                                 NET
                                                                             UNREALIZED
                        FEDERAL         UNREALIZED        UNREALIZED        APPRECIATION/
                       TAX COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                    --------------    --------------    --------------     --------------
                    $    1,387,042    $      520,366    $      (38,537)    $      481,829

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each Portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each Portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the line of credit by the Series during the year ended November 30, 2004.

     There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004. The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each Portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

G. SECURITIES LENDING:

     As of November 30, 2004, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other portfolios of the Trust in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

H. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------  ---------------------  -----------------------  -----------------------------------------------------
                                                DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993    75 portfolios in 4       Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG    DFAIDG - since 1983    investment companies     Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director     DFAITC - since 1993    75 portfolios in 4       Steven G. Rothmeier Distinguished Service Professor
of DFAIDG, DIG and DEM.    DFAIDG - since 1986    investment companies     of Economics, Graduate School of Business,
Trustee of DFAITC.         DIG - since 1993                                University of Chicago. Senior Vice-President,
1101 E. 58th Street        DEM - since 1993                                Lexecon Inc. (economics, law, strategy and finance
Chicago, IL 60637                                                          consulting). Formerly, President, Cardean University
Date of Birth: 1/19/39                                                     (division of UNext.com). Member of the Boards of
                                                                           Milwaukee Mutual Insurance Company and UNext.com.
                                                                           Formerly, Trustee, First Prairie Funds (registered
                                                                           investment company). Trustee, Harbor Fund
                                                                           (registered investment company) (13 Portfolios).

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------  ---------------------  -----------------------  -----------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993    75 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981    investment companies     Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                   DIG - since 1993                                (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.         DEM - since 1993                                Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                  consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                            (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                              Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003   75 portfolios in 4       John and Natty McArthur University Professor,
Director of DFAIDG, DIG    DFA IDG - since 2003   investment companies     Graduate School of Business Administration, Harvard
and DEM.                   DFA DIG - since 2003                            University (since 1998). George Fisher Baker
Trustee of DFAITC.         DEM - since 2003                                Professor of Business Administration, Graduate
Harvard Business School                                                    School of Business Administration, Harvard
397 Morgan Hall                                                            University (1988-1998), Co-founder, Chief Science
Soldiers Field                                                             Officer, Integrated Finance Limited (since 2002).
Boston, MA 02163                                                           Director, MF Risk, Inc. (risk managemetnt software)
Date of Birth: 7/31/44                                                     (since 2001). Director, Peninsula Banking Group
                                                                           (bank) (since 2003). Director, Community First
                                                                           Financial Group (bank holding company) (since 2003).
                                                                           Formerly, Co-Founder and Principal, Long-Term
                                                                           Capital Management. Director, Vical Incorporated
                                                                           (biopharamceutical product development).

Myron S. Scholes           DFAITC - since 1993    75 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG    DFAIDG - since 1981    investment companies     Stanford University. Managing Partner, Oak Hill
and DEM.                   DIG - since 1993                                Capital Management (private equity firm). Chairman,
Trustee of DFAITC.         DEM - since 1993                                Oak Hill Platinum Partners (hedge fund). Director,
Oak Hill Capital                                                           Chicago Mercantile Exchange. Consultant, Arbor
Management, Inc.                                                           Investors. Formerly, Director, Smith Breeden Family
2775 Sand Hill Rd.                                                         of Funds. Director, American Century Fund Complex
Suite 220                                                                  (registered investment companies) (38 Portfolios);
Menlo Park, CA 94025                                                       and Director, Chicago Mercantile Exchange Holdings
Date of Birth: 7/01/41                                                     Inc..

Abbie J. Smith             DFAITC - since 2000    75 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000    investment companies     Graduate School of Business, University of Chicago,
and DEM.                   DIG - since 2000                                Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.         DEM - since 2000                                School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                         (office furniture) and Director, Ryder System Inc.
Business University of                                                     (transportation).
Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                 INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993    75 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief  DFAIDG - since 1981    investment companies     Investment Officer and President of Dimensional Fund
Executive Officer, Chief   DIG - since 1992                                Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and     DEM - since 1993                                DEM. Chairman, Trustee, Chief Executive Officer,
President of DFAIDG, DIG                                                   Chief Investment Officer and President of DFAITC.
and DEM. Chairman,                                                         Director of Dimensional Fund Advisors Ltd. and
Trustee, Chief Executive                                                   formerly Chief Investment Officer. Director, Chief
Officer, Chief Investment                                                  Investment Officer and President of DFA Australia
Officer and President of                                                   Ltd. Formerly, Director of Dimensional Funds PLC.
DFAITC.                                                                    Chairman, Director, Chief Executive Officer and
1299 Ocean Avenue                                                          Chief Investment Officer of Dimensional Fund
Santa Monica, CA 90401                                                     Advisors Canada Inc. (All Chief Investment Officer
Date of Birth: 12/02/46                                                    positions held starting 1/1/2003 except for
                                                                           Dimensional Fund Advisors Canada Inc., which was
                                                                           from 6/17/2003.)

                                                                           Limited Partner, Oak Hill Partners. Director,
                                                                           University of Chicago Business School. Formerly,
                                                                           Director, SA Funds (registered investment company).
                                                                           Formerly Director, Assante Corporation (investment
                                                                           management) (until 2002).

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------  ---------------------  -----------------------  -----------------------------------------------------
Rex A. Sinquefield*        DFAITC - since 1993    75 portfolios in 4       Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of   DFAIDG - since 1981    investment companies     Investment Officer) of Dimensional Fund Advisors
DFAIDG, DIG and DEM.       DIG - since 1992                                Inc., DFA Securities Inc., DFAIDG, DIG and DEM.
Trustee and Chairman of    DEM - since 1993                                Chairman, Trustee (and prior to 1/1/2003, Chief
DFAITC.                                                                    Investment Officer) of DFAITC. Director and formerly
1299 Ocean Avenue                                                          President of Dimensional Fund Advisors Ltd. Director
Santa Monica, CA 90401                                                     (and prior to 1/1/2003, Chief Investment Officer) of
Date of Birth: 9/07/44                                                     DFA Australia Ltd. Director of Dimensional Funds PLC
                                                                           and Dimensional Fund Advisors Canada Inc.

                                                                           Trustee, St. Louis University. Life Trustee and
                                                                           Member of Investment Committee, DePaul University.
                                                                           Director, The German St. Vincent Orphan Home. Member
                                                                           of Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                       TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
             AND ADDRESS                    SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------   -----------------   ------------------------------------------------------------------
                                                         OFFICERS

Arthur H. Barlow                       Since 1993          Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                       Since 2001          Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                               DFA Australia Limited, Dimensional Fund Advisors Ltd., and since
Secretary                                                  June 2003, Dimensional Fund Advisors Canada Inc. Prior to April
Date of Birth: 1/24/67                                     2001, legal counsel for Dimensional (since March 2000). Associate,
                                                           Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                       Since 2004          Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                             Portfolio Manager of Dimensional. Formerly, Graduate Student at
Date of Birth: 8/20/72                                     the University of Chicago (Septempter 2000 to March 2001); and
                                                           Associate of US Bancorp Piper Jaffrey (September 1999 to Spetember
                                                           2000).

Truman A. Clark                        Since 1996          Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                 Since 2004          Vice President of all the DFA Entities. Formerly, Senior
Vice President                                             Compliance Officer, INVESCO Institutional, Inc. and its affiliates
Date of Birth: 12/21/65                                    (August 2000 to January 2004); Brach Chief, Investment Company and
                                                           Invesment Advisor Inspections, Securities and Exchange Commission
                                                           (April 1994 to August 2000).

                                       TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
             AND ADDRESS                    SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------   -----------------   ------------------------------------------------------------------
James L. Davis                         Since 1999          Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/29/56                                    Formerly at Kansas State University, Arthur Andersen & Co., and
                                                           Phillips Petroleum Co.

Robert T. Deere                        Since 1994          Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                             Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                     Since 2001          Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             of DFA Australia Limited. Prior to April 2001, marketing
Date of Birth: 3/18/70                                     supervisor and marketing coordinator for Dimensional.

Richard A. Eustice                     Since 1998          Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                               DFA Australia Limited. Formerly, Vice President of Dimensional
Secretary                                                  Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                    Since 1993          Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                      Since 2001          Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                             Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                        Since 2004          Vice President of all DFA Entities. Prior to April 2004,
Vice President                                             institutional client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                    Since 2004          Vice President of all DFA Entities. Prior to April 2004,
Vice President                                             institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                         Since 2001          Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                             Associate Dean of the Leventhal School of Accounting (September
Date of Birth: 11/24/61                                    1998 to August 2001) and Academic Director Master of Business
                                                           Taxation Program (June 1996 to August 2001) at the University of
                                                           Southern California Marshall School of Business.

Henry F. Gray                          Since 2000          Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             of DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                   Since 1997          Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                             Entities, DFA Australia Limited, and Dimensional Fund Advisors
Assistant Treasurer                                        Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors
Date of Birth: 1/22/61                                     Ltd..

Christine W. Ho                        Since 2004          Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                             Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                           Since 2004          Vice President of all DFA Entities. Prior to April 2004, counsel
Vice President                                             of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher
Date of Birth: 11/8/73                                     LLP (September 1997 to August 2001).

Patrick Keating                        Since 2003          Vice President of all the DFA Entities and Dimensional Fund
Vice President                                             Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                    Executive Officer, Assante Asset Management, Inc. (October 2000 to
                                                           December 2002); Director, Assante Capital Management (October 2000
                                                           to December 2002); President and Chief Executive Officer, Assante
                                                           Capital Management (October 2000 to April 2001); Executive Vice
                                                           President, Assante Corporation (May 2001 to December 2002);
                                                           Director, Assante Asset Management Ltd. (September 1997 to
                                                           December 2002); President and Chief Executive Officer, Assante
                                                           Asset Management Ltd. (September 1998 to May 2001); Executive Vice
                                                           President, Loring Ward (financial services company) (January 1996 to September 1998).

                                       TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
             AND ADDRESS                    SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------   -----------------   ------------------------------------------------------------------
Joseph F. Kolerich                     Since 2004          Vice President of all the DFA Entities. From April 2001 to April
Vice President                                             2004, Portfolio Manager for Dimensional. Formerly, a trader at
Date of Birth: 11/7/71                                     Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                           Management Company).

Heather H. Mathews                     Since 2004          Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                             Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                    Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                           Since 2003          Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                             Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                      Associates (investment consulting firm) (December 2000 to June
                                                           2002); and President, Kobe Investment Research (August 1999 to
                                                           November 2000).

Catherine L. Newell                    Vice President      Vice President and Secretary of all the DFA Entities. Vice
Vice President and Secretary             since 1997        President and Assistant Secretary of DFA Australia Limited (since
Date of Birth: 5/7/64                  and Secretary       February 2002, April 1997 and May 2002, respectively). Vice
                                         since 2000        President and Secretary of Dimensional Fund Advisors Canada Inc.
                                                           (since June 2003). Director, Dimensional Funds plc (since January
                                                           2002). Formerly, Assistant Secretary of all DFA Entities and
                                                           Dimensional Fund Advisors Ltd.

David A. Plecha                        Since 1993          Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                     Since 2002          Vice President of all the DFA Entities. Formerly, Research
Vice President                                             Associate for Dimensional (June 2000 to April 2002). Formerly,
Date of Birth: 1/28/67                                     Research Scientist (August 1998 to June 2000), California
                                                           Institute of Technology.

Michael T. Scardina                    Since 1993          Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial                            DFA Entities, DFA Australia Limited and Dimensional Fund Advisors
Officer and Treasurer                                      Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.
Date of Birth: 10/12/55                                    Director, Dimensional Fund Advisors Ltd. (since February 2002) and
                                                           Dimensional Funds, plc (January 2002).

David E. Schneider                     Since 2001          Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                             Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                      Since 2001          Vice President of all the DFA Entities. Director of Dimensional
Vice President                                             Fund Advisors, Ltd. Formerly, Vice President of DFA Australia
Santa Monica, CA                                           Limited. Formerly, Director of Dimensional Funds plc. Formerly,
Date of Birth: 8/24/54                                     Managing Principal, Payden & Rygel Investment Counsel (April 1998
                                                           to December 2000).

Jeanne C. Sinquefield, Ph.D.*          Since 1988          Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                   Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                           Dimensional Fund Advisors Ltd. (since January 2003) and
Date of Birth: 12/2/46                                     Dimensional Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                         Since 2004          Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                             Portfolio Manager of Dimensional. Formerly, Principal of William
Date of Birth: 5/26/56                                     M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                         Since 2000          Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                             Portfolio Manager of Dimensional. Formerly, Vice President of DFA
Santa Monica, CA                                           Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                     Since 2004          Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                             institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                       TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
             AND ADDRESS                    SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------   -----------------   ------------------------------------------------------------------
Bradley G. Steiman                     Since 2004          Vice President of all the DFA Entities and Dimensional Fund
Vice President                                             Advisors Canada Inc. (since June 2003). Prior to April 2002,
Date of Birth: 3/25/73                                     Regional Director of Dimensional. Formerly, Vice President and
                                                           General Manager of Assante Global Advisors (July 2000 to April
                                                           2002); Vice President of Assante Asset Management Inc. (March 2000
                                                           to July 2000); and Private Client Manager at Loring Ward
                                                           Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                        Since 1997          Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                             Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Santa Monica, CA                                           Fund Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                       Since 2004          Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                             institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                   Since 1997          Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                      Since 2001          Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                             Financial Advisors Services of Dimensional. Director of
Santa Monica, CA                                           Dimensional Fund Advisors Ltd. (since October 2003) and President
Date of Birth: 3/3/45                                      of Dimensional Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                                  ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2004

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INTERNATIONAL VALUE PORTFOLIO II

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
DIMENSIONAL INVESTMENT GROUP INC.
      Performance Chart                                                              1
      Management's Discussion and Analysis                                           2
      Disclosure of Fund Expenses                                                    4
      Statement of Assets and Liabilities                                            5
      Statement of Operations                                                        6
      Statements of Changes in Net Assets                                            7
      Financial Highlights                                                           8
      Notes to Financial Statements                                                  9
      Report of Independent Registered Certified Public Accounting Firm             12

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
      Performance Chart                                                             13
      Disclosure of Fund Expenses                                                   14
      Disclosure of Portfolio Holdings                                              15
      Schedule of Investments                                                       16
      Statement of Assets and Liabilities                                           22
      Statement of Operations                                                       23
      Statements of Changes in Net Assets                                           24
      Financial Highlights                                                          25
      Notes to Financial Statements                                                 26
      Report of Independent Registered Certified Public Accounting Firm             30

FUND MANAGEMENT                                                                     31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                         37

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                  DFA INTERNATIONAL VALUE PORTFOLIO II    MSCI EAFE INDEX (NET DIVIDENDS)
11/30/1994                                  $   10,000                         $   10,000
12/31/1994                                  $   10,058                         $   10,063
 1/31/1995                                  $    9,657                         $    9,676
 2/28/1995                                  $    9,635                         $    9,648
 3/31/1995                                  $   10,195                         $   10,250
 4/30/1995                                  $   10,512                         $   10,636
 5/31/1995                                  $   10,449                         $   10,509
 6/30/1995                                  $   10,333                         $   10,324
 7/31/1995                                  $   10,914                         $   10,967
 8/31/1995                                  $   10,534                         $   10,549
 9/30/1995                                  $   10,597                         $   10,755
10/31/1995                                  $   10,387                         $   10,466
11/30/1995                                  $   10,665                         $   10,757
12/31/1995                                  $   11,179                         $   11,190
 1/31/1996                                  $   11,286                         $   11,236
 2/29/1996                                  $   11,351                         $   11,274
 3/31/1996                                  $   11,512                         $   11,514
 4/30/1996                                  $   11,951                         $   11,849
 5/31/1996                                  $   11,833                         $   11,630
 6/30/1996                                  $   11,865                         $   11,696
 7/31/1996                                  $   11,544                         $   11,354
 8/31/1996                                  $   11,597                         $   11,379
 9/30/1996                                  $   11,790                         $   11,681
10/31/1996                                  $   11,672                         $   11,562
11/30/1996                                  $   12,187                         $   12,022
12/31/1996                                  $   12,032                         $   11,867
 1/31/1997                                  $   11,627                         $   11,452
 2/28/1997                                  $   11,726                         $   11,639
 3/31/1997                                  $   11,759                         $   11,681
 4/30/1997                                  $   11,693                         $   11,743
 5/31/1997                                  $   12,581                         $   12,507
 6/30/1997                                  $   13,119                         $   13,197
 7/31/1997                                  $   13,294                         $   13,411
 8/31/1997                                  $   12,428                         $   12,409
 9/30/1997                                  $   12,877                         $   13,104
10/31/1997                                  $   12,198                         $   12,097
11/30/1997                                  $   11,682                         $   11,974
12/31/1997                                  $   11,637                         $   12,078
 1/31/1998                                  $   12,330                         $   12,630
 2/28/1998                                  $   13,147                         $   13,441
 3/31/1998                                  $   13,715                         $   13,855
 4/30/1998                                  $   13,760                         $   13,964
 5/31/1998                                  $   13,885                         $   13,897
 6/30/1998                                  $   13,749                         $   14,002
 7/31/1998                                  $   13,897                         $   14,144
 8/31/1998                                  $   12,080                         $   12,392
 9/30/1998                                  $   11,422                         $   12,012
10/31/1998                                  $   12,569                         $   13,264
11/30/1998                                  $   13,114                         $   13,943
12/31/1998                                  $   13,370                         $   14,493
 1/31/1999                                  $   13,100                         $   14,451
 2/28/1999                                  $   12,760                         $   14,106
 3/31/1999                                  $   13,545                         $   14,695
 4/30/1999                                  $   14,354                         $   15,290
 5/31/1999                                  $   13,616                         $   14,503
 6/30/1999                                  $   14,226                         $   15,068
 7/31/1999                                  $   14,741                         $   15,516
 8/31/1999                                  $   14,881                         $   15,573
 9/30/1999                                  $   14,939                         $   15,730
10/31/1999                                  $   14,869                         $   16,319
11/30/1999                                  $   14,821                         $   16,886
12/31/1999                                  $   15,554                         $   18,401
 1/31/2000                                  $   14,351                         $   17,232
 2/29/2000                                  $   13,987                         $   17,696
 3/31/2000                                  $   14,764                         $   18,382
 4/30/2000                                  $   14,376                         $   17,415
 5/31/2000                                  $   14,655                         $   16,989
 6/30/2000                                  $   15,663                         $   17,654
 7/31/2000                                  $   15,153                         $   16,914
 8/31/2000                                  $   15,286                         $   17,060
 9/30/2000                                  $   14,837                         $   16,230
10/31/2000                                  $   14,727                         $   15,846
11/30/2000                                  $   14,702                         $   15,252
12/31/2000                                  $   15,519                         $   15,794
 1/31/2001                                  $   15,546                         $   15,786
 2/28/2001                                  $   15,068                         $   14,603
 3/31/2001                                  $   14,154                         $   13,629
 4/30/2001                                  $   14,895                         $   14,576
 5/31/2001                                  $   14,776                         $   14,062
 6/30/2001                                  $   14,498                         $   13,487
 7/31/2001                                  $   14,194                         $   13,241
 8/31/2001                                  $   14,405                         $   12,906
 9/30/2001                                  $   12,563                         $   11,599
10/31/2001                                  $   12,642                         $   11,896
11/30/2001                                  $   13,092                         $   12,334
12/31/2001                                  $   13,152                         $   12,408
 1/31/2002                                  $   12,854                         $   11,748
 2/28/2002                                  $   12,996                         $   11,831
 3/31/2002                                  $   13,807                         $   12,471
 4/30/2002                                  $   14,277                         $   12,553
 5/31/2002                                  $   14,761                         $   12,712
 6/30/2002                                  $   14,349                         $   12,206
 7/31/2002                                  $   12,870                         $   11,001
 8/31/2002                                  $   12,856                         $   10,976
 9/30/2002                                  $   11,333                         $    9,798
10/31/2002                                  $   11,661                         $   10,324
11/30/2002                                  $   12,358                         $   10,793
12/31/2002                                  $   12,043                         $   10,430
 1/31/2003                                  $   11,635                         $    9,994
 2/28/2003                                  $   11,402                         $    9,765
 3/31/2003                                  $   11,125                         $    9,573
 4/30/2003                                  $   12,348                         $   10,511
 5/31/2003                                  $   13,280                         $   11,148
 6/30/2003                                  $   13,702                         $   11,418
 7/31/2003                                  $   14,329                         $   11,694
 8/31/2003                                  $   14,693                         $   11,977
 9/30/2003                                  $   15,261                         $   12,346
10/31/2003                                  $   16,455                         $   13,115
11/30/2003                                  $   16,805                         $   13,407
12/31/2003                                  $   18,067                         $   14,454
 1/31/2004                                  $   18,527                         $   14,659
 2/29/2004                                  $   19,092                         $   14,997
 3/31/2004                                  $   19,389                         $   15,081
 4/30/2004                                  $   18,795                         $   14,740
 5/31/2004                                  $   18,988                         $   14,790
 6/30/2004                                  $   19,771                         $   15,114
 7/31/2004                                  $   19,035                         $   14,623
 8/31/2004                                  $   19,290                         $   14,688
 9/30/2004                                  $   19,904                         $   15,072
10/31/2004                                  $   20,659                         $   15,586
11/30/2004                                  $   22,201                         $   16,650

AVERAGE ANNUAL             ONE        FIVE         TEN
TOTAL RETURN              YEAR        YEARS       YEARS
-------------------------------------------------------
                          32.11%       8.42%      8.29%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

      International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                     LOCAL
                                                                   CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                       RETURN             RETURN
-----------------------------                                  ----------------   ----------------
United Kingdom (net dividends)                                            12.03%             24.51%
Japan (net dividends)                                                     10.69%             17.86%
France                                                                    12.62%             24.86%
Switzerland                                                                5.03%             19.32%
Germany                                                                   11.22%             23.29%
Netherlands                                                                6.65%             18.21%
Australia                                                                 28.04%             37.29%
Italy                                                                     17.28%             30.03%
Spain                                                                     23.45%             36.88%
Sweden                                                                    29.85%             45.79%

----------
Gross returns unless otherwise noted.

Source: Morgan Stanley Capital International

      Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                                    32.17%
Citigroup Extended Market Index EPAC (small companies)                                       30.10%
MSCI EAFE Value Index (net dividends)                                                        29.32%
MSCI EAFE Index (net dividends)                                                              24.19%
MSCI EAFE Growth Index (net dividends)                                                       19.07%

      Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                              TOTAL
                                             RETURNS
COUNTRY                                      (U.S. $)
-------                                      --------
Brazil                                         34.91%
Argentina                                      25.55%
Thailand                                        2.99%
Chile                                          31.00%
Indonesia                                      49.70%
Hungary                                        84.84%
Israel                                         14.51%
Poland                                         63.81%
Taiwan                                          7.55%
Mexico                                         43.28%
Malaysia                                       17.71%
Philippines                                    38.36%
Turkey                                         57.65%
South Korea                                    26.73%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

      The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DFA INTERNATIONAL VALUE PORTFOLIO II

      The DFA International Value Portfolio II seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 600 stocks in 21 developed-country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

      As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index (net dividends), and 29.32% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio II over this year was 32.11%. Relative to the MSCI EAFE Value Index (net dividends) superior performance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 67% for the Portfolio compared to 31% for the Index.

                           DISCLOSURE OF FUND EXPENSES

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                              BEGINNING            ENDING                                EXPENSES
                                               ACCOUNT            ACCOUNT           ANNUALIZED             PAID
                                                VALUE              VALUE             EXPENSE              DURING
DFA INTERNATIONAL VALUE PORTFOLIO II           6/01/04            11/30/04            RATIO              PERIOD*
------------------------------------       ----------------   ----------------   ----------------    ----------------
Actual Fund Return                         $       1,000.00   $       1,169.20         0.40%         $           2.17
Hypothetical 5% Return                     $       1,000.00   $       1,023.00         0.40%         $           2.02

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (11,795,039 Shares, Cost $141,208) at Value+      $        189,192
Receivable for Fund Shares Sold                                                          1,074
Prepaid Expenses and Other Assets                                                            6
                                                                              ----------------
      Total Assets                                                                     190,272
                                                                              ----------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                                       1,074
   Due to Advisor                                                                            1
Accrued Expenses and Other Liabilities                                                      21
                                                                              ----------------
      Total Liabilities                                                                  1,096
                                                                              ----------------
NET ASSETS                                                                    $        189,176
                                                                              ================

SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                         12,881,097
                                                                              ================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $          14.69
                                                                              ================

NET ASSETS CONSIST OF:
Paid-in Capital                                                               $        152,662
Accumulated Net Investment Income (Loss)                                                    (2)
Accumulated Net Realized Gain (Loss)                                                   (11,468)
Unrealized Appreciation (Depreciation) from Investment Securities                       47,984
                                                                              ----------------
      Total Net Assets                                                        $        189,176
                                                                              ================

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company        $          2,533
                                                                              ----------------
EXPENSES
   Administrative Services                                                                  12
   Accounting & Transfer Agent Fees                                                          5
   Legal Fees                                                                                6
   Audit Fees                                                                                1
   Filing Fees                                                                              50
   Shareholders' Reports                                                                    35
   Directors' Fees and Expenses                                                              2
   Other                                                                                     2
                                                                              ----------------
          Total Expenses                                                                   113
                                                                              ----------------
   NET INVESTMENT INCOME (LOSS)                                                          2,420
                                                                              ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                 (683)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                             31,796
                                                                              ----------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                             31,113
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $         33,533
                                                                              ================

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    YEAR                YEAR
                                                                                   ENDED               ENDED
                                                                                  NOV. 30,            NOV. 30,
                                                                                    2004                2003
                                                                              ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $          2,420    $          1,088
   Capital Gain Distributions Received from The DFA Investment Trust Company                --                  40
   Net Realized Gain (Loss) on Investment Securities Sold                                 (683)             (2,451)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                             31,796              16,755
                                                                              ----------------    ----------------
          Net Increase (Decrease) in Net Assets Resulting from Operations               33,533              15,432
                                                                              ----------------    ----------------
Distributions From:
   Net Investment Income                                                                (3,547)               (856)
   Net Short-Term Gains                                                                   (129)                 --
   Net Long-Term Gains                                                                     (41)                 --
                                                                              ----------------    ----------------
          Total Distributions                                                           (3,717)               (856)
                                                                              ----------------    ----------------
Capital Share Transactions (1):
   Shares Issued                                                                       115,384              75,088
   Shares Issued in Lieu of Cash Distributions                                           3,717                 856
   Shares Redeemed                                                                     (28,961)            (58,876)
                                                                              ----------------    ----------------
          Net Increase (Decrease) from Capital Share Transactions                       90,140              17,068
                                                                              ----------------    ----------------
          Total Increase (Decrease)                                                    119,956              31,644

NET ASSETS
   Beginning of Period                                                                  69,220              37,576
                                                                              ----------------    ----------------
   End of Period                                                              $        189,176    $         69,220
                                                                              ================    ================
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                      8,904               7,899
      Shares Issued in Lieu of Cash Distributions                                          298                 104
      Shares Redeemed                                                                   (2,317)             (6,333)
                                                                              ----------------    ----------------
                                                                                         6,885               1,670
                                                                              ================    ================

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                        YEAR           YEAR           YEAR           YEAR           YEAR
                                                       ENDED          ENDED          ENDED          ENDED          ENDED
                                                      NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period                 $    11.54     $     8.69     $     9.88     $    12.10     $    12.65
                                                     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                            0.25           0.18           0.22           0.24           0.23
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                      3.37           2.87          (0.74)         (1.43)         (0.32)
                                                     ----------     ----------     ----------     ----------     ----------
      Total from Investment Operations                     3.62           3.05          (0.52)         (1.19)         (0.09)
                                                     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Net Investment Income                                  (0.44)         (0.20)         (0.24)         (0.24)         (0.25)
   Net Realized Gains                                     (0.03)            --          (0.43)         (0.79)         (0.21)
                                                     ----------     ----------     ----------     ----------     ----------
      Total Distributions                                 (0.47)         (0.20)         (0.67)         (1.03)         (0.46)
                                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                       $    14.69     $    11.54     $     8.69     $     9.88     $    12.10
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                              32.11%         35.98%         (5.62)%       (10.94)%        (0.80)%

Net Assets, End of Period (thousands)                $  189,176     $   69,220     $   37,576     $   36,107     $   42,435
Ratio of Expenses to Average Net Assets (1)                0.37%          0.40%          0.45%          0.51%          0.53%
Ratio of Net Investment Income to Average
   Net Assets                                              1.98%          2.41%          2.45%          2.17%          1.87%
Portfolio Turnover Rate                                     N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series                15%            14%            18%             6%             9%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The DFA International Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,930.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

      The Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less that 0.75% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there were no fees subject to future reimbursement to the Advisor.

D.  FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a recharacterization of distributions and a return of capital which for tax purposes, is not available to offset future income, were reclassified to the following accounts (amounts in thousands):

                                                          INCREASE                 INCREASE
                                                         (DECREASE)               (DECREASE)
                                   INCREASE              ACCUMULATED            UNDISTRIBUTED
                                  (DECREASE)            NET REALIZED            NET INVESTMENT
                                PAID IN CAPITAL        GAINS (LOSSES)               INCOME
                                ---------------        --------------           --------------
                                    $  (19)                $  (32)                   $  51

      These reclassifications had no effect on net assets or net asset value per share.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                       ORDINARY
                      INCOME AND
                      SHORT-TERM           LONG-TERM         RETURN OF
                     CAPITAL GAINS       CAPITAL GAINS        CAPITAL       TOTAL
                     -------------       -------------       ---------     -------
      2004              $  3,657             $  41             $  19        $ 3,717
      2003                   856                --                --            856

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      As of November 30, 2004, there were no distributable earnings in the Portfolio.

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                                       NET
                                                                                   UNREALIZED
                                FEDERAL        UNREALIZED       UNREALIZED        APPRECIATION/
                               TAX COST       APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
                              ----------      ------------    --------------     --------------
                              $  152,676       $  47,984        $  (11,468)         $  36,516

E.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2004.

F.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                        THE DFA INTERNATIONAL VALUE SERIES      MSCI EAFE INDEX (NET DIVIDENDS)
11/30/1994                                       $  10,000                            $  10,000
12/31/1994                                       $  10,059                            $  10,063
 1/31/1995                                       $   9,661                            $   9,676
 2/28/1995                                       $   9,640                            $   9,648
 3/31/1995                                       $  10,210                            $  10,250
 4/30/1995                                       $  10,529                            $  10,636
 5/31/1995                                       $  10,469                            $  10,509
 6/30/1995                                       $  10,360                            $  10,324
 7/31/1995                                       $  10,943                            $  10,967
 8/31/1995                                       $  10,571                            $  10,549
 9/30/1995                                       $  10,634                            $  10,755
10/31/1995                                       $  10,432                            $  10,466
11/30/1995                                       $  10,719                            $  10,757
12/31/1995                                       $  11,239                            $  11,190
 1/31/1996                                       $  11,352                            $  11,236
 2/29/1996                                       $  11,423                            $  11,274
 3/31/1996                                       $  11,583                            $  11,514
 4/30/1996                                       $  12,035                            $  11,849
 5/31/1996                                       $  11,922                            $  11,630
 6/30/1996                                       $  11,964                            $  11,696
 7/31/1996                                       $  11,644                            $  11,354
 8/31/1996                                       $  11,695                            $  11,379
 9/30/1996                                       $  11,901                            $  11,681
10/31/1996                                       $  11,787                            $  11,562
11/30/1996                                       $  12,311                            $  12,022
12/31/1996                                       $  12,150                            $  11,867
 1/31/1997                                       $  11,744                            $  11,452
 2/28/1997                                       $  11,851                            $  11,639
 3/31/1997                                       $  11,895                            $  11,681
 4/30/1997                                       $  11,831                            $  11,743
 5/31/1997                                       $  12,729                            $  12,507
 6/30/1997                                       $  13,281                            $  13,197
 7/31/1997                                       $  13,464                            $  13,411
 8/31/1997                                       $  12,581                            $  12,409
 9/30/1997                                       $  13,044                            $  13,104
10/31/1997                                       $  12,360                            $  12,097
11/30/1997                                       $  11,838                            $  11,974
12/31/1997                                       $  11,790                            $  12,078
 1/31/1998                                       $  12,502                            $  12,630
 2/28/1998                                       $  13,324                            $  13,441
 3/31/1998                                       $  13,913                            $  13,855
 4/30/1998                                       $  13,956                            $  13,964
 5/31/1998                                       $  14,087                            $  13,897
 6/30/1998                                       $  13,950                            $  14,002
 7/31/1998                                       $  14,105                            $  14,144
 8/31/1998                                       $  12,260                            $  12,392
 9/30/1998                                       $  11,601                            $  12,012
10/31/1998                                       $  12,756                            $  13,264
11/30/1998                                       $  13,316                            $  13,943
12/31/1998                                       $  13,576                            $  14,493
 1/31/1999                                       $  13,307                            $  14,451
 2/28/1999                                       $  12,970                            $  14,106
 3/31/1999                                       $  13,769                            $  14,695
 4/30/1999                                       $  14,587                            $  15,290
 5/31/1999                                       $  13,848                            $  14,503
 6/30/1999                                       $  14,472                            $  15,068
 7/31/1999                                       $  14,995                            $  15,516
 8/31/1999                                       $  15,141                            $  15,573
 9/30/1999                                       $  15,196                            $  15,730
10/31/1999                                       $  15,128                            $  16,319
11/30/1999                                       $  15,081                            $  16,886
12/31/1999                                       $  15,826                            $  18,401
 1/31/2000                                       $  14,607                            $  17,232
 2/29/2000                                       $  14,242                            $  17,696
 3/31/2000                                       $  15,032                            $  18,382
 4/30/2000                                       $  14,641                            $  17,415
 5/31/2000                                       $  14,923                            $  16,989
 6/30/2000                                       $  15,963                            $  17,654
 7/31/2000                                       $  15,444                            $  16,914
 8/31/2000                                       $  15,580                            $  17,060
 9/30/2000                                       $  15,130                            $  16,230
10/31/2000                                       $  15,018                            $  15,846
11/30/2000                                       $  15,006                            $  15,252
12/31/2000                                       $  15,838                            $  15,794
 1/31/2001                                       $  15,864                            $  15,786
 2/28/2001                                       $  15,386                            $  14,603
 3/31/2001                                       $  14,448                            $  13,629
 4/30/2001                                       $  15,209                            $  14,576
 5/31/2001                                       $  15,094                            $  14,062
 6/30/2001                                       $  14,807                            $  13,487
 7/31/2001                                       $  14,506                            $  13,241
 8/31/2001                                       $  14,715                            $  12,906
 9/30/2001                                       $  12,839                            $  11,599
10/31/2001                                       $  12,917                            $  11,896
11/30/2001                                       $  13,390                            $  12,334
12/31/2001                                       $  13,445                            $  12,408
 1/31/2002                                       $  13,153                            $  11,748
 2/28/2002                                       $  13,299                            $  11,831
 3/31/2002                                       $  14,134                            $  12,471
 4/30/2002                                       $  14,612                            $  12,553
 5/31/2002                                       $  15,103                            $  12,712
 6/30/2002                                       $  14,679                            $  12,206
 7/31/2002                                       $  13,177                            $  11,001
 8/31/2002                                       $  13,164                            $  10,976
 9/30/2002                                       $  11,599                            $   9,798
10/31/2002                                       $  11,936                            $  10,324
11/30/2002                                       $  12,650                            $  10,793
12/31/2002                                       $  12,329                            $  10,430
 1/31/2003                                       $  11,922                            $   9,994
 2/28/2003                                       $  11,677                            $   9,765
 3/31/2003                                       $  11,401                            $   9,573
 4/30/2003                                       $  12,652                            $  10,511
 5/31/2003                                       $  13,605                            $  11,148
 6/30/2003                                       $  14,045                            $  11,418
 7/31/2003                                       $  14,679                            $  11,694
 8/31/2003                                       $  15,065                            $  11,977
 9/30/2003                                       $  15,642                            $  12,346
10/31/2003                                       $  16,876                            $  13,115
11/30/2003                                       $  17,237                            $  13,407
12/31/2003                                       $  18,530                            $  14,454
 1/31/2004                                       $  19,005                            $  14,659
 2/29/2004                                       $  19,577                            $  14,997
 3/31/2004                                       $  19,882                            $  15,081
 4/30/2004                                       $  19,282                            $  14,740
 5/31/2004                                       $  19,478                            $  14,790
 6/30/2004                                       $  20,282                            $  15,114
 7/31/2004                                       $  19,534                            $  14,623
 8/31/2004                                       $  19,788                            $  14,688
 9/30/2004                                       $  20,421                            $  15,072
10/31/2004                                       $  21,202                            $  15,586
11/30/2004                                       $  22,779                            $  16,650

AVERAGE ANNUAL            ONE         FIVE         TEN
TOTAL RETURN              YEAR        YEARS       YEARS
-------------------------------------------------------
                         32.15%       8.60%       8.58%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                           DISCLOSURE OF FUND EXPENSES

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                                     BEGINNING       ENDING                     EXPENSES
                                                                      ACCOUNT       ACCOUNT       ANNUALIZED      PAID
                                                                       VALUE         VALUE          EXPENSE      DURING
THE DFA INTERNATIONAL VALUE SERIES                                    6/01/04       11/30/04         RATIO       PERIOD*
----------------------------------                                   ----------    ----------     ----------    --------
Actual Fund Return                                                   $ 1,000.00    $ 1,169.50        0.28%       $ 1.52
Hypothetical 5% Return                                               $ 1,000.00    $ 1,023.60        0.28%       $ 1.42

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                              36.5%
Consumer Discretionary                                  17.0
Materials                                               13.7
Industrials                                             12.2
Telecommunication Service                                5.6
Consumer Staples                                         4.5
Utilities                                                3.5
Energy                                                   3.3
Health Care                                              2.0
Information Technology                                   1.7
                                                       -----
                                                       100.0%
                                                       =====

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (17.9%)
   COMMON STOCKS -- (17.9%)
            Aggregate Industries P.L.C.                                                        1,964,973   $        3,688,173
            Amvescap P.L.C.                                                                      225,900            1,384,318
            Arriva P.L.C.                                                                        231,050            2,163,954
            Associated British Foods P.L.C.                                                      990,462           14,152,962
            Associated British Ports Holdings P.L.C.                                             378,800            3,403,288
            Aviva P.L.C.                                                                       2,630,567           29,114,963
        *   AWG P.L.C.                                                                            76,018            1,092,962
            BAA P.L.C.                                                                         1,614,239           17,953,811
            BAE Systems P.L.C.                                                                 2,667,041           12,496,750
        *   Banco Santander Central Hispano SA                                                   841,876           10,033,633
            Barratt Developments P.L.C.                                                          338,959            3,329,838
            BBA Group P.L.C.                                                                     680,050            3,761,732
            Bellway P.L.C.                                                                        38,000              517,193
            Bovis Homes Group P.L.C.                                                             132,000            1,272,170
            BPB P.L.C.                                                                           458,500            3,857,096
            Bradford & Bingley P.L.C.                                                             80,259              421,938
            Britannic P.L.C.                                                                     278,864            2,213,019
        *   British Airways P.L.C.                                                             1,839,331            7,767,617
            British Land Co. P.L.C.                                                              870,090           13,610,932
            British Vita P.L.C.                                                                  286,388            1,466,422
            Brixton P.L.C.                                                                       359,333            2,217,502
            Cable and Wireless P.L.C.                                                          3,512,914            7,609,065
            Carnival P.L.C.                                                                      156,870            8,751,205
        *   Corus Group P.L.C.                                                                 6,312,988            6,630,051
            Derwent Valley Holdings P.L.C.                                                        49,351              927,107
            DeVere Group P.L.C.                                                                   85,228              713,960
            Dixons Group P.L.C.                                                                  333,402              927,542
        *   Duelguide Units P.L.C.                                                                36,010              370,184
        *   Easyjet P.L.C.                                                                       294,025            1,045,345
            FKI P.L.C.                                                                           856,795            2,171,803
            Friends Provident P.L.C.                                                           2,272,618            6,652,081
            Galen Holdings P.L.C.                                                                319,000            5,197,328
            Great Portland Estates P.L.C.                                                        239,324            1,464,984
            Greene King P.L.C.                                                                   105,263            2,400,651
            Hammerson P.L.C.                                                                     468,800            7,136,185
            Hanson P.L.C.                                                                        963,671            7,718,181
            HBOS P.L.C.                                                                           14,538              203,486
        *   HHG P.L.C.                                                                           842,619              780,794
            Hilton Group P.L.C.                                                                2,673,589           13,199,650
            Intercontinental Hotels Group P.L.C.                                                 968,773           12,321,669
        *   International Power P.L.C.                                                         2,525,271            7,316,497
            ITV P.L.C.                                                                         1,551,881            3,253,412
            Johnson Matthey P.L.C.                                                                43,250              837,103
            Kelda Group P.L.C.                                                                   161,510            1,664,219

            Kingfisher P.L.C.                                                                    659,395            3,628,560
            Land Securities Group P.L.C.                                                          78,654            1,931,002
            Liberty International P.L.C.                                                         469,345            7,948,434
            London Merchant Securities P.L.C.                                                    358,862            1,374,062
            Marks & Spencer Group P.L.C.                                                       1,197,239            7,507,828
            Mersey Docks & Harbour Co. P.L.C.                                                    115,042            1,963,986
            MFI Furniture Group P.L.C.                                                            66,600              147,555
            Millennium and Copthorne Hotels P.L.C.                                               493,245            3,403,860
            Mitchells & Butlers P.L.C.                                                           630,549            3,645,854
        *   MM02 P.L.C.                                                                        8,760,348           19,150,459
            Pearson P.L.C.                                                                       245,987            2,881,913
            Peninsular & Oriental Steam Navigation P.L.C.                                      1,130,420            6,506,424
            Pennon Group P.L.C.                                                                   58,615              993,265
            Persimmon P.L.C.                                                                     271,811            3,215,321
        *   Pillar Property P.L.C.                                                               131,128            1,766,906
        *   Premier Oil P.L.C.                                                                   119,812            1,281,811
            Quintain Estates & Development P.L.C.                                                 75,000              678,151
            Rio Tinto P.L.C.                                                                      83,136            2,429,211
            RMC Group P.L.C.                                                                     401,000            6,426,693
        *   Rolls Royce Group P.L.C.                                                           2,749,448           13,820,270
            Rolls Royce Group P.L.C.                                                          87,432,446              177,656
            Royal & Sun Alliance Insurance Group P.L.C.                                        5,018,810            7,069,730
            Royal Bank of Scotland Group P.L.C.                                                  219,664            6,750,397
            Sabmiller P.L.C.                                                                     192,609            3,241,389
            Sainsbury (J.) P.L.C.                                                              2,629,334           13,111,209
            Scottish & Newcastle P.L.C.                                                          976,911            8,005,286
            Scottish Power P.L.C.                                                              1,102,159            8,143,727
            Severn Trent P.L.C.                                                                  210,597            3,579,003
            Shire Pharmaceuticals Group P.L.C.                                                   683,427            6,850,230
            Singer & Friedlander Group P.L.C.                                                    253,818            1,360,647
            Slough Estates P.L.C.                                                                706,900            6,514,933
            Smith (David S.) Holdings P.L.C.                                                     547,941            1,559,927
            Somerfield P.L.C.                                                                    738,068            2,153,583
            Stanley Leisure P.L.C.                                                               189,634            1,618,826
            Tate & Lyle P.L.C.                                                                   660,070            6,201,623
            Taylor Woodrow P.L.C.                                                                998,309            4,430,105
        *   The Berkeley Group Holdings P.L.C.                                                   228,802            5,208,890
        *   Thus Group P.L.C.                                                                  1,857,640              506,804
            Trinity Mirror P.L.C.                                                                495,640            5,900,900
            United Utilities P.L.C.                                                              265,595            2,853,278
            Vodafone Group P.L.C.                                                             36,676,526           99,621,935
            Westbury P.L.C.                                                                       27,098              198,280
            Whitbread P.L.C.                                                                     520,965            7,943,848
            Wilson Bowden P.L.C.                                                                 105,900            2,014,911
            Wimpey (George) P.L.C.                                                               446,968            3,047,161
            Wolverhampton & Dudley Breweries P.L.C.                                              107,366            1,877,948
            Woolworths Group P.L.C.                                                            2,125,199            1,807,964
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $395,622,398)                                                                                          537,664,530
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    222,049
                                                                                                           ------------------
   (Cost $218,213)
   TOTAL -- UNITED KINGDOM
     (Cost $395,840,611)                                                                                          537,886,579
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (15.6%)
   COMMON STOCKS -- (15.4%)
        #   Aichi Steel Corp.                                                                    120,000              639,864
            AIOI Insurance Co., Ltd.                                                             928,735            4,099,014
            Aisin Seiki Co., Ltd.                                                                182,500            3,922,135
            Akita Bank, Ltd.                                                                     115,000              450,865
        #   Alpine Electronics, Inc.                                                              36,800              493,856
            Amada Co., Ltd.                                                                      376,000            1,892,739
        #   Anritsu Corp.                                                                         67,000              489,523
            Aoyama Trading Co., Ltd.                                                              47,700            1,177,185
            Asahi Breweries, Ltd.                                                                221,600            2,616,693
            Asatsu-Dk, Inc.                                                                       32,500              948,181
            Autobacs Seven Co., Ltd.                                                              23,700              691,733
            Awa Bank, Ltd.                                                                       196,600            1,196,489
            Bank of Iwate, Ltd.                                                                   15,300              708,959
        #   Bank of Kyoto, Ltd.                                                                  347,400            2,905,585
            Bank of Nagoya, Ltd.                                                                 185,000              954,565
            Canon Sales Co., Inc.                                                                124,900            1,788,562
            Chiba Bank, Ltd.                                                                     941,000            5,972,629
            Chudenko Corp.                                                                        41,100              594,696
            Chugoku Bank, Ltd.                                                                   238,800            2,606,569
            Citizen Watch Co., Ltd.                                                              318,000            2,878,243
            Coca-Cola West Japan Co., Ltd.                                                        58,400            1,453,691
            Comsys Holdings Corp.                                                                 92,000              790,402
            Cosmo Oil Co., Ltd.                                                                  764,000            2,217,655
            Dai Nippon Ink & Chemicals, Inc.                                                     459,000            1,037,281
            Dai Nippon Pharmaceutical Co., Ltd.                                                  106,000            1,019,438
            Dai Nippon Printing Co., Ltd.                                                        784,000           11,698,696
            Daicel Chemical Industries, Ltd.                                                     485,000            2,683,925
            Daido Steel Co., Ltd.                                                                274,000              749,659
            Daishi Bank, Ltd.                                                                    355,000            1,354,819
            Daiwa House Industry Co., Ltd.                                                       663,000            7,115,109
            Denso Corp.                                                                           22,500              537,877
        #   Ebara Corp.                                                                          173,000              769,700
            Ezaki Glico Co., Ltd.                                                                174,600            1,228,722
            Fuji Electric Co., Ltd.                                                              525,780            1,357,224
            Fuji Fire & Marine Insurance Co., Ltd.                                               297,000              967,308
            Fuji Heavy Industries                                                                493,000            2,277,016
            Fuji Oil Co., Ltd.                                                                    55,200              649,009
            Fuji Photo Film Co., Ltd.                                                            563,000           19,770,970
            Fujikura, Ltd.                                                                       241,000            1,080,405
            Fukui Bank, Ltd.                                                                     343,000            1,392,967
        #   Fukuoka Bank, Ltd.                                                                   418,000            2,647,827
            Fukuyama Transporting Co., Ltd.                                                      266,000            1,050,906
            Futaba Corp.                                                                          16,000              374,944
            Futaba Industrial Co., Ltd.                                                           44,100              715,289
            Glory, Ltd.                                                                           46,800              731,875
            Gunma Bank, Ltd.                                                                     323,000            1,689,328
            Gunze, Ltd.                                                                          148,000              645,146

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
            Hachijuni Bank, Ltd.                                                                 344,000            2,269,157
        *   Hankyu Corp.                                                                         174,000              672,142
            Hanshin Electric Railway Co., Ltd.                                                   216,000              711,083
            Heiwa Corp.                                                                           81,500            1,219,515
            Higo Bank, Ltd.                                                                      308,000            1,941,622
            Hitachi Cable, Ltd.                                                                  236,000              995,854
            Hitachi Maxell, Ltd.                                                                  96,000            1,303,233
            Hitachi Metals, Ltd.                                                                 360,000            2,041,542
            Hitachi, Ltd.                                                                      3,891,000           24,995,057
            Hokkoku Bank, Ltd.                                                                   223,000              989,578
            Hokuetsu Paper Mills, Ltd.                                                           162,000              876,828
            House Foods Corp.                                                                    117,000            1,665,322
            Hyakugo Bank, Ltd.                                                                   258,000            1,475,276
            Hyakujishi Bank, Ltd.                                                                314,000            1,844,631
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                       819,000            1,114,336
        *   Itochu Corp.                                                                         120,000              543,178
            Itoham Foods, Inc.                                                                   132,000              638,519
            Iyo Bank, Ltd.                                                                       204,000            1,488,562
            Japan Airport Terminal Co., Ltd.                                                      33,000              309,897
            Joyo Bank, Ltd.                                                                      545,000            2,549,901
            Juroku Bank, Ltd.                                                                    349,000            1,500,586
            Kagoshima Bank, Ltd.                                                                 132,000              795,400
            Kamigumi Co., Ltd.                                                                   357,000            2,766,866
        #   Kandenko Co., Ltd.                                                                   129,000              683,325
            Katokichi Co., Ltd.                                                                   34,500              650,155
        #   Kawasaki Heavy Industries, Ltd.                                                      910,000            1,369,900
            Kikkoman Corp.                                                                       259,000            2,361,000
            Kinden Corp.                                                                         167,000            1,229,842
            Kirin Brewery Co., Ltd.                                                              752,000            7,200,964
        #   Kissei Pharmaceutical Co., Ltd.                                                       41,000              858,892
            Kobe Steel, Ltd.                                                                   2,632,000            4,005,252
            Koito Manufacturing Co., Ltd.                                                        101,000              832,929
            Kokuyo Co., Ltd.                                                                      81,200              931,741
            Komori Corp.                                                                          47,000              648,548
            Kuraray Co., Ltd.                                                                    332,500            2,736,331
            KYORIN Pharmaceutical Co., Ltd.                                                       52,000              742,348
        #   Makita Corp.                                                                         209,000            3,228,203
            Marubeni Corp.                                                                     1,942,000            5,496,133
            Marui Co., Ltd.                                                                      345,200            4,561,048
            Maruichi Steel Tube, Ltd.                                                            117,000            2,051,704
            Matsushita Electric Industrial Co., Ltd.                                           2,684,135           39,847,476
            Matsushita Electric Works, Ltd.                                                      268,000            2,293,600
            Meiji Seika Kaisha, Ltd. Tokyo                                                       243,000            1,068,514
            Michinoku Bank, Ltd.                                                                  73,000              345,500
            Millea Holdings, Inc.                                                                  1,870           26,342,329
            Mitsubishi Gas Chemical Co., Inc.                                                    305,000            1,442,488
            Mitsubishi Heavy Industries, Ltd.                                                  3,355,000            9,601,127
            Mitsubishi Logistics Corp.                                                           106,000              984,889
            Mitsubishi Materials Corp.                                                           975,000            2,020,966
            Mitsui Chemicals, Inc.                                                               540,800            2,829,991
            Mitsui Engineering and Shipbuilding Co., Ltd.                                        481,000              801,907
            Mitsui Marine & Fire Insurance Co., Ltd.                                           1,564,000           13,746,639
            Mitsumi Electric Co., Ltd.                                                            45,800              505,707
            Mizuho Holdings, Inc.                                                                  1,192            5,173,642

            Morinaga Milk Industry Co., Ltd.                                                     160,000              644,584
            Musashino Bank, Ltd.                                                                  20,000              800,061
            Nagase & Co., Ltd.                                                                    87,000              687,585
            Namco, Ltd.                                                                           11,000              135,028
            Nanto Bank, Ltd.                                                                     317,000            1,532,365
            NGK Insulators, Ltd.                                                                 216,000            1,791,941
            NGK Spark Plug Co., Ltd.                                                             144,000            1,401,487
            Nichicon Corp.                                                                        51,200              633,612
            Nichirei Corp.                                                                       180,000              670,824
        #   Nifco, Inc.                                                                           37,000              567,669
            Nihon Unisys, Ltd.                                                                    69,100              641,335
            Nippon Broadcasting System, Inc.                                                      20,690              978,259
            Nippon Kayaku Co., Ltd.                                                              128,000              699,364
            Nippon Meat Packers, Inc., Osaka                                                     144,000            1,860,776
            Nippon Mitsubishi Oil Corp.                                                        1,871,050           12,279,544
            Nippon Paint Co., Ltd.                                                               167,000              670,721
            Nippon Sheet Glass Co., Ltd.                                                         280,000            1,076,398
        *   Nippon Shinpan Co., Ltd.                                                             191,000              675,452
            Nippon Shokubai Co., Ltd.                                                            163,000            1,338,046
            Nippon Television Network Corp.                                                        9,400            1,358,813
        #   Nishimatsu Construction Co., Ltd.                                                    364,000            1,141,553
            Nishi-Nippon Bank, Ltd.                                                              112,540              485,374
            Nissay Dowa General Insurance Co., Ltd.                                              383,000            1,786,299
            Nisshin Seifun Group, Inc.                                                           148,000            1,622,155
            Nisshin Steel Co., Ltd.                                                              627,000            1,494,189
            Nisshinbo Industries, Inc.                                                           305,000            2,084,653
      # *   Nissho Iwai-Nichmen Holdings Corp.                                                   130,400              547,916
        #   NSK, Ltd.                                                                            319,000            1,481,284
            Obayashi Corp.                                                                       520,000            3,225,959
            Ogaki Kyoritsu Bank, Ltd.                                                             68,000              361,150
            Oji Paper Co., Ltd.                                                                  275,000            1,564,800
            Okumura Corp.                                                                        144,000              793,282
            Onward Kashiyama Co., Ltd.                                                           100,000            1,357,842
            PanaHome Corp.                                                                       106,000              543,820
            Pioneer Electronic Corp.                                                             139,800            2,613,796
            Promise Co., Ltd.                                                                     60,500            4,220,704
            Q.P. Corp.                                                                           109,600              960,526
        #   Rengo Co., Ltd.                                                                      152,000              696,632
        *   Resona Holdings, Inc.                                                              1,873,000            3,307,879
            San In Godo Bank, Ltd.                                                               110,000              882,181
            Sanwa Shutter Corp.                                                                  101,000              563,623
            Sanyo Shinpan Finance Co., Ltd.                                                       19,800            1,273,932
        #   Sapporo Breweries, Ltd.                                                              251,000            1,083,835
            Sapporo Hokuyo Holdings, Inc.                                                            224            1,565,943
            Seino Transportation Co., Ltd.                                                       193,000            1,751,928
            Sekisui Chemical Co., Ltd.                                                           557,000            3,646,982
            Sekisui House, Ltd.                                                                  942,000           10,378,242
            Seventy-seven (77) Bank, Ltd.                                                        241,000            1,567,945
            SFCG Co., Ltd.                                                                         8,010            1,971,516
            Shiga Bank, Ltd.                                                                     272,000            1,484,603
            Shikoku Bank, Ltd.                                                                    72,000              412,853
            Shimachu Co., Ltd.                                                                    36,200              858,825
            Shinko Securities Co., Ltd.                                                          470,000            1,418,171
            Shizuoka Bank, Ltd.                                                                  473,000            4,154,962

            Sumitomo Bakelite Co., Ltd.                                                          105,000              610,069
            Sumitomo Corp.                                                                       471,000            3,964,211
            Sumitomo Electric Industries, Ltd.                                                   472,000            4,934,630
            Sumitomo Forestry Co., Ltd.                                                          139,000            1,217,377
            Sumitomo Metal Industries, Ltd. Osaka                                                592,000              787,024
            Sumitomo Metal Mining Co., Ltd.                                                      313,000            2,340,059
            Sumitomo Osaka Cement Co., Ltd.                                                      269,000              591,633
            Sumitomo Trust & Banking Co., Ltd.                                                    21,000              139,903
            Suzuken Co., Ltd.                                                                     54,000            1,269,287
            Taiheiyo Cement Corp.                                                              1,209,800            3,023,219
            Taisei Corp.                                                                         527,000            2,077,690
            Taiyo Yuden Co., Ltd.                                                                 77,000              782,756
            Takara Standard Co., Ltd.                                                            118,000              696,478
            Takashimaya Co., Ltd.                                                                124,000            1,172,422
            Teijin, Ltd.                                                                         893,000            3,829,691
            Teikoku Oil Co., Ltd.                                                                346,000            1,878,076
            Toda Corp.                                                                           203,000              906,207
            Toho Bank, Ltd.                                                                       97,000              356,918
            Tokai Tokyo Securities Co., Ltd.                                                     155,000              440,169
            Tokuyama Corp.                                                                       248,000            1,417,399
            Tokyo Broadcasting System, Inc.                                                      117,500            1,859,950
            Tokyo Style Co., Ltd.                                                                133,000            1,486,662
            Tokyo Tatemono Co., Ltd.                                                             143,000              920,968
            Toppan Printing Co., Ltd.                                                            441,000            4,576,733
            Toshiba TEC Corp.                                                                    181,000              804,742
            Tostem Inax Holding Corp.                                                            228,000            4,022,909
            Toyo Ink Manufacturing Co., Ltd.                                                     174,000              615,254
            Toyo Seikan Kaisha, Ltd.                                                             287,600            4,687,662
            Toyo Suisan Kaisha, Ltd.                                                              64,000              825,720
            Toyota Auto Body Co., Ltd.                                                            86,000            1,414,103
            Toyota Tsusho Corp.                                                                   79,000            1,188,614
            TV Asahi Corp.                                                                           202              413,308
            UNY Co., Ltd.                                                                        133,000            1,436,923
            Wacoal Corp.                                                                         149,000            1,673,221
            Yamagata Bank, Ltd.                                                                  100,000              468,422
            Yamaguchi Bank, Ltd.                                                                 133,000            1,349,530
            Yamanashi Chuo Bank, Ltd.                                                            119,000              700,781
            Yamatake Corp.                                                                        20,000              210,126
            Yamazaki Baking Co., Ltd.                                                            155,000            1,402,650
            Yokohama Rubber Co., Ltd.                                                            410,000            1,434,541
            York-Benimaru Co., Ltd.                                                               29,300              808,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $443,108,095)                                                                                          464,821,980
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Japanese Yen                                                                                            6,275,105
                                                                                                           ------------------
   (Cost $6,276,971)
   TOTAL -- JAPAN
     (Cost $449,385,066)                                                                                          471,097,085
                                                                                                           ------------------

   FRANCE -- (10.8%)
   COMMON STOCKS -- (10.8%)
            AGF (Assurances Generales de France SA)                                              177,559           12,204,896
            Air France                                                                           192,225            3,639,817
            Air Liquide SA                                                                         9,820            1,671,861
            Arcelor SA                                                                           167,800            3,697,167
            AXA                                                                                1,670,413           39,122,585
            BNP Paribas SA                                                                       902,415           62,745,944
            Bongrain SA                                                                            7,145              484,919
      # *   Business Objects SA                                                                   54,856            1,280,655
        *   Cap Gemini SA                                                                         96,137            3,102,836
      # *   Club Mediterranee SA                                                                   8,962              411,643
            Compagnie de Saint-Gobain                                                            348,170           19,808,301
        #   Compagnie Francaise d'Etudes et de Construction Technip SA                            16,088            2,694,337
            Credit Agricole SA                                                                    27,709              820,511
            Eiffage SA                                                                             6,954              693,811
            Esso SA                                                                                  686              101,897
            Euler-Hermes SA                                                                       10,354              678,291
        *   Eurafrance                                                                            18,000            1,403,840
        #   Faurecia SA                                                                           30,445            2,276,996
        #   Fimalac SA                                                                            46,887            2,125,196
            Generale des Establissements Michelin SA Series B                                    107,620            6,221,184
            Havas SA                                                                             300,744            1,661,907
            Imerys SA                                                                             44,000            3,363,354
            LaFarge SA                                                                           139,696           13,122,402
            LaFarge SA Prime Fidelity                                                             85,542            8,043,508
            Lagardere S.C.A. SA                                                                   10,900              778,878
            Nexans                                                                                 9,618              370,496
            Peugeot SA                                                                           238,144           14,551,758
            Pinault Printemps Redoute SA                                                          67,999            7,065,871
            Rallye SA                                                                             18,020              866,072
        #   Remy Cointreau SA                                                                     56,022            2,073,614
            Renault SA                                                                           207,598           16,996,011
        #   Rexel SA                                                                              10,713              542,322
            SA Des Galeries Lafayette                                                                900              202,478
            Schneider SA                                                                         209,919           14,594,986
            SEB SA Prime Fidelity                                                                  9,900            1,006,552
            Societe BIC SA                                                                        52,288            2,542,068
        #   Societe des Ciments de Francais                                                       35,796            3,142,950
            Societe Generale Paris                                                               293,528           28,347,570
            Sodexho Alliance SA                                                                   14,126              429,816
            Suez (ex Suez Lyonnaise des Eaux)                                                    701,284           16,488,080
            Thomson Multimedia                                                                   179,505            4,311,546
        #   Unibail SA                                                                            34,832            4,955,962
            Valeo SA                                                                              73,528            2,911,246
            Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                     4,504              622,748
        *   Vivendi Universal SA                                                                 403,364           11,886,532
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $220,711,106)                                                                                          326,065,414
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          16,500               18,421
        *   Rallye SA Series B Warrants 11/30/05                                                  18,020                2,383
                                                                                                           ------------------

   TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                                    20,804
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $220,739,693)                                                                                          326,086,218
                                                                                                           ------------------

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Rekapacific Berhad
   (Cost $1,085,853)                                                                             691,000                    0
                                                                                                           ------------------

   GERMANY -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Aachener und Muenchener Beteiligungs AG                                               33,828            2,556,439
            Allianz AG                                                                            11,053            1,381,828
            BASF AG                                                                              386,050           26,064,201
            Bayer AG                                                                             498,853           15,829,617
            Bayerische Motorenwerke AG                                                            23,035              976,317
        *   Bayerische Vereinsbank AG                                                            573,132           12,777,641
            BHW Holding AG                                                                        10,667              144,370
            Bilfinger & Berger Bau AG                                                             23,702              887,947
        *   Commerzbank AG                                                                       408,050            8,157,135
            DaimlerChrysler AG                                                                 1,037,459           46,429,283
            Deutsche Bank AG                                                                     589,811           49,954,035
            E.ON AG                                                                               12,593            1,060,464
            Fraport AG                                                                            68,708            2,676,797
            Fresenius Medical Care AG                                                             27,600            2,160,307
        *   Heidelberger Druckmaschinen AG                                                        46,167            1,578,133
            Heidelberger Zement AG                                                                70,373            3,993,505
            Hochtief AG                                                                           56,150            1,667,607
        *   Hypo Real Estate Holding AG                                                           84,277            3,263,856
            IVG Immobilien AG                                                                     30,276              460,689
            Karstadt Quelle AG                                                                    12,500              128,405
            Linde AG                                                                              77,043            4,733,669
            Merck KGAA                                                                            36,000            2,072,910
        *   MG Technologies AG                                                                   150,773            1,780,689
        #   Preussag AG                                                                          131,223            2,925,027
            Salzgitter AG                                                                         13,041              263,659
            SCA Hygiene Products AG                                                                3,550            1,366,619
            ThyssenKrupp AG                                                                      325,691            7,076,828
            Vattenfall Europe AG                                                                  94,898            3,658,597
            Volkswagen AG                                                                        202,446            9,107,320
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $180,557,681)                                                                                          215,133,894
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Karstadt Quelle AG Rights 12/09/04                                                    12,500               29,737
                                                                                                           ------------------
   (Cost $70,225)
   TOTAL -- GERMANY
     (Cost $180,627,906)                                                                                          215,163,631
                                                                                                           ------------------

   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Baloise-Holding                                                                      214,760            9,027,920
            Bank Sarasin & Cie Series B, Basel                                                       180              299,479
            Banque Cantonale Vaudoise                                                             12,608            1,946,224
            Berner Kantonalbank                                                                   23,400            3,325,566
        *   Ciba Spezialitaetenchemie Holding AG                                                  81,000            5,862,257
            Cie Financiere Richemont AG Series A                                               1,251,000           38,073,212
            Clariant AG                                                                           19,200              298,870
        *   Credit Swisse Group                                                                  806,195           31,473,228
        *   Fischer (Georg) AG, Schaffhausen                                                       1,280              330,452
        #   Givaudan SA                                                                            5,792            3,828,374
            Helvetia Patria Holding                                                                7,696            1,072,659
            Holcim, Ltd.                                                                         199,770           11,440,948
            Jelmoli Holding AG                                                                       500              690,230
            Luzerner Kantonalbank AG                                                              14,627            2,681,791
            Pargesa Holding SA, Geneve                                                             1,935            6,538,318
            PSP Swiss Property AG                                                                109,600            4,681,675
            Rieters Holdings AG                                                                    7,860            2,284,323
            Sig Holding AG                                                                        44,130            9,945,721
        *   Sika Finanz AG, Baar                                                                   3,828            2,261,329
        #   St. Galler Kantonalbank                                                               14,319            3,512,490
        *   Swiss Life AG                                                                        132,137           17,356,050
            Swiss Reinsurance Co., Zurich                                                         82,700            5,524,052
        *   Syngenta AG                                                                          165,100           17,492,792
        #   Unaxis Holding AG                                                                     45,400            4,796,859
        *   Valiant Holding AG                                                                    39,295            3,566,334
            Valora Holding AG                                                                     12,170            2,949,565
        *   Zurich Financial SVCS AG                                                             152,206           23,419,596
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $148,683,401)                                                                                          214,680,314
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                8,116               90,582
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $148,683,401)                                                                                          214,770,896
                                                                                                           ------------------

   AUSTRALIA -- (6.4%)
   COMMON STOCKS -- (6.2%)
            Amcor, Ltd.                                                                          862,273            4,942,349
            AMP, Ltd.                                                                          1,026,661            5,453,050
        #   Ansell, Ltd.                                                                         303,463            2,151,028
            APN News & Media, Ltd.                                                               495,309            1,910,807
            Australand Property Group                                                            292,716              411,887
            AWB, Ltd.                                                                            356,256            1,309,632

            AXA Asia Pacific Holdings, Ltd.                                                    2,837,724            8,777,105
        #   Bluescope Steel, Ltd.                                                              1,252,100            8,134,416
            Boral, Ltd.                                                                          919,617            4,895,282
            Caltex Australia, Ltd.                                                               440,369            3,121,553
            Commonwealth Bank of Australia                                                     1,251,077           30,387,664
            CSR, Ltd.                                                                          1,514,337            3,010,727
            Downer Group, Ltd.                                                                   223,115              772,283
            Futuris Corp., Ltd.                                                                  458,719              748,533
            Insurance Australiz Group, Ltd.                                                    1,466,691            6,613,074
            Lend Lease Corp., Ltd.                                                               568,460            5,344,330
            Lion Nathan, Ltd.                                                                    871,345            5,354,657
            Mayne Group, Ltd.                                                                  1,301,416            4,286,592
        #   Mirvac, Ltd.                                                                       1,185,081            4,330,046
            National Australia Bank, Ltd.                                                      1,252,892           27,239,746
            Onesteel, Ltd.                                                                       446,887              852,312
            Orica, Ltd.                                                                          358,303            5,418,336
            Origin Energy, Ltd.                                                                  694,412            3,776,075
            Paperlinx, Ltd.                                                                      727,704            2,614,992
            Publishing and Broadcasting, Ltd.                                                    405,482            4,895,936
            Quantas Airways, Ltd.                                                              3,393,231            9,378,667
            Rinker Group, Ltd.                                                                 1,155,484            8,572,213
            Santos, Ltd.                                                                         953,246            6,529,804
        #   Seven Network, Ltd.                                                                  383,865            1,866,988
        *   Southcorp, Ltd.                                                                    1,146,542            3,232,560
            Stockland Trust Group                                                                 22,084              100,390
        *   Stockland Trust Group                                                                    783                3,548
            WMC Resources, Ltd.                                                                1,821,249           10,096,940
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $123,337,406)                                                                                          186,533,522
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Australian Dollar                                                                                       6,012,695
                                                                                                           ------------------
   (Cost $6,108,819)
   TOTAL -- AUSTRALIA
     (Cost $129,446,225)                                                                                          192,546,217
                                                                                                           ------------------

   SPAIN -- (4.9%)
   COMMON STOCKS -- (4.9%)
        #   Acerinox SA                                                                          261,360            3,836,009
            Arcelor SA                                                                            30,000              662,119
            Autopistas Concesionaria Espanola SA                                                 496,408           10,306,237
            Banco de Andalucia                                                                       900               84,421
            Banco de Sabadell SA                                                                 154,021            3,458,030
        #   Banco Pastor SA                                                                       59,400            1,939,044
        #   Banco Santander Central Hispanoamerica SA                                          2,754,687           33,045,586
            Cementos Portland SA                                                                  21,016            1,175,481
            Corporacion Mapfre Compania Internacional de Reaseguros SA                           146,555            2,057,465
            Ebro Puleva SA                                                                       120,322            1,549,160
            Endesa SA, Madrid                                                                  1,136,646           24,487,412
            Gas Natural SA, Buenos Aires                                                         121,385            3,474,711
        #   Iberdrola SA                                                                         535,000           12,597,452

            Iberia Lineas Aereas de Espana SA                                                    617,500            2,013,474
            Inmobiliaria Colonial SA ICSA                                                         32,300            1,243,490
        #   Inmobiliaria Urbis SA                                                                 96,328            1,325,041
        #   Metrovacesa SA                                                                        69,066            3,290,079
            Repsol SA                                                                          1,289,224           31,413,737
            Sociedad General de Aguas de Barcelona SA                                            119,484            2,236,550
        #   Sol Melia SA                                                                         157,217            1,474,608
            Union Fenosa SA                                                                      230,000            5,925,764
            Vallehermoso SA                                                                       46,125              705,967
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $99,497,069)                                                                                           148,301,837
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                            119,484               22,232
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $99,497,069)                                                                                           148,324,069
                                                                                                           ------------------

   NETHERLANDS -- (4.2%)
   COMMON STOCKS -- (4.2%)
            ABN AMRO Holding NV                                                                   48,226            1,184,128
            Aegon NV                                                                           1,335,528           16,512,414
            Buhrmann NV                                                                           94,439              843,671
            DSM NV                                                                                99,492            5,992,654
            Hunter Douglas NV                                                                     94,242            4,750,608
            IHC Caland NV                                                                         21,931            1,341,229
            ING Groep NV                                                                       1,856,950           50,968,074
        *   Koninklijke Ahold NV                                                                 713,522            5,243,102
            Koninklijke KPN NV                                                                   778,922            6,757,700
            Koninklijke Nedlloyd NV                                                               12,142              616,114
            Koninklijke Philips Electronics NV                                                   780,482           20,113,730
            NV Holdingsmij de Telegraaf                                                            6,800              161,860
            Oce NV                                                                                60,734              907,927
        *   Versatel Telecom International NV                                                    323,150              858,891
            VNU NV                                                                               380,388           11,476,796
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $89,713,830)                                                                                           127,728,898
                                                                                                           ------------------

   SWEDEN -- (3.7%)
   COMMON STOCKS -- (3.6%)
      # *   Ainax AB                                                                              40,366            1,601,623
            Carbo AB                                                                               2,900               79,805
            Castellum AB                                                                           4,100              142,427
            Electrolux AB Series B                                                               168,300            3,703,241
            Gambro AB Series A                                                                   555,400            7,197,790
            Gambro AB Series B                                                                   216,300            2,715,309
            Holmen AB Series A                                                                     6,300              233,677
            Holmen AB Series B                                                                   155,700            5,437,892

            NCC AB Series B                                                                       59,700              753,603
            Nordic Baltic Holdings AB                                                          1,843,100           18,092,336
            Skandinaviska Enskilda Banken Series A                                               196,000            3,730,512
            Skandinaviska Enskilda Banken Series C                                                 9,800              181,344
            SSAB Swedish Steel Series A                                                          180,800            4,361,398
            SSAB Swedish Steel Series B                                                           60,500            1,433,272
            Svenska Cellulosa AB Series A                                                         19,000              794,428
            Svenska Cellulosa AB Series B                                                        221,100            9,214,003
            Svenska Kullagerfabriken AB Series A                                                  22,650              965,142
            Svenska Kullagerfabriken AB Series B                                                  29,700            1,262,280
            Telia AB                                                                           1,875,000           11,425,027
            Trelleborg AB Series B                                                               160,600            2,658,989
            Volvo AB Series A                                                                    243,200            9,574,994
            Volvo AB Series B                                                                    443,400           18,072,158
            Whilborg Fastigheter AB Class B                                                      173,980            3,457,233
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $70,971,563)                                                                                           107,088,483
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Swedish Krona                                                                                           3,698,511
                                                                                                           ------------------
   (Cost $3,705,806)
   TOTAL -- SWEDEN
     (Cost $74,677,369)                                                                                           110,786,994
                                                                                                           ------------------

   HONG KONG -- (3.2%)
   COMMON STOCKS -- (3.2%)
            Cheung Kong Holdings, Ltd.                                                         1,648,000           15,846,285
            China Overseas Land & Investment, Ltd.                                             1,864,000              442,873
            China Travel International Investment, Ltd.                                          680,000              205,117
            Great Eagle Holdings, Ltd.                                                           175,987              418,358
            Hang Lung Development Co., Ltd.                                                    2,518,000            4,721,136
            Henderson Land Development Co., Ltd.                                                 123,000              638,612
            Hong Kong and Shanghai Hotels, Ltd.                                                  372,000              348,818
            Hopewell Holdings, Ltd.                                                            1,455,000            3,771,769
            Hutchison Whampoa, Ltd.                                                            2,319,000           20,660,149
            Hysan Development Co., Ltd.                                                        2,157,039            4,377,561
            Kerry Properties, Ltd.                                                             2,312,291            4,951,737
            New Asia Realty & Trust Co., Ltd.                                                    140,000               66,640
            New World Development Co., Ltd.                                                    2,625,649            2,946,084
        #   Shanghai Industrial Holdings, Ltd.                                                 1,094,000            2,203,508
        #   Shangri-La Asia, Ltd.                                                              4,190,734            5,359,848
        #   Shun Tak Holdings, Ltd.                                                              134,000              135,857
        #   Sino Land Co., Ltd.                                                                8,041,407            7,689,791
            Tsim Sha Tsui Properties, Ltd.                                                       472,000              661,501
            Wharf Holdings, Ltd.                                                               3,619,214           12,871,190
            Wheelock and Co., Ltd.                                                             3,940,000            6,508,047
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,052,663)                                                                                            94,824,881
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                         203,239
                                                                                                           ------------------
   (Cost $203,299)

   RIGHTS/WARRANTS -- (0.0%)
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        136,000               13,292
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $77,255,962)                                                                                            95,041,412
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   Alitalia Linee Aeree Italiane SpA Series A                                         6,690,000            2,295,497
        *   Banca Antoniana Popolare Veneta SpA                                                   83,000            1,985,205
            Banca Monte Dei Paschi di Siena SpA                                                1,623,479            5,306,690
      # *   Banca Nazionale del Lavoro SpA                                                     2,230,687            5,457,494
        #   Banca Popolare di Lodi Scarl                                                         437,995            4,889,598
            Banca Popolare di Milano                                                             665,400            5,414,145
            Benetton Group SpA                                                                   181,249            2,179,239
        #   Buzzi Unicem SpA                                                                      67,793              950,378
            Caltagirone Editore SpA                                                              222,304            1,889,830
            Capitalia SpA                                                                      2,910,876           11,419,773
            CIR SpA (Cie Industriale Riunite), Torino                                            500,000            1,253,920
        #   Compagnia Assicuratrice Unipol SpA                                                   452,120            2,000,977
      # *   Edison SpA                                                                         1,390,717            2,856,235
            Erg SpA                                                                              197,993            2,203,693
      # *   Fiat SpA                                                                           1,054,970            7,814,046
            Italcementi SpA                                                                      444,060            6,715,735
            Italmobiliare SpA, Milano                                                             33,664            1,949,937
            Manifattura Lane Gaetano Marzotto & Figli SpA                                          5,573               99,295
            Milano Assicurazioni SpA                                                             182,000              917,096
            Pirelli & Co. SpA                                                                  1,486,658            1,891,787
        #   SAI SpA (Sta Assicuratrice Industriale), Torino                                      167,605            4,076,989
            San Paolo-IMI SpA                                                                    121,701            1,670,468
            Societe Cattolica di Assicurazoni Scarl SpA                                            8,800              387,448
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,926,723)                                                                                            75,625,475
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Fiat SpA Warrants 01/31/07                                                            51,693                8,224
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ITALY
     (Cost $69,926,723)                                                                                            75,633,699
                                                                                                           ------------------

   IRELAND -- (1.6%)
   COMMON STOCKS -- (1.6%)
            Allied Irish Banks P.L.C.                                                            144,188            2,798,692
            Bank of Ireland P.L.C.                                                                99,637            1,518,985
            CRH P.L.C.                                                                           545,646           13,761,010
        *   Elan Corp. P.L.C.                                                                    690,634           17,993,169

            Irish Permanent P.L.C.                                                               650,175           11,241,742
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $26,709,697)                                                                                            47,313,598
                                                                                                           ------------------

   FINLAND -- (1.5%)
   COMMON STOCKS -- (1.5%)
            Huhtamaki Van Leer Oyj                                                                 2,300               33,653
      # *   Kemira GrowHow Oyj                                                                    21,542              157,467
            Kemira Oyj                                                                           101,377            1,403,187
            Kesko Oyj                                                                            157,000            3,651,209
            Metso Oyj                                                                            219,166            3,509,431
            M-real Oyj Series B                                                                  253,400            1,651,678
            Okobank Class A                                                                       65,000              903,664
            Outokumpu Oyj Series A                                                               351,300            6,533,481
            Rautaruukki Oyj Series K                                                              12,900              155,654
            Stora Enso Oyj Series R                                                              766,900           12,227,695
            Upm-Kymmene Oyj                                                                      539,400           12,165,996
        #   Wartsila Corp. Oyj Series B                                                           39,600            1,374,564
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $31,526,494)                                                                                            43,767,679
                                                                                                           ------------------

   BELGIUM -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Ackermans & Van Haaren SA                                                              4,187              142,184
            Algemene Mij Voor Nijverheidskredit Almanij                                           94,286            8,460,761
            Banque Nationale de Belgique                                                           1,049            4,441,149
            Bekaert SA                                                                             2,787              218,038
            Cofinimmo SA                                                                           1,108              177,423
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                109,966            8,509,068
            Dexia SA                                                                             191,251            4,080,385
            D'Ieteren SA                                                                             431               81,571
            Groupe Bruxelles Lambert                                                              55,500            4,336,610
        *   ING Bank Belgium NV                                                                      128                    4
            Nationale a Portefeuille                                                               4,029              763,223
            Sofina SA                                                                             10,500              694,874
            Suez (ex Suez Lyonnaise des Eaux)                                                     95,400            2,239,088
            Tessenderlo Chemie                                                                    31,155            1,298,467
            Union Miniere SA                                                                      70,740            6,405,311
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,690,265)                                                                                            41,848,156
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Umicore-Strip VVPR Rights                                                              2,009                  265
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $26,690,265)                                                                                            41,848,421
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   DENMARK -- (1.2%)
   COMMON STOCKS -- (1.2%)
            Carlsberg A.S. Series B                                                               32,525            1,517,604
            Codan A.S.                                                                            57,000            2,919,597
            Danisco A.S.                                                                          56,130            3,423,707
            Danske Bank A.S.                                                                     395,753           11,832,330
      # *   Jyske Bank A.S.                                                                       82,000            2,945,370
            Nordea AB                                                                            475,918            4,667,916
            Rockwool, Ltd.                                                                        31,200            1,502,307
            Sydbank A.S.                                                                           7,120            1,351,873
            Tele Danmark A.S.                                                                    179,750            7,369,301
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,184,424)                                                                                            37,530,005
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                  527
                                                                                                           ------------------
   (Cost $506)
   TOTAL -- DENMARK
     (Cost $23,184,930)                                                                                            37,530,532
                                                                                                           ------------------

   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
            DBS Group Holdings, Ltd.                                                             672,000            6,477,280
            Fraser & Neave, Ltd.                                                                 756,290            6,733,037
            Keppel Corp., Ltd.                                                                   570,000            2,797,082
        #   Neptune Orient Lines, Ltd.                                                           801,000            1,440,753
            Overseas Chinese Banking Corp., Ltd.                                                  94,000              768,699
            Sembcorp Industries, Ltd.                                                          1,700,000            1,505,050
            Singapore Airlines, Ltd.                                                           1,258,000            8,361,262
            Singapore Land, Ltd.                                                                 813,000            2,221,984
            United Overseas Bank, Ltd.                                                            66,000              547,881
            United Overseas Land, Ltd.                                                         1,734,000            2,458,662
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,461,854)                                                                                            33,311,690
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                       1,127,329
                                                                                                           ------------------
   (Cost $1,126,620)
   TOTAL -- SINGAPORE
     (Cost $27,588,474)                                                                                            34,439,019
                                                                                                           ------------------

   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
            Den Norske Bank ASA Series A                                                         759,794            7,170,633
            Norsk Hydro ASA                                                                      200,940           16,466,917
            Norske Skogindustrier ASA Series A                                                   247,500            5,265,472

            Storebrand ASA                                                                       355,300            3,163,737
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,217,193)                                                                                            32,066,759
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                           524,680
                                                                                                           ------------------
   (Cost $525,947)
   TOTAL -- NORWAY
     (Cost $23,743,140)                                                                                            32,591,439
                                                                                                           ------------------

   AUSTRIA -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Bank Austria Creditanstalt AG                                                         45,184            3,847,276
            Bohler Uddeholm AG                                                                     6,402              758,788
            OMV AG                                                                                11,385            3,007,395
        #   Voestalpine AG                                                                        62,211            4,450,174
            Wienerberger AG                                                                       16,123              717,244
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $7,462,154)                                                                                             12,780,877
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                       1,428,405            3,572,420
            Banco Espirito Santo e Comercial de Lisboa                                            86,280            1,526,668
            BPI SGPS SA                                                                          477,999            1,946,299
        #   Cimpor Cimentos de Portugal SA                                                       503,265            2,792,308
            Portucel-Empresa Produtora de Pasta de Papel SA                                    1,442,478            2,938,854
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $10,531,651)                                                                                            12,776,549
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Agricultural Bank of Greece S.A.                                                     123,600            1,011,961
            Alpha Credit Bank                                                                     35,040            1,100,861
            Bank of Greece                                                                         8,520            1,077,870
            Bank of Piraeus S.A.                                                                   4,600               72,272
            Commercial Bank of Greece                                                             44,760            1,364,782
            EFG Eurobank Ergasias S.A.                                                            60,097            1,751,263
            Hellenic Petroleum S.A.                                                              159,140            1,666,698
            Hellenic Tellecommunication Organization Co. S.A.                                    140,460            2,309,191
            National Bank of Greece                                                               20,176              622,832
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $7,215,408)                                                                                             10,977,730
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  99,828              555,368
            Carter Holt Harvey, Ltd.                                                           1,955,577            3,108,333
            Fletcher Building, Ltd.                                                              440,315            1,942,870
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,198,478)                                                                                              5,606,571
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                        624,922
                                                                                                           ------------------
   (Cost $624,200)
   TOTAL -- NEW ZEALAND
     (Cost $4,822,678)                                                                                              6,231,493
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.2%)
   INVESTMENT IN CURRENCY -- (0.2%)
        *   Euro Currency                                                                                           5,870,958
                                                                                                           ------------------
   (Cost $5,800,001)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (7.1%)
            Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
              (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from
              05/15/05 to 02/15/16, valued at $183,600,001) to be repurchased at
              $180,009,800 (Cost $180,000,000) ^                                                 180,000          180,000,000
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07, valued at
              $33,384,773) to be repurchased at $32,928,720 (Cost $32,927,000)                    32,927           32,927,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $212,927,000)                                                                                          212,927,000
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
  (Cost $2,345,081,600)++                                                                                  $    3,014,120,993
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $166,414 of securities on loan)               $     3,014,121
Cash                                                                                       15
Receivables:
   Investment Securities Sold                                                          39,221
   Dividends and Interest                                                               5,868
   Fund Shares Sold                                                                     4,249
   Securities Lending                                                                      82
Prepaid Expenses and Other Assets                                                           1
                                                                              ---------------
      Total Assets                                                                  3,063,557
                                                                              ---------------

LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                   180,000
   Investment Securities Purchased                                                     78,844
   Fund Shares Redeemed                                                                    19
   Due to Advisor                                                                         450
Accrued Expenses and Other Liabilities                                                    201
                                                                              ---------------
      Total Liabilities                                                               259,514
                                                                              ---------------
NET ASSETS                                                                    $     2,804,043
                                                                              ===============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                        174,867,617
                                                                              ===============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $         16.04
                                                                              ===============

Investments at Cost                                                           $     2,345,082
                                                                              ===============

NET ASSETS CONSIST OF:
Paid-in Capital                                                               $     2,017,396
Accumulated Net Investment Income (Loss)                                               18,196
Accumulated Net Realized Gain (Loss)                                                   99,382
Accumulated Net Realized Gain (Loss) on Futures                                          (332)
Unrealized Appreciation (Depreciation) from Investment Securities and
   Foreign Currency Transactions                                                      669,039
Unrealized Net Foreign Exchange Gain (Loss)                                               362
                                                                              ---------------
      Total Net Assets                                                        $     2,804,043
                                                                              ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $5,119)                                  $   52,733
   Interest                                                                                    318
   Income from Securities Lending                                                            2,413
                                                                                        ----------
          Total Investment Income                                                           55,464
                                                                                        ----------

EXPENSES
   Investment Advisory Services                                                              4,209
   Accounting & Transfer Agent Fees                                                          1,022
   Custodian Fees                                                                              570
   Legal Fees                                                                                   20
   Audit Fees                                                                                   28
   Shareholders' Reports                                                                        14
   Trustees' Fees and Expenses                                                                   9
   Other                                                                                        67
                                                                                        ----------
          Total Expenses                                                                     5,939
                                                                                        ----------
   NET INVESTMENT INCOME (LOSS)                                                             49,525
                                                                                        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                  115,062
   Net Realized Gain (Loss) on Foreign Currency Transactions                                  (332)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                           436,284
      Translation of Foreign Currency Denominated Amounts                                      162
                                                                                        ----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                           551,176
                                                                                        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $  600,701
                                                                                        ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                YEAR            YEAR
                                                                               ENDED            ENDED
                                                                              NOV. 30,         NOV. 30,
                                                                                2004            2003
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                             $     49,525    $     31,730
   Net Realized Gain (Loss) on Investment Securities Sold                        115,062          (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                        (332)            205
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                 436,284         379,196
      Translation of Foreign Currency Denominated Amounts                            162             114
                                                                            ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations        600,701         407,705
                                                                            ------------    ------------
Distributions From:
   Net Investment Income                                                         (44,310)        (30,082)
   Net Long-Term Gains                                                                --          (1,177)
                                                                            ------------    ------------
          Total Distributions                                                    (44,310)        (31,259)
                                                                            ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                 728,312         542,740
   Shares Issued in Lieu of Cash Distributions                                    42,852          31,258
   Shares Redeemed                                                              (128,290)       (471,133)
                                                                            ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                642,874         102,865
                                                                            ------------    ------------
          Total Increase (Decrease)                                            1,199,265         479,311

NET ASSETS
   Beginning of Period                                                         1,604,778       1,125,467
                                                                            ------------    ------------
   End of Period                                                            $  2,804,043    $  1,604,778
                                                                            ============    ============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                               51,724          53,795
      Shares Issued in Lieu of Cash Distributions                                  3,072           2,986
      Shares Redeemed                                                             (9,358)        (47,941)
                                                                            ------------    ------------
                                                                                  45,438           8,840
                                                                            ============    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               YEAR              YEAR              YEAR              YEAR              YEAR
                                               ENDED             ENDED             ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                               2004              2003              2002              2001              2000
                                           -------------     -------------     -------------     -------------     -------------
Net Asset Value, Beginning of Period       $       12.40     $        9.33     $       10.15     $       12.07     $       13.18
                                           -------------     -------------     -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                     0.33              0.27              0.24              0.27              0.27
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                     3.61              3.06             (0.78)            (1.49)            (0.31)
                                           -------------     -------------     -------------     -------------     -------------
      Total from Investment
         Operations                                 3.94              3.33             (0.54)            (1.22)            (0.04)
                                           -------------     -------------     -------------     -------------     -------------
LESS DISTRIBUTIONS
   Net Investment Income                           (0.30)            (0.25)            (0.25)            (0.27)            (0.26)
   Net Realized Gains                                 --             (0.01)            (0.03)            (0.43)            (0.81)
                                           -------------     -------------     -------------     -------------     -------------
      Total Distributions                          (0.30)            (0.26)            (0.28)            (0.70)            (1.07)
                                           -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of Period             $       16.04     $       12.40     $        9.33     $       10.15     $       12.07
                                           =============     =============     =============     =============     =============
Total Return                                       32.15%            36.24%            (5.53)%          (10.75)%           (0.51)%

Net Assets, End of Period
   (thousands)                             $   2,804,043     $   1,604,778     $   1,125,467     $   1,208,100     $   1,553,481
Ratio of Expenses to Average
   Net Assets                                       0.28%             0.30%             0.30%             0.29%             0.29%
Ratio of Net Investment Income to
   Average Net Assets                               2.35%             2.61%             2.36%             2.32%             2.13%
Portfolio Turnover Rate                               15%               14%               18%                6%                9%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $33,960.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

               Purchases                                                   $  966,299
               Sales                                                          308,148

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E.  FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on the sale of securities deemed to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                                       INCREASE             INCREASE
                                      (DECREASE)           (DECREASE)
                                     ACCUMULATED         UNDISTRIBUTED
                                     NET REALIZED        NET INVESTMENT
                                    GAINS (LOSSES)           INCOME
                                    -------------        --------------
                                     $  (11,672)           $  11,672

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                    ORDINARY
                                                   INCOME AND
                                                   SHORT-TERM      LONG-TERM
                                                  CAPITAL GAINS  CAPITAL GAINS    TOTAL
                                                  -------------  -------------  ---------
     2004                                          $  44,310             --     $  44,310
     2003                                             30,082        $ 1,177        31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                              TOTAL NET
                                                                            DISTRIBUTABLE
                                  UNDISTRIBUTED        UNDISTRIBUTED          EARNINGS
                                  NET INVESTMENT         LONG-TERM          (ACCUMULATED
                                      INCOME           CAPITAL GAINS           LOSSES)
                                  --------------       -------------        -------------
                                    $  22,727            $  104,819          $   127,546

     During the year ended November 30, 2004, the Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $3,507,000.

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

                                                                                       NET
                                                                                    UNREALIZED
                                   FEDERAL      UNREALIZED        UNREALIZED       APPRECIATION/
                                  TAX COST     APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                ------------   ------------      ------------      --------------
                                $  2,355,353    $  738,191        $  (79,423)        $  658,768

F.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Series under the line of credit for the year ended November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

G.  SECURITIES LENDING:

     As of November 30, 2004, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. The portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

H.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE DFA INTERNATIONAL VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS             LENGTH OF SERVICE          OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------  ---------------------  ---------------------   ------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
George M. Constantinides     DFAITC - since 1993    75 portfolios in 4      Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG      DFAIDG - since 1983    investment companies    Business, University of Chicago.
and DEM.                     DIG - since 1993
Trustee of DFAITC.           DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of    DFAITC - since 1993    75 portfolios in 4      Steven G. Rothmeier Distinguished Service Professor of
DFAIDG, DIG and DEM.         DFAIDG - since 1986    investment companies    Economics, Graduate School of Business, University of
Trustee of DFAITC.           DIG - since 1993                               Chicago. Senior Vice-President, Lexecon Inc.
1101 E. 58th Street          DEM- since 1993                                (economics, law, strategy and finance consulting).
Chicago, IL 60637                                                           Formerly, President, Cardean University (division of
Date of Birth: 1/19/39                                                      UNext.com). Member of the Boards of Milwaukee
                                                                            Mutual Insurance Company and UNext.com. Formerly,
                                                                            Trustee, First Prairie Funds (registered investment
                                                                            company). Trustee, Harbor Fund (registered investment
                                                                            company) (13 Portfolios).

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS             LENGTH OF SERVICE          OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------  ---------------------  ---------------------   ------------------------------------------------------
Roger G. Ibbotson            DFAITC - since 1993    75 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG      DFAIDG - since 1981    investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                     DIG - since 1993                               (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.           DEM - since 1993                               Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                   consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                             (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                               Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton             DFA ITC - since 2003   75 portfolios in 4      John and Natty McArthur University Professor, Graduate
Director of DFAIDG, DIG      DFA IDG - since 2003   investment companies    School of Business Administration, Harvard University
and DEM.                     DFA DIG - since 2003                           (since 1998). George Fisher Baker Professor of
Trustee of DFAITC.           DEM - since 2003                               Business Administration, Graduate School of Business
Harvard Business School                                                     Administration, Harvard University (1988-1998), Co-
397 Morgan Hall                                                             founder, Chief Science Officer, Integrated Finance
Soldiers Field                                                              Limited (since 2002). Director, MF Risk, Inc. (risk
Boston, MA 02163                                                            managemetnt software) (since 2001). Director, Peninsula
Date of Birth: 7/31/44                                                      Banking Group (bank) (since 2003). Director, Community
                                                                            First Financial Group (bank holding company) (since
                                                                            2003). Formerly, Co-Founder and Principal, Long-Term
                                                                            Capital Management. Director, Vical Incorporated
                                                                            (biopharamceutical product development).

Myron S. Scholes             DFAITC - since 1993    75 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG      DFAIDG - since 1981    investment companies    University. Managing Partner, Oak Hill Capital
and DEM.                     DIG - since 1993                               Management (private equity firm). Chairman, Oak Hill
Trustee of DFAITC.           DEM - since 1993                               Platinum Partners (hedge fund). Director, Chicago
Oak Hill Capital                                                            Mercantile Exchange. Consultant, Arbor Investors.
Management, Inc.                                                            Formerly, Director, Smith Breeden Family of Funds.
2775 Sand Hill Rd.                                                          Director, American Century Fund Complex (registered
Suite 220                                                                   investment companies) (38 Portfolios); and Director,
Menlo Park, CA 94025                                                        Chicago Mercantile Exchange Holdings Inc..
Date of Birth: 7/01/41

Abbie J. Smith               DFAITC - since 2000    75 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG      DFAIDG - since 2000    investment companies    Graduate School of Business, University of Chicago,
and DEM.                     DIG - since 2000                               Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.           DEM - since 2000                               School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of Business                                                 (office furniture) and Director, Ryder System Inc.
University of Chicago                                                       (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                INTERESTED TRUSTEES/DIRECTORS**

David G. Booth               DFAITC - since 1993    75 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief    DFAIDG - since 1981    investment companies    Investment Officer and President of Dimensional Fund
Executive Officer, Chief     DIG - since 1992                               Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and       DEM- since 1993                                DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                    Investment Officer and President of DFAITC. Director of
and DEM. Chairman,                                                          Dimensional Fund Advisors Ltd. and formerly Chief
Trustee, Chief Executive                                                    Investment Officer. Director, Chief Investment Officer
Officer, Chief Investment                                                   and President of DFA Australia Ltd. Formerly, Director
Officer and President of                                                    of Dimensional Funds PLC. Chairman, Director, Chief
DFAITC.                                                                     Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                           Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                      Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                     except for Dimensional Fund Advisors Canada Inc.,
                                                                            which was from 6/17/2003.)

                                                                            Limited Partner, Oak Hill Partners. Director,
                                                                            University of Chicago Business School. Formerly,
                                                                            Director, SA Funds (registered investment
                                                                            company). Formerly Director, Assante Corporation
                                                                            (investment management) (until 2002).

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND          TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS             LENGTH OF SERVICE          OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------  ---------------------  ---------------------   ------------------------------------------------------
Rex A. Sinquefield*          DFAITC - since 1993    75 portfolios in 4      Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of     DFAIDG - since 1981    investment companies    Investment Officer) of Dimensional Fund Advisors Inc.,
DFAIDG, DIG and DEM.         DIG - since 1992                               DFA Securities Inc., DFAIDG, DIG and DEM. Chairman,
Trustee and Chairman of      DEM - since 1993                               Trustee (and prior to 1/1/2003, Chief Investment
DFAITC.                                                                     Officer) of DFAITC. Director and formerly President of
1299 Ocean Avenue                                                           Dimensional Fund Advisors Ltd. Director (and prior to
Santa Monica, CA 90401                                                      1/1/2003, Chief Investment Officer) of DFA Australia
Date of Birth: 9/07/44                                                      Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                            Fund Advisors Canada Inc.

                                                                            Trustee, St. Louis University. Life Trustee and Member
                                                                            of Investment Committee, DePaul University. Director,
                                                                            The German St. Vincent Orphan Home. Member of Investment
                                                                            Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
Arthur H. Barlow                        Since 1993      Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                          Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                        Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                            Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003,
Secretary                                               Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel for
Date of Birth: 1/24/67                                  Dimensional (since March 2000). Associate, Jones, Day, Reavis & Pogue from
                                                        October 1991 to February 2000.

Stephen A. Clark                        Since 2004      Vice President of all the DFA Entities. April 2001 to April 2004, Portfolio
Vice President                                          Manager of Dimensional. Formerly, Graduate Student at the University of
Date of Birth: 8/20/72                                  Chicago (Septempter 2000 to March 2001); and Associate of US Bancorp
                                                        Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                         Since 1996      Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                          Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                  Since 2004      Vice President of all the DFA Entities. Formerly, Senior Compliance Officer,
Vice President                                          INVESCO Institutional, Inc. and its affiliates (August 2000 to January
Date of Birth: 12/21/65                                 2004); Brach Chief, Investment Company and Invesment Advisor Inspections,
                                                        Securities and Exchange Commission (April 1994 to August 2000).

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                   SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
James L. Davis                         Since 1999       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                          Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas
Date of Birth: 11/29/56                                 State University, Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                        Since 1994       Vice President of all the DFA Entities and DFA Australia Limited. Formerly,
Vice President                                          Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                     Since 2001       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                          Australia Limited. Prior to April 2001, marketing supervisor and marketing
Date of Birth: 3/18/70                                  coordinator for Dimensional.

Richard A. Eustice                     Since 1998       Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                            Australia Limited. Formerly, Vice President of Dimensional Fund Advisors
Secretary                                               Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                    Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                          Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                      Since 2001       Vice President of all the DFA Entities. Prior to December 2001, Portfolio
Vice President                                          Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                        Since 2004       Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                          client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                    Since 2004       Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                          client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                         Since 2001       Vice President of all the DFA Entities. Formerly, Professor and Associate
Vice President                                          Dean of the Leventhal School of Accounting (September 1998 to August 2001)
Date of Birth: 11/24/61                                 and Academic Director Master of Business Taxation Program (June 1996 to
                                                        August 2001) at the University of Southern California Marshall School of
                                                        Business.

Henry F. Gray                          Since 2000       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                          Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                   Since 1997       Vice President, Controller and Assistant Treasurer of all the DFA Entities,
Vice President, Controller and                          DFA Australia Limited, and Dimensional Fund Advisors Ltd. Formerly,
Assistant Treasurer                                     Assistant Secretary of Dimensional Fund Advisors Ltd.
Date of Birth: 1/22/61

Christine W. Ho                        Since 2004       Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                          Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                           Since 2004       Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                          Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                  (September 1997 to August 2001).

Patrick Keating                        Since 2003       Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                          Inc. Formerly, Director, President and Chief Executive Officer, Assante
Date of Birth: 12/21/54                                 Asset Management, Inc. (October 2000 to December 2002); Director, Assante
                                                        Capital Management (October 2000 to December 2002); President and Chief
                                                        Executive Officer, Assante Capital Management (October 2000 to April 2001);
                                                        Executive Vice President, Assante Corporation (May 2001 to December 2002);
                                                        Director, Assante Asset Management Ltd. (September 1997 to
                                                        December 2002); President and Chief Executive Officer, Assante Asset
                                                        Management Ltd. (September 1998 to May 2001); Executive Vice President,
                                                        Loring Ward (financial services company) (January 1996 to September 1998).


                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                     Since 2004       Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                          Portfolio Manager for Dimensional. Formerly, a trader at Lincoln Capital
Date of Birth: 11/7/71                                  Fixed Income Management (formerly Lincoln Capital Management Company).

Heather H. Mathews                     Since 2004       Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                          Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at
Date of Birth: 12/12/69                                 Harvard University (August 1998 to June 2000).

David M. New                           Since 2003       Vice President of all the DFA Entities. Formerly, Client Service Manager of
Vice President                                          Dimensional. Formerly, Director of Research, Wurts and Associates
Date of Birth: 2/9/60                                   (investment consulting firm) (December 2000 to June 2002); and President,
                                                        Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell                  Vice President     Vice President and Secretary of all the DFA Entities. Vice President and
Vice President and Secretary           since 1997       Assistant Secretary of DFA Australia Limited (since February 2002, April
Date of Birth: 5/7/64                and Secretary      1997 and May 2002, respectively). Vice President and Secretary of
                                       since 2000       Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                        Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha                        Since 1993       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                          Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                     Since 2002       Vice President of all the DFA Entities. Formerly, Research Associate for
Vice President                                          Dimensional (June 2000 to April 2002). Formerly, Research Scientist
Date of Birth: 1/28/67                                  (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina                    Since 1993       Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                         Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and
Officer and Treasurer                                   since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional
Date of Birth: 10/12/55                                 Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc
                                                        (January 2002).

David E. Schneider                     Since 2001       Vice President of all the DFA Entities. Prior to 2001, Regional Director of
Vice President                                          Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                      Since 2001       Vice President of all the DFA Entities. Director of Dimensional Fund
Vice President                                          Advisors, Ltd. Formerly, Vice President of DFA Australia Limited. Formerly,
Santa Monica, CA                                        Director of Dimensional Funds plc. Formerly, Managing Principal, Payden &
Date of Birth: 8/24/54                                  Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*          Since 1988       Executive Vice President of all the DFA Entities and DFA Australia Limited.
Executive Vice President                                Vice President (formerly, Executive Vice President) of Dimensional Fund
Santa Monica, CA                                        Advisors Ltd. (since January 2003) and Dimensional Fund Advisor Canada
Date of Birth: 12/2/46                                  Inc. (since June 2003).

Grady M. Smith                         Since 2004       Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                          Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                  Incorporated (July 1995 to June 2001).

Carl G. Snyder                         Since 2000       Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                          Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
Santa Monica, CA
Date of Birth: 6/8/63

Lawrence R. Spieth                     Since 2004       Vice President of all the DFA Entities. Prior to April 2004, institutional
Vice President                                          client service representative of Dimensional.
Date of Birth: 11/10/47

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                   SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                     Since 2004       Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                          Inc. (since June 2003). Prior to April 2002, Regional Director of
Date of Birth: 3/25/73                                  Dimensional. Formerly, Vice President and General Manager of Assante Global
                                                        Advisors (July 2000 to April 2002); Vice President of Assante Asset
                                                        Management Inc. (March 2000 to July 2000); and Private Client Manager at
                                                        Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                        Since 1997       Vice President of all the DFA Entities, DFA Australia Limited, Dimensional
Vice President                                          Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada
Santa Monica, CA                                        Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                       Since 2004       Vice President of all the DFA Entities. Prior to April 2004, institutional
Vice President                                          client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                   Since 1997       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                          Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                      Since 2001       Vice President of all the DFA Entities. Prior to 2001, Director of Financial
Vice President                                          Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd.
Santa Monica, CA                                        (since October 2003) and President of Dimensional Fund Advisors Canada
Date of Birth: 3/3/45                                   Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                                  ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2004

================================================================================

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
DIMENSIONAL INVESTMENT GROUP INC.
  Performance Chart                                                                1
  Management's Discussion and Analysis                                             2
  Disclosure of Fund Expenses                                                      4
  Statement of Assets and Liabilities                                              5
  Statement of Operations                                                          6
  Statements of Changes in Net Assets                                              7
  Financial Highlights                                                             8
  Notes to Financial Statements                                                    9
  Report of Independent Registered Certified Public Accounting Firm               12

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
  Performance Chart                                                               13
  Disclosure of Fund Expenses                                                     14
  Disclosure of Portfolio Holdings                                                15
  Schedule of Investments                                                         16
  Statement of Assets and Liabilities                                             22
  Statement of Operations                                                         23
  Statements of Changes in Net Assets                                             24
  Financial Highlights                                                            25
  Notes to Financial Statements                                                   26
  Report of Independent Registered Certified Public Accounting Firm               30

FUND MANAGEMENT                                                                   31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                       37

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO III VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 2, 1995-NOVEMBER 30, 2004

GROWTH OF $10,000

             DFA INTERNATIONAL VALUE PORTFOLIO III   MSCI EAFE INDEX (NET DIVIDENDS)
  2/2/1995                             $    10,000                        $   10,000
 2/28/1995                             $     9,910                        $   10,000
 3/31/1995                             $    10,490                        $   10,623
 4/30/1995                             $    10,820                        $   11,022
 5/31/1995                             $    10,761                        $   10,891
 6/30/1995                             $    10,640                        $   10,700
 7/31/1995                             $    11,240                        $   11,366
 8/31/1995                             $    10,860                        $   10,933
 9/30/1995                             $    10,920                        $   11,146
10/31/1995                             $    10,710                        $   10,846
11/30/1995                             $    11,004                        $   11,148
12/31/1995                             $    11,538                        $   11,597
 1/31/1996                             $    11,660                        $   11,645
 2/29/1996                             $    11,731                        $   11,684
 3/31/1996                             $    11,894                        $   11,933
 4/30/1996                             $    12,353                        $   12,281
 5/31/1996                             $    12,241                        $   12,055
 6/30/1996                             $    12,281                        $   12,122
 7/31/1996                             $    11,954                        $   11,768
 8/31/1996                             $    12,006                        $   11,794
 9/30/1996                             $    12,210                        $   12,108
10/31/1996                             $    12,098                        $   11,984
11/30/1996                             $    12,627                        $   12,461
12/31/1996                             $    12,468                        $   12,300
 1/31/1997                             $    12,049                        $   11,870
 2/28/1997                             $    12,154                        $   12,065
 3/31/1997                             $    12,207                        $   12,108
 4/30/1997                             $    12,133                        $   12,172
 5/31/1997                             $    13,057                        $   12,965
 6/30/1997                             $    13,623                        $   13,679
 7/31/1997                             $    13,813                        $   13,901
 8/31/1997                             $    12,900                        $   12,862
 9/30/1997                             $    13,382                        $   13,582
10/31/1997                             $    12,680                        $   12,539
11/30/1997                             $    12,144                        $   12,411
12/31/1997                             $    12,091                        $   12,519
 1/31/1998                             $    12,820                        $   13,092
 2/28/1998                             $    13,657                        $   13,932
 3/31/1998                             $    14,266                        $   14,361
 4/30/1998                             $    14,309                        $   14,475
 5/31/1998                             $    14,439                        $   14,404
 6/30/1998                             $    14,298                        $   14,513
 7/31/1998                             $    14,461                        $   14,660
 8/31/1998                             $    12,569                        $   12,843
 9/30/1998                             $    11,896                        $   12,450
10/31/1998                             $    13,080                        $   13,748
11/30/1998                             $    13,646                        $   14,452
12/31/1998                             $    13,914                        $   15,022
 1/31/1999                             $    13,635                        $   14,977
 2/28/1999                             $    13,298                        $   14,621
 3/31/1999                             $    14,116                        $   15,231
 4/30/1999                             $    14,956                        $   15,847
 5/31/1999                             $    14,194                        $   15,031
 6/30/1999                             $    14,833                        $   15,617
 7/31/1999                             $    15,372                        $   16,081
 8/31/1999                             $    15,518                        $   16,141
 9/30/1999                             $    15,573                        $   16,304
10/31/1999                             $    15,506                        $   16,907
11/30/1999                             $    15,451                        $   17,494
12/31/1999                             $    16,222                        $   19,065
 1/31/2000                             $    14,971                        $   17,854
 2/29/2000                             $    14,597                        $   18,334
 3/31/2000                             $    15,402                        $   19,046
 4/30/2000                             $    15,005                        $   18,044
 5/31/2000                             $    15,286                        $   17,604
 6/30/2000                             $    16,349                        $   18,292
 7/31/2000                             $    15,823                        $   17,526
 8/31/2000                             $    15,964                        $   17,678
 9/30/2000                             $    15,496                        $   16,817
10/31/2000                             $    15,380                        $   16,420
11/30/2000                             $    15,368                        $   15,804
12/31/2000                             $    16,217                        $   16,366
 1/31/2001                             $    16,245                        $   16,357
 2/28/2001                             $    15,759                        $   15,131
 3/31/2001                             $    14,801                        $   14,121
 4/30/2001                             $    15,584                        $   15,103
 5/31/2001                             $    15,463                        $   14,570
 6/30/2001                             $    15,166                        $   13,974
 7/31/2001                             $    14,855                        $   13,719
 8/31/2001                             $    15,070                        $   13,372
 9/30/2001                             $    13,141                        $   12,018
10/31/2001                             $    13,223                        $   12,325
11/30/2001                             $    13,708                        $   12,780
12/31/2001                             $    13,764                        $   12,856
 1/31/2002                             $    13,474                        $   12,173
 2/28/2002                             $    13,619                        $   12,258
 3/31/2002                             $    14,476                        $   12,921
 4/30/2002                             $    14,955                        $   13,007
 5/31/2002                             $    15,463                        $   13,172
 6/30/2002                             $    15,027                        $   12,648
 7/31/2002                             $    13,489                        $   11,399
 8/31/2002                             $    13,474                        $   11,373
 9/30/2002                             $    11,877                        $   10,152
10/31/2002                             $    12,211                        $   10,697
11/30/2002                             $    12,951                        $   11,182
12/31/2002                             $    12,619                        $   10,807
 1/31/2003                             $    12,202                        $   10,356
 2/28/2003                             $    11,948                        $   10,119
 3/31/2003                             $    11,665                        $    9,920
 4/30/2003                             $    12,945                        $   10,894
 5/31/2003                             $    13,914                        $   11,554
 6/30/2003                             $    14,360                        $   11,833
 7/31/2003                             $    15,015                        $   12,120
 8/31/2003                             $    15,403                        $   12,412
 9/30/2003                             $    15,999                        $   12,794
10/31/2003                             $    17,265                        $   13,592
11/30/2003                             $    17,622                        $   13,894
12/31/2003                             $    18,955                        $   14,979
 1/31/2004                             $    19,442                        $   15,191
 2/29/2004                             $    20,021                        $   15,542
 3/31/2004                             $    20,325                        $   15,629
 4/30/2004                             $    19,716                        $   15,276
 5/31/2004                             $    19,914                        $   15,327
 6/30/2004                             $    20,740                        $   15,663
 7/31/2004                             $    19,970                        $   15,155
 8/31/2004                             $    20,232                        $   15,222
 9/30/2004                             $    20,880                        $   15,620
10/31/2004                             $    21,670                        $   16,152
11/30/2004                             $    23,281                        $   17,256

AVERAGE ANNUAL              ONE        FIVE        FROM
TOTAL RETURN                YEAR       YEARS     2/2/1995
--------------------------------------------------------
                            32.11%      8.55%        8.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                          LOCAL
                                         CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS             RETURN        RETURN
-----------------------------           ----------    -----------
United Kingdom (net dividends)               12.03%        24.51%
Japan (net dividends)                        10.69%        17.86%
France                                       12.62%        24.86%
Switzerland                                   5.03%        19.32%
Germany                                      11.22%        23.29%
Netherlands                                   6.65%        18.21%
Australia                                    28.04%        37.29%
Italy                                        17.28%        30.03%
Spain                                        23.45%        36.88%
Sweden                                       29.85%        45.79%

Gross returns unless otherwise noted

----------
Source: Morgan Stanley Capital International

      Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                     32.17%
Citigroup Extended Market Index EPAC (small companies)        30.10%
MSCI EAFE Value Index (net dividends)                         29.32%
MSCI EAFE Index (net dividends)                               24.19%
MSCI EAFE Growth Index (net dividends)                        19.07%

      Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                         TOTAL
                        RETURNS
COUNTRY                 (U.S. $)
-------                ----------
Brazil                      34.91%
Argentina                   25.55%
Thailand                     2.99%
Chile                       31.00%
Indonesia                   49.70%
Hungary                     84.84%
Israel                      14.51%
Poland                      63.81%
Taiwan                       7.55%
Mexico                      43.28%
Malaysia                    17.71%
Philippines                 38.36%
Turkey                      57.65%
South Korea                 26.73%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

      The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

THE DFA INTERNATIONAL VALUE PORTFOLIO III

      The DFA International Value Portfolio III seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 600 stocks in 21 developed-country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

      As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index (net dividends) and 29.32% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio III over this year was 32.11%. Relative to the MSCI EAFE Value Index (net dividends) superior performance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 67% for the Portfolio compared to 31% for the Index.

                          DISCLOSURE OF FUND EXPENSES

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                             BEGINNING          ENDING                             EXPENSES
                                              ACCOUNT          ACCOUNT         ANNUALIZED            PAID
                                               VALUE            VALUE           EXPENSE             DURING
DFA INTERNATIONAL VALUE PORTFOLIO III         6/01/04         11/30/04           RATIO             PERIOD*
-------------------------------------      --------------   --------------   --------------    --------------
Actual Fund Return                         $     1,000.00   $     1,169.10             0.33%   $         1.79
Hypothetical 5% Return                     $     1,000.00   $     1,023.35             0.33%   $         1.67

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (33,209,289 Shares, Cost $346,147) at Value+                                        $      532,677
Receivable for Fund Shares Sold                                                                   266
Prepaid Expenses and Other Assets                                                                   8
                                                                                       --------------
      Total Assets                                                                            532,951
                                                                                       --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                                266
   Due to Advisor                                                                                   4
Accrued Expenses and Other Liabilities                                                             34
                                                                                       --------------
      Total Liabilities                                                                           304
                                                                                       --------------
NET ASSETS                                                                             $      532,647
                                                                                       ==============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                                35,433,914
                                                                                       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $        15.03
                                                                                       ==============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $      355,888
Accumulated Net Investment Income (Loss)                                                           (6)
Accumulated Net Realized Gain (Loss)                                                           (9,765)
Unrealized Appreciation (Depreciation) from Investment Securities                             186,530
                                                                                       --------------
      Total Net Assets                                                                 $      532,647
                                                                                       ==============

----------
+  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                 $        9,277
                                                                                       --------------
EXPENSES
   Administrative Services                                                                         44
   Accounting & Transfer Agent Fees                                                                18
   Legal Fees                                                                                      25
   Audit Fees                                                                                       5
   Filing Fees                                                                                     55
   Shareholders' Reports                                                                           53
   Directors' Fees and Expenses                                                                     5
   Other                                                                                            6
                                                                                       --------------
          Total Expenses                                                                          211
                                                                                       --------------
   NET INVESTMENT INCOME (LOSS)                                                                 9,066
                                                                                       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                         (49)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                  114,006
                                                                                       --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                   113,957
                                                                                       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $      123,023
                                                                                       ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO III

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    YEAR            YEAR
                                                                                   ENDED           ENDED
                                                                                  NOV. 30,        NOV. 30,
                                                                                   2004             2003
                                                                               -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $       9,066    $       6,501
   Capital Gain Distributions Received from The DFA Investment Trust Company              --              229
   Net Realized Gain (Loss) on Investment Securities Sold                                (49)          (2,449)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         114,006           86,544
                                                                               -------------    -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations            123,023           90,825
                                                                               -------------    -------------
Distributions From:
   Net Investment Income                                                             (15,563)          (4,886)
   Net Short-Term Gains                                                                   (6)              --
   Net Long-Term Gains                                                                  (243)            (407)
                                                                               -------------    -------------
          Total Distributions                                                        (15,812)          (5,293)
                                                                               -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                                                     106,694           94,320
   Shares Issued in Lieu of Cash Distributions                                        15,812            5,293
   Shares Redeemed                                                                   (53,579)         (51,406)
                                                                               -------------    -------------
          Net Increase (Decrease) from Capital Share Transactions                     68,927           48,207
                                                                               -------------    -------------
          Total Increase (Decrease)                                                  176,138          133,739

NET ASSETS
   Beginning of Period                                                               356,509          222,770
                                                                               -------------    -------------
   End of Period                                                               $     532,647    $     356,509
                                                                               =============    =============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                    8,120           10,134
      Shares Issued in Lieu of Cash Distributions                                      1,253              626
      Shares Redeemed                                                                 (4,065)          (5,617)
                                                                               -------------    -------------
                                                                                       5,308            5,143
                                                                               =============    =============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                    THE DFA INTERNATIONAL VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                   ENDED            ENDED            ENDED            ENDED            ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                   2004             2003              2002             2001             2000
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period            $      11.83     $       8.92     $      10.16     $      13.15     $      13.79
                                                ------------     ------------     ------------     ------------     ------------

Income from Investment Operations
   Net Investment Income (Loss)                         0.27             0.22             0.23             0.27             0.31
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                   3.43             2.91            (0.76)           (1.47)           (0.36)
                                                ------------     ------------     ------------     ------------     ------------
      Total from Investment Operations                  3.70             3.13            (0.53)           (1.20)           (0.05)
                                                ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                               (0.49)           (0.20)           (0.25)           (0.33)           (0.32)
   Net Realized Gains                                  (0.01)           (0.02)           (0.46)           (1.46)           (0.27)
                                                ------------     ------------     ------------     ------------     ------------
      Total Distributions                              (0.50)           (0.22)           (0.71)           (1.79)           (0.59)
                                                ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                  $      15.03     $      11.83     $       8.92     $      10.16     $      13.15
                                                ============     ============     ============     ============     ============
Total Return                                           32.11%           36.09%           (5.52)%         (10.80)%          (0.53)%

Net Assets, End of Period (thousands)           $    532,647     $    356,509     $    222,770     $    184,306     $    203,184
Ratio of Expenses to Average Net Assets (1)             0.33%            0.35%            0.35%            0.34%            0.33%
Ratio of Net Investment Income to
   Average Net Assets                                   2.07%            2.46%            2.52%            2.34%            2.04%
Portfolio Turnover Rate                                  N/A              N/A              N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series             15%              14%              18%               6%               9%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

      The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 19% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

      2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $7,184.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

      The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or undistributed net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a return of capital which for tax purposes, is not available to offset future income, was reclassified to the following accounts (amounts in thousands):

                                             INCREASE          INCREASE
                                            (DECREASE)        (DECREASE)
                            INCREASE        ACCUMULATED      UNDISTRIBUTED
                           (DECREASE)      NET REALIZED     NET INVESTMENT
                         PAID IN CAPITAL      GAIN              INCOME
                         ---------------   ------------    -----------------
                             $  (48)          $  (24)            $  72

      These reclassifications had no effect on net assets or net asset value per share.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                              ORDINARY
                            INCOME AND
                            SHORT-TERM      LONG-TERM    RETURN OF
                           CAPITAL GAINS  CAPITAL GAINS   CAPITAL      TOTAL
                           -------------  -------------  ---------   ---------
      2004                   $  15,544        $  220       $  48      $  15,812
      2003                       4,886           407          --          5,293

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      As of November 30, 2004, there were no distributable earnings in the Portfolio.

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                             NET
                                                                          UNREALIZED
                              FEDERAL     UNREALIZED     UNREALIZED      APPRECIATION/
                             TAX COST    APPRECIATION  (DEPRECIATION)   (DEPRECIATION)
                           ------------  ------------   -------------    --------------
                            $  355,911    $  186,530      $  (9,765)       $  176,765

E.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2003 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO III AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio III (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

[CHART]

GROWTH OF $10,000

              THE DFA INTERNATIONAL VALUE SERIES    MSCI EAFE INDEX (NET DIVIDENDS)
11/30/1994                            $   10,000                         $   10,000
12/31/1994                            $   10,059                         $   10,063
 1/31/1995                            $    9,661                         $    9,676
 2/28/1995                            $    9,640                         $    9,648
 3/31/1995                            $   10,210                         $   10,250
 4/30/1995                            $   10,529                         $   10,636
 5/31/1995                            $   10,469                         $   10,509
 6/30/1995                            $   10,360                         $   10,324
 7/31/1995                            $   10,943                         $   10,967
 8/31/1995                            $   10,571                         $   10,549
 9/30/1995                            $   10,634                         $   10,755
10/31/1995                            $   10,432                         $   10,466
11/30/1995                            $   10,719                         $   10,757
12/31/1995                            $   11,239                         $   11,190
 1/31/1996                            $   11,352                         $   11,236
 2/29/1996                            $   11,423                         $   11,274
 3/31/1996                            $   11,583                         $   11,514
 4/30/1996                            $   12,035                         $   11,849
 5/31/1996                            $   11,922                         $   11,630
 6/30/1996                            $   11,964                         $   11,696
 7/31/1996                            $   11,644                         $   11,354
 8/31/1996                            $   11,695                         $   11,379
 9/30/1996                            $   11,901                         $   11,681
10/31/1996                            $   11,787                         $   11,562
11/30/1996                            $   12,311                         $   12,022
12/31/1996                            $   12,150                         $   11,867
 1/31/1997                            $   11,744                         $   11,452
 2/28/1997                            $   11,851                         $   11,639
 3/31/1997                            $   11,895                         $   11,681
 4/30/1997                            $   11,831                         $   11,743
 5/31/1997                            $   12,729                         $   12,507
 6/30/1997                            $   13,281                         $   13,197
 7/31/1997                            $   13,464                         $   13,411
 8/31/1997                            $   12,581                         $   12,409
 9/30/1997                            $   13,044                         $   13,104
10/31/1997                            $   12,360                         $   12,097
11/30/1997                            $   11,838                         $   11,974
12/31/1997                            $   11,790                         $   12,078
 1/31/1998                            $   12,502                         $   12,630
 2/28/1998                            $   13,324                         $   13,441
 3/31/1998                            $   13,913                         $   13,855
 4/30/1998                            $   13,956                         $   13,964
 5/31/1998                            $   14,087                         $   13,897
 6/30/1998                            $   13,950                         $   14,002
 7/31/1998                            $   14,105                         $   14,144
 8/31/1998                            $   12,260                         $   12,392
 9/30/1998                            $   11,601                         $   12,012
10/31/1998                            $   12,756                         $   13,264
11/30/1998                            $   13,316                         $   13,943
12/31/1998                            $   13,576                         $   14,493
 1/31/1999                            $   13,307                         $   14,451
 2/28/1999                            $   12,970                         $   14,106
 3/31/1999                            $   13,769                         $   14,695
 4/30/1999                            $   14,587                         $   15,290
 5/31/1999                            $   13,848                         $   14,503
 6/30/1999                            $   14,472                         $   15,068
 7/31/1999                            $   14,995                         $   15,516
 8/31/1999                            $   15,141                         $   15,573
 9/30/1999                            $   15,196                         $   15,730
10/31/1999                            $   15,128                         $   16,319
11/30/1999                            $   15,081                         $   16,886
12/31/1999                            $   15,826                         $   18,401
 1/31/2000                            $   14,607                         $   17,232
 2/29/2000                            $   14,242                         $   17,696
 3/31/2000                            $   15,032                         $   18,382
 4/30/2000                            $   14,641                         $   17,415
 5/31/2000                            $   14,923                         $   16,989
 6/30/2000                            $   15,963                         $   17,654
 7/31/2000                            $   15,444                         $   16,914
 8/31/2000                            $   15,580                         $   17,060
 9/30/2000                            $   15,130                         $   16,230
10/31/2000                            $   15,018                         $   15,846
11/30/2000                            $   15,006                         $   15,252
12/31/2000                            $   15,838                         $   15,794
 1/31/2001                            $   15,864                         $   15,786
 2/28/2001                            $   15,386                         $   14,603
 3/31/2001                            $   14,448                         $   13,629
 4/30/2001                            $   15,209                         $   14,576
 5/31/2001                            $   15,094                         $   14,062
 6/30/2001                            $   14,807                         $   13,487
 7/31/2001                            $   14,506                         $   13,241
 8/31/2001                            $   14,715                         $   12,906
 9/30/2001                            $   12,839                         $   11,599
10/31/2001                            $   12,917                         $   11,896
11/30/2001                            $   13,390                         $   12,334
12/31/2001                            $   13,445                         $   12,408
 1/31/2002                            $   13,153                         $   11,748
 2/28/2002                            $   13,299                         $   11,831
 3/31/2002                            $   14,134                         $   12,471
 4/30/2002                            $   14,612                         $   12,553
 5/31/2002                            $   15,103                         $   12,712
 6/30/2002                            $   14,679                         $   12,206
 7/31/2002                            $   13,177                         $   11,001
 8/31/2002                            $   13,164                         $   10,976
 9/30/2002                            $   11,599                         $    9,798
10/31/2002                            $   11,936                         $   10,324
11/30/2002                            $   12,650                         $   10,793
12/31/2002                            $   12,329                         $   10,430
 1/31/2003                            $   11,922                         $    9,994
 2/28/2003                            $   11,677                         $    9,765
 3/31/2003                            $   11,401                         $    9,573
 4/30/2003                            $   12,652                         $   10,511
 5/31/2003                            $   13,605                         $   11,148
 6/30/2003                            $   14,045                         $   11,418
 7/31/2003                            $   14,679                         $   11,694
 8/31/2003                            $   15,065                         $   11,977
 9/30/2003                            $   15,642                         $   12,346
10/31/2003                            $   16,876                         $   13,115
11/30/2003                            $   17,237                         $   13,407
12/31/2003                            $   18,530                         $   14,454
 1/31/2004                            $   19,005                         $   14,659
 2/29/2004                            $   19,577                         $   14,997
 3/31/2004                            $   19,882                         $   15,081
 4/30/2004                            $   19,282                         $   14,740
 5/31/2004                            $   19,478                         $   14,790
 6/30/2004                            $   20,282                         $   15,114
 7/31/2004                            $   19,534                         $   14,623
 8/31/2004                            $   19,788                         $   14,688
 9/30/2004                            $   20,421                         $   15,072
10/31/2004                            $   21,202                         $   15,586
11/30/2004                            $   22,779                         $   16,650

AVERAGE ANNUAL          ONE        FIVE       TEN
TOTAL RETURN            YEAR       YEARS      YEARS
-----------------------------------------------------
                       32.15%       8.60%      8.58%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                           DISCLOSURE OF FUND EXPENSES

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                             BEGINNING        ENDING                          EXPENSES
                                              ACCOUNT        ACCOUNT        ANNUALIZED          PAID
                                               VALUE          VALUE          EXPENSE           DURING
THE DFA INTERNATIONAL VALUE SERIES            6/01/04        11/30/04         RATIO            PERIOD*
----------------------------------          -----------     ----------      ----------        --------
Actual Fund Return                           $ 1,000.00     $ 1,169.50         0.28%           $ 1.52
Hypothetical 5% Return                       $ 1,000.00     $ 1,023.60         0.28%           $ 1.42

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                                 36.5%
Consumer Discretionary                                     17.0
Materials                                                  13.7
Industrials                                                12.2
Telecommunication Service                                   5.6
Consumer Staples                                            4.5
Utilities                                                   3.5
Energy                                                      3.3
Health Care                                                 2.0
Information Technology                                      1.7
                                                     ----------
                                                          100.0%
                                                     ==========

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (17.9%)
   COMMON STOCKS -- (17.9%)
            Aggregate Industries P.L.C.                                                        1,964,973   $        3,688,173
            Amvescap P.L.C.                                                                      225,900            1,384,318
            Arriva P.L.C.                                                                        231,050            2,163,954
            Associated British Foods P.L.C.                                                      990,462           14,152,962
            Associated British Ports Holdings P.L.C.                                             378,800            3,403,288
            Aviva P.L.C.                                                                       2,630,567           29,114,963
        *   AWG P.L.C.                                                                            76,018            1,092,962
            BAA P.L.C.                                                                         1,614,239           17,953,811
            BAE Systems P.L.C.                                                                 2,667,041           12,496,750
        *   Banco Santander Central Hispano SA                                                   841,876           10,033,633
            Barratt Developments P.L.C.                                                          338,959            3,329,838
            BBA Group P.L.C.                                                                     680,050            3,761,732
            Bellway P.L.C.                                                                        38,000              517,193
            Bovis Homes Group P.L.C.                                                             132,000            1,272,170
            BPB P.L.C.                                                                           458,500            3,857,096
            Bradford & Bingley P.L.C.                                                             80,259              421,938
            Britannic P.L.C.                                                                     278,864            2,213,019
        *   British Airways P.L.C.                                                             1,839,331            7,767,617
            British Land Co. P.L.C.                                                              870,090           13,610,932
            British Vita P.L.C.                                                                  286,388            1,466,422
            Brixton P.L.C.                                                                       359,333            2,217,502
            Cable and Wireless P.L.C.                                                          3,512,914            7,609,065
            Carnival P.L.C.                                                                      156,870            8,751,205
        *   Corus Group P.L.C.                                                                 6,312,988            6,630,051
            Derwent Valley Holdings P.L.C.                                                        49,351              927,107
            DeVere Group P.L.C.                                                                   85,228              713,960
            Dixons Group P.L.C.                                                                  333,402              927,542
        *   Duelguide Units P.L.C.                                                                36,010              370,184
        *   Easyjet P.L.C.                                                                       294,025            1,045,345
            FKI P.L.C.                                                                           856,795            2,171,803
            Friends Provident P.L.C.                                                           2,272,618            6,652,081
            Galen Holdings P.L.C.                                                                319,000            5,197,328
            Great Portland Estates P.L.C.                                                        239,324            1,464,984
            Greene King P.L.C.                                                                   105,263            2,400,651
            Hammerson P.L.C.                                                                     468,800            7,136,185
            Hanson P.L.C.                                                                        963,671            7,718,181
            HBOS P.L.C.                                                                           14,538              203,486
        *   HHG P.L.C.                                                                           842,619              780,794
            Hilton Group P.L.C.                                                                2,673,589           13,199,650
            Intercontinental Hotels Group P.L.C.                                                 968,773           12,321,669
        *   International Power P.L.C.                                                         2,525,271            7,316,497
            ITV P.L.C.                                                                         1,551,881            3,253,412
            Johnson Matthey P.L.C.                                                                43,250              837,103
            Kelda Group P.L.C.                                                                   161,510            1,664,219

            Kingfisher P.L.C.                                                                    659,395            3,628,560
            Land Securities Group P.L.C.                                                          78,654            1,931,002
            Liberty International P.L.C.                                                         469,345            7,948,434
            London Merchant Securities P.L.C.                                                    358,862            1,374,062
            Marks & Spencer Group P.L.C.                                                       1,197,239            7,507,828
            Mersey Docks & Harbour Co. P.L.C.                                                    115,042            1,963,986
            MFI Furniture Group P.L.C.                                                            66,600              147,555
            Millennium and Copthorne Hotels P.L.C.                                               493,245            3,403,860
            Mitchells & Butlers P.L.C.                                                           630,549            3,645,854
        *   MM02 P.L.C.                                                                        8,760,348           19,150,459
            Pearson P.L.C.                                                                       245,987            2,881,913
            Peninsular & Oriental Steam Navigation P.L.C.                                      1,130,420            6,506,424
            Pennon Group P.L.C.                                                                   58,615              993,265
            Persimmon P.L.C.                                                                     271,811            3,215,321
        *   Pillar Property P.L.C.                                                               131,128            1,766,906
        *   Premier Oil P.L.C.                                                                   119,812            1,281,811
            Quintain Estates & Development P.L.C.                                                 75,000              678,151
            Rio Tinto P.L.C.                                                                      83,136            2,429,211
            RMC Group P.L.C.                                                                     401,000            6,426,693
        *   Rolls Royce Group P.L.C.                                                           2,749,448           13,820,270
            Rolls Royce Group P.L.C.                                                          87,432,446              177,656
            Royal & Sun Alliance Insurance Group P.L.C.                                        5,018,810            7,069,730
            Royal Bank of Scotland Group P.L.C.                                                  219,664            6,750,397
            Sabmiller P.L.C.                                                                     192,609            3,241,389
            Sainsbury (J.) P.L.C.                                                              2,629,334           13,111,209
            Scottish & Newcastle P.L.C.                                                          976,911            8,005,286
            Scottish Power P.L.C.                                                              1,102,159            8,143,727
            Severn Trent P.L.C.                                                                  210,597            3,579,003
            Shire Pharmaceuticals Group P.L.C.                                                   683,427            6,850,230
            Singer & Friedlander Group P.L.C.                                                    253,818            1,360,647
            Slough Estates P.L.C.                                                                706,900            6,514,933
            Smith (David S.) Holdings P.L.C.                                                     547,941            1,559,927
            Somerfield P.L.C.                                                                    738,068            2,153,583
            Stanley Leisure P.L.C.                                                               189,634            1,618,826
            Tate & Lyle P.L.C.                                                                   660,070            6,201,623
            Taylor Woodrow P.L.C.                                                                998,309            4,430,105
        *   The Berkeley Group Holdings P.L.C.                                                   228,802            5,208,890
        *   Thus Group P.L.C.                                                                  1,857,640              506,804
            Trinity Mirror P.L.C.                                                                495,640            5,900,900
            United Utilities P.L.C.                                                              265,595            2,853,278
            Vodafone Group P.L.C.                                                             36,676,526           99,621,935
            Westbury P.L.C.                                                                       27,098              198,280
            Whitbread P.L.C.                                                                     520,965            7,943,848
            Wilson Bowden P.L.C.                                                                 105,900            2,014,911
            Wimpey (George) P.L.C.                                                               446,968            3,047,161
            Wolverhampton & Dudley Breweries P.L.C.                                              107,366            1,877,948
            Woolworths Group P.L.C.                                                            2,125,199            1,807,964
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $395,622,398)                                                                                          537,664,530
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    222,049
                                                                                                           ------------------
   (Cost $218,213)
   TOTAL -- UNITED KINGDOM
     (Cost $395,840,611)                                                                                          537,886,579
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (15.6%)
   COMMON STOCKS -- (15.4%)
        #   Aichi Steel Corp.                                                                    120,000              639,864
            AIOI Insurance Co., Ltd.                                                             928,735            4,099,014
            Aisin Seiki Co., Ltd.                                                                182,500            3,922,135
            Akita Bank, Ltd.                                                                     115,000              450,865
        #   Alpine Electronics, Inc.                                                              36,800              493,856
            Amada Co., Ltd.                                                                      376,000            1,892,739
        #   Anritsu Corp.                                                                         67,000              489,523
            Aoyama Trading Co., Ltd.                                                              47,700            1,177,185
            Asahi Breweries, Ltd.                                                                221,600            2,616,693
            Asatsu-Dk, Inc.                                                                       32,500              948,181
            Autobacs Seven Co., Ltd.                                                              23,700              691,733
            Awa Bank, Ltd.                                                                       196,600            1,196,489
            Bank of Iwate, Ltd.                                                                   15,300              708,959
        #   Bank of Kyoto, Ltd.                                                                  347,400            2,905,585
            Bank of Nagoya, Ltd.                                                                 185,000              954,565
            Canon Sales Co., Inc.                                                                124,900            1,788,562
            Chiba Bank, Ltd.                                                                     941,000            5,972,629
            Chudenko Corp.                                                                        41,100              594,696
            Chugoku Bank, Ltd.                                                                   238,800            2,606,569
            Citizen Watch Co., Ltd.                                                              318,000            2,878,243
            Coca-Cola West Japan Co., Ltd.                                                        58,400            1,453,691
            Comsys Holdings Corp.                                                                 92,000              790,402
            Cosmo Oil Co., Ltd.                                                                  764,000            2,217,655
            Dai Nippon Ink & Chemicals, Inc.                                                     459,000            1,037,281
            Dai Nippon Pharmaceutical Co., Ltd.                                                  106,000            1,019,438
            Dai Nippon Printing Co., Ltd.                                                        784,000           11,698,696
            Daicel Chemical Industries, Ltd.                                                     485,000            2,683,925
            Daido Steel Co., Ltd.                                                                274,000              749,659
            Daishi Bank, Ltd.                                                                    355,000            1,354,819
            Daiwa House Industry Co., Ltd.                                                       663,000            7,115,109
            Denso Corp.                                                                           22,500              537,877
        #   Ebara Corp.                                                                          173,000              769,700
            Ezaki Glico Co., Ltd.                                                                174,600            1,228,722
            Fuji Electric Co., Ltd.                                                              525,780            1,357,224
            Fuji Fire & Marine Insurance Co., Ltd.                                               297,000              967,308
            Fuji Heavy Industries                                                                493,000            2,277,016
            Fuji Oil Co., Ltd.                                                                    55,200              649,009
            Fuji Photo Film Co., Ltd.                                                            563,000           19,770,970
            Fujikura, Ltd.                                                                       241,000            1,080,405
            Fukui Bank, Ltd.                                                                     343,000            1,392,967
        #   Fukuoka Bank, Ltd.                                                                   418,000            2,647,827
            Fukuyama Transporting Co., Ltd.                                                      266,000            1,050,906
            Futaba Corp.                                                                          16,000              374,944
            Futaba Industrial Co., Ltd.                                                           44,100              715,289
            Glory, Ltd.                                                                           46,800              731,875
            Gunma Bank, Ltd.                                                                     323,000            1,689,328
            Gunze, Ltd.                                                                          148,000              645,146

            Hachijuni Bank, Ltd.                                                                 344,000            2,269,157
        *   Hankyu Corp.                                                                         174,000              672,142
            Hanshin Electric Railway Co., Ltd.                                                   216,000              711,083
            Heiwa Corp.                                                                           81,500            1,219,515
            Higo Bank, Ltd.                                                                      308,000            1,941,622
            Hitachi Cable, Ltd.                                                                  236,000              995,854
            Hitachi Maxell, Ltd.                                                                  96,000            1,303,233
            Hitachi Metals, Ltd.                                                                 360,000            2,041,542
            Hitachi, Ltd.                                                                      3,891,000           24,995,057
            Hokkoku Bank, Ltd.                                                                   223,000              989,578
            Hokuetsu Paper Mills, Ltd.                                                           162,000              876,828
            House Foods Corp.                                                                    117,000            1,665,322
            Hyakugo Bank, Ltd.                                                                   258,000            1,475,276
            Hyakujishi Bank, Ltd.                                                                314,000            1,844,631
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                       819,000            1,114,336
        *   Itochu Corp.                                                                         120,000              543,178
            Itoham Foods, Inc.                                                                   132,000              638,519
            Iyo Bank, Ltd.                                                                       204,000            1,488,562
            Japan Airport Terminal Co., Ltd.                                                      33,000              309,897
            Joyo Bank, Ltd.                                                                      545,000            2,549,901
            Juroku Bank, Ltd.                                                                    349,000            1,500,586
            Kagoshima Bank, Ltd.                                                                 132,000              795,400
            Kamigumi Co., Ltd.                                                                   357,000            2,766,866
        #   Kandenko Co., Ltd.                                                                   129,000              683,325
            Katokichi Co., Ltd.                                                                   34,500              650,155
        #   Kawasaki Heavy Industries, Ltd.                                                      910,000            1,369,900
            Kikkoman Corp.                                                                       259,000            2,361,000
            Kinden Corp.                                                                         167,000            1,229,842
            Kirin Brewery Co., Ltd.                                                              752,000            7,200,964
        #   Kissei Pharmaceutical Co., Ltd.                                                       41,000              858,892
            Kobe Steel, Ltd.                                                                   2,632,000            4,005,252
            Koito Manufacturing Co., Ltd.                                                        101,000              832,929
            Kokuyo Co., Ltd.                                                                      81,200              931,741
            Komori Corp.                                                                          47,000              648,548
            Kuraray Co., Ltd.                                                                    332,500            2,736,331
            KYORIN Pharmaceutical Co., Ltd.                                                       52,000              742,348
        #   Makita Corp.                                                                         209,000            3,228,203
            Marubeni Corp.                                                                     1,942,000            5,496,133
            Marui Co., Ltd.                                                                      345,200            4,561,048
            Maruichi Steel Tube, Ltd.                                                            117,000            2,051,704
            Matsushita Electric Industrial Co., Ltd.                                           2,684,135           39,847,476
            Matsushita Electric Works, Ltd.                                                      268,000            2,293,600
            Meiji Seika Kaisha, Ltd. Tokyo                                                       243,000            1,068,514
            Michinoku Bank, Ltd.                                                                  73,000              345,500
            Millea Holdings, Inc.                                                                  1,870           26,342,329
            Mitsubishi Gas Chemical Co., Inc.                                                    305,000            1,442,488
            Mitsubishi Heavy Industries, Ltd.                                                  3,355,000            9,601,127
            Mitsubishi Logistics Corp.                                                           106,000              984,889
            Mitsubishi Materials Corp.                                                           975,000            2,020,966
            Mitsui Chemicals, Inc.                                                               540,800            2,829,991
            Mitsui Engineering and Shipbuilding Co., Ltd.                                        481,000              801,907
            Mitsui Marine & Fire Insurance Co., Ltd.                                           1,564,000           13,746,639
            Mitsumi Electric Co., Ltd.                                                            45,800              505,707
            Mizuho Holdings, Inc.                                                                  1,192            5,173,642

            Morinaga Milk Industry Co., Ltd.                                                     160,000              644,584
            Musashino Bank, Ltd.                                                                  20,000              800,061
            Nagase & Co., Ltd.                                                                    87,000              687,585
            Namco, Ltd.                                                                           11,000              135,028
            Nanto Bank, Ltd.                                                                     317,000            1,532,365
            NGK Insulators, Ltd.                                                                 216,000            1,791,941
            NGK Spark Plug Co., Ltd.                                                             144,000            1,401,487
            Nichicon Corp.                                                                        51,200              633,612
            Nichirei Corp.                                                                       180,000              670,824
        #   Nifco, Inc.                                                                           37,000              567,669
            Nihon Unisys, Ltd.                                                                    69,100              641,335
            Nippon Broadcasting System, Inc.                                                      20,690              978,259
            Nippon Kayaku Co., Ltd.                                                              128,000              699,364
            Nippon Meat Packers, Inc., Osaka                                                     144,000            1,860,776
            Nippon Mitsubishi Oil Corp.                                                        1,871,050           12,279,544
            Nippon Paint Co., Ltd.                                                               167,000              670,721
            Nippon Sheet Glass Co., Ltd.                                                         280,000            1,076,398
        *   Nippon Shinpan Co., Ltd.                                                             191,000              675,452
            Nippon Shokubai Co., Ltd.                                                            163,000            1,338,046
            Nippon Television Network Corp.                                                        9,400            1,358,813
        #   Nishimatsu Construction Co., Ltd.                                                    364,000            1,141,553
            Nishi-Nippon Bank, Ltd.                                                              112,540              485,374
            Nissay Dowa General Insurance Co., Ltd.                                              383,000            1,786,299
            Nisshin Seifun Group, Inc.                                                           148,000            1,622,155
            Nisshin Steel Co., Ltd.                                                              627,000            1,494,189
            Nisshinbo Industries, Inc.                                                           305,000            2,084,653
      # *   Nissho Iwai-Nichmen Holdings Corp.                                                   130,400              547,916
        #   NSK, Ltd.                                                                            319,000            1,481,284
            Obayashi Corp.                                                                       520,000            3,225,959
            Ogaki Kyoritsu Bank, Ltd.                                                             68,000              361,150
            Oji Paper Co., Ltd.                                                                  275,000            1,564,800
            Okumura Corp.                                                                        144,000              793,282
            Onward Kashiyama Co., Ltd.                                                           100,000            1,357,842
            PanaHome Corp.                                                                       106,000              543,820
            Pioneer Electronic Corp.                                                             139,800            2,613,796
            Promise Co., Ltd.                                                                     60,500            4,220,704
            Q.P. Corp.                                                                           109,600              960,526
        #   Rengo Co., Ltd.                                                                      152,000              696,632
        *   Resona Holdings, Inc.                                                              1,873,000            3,307,879
            San In Godo Bank, Ltd.                                                               110,000              882,181
            Sanwa Shutter Corp.                                                                  101,000              563,623
            Sanyo Shinpan Finance Co., Ltd.                                                       19,800            1,273,932
        #   Sapporo Breweries, Ltd.                                                              251,000            1,083,835
            Sapporo Hokuyo Holdings, Inc.                                                            224            1,565,943
            Seino Transportation Co., Ltd.                                                       193,000            1,751,928
            Sekisui Chemical Co., Ltd.                                                           557,000            3,646,982
            Sekisui House, Ltd.                                                                  942,000           10,378,242
            Seventy-seven (77) Bank, Ltd.                                                        241,000            1,567,945
            SFCG Co., Ltd.                                                                         8,010            1,971,516
            Shiga Bank, Ltd.                                                                     272,000            1,484,603
            Shikoku Bank, Ltd.                                                                    72,000              412,853
            Shimachu Co., Ltd.                                                                    36,200              858,825
            Shinko Securities Co., Ltd.                                                          470,000            1,418,171
            Shizuoka Bank, Ltd.                                                                  473,000            4,154,962

            Sumitomo Bakelite Co., Ltd.                                                          105,000              610,069
            Sumitomo Corp.                                                                       471,000            3,964,211
            Sumitomo Electric Industries, Ltd.                                                   472,000            4,934,630
            Sumitomo Forestry Co., Ltd.                                                          139,000            1,217,377
            Sumitomo Metal Industries, Ltd. Osaka                                                592,000              787,024
            Sumitomo Metal Mining Co., Ltd.                                                      313,000            2,340,059
            Sumitomo Osaka Cement Co., Ltd.                                                      269,000              591,633
            Sumitomo Trust & Banking Co., Ltd.                                                    21,000              139,903
            Suzuken Co., Ltd.                                                                     54,000            1,269,287
            Taiheiyo Cement Corp.                                                              1,209,800            3,023,219
            Taisei Corp.                                                                         527,000            2,077,690
            Taiyo Yuden Co., Ltd.                                                                 77,000              782,756
            Takara Standard Co., Ltd.                                                            118,000              696,478
            Takashimaya Co., Ltd.                                                                124,000            1,172,422
            Teijin, Ltd.                                                                         893,000            3,829,691
            Teikoku Oil Co., Ltd.                                                                346,000            1,878,076
            Toda Corp.                                                                           203,000              906,207
            Toho Bank, Ltd.                                                                       97,000              356,918
            Tokai Tokyo Securities Co., Ltd.                                                     155,000              440,169
            Tokuyama Corp.                                                                       248,000            1,417,399
            Tokyo Broadcasting System, Inc.                                                      117,500            1,859,950
            Tokyo Style Co., Ltd.                                                                133,000            1,486,662
            Tokyo Tatemono Co., Ltd.                                                             143,000              920,968
            Toppan Printing Co., Ltd.                                                            441,000            4,576,733
            Toshiba TEC Corp.                                                                    181,000              804,742
            Tostem Inax Holding Corp.                                                            228,000            4,022,909
            Toyo Ink Manufacturing Co., Ltd.                                                     174,000              615,254
            Toyo Seikan Kaisha, Ltd.                                                             287,600            4,687,662
            Toyo Suisan Kaisha, Ltd.                                                              64,000              825,720
            Toyota Auto Body Co., Ltd.                                                            86,000            1,414,103
            Toyota Tsusho Corp.                                                                   79,000            1,188,614
            TV Asahi Corp.                                                                           202              413,308
            UNY Co., Ltd.                                                                        133,000            1,436,923
            Wacoal Corp.                                                                         149,000            1,673,221
            Yamagata Bank, Ltd.                                                                  100,000              468,422
            Yamaguchi Bank, Ltd.                                                                 133,000            1,349,530
            Yamanashi Chuo Bank, Ltd.                                                            119,000              700,781
            Yamatake Corp.                                                                        20,000              210,126
            Yamazaki Baking Co., Ltd.                                                            155,000            1,402,650
            Yokohama Rubber Co., Ltd.                                                            410,000            1,434,541
            York-Benimaru Co., Ltd.                                                               29,300              808,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $443,108,095)                                                                                          464,821,980
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Japanese Yen                                                                                            6,275,105
                                                                                                           ------------------
   (Cost $6,276,971)
   TOTAL -- JAPAN
     (Cost $449,385,066)                                                                                          471,097,085
                                                                                                           ------------------

   FRANCE -- (10.8%)
   COMMON STOCKS -- (10.8%)
            AGF (Assurances Generales de France SA)                                              177,559           12,204,896
            Air France                                                                           192,225            3,639,817
            Air Liquide SA                                                                         9,820            1,671,861
            Arcelor SA                                                                           167,800            3,697,167
            AXA                                                                                1,670,413           39,122,585
            BNP Paribas SA                                                                       902,415           62,745,944
            Bongrain SA                                                                            7,145              484,919
      # *   Business Objects SA                                                                   54,856            1,280,655
        *   Cap Gemini SA                                                                         96,137            3,102,836
      # *   Club Mediterranee SA                                                                   8,962              411,643
            Compagnie de Saint-Gobain                                                            348,170           19,808,301
        #   Compagnie Francaise d'Etudes et de Construction Technip SA                            16,088            2,694,337
            Credit Agricole SA                                                                    27,709              820,511
            Eiffage SA                                                                             6,954              693,811
            Esso SA                                                                                  686              101,897
            Euler-Hermes SA                                                                       10,354              678,291
        *   Eurafrance                                                                            18,000            1,403,840
        #   Faurecia SA                                                                           30,445            2,276,996
        #   Fimalac SA                                                                            46,887            2,125,196
            Generale des Establissements Michelin SA Series B                                    107,620            6,221,184
            Havas SA                                                                             300,744            1,661,907
            Imerys SA                                                                             44,000            3,363,354
            LaFarge SA                                                                           139,696           13,122,402
            LaFarge SA Prime Fidelity                                                             85,542            8,043,508
            Lagardere S.C.A. SA                                                                   10,900              778,878
            Nexans                                                                                 9,618              370,496
            Peugeot SA                                                                           238,144           14,551,758
            Pinault Printemps Redoute SA                                                          67,999            7,065,871
            Rallye SA                                                                             18,020              866,072
        #   Remy Cointreau SA                                                                     56,022            2,073,614
            Renault SA                                                                           207,598           16,996,011
        #   Rexel SA                                                                              10,713              542,322
            SA Des Galeries Lafayette                                                                900              202,478
            Schneider SA                                                                         209,919           14,594,986
            SEB SA Prime Fidelity                                                                  9,900            1,006,552
            Societe BIC SA                                                                        52,288            2,542,068
        #   Societe des Ciments de Francais                                                       35,796            3,142,950
            Societe Generale Paris                                                               293,528           28,347,570
            Sodexho Alliance SA                                                                   14,126              429,816
            Suez (ex Suez Lyonnaise des Eaux)                                                    701,284           16,488,080
            Thomson Multimedia                                                                   179,505            4,311,546
        #   Unibail SA                                                                            34,832            4,955,962
            Valeo SA                                                                              73,528            2,911,246
            Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                     4,504              622,748
        *   Vivendi Universal SA                                                                 403,364           11,886,532
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $220,711,106)                                                                                          326,065,414
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          16,500               18,421
        *   Rallye SA Series B Warrants 11/30/05                                                  18,020                2,383
                                                                                                           ------------------

   TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                                    20,804
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $220,739,693)                                                                                          326,086,218
                                                                                                           ------------------

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Rekapacific Berhad
   (Cost $1,085,853)                                                                             691,000                    0
                                                                                                           ------------------

   GERMANY -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Aachener und Muenchener Beteiligungs AG                                               33,828            2,556,439
            Allianz AG                                                                            11,053            1,381,828
            BASF AG                                                                              386,050           26,064,201
            Bayer AG                                                                             498,853           15,829,617
            Bayerische Motorenwerke AG                                                            23,035              976,317
        *   Bayerische Vereinsbank AG                                                            573,132           12,777,641
            BHW Holding AG                                                                        10,667              144,370
            Bilfinger & Berger Bau AG                                                             23,702              887,947
        *   Commerzbank AG                                                                       408,050            8,157,135
            DaimlerChrysler AG                                                                 1,037,459           46,429,283
            Deutsche Bank AG                                                                     589,811           49,954,035
            E.ON AG                                                                               12,593            1,060,464
            Fraport AG                                                                            68,708            2,676,797
            Fresenius Medical Care AG                                                             27,600            2,160,307
        *   Heidelberger Druckmaschinen AG                                                        46,167            1,578,133
            Heidelberger Zement AG                                                                70,373            3,993,505
            Hochtief AG                                                                           56,150            1,667,607
        *   Hypo Real Estate Holding AG                                                           84,277            3,263,856
            IVG Immobilien AG                                                                     30,276              460,689
            Karstadt Quelle AG                                                                    12,500              128,405
            Linde AG                                                                              77,043            4,733,669
            Merck KGAA                                                                            36,000            2,072,910
        *   MG Technologies AG                                                                   150,773            1,780,689
        #   Preussag AG                                                                          131,223            2,925,027
            Salzgitter AG                                                                         13,041              263,659
            SCA Hygiene Products AG                                                                3,550            1,366,619
            ThyssenKrupp AG                                                                      325,691            7,076,828
            Vattenfall Europe AG                                                                  94,898            3,658,597
            Volkswagen AG                                                                        202,446            9,107,320
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $180,557,681)                                                                                          215,133,894
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Karstadt Quelle AG Rights 12/09/04                                                    12,500               29,737
                                                                                                           ------------------
   (Cost $70,225)
   TOTAL -- GERMANY
     (Cost $180,627,906)                                                                                          215,163,631
                                                                                                           ------------------

   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Baloise-Holding                                                                      214,760            9,027,920
            Bank Sarasin & Cie Series B, Basel                                                       180              299,479
            Banque Cantonale Vaudoise                                                             12,608            1,946,224
            Berner Kantonalbank                                                                   23,400            3,325,566
        *   Ciba Spezialitaetenchemie Holding AG                                                  81,000            5,862,257
            Cie Financiere Richemont AG Series A                                               1,251,000           38,073,212
            Clariant AG                                                                           19,200              298,870
        *   Credit Swisse Group                                                                  806,195           31,473,228
        *   Fischer (Georg) AG, Schaffhausen                                                       1,280              330,452
        #   Givaudan SA                                                                            5,792            3,828,374
            Helvetia Patria Holding                                                                7,696            1,072,659
            Holcim, Ltd.                                                                         199,770           11,440,948
            Jelmoli Holding AG                                                                       500              690,230
            Luzerner Kantonalbank AG                                                              14,627            2,681,791
            Pargesa Holding SA, Geneve                                                             1,935            6,538,318
            PSP Swiss Property AG                                                                109,600            4,681,675
            Rieters Holdings AG                                                                    7,860            2,284,323
            Sig Holding AG                                                                        44,130            9,945,721
        *   Sika Finanz AG, Baar                                                                   3,828            2,261,329
        #   St. Galler Kantonalbank                                                               14,319            3,512,490
        *   Swiss Life AG                                                                        132,137           17,356,050
            Swiss Reinsurance Co., Zurich                                                         82,700            5,524,052
        *   Syngenta AG                                                                          165,100           17,492,792
        #   Unaxis Holding AG                                                                     45,400            4,796,859
        *   Valiant Holding AG                                                                    39,295            3,566,334
            Valora Holding AG                                                                     12,170            2,949,565
        *   Zurich Financial SVCS AG                                                             152,206           23,419,596
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $148,683,401)                                                                                          214,680,314
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                8,116               90,582
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $148,683,401)                                                                                          214,770,896
                                                                                                           ------------------

   AUSTRALIA -- (6.4%)
   COMMON STOCKS -- (6.2%)
            Amcor, Ltd.                                                                          862,273            4,942,349
            AMP, Ltd.                                                                          1,026,661            5,453,050
        #   Ansell, Ltd.                                                                         303,463            2,151,028
            APN News & Media, Ltd.                                                               495,309            1,910,807
            Australand Property Group                                                            292,716              411,887
            AWB, Ltd.                                                                            356,256            1,309,632

            AXA Asia Pacific Holdings, Ltd.                                                    2,837,724            8,777,105
        #   Bluescope Steel, Ltd.                                                              1,252,100            8,134,416
            Boral, Ltd.                                                                          919,617            4,895,282
            Caltex Australia, Ltd.                                                               440,369            3,121,553
            Commonwealth Bank of Australia                                                     1,251,077           30,387,664
            CSR, Ltd.                                                                          1,514,337            3,010,727
            Downer Group, Ltd.                                                                   223,115              772,283
            Futuris Corp., Ltd.                                                                  458,719              748,533
            Insurance Australiz Group, Ltd.                                                    1,466,691            6,613,074
            Lend Lease Corp., Ltd.                                                               568,460            5,344,330
            Lion Nathan, Ltd.                                                                    871,345            5,354,657
            Mayne Group, Ltd.                                                                  1,301,416            4,286,592
        #   Mirvac, Ltd.                                                                       1,185,081            4,330,046
            National Australia Bank, Ltd.                                                      1,252,892           27,239,746
            Onesteel, Ltd.                                                                       446,887              852,312
            Orica, Ltd.                                                                          358,303            5,418,336
            Origin Energy, Ltd.                                                                  694,412            3,776,075
            Paperlinx, Ltd.                                                                      727,704            2,614,992
            Publishing and Broadcasting, Ltd.                                                    405,482            4,895,936
            Quantas Airways, Ltd.                                                              3,393,231            9,378,667
            Rinker Group, Ltd.                                                                 1,155,484            8,572,213
            Santos, Ltd.                                                                         953,246            6,529,804
        #   Seven Network, Ltd.                                                                  383,865            1,866,988
        *   Southcorp, Ltd.                                                                    1,146,542            3,232,560
            Stockland Trust Group                                                                 22,084              100,390
        *   Stockland Trust Group                                                                    783                3,548
            WMC Resources, Ltd.                                                                1,821,249           10,096,940
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $123,337,406)                                                                                          186,533,522
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Australian Dollar                                                                                       6,012,695
                                                                                                           ------------------
   (Cost $6,108,819)
   TOTAL -- AUSTRALIA
     (Cost $129,446,225)                                                                                          192,546,217
                                                                                                           ------------------

   SPAIN -- (4.9%)
   COMMON STOCKS -- (4.9%)
        #   Acerinox SA                                                                          261,360            3,836,009
            Arcelor SA                                                                            30,000              662,119
            Autopistas Concesionaria Espanola SA                                                 496,408           10,306,237
            Banco de Andalucia                                                                       900               84,421
            Banco de Sabadell SA                                                                 154,021            3,458,030
        #   Banco Pastor SA                                                                       59,400            1,939,044
        #   Banco Santander Central Hispanoamerica SA                                          2,754,687           33,045,586
            Cementos Portland SA                                                                  21,016            1,175,481
            Corporacion Mapfre Compania Internacional de Reaseguros SA                           146,555            2,057,465
            Ebro Puleva SA                                                                       120,322            1,549,160
            Endesa SA, Madrid                                                                  1,136,646           24,487,412
            Gas Natural SA, Buenos Aires                                                         121,385            3,474,711
        #   Iberdrola SA                                                                         535,000           12,597,452

            Iberia Lineas Aereas de Espana SA                                                    617,500            2,013,474
            Inmobiliaria Colonial SA ICSA                                                         32,300            1,243,490
        #   Inmobiliaria Urbis SA                                                                 96,328            1,325,041
        #   Metrovacesa SA                                                                        69,066            3,290,079
            Repsol SA                                                                          1,289,224           31,413,737
            Sociedad General de Aguas de Barcelona SA                                            119,484            2,236,550
        #   Sol Melia SA                                                                         157,217            1,474,608
            Union Fenosa SA                                                                      230,000            5,925,764
            Vallehermoso SA                                                                       46,125              705,967
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $99,497,069)                                                                                           148,301,837
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                            119,484               22,232
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $99,497,069)                                                                                           148,324,069
                                                                                                           ------------------

   NETHERLANDS -- (4.2%)
   COMMON STOCKS -- (4.2%)
            ABN AMRO Holding NV                                                                   48,226            1,184,128
            Aegon NV                                                                           1,335,528           16,512,414
            Buhrmann NV                                                                           94,439              843,671
            DSM NV                                                                                99,492            5,992,654
            Hunter Douglas NV                                                                     94,242            4,750,608
            IHC Caland NV                                                                         21,931            1,341,229
            ING Groep NV                                                                       1,856,950           50,968,074
        *   Koninklijke Ahold NV                                                                 713,522            5,243,102
            Koninklijke KPN NV                                                                   778,922            6,757,700
            Koninklijke Nedlloyd NV                                                               12,142              616,114
            Koninklijke Philips Electronics NV                                                   780,482           20,113,730
            NV Holdingsmij de Telegraaf                                                            6,800              161,860
            Oce NV                                                                                60,734              907,927
        *   Versatel Telecom International NV                                                    323,150              858,891
            VNU NV                                                                               380,388           11,476,796
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $89,713,830)                                                                                           127,728,898
                                                                                                           ------------------

   SWEDEN -- (3.7%)
   COMMON STOCKS -- (3.6%)
      # *   Ainax AB                                                                              40,366            1,601,623
            Carbo AB                                                                               2,900               79,805
            Castellum AB                                                                           4,100              142,427
            Electrolux AB Series B                                                               168,300            3,703,241
            Gambro AB Series A                                                                   555,400            7,197,790
            Gambro AB Series B                                                                   216,300            2,715,309
            Holmen AB Series A                                                                     6,300              233,677
            Holmen AB Series B                                                                   155,700            5,437,892

            NCC AB Series B                                                                       59,700              753,603
            Nordic Baltic Holdings AB                                                          1,843,100           18,092,336
            Skandinaviska Enskilda Banken Series A                                               196,000            3,730,512
            Skandinaviska Enskilda Banken Series C                                                 9,800              181,344
            SSAB Swedish Steel Series A                                                          180,800            4,361,398
            SSAB Swedish Steel Series B                                                           60,500            1,433,272
            Svenska Cellulosa AB Series A                                                         19,000              794,428
            Svenska Cellulosa AB Series B                                                        221,100            9,214,003
            Svenska Kullagerfabriken AB Series A                                                  22,650              965,142
            Svenska Kullagerfabriken AB Series B                                                  29,700            1,262,280
            Telia AB                                                                           1,875,000           11,425,027
            Trelleborg AB Series B                                                               160,600            2,658,989
            Volvo AB Series A                                                                    243,200            9,574,994
            Volvo AB Series B                                                                    443,400           18,072,158
            Whilborg Fastigheter AB Class B                                                      173,980            3,457,233
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $70,971,563)                                                                                           107,088,483
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Swedish Krona                                                                                           3,698,511
                                                                                                           ------------------
   (Cost $3,705,806)
   TOTAL -- SWEDEN
     (Cost $74,677,369)                                                                                           110,786,994
                                                                                                           ------------------

   HONG KONG -- (3.2%)
   COMMON STOCKS -- (3.2%)
            Cheung Kong Holdings, Ltd.                                                         1,648,000           15,846,285
            China Overseas Land & Investment, Ltd.                                             1,864,000              442,873
            China Travel International Investment, Ltd.                                          680,000              205,117
            Great Eagle Holdings, Ltd.                                                           175,987              418,358
            Hang Lung Development Co., Ltd.                                                    2,518,000            4,721,136
            Henderson Land Development Co., Ltd.                                                 123,000              638,612
            Hong Kong and Shanghai Hotels, Ltd.                                                  372,000              348,818
            Hopewell Holdings, Ltd.                                                            1,455,000            3,771,769
            Hutchison Whampoa, Ltd.                                                            2,319,000           20,660,149
            Hysan Development Co., Ltd.                                                        2,157,039            4,377,561
            Kerry Properties, Ltd.                                                             2,312,291            4,951,737
            New Asia Realty & Trust Co., Ltd.                                                    140,000               66,640
            New World Development Co., Ltd.                                                    2,625,649            2,946,084
        #   Shanghai Industrial Holdings, Ltd.                                                 1,094,000            2,203,508
        #   Shangri-La Asia, Ltd.                                                              4,190,734            5,359,848
        #   Shun Tak Holdings, Ltd.                                                              134,000              135,857
        #   Sino Land Co., Ltd.                                                                8,041,407            7,689,791
            Tsim Sha Tsui Properties, Ltd.                                                       472,000              661,501
            Wharf Holdings, Ltd.                                                               3,619,214           12,871,190
            Wheelock and Co., Ltd.                                                             3,940,000            6,508,047
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,052,663)                                                                                            94,824,881
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                         203,239
                                                                                                           ------------------
   (Cost $203,299)

   RIGHTS/WARRANTS -- (0.0%)
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        136,000               13,292
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $77,255,962)                                                                                            95,041,412
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   Alitalia Linee Aeree Italiane SpA Series A                                         6,690,000            2,295,497
        *   Banca Antoniana Popolare Veneta SpA                                                   83,000            1,985,205
            Banca Monte Dei Paschi di Siena SpA                                                1,623,479            5,306,690
      # *   Banca Nazionale del Lavoro SpA                                                     2,230,687            5,457,494
        #   Banca Popolare di Lodi Scarl                                                         437,995            4,889,598
            Banca Popolare di Milano                                                             665,400            5,414,145
            Benetton Group SpA                                                                   181,249            2,179,239
        #   Buzzi Unicem SpA                                                                      67,793              950,378
            Caltagirone Editore SpA                                                              222,304            1,889,830
            Capitalia SpA                                                                      2,910,876           11,419,773
            CIR SpA (Cie Industriale Riunite), Torino                                            500,000            1,253,920
        #   Compagnia Assicuratrice Unipol SpA                                                   452,120            2,000,977
      # *   Edison SpA                                                                         1,390,717            2,856,235
            Erg SpA                                                                              197,993            2,203,693
      # *   Fiat SpA                                                                           1,054,970            7,814,046
            Italcementi SpA                                                                      444,060            6,715,735
            Italmobiliare SpA, Milano                                                             33,664            1,949,937
            Manifattura Lane Gaetano Marzotto & Figli SpA                                          5,573               99,295
            Milano Assicurazioni SpA                                                             182,000              917,096
            Pirelli & Co. SpA                                                                  1,486,658            1,891,787
        #   SAI SpA (Sta Assicuratrice Industriale), Torino                                      167,605            4,076,989
            San Paolo-IMI SpA                                                                    121,701            1,670,468
            Societe Cattolica di Assicurazoni Scarl SpA                                            8,800              387,448
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,926,723)                                                                                            75,625,475
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Fiat SpA Warrants 01/31/07                                                            51,693                8,224
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ITALY
     (Cost $69,926,723)                                                                                            75,633,699
                                                                                                           ------------------

   IRELAND -- (1.6%)
   COMMON STOCKS -- (1.6%)
            Allied Irish Banks P.L.C.                                                            144,188            2,798,692
            Bank of Ireland P.L.C.                                                                99,637            1,518,985
            CRH P.L.C.                                                                           545,646           13,761,010
        *   Elan Corp. P.L.C.                                                                    690,634           17,993,169

            Irish Permanent P.L.C.                                                               650,175           11,241,742
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $26,709,697)                                                                                            47,313,598
                                                                                                           ------------------

   FINLAND -- (1.5%)
   COMMON STOCKS -- (1.5%)
            Huhtamaki Van Leer Oyj                                                                 2,300               33,653
      # *   Kemira GrowHow Oyj                                                                    21,542              157,467
            Kemira Oyj                                                                           101,377            1,403,187
            Kesko Oyj                                                                            157,000            3,651,209
            Metso Oyj                                                                            219,166            3,509,431
            M-real Oyj Series B                                                                  253,400            1,651,678
            Okobank Class A                                                                       65,000              903,664
            Outokumpu Oyj Series A                                                               351,300            6,533,481
            Rautaruukki Oyj Series K                                                              12,900              155,654
            Stora Enso Oyj Series R                                                              766,900           12,227,695
            Upm-Kymmene Oyj                                                                      539,400           12,165,996
        #   Wartsila Corp. Oyj Series B                                                           39,600            1,374,564
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $31,526,494)                                                                                            43,767,679
                                                                                                           ------------------

   BELGIUM -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Ackermans & Van Haaren SA                                                              4,187              142,184
            Algemene Mij Voor Nijverheidskredit Almanij                                           94,286            8,460,761
            Banque Nationale de Belgique                                                           1,049            4,441,149
            Bekaert SA                                                                             2,787              218,038
            Cofinimmo SA                                                                           1,108              177,423
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                109,966            8,509,068
            Dexia SA                                                                             191,251            4,080,385
            D'Ieteren SA                                                                             431               81,571
            Groupe Bruxelles Lambert                                                              55,500            4,336,610
        *   ING Bank Belgium NV                                                                      128                    4
            Nationale a Portefeuille                                                               4,029              763,223
            Sofina SA                                                                             10,500              694,874
            Suez (ex Suez Lyonnaise des Eaux)                                                     95,400            2,239,088
            Tessenderlo Chemie                                                                    31,155            1,298,467
            Union Miniere SA                                                                      70,740            6,405,311
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,690,265)                                                                                            41,848,156
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Umicore-Strip VVPR Rights                                                              2,009                  265
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $26,690,265)                                                                                            41,848,421
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   DENMARK -- (1.2%)
   COMMON STOCKS -- (1.2%)
            Carlsberg A.S. Series B                                                               32,525            1,517,604
            Codan A.S.                                                                            57,000            2,919,597
            Danisco A.S.                                                                          56,130            3,423,707
            Danske Bank A.S.                                                                     395,753           11,832,330
      # *   Jyske Bank A.S.                                                                       82,000            2,945,370
            Nordea AB                                                                            475,918            4,667,916
            Rockwool, Ltd.                                                                        31,200            1,502,307
            Sydbank A.S.                                                                           7,120            1,351,873
            Tele Danmark A.S.                                                                    179,750            7,369,301
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,184,424)                                                                                            37,530,005
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                  527
                                                                                                           ------------------
   (Cost $506)
   TOTAL -- DENMARK
     (Cost $23,184,930)                                                                                            37,530,532
                                                                                                           ------------------

   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
            DBS Group Holdings, Ltd.                                                             672,000            6,477,280
            Fraser & Neave, Ltd.                                                                 756,290            6,733,037
            Keppel Corp., Ltd.                                                                   570,000            2,797,082
        #   Neptune Orient Lines, Ltd.                                                           801,000            1,440,753
            Overseas Chinese Banking Corp., Ltd.                                                  94,000              768,699
            Sembcorp Industries, Ltd.                                                          1,700,000            1,505,050
            Singapore Airlines, Ltd.                                                           1,258,000            8,361,262
            Singapore Land, Ltd.                                                                 813,000            2,221,984
            United Overseas Bank, Ltd.                                                            66,000              547,881
            United Overseas Land, Ltd.                                                         1,734,000            2,458,662
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,461,854)                                                                                            33,311,690
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                       1,127,329
                                                                                                           ------------------
   (Cost $1,126,620)
   TOTAL -- SINGAPORE
     (Cost $27,588,474)                                                                                            34,439,019
                                                                                                           ------------------

   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
            Den Norske Bank ASA Series A                                                         759,794            7,170,633
            Norsk Hydro ASA                                                                      200,940           16,466,917
            Norske Skogindustrier ASA Series A                                                   247,500            5,265,472

            Storebrand ASA                                                                       355,300            3,163,737
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,217,193)                                                                                            32,066,759
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                           524,680
                                                                                                           ------------------
   (Cost $525,947)
   TOTAL -- NORWAY
     (Cost $23,743,140)                                                                                            32,591,439
                                                                                                           ------------------

   AUSTRIA -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Bank Austria Creditanstalt AG                                                         45,184            3,847,276
            Bohler Uddeholm AG                                                                     6,402              758,788
            OMV AG                                                                                11,385            3,007,395
        #   Voestalpine AG                                                                        62,211            4,450,174
            Wienerberger AG                                                                       16,123              717,244
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $7,462,154)                                                                                             12,780,877
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                       1,428,405            3,572,420
            Banco Espirito Santo e Comercial de Lisboa                                            86,280            1,526,668
            BPI SGPS SA                                                                          477,999            1,946,299
        #   Cimpor Cimentos de Portugal SA                                                       503,265            2,792,308
            Portucel-Empresa Produtora de Pasta de Papel SA                                    1,442,478            2,938,854
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $10,531,651)                                                                                            12,776,549
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Agricultural Bank of Greece S.A.                                                     123,600            1,011,961
            Alpha Credit Bank                                                                     35,040            1,100,861
            Bank of Greece                                                                         8,520            1,077,870
            Bank of Piraeus S.A.                                                                   4,600               72,272
            Commercial Bank of Greece                                                             44,760            1,364,782
            EFG Eurobank Ergasias S.A.                                                            60,097            1,751,263
            Hellenic Petroleum S.A.                                                              159,140            1,666,698
            Hellenic Tellecommunication Organization Co. S.A.                                    140,460            2,309,191
            National Bank of Greece                                                               20,176              622,832
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $7,215,408)                                                                                             10,977,730
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  99,828              555,368
            Carter Holt Harvey, Ltd.                                                           1,955,577            3,108,333
            Fletcher Building, Ltd.                                                              440,315            1,942,870
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,198,478)                                                                                              5,606,571
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                        624,922
                                                                                                           ------------------
   (Cost $624,200)
   TOTAL -- NEW ZEALAND
     (Cost $4,822,678)                                                                                              6,231,493
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.2%)
   INVESTMENT IN CURRENCY -- (0.2%)
        *   Euro Currency                                                                                           5,870,958
                                                                                                           ------------------
   (Cost $5,800,001)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (7.1%)
            Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
              (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from
              05/15/05 to 02/15/16, valued at $183,600,001) to be repurchased at
              $180,009,800 (Cost $180,000,000) ^                                                 180,000          180,000,000
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07, valued at
              $33,384,773) to be repurchased at $32,928,720 (Cost $32,927,000)                    32,927           32,927,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $212,927,000)                                                                                          212,927,000
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
  (Cost $2,345,081,600)++                                                                                  $    3,014,120,993
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $166,414 of securities on loan)                                             $       3,014,121
Cash                                                                                                                       15
Receivables:
 Investment Securities Sold                                                                                            39,221
 Dividends and Interest                                                                                                 5,868
 Fund Shares Sold                                                                                                       4,249
 Securities Lending                                                                                                        82
Prepaid Expenses and Other Assets                                                                                           1
                                                                                                            -----------------
   Total Assets                                                                                                     3,063,557
                                                                                                            -----------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                                                                     180,000
 Investment Securities Purchased                                                                                       78,844
 Fund Shares Redeemed                                                                                                      19
 Due to Advisor                                                                                                           450
Accrued Expenses and Other Liabilities                                                                                    201
                                                                                                            -----------------
   Total Liabilities                                                                                                  259,514
                                                                                                            -----------------
NET ASSETS                                                                                                  $       2,804,043
                                                                                                            =================
SHARES OUTSTANDING, $.01 PAR VALUE
 (Unlimited Number of Shares Authorized)                                                                          174,867,617
                                                                                                            =================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                    $           16.04
                                                                                                            =================
Investments at Cost                                                                                         $       2,345,082
                                                                                                            =================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                                             $       2,017,396
Accumulated Net Investment Income (Loss)                                                                               18,196
Accumulated Net Realized Gain (Loss)                                                                                   99,382
Accumulated Net Realized Gain (Loss) on Futures                                                                          (332)
Unrealized Appreciation (Depreciation) from Investment Securities and
 Foreign Currency Transactions                                                                                        669,039
Unrealized Net Foreign Exchange Gain (Loss)                                                                               362
                                                                                                            -----------------
   Total Net Assets                                                                                         $       2,804,043
                                                                                                            =================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,119)                                                       $          52,733
  Interest                                                                                                                318
  Income from Securities Lending                                                                                        2,413
                                                                                                            -----------------
       Total Investment Income                                                                                         55,464
                                                                                                            -----------------

EXPENSES
  Investment Advisory Services                                                                                          4,209
  Accounting & Transfer Agent Fees                                                                                      1,022
  Custodian Fees                                                                                                          570
  Legal Fees                                                                                                               20
  Audit Fees                                                                                                               28
  Shareholders' Reports                                                                                                    14
  Trustees' Fees and Expenses                                                                                               9
  Other                                                                                                                    67
                                                                                                            -----------------
       Total Expenses                                                                                                   5,939
                                                                                                            -----------------
  NET INVESTMENT INCOME (LOSS)                                                                                         49,525
                                                                                                            -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold                                                              115,062
  Net Realized Gain (Loss) on Foreign Currency Transactions                                                              (332)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                                                        436,284
    Translation of Foreign Currency Denominated Amounts                                                                   162
                                                                                                            -----------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                                       551,176
                                                                                                            -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                             $         600,701
                                                                                                            =================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              YEAR                YEAR
                                                                                              ENDED               ENDED
                                                                                             NOV. 30,            NOV. 30,
                                                                                              2004                 2003
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                          $          49,525   $          31,730
  Net Realized Gain (Loss) on Investment Securities Sold                                          115,062              (3,540)
  Net Realized Gain (Loss) on Foreign Currency Transactions                                          (332)                205
  Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                                   436,284             379,196
     Translation of Foreign Currency Denominated Amounts                                              162                 114
                                                                                        -----------------   -----------------
         Net Increase (Decrease) in Net Assets Resulting from
         Operations                                                                               600,701             407,705
                                                                                        -----------------   -----------------

Distributions From:
  Net Investment Income                                                                           (44,310)            (30,082)
  Net Long-Term Gains                                                                                  --              (1,177)
                                                                                        -----------------   -----------------
         Total Distributions                                                                      (44,310)            (31,259)
                                                                                        -----------------   -----------------

Capital Share Transactions (1):
  Shares Issued                                                                                   728,312             542,740
  Shares Issued in Lieu of Cash Distributions                                                      42,852              31,258
  Shares Redeemed                                                                                (128,290)           (471,133)
                                                                                        -----------------   -----------------
         Net Increase (Decrease) from Capital Share Transactions                                  642,874             102,865
                                                                                        -----------------   -----------------
         Total Increase (Decrease)                                                              1,199,265             479,311

NET ASSETS
  Beginning of Period                                                                           1,604,778           1,125,467
                                                                                        -----------------   -----------------
  End of Period                                                                         $       2,804,043   $       1,604,778
                                                                                        =================   =================

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                                 51,724              53,795
     Shares Issued in Lieu of Cash Distributions                                                    3,072               2,986
     Shares Redeemed                                                                               (9,358)            (47,941)
                                                                                        -----------------   -----------------
                                                                                                   45,438               8,840
                                                                                        =================   =================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               YEAR             YEAR            YEAR            YEAR           YEAR
                                               ENDED            ENDED           ENDED           ENDED          ENDED
                                              NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                2004             2003            2002            2001           2000
                                           -------------   -------------   -------------   -------------   -------------
Net Asset Value, Beginning of Period       $       12.40   $        9.33   $       10.15   $       12.07   $       13.18
                                           -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                      0.33            0.27            0.24            0.27            0.27
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                       3.61            3.06           (0.78)          (1.49)          (0.31)
                                           -------------   -------------   -------------   -------------   -------------
    Total from Investment
      Operations                                    3.94            3.33           (0.54)          (1.22)          (0.04)
                                           -------------   -------------   -------------   -------------   -------------

LESS DISTRIBUTIONS
  Net Investment Income                            (0.30)          (0.25)          (0.25)          (0.27)          (0.26)
  Net Realized Gains                                  --           (0.01)          (0.03)          (0.43)          (0.81)
                                           -------------   -------------   -------------   -------------   -------------
    Total Distributions                            (0.30)          (0.26)          (0.28)          (0.70)          (1.07)
                                           -------------   -------------   -------------   -------------   -------------

Net Asset Value, End of Period             $       16.04   $       12.40   $        9.33   $       10.15   $       12.07
                                           =============   =============   =============   =============   =============

Total Return                                       32.15%          36.24%          (5.53)%        (10.75)%         (0.51)%

Net Assets, End of Period
  (thousands)                              $   2,804,043   $   1,604,778   $   1,125,467   $   1,208,100   $   1,553,481
Ratio of Expenses to Average
  Net Assets                                        0.28%           0.30%           0.30%           0.29%           0.29%
Ratio of Net Investment Income to
  Average Net Assets                                2.35%           2.61%           2.36%           2.32%           2.13%
Portfolio Turnover Rate                               15%             14%             18%              6%              9%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S.dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $33,960.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                        $     966,299
          Sales                                                  308,148

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E.  FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on the sale of securities deemed to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                         INCREASE              INCREASE
                        (DECREASE)            (DECREASE)
                        ACCUMULATED          UNDISTRIBUTED
                       NET REALIZED         NET INVESTMENT
                      GAINS (LOSSES)            INCOME
                      --------------        --------------
                       $  (11,672)            $  11,672

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                             ORDINARY
                            INCOME AND
                            SHORT-TERM       LONG-TERM
                           CAPITAL GAINS   CAPITAL GAINS       TOTAL
                           -------------   -------------   -------------
     2004                  $      44,310              --   $      44,310
     2003                         30,082   $       1,177          31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                         TOTAL NET
                                                        DISTRIBUTABLE
                  UNDISTRIBUTED      UNDISTRIBUTED        EARNINGS
                  NET INVESTMENT       LONG-TERM        (ACCUMULATED
                      INCOME         CAPITAL GAINS         LOSSES)
                  --------------    ---------------     -------------
                  $       22,727    $       104,819     $     127,546

     During the year ended November 30, 2004, the Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $3,507,000.

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

                                                                       NET
                                                                    UNREALIZED
            FEDERAL          UNREALIZED         UNREALIZED         APPRECIATION/
           TAX COST         APPRECIATION       DEPRECIATION       (DEPRECIATION)
         -----------        ------------       ------------       --------------
         $ 2,355,353          $ 738,191         $ (79,423)           $ 658,768

F.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Series under the line of credit for the year ended November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

G.  SECURITIES LENDING:

     As of November 30, 2004, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. The portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

H.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE DFA INTERNATIONAL VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

      Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

      Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

      The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

      Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

      The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

 NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
   WITH THE FUND              TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                  LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993     75 portfolios in 4        Leo Melamed Professor of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1983     investment companies      Graduate School of Business, University
and DEM.                      DIG - since 1993                                  of Chicago.
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of     DFAITC - since 1993     75 portfolios in 4        Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.          DFAIDG - since 1986     investment companies      Professor of Economics, Graduate School of
Trustee of DFAITC.            DIG - since 1993 DEM                              Business, University of Chicago. Senior
1101 E. 58th Street           - since 1993                                      Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                               strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                          President, Cardean University (division of
                                                                                UNext.com). Member of the Boards of Milwaukee
                                                                                Mutual Insurance Company and UNext.com.
                                                                                Formerly, Trustee, First Prairie Funds
                                                                                (registered investment company). Trustee,
                                                                                Harbor Fund (registered investment company)
                                                                                (13 Portfolios).

 NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
   WITH THE FUND              TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                  LENGTH OF SERVICE         OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993     75 portfolios in 4        Professor in Practice of Finance, Yale School
Director of DFAIDG,DIG and    DFAIDG - since 1981     investment companies      of Management. Director, BIRR Portfolio
DEM.                          DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
Trustee of DFAITC.            DEM - since 1993                                  Ibbotson Associates, Inc., Chicago, IL
Yale School of Management                                                       (software, data, publishing and consulting).
P.O. Box 208200                                                                 Partner, Zebra Capital Management, LLC (hedge
New Haven, CT 06520-8200                                                        fund manager). Formerly, Director, Hospital
Date of Birth: 5/27/43                                                          Fund, Inc. (investment management services).

Robert C. Merton              DFA ITC - since 2003    75 portfolios in 4        John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003    investment companies      Graduate School of Business Administration,
and DEM.                      DFA DIG - since 2003                              Harvard University (since 1998). George
Trustee of DFAITC.            DEM - since 2003                                  Fisher Baker Professor of Business
Harvard Business School                                                         Administration, Graduate School of Business
397 Morgan Hall                                                                 Administration, Harvard University
Soldiers Field                                                                  (1988-1998), Co-founder, Chief Science
Boston, MA 02163                                                                Officer, Integrated Finance Limited (since
Date of Birth: 7/31/44                                                          2002). Director, MF Risk, Inc. (risk
                                                                                managemetnt software) (since 2001). Director,
                                                                                Peninsula Banking Group (bank) (since 2003).
                                                                                Director, Community First Financial Group
                                                                                (bank holding company) (since 2003).
                                                                                Formerly, Co-Founder and Principal, Long-Term
                                                                                Capital Management. Director, Vical
                                                                                Incorporated (biopharamceutical product
                                                                                development).

Myron S. Scholes              DFAITC - since 1993     75 portfolios in 4        Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies      Stanford University. Managing Partner, Oak
and DEM.                      DIG - since 1993                                  Hill Capital Management (private equity
Trustee of DFAITC.            DEMC - since 1993                                 firm). Chairman, Oak Hill Platinum Partners
Oak Hill Capital                                                                (hedge fund). Director, Chicago Mercantile
Management, Inc.                                                                Exchange. Consultant, Arbor Investors.
2775 Sand Hill Rd.                                                              Formerly, Director, Smith Breeden Family of
Suite 220                                                                       Funds. Director, American Century Fund
Menlo Park, CA 94025                                                            Complex (registered investment companies) (38
Date of Birth: 7/01/41                                                          Portfolios); and Director, Chicago Mercantile
                                                                                Exchange Holdings Inc..

Abbie J. Smith                DFAITC - since 2000     75 portfolios in 4        Boris and Irene Stern Professor of
Director of DFAIDG, DIG       DFAIDG - since 2000     investment companies      Accounting, Graduate School of Business,
and DEM.                      DIG - since 2000                                  University of Chicago, Formerly, Marvin Bower
Trustee of DFAITC.            DEM - since 2000                                  Fellow, Harvard Business School (9/01 to
Graduate School of Business                                                     8/02). Director, HON Industries Inc. (office
University of Chicago                                                           furniture) and Director, Ryder System Inc.
1101 East 58th Street,                                                          (transportation).
Chicago, IL 60637
Date of Birth: 4/30/53

                                           INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993     75 portfolios in 4        Chairman, Director, Chief Executive Officer,
Chairman, Director,           DFAIDG - since 1981     investment companies      Chief Investment Officer and President of
Chief Executive Officer,      DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA
Chief Investment Officer and  DEM - since 1993                                  Securities Inc., DFAIDG, DIG and DEM.
President of DFAIDG, DIG                                                        Chairman, Trustee, Chief Executive Officer,
and DEM. Chairman,                                                              Chief Investment Officer and President of
Trustee, Chief Executive                                                        DFAITC. Director of Dimensional Fund Advisors
Officer, Chief Investment                                                       Ltd. and formerly Chief Investment Officer.
Officer and President of                                                        Director, Chief Investment Officer and
DFAITC.                                                                         President of DFA Australia Ltd. Formerly,
1299 Ocean Avenue                                                               Director of Dimensional Funds PLC. Chairman,
Santa Monica, CA 90401                                                          Director, Chief Executive Officer and Chief
Date of Birth: 12/02/46                                                         Investment Officer of Dimensional Fund
                                                                                Advisors Canada Inc. (All Chief Investment
                                                                                Officer positions held starting 1/1/2003
                                                                                except for Dimensional Fund Advisors Canada
                                                                                Inc., which was from 6/17/2003.)

                                                                                Limited Partner, Oak Hill Partners. Director,
                                                                                University of Chicago Business School.
                                                                                Formerly, Director, SA Funds (registered
                                                                                investment company). Formerly Director,
                                                                                Assante Corporation (investment management)
                                                                                (until 2002).

 NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
   WITH THE FUND              TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                  LENGTH OF SERVICE          OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993     75 portfolios in 4        Chairman and Director (and prior to
Chairman and Director of      DFAIDG - since 1981     investment companies      1/1/2003, Chief Investment Officer) of
DFAIDG, DIG and DEM.          DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA
Trustee and Chairman of       DEM - since 1993                                  Securities Inc., DFAIDG, DIG and DEM.
DFAITC.                                                                         Chairman, Trustee (and prior to 1/1/2003,
1299 Ocean Avenue                                                               Chief Investment Officer) of DFAITC. Director
Santa Monica, CA 90401                                                          and formerly President of Dimensional Fund
Date of Birth: 9/07/44                                                          Advisors Ltd. Director (and prior to
                                                                                1/1/2003, Chief Investment Officer) of DFA
                                                                                Australia Ltd. Director of Dimensional Funds
                                                                                PLC and Dimensional Fund Advisors Canada Inc.

                                                                                Trustee, St. Louis University. Life Trustee
                                                                                and Member of Investment Committee, DePaul
                                                                                University. Director, The German St. Vincent
                                                                                Orphan Home. Member of Investment Committee,
                                                                                Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment CompaSny Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS

Arthur H. Barlow                       Since 1993     Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 11/7/55                                Dimensional Fund Advisors Ltd.

Valerie A. Brown                       Since 2001     Vice President and Assistant Secretary of all the
Vice President and Assistant                          DFA Entities, DFA Australia Limited, Dimensional
Secretary                                             Fund Advisors Ltd., and since June 2003,
Date of Birth: 1/24/67                                Dimensional Fund Advisors Canada Inc. Prior to
                                                      April 2001, legal counsel for Dimensional (since
                                                      March 2000). Associate, Jones, Day, Reavis & Pogue
                                                      from October 1991 to February 2000.

Stephen A. Clark                       Since 2004     Vice President of all the DFA Entities. April 2001
Vice President                                        to April 2004, Portfolio Manager of Dimensional.
Date of Birth: 8/20/72                                Formerly, Graduate Student at the University of
                                                      Chicago (Septempter 2000 to March 2001); and
                                                      Associate of US Bancorp Piper Jaffrey (September
                                                      1999 to Spetember 2000).

Truman A. Clark                        Since 1996     Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 4/8/41                                 Dimensional Fund Advisors Ltd.

Christopher S. Crossan                 Since 2004     Vice President of all the DFA Entities. Formerly,
Vice President                                        Senior Compliance Officer, INVESCO Institutional,
Date of Birth: 12/21/65                               Inc. and its affiliates (August 2000 to January
                                                      2004); Brach Chief, Investment Company and
                                                      Invesment Advisor Inspections, Securities and
                                                      Exchange Commission (April 1994 to August 2000).

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
James L. Davis                         Since 1999     Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 11/29/56                               Dimensional Fund Advisors Ltd. Formerly at Kansas
                                                      State University, Arthur Andersen & Co., and
                                                      Phillips Petroleum Co.

Robert T. Deere                        Since 1994     Vice President of all the DFA Entities and DFA
Vice President                                        Australia Limited. Formerly, Vice President of
Date of Birth: 10/8/57                                Dimensional Fund Advisors Ltd.

Robert W. Dintzner                     Since 2001     Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited. Prior to
Date of Birth: 3/18/70                                April 2001, marketing supervisor and marketing
                                                      coordinator for Dimensional.

Richard A. Eustice                     Since 1998     Vice President and Assistant Secretary of all the
Vice President and Assistant                          DFA Entities and DFA Australia Limited. Formerly,
Secretary                                             Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                    Since 1993     Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 1/21/61                                Dimensional Fund Advisors Ltd.

Robert M. Fezekas                      Since 2001     Vice President of all the DFA Entities. Prior to
Vice President                                        December 2001, Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                        Since 2004     Vice President of all DFA Entities. Prior to April
Vice President                                        2004, institutional client service representative
Date of Birth: 8/2/68                                 of Dimensional.

Gretchen A. Flicker                    Since 2004     Vice President of all DFA Entities. Prior to April
Vice President                                        2004, institutional client service representative
Date of Birth: 6/9/71                                 of Dimensional.

Glenn S. Freed                         Since 2001     Vice President of all the DFA Entities. Formerly,
Vice President                                        Professor and Associate Dean of the Leventhal
Date of Birth: 11/24/61                               School of Accounting (September 1998 to August
                                                      2001) and Academic Director Master of Business
                                                      Taxation Program (June 1996 to August 2001) at the
                                                      University of Southern California Marshall School
                                                      of Business.

Henry F. Gray                          Since 2000     Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited. Prior to
Date of Birth: 9/22/67                                July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                   Since 1997     Vice President, Controller and Assistant Treasurer
Vice President, Controller and                        of all the DFA Entities, DFA Australia Limited,
Assistant Treasurer                                   and Dimensional Fund Advisors Ltd. Formerly,
Date of Birth: 1/22/61                                Assistant Secretary of Dimensional Fund Advisors
                                                      Ltd..

Christine W. Ho                        Since 2004     Vice President of all DFA Entities. Prior to April
Vice President                                        2004, Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                           Since 2004     Vice President of all DFA Entities. Prior to April
Vice President                                        2004, counsel of Dimensional. Formerly, an
Date of Birth: 11/8/73                                Associate at Gibson, Dunn & Crutcher LLP
                                                      (September 1997 to August 2001).

Patrick Keating                        Since 2003     Vice President of all the DFA Entities and
Vice President                                        Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                               Director, President and Chief Executive Officer,
                                                      Assante Asset Management, Inc. (October 2000 to
                                                      December 2002); Director, Assante Capital
                                                      Management (October 2000 to December 2002);
                                                      President and Chief Executive Officer, Assante
                                                      Capital Management (October 2000 to April 2001);
                                                      Executive Vice President, Assante Corporation (May
                                                      2001 to December 2002); Director, Assante Asset
                                                      Management Ltd. (September 1997 to December 2002);
                                                      President and Chief Executive Officer, Assante
                                                      Asset Management Ltd. (September 1998 to May
                                                      2001); Executive Vice President, Loring Ward
                                                      (financial services company) (January 1996 to
                                                      September 1998).

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                     Since 2004     Vice President of all the DFA Entities. From April
Vice President                                        2001 to April 2004, Portfolio Manager for
Date of Birth: 11/7/71                                Dimensional. Formerly, a trader at Lincoln Capital
                                                      Fixed Income Management (formerly Lincoln Capital
                                                      Management Company).

Heather H. Mathews                     Since 2004     Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, Portfolio Manager for Dimensional Fund
Date of Birth: 12/12/69                               Advisors Inc. Formerly, Graduate Student at
                                                      Harvard University (August 1998 to June 2000).

David M. New                           Since 2003     Vice President of all the DFA Entities. Formerly,
Vice President                                        Client Service Manager of Dimensional. Formerly,
Date of Birth: 2/9/60                                 Director of Research, Wurts and Associates
                                                      (investment consulting firm) (December 2000 to
                                                      June 2002); and President, Kobe Investment
                                                      Research (August 1999 to November 2000).

Catherine L. Newell                 Vice President    Vice President and Secretary of all the DFA
Vice President and Secretary          since 1997      Entities. Vice President and Assistant Secretary
Date of Birth: 5/7/64               and Secretary     of DFA Australia Limited (since February 2002,
                                      since 2000      April 1997 and May 2002, respectively). Vice
                                                      President and Secretary of Dimensional Fund
                                                      Advisors Canada Inc. (since June 2003). Director,
                                                      Dimensional Funds plc (since January 2002).
                                                      Formerly, Assistant Secretary of all DFA Entities
                                                      and Dimensional Fund Advisors Ltd.

David A. Plecha                        Since 1993     Vice President of all the DFA Entities, DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors
Date of Birth: 10/26/61                               Ltd..

Edwardo A. Repetto                     Since 2002     Vice President of all the DFA Entities. Formerly,
Vice President                                        Research Associate for Dimensional (June 2000 to
Date of Birth: 1/28/67                                April 2002). Formerly, Research Scientist (August
                                                      1998 to June 2000), California Institute of
                                                      Technology.

Michael T. Scardina                    Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                       Treasurer of all the DFA Entities, DFA Australia
Officer and Treasurer                                 Limited and Dimensional Fund Advisors Ltd., and
Date of Birth: 10/12/55                               since June 2003, Dimensional Fund Advisors Canada
                                                      Inc. Director, Dimensional Fund Advisors Ltd.
                                                      (since February 2002) and Dimensional Funds, plc
                                                      (January 2002).

David E. Schneider                     Since 2001     Vice President of all the DFA Entities. Prior to
Vice President                                        2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                      Since 2001     Vice President of all the DFA Entities. Director
Vice President                                        of Dimensional Fund Advisors, Ltd. Vice President
Santa Monica, CA                                      of DFA Australia Limited. Formerly, Director of
Date of Birth: 8/24/54                                Dimensional Funds plc. Formerly, Managing
                                                      Principal, Payden & Rygel Investment Counsel
                                                      (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*          Since 1988     Executive Vice President of all the DFA Entities
Executive Vice President                              and DFA Australia Limited. Vice President
Santa Monica, CA                                      (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                Dimensional Fund Advisors Ltd. (since January
                                                      2003) and Dimensional Fund Advisor Canada Inc.
                                                      (since June 2003).

Grady M. Smith                         Since 2004     Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, Portfolio Manager of Dimensional.
Date of Birth: 5/26/56                                Formerly, Principal of William M. Mercer,
                                                      Incorporated (July 1995 to June 2001).

Carl G. Snyder                         Since 2000     Vice President of all the DFA Entities. Prior to
Vice President                                        July 2000, Portfolio Manager of Dimensional.
Santa Monica, CA                                      Formerly, Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                     Since 2004     Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 11/10/47                               representative of Dimensional.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                     Since 2004     Vice President of all the DFA Entities and
Vice President                                        Dimensional Fund Advisors Canada Inc. (since June
Date of Birth: 3/25/73                                2003). Prior to April 2002, Regional Director of
                                                      Dimensional. Formerly, Vice President and General
                                                      Manager of Assante Global Advisors (July 2000 to
                                                      April 2002); Vice President of Assante Asset
                                                      Management Inc. (March 2000 to July 2000); and
                                                      Private Client Manager at Loring Ward Investment
                                                      Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                        Since 1997     Vice President of all the DFA Entities, DFA
Vice President                                        Australia Limited, Dimensional Fund Advisors Ltd.,
Santa Monica, CA                                      and since June 2003, Dimensional Fund Advisors
Date of Birth: 3/10/66                                Canada Inc.

Carol W. Wardlaw                       Since 2004     Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 8/7/58                                 representative of Dimensional.

Weston J. Wellington                   Since 1997     Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                      Since 2001     Vice President of all the DFA Entities. Prior to
Vice President                                        2001, Director of Financial Advisors Services of
Santa Monica, CA                                      Dimensional. Director of Dimensional Fund Advisors
Date of Birth: 3/3/45                                 Ltd. (since October 2003) and President of
                                                      Dimensional Fund Advisors Canada Inc. (since June
                                                      2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

 *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                                  ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2004

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart                                                                1
    Management's Discussion and Analysis                                             2
    Disclosure of Fund Expenses                                                      4
    Statement of Assets and Liabilities                                              5
    Statement of Operations                                                          6
    Statements of Changes in Net Assets                                              7
    Financial Highlights                                                             8
    Notes to Financial Statements                                                    9
    Report of Independent Registered Certified Public Accounting Firm               12

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Performance Chart                                                               13
    Disclosure of Fund Expenses                                                     14
    Disclosure of Portfolio Holdings                                                15
    Schedule of Investments                                                         16
    Statement of Assets and Liabilities                                             22
    Statement of Operations                                                         23
    Statements of Changes in Net Assets                                             24
    Financial Highlights                                                            25
    Notes to Financial Statements                                                   26
    Report of Independent Registered Certified Public Accounting Firm               30

FUND MANAGEMENT                                                                     31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                         37

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.
                                PERFORMANCE CHART

DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI EAFE INDEX (NET DIVIDENDS)
AUGUST 14, 1997-NOVEMBER 30, 2004

[CHART]

GROWTH OF $10,000

                       DFA INTERNATIONAL VALUE PORTFOLIO IV    MSCI EAFE INDEX (NET DIVIDENDS)
Aug 14, 97                      $   10,000                             $   10,000
Aug 30, 97                      $    9,610                             $   10,000
Sep 30, 97                      $    9,970                             $   10,560
Oct 31, 97                      $    9,450                             $    9,749
Nov 30, 97                      $    9,060                             $    9,650
Dec 31, 97                      $    9,017                             $    9,734
Jan 31, 98                      $    9,564                             $   10,178
Feb 28, 98                      $   10,193                             $   10,832
Mar 31, 98                      $   10,649                             $   11,165
Apr 30, 98                      $   10,690                             $   11,254
May 31, 98                      $   10,791                             $   11,198
Jun 30, 98                      $   10,690                             $   11,284
Jul 31, 98                      $   10,812                             $   11,398
Aug 31, 98                      $    9,402                             $    9,985
Sep 30, 98                      $    8,895                             $    9,680
Oct 31, 98                      $    9,778                             $   10,688
Nov 30, 98                      $   10,214                             $   11,236
Dec 31, 98                      $   10,419                             $   11,680
Jan 31, 99                      $   10,212                             $   11,644
Feb 28, 99                      $    9,952                             $   11,367
Mar 31, 99                      $   10,574                             $   11,841
Apr 30, 99                      $   11,207                             $   12,321
May 31, 99                      $   10,636                             $   11,686
Jun 30, 99                      $   11,113                             $   12,142
Jul 31, 99                      $   11,517                             $   12,503
Aug 31, 99                      $   11,642                             $   12,549
Sep 30, 99                      $   11,684                             $   12,676
Oct 31, 99                      $   11,632                             $   13,145
Nov 30, 99                      $   11,601                             $   13,601
Dec 31, 99                      $   12,178                             $   14,822
Jan 31, 2000                    $   11,244                             $   13,881
Feb 29, 2000                    $   10,958                             $   14,254
Mar 31, 2000                    $   11,573                             $   14,808
Apr 30, 2000                    $   11,276                             $   14,029
May 31, 2000                    $   11,499                             $   13,686
Jun 30, 2000                    $   12,296                             $   14,221
Jul 31, 2000                    $   11,903                             $   13,626
Aug 31, 2000                    $   12,009                             $   13,744
Sep 30, 2000                    $   11,669                             $   13,075
Oct 31, 2000                    $   11,584                             $   12,766
Nov 30, 2000                    $   11,573                             $   12,288
Dec 31, 2000                    $   12,217                             $   12,724
Jan 31, 2001                    $   12,241                             $   12,717
Feb 28, 2001                    $   11,875                             $   11,764
Mar 31, 2001                    $   11,142                             $   10,979
Apr 30, 2001                    $   11,728                             $   11,742
May 31, 2001                    $   11,643                             $   11,327
Jun 30, 2001                    $   11,423                             $   10,864
Jul 31, 2001                    $   11,191                             $   10,666
Aug 31, 2001                    $   11,350                             $   10,397
Sep 30, 2001                    $    9,896                             $    9,343
Oct 31, 2001                    $    9,957                             $    9,583
Nov 30, 2001                    $   10,324                             $    9,936
Dec 31, 2001                    $   10,364                             $    9,995
Jan 31, 2002                    $   10,130                             $    9,464
Feb 28, 2002                    $   10,247                             $    9,530
Mar 31, 2002                    $   10,885                             $   10,046
Apr 30, 2002                    $   11,261                             $   10,112
May 31, 2002                    $   11,638                             $   10,241
Jun 30, 2002                    $   11,300                             $    9,833
Jul 31, 2002                    $   10,143                             $    8,863
Aug 31, 2002                    $   10,129                             $    8,842
Sep 30, 2002                    $    8,933                             $    7,893
Oct 31, 2002                    $    9,193                             $    8,316
Nov 30, 2002                    $    9,739                             $    8,694
Dec 31, 2002                    $    9,492                             $    8,402
Jan 31, 2003                    $    9,167                             $    8,051
Feb 28, 2003                    $    8,985                             $    7,867
Mar 31, 2003                    $    8,764                             $    7,713
Apr 30, 2003                    $    9,726                             $    8,470
May 31, 2003                    $   10,467                             $    8,983
Jun 30, 2003                    $   10,793                             $    9,200
Jul 31, 2003                    $   11,287                             $    9,423
Aug 31, 2003                    $   11,586                             $    9,650
Sep 30, 2003                    $   12,029                             $    9,947
Oct 31, 2003                    $   12,965                             $   10,567
Nov 30, 2003                    $   13,251                             $   10,802
Dec 31, 2003                    $   14,246                             $   11,646
Jan 31, 2004                    $   14,597                             $   11,811
Feb 29, 2004                    $   15,043                             $   12,083
Mar 31, 2004                    $   15,273                             $   12,151
Apr 30, 2004                    $   14,814                             $   11,877
May 31, 2004                    $   14,962                             $   11,916
Jun 30, 2004                    $   15,584                             $   12,178
Jul 31, 2004                    $   15,003                             $   11,782
Aug 31, 2004                    $   15,192                             $   11,834
Sep 30, 2004                    $   15,679                             $   12,144
Oct 31, 2004                    $   16,287                             $   12,558
Nov 30, 2004                    $   17,490                             $   13,416

AVERAGE ANNUAL            ONE          FIVE       FROM
TOTAL RETURN              YEAR        YEARS     8/14/1997
---------------------------------------------------------
                         31.99%        8.55%       7.96%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                           LOCAL
                                          CURRENCY          U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS              RETURN              RETURN
-----------------------------------   ---------------     ---------------
United Kingdom (net dividends)                  12.03%              24.51%
Japan (net dividends)                           10.69%              17.86%
France                                          12.62%              24.86%
Switzerland                                      5.03%              19.32%
Germany                                         11.22%              23.29%
Netherlands                                      6.65%              18.21%
Australia                                       28.04%              37.29%
Italy                                           17.28%              30.03%
Spain                                           23.45%              36.88%
Sweden                                          29.85%              45.79%

Gross returns unless otherwise noted.

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                           32.17%
Citigroup Extended Market Index EPAC (small companies)              30.10%
MSCI EAFE Value Index (net dividends)                               29.32%
MSCI EAFE Index (net dividends)                                     24.19%
MSCI EAFE Growth Index (net dividends)                              19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                               TOTAL
                                                              RETURNS
COUNTRY                                                      (U.S. $)
-------                                                      --------
Brazil                                                          34.91%
Argentina                                                       25.55%
Thailand                                                         2.99%
Chile                                                           31.00%
Indonesia                                                       49.70%
Hungary                                                         84.84%
Israel                                                          14.51%
Poland                                                          63.81%
Taiwan                                                           7.55%
Mexico                                                          43.28%
Malaysia                                                        17.71%
Philippines                                                     38.36%
Turkey                                                          57.65%
South Korea                                                     26.73%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DFA INTERNATIONAL VALUE PORTFOLIO IV

     The DFA International Value Portfolio IV seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 600 stocks in 21 developed-country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index (net dividends), and 29.32% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio IV over this year was 31.99%. Relative to the MSCI EAFE Value Index (net dividends) superior performance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 67% for the Portfolio compared to 31% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                        BEGINNING      ENDING                     EXPENSES
                                         ACCOUNT      ACCOUNT      ANNUALIZED       PAID
                                          VALUE        VALUE        EXPENSE        DURING
DFA INTERNATIONAL VALUE PORTFOLIO IV     6/01/04      11/30/04       RATIO         PERIOD*
--------------------------------------  ---------   -----------   -----------    -----------
Actual Fund Return                    $  1,000.00   $  1,168.90          0.36%   $      1.95
Hypothetical 5% Return                $  1,000.00   $  1,023.20          0.36%   $      1.82

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (12,692,688 Shares, Cost $129,242) at Value+                                          $       203,591
Receivable for Fund Shares Sold                                                                   1,058
Prepaid Expenses and Other Assets                                                                     6
                                                                                        ---------------
    Total Assets                                                                                204,655
                                                                                        ---------------

LIABILITIES:
Payables:
  Investment Securities Purchased                                                                 1,058
  Due to Advisor                                                                                      7
Accrued Expenses and Other Liabilities                                                               21
                                                                                        ---------------
    Total Liabilities                                                                             1,086
                                                                                        ---------------
NET ASSETS                                                                              $       203,569
                                                                                        ===============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                                   15,730,371
                                                                                        ===============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $         12.94
                                                                                        ===============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                         $       156,769
Accumulated Net Investment Income (Loss)                                                          2,615
Accumulated Net Realized Gain (Loss)                                                            (30,164)
Unrealized Appreciation (Depreciation) from Investment Securities                                74,349
                                                                                        ---------------
    Total Net Assets                                                                    $       203,569
                                                                                        ===============

----------
+   See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company                   $         3,204
                                                                                        ---------------

EXPENSES
  Administrative Services                                                                            80
  Accounting & Transfer Agent Fees                                                                    6
  Legal Fees                                                                                          9
  Audit Fees                                                                                          1
  Filing Fees                                                                                        26
  Shareholders' Reports                                                                              11
  Directors' Fees and Expenses                                                                        1
                                                                                        ---------------
        Total Expenses                                                                              134
                                                                                        ---------------
  NET INVESTMENT INCOME (LOSS)                                                                    3,070
                                                                                        ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold                                           (584)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                      40,652
                                                                                        ---------------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                       40,068
                                                                                        ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $        43,138
                                                                                        ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                       YEAR          YEAR
                                                                                      ENDED         ENDED
                                                                                     NOV. 30,      NOV. 30,
                                                                                       2004          2003
                                                                                    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                      $    3,070    $    2,143
  Capital Gain Distributions Received from The DFA Investment Trust Company                 --            88
  Net Realized Gain (Loss) on Investment Securities Sold                                  (584)       (8,925)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities             40,652        40,015
                                                                                    ----------    ----------
       Net Increase (Decrease) in Net Assets Resulting from Operations                  43,138        33,321
                                                                                    ----------    ----------
Distributions From:
  Net Investment Income                                                                 (2,598)           --
  Net Short-Term Gains                                                                  (2,109)           --
  Net Long -Term Gains                                                                     (88)           --
                                                                                    ----------    ----------
       Total Distributions                                                              (4,795)           --
                                                                                    ----------    ----------
Capital Share Transactions (1):
  Shares Issued                                                                         98,677       254,025
  Shares Issued in Lieu of Cash Distributions                                            4,795            --
  Shares Redeemed                                                                      (58,338)     (251,657)
                                                                                    ----------    ----------
       Net Increase (Decrease) from Capital Share Transactions                          45,134         2,368
                                                                                    ----------    ----------
       Total Increase (Decrease)                                                        83,477        35,689

NET ASSETS
  Beginning of Period                                                                  120,092        84,403
                                                                                    ----------    ----------
  End of Period                                                                     $  203,569    $  120,092
                                                                                    ==========    ==========

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                       8,792        31,203
     Shares Issued in Lieu of Cash Distributions                                           469            --
     Shares Redeemed                                                                    (5,320)      (30,688)
                                                                                    ----------    ----------
                                                                                         3,941           515
                                                                                    ==========    ==========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO IV

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR           YEAR           YEAR           YEAR          YEAR
                                                             ENDED          ENDED          ENDED          ENDED         ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                              2004           2003           2002           2001          2000
                                                           ----------     ----------     ----------     ----------    ----------
Net Asset Value, Beginning of Period                       $    10.19     $     7.49     $     8.45     $    10.90    $    11.19
                                                           ----------     ----------     ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   0.20           0.18           0.19           0.21          0.20
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                              2.95           2.52          (0.65)         (1.20)        (0.22)
                                                           ----------     ----------     ----------     ----------    ----------
    Total from Investment Operations                             3.15           2.70          (0.46)         (0.99)        (0.02)
                                                           ----------     ----------     ----------     ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income                                         (0.22)            --          (0.20)         (0.27)        (0.22)
  Net Realized Gains                                            (0.18)            --          (0.30)         (1.19)        (0.05)
                                                           ----------     ----------     ----------     ----------    ----------
    Total Distributions                                         (0.40)            --          (0.50)         (1.46)        (0.27)
                                                           ----------     ----------     ----------     ----------    ----------
Net Asset Value, End of Period                             $    12.94     $    10.19     $     7.49     $     8.45    $    10.90
                                                           ==========     ==========     ==========     ==========    ==========
Total Return                                                    31.99%         36.05%         (5.66)%       (10.80)%       (0.24)%

Net Assets, End of Period (thousands)                      $  203,569     $  120,092     $   84,403     $   86,341    $   96,607
Ratio of Expenses to Average Net Assets (1)                      0.37%          0.43%          0.45%          0.44%         0.41%(a)
Ratio of Net Investment Income to Average Net Assets             2.00%          2.28%          2.38%          2.22%         1.97%(a)
Portfolio Turnover Rate                                           N/A            N/A            N/A            N/A           N/A
Portfolio Turnover Rate of Master Fund Series                      15%            14%            18%             6%            9%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2,497.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of the first $40 million of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     Each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as an addition to paid-in capital.

     Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio ceased making voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. There were no permanent differences as of November 30, 2004.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                            ORDINARY
                                           INCOME AND
                                           SHORT-TERM        LONG-TERM
                                          CAPITAL GAINS    CAPITAL GAINS       TOTAL
                                          -------------    -------------     --------
        2004                                $   4,707         $   88         $  4,795
        2003                                       --             --               --

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                              UNDISTRIBUTED                         TOTAL NET
                             NET INVESTMENT                  DISTRIBUTABLE EARNINGS
                                 INCOME                       (ACCUMULATED LOSSES)
                             --------------                  ----------------------
                               $    2,730                           $     2,730

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 was as follows (amounts in thousands):

                                                                                NET
                                                                            UNREALIZED
                     FEDERAL          UNREALIZED        UNREALIZED         APPRECIATION/
                    TAX COST         APPRECIATION     (DEPRECIATION)      (DEPRECIATION)
                   ----------        ------------     --------------      --------------
                   $  159,519         $   74,349        $   (30,277)        $    44,072

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO IV AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                  THE DFA DIMENSIONAL INVESTMENT TRUST COMPANY

                                PERFORMANCE CHART

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

[CHART]

GROWTH OF  $10,000

                THE DFA INTERNATIONAL         MSCI EAFE INDEX
                    VALUE SERIES              (NET DIVIDENDS)
11/30/1994            $  10,000                 $  10,000
12/31/1994            $  10,059                 $  10,063
 1/31/1995            $   9,661                 $   9,676
 2/28/1995            $   9,640                 $   9,648
 3/31/1995            $  10,210                 $  10,250
 4/30/1995            $  10,529                 $  10,636
 5/31/1995            $  10,469                 $  10,509
 6/30/1995            $  10,360                 $  10,324
 7/31/1995            $  10,943                 $  10,967
 8/31/1995            $  10,571                 $  10,549
 9/30/1995            $  10,634                 $  10,755
10/31/1995            $  10,432                 $  10,466
11/30/1995            $  10,719                 $  10,757
12/31/1995            $  11,239                 $  11,190
 1/31/1996            $  11,352                 $  11,236
 2/29/1996            $  11,423                 $  11,274
 3/31/1996            $  11,583                 $  11,514
 4/30/1996            $  12,035                 $  11,849
 5/31/1996            $  11,922                 $  11,630
 6/30/1996            $  11,964                 $  11,696
 7/31/1996            $  11,644                 $  11,354
 8/31/1996            $  11,695                 $  11,379
 9/30/1996            $  11,901                 $  11,681
10/31/1996            $  11,787                 $  11,562
11/30/1996            $  12,311                 $  12,022
12/31/1996            $  12,150                 $  11,867
 1/31/1997            $  11,744                 $  11,452
 2/28/1997            $  11,851                 $  11,639
 3/31/1997            $  11,895                 $  11,681
 4/30/1997            $  11,831                 $  11,743
 5/31/1997            $  12,729                 $  12,507
 6/30/1997            $  13,281                 $  13,197
 7/31/1997            $  13,464                 $  13,411
 8/31/1997            $  12,581                 $  12,409
 9/30/1997            $  13,044                 $  13,104
10/31/1997            $  12,360                 $  12,097
11/30/1997            $  11,838                 $  11,974
12/31/1997            $  11,790                 $  12,078
 1/31/1998            $  12,502                 $  12,630
 2/28/1998            $  13,324                 $  13,441
 3/31/1998            $  13,913                 $  13,855
 4/30/1998            $  13,956                 $  13,964
 5/31/1998            $  14,087                 $  13,897
 6/30/1998            $  13,950                 $  14,002
 7/31/1998            $  14,105                 $  14,144
 8/31/1998            $  12,260                 $  12,392
 9/30/1998            $  11,601                 $  12,012
10/31/1998            $  12,756                 $  13,264
11/30/1998            $  13,316                 $  13,943
12/31/1998            $  13,576                 $  14,493
 1/31/1999            $  13,307                 $  14,451
 2/28/1999            $  12,970                 $  14,106
 3/31/1999            $  13,769                 $  14,695
 4/30/1999            $  14,587                 $  15,290
 5/31/1999            $  13,848                 $  14,503
 6/30/1999            $  14,472                 $  15,068
 7/31/1999            $  14,995                 $  15,516
 8/31/1999            $  15,141                 $  15,573
 9/30/1999            $  15,196                 $  15,730
10/31/1999            $  15,128                 $  16,319
11/30/1999            $  15,081                 $  16,886
12/31/1999            $  15,826                 $  18,401
 1/31/2000            $  14,607                 $  17,232
 2/29/2000            $  14,242                 $  17,696
 3/31/2000            $  15,032                 $  18,382
 4/30/2000            $  14,641                 $  17,415
 5/31/2000            $  14,923                 $  16,989
 6/30/2000            $  15,963                 $  17,654
 7/31/2000            $  15,444                 $  16,914
 8/31/2000            $  15,580                 $  17,060
 9/30/2000            $  15,130                 $  16,230
10/31/2000            $  15,018                 $  15,846
11/30/2000            $  15,006                 $  15,252
12/31/2000            $  15,838                 $  15,794
 1/31/2001            $  15,864                 $  15,786
 2/28/2001            $  15,386                 $  14,603
 3/31/2001            $  14,448                 $  13,629
 4/30/2001            $  15,209                 $  14,576
 5/31/2001            $  15,094                 $  14,062
 6/30/2001            $  14,807                 $  13,487
 7/31/2001            $  14,506                 $  13,241
 8/31/2001            $  14,715                 $  12,906
 9/30/2001            $  12,839                 $  11,599
10/31/2001            $  12,917                 $  11,896
11/30/2001            $  13,390                 $  12,334
12/31/2001            $  13,445                 $  12,408
 1/31/2002            $  13,153                 $  11,748
 2/28/2002            $  13,299                 $  11,831
 3/31/2002            $  14,134                 $  12,471
 4/30/2002            $  14,612                 $  12,553
 5/31/2002            $  15,103                 $  12,712
 6/30/2002            $  14,679                 $  12,206
 7/31/2002            $  13,177                 $  11,001
 8/31/2002            $  13,164                 $  10,976
 9/30/2002            $  11,599                 $  9,798
10/31/2002            $  11,936                 $  10,324
11/30/2002            $  12,650                 $  10,793
12/31/2002            $  12,329                 $  10,430
 1/31/2003            $  11,922                 $  9,994
 2/28/2003            $  11,677                 $  9,765
 3/31/2003            $  11,401                 $  9,573
 4/30/2003            $  12,652                 $  10,511
 5/31/2003            $  13,605                 $  11,148
 6/30/2003            $  14,045                 $  11,418
 7/31/2003            $  14,679                 $  11,694
 8/31/2003            $  15,065                 $  11,977
 9/30/2003            $  15,642                 $  12,346
10/31/2003            $  16,876                 $  13,115
11/30/2003            $  17,237                 $  13,407
12/31/2003            $  18,530                 $  14,454
 1/31/2004            $  19,005                 $  14,659
 2/29/2004            $  19,577                 $  14,997
 3/31/2004            $  19,882                 $  15,081
 4/30/2004            $  19,282                 $  14,740
 5/31/2004            $  19,478                 $  14,790
 6/30/2004            $  20,282                 $  15,114
 7/31/2004            $  19,534                 $  14,623
 8/31/2004            $  19,788                 $  14,688
 9/30/2004            $  20,421                 $  15,072
10/31/2004            $  21,202                 $  15,586
11/30/2004            $  22,779                 $  16,650

AVERAGE ANNUAL            ONE          FIVE       TEN
TOTAL RETURN             YEAR         YEARS      YEARS
------------------------------------------------------
                         32.15%        8.60%      8.58%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                     BEGINNING        ENDING                       EXPENSES
                                                      ACCOUNT        ACCOUNT        ANNUALIZED      PAID
                                                       VALUE          VALUE          EXPENSE        DURING
THE DFA INTERNATIONAL VALUE SERIES                    6/01/04        11/30/04         RATIO        PERIOD*
----------------------------------                 ------------    ------------   ------------  ------------
Actual Fund Return                                 $   1,000.00    $   1,169.50           0.28%   $     1.52
Hypothetical 5% Return                             $   1,000.00    $   1,023.60           0.28%   $     1.42

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                       36.5%
Consumer Discretionary                                                           17.0
Materials                                                                        13.7
Industrials                                                                      12.2
Telecommunication Service                                                         5.6
Consumer Staples                                                                  4.5
Utilities                                                                         3.5
Energy                                                                            3.3
Health Care                                                                       2.0
Information Technology                                                            1.7
                                                                                -----
                                                                                100.0%
                                                                                =====

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (17.9%)
   COMMON STOCKS -- (17.9%)
            Aggregate Industries P.L.C.                                                        1,964,973   $        3,688,173
            Amvescap P.L.C.                                                                      225,900            1,384,318
            Arriva P.L.C.                                                                        231,050            2,163,954
            Associated British Foods P.L.C.                                                      990,462           14,152,962
            Associated British Ports Holdings P.L.C.                                             378,800            3,403,288
            Aviva P.L.C.                                                                       2,630,567           29,114,963
        *   AWG P.L.C.                                                                            76,018            1,092,962
            BAA P.L.C.                                                                         1,614,239           17,953,811
            BAE Systems P.L.C.                                                                 2,667,041           12,496,750
        *   Banco Santander Central Hispano SA                                                   841,876           10,033,633
            Barratt Developments P.L.C.                                                          338,959            3,329,838
            BBA Group P.L.C.                                                                     680,050            3,761,732
            Bellway P.L.C.                                                                        38,000              517,193
            Bovis Homes Group P.L.C.                                                             132,000            1,272,170
            BPB P.L.C.                                                                           458,500            3,857,096
            Bradford & Bingley P.L.C.                                                             80,259              421,938
            Britannic P.L.C.                                                                     278,864            2,213,019
        *   British Airways P.L.C.                                                             1,839,331            7,767,617
            British Land Co. P.L.C.                                                              870,090           13,610,932
            British Vita P.L.C.                                                                  286,388            1,466,422
            Brixton P.L.C.                                                                       359,333            2,217,502
            Cable and Wireless P.L.C.                                                          3,512,914            7,609,065
            Carnival P.L.C.                                                                      156,870            8,751,205
        *   Corus Group P.L.C.                                                                 6,312,988            6,630,051
            Derwent Valley Holdings P.L.C.                                                        49,351              927,107
            DeVere Group P.L.C.                                                                   85,228              713,960
            Dixons Group P.L.C.                                                                  333,402              927,542
        *   Duelguide Units P.L.C.                                                                36,010              370,184
        *   Easyjet P.L.C.                                                                       294,025            1,045,345
            FKI P.L.C.                                                                           856,795            2,171,803
            Friends Provident P.L.C.                                                           2,272,618            6,652,081
            Galen Holdings P.L.C.                                                                319,000            5,197,328
            Great Portland Estates P.L.C.                                                        239,324            1,464,984
            Greene King P.L.C.                                                                   105,263            2,400,651
            Hammerson P.L.C.                                                                     468,800            7,136,185
            Hanson P.L.C.                                                                        963,671            7,718,181
            HBOS P.L.C.                                                                           14,538              203,486
        *   HHG P.L.C.                                                                           842,619              780,794
            Hilton Group P.L.C.                                                                2,673,589           13,199,650
            Intercontinental Hotels Group P.L.C.                                                 968,773           12,321,669
        *   International Power P.L.C.                                                         2,525,271            7,316,497
            ITV P.L.C.                                                                         1,551,881            3,253,412
            Johnson Matthey P.L.C.                                                                43,250              837,103
            Kelda Group P.L.C.                                                                   161,510            1,664,219

            Kingfisher P.L.C.                                                                    659,395            3,628,560
            Land Securities Group P.L.C.                                                          78,654            1,931,002
            Liberty International P.L.C.                                                         469,345            7,948,434
            London Merchant Securities P.L.C.                                                    358,862            1,374,062
            Marks & Spencer Group P.L.C.                                                       1,197,239            7,507,828
            Mersey Docks & Harbour Co. P.L.C.                                                    115,042            1,963,986
            MFI Furniture Group P.L.C.                                                            66,600              147,555
            Millennium and Copthorne Hotels P.L.C.                                               493,245            3,403,860
            Mitchells & Butlers P.L.C.                                                           630,549            3,645,854
        *   MM02 P.L.C.                                                                        8,760,348           19,150,459
            Pearson P.L.C.                                                                       245,987            2,881,913
            Peninsular & Oriental Steam Navigation P.L.C.                                      1,130,420            6,506,424
            Pennon Group P.L.C.                                                                   58,615              993,265
            Persimmon P.L.C.                                                                     271,811            3,215,321
        *   Pillar Property P.L.C.                                                               131,128            1,766,906
        *   Premier Oil P.L.C.                                                                   119,812            1,281,811
            Quintain Estates & Development P.L.C.                                                 75,000              678,151
            Rio Tinto P.L.C.                                                                      83,136            2,429,211
            RMC Group P.L.C.                                                                     401,000            6,426,693
        *   Rolls Royce Group P.L.C.                                                           2,749,448           13,820,270
            Rolls Royce Group P.L.C.                                                          87,432,446              177,656
            Royal & Sun Alliance Insurance Group P.L.C.                                        5,018,810            7,069,730
            Royal Bank of Scotland Group P.L.C.                                                  219,664            6,750,397
            Sabmiller P.L.C.                                                                     192,609            3,241,389
            Sainsbury (J.) P.L.C.                                                              2,629,334           13,111,209
            Scottish & Newcastle P.L.C.                                                          976,911            8,005,286
            Scottish Power P.L.C.                                                              1,102,159            8,143,727
            Severn Trent P.L.C.                                                                  210,597            3,579,003
            Shire Pharmaceuticals Group P.L.C.                                                   683,427            6,850,230
            Singer & Friedlander Group P.L.C.                                                    253,818            1,360,647
            Slough Estates P.L.C.                                                                706,900            6,514,933
            Smith (David S.) Holdings P.L.C.                                                     547,941            1,559,927
            Somerfield P.L.C.                                                                    738,068            2,153,583
            Stanley Leisure P.L.C.                                                               189,634            1,618,826
            Tate & Lyle P.L.C.                                                                   660,070            6,201,623
            Taylor Woodrow P.L.C.                                                                998,309            4,430,105
        *   The Berkeley Group Holdings P.L.C.                                                   228,802            5,208,890
        *   Thus Group P.L.C.                                                                  1,857,640              506,804
            Trinity Mirror P.L.C.                                                                495,640            5,900,900
            United Utilities P.L.C.                                                              265,595            2,853,278
            Vodafone Group P.L.C.                                                             36,676,526           99,621,935
            Westbury P.L.C.                                                                       27,098              198,280
            Whitbread P.L.C.                                                                     520,965            7,943,848
            Wilson Bowden P.L.C.                                                                 105,900            2,014,911
            Wimpey (George) P.L.C.                                                               446,968            3,047,161
            Wolverhampton & Dudley Breweries P.L.C.                                              107,366            1,877,948
            Woolworths Group P.L.C.                                                            2,125,199            1,807,964
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $395,622,398)                                                                                          537,664,530
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    222,049
                                                                                                           ------------------
   (Cost $218,213)
   TOTAL -- UNITED KINGDOM
     (Cost $395,840,611)                                                                                          537,886,579
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (15.6%)
   COMMON STOCKS -- (15.4%)
        #   Aichi Steel Corp.                                                                    120,000              639,864
            AIOI Insurance Co., Ltd.                                                             928,735            4,099,014
            Aisin Seiki Co., Ltd.                                                                182,500            3,922,135
            Akita Bank, Ltd.                                                                     115,000              450,865
        #   Alpine Electronics, Inc.                                                              36,800              493,856
            Amada Co., Ltd.                                                                      376,000            1,892,739
        #   Anritsu Corp.                                                                         67,000              489,523
            Aoyama Trading Co., Ltd.                                                              47,700            1,177,185
            Asahi Breweries, Ltd.                                                                221,600            2,616,693
            Asatsu-Dk, Inc.                                                                       32,500              948,181
            Autobacs Seven Co., Ltd.                                                              23,700              691,733
            Awa Bank, Ltd.                                                                       196,600            1,196,489
            Bank of Iwate, Ltd.                                                                   15,300              708,959
        #   Bank of Kyoto, Ltd.                                                                  347,400            2,905,585
            Bank of Nagoya, Ltd.                                                                 185,000              954,565
            Canon Sales Co., Inc.                                                                124,900            1,788,562
            Chiba Bank, Ltd.                                                                     941,000            5,972,629
            Chudenko Corp.                                                                        41,100              594,696
            Chugoku Bank, Ltd.                                                                   238,800            2,606,569
            Citizen Watch Co., Ltd.                                                              318,000            2,878,243
            Coca-Cola West Japan Co., Ltd.                                                        58,400            1,453,691
            Comsys Holdings Corp.                                                                 92,000              790,402
            Cosmo Oil Co., Ltd.                                                                  764,000            2,217,655
            Dai Nippon Ink & Chemicals, Inc.                                                     459,000            1,037,281
            Dai Nippon Pharmaceutical Co., Ltd.                                                  106,000            1,019,438
            Dai Nippon Printing Co., Ltd.                                                        784,000           11,698,696
            Daicel Chemical Industries, Ltd.                                                     485,000            2,683,925
            Daido Steel Co., Ltd.                                                                274,000              749,659
            Daishi Bank, Ltd.                                                                    355,000            1,354,819
            Daiwa House Industry Co., Ltd.                                                       663,000            7,115,109
            Denso Corp.                                                                           22,500              537,877
        #   Ebara Corp.                                                                          173,000              769,700
            Ezaki Glico Co., Ltd.                                                                174,600            1,228,722
            Fuji Electric Co., Ltd.                                                              525,780            1,357,224
            Fuji Fire & Marine Insurance Co., Ltd.                                               297,000              967,308
            Fuji Heavy Industries                                                                493,000            2,277,016
            Fuji Oil Co., Ltd.                                                                    55,200              649,009
            Fuji Photo Film Co., Ltd.                                                            563,000           19,770,970
            Fujikura, Ltd.                                                                       241,000            1,080,405
            Fukui Bank, Ltd.                                                                     343,000            1,392,967
        #   Fukuoka Bank, Ltd.                                                                   418,000            2,647,827
            Fukuyama Transporting Co., Ltd.                                                      266,000            1,050,906
            Futaba Corp.                                                                          16,000              374,944
            Futaba Industrial Co., Ltd.                                                           44,100              715,289
            Glory, Ltd.                                                                           46,800              731,875
            Gunma Bank, Ltd.                                                                     323,000            1,689,328
            Gunze, Ltd.                                                                          148,000              645,146

            Hachijuni Bank, Ltd.                                                                 344,000            2,269,157
        *   Hankyu Corp.                                                                         174,000              672,142
            Hanshin Electric Railway Co., Ltd.                                                   216,000              711,083
            Heiwa Corp.                                                                           81,500            1,219,515
            Higo Bank, Ltd.                                                                      308,000            1,941,622
            Hitachi Cable, Ltd.                                                                  236,000              995,854
            Hitachi Maxell, Ltd.                                                                  96,000            1,303,233
            Hitachi Metals, Ltd.                                                                 360,000            2,041,542
            Hitachi, Ltd.                                                                      3,891,000           24,995,057
            Hokkoku Bank, Ltd.                                                                   223,000              989,578
            Hokuetsu Paper Mills, Ltd.                                                           162,000              876,828
            House Foods Corp.                                                                    117,000            1,665,322
            Hyakugo Bank, Ltd.                                                                   258,000            1,475,276
            Hyakujishi Bank, Ltd.                                                                314,000            1,844,631
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                       819,000            1,114,336
        *   Itochu Corp.                                                                         120,000              543,178
            Itoham Foods, Inc.                                                                   132,000              638,519
            Iyo Bank, Ltd.                                                                       204,000            1,488,562
            Japan Airport Terminal Co., Ltd.                                                      33,000              309,897
            Joyo Bank, Ltd.                                                                      545,000            2,549,901
            Juroku Bank, Ltd.                                                                    349,000            1,500,586
            Kagoshima Bank, Ltd.                                                                 132,000              795,400
            Kamigumi Co., Ltd.                                                                   357,000            2,766,866
        #   Kandenko Co., Ltd.                                                                   129,000              683,325
            Katokichi Co., Ltd.                                                                   34,500              650,155
        #   Kawasaki Heavy Industries, Ltd.                                                      910,000            1,369,900
            Kikkoman Corp.                                                                       259,000            2,361,000
            Kinden Corp.                                                                         167,000            1,229,842
            Kirin Brewery Co., Ltd.                                                              752,000            7,200,964
        #   Kissei Pharmaceutical Co., Ltd.                                                       41,000              858,892
            Kobe Steel, Ltd.                                                                   2,632,000            4,005,252
            Koito Manufacturing Co., Ltd.                                                        101,000              832,929
            Kokuyo Co., Ltd.                                                                      81,200              931,741
            Komori Corp.                                                                          47,000              648,548
            Kuraray Co., Ltd.                                                                    332,500            2,736,331
            KYORIN Pharmaceutical Co., Ltd.                                                       52,000              742,348
        #   Makita Corp.                                                                         209,000            3,228,203
            Marubeni Corp.                                                                     1,942,000            5,496,133
            Marui Co., Ltd.                                                                      345,200            4,561,048
            Maruichi Steel Tube, Ltd.                                                            117,000            2,051,704
            Matsushita Electric Industrial Co., Ltd.                                           2,684,135           39,847,476
            Matsushita Electric Works, Ltd.                                                      268,000            2,293,600
            Meiji Seika Kaisha, Ltd. Tokyo                                                       243,000            1,068,514
            Michinoku Bank, Ltd.                                                                  73,000              345,500
            Millea Holdings, Inc.                                                                  1,870           26,342,329
            Mitsubishi Gas Chemical Co., Inc.                                                    305,000            1,442,488
            Mitsubishi Heavy Industries, Ltd.                                                  3,355,000            9,601,127
            Mitsubishi Logistics Corp.                                                           106,000              984,889
            Mitsubishi Materials Corp.                                                           975,000            2,020,966
            Mitsui Chemicals, Inc.                                                               540,800            2,829,991
            Mitsui Engineering and Shipbuilding Co., Ltd.                                        481,000              801,907
            Mitsui Marine & Fire Insurance Co., Ltd.                                           1,564,000           13,746,639
            Mitsumi Electric Co., Ltd.                                                            45,800              505,707
            Mizuho Holdings, Inc.                                                                  1,192            5,173,642

            Morinaga Milk Industry Co., Ltd.                                                     160,000              644,584
            Musashino Bank, Ltd.                                                                  20,000              800,061
            Nagase & Co., Ltd.                                                                    87,000              687,585
            Namco, Ltd.                                                                           11,000              135,028
            Nanto Bank, Ltd.                                                                     317,000            1,532,365
            NGK Insulators, Ltd.                                                                 216,000            1,791,941
            NGK Spark Plug Co., Ltd.                                                             144,000            1,401,487
            Nichicon Corp.                                                                        51,200              633,612
            Nichirei Corp.                                                                       180,000              670,824
        #   Nifco, Inc.                                                                           37,000              567,669
            Nihon Unisys, Ltd.                                                                    69,100              641,335
            Nippon Broadcasting System, Inc.                                                      20,690              978,259
            Nippon Kayaku Co., Ltd.                                                              128,000              699,364
            Nippon Meat Packers, Inc., Osaka                                                     144,000            1,860,776
            Nippon Mitsubishi Oil Corp.                                                        1,871,050           12,279,544
            Nippon Paint Co., Ltd.                                                               167,000              670,721
            Nippon Sheet Glass Co., Ltd.                                                         280,000            1,076,398
        *   Nippon Shinpan Co., Ltd.                                                             191,000              675,452
            Nippon Shokubai Co., Ltd.                                                            163,000            1,338,046
            Nippon Television Network Corp.                                                        9,400            1,358,813
        #   Nishimatsu Construction Co., Ltd.                                                    364,000            1,141,553
            Nishi-Nippon Bank, Ltd.                                                              112,540              485,374
            Nissay Dowa General Insurance Co., Ltd.                                              383,000            1,786,299
            Nisshin Seifun Group, Inc.                                                           148,000            1,622,155
            Nisshin Steel Co., Ltd.                                                              627,000            1,494,189
            Nisshinbo Industries, Inc.                                                           305,000            2,084,653
      # *   Nissho Iwai-Nichmen Holdings Corp.                                                   130,400              547,916
        #   NSK, Ltd.                                                                            319,000            1,481,284
            Obayashi Corp.                                                                       520,000            3,225,959
            Ogaki Kyoritsu Bank, Ltd.                                                             68,000              361,150
            Oji Paper Co., Ltd.                                                                  275,000            1,564,800
            Okumura Corp.                                                                        144,000              793,282
            Onward Kashiyama Co., Ltd.                                                           100,000            1,357,842
            PanaHome Corp.                                                                       106,000              543,820
            Pioneer Electronic Corp.                                                             139,800            2,613,796
            Promise Co., Ltd.                                                                     60,500            4,220,704
            Q.P. Corp.                                                                           109,600              960,526
        #   Rengo Co., Ltd.                                                                      152,000              696,632
        *   Resona Holdings, Inc.                                                              1,873,000            3,307,879
            San In Godo Bank, Ltd.                                                               110,000              882,181
            Sanwa Shutter Corp.                                                                  101,000              563,623
            Sanyo Shinpan Finance Co., Ltd.                                                       19,800            1,273,932
        #   Sapporo Breweries, Ltd.                                                              251,000            1,083,835
            Sapporo Hokuyo Holdings, Inc.                                                            224            1,565,943
            Seino Transportation Co., Ltd.                                                       193,000            1,751,928
            Sekisui Chemical Co., Ltd.                                                           557,000            3,646,982
            Sekisui House, Ltd.                                                                  942,000           10,378,242
            Seventy-seven (77) Bank, Ltd.                                                        241,000            1,567,945
            SFCG Co., Ltd.                                                                         8,010            1,971,516
            Shiga Bank, Ltd.                                                                     272,000            1,484,603
            Shikoku Bank, Ltd.                                                                    72,000              412,853
            Shimachu Co., Ltd.                                                                    36,200              858,825
            Shinko Securities Co., Ltd.                                                          470,000            1,418,171
            Shizuoka Bank, Ltd.                                                                  473,000            4,154,962

            Sumitomo Bakelite Co., Ltd.                                                          105,000              610,069
            Sumitomo Corp.                                                                       471,000            3,964,211
            Sumitomo Electric Industries, Ltd.                                                   472,000            4,934,630
            Sumitomo Forestry Co., Ltd.                                                          139,000            1,217,377
            Sumitomo Metal Industries, Ltd. Osaka                                                592,000              787,024
            Sumitomo Metal Mining Co., Ltd.                                                      313,000            2,340,059
            Sumitomo Osaka Cement Co., Ltd.                                                      269,000              591,633
            Sumitomo Trust & Banking Co., Ltd.                                                    21,000              139,903
            Suzuken Co., Ltd.                                                                     54,000            1,269,287
            Taiheiyo Cement Corp.                                                              1,209,800            3,023,219
            Taisei Corp.                                                                         527,000            2,077,690
            Taiyo Yuden Co., Ltd.                                                                 77,000              782,756
            Takara Standard Co., Ltd.                                                            118,000              696,478
            Takashimaya Co., Ltd.                                                                124,000            1,172,422
            Teijin, Ltd.                                                                         893,000            3,829,691
            Teikoku Oil Co., Ltd.                                                                346,000            1,878,076
            Toda Corp.                                                                           203,000              906,207
            Toho Bank, Ltd.                                                                       97,000              356,918
            Tokai Tokyo Securities Co., Ltd.                                                     155,000              440,169
            Tokuyama Corp.                                                                       248,000            1,417,399
            Tokyo Broadcasting System, Inc.                                                      117,500            1,859,950
            Tokyo Style Co., Ltd.                                                                133,000            1,486,662
            Tokyo Tatemono Co., Ltd.                                                             143,000              920,968
            Toppan Printing Co., Ltd.                                                            441,000            4,576,733
            Toshiba TEC Corp.                                                                    181,000              804,742
            Tostem Inax Holding Corp.                                                            228,000            4,022,909
            Toyo Ink Manufacturing Co., Ltd.                                                     174,000              615,254
            Toyo Seikan Kaisha, Ltd.                                                             287,600            4,687,662
            Toyo Suisan Kaisha, Ltd.                                                              64,000              825,720
            Toyota Auto Body Co., Ltd.                                                            86,000            1,414,103
            Toyota Tsusho Corp.                                                                   79,000            1,188,614
            TV Asahi Corp.                                                                           202              413,308
            UNY Co., Ltd.                                                                        133,000            1,436,923
            Wacoal Corp.                                                                         149,000            1,673,221
            Yamagata Bank, Ltd.                                                                  100,000              468,422
            Yamaguchi Bank, Ltd.                                                                 133,000            1,349,530
            Yamanashi Chuo Bank, Ltd.                                                            119,000              700,781
            Yamatake Corp.                                                                        20,000              210,126
            Yamazaki Baking Co., Ltd.                                                            155,000            1,402,650
            Yokohama Rubber Co., Ltd.                                                            410,000            1,434,541
            York-Benimaru Co., Ltd.                                                               29,300              808,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $443,108,095)                                                                                          464,821,980
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Japanese Yen                                                                                            6,275,105
                                                                                                           ------------------
   (Cost $6,276,971)
   TOTAL -- JAPAN
     (Cost $449,385,066)                                                                                          471,097,085
                                                                                                           ------------------

   FRANCE -- (10.8%)
   COMMON STOCKS -- (10.8%)
            AGF (Assurances Generales de France SA)                                              177,559           12,204,896
            Air France                                                                           192,225            3,639,817
            Air Liquide SA                                                                         9,820            1,671,861
            Arcelor SA                                                                           167,800            3,697,167
            AXA                                                                                1,670,413           39,122,585
            BNP Paribas SA                                                                       902,415           62,745,944
            Bongrain SA                                                                            7,145              484,919
      # *   Business Objects SA                                                                   54,856            1,280,655
        *   Cap Gemini SA                                                                         96,137            3,102,836
      # *   Club Mediterranee SA                                                                   8,962              411,643
            Compagnie de Saint-Gobain                                                            348,170           19,808,301
        #   Compagnie Francaise d'Etudes et de Construction Technip SA                            16,088            2,694,337
            Credit Agricole SA                                                                    27,709              820,511
            Eiffage SA                                                                             6,954              693,811
            Esso SA                                                                                  686              101,897
            Euler-Hermes SA                                                                       10,354              678,291
        *   Eurafrance                                                                            18,000            1,403,840
        #   Faurecia SA                                                                           30,445            2,276,996
        #   Fimalac SA                                                                            46,887            2,125,196
            Generale des Establissements Michelin SA Series B                                    107,620            6,221,184
            Havas SA                                                                             300,744            1,661,907
            Imerys SA                                                                             44,000            3,363,354
            LaFarge SA                                                                           139,696           13,122,402
            LaFarge SA Prime Fidelity                                                             85,542            8,043,508
            Lagardere S.C.A. SA                                                                   10,900              778,878
            Nexans                                                                                 9,618              370,496
            Peugeot SA                                                                           238,144           14,551,758
            Pinault Printemps Redoute SA                                                          67,999            7,065,871
            Rallye SA                                                                             18,020              866,072
        #   Remy Cointreau SA                                                                     56,022            2,073,614
            Renault SA                                                                           207,598           16,996,011
        #   Rexel SA                                                                              10,713              542,322
            SA Des Galeries Lafayette                                                                900              202,478
            Schneider SA                                                                         209,919           14,594,986
            SEB SA Prime Fidelity                                                                  9,900            1,006,552
            Societe BIC SA                                                                        52,288            2,542,068
        #   Societe des Ciments de Francais                                                       35,796            3,142,950
            Societe Generale Paris                                                               293,528           28,347,570
            Sodexho Alliance SA                                                                   14,126              429,816
            Suez (ex Suez Lyonnaise des Eaux)                                                    701,284           16,488,080
            Thomson Multimedia                                                                   179,505            4,311,546
        #   Unibail SA                                                                            34,832            4,955,962
            Valeo SA                                                                              73,528            2,911,246
            Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                     4,504              622,748
        *   Vivendi Universal SA                                                                 403,364           11,886,532
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $220,711,106)                                                                                          326,065,414
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          16,500               18,421
        *   Rallye SA Series B Warrants 11/30/05                                                  18,020                2,383
                                                                                                           ------------------

   TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                                    20,804
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $220,739,693)                                                                                          326,086,218
                                                                                                           ------------------

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Rekapacific Berhad
   (Cost $1,085,853)                                                                             691,000                    0
                                                                                                           ------------------

   GERMANY -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Aachener und Muenchener Beteiligungs AG                                               33,828            2,556,439
            Allianz AG                                                                            11,053            1,381,828
            BASF AG                                                                              386,050           26,064,201
            Bayer AG                                                                             498,853           15,829,617
            Bayerische Motorenwerke AG                                                            23,035              976,317
        *   Bayerische Vereinsbank AG                                                            573,132           12,777,641
            BHW Holding AG                                                                        10,667              144,370
            Bilfinger & Berger Bau AG                                                             23,702              887,947
        *   Commerzbank AG                                                                       408,050            8,157,135
            DaimlerChrysler AG                                                                 1,037,459           46,429,283
            Deutsche Bank AG                                                                     589,811           49,954,035
            E.ON AG                                                                               12,593            1,060,464
            Fraport AG                                                                            68,708            2,676,797
            Fresenius Medical Care AG                                                             27,600            2,160,307
        *   Heidelberger Druckmaschinen AG                                                        46,167            1,578,133
            Heidelberger Zement AG                                                                70,373            3,993,505
            Hochtief AG                                                                           56,150            1,667,607
        *   Hypo Real Estate Holding AG                                                           84,277            3,263,856
            IVG Immobilien AG                                                                     30,276              460,689
            Karstadt Quelle AG                                                                    12,500              128,405
            Linde AG                                                                              77,043            4,733,669
            Merck KGAA                                                                            36,000            2,072,910
        *   MG Technologies AG                                                                   150,773            1,780,689
        #   Preussag AG                                                                          131,223            2,925,027
            Salzgitter AG                                                                         13,041              263,659
            SCA Hygiene Products AG                                                                3,550            1,366,619
            ThyssenKrupp AG                                                                      325,691            7,076,828
            Vattenfall Europe AG                                                                  94,898            3,658,597
            Volkswagen AG                                                                        202,446            9,107,320
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $180,557,681)                                                                                          215,133,894
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Karstadt Quelle AG Rights 12/09/04                                                    12,500               29,737
                                                                                                           ------------------
   (Cost $70,225)
   TOTAL -- GERMANY
     (Cost $180,627,906)                                                                                          215,163,631
                                                                                                           ------------------

   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Baloise-Holding                                                                      214,760            9,027,920
            Bank Sarasin & Cie Series B, Basel                                                       180              299,479
            Banque Cantonale Vaudoise                                                             12,608            1,946,224
            Berner Kantonalbank                                                                   23,400            3,325,566
        *   Ciba Spezialitaetenchemie Holding AG                                                  81,000            5,862,257
            Cie Financiere Richemont AG Series A                                               1,251,000           38,073,212
            Clariant AG                                                                           19,200              298,870
        *   Credit Swisse Group                                                                  806,195           31,473,228
        *   Fischer (Georg) AG, Schaffhausen                                                       1,280              330,452
        #   Givaudan SA                                                                            5,792            3,828,374
            Helvetia Patria Holding                                                                7,696            1,072,659
            Holcim, Ltd.                                                                         199,770           11,440,948
            Jelmoli Holding AG                                                                       500              690,230
            Luzerner Kantonalbank AG                                                              14,627            2,681,791
            Pargesa Holding SA, Geneve                                                             1,935            6,538,318
            PSP Swiss Property AG                                                                109,600            4,681,675
            Rieters Holdings AG                                                                    7,860            2,284,323
            Sig Holding AG                                                                        44,130            9,945,721
        *   Sika Finanz AG, Baar                                                                   3,828            2,261,329
        #   St. Galler Kantonalbank                                                               14,319            3,512,490
        *   Swiss Life AG                                                                        132,137           17,356,050
            Swiss Reinsurance Co., Zurich                                                         82,700            5,524,052
        *   Syngenta AG                                                                          165,100           17,492,792
        #   Unaxis Holding AG                                                                     45,400            4,796,859
        *   Valiant Holding AG                                                                    39,295            3,566,334
            Valora Holding AG                                                                     12,170            2,949,565
        *   Zurich Financial SVCS AG                                                             152,206           23,419,596
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $148,683,401)                                                                                          214,680,314
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                8,116               90,582
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $148,683,401)                                                                                          214,770,896
                                                                                                           ------------------

   AUSTRALIA -- (6.4%)
   COMMON STOCKS -- (6.2%)
            Amcor, Ltd.                                                                          862,273            4,942,349
            AMP, Ltd.                                                                          1,026,661            5,453,050
        #   Ansell, Ltd.                                                                         303,463            2,151,028
            APN News & Media, Ltd.                                                               495,309            1,910,807
            Australand Property Group                                                            292,716              411,887
            AWB, Ltd.                                                                            356,256            1,309,632

            AXA Asia Pacific Holdings, Ltd.                                                    2,837,724            8,777,105
        #   Bluescope Steel, Ltd.                                                              1,252,100            8,134,416
            Boral, Ltd.                                                                          919,617            4,895,282
            Caltex Australia, Ltd.                                                               440,369            3,121,553
            Commonwealth Bank of Australia                                                     1,251,077           30,387,664
            CSR, Ltd.                                                                          1,514,337            3,010,727
            Downer Group, Ltd.                                                                   223,115              772,283
            Futuris Corp., Ltd.                                                                  458,719              748,533
            Insurance Australiz Group, Ltd.                                                    1,466,691            6,613,074
            Lend Lease Corp., Ltd.                                                               568,460            5,344,330
            Lion Nathan, Ltd.                                                                    871,345            5,354,657
            Mayne Group, Ltd.                                                                  1,301,416            4,286,592
        #   Mirvac, Ltd.                                                                       1,185,081            4,330,046
            National Australia Bank, Ltd.                                                      1,252,892           27,239,746
            Onesteel, Ltd.                                                                       446,887              852,312
            Orica, Ltd.                                                                          358,303            5,418,336
            Origin Energy, Ltd.                                                                  694,412            3,776,075
            Paperlinx, Ltd.                                                                      727,704            2,614,992
            Publishing and Broadcasting, Ltd.                                                    405,482            4,895,936
            Quantas Airways, Ltd.                                                              3,393,231            9,378,667
            Rinker Group, Ltd.                                                                 1,155,484            8,572,213
            Santos, Ltd.                                                                         953,246            6,529,804
        #   Seven Network, Ltd.                                                                  383,865            1,866,988
        *   Southcorp, Ltd.                                                                    1,146,542            3,232,560
            Stockland Trust Group                                                                 22,084              100,390
        *   Stockland Trust Group                                                                    783                3,548
            WMC Resources, Ltd.                                                                1,821,249           10,096,940
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $123,337,406)                                                                                          186,533,522
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Australian Dollar                                                                                       6,012,695
                                                                                                           ------------------
   (Cost $6,108,819)
   TOTAL -- AUSTRALIA
     (Cost $129,446,225)                                                                                          192,546,217
                                                                                                           ------------------

   SPAIN -- (4.9%)
   COMMON STOCKS -- (4.9%)
        #   Acerinox SA                                                                          261,360            3,836,009
            Arcelor SA                                                                            30,000              662,119
            Autopistas Concesionaria Espanola SA                                                 496,408           10,306,237
            Banco de Andalucia                                                                       900               84,421
            Banco de Sabadell SA                                                                 154,021            3,458,030
        #   Banco Pastor SA                                                                       59,400            1,939,044
        #   Banco Santander Central Hispanoamerica SA                                          2,754,687           33,045,586
            Cementos Portland SA                                                                  21,016            1,175,481
            Corporacion Mapfre Compania Internacional de Reaseguros SA                           146,555            2,057,465
            Ebro Puleva SA                                                                       120,322            1,549,160
            Endesa SA, Madrid                                                                  1,136,646           24,487,412
            Gas Natural SA, Buenos Aires                                                         121,385            3,474,711
        #   Iberdrola SA                                                                         535,000           12,597,452

            Iberia Lineas Aereas de Espana SA                                                    617,500            2,013,474
            Inmobiliaria Colonial SA ICSA                                                         32,300            1,243,490
        #   Inmobiliaria Urbis SA                                                                 96,328            1,325,041
        #   Metrovacesa SA                                                                        69,066            3,290,079
            Repsol SA                                                                          1,289,224           31,413,737
            Sociedad General de Aguas de Barcelona SA                                            119,484            2,236,550
        #   Sol Melia SA                                                                         157,217            1,474,608
            Union Fenosa SA                                                                      230,000            5,925,764
            Vallehermoso SA                                                                       46,125              705,967
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $99,497,069)                                                                                           148,301,837
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                            119,484               22,232
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $99,497,069)                                                                                           148,324,069
                                                                                                           ------------------

   NETHERLANDS -- (4.2%)
   COMMON STOCKS -- (4.2%)
            ABN AMRO Holding NV                                                                   48,226            1,184,128
            Aegon NV                                                                           1,335,528           16,512,414
            Buhrmann NV                                                                           94,439              843,671
            DSM NV                                                                                99,492            5,992,654
            Hunter Douglas NV                                                                     94,242            4,750,608
            IHC Caland NV                                                                         21,931            1,341,229
            ING Groep NV                                                                       1,856,950           50,968,074
        *   Koninklijke Ahold NV                                                                 713,522            5,243,102
            Koninklijke KPN NV                                                                   778,922            6,757,700
            Koninklijke Nedlloyd NV                                                               12,142              616,114
            Koninklijke Philips Electronics NV                                                   780,482           20,113,730
            NV Holdingsmij de Telegraaf                                                            6,800              161,860
            Oce NV                                                                                60,734              907,927
        *   Versatel Telecom International NV                                                    323,150              858,891
            VNU NV                                                                               380,388           11,476,796
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $89,713,830)                                                                                           127,728,898
                                                                                                           ------------------

   SWEDEN -- (3.7%)
   COMMON STOCKS -- (3.6%)
      # *   Ainax AB                                                                              40,366            1,601,623
            Carbo AB                                                                               2,900               79,805
            Castellum AB                                                                           4,100              142,427
            Electrolux AB Series B                                                               168,300            3,703,241
            Gambro AB Series A                                                                   555,400            7,197,790
            Gambro AB Series B                                                                   216,300            2,715,309
            Holmen AB Series A                                                                     6,300              233,677
            Holmen AB Series B                                                                   155,700            5,437,892

            NCC AB Series B                                                                       59,700              753,603
            Nordic Baltic Holdings AB                                                          1,843,100           18,092,336
            Skandinaviska Enskilda Banken Series A                                               196,000            3,730,512
            Skandinaviska Enskilda Banken Series C                                                 9,800              181,344
            SSAB Swedish Steel Series A                                                          180,800            4,361,398
            SSAB Swedish Steel Series B                                                           60,500            1,433,272
            Svenska Cellulosa AB Series A                                                         19,000              794,428
            Svenska Cellulosa AB Series B                                                        221,100            9,214,003
            Svenska Kullagerfabriken AB Series A                                                  22,650              965,142
            Svenska Kullagerfabriken AB Series B                                                  29,700            1,262,280
            Telia AB                                                                           1,875,000           11,425,027
            Trelleborg AB Series B                                                               160,600            2,658,989
            Volvo AB Series A                                                                    243,200            9,574,994
            Volvo AB Series B                                                                    443,400           18,072,158
            Whilborg Fastigheter AB Class B                                                      173,980            3,457,233
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $70,971,563)                                                                                           107,088,483
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Swedish Krona                                                                                           3,698,511
                                                                                                           ------------------
   (Cost $3,705,806)
   TOTAL -- SWEDEN
     (Cost $74,677,369)                                                                                           110,786,994
                                                                                                           ------------------

   HONG KONG -- (3.2%)
   COMMON STOCKS -- (3.2%)
            Cheung Kong Holdings, Ltd.                                                         1,648,000           15,846,285
            China Overseas Land & Investment, Ltd.                                             1,864,000              442,873
            China Travel International Investment, Ltd.                                          680,000              205,117
            Great Eagle Holdings, Ltd.                                                           175,987              418,358
            Hang Lung Development Co., Ltd.                                                    2,518,000            4,721,136
            Henderson Land Development Co., Ltd.                                                 123,000              638,612
            Hong Kong and Shanghai Hotels, Ltd.                                                  372,000              348,818
            Hopewell Holdings, Ltd.                                                            1,455,000            3,771,769
            Hutchison Whampoa, Ltd.                                                            2,319,000           20,660,149
            Hysan Development Co., Ltd.                                                        2,157,039            4,377,561
            Kerry Properties, Ltd.                                                             2,312,291            4,951,737
            New Asia Realty & Trust Co., Ltd.                                                    140,000               66,640
            New World Development Co., Ltd.                                                    2,625,649            2,946,084
        #   Shanghai Industrial Holdings, Ltd.                                                 1,094,000            2,203,508
        #   Shangri-La Asia, Ltd.                                                              4,190,734            5,359,848
        #   Shun Tak Holdings, Ltd.                                                              134,000              135,857
        #   Sino Land Co., Ltd.                                                                8,041,407            7,689,791
            Tsim Sha Tsui Properties, Ltd.                                                       472,000              661,501
            Wharf Holdings, Ltd.                                                               3,619,214           12,871,190
            Wheelock and Co., Ltd.                                                             3,940,000            6,508,047
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,052,663)                                                                                            94,824,881
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                         203,239
                                                                                                           ------------------
   (Cost $203,299)

   RIGHTS/WARRANTS -- (0.0%)
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        136,000               13,292
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $77,255,962)                                                                                            95,041,412
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   Alitalia Linee Aeree Italiane SpA Series A                                         6,690,000            2,295,497
        *   Banca Antoniana Popolare Veneta SpA                                                   83,000            1,985,205
            Banca Monte Dei Paschi di Siena SpA                                                1,623,479            5,306,690
      # *   Banca Nazionale del Lavoro SpA                                                     2,230,687            5,457,494
        #   Banca Popolare di Lodi Scarl                                                         437,995            4,889,598
            Banca Popolare di Milano                                                             665,400            5,414,145
            Benetton Group SpA                                                                   181,249            2,179,239
        #   Buzzi Unicem SpA                                                                      67,793              950,378
            Caltagirone Editore SpA                                                              222,304            1,889,830
            Capitalia SpA                                                                      2,910,876           11,419,773
            CIR SpA (Cie Industriale Riunite), Torino                                            500,000            1,253,920
        #   Compagnia Assicuratrice Unipol SpA                                                   452,120            2,000,977
      # *   Edison SpA                                                                         1,390,717            2,856,235
            Erg SpA                                                                              197,993            2,203,693
      # *   Fiat SpA                                                                           1,054,970            7,814,046
            Italcementi SpA                                                                      444,060            6,715,735
            Italmobiliare SpA, Milano                                                             33,664            1,949,937
            Manifattura Lane Gaetano Marzotto & Figli SpA                                          5,573               99,295
            Milano Assicurazioni SpA                                                             182,000              917,096
            Pirelli & Co. SpA                                                                  1,486,658            1,891,787
        #   SAI SpA (Sta Assicuratrice Industriale), Torino                                      167,605            4,076,989
            San Paolo-IMI SpA                                                                    121,701            1,670,468
            Societe Cattolica di Assicurazoni Scarl SpA                                            8,800              387,448
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,926,723)                                                                                            75,625,475
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Fiat SpA Warrants 01/31/07                                                            51,693                8,224
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ITALY
     (Cost $69,926,723)                                                                                            75,633,699
                                                                                                           ------------------

   IRELAND -- (1.6%)
   COMMON STOCKS -- (1.6%)
            Allied Irish Banks P.L.C.                                                            144,188            2,798,692
            Bank of Ireland P.L.C.                                                                99,637            1,518,985
            CRH P.L.C.                                                                           545,646           13,761,010
        *   Elan Corp. P.L.C.                                                                    690,634           17,993,169

            Irish Permanent P.L.C.                                                               650,175           11,241,742
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $26,709,697)                                                                                            47,313,598
                                                                                                           ------------------

   FINLAND -- (1.5%)
   COMMON STOCKS -- (1.5%)
            Huhtamaki Van Leer Oyj                                                                 2,300               33,653
      # *   Kemira GrowHow Oyj                                                                    21,542              157,467
            Kemira Oyj                                                                           101,377            1,403,187
            Kesko Oyj                                                                            157,000            3,651,209
            Metso Oyj                                                                            219,166            3,509,431
            M-real Oyj Series B                                                                  253,400            1,651,678
            Okobank Class A                                                                       65,000              903,664
            Outokumpu Oyj Series A                                                               351,300            6,533,481
            Rautaruukki Oyj Series K                                                              12,900              155,654
            Stora Enso Oyj Series R                                                              766,900           12,227,695
            Upm-Kymmene Oyj                                                                      539,400           12,165,996
        #   Wartsila Corp. Oyj Series B                                                           39,600            1,374,564
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $31,526,494)                                                                                            43,767,679
                                                                                                           ------------------

   BELGIUM -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Ackermans & Van Haaren SA                                                              4,187              142,184
            Algemene Mij Voor Nijverheidskredit Almanij                                           94,286            8,460,761
            Banque Nationale de Belgique                                                           1,049            4,441,149
            Bekaert SA                                                                             2,787              218,038
            Cofinimmo SA                                                                           1,108              177,423
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                109,966            8,509,068
            Dexia SA                                                                             191,251            4,080,385
            D'Ieteren SA                                                                             431               81,571
            Groupe Bruxelles Lambert                                                              55,500            4,336,610
        *   ING Bank Belgium NV                                                                      128                    4
            Nationale a Portefeuille                                                               4,029              763,223
            Sofina SA                                                                             10,500              694,874
            Suez (ex Suez Lyonnaise des Eaux)                                                     95,400            2,239,088
            Tessenderlo Chemie                                                                    31,155            1,298,467
            Union Miniere SA                                                                      70,740            6,405,311
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,690,265)                                                                                            41,848,156
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Umicore-Strip VVPR Rights                                                              2,009                  265
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $26,690,265)                                                                                            41,848,421
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   DENMARK -- (1.2%)
   COMMON STOCKS -- (1.2%)
            Carlsberg A.S. Series B                                                               32,525            1,517,604
            Codan A.S.                                                                            57,000            2,919,597
            Danisco A.S.                                                                          56,130            3,423,707
            Danske Bank A.S.                                                                     395,753           11,832,330
      # *   Jyske Bank A.S.                                                                       82,000            2,945,370
            Nordea AB                                                                            475,918            4,667,916
            Rockwool, Ltd.                                                                        31,200            1,502,307
            Sydbank A.S.                                                                           7,120            1,351,873
            Tele Danmark A.S.                                                                    179,750            7,369,301
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,184,424)                                                                                            37,530,005
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                  527
                                                                                                           ------------------
   (Cost $506)
   TOTAL -- DENMARK
     (Cost $23,184,930)                                                                                            37,530,532
                                                                                                           ------------------

   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
            DBS Group Holdings, Ltd.                                                             672,000            6,477,280
            Fraser & Neave, Ltd.                                                                 756,290            6,733,037
            Keppel Corp., Ltd.                                                                   570,000            2,797,082
        #   Neptune Orient Lines, Ltd.                                                           801,000            1,440,753
            Overseas Chinese Banking Corp., Ltd.                                                  94,000              768,699
            Sembcorp Industries, Ltd.                                                          1,700,000            1,505,050
            Singapore Airlines, Ltd.                                                           1,258,000            8,361,262
            Singapore Land, Ltd.                                                                 813,000            2,221,984
            United Overseas Bank, Ltd.                                                            66,000              547,881
            United Overseas Land, Ltd.                                                         1,734,000            2,458,662
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,461,854)                                                                                            33,311,690
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                       1,127,329
                                                                                                           ------------------
   (Cost $1,126,620)
   TOTAL -- SINGAPORE
     (Cost $27,588,474)                                                                                            34,439,019
                                                                                                           ------------------

   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
            Den Norske Bank ASA Series A                                                         759,794            7,170,633
            Norsk Hydro ASA                                                                      200,940           16,466,917
            Norske Skogindustrier ASA Series A                                                   247,500            5,265,472

            Storebrand ASA                                                                       355,300            3,163,737
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,217,193)                                                                                            32,066,759
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                           524,680
                                                                                                           ------------------
   (Cost $525,947)
   TOTAL -- NORWAY
     (Cost $23,743,140)                                                                                            32,591,439
                                                                                                           ------------------

   AUSTRIA -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Bank Austria Creditanstalt AG                                                         45,184            3,847,276
            Bohler Uddeholm AG                                                                     6,402              758,788
            OMV AG                                                                                11,385            3,007,395
        #   Voestalpine AG                                                                        62,211            4,450,174
            Wienerberger AG                                                                       16,123              717,244
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $7,462,154)                                                                                             12,780,877
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                       1,428,405            3,572,420
            Banco Espirito Santo e Comercial de Lisboa                                            86,280            1,526,668
            BPI SGPS SA                                                                          477,999            1,946,299
        #   Cimpor Cimentos de Portugal SA                                                       503,265            2,792,308
            Portucel-Empresa Produtora de Pasta de Papel SA                                    1,442,478            2,938,854
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $10,531,651)                                                                                            12,776,549
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Agricultural Bank of Greece S.A.                                                     123,600            1,011,961
            Alpha Credit Bank                                                                     35,040            1,100,861
            Bank of Greece                                                                         8,520            1,077,870
            Bank of Piraeus S.A.                                                                   4,600               72,272
            Commercial Bank of Greece                                                             44,760            1,364,782
            EFG Eurobank Ergasias S.A.                                                            60,097            1,751,263
            Hellenic Petroleum S.A.                                                              159,140            1,666,698
            Hellenic Tellecommunication Organization Co. S.A.                                    140,460            2,309,191
            National Bank of Greece                                                               20,176              622,832
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $7,215,408)                                                                                             10,977,730
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  99,828              555,368
            Carter Holt Harvey, Ltd.                                                           1,955,577            3,108,333
            Fletcher Building, Ltd.                                                              440,315            1,942,870
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,198,478)                                                                                              5,606,571
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                        624,922
                                                                                                           ------------------
   (Cost $624,200)
   TOTAL -- NEW ZEALAND
     (Cost $4,822,678)                                                                                              6,231,493
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.2%)
   INVESTMENT IN CURRENCY -- (0.2%)
        *   Euro Currency                                                                                           5,870,958
                                                                                                           ------------------
   (Cost $5,800,001)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (7.1%)
            Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
              (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from
              05/15/05 to 02/15/16, valued at $183,600,001) to be repurchased at
              $180,009,800 (Cost $180,000,000) ^                                                 180,000          180,000,000
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07, valued at
              $33,384,773) to be repurchased at $32,928,720 (Cost $32,927,000)                    32,927           32,927,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $212,927,000)                                                                                          212,927,000
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
  (Cost $2,345,081,600)++                                                                                  $    3,014,120,993
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $166,414 of securities on loan)            $   3,014,121
Cash                                                                                  15
Receivables:
   Investment Securities Sold                                                     39,221
   Dividends and Interest                                                          5,868
   Fund Shares Sold                                                                4,249
   Securities Lending                                                                 82
Prepaid Expenses and Other Assets                                                      1
                                                                           -------------
      Total Assets                                                             3,063,557
                                                                           -------------

LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                              180,000
   Investment Securities Purchased                                                78,844
   Fund Shares Redeemed                                                               19
   Due to Advisor                                                                    450
Accrued Expenses and Other Liabilities                                               201
                                                                           -------------
      Total Liabilities                                                          259,514
                                                                           -------------
NET ASSETS                                                                 $   2,804,043
                                                                           =============

SHARES OUTSTANDING, $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                                   174,867,617
                                                                           =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                   $       16.04
                                                                           =============

Investments at Cost                                                        $   2,345,082
                                                                           =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                            $   2,017,396
Accumulated Net Investment Income (Loss)                                          18,196
Accumulated Net Realized Gain (Loss)                                              99,382
Accumulated Net Realized Gain (Loss) on Futures                                     (332)
Unrealized Appreciation (Depreciation) from Investment Securities and
   Foreign Currency Transactions                                                 669,039
Unrealized Net Foreign Exchange Gain (Loss)                                          362
                                                                           -------------
      Total Net Assets                                                     $   2,804,043
                                                                           =============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $5,119)                                  $      52,733
   Interest                                                                                       318
   Income from Securities Lending                                                               2,413
                                                                                        -------------
          Total Investment Income                                                              55,464
                                                                                        -------------

EXPENSES
   Investment Advisory Services                                                                 4,209
   Accounting & Transfer Agent Fees                                                             1,022
   Custodian Fees                                                                                 570
   Legal Fees                                                                                      20
   Audit Fees                                                                                      28
   Shareholders' Reports                                                                           14
   Trustees' Fees and Expenses                                                                      9
   Other                                                                                           67
                                                                                        -------------
          Total Expenses                                                                        5,939
                                                                                        -------------
   NET INVESTMENT INCOME (LOSS)                                                                49,525
                                                                                        -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                     115,062
   Net Realized Gain (Loss) on Foreign Currency Transactions                                     (332)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                              436,284
      Translation of Foreign Currency Denominated Amounts                                         162
                                                                                        -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                              551,176
                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $     600,701
                                                                                        =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                 YEAR            YEAR
                                                                                 ENDED           ENDED
                                                                                NOV. 30,        NOV. 30,
                                                                                  2004           2003
                                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $     49,525    $     31,730
   Net Realized Gain (Loss) on Investment Securities Sold                          115,062          (3,540)
   Net Realized Gain (Loss) on Foreign Currency Transactions                          (332)            205
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                   436,284         379,196
      Translation of Foreign Currency Denominated Amounts                              162             114
                                                                              ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations          600,701         407,705
                                                                              ------------    ------------
Distributions From:
   Net Investment Income                                                           (44,310)        (30,082)
   Net Long-Term Gains                                                                  --          (1,177)
                                                                              ------------    ------------
          Total Distributions                                                      (44,310)        (31,259)
                                                                              ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                   728,312         542,740
   Shares Issued in Lieu of Cash Distributions                                      42,852          31,258
   Shares Redeemed                                                                (128,290)       (471,133)
                                                                              ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                  642,874         102,865
                                                                              ------------    ------------
          Total Increase (Decrease)                                              1,199,265         479,311

NET ASSETS
   Beginning of Period                                                           1,604,778       1,125,467
                                                                              ------------    ------------
   End of Period                                                              $  2,804,043    $  1,604,778
                                                                              ============    ============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                 51,724          53,795
      Shares Issued in Lieu of Cash Distributions                                    3,072           2,986
      Shares Redeemed                                                               (9,358)        (47,941)
                                                                              ------------    ------------
                                                                                    45,438           8,840
                                                                              ============    ============

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              YEAR              YEAR             YEAR             YEAR            YEAR
                                              ENDED             ENDED            ENDED            ENDED           ENDED
                                             NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                               2004             2003             2002              2001            2000
                                           -------------    -------------    -------------    -------------    -------------
Net Asset Value, Beginning of Period       $       12.40    $        9.33    $       10.15    $       12.07    $       13.18
                                           -------------    -------------    -------------    -------------    -------------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                     0.33             0.27             0.24             0.27             0.27
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                     3.61             3.06            (0.78)           (1.49)           (0.31)
                                           -------------    -------------    -------------    -------------    -------------
      Total from Investment
         Operations                                 3.94             3.33            (0.54)           (1.22)           (0.04)
                                           -------------    -------------    -------------    -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                           (0.30)           (0.25)           (0.25)           (0.27)           (0.26)
   Net Realized Gains                                 --            (0.01)           (0.03)           (0.43)           (0.81)
                                           -------------    -------------    -------------    -------------    -------------
      Total Distributions                          (0.30)           (0.26)           (0.28)           (0.70)           (1.07)
                                           -------------    -------------    -------------    -------------    -------------
Net Asset Value, End of Period             $       16.04    $       12.40    $        9.33    $       10.15    $       12.07
                                           =============    =============    =============    =============    =============
Total Return                                       32.15%           36.24%           (5.53)%         (10.75)%          (0.51)%

Net Assets, End of Period
   (thousands)                             $   2,804,043    $   1,604,778    $   1,125,467    $   1,208,100    $   1,553,481
Ratio of Expenses to Average
   Net Assets                                       0.28%            0.30%            0.30%            0.29%            0.29%
Ratio of Net Investment Income to
   Average Net Assets                               2.35%            2.61%            2.36%            2.32%            2.13%
Portfolio Turnover Rate                               15%              14%              18%               6%               9%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $33,960.

     4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                         $  966,299
          Sales                                                308,148

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on the sale of securities deemed to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                       INCREASE             INCREASE
                      (DECREASE)           (DECREASE)
                     ACCUMULATED         UNDISTRIBUTED
                     NET REALIZED        NET INVESTMENT
                    GAINS (LOSSES)           INCOME
                    --------------       --------------
                    $      (11,672)      $       11,672

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                              ORDINARY
                             INCOME AND
                             SHORT-TERM       LONG-TERM
                            CAPITAL GAINS   CAPITAL GAINS       TOTAL
                            -------------   -------------   -------------
     2004                   $      44,310              --   $      44,310
     2003                          30,082   $       1,177          31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                   TOTAL NET
                                                 DISTRIBUTABLE
                 UNDISTRIBUTED   UNDISTRIBUTED     EARNINGS
                NET INVESTMENT    LONG-TERM      (ACCUMULATED
                    INCOME       CAPITAL GAINS      LOSSES)
                --------------   -------------   -------------
                $       22,727   $     104,819   $     127,546

     During the year ended November 30, 2004, the Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of approximately $3,507,000.

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Series, at November 30, 2004 were as follows (amounts in thousands):

                                                              NET
                                                           UNREALIZED
        FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION/
       TAX COST        APPRECIATION     DEPRECIATION     (DEPRECIATION)
     --------------   --------------   --------------    --------------
     $    2,355,353   $      738,191   $      (79,423)   $      658,768

F. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Series under the line of credit for the year ended November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

G. SECURITIES LENDING:

     As of November 30, 2004, some of the Series' portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. The portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

H. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE DFA INTERNATIONAL VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND         TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS            LENGTH OF SERVICE            OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------  -----------------------  -----------------------  ------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides     DFAITC - since 1993    75 portfolios in 4       Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG      DFAIDG - since 1983    investment companies     Business, University of Chicago.
and DEM.                     DIG - since 1993
Trustee of DFAITC.           DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of    DFAITC - since 1993    75 portfolios in 4       Steven G. Rothmeier Distinguished Service Professor of
DFAIDG, DIG and DEM.         DFAIDG - since 1986    investment companies     Economics, Graduate School of Business, University of
Trustee of DFAITC.           DIG - since 1993                                Chicago. Senior Vice-President, Lexecon Inc.
1101 E. 58th Street          DEM - since 1993                                (economics, law, strategy and finance consulting).
Chicago, IL 60637                                                            Formerly, President, Cardean University (division of
Date of Birth: 1/19/39                                                       UNext.com). Member of the Boards of Milwaukee Mutual
                                                                             Insurance Company and UNext.com. Formerly, Trustee,
                                                                             First Prairie Funds (registered investment company).
                                                                             Trustee, Harbor Fund (registered investment company)
                                                                             (13 Portfolios).

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
       WITH THE FUND         TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS            LENGTH OF SERVICE         OVERSEEN                 OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------  -----------------------  -----------------------  ------------------------------------------------------
Roger G. Ibbotson            DFAITC - since 1993    75 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG      DFAIDG - since 1981    investment companies     Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                     DIG - since 1993                                (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.           DEM - since 1993                                Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                    consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                              (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton             DFA ITC - since 2003   75 portfolios in 4       John and Natty McArthur University Professor, Graduate
Director of DFAIDG, DIG      DFA IDG - since 2003   investment companies     School of Business Administration, Harvard University
and DEM.                     DFA DIG - since 2003                            (since 1998). George Fisher Baker Professor of
Trustee of DFAITC.           DEM - since 2003                                Business Administration, Graduate School of Business
Harvard Business School                                                      Administration, Harvard University (1988-1998),
397 Morgan Hall                                                              Co-founder, Chief Science Officer, Integrated Finance
Soldiers Field                                                               Limited (since 2002). Director, MF Risk, Inc. (risk
Boston, MA 02163                                                             managemetnt software) (since 2001). Director,
Date of Birth: 7/31/44                                                       Peninsula Banking Group (bank) (since 2003). Director,
                                                                             Community First Financial Group (bank holding company)
                                                                             (since 2003). Formerly, Co-Founder and Principal,
                                                                             Long-Term Capital Management. Director, Vical
                                                                             Incorporated (biopharamceutical product development).

Myron S. Scholes             DFAITC - since 1993    75 portfolios in 4       Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG      DFAIDG - since 1981    investment companies     University. Managing Partner, Oak Hill Capital
and DEM.                     DIG - since 1993                                Management (private equity firm). Chairman, Oak Hill
Trustee of DFAITC.           DEM - since 1993                                Platinum Partners (hedge fund). Director, Chicago
Oak Hill Capital                                                             Mercantile Exchange. Consultant, Arbor Investors.
Management, Inc.                                                             Formerly, Director, Smith Breeden Family of Funds.
2775 Sand Hill Rd.                                                           Director, American Century Fund Complex (registered
Suite 220                                                                    investment companies) (38 Portfolios); and Director,
Menlo Park, CA 94025                                                         Chicago Mercantile Exchange Holdings Inc..
Date of Birth: 7/01/41

Abbie J. Smith               DFAITC - since 2000    75 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG      DFAIDG - since 2000    investment companies     Graduate School of Business, University of Chicago,
and DEM.                     DIG - since 2000                                Formerly, Marvin Bower Fellow, Harvard Business School
Trustee of DFAITC.           DEM - since 2000                                (9/01 to 8/02). Director, HON Industries Inc. (office
Graduate School of Business                                                  furniture) and Director, Ryder System Inc.
University of Chicago                                                        (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                 INTERESTED TRUSTEES/DIRECTORS**

David G. Booth               DFAITC - since 1993    75 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief    DFAIDG - since 1981    investment companies     Investment Officer and President of Dimensional Fund
Executive Officer, Chief     DIG - since 1992                                Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and       DEM - since 1993                                DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                     Investment Officer and President of DFAITC. Director
and DEM. Chairman,                                                           of Dimensional Fund Advisors Ltd. and formerly Chief
Trustee, Chief Executive                                                     Investment Officer. Director, Chief Investment Officer
Officer, Chief Investment                                                    and President of DFA Australia Ltd. Formerly, Director
Officer and President of                                                     of Dimensional Funds PLC. Chairman, Director, Chief
DFAITC.                                                                      Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                            Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                       Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                      except for Dimensional Fund Advisors Canada Inc.,
                                                                             which was from 6/17/2003.)

                                                                             Limited Partner, Oak Hill Partners. Director,
                                                                             University of Chicago Business School. Formerly,
                                                                             Director, SA Funds (registered investment company).
                                                                             Formerly Director, Assante Corporation (investment
                                                                             management) (until 2002).

    NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
       WITH THE FUND         TERM OF OFFICE(1) AND   DFA FUND COMPLEX(2)         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS            LENGTH OF SERVICE         OVERSEEN                  OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------  -----------------------  -----------------------  -------------------------------------------------------
Rex A. Sinquefield*          DFAITC - since 1993    75 portfolios in 4       Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of     DFAIDG - since 1981    investment companies     Investment Officer) of Dimensional Fund Advisors Inc.,
DFAIDG, DIG and DEM.         DIG - since 1992                                DFA Securities Inc., DFAIDG, DIG and DEM. Chairman,
Trustee and Chairman of      DEM - since 1993                                Trustee (and prior to 1/1/2003, Chief Investment
DFAITC.                                                                      Officer) of DFAITC. Director and formerly President of
1299 Ocean Avenue                                                            Dimensional Fund Advisors Ltd. Director (and prior to
Santa Monica, CA 90401                                                       1/1/2003, Chief Investment Officer) of DFA Australia
Date of Birth: 9/07/44                                                       Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                             Fund Advisors Canada Inc.

                                                                             Trustee, St. Louis University. Life Trustee and Member
                                                                             of Investment Committee, DePaul University. Director,
                                                                             The German St. Vincent Orphan Home. Member of
                                                                             Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                         TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
              AND ADDRESS                     SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------  -------------------  ---------------------------------------------------------------------
                                                             OFFICERS
Arthur H. Barlow                            Since 1993      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                            Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                                Australia Limited, Dimensional Fund Advisors Ltd., and since June
Secretary                                                   2003, Dimensional Fund Advisors Canada Inc. Prior to April 2001,
Date of Birth: 1/24/67                                      legal counsel for Dimensional (since March 2000). Associate, Jones,
                                                            Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                            Since 2004      Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                      University of Chicago (Septempter 2000 to March 2001); and Associate
                                                            of US Bancorp Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                             Since 1996      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                      Since 2004      Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                              Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                     to January 2004); Brach Chief, Investment Company and Invesment
                                                            Advisor Inspections, Securities and Exchange Commission (April 1994
                                                            to August 2000).

                                         TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
            AND ADDRESS                      SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------  -------------------  ---------------------------------------------------------------------
James L. Davis                              Since 1999      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at
Date of Birth: 11/29/56                                     Kansas State University, Arthur Andersen & Co., and Phillips
                                                            Petroleum Co.

Robert T. Deere                             Since 1994      Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                          Since 2001      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited. Prior to April 2001, marketing supervisor and
Date of Birth: 3/18/70                                      marketing coordinator for Dimensional.

Richard A. Eustice                          Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                DFA Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                                   Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                         Since 1993      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                           Since 2001      Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                              Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                             Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                         Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                              Since 2001      Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                              Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                                     to August 2001) and Academic Director Master of Business Taxation
                                                            Program (June 1996 to August 2001) at the University of Southern
                                                            California Marshall School of Business.

Henry F. Gray                               Since 2000      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                        Since 1997      Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                              Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                         Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Christine W. Ho                             Since 2004      Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                              Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                                Since 2004      Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                              Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                      (September 1997 to August 2001).

Patrick Keating                             Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. Formerly, Director, President and Chief Executive
Date of Birth: 12/21/54                                     Officer, Assante Asset Management, Inc. (October 2000 to December
                                                            2002); Director, Assante Capital Management (October 2000 to December
                                                            2002); President and Chief Executive Officer, Assante Capital
                                                            Management (October 2000 to April 2001); Executive Vice President,
                                                            Assante Corporation (May 2001 to December 2002); Director, Assante
                                                            Asset Management Ltd. (September 1997 to December 2002); President
                                                            and Chief Executive Officer, Assante Asset Management Ltd. (September
                                                            1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

                                         TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
              AND ADDRESS                     SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------  -------------------  ---------------------------------------------------------------------
Joseph F. Kolerich                          Since 2004      Vice President of all the DFA Entities. From April 2001 to April
Vice President                                              2004, Portfolio Manager for Dimensional. Formerly, a trader at
Date of Birth: 11/7/71                                      Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                            Management Company).

Heather H. Mathews                          Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                     Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                                Since 2003      Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                              Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                       Associates (investment consulting firm) (December 2000 to June 2002);
                                                            and President, Kobe Investment Research (August 1999 to November
                                                            2000).

Catherine L. Newell                        Vice President   Vice President and Secretary of all the DFA Entities. Vice President
Vice President and Secretary                 since 1997     and Assistant Secretary of DFA Australia Limited (since February
Date of Birth: 5/7/64                      and Secretary    2002, April 1997 and May 2002, respectively). Vice President and
                                             since 2000     Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003).
                                                            Director, Dimensional Funds plc (since January 2002). Formerly,
                                                            Assistant Secretary of all DFA Entities and Dimensional Fund Advisors
                                                            Ltd.

David A. Plecha                             Since 1993      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                              Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                          Since 2002      Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                              for Dimensional (June 2000 to April 2002). Formerly, Research
Date of Birth: 1/28/67                                      Scientist (August 1998 to June 2000), California Institute of
                                                            Technology.

Michael T. Scardina                         Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial Officer                     Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.,
and Treasurer                                               and since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                     Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                            Funds, plc (January 2002).

David E. Schneider                          Since 2001      Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                              Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                           Since 2001      Vice President of all the DFA Entities. Director of Dimensional Fund
Vice President                                              Advisors, Ltd. Formerly, Vice President of DFA Australia Limited.
Santa Monica, CA                                            Formerly, Director of Dimensional Funds plc. Formerly, Managing
Date of Birth: 8/24/54                                      Principal, Payden & Rygel Investment Counsel (April 1998 to December
                                                            2000).

Jeanne C. Sinquefield, Ph.D.*               Since 1988      Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                    Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                            Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
Date of Birth: 12/2/46                                      Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                              Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Principal of William M.
Date of Birth: 5/26/56                                      Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                              Since 2000      Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Vice President of DFA Australia
Santa Monica, CA                                            Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                          Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                         TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
              AND ADDRESS                     SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------  -------------------  ---------------------------------------------------------------------
Bradley G. Steiman                          Since 2004      Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. (since June 2003). Prior to April 2002, Regional Director
Date of Birth: 3/25/73                                      of Dimensional. Formerly, Vice President and General Manager of
                                                            Assante Global Advisors (July 2000 to April 2002); Vice President of
                                                            Assante Asset Management Inc. (March 2000 to July 2000); and Private
                                                            Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                            February 2002).

Karen E. Umland                             Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                              Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Santa Monica, CA                                            Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                            Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                        Since 1997      Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                           Since 2001      Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                              Financial Advisors Services of Dimensional. Director of Dimensional
Santa Monica, CA                                            Fund Advisors Ltd. (since October 2003) and President of Dimensional
Date of Birth: 3/3/45                                       Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

ITEM 2.        CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)       Audit Fees

                           Fiscal Year Ended November 30, 2004:  $ 71,797
                           Fiscal Year Ended November 30, 2003:  $ 64,235

     (b)       Audit-Related Fees

                    Fees for Registrant-  Fiscal Year Ended November 30, 2004:  $ 7,920
                                          Fiscal Year Ended November 30, 2003:  $ 7,740

     Audited-Related Fees included, for the fiscal year ended November 30, 2004, fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements, and, for fiscal year ended November 30, 2003, fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements and for consents issued in connection with post-effective amendments to the Registrant's registration statement.

     There were no Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (c)       Tax Fees

                    Fees for Registrant - Fiscal Year Ended November 30, 2004:  $ 3,100
                                          Fiscal Year Ended November 30, 2003:  $ 2,880

     In the fiscal years ended November 30, 2004 and November 30, 2003, Tax Fees included services in connection with the Registrant's excise tax calculations and review of the Registrant's tax returns.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)       All Other Fees

                    Fees for Registrant - Fiscal Year Ended November 30, 2004:  $ 0
                                          Fiscal Year Ended November 30, 2003:  $ 0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e) (1)   Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of
                      DFA Investment Dimensions Group Inc.
                  Dimensional Emerging Markets Value Fund Inc.
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")

          The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent auditors (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

          The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

          These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

          A.   General

               1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

               2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

          B.   Pre-Approval of Audit Services to the Funds

               1. The Committee shall approve the engagement of an auditor to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

               2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

               3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

          C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

               1. The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

               2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

               3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

               4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

               5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

          D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

               1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

               2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

               3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

               4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                    (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

                    (b) refer such matter to the Committee for its consideration and action.

               In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

               5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

          E.   Amendment; Annual Review

               1.   The Committee may amend these procedures from time to time.

               2. These procedures shall be reviewed annually by the Committee.

          F.   Recordkeeping

               1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

               2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

               3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended November 30, 2004 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was NOT greater than 50%.

     (g)       Aggregate Non-Audit Fees

                                          Fiscal Year Ended November 30, 2004:  $ 171,320
                                          Fiscal Year Ended November 30, 2003:  $ 156,620

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.        SCHEDULE OF INVESTMENTS.

Please see schedule of investments contained in the reports to stockholders included under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10.       CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.       EXHIBITS.

     (a)  Code of Ethics is filed herewith.

     (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.


By:       /s/David G. Booth
          --------------------------------------------
          David G. Booth
          Chairman, Director, President,
          Chief Executive Officer and Chief Investment Officer

Date: February 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:       /s/David G. Booth
          --------------------------------------------
          David G. Booth
          Principal Executive Officer
          Dimensional Investment Group Inc.

Date: February 7, 2005


By:       /s/ Michael T. Scardina
          --------------------------------------------
          Michael T. Scardina
          Principal Financial Officer
          Dimensional Investment Group Inc.

Date: February 7, 2005